     As filed with the Securities and Exchange Commission on April 3, 2013



                                          Registration Statement Nos. 333-101778
                                                                       811-21262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 23                      [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 152                             [X]


                       (Check Appropriate box or boxes.)


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)



                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                              (Name of Depositor)


           1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002 -- 2910
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (860) 308-1000


                              MARIE C. SWIFT, ESQ.
                      METROPOLITAN LIFE INSURANCE COMPANY
                              501 BOYLSTON STREET
                                BOSTON, MA 02116
                    (Name and Address of Agent for Service)


                                 ------------
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on April 29, 2013 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the three prospectuses dated May 1, 2010 (the "Prospectuses") filed in Post-Effective Amendment No. 20/Amendment No. 117 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 6, 2010.

This registration statement also incorporates by reference the three Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 21/Amendment No. 131 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 5, 2011.


This registration statement also incorporates by reference the three Supplements dated April 30, 2012 to the Prospectuses filed in Post-Effective Amendment No. 22/Amendment No. 143 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 4, 2012.

                       PIONEER ANNUISTAR/SM/ PLUS ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 29, 2013

                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar/SM/ Plus Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Franklin Rising Dividends Securities Fund
  Franklin Small-Mid Cap Growth Securities Fund
  Templeton Foreign Securities Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Aggressive Growth Portfolio -- Class II
  ClearBridge Variable All Cap Value Portfolio -- Class I
  ClearBridge Variable Equity Income Portfolio -- Class II

MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class B

  MFS(R) Research International Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B

  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class B
  Pioneer Strategic Income Portfolio -- Class E

METROPOLITAN SERIES FUND

  BlackRock Capital Appreciation Portfolio -- Class E

  BlackRock Money Market Portfolio -- Class A
  Jennison Growth Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class B

  Neuberger Berman Genesis Portfolio -- Class B

PIONEER VARIABLE CONTRACTS TRUST -- CLASS II

  Pioneer Disciplined Value VCT Portfolio

  Pioneer Emerging Markets VCT Portfolio
  Pioneer Equity Income VCT Portfolio
  Pioneer Ibbotson Growth Allocation VCT Portfolio
  Pioneer Ibbotson Moderate Allocation VCT Portfolio
  Pioneer Mid Cap Value VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio


  Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 29, 2013. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:


                                                                  STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                      BENEFIT           BENEFIT           BENEFIT
                                                                 ----------------   ---------------   --------------
Mortality and Expense Risk Charge*............................     1.40%              1.55%             1.75%
Administrative Expense Charge.................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED............................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge........................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED    1.75%              1.90%             2.10%
Optional GMAB Charge..........................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED.....................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)..................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.......................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge......................................     0.25%              0.25%             0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE............     1.50%(6)           1.50%(6)          1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE.............     1.50%(6)           1.50%(6)          1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED.....................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (SINGLE LIFE OPTION) ONLY SELECTED...........................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (JOINT LIFE OPTION) ONLY SELECTED............................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED.....................................................     2.00%              2.15%             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (SINGLE LIFE OPTION) SELECTED.......................     3.25%              3.40%             3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (JOINT LIFE OPTION) SELECTED........................     3.25%              3.40%             3.60%

------------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in MFS(R) Research International Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Pioneer Fund Portfolio- Class B.


(5)   GMAB and GMWB cannot both be elected.

(6)   The current charges for the available GMWB riders are as follow:



              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                GMWB I                        0.40%
                GMWB II                       0.50%
  GMWB for Life (Single Life Option)          0.65%
   GMWB for Life (Joint Life Option)          0.80%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.71%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends Securities Fund........    0.61%     0.25%            0.02%
 Franklin Small-Mid Cap Growth Securities
  Fund............................................    0.51%     0.25%            0.29%
 Templeton Foreign Securities Fund................    0.64%     0.25%            0.15%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class II...........................    0.75%     0.25%            0.07%
 ClearBridge Variable All Cap Value
  Portfolio -- Class I............................    0.75%       --             0.06%
 ClearBridge Variable Equity Income
  Portfolio -- Class II...........................    0.75%     0.25%            0.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%            0.05%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%     0.25%            0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%     0.25%            0.09%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class B................    0.64%     0.25%            0.04%
 Pioneer Strategic Income Portfolio --
  Class E.........................................    0.57%     0.15%            0.06%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation Portfolio --
  Class E.........................................    0.70%     0.15%            0.03%
 BlackRock Money Market Portfolio --
  Class A.........................................    0.33%       --           0.02%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends Securities Fund........   --                0.88%        --               0.88%
 Franklin Small-Mid Cap Growth Securities
  Fund............................................   --                1.05%        --               1.05%
 Templeton Foreign Securities Fund................   --                1.04%        --               1.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class II...........................   --                1.07%      0.00%              1.07%
 ClearBridge Variable All Cap Value
  Portfolio -- Class I............................   --                0.81%      0.00%              0.81%
 ClearBridge Variable Equity Income
  Portfolio -- Class II...........................   --                1.07%      0.00%              1.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........ 0.01%               0.91%        --               0.91%
 MFS(R) Research International Portfolio --
  Class B.........................................   --                1.00%      0.05%              0.95%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --                1.01%      0.02%              0.99%
 PIMCO Total Return Portfolio -- Class B..........   --                0.76%        --               0.76%
 Pioneer Fund Portfolio -- Class B................   --                0.93%      0.03%              0.90%
 Pioneer Strategic Income Portfolio--
  Class E.........................................   --                0.78%        --               0.78%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation Portfolio --
  Class E.........................................   --                0.88%      0.01%              0.87%
 BlackRock Money Market Portfolio --
  Class A.........................................   --                0.35%      0.01%              0.34%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Jennison Growth Portfolio -- Class B............    0.61%         0.25%        0.03%
 MFS(R) Total Return Portfolio -- Class B........    0.55%         0.25%        0.05%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.82%         0.25%        0.04%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Disciplined Value VCT Portfolio.........    0.70%         0.25%        0.08%
 Pioneer Emerging Markets VCT Portfolio..........    1.15%         0.25%        0.30%
 Pioneer Equity Income VCT Portfolio.............    0.65%         0.25%        0.10%
 Pioneer Ibbotson Growth Allocation VCT
  Portfolio......................................    0.17%         0.25%        0.05%
 Pioneer Ibbotson Moderate Allocation VCT
  Portfolio......................................    0.17%         0.25%        0.08%
 Pioneer Mid Cap Value VCT Portfolio.............    0.65%         0.25%        0.07%
 Pioneer Real Estate Shares VCT Portfolio........    0.80%         0.25%        0.21%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
------------------------------------------------- --------------- -------------- ---------------- -----------
 Jennison Growth Portfolio -- Class B............   --                0.89%      0.07%            0.82%
 MFS(R) Total Return Portfolio -- Class B........   --                0.85%        --             0.85%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --                1.11%      0.01%            1.10%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Disciplined Value VCT Portfolio.........   --                1.03%      0.03%            1.00%
 Pioneer Emerging Markets VCT Portfolio.......... 0.01%               1.71%        --             1.71%
 Pioneer Equity Income VCT Portfolio.............   --                1.00%        --             1.00%
 Pioneer Ibbotson Growth Allocation VCT
  Portfolio...................................... 0.84%               1.31%      0.00%            1.31%
 Pioneer Ibbotson Moderate Allocation VCT
  Portfolio...................................... 0.80%               1.30%      0.02%            1.28%
 Pioneer Mid Cap Value VCT Portfolio.............   --                0.97%        --             0.97%
 Pioneer Real Estate Shares VCT Portfolio........   --                1.26%        --             1.26%



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



            FUNDING OPTION                       INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- --------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends Securities   Seeks long-term capital appreciation,   Franklin Advisory Services, LLC
 Fund                                  with preservation of capital as an
                                       important consideration.
Franklin Small-Mid Cap Growth          Seeks long-term capital growth.         Franklin Advisers, Inc.
 Securities Fund

              FUNDING OPTION                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
----------------------------------------- ---------------------------------------- -------------------------------------
Templeton Foreign Securities Fund         Seeks long-term capital growth.          Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive           Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class II                                                      LLC
                                                                                   Subadviser: ClearBridge Investments,
                                                                                   LLC
ClearBridge Variable All Cap Value        Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                     Current income is a secondary            LLC
                                          consideration.                           Subadviser: ClearBridge Investments,
                                                                                   LLC
ClearBridge Variable Equity Income        Seeks a high level of current income.    Legg Mason Partners Fund Advisor,
 Portfolio -- Class II                    Long-term capital appreciation is a      LLC
                                          secondary objective.                     Subadviser: ClearBridge Investments,
                                                                                   LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --         Seeks to maximize total return,          MetLife Advisers, LLC
 Class B                                  consistent with income generation        Subadviser: BlackRock Financial
                                          and prudent investment management.       Management, Inc.
MFS(R) Research International             Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                              Subadviser: Massachusetts Financial
                                                                                   Services Company
Oppenheimer Global Equity                 Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                              Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --           Seeks maximum total return,              MetLife Advisers, LLC
 Class B                                  consistent with the preservation of      Subadviser: Pacific Investment
                                          capital and prudent investment           Management Company LLC
                                          management.
Pioneer Fund Portfolio -- Class B         Seeks reasonable income and capital      MetLife Advisers, LLC
                                          growth.                                  Subadviser: Pioneer Investment
                                                                                   Management, Inc.
Pioneer Strategic Income Portfolio --     Seeks a high level of current income.    MetLife Advisers, LLC
 Class E                                                                           Subadviser: Pioneer Investment
                                                                                   Management, Inc.
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation            Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class E                                                              Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --       Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                          capital.
Jennison Growth Portfolio -- Class B      Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                   Subadviser: Jennison Associates LLC
MFS(R) Total Return Portfolio -- Class B  Seeks a favorable total return through   MetLife Advisers, LLC
                                          investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                   Services Company
Neuberger Berman Genesis                  Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                     principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                   Management LLC
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II

            FUNDING OPTION                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- ------------------------------------
Pioneer Disciplined Value VCT         Seeks long-term capital growth.          Pioneer Investment Management, Inc.
 Portfolio
Pioneer Emerging Markets VCT          Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
 Portfolio
Pioneer Equity Income VCT Portfolio   Seeks current income and long-term       Pioneer Investment Management, Inc.
                                      growth of capital from a portfolio
                                      consisting primarily of income
                                      producing equity securities of
                                      U.S. corporations.
Pioneer Ibbotson Growth Allocation    Seeks long-term capital growth and       Pioneer Investment Management, Inc.
 VCT Portfolio                        current income.                          Subadviser: Ibbotson Associates
                                                                               Advisors, LLC
Pioneer Ibbotson Moderate             Seeks long-term capital growth and       Pioneer Investment Management, Inc.
 Allocation VCT Portfolio             current income.                          Subadviser: Ibbotson Associates
                                                                               Advisors, LLC
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                      investing in a diversified portfolio of
                                      securities consisting primarily of
                                      common stocks.
Pioneer Real Estate Shares VCT        Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
 Portfolio                            Current income is a secondary            Subadviser: AEW Capital
                                      objective.                               Management, L.P.



Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, BlackRock High Yield Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio and Pioneer Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply the Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

The following sub-section is added to this section:


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Charges and Deductions -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional rider benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider (as described in "Living Benefits"). The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.

                             OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
The following sub-section is added to this section:


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 866-547-3793 to make such changes.



                                LIVING BENEFITS
--------------------------------------------------------------------------------

The following sub-section is added to this section:


GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE/GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND ANNUITIZATION. If you elect to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures), and that date is reached, your Contract must be annuitized (see "Payment Options-Annuity Options"), or you must make a complete withdrawal of your Contract Value. Annuitization may provide higher income amounts than the payments under the GMWB for Life rider, depending on the factors described in "The Annuity Period -- Variable Annuity -- Determination of First Annuity Payment" and your Contract Value on the Maturity Date. If you annuitize at the latest date permitted, you must elect one of the following options:

(1) Annuitize the Contract Value under the Contract's annuity provisions.

(2) For the GMWB for Life rider, if you took withdrawals before age 59 1/2 under the Single Life Option, or before age 65 of the younger spouse under the Joint Life Option, elect to receive the Annual Withdrawal Benefit payment each year until the Remaining Benefit Base (RBB) is depleted; for the GMWB rider, elect to receive the Annual Withdrawal Benefit payment each year until the GMWB's RBB is depleted. Each payment received will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the GMWB for Life's RBB or the GMWB's RBB to zero.

(3) If eligible for lifetime withdrawals under the GMWB for Life rider, elect to receive the Lifetime Withdrawal Benefit payment each year until your death (or the later of your and your spousal beneficiary's death for the Joint Life Option). If you (or you and your spousal beneficiary for the Joint Life Option) die before the RBB is depleted, your beneficiaries will continue to receive payments equal to the Lifetime Withdrawal Benefit payment each year until the RBB is depleted. These payments will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the RBB to zero.

If you do not select an annuity option or elect to receive payments under the GMWB for Life rider or GMWB rider, we will annuitize your Contract under the Life Annuity with 120 Monthly Payments Assured annuity option. However, if we do, we will adjust your annuity payment or the annuity option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the GMWB for Life rider or the GMWB rider.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.


STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2013, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $51,000 or 100% of pay for each participant in 2013.



ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.


Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for the Qualified Plan Administrator.


Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").


Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.


Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs-- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).

The new 3.8% Medicare tax is imposed on the lesser of (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" in item (1) does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(b), or 457(b)), but such income will increase modified adjusted gross income in item (2).

The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.


Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and do not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.432
                                                                                    2006   1.371
                                                                                    2005   1.283
                                                                                    2004   1.225
                                                                                    2003   1.000
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.728
                                                                                    2007   1.606
                                                                                    2006   1.470
                                                                                    2005   1.391
                                                                                    2004   1.244
                                                                                    2003   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2012   1.537
                                                                                    2011   1.473
                                                                                    2010   1.240
                                                                                    2009   1.073
                                                                                    2008   1.495
                                                                                    2007   1.561
                                                                                    2006   1.353
                                                                                    2005   1.329
                                                                                    2004   1.216
                                                                                    2003   1.000
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2012   1.670
                                                                                    2011   1.782
                                                                                    2010   1.418
                                                                                    2009   1.003
                                                                                    2008   1.772
                                                                                    2007   1.618
                                                                                    2006   1.512
                                                                                    2005   1.465
                                                                                    2004   1.335
                                                                                    2003   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2012   1.713
                                                                                    2011   1.947
                                                                                    2010   1.824
                                                                                    2009   1.352
                                                                                    2008   2.303
                                                                                    2007   2.026
                                                                                    2006   1.694
                                                                                    2005   1.562
                                                                                    2004   1.338
                                                                                    2003   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2012   1.495



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 1.527                      --
                                                                                    1.432               2,648,635
                                                                                    1.371               2,458,869
                                                                                    1.283               2,566,004
                                                                                    1.225                 454,474
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 1.708                      --
                                                                                    1.728                 832,107
                                                                                    1.606                 946,113
                                                                                    1.470                 900,744
                                                                                    1.391                 644,242
                                                                                    1.244                 257,720
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 1.695               2,277,088
                                                                                    1.537               2,541,401
                                                                                    1.473               2,411,278
                                                                                    1.240               2,605,955
                                                                                    1.073               3,339,564
                                                                                    1.495               4,448,571
                                                                                    1.561               4,877,638
                                                                                    1.353               4,604,965
                                                                                    1.329               3,383,245
                                                                                    1.216                 506,487
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 1.823               1,452,326
                                                                                    1.670               1,895,133
                                                                                    1.782               2,269,287
                                                                                    1.418               2,472,014
                                                                                    1.003               2,303,395
                                                                                    1.772               2,549,028
                                                                                    1.618               1,746,560
                                                                                    1.512               1,440,790
                                                                                    1.465               1,033,441
                                                                                    1.335                 143,740
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 1.994               1,714,677
                                                                                    1.713               2,083,263
                                                                                    1.947               2,300,173
                                                                                    1.824               2,629,076
                                                                                    1.352               2,896,518
                                                                                    2.303               3,412,070
                                                                                    2.026               3,233,201
                                                                                    1.694               2,820,754
                                                                                    1.562               1,643,650
                                                                                    1.338                 363,013
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 1.744                 925,934

                     PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                                UNIT VALUE AT
                                                                                                 BEGINNING OF
PORTFOLIO NAME                                                                           YEAR        YEAR
--------------------------------------------------------------------------------------- ------ ---------------
                                                                                        2011   1.486
                                                                                        2010   1.210
                                                                                        2009   0.916
                                                                                        2008   1.566
                                                                                        2007   1.625
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class II) (4/07)........ 2012   1.242
                                                                                        2011   1.171
                                                                                        2010   1.061
                                                                                        2009   0.878
                                                                                        2008   1.372
                                                                                        2007   1.367
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07)      2012   1.400
                                                                                        2011   1.515
                                                                                        2010   1.320
                                                                                        2009   1.036
                                                                                        2008   1.659
                                                                                        2007   1.732
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)........................................... 2007   1.203
                                                                                        2006   1.037
                                                                                        2005   0.977
 LMPVPI Total Return Subaccount (Class II) (6/03)...................................... 2007   1.334
                                                                                        2006   1.207
                                                                                        2005   1.191
                                                                                        2004   1.115
                                                                                        2003   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)................................ 2007   1.585
                                                                                        2006   1.453
                                                                                        2005   1.346
                                                                                        2004   1.257
                                                                                        2003   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *............................... 2012   1.621
                                                                                        2011   1.609
                                                                                        2010   1.522
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *....................... 2009   0.888
                                                                                        2008   1.574
                                                                                        2007   1.508
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *...................... 2012   1.649
                                                                                        2011   1.876
                                                                                        2010   1.710
                                                                                        2009   1.320
                                                                                        2008   2.326
                                                                                        2007   2.214
 MIST MLA Mid Cap Subaccount (Class B) (4/08).......................................... 2012   1.040
                                                                                        2011   1.115
                                                                                        2010   0.922
                                                                                        2009   0.685
                                                                                        2008   1.083
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)..................... 2012   0.894
                                                                                        2011   0.920
                                                                                        2010   0.854
                                                                                        2009   0.604
                                                                                        2008   1.134
                                                                                        2007   1.008
                                                                                        2006   0.994
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................................... 2012   1.490
                                                                                        2011   1.497
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................................... 2012   1.389
                                                                                        2011   1.578
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............................. 2012   1.493
                                                                                        2011   1.465
                                                                                        2010   1.328
                                                                                        2009   1.086
Metropolitan Series Fund



                                                                                                         NUMBER OF UNITS
                                                                                         UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                            END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------------- --------------- ----------------
                                                                                        1.495               1,088,048
                                                                                        1.486               1,189,969
                                                                                        1.210               1,406,061
                                                                                        0.916               1,609,646
                                                                                        1.566               1,848,012
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class II) (4/07)........ 1.395                 802,498
                                                                                        1.242                 966,194
                                                                                        1.171               1,464,905
                                                                                        1.061               1,628,822
                                                                                        0.878               2,526,645
                                                                                        1.372               2,803,309
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07)      1.584                 559,813
                                                                                        1.400                 621,136
                                                                                        1.515                 793,654
                                                                                        1.320                 960,678
                                                                                        1.036                 998,096
                                                                                        1.659               1,225,268
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)........................................... 1.261                      --
                                                                                        1.203                 124,478
                                                                                        1.037                  11,941
 LMPVPI Total Return Subaccount (Class II) (6/03)...................................... 1.372                      --
                                                                                        1.334               2,813,838
                                                                                        1.207               2,447,656
                                                                                        1.191               2,020,490
                                                                                        1.115                 506,362
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)................................ 1.640                      --
                                                                                        1.585               1,987,471
                                                                                        1.453               1,763,294
                                                                                        1.346               1,762,703
                                                                                        1.257                 400,407
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *............................... 1.860               5,519,026
                                                                                        1.621               6,792,409
                                                                                        1.609               8,016,351
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *....................... 0.844                      --
                                                                                        0.888               2,550,940
                                                                                        1.574               2,922,488
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *...................... 1.895               1,599,937
                                                                                        1.649               1,791,610
                                                                                        1.876               1,929,042
                                                                                        1.710               2,172,868
                                                                                        1.320               1,489,970
                                                                                        2.326                 474,394
 MIST MLA Mid Cap Subaccount (Class B) (4/08).......................................... 1.078               3,042,023
                                                                                        1.040               3,337,591
                                                                                        1.115               3,716,664
                                                                                        0.922               3,990,754
                                                                                        0.685               2,711,797
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)..................... 1.005                      --
                                                                                        0.894               3,671,237
                                                                                        0.920               4,410,622
                                                                                        0.854               5,165,344
                                                                                        0.604               3,561,873
                                                                                        1.134               3,917,570
                                                                                        1.008               4,225,486
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................................... 1.603               8,842,108
                                                                                        1.490               9,215,698
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................................... 1.509               2,100,849
                                                                                        1.389               2,570,316
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............................. 1.638               7,794,736
                                                                                        1.493               8,520,374
                                                                                        1.465               9,951,087
                                                                                        1.328              10,244,403
Metropolitan Series Fund

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E) (5/09)............. 2012   1.150
                                                                                2011   1.285
                                                                                2010   1.091
                                                                                2009   0.867
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2012   1.038
                                                                                2011   1.055
                                                                                2010   1.071
                                                                                2009   1.083
                                                                                2008   1.069
                                                                                2007   1.034
                                                                                2006   1.011
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2012   1.000
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 2012   1.064
                                                                                2011   1.058
                                                                                2010   0.978
                                                                                2009   0.840
                                                                                2008   1.099
                                                                                2007   1.117
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 2012   0.913
                                                                                2011   1.013
                                                                                2010   0.887
                                                                                2009   0.645
                                                                                2008   1.101
                                                                                2007   1.052
                                                                                2006   0.996
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   1.002
                                                                                2005   0.989
                                                                                2004   0.994
                                                                                2003   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.337
                                                                                2005   1.294
                                                                                2004   1.233
                                                                                2003   1.000
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.858
                                                                                2005   1.654
                                                                                2004   1.413
                                                                                2003   1.000
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.028
                                                                                2006   1.012
                                                                                2005   1.010
                                                                                2004   0.995
                                                                                2003   1.000
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.998
                                                                                2005   1.002
                                                                                2004   1.025
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.167
                                                                                2005   1.143
                                                                                2004   1.110
                                                                                2003   1.000
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.320
                                                                                2010   1.230
                                                                                2009   1.065
                                                                                2008   1.092
                                                                                2007   1.079
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.251
                                                                                2006   1.065
                                                                                2005   0.978
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.585
                                                                                2005   1.493
                                                                                2004   1.283
                                                                                2003   1.000
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.479



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E) (5/09)............. 1.293               1,139,583
                                                                                1.150               1,575,783
                                                                                1.285               2,049,756
                                                                                1.091               1,993,238
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 1.022              12,543,678
                                                                                1.038              13,039,890
                                                                                1.055              14,271,296
                                                                                1.071              16,182,132
                                                                                1.083              23,360,395
                                                                                1.069              14,341,336
                                                                                1.034               9,629,261
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 0.963               3,136,059
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 1.166               2,414,691
                                                                                1.064               2,485,648
                                                                                1.058               2,690,661
                                                                                0.978               2,944,278
                                                                                0.840               1,287,130
                                                                                1.099               1,389,767
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 1.090               2,614,232
                                                                                0.913               3,092,017
                                                                                1.013               3,351,427
                                                                                0.887               3,797,293
                                                                                0.645               5,083,679
                                                                                1.101               6,913,233
                                                                                1.052               7,808,887
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 1.011                      --
                                                                                1.002               8,603,519
                                                                                0.989               7,376,686
                                                                                0.994               2,374,242
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 1.397                      --
                                                                                1.337               2,686,991
                                                                                1.294               1,953,298
                                                                                1.233                 557,456
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2.022                      --
                                                                                1.858               3,678,397
                                                                                1.654               2,610,275
                                                                                1.413                 545,058
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 1.067                      --
                                                                                1.028               4,768,839
                                                                                1.012               6,794,346
                                                                                1.010               4,139,097
                                                                                0.995                 805,999
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 1.123                      --
                                                                                0.998                 232,637
                                                                                1.002                 163,053
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 1.243                      --
                                                                                1.167               2,704,035
                                                                                1.143               3,405,177
                                                                                1.110               1,365,810
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 1.349                      --
                                                                                1.320               4,605,978
                                                                                1.230               4,848,558
                                                                                1.065               3,503,527
                                                                                1.092               3,804,349
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 1.377                      --
                                                                                1.251                  70,810
                                                                                1.065                  26,014
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2.015                      --
                                                                                1.585                  64,918
                                                                                1.493                  44,760
                                                                                1.283                  12,781
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 1.582                      --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
                                                                                 2010   1.298
                                                                                 2009   1.055
                                                                                 2008   1.633
                                                                                 2007   1.583
                                                                                 2006   1.381
                                                                                 2005   1.324
                                                                                 2004   1.213
                                                                                 2003   1.000
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)..................... 2012   1.013
                                                                                 2011   1.068
                                                                                 2010   0.993
                                                                                 2009   0.871
                                                                                 2008   1.312
                                                                                 2007   1.252
                                                                                 2006   1.086
                                                                                 2005   0.986
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.747
                                                                                 2008   1.154
                                                                                 2007   1.148
                                                                                 2006   1.041
                                                                                 2005   0.996
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.355
                                                                                 2009   0.860
                                                                                 2008   1.357
                                                                                 2007   1.305
                                                                                 2006   1.224
                                                                                 2005   1.223
                                                                                 2004   1.152
                                                                                 2003   1.000
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.750
                                                                                 2008   1.266
                                                                                 2007   1.222
                                                                                 2006   1.085
                                                                                 2005   1.003
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.700
                                                                                 2008   1.394
                                                                                 2007   1.318
                                                                                 2006   1.228
                                                                                 2005   1.208
                                                                                 2004   1.154
                                                                                 2003   1.000
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.240
                                                                                 2008   2.295
                                                                                 2007   2.059
                                                                                 2006   1.706
                                                                                 2005   1.504
                                                                                 2004   1.290
                                                                                 2003   1.000
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.763
                                                                                 2008   1.257
                                                                                 2007   1.181
                                                                                 2006   1.167
                                                                                 2005   1.095
                                                                                 2004   1.028
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.174
                                                                                 2006   1.106
                                                                                 2005   1.074
                                                                                 2004   1.061
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   1.095
                                                                                 2008   1.797
                                                                                 2007   1.966
                                                                                 2006   1.749
                                                                                 2005   1.599
                                                                                 2004   1.355
                                                                                 2003   1.000
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.434
                                                                                 2005   1.433
                                                                                 2004   1.285
                                                                                 2003   1.000



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
                                                                                 1.479               3,159,004
                                                                                 1.298               3,570,805
                                                                                 1.055               4,691,252
                                                                                 1.633               5,631,988
                                                                                 1.583               3,751,011
                                                                                 1.381               3,454,934
                                                                                 1.324               5,894,045
                                                                                 1.213               2,054,445
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)..................... 1.103               3,009,187
                                                                                 1.013               3,280,088
                                                                                 1.068               3,808,059
                                                                                 0.993               4,206,784
                                                                                 0.871               3,598,356
                                                                                 1.312               4,044,082
                                                                                 1.252               2,827,528
                                                                                 1.086               1,193,160
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 0.745                      --
                                                                                 0.747               1,704,975
                                                                                 1.154               1,848,001
                                                                                 1.148               1,278,481
                                                                                 1.041                 337,542
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 1.452                      --
                                                                                 1.355               7,476,040
                                                                                 0.860               5,955,607
                                                                                 1.357               7,494,369
                                                                                 1.305               9,697,077
                                                                                 1.224               7,620,435
                                                                                 1.223              12,218,704
                                                                                 1.152               4,518,171
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 0.718                      --
                                                                                 0.750               1,159,831
                                                                                 1.266               1,471,687
                                                                                 1.222               1,235,655
                                                                                 1.085                 202,129
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 0.737                      --
                                                                                 0.700               1,382,110
                                                                                 1.394               1,632,565
                                                                                 1.318               1,610,538
                                                                                 1.228               1,726,868
                                                                                 1.208               2,676,216
                                                                                 1.154                 722,786
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 1.133                      --
                                                                                 1.240               1,301,133
                                                                                 2.295               1,649,508
                                                                                 2.059               1,196,732
                                                                                 1.706                 568,600
                                                                                 1.504                 879,341
                                                                                 1.290                 287,247
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 0.786                      --
                                                                                 0.763               2,074,678
                                                                                 1.257               2,476,758
                                                                                 1.181               2,348,224
                                                                                 1.167               1,685,546
                                                                                 1.095                 459,187
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 1.388                      --
                                                                                 1.174               1,226,059
                                                                                 1.106                 936,147
                                                                                 1.074                 371,400
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 1.045                      --
                                                                                 1.095               2,490,140
                                                                                 1.797               2,852,927
                                                                                 1.966               3,129,990
                                                                                 1.749               2,669,108
                                                                                 1.599               1,873,587
                                                                                 1.355                 478,649
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 1.523                      --
                                                                                 1.434                 419,974
                                                                                 1.433                 210,149
                                                                                 1.285                  25,055

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03).................... 2009   1.131
                                                                               2008   1.301
                                                                               2007   1.245
                                                                               2006   1.190
                                                                               2005   1.179
                                                                               2004   1.089
                                                                               2003   1.000
 Pioneer Value VCT Subaccount (Class II) (6/03)............................... 2007   1.526
                                                                               2006   1.347
                                                                               2005   1.307
                                                                               2004   1.192
                                                                               2003   1.000
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2012   2.694
                                                                               2011   3.582
                                                                               2010   3.147
                                                                               2009   1.837
                                                                               2008   4.474
                                                                               2007   3.190
                                                                               2006   2.391
                                                                               2005   1.764
                                                                               2004   1.510
                                                                               2003   1.000
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2012   1.598
                                                                               2011   1.534
                                                                               2010   1.307
                                                                               2009   1.165
                                                                               2008   1.703
                                                                               2007   1.720
                                                                               2006   1.430
                                                                               2005   1.377
                                                                               2004   1.205
                                                                               2003   1.000
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2012   1.105
                                                                               2011   1.161
                                                                               2010   1.027
                                                                               2009   0.786
                                                                               2008   1.230
                                                                               2007   1.182
                                                                               2006   1.065
                                                                               2005   0.983
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2012   1.130
                                                                               2011   1.172
                                                                               2010   1.045
                                                                               2009   0.807
                                                                               2008   1.190
                                                                               2007   1.144
                                                                               2006   1.050
                                                                               2005   0.993
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2012   1.670
                                                                               2011   1.801
                                                                               2010   1.551
                                                                               2009   1.258
                                                                               2008   1.928
                                                                               2007   1.859
                                                                               2006   1.682
                                                                               2005   1.587
                                                                               2004   1.324
                                                                               2003   1.000
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2012   2.189
                                                                               2011   2.025
                                                                               2010   1.600
                                                                               2009   1.235
                                                                               2008   2.035
                                                                               2007   2.555
                                                                               2006   1.901
                                                                               2005   1.681
                                                                               2004   1.261
                                                                               2003   1.000



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03).................... 1.197                      --
                                                                               1.131               8,328,257
                                                                               1.301               9,110,661
                                                                               1.245               9,142,180
                                                                               1.190               8,241,194
                                                                               1.179               5,743,172
                                                                               1.089                 939,390
 Pioneer Value VCT Subaccount (Class II) (6/03)............................... 1.528                      --
                                                                               1.526               2,337,917
                                                                               1.347               2,421,565
                                                                               1.307               2,096,510
                                                                               1.192                 318,988
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2.962               1,120,776
                                                                               2.694               1,346,342
                                                                               3.582               1,596,518
                                                                               3.147               1,761,043
                                                                               1.837               1,762,960
                                                                               4.474               2,011,775
                                                                               3.190               1,830,275
                                                                               2.391               1,486,700
                                                                               1.764               1,065,039
                                                                               1.510                 109,896
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 1.730               2,557,034
                                                                               1.598               2,994,484
                                                                               1.534               3,266,040
                                                                               1.307               3,687,192
                                                                               1.165               4,667,821
                                                                               1.703               6,027,323
                                                                               1.720               5,768,509
                                                                               1.430               5,347,969
                                                                               1.377               3,654,987
                                                                               1.205                 786,572
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 1.218               5,042,778
                                                                               1.105               5,387,864
                                                                               1.161               5,688,750
                                                                               1.027               5,750,319
                                                                               0.786               6,942,526
                                                                               1.230               6,977,094
                                                                               1.182               4,945,595
                                                                               1.065               2,086,772
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 1.241               7,336,704
                                                                               1.130               7,797,111
                                                                               1.172               9,063,688
                                                                               1.045              11,902,467
                                                                               0.807              15,700,518
                                                                               1.190              17,658,937
                                                                               1.144              15,516,288
                                                                               1.050               9,264,900
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 1.822               1,275,134
                                                                               1.670               1,644,377
                                                                               1.801               1,925,836
                                                                               1.551               2,087,828
                                                                               1.258               3,000,107
                                                                               1.928               3,743,748
                                                                               1.859               3,474,635
                                                                               1.682               3,388,779
                                                                               1.587               2,347,880
                                                                               1.324                 359,142
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2.501               1,357,583
                                                                               2.189               1,510,689
                                                                               2.025               1,739,293
                                                                               1.600               1,923,485
                                                                               1.235               1,900,438
                                                                               2.035               2,341,756
                                                                               2.555               2,842,057
                                                                               1.901               2,624,804
                                                                               1.681               1,854,183
                                                                               1.261                 518,522

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90%
                                                                                                UNIT VALUE AT
                                                                                                 BEGINNING OF
PORTFOLIO NAME                                                                           YEAR        YEAR
--------------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........................... 2007   0.985
                                                                                        2006   1.000
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)............................ 2008   1.099
                                                                                        2007   1.036
                                                                                        2006   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)............... 2012   1.019
                                                                                        2011   0.989
                                                                                        2010   0.844
                                                                                        2009   0.741
                                                                                        2008   1.046
                                                                                        2007   1.107
                                                                                        2006   1.000
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)........... 2012   0.959
                                                                                        2011   1.037
                                                                                        2010   0.836
                                                                                        2009   0.600
                                                                                        2008   1.074
                                                                                        2007   0.994
                                                                                        2006   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)....................... 2012   0.896
                                                                                        2011   1.032
                                                                                        2010   0.980
                                                                                        2009   0.736
                                                                                        2008   1.271
                                                                                        2007   1.133
                                                                                        2006   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)............ 2012   0.903
                                                                                        2011   0.910
                                                                                        2010   0.751
                                                                                        2009   0.576
                                                                                        2008   0.998
                                                                                        2007   1.046
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class II) (4/07)........ 2012   0.928
                                                                                        2011   0.887
                                                                                        2010   0.815
                                                                                        2009   0.684
                                                                                        2008   1.082
                                                                                        2007   1.088
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07)      2012   0.867
                                                                                        2011   0.952
                                                                                        2010   0.840
                                                                                        2009   0.668
                                                                                        2008   1.085
                                                                                        2007   1.143
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)........................................... 2007   1.102
                                                                                        2006   1.000
 LMPVPI Total Return Subaccount (Class II) (6/03)...................................... 2007   1.067
                                                                                        2006   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)................................ 2007   1.024
                                                                                        2006   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)................................. 2012   1.158
                                                                                        2011   1.164
                                                                                        2010   1.111
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *....................... 2009   0.594
                                                                                        2008   1.068
                                                                                        2007   1.033
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *...................... 2012   0.883



                                                                                                         NUMBER OF UNITS
                                                                                         UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                            END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........................... 1.046           --
                                                                                        0.985           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)............................ 1.082           --
                                                                                        1.099           --
                                                                                        1.036           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)............... 1.108           --
                                                                                        1.019           --
                                                                                        0.989           --
                                                                                        0.844           --
                                                                                        0.741           --
                                                                                        1.046           --
                                                                                        1.107           --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)........... 1.032           --
                                                                                        0.959           --
                                                                                        1.037           --
                                                                                        0.836           --
                                                                                        0.600           --
                                                                                        1.074           --
                                                                                        0.994           --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)....................... 1.029           --
                                                                                        0.896           --
                                                                                        1.032           --
                                                                                        0.980           --
                                                                                        0.736           --
                                                                                        1.271           --
                                                                                        1.133           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)............ 1.039           --
                                                                                        0.903           --
                                                                                        0.910           --
                                                                                        0.751           --
                                                                                        0.576           --
                                                                                        0.998           --
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class II) (4/07)........ 1.029           --
                                                                                        0.928           --
                                                                                        0.887           --
                                                                                        0.815           --
                                                                                        0.684           --
                                                                                        1.082           --
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07)      0.968           --
                                                                                        0.867           --
                                                                                        0.952           --
                                                                                        0.840           --
                                                                                        0.668           --
                                                                                        1.085           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)........................................... 1.150           --
                                                                                        1.102           --
 LMPVPI Total Return Subaccount (Class II) (6/03)...................................... 1.093           --
                                                                                        1.067           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)................................ 1.055           --
                                                                                        1.024           --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)................................. 1.310           --
                                                                                        1.158           --
                                                                                        1.164           --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *....................... 0.562           --
                                                                                        0.594           --
                                                                                        1.068           --
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *...................... 1.001           --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
                                                                                2011   1.018
                                                                                2010   0.941
                                                                                2009   0.736
                                                                                2008   1.315
                                                                                2007   1.263
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2012   0.890
                                                                                2011   0.968
                                                                                2010   0.811
                                                                                2009   0.610
                                                                                2008   0.975
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.828
                                                                                2011   0.864
                                                                                2010   0.813
                                                                                2009   0.582
                                                                                2008   1.109
                                                                                2007   0.999
                                                                                2006   0.994
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2012   1.270
                                                                                2011   1.287
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2012   0.902
                                                                                2011   1.034
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2012   1.274
                                                                                2011   1.268
                                                                                2010   1.165
                                                                                2009   0.961
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E) (5/09)............. 2012   0.740
                                                                                2011   0.837
                                                                                2010   0.720
                                                                                2009   0.578
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2012   0.955
                                                                                2011   0.983
                                                                                2010   1.012
                                                                                2009   1.037
                                                                                2008   1.038
                                                                                2007   1.017
                                                                                2006   1.004
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2012   0.920
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 2012   0.985
                                                                                2011   0.993
                                                                                2010   0.931
                                                                                2009   0.810
                                                                                2008   1.074
                                                                                2007   1.102
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 2012   0.846
                                                                                2011   0.951
                                                                                2010   0.844
                                                                                2009   0.622
                                                                                2008   1.077
                                                                                2007   1.043
                                                                                2006   0.996
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.000
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.000
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.005
                                                                                2006   1.000
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   1.000
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.000
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.265



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
                                                                                0.883                     --
                                                                                1.018                     --
                                                                                0.941                     --
                                                                                0.736                     --
                                                                                1.315                     --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 0.910                     --
                                                                                0.890                     --
                                                                                0.968                     --
                                                                                0.811                     --
                                                                                0.610                     --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 0.927                     --
                                                                                0.828                     --
                                                                                0.864                     --
                                                                                0.813                     --
                                                                                0.582                     --
                                                                                1.109                     --
                                                                                0.999                     --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 1.348                     --
                                                                                1.270                     --
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 0.967                     --
                                                                                0.902                     --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 1.379                     --
                                                                                1.274                     --
                                                                                1.268                     --
                                                                                1.165                     --
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E) (5/09)............. 0.820                     --
                                                                                0.740                     --
                                                                                0.837                     --
                                                                                0.720                     --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 0.927                     --
                                                                                0.955                     --
                                                                                0.983                     --
                                                                                1.012                     --
                                                                                1.037                     --
                                                                                1.038                     --
                                                                                1.017                144,557
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 0.880                     --
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 1.065                     --
                                                                                0.985                     --
                                                                                0.993                     --
                                                                                0.931                     --
                                                                                0.810                     --
                                                                                1.074                136,677
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 0.995                     --
                                                                                0.846                     --
                                                                                0.951                     --
                                                                                0.844                     --
                                                                                0.622                     --
                                                                                1.077                     --
                                                                                1.043                     --
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 1.004                     --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 1.005                     --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 1.033                     --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 1.031                     --
                                                                                1.005                     --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 1.084                     --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 1.030                     --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 1.287                     --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
                                                                                 2010   1.195
                                                                                 2009   1.049
                                                                                 2008   1.089
                                                                                 2007   1.079
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.106
                                                                                 2006   1.000
 Pioneer Europe VCT Subaccount (Class II) (6/03)................................ 2006   1.000
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   0.973
                                                                                 2010   0.866
                                                                                 2009   0.713
                                                                                 2008   1.119
                                                                                 2007   1.099
                                                                                 2006   1.000
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)..................... 2012   0.832
                                                                                 2011   0.889
                                                                                 2010   0.837
                                                                                 2009   0.745
                                                                                 2008   1.137
                                                                                 2007   1.100
                                                                                 2006   1.000
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.680
                                                                                 2008   1.065
                                                                                 2007   1.073
                                                                                 2006   1.000
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.040
                                                                                 2009   0.669
                                                                                 2008   1.070
                                                                                 2007   1.043
                                                                                 2006   1.000
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.639
                                                                                 2008   1.093
                                                                                 2007   1.070
                                                                                 2006   1.000
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.544
                                                                                 2008   1.100
                                                                                 2007   1.054
                                                                                 2006   1.000
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   0.657
                                                                                 2008   1.234
                                                                                 2007   1.121
                                                                                 2006   1.000
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.618
                                                                                 2008   1.031
                                                                                 2007   0.982
                                                                                 2006   1.000
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.003
                                                                                 2006   1.000
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.561
                                                                                 2008   0.933
                                                                                 2007   1.035
                                                                                 2006   1.000
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.000
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   0.909
                                                                                 2008   1.060
                                                                                 2007   1.028
                                                                                 2006   1.000
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.080
                                                                                 2006   1.000
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)...................... 2012   0.932



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
                                                                                 1.265           --
                                                                                 1.195           --
                                                                                 1.049           --
                                                                                 1.089           --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 1.204           --
                                                                                 1.106           --
 Pioneer Europe VCT Subaccount (Class II) (6/03)................................ 1.190           --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 1.036           --
                                                                                 0.973           --
                                                                                 0.866           --
                                                                                 0.713           --
                                                                                 1.119           --
                                                                                 1.099           --
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)..................... 0.893           --
                                                                                 0.832           --
                                                                                 0.889           --
                                                                                 0.837           --
                                                                                 0.745           --
                                                                                 1.137           --
                                                                                 1.100           --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 0.675           --
                                                                                 0.680           --
                                                                                 1.065           --
                                                                                 1.073           --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 1.110           --
                                                                                 1.040           --
                                                                                 0.669           --
                                                                                 1.070           --
                                                                                 1.043           --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 0.609           --
                                                                                 0.639           --
                                                                                 1.093           --
                                                                                 1.070           --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 0.571           --
                                                                                 0.544           --
                                                                                 1.100           --
                                                                                 1.054           --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 0.598           --
                                                                                 0.657           --
                                                                                 1.234           --
                                                                                 1.121           --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 0.634           --
                                                                                 0.618           --
                                                                                 1.031           --
                                                                                 0.982           --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 1.173           --
                                                                                 1.003           --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 0.533           --
                                                                                 0.561           --
                                                                                 0.933           --
                                                                                 1.035           --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 0.986           --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 0.958           --
                                                                                 0.909           --
                                                                                 1.060           --
                                                                                 1.028           --
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 1.069           --
                                                                                 1.080           --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)...................... 1.010           --

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
                                                                               2011   1.256
                                                                               2010   1.118
                                                                               2009   0.661
                                                                               2008   1.633
                                                                               2007   1.180
                                                                               2006   1.000
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2012   0.999
                                                                               2011   0.972
                                                                               2010   0.839
                                                                               2009   0.758
                                                                               2008   1.123
                                                                               2007   1.150
                                                                               2006   1.000
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2012   0.927
                                                                               2011   0.986
                                                                               2010   0.885
                                                                               2009   0.686
                                                                               2008   1.089
                                                                               2007   1.060
                                                                               2006   1.000
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2012   0.968
                                                                               2011   1.018
                                                                               2010   0.920
                                                                               2009   0.720
                                                                               2008   1.076
                                                                               2007   1.049
                                                                               2006   1.000
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2012   0.893
                                                                               2011   0.976
                                                                               2010   0.852
                                                                               2009   0.700
                                                                               2008   1.088
                                                                               2007   1.064
                                                                               2006   1.000
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2012   0.997
                                                                               2011   0.935
                                                                               2010   0.748
                                                                               2009   0.586
                                                                               2008   0.978
                                                                               2007   1.245
                                                                               2006   1.000



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
                                                                               0.932                     --
                                                                               1.256                     --
                                                                               1.118                     --
                                                                               0.661                     --
                                                                               1.633                     --
                                                                               1.180                     --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 1.066                     --
                                                                               0.999                     --
                                                                               0.972                     --
                                                                               0.839                     --
                                                                               0.758                     --
                                                                               1.123                     --
                                                                               1.150                     --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 1.007                 95,251
                                                                               0.927                350,066
                                                                               0.986                346,157
                                                                               0.885                341,559
                                                                               0.686                341,852
                                                                               1.089                335,694
                                                                               1.060                268,213
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 1.049                     --
                                                                               0.968                 67,162
                                                                               1.018                 67,162
                                                                               0.920                 67,162
                                                                               0.720                 67,162
                                                                               1.076                 67,162
                                                                               1.049                 67,162
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 0.961                     --
                                                                               0.893                     --
                                                                               0.976                     --
                                                                               0.852                     --
                                                                               0.700                     --
                                                                               1.088                     --
                                                                               1.064                     --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 1.124                     --
                                                                               0.997                     --
                                                                               0.935                     --
                                                                               0.748                     --
                                                                               0.586                     --
                                                                               0.978                     --
                                                                               1.245                     --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio - Class II was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio - Class II was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio - Class II was replaced by Met Investors Series Trust-Pioneer Fund Portfolio - Class B and is no longer available as a funding option.


Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio - Class B was merged into Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.




UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed:




                       FORMER NAME                                              NEW NAME
-------------------------------------------------------- -----------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Aggressive Growth        ClearBridge Aggressive Growth Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Equity Income Builder    ClearBridge Variable Equity Income Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Fundamental All Cap      ClearBridge Variable All Cap Value Portfolio
  Value Portfolio
MET INVESTORS SERIES TRUST                               MET INVESTORS SERIES TRUST
 Lazard Mid Cap Portfolio                                 MLA Mid Cap Portfolio
METROPOLITAN SERIES FUND                                 METROPOLITAN SERIES FUND
 BlackRock Legacy Large Cap Growth Portfolio              BlackRock Capital Appreciation Portfolio
PIONEER VARIABLE CONTRACTS TRUST                         PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Fundamental Value VCT Portfolio (formerly       Pioneer Disciplined Value VCT Portfolio
  Pioneer Cullen Value VCT Portfolio)



UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Funds:




     FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
-------------------------------------- ----------------------------------------------
MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
 MLA Mid Cap Portfolio                  Neuberger Berman Genesis Portfolio
METROPOLITAN SERIES FUND               MET INVESTORS SERIES TRUST
 Oppenheimer Global Equity Portfolio    Oppenheimer Global Equity Portfolio (formerly
                                         Met/Templeton Growth Portfolio)

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 29, 2013 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


MIC-Book-70-71-75

                        PORTFOLIO ARCHITECT PLUS ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 29, 2013

                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Plus Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Foreign Securities Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable All Cap Value Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Large Cap Growth Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Small Cap Growth Portfolio -- Class I

  Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class E
  Clarion Global Real Estate Portfolio -- Class A

  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B

  Invesco Small Cap Growth Portfolio -- Class A
  Janus Forty Portfolio -- Class A

  JPMorgan Small Cap Value Portfolio -- Class A

  Lord Abbett Bond Debenture Portfolio -- Class A
  Lord Abbett Mid Cap Value Portfolio -- Class B

  MetLife Aggressive Strategy Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B

  Oppenheimer Global Equity Portfolio -- Class B

  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A

  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B

METROPOLITAN SERIES FUND

  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Diversified Portfolio -- Class A

  BlackRock Money Market Portfolio -- Class A
  Davis Venture Value Portfolio -- Class A

  Frontier Mid Cap Growth Portfolio -- Class D

  MetLife Conservative Allocation Portfolio -- Class B
  MetLife Conservative to Moderate Allocation Portfolio -- Class B MetLife Moderate Allocation Portfolio - Class B
  MetLife Moderate to Aggressive Allocation Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio - Class A

  Neuberger Berman Genesis Portfolio -- Class B
  T. Rowe Price Large Cap Growth Portfolio -- Class B

  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A


  Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 29, 2013. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions-- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                  STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                      BENEFIT           BENEFIT           BENEFIT
                                                                 ----------------   ---------------   --------------
Mortality and Expense Risk Charge*............................     1.40%              1.55%             1.75%
Administrative Expense Charge.................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED............................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge........................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED    1.75%              1.90%             2.10%
Optional GMAB Charge..........................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED.....................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)..................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.......................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge......................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED.....................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED.....................................................     2.00%              2.15%             2.35%

------------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio --
      Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth
      Portfolio -- Class B.




(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.32%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...............    0.53%     0.25%            0.03%
 American Funds Growth Fund......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund...............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.56%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio++            0.56%     0.25%            0.26%
 Mid Cap Portfolio...............................    0.56%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign Securities Fund...............    0.64%     0.25%            0.15%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%       --             0.06%
 ClearBridge Variable All Cap Value
  Portfolio - Class I...........................    0.75%       --             0.06%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.71%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I...........................    0.75%       --             0.13%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................    0.65%       --             0.09%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I...........................    0.75%       --             0.11%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio.....................    0.71%       --             0.22%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A.......    0.60%       --             0.05%
 BlackRock Large Cap Core Portfolio --
  Class E........................................    0.59%     0.15%            0.05%
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.60%       --             0.06%
 Harris Oakmark International Portfolio --
  Class A........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B...........    0.57%     0.25%            0.03%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
------------------------------------------------- --------------- -------------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...............   --                0.81%        --               0.81%
 American Funds Growth Fund......................   --                0.60%        --               0.60%
 American Funds Growth-Income Fund...............   --                0.54%        --               0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --                0.89%        --               0.89%
 Dynamic Capital Appreciation Portfolio++           --                1.07%        --               1.07%
 Mid Cap Portfolio...............................   --                0.90%        --               0.90%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign Securities Fund...............   --                1.04%        --               1.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................   --                0.81%      0.00%              0.81%
 ClearBridge Variable All Cap Value
  Portfolio -- Class I...........................   --                0.81%      0.00%              0.81%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................   --                0.76%      0.00%              0.76%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I...........................   --                0.88%      0.00%              0.88%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................   --                0.74%      0.00%              0.74%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I...........................   --                0.86%      0.00%              0.86%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio.....................   --                0.93%      0.00%              0.93%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A....... 0.01%               0.66%        --               0.66%
 BlackRock Large Cap Core Portfolio --
  Class E........................................   --                0.79%      0.01%              0.78%
 Clarion Global Real Estate Portfolio --
  Class A........................................   --                0.66%        --               0.66%
 Harris Oakmark International Portfolio --
  Class A........................................   --                0.83%      0.02%              0.81%
 Invesco Comstock Portfolio -- Class B...........   --                0.85%      0.02%              0.83%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --           0.02%
 Janus Forty Portfolio -- Class A.................    0.63%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.78%       --           0.06%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................    0.51%       --           0.03%
 Lord Abbett Mid Cap Value Portfolio --
  Class B.........................................    0.65%     0.25%          0.04%
 MetLife Aggressive Strategy Portfolio --
  Class B.........................................    0.09%     0.25%          0.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................    0.91%     0.25%          0.16%
 MFS(R) Research International Portfolio --
  Class B++.......................................    0.68%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%     0.25%          0.09%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --           0.11%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A................    0.64%       --           0.04%
 Pioneer Strategic Income Portfolio --
  Class A.........................................    0.57%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B.........................................    0.74%     0.25%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.........................................    0.32%       --           0.04%
 BlackRock Capital Appreciation Portfolio --
  Class A.........................................    0.70%       --           0.03%
 BlackRock Diversified Portfolio -- Class A.......    0.46%       --           0.07%
 BlackRock Money Market Portfolio --
  Class A.........................................    0.33%       --           0.02%
 Davis Venture Value Portfolio -- Class A.........    0.70%       --           0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................    0.73%     0.10%          0.05%
 MetLife Conservative Allocation Portfolio --
  Class B.........................................    0.09%     0.25%          0.02%
 MetLife Conservative to Moderate
  Allocation Portfolio -- Class B.................    0.07%     0.25%          0.01%
 MetLife Moderate Allocation Portfolio --
  Class B.........................................    0.06%     0.25%            --
 MetLife Moderate to Aggressive Allocation
  Portfolio -- Class B............................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B.........    0.25%     0.25%          0.03%
 MFS(R) Total Return Portfolio -- Class F.........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A................    0.70%       --           0.03%
 Neuberger Berman Genesis Portfolio- -
  Class A++.......................................    0.82%       --           0.04%
 Neuberger Berman Genesis Portfolio --
  Class B.........................................    0.82%     0.25%          0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B............................    0.60%     0.25%          0.04%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B............................    0.49%     0.25%          0.06%
 Western Asset Management
  U.S. Government Portfolio -- Class A............    0.47%       --           0.03%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- -----------
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --                0.87%      0.01%              0.86%
 Janus Forty Portfolio -- Class A.................   --                0.66%      0.01%              0.65%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................   --                0.84%      0.09%              0.75%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................   --                0.54%        --               0.54%
 Lord Abbett Mid Cap Value Portfolio --
  Class B......................................... 0.06%               1.00%      0.00%              1.00%
 MetLife Aggressive Strategy Portfolio --
  Class B......................................... 0.72%               1.07%        --               1.07%
 MFS(R) Emerging Markets Equity Portfolio- -
  Class B.........................................   --                1.32%      0.02%              1.30%
 MFS(R) Research International Portfolio --
  Class B++.......................................   --                1.00%      0.05%              0.95%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --                1.01%      0.02%              0.99%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --                0.58%        --               0.58%
 PIMCO Total Return Portfolio -- Class B..........   --                0.76%        --               0.76%
 Pioneer Fund Portfolio -- Class A................   --                0.68%      0.03%              0.65%
 Pioneer Strategic Income Portfolio --
  Class A.........................................   --                0.63%        --               0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --                0.84%        --               0.84%
 Third Avenue Small Cap Value Portfolio --
  Class B.........................................   --                1.02%      0.01%              1.01%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio- -
  Class A.........................................   --                0.36%      0.00%              0.36%
 BlackRock Capital Appreciation Portfolio --
  Class A.........................................   --                0.73%      0.01%              0.72%
 BlackRock Diversified Portfolio -- Class A.......   --                0.53%        --               0.53%
 BlackRock Money Market Portfolio --
  Class A.........................................   --                0.35%      0.01%              0.34%
 Davis Venture Value Portfolio -- Class A.........   --                0.73%      0.05%              0.68%
 Frontier Mid Cap Growth Portfolio- -
  Class D.........................................   --                0.88%      0.02%              0.86%
 MetLife Conservative Allocation Portfolio --
  Class B......................................... 0.54%               0.90%      0.01%              0.89%
 MetLife Conservative to Moderate
  Allocation Portfolio -- Class B................. 0.58%               0.91%      0.00%              0.91%
 MetLife Moderate Allocation Portfolio --
  Class B......................................... 0.63%               0.94%      0.00%              0.94%
 MetLife Moderate to Aggressive Allocation
  Portfolio -- Class B............................ 0.67%               0.99%      0.00%              0.99%
 MetLife Stock Index Portfolio -- Class B.........   --                0.53%      0.01%              0.52%
 MFS(R) Total Return Portfolio -- Class F.........   --                0.80%        --               0.80%
 MFS(R) Value Portfolio -- Class A................   --                0.73%      0.13%              0.60%
 Neuberger Berman Genesis Portfolio --
  Class A++.......................................   --                0.86%      0.01%              0.85%
 Neuberger Berman Genesis Portfolio --
  Class B.........................................   --                1.11%      0.01%              1.10%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B............................   --                0.89%      0.01%              0.88%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B............................   --                0.80%        --               0.80%
 Western Asset Management
  U.S. Government Portfolio -- Class A............   --                0.50%      0.02%              0.48%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



             FUNDING OPTION                       INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                    Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

             FUNDING OPTION                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- -------------------------------------
Templeton Foreign Securities Fund        Seeks long-term capital growth.          Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive          Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable All Cap Value       Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                    Current income is a secondary            LLC
                                         consideration.                           Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Appreciation        Seeks long-term appreciation of          Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                    capital.                                 LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap Value     Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                    Current income is a secondary            LLC
                                         objective.                               Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Small Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
Legg Mason Investment Counsel            Seeks capital appreciation and           Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio     retention of net investment income.      LLC
                                                                                  Subadviser: Legg Mason Investment
                                                                                  Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --        Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                                 consistent with income generation        Subadviser: BlackRock Financial
                                         and prudent investment management.       Management, Inc.
BlackRock Large Cap Core                 Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio --  Seeks total return through investment    MetLife Advisers, LLC
 Class A                                 in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                         both capital appreciation and current    LLC
                                         income.
Harris Oakmark International             Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio -- Class B    Seeks capital growth and income.         MetLife Advisers, LLC
                                                                                  Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth                 Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Invesco Advisers, Inc.
Janus Forty Portfolio -- Class A         Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                  Subadviser: Janus Capital
                                                                                  Management LLC

            FUNDING OPTION                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Lord Abbett Bond Debenture             Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                  opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
Lord Abbett Mid Cap Value              Seeks capital appreciation through        MetLife Advisers, LLC
 Portfolio -- Class B                  investments, primarily in equity          Subadviser: Lord, Abbett & Co. LLC
                                       securities, which are believed to be
                                       undervalued in the marketplace.
MetLife Aggressive Strategy            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital       MetLife Advisers, LLC
                                       growth.                                   Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio --  Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
Third Avenue Small Cap Value           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Third Avenue
                                                                                 Management LLC
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --     Seeks a competitive total return          MetLife Advisers, LLC
 Class A                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Diversified Portfolio --     Seeks high total return while             MetLife Advisers, LLC
 Class A                               attempting to limit investment risk       Subadviser: BlackRock Advisors, LLC
                                       and preserve capital.

              FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
----------------------------------------- ----------------------------------------- --------------------------------------
BlackRock Money Market Portfolio --       Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                  consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                          capital.
Davis Venture Value Portfolio --          Seeks growth of capital.                  MetLife Advisers, LLC
 Class A                                                                            Subadviser: Davis Selected Advisers,
                                                                                    L.P.
Frontier Mid Cap Growth Portfolio --      Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
MetLife Conservative Allocation           Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                     with growth of capital as a secondary
                                          objective.
MetLife Conservative to Moderate          Seeks high total return in the form of    MetLife Advisers, LLC
 Allocation Portfolio -- Class B          income and growth of capital, with a
                                          greater emphasis on income.
MetLife Moderate Allocation               Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                     of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.
MetLife Moderate to Aggressive            Seeks growth of capital.                  MetLife Advisers, LLC
 Allocation Portfolio -- Class B
MetLife Stock Index Portfolio --          Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                  Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                          Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F  Seeks a favorable total return through    MetLife Advisers, LLC
                                          investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A         Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                  Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                   principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Management LLC
Neuberger Berman Genesis                  Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                     principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Management LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital         MetLife Advisers, LLC
 Portfolio -- Class B                     and, secondarily, dividend income.        Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management                  Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --             consistent with preservation of capital   Subadviser: Western Asset
 Class A                                  and maintenance of liquidity.             Management Company


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.

                                   TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, -Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, -ClearBridge Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

The following sub-section is added to this section:


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Charges and Deductions -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional rider benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider (as described in "Living Benefits"). The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

The following sub-section is added to this section:


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 800-842-9368 to make such changes.

                                LIVING BENEFITS
--------------------------------------------------------------------------------

The following sub-section is added to this section:


GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND ANNUITIZATION. If you elect to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures), and that date is reached, your Contract must be annuitized (see "Payment Options -- Annuity Options"), or you must make a complete withdrawal of your Contract Value.

If you annuitize at the latest date permitted, you must elect one of the following options:

1) Annuitize the Contract Value under the Contract's annuity provisions.

2) Elect to receive the Annual Withdrawal Benefit payment under the GMWB rider each year until the Remaining Benefit Base (RBB) is depleted. These payments will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the RBB to zero.

If you do not select an annuity option or elect to receive payments under the GMWB rider, we will annuitize your Contract under the Life Annuity with 120 Monthly Payments Assured annuity option. However, if we do, we will adjust your annuity payment or the annuity option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the GMWB rider.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.


STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2013, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $51,000 or 100% of pay for each participant in 2013.

ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.


Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for the Qualified Plan Administrator.


Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").


Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.


Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs-- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).

The new 3.8% Medicare tax is imposed on the lesser of (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" in item (1) does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(b), or 457(b)), but such income will increase modified adjusted gross income in item (2).

The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.


Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFITS


If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.383           1.353                      --
                                                                        2005   1.223           1.383                 682,786
                                                                        2004   1.146           1.223                 648,687
                                                                        2003   1.000           1.146                  22,795
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2012   1.864           2.249               1,651,014
                                                                        2011   2.077           1.864               1,835,155
                                                                        2010   1.888           2.077               2,167,106
                                                                        2009   1.347           1.888               2,352,962
                                                                        2008   2.221           1.347               2,288,132
                                                                        2007   1.964           2.221               2,653,561
                                                                        2006   1.657           1.964               2,480,315
                                                                        2005   1.475           1.657               2,209,097
                                                                        2004   1.320           1.475               1,284,663
                                                                        2003   1.000           1.320                 120,737
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2012   1.598           1.854               4,096,017
                                                                        2011   1.695           1.598               4,756,491
                                                                        2010   1.451           1.695               5,580,432
                                                                        2009   1.057           1.451               5,944,451
                                                                        2008   1.916           1.057               6,693,397
                                                                        2007   1.732           1.916               7,733,744
                                                                        2006   1.596           1.732               7,549,012
                                                                        2005   1.395           1.596               6,996,054
                                                                        2004   1.259           1.395               3,989,138
                                                                        2003   1.000           1.259                 445,004
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2012   1.400           1.619               3,644,182
                                                                        2011   1.449           1.400               3,933,709
                                                                        2010   1.320           1.449               4,543,209
                                                                        2009   1.022           1.320               4,959,495
                                                                        2008   1.670           1.022               5,249,811
                                                                        2007   1.614           1.670               5,912,852
                                                                        2006   1.423           1.614               6,102,276
                                                                        2005   1.366           1.423               5,905,027
                                                                        2004   1.257           1.366               3,678,011
                                                                        2003   1.000           1.257                 601,139
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)...................................... 2006   1.666           1.649                      --
                                                                        2005   1.432           1.666               1,617,903
                                                                        2004   1.217           1.432                 403,695
                                                                        2003   1.000           1.217                  49,627
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03).................. 2006   1.726           2.254                      --
                                                                        2005   1.635           1.726               2,947,283
                                                                        2004   1.264           1.635               1,173,619
                                                                        2003   1.000           1.264                 233,283
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)........... 2008   1.506           1.442                      --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
                                                                                       2007   1.428
                                                                                       2006   1.245
                                                                                       2005   1.212
                                                                                       2004   1.171
                                                                                       2003   1.000
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   1.313
                                                                                       2007   1.499
                                                                                       2006   1.467
                                                                                       2005   1.408
                                                                                       2004   1.285
                                                                                       2003   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.316
                                                                                       2005   1.213
                                                                                       2004   1.079
                                                                                       2003   1.000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.313
                                                                                       2005   1.211
                                                                                       2004   1.072
                                                                                       2003   1.000
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)....................... 2012   1.697
                                                                                       2011   1.773
                                                                                       2010   1.540
                                                                                       2009   1.155
                                                                                       2008   2.046
                                                                                       2007   1.772
                                                                                       2006   1.615
                                                                                       2005   1.406
                                                                                       2004   1.240
                                                                                       2003   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2012   1.420
                                                                                       2011   1.484
                                                                                       2010   1.277
                                                                                       2009   0.955
                                                                                       2008   1.654
                                                                                       2007   1.574
                                                                                       2006   1.405
                                                                                       2005   1.182
                                                                                       2004   1.185
                                                                                       2003   1.000
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 2012   2.300
                                                                                       2011   2.620
                                                                                       2010   2.070
                                                                                       2009   1.504
                                                                                       2008   2.529
                                                                                       2007   2.227
                                                                                       2006   2.013
                                                                                       2005   1.732
                                                                                       2004   1.411
                                                                                       2003   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 2006   1.457
                                                                                       2005   1.339
                                                                                       2004   1.207
                                                                                       2003   1.000
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 2008   3.645
                                                                                       2007   2.874
                                                                                       2006   2.279
                                                                                       2005   1.816
                                                                                       2004   1.479
                                                                                       2003   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)...................... 2012   1.713



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
                                                                                       1.506                 472,106
                                                                                       1.428                 601,434
                                                                                       1.245                 687,164
                                                                                       1.212                 433,165
                                                                                       1.171                  94,211
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 1.239                      --
                                                                                       1.313               1,229,258
                                                                                       1.499               1,342,028
                                                                                       1.467               1,354,441
                                                                                       1.408                 891,842
                                                                                       1.285                 155,054
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 1.431                      --
                                                                                       1.316               1,014,567
                                                                                       1.213                  88,502
                                                                                       1.079                      --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 1.464                      --
                                                                                       1.313                 695,712
                                                                                       1.211                 295,098
                                                                                       1.072                      --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)....................... 1.941               2,255,908
                                                                                       1.697               2,499,850
                                                                                       1.773               2,807,052
                                                                                       1.540               2,939,345
                                                                                       1.155               3,166,440
                                                                                       2.046               3,125,075
                                                                                       1.772               3,406,359
                                                                                       1.615               2,889,474
                                                                                       1.406               1,106,182
                                                                                       1.240                  97,781
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 1.710                  47,060
                                                                                       1.420                  50,593
                                                                                       1.484                  87,040
                                                                                       1.277                  95,172
                                                                                       0.955                 107,615
                                                                                       1.654                 221,762
                                                                                       1.574                 258,827
                                                                                       1.405                 271,035
                                                                                       1.182                 209,054
                                                                                       1.185                  28,871
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 2.594               2,163,462
                                                                                       2.300               2,507,619
                                                                                       2.620               2,992,345
                                                                                       2.070               3,164,191
                                                                                       1.504               3,504,066
                                                                                       2.529               4,121,242
                                                                                       2.227               4,444,530
                                                                                       2.013               4,199,602
                                                                                       1.732               2,046,125
                                                                                       1.411                 209,120
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 1.699                      --
                                                                                       1.457                 718,558
                                                                                       1.339                 296,918
                                                                                       1.207                  34,806
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 3.316                      --
                                                                                       3.645               1,553,828
                                                                                       2.874               1,452,724
                                                                                       2.279               1,196,069
                                                                                       1.816                 486,569
                                                                                       1.479                  30,447
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)...................... 1.994               1,714,677

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
                                                                                       2011   1.947
                                                                                       2010   1.824
                                                                                       2009   1.352
                                                                                       2008   2.303
                                                                                       2007   2.026
                                                                                       2006   1.694
                                                                                       2005   1.562
                                                                                       2004   1.338
                                                                                       2003   1.105
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)....................... 2006   1.626
                                                                                       2005   1.517
                                                                                       2004   1.328
                                                                                       2003   1.000
High Yield Bond Trust
 High Yield Bond Trust (6/04)......................................................... 2006   1.060
                                                                                       2005   1.063
                                                                                       2004   0.990
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).............................. 2006   1.237
                                                                                       2005   1.167
                                                                                       2004   1.094
                                                                                       2003   1.000
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).................. 2010   1.608
                                                                                       2009   1.300
                                                                                       2008   1.860
                                                                                       2007   1.552
                                                                                       2006   1.483
                                                                                       2005   1.340
                                                                                       2004   1.192
                                                                                       2003   1.000
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)..................... 2011   2.002
                                                                                       2010   1.634
                                                                                       2009   1.058
                                                                                       2008   1.918
                                                                                       2007   1.601
                                                                                       2006   1.508
                                                                                       2005   1.373
                                                                                       2004   1.386
                                                                                       2003   1.000
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)............................. 2008   1.677
                                                                                       2007   1.558
                                                                                       2006   1.341
                                                                                       2005   1.290
                                                                                       2004   1.254
                                                                                       2003   1.000
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................................ 2006   1.546
                                                                                       2005   1.509
                                                                                       2004   1.334
                                                                                       2003   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)............ 2012   1.547
                                                                                       2011   1.533
                                                                                       2010   1.246
                                                                                       2009   0.940
                                                                                       2008   1.602
                                                                                       2007   1.661
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................. 2012   1.492
                                                                                       2011   1.477
                                                                                       2010   1.332
                                                                                       2009   1.108
                                                                                       2008   1.591
                                                                                       2007   1.537
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07)     2012   1.400
                                                                                       2011   1.515
                                                                                       2010   1.320
                                                                                       2009   1.036
                                                                                       2008   1.659
                                                                                       2007   1.732



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
                                                                                       1.713               2,083,263
                                                                                       1.947               2,300,173
                                                                                       1.824               2,629,076
                                                                                       1.352               2,896,518
                                                                                       2.303               3,412,070
                                                                                       2.026               3,233,201
                                                                                       1.694               2,820,754
                                                                                       1.562               1,643,650
                                                                                       1.338                 363,013
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)....................... 1.950                      --
                                                                                       1.626               2,752,976
                                                                                       1.517               1,122,480
                                                                                       1.328                 254,943
High Yield Bond Trust
 High Yield Bond Trust (6/04)......................................................... 1.084                      --
                                                                                       1.060               2,509,000
                                                                                       1.063                 742,252
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).............................. 1.278                      --
                                                                                       1.237                  61,670
                                                                                       1.167                  94,312
                                                                                       1.094                  70,254
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).................. 1.631                      --
                                                                                       1.608                  87,500
                                                                                       1.300                  88,565
                                                                                       1.860                  74,167
                                                                                       1.552                  52,098
                                                                                       1.483                  51,976
                                                                                       1.340                  60,932
                                                                                       1.192                  23,441
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)..................... 2.143                      --
                                                                                       2.002                 299,819
                                                                                       1.634                 277,373
                                                                                       1.058                 228,946
                                                                                       1.918                 331,327
                                                                                       1.601                 147,445
                                                                                       1.508                 131,023
                                                                                       1.373                  94,010
                                                                                       1.386                  11,575
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)............................. 1.580                      --
                                                                                       1.677                  35,029
                                                                                       1.558                  42,569
                                                                                       1.341                  39,567
                                                                                       1.290                  43,823
                                                                                       1.254                  13,751
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................................ 1.735                      --
                                                                                       1.546                 726,298
                                                                                       1.509                 359,971
                                                                                       1.334                  52,718
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)............ 1.808                 860,218
                                                                                       1.547                 894,306
                                                                                       1.533               1,064,988
                                                                                       1.246               1,193,292
                                                                                       0.940               1,558,047
                                                                                       1.602               1,823,120
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................. 1.703                 145,606
                                                                                       1.492                 148,945
                                                                                       1.477                 149,410
                                                                                       1.332                 178,737
                                                                                       1.108                 240,761
                                                                                       1.591                 212,307
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07)     1.584                 559,813
                                                                                       1.400                 621,136
                                                                                       1.515                 793,654
                                                                                       1.320                 960,678
                                                                                       1.036                 998,096
                                                                                       1.659               1,225,268

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 2012   1.306
                                                                              2011   1.335
                                                                              2010   1.235
                                                                              2009   0.881
                                                                              2008   1.426
                                                                              2007   1.424
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2012   1.497
                                                                              2011   1.449
                                                                              2010   1.344
                                                                              2009   1.097
                                                                              2008   1.730
                                                                              2007   1.691
                                                                              2006   1.452
                                                                              2005   1.385
                                                                              2004   1.274
                                                                              2003   1.000
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2012   2.033
                                                                              2011   2.036
                                                                              2010   1.652
                                                                              2009   1.175
                                                                              2008   2.013
                                                                              2007   1.859
                                                                              2006   1.674
                                                                              2005   1.621
                                                                              2004   1.430
                                                                              2003   1.000
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 2009   0.973
                                                                              2008   1.581
                                                                              2007   1.531
                                                                              2006   1.350
                                                                              2005   1.316
                                                                              2004   1.212
                                                                              2003   1.000
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2012   1.206
                                                                              2011   1.225
                                                                              2010   1.109
                                                                              2009   0.917
                                                                              2008   1.245
                                                                              2007   1.140
                                                                              2006   1.075
                                                                              2005   1.046
                                                                              2004   0.945
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 2011   0.990
                                                                              2010   0.920
                                                                              2009   0.796
                                                                              2008   1.026
                                                                              2007   1.028
                                                                              2006   1.003
                                                                              2005   0.995
                                                                              2004   0.999
                                                                              2003   1.000
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................. 2007   1.665
                                                                              2006   1.432
                                                                              2005   1.398
                                                                              2004   1.311
                                                                              2003   1.000
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)......................... 2007   1.377
                                                                              2006   1.341
                                                                              2005   1.295
                                                                              2004   1.308
                                                                              2003   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)....................... 2007   1.619
                                                                              2006   1.480
                                                                              2005   1.368
                                                                              2004   1.274
                                                                              2003   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 1.548                 165,401
                                                                              1.306                 227,136
                                                                              1.335                 327,464
                                                                              1.235                 301,414
                                                                              0.881                 446,435
                                                                              1.426                 613,431
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 1.717                 231,826
                                                                              1.497                 250,239
                                                                              1.449                 208,693
                                                                              1.344                 245,714
                                                                              1.097                 296,399
                                                                              1.730                 427,814
                                                                              1.691                 471,454
                                                                              1.452                 501,807
                                                                              1.385                 441,560
                                                                              1.274                  97,052
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2.390                 418,923
                                                                              2.033                 448,314
                                                                              2.036                 467,388
                                                                              1.652                 580,085
                                                                              1.175                 590,987
                                                                              2.013                 628,587
                                                                              1.859                 726,440
                                                                              1.674                 726,603
                                                                              1.621                 538,756
                                                                              1.430                 126,800
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 0.947                      --
                                                                              0.973               2,030,686
                                                                              1.581               2,446,846
                                                                              1.531               2,635,077
                                                                              1.350               2,735,875
                                                                              1.316               1,700,050
                                                                              1.212                 303,892
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 1.314                 400,719
                                                                              1.206                 407,169
                                                                              1.225                 451,807
                                                                              1.109                 550,276
                                                                              0.917                 554,742
                                                                              1.245                 589,213
                                                                              1.140                 587,661
                                                                              1.075                 440,393
                                                                              1.046                 175,622
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 0.978                      --
                                                                              0.990                 438,843
                                                                              0.920                 430,668
                                                                              0.796                 471,364
                                                                              1.026                 620,275
                                                                              1.028                 752,805
                                                                              1.003                 750,615
                                                                              0.995                 370,521
                                                                              0.999                  16,028
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................. 1.747                      --
                                                                              1.665               1,177,694
                                                                              1.432               1,151,224
                                                                              1.398                 821,453
                                                                              1.311                 208,050
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)......................... 1.434                      --
                                                                              1.377                 619,300
                                                                              1.341                 625,036
                                                                              1.295                 624,068
                                                                              1.308                 151,090
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)....................... 1.676                      --
                                                                              1.619               1,920,219
                                                                              1.480               1,765,100
                                                                              1.368               1,209,453
                                                                              1.274                 294,090

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 LMPVPII Growth and Income Subaccount (Class I) (7/03).................. 2007   1.481           1.547                      --
                                                                         2006   1.338           1.481                 255,286
                                                                         2005   1.311           1.338                 303,216
                                                                         2004   1.229           1.311                 255,316
                                                                         2003   1.000           1.229                  28,595
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)............. 2007   1.619           1.682                      --
                                                                         2006   1.402           1.619               1,464,517
                                                                         2005   1.379           1.402               1,404,543
                                                                         2004   1.243           1.379                 615,953
                                                                         2003   1.000           1.243                  38,036
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)................. 2007   1.810           1.995                      --
                                                                         2006   1.638           1.810               1,998,685
                                                                         2005   1.537           1.638               2,045,405
                                                                         2004   1.258           1.537                 993,496
                                                                         2003   1.000           1.258                  39,701
Managed Assets Trust
 Managed Assets Trust (5/04)............................................ 2006   1.085           1.120                      --
                                                                         2005   1.061           1.085                 907,056
                                                                         2004   0.981           1.061                 358,051
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............ 2008   1.792           1.728                      --
                                                                         2007   1.716           1.792               1,198,858
                                                                         2006   1.802           1.716               1,257,316
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................ 2012   1.669           1.921               2,108,914
                                                                         2011   1.652           1.669               2,045,855
                                                                         2010   1.443           1.652               2,427,522
                                                                         2009   0.995           1.443               2,321,643
                                                                         2008   1.331           0.995               2,625,270
                                                                         2007   1.316           1.331               3,234,841
                                                                         2006   1.248           1.316               1,245,696
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).............. 2007   1.645           1.725                      --
                                                                         2006   1.553           1.645                 597,957
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.366           1.527                 298,428
                                                                         2011   1.385           1.366                 409,260
                                                                         2010   1.249           1.385                 384,716
                                                                         2009   1.064           1.249                 421,636
                                                                         2008   1.724           1.064                 547,331
                                                                         2007   1.711           1.724                 543,310
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.837           1.041               2,655,639
                                                                         2011   0.897           0.837               2,994,566
                                                                         2010   0.784           0.897               3,461,895
                                                                         2009   0.589           0.784               3,954,412
                                                                         2008   1.024           0.589               4,196,181
                                                                         2007   1.221           1.024               4,804,600
                                                                         2006   1.003           1.221               5,414,203
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.289           1.468                 158,425
                                                                         2011   1.456           1.289                 135,565
                                                                         2010   1.237           1.456                 128,696
                                                                         2009   0.974           1.237                  80,496
                                                                         2008   1.322           0.974                 140,498
                                                                         2007   1.356           1.322                  88,649
                                                                         2006   1.272           1.356                  23,681
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.672           2.131                 543,069
                                                                         2011   1.974           1.672                 567,794
                                                                         2010   1.719           1.974                 617,080
                                                                         2009   1.123           1.719                 662,726
                                                                         2008   1.924           1.123                 708,406
                                                                         2007   1.970           1.924                 807,578
                                                                         2006   1.788           1.970                 874,772
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2012   1.348           1.573                  95,524
                                                                         2011   1.381           1.348                  95,666
                                                                         2010   1.109           1.381                  68,053
                                                                         2009   0.839           1.109                  68,769
                                                                         2008   1.388           0.839                  73,474
                                                                         2007   1.265           1.388                 101,944
                                                                         2006   1.274           1.265                  66,083

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Janus Forty Subaccount (Class A) (4/06).............................. 2012   1.728
                                                                            2011   1.894
                                                                            2010   1.754
                                                                            2009   1.244
                                                                            2008   2.172
                                                                            2007   1.691
                                                                            2006   1.649
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.913
                                                                            2008   1.240
                                                                            2007   1.184
                                                                            2006   1.120
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2012   1.731
                                                                            2011   1.677
                                                                            2010   1.505
                                                                            2009   1.114
                                                                            2008   1.387
                                                                            2007   1.318
                                                                            2006   1.258
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *.............. 2012   0.935
                                                                            2011   0.986
                                                                            2010   0.798
                                                                            2009   0.640
                                                                            2008   1.062
                                                                            2007   1.072
                                                                            2006   0.965
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.901
                                                                            2008   1.596
                                                                            2007   1.449
                                                                            2006   1.466
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 2012   0.862
                                                                            2011   1.008
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........... 2012   2.467
                                                                            2011   3.082
                                                                            2010   2.532
                                                                            2009   1.522
                                                                            2008   3.321
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 2012   1.649
                                                                            2011   1.876
                                                                            2010   1.710
                                                                            2009   1.320
                                                                            2008   2.326
                                                                            2007   2.214
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2012   1.670
                                                                            2011   1.788
                                                                            2010   1.473
                                                                            2009   1.091
                                                                            2008   1.724
 MIST MLA Mid Cap Subaccount (Class B) (4/07).............................. 2012   1.040
                                                                            2011   1.115
                                                                            2010   0.922
                                                                            2009   0.685
                                                                            2008   1.127
                                                                            2007   1.271
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *......... 2012   1.518
                                                                            2011   1.383
                                                                            2010   1.301
                                                                            2009   1.116
                                                                            2008   1.214
                                                                            2007   1.146
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2012   1.490
                                                                            2011   1.467
                                                                            2010   1.377
                                                                            2009   1.235
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2012   1.393



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Janus Forty Subaccount (Class A) (4/06).............................. 2.090               1,137,101
                                                                            1.728               1,179,476
                                                                            1.894               1,458,314
                                                                            1.754               1,598,666
                                                                            1.244               1,575,078
                                                                            2.172               1,564,313
                                                                            1.691               1,646,669
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.903                      --
                                                                            0.913                 847,504
                                                                            1.240                 848,585
                                                                            1.184                 866,855
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 1.928                 716,868
                                                                            1.731                 644,745
                                                                            1.677                 705,031
                                                                            1.505                 662,082
                                                                            1.114                 716,059
                                                                            1.387                 875,686
                                                                            1.318                 869,658
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *.............. 1.056               1,504,700
                                                                            0.935               1,788,746
                                                                            0.986               2,088,736
                                                                            0.798               2,285,415
                                                                            0.640               2,503,960
                                                                            1.062               3,364,724
                                                                            1.072                  51,725
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.857                      --
                                                                            0.901                 460,686
                                                                            1.596                 579,386
                                                                            1.449                 603,565
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 0.991                 451,068
                                                                            0.862                 256,023
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........... 2.888                 820,574
                                                                            2.467                 969,247
                                                                            3.082               1,193,268
                                                                            2.532               1,264,697
                                                                            1.522               1,263,528
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 1.895               1,599,937
                                                                            1.649               1,791,610
                                                                            1.876               1,929,042
                                                                            1.710               2,172,868
                                                                            1.320               1,489,970
                                                                            2.326                 474,394
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 1.736                 783,059
                                                                            1.670                 901,142
                                                                            1.788                 965,061
                                                                            1.473               1,000,719
                                                                            1.091               1,087,114
 MIST MLA Mid Cap Subaccount (Class B) (4/07).............................. 1.078               3,042,023
                                                                            1.040               3,337,591
                                                                            1.115               3,716,664
                                                                            0.922               3,990,754
                                                                            0.685               2,711,797
                                                                            1.127                  89,796
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *......... 1.634               2,720,268
                                                                            1.518               3,119,858
                                                                            1.383               3,080,081
                                                                            1.301               2,972,107
                                                                            1.116               3,355,786
                                                                            1.214               3,177,968
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 1.603               8,842,108
                                                                            1.490               9,215,698
                                                                            1.467               6,092,638
                                                                            1.377               5,847,652
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 1.517                  66,253

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2011   1.482           1.393                  81,995
                                                                          2010   1.295           1.482                  90,198
                                                                          2009   1.062           1.295                 167,716
                                                                          2008   1.606           1.062                 176,165
                                                                          2007   1.553           1.606                 269,443
                                                                          2006   1.444           1.553                 283,597
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.164           1.286                      --
                                                                          2006   1.106           1.164                  84,676
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2012   1.581           1.737               1,319,025
                                                                          2011   1.549           1.581               1,343,999
                                                                          2010   1.403           1.549               1,327,183
                                                                          2009   1.071           1.403               1,350,479
                                                                          2008   1.218           1.071               1,513,676
                                                                          2007   1.160           1.218               1,834,393
                                                                          2006   1.120           1.160               1,825,798
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   1.726           1.905                 215,738
                                                                          2011   2.135           1.726                 273,666
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.879           1.021               3,067,172
                                                                          2011   0.930           0.879               3,379,873
                                                                          2010   0.807           0.930               3,883,900
                                                                          2009   0.693           0.807               3,903,637
                                                                          2008   1.104           0.693               4,074,877
                                                                          2007   1.078           1.104               4,577,309
                                                                          2006   1.001           1.078               2,683,353
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.894           1.039               4,206,916
                                                                          2011   0.998           0.894               4,778,084
                                                                          2010   0.845           0.998               5,754,121
                                                                          2009   0.679           0.845               6,317,567
                                                                          2008   0.983           0.679               6,812,980
                                                                          2007   1.029           0.983               7,858,531
                                                                          2006   1.003           1.029               2,366,839
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.426           1.664                 779,586
                                                                          2011   1.470           1.426                 933,018
                                                                          2010   1.300           1.470               1,142,490
                                                                          2009   1.041           1.300               1,256,330
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.520           1.660                 714,243
                                                                          2011   1.594           1.520                 839,857
                                                                          2010   1.406           1.594                 992,680
                                                                          2009   0.957           1.406               1,015,399
                                                                          2008   1.791           0.957               1,122,658
                                                                          2007   1.510           1.791               1,360,469
                                                                          2006   1.547           1.510               1,370,666
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2012   1.277           1.353               1,675,688
                                                                          2011   1.217           1.277               1,996,059
                                                                          2010   1.141           1.217               2,150,699
                                                                          2009   1.059           1.141               2,028,649
                                                                          2008   1.114           1.059               2,336,733
                                                                          2007   1.064           1.114               3,276,314
                                                                          2006   1.024           1.064               1,708,494
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2012   1.174           1.299                 613,548
                                                                          2011   1.148           1.174                 718,793
                                                                          2010   1.064           1.148                 761,158
                                                                          2009   0.917           1.064                 695,103
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)....... 2012   1.108           1.247                 876,805
                                                                          2011   1.235           1.108                 917,166
                                                                          2010   1.047           1.235               1,229,652
                                                                          2009   0.831           1.047               1,138,143
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2012   1.038           1.022              12,543,678
                                                                          2011   1.055           1.038              13,039,890
                                                                          2010   1.071           1.055              14,271,296
                                                                          2009   1.083           1.071              16,182,132
                                                                          2008   1.069           1.083              23,360,395
                                                                          2007   1.034           1.069              14,341,336
                                                                          2006   1.011           1.034               9,629,261
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2012   1.201           1.335                 460,964

                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
                                                                                    2011   1.271
                                                                                    2010   1.153
                                                                                    2009   0.887
                                                                                    2008   1.436
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.775
                                                                                    2008   1.427
                                                                                    2007   1.394
                                                                                    2006   1.375
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2012   1.137
                                                                                    2011   1.232
                                                                                    2010   1.093
                                                                                    2009   0.912
                                                                                    2008   1.519
                                                                                    2007   1.482
                                                                                    2006   1.444
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.933
                                                                                    2010   0.819
                                                                                    2009   0.632
                                                                                    2008   1.078
                                                                                    2007   1.061
                                                                                    2006   1.002
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2012   1.195
                                                                                    2011   1.175
                                                                                    2010   1.085
                                                                                    2009   0.914
                                                                                    2008   1.084
                                                                                    2007   1.043
                                                                                    2006   1.001
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2012   1.112
                                                                                    2011   1.118
                                                                                    2010   1.018
                                                                                    2009   0.836
                                                                                    2008   1.083
                                                                                    2007   1.050
                                                                                    2006   1.002
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2012   1.027
                                                                                    2011   1.057
                                                                                    2010   0.949
                                                                                    2009   0.761
                                                                                    2008   1.084
                                                                                    2007   1.055
                                                                                    2006   1.002
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2012   0.942
                                                                                    2011   0.994
                                                                                    2010   0.880
                                                                                    2009   0.692
                                                                                    2008   1.084
                                                                                    2007   1.060
                                                                                    2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 2012   1.019
                                                                                    2011   1.018
                                                                                    2010   0.903
                                                                                    2009   0.734
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2012   1.377
                                                                                    2011   1.368
                                                                                    2010   1.265
                                                                                    2009   1.085
                                                                                    2008   1.419
                                                                                    2007   1.383
                                                                                    2006   1.294
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2012   1.270
                                                                                    2011   1.279
                                                                                    2010   1.166
                                                                                    2009   0.980
                                                                                    2008   1.475
                                                                                    2007   1.392
                                                                                    2006   1.259
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *....................... 2012   0.912



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
                                                                                    1.201                 511,611
                                                                                    1.271                 527,774
                                                                                    1.153                 457,716
                                                                                    0.887                 475,963
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 0.809                      --
                                                                                    0.775                 840,879
                                                                                    1.427                 925,820
                                                                                    1.394               1,050,103
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 1.295                 798,370
                                                                                    1.137                 877,645
                                                                                    1.232               1,052,276
                                                                                    1.093               1,098,203
                                                                                    0.912               1,255,504
                                                                                    1.519               1,484,108
                                                                                    1.482               1,473,209
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 1.011                      --
                                                                                    0.933                 227,511
                                                                                    0.819                 221,096
                                                                                    0.632                 246,943
                                                                                    1.078                 266,656
                                                                                    1.061                 263,219
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 1.284               2,308,137
                                                                                    1.195               1,976,282
                                                                                    1.175               1,564,637
                                                                                    1.085               1,143,234
                                                                                    0.914                 665,471
                                                                                    1.084                  78,295
                                                                                    1.043                  66,476
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 1.221               2,295,264
                                                                                    1.112               2,610,615
                                                                                    1.118               1,615,515
                                                                                    1.018               1,163,679
                                                                                    0.836                 972,194
                                                                                    1.083                 900,547
                                                                                    1.050                 429,592
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 1.145               1,388,838
                                                                                    1.027               1,105,341
                                                                                    1.057               1,263,812
                                                                                    0.949               1,174,022
                                                                                    0.761               1,078,720
                                                                                    1.084               1,239,567
                                                                                    1.055               1,348,077
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 1.070               1,471,175
                                                                                    0.942               1,915,865
                                                                                    0.994               1,967,566
                                                                                    0.880               1,585,058
                                                                                    0.692               1,679,645
                                                                                    1.084               1,506,537
                                                                                    1.060               1,041,121
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 1.158               2,729,010
                                                                                    1.019               3,021,676
                                                                                    1.018               3,640,795
                                                                                    0.903               3,685,979
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 1.510               3,334,163
                                                                                    1.377               3,495,956
                                                                                    1.368               3,870,686
                                                                                    1.265               4,132,338
                                                                                    1.085               5,153,401
                                                                                    1.419               5,874,253
                                                                                    1.383               6,211,252
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 1.459               1,081,793
                                                                                    1.270               1,094,426
                                                                                    1.279               1,215,911
                                                                                    1.166               1,413,020
                                                                                    0.980               1,380,791
                                                                                    1.475               1,546,147
                                                                                    1.392               1,587,913
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *....................... 1.088               3,227,875

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2011   1.012
                                                                                   2010   0.886
                                                                                   2009   0.644
                                                                                   2008   1.100
                                                                                   2007   1.051
                                                                                   2006   0.996
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2012   1.032
                                                                                   2011   1.062
                                                                                   2010   0.924
                                                                                   2009   0.656
                                                                                   2008   1.149
                                                                                   2007   1.069
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2012   1.451
                                                                                   2011   1.452
                                                                                   2010   1.095
                                                                                   2009   0.802
                                                                                   2008   1.220
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.153
                                                                                   2006   1.084
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2012   1.212
                                                                                   2011   1.165
                                                                                   2010   1.116
                                                                                   2009   1.085
                                                                                   2008   1.104
                                                                                   2007   1.073
                                                                                   2006   1.037
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   1.002
                                                                                   2005   0.989
                                                                                   2004   0.994
                                                                                   2003   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount (Service Shares) (6/04).................... 2006   1.096
                                                                                   2005   1.053
                                                                                   2004   0.992
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.119
                                                                                   2006   1.128
                                                                                   2005   1.122
                                                                                   2004   1.047
                                                                                   2003   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.192
                                                                                   2008   1.155
                                                                                   2007   1.079
                                                                                   2006   1.055
                                                                                   2005   1.046
                                                                                   2004   1.013
                                                                                   2003   1.000
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   2.056
                                                                                   2006   1.635
                                                                                   2005   1.480
                                                                                   2004   1.294
                                                                                   2003   1.000
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.163
                                                                                   2006   1.873
                                                                                   2005   1.777
                                                                                   2004   1.430
                                                                                   2003   1.000
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 2006   1.376
                                                                                   2005   1.286
                                                                                   2004   1.226
                                                                                   2003   1.000
 Travelers Convertible Securities Subaccount (6/03)............................... 2006   1.180



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   0.912               3,621,330
                                                                                   1.012               4,064,418
                                                                                   0.886               4,403,792
                                                                                   0.644               4,832,675
                                                                                   1.100               5,755,900
                                                                                   1.051               5,922,776
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.206                 774,871
                                                                                   1.032                 816,568
                                                                                   1.062               1,010,584
                                                                                   0.924               1,247,569
                                                                                   0.656               1,477,950
                                                                                   1.149                 907,067
                                                                                   1.069                 879,739
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 1.655               1,496,390
                                                                                   1.451               1,628,742
                                                                                   1.452               1,597,420
                                                                                   1.095               1,727,989
                                                                                   0.802               1,789,355
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.197                      --
                                                                                   1.153               2,774,278
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.235               1,375,985
                                                                                   1.212               1,550,633
                                                                                   1.165               1,893,020
                                                                                   1.116               1,876,916
                                                                                   1.085               2,138,366
                                                                                   1.104               1,902,390
                                                                                   1.073               2,479,854
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 1.011                      --
                                                                                   1.002               8,603,519
                                                                                   0.989               7,376,686
                                                                                   0.994               2,374,242
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 1.159                      --
                                                                                   1.096               1,107,893
                                                                                   1.053                 354,443
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 1.141                      --
                                                                                   1.119               3,379,543
                                                                                   1.128               3,428,297
                                                                                   1.122               1,935,023
                                                                                   1.047                 138,222
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 1.232                      --
                                                                                   1.192               5,724,472
                                                                                   1.155               5,839,917
                                                                                   1.079               6,333,804
                                                                                   1.055               6,330,516
                                                                                   1.046               3,338,453
                                                                                   1.013                 664,171
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2.226                      --
                                                                                   2.056                 125,668
                                                                                   1.635                 147,722
                                                                                   1.480                 165,438
                                                                                   1.294                  15,582
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2.310                      --
                                                                                   2.163               2,851,225
                                                                                   1.873               2,793,772
                                                                                   1.777               1,543,078
                                                                                   1.430                 226,899
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 1.466                      --
                                                                                   1.376                 532,043
                                                                                   1.286                 281,369
                                                                                   1.226                  90,621
 Travelers Convertible Securities Subaccount (6/03)............................... 1.258                      --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
                                                                                      2005   1.194
                                                                                      2004   1.141
                                                                                      2003   1.000
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 2006   1.650
                                                                                      2005   1.490
                                                                                      2004   1.300
                                                                                      2003   1.000
 Travelers Equity Income Subaccount (5/03)........................................... 2006   1.374
                                                                                      2005   1.336
                                                                                      2004   1.235
                                                                                      2003   1.000
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.217
                                                                                      2005   1.205
                                                                                      2004   1.109
                                                                                      2003   1.000
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.412
                                                                                      2005   1.362
                                                                                      2004   1.251
                                                                                      2003   1.000
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.334
                                                                                      2005   1.247
                                                                                      2004   1.189
                                                                                      2003   1.000
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.101
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.031
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.068
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.078
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.047
                                                                                      2005   1.000
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.462
                                                                                      2005   1.325
                                                                                      2004   1.161
                                                                                      2003   1.000
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03)................................... 2006   1.462
                                                                                      2005   1.440
                                                                                      2004   1.282
                                                                                      2003   1.000
 Travelers MFS(R) Total Return Subaccount (5/03)..................................... 2006   1.253
                                                                                      2005   1.236
                                                                                      2004   1.126
                                                                                      2003   1.000
 Travelers MFS(R) Value Subaccount (5/04)............................................ 2006   1.165
                                                                                      2005   1.112
                                                                                      2004   0.962
 Travelers Mondrian International Stock Subaccount (6/03)............................ 2006   1.556
                                                                                      2005   1.443
                                                                                      2004   1.266
                                                                                      2003   1.000
 Travelers Pioneer Fund Subaccount (6/03)............................................ 2006   1.361
                                                                                      2005   1.304
                                                                                      2004   1.192
                                                                                      2003   1.000
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.051
                                                                                      2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 2006   1.108
                                                                                      2005   1.086
                                                                                      2004   0.971
 Travelers Quality Bond Subaccount (5/03)............................................ 2006   1.033



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
                                                                                      1.180                 801,813
                                                                                      1.194                 644,106
                                                                                      1.141                 103,269
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 1.802                      --
                                                                                      1.650               1,336,963
                                                                                      1.490               1,090,380
                                                                                      1.300                 174,324
 Travelers Equity Income Subaccount (5/03)........................................... 1.444                      --
                                                                                      1.374               1,510,545
                                                                                      1.336                 790,227
                                                                                      1.235                 196,106
 Travelers Federated High Yield Subaccount (5/03).................................... 1.248                      --
                                                                                      1.217               1,281,352
                                                                                      1.205                 981,663
                                                                                      1.109                 278,032
 Travelers Federated Stock Subaccount (6/03)......................................... 1.463                      --
                                                                                      1.412                 202,687
                                                                                      1.362                 158,920
                                                                                      1.251                   2,080
 Travelers Large Cap Subaccount (6/03)............................................... 1.375                      --
                                                                                      1.334                 627,924
                                                                                      1.247                 364,940
                                                                                      1.189                 161,977
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 1.170                      --
                                                                                      1.101                 217,807
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 1.035                      --
                                                                                      1.031                  58,058
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 1.106                      --
                                                                                      1.068               1,120,140
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 1.125                      --
                                                                                      1.078                 916,189
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 1.068                      --
                                                                                      1.047                 164,811
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 1.553                      --
                                                                                      1.462                 576,006
                                                                                      1.325                 253,889
                                                                                      1.161                  31,020
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03)................................... 1.547                      --
                                                                                      1.462               1,428,023
                                                                                      1.440                 693,904
                                                                                      1.282                  61,787
 Travelers MFS(R) Total Return Subaccount (5/03)..................................... 1.294                      --
                                                                                      1.253               6,261,806
                                                                                      1.236               3,363,309
                                                                                      1.126                 336,075
 Travelers MFS(R) Value Subaccount (5/04)............................................ 1.259                      --
                                                                                      1.165               1,392,598
                                                                                      1.112                 646,507
 Travelers Mondrian International Stock Subaccount (6/03)............................ 1.788                      --
                                                                                      1.556                 711,397
                                                                                      1.443                 402,126
                                                                                      1.266                  38,252
 Travelers Pioneer Fund Subaccount (6/03)............................................ 1.444                      --
                                                                                      1.361                 291,235
                                                                                      1.304                 136,056
                                                                                      1.192                     961
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 1.106                      --
                                                                                      1.051                  22,497
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 1.120                      --
                                                                                      1.108               1,569,037
                                                                                      1.086                 275,405
 Travelers Quality Bond Subaccount (5/03)............................................ 1.024                      --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2005   1.033           1.033               3,810,814
                                                                          2004   1.015           1.033               2,775,855
                                                                          2003   1.000           1.015                 793,166
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.340           1.398                      --
                                                                          2005   1.334           1.340                 365,247
                                                                          2004   1.229           1.334                 198,056
                                                                          2003   1.000           1.229                 101,714
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.107           1.274                      --
                                                                          2005   1.000           1.107                  30,325
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.109           1.272                      --
                                                                          2005   1.000           1.109                      --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.075           1.037                      --
                                                                          2005   1.047           1.075               2,432,490
                                                                          2004   0.979           1.047                 823,107
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).................... 2009   1.038           1.007                      --
                                                                          2008   1.642           1.038               1,401,595
                                                                          2007   1.708           1.642               1,712,423
                                                                          2006   1.495           1.708               1,931,195
                                                                          2005   1.458           1.495               1,945,161
                                                                          2004   1.261           1.458                 872,734
                                                                          2003   1.000           1.261                 121,041
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.841           0.862                      --
                                                                          2008   1.501           0.841                  43,526
                                                                          2007   1.356           1.501                  41,376
                                                                          2006   1.289           1.356                  43,299
                                                                          2005   1.214           1.289                  44,689
                                                                          2004   1.188           1.214                  42,818
                                                                          2003   1.000           1.188                   1,155




                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.183           1.145                     --
                                                                        2005   1.057           1.183                     --
                                                                        2004   1.000           1.057                     --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2012   1.305           1.558                 14,624
                                                                        2011   1.470           1.305                 15,413
                                                                        2010   1.350           1.470                 16,891
                                                                        2009   0.974           1.350                 19,318
                                                                        2008   1.622           0.974                 35,569
                                                                        2007   1.450           1.622                 39,975
                                                                        2006   1.236           1.450                 41,330
                                                                        2005   1.112           1.236                 40,074
                                                                        2004   1.000           1.112                  5,051
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2012   1.154           1.325                 98,162
                                                                        2011   1.237           1.154                100,758
                                                                        2010   1.070           1.237                121,282
                                                                        2009   0.788           1.070                129,536
                                                                        2008   1.443           0.788                150,195
                                                                        2007   1.318           1.443                151,126
                                                                        2006   1.228           1.318                162,233
                                                                        2005   1.084           1.228                146,374
                                                                        2004   1.000           1.084                  7,719
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2012   1.013           1.159                210,648
                                                                        2011   1.059           1.013                232,623
                                                                        2010   0.975           1.059                239,920
                                                                        2009   0.763           0.975                255,155
                                                                        2008   1.260           0.763                295,324
                                                                        2007   1.231           1.260                297,337
                                                                        2006   1.097           1.231                296,976
                                                                        2005   1.063           1.097                301,546
                                                                        2004   1.000           1.063                 10,471

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 2006   1.345
                                                                                       2005   1.168
                                                                                       2004   1.000
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 2006   1.343
                                                                                       2005   1.286
                                                                                       2004   1.000
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.230
                                                                                       2007   1.179
                                                                                       2006   1.039
                                                                                       2005   1.021
                                                                                       2004   1.000
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   0.986
                                                                                       2007   1.138
                                                                                       2006   1.126
                                                                                       2005   1.092
                                                                                       2004   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.197
                                                                                       2005   1.115
                                                                                       2004   1.000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.199
                                                                                       2005   1.118
                                                                                       2004   1.000
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)....................... 2012   1.240
                                                                                       2011   1.309
                                                                                       2010   1.149
                                                                                       2009   0.871
                                                                                       2008   1.559
                                                                                       2007   1.364
                                                                                       2006   1.257
                                                                                       2005   1.105
                                                                                       2004   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2012   1.159
                                                                                       2011   1.224
                                                                                       2010   1.065
                                                                                       2009   0.805
                                                                                       2008   1.408
                                                                                       2007   1.354
                                                                                       2006   1.221
                                                                                       2005   1.038
                                                                                       2004   1.000
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 2012   1.512
                                                                                       2011   1.741
                                                                                       2010   1.389
                                                                                       2009   1.020
                                                                                       2008   1.734
                                                                                       2007   1.543
                                                                                       2006   1.409
                                                                                       2005   1.225
                                                                                       2004   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 2006   1.184
                                                                                       2005   1.099
                                                                                       2004   1.000
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 2008   2.449
                                                                                       2007   1.952
                                                                                       2006   1.564
                                                                                       2005   1.260
                                                                                       2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)...................... 2012   1.177



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 1.326                     --
                                                                                       1.345                 27,231
                                                                                       1.168                     --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 1.735                     --
                                                                                       1.343                 23,582
                                                                                       1.286                  4,335
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 1.174                     --
                                                                                       1.230                  8,188
                                                                                       1.179                  8,985
                                                                                       1.039                  8,990
                                                                                       1.021                     --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 0.928                     --
                                                                                       0.986                 17,190
                                                                                       1.138                 15,604
                                                                                       1.126                 12,961
                                                                                       1.092                     --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 1.298                     --
                                                                                       1.197                 32,568
                                                                                       1.115                     --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 1.332                     --
                                                                                       1.199                113,859
                                                                                       1.118                     --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)....................... 1.403                 31,780
                                                                                       1.240                 32,761
                                                                                       1.309                 48,966
                                                                                       1.149                 48,169
                                                                                       0.871                 49,113
                                                                                       1.559                 41,354
                                                                                       1.364                 61,623
                                                                                       1.257                 54,573
                                                                                       1.105                     --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 1.381                     --
                                                                                       1.159                     --
                                                                                       1.224                     --
                                                                                       1.065                     --
                                                                                       0.805                     --
                                                                                       1.408                     --
                                                                                       1.354                     --
                                                                                       1.221                     --
                                                                                       1.038                     --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 1.687                 37,296
                                                                                       1.512                 36,027
                                                                                       1.741                 41,179
                                                                                       1.389                 49,245
                                                                                       1.020                 53,857
                                                                                       1.734                 47,675
                                                                                       1.543                 49,551
                                                                                       1.409                 32,733
                                                                                       1.225                     --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 1.365                     --
                                                                                       1.184                  3,577
                                                                                       1.099                  2,543
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 2.221                     --
                                                                                       2.449                 55,231
                                                                                       1.952                 59,357
                                                                                       1.564                 58,687
                                                                                       1.260                     --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)...................... 1.355                118,023

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
                                                                                       2011   1.351
                                                                                       2010   1.279
                                                                                       2009   0.958
                                                                                       2008   1.650
                                                                                       2007   1.467
                                                                                       2006   1.239
                                                                                       2005   1.154
                                                                                       2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)....................... 2006   1.186
                                                                                       2005   1.118
                                                                                       2004   1.000
High Yield Bond Trust
 High Yield Bond Trust (6/04)......................................................... 2006   1.061
                                                                                       2005   1.074
                                                                                       2004   1.006
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).............................. 2006   1.119
                                                                                       2005   1.067
                                                                                       2004   1.000
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).................. 2010   1.181
                                                                                       2009   0.964
                                                                                       2008   1.395
                                                                                       2007   1.176
                                                                                       2006   1.135
                                                                                       2005   1.037
                                                                                       2004   1.000
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)..................... 2011   1.439
                                                                                       2010   1.187
                                                                                       2009   0.777
                                                                                       2008   1.423
                                                                                       2007   1.200
                                                                                       2006   1.142
                                                                                       2005   1.051
                                                                                       2004   1.000
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)............................. 2008   1.367
                                                                                       2007   1.283
                                                                                       2006   1.117
                                                                                       2005   1.085
                                                                                       2004   1.000
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................................ 2006   1.139
                                                                                       2005   1.124
                                                                                       2004   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)............ 2012   1.106
                                                                                       2011   1.108
                                                                                       2010   0.910
                                                                                       2009   0.694
                                                                                       2008   1.195
                                                                                       2007   1.248
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................. 2012   1.125
                                                                                       2011   1.125
                                                                                       2010   1.025
                                                                                       2009   0.862
                                                                                       2008   1.251
                                                                                       2007   1.217
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07)     2012   0.982
                                                                                       2011   1.075
                                                                                       2010   0.946
                                                                                       2009   0.750
                                                                                       2008   1.215
                                                                                       2007   1.277
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)............. 2012   0.927
                                                                                       2011   0.958
                                                                                       2010   0.895
                                                                                       2009   0.645
                                                                                       2008   1.056
                                                                                       2007   1.062



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
                                                                                       1.177               125,466
                                                                                       1.351               122,966
                                                                                       1.279               120,080
                                                                                       0.958               118,480
                                                                                       1.650               112,977
                                                                                       1.467               123,624
                                                                                       1.239               113,416
                                                                                       1.154                 4,481
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)....................... 1.408                    --
                                                                                       1.186                   976
                                                                                       1.118                    --
High Yield Bond Trust
 High Yield Bond Trust (6/04)......................................................... 1.081                    --
                                                                                       1.061                33,026
                                                                                       1.074                    --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).............................. 1.152                    --
                                                                                       1.119                    --
                                                                                       1.067                    --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).................. 1.193                    --
                                                                                       1.181                    --
                                                                                       0.964                    --
                                                                                       1.395                    --
                                                                                       1.176                    --
                                                                                       1.135                    --
                                                                                       1.037                    --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)..................... 1.536                    --
                                                                                       1.439                    --
                                                                                       1.187                    --
                                                                                       0.777                    --
                                                                                       1.423                    --
                                                                                       1.200                    --
                                                                                       1.142                    --
                                                                                       1.051                    --
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)............................. 0.735                    --
                                                                                       1.367                    --
                                                                                       1.283                    --
                                                                                       1.117                    --
                                                                                       1.085                    --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................................ 1.268                    --
                                                                                       1.139                 1,014
                                                                                       1.124                    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)............ 1.279                    --
                                                                                       1.106                    --
                                                                                       1.108                    --
                                                                                       0.910                    --
                                                                                       0.694                    --
                                                                                       1.195                    --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................. 1.270                    --
                                                                                       1.125                    --
                                                                                       1.125                    --
                                                                                       1.025                    --
                                                                                       0.862                    --
                                                                                       1.251                    --
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07)     1.100                   655
                                                                                       0.982                   657
                                                                                       1.075                   659
                                                                                       0.946                   745
                                                                                       0.750                   747
                                                                                       1.215                   749
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)............. 1.087                    --
                                                                                       0.927                    --
                                                                                       0.958                    --
                                                                                       0.895                    --
                                                                                       0.645                    --
                                                                                       1.056                    --

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2012   1.083
                                                                              2011   1.059
                                                                              2010   0.993
                                                                              2009   0.819
                                                                              2008   1.305
                                                                              2007   1.289
                                                                              2006   1.119
                                                                              2005   1.078
                                                                              2004   1.000
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2012   1.357
                                                                              2011   1.374
                                                                              2010   1.126
                                                                              2009   0.810
                                                                              2008   1.402
                                                                              2007   1.308
                                                                              2006   1.190
                                                                              2005   1.164
                                                                              2004   1.000
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 2009   0.758
                                                                              2008   1.244
                                                                              2007   1.217
                                                                              2006   1.085
                                                                              2005   1.068
                                                                              2004   1.000
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2012   1.150
                                                                              2011   1.180
                                                                              2010   1.080
                                                                              2009   0.902
                                                                              2008   1.238
                                                                              2007   1.146
                                                                              2006   1.092
                                                                              2005   1.074
                                                                              2004   1.000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 2011   0.930
                                                                              2010   0.875
                                                                              2009   0.764
                                                                              2008   0.995
                                                                              2007   1.008
                                                                              2006   0.994
                                                                              2005   0.996
                                                                              2004   1.000
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................. 2007   1.232
                                                                              2006   1.070
                                                                              2005   1.056
                                                                              2004   1.000
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)......................... 2007   1.030
                                                                              2006   1.014
                                                                              2005   0.989
                                                                              2004   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)....................... 2007   1.220
                                                                              2006   1.127
                                                                              2005   1.053
                                                                              2004   1.000
 LMPVPII Growth and Income Subaccount (Class I) (7/03)....................... 2007   1.177
                                                                              2006   1.074
                                                                              2005   1.064
                                                                              2004   1.000
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................. 2007   1.262
                                                                              2006   1.105
                                                                              2005   1.098
                                                                              2004   1.000
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)...................... 2007   1.337
                                                                              2006   1.222
                                                                              2005   1.159
                                                                              2004   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 1.229                 8,057
                                                                              1.083                 8,521
                                                                              1.059                 9,058
                                                                              0.993                 8,475
                                                                              0.819                 7,875
                                                                              1.305                 7,561
                                                                              1.289                    --
                                                                              1.119                    --
                                                                              1.078                    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 1.579                 7,290
                                                                              1.357                 7,421
                                                                              1.374                15,582
                                                                              1.126                15,354
                                                                              0.810                14,860
                                                                              1.402                13,817
                                                                              1.308                12,485
                                                                              1.190                 6,033
                                                                              1.164                    --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 0.735                    --
                                                                              0.758                    --
                                                                              1.244                    --
                                                                              1.217                    --
                                                                              1.085                    --
                                                                              1.068                    --
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 1.240                    --
                                                                              1.150                    --
                                                                              1.180                    --
                                                                              1.080                    --
                                                                              0.902                    --
                                                                              1.238                    --
                                                                              1.146                10,685
                                                                              1.092                10,309
                                                                              1.074                    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 0.916                    --
                                                                              0.930                    --
                                                                              0.875                    --
                                                                              0.764                    --
                                                                              0.995                    --
                                                                              1.008                    --
                                                                              0.994                 4,266
                                                                              0.996                 2,774
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................. 1.288                    --
                                                                              1.232                    --
                                                                              1.070                    --
                                                                              1.056                    --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)......................... 1.070                    --
                                                                              1.030                    --
                                                                              1.014                    --
                                                                              0.989                    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)....................... 1.259                    --
                                                                              1.220                 5,016
                                                                              1.127                 5,019
                                                                              1.053                    --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)....................... 1.225                    --
                                                                              1.177                    --
                                                                              1.074                    --
                                                                              1.064                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................. 1.308                    --
                                                                              1.262                85,238
                                                                              1.105                84,748
                                                                              1.098                    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)...................... 1.468                    --
                                                                              1.337                23,542
                                                                              1.222                23,021
                                                                              1.159                    --

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
Managed Assets Trust
 Managed Assets Trust (5/04)............................................... 2006   1.083
                                                                            2005   1.070
                                                                            2004   1.000
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............... 2008   1.302
                                                                            2007   1.260
                                                                            2006   1.333
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................... 2012   1.386
                                                                            2011   1.386
                                                                            2010   1.224
                                                                            2009   0.852
                                                                            2008   1.153
                                                                            2007   1.151
                                                                            2006   1.100
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................. 2007   1.364
                                                                            2006   1.297
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................. 2012   1.075
                                                                            2011   1.101
                                                                            2010   1.004
                                                                            2009   0.864
                                                                            2008   1.415
                                                                            2007   1.414
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2012   0.789
                                                                            2011   0.854
                                                                            2010   0.754
                                                                            2009   0.573
                                                                            2008   1.006
                                                                            2007   1.212
                                                                            2006   1.003
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................... 2012   1.202
                                                                            2011   1.372
                                                                            2010   1.178
                                                                            2009   0.937
                                                                            2008   1.286
                                                                            2007   1.333
                                                                            2006   1.259
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2012   1.231
                                                                            2011   1.469
                                                                            2010   1.292
                                                                            2009   0.853
                                                                            2008   1.477
                                                                            2007   1.529
                                                                            2006   1.397
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2012   1.258
                                                                            2011   1.302
                                                                            2010   1.056
                                                                            2009   0.808
                                                                            2008   1.350
                                                                            2007   1.244
                                                                            2006   1.262
 MIST Janus Forty Subaccount (Class A) (4/06).............................. 2012   1.310
                                                                            2011   1.450
                                                                            2010   1.357
                                                                            2009   0.972
                                                                            2008   1.717
                                                                            2007   1.351
                                                                            2006   1.326
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.882
                                                                            2008   1.211
                                                                            2007   1.169
                                                                            2006   1.114
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2012   1.402



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
Managed Assets Trust
 Managed Assets Trust (5/04)............................................... 1.114                    --
                                                                            1.083                42,651
                                                                            1.070                    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............... 1.251                    --
                                                                            1.302                34,104
                                                                            1.260                42,503
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................... 1.578                68,016
                                                                            1.386                72,698
                                                                            1.386                76,416
                                                                            1.224                83,726
                                                                            0.852                91,780
                                                                            1.153                99,175
                                                                            1.151                60,073
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................. 1.426                    --
                                                                            1.364                34,017
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................. 1.189                17,131
                                                                            1.075                18,639
                                                                            1.101                35,648
                                                                            1.004                40,141
                                                                            0.864                41,468
                                                                            1.415                35,210
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 0.970                33,193
                                                                            0.789                35,369
                                                                            0.854                33,701
                                                                            0.754                39,543
                                                                            0.573                41,233
                                                                            1.006                32,629
                                                                            1.212                38,576
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................... 1.354                 7,465
                                                                            1.202                 7,380
                                                                            1.372                 7,146
                                                                            1.178                 7,275
                                                                            0.937                 9,475
                                                                            1.286                 7,547
                                                                            1.333                    --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 1.553                23,822
                                                                            1.231                31,521
                                                                            1.469                32,509
                                                                            1.292                34,933
                                                                            0.853                56,059
                                                                            1.477                55,147
                                                                            1.529                45,548
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 1.452                    --
                                                                            1.258                    --
                                                                            1.302                    --
                                                                            1.056                    --
                                                                            0.808                    --
                                                                            1.350                    --
                                                                            1.244                    --
 MIST Janus Forty Subaccount (Class A) (4/06).............................. 1.567                    --
                                                                            1.310                    --
                                                                            1.450                14,898
                                                                            1.357                15,790
                                                                            0.972                30,647
                                                                            1.717                30,840
                                                                            1.351                29,451
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.870                    --
                                                                            0.882                42,651
                                                                            1.211                42,651
                                                                            1.169                42,651
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 1.546                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2011   1.373           1.402                     --
                                                                          2010   1.245           1.373                  2,122
                                                                          2009   0.932           1.245                  2,123
                                                                          2008   1.172           0.932                     --
                                                                          2007   1.126           1.172                     --
                                                                          2006   1.081           1.126                     --
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............ 2012   0.881           0.984                 23,098
                                                                          2011   0.939           0.881                 24,462
                                                                          2010   0.767           0.939                 24,619
                                                                          2009   0.622           0.767                 29,669
                                                                          2008   1.043           0.622                 28,103
                                                                          2007   1.065           1.043                 24,076
                                                                          2006   0.964           1.065                     --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.708           0.671                     --
                                                                          2008   1.267           0.708                 17,570
                                                                          2007   1.162           1.267                 17,570
                                                                          2006   1.184           1.162                 26,201
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............ 2012   0.812           0.924                     --
                                                                          2011   0.956           0.812                     --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2012   1.590           1.842                 34,870
                                                                          2011   2.007           1.590                 35,037
                                                                          2010   1.666           2.007                 42,305
                                                                          2009   1.012           1.666                 45,145
                                                                          2008   2.224           1.012                 68,514
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2012   1.198           1.363                     --
                                                                          2011   1.378           1.198                     --
                                                                          2010   1.269           1.378                     --
                                                                          2009   0.990           1.269                     --
                                                                          2008   1.763           0.990                     --
                                                                          2007   1.690           1.763                     --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2012   1.163           1.197                     --
                                                                          2011   1.259           1.163                     --
                                                                          2010   1.048           1.259                 15,699
                                                                          2009   0.784           1.048                 15,699
                                                                          2008   1.249           0.784                 34,094
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2012   0.970           0.995                 19,651
                                                                          2011   1.051           0.970                 19,608
                                                                          2010   0.878           1.051                 19,525
                                                                          2009   0.659           0.878                 19,730
                                                                          2008   1.096           0.659                  3,480
                                                                          2007   1.246           1.096                     --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2012   1.340           1.427                121,596
                                                                          2011   1.234           1.340                117,472
                                                                          2010   1.172           1.234                128,764
                                                                          2009   1.016           1.172                124,949
                                                                          2008   1.117           1.016                113,140
                                                                          2007   1.062           1.117                148,065
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2012   1.380           1.469                124,952
                                                                          2011   1.373           1.380                124,857
                                                                          2010   1.302           1.373                 99,406
                                                                          2009   1.177           1.302                103,558
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.084           1.167                     --
                                                                          2011   1.165           1.084                     --
                                                                          2010   1.029           1.165                     --
                                                                          2009   0.852           1.029                     --
                                                                          2008   1.303           0.852                     --
                                                                          2007   1.273           1.303                     --
                                                                          2006   1.192           1.273                     --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.145           1.260                     --
                                                                          2006   1.095           1.145                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2012   1.491           1.622                 33,024
                                                                          2011   1.477           1.491                 34,592
                                                                          2010   1.351           1.477                 36,605
                                                                          2009   1.042           1.351                 42,549
                                                                          2008   1.198           1.042                 50,160
                                                                          2007   1.153           1.198                 73,242
                                                                          2006   1.121           1.153                 72,340

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   1.228           1.341                     --
                                                                          2011   1.529           1.228                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.828           0.952                 60,296
                                                                          2011   0.886           0.828                 78,815
                                                                          2010   0.777           0.886                 98,533
                                                                          2009   0.673           0.777                105,845
                                                                          2008   1.084           0.673                119,260
                                                                          2007   1.070           1.084                125,595
                                                                          2006   1.001           1.070                 24,855
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.843           0.968                 98,754
                                                                          2011   0.950           0.843                114,099
                                                                          2010   0.813           0.950                121,906
                                                                          2009   0.660           0.813                132,053
                                                                          2008   0.965           0.660                146,095
                                                                          2007   1.022           0.965                164,310
                                                                          2006   1.003           1.022                151,447
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.027           1.185                     --
                                                                          2011   1.069           1.027                     --
                                                                          2010   0.955           1.069                  8,579
                                                                          2009   0.771           0.955                 12,161
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.051           1.136                     --
                                                                          2011   1.114           1.051                     --
                                                                          2010   0.993           1.114                     --
                                                                          2009   0.683           0.993                     --
                                                                          2008   1.291           0.683                     --
                                                                          2007   1.101           1.291                     --
                                                                          2006   1.135           1.101                     --
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2012   1.184           1.241                 53,277
                                                                          2011   1.141           1.184                 65,862
                                                                          2010   1.081           1.141                 81,151
                                                                          2009   1.013           1.081                 85,650
                                                                          2008   1.077           1.013                 89,120
                                                                          2007   1.040           1.077                143,850
                                                                          2006   1.008           1.040                     --
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2012   1.100           1.204                 42,651
                                                                          2011   1.087           1.100                 42,651
                                                                          2010   1.018           1.087                 42,651
                                                                          2009   0.883           1.018                 42,651
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)....... 2012   0.864           0.963                     --
                                                                          2011   0.974           0.864                     --
                                                                          2010   0.834           0.974                 18,150
                                                                          2009   0.667           0.834                 18,150
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2012   0.969           0.944                 79,891
                                                                          2011   0.994           0.969                 82,003
                                                                          2010   1.020           0.994                126,906
                                                                          2009   1.043           1.020                 81,261
                                                                          2008   1.040           1.043                171,671
                                                                          2007   1.016           1.040                185,261
                                                                          2006   1.001           1.016                 42,885
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2012   0.941           1.034                  6,617
                                                                          2011   1.006           0.941                  6,976
                                                                          2010   0.922           1.006                 10,286
                                                                          2009   0.717           0.922                 10,633
                                                                          2008   1.169           0.717                  7,756
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.624           0.649                     --
                                                                          2008   1.161           0.624                  5,414
                                                                          2007   1.147           1.161                  5,417
                                                                          2006   1.139           1.147                  5,420
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2012   0.870           0.980                 53,475
                                                                          2011   0.953           0.870                 55,894
                                                                          2010   0.854           0.953                 55,348
                                                                          2009   0.720           0.854                 55,361
                                                                          2008   1.212           0.720                 61,257
                                                                          2007   1.196           1.212                 47,633
                                                                          2006   1.173           1.196                 46,874
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........... 2011   0.888           0.959                     --

                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
                                                                                    2010   0.788
                                                                                    2009   0.615
                                                                                    2008   1.060
                                                                                    2007   1.053
                                                                                    2006   1.002
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2012   1.126
                                                                                    2011   1.119
                                                                                    2010   1.043
                                                                                    2009   0.889
                                                                                    2008   1.065
                                                                                    2007   1.036
                                                                                    2006   1.001
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2012   1.048
                                                                                    2011   1.064
                                                                                    2010   0.980
                                                                                    2009   0.813
                                                                                    2008   1.064
                                                                                    2007   1.042
                                                                                    2006   1.002
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2012   0.967
                                                                                    2011   1.006
                                                                                    2010   0.913
                                                                                    2009   0.740
                                                                                    2008   1.065
                                                                                    2007   1.047
                                                                                    2006   1.002
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2012   0.887
                                                                                    2011   0.946
                                                                                    2010   0.846
                                                                                    2009   0.673
                                                                                    2008   1.065
                                                                                    2007   1.052
                                                                                    2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 2012   0.954
                                                                                    2011   0.963
                                                                                    2010   0.863
                                                                                    2009   0.706
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2012   1.133
                                                                                    2011   1.137
                                                                                    2010   1.062
                                                                                    2009   0.921
                                                                                    2008   1.217
                                                                                    2007   1.199
                                                                                    2006   1.129
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2012   1.194
                                                                                    2011   1.215
                                                                                    2010   1.119
                                                                                    2009   0.951
                                                                                    2008   1.446
                                                                                    2007   1.379
                                                                                    2006   1.257
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *....................... 2012   0.860
                                                                                    2011   0.963
                                                                                    2010   0.853
                                                                                    2009   0.626
                                                                                    2008   1.081
                                                                                    2007   1.044
                                                                                    2006   0.996
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2012   0.972
                                                                                    2011   1.011
                                                                                    2010   0.889
                                                                                    2009   0.638
                                                                                    2008   1.129
                                                                                    2007   1.062
                                                                                    2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................... 2012   1.175



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
                                                                                    0.888                 20,290
                                                                                    0.788                 20,290
                                                                                    0.615                 20,290
                                                                                    1.060                 20,290
                                                                                    1.053                 18,621
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 1.197                     --
                                                                                    1.126                     --
                                                                                    1.119                     --
                                                                                    1.043                     --
                                                                                    0.889                     --
                                                                                    1.065                     --
                                                                                    1.036                     --
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 1.138                     --
                                                                                    1.048                     --
                                                                                    1.064                     --
                                                                                    0.980                     --
                                                                                    0.813                     --
                                                                                    1.064                     --
                                                                                    1.042                     --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 1.067                     --
                                                                                    0.967                     --
                                                                                    1.006                     --
                                                                                    0.913                     --
                                                                                    0.740                     --
                                                                                    1.065                     --
                                                                                    1.047                     --
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 0.997                     --
                                                                                    0.887                     --
                                                                                    0.946                     --
                                                                                    0.846                     --
                                                                                    0.673                     --
                                                                                    1.065                 16,109
                                                                                    1.052                 16,160
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 1.072                     --
                                                                                    0.954                     --
                                                                                    0.963                     --
                                                                                    0.863                     --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 1.229                136,954
                                                                                    1.133                154,378
                                                                                    1.137                180,495
                                                                                    1.062                188,376
                                                                                    0.921                186,388
                                                                                    1.217                224,893
                                                                                    1.199                233,011
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 1.357                 16,066
                                                                                    1.194                 17,717
                                                                                    1.215                 18,151
                                                                                    1.119                 18,005
                                                                                    0.951                 16,594
                                                                                    1.446                 16,262
                                                                                    1.379                 16,458
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *....................... 1.015                 30,191
                                                                                    0.860                 31,247
                                                                                    0.963                 32,277
                                                                                    0.853                 38,225
                                                                                    0.626                 44,795
                                                                                    1.081                 43,707
                                                                                    1.044                 44,703
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 1.124                     --
                                                                                    0.972                     --
                                                                                    1.011                     --
                                                                                    0.889                     --
                                                                                    0.638                     --
                                                                                    1.129                     --
                                                                                    1.062                     --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................... 1.327                  9,413

                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
                                                                                    2011   1.189
                                                                                    2010   0.906
                                                                                    2009   0.671
                                                                                    2008   1.028
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 2007   1.141
                                                                                    2006   1.081
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 2012   1.152
                                                                                    2011   1.119
                                                                                    2010   1.084
                                                                                    2009   1.065
                                                                                    2008   1.095
                                                                                    2007   1.075
                                                                                    2006   1.046
Money Market Portfolio
 Money Market Subaccount (5/03).................................................... 2006   0.995
                                                                                    2005   0.993
                                                                                    2004   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04).................... 2006   1.093
                                                                                    2005   1.061
                                                                                    2004   1.000
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03).................... 2007   1.040
                                                                                    2006   1.060
                                                                                    2005   1.066
                                                                                    2004   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................... 2009   1.139
                                                                                    2008   1.116
                                                                                    2007   1.053
                                                                                    2006   1.041
                                                                                    2005   1.043
                                                                                    2004   1.000
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)....................... 2007   1.575
                                                                                    2006   1.265
                                                                                    2005   1.157
                                                                                    2004   1.000
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)............................ 2007   1.420
                                                                                    2006   1.242
                                                                                    2005   1.191
                                                                                    2004   1.000
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03).............................. 2006   1.116
                                                                                    2005   1.053
                                                                                    2004   1.000
 Travelers Convertible Securities Subaccount (6/03)................................ 2006   1.018
                                                                                    2005   1.041
                                                                                    2004   1.000
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................. 2006   1.224
                                                                                    2005   1.117
                                                                                    2004   1.000
 Travelers Equity Income Subaccount (5/03)......................................... 2006   1.120
                                                                                    2005   1.101
                                                                                    2004   1.000
 Travelers Federated High Yield Subaccount (5/03).................................. 2006   1.076
                                                                                    2005   1.077
                                                                                    2004   1.000
 Travelers Federated Stock Subaccount (6/03)....................................... 2006   1.106
                                                                                    2005   1.078
                                                                                    2004   1.000
 Travelers Large Cap Subaccount (6/03)............................................. 2006   1.109
                                                                                    2005   1.047
                                                                                    2004   1.000
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................. 2006   1.093



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
                                                                                    1.175                  9,587
                                                                                    1.189                 25,362
                                                                                    0.906                 28,419
                                                                                    0.671                 29,108
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 1.180                     --
                                                                                    1.141                 35,053
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *........ 1.162                  2,786
                                                                                    1.152                  2,632
                                                                                    1.119                  2,732
                                                                                    1.084                  6,304
                                                                                    1.065                  3,051
                                                                                    1.095                 12,082
                                                                                    1.075                  8,672
Money Market Portfolio
 Money Market Subaccount (5/03).................................................... 1.001                     --
                                                                                    0.995                106,379
                                                                                    0.993                  2,496
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04).................... 1.152                     --
                                                                                    1.093                 20,308
                                                                                    1.061                     --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03).................... 1.058                     --
                                                                                    1.040                155,590
                                                                                    1.060                125,047
                                                                                    1.066                  5,161
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................... 1.173                     --
                                                                                    1.139                 91,326
                                                                                    1.116                126,361
                                                                                    1.053                132,834
                                                                                    1.041                 98,401
                                                                                    1.043                  5,301
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)....................... 1.699                     --
                                                                                    1.575                     --
                                                                                    1.265                     --
                                                                                    1.157                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)............................ 1.512                     --
                                                                                    1.420                 12,513
                                                                                    1.242                 12,827
                                                                                    1.191                     --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03).............................. 1.184                     --
                                                                                    1.116                 23,593
                                                                                    1.053                     --
 Travelers Convertible Securities Subaccount (6/03)................................ 1.081                     --
                                                                                    1.018                     --
                                                                                    1.041                     --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................. 1.333                     --
                                                                                    1.224                 39,663
                                                                                    1.117                     --
 Travelers Equity Income Subaccount (5/03)......................................... 1.173                     --
                                                                                    1.120                 32,149
                                                                                    1.101                     --
 Travelers Federated High Yield Subaccount (5/03).................................. 1.100                     --
                                                                                    1.076                 57,514
                                                                                    1.077                     --
 Travelers Federated Stock Subaccount (6/03)....................................... 1.142                     --
                                                                                    1.106                     --
                                                                                    1.078                     --
 Travelers Large Cap Subaccount (6/03)............................................. 1.139                     --
                                                                                    1.109                  5,424
                                                                                    1.047                     --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................. 1.158                     --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.024
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.060
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.071
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.040
                                                                                      2005   1.000
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.226
                                                                                      2005   1.123
                                                                                      2004   1.000
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03)................................... 2006   1.076
                                                                                      2005   1.072
                                                                                      2004   1.000
 Travelers MFS(R) Total Return Subaccount (5/03)..................................... 2006   1.098
                                                                                      2005   1.094
                                                                                      2004   1.000
 Travelers MFS(R) Value Subaccount (5/04)............................................ 2006   1.167
                                                                                      2005   1.125
                                                                                      2004   1.000
 Travelers Mondrian International Stock Subaccount (6/03)............................ 2006   1.220
                                                                                      2005   1.143
                                                                                      2004   1.000
 Travelers Pioneer Fund Subaccount (6/03)............................................ 2006   1.127
                                                                                      2005   1.092
                                                                                      2004   1.000
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.044
                                                                                      2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 2006   1.113
                                                                                      2005   1.102
                                                                                      2004   1.000
 Travelers Quality Bond Subaccount (5/03)............................................ 2006   1.020
                                                                                      2005   1.030
                                                                                      2004   1.000
 Travelers Strategic Equity Subaccount (6/03)........................................ 2006   1.090
                                                                                      2005   1.096
                                                                                      2004   1.000
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05).................... 2006   1.100
                                                                                      2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)..................... 2006   1.101
                                                                                      2005   1.000
 Travelers U.S. Government Securities Subaccount (5/04).............................. 2006   1.089
                                                                                      2005   1.071
                                                                                      2004   1.000
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03)................................ 2009   0.771
                                                                                      2008   1.233
                                                                                      2007   1.296
                                                                                      2006   1.146
                                                                                      2005   1.129
                                                                                      2004   1.000
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).............................. 2009   0.689
                                                                                      2008   1.241
                                                                                      2007   1.133
                                                                                      2006   1.089
                                                                                      2005   1.036
                                                                                      2004   1.000



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
                                                                                      1.093                 13,492
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 1.024                     --
                                                                                      1.024                     --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 1.095                     --
                                                                                      1.060                     --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 1.113                     --
                                                                                      1.071                     --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 1.057                     --
                                                                                      1.040                     --
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 1.297                     --
                                                                                      1.226                 31,177
                                                                                      1.123                     --
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03)................................... 1.135                     --
                                                                                      1.076                     --
                                                                                      1.072                     --
 Travelers MFS(R) Total Return Subaccount (5/03)..................................... 1.129                     --
                                                                                      1.098                230,513
                                                                                      1.094                     --
 Travelers MFS(R) Value Subaccount (5/04)............................................ 1.257                     --
                                                                                      1.167                 17,195
                                                                                      1.125                     --
 Travelers Mondrian International Stock Subaccount (6/03)............................ 1.397                     --
                                                                                      1.220                 50,521
                                                                                      1.143                     --
 Travelers Pioneer Fund Subaccount (6/03)............................................ 1.192                     --
                                                                                      1.127                     --
                                                                                      1.092                     --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 1.095                     --
                                                                                      1.044                     --
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 1.121                     --
                                                                                      1.113                 47,987
                                                                                      1.102                     --
 Travelers Quality Bond Subaccount (5/03)............................................ 1.008                     --
                                                                                      1.020                138,041
                                                                                      1.030                  2,682
 Travelers Strategic Equity Subaccount (6/03)........................................ 1.134                     --
                                                                                      1.090                     --
                                                                                      1.096                     --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05).................... 1.262                     --
                                                                                      1.100                     --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)..................... 1.259                     --
                                                                                      1.101                     --
 Travelers U.S. Government Securities Subaccount (5/04).............................. 1.046                     --
                                                                                      1.089                  7,852
                                                                                      1.071                  5,154
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03)................................ 0.745                     --
                                                                                      0.771                  3,789
                                                                                      1.233                  3,150
                                                                                      1.296                  3,101
                                                                                      1.146                  3,150
                                                                                      1.129                     --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).............................. 0.703                     --
                                                                                      0.689                     --
                                                                                      1.241                     --
                                                                                      1.133                     --
                                                                                      1.089                     --
                                                                                      1.036                     --

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.


Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------


               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed:




                       FORMER NAME                                             NEW NAME
--------------------------------------------------------- -------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITYTRUST                  LEGG MASON PARTNERS VARIABLE EQUITYTRUST
 Legg Mason ClearBridge Variable Aggressive Growth         ClearBridge Variable Aggressive Growth Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Appreciation Portfolio    ClearBridge Variable Appreciation Portfolio
 Legg Mason ClearBridge Variable Fundamental All Cap       ClearBridge Variable All Cap Value Portfolio
  Value Portfolio
 Legg Mason ClearBridge Variable Large Cap Growth          ClearBridge Variable Large Cap Growth Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Large Cap Value           ClearBridge Variable Large Cap Value Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Small Cap Growth          ClearBridge Variable Small Cap Growth Portfolio
  Portfolio
MET INVESTORS SERIES TRUST                                MET INVESTORS SERIES TRUST
 Dreman Small Cap Value Portfolio                          JPMorgan Small Cap Value Portfolio
 Lazard Mid Cap Portfolio                                  MLA Mid Cap Portfolio
 Van Kampen Comstock Portfolio                             Invesco Comstock Portfolio
METROPOLITAN SERIES FUND                                  METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth Portfolio                     Frontier Mid Cap Growth Portfolio
 BlackRock Legacy Large Cap Growth Portfolio               BlackRock Capital Appreciation Portfolio



UNDERLYING FUND MERGERS
The following former Underlying Funds merged with and into the new Underlying
Funds:




     FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
-------------------------------------- ----------------------------------------------
MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
 MLA Mid Cap Portfolio                  Neuberger Berman Genesis Portfolio
 RCM Technology Portfolio               T. Rowe Price Large Cap Growth Portfolio
METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
 FI Value Leaders Portfolio             MFS(R) Value Portfolio
METROPOLITAN SERIES FUND               MET INVESTORS SERIES TRUST
 Oppenheimer Global Equity Portfolio    Oppenheimer Global Equity Portfolio (formerly
                                        Met/Templeton Growth Portfolio)

                                  APPENDIX C
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 29, 2013 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


MIC-Book-70-71-75

                        SCUDDER ADVOCATE REWARDS ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 29, 2013

                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Scudder Advocate Rewards Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco V.I. Utilities Fund

DWS VARIABLE SERIES I -- CLASS B
  DWS Capital Growth VIP

DWS VARIABLE SERIES II -- CLASS B

  DWS Global Growth VIP
  DWS Government & Agency Securities VIP
  DWS Small Mid Cap Value VIP

MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class B

  MetLife Balanced Strategy Portfolio -- Class B
  MetLife Growth Strategy Portfolio -- Class B
  MetLife Moderate Strategy Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class A
  MFS(R) Research International Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  Pioneer Strategic Income Portfolio -- Class E
  T. Rowe Price Large Cap Value Portfolio -- Class B
  T. Rowe Price Mid Cap Growth Portfolio -- Class B

METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class B
  BlackRock Diversified Portfolio -- Class B
  BlackRock Large Cap Value Portfolio -- Class B
  BlackRock Money Market Portfolio -- Class B
  Davis Venture Value Portfolio -- Class B

  Frontier Mid Cap Growth Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class B
  MFS(R) Value Portfolio -- Class E
  Neuberger Berman Genesis Portfolio -- Class B
  T. Rowe Price Large Cap Growth Portfolio -- Class E
  T. Rowe Price Small Cap Growth Portfolio -- Class B


THE ALGER PORTFOLIOS -- CLASS S
  Alger Capital Appreciation Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- SERVICE SHARES
  The Dreyfus Socially Responsible Growth Fund, Inc.


  Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 29, 2013. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions-- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I (maximum of 1.00% upon reset), a 0.55% charge for GMWB I Plus (maximum of 1.00% upon reset), a 0.50% charge for GMWB II (maximum of 1.00% upon reset), a 0.65% charge for GMWB II Plus (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                  STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                      BENEFIT           BENEFIT           BENEFIT
                                                                 ----------------   ---------------   --------------
Mortality and Expense Risk Charge*............................     1.40%              1.55%             1.75%
Administrative Expense Charge.................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED............................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge........................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED    1.75%              1.90%             2.10%
Optional GMAB Charge..........................................     0.40%              0.40%             0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED.....................................................     1.95%              2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)..................................................     2.15%              2.30%             2.50%
Optional GMWB I Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB I Plus Charge...................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.......................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Plus Charge..................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge......................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I PLUS ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II PLUS ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED.....................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 PLUS SELECTED................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 PLUS SELECTED................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED.....................................................     2.00%              2.15%             2.35%

------------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: the amount equal to the Underlying Fund expenses that are in excess of 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 1.08% for the Subaccount investing in the MFS(R) Value Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 1.24% for the Subaccount investing in the Pioneer Strategic Income Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, the
   amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the T. Rowe Price Large Cap Growth
   Portfolio and the amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global
   Equity Portfolio.

(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I, 0.55% for GMWB I Plus, 0.50% for GMWB II and 0.65% for GMWB
      II Plus.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                          0.53%       1.76%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Utilities Fund.....................    0.60%       --           0.43%
DWS VARIABLE SERIES I -- CLASS B
 DWS Capital Growth VIP..........................    0.37%     0.25%          0.21%
DWS VARIABLE SERIES II -- CLASS B
 DWS Global Growth VIP...........................    0.92%     0.25%          0.59%
 DWS Government & Agency Securities VIP..........    0.45%     0.25%          0.33%
 DWS Small Mid Cap Value VIP.....................    0.65%     0.25%          0.26%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B.......    0.60%     0.25%          0.05%
 MetLife Balanced Strategy Portfolio -- Class B..    0.05%     0.25%          0.01%
 MetLife Growth Strategy Portfolio -- Class B....    0.06%     0.25%            --
 MetLife Moderate Strategy Portfolio -- Class B..    0.06%     0.25%            --
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................    0.91%       --           0.16%
 MFS(R) Research International Portfolio --
  Class B........................................    0.68%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio -- Class B..    0.67%     0.25%          0.09%
 Pioneer Strategic Income Portfolio -- Class E...    0.57%     0.15%          0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B........................................    0.75%     0.25%          0.03%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
------------------------------------------------- --------------- -------------- ---------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Utilities Fund.....................   --                1.03%        --             1.03%
DWS VARIABLE SERIES I -- CLASS B
 DWS Capital Growth VIP..........................   --                0.83%        --             0.83%
DWS VARIABLE SERIES II -- CLASS B
 DWS Global Growth VIP...........................   --                1.76%      0.37%            1.39%
 DWS Government & Agency Securities VIP..........   --                1.03%      0.04%            0.99%
 DWS Small Mid Cap Value VIP.....................   --                1.16%        --             1.16%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B....... 0.01%               0.91%        --             0.91%
 MetLife Balanced Strategy Portfolio -- Class B.. 0.65%               0.96%        --             0.96%
 MetLife Growth Strategy Portfolio -- Class B.... 0.69%               1.00%        --             1.00%
 MetLife Moderate Strategy Portfolio --
  Class B........................................ 0.60%               0.91%        --             0.91%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................   --                1.07%      0.02%            1.05%
 MFS(R) Research International Portfolio --
  Class B........................................   --                1.00%      0.05%            0.95%
 Oppenheimer Global Equity Portfolio -- Class B..   --                1.01%      0.02%            0.99%
 Pioneer Strategic Income Portfolio -- Class E...   --                0.78%        --             0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --                0.84%        --             0.84%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B........................................   --                1.03%        --             1.03%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio -- Class B.......    0.32%         0.25%        0.04%
 BlackRock Diversified Portfolio -- Class B.......    0.46%         0.25%        0.07%
 BlackRock Large Cap Value Portfolio -- Class B...    0.63%         0.25%        0.03%
 BlackRock Money Market Portfolio -- Class B......    0.33%         0.25%        0.02%
 Davis Venture Value Portfolio -- Class B.........    0.70%         0.25%        0.03%
 Frontier Mid Cap Growth Portfolio -- Class B.....    0.73%         0.25%        0.05%
 MetLife Stock Index Portfolio -- Class B.........    0.25%         0.25%        0.03%
 MFS(R) Total Return Portfolio -- Class B.........    0.55%         0.25%        0.05%
 MFS(R) Value Portfolio -- Class E................    0.70%         0.15%        0.03%
 Neuberger Berman Genesis Portfolio -- Class B....    0.82%         0.25%        0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E............................    0.60%         0.15%        0.04%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B............................    0.49%         0.25%        0.06%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio.............    0.81%         0.25%        0.24%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC. -- SERVICE SHARES
 The Dreyfus Socially Responsible Growth
  Fund, Inc.......................................    0.75%         0.25%        0.10%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- -----------
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio -- Class B.......       --            0.61%      0.00%            0.61%
 BlackRock Diversified Portfolio -- Class B.......       --            0.78%        --             0.78%
 BlackRock Large Cap Value Portfolio -- Class B...       --            0.91%      0.03%            0.88%
 BlackRock Money Market Portfolio -- Class B......       --            0.60%      0.01%            0.59%
 Davis Venture Value Portfolio -- Class B.........       --            0.98%      0.05%            0.93%
 Frontier Mid Cap Growth Portfolio -- Class B.....       --            1.03%      0.02%            1.01%
 MetLife Stock Index Portfolio -- Class B.........       --            0.53%      0.01%            0.52%
 MFS(R) Total Return Portfolio -- Class B.........       --            0.85%        --             0.85%
 MFS(R) Value Portfolio -- Class E................       --            0.88%      0.13%            0.75%
 Neuberger Berman Genesis Portfolio -- Class B....       --            1.11%      0.01%            1.10%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E............................       --            0.79%      0.01%            0.78%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B............................       --            0.80%        --             0.80%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio.............       --            1.30%        --             1.30%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC. -- SERVICE SHARES
 The Dreyfus Socially Responsible Growth
  Fund, Inc.......................................       --            1.10%        --             1.10%



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:

             FUNDING OPTION                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Utilities Fund             Seeks long-term growth of capital         Invesco Advisers, Inc.
                                        and, secondarily, current income.
DWS VARIABLE SERIES I -- CLASS B
DWS Capital Growth VIP                  Seeks to provide long-term growth of      Deutsche Investment Management
                                        capital.                                  Americas Inc.
DWS VARIABLE SERIES II -- CLASS B
DWS Global Growth VIP                   Seeks long-term capital growth.           Deutsche Investment Management
                                                                                  Americas Inc.
DWS Government & Agency                 Seeks high current income consistent      Deutsche Investment Management
 Securities VIP                         with preservation of capital.             Americas Inc.
DWS Small Mid Cap Value VIP             Seeks long-term capital appreciation.     Deutsche Investment Management
                                                                                  Americas Inc.
                                                                                  Subadviser: Dreman Value
                                                                                  Management, L.L.C.
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --       Seeks to maximize total return,           MetLife Advisers, LLC
 Class B                                consistent with income generation         Subadviser: BlackRock Financial
                                        and prudent investment management.        Management, Inc.
MetLife Balanced Strategy Portfolio --  Seeks to provide a balance between a      MetLife Advisers, LLC
 Class B                                high level of current income and
                                        growth of capital with a greater
                                        emphasis on growth of capital.
MetLife Growth Strategy Portfolio --    Seeks to provide growth of capital.       MetLife Advisers, LLC
 Class B
MetLife Moderate Strategy Portfolio --  Seeks to provide a high total return in   MetLife Advisers, LLC
 Class B                                the form of income and growth of
                                        capital, with a greater emphasis on
                                        income.
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class E                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Mid Cap Growth            Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: T. Rowe Price Associates,
                                                                                  Inc.

              FUNDING OPTION                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
----------------------------------------- ---------------------------------------- --------------------------------------
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --        Seeks a competitive total return         MetLife Advisers, LLC
 Class B                                  primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                          fixed-income securities.
BlackRock Diversified Portfolio --        Seeks high total return while            MetLife Advisers, LLC
 Class B                                  attempting to limit investment risk      Subadviser: BlackRock Advisors, LLC
                                          and preserve capital.
BlackRock Large Cap Value                 Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                              Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --       Seeks a high level of current income     MetLife Advisers, LLC
 Class B                                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                          capital.
Davis Venture Value Portfolio --          Seeks growth of capital.                 MetLife Advisers, LLC
 Class B                                                                           Subadviser: Davis Selected Advisers,
                                                                                   L.P.
Frontier Mid Cap Growth Portfolio --      Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class B                                                                           Subadviser: Frontier Capital
                                                                                   Management Company, LLC
MetLife Stock Index Portfolio --          Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                  Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                          Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio -- Class B  Seeks a favorable total return through   MetLife Advisers, LLC
                                          investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                   Services Company
MFS(R) Value Portfolio -- Class E         Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                   Subadviser: Massachusetts Financial
                                                                                   Services Company
Neuberger Berman Genesis                  Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                     principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                   Management LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital        MetLife Advisers, LLC
 Portfolio -- Class E                     and, secondarily, dividend income.       Subadviser: T. Rowe Price Associates,
                                                                                   Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                   Inc.
THE ALGER PORTFOLIOS -- CLASS S
Alger Capital Appreciation Portfolio      Seeks long-term capital appreciation.    Fred Alger Management, Inc.
THE DREYFUS SOCIALLY RESPONSIBLE
 GROWTH FUND, INC. -- SERVICE
 SHARES
The Dreyfus Socially Responsible          Seeks to provide capital growth, with    The Dreyfus Corporation
 Growth Fund, Inc.                        current income as a secondary goal.



Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.

                                   TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., DWS Global Growth VIP, DWS Small Mid Cap Value VIP, BlackRock High Yield Portfolio,
MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Neuberger Berman Genesis Portfolio and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

The following sub-section is added to this section:


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Charges and Deductions -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional rider benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider (as described in "Living Benefits"). The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

The following sub-section is added to this section:


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 866-376-0389 to make such changes.



                                LIVING BENEFITS
--------------------------------------------------------------------------------

The following sub-section is added to this section:


GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND ANNUITIZATION. If you elect to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures), and that date is reached, your Contract must be annuitized (see "Payment Options -- Annuity Options"), or you must make a complete withdrawal of your Contract Value.

If you annuitize at the latest date permitted, you must elect one of the following options:

1) Annuitize the Contract Value under the Contract's annuity provisions.

2) Elect to receive the Annual Withdrawal Benefit payment under the GMWB rider each year until the Remaining Benefit Base (RBB) is depleted. These payments will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the RBB to zero.

If you do not select an annuity option or elect to receive payments under the GMWB rider, we will annuitize your Contract under the Life Annuity with 120 Monthly Payments Assured annuity option. However, if we do, we will adjust your annuity payment or the annuity option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the GMWB rider.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.


STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


The Contract has been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2013, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $51,000 or 100% of pay for each participant in 2013.



ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.


Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for the Qualified Plan Administrator.


Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").


Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.


Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).

The new 3.8% Medicare tax is imposed on the lesser of (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" in item (1) does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(b), or 457(b)), but such income will increase modified adjusted gross income in item (2).

The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.


Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION


        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2012   1.985           2.025                 147,041
                                                                        2011   1.731           1.985                 169,093
                                                                        2010   1.654           1.731                 178,318
                                                                        2009   1.462           1.654                 292,056
                                                                        2008   2.195           1.462                 369,002
                                                                        2007   1.848           2.195                 349,652
                                                                        2006   1.496           1.848                 350,687
                                                                        2005   1.300           1.496                 389,144
                                                                        2004   1.069           1.300                 169,935
                                                                        2003   1.000           1.069                      --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.164           1.171                      --
                                                                        2005   1.093           1.164               1,109,940
                                                                        2004   1.065           1.093               1,051,441
                                                                        2003   1.000           1.065                  38,622
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.804           2.094                 373,922
                                                                        2011   1.844           1.804                 825,397
                                                                        2010   1.648           1.844                 395,156
                                                                        2009   1.111           1.648                 444,203
                                                                        2008   2.061           1.111                 394,477
                                                                        2007   1.572           2.061                 462,189
                                                                        2006   1.342           1.572                 405,786
                                                                        2005   1.194           1.342                 337,541
                                                                        2004   1.124           1.194                 160,459
                                                                        2003   1.000           1.124                      --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.911           1.171                      --
                                                                        2008   1.738           0.911                 141,310
                                                                        2007   1.838           1.738                 130,811
                                                                        2006   1.649           1.838                 151,822
                                                                        2005   1.442           1.649                  85,037
                                                                        2004   1.241           1.442                  28,499
                                                                        2003   1.000           1.241                      --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.090           1.089                      --
                                                                        2011   1.307           1.090                      --
                                                                        2010   1.183           1.307                 114,924
                                                                        2009   1.179           1.183                 141,369
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.673           2.801                      --
                                                                        2006   2.049           2.673                 529,997
                                                                        2005   1.626           2.049                 533,142
                                                                        2004   1.322           1.626                 116,146
                                                                        2003   1.000           1.322                     399
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.499           1.472                      --

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2007   1.502
                                                                                   2006   1.417
                                                                                   2005   1.321
                                                                                   2004   1.174
                                                                                   2003   1.000
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2012   1.286
                                                                                   2011   1.298
                                                                                   2010   1.151
                                                                                   2009   0.876
                                                                                   2008   1.360
                                                                                   2007   1.285
                                                                                   2006   1.197
                                                                                   2005   1.177
                                                                                   2004   1.128
                                                                                   2003   1.000
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.179
                                                                                   2007   1.142
                                                                                   2006   1.007
                                                                                   2005   1.000
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   2.222
                                                                                   2006   1.646
                                                                                   2005   1.501
                                                                                   2004   1.166
                                                                                   2003   1.000
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.047
                                                                                   2007   1.024
                                                                                   2006   0.997
                                                                                   2005   1.000
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   1.625
                                                                                   2009   1.118
                                                                                   2008   2.278
                                                                                   2007   2.124
                                                                                   2006   1.770
                                                                                   2005   1.523
                                                                                   2004   1.256
                                                                                   2003   1.000
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.411
                                                                                   2007   1.419
                                                                                   2006   1.272
                                                                                   2005   1.222
                                                                                   2004   1.130
                                                                                   2003   1.000
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 2011   1.427
                                                                                   2010   1.346
                                                                                   2009   1.122
                                                                                   2008   1.490
                                                                                   2007   1.341
                                                                                   2006   1.287
                                                                                   2005   1.210
                                                                                   2004   1.125
                                                                                   2003   1.000
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 2012   1.309
                                                                                   2011   1.396
                                                                                   2010   1.218
                                                                                   2009   0.978
                                                                                   2008   1.488
                                                                                   2007   1.347
                                                                                   2006   1.265
                                                                                   2005   1.184
                                                                                   2004   1.118
                                                                                   2003   1.000
 DWS International Subaccount (Class B) (7/03).................................... 2008   2.151



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.499               1,002,056
                                                                                   1.502               1,053,123
                                                                                   1.417               1,058,890
                                                                                   1.321                 597,961
                                                                                   1.174                  18,321
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 1.414                  57,094
                                                                                   1.286                  57,256
                                                                                   1.298                  57,633
                                                                                   1.151                  57,693
                                                                                   0.876                  60,401
                                                                                   1.360                  58,840
                                                                                   1.285                  50,070
                                                                                   1.197                  40,707
                                                                                   1.177                  25,027
                                                                                   1.128                      --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 1.122                      --
                                                                                   1.179               1,182,084
                                                                                   1.142                 839,869
                                                                                   1.007                 926,279
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 1.830               1,007,057
                                                                                   2.222               1,095,278
                                                                                   1.646               1,094,262
                                                                                   1.501                 776,367
                                                                                   1.166                  31,908
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 1.018                      --
                                                                                   1.047                 118,195
                                                                                   1.024                  55,092
                                                                                   0.997                   5,944
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 1.743                      --
                                                                                   1.625                 452,615
                                                                                   1.118                 436,317
                                                                                   2.278                 425,276
                                                                                   2.124                 322,506
                                                                                   1.770                 323,018
                                                                                   1.523                 144,088
                                                                                   1.256                      --
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 1.325                      --
                                                                                   1.411                 563,871
                                                                                   1.419                 665,514
                                                                                   1.272                 654,428
                                                                                   1.222                 453,085
                                                                                   1.130                  11,807
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 1.604                      --
                                                                                   1.427                 197,643
                                                                                   1.346                 333,018
                                                                                   1.122                 330,813
                                                                                   1.490                 331,717
                                                                                   1.341                 318,426
                                                                                   1.287                 327,171
                                                                                   1.210                 112,805
                                                                                   1.125                   7,708
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 1.490               1,068,575
                                                                                   1.309               1,143,843
                                                                                   1.396               1,057,133
                                                                                   1.218               1,267,287
                                                                                   0.978               1,376,316
                                                                                   1.488               1,700,324
                                                                                   1.347               1,611,402
                                                                                   1.265               1,033,038
                                                                                   1.184                 333,187
                                                                                   1.118                  99,871
 DWS International Subaccount (Class B) (7/03).................................... 2.060                      --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                       2007   1.912           2.151                 620,817
                                                                       2006   1.548           1.912                 670,141
                                                                       2005   1.359           1.548                 565,175
                                                                       2004   1.187           1.359                 427,364
                                                                       2003   1.000           1.187                   7,337
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)....................... 2006   1.441           1.592                      --
                                                                       2005   1.293           1.441                 186,845
                                                                       2004   1.178           1.293                 100,474
                                                                       2003   1.000           1.178                   3,340
 DWS Balanced Subaccount (Class B) (7/03)............................. 2008   1.269           1.235                      --
                                                                       2007   1.235           1.269                 597,386
                                                                       2006   1.142           1.235                 594,100
                                                                       2005   1.116           1.142                 451,536
                                                                       2004   1.066           1.116                 338,425
                                                                       2003   1.000           1.066                  54,839
 DWS Blue Chip Subaccount (Class B) (6/03)............................ 2008   1.639           1.536                      --
                                                                       2007   1.614           1.639                 892,430
                                                                       2006   1.423           1.614                 955,857
                                                                       2005   1.318           1.423               1,785,103
                                                                       2004   1.158           1.318                 480,877
                                                                       2003   1.000           1.158                  32,460
 DWS Conservative Allocation Subaccount (Class B) (8/04).............. 2009   0.913           0.921                      --
                                                                       2008   1.203           0.913               2,412,619
                                                                       2007   1.167           1.203               3,146,488
                                                                       2006   1.089           1.167               3,282,126
                                                                       2005   1.060           1.089               2,515,324
                                                                       2004   1.003           1.060                 812,897
 DWS Core Fixed Income Subaccount (Class B) (6/03).................... 2008   1.064           1.026                      --
                                                                       2007   1.042           1.064               1,611,568
                                                                       2006   1.018           1.042               1,689,993
                                                                       2005   1.015           1.018               1,890,923
                                                                       2004   0.991           1.015               1,680,946
                                                                       2003   1.000           0.991                  42,825
 DWS Davis Venture Value Subaccount (Class B) (7/03).................. 2008   1.581           1.532                      --
                                                                       2007   1.542           1.581               2,508,397
                                                                       2006   1.369           1.542               2,575,553
                                                                       2005   1.273           1.369               2,452,486
                                                                       2004   1.161           1.273               1,676,973
                                                                       2003   1.000           1.161                 163,942
 DWS Dreman Financial Services Subaccount (Class B) (7/03)............ 2006   1.218           1.277                      --
                                                                       2005   1.243           1.218                 447,116
                                                                       2004   1.132           1.243                 213,718
                                                                       2003   1.000           1.132                      --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)............ 2008   1.547           1.475                      --
                                                                       2007   1.606           1.547               3,595,530
                                                                       2006   1.380           1.606               3,684,742
                                                                       2005   1.304           1.380               2,564,976
                                                                       2004   1.165           1.304               1,717,259
                                                                       2003   1.000           1.165                  75,935
 DWS Foreign Value Subaccount (Class B) (11/04)....................... 2006   1.135           1.365                      --
                                                                       2005   1.054           1.135                 104,549
                                                                       2004   1.000           1.054                      --
 DWS Growth Allocation Subaccount (Class B) (9/04).................... 2009   0.851           0.853                      --
                                                                       2008   1.320           0.851               3,046,571
                                                                       2007   1.270           1.320               2,943,854
                                                                       2006   1.145           1.270               2,485,802
                                                                       2005   1.097           1.145               2,847,211
                                                                       2004   1.016           1.097               1,231,540
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.319           1.305                      --
                                                                       2007   1.333           1.319               1,104,452
                                                                       2006   1.229           1.333               2,053,944
                                                                       2005   1.207           1.229               2,168,097
                                                                       2004   1.094           1.207                 803,778
                                                                       2003   1.000           1.094                  75,380
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.914           2.136                 597,823

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                     2011   2.075           1.914                 709,430
                                                                     2010   1.718           2.075                 740,237
                                                                     2009   1.350           1.718                 956,525
                                                                     2008   2.067           1.350               1,068,880
                                                                     2007   2.045           2.067               1,226,657
                                                                     2006   1.667           2.045               1,456,216
                                                                     2005   1.542           1.667               1,447,426
                                                                     2004   1.247           1.542                 807,966
                                                                     2003   1.000           1.247                 164,572
 DWS Income Allocation Subaccount (Class B) (8/04).................. 2006   1.063           1.084                      --
                                                                     2005   1.043           1.063                 834,876
                                                                     2004   1.005           1.043                  88,460
 DWS Index 500 Subaccount (Class B) (7/03).......................... 2005   1.229           1.252                      --
                                                                     2004   1.135           1.229               1,183,205
                                                                     2003   1.000           1.135                  26,170
 DWS International Select Equity Subaccount (Class B) (7/03)........ 2008   2.224           2.145                      --
                                                                     2007   1.944           2.224                 459,361
                                                                     2006   1.579           1.944                 479,393
                                                                     2005   1.407           1.579                 420,592
                                                                     2004   1.212           1.407                 281,707
                                                                     2003   1.000           1.212                  12,608
 DWS Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.501           1.441                      --
                                                                     2007   1.435           1.501                 333,251
                                                                     2006   1.350           1.435                 371,107
                                                                     2005   1.227           1.350                 329,491
                                                                     2004   1.122           1.227                 220,494
                                                                     2003   1.000           1.122                  16,750
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)......... 2006   1.297           1.284                      --
                                                                     2005   1.229           1.297                 149,865
                                                                     2004   1.113           1.229                  82,222
                                                                     2003   1.000           1.113                  11,797
 DWS Large Cap Core Subaccount (Class B) (12/04).................... 2006   1.153           1.280                      --
                                                                     2005   1.037           1.153                  53,637
 DWS Large Cap Value Subaccount (Class B) (7/03).................... 2008   1.581           1.559                      --
                                                                     2007   1.424           1.581                 757,126
                                                                     2006   1.258           1.424                 794,829
                                                                     2005   1.258           1.258                 859,894
                                                                     2004   1.165           1.258                 689,003
                                                                     2003   1.000           1.165                 130,307
 DWS MFS(R) Strategic Value Subaccount (Class B) (8/03)............. 2006   1.272           1.311                      --
                                                                     2005   1.300           1.272                 511,937
                                                                     2004   1.124           1.300                 485,061
                                                                     2003   1.000           1.124                   9,054
 DWS Mid Cap Growth Subaccount (Class B) (8/03)..................... 2008   1.555           1.464                      --
                                                                     2007   1.463           1.555                 239,153
                                                                     2006   1.344           1.463                 248,153
                                                                     2005   1.191           1.344                 174,909
                                                                     2004   1.167           1.191                  89,408
                                                                     2003   1.000           1.167                      --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................ 2009   0.864           0.868                      --
                                                                     2008   1.260           0.864               5,496,146
                                                                     2007   1.218           1.260               2,637,601
                                                                     2006   1.115           1.218               2,555,044
                                                                     2005   1.078           1.115               2,478,421
                                                                     2004   1.000           1.078                 522,135
 DWS Money Market Subaccount (Class B) (7/03)....................... 2008   1.047           1.052                      --
                                                                     2007   1.017           1.047               4,672,142
                                                                     2006   0.991           1.017               6,108,455
                                                                     2005   0.982           0.991               2,127,867
                                                                     2004   0.992           0.982               3,334,869
                                                                     2003   1.000           0.992                 111,328
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)............... 2006   1.117           1.143                      --
                                                                     2005   1.188           1.117                 384,012
                                                                     2004   1.196           1.188                 181,881
                                                                     2003   1.000           1.196                   3,270
 DWS Small Cap Growth Subaccount (Class B) (7/03)................... 2008   1.396           1.218                      --

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2007   1.340           1.396                 726,166
                                                                          2006   1.298           1.340                 760,854
                                                                          2005   1.235           1.298                 784,558
                                                                          2004   1.135           1.235                 298,340
                                                                          2003   1.000           1.135                 128,991
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.170           1.171                      --
                                                                          2007   1.131           1.170                 456,263
                                                                          2006   1.056           1.131                 496,298
                                                                          2005   1.052           1.056               2,222,561
                                                                          2004   0.987           1.052                 505,971
                                                                          2003   1.000           0.987                  12,077
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   1.139           1.179                      --
                                                                          2009   0.724           1.139                 525,079
                                                                          2008   1.372           0.724                 276,821
                                                                          2007   1.224           1.372                 260,205
                                                                          2006   1.238           1.224                 249,308
                                                                          2005   1.217           1.238                 327,747
                                                                          2004   1.218           1.217                 104,090
                                                                          2003   1.000           1.218                      --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.869           1.740                      --
                                                                          2007   1.517           1.869                 249,274
                                                                          2006   1.450           1.517                 271,054
                                                                          2005   1.324           1.450                 279,062
                                                                          2004   1.215           1.324                 218,311
                                                                          2003   1.000           1.215                  69,432
 DWSII Global Thematic Subaccount (Class B) (8/03)....................... 2012   1.449           1.685                 257,105
                                                                          2011   1.724           1.449                 276,182
                                                                          2010   1.546           1.724                 303,841
                                                                          2009   1.097           1.546                 401,792
                                                                          2008   2.137           1.097                 463,205
                                                                          2007   2.050           2.137                 748,585
                                                                          2006   1.606           2.050                 351,482
                                                                          2005   1.332           1.606                 343,729
                                                                          2004   1.183           1.332                 124,186
                                                                          2003   1.000           1.183                   2,944
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2012   1.306           1.318                 647,067
                                                                          2011   1.238           1.306                 652,032
                                                                          2010   1.184           1.238                 777,085
                                                                          2009   1.116           1.184                 936,747
                                                                          2008   1.085           1.116               1,069,071
                                                                          2007   1.044           1.085                 565,552
                                                                          2006   1.022           1.044                 607,326
                                                                          2005   1.015           1.022                 584,174
                                                                          2004   0.998           1.015                 788,353
                                                                          2003   1.000           0.998                  34,617
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................. 2012   1.621           1.860               5,519,026
                                                                          2011   1.609           1.621               6,792,409
                                                                          2010   1.411           1.609               8,016,351
                                                                          2009   0.977           1.411               1,458,169
                                                                          2008   1.308           0.977                 909,617
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)................ 2012   1.158           1.299               2,094,566
                                                                          2011   1.196           1.158               2,583,533
                                                                          2010   1.070           1.196               2,769,123
                                                                          2009   0.889           1.070               3,003,997
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................. 2012   1.165           1.328               1,699,093
                                                                          2011   1.231           1.165               2,210,022
                                                                          2010   1.083           1.231               2,320,427
                                                                          2009   0.880           1.083               2,345,492
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)................ 2012   1.211           1.340               1,173,349
                                                                          2011   1.231           1.211               1,369,639
                                                                          2010   1.113           1.231               1,554,947
                                                                          2009   0.940           1.113               1,863,308
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2012   2.518           2.953                 346,111
                                                                          2011   3.135           2.518                 478,917
                                                                          2010   2.568           3.135                 553,321
                                                                          2009   1.541           2.568                 562,616
                                                                          2008   3.509           1.541                 492,144
                                                                          2007   2.784           3.509                 457,511

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Research International Subaccount (Class B) (4/08) *........ 2012   1.649           1.895               1,599,937
                                                                          2011   1.876           1.649               1,791,610
                                                                          2010   1.710           1.876               1,929,042
                                                                          2009   1.320           1.710               2,172,868
                                                                          2008   2.263           1.320               1,489,970
 MIST MLA Mid Cap Subaccount (Class B) (4/08)............................ 2012   1.040           1.078               3,042,023
                                                                          2011   1.115           1.040               3,337,591
                                                                          2010   0.922           1.115               3,716,664
                                                                          2009   0.685           0.922               3,990,754
                                                                          2008   1.083           0.685               2,711,797
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2012   1.493           1.638               7,794,736
                                                                          2011   1.465           1.493               8,520,374
                                                                          2010   1.328           1.465               9,951,087
                                                                          2009   1.016           1.328              10,244,403
                                                                          2008   1.173           1.016                 527,774
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2012   1.256           1.391                 158,354
                                                                          2011   1.417           1.256                 463,765
                                                                          2010   1.202           1.417                 410,054
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2012   0.879           1.021               3,067,172
                                                                          2011   0.930           0.879               3,379,873
                                                                          2010   0.807           0.930               3,883,900
                                                                          2009   0.693           0.807               3,903,637
                                                                          2008   1.042           0.693               4,074,877
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2012   1.585           1.774                 254,985
                                                                          2011   1.637           1.585                 262,458
                                                                          2010   1.302           1.637                 266,108
                                                                          2009   0.909           1.302                 314,489
                                                                          2008   1.467           0.909                 166,374
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2012   1.565           1.633                 223,484
                                                                          2011   1.717           1.565                 185,661
                                                                          2010   1.371           1.717                 192,438
                                                                          2009   0.947           1.371                 228,925
                                                                          2008   1.733           0.947                 292,229
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2012   1.167           1.233               1,593,906
                                                                          2011   1.115           1.167               1,698,837
                                                                          2010   1.048           1.115               1,784,882
                                                                          2009   0.975           1.048               1,894,517
                                                                          2008   1.029           0.975               1,133,274
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2012   1.223           1.350                 419,917
                                                                          2011   1.199           1.223                 441,234
                                                                          2010   1.114           1.199                 527,005
                                                                          2009   0.967           1.114                 613,820
                                                                          2008   1.233           0.967                 620,936
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2012   1.181           1.325               1,833,245
                                                                          2011   1.175           1.181               1,948,062
                                                                          2010   1.096           1.175               2,087,367
                                                                          2009   1.002           1.096               2,324,527
                                                                          2008   1.470           1.002               2,630,179
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2012   1.809           1.781               1,146,206
                                                                          2011   1.837           1.809               1,132,259
                                                                          2010   1.866           1.837               1,027,274
                                                                          2009   1.890           1.866               1,256,521
                                                                          2008   1.882           1.890               1,464,720
 MSF Davis Venture Value Subaccount (Class B) (4/08)..................... 2012   1.264           1.402                 894,551
                                                                          2011   1.341           1.264                 967,837
                                                                          2010   1.219           1.341               1,942,307
                                                                          2009   0.941           1.219               2,412,889
                                                                          2008   1.526           0.941               2,014,579
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2012   1.237           1.406                 569,228
                                                                          2011   1.342           1.237                 614,163
                                                                          2010   1.192           1.342                 645,546
                                                                          2009   0.997           1.192                 753,043
                                                                          2008   1.535           0.997                 760,185
 MSF MetLife Stock Index Subaccount (Class B) (4/08)..................... 2012   1.019           1.158               2,729,010

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                        2011   1.018           1.019               3,021,676
                                                                        2010   0.903           1.018               3,640,795
                                                                        2009   0.728           0.903               3,685,979
                                                                        2008   1.121           0.728               1,926,569
 MSF MFS(R) Total Return Subaccount (Class B) (4/06)................... 2012   1.064           1.166               2,414,691
                                                                        2011   1.058           1.064               2,485,648
                                                                        2010   0.978           1.058               2,690,661
                                                                        2009   0.840           0.978               2,944,278
                                                                        2008   1.099           0.840               1,287,130
                                                                        2007   1.072           1.099               1,389,767
                                                                        2006   1.003           1.072               1,227,792
 MSF MFS(R) Value Subaccount (Class E) (4/08).......................... 2012   1.403           1.608                 430,829
                                                                        2011   1.414           1.403                 489,371
                                                                        2010   1.291           1.414                 530,988
                                                                        2009   1.086           1.291                 560,276
                                                                        2008   1.558           1.086                 670,093
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.383           1.650                 336,172
                                                                        2011   1.533           1.383                 421,870
                                                                        2010   1.418           1.533                 466,355
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   1.032           1.206                 774,871
                                                                        2011   1.062           1.032                 816,568
                                                                        2010   0.924           1.062               1,010,584
                                                                        2009   0.656           0.924               1,247,569
                                                                        2008   1.075           0.656               1,477,950
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.451           1.655               1,496,390
                                                                        2011   1.452           1.451               1,628,742
                                                                        2010   1.095           1.452               1,597,420
                                                                        2009   0.802           1.095               1,727,989
                                                                        2008   1.220           0.802               1,789,355





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2012   1.367           1.377           --
                                                                        2011   1.206           1.367           --
                                                                        2010   1.166           1.206           --
                                                                        2009   1.043           1.166           --
                                                                        2008   1.585           1.043           --
                                                                        2007   1.351           1.585           --
                                                                        2006   1.107           1.351           --
                                                                        2005   1.000           1.107           --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.069           1.071           --
                                                                        2005   1.000           1.069           --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.421           1.629           --
                                                                        2011   1.469           1.421           --
                                                                        2010   1.329           1.469           --
                                                                        2009   0.907           1.329           --
                                                                        2008   1.703           0.907           --
                                                                        2007   1.314           1.703           --
                                                                        2006   1.136           1.314           --
                                                                        2005   1.000           1.136           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.596           0.757           --
                                                                        2008   1.150           0.596           --
                                                                        2007   1.231           1.150           --
                                                                        2006   1.118           1.231           --
                                                                        2005   1.000           1.118           --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.689           0.689           --
                                                                        2011   0.834           0.689           --
                                                                        2010   0.764           0.834           --
                                                                        2009   0.763           0.764           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.564           1.633           --

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2006   1.213
                                                                                   2005   1.000
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.103
                                                                                   2007   1.118
                                                                                   2006   1.067
                                                                                   2005   1.000
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2012   1.020
                                                                                   2011   1.041
                                                                                   2010   0.934
                                                                                   2009   0.720
                                                                                   2008   1.131
                                                                                   2007   1.082
                                                                                   2006   1.020
                                                                                   2005   1.000
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.147
                                                                                   2007   1.125
                                                                                   2006   1.004
                                                                                   2005   1.000
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   1.507
                                                                                   2006   1.130
                                                                                   2005   1.000
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.015
                                                                                   2007   1.006
                                                                                   2006   0.991
                                                                                   2005   1.000
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   0.988
                                                                                   2009   0.688
                                                                                   2008   1.419
                                                                                   2007   1.339
                                                                                   2006   1.129
                                                                                   2005   1.000
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.118
                                                                                   2007   1.138
                                                                                   2006   1.032
                                                                                   2005   1.000
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 2011   1.122
                                                                                   2010   1.071
                                                                                   2009   0.904
                                                                                   2008   1.215
                                                                                   2007   1.106
                                                                                   2006   1.075
                                                                                   2005   1.000
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 2012   1.023
                                                                                   2011   1.105
                                                                                   2010   0.976
                                                                                   2009   0.793
                                                                                   2008   1.221
                                                                                   2007   1.119
                                                                                   2006   1.063
                                                                                   2005   1.000
 DWS International Subaccount (Class B) (7/03).................................... 2008   1.531
                                                                                   2007   1.377
                                                                                   2006   1.128
                                                                                   2005   1.000
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................................... 2006   1.110
                                                                                   2005   1.000
 DWS Balanced Subaccount (Class B) (7/03)......................................... 2008   1.097
                                                                                   2007   1.079
                                                                                   2006   1.010
                                                                                   2005   1.000
 DWS Blue Chip Subaccount (Class B) (6/03)........................................ 2008   1.203



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.564           --
                                                                                   1.213           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 1.078           --
                                                                                   1.103           --
                                                                                   1.118           --
                                                                                   1.067           --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 1.108           --
                                                                                   1.020           --
                                                                                   1.041           --
                                                                                   0.934           --
                                                                                   0.720           --
                                                                                   1.131           --
                                                                                   1.082           --
                                                                                   1.020           --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 1.087           --
                                                                                   1.147           --
                                                                                   1.125           --
                                                                                   1.004           --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 1.227           --
                                                                                   1.507           --
                                                                                   1.130           --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 0.984           --
                                                                                   1.015           --
                                                                                   1.006           --
                                                                                   0.991           --
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 1.056           --
                                                                                   0.988           --
                                                                                   0.688           --
                                                                                   1.419           --
                                                                                   1.339           --
                                                                                   1.129           --
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 0.671           --
                                                                                   1.118           --
                                                                                   1.138           --
                                                                                   1.032           --
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 1.257           --
                                                                                   1.122           --
                                                                                   1.071           --
                                                                                   0.904           --
                                                                                   1.215           --
                                                                                   1.106           --
                                                                                   1.075           --
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 1.151           --
                                                                                   1.023           --
                                                                                   1.105           --
                                                                                   0.976           --
                                                                                   0.793           --
                                                                                   1.221           --
                                                                                   1.119           --
                                                                                   1.063           --
 DWS International Subaccount (Class B) (7/03).................................... 1.460           --
                                                                                   1.531           --
                                                                                   1.377           --
                                                                                   1.128           --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................................... 1.213           --
                                                                                   1.110           --
 DWS Balanced Subaccount (Class B) (7/03)......................................... 1.062           --
                                                                                   1.097           --
                                                                                   1.079           --
                                                                                   1.010           --
 DWS Blue Chip Subaccount (Class B) (6/03)........................................ 1.123           --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                       2007   1.199           1.203           --
                                                                       2006   1.070           1.199           --
                                                                       2005   1.000           1.070           --
 DWS Conservative Allocation Subaccount (Class B) (8/04).............. 2009   0.819           0.823           --
                                                                       2008   1.092           0.819           --
                                                                       2007   1.073           1.092           --
                                                                       2006   1.013           1.073           --
                                                                       2005   1.000           1.013           --
 DWS Core Fixed Income Subaccount (Class B) (6/03).................... 2008   1.002           0.963           --
                                                                       2007   0.993           1.002           --
                                                                       2006   0.982           0.993           --
                                                                       2005   1.000           0.982           --
 DWS Davis Venture Value Subaccount (Class B) (7/03).................. 2008   1.185           1.144           --
                                                                       2007   1.170           1.185           --
                                                                       2006   1.052           1.170           --
                                                                       2005   1.000           1.052           --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)............ 2006   0.984           1.023           --
                                                                       2005   1.000           0.984           --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)............ 2008   1.132           1.075           --
                                                                       2007   1.189           1.132           --
                                                                       2006   1.034           1.189           --
                                                                       2005   1.000           1.034           --
 DWS Foreign Value Subaccount (Class B) (11/04)....................... 2006   1.058           1.258           --
                                                                       2005   1.000           1.058           --
 DWS Growth Allocation Subaccount (Class B) (9/04).................... 2009   0.741           0.740           --
                                                                       2008   1.164           0.741           --
                                                                       2007   1.133           1.164           --
                                                                       2006   1.034           1.133           --
                                                                       2005   1.000           1.034           --
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.042           1.027           --
                                                                       2007   1.066           1.042           --
                                                                       2006   0.995           1.066           --
                                                                       2005   1.000           0.995           --
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.146           1.264           --
                                                                       2011   1.258           1.146           --
                                                                       2010   1.054           1.258           --
                                                                       2009   0.838           1.054           --
                                                                       2008   1.299           0.838           --
                                                                       2007   1.301           1.299           --
                                                                       2006   1.073           1.301           --
                                                                       2005   1.000           1.073           --
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.003           1.014           --
                                                                       2005   1.000           1.003           --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.000           1.017           --
 DWS International Select Equity Subaccount (Class B) (7/03).......... 2008   1.536           1.476           --
                                                                       2007   1.359           1.536           --
                                                                       2006   1.117           1.359           --
                                                                       2005   1.000           1.117           --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................ 2008   1.186           1.135           --
                                                                       2007   1.148           1.186           --
                                                                       2006   1.093           1.148           --
                                                                       2005   1.000           1.093           --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)........... 2006   1.065           1.043           --
                                                                       2005   1.000           1.065           --
 DWS Large Cap Core Subaccount (Class B) (12/04)...................... 2006   1.092           1.199           --
                                                                       2005   1.000           1.092           --
 DWS Large Cap Value Subaccount (Class B) (7/03)...................... 2008   1.206           1.185           --
                                                                       2007   1.099           1.206           --
                                                                       2006   0.983           1.099           --
                                                                       2005   1.000           0.983           --
 DWS MFS(R) Strategic Value Subaccount (Class B) (8/03)............... 2006   0.993           1.014           --
                                                                       2005   1.000           0.993           --
 DWS Mid Cap Growth Subaccount (Class B) (8/03)....................... 2008   1.250           1.172           --

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2007   1.190           1.250                    --
                                                                          2006   1.107           1.190                    --
                                                                          2005   1.000           1.107                    --
 DWS Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.765           0.765                    --
                                                                          2008   1.128           0.765                    --
                                                                          2007   1.104           1.128                    --
                                                                          2006   1.023           1.104                    --
                                                                          2005   1.000           1.023                    --
 DWS Money Market Subaccount (Class B) (7/03)............................ 2008   1.030           1.031                    --
                                                                          2007   1.012           1.030                    --
                                                                          2006   0.998           1.012                    --
                                                                          2005   1.000           0.998                    --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03).................... 2006   0.978           0.989                    --
                                                                          2005   1.000           0.978                    --
 DWS Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.087           0.944                    --
                                                                          2007   1.056           1.087                    --
                                                                          2006   1.035           1.056                    --
                                                                          2005   1.000           1.035                    --
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.064           1.061                    --
                                                                          2007   1.041           1.064                    --
                                                                          2006   0.984           1.041                    --
                                                                          2005   1.000           0.984                    --
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   0.919           0.947                    --
                                                                          2009   0.591           0.919                    --
                                                                          2008   1.134           0.591                    --
                                                                          2007   1.024           1.134                    --
                                                                          2006   1.048           1.024                    --
                                                                          2005   1.000           1.048                    --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.366           1.267                    --
                                                                          2007   1.122           1.366                    --
                                                                          2006   1.086           1.122                    --
                                                                          2005   1.000           1.086                    --
 DWSII Global Thematic Subaccount (Class B) (8/03)....................... 2012   0.990           1.137                    --
                                                                          2011   1.192           0.990                    --
                                                                          2010   1.082           1.192                    --
                                                                          2009   0.776           1.082                    --
                                                                          2008   1.531           0.776                    --
                                                                          2007   1.487           1.531                    --
                                                                          2006   1.179           1.487                    --
                                                                          2005   1.000           1.179                    --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2012   1.179           1.175                    --
                                                                          2011   1.130           1.179                    --
                                                                          2010   1.094           1.130                    --
                                                                          2009   1.044           1.094                    --
                                                                          2008   1.027           1.044                    --
                                                                          2007   1.000           1.027                    --
                                                                          2006   0.991           1.000                    --
                                                                          2005   1.000           0.991                    --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................. 2012   1.221           1.384                90,386
                                                                          2011   1.226           1.221                90,386
                                                                          2010   1.088           1.226                96,603
                                                                          2009   0.763           1.088                    --
                                                                          2008   1.029           0.763                    --
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)................ 2012   0.988           1.095                    --
                                                                          2011   1.033           0.988                    --
                                                                          2010   0.935           1.033                    --
                                                                          2009   0.784           0.935                    --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................. 2012   0.979           1.102                    --
                                                                          2011   1.047           0.979                    --
                                                                          2010   0.932           1.047                    --
                                                                          2009   0.763           0.932                    --
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)................ 2012   1.048           1.146                    --
                                                                          2011   1.079           1.048                    --
                                                                          2010   0.987           1.079                    --
                                                                          2009   0.840           0.987                    --

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2012   1.387           1.607           --
                                                                          2011   1.748           1.387           --
                                                                          2010   1.449           1.748           --
                                                                          2009   0.880           1.449           --
                                                                          2008   2.028           0.880           --
                                                                          2007   1.622           2.028           --
 MIST MFS(R) Research International Subaccount (Class B) (4/08).......... 2012   1.024           1.162           --
                                                                          2011   1.179           1.024           --
                                                                          2010   1.088           1.179           --
                                                                          2009   0.850           1.088           --
                                                                          2008   1.469           0.850           --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)............................ 2012   0.961           0.984           --
                                                                          2011   1.043           0.961           --
                                                                          2010   0.872           1.043           --
                                                                          2009   0.656           0.872           --
                                                                          2008   1.046           0.656           --
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2012   1.294           1.402           --
                                                                          2011   1.285           1.294           --
                                                                          2010   1.179           1.285           --
                                                                          2009   0.913           1.179           --
                                                                          2008   1.063           0.913           --
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2012   0.989           1.082           --
                                                                          2011   1.130           0.989           --
                                                                          2010   0.966           1.130           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2012   0.821           0.942           --
                                                                          2011   0.879           0.821           --
                                                                          2010   0.772           0.879           --
                                                                          2009   0.671           0.772           --
                                                                          2008   1.017           0.671           --
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2012   1.214           1.343           --
                                                                          2011   1.269           1.214           --
                                                                          2010   1.022           1.269           --
                                                                          2009   0.722           1.022           --
                                                                          2008   1.175           0.722           --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2012   1.090           1.124           --
                                                                          2011   1.211           1.090           --
                                                                          2010   0.979           1.211           --
                                                                          2009   0.684           0.979           --
                                                                          2008   1.262           0.684           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2012   1.047           1.093           --
                                                                          2011   1.013           1.047           --
                                                                          2010   0.963           1.013           --
                                                                          2009   0.907           0.963           --
                                                                          2008   0.966           0.907           --
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2012   1.007           1.098           --
                                                                          2011   0.999           1.007           --
                                                                          2010   0.940           0.999           --
                                                                          2009   0.825           0.940           --
                                                                          2008   1.061           0.825           --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2012   0.823           0.913           --
                                                                          2011   0.829           0.823           --
                                                                          2010   0.782           0.829           --
                                                                          2009   0.724           0.782           --
                                                                          2008   1.071           0.724           --
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2012   1.155           1.124           --
                                                                          2011   1.187           1.155           --
                                                                          2010   1.221           1.187           --
                                                                          2009   1.251           1.221           --
                                                                          2008   1.256           1.251           --
 MSF Davis Venture Value Subaccount (Class B) (4/08)..................... 2012   0.903           0.990           --
                                                                          2011   0.970           0.903           --
                                                                          2010   0.892           0.970           --
                                                                          2009   0.697           0.892           --
                                                                          2008   1.140           0.697           --
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2012   0.865           0.972           --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                        2011   0.950           0.865                     --
                                                                        2010   0.854           0.950                     --
                                                                        2009   0.723           0.854                     --
                                                                        2008   1.122           0.723                     --
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2012   0.945           1.061                     --
                                                                        2011   0.955           0.945                     --
                                                                        2010   0.858           0.955                     --
                                                                        2009   0.700           0.858                     --
                                                                        2008   1.086           0.700                     --
 MSF MFS(R) Total Return Subaccount (Class B) (4/06)................... 2012   0.994           1.076                103,998
                                                                        2011   1.000           0.994                104,005
                                                                        2010   0.936           1.000                110,565
                                                                        2009   0.813           0.936                110,574
                                                                        2008   1.077           0.813                110,583
                                                                        2007   1.063           1.077                110,592
                                                                        2006   1.003           1.063                     --
 MSF MFS(R) Value Subaccount (Class E) (4/08).......................... 2012   1.020           1.155                     --
                                                                        2011   1.040           1.020                     --
                                                                        2010   0.961           1.040                     --
                                                                        2009   0.819           0.961                     --
                                                                        2008   1.183           0.819                     --
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.016           1.198                     --
                                                                        2011   1.141           1.016                     --
                                                                        2010   1.063           1.141                     --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   0.964           1.113                     --
                                                                        2011   1.004           0.964                     --
                                                                        2010   0.884           1.004                     --
                                                                        2009   0.635           0.884                     --
                                                                        2008   1.050           0.635                     --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.076           1.213                     --
                                                                        2011   1.090           1.076                     --
                                                                        2010   0.832           1.090                     --
                                                                        2009   0.617           0.832                     --
                                                                        2008   0.946           0.617                     --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio was merged with and into Credit Suisse Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP - Class B was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP - Class B was merged into DWS Variable Series I-DWS Capital Growth VIP - Class B and is no longer available as a funding option.


Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------




               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed:



             FORMER NAME                        NEW NAME
------------------------------------- ----------------------------
DWS VARIABLE SERIES II                DWS VARIABLE SERIES II
 DWS Dreman Small Mid Cap Value VIP    DWS Small Mid Cap Value VIP
 DWS Global Thematic VIP               DWS Global Growth VIP
MET INVESTORS SERIES TRUST            MET INVESTORS SERIES TRUST
 Lazard Mid Cap Portfolio              MLA Mid Cap Portfolio



UNDERLYING FUND MERGERS
The following former Underlying Funds merged with and into the new Underlying
Funds:



     FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
-------------------------------------- ----------------------------------------------
MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
 MLA Mid Cap Portfolio                  Neuberger Berman Genesis Portfolio
 RCM Technology Portfolio               T. Rowe Price Large Cap Growth Portfolio
 Turner Mid Cap Growth Portfolio        Frontier Mid Cap Growth Portfolio
METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
 FI Value Leaders Portfolio             MFS(R) Value Portfolio
METROPOLITAN SERIES FUND               MET INVESTORS SERIES TRUST
 Oppenheimer Global Equity Portfolio    Oppenheimer Global Equity Portfolio (formerly
                                        Met/Templeton Growth Portfolio)



SHARE CLASS EXCHANGE



          FORMER UNDERLYING FUND/SHARE CLASS                    NEW UNDERLYING FUND/SHARE CLASS
----------------------------------------------------- ---------------------------------------------------
METROPOLITAN SERIES FUND                              METROPOLITAN SERIES FUND
 T. Rowe Price Large Cap Growth Portfolio - Class B    T. Rowe Price Large Cap Growth Portfolio - Class E

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 29, 2013 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


MIC-Book-70-71-75

                            PIONEER ANNUISTAR PLUS
                           PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED


                                 APRIL 29, 2013


                                      FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the Individual Variable

Annuity Contract Prospectus may be obtained by writing to MetLife Insurance

Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines,

IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.
   ------------------


























                                                               MIC-Book-70-71-75

                              TABLE OF CONTENTS


                                                                    PAGE
                                                                   -----
THE INSURANCE COMPANY.............................................    2
PRINCIPAL UNDERWRITER.............................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.................    2
VALUATION OF ASSETS...............................................    3
FEDERAL TAX CONSIDERATIONS........................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................    7
CONDENSED FINANCIAL INFORMATION --Pioneer AnnuiStar Plus..........    8
CONDENSED FINANCIAL INFORMATION --Portfolio Architect Plus........  169
CONDENSED FINANCIAL INFORMATION --Scudder Advocate Reward.........  438
FINANCIAL STATEMENTS..............................................    1

                             THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------


              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2012........$35,916,770                     $0
 2011........$39,198,439                     $0
 2010........$41,407,559                     $0

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE.-The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE.-The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same

7-day period, determined on an unadjusted basis (which does not deduct

Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS


Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March-1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August-14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section-1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.


In order to be treated as an annuity contract for federal income tax purposes, Section-72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section-72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 for 2013, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age-50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $51,000 for 2013 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $12,000 in 2013 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

Section-408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5-years, and the distribution is made after age 591/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1)-before age-591/2 (subject to certain exceptions) or
(2)-during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS


Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2013 is $51,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $17,500 in 2013. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.

SECTION-403(B) PLANS


Under Code section-403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section-403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section-403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($17,500 in 2013).


Code section-403(b)(11) restricts this distribution under Code section-403(b) annuity contracts of: (1)-elective contributions made in years beginning after December-31, 1998; (2)-earnings on those contributions; and (3)-earnings in such years on amounts held as of the close of the last year beginning before January-1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age-591/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS
   SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                       CONDENSED FINANCIAL INFORMATION --
                             Pioneer AnnuiStar Plus
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.424           1.518                      --
                                                                     2006   1.366           1.424                 787,253
                                                                     2005   1.280           1.366                 807,056
                                                                     2004   1.224           1.280                 612,238
                                                                     2003   1.000           1.224                 105,411
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.716           1.695                      --
                                                                     2007   1.597           1.716                 553,782
                                                                     2006   1.464           1.597                 542,246
                                                                     2005   1.388           1.464                 876,160
                                                                     2004   1.243           1.388                 644,715
                                                                     2003   1.000           1.243                 139,942
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.518           1.670               1,339,737
                                                                     2011   1.456           1.518               1,487,186
                                                                     2010   1.228           1.456               1,607,970
                                                                     2009   1.064           1.228               1,803,458
                                                                     2008   1.485           1.064               2,060,106
                                                                     2007   1.552           1.485               2,143,724
                                                                     2006   1.348           1.552               2,301,091
                                                                     2005   1.325           1.348               2,262,980
                                                                     2004   1.215           1.325               1,814,737
                                                                     2003   1.000           1.215                 265,631
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)................................................... 2012   1.649           1.797                 622,737
                                                                     2011   1.762           1.649                 529,110
                                                                     2010   1.404           1.762                 640,878
                                                                     2009   0.995           1.404                 931,058
                                                                     2008   1.760           0.995                 712,714
                                                                     2007   1.609           1.760               1,012,918
                                                                     2006   1.506           1.609                 704,307
                                                                     2005   1.462           1.506                 726,758
                                                                     2004   1.334           1.462                 588,175
                                                                     2003   1.000           1.334                  47,466

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.691           1.966                 765,025
                                                                         2011   1.925           1.691                 840,062
                                                                         2010   1.806           1.925                 947,057
                                                                         2009   1.340           1.806               1,095,082
                                                                         2008   2.287           1.340               1,288,407
                                                                         2007   2.015           2.287               1,434,778
                                                                         2006   1.687           2.015               1,459,522
                                                                         2005   1.558           1.687               1,527,265
                                                                         2004   1.337           1.558                 940,538
                                                                         2003   1.000           1.337                 182,570
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.476           1.719                 951,857
                                                                         2011   1.469           1.476                 930,740
                                                                         2010   1.198           1.469                 926,504
                                                                         2009   0.908           1.198                 977,548
                                                                         2008   1.555           0.908               1,155,285
                                                                         2007   1.616           1.555               1,321,138
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.226           1.375                 383,733
                                                                         2011   1.158           1.226                 376,513
                                                                         2010   1.050           1.158                 392,605
                                                                         2009   0.871           1.050                 504,588
                                                                         2008   1.362           0.871                 481,115
                                                                         2007   1.358           1.362                 804,088
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   1.382           1.562                 267,392
                                                                         2011   1.498           1.382                 588,539
                                                                         2010   1.307           1.498                 311,817
                                                                         2009   1.028           1.307                 347,212
                                                                         2008   1.648           1.028                 340,472
                                                                         2007   1.722           1.648                 347,575
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)............................ 2007   1.200           1.257                      --
                                                                         2006   1.035           1.200                  27,416
                                                                         2005   0.977           1.035                   2,641
 LMPVPI Total Return Subaccount (Class II) (6/03)....................... 2007   1.327           1.364                      --
                                                                         2006   1.202           1.327                 665,070
                                                                         2005   1.188           1.202                 601,352
                                                                         2004   1.114           1.188                 503,393
                                                                         2003   1.000           1.114                  84,268

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.576
                                                                               2006   1.447
                                                                               2005   1.343
                                                                               2004   1.255
                                                                               2003   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2012   1.601
                                                                               2011   1.591
                                                                               2010   1.506
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.880
                                                                               2008   1.563
                                                                               2007   1.499
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.628
                                                                               2011   1.855
                                                                               2010   1.693
                                                                               2009   1.309
                                                                               2008   2.310
                                                                               2007   2.201
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   1.030
                                                                               2011   1.106
                                                                               2010   0.915
                                                                               2009   0.681
                                                                               2008   1.079
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 2012   0.886
                                                                               2011   0.914
                                                                               2010   0.850
                                                                               2009   0.601
                                                                               2008   1.132
                                                                               2007   1.007
                                                                               2006   0.994
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2012   1.471
                                                                               2011   1.479
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2012   1.371
                                                                               2011   1.559



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.630                      --
                                                                               1.576               1,288,670
                                                                               1.447               1,345,775
                                                                               1.343               1,028,360
                                                                               1.255                 454,608
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 1.834               2,645,733
                                                                               1.601               3,349,072
                                                                               1.591               4,637,994
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.836                      --
                                                                               0.880                 640,456
                                                                               1.563                 727,992
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.868                 783,632
                                                                               1.628                 946,241
                                                                               1.855                 995,566
                                                                               1.693               1,210,101
                                                                               1.309               1,266,452
                                                                               2.310                  67,205
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.066               1,035,971
                                                                               1.030               1,552,496
                                                                               1.106               1,164,583
                                                                               0.915               1,410,554
                                                                               0.681               1,654,478
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 0.996                      --
                                                                               0.886               1,142,295
                                                                               0.914               1,867,475
                                                                               0.850               1,990,724
                                                                               0.601               1,893,499
                                                                               1.132               2,200,804
                                                                               1.007               1,749,738
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 1.580               3,622,366
                                                                               1.471               3,608,642
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 1.487                 981,367
                                                                               1.371               1,092,693

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).......... 2012   1.474           1.614               3,344,425
                                                                     2011   1.449           1.474               3,488,992
                                                                     2010   1.315           1.449               3,975,737
                                                                     2009   1.076           1.315               3,529,247
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)............................................................. 2012   1.135           1.274                 692,898
                                                                     2011   1.270           1.135                 546,870
                                                                     2010   1.080           1.270                 612,051
                                                                     2009   0.859           1.080                 642,109
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............. 2012   1.025           1.008               3,666,525
                                                                     2011   1.043           1.025               5,482,238
                                                                     2010   1.060           1.043               5,587,121
                                                                     2009   1.074           1.060               6,098,592
                                                                     2008   1.062           1.074               6,523,177
                                                                     2007   1.028           1.062               3,332,432
                                                                     2006   1.006           1.028               3,222,885
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                  2012   0.990           0.953               1,089,199
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).......... 2012   1.055           1.154                 990,558
                                                                     2011   1.050           1.055                 658,086
                                                                     2010   0.973           1.050                 744,405
                                                                     2009   0.837           0.973                 854,064
                                                                     2008   1.096           0.837                 849,720
                                                                     2007   1.116           1.096                 712,498
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.906           1.079                 966,316
                                                                     2011   1.006           0.906               1,385,545
                                                                     2010   0.882           1.006               1,039,092
                                                                     2009   0.642           0.882               1,132,132
                                                                     2008   1.098           0.642               1,117,678
                                                                     2007   1.051           1.098               1,054,554
                                                                     2006   0.996           1.051               1,062,073
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   0.998           1.006                      --
                                                                     2005   0.987           0.998               3,371,576
                                                                     2004   0.993           0.987               2,175,883
                                                                     2003   1.000           0.993               1,310,823

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.331           1.391                      --
                                                                     2005   1.291           1.331               1,202,517
                                                                     2004   1.232           1.291                 977,079
                                                                     2003   1.000           1.232                 129,937
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.850           2.014                      --
                                                                     2005   1.650           1.850                 462,868
                                                                     2004   1.412           1.650                 357,618
                                                                     2003   1.000           1.412                  74,860
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   1.022           1.060                      --
                                                                     2006   1.008           1.022               1,632,476
                                                                     2005   1.008           1.008               2,246,854
                                                                     2004   0.995           1.008               1,261,234
                                                                     2003   1.000           0.995                 205,748
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.995           1.118                      --
                                                                     2005   1.000           0.995                  30,660
                                                                     2004   1.025           1.000                  31,257
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.163           1.236                      --
                                                                     2005   1.140           1.163                 753,340
                                                                     2004   1.109           1.140                 536,437
                                                                     2003   1.000           1.109                  63,211
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.314           1.342                      --
                                                                     2010   1.226           1.314               2,223,383
                                                                     2009   1.063           1.226               2,349,989
                                                                     2008   1.091           1.063               2,636,593
                                                                     2007   1.079           1.091               1,686,339
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.247           1.372                      --
                                                                     2006   1.064           1.247                     237
                                                                     2005   0.978           1.064                   3,262
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.579           2.004                      --
                                                                     2005   1.490           1.579                 103,994
                                                                     2004   1.282           1.490                  35,157
                                                                     2003   1.000           1.282                  15,086

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Fund VCT Subaccount (Class II) (6/03)..................... 2011   1.462           1.563                      --
                                                                    2010   1.285           1.462               1,541,083
                                                                    2009   1.046           1.285               1,591,645
                                                                    2008   1.622           1.046               2,383,927
                                                                    2007   1.574           1.622               2,436,268
                                                                    2006   1.376           1.574               2,099,244
                                                                    2005   1.321           1.376               1,699,179
                                                                    2004   1.211           1.321               1,430,389
                                                                    2003   1.000           1.211                 359,649
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)........ 2012   1.003           1.091                 679,705
                                                                    2011   1.059           1.003                 708,463
                                                                    2010   0.986           1.059               1,032,157
                                                                    2009   0.867           0.986               1,121,183
                                                                    2008   1.307           0.867               1,130,419
                                                                    2007   1.249           1.307               1,336,345
                                                                    2006   1.085           1.249               1,114,381
                                                                    2005   0.986           1.085                 204,925
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)........ 2009   0.742           0.740                      --
                                                                    2008   1.149           0.742                 675,547
                                                                    2007   1.145           1.149                 799,868
                                                                    2006   1.039           1.145                 770,924
                                                                    2005   0.996           1.039                 424,905
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............... 2010   1.341           1.437                      --
                                                                    2009   0.852           1.341               3,645,973
                                                                    2008   1.347           0.852               3,496,517
                                                                    2007   1.298           1.347               4,157,348
                                                                    2006   1.220           1.298               5,501,224
                                                                    2005   1.220           1.220               5,408,568
                                                                    2004   1.151           1.220               3,872,083
                                                                    2003   1.000           1.151               1,442,853
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05)............................................................ 2009   0.746           0.714                      --
                                                                    2008   1.261           0.746                 992,279
                                                                    2007   1.219           1.261                 926,953
                                                                    2006   1.084           1.219                 624,147
                                                                    2005   1.003           1.084                  24,646

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.694           0.730                     --
                                                                      2008   1.384           0.694                293,642
                                                                      2007   1.311           1.384                409,758
                                                                      2006   1.223           1.311                256,124
                                                                      2005   1.205           1.223                399,679
                                                                      2004   1.153           1.205                451,588
                                                                      2003   1.000           1.153                207,501
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   1.229           1.123                     --
                                                                      2008   2.280           1.229                361,746
                                                                      2007   2.048           2.280                822,295
                                                                      2006   1.699           2.048                875,229
                                                                      2005   1.500           1.699                238,550
                                                                      2004   1.288           1.500                147,231
                                                                      2003   1.000           1.288                 15,484
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2009   0.758           0.780                     --
                                                                      2008   1.250           0.758                973,513
                                                                      2007   1.176           1.250                615,178
                                                                      2006   1.164           1.176                547,763
                                                                      2005   1.094           1.164                453,749
                                                                      2004   1.028           1.094                163,222
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2007   1.169           1.381                     --
                                                                      2006   1.103           1.169                112,696
                                                                      2005   1.072           1.103                305,991
                                                                      2004   1.061           1.072                290,662
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)............ 2009   1.086           1.036                     --
                                                                      2008   1.784           1.086                660,933
                                                                      2007   1.955           1.784                781,263
                                                                      2006   1.743           1.955                800,811
                                                                      2005   1.595           1.743                822,610
                                                                      2004   1.353           1.595                646,985
                                                                      2003   1.000           1.353                302,247
 Pioneer Small Company VCT Subaccount (Class II) (6/03).............. 2006   1.428           1.516                     --
                                                                      2005   1.429           1.428                 88,448
                                                                      2004   1.284           1.429                 64,728
                                                                      2003   1.000           1.284                 14,393

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   1.122           1.186                      --
                                                                   2008   1.292           1.122               2,920,242
                                                                   2007   1.238           1.292               3,475,479
                                                                   2006   1.185           1.238               3,169,392
                                                                   2005   1.176           1.185               2,665,659
                                                                   2004   1.088           1.176               1,486,400
                                                                   2003   1.000           1.088                 351,519
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.518           1.518                      --
                                                                   2006   1.342           1.518                 361,418
                                                                   2005   1.304           1.342                 406,893
                                                                   2004   1.190           1.304                 226,750
                                                                   2003   1.000           1.190                   7,885
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   2.660           2.919                 359,481
                                                                   2011   3.541           2.660                 369,502
                                                                   2010   3.116           3.541                 423,735
                                                                   2009   1.821           3.116                 652,839
                                                                   2008   4.443           1.821                 675,821
                                                                   2007   3.173           4.443                 717,561
                                                                   2006   2.381           3.173                 508,661
                                                                   2005   1.760           2.381                 575,549
                                                                   2004   1.509           1.760                 267,349
                                                                   2003   1.000           1.509                  79,215
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........... 2012   1.577           1.705               1,615,026
                                                                   2011   1.517           1.577               1,766,801
                                                                   2010   1.294           1.517               2,265,325
                                                                   2009   1.156           1.294               1,866,028
                                                                   2008   1.691           1.156               2,352,893
                                                                   2007   1.711           1.691               2,284,303
                                                                   2006   1.425           1.711               2,301,665
                                                                   2005   1.373           1.425               1,564,052
                                                                   2004   1.204           1.373               1,181,065
                                                                   2003   1.000           1.204                 299,031
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................... 2012   1.094           1.203               7,016,789
                                                                   2011   1.150           1.094               7,129,442
                                                                   2010   1.020           1.150               7,392,952
                                                                   2009   0.782           1.020              10,001,591
                                                                   2008   1.225           0.782               9,454,379
                                                                   2007   1.178           1.225               9,482,749
                                                                   2006   1.064           1.178               8,057,740
                                                                   2005   0.983           1.064                 774,132

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)............................................................. 2012   1.119           1.227               2,367,909
                                                                     2011   1.162           1.119               2,436,653
                                                                     2010   1.037           1.162               2,815,655
                                                                     2009   0.803           1.037               3,514,179
                                                                     2008   1.185           0.803               3,257,139
                                                                     2007   1.141           1.185               5,095,126
                                                                     2006   1.049           1.141               3,302,385
                                                                     2005   0.992           1.049                 485,158
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2012   1.648           1.795                 864,966
                                                                     2011   1.780           1.648                 878,393
                                                                     2010   1.536           1.780               1,320,447
                                                                     2009   1.247           1.536               1,411,722
                                                                     2008   1.915           1.247               1,617,083
                                                                     2007   1.849           1.915               1,809,615
                                                                     2006   1.675           1.849               1,762,922
                                                                     2005   1.583           1.675               1,589,232
                                                                     2004   1.322           1.583               1,276,978
                                                                     2003   1.000           1.322                 379,513
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   2.160           2.465                 546,417
                                                                     2011   2.002           2.160                 606,176
                                                                     2010   1.584           2.002               1,040,392
                                                                     2009   1.225           1.584                 773,641
                                                                     2008   2.021           1.225               1,196,569
                                                                     2007   2.541           2.021                 951,568
                                                                     2006   1.894           2.541               1,380,663
                                                                     2005   1.677           1.894               1,203,780
                                                                     2004   1.260           1.677                 993,392
                                                                     2003   1.000           1.260                 132,684



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.422           1.515                    --
                                                                     2006   1.364           1.422                18,207
                                                                     2005   1.278           1.364                23,303
                                                                     2004   1.224           1.278                25,524
                                                                     2003   1.000           1.224                    --

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)............. 2008   1.712           1.691                    --
                                                                         2007   1.594           1.712                33,304
                                                                         2006   1.462           1.594                50,642
                                                                         2005   1.387           1.462                53,828
                                                                         2004   1.243           1.387                57,583
                                                                         2003   1.000           1.243                    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)................................................................. 2012   1.511           1.662                29,824
                                                                         2011   1.450           1.511                31,062
                                                                         2010   1.224           1.450                18,341
                                                                         2009   1.061           1.224                20,642
                                                                         2008   1.481           1.061                27,260
                                                                         2007   1.549           1.481                59,809
                                                                         2006   1.346           1.549                69,139
                                                                         2005   1.324           1.346                39,878
                                                                         2004   1.214           1.324                38,579
                                                                         2003   1.000           1.214                    --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.641           1.788                 9,033
                                                                         2011   1.755           1.641                11,746
                                                                         2010   1.400           1.755                27,201
                                                                         2009   0.992           1.400                31,064
                                                                         2008   1.756           0.992                33,690
                                                                         2007   1.606           1.756                49,207
                                                                         2006   1.504           1.606                52,914
                                                                         2005   1.460           1.504                53,958
                                                                         2004   1.333           1.460                56,976
                                                                         2003   1.000           1.333                    --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.684           1.956                    --
                                                                         2011   1.917           1.684                   984
                                                                         2010   1.800           1.917                   987
                                                                         2009   1.336           1.800                 1,510
                                                                         2008   2.281           1.336                 9,765
                                                                         2007   2.011           2.281                27,581
                                                                         2006   1.685           2.011                40,952
                                                                         2005   1.556           1.685                36,787
                                                                         2004   1.336           1.556                42,048
                                                                         2003   1.000           1.336                    --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07).............................................. 2012   1.469           1.710                 4,678
                                                                 2011   1.464           1.469                 5,957
                                                                 2010   1.194           1.464                 6,187
                                                                 2009   0.906           1.194                 6,165
                                                                 2008   1.551           0.906                13,135
                                                                 2007   1.612           1.551                 8,094
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07).............................................. 2012   1.221           1.368                 5,848
                                                                 2011   1.153           1.221                 5,864
                                                                 2010   1.047           1.153                 5,882
                                                                 2009   0.869           1.047                 5,902
                                                                 2008   1.359           0.869                 7,477
                                                                 2007   1.356           1.359                52,008
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07).................................... 2012   1.376           1.554                 4,141
                                                                 2011   1.492           1.376                 6,035
                                                                 2010   1.302           1.492                 9,080
                                                                 2009   1.025           1.302                13,063
                                                                 2008   1.644           1.025                 3,191
                                                                 2007   1.718           1.644                 3,196
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................... 2007   1.199           1.256                    --
                                                                 2006   1.035           1.199                    --
                                                                 2005   0.976           1.035                    --
 LMPVPI Total Return Subaccount (Class II) (6/03)............... 2007   1.325           1.361                    --
                                                                 2006   1.201           1.325                53,215
                                                                 2005   1.187           1.201                27,010
                                                                 2004   1.113           1.187                33,077
                                                                 2003   1.000           1.113                 6,338
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)......... 2007   1.573           1.627                    --
                                                                 2006   1.445           1.573                 7,605
                                                                 2005   1.341           1.445                 7,530
                                                                 2004   1.255           1.341                 6,964
                                                                 2003   1.000           1.255                    --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *........ 2012   1.594           1.825                 6,767
                                                                 2011   1.585           1.594                42,847
                                                                 2010   1.501           1.585                55,333

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.878
                                                                               2008   1.560
                                                                               2007   1.496
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.621
                                                                               2011   1.847
                                                                               2010   1.687
                                                                               2009   1.305
                                                                               2008   2.305
                                                                               2007   2.197
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   1.026
                                                                               2011   1.103
                                                                               2010   0.913
                                                                               2009   0.680
                                                                               2008   1.077
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 2012   0.884
                                                                               2011   0.912
                                                                               2010   0.848
                                                                               2009   0.601
                                                                               2008   1.131
                                                                               2007   1.007
                                                                               2006   0.994
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2012   1.464
                                                                               2011   1.473
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2012   1.365
                                                                               2011   1.553
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2012   1.467
                                                                               2011   1.443
                                                                               2010   1.311
                                                                               2009   1.073
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)....................................................................... 2012   1.130
                                                                               2011   1.265
                                                                               2010   1.076
                                                                               2009   0.857



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.833                     --
                                                                               0.878                  7,544
                                                                               1.560                 11,730
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.859                  2,766
                                                                               1.621                 34,707
                                                                               1.847                 36,846
                                                                               1.687                 34,464
                                                                               1.305                 34,716
                                                                               2.305                     --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.062                 24,430
                                                                               1.026                 71,521
                                                                               1.103                 53,698
                                                                               0.913                 55,873
                                                                               0.680                 70,366
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 0.993                     --
                                                                               0.884                 21,859
                                                                               0.912                 21,838
                                                                               0.848                 28,698
                                                                               0.601                 42,720
                                                                               1.131                102,727
                                                                               1.007                125,771
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 1.572                 41,367
                                                                               1.464                 42,041
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 1.480                 54,885
                                                                               1.365                 61,717
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 1.607                103,366
                                                                               1.467                106,753
                                                                               1.443                178,038
                                                                               1.311                180,500
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)....................................................................... 1.268                     --
                                                                               1.130                  1,102
                                                                               1.265                  1,105
                                                                               1.076                  1,538

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............. 2012   1.020           1.003                 29,001
                                                                     2011   1.038           1.020                 30,614
                                                                     2010   1.057           1.038                 33,546
                                                                     2009   1.071           1.057                 27,446
                                                                     2008   1.059           1.071                 21,460
                                                                     2007   1.026           1.059                100,284
                                                                     2006   1.005           1.026                 83,497
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                  2012   0.990           0.950                 21,169
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).......... 2012   1.052           1.150                 14,363
                                                                     2011   1.048           1.052                 14,681
                                                                     2010   0.971           1.048                 14,956
                                                                     2009   0.835           0.971                 36,117
                                                                     2008   1.095           0.835                 21,253
                                                                     2007   1.115           1.095                  9,667
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.903           1.075                 31,670
                                                                     2011   1.003           0.903                 31,119
                                                                     2010   0.881           1.003                 65,345
                                                                     2009   0.641           0.881                 73,125
                                                                     2008   1.098           0.641                 51,946
                                                                     2007   1.051           1.098                 78,291
                                                                     2006   0.996           1.051                 98,374
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   0.996           1.005                     --
                                                                     2005   0.986           0.996                  2,843
                                                                     2004   0.993           0.986                 29,727
                                                                     2003   1.000           0.993                     --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.329           1.389                     --
                                                                     2005   1.290           1.329                 60,268
                                                                     2004   1.231           1.290                 55,217
                                                                     2003   1.000           1.231                     --
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.848           2.010                     --
                                                                     2005   1.649           1.848                 51,328
                                                                     2004   1.411           1.649                 51,797
                                                                     2003   1.000           1.411                     --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   1.020           1.058                     --
                                                                     2006   1.007           1.020                 11,563
                                                                     2005   1.007           1.007                118,724
                                                                     2004   0.994           1.007                122,795
                                                                     2003   1.000           0.994                     --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.994           1.117                     --
                                                                     2005   1.000           0.994                 15,081
                                                                     2004   1.025           1.000                 14,456
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.161           1.234                     --
                                                                     2005   1.139           1.161                 27,647
                                                                     2004   1.109           1.139                 27,650
                                                                     2003   1.000           1.109                     --
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.311           1.340                     --
                                                                     2010   1.225           1.311                 20,800
                                                                     2009   1.063           1.225                 34,898
                                                                     2008   1.091           1.063                 10,384
                                                                     2007   1.079           1.091                  4,305
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.246           1.370                     --
                                                                     2006   1.063           1.246                    690
                                                                     2005   0.978           1.063                    725
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.577           2.000                     --
                                                                     2005   1.488           1.577                 46,500
                                                                     2004   1.281           1.488                 48,358
                                                                     2003   1.000           1.281                     --
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.456           1.556                     --
                                                                     2010   1.281           1.456                 94,319
                                                                     2009   1.043           1.281                104,214
                                                                     2008   1.618           1.043                174,721
                                                                     2007   1.571           1.618                249,920
                                                                     2006   1.374           1.571                277,949
                                                                     2005   1.320           1.374                278,498
                                                                     2004   1.211           1.320                316,944
                                                                     2003   1.000           1.211                 19,153

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05).......... 2012   1.000           1.086                    793
                                                                      2011   1.056           1.000                    933
                                                                      2010   0.984           1.056                    922
                                                                      2009   0.865           0.984                 22,442
                                                                      2008   1.305           0.865                  1,353
                                                                      2007   1.248           1.305                  1,359
                                                                      2006   1.084           1.248                  1,396
                                                                      2005   0.986           1.084                  1,428
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).......... 2009   0.741           0.739                     --
                                                                      2008   1.148           0.741                 24,093
                                                                      2007   1.144           1.148                    740
                                                                      2006   1.039           1.144                    759
                                                                      2005   0.996           1.039                    750
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.337           1.432                     --
                                                                      2009   0.850           1.337                 19,357
                                                                      2008   1.344           0.850                 23,949
                                                                      2007   1.295           1.344                 80,858
                                                                      2006   1.218           1.295                 91,419
                                                                      2005   1.219           1.218                 34,355
                                                                      2004   1.151           1.219                 36,953
                                                                      2003   1.000           1.151                     --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.745           0.712                     --
                                                                      2008   1.259           0.745                179,685
                                                                      2007   1.218           1.259                179,721
                                                                      2006   1.083           1.218                 95,854
                                                                      2005   1.003           1.083                     --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.692           0.728                     --
                                                                      2008   1.381           0.692                 27,780
                                                                      2007   1.308           1.381                 44,355
                                                                      2006   1.221           1.308                 45,692
                                                                      2005   1.204           1.221                 54,628
                                                                      2004   1.152           1.204                 52,133
                                                                      2003   1.000           1.152                     --
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   1.226           1.120                     --
                                                                      2008   2.274           1.226                 45,621
                                                                      2007   2.044           2.274                 61,688
                                                                      2006   1.697           2.044                 63,076
                                                                      2005   1.499           1.697                     --
                                                                      2004   1.288           1.499                     --
                                                                      2003   1.000           1.288                     --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04)........................................................... 2009   0.756           0.778                     --
                                                                   2008   1.248           0.756                 30,381
                                                                   2007   1.174           1.248                 30,248
                                                                   2006   1.163           1.174                 29,887
                                                                   2005   1.094           1.163                  1,192
                                                                   2004   1.028           1.094                     --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04)........................................................... 2007   1.168           1.378                     --
                                                                   2006   1.102           1.168                 13,880
                                                                   2005   1.072           1.102                     --
                                                                   2004   1.061           1.072                     --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   1.083           1.032                     --
                                                                   2008   1.780           1.083                 48,013
                                                                   2007   1.952           1.780                 63,726
                                                                   2006   1.740           1.952                 77,871
                                                                   2005   1.594           1.740                 47,391
                                                                   2004   1.353           1.594                 50,819
                                                                   2003   1.000           1.353                  8,633
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.426           1.514                     --
                                                                   2005   1.428           1.426                 24,396
                                                                   2004   1.283           1.428                 27,133
                                                                   2003   1.000           1.283                     --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   1.118           1.182                     --
                                                                   2008   1.289           1.118                167,014
                                                                   2007   1.236           1.289                 96,345
                                                                   2006   1.184           1.236                109,892
                                                                   2005   1.175           1.184                 96,801
                                                                   2004   1.088           1.175                 80,358
                                                                   2003   1.000           1.088                     --
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.515           1.514                     --
                                                                   2006   1.340           1.515                 10,820
                                                                   2005   1.303           1.340                 11,860
                                                                   2004   1.190           1.303                 14,367
                                                                   2003   1.000           1.190                  5,983

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   2.648           2.905                 14,679
                                                                   2011   3.528           2.648                 14,489
                                                                   2010   3.105           3.528                 16,802
                                                                   2009   1.816           3.105                 16,579
                                                                   2008   4.432           1.816                 17,082
                                                                   2007   3.167           4.432                 42,086
                                                                   2006   2.378           3.167                 46,947
                                                                   2005   1.759           2.378                 36,145
                                                                   2004   1.508           1.759                 30,854
                                                                   2003   1.000           1.508                     --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........... 2012   1.570           1.697                 35,412
                                                                   2011   1.511           1.570                 38,018
                                                                   2010   1.290           1.511                 28,258
                                                                   2009   1.152           1.290                 35,075
                                                                   2008   1.687           1.152                 69,232
                                                                   2007   1.707           1.687                154,357
                                                                   2006   1.423           1.707                160,395
                                                                   2005   1.372           1.423                141,886
                                                                   2004   1.203           1.372                137,696
                                                                   2003   1.000           1.203                     --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................... 2012   1.090           1.199                179,221
                                                                   2011   1.147           1.090                179,290
                                                                   2010   1.017           1.147                179,402
                                                                   2009   0.780           1.017                179,521
                                                                   2008   1.223           0.780                  9,358
                                                                   2007   1.177           1.223                 36,786
                                                                   2006   1.063           1.177                 36,852
                                                                   2005   0.983           1.063                 36,916
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................... 2012   1.115           1.222                229,620
                                                                   2011   1.159           1.115                230,500
                                                                   2010   1.035           1.159                238,696
                                                                   2009   0.801           1.035                232,341
                                                                   2008   1.184           0.801                197,971
                                                                   2007   1.140           1.184                202,041
                                                                   2006   1.049           1.140                209,284
                                                                   2005   0.992           1.049                     --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2012   1.641           1.787                 28,375
                                                                     2011   1.773           1.641                 30,388
                                                                     2010   1.531           1.773                 43,003
                                                                     2009   1.244           1.531                 48,998
                                                                     2008   1.911           1.244                 92,836
                                                                     2007   1.846           1.911                129,769
                                                                     2006   1.673           1.846                132,285
                                                                     2005   1.582           1.673                120,921
                                                                     2004   1.322           1.582                122,363
                                                                     2003   1.000           1.322                 22,818
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   2.151           2.453                 23,516
                                                                     2011   1.994           2.151                 23,912
                                                                     2010   1.579           1.994                 21,420
                                                                     2009   1.221           1.579                 21,948
                                                                     2008   2.016           1.221                 29,116
                                                                     2007   2.536           2.016                 55,366
                                                                     2006   1.891           2.536                 68,541
                                                                     2005   1.675           1.891                 38,753
                                                                     2004   1.259           1.675                 35,600
                                                                     2003   1.000           1.259                  5,553



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.337           1.424                     --
                                                                     2006   1.284           1.337                234,091
                                                                     2005   1.204           1.284                  1,955
                                                                     2004   1.152           1.204                     --
                                                                     2003   1.000           1.152                     --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.550           1.530                     --
                                                                     2007   1.444           1.550                 28,124
                                                                     2006   1.325           1.444                 28,289
                                                                     2005   1.257           1.325                  1,829
                                                                     2004   1.127           1.257                     --
                                                                     2003   1.004           1.127                     --

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)................................................................. 2012   1.428           1.570                177,424
                                                                         2011   1.371           1.428                182,826
                                                                         2010   1.157           1.371                245,469
                                                                         2009   1.004           1.157                287,531
                                                                         2008   1.402           1.004                318,438
                                                                         2007   1.467           1.402                348,129
                                                                         2006   1.276           1.467                300,256
                                                                         2005   1.256           1.276                 10,496
                                                                         2004   1.152           1.256                     --
                                                                         2003   1.000           1.152                     --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.501           1.634                 48,838
                                                                         2011   1.606           1.501                 56,862
                                                                         2010   1.281           1.606                 76,607
                                                                         2009   0.908           1.281                 89,641
                                                                         2008   1.608           0.908                 76,528
                                                                         2007   1.472           1.608                 79,056
                                                                         2006   1.379           1.472                 96,327
                                                                         2005   1.340           1.379                  6,050
                                                                         2004   1.224           1.340                     --
                                                                         2003   1.000           1.224                     --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.528           1.774                167,384
                                                                         2011   1.741           1.528                156,213
                                                                         2010   1.635           1.741                241,331
                                                                         2009   1.215           1.635                254,431
                                                                         2008   2.074           1.215                248,667
                                                                         2007   1.829           2.074                321,873
                                                                         2006   1.534           1.829                310,295
                                                                         2005   1.417           1.534                  8,460
                                                                         2004   1.217           1.417                     --
                                                                         2003   1.000           1.217                     --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.342           1.561                 83,587
                                                                         2011   1.337           1.342                 96,410
                                                                         2010   1.092           1.337                104,456
                                                                         2009   0.828           1.092                108,124
                                                                         2008   1.420           0.828                130,991
                                                                         2007   1.476           1.420                260,391

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.152           1.290                  8,660
                                                                         2011   1.088           1.152                 14,519
                                                                         2010   0.988           1.088                  6,235
                                                                         2009   0.821           0.988                 16,839
                                                                         2008   1.285           0.821                 98,121
                                                                         2007   1.282           1.285                100,326
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   1.240           1.400                 18,598
                                                                         2011   1.346           1.240                 20,391
                                                                         2010   1.175           1.346                 23,302
                                                                         2009   0.925           1.175                 24,056
                                                                         2008   1.485           0.925                 26,190
                                                                         2007   1.553           1.485                156,406
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)............................ 2007   1.198           1.254                     --
                                                                         2006   1.035           1.198                202,269
                                                                         2005   0.976           1.035                     --
 LMPVPI Total Return Subaccount (Class II) (6/03)....................... 2007   1.253           1.287                     --
                                                                         2006   1.136           1.253                 18,264
                                                                         2005   1.124           1.136                  6,758
                                                                         2004   1.054           1.124                     --
                                                                         2003   1.000           1.054                     --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)................. 2007   1.440           1.489                     --
                                                                         2006   1.324           1.440                203,748
                                                                         2005   1.229           1.324                 13,923
                                                                         2004   1.151           1.229                     --
                                                                         2003   1.000           1.151                     --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *................ 2012   1.587           1.816                 39,746
                                                                         2011   1.579           1.587                 45,534
                                                                         2010   1.496           1.579                 47,079
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *........ 2009   0.825           0.783                     --
                                                                         2008   1.466           0.825                 94,781
                                                                         2007   1.406           1.466                244,979

               PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *.... 2012   1.479
                                                                            2011   1.686
                                                                            2010   1.541
                                                                            2009   1.193
                                                                            2008   2.107
                                                                            2007   2.009
 MIST MLA Mid Cap Subaccount (Class B) (4/08).............................. 2012   1.023
                                                                            2011   1.100
                                                                            2010   0.911
                                                                            2009   0.678
                                                                            2008   1.075
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06).................................................................... 2012   0.881
                                                                            2011   0.910
                                                                            2010   0.847
                                                                            2009   0.600
                                                                            2008   1.130
                                                                            2007   1.007
                                                                            2006   0.994
 MIST PIMCO Total Return Subaccount (Class B) (5/11)....................... 2012   1.424
                                                                            2011   1.433
 MIST Pioneer Fund Subaccount (Class B) (5/11)............................. 2012   1.272
                                                                            2011   1.448
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)................. 2012   1.461
                                                                            2011   1.438
                                                                            2010   1.307
                                                                            2009   1.070
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09).................................................................... 2012   1.061
                                                                            2011   1.187
                                                                            2010   1.011
                                                                            2009   0.805
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................... 2012   1.018
                                                                            2011   1.036
                                                                            2010   1.055
                                                                            2009   1.069
                                                                            2008   1.059
                                                                            2007   1.026
                                                                            2006   1.005



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *.... 1.695                 30,590
                                                                            1.479                 27,589
                                                                            1.686                 30,720
                                                                            1.541                 41,457
                                                                            1.193                 20,278
                                                                            2.107                    516
 MIST MLA Mid Cap Subaccount (Class B) (4/08).............................. 1.058                 27,493
                                                                            1.023                 34,193
                                                                            1.100                 76,744
                                                                            0.911                 89,891
                                                                            0.678                121,130
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06).................................................................... 0.990                     --
                                                                            0.881                228,179
                                                                            0.910                288,192
                                                                            0.847                322,673
                                                                            0.600                303,219
                                                                            1.130                345,791
                                                                            1.007                336,725
 MIST PIMCO Total Return Subaccount (Class B) (5/11)....................... 1.528                453,960
                                                                            1.424                430,893
 MIST Pioneer Fund Subaccount (Class B) (5/11)............................. 1.379                 65,622
                                                                            1.272                 66,004
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)................. 1.599                245,287
                                                                            1.461                391,601
                                                                            1.438                286,931
                                                                            1.307                149,727
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09).................................................................... 1.189                 69,857
                                                                            1.061                 75,784
                                                                            1.187                 94,699
                                                                            1.011                 96,412
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................... 0.999                414,384
                                                                            1.018                483,466
                                                                            1.036                678,570
                                                                            1.055                784,752
                                                                            1.069                631,296
                                                                            1.059                490,084
                                                                            1.026                470,063

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                  2012   0.980           0.947                203,067
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).......... 2012   1.049           1.147                 73,043
                                                                     2011   1.045           1.049                 62,873
                                                                     2010   0.969           1.045                 58,227
                                                                     2009   0.834           0.969                 58,157
                                                                     2008   1.094           0.834                 27,662
                                                                     2007   1.114           1.094                 24,400
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.900           1.071                143,147
                                                                     2011   1.001           0.900                146,175
                                                                     2010   0.879           1.001                148,074
                                                                     2009   0.640           0.879                155,491
                                                                     2008   1.097           0.640                142,258
                                                                     2007   1.050           1.097                303,343
                                                                     2006   0.996           1.050                268,291
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   0.997           1.005                     --
                                                                     2005   0.986           0.997                 17,086
                                                                     2004   0.994           0.986                     --
                                                                     2003   1.000           0.994                     --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.244           1.299                     --
                                                                     2005   1.207           1.244                 26,392
                                                                     2004   1.153           1.207                     --
                                                                     2003   1.000           1.153                     --
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.659           1.804                     --
                                                                     2005   1.481           1.659                 23,249
                                                                     2004   1.268           1.481                     --
                                                                     2003   1.000           1.268                     --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   1.009           1.045                     --
                                                                     2006   0.995           1.009                 18,690
                                                                     2005   0.996           0.995                  8,356
                                                                     2004   0.984           0.996                     --
                                                                     2003   1.000           0.984                     --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.994           1.115                     --
                                                                     2005   1.000           0.994                    336
                                                                     2004   1.024           1.000                     --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.095           1.162                     --
                                                                     2005   1.074           1.095                  4,284
                                                                     2004   1.046           1.074                     --
                                                                     2003   1.000           1.046                     --
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.309           1.337                     --
                                                                     2010   1.224           1.309                207,883
                                                                     2009   1.062           1.224                 49,847
                                                                     2008   1.091           1.062                 52,355
                                                                     2007   1.079           1.091                 17,902
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.245           1.368                     --
                                                                     2006   1.063           1.245                  1,540
                                                                     2005   0.978           1.063                     --
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.469           1.863                     --
                                                                     2005   1.387           1.469                     --
                                                                     2004   1.195           1.387                     --
                                                                     2003   0.990           1.195                     --
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.358           1.452                     --
                                                                     2010   1.195           1.358                 82,194
                                                                     2009   0.974           1.195                102,006
                                                                     2008   1.511           0.974                101,742
                                                                     2007   1.468           1.511                135,885
                                                                     2006   1.285           1.468                 29,543
                                                                     2005   1.235           1.285                  2,974
                                                                     2004   1.133           1.235                     --
                                                                     2003   1.000           1.133                     --
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)......... 2012   0.996           1.082                 95,728
                                                                     2011   1.053           0.996                100,014
                                                                     2010   0.981           1.053                108,327
                                                                     2009   0.863           0.981                233,168
                                                                     2008   1.303           0.863                225,447
                                                                     2007   1.247           1.303                225,978
                                                                     2006   1.084           1.247                108,993
                                                                     2005   0.986           1.084                 36,305
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)......... 2009   0.740           0.737                     --
                                                                     2008   1.146           0.740                115,250
                                                                     2007   1.143           1.146                123,198
                                                                     2006   1.039           1.143                128,463
                                                                     2005   0.996           1.039                 16,646

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.254           1.343                     --
                                                                      2009   0.798           1.254                 28,977
                                                                      2008   1.262           0.798                 14,471
                                                                      2007   1.217           1.262                 31,380
                                                                      2006   1.145           1.217                 48,781
                                                                      2005   1.146           1.145                 22,845
                                                                      2004   1.083           1.146                     --
                                                                      2003   1.000           1.083                     --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.743           0.711                     --
                                                                      2008   1.257           0.743                199,365
                                                                      2007   1.217           1.257                282,159
                                                                      2006   1.083           1.217                300,634
                                                                      2005   1.003           1.083                 53,246
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.652           0.685                     --
                                                                      2008   1.301           0.652                 43,672
                                                                      2007   1.233           1.301                202,289
                                                                      2006   1.152           1.233                202,744
                                                                      2005   1.136           1.152                     --
                                                                      2004   1.088           1.136                     --
                                                                      2003   1.000           1.088                     --
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   1.139           1.040                     --
                                                                      2008   2.114           1.139                 29,087
                                                                      2007   1.901           2.114                 84,997
                                                                      2006   1.579           1.901                 85,443
                                                                      2005   1.396           1.579                  2,956
                                                                      2004   1.200           1.396                     --
                                                                      2003   0.996           1.200                     --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2009   0.754           0.776                     --
                                                                      2008   1.245           0.754                 51,378
                                                                      2007   1.173           1.245                 53,877
                                                                      2006   1.162           1.173                 47,899
                                                                      2005   1.093           1.162                  9,497
                                                                      2004   1.028           1.093                     --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2007   1.166           1.376                     --
                                                                      2006   1.101           1.166                 17,599
                                                                      2005   1.072           1.101                 15,215
                                                                      2004   1.061           1.072                     --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   0.966           0.921                     --
                                                                   2008   1.589           0.966                180,059
                                                                   2007   1.743           1.589                158,177
                                                                   2006   1.555           1.743                163,412
                                                                   2005   1.425           1.555                 31,310
                                                                   2004   1.210           1.425                     --
                                                                   2003   1.000           1.210                     --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.304           1.384                     --
                                                                   2005   1.307           1.304                     --
                                                                   2004   1.175           1.307                     --
                                                                   2003   1.000           1.175                     --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   1.073           1.134                     --
                                                                   2008   1.237           1.073                156,467
                                                                   2007   1.187           1.237                117,535
                                                                   2006   1.138           1.187                 87,342
                                                                   2005   1.130           1.138                 26,269
                                                                   2004   1.046           1.130                     --
                                                                   2003   1.000           1.046                     --
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.425           1.424                     --
                                                                   2006   1.261           1.425                 93,398
                                                                   2005   1.227           1.261                 43,710
                                                                   2004   1.121           1.227                     --
                                                                   2003   0.993           1.121                     --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   2.405           2.638                 33,985
                                                                   2011   3.206           2.405                 34,286
                                                                   2010   2.823           3.206                 38,813
                                                                   2009   1.652           2.823                 47,958
                                                                   2008   4.034           1.652                 48,134
                                                                   2007   2.884           4.034                 58,009
                                                                   2006   2.167           2.884                 33,649
                                                                   2005   1.603           2.167                 11,279
                                                                   2004   1.375           1.603                     --
                                                                   2003   1.000           1.375                     --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........ 2012   1.447           1.563                  52,081
                                                                2011   1.393           1.447                  59,172
                                                                2010   1.190           1.393                  59,089
                                                                2009   1.064           1.190                  59,703
                                                                2008   1.558           1.064                  38,810
                                                                2007   1.578           1.558                  59,449
                                                                2006   1.315           1.578                  28,582
                                                                2005   1.269           1.315                  15,684
                                                                2004   1.114           1.269                      --
                                                                2003   1.000           1.114                      --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................ 2012   1.087           1.194                 630,950
                                                                2011   1.144           1.087                 651,752
                                                                2010   1.015           1.144                 654,301
                                                                2009   0.779           1.015                 804,301
                                                                2008   1.222           0.779                 770,847
                                                                2007   1.176           1.222                 856,805
                                                                2006   1.063           1.176                 922,490
                                                                2005   0.983           1.063                 195,270
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................ 2012   1.111           1.217               1,367,337
                                                                2011   1.155           1.111               1,593,132
                                                                2010   1.032           1.155               1,815,354
                                                                2009   0.800           1.032               2,037,841
                                                                2008   1.182           0.800               2,021,598
                                                                2007   1.139           1.182               2,233,778
                                                                2006   1.048           1.139               1,302,076
                                                                2005   0.992           1.048                 236,206
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........ 2012   1.487           1.618                  25,950
                                                                2011   1.608           1.487                  27,400
                                                                2010   1.389           1.608                  32,235
                                                                2009   1.129           1.389                  27,328
                                                                2008   1.735           1.129                  76,568
                                                                2007   1.677           1.735                  43,555
                                                                2006   1.521           1.677                  33,190
                                                                2005   1.438           1.521                  16,241
                                                                2004   1.203           1.438                      --
                                                                2003   1.000           1.203                      --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   2.064           2.353                21,666
                                                                     2011   1.914           2.064                27,884
                                                                     2010   1.516           1.914                29,613
                                                                     2009   1.174           1.516                27,792
                                                                     2008   1.938           1.174                42,970
                                                                     2007   2.440           1.938                58,093
                                                                     2006   1.820           2.440                17,966
                                                                     2005   1.613           1.820                11,105
                                                                     2004   1.213           1.613                    --
                                                                     2003   1.000           1.213                    --



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.414           1.506                      --
                                                                     2006   1.359           1.414                 327,497
                                                                     2005   1.275           1.359                 361,520
                                                                     2004   1.222           1.275                 282,277
                                                                     2003   1.000           1.222                  89,198
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.700           1.678                      --
                                                                     2007   1.586           1.700                 164,740
                                                                     2006   1.456           1.586                 186,705
                                                                     2005   1.383           1.456                 230,169
                                                                     2004   1.241           1.383                 203,216
                                                                     2003   1.000           1.241                  66,821
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.491           1.638                 553,736
                                                                     2011   1.434           1.491                 718,598
                                                                     2010   1.211           1.434                 756,580
                                                                     2009   1.052           1.211                 824,397
                                                                     2008   1.471           1.052                 978,618
                                                                     2007   1.541           1.471               1,070,892
                                                                     2006   1.341           1.541               1,145,616
                                                                     2005   1.321           1.341               1,064,298
                                                                     2004   1.213           1.321                 785,302
                                                                     2003   1.000           1.213                 167,501

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.620           1.762                272,336
                                                                         2011   1.735           1.620                284,890
                                                                         2010   1.386           1.735                376,756
                                                                         2009   0.984           1.386                416,354
                                                                         2008   1.743           0.984                316,065
                                                                         2007   1.598           1.743                349,576
                                                                         2006   1.498           1.598                351,383
                                                                         2005   1.457           1.498                361,523
                                                                         2004   1.332           1.457                306,613
                                                                         2003   1.000           1.332                 39,038
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.662           1.928                561,321
                                                                         2011   1.895           1.662                743,191
                                                                         2010   1.782           1.895                771,223
                                                                         2009   1.325           1.782                611,549
                                                                         2008   2.266           1.325                683,896
                                                                         2007   2.000           2.266                750,294
                                                                         2006   1.678           2.000                719,754
                                                                         2005   1.553           1.678                597,349
                                                                         2004   1.335           1.553                446,903
                                                                         2003   1.000           1.335                 49,584
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.450           1.686                167,592
                                                                         2011   1.447           1.450                290,200
                                                                         2010   1.183           1.447                318,358
                                                                         2009   0.898           1.183                567,575
                                                                         2008   1.540           0.898                568,326
                                                                         2007   1.603           1.540                638,874
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.205           1.348                114,878
                                                                         2011   1.140           1.205                119,021
                                                                         2010   1.036           1.140                 98,536
                                                                         2009   0.861           1.036                106,270
                                                                         2008   1.350           0.861                140,490
                                                                         2007   1.348           1.350                167,355
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   1.358           1.532                 24,566
                                                                         2011   1.475           1.358                 37,918
                                                                         2010   1.289           1.475                 24,528
                                                                         2009   1.016           1.289                 77,694
                                                                         2008   1.633           1.016                 84,840
                                                                         2007   1.708           1.633                102,357

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.196
                                                                               2006   1.034
                                                                               2005   0.976
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.317
                                                                               2006   1.196
                                                                               2005   1.184
                                                                               2004   1.112
                                                                               2003   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.564
                                                                               2006   1.440
                                                                               2005   1.338
                                                                               2004   1.254
                                                                               2003   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2012   1.573
                                                                               2011   1.567
                                                                               2010   1.486
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.870
                                                                               2008   1.549
                                                                               2007   1.487
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.600
                                                                               2011   1.826
                                                                               2010   1.671
                                                                               2009   1.294
                                                                               2008   2.289
                                                                               2007   2.184
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   1.016
                                                                               2011   1.093
                                                                               2010   0.907
                                                                               2009   0.676
                                                                               2008   1.072



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.252                      --
                                                                               1.196                 104,615
                                                                               1.034                      --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.353                      --
                                                                               1.317                 180,745
                                                                               1.196                 148,382
                                                                               1.184                 251,830
                                                                               1.112                 160,347
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.617                      --
                                                                               1.564                 666,433
                                                                               1.440                 538,778
                                                                               1.338                 502,512
                                                                               1.254                  67,961
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 1.799                 651,101
                                                                               1.573                 682,473
                                                                               1.567               1,050,209
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.826                      --
                                                                               0.870                 293,601
                                                                               1.549                 319,553
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.832                 241,788
                                                                               1.600                 282,332
                                                                               1.826                 283,229
                                                                               1.671                 291,236
                                                                               1.294                 351,642
                                                                               2.289                  13,979
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.050                 401,086
                                                                               1.016                 442,557
                                                                               1.093                 705,602
                                                                               0.907                 708,664
                                                                               0.676                 773,187

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)........................................................... 2012   0.876           0.984                      --
                                                                   2011   0.905           0.876                 385,994
                                                                   2010   0.843           0.905                 409,823
                                                                   2009   0.598           0.843                 417,458
                                                                   2008   1.128           0.598                 480,193
                                                                   2007   1.006           1.128                 486,031
                                                                   2006   0.994           1.006                 542,294
 MIST PIMCO Total Return Subaccount (Class B) (5/11).............. 2012   1.446           1.550               1,255,619
                                                                   2011   1.455           1.446               1,493,523
 MIST Pioneer Fund Subaccount (Class B) (5/11).................... 2012   1.347           1.459                 449,552
                                                                   2011   1.535           1.347                 508,263
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)........ 2012   1.449           1.584               1,047,284
                                                                   2011   1.427           1.449               1,145,450
                                                                   2010   1.298           1.427               1,149,453
                                                                   2009   1.064           1.298               1,372,955
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)........................................................... 2012   1.116           1.250                 172,166
                                                                   2011   1.251           1.116                 225,571
                                                                   2010   1.066           1.251                 300,125
                                                                   2009   0.849           1.066                 375,109
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........... 2012   1.007           0.988               1,028,030
                                                                   2011   1.027           1.007               1,353,079
                                                                   2010   1.046           1.027               1,614,808
                                                                   2009   1.062           1.046               2,112,368
                                                                   2008   1.052           1.062               2,195,577
                                                                   2007   1.021           1.052               2,971,678
                                                                   2006   1.000           1.021                 615,879
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                2012   0.980           0.941                 358,234
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)........ 2012   1.043           1.139                 210,762
                                                                   2011   1.041           1.043                 283,598
                                                                   2010   0.966           1.041                 395,524
                                                                   2009   0.832           0.966                 471,387
                                                                   2008   1.092           0.832                 325,782
                                                                   2007   1.113           1.092                 379,953

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.895           1.064                 205,348
                                                                     2011   0.996           0.895                 298,125
                                                                     2010   0.876           0.996                 389,922
                                                                     2009   0.639           0.876                 444,525
                                                                     2008   1.095           0.639                 460,256
                                                                     2007   1.050           1.095                 540,380
                                                                     2006   0.996           1.050                 564,307
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   0.993           1.000                      --
                                                                     2005   0.983           0.993                 972,281
                                                                     2004   0.992           0.983                 952,069
                                                                     2003   1.000           0.992                  45,977
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.324           1.383                      --
                                                                     2005   1.287           1.324                 387,799
                                                                     2004   1.230           1.287                 306,622
                                                                     2003   1.000           1.230                 122,370
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.841           2.002                      --
                                                                     2005   1.645           1.841                 280,567
                                                                     2004   1.410           1.645                 202,052
                                                                     2003   1.000           1.410                  88,681
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   1.015           1.050                      --
                                                                     2006   1.003           1.015               1,592,557
                                                                     2005   1.004           1.003               1,712,551
                                                                     2004   0.993           1.004               1,096,034
                                                                     2003   1.000           0.993                 227,042
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.992           1.112                      --
                                                                     2005   0.999           0.992                  85,470
                                                                     2004   1.024           0.999                  75,857
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.157           1.227                      --
                                                                     2005   1.137           1.157                 932,722
                                                                     2004   1.108           1.137                 544,931
                                                                     2003   1.000           1.108                  82,628

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.305           1.333                      --
                                                                     2010   1.221           1.305               1,053,803
                                                                     2009   1.061           1.221               1,187,568
                                                                     2008   1.091           1.061               1,576,090
                                                                     2007   1.079           1.091               1,565,840
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.243           1.364                      --
                                                                     2006   1.062           1.243                  22,701
                                                                     2005   0.978           1.062                   2,020
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.571           1.990                      --
                                                                     2005   1.485           1.571                   4,135
                                                                     2004   1.280           1.485                      --
                                                                     2003   1.000           1.280                      --
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.440           1.538                      --
                                                                     2010   1.268           1.440                 604,327
                                                                     2009   1.035           1.268                 710,132
                                                                     2008   1.606           1.035                 853,371
                                                                     2007   1.563           1.606               1,097,326
                                                                     2006   1.369           1.563                 802,207
                                                                     2005   1.317           1.369                 843,294
                                                                     2004   1.210           1.317                 580,540
                                                                     2003   1.000           1.210                 238,151
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)......... 2012   0.990           1.074                 466,107
                                                                     2011   1.047           0.990                 501,939
                                                                     2010   0.977           1.047                 522,259
                                                                     2009   0.860           0.977                 679,881
                                                                     2008   1.299           0.860                 664,992
                                                                     2007   1.245           1.299                 733,448
                                                                     2006   1.083           1.245                 494,856
                                                                     2005   0.986           1.083                  94,811
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)......... 2009   0.737           0.734                      --
                                                                     2008   1.143           0.737                 336,847
                                                                     2007   1.141           1.143                 551,469
                                                                     2006   1.038           1.141                 403,249
                                                                     2005   0.996           1.038                 197,578

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.323           1.417                      --
                                                                      2009   0.843           1.323                 728,296
                                                                      2008   1.335           0.843                 575,298
                                                                      2007   1.288           1.335                 891,816
                                                                      2006   1.213           1.288               1,120,451
                                                                      2005   1.216           1.213               1,842,181
                                                                      2004   1.150           1.216               3,105,686
                                                                      2003   1.000           1.150               2,100,182
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.741           0.708                      --
                                                                      2008   1.254           0.741                  49,681
                                                                      2007   1.215           1.254                 206,426
                                                                      2006   1.082           1.215                 205,926
                                                                      2005   1.003           1.082                   5,110
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.686           0.721                      --
                                                                      2008   1.371           0.686                 188,327
                                                                      2007   1.301           1.371                 135,467
                                                                      2006   1.216           1.301                 146,684
                                                                      2005   1.201           1.216                 128,424
                                                                      2004   1.151           1.201                 162,070
                                                                      2003   1.000           1.151                  40,133
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   1.216           1.110                      --
                                                                      2008   2.258           1.216                 168,499
                                                                      2007   2.033           2.258                 198,016
                                                                      2006   1.690           2.033                 219,305
                                                                      2005   1.495           1.690                  80,209
                                                                      2004   1.287           1.495                  35,270
                                                                      2003   1.000           1.287                  12,714
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2009   0.751           0.772                      --
                                                                      2008   1.241           0.751                 429,533
                                                                      2007   1.170           1.241                 454,023
                                                                      2006   1.160           1.170                 622,217
                                                                      2005   1.092           1.160                 463,167
                                                                      2004   1.028           1.092                 336,722
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2007   1.163           1.371                      --
                                                                      2006   1.099           1.163                 199,644
                                                                      2005   1.071           1.099                 136,830
                                                                      2004   1.061           1.071                 106,006

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   1.073           1.023                      --
                                                                   2008   1.768           1.073                 262,734
                                                                   2007   1.941           1.768                 471,484
                                                                   2006   1.733           1.941                 417,892
                                                                   2005   1.590           1.733                 291,971
                                                                   2004   1.352           1.590                 215,148
                                                                   2003   1.000           1.352                  37,413
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.421           1.507                      --
                                                                   2005   1.424           1.421                  85,470
                                                                   2004   1.282           1.424                  69,632
                                                                   2003   1.000           1.282                   9,513
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   1.109           1.172                      --
                                                                   2008   1.280           1.109                 951,420
                                                                   2007   1.229           1.280               1,028,154
                                                                   2006   1.179           1.229               1,042,509
                                                                   2005   1.172           1.179               1,063,125
                                                                   2004   1.087           1.172                 860,397
                                                                   2003   1.000           1.087                 245,507
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.507           1.504                      --
                                                                   2006   1.335           1.507                 432,967
                                                                   2005   1.299           1.335                 396,941
                                                                   2004   1.189           1.299                 268,732
                                                                   2003   1.000           1.189                  47,193
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   2.614           2.863                 198,739
                                                                   2011   3.488           2.614                 191,269
                                                                   2010   3.075           3.488                 243,922
                                                                   2009   1.801           3.075                 267,340
                                                                   2008   4.402           1.801                 345,283
                                                                   2007   3.149           4.402                 438,934
                                                                   2006   2.369           3.149                 414,667
                                                                   2005   1.754           2.369                 276,538
                                                                   2004   1.507           1.754                 179,124
                                                                   2003   1.000           1.507                   8,128

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........ 2012   1.550           1.672                 469,710
                                                                2011   1.494           1.550                 660,307
                                                                2010   1.277           1.494                 700,827
                                                                2009   1.143           1.277                 742,961
                                                                2008   1.675           1.143                 893,558
                                                                2007   1.698           1.675                 971,957
                                                                2006   1.417           1.698               1,067,144
                                                                2005   1.369           1.417               1,008,460
                                                                2004   1.202           1.369                 838,307
                                                                2003   1.000           1.202                 198,090
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................ 2012   1.079           1.185               1,564,586
                                                                2011   1.137           1.079               1,690,790
                                                                2010   1.010           1.137               2,305,243
                                                                2009   0.776           1.010               2,370,228
                                                                2008   1.218           0.776               2,468,934
                                                                2007   1.174           1.218               2,094,299
                                                                2006   1.062           1.174               1,633,294
                                                                2005   0.983           1.062                 103,266
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................ 2012   1.103           1.208               1,601,034
                                                                2011   1.149           1.103               2,259,111
                                                                2010   1.028           1.149               2,211,343
                                                                2009   0.797           1.028               2,250,870
                                                                2008   1.179           0.797               2,664,654
                                                                2007   1.137           1.179               2,421,606
                                                                2006   1.047           1.137               2,309,838
                                                                2005   0.992           1.047                 848,643
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........ 2012   1.620           1.761                 222,836
                                                                2011   1.753           1.620                 273,080
                                                                2010   1.516           1.753                 327,642
                                                                2009   1.233           1.516                 349,051
                                                                2008   1.897           1.233                 471,036
                                                                2007   1.836           1.897                 726,840
                                                                2006   1.666           1.836                 840,461
                                                                2005   1.578           1.666                 791,734
                                                                2004   1.321           1.578                 630,601
                                                                2003   1.000           1.321                 110,132

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   2.123           2.418               203,467
                                                                     2011   1.972           2.123               226,686
                                                                     2010   1.563           1.972               239,153
                                                                     2009   1.211           1.563               239,532
                                                                     2008   2.002           1.211               312,925
                                                                     2007   2.523           2.002               370,138
                                                                     2006   1.884           2.523               388,472
                                                                     2005   1.671           1.884               320,451
                                                                     2004   1.258           1.671               192,854
                                                                     2003   1.000           1.258                50,693



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.411           1.502                      --
                                                                     2006   1.357           1.411               2,055,041
                                                                     2005   1.274           1.357               2,224,026
                                                                     2004   1.222           1.274               1,379,043
                                                                     2003   1.000           1.222                 457,651
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.696           1.674                      --
                                                                     2007   1.583           1.696                 516,627
                                                                     2006   1.454           1.583                 628,478
                                                                     2005   1.382           1.454                 691,370
                                                                     2004   1.241           1.382                 698,870
                                                                     2003   1.000           1.241                 262,226
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.485           1.630               1,367,990
                                                                     2011   1.428           1.485               1,685,048
                                                                     2010   1.207           1.428               2,002,862
                                                                     2009   1.049           1.207               2,180,341
                                                                     2008   1.467           1.049               2,524,197
                                                                     2007   1.538           1.467               3,244,636
                                                                     2006   1.339           1.538               3,888,300
                                                                     2005   1.320           1.339               4,156,560
                                                                     2004   1.213           1.320               3,040,138
                                                                     2003   1.000           1.213                 659,510

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.613           1.753                 950,102
                                                                         2011   1.728           1.613               1,162,653
                                                                         2010   1.381           1.728               1,281,787
                                                                         2009   0.981           1.381               1,537,321
                                                                         2008   1.739           0.981               1,275,524
                                                                         2007   1.594           1.739               1,477,143
                                                                         2006   1.496           1.594               1,720,773
                                                                         2005   1.455           1.496               1,750,655
                                                                         2004   1.331           1.455               1,217,084
                                                                         2003   1.000           1.331                 415,709
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.655           1.918               1,686,139
                                                                         2011   1.888           1.655               1,916,960
                                                                         2010   1.776           1.888               2,137,164
                                                                         2009   1.321           1.776               2,311,954
                                                                         2008   2.260           1.321               2,701,843
                                                                         2007   1.996           2.260               3,144,559
                                                                         2006   1.676           1.996               3,558,027
                                                                         2005   1.551           1.676               3,434,860
                                                                         2004   1.334           1.551               1,581,727
                                                                         2003   1.000           1.334                 268,751
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.444           1.677                 985,317
                                                                         2011   1.441           1.444               1,194,931
                                                                         2010   1.178           1.441               1,358,390
                                                                         2009   0.895           1.178               1,432,095
                                                                         2008   1.537           0.895               1,571,031
                                                                         2007   1.599           1.537               1,821,312
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.200           1.342                 468,141
                                                                         2011   1.136           1.200                 416,216
                                                                         2010   1.033           1.136                 443,997
                                                                         2009   0.859           1.033                 474,248
                                                                         2008   1.346           0.859                 730,036
                                                                         2007   1.345           1.346                 736,320
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   1.352           1.524                 901,294
                                                                         2011   1.470           1.352               1,190,370
                                                                         2010   1.285           1.470               1,288,932
                                                                         2009   1.013           1.285               1,386,700
                                                                         2008   1.629           1.013               1,575,642
                                                                         2007   1.705           1.629               1,681,030

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.194
                                                                               2006   1.033
                                                                               2005   0.976
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.315
                                                                               2006   1.194
                                                                               2005   1.183
                                                                               2004   1.112
                                                                               2003   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.561
                                                                               2006   1.438
                                                                               2005   1.337
                                                                               2004   1.253
                                                                               2003   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2012   1.567
                                                                               2011   1.561
                                                                               2010   1.481
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.868
                                                                               2008   1.545
                                                                               2007   1.484
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.593
                                                                               2011   1.819
                                                                               2010   1.665
                                                                               2009   1.291
                                                                               2008   2.283
                                                                               2007   2.179
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   1.013
                                                                               2011   1.090
                                                                               2010   0.905
                                                                               2009   0.675
                                                                               2008   1.071



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.250                      --
                                                                               1.194                  14,421
                                                                               1.033                      --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.351                      --
                                                                               1.315                 769,299
                                                                               1.194                 787,225
                                                                               1.183                 680,110
                                                                               1.112                 536,906
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.614                      --
                                                                               1.561               2,068,612
                                                                               1.438               2,138,908
                                                                               1.337               1,614,907
                                                                               1.253                 474,098
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 1.790               2,609,942
                                                                               1.567               2,728,963
                                                                               1.561               3,271,656
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.824                      --
                                                                               0.868               1,573,174
                                                                               1.545               1,606,366
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.823               1,453,642
                                                                               1.593               1,712,926
                                                                               1.819               1,992,980
                                                                               1.665               2,268,150
                                                                               1.291               2,530,223
                                                                               2.283                 453,602
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.046               1,510,570
                                                                               1.013               1,694,566
                                                                               1.090               1,901,482
                                                                               0.905               1,947,311
                                                                               0.675               2,449,277

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)........................................................... 2012   0.874           0.981                      --
                                                                   2011   0.903           0.874               1,363,527
                                                                   2010   0.842           0.903               1,957,938
                                                                   2009   0.597           0.842               2,213,566
                                                                   2008   1.127           0.597               2,130,410
                                                                   2007   1.006           1.127               1,908,606
                                                                   2006   0.994           1.006               1,742,400
 MIST PIMCO Total Return Subaccount (Class B) (5/11).............. 2012   1.439           1.542               9,914,970
                                                                   2011   1.449           1.439              11,964,581
 MIST Pioneer Fund Subaccount (Class B) (5/11).................... 2012   1.341           1.452               1,799,442
                                                                   2011   1.528           1.341               2,394,654
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)........ 2012   1.442           1.576               7,802,658
                                                                   2011   1.422           1.442               8,390,112
                                                                   2010   1.294           1.422               9,699,285
                                                                   2009   1.060           1.294               6,183,121
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)........................................................... 2012   1.111           1.244                 954,677
                                                                   2011   1.246           1.111               1,124,054
                                                                   2010   1.062           1.246               1,198,533
                                                                   2009   0.847           1.062               1,405,135
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........... 2012   1.003           0.983              10,420,766
                                                                   2011   1.023           1.003              11,956,896
                                                                   2010   1.043           1.023              13,426,853
                                                                   2009   1.059           1.043              14,243,930
                                                                   2008   1.050           1.059              18,801,252
                                                                   2007   1.019           1.050              12,184,273
                                                                   2006   0.999           1.019              10,459,881
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                2012   0.980           0.937               1,068,502
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)........ 2012   1.040           1.135                 873,486
                                                                   2011   1.038           1.040                 924,971
                                                                   2010   0.964           1.038               1,546,348
                                                                   2009   0.831           0.964               1,644,787
                                                                   2008   1.091           0.831               1,612,912
                                                                   2007   1.113           1.091               1,570,181

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.893           1.061               1,317,995
                                                                     2011   0.994           0.893               1,664,735
                                                                     2010   0.874           0.994               2,059,785
                                                                     2009   0.638           0.874               2,448,440
                                                                     2008   1.094           0.638               2,729,469
                                                                     2007   1.049           1.094               3,340,173
                                                                     2006   0.996           1.049               4,187,441
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   0.991           0.999                      --
                                                                     2005   0.982           0.991               7,226,300
                                                                     2004   0.992           0.982               4,485,077
                                                                     2003   1.000           0.992                 950,414
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.322           1.380                      --
                                                                     2005   1.286           1.322               1,244,186
                                                                     2004   1.230           1.286               1,128,190
                                                                     2003   1.000           1.230                 190,113
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.838           1.998                      --
                                                                     2005   1.643           1.838               2,125,078
                                                                     2004   1.409           1.643               1,441,373
                                                                     2003   1.000           1.409                 213,316
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   1.013           1.048                      --
                                                                     2006   1.001           1.013               3,525,132
                                                                     2005   1.003           1.001               3,084,313
                                                                     2004   0.993           1.003               2,367,795
                                                                     2003   1.000           0.993                 653,808
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.991           1.111                      --
                                                                     2005   0.998           0.991                 440,887
                                                                     2004   1.024           0.998                 389,201
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.155           1.225                      --
                                                                     2005   1.135           1.155               1,323,683
                                                                     2004   1.107           1.135                 656,659
                                                                     2003   1.000           1.107                 127,183

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.303           1.330                      --
                                                                     2010   1.220           1.303               3,289,317
                                                                     2009   1.060           1.220               3,142,616
                                                                     2008   1.091           1.060               3,900,533
                                                                     2007   1.079           1.091               3,647,522
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.242           1.363                      --
                                                                     2006   1.062           1.242                  43,306
                                                                     2005   0.978           1.062                   1,125
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.568           1.986                      --
                                                                     2005   1.483           1.568                 119,916
                                                                     2004   1.280           1.483                 110,510
                                                                     2003   1.000           1.280                  54,605
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.434           1.532                      --
                                                                     2010   1.264           1.434               2,992,877
                                                                     2009   1.031           1.264               3,333,577
                                                                     2008   1.603           1.031               3,827,404
                                                                     2007   1.560           1.603               4,356,910
                                                                     2006   1.367           1.560               3,604,902
                                                                     2005   1.316           1.367               3,943,636
                                                                     2004   1.209           1.316               2,893,099
                                                                     2003   1.000           1.209                 775,211
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)......... 2012   0.986           1.069                 915,418
                                                                     2011   1.044           0.986               1,046,935
                                                                     2010   0.974           1.044               1,138,423
                                                                     2009   0.858           0.974               1,187,053
                                                                     2008   1.297           0.858               1,181,606
                                                                     2007   1.244           1.297               1,223,178
                                                                     2006   1.082           1.244               1,041,633
                                                                     2005   0.986           1.082                 335,006
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)......... 2009   0.735           0.733                      --
                                                                     2008   1.141           0.735                 240,180
                                                                     2007   1.140           1.141                 260,950
                                                                     2006   1.037           1.140                 215,794
                                                                     2005   0.996           1.037                 109,870

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.319           1.412                      --
                                                                      2009   0.840           1.319               7,062,089
                                                                      2008   1.332           0.840               7,511,390
                                                                      2007   1.286           1.332               3,514,493
                                                                      2006   1.211           1.286               4,114,555
                                                                      2005   1.215           1.211               4,455,980
                                                                      2004   1.149           1.215               7,923,791
                                                                      2003   1.000           1.149               1,273,703
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.739           0.706                      --
                                                                      2008   1.252           0.739                 404,216
                                                                      2007   1.214           1.252                 456,258
                                                                      2006   1.081           1.214                 368,555
                                                                      2005   1.003           1.081                 124,656
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.684           0.719                      --
                                                                      2008   1.368           0.684                 651,858
                                                                      2007   1.299           1.368                 731,570
                                                                      2006   1.215           1.299                 743,218
                                                                      2005   1.200           1.215                 763,692
                                                                      2004   1.151           1.200                 678,155
                                                                      2003   1.000           1.151                 416,726
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   1.212           1.106                      --
                                                                      2008   2.253           1.212                 552,689
                                                                      2007   2.029           2.253                 800,132
                                                                      2006   1.687           2.029                 765,166
                                                                      2005   1.494           1.687                 502,252
                                                                      2004   1.286           1.494                 393,706
                                                                      2003   1.000           1.286                 101,774
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2009   0.749           0.770                      --
                                                                      2008   1.238           0.749               1,202,205
                                                                      2007   1.168           1.238               1,342,029
                                                                      2006   1.159           1.168               1,492,361
                                                                      2005   1.092           1.159               1,473,770
                                                                      2004   1.028           1.092                 966,349
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2007   1.161           1.368                      --
                                                                      2006   1.098           1.161                 596,075
                                                                      2005   1.070           1.098                 687,465
                                                                      2004   1.061           1.070                 467,677

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   1.070           1.020                      --
                                                                   2008   1.763           1.070                 966,291
                                                                   2007   1.938           1.763               1,117,607
                                                                   2006   1.731           1.938               1,368,416
                                                                   2005   1.588           1.731               1,250,254
                                                                   2004   1.351           1.588                 970,897
                                                                   2003   1.000           1.351                 272,373
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.419           1.504                      --
                                                                   2005   1.423           1.419                 304,772
                                                                   2004   1.282           1.423                 333,659
                                                                   2003   1.000           1.282                 156,799
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   1.106           1.168                      --
                                                                   2008   1.277           1.106               4,536,704
                                                                   2007   1.227           1.277               4,848,067
                                                                   2006   1.177           1.227               5,869,920
                                                                   2005   1.171           1.177               6,248,331
                                                                   2004   1.086           1.171               3,580,133
                                                                   2003   1.000           1.086                 723,434
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.504           1.500                      --
                                                                   2006   1.333           1.504               2,514,567
                                                                   2005   1.298           1.333               2,587,296
                                                                   2004   1.188           1.298               1,509,937
                                                                   2003   1.000           1.188                 188,297
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   2.602           2.849                 578,060
                                                                   2011   3.474           2.602                 652,124
                                                                   2010   3.064           3.474                 841,582
                                                                   2009   1.795           3.064                 986,020
                                                                   2008   4.391           1.795                 867,488
                                                                   2007   3.143           4.391               1,101,635
                                                                   2006   2.365           3.143               1,460,549
                                                                   2005   1.753           2.365               1,544,086
                                                                   2004   1.506           1.753                 907,499
                                                                   2003   1.000           1.506                 192,511

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........ 2012   1.543           1.664               1,123,160
                                                                2011   1.488           1.543               1,412,201
                                                                2010   1.272           1.488               1,631,634
                                                                2009   1.139           1.272               1,781,568
                                                                2008   1.671           1.139               2,018,222
                                                                2007   1.695           1.671               2,493,912
                                                                2006   1.415           1.695               2,760,344
                                                                2005   1.367           1.415               2,814,100
                                                                2004   1.202           1.367               2,297,805
                                                                2003   1.000           1.202                 693,010
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................ 2012   1.076           1.180               1,614,915
                                                                2011   1.134           1.076               1,647,681
                                                                2010   1.008           1.134               1,905,892
                                                                2009   0.774           1.008               2,164,920
                                                                2008   1.217           0.774               1,868,392
                                                                2007   1.173           1.217               4,845,071
                                                                2006   1.062           1.173               1,470,890
                                                                2005   0.983           1.062                 679,471
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................ 2012   1.100           1.203               4,077,886
                                                                2011   1.145           1.100               4,476,623
                                                                2010   1.025           1.145               4,423,472
                                                                2009   0.795           1.025               5,477,304
                                                                2008   1.177           0.795               4,200,524
                                                                2007   1.136           1.177               6,554,339
                                                                2006   1.047           1.136               3,105,213
                                                                2005   0.992           1.047               1,142,980
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........ 2012   1.613           1.752               1,036,482
                                                                2011   1.746           1.613               1,149,552
                                                                2010   1.510           1.746               1,276,191
                                                                2009   1.230           1.510               1,415,860
                                                                2008   1.893           1.230               1,634,447
                                                                2007   1.832           1.893               1,999,819
                                                                2006   1.664           1.832               2,231,698
                                                                2005   1.576           1.664               2,408,539
                                                                2004   1.320           1.576               1,843,760
                                                                2003   1.000           1.320                 643,140

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   2.114           2.406                 562,826
                                                                     2011   1.964           2.114                 868,741
                                                                     2010   1.558           1.964                 994,346
                                                                     2009   1.208           1.558               1,105,654
                                                                     2008   1.997           1.208               1,143,449
                                                                     2007   2.518           1.997               1,374,436
                                                                     2006   1.881           2.518               1,749,298
                                                                     2005   1.670           1.881               1,657,334
                                                                     2004   1.258           1.670               1,312,633
                                                                     2003   1.000           1.258                 417,411



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.328           1.413                     --
                                                                     2006   1.277           1.328                130,619
                                                                     2005   1.200           1.277                     --
                                                                     2004   1.151           1.200                     --
                                                                     2003   1.000           1.151                     --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.536           1.516                     --
                                                                     2007   1.434           1.536                     --
                                                                     2006   1.318           1.434                     --
                                                                     2005   1.253           1.318                     --
                                                                     2004   1.126           1.253                     --
                                                                     2003   1.004           1.126                     --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.403           1.540                     --
                                                                     2011   1.351           1.403                     --
                                                                     2010   1.142           1.351                     --
                                                                     2009   0.993           1.142                     --
                                                                     2008   1.390           0.993                     --
                                                                     2007   1.457           1.390                123,477
                                                                     2006   1.269           1.457                123,477
                                                                     2005   1.252           1.269                     --
                                                                     2004   1.151           1.252                     --
                                                                     2003   1.000           1.151                     --

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.475           1.603                    --
                                                                         2011   1.582           1.475                    --
                                                                         2010   1.264           1.582                    --
                                                                         2009   0.898           1.264                    --
                                                                         2008   1.594           0.898                    --
                                                                         2007   1.462           1.594                    --
                                                                         2006   1.372           1.462                    --
                                                                         2005   1.336           1.372                    --
                                                                         2004   1.223           1.336                    --
                                                                         2003   1.000           1.223                    --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.502           1.741                    --
                                                                         2011   1.715           1.502                    --
                                                                         2010   1.614           1.715                    --
                                                                         2009   1.201           1.614                 8,040
                                                                         2008   2.056           1.201                 8,045
                                                                         2007   1.817           2.056                59,802
                                                                         2006   1.526           1.817                55,765
                                                                         2005   1.413           1.526                    --
                                                                         2004   1.216           1.413                    --
                                                                         2003   1.000           1.216                    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.319           1.532                    --
                                                                         2011   1.317           1.319                    --
                                                                         2010   1.078           1.317                    --
                                                                         2009   0.819           1.078                    --
                                                                         2008   1.407           0.819                    --
                                                                         2007   1.465           1.407                60,868
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.132           1.266                    --
                                                                         2011   1.072           1.132                    --
                                                                         2010   0.976           1.072                    --
                                                                         2009   0.812           0.976                    --
                                                                         2008   1.273           0.812                    --
                                                                         2007   1.272           1.273                    --
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   1.219           1.374                    --
                                                                         2011   1.326           1.219                    --
                                                                         2010   1.160           1.326                    --
                                                                         2009   0.915           1.160                    --
                                                                         2008   1.472           0.915                    --
                                                                         2007   1.541           1.472                    --

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.193
                                                                               2006   1.033
                                                                               2005   0.976
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.244
                                                                               2006   1.131
                                                                               2005   1.120
                                                                               2004   1.053
                                                                               2003   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.430
                                                                               2006   1.317
                                                                               2005   1.226
                                                                               2004   1.149
                                                                               2003   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2012   1.560
                                                                               2011   1.555
                                                                               2010   1.475
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.816
                                                                               2008   1.453
                                                                               2007   1.396
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.454
                                                                               2011   1.661
                                                                               2010   1.521
                                                                               2009   1.179
                                                                               2008   2.088
                                                                               2007   1.993
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   1.010
                                                                               2011   1.087
                                                                               2010   0.903
                                                                               2009   0.674
                                                                               2008   1.069



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.249                     --
                                                                               1.193                     --
                                                                               1.033                     --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.278                     --
                                                                               1.244                     --
                                                                               1.131                     --
                                                                               1.120                     --
                                                                               1.053                     --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.478                     --
                                                                               1.430                 60,868
                                                                               1.317                     --
                                                                               1.226                     --
                                                                               1.149                     --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 1.782                     --
                                                                               1.560                     --
                                                                               1.555                  1,970
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.774                     --
                                                                               0.816                     --
                                                                               1.453                130,619
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.663                     --
                                                                               1.454                     --
                                                                               1.661                     --
                                                                               1.521                     --
                                                                               1.179                     --
                                                                               2.088                     --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.042                     --
                                                                               1.010                     --
                                                                               1.087                     --
                                                                               0.903                     --
                                                                               0.674                     --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)........................................................... 2012   0.871           0.978                    --
                                                                   2011   0.901           0.871                    --
                                                                   2010   0.840           0.901                    --
                                                                   2009   0.597           0.840                28,859
                                                                   2008   1.126           0.597                28,877
                                                                   2007   1.005           1.126                28,892
                                                                   2006   0.994           1.005                28,907
 MIST PIMCO Total Return Subaccount (Class B) (5/11).............. 2012   1.400           1.499                    --
                                                                   2011   1.410           1.400                    --
 MIST Pioneer Fund Subaccount (Class B) (5/11).................... 2012   1.251           1.353                36,331
                                                                   2011   1.426           1.251                36,331
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)........ 2012   1.436           1.569                11,158
                                                                   2011   1.416           1.436                11,165
                                                                   2010   1.289           1.416                11,172
                                                                   2009   1.057           1.289                11,179
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)........................................................... 2012   1.043           1.167                    --
                                                                   2011   1.170           1.043                    --
                                                                   2010   0.998           1.170                    --
                                                                   2009   0.795           0.998                    --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........... 2012   1.000           0.981                    --
                                                                   2011   1.021           1.000                    --
                                                                   2010   1.041           1.021                13,623
                                                                   2009   1.058           1.041                13,630
                                                                   2008   1.049           1.058                    --
                                                                   2007   1.019           1.049                    --
                                                                   2006   0.999           1.019                    --
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                2012   0.970           0.934                    --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)........ 2012   1.037           1.131                13,090
                                                                   2011   1.036           1.037                13,097
                                                                   2010   0.962           1.036                13,105
                                                                   2009   0.830           0.962                13,114
                                                                   2008   1.090           0.830                13,124
                                                                   2007   1.112           1.090                    --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.890           1.057                26,586
                                                                     2011   0.992           0.890                26,586
                                                                     2010   0.873           0.992                26,586
                                                                     2009   0.637           0.873                26,597
                                                                     2008   1.093           0.637                26,609
                                                                     2007   1.049           1.093                30,070
                                                                     2006   0.996           1.049                30,070
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   0.992           0.999                    --
                                                                     2005   0.983           0.992                    --
                                                                     2004   0.993           0.983                    --
                                                                     2003   1.000           0.993                    --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.237           1.291                    --
                                                                     2005   1.204           1.237                    --
                                                                     2004   1.152           1.204                    --
                                                                     2003   1.000           1.152                    --
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.650           1.794                    --
                                                                     2005   1.476           1.650                16,696
                                                                     2004   1.267           1.476                    --
                                                                     2003   1.000           1.267                    --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   1.001           1.036                    --
                                                                     2006   0.990           1.001                    --
                                                                     2005   0.993           0.990                    --
                                                                     2004   0.983           0.993                    --
                                                                     2003   1.000           0.983                    --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.990           1.109                    --
                                                                     2005   0.998           0.990                    --
                                                                     2004   1.024           0.998                    --
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.089           1.154                    --
                                                                     2005   1.071           1.089                    --
                                                                     2004   1.045           1.071                    --
                                                                     2003   1.000           1.045                    --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.301           1.328                    --
                                                                     2010   1.219           1.301                    --
                                                                     2009   1.060           1.219                    --
                                                                     2008   1.091           1.060                    --
                                                                     2007   1.079           1.091                    --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.241           1.361                    --
                                                                     2006   1.061           1.241                    --
                                                                     2005   0.978           1.061                    --
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.462           1.850                    --
                                                                     2005   1.383           1.462                    --
                                                                     2004   1.194           1.383                    --
                                                                     2003   0.990           1.194                    --
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.338           1.429                    --
                                                                     2010   1.179           1.338                36,331
                                                                     2009   0.963           1.179                36,347
                                                                     2008   1.497           0.963                36,363
                                                                     2007   1.458           1.497                41,082
                                                                     2006   1.278           1.458                    --
                                                                     2005   1.231           1.278                    --
                                                                     2004   1.132           1.231                    --
                                                                     2003   1.000           1.132                    --
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)......... 2012   0.983           1.065                    --
                                                                     2011   1.041           0.983                    --
                                                                     2010   0.972           1.041                 6,377
                                                                     2009   0.857           0.972                 6,380
                                                                     2008   1.296           0.857                 6,384
                                                                     2007   1.242           1.296                    --
                                                                     2006   1.082           1.242                    --
                                                                     2005   0.986           1.082                    --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)......... 2009   0.734           0.731                    --
                                                                     2008   1.140           0.734                 6,920
                                                                     2007   1.139           1.140                 6,920
                                                                     2006   1.037           1.139                 2,448
                                                                     2005   0.996           1.037                    --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.238           1.325                     --
                                                                      2009   0.789           1.238                  2,193
                                                                      2008   1.251           0.789                  2,194
                                                                      2007   1.209           1.251                  2,194
                                                                      2006   1.139           1.209                  2,196
                                                                      2005   1.143           1.139                     --
                                                                      2004   1.082           1.143                     --
                                                                      2003   1.000           1.082                     --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.738           0.705                     --
                                                                      2008   1.250           0.738                 13,643
                                                                      2007   1.213           1.250                  6,785
                                                                      2006   1.081           1.213                     --
                                                                      2005   1.003           1.081                     --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.644           0.678                     --
                                                                      2008   1.290           0.644                 48,848
                                                                      2007   1.225           1.290                 54,285
                                                                      2006   1.146           1.225                 50,103
                                                                      2005   1.133           1.146                 47,677
                                                                      2004   1.087           1.133                     --
                                                                      2003   1.000           1.087                     --
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   1.127           1.028                     --
                                                                      2008   2.095           1.127                     --
                                                                      2007   1.888           2.095                     --
                                                                      2006   1.571           1.888                     --
                                                                      2005   1.391           1.571                     --
                                                                      2004   1.199           1.391                     --
                                                                      2003   0.996           1.199                     --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2009   0.747           0.768                     --
                                                                      2008   1.236           0.747                     --
                                                                      2007   1.166           1.236                295,656
                                                                      2006   1.157           1.166                295,656
                                                                      2005   1.092           1.157                     --
                                                                      2004   1.028           1.092                     --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2007   1.159           1.366                     --
                                                                      2006   1.097           1.159                  6,197
                                                                      2005   1.070           1.097                     --
                                                                      2004   1.061           1.070                     --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   0.955           0.910                    --
                                                                   2008   1.575           0.955                 1,939
                                                                   2007   1.731           1.575                    --
                                                                   2006   1.547           1.731                    --
                                                                   2005   1.420           1.547                    --
                                                                   2004   1.209           1.420                    --
                                                                   2003   1.000           1.209                    --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.298           1.376                    --
                                                                   2005   1.303           1.298                    --
                                                                   2004   1.174           1.303                    --
                                                                   2003   1.000           1.174                    --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   1.061           1.121                    --
                                                                   2008   1.226           1.061                    --
                                                                   2007   1.179           1.226                    --
                                                                   2006   1.132           1.179                    --
                                                                   2005   1.127           1.132                    --
                                                                   2004   1.045           1.127                    --
                                                                   2003   1.000           1.045                    --
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.415           1.411                    --
                                                                   2006   1.255           1.415                43,535
                                                                   2005   1.223           1.255                43,535
                                                                   2004   1.120           1.223                    --
                                                                   2003   0.993           1.120                    --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   2.365           2.588                    --
                                                                   2011   3.158           2.365                    --
                                                                   2010   2.787           3.158                11,761
                                                                   2009   1.634           2.787                11,766
                                                                   2008   3.998           1.634                11,772
                                                                   2007   2.863           3.998                 7,264
                                                                   2006   2.156           2.863                 3,931
                                                                   2005   1.598           2.156                    --
                                                                   2004   1.374           1.598                    --
                                                                   2003   1.000           1.374                    --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........ 2012   1.423           1.534                    --
                                                                2011   1.372           1.423                    --
                                                                2010   1.174           1.372                    --
                                                                2009   1.052           1.174                    --
                                                                2008   1.544           1.052                    --
                                                                2007   1.567           1.544                    --
                                                                2006   1.309           1.567                    --
                                                                2005   1.265           1.309                    --
                                                                2004   1.112           1.265                    --
                                                                2003   1.000           1.112                    --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................ 2012   1.072           1.176                32,365
                                                                2011   1.131           1.072                32,365
                                                                2010   1.005           1.131                60,795
                                                                2009   0.773           1.005                85,186
                                                                2008   1.215           0.773                52,837
                                                                2007   1.172           1.215                24,392
                                                                2006   1.061           1.172                24,405
                                                                2005   0.983           1.061                    --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................ 2012   1.096           1.199                    --
                                                                2011   1.142           1.096                    --
                                                                2010   1.023           1.142                 2,481
                                                                2009   0.794           1.023                 2,483
                                                                2008   1.176           0.794                 2,484
                                                                2007   1.135           1.176                 2,484
                                                                2006   1.047           1.135                 2,486
                                                                2005   0.992           1.047                    --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........ 2012   1.462           1.588                    --
                                                                2011   1.584           1.462                    --
                                                                2010   1.370           1.584                    --
                                                                2009   1.116           1.370                    --
                                                                2008   1.719           1.116                    --
                                                                2007   1.665           1.719                    --
                                                                2006   1.513           1.665                    --
                                                                2005   1.434           1.513                    --
                                                                2004   1.201           1.434                    --
                                                                2003   1.000           1.201                    --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   2.029           2.308           --
                                                                     2011   1.886           2.029           --
                                                                     2010   1.497           1.886           --
                                                                     2009   1.161           1.497           --
                                                                     2008   1.921           1.161           --
                                                                     2007   2.423           1.921           --
                                                                     2006   1.811           2.423           --
                                                                     2005   1.608           1.811           --
                                                                     2004   1.212           1.608           --
                                                                     2003   1.000           1.212           --



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.168           1.243                      --
                                                                     2006   1.124           1.168                 347,197
                                                                     2005   1.056           1.124                 117,113
                                                                     2004   1.000           1.056                   2,994
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.305           1.288                      --
                                                                     2007   1.219           1.305                 224,493
                                                                     2006   1.121           1.219                 193,739
                                                                     2005   1.067           1.121                  86,439
                                                                     2004   1.000           1.067                  19,663
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.200           1.316                 801,594
                                                                     2011   1.156           1.200               1,269,002
                                                                     2010   0.978           1.156               1,226,759
                                                                     2009   0.850           0.978               1,398,277
                                                                     2008   1.191           0.850               1,542,754
                                                                     2007   1.249           1.191               1,513,769
                                                                     2006   1.089           1.249               1,156,428
                                                                     2005   1.074           1.089                 503,843
                                                                     2004   1.000           1.074                  20,290

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.196           1.299                 494,219
                                                                         2011   1.283           1.196                 598,907
                                                                         2010   1.026           1.283                 774,324
                                                                         2009   0.729           1.026                 944,764
                                                                         2008   1.295           0.729                 687,059
                                                                         2007   1.188           1.295                 528,255
                                                                         2006   1.116           1.188                 407,980
                                                                         2005   1.087           1.116                 229,908
                                                                         2004   1.000           1.087                  17,904
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.227           1.421               1,521,960
                                                                         2011   1.401           1.227               1,699,662
                                                                         2010   1.319           1.401               1,961,001
                                                                         2009   0.982           1.319               2,165,533
                                                                         2008   1.682           0.982               2,140,193
                                                                         2007   1.487           1.682               2,156,235
                                                                         2006   1.250           1.487               2,017,281
                                                                         2005   1.158           1.250               1,677,141
                                                                         2004   1.000           1.158                  45,551
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.131           1.312                 892,506
                                                                         2011   1.130           1.131               1,023,144
                                                                         2010   0.925           1.130               1,314,696
                                                                         2009   0.703           0.925               1,521,264
                                                                         2008   1.208           0.703               1,748,688
                                                                         2007   1.259           1.208               1,471,988
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.063           1.188                 220,534
                                                                         2011   1.007           1.063                 149,573
                                                                         2010   0.917           1.007                 148,230
                                                                         2009   0.763           0.917                 145,296
                                                                         2008   1.198           0.763                 149,675
                                                                         2007   1.197           1.198                  54,342
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   1.024           1.153                 286,567
                                                                         2011   1.114           1.024                 337,799
                                                                         2010   0.975           1.114                 362,923
                                                                         2009   0.769           0.975                 382,158
                                                                         2008   1.238           0.769                 417,825
                                                                         2007   1.297           1.238                 465,377

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.192
                                                                               2006   1.032
                                                                               2005   0.976
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.171
                                                                               2006   1.065
                                                                               2005   1.055
                                                                               2004   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.229
                                                                               2006   1.133
                                                                               2005   1.054
                                                                               2004   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2012   1.431
                                                                               2011   1.427
                                                                               2010   1.354
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.717
                                                                               2008   1.277
                                                                               2007   1.227
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.249
                                                                               2011   1.428
                                                                               2010   1.308
                                                                               2009   1.015
                                                                               2008   1.798
                                                                               2007   1.717
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   1.006
                                                                               2011   1.084
                                                                               2010   0.901
                                                                               2009   0.672
                                                                               2008   1.068
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 2012   0.869
                                                                               2011   0.899
                                                                               2010   0.839
                                                                               2009   0.596
                                                                               2008   1.125
                                                                               2007   1.005
                                                                               2006   0.994



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.248                      --
                                                                               1.192                   9,924
                                                                               1.032                      --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.202                      --
                                                                               1.171                  49,025
                                                                               1.065                  21,827
                                                                               1.055                      --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.270                      --
                                                                               1.229               1,031,590
                                                                               1.133                 385,035
                                                                               1.054                      --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 1.633                 882,635
                                                                               1.431               1,073,684
                                                                               1.427               1,214,565
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.680                      --
                                                                               0.717                 457,237
                                                                               1.277                 387,401
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.428                 644,823
                                                                               1.249                 742,717
                                                                               1.428                 806,057
                                                                               1.308                 899,599
                                                                               1.015                 818,702
                                                                               1.798                  63,623
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.038                 305,079
                                                                               1.006                 411,374
                                                                               1.084                 344,056
                                                                               0.901                 471,353
                                                                               0.672                 476,038
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 0.975                      --
                                                                               0.869                 502,572
                                                                               0.899                 595,440
                                                                               0.839                 872,686
                                                                               0.596                 851,309
                                                                               1.125                 688,195
                                                                               1.005                 518,844

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................ 2012   1.438           1.540               5,458,014
                                                                     2011   1.450           1.438               5,532,907
 MIST Pioneer Fund Subaccount (Class B) (5/11)...................... 2012   1.106           1.196                 895,910
                                                                     2011   1.261           1.106                 958,464
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).......... 2012   1.509           1.648               2,036,889
                                                                     2011   1.489           1.509               2,093,865
                                                                     2010   1.356           1.489               2,287,368
                                                                     2009   1.113           1.356               2,366,429
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)............................................................. 2012   0.915           1.023                 243,919
                                                                     2011   1.027           0.915                 266,147
                                                                     2010   0.876           1.027                 370,635
                                                                     2009   0.699           0.876                 454,397
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............. 2012   1.010           0.989               4,464,575
                                                                     2011   1.031           1.010               4,936,230
                                                                     2010   1.052           1.031               4,377,837
                                                                     2009   1.069           1.052               6,208,533
                                                                     2008   1.061           1.069               6,064,712
                                                                     2007   1.031           1.061               4,327,560
                                                                     2006   1.011           1.031               3,617,525
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                  2012   0.970           0.931                 433,184
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).......... 2012   1.034           1.128                 318,644
                                                                     2011   1.033           1.034                 274,228
                                                                     2010   0.961           1.033                 224,192
                                                                     2009   0.829           0.961                 226,540
                                                                     2008   1.089           0.829                 201,892
                                                                     2007   1.112           1.089                 131,504
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.888           1.054                 840,427
                                                                     2011   0.989           0.888                 938,770
                                                                     2010   0.871           0.989               1,210,275
                                                                     2009   0.636           0.871               1,211,369
                                                                     2008   1.092           0.636               1,267,922
                                                                     2007   1.049           1.092               1,264,694
                                                                     2006   0.996           1.049               1,139,537
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   1.004           1.011                      --
                                                                     2005   0.996           1.004               1,698,242
                                                                     2004   1.000           0.996                 106,869

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.077           1.124                      --
                                                                     2005   1.049           1.077                 260,316
                                                                     2004   1.000           1.049                     900
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.309           1.422                      --
                                                                     2005   1.171           1.309                 386,488
                                                                     2004   1.000           1.171                      --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   1.042           1.077                      --
                                                                     2006   1.031           1.042               1,064,576
                                                                     2005   1.034           1.031                 514,683
                                                                     2004   1.000           1.034                  32,248
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.985           1.103                      --
                                                                     2005   0.994           0.985                  79,163
                                                                     2004   1.000           0.994                  11,999
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.044           1.106                      --
                                                                     2005   1.028           1.044                  79,904
                                                                     2004   1.000           1.028                   2,998
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.299           1.326                      --
                                                                     2010   1.217           1.299               1,337,409
                                                                     2009   1.059           1.217               1,640,777
                                                                     2008   1.091           1.059               1,645,994
                                                                     2007   1.079           1.091               1,209,189
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.240           1.359                      --
                                                                     2006   1.061           1.240                 115,695
                                                                     2005   0.978           1.061                   1,262
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.246           1.576                      --
                                                                     2005   1.179           1.246                  12,683
                                                                     2004   1.000           1.179                      --
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.183           1.264                      --
                                                                     2010   1.044           1.183               1,320,670
                                                                     2009   0.853           1.044               1,419,999
                                                                     2008   1.327           0.853               1,438,076
                                                                     2007   1.292           1.327               1,449,136
                                                                     2006   1.134           1.292                 743,755
                                                                     2005   1.092           1.134                 297,159
                                                                     2004   1.000           1.092                   5,417

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05).......... 2012   0.980           1.061               1,281,692
                                                                      2011   1.038           0.980               1,270,019
                                                                      2010   0.970           1.038               1,942,715
                                                                      2009   0.855           0.970               2,071,727
                                                                      2008   1.294           0.855               2,074,491
                                                                      2007   1.241           1.294               2,157,370
                                                                      2006   1.082           1.241               1,274,390
                                                                      2005   0.986           1.082                 358,242
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).......... 2009   0.733           0.730                      --
                                                                      2008   1.138           0.733                 767,328
                                                                      2007   1.138           1.138               1,040,055
                                                                      2006   1.037           1.138                 671,175
                                                                      2005   0.996           1.037                 152,323
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.174           1.257                      --
                                                                      2009   0.749           1.174               1,091,354
                                                                      2008   1.188           0.749               1,001,434
                                                                      2007   1.148           1.188               1,144,561
                                                                      2006   1.083           1.148                 983,104
                                                                      2005   1.087           1.083                 367,656
                                                                      2004   1.000           1.087                  23,069
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.736           0.704                      --
                                                                      2008   1.249           0.736               2,166,886
                                                                      2007   1.212           1.249               1,864,263
                                                                      2006   1.081           1.212               1,644,132
                                                                      2005   1.003           1.081                 512,526
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.615           0.646                      --
                                                                      2008   1.231           0.615                 136,981
                                                                      2007   1.170           1.231                 126,820
                                                                      2006   1.095           1.170                 119,337
                                                                      2005   1.083           1.095                  40,677
                                                                      2004   1.000           1.083                   8,076
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   0.947           0.865                      --
                                                                      2008   1.763           0.947                 814,061
                                                                      2007   1.589           1.763                 765,473
                                                                      2006   1.323           1.589                 366,957
                                                                      2005   1.172           1.323                  53,391
                                                                      2004   1.000           1.172                      --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04)........................................................... 2009   0.732           0.753                      --
                                                                   2008   1.212           0.732                 501,711
                                                                   2007   1.144           1.212                 614,171
                                                                   2006   1.136           1.144                 519,197
                                                                   2005   1.072           1.136                 273,713
                                                                   2004   1.000           1.072                  13,847
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04)........................................................... 2007   1.096           1.290                      --
                                                                   2006   1.037           1.096                 163,621
                                                                   2005   1.012           1.037                  33,843
                                                                   2004   1.000           1.012                     525
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   0.776           0.739                      --
                                                                   2008   1.279           0.776                 876,473
                                                                   2007   1.407           1.279                 907,990
                                                                   2006   1.258           1.407                 674,173
                                                                   2005   1.156           1.258                 192,606
                                                                   2004   1.000           1.156                   8,047
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.105           1.171                      --
                                                                   2005   1.110           1.105                   8,543
                                                                   2004   1.000           1.110                      --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   1.035           1.093                      --
                                                                   2008   1.196           1.035               2,452,360
                                                                   2007   1.150           1.196               2,128,173
                                                                   2006   1.105           1.150               1,747,263
                                                                   2005   1.100           1.105                 838,093
                                                                   2004   1.000           1.100                  44,037
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.258           1.254                      --
                                                                   2006   1.116           1.258                 595,855
                                                                   2005   1.088           1.116                 262,967
                                                                   2004   1.000           1.088                  15,949
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   1.913           2.092                 747,638
                                                                   2011   2.556           1.913                 961,399
                                                                   2010   2.257           2.556               1,237,300
                                                                   2009   1.324           2.257               1,346,529
                                                                   2008   3.241           1.324               1,402,679
                                                                   2007   2.322           3.241               1,307,768
                                                                   2006   1.749           2.322               1,080,978
                                                                   2005   1.297           1.749                 298,561
                                                                   2004   1.000           1.297                     956

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........ 2012   1.263           1.361                 973,124
                                                                2011   1.219           1.263               1,056,120
                                                                2010   1.043           1.219               1,232,318
                                                                2009   0.935           1.043               1,551,380
                                                                2008   1.373           0.935               1,587,548
                                                                2007   1.394           1.373               1,756,462
                                                                2006   1.165           1.394               1,172,681
                                                                2005   1.127           1.165                 535,719
                                                                2004   1.000           1.127                  19,001
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................ 2012   1.068           1.171               3,677,033
                                                                2011   1.127           1.068               4,537,522
                                                                2010   1.003           1.127               5,472,978
                                                                2009   0.771           1.003               7,107,510
                                                                2008   1.213           0.771               6,787,562
                                                                2007   1.171           1.213               6,684,579
                                                                2006   1.061           1.171               5,347,108
                                                                2005   0.983           1.061               2,763,439
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................ 2012   1.092           1.194               6,656,093
                                                                2011   1.139           1.092               7,773,249
                                                                2010   1.020           1.139               8,525,714
                                                                2009   0.792           1.020               9,071,559
                                                                2008   1.174           0.792               9,364,755
                                                                2007   1.134           1.174               8,700,515
                                                                2006   1.046           1.134               6,129,710
                                                                2005   0.992           1.046               2,253,275
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........ 2012   1.164           1.263                 780,565
                                                                2011   1.261           1.164                 891,363
                                                                2010   1.092           1.261               1,033,910
                                                                2009   0.890           1.092               1,380,425
                                                                2008   1.371           0.890               1,458,692
                                                                2007   1.329           1.371               1,562,147
                                                                2006   1.208           1.329               1,272,353
                                                                2005   1.146           1.208                 799,076
                                                                2004   1.000           1.146                  22,849

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   1.647           1.873                 605,900
                                                                     2011   1.532           1.647                 798,937
                                                                     2010   1.216           1.532                 985,366
                                                                     2009   0.944           1.216               1,135,239
                                                                     2008   1.563           0.944               1,169,272
                                                                     2007   1.972           1.563               1,163,856
                                                                     2006   1.475           1.972                 785,698
                                                                     2005   1.310           1.475                 319,632
                                                                     2004   1.000           1.310                   9,668



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.404           1.494                      --
                                                                     2006   1.351           1.404               1,276,451
                                                                     2005   1.271           1.351               1,367,533
                                                                     2004   1.221           1.271                 955,117
                                                                     2003   1.000           1.221                 100,060
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.684           1.662                      --
                                                                     2007   1.574           1.684                 701,338
                                                                     2006   1.448           1.574                 944,451
                                                                     2005   1.379           1.448               1,004,113
                                                                     2004   1.240           1.379                 813,234
                                                                     2003   1.000           1.240                 273,117
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.466           1.607               1,432,303
                                                                     2011   1.412           1.466               1,613,020
                                                                     2010   1.195           1.412               1,933,499
                                                                     2009   1.040           1.195               1,955,852
                                                                     2008   1.457           1.040               2,207,347
                                                                     2007   1.530           1.457               2,919,764
                                                                     2006   1.334           1.530               3,102,680
                                                                     2005   1.317           1.334               3,197,573
                                                                     2004   1.211           1.317               2,319,704
                                                                     2003   1.000           1.211                 374,138

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.592           1.728               1,008,138
                                                                         2011   1.709           1.592               1,134,077
                                                                         2010   1.367           1.709               1,234,868
                                                                         2009   0.973           1.367               1,352,408
                                                                         2008   1.727           0.973               1,334,102
                                                                         2007   1.586           1.727               1,261,032
                                                                         2006   1.490           1.586               1,424,914
                                                                         2005   1.452           1.490               1,406,920
                                                                         2004   1.330           1.452               1,166,987
                                                                         2003   1.000           1.330                 288,268
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.633           1.891               1,487,788
                                                                         2011   1.867           1.633               1,773,593
                                                                         2010   1.758           1.867               1,936,899
                                                                         2009   1.310           1.758               2,042,661
                                                                         2008   2.244           1.310               2,369,655
                                                                         2007   1.985           2.244               2,543,699
                                                                         2006   1.669           1.985               2,903,825
                                                                         2005   1.547           1.669               2,796,139
                                                                         2004   1.333           1.547               1,576,308
                                                                         2003   1.000           1.333                 160,582
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.426           1.653                 766,208
                                                                         2011   1.425           1.426                 837,685
                                                                         2010   1.167           1.425                 893,944
                                                                         2009   0.888           1.167               1,025,931
                                                                         2008   1.526           0.888               1,121,311
                                                                         2007   1.590           1.526               1,255,841
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.184           1.323                 771,895
                                                                         2011   1.123           1.184                 827,880
                                                                         2010   1.023           1.123                 881,821
                                                                         2009   0.852           1.023                 908,710
                                                                         2008   1.337           0.852                 953,380
                                                                         2007   1.337           1.337                 871,677
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   1.334           1.502                 537,521
                                                                         2011   1.453           1.334                 693,937
                                                                         2010   1.272           1.453                 711,759
                                                                         2009   1.004           1.272                 812,464
                                                                         2008   1.617           1.004                 902,809
                                                                         2007   1.694           1.617                 998,239

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.191
                                                                               2006   1.032
                                                                               2005   0.976
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.308
                                                                               2006   1.190
                                                                               2005   1.180
                                                                               2004   1.111
                                                                               2003   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.553
                                                                               2006   1.432
                                                                               2005   1.334
                                                                               2004   1.252
                                                                               2003   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2012   1.547
                                                                               2011   1.543
                                                                               2010   1.465
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.861
                                                                               2008   1.534
                                                                               2007   1.475
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.572
                                                                               2011   1.798
                                                                               2010   1.649
                                                                               2009   1.280
                                                                               2008   2.268
                                                                               2007   2.166
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   1.003
                                                                               2011   1.081
                                                                               2010   0.899
                                                                               2009   0.671
                                                                               2008   1.066



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.246                      --
                                                                               1.191                   2,802
                                                                               1.032                      --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.343                      --
                                                                               1.308               1,064,152
                                                                               1.190               1,041,068
                                                                               1.180                 692,369
                                                                               1.111                 217,412
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.604                      --
                                                                               1.553               1,418,887
                                                                               1.432               1,477,382
                                                                               1.334               1,404,329
                                                                               1.252                 410,937
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 1.765               2,391,821
                                                                               1.547               2,589,883
                                                                               1.543               3,279,515
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.816                      --
                                                                               0.861               1,180,371
                                                                               1.534               1,256,029
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.797               1,519,887
                                                                               1.572               1,846,593
                                                                               1.798               2,295,120
                                                                               1.649               2,528,677
                                                                               1.280               3,009,570
                                                                               2.268                 353,484
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.034               2,902,562
                                                                               1.003               3,074,157
                                                                               1.081               2,967,256
                                                                               0.899               2,853,449
                                                                               0.671               3,150,125

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)........................................................... 2012   0.866           0.972                      --
                                                                   2011   0.897           0.866                 986,644
                                                                   2010   0.837           0.897               1,030,290
                                                                   2009   0.595           0.837               1,256,092
                                                                   2008   1.124           0.595               1,169,800
                                                                   2007   1.005           1.124               1,190,566
                                                                   2006   0.994           1.005               1,156,581
 MIST PIMCO Total Return Subaccount (Class B) (5/11).............. 2012   1.421           1.520               5,700,431
                                                                   2011   1.432           1.421               6,642,169
 MIST Pioneer Fund Subaccount (Class B) (5/11).................... 2012   1.324           1.431               1,786,802
                                                                   2011   1.510           1.324               1,989,680
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)........ 2012   1.424           1.554               3,355,938
                                                                   2011   1.405           1.424               3,917,304
                                                                   2010   1.281           1.405               4,621,907
                                                                   2009   1.051           1.281               4,434,575
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)........................................................... 2012   1.097           1.226                 918,842
                                                                   2011   1.232           1.097               1,125,258
                                                                   2010   1.051           1.232               1,076,232
                                                                   2009   0.839           1.051               1,185,612
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........... 2012   0.990           0.969               7,890,296
                                                                   2011   1.011           0.990               8,183,980
                                                                   2010   1.032           1.011               7,562,774
                                                                   2009   1.050           1.032               6,572,679
                                                                   2008   1.042           1.050               9,643,105
                                                                   2007   1.013           1.042               7,014,620
                                                                   2006   0.994           1.013               3,634,823
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                2012   0.970           0.928                 892,359
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)........ 2012   1.031           1.124               1,309,935
                                                                   2011   1.031           1.031               1,577,941
                                                                   2010   0.959           1.031               1,909,167
                                                                   2009   0.828           0.959               1,576,510
                                                                   2008   1.088           0.828               1,966,414
                                                                   2007   1.111           1.088               2,808,573

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.885           1.050               1,156,456
                                                                     2011   0.987           0.885               1,274,500
                                                                     2010   0.869           0.987               1,435,999
                                                                     2009   0.635           0.869               1,711,634
                                                                     2008   1.091           0.635               1,844,163
                                                                     2007   1.048           1.091               2,043,637
                                                                     2006   0.996           1.048               2,278,512
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   0.987           0.994                      --
                                                                     2005   0.980           0.987               3,543,795
                                                                     2004   0.991           0.980               2,643,226
                                                                     2003   1.000           0.991                 385,422
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.317           1.374                      --
                                                                     2005   1.283           1.317                 924,977
                                                                     2004   1.229           1.283                 713,291
                                                                     2003   1.000           1.229                 227,168
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.831           1.990                      --
                                                                     2005   1.639           1.831               1,216,116
                                                                     2004   1.408           1.639                 777,991
                                                                     2003   1.000           1.408                  54,011
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   1.007           1.041                      --
                                                                     2006   0.997           1.007               1,516,006
                                                                     2005   1.001           0.997               1,542,905
                                                                     2004   0.992           1.001               1,008,871
                                                                     2003   1.000           0.992                 250,581
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.988           1.106                      --
                                                                     2005   0.997           0.988                 383,638
                                                                     2004   1.024           0.997                 222,699
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.151           1.218                      --
                                                                     2005   1.133           1.151               1,693,907
                                                                     2004   1.106           1.133               1,094,370
                                                                     2003   1.000           1.106                 137,083

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.297           1.323                      --
                                                                     2010   1.216           1.297               1,461,097
                                                                     2009   1.059           1.216               1,468,004
                                                                     2008   1.091           1.059               1,868,615
                                                                     2007   1.079           1.091               1,313,583
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.239           1.357                      --
                                                                     2006   1.061           1.239                   6,837
                                                                     2005   0.978           1.061                      --
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.562           1.975                      --
                                                                     2005   1.480           1.562                 231,472
                                                                     2004   1.278           1.480                  87,578
                                                                     2003   1.000           1.278                  23,429
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.418           1.514                      --
                                                                     2010   1.251           1.418               2,428,138
                                                                     2009   1.023           1.251               2,649,235
                                                                     2008   1.591           1.023               2,955,277
                                                                     2007   1.551           1.591               3,446,833
                                                                     2006   1.361           1.551               2,447,215
                                                                     2005   1.312           1.361               2,658,459
                                                                     2004   1.208           1.312               2,248,756
                                                                     2003   1.000           1.208                 462,272
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)......... 2012   0.976           1.057                 345,471
                                                                     2011   1.035           0.976                 420,487
                                                                     2010   0.967           1.035                 645,795
                                                                     2009   0.854           0.967                 756,508
                                                                     2008   1.292           0.854                 475,923
                                                                     2007   1.240           1.292                 579,450
                                                                     2006   1.081           1.240                 275,462
                                                                     2005   0.986           1.081                 167,728
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)......... 2009   0.731           0.728                      --
                                                                     2008   1.137           0.731                 186,866
                                                                     2007   1.137           1.137                 187,295
                                                                     2006   1.036           1.137                 258,917
                                                                     2005   0.996           1.036                 156,994

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.306           1.398                      --
                                                                      2009   0.833           1.306               2,658,032
                                                                      2008   1.322           0.833               1,996,666
                                                                      2007   1.279           1.322               2,598,363
                                                                      2006   1.207           1.279               2,790,189
                                                                      2005   1.212           1.207               3,596,835
                                                                      2004   1.148           1.212               3,522,966
                                                                      2003   1.000           1.148               1,205,755
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.735           0.702                      --
                                                                      2008   1.247           0.735               1,098,128
                                                                      2007   1.211           1.247                 383,542
                                                                      2006   1.080           1.211                 328,696
                                                                      2005   1.003           1.080                 247,924
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.678           0.713                      --
                                                                      2008   1.359           0.678                 574,580
                                                                      2007   1.292           1.359                 644,661
                                                                      2006   1.210           1.292                 654,877
                                                                      2005   1.197           1.210                 803,278
                                                                      2004   1.149           1.197                 696,559
                                                                      2003   1.000           1.149                 294,395
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   1.202           1.097                      --
                                                                      2008   2.237           1.202                 517,392
                                                                      2007   2.018           2.237                 758,170
                                                                      2006   1.681           2.018               1,029,607
                                                                      2005   1.490           1.681                 322,570
                                                                      2004   1.285           1.490                 159,212
                                                                      2003   1.000           1.285                 172,623
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2009   0.743           0.764                      --
                                                                      2008   1.231           0.743               1,440,720
                                                                      2007   1.163           1.231               1,734,195
                                                                      2006   1.155           1.163               1,791,818
                                                                      2005   1.091           1.155               1,385,493
                                                                      2004   1.028           1.091                 704,818
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2007   1.156           1.361                      --
                                                                      2006   1.095           1.156                 413,750
                                                                      2005   1.069           1.095                 415,710
                                                                      2004   1.061           1.069                 287,071

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   1.061           1.011                      --
                                                                   2008   1.751           1.061                 507,673
                                                                   2007   1.927           1.751                 838,933
                                                                   2006   1.724           1.927                 893,855
                                                                   2005   1.585           1.724                 627,878
                                                                   2004   1.350           1.585                 593,744
                                                                   2003   1.000           1.350                 186,734
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.413           1.498                      --
                                                                   2005   1.420           1.413                 466,901
                                                                   2004   1.281           1.420                 302,983
                                                                   2003   1.000           1.281                 139,156
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   1.097           1.158                      --
                                                                   2008   1.268           1.097               2,708,674
                                                                   2007   1.220           1.268               3,157,165
                                                                   2006   1.173           1.220               3,242,456
                                                                   2005   1.169           1.173               3,292,048
                                                                   2004   1.085           1.169               2,181,235
                                                                   2003   1.000           1.085                 293,505
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.496           1.490                      --
                                                                   2006   1.327           1.496               1,374,128
                                                                   2005   1.295           1.327               1,441,581
                                                                   2004   1.187           1.295               1,194,141
                                                                   2003   1.000           1.187                  89,612
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   2.569           2.809                 561,765
                                                                   2011   3.434           2.569                 625,755
                                                                   2010   3.034           3.434                 781,303
                                                                   2009   1.780           3.034                 847,994
                                                                   2008   4.361           1.780                 899,804
                                                                   2007   3.127           4.361                 888,453
                                                                   2006   2.356           3.127                 836,134
                                                                   2005   1.748           2.356                 830,575
                                                                   2004   1.505           1.748                 611,173
                                                                   2003   1.000           1.505                  52,563

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........ 2012   1.524           1.640                 628,815
                                                                2011   1.471           1.524                 689,112
                                                                2010   1.260           1.471                 806,463
                                                                2009   1.130           1.260                 879,174
                                                                2008   1.660           1.130                 975,915
                                                                2007   1.686           1.660               1,432,208
                                                                2006   1.410           1.686               1,532,638
                                                                2005   1.364           1.410               1,283,349
                                                                2004   1.201           1.364               1,000,472
                                                                2003   1.000           1.201                 171,081
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................ 2012   1.065           1.166               1,167,769
                                                                2011   1.124           1.065               1,377,462
                                                                2010   1.000           1.124               1,570,562
                                                                2009   0.770           1.000               1,812,567
                                                                2008   1.211           0.770               1,543,406
                                                                2007   1.170           1.211               1,419,119
                                                                2006   1.061           1.170                 876,134
                                                                2005   0.983           1.061                 250,903
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................ 2012   1.089           1.189               1,918,696
                                                                2011   1.135           1.089               2,067,827
                                                                2010   1.018           1.135               2,210,585
                                                                2009   0.791           1.018               2,605,337
                                                                2008   1.172           0.791               2,390,595
                                                                2007   1.133           1.172               3,543,429
                                                                2006   1.046           1.133               3,284,834
                                                                2005   0.992           1.046                 246,920
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........ 2012   1.592           1.727                 538,324
                                                                2011   1.726           1.592                 605,469
                                                                2010   1.495           1.726                 656,930
                                                                2009   1.219           1.495                 773,883
                                                                2008   1.880           1.219                 892,997
                                                                2007   1.822           1.880               1,117,636
                                                                2006   1.658           1.822               1,177,147
                                                                2005   1.572           1.658               1,410,045
                                                                2004   1.319           1.572               1,074,749
                                                                2003   1.000           1.319                 366,204

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   2.087           2.372                 369,945
                                                                     2011   1.942           2.087                 440,594
                                                                     2010   1.542           1.942                 592,449
                                                                     2009   1.197           1.542                 587,213
                                                                     2008   1.984           1.197                 694,761
                                                                     2007   2.504           1.984                 822,280
                                                                     2006   1.874           2.504               1,079,885
                                                                     2005   1.666           1.874               1,089,109
                                                                     2004   1.256           1.666                 843,386
                                                                     2003   1.000           1.256                 204,947



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.401           1.491                     --
                                                                     2006   1.350           1.401                308,654
                                                                     2005   1.270           1.350                 77,885
                                                                     2004   1.220           1.270                 55,738
                                                                     2003   1.000           1.220                 36,400
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.680           1.657                     --
                                                                     2007   1.571           1.680                 59,267
                                                                     2006   1.446           1.571                 90,985
                                                                     2005   1.378           1.446                 88,840
                                                                     2004   1.239           1.378                 85,825
                                                                     2003   1.000           1.239                 66,556
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.459           1.599                223,702
                                                                     2011   1.407           1.459                220,200
                                                                     2010   1.191           1.407                223,861
                                                                     2009   1.037           1.191                268,280
                                                                     2008   1.454           1.037                321,138
                                                                     2007   1.527           1.454                313,753
                                                                     2006   1.332           1.527                418,836
                                                                     2005   1.316           1.332                396,391
                                                                     2004   1.211           1.316                207,475
                                                                     2003   1.000           1.211                 29,461

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.585           1.720                 63,877
                                                                         2011   1.702           1.585                 67,983
                                                                         2010   1.363           1.702                 73,650
                                                                         2009   0.970           1.363                 99,505
                                                                         2008   1.723           0.970                110,223
                                                                         2007   1.583           1.723                112,889
                                                                         2006   1.488           1.583                148,966
                                                                         2005   1.451           1.488                 95,631
                                                                         2004   1.330           1.451                 47,596
                                                                         2003   1.000           1.330                  8,707
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.626           1.882                 64,326
                                                                         2011   1.859           1.626                 69,229
                                                                         2010   1.752           1.859                 67,513
                                                                         2009   1.306           1.752                 68,376
                                                                         2008   2.239           1.306                116,112
                                                                         2007   1.982           2.239                117,549
                                                                         2006   1.667           1.982                184,551
                                                                         2005   1.546           1.667                110,261
                                                                         2004   1.333           1.546                 67,868
                                                                         2003   1.000           1.333                  3,495
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.419           1.645                143,047
                                                                         2011   1.419           1.419                153,344
                                                                         2010   1.163           1.419                161,174
                                                                         2009   0.885           1.163                226,602
                                                                         2008   1.522           0.885                246,318
                                                                         2007   1.587           1.522                262,572
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.179           1.316                 47,583
                                                                         2011   1.118           1.179                 52,139
                                                                         2010   1.019           1.118                 57,805
                                                                         2009   0.849           1.019                 73,194
                                                                         2008   1.334           0.849                 77,327
                                                                         2007   1.334           1.334                 82,123
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   1.329           1.495                 17,939
                                                                         2011   1.447           1.329                 17,948
                                                                         2010   1.268           1.447                 17,959
                                                                         2009   1.002           1.268                 17,971
                                                                         2008   1.614           1.002                 36,864
                                                                         2007   1.691           1.614                 25,033

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.190
                                                                               2006   1.031
                                                                               2005   0.976
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.305
                                                                               2006   1.188
                                                                               2005   1.179
                                                                               2004   1.110
                                                                               2003   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.550
                                                                               2006   1.430
                                                                               2005   1.333
                                                                               2004   1.252
                                                                               2003   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2012   1.540
                                                                               2011   1.537
                                                                               2010   1.460
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.858
                                                                               2008   1.531
                                                                               2007   1.472
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.566
                                                                               2011   1.791
                                                                               2010   1.643
                                                                               2009   1.276
                                                                               2008   2.262
                                                                               2007   2.162
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   1.000
                                                                               2011   1.078
                                                                               2010   0.897
                                                                               2009   0.670
                                                                               2008   1.064



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.245                     --
                                                                               1.190                 23,578
                                                                               1.031                     --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.340                     --
                                                                               1.305                 99,656
                                                                               1.188                 86,853
                                                                               1.179                 69,791
                                                                               1.110                 43,872
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.601                     --
                                                                               1.550                242,432
                                                                               1.430                231,109
                                                                               1.333                194,067
                                                                               1.252                 12,843
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 1.756                139,453
                                                                               1.540                146,598
                                                                               1.537                173,962
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.814                     --
                                                                               0.858                293,714
                                                                               1.531                299,973
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.788                 16,962
                                                                               1.566                 16,546
                                                                               1.791                 23,282
                                                                               1.643                 27,209
                                                                               1.276                 29,520
                                                                               2.262                 25,320
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.030                 74,774
                                                                               1.000                 81,209
                                                                               1.078                 95,612
                                                                               0.897                102,789
                                                                               0.670                110,720

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)........................................................... 2012   0.864           0.969                     --
                                                                   2011   0.895           0.864                277,092
                                                                   2010   0.836           0.895                272,469
                                                                   2009   0.594           0.836                310,871
                                                                   2008   1.123           0.594                477,575
                                                                   2007   1.004           1.123                505,075
                                                                   2006   0.994           1.004                528,129
 MIST PIMCO Total Return Subaccount (Class B) (5/11).............. 2012   1.414           1.512                397,814
                                                                   2011   1.426           1.414                344,649
 MIST Pioneer Fund Subaccount (Class B) (5/11).................... 2012   1.318           1.424                100,233
                                                                   2011   1.504           1.318                107,718
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)........ 2012   1.418           1.546                115,675
                                                                   2011   1.400           1.418                122,902
                                                                   2010   1.277           1.400                147,323
                                                                   2009   1.048           1.277                114,049
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)........................................................... 2012   1.092           1.220                316,036
                                                                   2011   1.227           1.092                324,275
                                                                   2010   1.048           1.227                339,922
                                                                   2009   0.836           1.048                361,746
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........... 2012   0.986           0.965                270,151
                                                                   2011   1.007           0.986                516,572
                                                                   2010   1.029           1.007                818,186
                                                                   2009   1.047           1.029                817,087
                                                                   2008   1.040           1.047                 36,968
                                                                   2007   1.011           1.040                149,267
                                                                   2006   0.993           1.011                142,957
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                2012   0.960           0.925                275,292
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)........ 2012   1.028           1.120                106,720
                                                                   2011   1.028           1.028                136,976
                                                                   2010   0.957           1.028                136,989
                                                                   2009   0.827           0.957                137,002
                                                                   2008   1.088           0.827                 30,295
                                                                   2007   1.111           1.088                 30,295

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.883           1.047                230,665
                                                                     2011   0.985           0.883                220,777
                                                                     2010   0.868           0.985                231,595
                                                                     2009   0.634           0.868                295,506
                                                                     2008   1.090           0.634                356,402
                                                                     2007   1.048           1.090                365,660
                                                                     2006   0.996           1.048                438,088
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   0.986           0.993                     --
                                                                     2005   0.979           0.986                248,822
                                                                     2004   0.990           0.979                228,855
                                                                     2003   1.000           0.990                     --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.315           1.372                     --
                                                                     2005   1.281           1.315                221,975
                                                                     2004   1.228           1.281                193,987
                                                                     2003   1.000           1.228                 32,569
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.828           1.987                     --
                                                                     2005   1.638           1.828                223,985
                                                                     2004   1.407           1.638                169,351
                                                                     2003   1.000           1.407                 17,668
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   1.006           1.039                     --
                                                                     2006   0.996           1.006                 56,049
                                                                     2005   1.000           0.996                 44,531
                                                                     2004   0.991           1.000                 13,086
                                                                     2003   1.000           0.991                     --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.987           1.105                     --
                                                                     2005   0.997           0.987                     --
                                                                     2004   1.024           0.997                     --
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.149           1.216                     --
                                                                     2005   1.132           1.149                  2,967
                                                                     2004   1.106           1.132                     --
                                                                     2003   1.000           1.106                     --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.295           1.321                     --
                                                                     2010   1.215           1.295                171,630
                                                                     2009   1.058           1.215                115,224
                                                                     2008   1.091           1.058                 78,500
                                                                     2007   1.079           1.091                 89,484
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.237           1.355                     --
                                                                     2006   1.060           1.237                     --
                                                                     2005   0.977           1.060                     --
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.560           1.971                     --
                                                                     2005   1.478           1.560                  4,830
                                                                     2004   1.278           1.478                  1,597
                                                                     2003   1.000           1.278                     --
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.412           1.507                     --
                                                                     2010   1.247           1.412                136,163
                                                                     2009   1.020           1.247                150,110
                                                                     2008   1.588           1.020                158,751
                                                                     2007   1.548           1.588                162,217
                                                                     2006   1.359           1.548                117,980
                                                                     2005   1.311           1.359                117,626
                                                                     2004   1.208           1.311                 68,215
                                                                     2003   1.000           1.208                 15,280
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)......... 2012   0.973           1.053                 28,955
                                                                     2011   1.032           0.973                 28,973
                                                                     2010   0.965           1.032                 28,993
                                                                     2009   0.852           0.965                 36,129
                                                                     2008   1.290           0.852                 54,038
                                                                     2007   1.239           1.290                 58,333
                                                                     2006   1.081           1.239                 55,535
                                                                     2005   0.986           1.081                 13,622
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)......... 2009   0.730           0.727                     --
                                                                     2008   1.135           0.730                149,029
                                                                     2007   1.136           1.135                169,339
                                                                     2006   1.036           1.136                188,898
                                                                     2005   0.996           1.036                 85,592

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.301           1.393                     --
                                                                      2009   0.831           1.301                387,013
                                                                      2008   1.319           0.831                394,407
                                                                      2007   1.277           1.319                393,517
                                                                      2006   1.205           1.277                494,613
                                                                      2005   1.211           1.205                565,829
                                                                      2004   1.148           1.211                484,930
                                                                      2003   1.000           1.148                 44,674
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.734           0.701                     --
                                                                      2008   1.245           0.734                148,546
                                                                      2007   1.210           1.245                138,650
                                                                      2006   1.080           1.210                138,679
                                                                      2005   1.003           1.080                     --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.676           0.711                     --
                                                                      2008   1.355           0.676                185,424
                                                                      2007   1.289           1.355                185,452
                                                                      2006   1.208           1.289                185,476
                                                                      2005   1.196           1.208                 12,915
                                                                      2004   1.149           1.196                 20,367
                                                                      2003   1.000           1.149                  8,812
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   1.198           1.093                     --
                                                                      2008   2.232           1.198                 36,978
                                                                      2007   2.014           2.232                 39,744
                                                                      2006   1.679           2.014                 37,899
                                                                      2005   1.489           1.679                 19,033
                                                                      2004   1.284           1.489                 17,602
                                                                      2003   1.000           1.284                     --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2009   0.742           0.762                     --
                                                                      2008   1.229           0.742                  1,906
                                                                      2007   1.161           1.229                  1,655
                                                                      2006   1.154           1.161                 13,570
                                                                      2005   1.090           1.154                 13,425
                                                                      2004   1.028           1.090                  1,092
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2007   1.155           1.358                     --
                                                                      2006   1.094           1.155                 35,839
                                                                      2005   1.069           1.094                     --
                                                                      2004   1.061           1.069                     --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   1.058           1.008                     --
                                                                   2008   1.747           1.058                116,076
                                                                   2007   1.923           1.747                107,285
                                                                   2006   1.722           1.923                129,725
                                                                   2005   1.583           1.722                110,661
                                                                   2004   1.349           1.583                 82,428
                                                                   2003   1.000           1.349                 65,290
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.411           1.495                     --
                                                                   2005   1.418           1.411                  1,595
                                                                   2004   1.280           1.418                  1,597
                                                                   2003   1.000           1.280                     --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   1.093           1.154                     --
                                                                   2008   1.265           1.093                 79,983
                                                                   2007   1.218           1.265                111,506
                                                                   2006   1.171           1.218                136,426
                                                                   2005   1.167           1.171                185,000
                                                                   2004   1.085           1.167                105,360
                                                                   2003   1.000           1.085                 85,323
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.493           1.487                     --
                                                                   2006   1.326           1.493                 63,992
                                                                   2005   1.294           1.326                 65,701
                                                                   2004   1.187           1.294                 36,753
                                                                   2003   1.000           1.187                 34,614
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   2.558           2.795                 32,896
                                                                   2011   3.421           2.558                 32,379
                                                                   2010   3.023           3.421                 33,403
                                                                   2009   1.775           3.023                 32,633
                                                                   2008   4.350           1.775                 45,130
                                                                   2007   3.121           4.350                 39,913
                                                                   2006   2.353           3.121                 40,788
                                                                   2005   1.747           2.353                 33,414
                                                                   2004   1.504           1.747                 20,200
                                                                   2003   1.000           1.504                  8,367

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........ 2012   1.517           1.632                 59,593
                                                                2011   1.465           1.517                 52,134
                                                                2010   1.256           1.465                 56,089
                                                                2009   1.126           1.256                 74,063
                                                                2008   1.656           1.126                 96,522
                                                                2007   1.683           1.656                108,739
                                                                2006   1.408           1.683                235,456
                                                                2005   1.363           1.408                245,788
                                                                2004   1.200           1.363                119,770
                                                                2003   1.000           1.200                119,366
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................ 2012   1.061           1.162                673,855
                                                                2011   1.121           1.061                681,258
                                                                2010   0.998           1.121                692,934
                                                                2009   0.769           0.998                690,626
                                                                2008   1.210           0.769                590,188
                                                                2007   1.169           1.210                353,737
                                                                2006   1.060           1.169                222,894
                                                                2005   0.983           1.060                 13,052
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................ 2012   1.085           1.185                357,010
                                                                2011   1.132           1.085                424,014
                                                                2010   1.015           1.132                435,153
                                                                2009   0.789           1.015                395,998
                                                                2008   1.171           0.789                523,488
                                                                2007   1.132           1.171                491,924
                                                                2006   1.045           1.132                390,965
                                                                2005   0.992           1.045                159,282
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........ 2012   1.585           1.719                 37,081
                                                                2011   1.720           1.585                 37,934
                                                                2010   1.490           1.720                 39,021
                                                                2009   1.216           1.490                 45,751
                                                                2008   1.875           1.216                 69,079
                                                                2007   1.819           1.875                 69,903
                                                                2006   1.655           1.819                138,595
                                                                2005   1.571           1.655                163,449
                                                                2004   1.318           1.571                 36,422
                                                                2003   1.000           1.318                 16,574

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   2.078           2.360                 68,150
                                                                     2011   1.934           2.078                 76,700
                                                                     2010   1.537           1.934                101,546
                                                                     2009   1.194           1.537                135,067
                                                                     2008   1.979           1.194                122,805
                                                                     2007   2.500           1.979                140,036
                                                                     2006   1.871           2.500                150,631
                                                                     2005   1.664           1.871                153,453
                                                                     2004   1.256           1.664                140,554
                                                                     2003   1.000           1.256                  8,492



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.318           1.402                     --
                                                                     2006   1.271           1.318                152,458
                                                                     2005   1.196           1.271                 97,463
                                                                     2004   1.150           1.196                    959
                                                                     2003   1.000           1.150                     --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.522           1.501                     --
                                                                     2007   1.424           1.522                205,972
                                                                     2006   1.311           1.424                197,598
                                                                     2005   1.250           1.311                112,316
                                                                     2004   1.125           1.250                    923
                                                                     2003   1.004           1.125                     --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.380           1.511                610,890
                                                                     2011   1.331           1.380                672,651
                                                                     2010   1.127           1.331                762,084
                                                                     2009   0.982           1.127                832,038
                                                                     2008   1.377           0.982                869,715
                                                                     2007   1.447           1.377                893,429
                                                                     2006   1.263           1.447                659,851
                                                                     2005   1.248           1.263                308,492
                                                                     2004   1.149           1.248                 17,811
                                                                     2003   1.000           1.149                     --

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.451           1.573                 341,064
                                                                         2011   1.558           1.451                 382,611
                                                                         2010   1.248           1.558                 416,400
                                                                         2009   0.889           1.248                 443,376
                                                                         2008   1.580           0.889                 291,442
                                                                         2007   1.452           1.580                 263,082
                                                                         2006   1.365           1.452                 209,223
                                                                         2005   1.332           1.365                 142,230
                                                                         2004   1.221           1.332                  13,077
                                                                         2003   1.000           1.221                      --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.477           1.708                 892,122
                                                                         2011   1.689           1.477                 974,513
                                                                         2010   1.593           1.689               1,045,008
                                                                         2009   1.188           1.593               1,143,831
                                                                         2008   2.037           1.188               1,222,137
                                                                         2007   1.804           2.037               1,379,337
                                                                         2006   1.518           1.804               1,194,699
                                                                         2005   1.409           1.518                 976,249
                                                                         2004   1.215           1.409                  35,367
                                                                         2003   1.000           1.215                      --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.297           1.503                 517,081
                                                                         2011   1.298           1.297                 748,771
                                                                         2010   1.064           1.298                 705,100
                                                                         2009   0.810           1.064                 607,206
                                                                         2008   1.394           0.810                 647,413
                                                                         2007   1.453           1.394                 662,431
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.113           1.242               1,569,072
                                                                         2011   1.056           1.113               1,540,342
                                                                         2010   0.963           1.056               1,681,761
                                                                         2009   0.803           0.963               1,815,238
                                                                         2008   1.262           0.803               1,630,635
                                                                         2007   1.262           1.262               1,496,484
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   1.199           1.348                 180,451
                                                                         2011   1.306           1.199                 204,240
                                                                         2010   1.145           1.306                 243,750
                                                                         2009   0.905           1.145                 240,105
                                                                         2008   1.459           0.905                 244,917
                                                                         2007   1.529           1.459                 261,378

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.189
                                                                               2006   1.031
                                                                               2005   0.976
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.235
                                                                               2006   1.125
                                                                               2005   1.117
                                                                               2004   1.052
                                                                               2003   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.420
                                                                               2006   1.311
                                                                               2005   1.222
                                                                               2004   1.148
                                                                               2003   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2012   1.534
                                                                               2011   1.532
                                                                               2010   1.455
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.807
                                                                               2008   1.440
                                                                               2007   1.385
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.429
                                                                               2011   1.636
                                                                               2010   1.501
                                                                               2009   1.166
                                                                               2008   2.069
                                                                               2007   1.978
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   0.996
                                                                               2011   1.075
                                                                               2010   0.895
                                                                               2009   0.669
                                                                               2008   1.063



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.243                      --
                                                                               1.189                  65,700
                                                                               1.031                  21,725
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.268                      --
                                                                               1.235                 853,550
                                                                               1.125                  93,889
                                                                               1.117                   3,088
                                                                               1.052                      --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.467                      --
                                                                               1.420                 732,486
                                                                               1.311                 154,342
                                                                               1.222                      --
                                                                               1.148                      --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 1.748               1,759,081
                                                                               1.534               1,841,239
                                                                               1.532               1,884,532
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.765                      --
                                                                               0.807                 242,182
                                                                               1.440                 226,750
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.631                 423,883
                                                                               1.429                 514,171
                                                                               1.636                 542,075
                                                                               1.501                 554,678
                                                                               1.166                 586,996
                                                                               2.069                  13,231
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.026                 473,681
                                                                               0.996                 505,149
                                                                               1.075                 463,499
                                                                               0.895                 398,822
                                                                               0.669                 378,102

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)........................................................... 2012   0.861           0.966                      --
                                                                   2011   0.893           0.861                 629,019
                                                                   2010   0.834           0.893                 688,766
                                                                   2009   0.593           0.834                 894,060
                                                                   2008   1.122           0.593                 677,434
                                                                   2007   1.004           1.122                 600,677
                                                                   2006   0.994           1.004                 505,262
 MIST PIMCO Total Return Subaccount (Class B) (5/11).............. 2012   1.376           1.471               3,883,138
                                                                   2011   1.388           1.376               4,148,350
 MIST Pioneer Fund Subaccount (Class B) (5/11).................... 2012   1.230           1.328                 682,775
                                                                   2011   1.404           1.230                 738,972
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)........ 2012   1.412           1.539               4,565,747
                                                                   2011   1.395           1.412               4,867,441
                                                                   2010   1.273           1.395               5,177,999
                                                                   2009   1.045           1.273               5,102,042
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)........................................................... 2012   1.025           1.145                 367,667
                                                                   2011   1.152           1.025                 355,840
                                                                   2010   0.985           1.152                 308,470
                                                                   2009   0.786           0.985                 259,101
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........... 2012   0.984           0.962               5,447,560
                                                                   2011   1.005           0.984               5,574,947
                                                                   2010   1.028           1.005               5,758,011
                                                                   2009   1.046           1.028               7,628,176
                                                                   2008   1.040           1.046               7,012,301
                                                                   2007   1.012           1.040               4,380,223
                                                                   2006   0.993           1.012               4,014,525
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                2012   0.960           0.922                 614,203
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)........ 2012   1.025           1.116               1,660,269
                                                                   2011   1.026           1.025               1,802,616
                                                                   2010   0.955           1.026               1,854,385
                                                                   2009   0.825           0.955               2,276,123
                                                                   2008   1.087           0.825               1,231,684
                                                                   2007   1.110           1.087                 562,973

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.880           1.043                 585,544
                                                                     2011   0.982           0.880                 712,965
                                                                     2010   0.866           0.982                 739,403
                                                                     2009   0.633           0.866                 845,006
                                                                     2008   1.089           0.633                 896,168
                                                                     2007   1.047           1.089                 844,005
                                                                     2006   0.996           1.047                 747,772
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   0.987           0.993                      --
                                                                     2005   0.980           0.987               1,262,740
                                                                     2004   0.992           0.980                 270,004
                                                                     2003   1.000           0.992                      --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.231           1.284                      --
                                                                     2005   1.200           1.231                 188,337
                                                                     2004   1.151           1.200                  16,464
                                                                     2003   1.000           1.151                      --
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.642           1.784                      --
                                                                     2005   1.472           1.642                 176,550
                                                                     2004   1.265           1.472                   2,002
                                                                     2003   1.000           1.265                      --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   0.994           1.027                      --
                                                                     2006   0.985           0.994                 413,296
                                                                     2005   0.990           0.985                 138,047
                                                                     2004   0.982           0.990                   4,059
                                                                     2003   1.000           0.982                      --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.986           1.103                      --
                                                                     2005   0.996           0.986                  42,144
                                                                     2004   1.024           0.996                   1,156
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.084           1.146                      --
                                                                     2005   1.068           1.084                 186,257
                                                                     2004   1.044           1.068                      --
                                                                     2003   1.000           1.044                      --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.293           1.319                      --
                                                                     2010   1.213           1.293               1,855,668
                                                                     2009   1.057           1.213               1,716,896
                                                                     2008   1.090           1.057               1,132,743
                                                                     2007   1.079           1.090                 851,738
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.236           1.354                      --
                                                                     2006   1.060           1.236                   4,418
                                                                     2005   0.977           1.060                  19,224
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.454           1.837                      --
                                                                     2005   1.379           1.454                  26,518
                                                                     2004   1.193           1.379                      --
                                                                     2003   0.990           1.193                      --
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.318           1.407                      --
                                                                     2010   1.164           1.318                 782,086
                                                                     2009   0.953           1.164                 827,996
                                                                     2008   1.484           0.953                 870,388
                                                                     2007   1.448           1.484                 876,327
                                                                     2006   1.272           1.448                 455,560
                                                                     2005   1.227           1.272                 394,294
                                                                     2004   1.131           1.227                      --
                                                                     2003   1.000           1.131                      --
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)......... 2012   0.970           1.049                 773,347
                                                                     2011   1.029           0.970                 838,235
                                                                     2010   0.963           1.029               1,002,389
                                                                     2009   0.850           0.963                 971,619
                                                                     2008   1.289           0.850               1,152,185
                                                                     2007   1.238           1.289                 738,635
                                                                     2006   1.080           1.238                 648,536
                                                                     2005   0.986           1.080                 247,718
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)......... 2009   0.729           0.725                      --
                                                                     2008   1.133           0.729               2,782,170
                                                                     2007   1.135           1.133               2,222,632
                                                                     2006   1.035           1.135               1,424,978
                                                                     2005   0.996           1.035                 114,430

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.222           1.307                      --
                                                                      2009   0.780           1.222               2,153,739
                                                                      2008   1.239           0.780               1,561,877
                                                                      2007   1.200           1.239               1,488,718
                                                                      2006   1.133           1.200                 873,996
                                                                      2005   1.139           1.133                 152,759
                                                                      2004   1.081           1.139                      --
                                                                      2003   1.000           1.081                      --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.732           0.699                      --
                                                                      2008   1.243           0.732               1,046,766
                                                                      2007   1.208           1.243                 901,767
                                                                      2006   1.079           1.208                 783,935
                                                                      2005   1.003           1.079                 471,583
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.637           0.670                      --
                                                                      2008   1.278           0.637                 187,658
                                                                      2007   1.216           1.278                 177,229
                                                                      2006   1.140           1.216                  37,847
                                                                      2005   1.129           1.140                  10,683
                                                                      2004   1.086           1.129                      --
                                                                      2003   1.000           1.086                      --
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   1.114           1.016                      --
                                                                      2008   2.077           1.114                 156,850
                                                                      2007   1.875           2.077                 172,734
                                                                      2006   1.563           1.875                 123,275
                                                                      2005   1.387           1.563                  39,036
                                                                      2004   1.197           1.387                      --
                                                                      2003   0.996           1.197                      --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2009   0.740           0.760                      --
                                                                      2008   1.227           0.740                 344,348
                                                                      2007   1.160           1.227                 381,437
                                                                      2006   1.153           1.160                 321,566
                                                                      2005   1.090           1.153                 150,546
                                                                      2004   1.028           1.090                   2,106
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2007   1.153           1.356                      --
                                                                      2006   1.093           1.153                  74,198
                                                                      2005   1.068           1.093                  36,466
                                                                      2004   1.061           1.068                      --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   0.945           0.900                      --
                                                                   2008   1.560           0.945                 318,190
                                                                   2007   1.719           1.560                 300,267
                                                                   2006   1.539           1.719                 252,134
                                                                   2005   1.416           1.539                  87,838
                                                                   2004   1.207           1.416                      --
                                                                   2003   1.000           1.207                      --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.291           1.368                      --
                                                                   2005   1.299           1.291                   1,437
                                                                   2004   1.173           1.299                      --
                                                                   2003   1.000           1.173                      --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   1.050           1.108                      --
                                                                   2008   1.215           1.050               3,917,463
                                                                   2007   1.170           1.215               3,385,599
                                                                   2006   1.126           1.170               1,734,444
                                                                   2005   1.123           1.126                 563,381
                                                                   2004   1.044           1.123                  20,010
                                                                   2003   1.000           1.044                      --
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.405           1.399                      --
                                                                   2006   1.248           1.405                 199,064
                                                                   2005   1.219           1.248                 146,050
                                                                   2004   1.119           1.219                      --
                                                                   2003   0.993           1.119                      --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   2.325           2.539                 352,834
                                                                   2011   3.111           2.325                 374,021
                                                                   2010   2.751           3.111                 467,709
                                                                   2009   1.616           2.751                 478,714
                                                                   2008   3.962           1.616                 392,743
                                                                   2007   2.843           3.962                 362,481
                                                                   2006   2.145           2.843                 279,464
                                                                   2005   1.593           2.145                 110,248
                                                                   2004   1.372           1.593                      --
                                                                   2003   1.000           1.372                      --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........ 2012   1.399           1.505                 387,750
                                                                2011   1.352           1.399                 443,450
                                                                2010   1.159           1.352                 470,533
                                                                2009   1.040           1.159                 499,243
                                                                2008   1.530           1.040                 562,329
                                                                2007   1.556           1.530                 692,157
                                                                2006   1.302           1.556                 387,094
                                                                2005   1.261           1.302                 159,828
                                                                2004   1.111           1.261                   1,953
                                                                2003   1.000           1.111                      --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................ 2012   1.058           1.157              61,614,213
                                                                2011   1.118           1.058              64,115,693
                                                                2010   0.996           1.118              67,093,347
                                                                2009   0.767           0.996              69,942,656
                                                                2008   1.208           0.767              73,180,720
                                                                2007   1.168           1.208              60,850,809
                                                                2006   1.060           1.168              37,017,997
                                                                2005   0.983           1.060               1,160,964
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................ 2012   1.081           1.180              24,921,222
                                                                2011   1.129           1.081              25,550,474
                                                                2010   1.013           1.129              27,045,384
                                                                2009   0.788           1.013              27,575,738
                                                                2008   1.169           0.788              29,025,111
                                                                2007   1.131           1.169              25,120,906
                                                                2006   1.045           1.131              14,750,685
                                                                2005   0.992           1.045                 707,003
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........ 2012   1.437           1.558                 491,106
                                                                2011   1.560           1.437                 543,373
                                                                2010   1.353           1.560                 699,721
                                                                2009   1.104           1.353                 763,643
                                                                2008   1.704           1.104                 724,375
                                                                2007   1.653           1.704                 720,776
                                                                2006   1.505           1.653                 501,696
                                                                2005   1.430           1.505                 225,231
                                                                2004   1.200           1.430                  14,164
                                                                2003   1.000           1.200                      --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   1.995           2.265               216,119
                                                                     2011   1.858           1.995               260,473
                                                                     2010   1.477           1.858               266,952
                                                                     2009   1.148           1.477               265,718
                                                                     2008   1.904           1.148               250,224
                                                                     2007   2.406           1.904               334,000
                                                                     2006   1.802           2.406               251,457
                                                                     2005   1.603           1.802               107,773
                                                                     2004   1.211           1.603                   788
                                                                     2003   1.000           1.211                    --



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.169           1.243                     --
                                                                     2006   1.127           1.169                100,852
                                                                     2005   1.062           1.127                102,564
                                                                     2004   1.000           1.062                     --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.339           1.320                     --
                                                                     2007   1.253           1.339                 48,930
                                                                     2006   1.155           1.253                 20,570
                                                                     2005   1.101           1.155                     --
                                                                     2004   1.000           1.101                     --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.199           1.312                 83,893
                                                                     2011   1.157           1.199                 84,836
                                                                     2010   0.981           1.157                 95,277
                                                                     2009   0.855           0.981                 97,909
                                                                     2008   1.199           0.855                 27,190
                                                                     2007   1.260           1.199                 28,069
                                                                     2006   1.101           1.260                 23,082
                                                                     2005   1.088           1.101                 21,819
                                                                     2004   1.000           1.088                     --

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.202           1.302                18,423
                                                                         2011   1.291           1.202                 8,863
                                                                         2010   1.035           1.291                 9,504
                                                                         2009   0.737           1.035                10,090
                                                                         2008   1.311           0.737                13,652
                                                                         2007   1.206           1.311                45,305
                                                                         2006   1.134           1.206                27,980
                                                                         2005   1.107           1.134                    --
                                                                         2004   1.000           1.107                    --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.204           1.392                    --
                                                                         2011   1.378           1.204                    --
                                                                         2010   1.300           1.378                 1,289
                                                                         2009   0.970           1.300                 4,681
                                                                         2008   1.665           0.970                 6,651
                                                                         2007   1.475           1.665                 5,990
                                                                         2006   1.242           1.475                 6,566
                                                                         2005   1.153           1.242                 6,907
                                                                         2004   1.000           1.153                 2,400
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.097           1.270                30,053
                                                                         2011   1.098           1.097                60,384
                                                                         2010   0.900           1.098                73,857
                                                                         2009   0.686           0.900                80,596
                                                                         2008   1.181           0.686                78,465
                                                                         2007   1.232           1.181                76,228
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.037           1.157                    --
                                                                         2011   0.985           1.037                    --
                                                                         2010   0.898           0.985                    --
                                                                         2009   0.749           0.898                    --
                                                                         2008   1.178           0.749                    --
                                                                         2007   1.179           1.178                39,991
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   1.004           1.129                    --
                                                                         2011   1.095           1.004                    --
                                                                         2010   0.960           1.095                    --
                                                                         2009   0.759           0.960                    --
                                                                         2008   1.224           0.759                    --
                                                                         2007   1.284           1.224                    --

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.188
                                                                               2006   1.030
                                                                               2005   0.976
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.154
                                                                               2006   1.052
                                                                               2005   1.044
                                                                               2004   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.204
                                                                               2006   1.112
                                                                               2005   1.037
                                                                               2004   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2012   1.388
                                                                               2011   1.387
                                                                               2010   1.318
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.714
                                                                               2008   1.276
                                                                               2007   1.228
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.221
                                                                               2011   1.398
                                                                               2010   1.284
                                                                               2009   0.998
                                                                               2008   1.771
                                                                               2007   1.694
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   0.993
                                                                               2011   1.072
                                                                               2010   0.893
                                                                               2009   0.667
                                                                               2008   1.061
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 2012   0.859
                                                                               2011   0.891
                                                                               2010   0.833
                                                                               2009   0.593
                                                                               2008   1.121
                                                                               2007   1.003
                                                                               2006   0.994



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.242                     --
                                                                               1.188                     --
                                                                               1.030                     --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.184                     --
                                                                               1.154                 22,928
                                                                               1.052                     --
                                                                               1.044                     --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.243                     --
                                                                               1.204                 51,528
                                                                               1.112                  8,278
                                                                               1.037                     --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 1.581                 58,450
                                                                               1.388                 75,532
                                                                               1.387                135,492
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.677                     --
                                                                               0.714                 91,316
                                                                               1.276                 94,385
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.393                183,252
                                                                               1.221                185,757
                                                                               1.398                246,499
                                                                               1.284                285,027
                                                                               0.998                327,394
                                                                               1.771                     --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.022                169,411
                                                                               0.993                186,468
                                                                               1.072                223,296
                                                                               0.893                229,127
                                                                               0.667                251,501
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 0.963                     --
                                                                               0.859                 68,819
                                                                               0.891                 70,502
                                                                               0.833                 65,912
                                                                               0.593                 68,441
                                                                               1.121                108,075
                                                                               1.003                 88,431

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................ 2012   1.360           1.453                 25,290
                                                                     2011   1.373           1.360                 24,862
 MIST Pioneer Fund Subaccount (Class B) (5/11)...................... 2012   1.102           1.189                115,727
                                                                     2011   1.258           1.102                118,734
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).......... 2012   1.429           1.557                324,350
                                                                     2011   1.413           1.429                312,669
                                                                     2010   1.289           1.413                312,156
                                                                     2009   1.059           1.289                315,972
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)............................................................. 2012   0.906           1.012                 83,631
                                                                     2011   1.019           0.906                 87,639
                                                                     2010   0.872           1.019                 98,884
                                                                     2009   0.696           0.872                100,754
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............. 2012   0.991           0.968                 31,491
                                                                     2011   1.013           0.991                169,646
                                                                     2010   1.036           1.013                 38,483
                                                                     2009   1.055           1.036                 62,582
                                                                     2008   1.049           1.055                 13,530
                                                                     2007   1.022           1.049                 24,586
                                                                     2006   1.003           1.022                 16,140
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                  2012   0.960           0.919                 21,152
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).......... 2012   1.023           1.113                104,902
                                                                     2011   1.024           1.023                113,808
                                                                     2010   0.953           1.024                121,799
                                                                     2009   0.824           0.953                131,336
                                                                     2008   1.086           0.824                134,127
                                                                     2007   1.109           1.086                193,463
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.878           1.040                123,573
                                                                     2011   0.980           0.878                171,178
                                                                     2010   0.865           0.980                182,880
                                                                     2009   0.633           0.865                200,176
                                                                     2008   1.088           0.633                186,927
                                                                     2007   1.047           1.088                195,182
                                                                     2006   0.996           1.047                213,066
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   0.997           1.003                     --
                                                                     2005   0.991           0.997                 15,391
                                                                     2004   1.000           0.991                     --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.092           1.138                     --
                                                                     2005   1.065           1.092                  8,108
                                                                     2004   1.000           1.065                     --
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.299           1.411                     --
                                                                     2005   1.165           1.299                130,974
                                                                     2004   1.000           1.165                     --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   0.996           1.028                     --
                                                                     2006   0.987           0.996                 40,869
                                                                     2005   0.992           0.987                 39,202
                                                                     2004   1.000           0.992                     --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.986           1.102                     --
                                                                     2005   0.996           0.986                     --
                                                                     2004   1.024           0.996                     --
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.035           1.094                     --
                                                                     2005   1.020           1.035                  3,976
                                                                     2004   1.000           1.020                     --
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.291           1.317                     --
                                                                     2010   1.212           1.291                 29,176
                                                                     2009   1.057           1.212                 20,384
                                                                     2008   1.090           1.057                 19,251
                                                                     2007   1.079           1.090                 35,992
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.235           1.352                     --
                                                                     2006   1.059           1.235                  3,927
                                                                     2005   0.977           1.059                  3,937
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.257           1.586                     --
                                                                     2005   1.192           1.257                     --
                                                                     2004   1.000           1.192                     --
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.181           1.260                     --
                                                                     2010   1.044           1.181                130,249
                                                                     2009   0.855           1.044                136,301
                                                                     2008   1.332           0.855                127,614
                                                                     2007   1.300           1.332                135,240
                                                                     2006   1.143           1.300                141,624
                                                                     2005   1.103           1.143                140,572
                                                                     2004   1.000           1.103                     --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05).......... 2012   0.966           1.045                 51,558
                                                                      2011   1.026           0.966                 52,450
                                                                      2010   0.960           1.026                 55,757
                                                                      2009   0.849           0.960                 60,086
                                                                      2008   1.287           0.849                 58,191
                                                                      2007   1.237           1.287                 57,785
                                                                      2006   1.080           1.237                     --
                                                                      2005   0.986           1.080                     --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).......... 2009   0.727           0.724                     --
                                                                      2008   1.132           0.727                 16,031
                                                                      2007   1.134           1.132                 17,782
                                                                      2006   1.035           1.134                  1,902
                                                                      2005   0.996           1.035                     --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.103           1.180                     --
                                                                      2009   0.705           1.103                    848
                                                                      2008   1.120           0.705                    993
                                                                      2007   1.085           1.120                238,858
                                                                      2006   1.025           1.085                359,442
                                                                      2005   1.031           1.025                     --
                                                                      2004   1.000           1.031                     --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.731           0.698                     --
                                                                      2008   1.242           0.731                131,565
                                                                      2007   1.207           1.242                     --
                                                                      2006   1.079           1.207                     --
                                                                      2005   1.003           1.079                     --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.597           0.627                     --
                                                                      2008   1.197           0.597                     --
                                                                      2007   1.140           1.197                     --
                                                                      2006   1.069           1.140                     --
                                                                      2005   1.060           1.069                     --
                                                                      2004   1.000           1.060                     --
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   0.946           0.863                     --
                                                                      2008   1.763           0.946                     --
                                                                      2007   1.593           1.763                     --
                                                                      2006   1.329           1.593                     --
                                                                      2005   1.180           1.329                     --
                                                                      2004   1.000           1.180                     --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04)........................................................... 2009   0.738           0.758                     --
                                                                   2008   1.224           0.738                 72,759
                                                                   2007   1.158           1.224                 77,665
                                                                   2006   1.152           1.158                 82,911
                                                                   2005   1.089           1.152                 81,915
                                                                   2004   1.028           1.089                     --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04)........................................................... 2007   1.151           1.353                     --
                                                                   2006   1.092           1.151                  3,723
                                                                   2005   1.068           1.092                     --
                                                                   2004   1.061           1.068                     --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   0.757           0.721                     --
                                                                   2008   1.251           0.757                 41,620
                                                                   2007   1.378           1.251                 34,778
                                                                   2006   1.235           1.378                  5,080
                                                                   2005   1.137           1.235                     --
                                                                   2004   1.000           1.137                     --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.082           1.146                     --
                                                                   2005   1.089           1.082                     --
                                                                   2004   1.000           1.089                     --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   0.987           1.042                     --
                                                                   2008   1.143           0.987                132,054
                                                                   2007   1.101           1.143                161,643
                                                                   2006   1.060           1.101                165,687
                                                                   2005   1.058           1.060                152,594
                                                                   2004   1.000           1.058                     --
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.253           1.247                     --
                                                                   2006   1.113           1.253                 13,181
                                                                   2005   1.088           1.113                 13,647
                                                                   2004   1.000           1.088                     --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   1.661           1.813                 27,501
                                                                   2011   2.224           1.661                 41,499
                                                                   2010   1.968           2.224                 36,996
                                                                   2009   1.156           1.968                 41,530
                                                                   2008   2.837           1.156                 47,696
                                                                   2007   2.037           2.837                 42,036
                                                                   2006   1.537           2.037                 27,146
                                                                   2005   1.142           1.537                     --
                                                                   2004   1.000           1.142                     --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........ 2012   1.251           1.345                     --
                                                                2011   1.210           1.251                     --
                                                                2010   1.038           1.210                     --
                                                                2009   0.932           1.038                     --
                                                                2008   1.371           0.932                     --
                                                                2007   1.395           1.371                     --
                                                                2006   1.168           1.395                     --
                                                                2005   1.132           1.168                     --
                                                                2004   1.000           1.132                     --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................ 2012   1.054           1.153                  9,013
                                                                2011   1.114           1.054                  9,049
                                                                2010   0.993           1.114                123,368
                                                                2009   0.766           0.993                123,409
                                                                2008   1.206           0.766                  9,172
                                                                2007   1.167           1.206                     --
                                                                2006   1.059           1.167                     --
                                                                2005   0.983           1.059                     --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................ 2012   1.078           1.175                 39,747
                                                                2011   1.126           1.078                 41,570
                                                                2010   1.010           1.126                 41,651
                                                                2009   0.786           1.010                 41,794
                                                                2008   1.167           0.786                 41,987
                                                                2007   1.130           1.167                 45,883
                                                                2006   1.045           1.130                 45,924
                                                                2005   0.992           1.045                 40,276
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........ 2012   1.172           1.269                     --
                                                                2011   1.273           1.172                     --
                                                                2010   1.104           1.273                     --
                                                                2009   0.901           1.104                     --
                                                                2008   1.392           0.901                     --
                                                                2007   1.351           1.392                     --
                                                                2006   1.231           1.351                     --
                                                                2005   1.170           1.231                     --
                                                                2004   1.000           1.170                     --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   1.538           1.745                23,884
                                                                     2011   1.433           1.538                49,874
                                                                     2010   1.140           1.433                54,993
                                                                     2009   0.886           1.140                57,343
                                                                     2008   1.470           0.886                46,566
                                                                     2007   1.859           1.470                76,956
                                                                     2006   1.393           1.859                47,009
                                                                     2005   1.240           1.393                 6,621
                                                                     2004   1.000           1.240                    --



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.393           1.482                      --
                                                                     2006   1.344           1.393                 684,855
                                                                     2005   1.267           1.344                 716,175
                                                                     2004   1.219           1.267                 689,264
                                                                     2003   1.000           1.219                 128,865
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.669           1.645                      --
                                                                     2007   1.563           1.669                 289,693
                                                                     2006   1.441           1.563                 285,922
                                                                     2005   1.374           1.441                 283,768
                                                                     2004   1.238           1.374                 241,962
                                                                     2003   1.000           1.238                  19,208
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.441           1.576                 672,139
                                                                     2011   1.391           1.441                 698,636
                                                                     2010   1.180           1.391                 761,573
                                                                     2009   1.029           1.180                 826,413
                                                                     2008   1.444           1.029                 970,424
                                                                     2007   1.518           1.444               1,157,148
                                                                     2006   1.327           1.518               1,295,206
                                                                     2005   1.312           1.327               1,395,984
                                                                     2004   1.210           1.312               1,267,817
                                                                     2003   1.000           1.210                 302,021

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.565           1.695                 353,870
                                                                         2011   1.683           1.565                 394,693
                                                                         2010   1.349           1.683                 433,418
                                                                         2009   0.962           1.349                 499,780
                                                                         2008   1.711           0.962                 423,284
                                                                         2007   1.574           1.711                 474,991
                                                                         2006   1.482           1.574                 528,578
                                                                         2005   1.447           1.482                 543,569
                                                                         2004   1.328           1.447                 524,690
                                                                         2003   1.000           1.328                 177,710
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.605           1.855                 560,952
                                                                         2011   1.838           1.605                 659,711
                                                                         2010   1.735           1.838                 726,578
                                                                         2009   1.296           1.735                 720,976
                                                                         2008   2.224           1.296                 654,891
                                                                         2007   1.971           2.224                 723,589
                                                                         2006   1.661           1.971                 709,070
                                                                         2005   1.542           1.661               1,084,809
                                                                         2004   1.331           1.542                 561,804
                                                                         2003   1.000           1.331                  93,864
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.401           1.622                 633,234
                                                                         2011   1.403           1.401                 598,391
                                                                         2010   1.151           1.403                 692,220
                                                                         2009   0.878           1.151                 773,260
                                                                         2008   1.512           0.878                 830,731
                                                                         2007   1.577           1.512                 920,562
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.164           1.297                 146,779
                                                                         2011   1.106           1.164                 182,083
                                                                         2010   1.009           1.106                 215,436
                                                                         2009   0.842           1.009                 224,692
                                                                         2008   1.325           0.842                 234,511
                                                                         2007   1.326           1.325                 235,616
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   1.312           1.473                  91,986
                                                                         2011   1.431           1.312                 117,821
                                                                         2010   1.255           1.431                 123,958
                                                                         2009   0.993           1.255                 143,417
                                                                         2008   1.602           0.993                 161,507
                                                                         2007   1.681           1.602                 189,239

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.187
                                                                               2006   1.030
                                                                               2005   0.976
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.298
                                                                               2006   1.183
                                                                               2005   1.176
                                                                               2004   1.109
                                                                               2003   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.542
                                                                               2006   1.424
                                                                               2005   1.329
                                                                               2004   1.250
                                                                               2003   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2012   1.520
                                                                               2011   1.520
                                                                               2010   1.445
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.851
                                                                               2008   1.520
                                                                               2007   1.463
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.545
                                                                               2011   1.771
                                                                               2010   1.627
                                                                               2009   1.265
                                                                               2008   2.246
                                                                               2007   2.149
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   0.990
                                                                               2011   1.069
                                                                               2010   0.890
                                                                               2009   0.666
                                                                               2008   1.060



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.241                      --
                                                                               1.187                     532
                                                                               1.030                      --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.332                      --
                                                                               1.298                 241,915
                                                                               1.183                 250,017
                                                                               1.176                 176,553
                                                                               1.109                  65,191
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.592                      --
                                                                               1.542               1,052,608
                                                                               1.424               1,089,644
                                                                               1.329               1,018,896
                                                                               1.250                 258,579
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 1.731               1,343,188
                                                                               1.520               1,640,574
                                                                               1.520               1,528,073
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.806                      --
                                                                               0.851                 503,405
                                                                               1.520                 565,992
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.762                 498,479
                                                                               1.545                 540,687
                                                                               1.771                 574,162
                                                                               1.627                 564,512
                                                                               1.265                 655,778
                                                                               2.246                  38,853
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.018                 336,292
                                                                               0.990                 447,407
                                                                               1.069                 576,675
                                                                               0.890                 666,203
                                                                               0.666                 700,535

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)........................................................... 2012   0.856           0.961                      --
                                                                   2011   0.889           0.856                 338,166
                                                                   2010   0.831           0.889                 519,645
                                                                   2009   0.592           0.831                 514,686
                                                                   2008   1.120           0.592                 395,198
                                                                   2007   1.003           1.120                 408,151
                                                                   2006   0.994           1.003                 386,089
 MIST PIMCO Total Return Subaccount (Class B) (5/11).............. 2012   1.396           1.491               1,529,282
                                                                   2011   1.409           1.396               1,387,380
 MIST Pioneer Fund Subaccount (Class B) (5/11).................... 2012   1.301           1.404                 851,988
                                                                   2011   1.486           1.301                 978,361
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)........ 2012   1.400           1.524               1,512,121
                                                                   2011   1.384           1.400               1,675,210
                                                                   2010   1.264           1.384               1,803,608
                                                                   2009   1.039           1.264               1,734,673
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)........................................................... 2012   1.078           1.202                 427,336
                                                                   2011   1.213           1.078                 469,671
                                                                   2010   1.037           1.213                 495,260
                                                                   2009   0.829           1.037                 495,607
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........... 2012   0.973           0.951               2,213,265
                                                                   2011   0.996           0.973               2,398,749
                                                                   2010   1.019           0.996               2,788,304
                                                                   2009   1.038           1.019               2,986,298
                                                                   2008   1.033           1.038               4,776,389
                                                                   2007   1.006           1.033               2,191,855
                                                                   2006   0.988           1.006               3,150,633
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                2012   0.960           0.916                 287,676
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)........ 2012   1.020           1.109                 274,579
                                                                   2011   1.021           1.020                 370,833
                                                                   2010   0.952           1.021                 417,631
                                                                   2009   0.823           0.952                 377,004
                                                                   2008   1.085           0.823                 237,057
                                                                   2007   1.109           1.085                 467,325

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.875           1.036                 461,846
                                                                     2011   0.978           0.875                 522,909
                                                                     2010   0.863           0.978                 617,126
                                                                     2009   0.632           0.863                 683,959
                                                                     2008   1.087           0.632                 749,310
                                                                     2007   1.047           1.087                 994,696
                                                                     2006   0.996           1.047               1,017,666
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   0.982           0.988                      --
                                                                     2005   0.977           0.982               2,155,851
                                                                     2004   0.989           0.977               1,991,303
                                                                     2003   1.000           0.989                 226,850
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.310           1.366                      --
                                                                     2005   1.278           1.310                 403,382
                                                                     2004   1.227           1.278                 357,913
                                                                     2003   1.000           1.227                  81,960
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.821           1.978                      --
                                                                     2005   1.634           1.821                 582,730
                                                                     2004   1.406           1.634                 550,598
                                                                     2003   1.000           1.406                  77,896
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   1.000           1.032                      --
                                                                     2006   0.992           1.000                 987,161
                                                                     2005   0.997           0.992                 995,000
                                                                     2004   0.991           0.997                 954,321
                                                                     2003   1.000           0.991                 271,430
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.985           1.100                      --
                                                                     2005   0.996           0.985                 197,218
                                                                     2004   1.024           0.996                 192,784
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.144           1.209                      --
                                                                     2005   1.129           1.144                 304,506
                                                                     2004   1.105           1.129                 234,673
                                                                     2003   1.000           1.105                  57,723

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.289           1.314                      --
                                                                     2010   1.211           1.289                 803,814
                                                                     2009   1.056           1.211               1,019,208
                                                                     2008   1.090           1.056               1,064,525
                                                                     2007   1.079           1.090                 938,618
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.234           1.350                      --
                                                                     2006   1.059           1.234                   5,287
                                                                     2005   0.977           1.059                      --
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.554           1.961                      --
                                                                     2005   1.475           1.554                 106,663
                                                                     2004   1.277           1.475                 116,206
                                                                     2003   1.000           1.277                  24,796
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.396           1.490                      --
                                                                     2010   1.234           1.396               1,244,773
                                                                     2009   1.011           1.234               1,358,317
                                                                     2008   1.577           1.011               1,630,924
                                                                     2007   1.540           1.577               1,911,491
                                                                     2006   1.354           1.540               1,522,423
                                                                     2005   1.308           1.354               1,615,646
                                                                     2004   1.207           1.308               1,563,684
                                                                     2003   1.000           1.207                 389,324
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)......... 2012   0.963           1.041                 234,473
                                                                     2011   1.023           0.963                 201,471
                                                                     2010   0.958           1.023                 214,775
                                                                     2009   0.847           0.958                 227,693
                                                                     2008   1.285           0.847                 379,868
                                                                     2007   1.236           1.285                 245,422
                                                                     2006   1.080           1.236                 212,933
                                                                     2005   0.986           1.080                 155,229
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)......... 2009   0.726           0.722                      --
                                                                     2008   1.130           0.726                 111,038
                                                                     2007   1.133           1.130                  73,539
                                                                     2006   1.035           1.133                  35,830
                                                                     2005   0.996           1.035                  24,020

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.289           1.378                      --
                                                                      2009   0.824           1.289               1,503,215
                                                                      2008   1.310           0.824               1,550,398
                                                                      2007   1.270           1.310               1,786,961
                                                                      2006   1.200           1.270               2,163,697
                                                                      2005   1.208           1.200               2,155,405
                                                                      2004   1.147           1.208               2,106,122
                                                                      2003   1.000           1.147                 758,360
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.729           0.696                      --
                                                                      2008   1.240           0.729                 170,763
                                                                      2007   1.206           1.240                 177,545
                                                                      2006   1.079           1.206                 177,551
                                                                      2005   1.003           1.079                 177,118
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.671           0.704                      --
                                                                      2008   1.346           0.671                 297,112
                                                                      2007   1.282           1.346                 341,783
                                                                      2006   1.203           1.282                 353,351
                                                                      2005   1.193           1.203                 347,038
                                                                      2004   1.148           1.193                 329,029
                                                                      2003   1.000           1.148                 138,078
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   1.188           1.084                      --
                                                                      2008   2.217           1.188                 351,206
                                                                      2007   2.003           2.217                 418,217
                                                                      2006   1.672           2.003                 387,158
                                                                      2005   1.485           1.672                 296,327
                                                                      2004   1.283           1.485                 265,602
                                                                      2003   1.000           1.283                  18,951
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2009   0.736           0.756                      --
                                                                      2008   1.222           0.736                 387,382
                                                                      2007   1.157           1.222                 510,379
                                                                      2006   1.151           1.157                 624,559
                                                                      2005   1.089           1.151                 666,819
                                                                      2004   1.028           1.089                 449,970
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2007   1.150           1.351                      --
                                                                      2006   1.091           1.150                 137,831
                                                                      2005   1.067           1.091                 156,703
                                                                      2004   1.061           1.067                 141,213

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   1.049           0.999                      --
                                                                   2008   1.735           1.049                 490,764
                                                                   2007   1.913           1.735                 553,519
                                                                   2006   1.715           1.913                 606,443
                                                                   2005   1.579           1.715                 558,956
                                                                   2004   1.348           1.579                 518,018
                                                                   2003   1.000           1.348                 236,961
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.406           1.488                      --
                                                                   2005   1.415           1.406                  90,044
                                                                   2004   1.279           1.415                  86,203
                                                                   2003   1.000           1.279                  50,082
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   1.084           1.144                      --
                                                                   2008   1.256           1.084               1,415,802
                                                                   2007   1.211           1.256               1,871,087
                                                                   2006   1.166           1.211               2,072,843
                                                                   2005   1.165           1.166               2,115,772
                                                                   2004   1.084           1.165               1,984,753
                                                                   2003   1.000           1.084                 281,928
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.485           1.477                      --
                                                                   2006   1.320           1.485                 733,116
                                                                   2005   1.291           1.320                 776,783
                                                                   2004   1.186           1.291                 755,244
                                                                   2003   1.000           1.186                  12,737
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   2.525           2.755                 302,717
                                                                   2011   3.382           2.525                 363,716
                                                                   2010   2.994           3.382                 432,005
                                                                   2009   1.760           2.994                 429,992
                                                                   2008   4.320           1.760                 286,616
                                                                   2007   3.104           4.320                 338,459
                                                                   2006   2.344           3.104                 393,737
                                                                   2005   1.743           2.344                 452,600
                                                                   2004   1.503           1.743                 420,827
                                                                   2003   1.000           1.503                  10,906

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........ 2012   1.497           1.609                 668,727
                                                                2011   1.449           1.497                 713,762
                                                                2010   1.243           1.449                 766,227
                                                                2009   1.117           1.243                 851,285
                                                                2008   1.644           1.117                 892,893
                                                                2007   1.674           1.644                 986,290
                                                                2006   1.402           1.674               1,013,761
                                                                2005   1.360           1.402               1,306,649
                                                                2004   1.199           1.360               1,020,839
                                                                2003   1.000           1.199                 384,020
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................ 2012   1.050           1.148                 429,635
                                                                2011   1.111           1.050                 667,804
                                                                2010   0.991           1.111                 517,405
                                                                2009   0.764           0.991                 678,317
                                                                2008   1.205           0.764                 742,446
                                                                2007   1.166           1.205                 787,443
                                                                2006   1.059           1.166                 695,213
                                                                2005   0.983           1.059                 719,613
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................ 2012   1.074           1.171               1,976,889
                                                                2011   1.122           1.074               2,304,054
                                                                2010   1.008           1.122               2,618,202
                                                                2009   0.785           1.008               2,174,172
                                                                2008   1.166           0.785               1,024,682
                                                                2007   1.129           1.166               1,224,317
                                                                2006   1.044           1.129                 829,791
                                                                2005   0.992           1.044                 516,585
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........ 2012   1.564           1.694                 424,943
                                                                2011   1.700           1.564                 463,815
                                                                2010   1.476           1.700                 606,780
                                                                2009   1.205           1.476                 720,359
                                                                2008   1.862           1.205                 736,715
                                                                2007   1.809           1.862                 816,809
                                                                2006   1.649           1.809                 908,073
                                                                2005   1.567           1.649                 956,112
                                                                2004   1.317           1.567                 816,187
                                                                2003   1.000           1.317                 378,118

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   2.051           2.326           210,205
                                                                     2011   1.912           2.051           231,318
                                                                     2010   1.522           1.912           265,534
                                                                     2009   1.184           1.522           282,170
                                                                     2008   1.965           1.184           274,615
                                                                     2007   2.486           1.965           293,175
                                                                     2006   1.864           2.486           337,527
                                                                     2005   1.660           1.864           356,839
                                                                     2004   1.255           1.660           339,942
                                                                     2003   1.000           1.255           108,735



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.166           1.239                    --
                                                                     2006   1.125           1.166                    --
                                                                     2005   1.061           1.125                    --
                                                                     2004   1.000           1.061                    --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.334           1.315                    --
                                                                     2007   1.250           1.334                    --
                                                                     2006   1.153           1.250                    --
                                                                     2005   1.100           1.153                    --
                                                                     2004   1.000           1.100                    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.190           1.301                19,971
                                                                     2011   1.149           1.190                20,878
                                                                     2010   0.975           1.149                22,127
                                                                     2009   0.851           0.975                23,472
                                                                     2008   1.195           0.851                23,472
                                                                     2007   1.257           1.195                23,472
                                                                     2006   1.099           1.257                23,472
                                                                     2005   1.087           1.099                    --
                                                                     2004   1.000           1.087                    --

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.192           1.291                     --
                                                                         2011   1.282           1.192                     --
                                                                         2010   1.029           1.282                     --
                                                                         2009   0.734           1.029                     --
                                                                         2008   1.306           0.734                     --
                                                                         2007   1.202           1.306                     --
                                                                         2006   1.132           1.202                     --
                                                                         2005   1.106           1.132                     --
                                                                         2004   1.000           1.106                     --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.195           1.380                     --
                                                                         2011   1.369           1.195                     --
                                                                         2010   1.293           1.369                     --
                                                                         2009   0.966           1.293                     --
                                                                         2008   1.659           0.966                     --
                                                                         2007   1.471           1.659                     --
                                                                         2006   1.240           1.471                     --
                                                                         2005   1.152           1.240                     --
                                                                         2004   1.000           1.152                     --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.088           1.259                     --
                                                                         2011   1.091           1.088                     --
                                                                         2010   0.895           1.091                     --
                                                                         2009   0.683           0.895                     --
                                                                         2008   1.177           0.683                 24,358
                                                                         2007   1.228           1.177                 24,358
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.029           1.147                810,985
                                                                         2011   0.978           1.029                590,021
                                                                         2010   0.893           0.978                403,758
                                                                         2009   0.746           0.893                436,993
                                                                         2008   1.174           0.746                425,987
                                                                         2007   1.176           1.174                517,962
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   0.996           1.119                     --
                                                                         2011   1.087           0.996                     --
                                                                         2010   0.955           1.087                     --
                                                                         2009   0.756           0.955                     --
                                                                         2008   1.220           0.756                     --
                                                                         2007   1.280           1.220                     --

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.185
                                                                               2006   1.030
                                                                               2005   0.976
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.151
                                                                               2006   1.050
                                                                               2005   1.044
                                                                               2004   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.201
                                                                               2006   1.110
                                                                               2005   1.036
                                                                               2004   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2012   1.377
                                                                               2011   1.377
                                                                               2010   1.310
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.711
                                                                               2008   1.271
                                                                               2007   1.224
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.211
                                                                               2011   1.389
                                                                               2010   1.276
                                                                               2009   0.993
                                                                               2008   1.764
                                                                               2007   1.688
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   0.987
                                                                               2011   1.066
                                                                               2010   0.888
                                                                               2009   0.665
                                                                               2008   1.058
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 2012   0.854
                                                                               2011   0.886
                                                                               2010   0.830
                                                                               2009   0.591
                                                                               2008   1.119
                                                                               2007   1.003
                                                                               2006   0.994



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.239                     --
                                                                               1.185                     --
                                                                               1.030                     --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.181                     --
                                                                               1.151                156,511
                                                                               1.050                     --
                                                                               1.044                     --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.239                     --
                                                                               1.201                 24,358
                                                                               1.110                     --
                                                                               1.036                     --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 1.567                407,068
                                                                               1.377                439,433
                                                                               1.377                466,033
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.674                     --
                                                                               0.711                     --
                                                                               1.271                     --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.380                 36,399
                                                                               1.211                 85,215
                                                                               1.389                110,147
                                                                               1.276                123,124
                                                                               0.993                144,732
                                                                               1.764                     --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.014                 20,631
                                                                               0.987                 22,778
                                                                               1.066                  1,211
                                                                               0.888                  1,320
                                                                               0.665                  1,150
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 0.958                     --
                                                                               0.854                     --
                                                                               0.886                     --
                                                                               0.830                     --
                                                                               0.591                     --
                                                                               1.119                     --
                                                                               1.003                     --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................ 2012   1.350           1.441               1,401,293
                                                                     2011   1.363           1.350               1,457,451
 MIST Pioneer Fund Subaccount (Class B) (5/11)...................... 2012   1.093           1.178                      --
                                                                     2011   1.249           1.093                      --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).......... 2012   1.418           1.543               2,845,058
                                                                     2011   1.403           1.418               2,707,456
                                                                     2010   1.282           1.403               2,766,113
                                                                     2009   1.054           1.282               1,986,678
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)............................................................. 2012   0.899           1.003                      --
                                                                     2011   1.012           0.899                      --
                                                                     2010   0.866           1.012                      --
                                                                     2009   0.693           0.866                      --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............. 2012   0.983           0.960               2,191,992
                                                                     2011   1.006           0.983               2,956,894
                                                                     2010   1.030           1.006               3,591,722
                                                                     2009   1.050           1.030               5,196,783
                                                                     2008   1.045           1.050               5,906,840
                                                                     2007   1.019           1.045               5,419,780
                                                                     2006   1.001           1.019               3,247,845
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                  2012   0.950           0.913                      --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).......... 2012   1.017           1.105                 923,053
                                                                     2011   1.019           1.017                 931,473
                                                                     2010   0.950           1.019               1,256,163
                                                                     2009   0.822           0.950               1,626,999
                                                                     2008   1.084           0.822                 737,743
                                                                     2007   1.108           1.084                 451,073
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.873           1.033                      --
                                                                     2011   0.975           0.873                      --
                                                                     2010   0.861           0.975                      --
                                                                     2009   0.631           0.861                      --
                                                                     2008   1.087           0.631                      --
                                                                     2007   1.046           1.087                      --
                                                                     2006   0.996           1.046                      --
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   0.995           1.001                      --
                                                                     2005   0.990           0.995                      --
                                                                     2004   1.000           0.990                      --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.090           1.136                      --
                                                                     2005   1.064           1.090                      --
                                                                     2004   1.000           1.064                      --
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.296           1.408                      --
                                                                     2005   1.164           1.296                      --
                                                                     2004   1.000           1.164                      --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   0.993           1.024                      --
                                                                     2006   0.986           0.993                 104,391
                                                                     2005   0.991           0.986                      --
                                                                     2004   1.000           0.991                      --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.984           1.099                      --
                                                                     2005   0.995           0.984                      --
                                                                     2004   1.024           0.995                      --
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.033           1.091                      --
                                                                     2005   1.019           1.033                      --
                                                                     2004   1.000           1.019                      --
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.287           1.312                      --
                                                                     2010   1.209           1.287               1,592,349
                                                                     2009   1.056           1.209               1,616,425
                                                                     2008   1.090           1.056                 761,951
                                                                     2007   1.079           1.090                 358,272
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.233           1.348                      --
                                                                     2006   1.058           1.233                      --
                                                                     2005   0.977           1.058                      --
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.254           1.582                      --
                                                                     2005   1.191           1.254                      --
                                                                     2004   1.000           1.191                      --
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.173           1.251                      --
                                                                     2010   1.038           1.173                      --
                                                                     2009   0.851           1.038                      --
                                                                     2008   1.327           0.851                      --
                                                                     2007   1.297           1.327                      --
                                                                     2006   1.141           1.297                      --
                                                                     2005   1.102           1.141                      --
                                                                     2004   1.000           1.102                      --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05).......... 2012   0.960           1.037                  20,687
                                                                      2011   1.020           0.960                  21,626
                                                                      2010   0.956           1.020                  22,919
                                                                      2009   0.845           0.956                  24,311
                                                                      2008   1.283           0.845                  24,311
                                                                      2007   1.235           1.283                  24,311
                                                                      2006   1.079           1.235                  24,311
                                                                      2005   0.986           1.079                      --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).......... 2009   0.724           0.721                      --
                                                                      2008   1.129           0.724               1,317,304
                                                                      2007   1.132           1.129               1,404,189
                                                                      2006   1.034           1.132                 855,991
                                                                      2005   0.996           1.034                      --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.097           1.173                      --
                                                                      2009   0.702           1.097                 490,933
                                                                      2008   1.116           0.702                 510,145
                                                                      2007   1.082           1.116                 524,531
                                                                      2006   1.023           1.082                 425,874
                                                                      2005   1.030           1.023                      --
                                                                      2004   1.000           1.030                      --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.728           0.695                      --
                                                                      2008   1.238           0.728                      --
                                                                      2007   1.205           1.238                      --
                                                                      2006   1.078           1.205                      --
                                                                      2005   1.003           1.078                      --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.594           0.624                      --
                                                                      2008   1.193           0.594                      --
                                                                      2007   1.137           1.193                      --
                                                                      2006   1.067           1.137                      --
                                                                      2005   1.059           1.067                      --
                                                                      2004   1.000           1.059                      --
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   0.941           0.858                      --
                                                                      2008   1.757           0.941                      --
                                                                      2007   1.588           1.757                      --
                                                                      2006   1.326           1.588                      --
                                                                      2005   1.179           1.326                      --
                                                                      2004   1.000           1.179                      --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04)........................................................... 2009   0.735           0.755                      --
                                                                   2008   1.220           0.735                      --
                                                                   2007   1.155           1.220                      --
                                                                   2006   1.150           1.155                      --
                                                                   2005   1.088           1.150                      --
                                                                   2004   1.028           1.088                      --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04)........................................................... 2007   1.148           1.348                      --
                                                                   2006   1.090           1.148                      --
                                                                   2005   1.067           1.090                      --
                                                                   2004   1.061           1.067                      --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   0.753           0.717                      --
                                                                   2008   1.246           0.753                      --
                                                                   2007   1.374           1.246                      --
                                                                   2006   1.233           1.374                      --
                                                                   2005   1.136           1.233                      --
                                                                   2004   1.000           1.136                      --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.081           1.144                      --
                                                                   2005   1.088           1.081                      --
                                                                   2004   1.000           1.088                      --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   0.982           1.036                      --
                                                                   2008   1.139           0.982               2,205,080
                                                                   2007   1.098           1.139               1,593,842
                                                                   2006   1.058           1.098                 530,231
                                                                   2005   1.057           1.058                      --
                                                                   2004   1.000           1.057                      --
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.249           1.242                      --
                                                                   2006   1.111           1.249                      --
                                                                   2005   1.087           1.111                      --
                                                                   2004   1.000           1.087                      --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   1.648           1.797                      --
                                                                   2011   2.209           1.648                      --
                                                                   2010   1.956           2.209                      --
                                                                   2009   1.151           1.956                      --
                                                                   2008   2.826           1.151                  15,081
                                                                   2007   2.031           2.826                  15,081
                                                                   2006   1.534           2.031                  15,081
                                                                   2005   1.142           1.534                      --
                                                                   2004   1.000           1.142                      --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........ 2012   1.242           1.334                  18,166
                                                                2011   1.202           1.242                  18,990
                                                                2010   1.032           1.202                  20,126
                                                                2009   0.928           1.032                  21,349
                                                                2008   1.366           0.928                  21,349
                                                                2007   1.391           1.366                  21,349
                                                                2006   1.166           1.391                  21,349
                                                                2005   1.131           1.166                      --
                                                                2004   1.000           1.131                      --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................ 2012   1.047           1.144              65,469,199
                                                                2011   1.108           1.047              68,355,955
                                                                2010   0.988           1.108              72,697,844
                                                                2009   0.763           0.988              73,786,672
                                                                2008   1.203           0.763              75,458,706
                                                                2007   1.165           1.203              60,691,117
                                                                2006   1.058           1.165              31,526,282
                                                                2005   0.982           1.058                      --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................ 2012   1.070           1.166              19,502,207
                                                                2011   1.119           1.070              20,568,358
                                                                2010   1.006           1.119              22,427,269
                                                                2009   0.783           1.006              22,502,046
                                                                2008   1.164           0.783              22,384,664
                                                                2007   1.128           1.164              21,116,559
                                                                2006   1.044           1.128              12,102,828
                                                                2005   0.992           1.044                      --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........ 2012   1.163           1.258                      --
                                                                2011   1.264           1.163                      --
                                                                2010   1.098           1.264                      --
                                                                2009   0.897           1.098                      --
                                                                2008   1.387           0.897                      --
                                                                2007   1.348           1.387                      --
                                                                2006   1.229           1.348                      --
                                                                2005   1.169           1.229                      --
                                                                2004   1.000           1.169                      --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   1.526           1.730           --
                                                                     2011   1.423           1.526           --
                                                                     2010   1.133           1.423           --
                                                                     2009   0.882           1.133           --
                                                                     2008   1.465           0.882           --
                                                                     2007   1.854           1.465           --
                                                                     2006   1.391           1.854           --
                                                                     2005   1.239           1.391           --
                                                                     2004   1.000           1.239           --



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.158           1.231                     --
                                                                     2006   1.118           1.158                 59,982
                                                                     2005   1.054           1.118                 38,132
                                                                     2004   1.000           1.054                  7,548
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.289           1.271                     --
                                                                     2007   1.209           1.289                115,905
                                                                     2006   1.115           1.209                110,704
                                                                     2005   1.065           1.115                 53,945
                                                                     2004   1.000           1.065                  7,466
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.169           1.277                158,518
                                                                     2011   1.129           1.169                175,779
                                                                     2010   0.959           1.129                191,623
                                                                     2009   0.837           0.959                225,156
                                                                     2008   1.176           0.837                546,969
                                                                     2007   1.238           1.176                182,271
                                                                     2006   1.083           1.238                163,308
                                                                     2005   1.072           1.083                116,508
                                                                     2004   1.000           1.072                  7,444

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.165           1.261                 617,964
                                                                         2011   1.254           1.165                 626,682
                                                                         2010   1.006           1.254                 735,241
                                                                         2009   0.718           1.006                 818,470
                                                                         2008   1.279           0.718                 230,857
                                                                         2007   1.178           1.279                 240,490
                                                                         2006   1.110           1.178                 144,195
                                                                         2005   1.085           1.110                  83,477
                                                                         2004   1.000           1.085                      --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.195           1.379                 479,599
                                                                         2011   1.369           1.195                 497,969
                                                                         2010   1.294           1.369                 491,308
                                                                         2009   0.967           1.294                 776,946
                                                                         2008   1.661           0.967                 734,973
                                                                         2007   1.474           1.661               1,009,051
                                                                         2006   1.243           1.474               1,120,661
                                                                         2005   1.156           1.243                 740,036
                                                                         2004   1.000           1.156                      --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.102           1.274                 848,700
                                                                         2011   1.104           1.102               1,045,739
                                                                         2010   0.907           1.104                 652,741
                                                                         2009   0.692           0.907                 153,130
                                                                         2008   1.194           0.692                  95,128
                                                                         2007   1.246           1.194                  89,097
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.035           1.153                 308,214
                                                                         2011   0.984           1.035                 306,157
                                                                         2010   0.899           0.984                 328,034
                                                                         2009   0.751           0.899                 318,021
                                                                         2008   1.183           0.751                 281,318
                                                                         2007   1.185           1.183                 271,788
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   0.997           1.119                  51,376
                                                                         2011   1.089           0.997                  51,383
                                                                         2010   0.956           1.089                  51,390
                                                                         2009   0.757           0.956                  51,398
                                                                         2008   1.223           0.757                  51,407
                                                                         2007   1.284           1.223                 223,404

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.184
                                                                               2006   1.029
                                                                               2005   0.976
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.161
                                                                               2006   1.059
                                                                               2005   1.053
                                                                               2004   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.218
                                                                               2006   1.127
                                                                               2005   1.052
                                                                               2004   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2012   1.393
                                                                               2011   1.394
                                                                               2010   1.327
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.705
                                                                               2008   1.262
                                                                               2007   1.215
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.217
                                                                               2011   1.396
                                                                               2010   1.283
                                                                               2009   0.999
                                                                               2008   1.776
                                                                               2007   1.700
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   0.983
                                                                               2011   1.063
                                                                               2010   0.886
                                                                               2009   0.664
                                                                               2008   1.057
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 2012   0.852
                                                                               2011   0.884
                                                                               2010   0.828
                                                                               2009   0.590
                                                                               2008   1.118
                                                                               2007   1.002
                                                                               2006   0.994



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.238                      --
                                                                               1.184                      --
                                                                               1.029                      --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.190                      --
                                                                               1.161                 198,392
                                                                               1.059                  34,644
                                                                               1.053                      --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.257                      --
                                                                               1.218                  72,212
                                                                               1.127                  47,398
                                                                               1.052                      --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 1.585                 600,939
                                                                               1.393                 663,705
                                                                               1.394                 615,186
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.668                      --
                                                                               0.705                  99,535
                                                                               1.262                  71,136
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.386                 189,920
                                                                               1.217                 207,976
                                                                               1.396                 214,340
                                                                               1.283                 214,349
                                                                               0.999                 358,020
                                                                               1.776                      --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.011                 183,981
                                                                               0.983                 179,180
                                                                               1.063                 188,939
                                                                               0.886                 189,232
                                                                               0.664                 181,467
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 0.955                      --
                                                                               0.852                 159,574
                                                                               0.884                 841,661
                                                                               0.828               1,015,192
                                                                               0.590                 167,030
                                                                               1.118                 290,116
                                                                               1.002                  94,508

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST PIMCO Total Return Subaccount (Class B) (5/11).............. 2012   1.401           1.494                 804,181
                                                                   2011   1.415           1.401                 742,170
 MIST Pioneer Fund Subaccount (Class B) (5/11).................... 2012   1.077           1.160                 147,279
                                                                   2011   1.231           1.077                 169,688
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)........ 2012   1.470           1.599                 614,621
                                                                   2011   1.455           1.470                 650,282
                                                                   2010   1.330           1.455                 339,841
                                                                   2009   1.094           1.330                 343,294
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)........................................................... 2012   0.891           0.993                 127,389
                                                                   2011   1.003           0.891                 114,549
                                                                   2010   0.859           1.003                 111,124
                                                                   2009   0.687           0.859                 107,639
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........... 2012   0.983           0.960               1,003,845
                                                                   2011   1.007           0.983               1,425,723
                                                                   2010   1.032           1.007                 954,833
                                                                   2009   1.052           1.032                 993,445
                                                                   2008   1.048           1.052               1,168,375
                                                                   2007   1.022           1.048               1,099,935
                                                                   2006   1.005           1.022                 497,072
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                2012   0.950           0.910                 151,490
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)........ 2012   1.014           1.102                 247,308
                                                                   2011   1.016           1.014                 250,681
                                                                   2010   0.948           1.016                 199,582
                                                                   2009   0.821           0.948                 185,689
                                                                   2008   1.083           0.821                 112,301
                                                                   2007   1.108           1.083                  19,627
Money Market Portfolio
 Money Market Subaccount (5/03)................................... 2006   0.998           1.005                      --
                                                                   2005   0.994           0.998                 461,847
                                                                   2004   1.000           0.994                 122,820
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)........................................................... 2006   1.071           1.117                      --
                                                                   2005   1.047           1.071                  53,520
                                                                   2004   1.000           1.047                      --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.301           1.413                     --
                                                                     2005   1.169           1.301                 89,563
                                                                     2004   1.000           1.169                  9,314
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   1.033           1.065                     --
                                                                     2006   1.026           1.033                 84,767
                                                                     2005   1.032           1.026                 98,253
                                                                     2004   1.000           1.032                  7,393
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.980           1.094                     --
                                                                     2005   0.992           0.980                 15,212
                                                                     2004   1.000           0.992                     --
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.039           1.097                     --
                                                                     2005   1.026           1.039                 22,643
                                                                     2004   1.000           1.026                     --
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.285           1.310                     --
                                                                     2010   1.208           1.285                246,457
                                                                     2009   1.055           1.208                284,015
                                                                     2008   1.090           1.055                294,807
                                                                     2007   1.079           1.090                234,900
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.232           1.347                     --
                                                                     2006   1.058           1.232                 22,468
                                                                     2005   0.977           1.058                  6,416
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.239           1.562                     --
                                                                     2005   1.177           1.239                  3,465
                                                                     2004   1.000           1.177                     --
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.157           1.234                     --
                                                                     2010   1.024           1.157                172,825
                                                                     2009   0.840           1.024                215,152
                                                                     2008   1.310           0.840                881,928
                                                                     2007   1.281           1.310                284,877
                                                                     2006   1.128           1.281                147,120
                                                                     2005   1.090           1.128                135,807
                                                                     2004   1.000           1.090                 10,959

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05).......... 2012   0.957           1.033                 188,703
                                                                      2011   1.017           0.957                 222,682
                                                                      2010   0.953           1.017                 236,235
                                                                      2009   0.844           0.953                 264,439
                                                                      2008   1.281           0.844                 857,034
                                                                      2007   1.234           1.281                 351,294
                                                                      2006   1.079           1.234                 201,298
                                                                      2005   0.986           1.079                 136,255
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).......... 2009   0.723           0.719                      --
                                                                      2008   1.127           0.723                 670,127
                                                                      2007   1.131           1.127                 214,579
                                                                      2006   1.034           1.131                 155,784
                                                                      2005   0.996           1.034                  93,241
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.152           1.231                      --
                                                                      2009   0.737           1.152                 569,576
                                                                      2008   1.173           0.737                 214,792
                                                                      2007   1.138           1.173                  84,970
                                                                      2006   1.077           1.138                 335,452
                                                                      2005   1.085           1.077                  57,814
                                                                      2004   1.000           1.085                      --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.727           0.694                      --
                                                                      2008   1.236           0.727               1,350,331
                                                                      2007   1.204           1.236               1,382,192
                                                                      2006   1.078           1.204               1,246,773
                                                                      2005   1.003           1.078                 109,548
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.605           0.635                      --
                                                                      2008   1.216           0.605                 118,118
                                                                      2007   1.159           1.216                 115,117
                                                                      2006   1.089           1.159                  74,435
                                                                      2005   1.081           1.089                  32,329
                                                                      2004   1.000           1.081                      --
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   0.932           0.850                      --
                                                                      2008   1.741           0.932                 140,664
                                                                      2007   1.575           1.741                 142,119
                                                                      2006   1.316           1.575                 100,572
                                                                      2005   1.170           1.316                  18,065
                                                                      2004   1.000           1.170                      --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04)........................................................... 2009   0.721           0.740                     --
                                                                   2008   1.197           0.721                389,611
                                                                   2007   1.134           1.197                346,174
                                                                   2006   1.130           1.134                234,746
                                                                   2005   1.070           1.130                134,609
                                                                   2004   1.000           1.070                  6,264
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04)........................................................... 2007   1.086           1.275                     --
                                                                   2006   1.032           1.086                 65,626
                                                                   2005   1.010           1.032                 23,437
                                                                   2004   1.000           1.010                  5,339
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   0.763           0.727                     --
                                                                   2008   1.264           0.763                 80,722
                                                                   2007   1.395           1.264                 81,256
                                                                   2006   1.251           1.395                 91,468
                                                                   2005   1.154           1.251                 34,435
                                                                   2004   1.000           1.154                     --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.099           1.164                     --
                                                                   2005   1.108           1.099                 19,494
                                                                   2004   1.000           1.108                     --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   1.018           1.074                     --
                                                                   2008   1.181           1.018                215,731
                                                                   2007   1.140           1.181                181,819
                                                                   2006   1.099           1.140                156,765
                                                                   2005   1.098           1.099                126,879
                                                                   2004   1.000           1.098                 14,249
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.247           1.239                     --
                                                                   2006   1.110           1.247                 94,358
                                                                   2005   1.086           1.110                 91,209
                                                                   2004   1.000           1.086                  7,336
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   1.863           2.031                529,460
                                                                   2011   2.498           1.863                535,412
                                                                   2010   2.213           2.498                985,223
                                                                   2009   1.303           2.213                997,453
                                                                   2008   3.201           1.303                292,160
                                                                   2007   2.302           3.201                515,195
                                                                   2006   1.740           2.302                209,812
                                                                   2005   1.295           1.740                102,894
                                                                   2004   1.000           1.295                     --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........ 2012   1.230           1.320                 247,974
                                                                2011   1.191           1.230                 271,700
                                                                2010   1.023           1.191                 280,700
                                                                2009   0.920           1.023                 263,632
                                                                2008   1.356           0.920                 561,548
                                                                2007   1.382           1.356                 240,910
                                                                2006   1.159           1.382                 104,220
                                                                2005   1.125           1.159                  61,267
                                                                2004   1.000           1.125                   7,107
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................ 2012   1.043           1.140               3,268,239
                                                                2011   1.105           1.043               3,739,259
                                                                2010   0.986           1.105               4,147,463
                                                                2009   0.761           0.986               4,383,896
                                                                2008   1.201           0.761               3,771,839
                                                                2007   1.164           1.201               3,807,967
                                                                2006   1.058           1.164               2,432,867
                                                                2005   0.982           1.058               1,070,196
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................ 2012   1.067           1.162               1,766,313
                                                                2011   1.116           1.067               1,982,709
                                                                2010   1.003           1.116               2,283,225
                                                                2009   0.782           1.003               2,867,080
                                                                2008   1.163           0.782               2,930,986
                                                                2007   1.127           1.163               2,961,806
                                                                2006   1.043           1.127               2,396,758
                                                                2005   0.992           1.043                 974,131
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........ 2012   1.133           1.226                 133,408
                                                                2011   1.233           1.133                 151,802
                                                                2010   1.071           1.233                 268,208
                                                                2009   0.876           1.071                 606,425
                                                                2008   1.354           0.876                 268,849
                                                                2007   1.317           1.354                 135,325
                                                                2006   1.202           1.317                 151,498
                                                                2005   1.143           1.202                 116,815
                                                                2004   1.000           1.143                   5,968

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   1.604           1.818               388,723
                                                                     2011   1.497           1.604               411,758
                                                                     2010   1.193           1.497               436,616
                                                                     2009   0.929           1.193               419,985
                                                                     2008   1.543           0.929               252,574
                                                                     2007   1.954           1.543               139,629
                                                                     2006   1.467           1.954               102,400
                                                                     2005   1.308           1.467                22,459
                                                                     2004   1.000           1.308                    --



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.383           1.470                     --
                                                                     2006   1.337           1.383                101,352
                                                                     2005   1.263           1.337                 96,645
                                                                     2004   1.217           1.263                 71,222
                                                                     2003   1.000           1.217                 17,132
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.653           1.629                     --
                                                                     2007   1.551           1.653                228,710
                                                                     2006   1.433           1.551                230,681
                                                                     2005   1.370           1.433                231,664
                                                                     2004   1.237           1.370                231,533
                                                                     2003   1.000           1.237                 53,264
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.416           1.546                271,100
                                                                     2011   1.369           1.416                361,904
                                                                     2010   1.164           1.369                356,661
                                                                     2009   1.017           1.164                424,566
                                                                     2008   1.430           1.017                392,551
                                                                     2007   1.507           1.430                418,742
                                                                     2006   1.319           1.507                516,285
                                                                     2005   1.308           1.319                488,275
                                                                     2004   1.208           1.308                461,023
                                                                     2003   1.000           1.208                256,644

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.538           1.663                 45,031
                                                                         2011   1.657           1.538                 58,998
                                                                         2010   1.331           1.657                 62,052
                                                                         2009   0.951           1.331                 79,655
                                                                         2008   1.695           0.951                 80,904
                                                                         2007   1.563           1.695                 85,548
                                                                         2006   1.474           1.563                 86,830
                                                                         2005   1.442           1.474                111,914
                                                                         2004   1.326           1.442                 82,149
                                                                         2003   1.000           1.326                  7,904
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.578           1.819                109,579
                                                                         2011   1.810           1.578                162,436
                                                                         2010   1.712           1.810                142,996
                                                                         2009   1.281           1.712                159,291
                                                                         2008   2.203           1.281                129,454
                                                                         2007   1.957           2.203                262,279
                                                                         2006   1.652           1.957                303,076
                                                                         2005   1.537           1.652                162,941
                                                                         2004   1.330           1.537                137,393
                                                                         2003   1.000           1.330                 19,832
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.377           1.591                 83,353
                                                                         2011   1.382           1.377                147,121
                                                                         2010   1.136           1.382                153,060
                                                                         2009   0.868           1.136                170,838
                                                                         2008   1.498           0.868                180,966
                                                                         2007   1.565           1.498                183,484
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.144           1.272                251,757
                                                                         2011   1.089           1.144                188,779
                                                                         2010   0.996           1.089                189,004
                                                                         2009   0.832           0.996                216,896
                                                                         2008   1.312           0.832                256,644
                                                                         2007   1.316           1.312                267,905
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   1.289           1.445                257,503
                                                                         2011   1.409           1.289                259,821
                                                                         2010   1.239           1.409                 26,289
                                                                         2009   0.982           1.239                 25,930
                                                                         2008   1.587           0.982                 16,093
                                                                         2007   1.668           1.587                 63,740

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.182
                                                                               2006   1.028
                                                                               2005   0.975
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.289
                                                                               2006   1.177
                                                                               2005   1.172
                                                                               2004   1.108
                                                                               2003   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.530
                                                                               2006   1.417
                                                                               2005   1.325
                                                                               2004   1.249
                                                                               2003   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2012   1.495
                                                                               2011   1.497
                                                                               2010   1.425
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.841
                                                                               2008   1.506
                                                                               2007   1.452
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.519
                                                                               2011   1.744
                                                                               2010   1.605
                                                                               2009   1.251
                                                                               2008   2.226
                                                                               2007   2.132
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   0.977
                                                                               2011   1.057
                                                                               2010   0.882
                                                                               2009   0.662
                                                                               2008   1.054



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.235                      --
                                                                               1.182                      --
                                                                               1.028                      --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.321                      --
                                                                               1.289                 243,704
                                                                               1.177                 215,997
                                                                               1.172                 206,442
                                                                               1.108                  88,478
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.579                      --
                                                                               1.530                 196,662
                                                                               1.417                 199,956
                                                                               1.325                 204,511
                                                                               1.249                  96,304
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 1.699                 741,214
                                                                               1.495               1,308,085
                                                                               1.497               1,324,886
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.797                      --
                                                                               0.841                  59,726
                                                                               1.506                  61,389
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.729                  28,517
                                                                               1.519                  31,274
                                                                               1.744                  81,624
                                                                               1.605                 160,878
                                                                               1.251                 112,208
                                                                               2.226                   5,549
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.003                 346,323
                                                                               0.977                 343,251
                                                                               1.057                 341,884
                                                                               0.882                 360,279
                                                                               0.662                 353,144

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)........................................................... 2012   0.847           0.949                      --
                                                                   2011   0.880           0.847                  72,673
                                                                   2010   0.825           0.880                  77,258
                                                                   2009   0.589           0.825                 270,299
                                                                   2008   1.117           0.589                 135,501
                                                                   2007   1.002           1.117                 142,287
                                                                   2006   0.994           1.002                 150,303
 MIST PIMCO Total Return Subaccount (Class B) (5/11).............. 2012   1.372           1.462                 719,832
                                                                   2011   1.387           1.372                 665,578
 MIST Pioneer Fund Subaccount (Class B) (5/11).................... 2012   1.279           1.377                 107,669
                                                                   2011   1.463           1.279                 161,576
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)........ 2012   1.376           1.495                 556,976
                                                                   2011   1.364           1.376                 600,493
                                                                   2010   1.248           1.364                 542,857
                                                                   2009   1.027           1.248                 486,895
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)........................................................... 2012   1.059           1.179                  52,247
                                                                   2011   1.194           1.059                  71,439
                                                                   2010   1.024           1.194                  53,065
                                                                   2009   0.819           1.024                  64,955
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........... 2012   0.956           0.933                 518,264
                                                                   2011   0.980           0.956               1,098,230
                                                                   2010   1.005           0.980               1,480,833
                                                                   2009   1.026           1.005               2,374,369
                                                                   2008   1.023           1.026               1,756,078
                                                                   2007   0.999           1.023               1,507,902
                                                                   2006   0.982           0.999                 325,640
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                2012   0.940           0.904                  20,120
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)........ 2012   1.008           1.094                 163,493
                                                                   2011   1.012           1.008                  53,880
                                                                   2010   0.945           1.012                  58,722
                                                                   2009   0.819           0.945                 111,198
                                                                   2008   1.081           0.819                  51,801
                                                                   2007   1.107           1.081                 101,165

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.865           1.022                  63,788
                                                                     2011   0.969           0.865                  84,592
                                                                     2010   0.857           0.969                  91,061
                                                                     2009   0.628           0.857                 124,034
                                                                     2008   1.084           0.628                 132,719
                                                                     2007   1.045           1.084                 120,402
                                                                     2006   0.996           1.045                 198,682
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   0.977           0.982                      --
                                                                     2005   0.973           0.977                 427,636
                                                                     2004   0.988           0.973                 519,442
                                                                     2003   1.000           0.988                  12,446
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.303           1.358                      --
                                                                     2005   1.274           1.303                 113,433
                                                                     2004   1.225           1.274                 120,474
                                                                     2003   1.000           1.225                  72,815
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.811           1.966                      --
                                                                     2005   1.628           1.811                  89,384
                                                                     2004   1.404           1.628                  66,471
                                                                     2003   1.000           1.404                  24,647
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   0.993           1.022                      --
                                                                     2006   0.987           0.993                 177,166
                                                                     2005   0.994           0.987                 175,013
                                                                     2004   0.989           0.994                 173,471
                                                                     2003   1.000           0.989                   6,698
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.981           1.094                      --
                                                                     2005   0.994           0.981                   9,942
                                                                     2004   1.024           0.994                  10,787
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.138           1.201                      --
                                                                     2005   1.125           1.138               1,203,007
                                                                     2004   1.103           1.125               1,244,513
                                                                     2003   1.000           1.103                 869,720

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.281           1.305                     --
                                                                     2010   1.206           1.281                175,782
                                                                     2009   1.054           1.206                194,673
                                                                     2008   1.090           1.054                174,377
                                                                     2007   1.079           1.090                188,444
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.230           1.343                     --
                                                                     2006   1.057           1.230                     --
                                                                     2005   0.977           1.057                     --
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.546           1.947                     --
                                                                     2005   1.470           1.546                  6,124
                                                                     2004   1.275           1.470                  5,245
                                                                     2003   1.000           1.275                     --
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.375           1.466                     --
                                                                     2010   1.218           1.375                170,772
                                                                     2009   1.000           1.218                213,496
                                                                     2008   1.562           1.000                225,225
                                                                     2007   1.529           1.562                243,112
                                                                     2006   1.347           1.529                254,631
                                                                     2005   1.304           1.347                256,397
                                                                     2004   1.205           1.304                217,674
                                                                     2003   1.000           1.205                 81,704
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)......... 2012   0.950           1.025                178,621
                                                                     2011   1.011           0.950                389,620
                                                                     2010   0.949           1.011                400,372
                                                                     2009   0.841           0.949                406,630
                                                                     2008   1.278           0.841                435,625
                                                                     2007   1.232           1.278                427,705
                                                                     2006   1.078           1.232                445,126
                                                                     2005   0.986           1.078                237,014
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)......... 2009   0.720           0.716                     --
                                                                     2008   1.124           0.720                405,420
                                                                     2007   1.129           1.124                444,424
                                                                     2006   1.033           1.129                377,297
                                                                     2005   0.996           1.033                109,171

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.272           1.359                      --
                                                                      2009   0.815           1.272               1,413,638
                                                                      2008   1.298           0.815                 978,856
                                                                      2007   1.260           1.298               1,000,040
                                                                      2006   1.194           1.260               1,077,893
                                                                      2005   1.204           1.194               1,501,156
                                                                      2004   1.145           1.204               1,887,948
                                                                      2003   1.000           1.145               1,355,872
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.724           0.691                      --
                                                                      2008   1.233           0.724                  40,809
                                                                      2007   1.202           1.233                  40,846
                                                                      2006   1.077           1.202                  40,878
                                                                      2005   1.003           1.077                  40,915
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.663           0.696                      --
                                                                      2008   1.333           0.663                  68,475
                                                                      2007   1.273           1.333                  71,046
                                                                      2006   1.197           1.273                  80,248
                                                                      2005   1.189           1.197                  77,877
                                                                      2004   1.146           1.189                  74,783
                                                                      2003   1.000           1.146                   4,572
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   1.175           1.071                      --
                                                                      2008   2.196           1.175                 210,915
                                                                      2007   1.989           2.196                 209,903
                                                                      2006   1.663           1.989                 221,701
                                                                      2005   1.480           1.663                 213,167
                                                                      2004   1.282           1.480                 200,686
                                                                      2003   1.000           1.282                   2,286
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2009   0.729           0.749                      --
                                                                      2008   1.213           0.729                 181,779
                                                                      2007   1.150           1.213                 207,031
                                                                      2006   1.147           1.150                 187,743
                                                                      2005   1.087           1.147                 193,655
                                                                      2004   1.028           1.087                  30,169
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2007   1.143           1.341                      --
                                                                      2006   1.087           1.143                  21,339
                                                                      2005   1.066           1.087                  27,674
                                                                      2004   1.061           1.066                   4,247

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   1.038           0.987                     --
                                                                   2008   1.719           1.038                207,821
                                                                   2007   1.899           1.719                206,750
                                                                   2006   1.706           1.899                217,877
                                                                   2005   1.574           1.706                219,611
                                                                   2004   1.346           1.574                218,458
                                                                   2003   1.000           1.346                 42,069
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.398           1.479                     --
                                                                   2005   1.410           1.398                 25,532
                                                                   2004   1.277           1.410                  4,504
                                                                   2003   1.000           1.277                    576
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   1.072           1.130                     --
                                                                   2008   1.245           1.072                278,395
                                                                   2007   1.202           1.245                207,253
                                                                   2006   1.160           1.202                260,072
                                                                   2005   1.161           1.160                249,337
                                                                   2004   1.082           1.161                271,269
                                                                   2003   1.000           1.082                 91,426
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.474           1.464                     --
                                                                   2006   1.313           1.474                132,939
                                                                   2005   1.287           1.313                130,138
                                                                   2004   1.184           1.287                 85,883
                                                                   2003   1.000           1.184                 39,816
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   2.481           2.702                 53,280
                                                                   2011   3.331           2.481                 90,916
                                                                   2010   2.954           3.331                 90,347
                                                                   2009   1.740           2.954                164,620
                                                                   2008   4.280           1.740                 52,829
                                                                   2007   3.081           4.280                 49,146
                                                                   2006   2.331           3.081                 73,576
                                                                   2005   1.737           2.331                 80,518
                                                                   2004   1.501           1.737                 63,044
                                                                   2003   1.000           1.501                 13,750

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........ 2012   1.472           1.578                 288,240
                                                                2011   1.427           1.472                 304,863
                                                                2010   1.227           1.427                 290,462
                                                                2009   1.104           1.227                 295,729
                                                                2008   1.629           1.104                 297,674
                                                                2007   1.661           1.629                 293,527
                                                                2006   1.395           1.661                 303,481
                                                                2005   1.355           1.395                 330,669
                                                                2004   1.197           1.355                 340,725
                                                                2003   1.000           1.197                  62,477
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................ 2012   1.036           1.131              10,424,698
                                                                2011   1.098           1.036              10,941,896
                                                                2010   0.981           1.098              11,262,669
                                                                2009   0.758           0.981              12,432,936
                                                                2008   1.198           0.758              13,235,094
                                                                2007   1.162           1.198              12,137,604
                                                                2006   1.057           1.162               7,553,143
                                                                2005   0.982           1.057                 108,254
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................ 2012   1.059           1.153               2,617,460
                                                                2011   1.109           1.059               3,449,526
                                                                2010   0.998           1.109               4,068,202
                                                                2009   0.779           0.998               3,668,863
                                                                2008   1.159           0.779               3,677,625
                                                                2007   1.125           1.159               2,889,972
                                                                2006   1.043           1.125               2,865,081
                                                                2005   0.992           1.043                 533,095
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........ 2012   1.538           1.662                 193,530
                                                                2011   1.674           1.538                 219,801
                                                                2010   1.456           1.674                 222,235
                                                                2009   1.192           1.456                 236,241
                                                                2008   1.845           1.192                 257,840
                                                                2007   1.796           1.845                 276,978
                                                                2006   1.640           1.796                 286,806
                                                                2005   1.562           1.640                 285,477
                                                                2004   1.315           1.562                 248,064
                                                                2003   1.000           1.315                  85,990

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   2.016           2.282                 78,027
                                                                     2011   1.883           2.016                154,738
                                                                     2010   1.502           1.883                158,887
                                                                     2009   1.171           1.502                167,592
                                                                     2008   1.947           1.171                 81,651
                                                                     2007   2.468           1.947                 98,539
                                                                     2006   1.854           2.468                109,529
                                                                     2005   1.655           1.854                110,071
                                                                     2004   1.253           1.655                103,951
                                                                     2003   1.000           1.253                 61,196



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.111           1.180           --
                                                                     2006   1.074           1.111           --
                                                                     2005   1.000           1.074           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.206           1.188           --
                                                                     2007   1.132           1.206           --
                                                                     2006   1.047           1.132           --
                                                                     2005   1.000           1.047           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.082           1.181           --
                                                                     2011   1.047           1.082           --
                                                                     2010   0.890           1.047           --
                                                                     2009   0.778           0.890           --
                                                                     2008   1.095           0.778           --
                                                                     2007   1.155           1.095           --
                                                                     2006   1.011           1.155           --
                                                                     2005   1.000           1.011           --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)................................................... 2012   1.091           1.179           --
                                                                     2011   1.176           1.091           --
                                                                     2010   0.945           1.176           --
                                                                     2009   0.675           0.945           --
                                                                     2008   1.205           0.675           --
                                                                     2007   1.111           1.205           --
                                                                     2006   1.049           1.111           --
                                                                     2005   1.000           1.049           --

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.018           1.173                    --
                                                                         2011   1.168           1.018                    --
                                                                         2010   1.105           1.168                    --
                                                                         2009   0.827           1.105                    --
                                                                         2008   1.424           0.827                    --
                                                                         2007   1.265           1.424                    --
                                                                         2006   1.068           1.265                    --
                                                                         2005   1.000           1.068                    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.050           1.213                    --
                                                                         2011   1.055           1.050                    --
                                                                         2010   0.868           1.055                    --
                                                                         2009   0.663           0.868                    --
                                                                         2008   1.145           0.663                    --
                                                                         2007   1.197           1.145                    --
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   0.979           1.088                50,991
                                                                         2011   0.932           0.979                45,825
                                                                         2010   0.853           0.932                47,001
                                                                         2009   0.714           0.853                45,399
                                                                         2008   1.125           0.714                35,825
                                                                         2007   1.129           1.125                24,085
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   0.948           1.063                    --
                                                                         2011   1.037           0.948                    --
                                                                         2010   0.912           1.037                    --
                                                                         2009   0.724           0.912                    --
                                                                         2008   1.170           0.724                    --
                                                                         2007   1.230           1.170                    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)............................ 2007   1.181           1.234                    --
                                                                         2006   1.028           1.181                    --
                                                                         2005   0.975           1.028                    --
 LMPVPI Total Return Subaccount (Class II) (6/03)....................... 2007   1.106           1.134                    --
                                                                         2006   1.010           1.106                86,821
                                                                         2005   1.000           1.010                    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)................. 2007   1.170           1.207                    --
                                                                         2006   1.084           1.170                    --
                                                                         2005   1.000           1.084                    --

               PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.................... 2012   1.238
                                                                             2011   1.240
                                                                             2010   1.181
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............ 2009   0.675
                                                                             2008   1.209
                                                                             2007   1.165
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2012   1.038
                                                                             2011   1.193
                                                                             2010   1.098
                                                                             2009   0.856
                                                                             2008   1.524
                                                                             2007   1.461
 MIST MLA Mid Cap Subaccount (Class B) (4/08)............................... 2012   0.974
                                                                             2011   1.054
                                                                             2010   0.880
                                                                             2009   0.660
                                                                             2008   1.052
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)..................................................................... 2012   0.844
                                                                             2011   0.878
                                                                             2010   0.824
                                                                             2009   0.588
                                                                             2008   1.116
                                                                             2007   1.001
                                                                             2006   0.994
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................ 2012   1.288
                                                                             2011   1.303
 MIST Pioneer Fund Subaccount (Class B) (5/11).............................. 2012   0.986
                                                                             2011   1.128
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................. 2012   1.312
                                                                             2011   1.300
                                                                             2010   1.191
                                                                             2009   0.980



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.................... 1.406                216,104
                                                                             1.238                212,408
                                                                             1.240                224,182
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............ 0.639                     --
                                                                             0.675                     --
                                                                             1.209                     --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 1.181                  2,725
                                                                             1.038                     --
                                                                             1.193                    629
                                                                             1.098                    649
                                                                             0.856                    668
                                                                             1.524                     --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)............................... 0.999                 15,998
                                                                             0.974                 15,163
                                                                             1.054                 19,059
                                                                             0.880                 19,383
                                                                             0.660                 19,175
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)..................................................................... 0.946                     --
                                                                             0.844                     --
                                                                             0.878                     --
                                                                             0.824                     --
                                                                             0.588                     --
                                                                             1.116                     --
                                                                             1.001                     --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................ 1.372                 68,115
                                                                             1.288                 69,888
 MIST Pioneer Fund Subaccount (Class B) (5/11).............................. 1.061                     --
                                                                             0.986                     --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................. 1.425                530,170
                                                                             1.312                538,862
                                                                             1.300                551,548
                                                                             1.191                551,501

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)........................................................... 2012   0.849           0.944                     --
                                                                   2011   0.957           0.849                     --
                                                                   2010   0.821           0.957                     --
                                                                   2009   0.657           0.821                     --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........... 2012   0.980           0.955                225,760
                                                                   2011   1.005           0.980                212,307
                                                                   2010   1.031           1.005                342,601
                                                                   2009   1.053           1.031                478,147
                                                                   2008   1.050           1.053                399,438
                                                                   2007   1.026           1.050                606,585
                                                                   2006   1.009           1.026                671,697
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                2012   0.940           0.901                     --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)........ 2012   1.005           1.091                 71,309
                                                                   2011   1.009           1.005                 71,568
                                                                   2010   0.943           1.009                 71,814
                                                                   2009   0.818           0.943                 72,053
                                                                   2008   1.080           0.818                 72,950
                                                                   2007   1.106           1.080                     --
Money Market Portfolio
 Money Market Subaccount (5/03)................................... 2006   1.004           1.009                     --
                                                                   2005   1.000           1.004                     --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)........................................................... 2006   1.037           1.080                     --
                                                                   2005   1.000           1.037                     --
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)........................................................... 2006   1.140           1.237                     --
                                                                   2005   1.000           1.140                     --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03).......... 2007   0.993           1.023                     --
                                                                   2006   0.988           0.993                     --
                                                                   2005   1.000           0.988                     --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)............ 2006   0.987           1.100                     --
                                                                   2005   1.000           0.987                     --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)................ 2006   1.009           1.064                     --
                                                                   2005   1.000           1.009                     --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.279           1.303                     --
                                                                     2010   1.204           1.279                182,288
                                                                     2009   1.053           1.204                188,005
                                                                     2008   1.090           1.053                 45,072
                                                                     2007   1.079           1.090                 26,640
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.229           1.341                     --
                                                                     2006   1.057           1.229                     --
                                                                     2005   0.977           1.057                     --
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.035           1.302                     --
                                                                     2005   1.000           1.035                     --
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.061           1.131                     --
                                                                     2010   0.940           1.061                     --
                                                                     2009   0.772           0.940                     --
                                                                     2008   1.207           0.772                     --
                                                                     2007   1.182           1.207                     --
                                                                     2006   1.042           1.182                     --
                                                                     2005   1.000           1.042                     --
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)......... 2012   0.947           1.021                     --
                                                                     2011   1.008           0.947                     --
                                                                     2010   0.947           1.008                     --
                                                                     2009   0.839           0.947                     --
                                                                     2008   1.276           0.839                     --
                                                                     2007   1.230           1.276                     --
                                                                     2006   1.077           1.230                     --
                                                                     2005   0.986           1.077                     --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)......... 2009   0.719           0.715                     --
                                                                     2008   1.122           0.719                239,497
                                                                     2007   1.128           1.122                183,787
                                                                     2006   1.033           1.128                116,910
                                                                     2005   0.996           1.033                     --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................ 2010   1.052           1.124                     --
                                                                     2009   0.674           1.052                218,139
                                                                     2008   1.074           0.674                139,380
                                                                     2007   1.044           1.074                109,792
                                                                     2006   0.989           1.044                 47,336
                                                                     2005   1.000           0.989                     --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.723           0.689                     --
                                                                      2008   1.231           0.723                     --
                                                                      2007   1.201           1.231                     --
                                                                      2006   1.076           1.201                     --
                                                                      2005   1.003           1.076                     --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.562           0.590                     --
                                                                      2008   1.131           0.562                     --
                                                                      2007   1.080           1.131                     --
                                                                      2006   1.016           1.080                     --
                                                                      2005   1.000           1.016                     --
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   0.791           0.720                     --
                                                                      2008   1.479           0.791                     --
                                                                      2007   1.340           1.479                     --
                                                                      2006   1.121           1.340                     --
                                                                      2005   1.000           1.121                     --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2009   0.692           0.711                     --
                                                                      2008   1.152           0.692                     --
                                                                      2007   1.093           1.152                     --
                                                                      2006   1.090           1.093                     --
                                                                      2005   1.000           1.090                     --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2007   1.064           1.247                     --
                                                                      2006   1.012           1.064                     --
                                                                      2005   1.000           1.012                     --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)............ 2009   0.668           0.636                     --
                                                                      2008   1.108           0.668                     --
                                                                      2007   1.225           1.108                     --
                                                                      2006   1.101           1.225                     --
                                                                      2005   1.000           1.101                     --
 Pioneer Small Company VCT Subaccount (Class II) (6/03).............. 2006   1.024           1.084                     --
                                                                      2005   1.000           1.024                     --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........... 2009   0.918           0.968                     --
                                                                      2008   1.066           0.918                558,876
                                                                      2007   1.030           1.066                214,553
                                                                      2006   0.995           1.030                215,430
                                                                      2005   1.000           0.995                     --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.144           1.135                      --
                                                                   2006   1.020           1.144                      --
                                                                   2005   1.000           1.020                      --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   1.368           1.488                      --
                                                                   2011   1.837           1.368                      --
                                                                   2010   1.630           1.837                      --
                                                                   2009   0.961           1.630                      --
                                                                   2008   2.364           0.961                      --
                                                                   2007   1.702           2.364                      --
                                                                   2006   1.289           1.702                      --
                                                                   2005   1.000           1.289                      --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........... 2012   1.077           1.155                      --
                                                                   2011   1.045           1.077                      --
                                                                   2010   0.899           1.045                      --
                                                                   2009   0.810           0.899                      --
                                                                   2008   1.195           0.810                      --
                                                                   2007   1.219           1.195                      --
                                                                   2006   1.024           1.219                      --
                                                                   2005   1.000           1.024                      --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................... 2012   1.033           1.126               5,693,168
                                                                   2011   1.095           1.033               5,870,064
                                                                   2010   0.979           1.095               6,246,359
                                                                   2009   0.757           0.979               6,297,902
                                                                   2008   1.196           0.757               6,466,610
                                                                   2007   1.161           1.196               5,710,624
                                                                   2006   1.057           1.161               3,150,750
                                                                   2005   0.982           1.057                      --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................... 2012   1.056           1.148               5,183,002
                                                                   2011   1.106           1.056               5,363,189
                                                                   2010   0.996           1.106               5,194,071
                                                                   2009   0.777           0.996               5,248,899
                                                                   2008   1.158           0.777               5,624,649
                                                                   2007   1.124           1.158               4,836,462
                                                                   2006   1.042           1.124               2,364,251
                                                                   2005   0.992           1.042                      --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2012   0.986           1.065           --
                                                                     2011   1.074           0.986           --
                                                                     2010   0.934           1.074           --
                                                                     2009   0.765           0.934           --
                                                                     2008   1.185           0.765           --
                                                                     2007   1.154           1.185           --
                                                                     2006   1.054           1.154           --
                                                                     2005   1.000           1.054           --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   1.271           1.438           --
                                                                     2011   1.188           1.271           --
                                                                     2010   0.948           1.188           --
                                                                     2009   0.739           0.948           --
                                                                     2008   1.230           0.739           --
                                                                     2007   1.560           1.230           --
                                                                     2006   1.173           1.560           --
                                                                     2005   1.000           1.173           --



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.152           1.223                    --
                                                                     2006   1.114           1.152                10,810
                                                                     2005   1.053           1.114                 9,741
                                                                     2004   1.000           1.053                 4,791
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.280           1.261                    --
                                                                     2007   1.203           1.280                 2,902
                                                                     2006   1.112           1.203                 3,004
                                                                     2005   1.064           1.112                 2,451
                                                                     2004   1.000           1.064                    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.151           1.256                 8,386
                                                                     2011   1.115           1.151                 8,840
                                                                     2010   0.948           1.115                 9,752
                                                                     2009   0.829           0.948                15,996
                                                                     2008   1.168           0.829                17,661
                                                                     2007   1.232           1.168                18,654
                                                                     2006   1.079           1.232                18,008
                                                                     2005   1.071           1.079                 6,434
                                                                     2004   1.000           1.071                    --

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.148           1.239                    882
                                                                         2011   1.237           1.148                  5,978
                                                                         2010   0.995           1.237                  6,122
                                                                         2009   0.711           0.995                  6,789
                                                                         2008   1.270           0.711                  7,054
                                                                         2007   1.172           1.270                  6,361
                                                                         2006   1.106           1.172                  5,890
                                                                         2005   1.083           1.106                  4,777
                                                                         2004   1.000           1.083                  4,717
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.177           1.355                118,023
                                                                         2011   1.351           1.177                125,466
                                                                         2010   1.279           1.351                122,966
                                                                         2009   0.958           1.279                120,080
                                                                         2008   1.650           0.958                118,480
                                                                         2007   1.467           1.650                112,977
                                                                         2006   1.239           1.467                123,624
                                                                         2005   1.154           1.239                113,416
                                                                         2004   1.000           1.154                  4,481
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.085           1.252                 22,926
                                                                         2011   1.090           1.085                 28,616
                                                                         2010   0.897           1.090                 29,174
                                                                         2009   0.686           0.897                 28,127
                                                                         2008   1.185           0.686                 44,064
                                                                         2007   1.239           1.185                 43,036
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   1.020           1.133                 10,063
                                                                         2011   0.971           1.020                 10,069
                                                                         2010   0.889           0.971                 10,076
                                                                         2009   0.744           0.889                  5,814
                                                                         2008   1.175           0.744                  3,467
                                                                         2007   1.178           1.175                  3,473
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   0.982           1.100                    655
                                                                         2011   1.075           0.982                    657
                                                                         2010   0.946           1.075                    659
                                                                         2009   0.750           0.946                    745
                                                                         2008   1.215           0.750                    747
                                                                         2007   1.277           1.215                    749

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.180
                                                                               2006   1.027
                                                                               2005   0.975
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.155
                                                                               2006   1.056
                                                                               2005   1.052
                                                                               2004   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.212
                                                                               2006   1.123
                                                                               2005   1.051
                                                                               2004   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2012   1.372
                                                                               2011   1.376
                                                                               2010   1.311
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.699
                                                                               2008   1.253
                                                                               2007   1.208
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   1.198
                                                                               2011   1.378
                                                                               2010   1.269
                                                                               2009   0.990
                                                                               2008   1.763
                                                                               2007   1.690
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   0.970
                                                                               2011   1.051
                                                                               2010   0.878
                                                                               2009   0.659
                                                                               2008   1.051
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 2012   0.842
                                                                               2011   0.876
                                                                               2010   0.822
                                                                               2009   0.587
                                                                               2008   1.115
                                                                               2007   1.001
                                                                               2006   0.994



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.233                     --
                                                                               1.180                    784
                                                                               1.027                    786
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.183                     --
                                                                               1.155                 13,180
                                                                               1.056                  2,987
                                                                               1.052                     --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.250                     --
                                                                               1.212                 23,009
                                                                               1.123                 22,912
                                                                               1.051                  4,861
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 1.558                174,828
                                                                               1.372                180,409
                                                                               1.376                180,443
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.662                     --
                                                                               0.699                 13,334
                                                                               1.253                 10,896
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.363                     --
                                                                               1.198                     --
                                                                               1.378                     --
                                                                               1.269                     --
                                                                               0.990                     --
                                                                               1.763                     --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 0.995                 19,651
                                                                               0.970                 19,608
                                                                               1.051                 19,525
                                                                               0.878                 19,730
                                                                               0.659                  3,480
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 0.943                     --
                                                                               0.842                125,687
                                                                               0.876                125,697
                                                                               0.822                120,943
                                                                               0.587                118,230
                                                                               1.115                118,238
                                                                               1.001                118,245

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................ 2012   1.380           1.469                124,952
                                                                     2011   1.396           1.380                124,857
 MIST Pioneer Fund Subaccount (Class B) (5/11)...................... 2012   1.061           1.141                  2,106
                                                                     2011   1.214           1.061                 19,266
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).......... 2012   1.448           1.572                 33,476
                                                                     2011   1.436           1.448                 39,121
                                                                     2010   1.316           1.436                 40,525
                                                                     2009   1.083           1.316                 47,822
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)............................................................. 2012   0.878           0.976                    447
                                                                     2011   0.990           0.878                  7,205
                                                                     2010   0.850           0.990                  6,949
                                                                     2009   0.680           0.850                 13,883
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............. 2012   0.969           0.944                 79,891
                                                                     2011   0.994           0.969                 82,003
                                                                     2010   1.020           0.994                126,906
                                                                     2009   1.043           1.020                 81,261
                                                                     2008   1.040           1.043                171,671
                                                                     2007   1.016           1.040                185,261
                                                                     2006   1.001           1.016                 42,885
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                  2012   0.940           0.898                122,182
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).......... 2012   1.002           1.087                     --
                                                                     2011   1.007           1.002                     --
                                                                     2010   0.941           1.007                     --
                                                                     2009   0.817           0.941                     --
                                                                     2008   1.079           0.817                     --
                                                                     2007   1.106           1.079                     --
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.860           1.016                172,359
                                                                     2011   0.964           0.860                176,364
                                                                     2010   0.854           0.964                176,275
                                                                     2009   0.627           0.854                178,611
                                                                     2008   1.082           0.627                177,552
                                                                     2007   1.045           1.082                175,778
                                                                     2006   0.996           1.045                154,708
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   0.995           1.001                     --
                                                                     2005   0.993           0.995                106,379
                                                                     2004   1.000           0.993                  2,496

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.068           1.113                     --
                                                                     2005   1.045           1.068                105,674
                                                                     2004   1.000           1.045                     --
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.297           1.408                     --
                                                                     2005   1.167           1.297                109,344
                                                                     2004   1.000           1.167                     --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   1.028           1.057                     --
                                                                     2006   1.023           1.028                 12,117
                                                                     2005   1.031           1.023                 10,977
                                                                     2004   1.000           1.031                     --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.977           1.088                     --
                                                                     2005   0.991           0.977                  2,400
                                                                     2004   1.000           0.991                     --
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.035           1.091                     --
                                                                     2005   1.025           1.035                     --
                                                                     2004   1.000           1.025                     --
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.277           1.301                     --
                                                                     2010   1.203           1.277                 36,984
                                                                     2009   1.053           1.203                 46,241
                                                                     2008   1.090           1.053                 27,663
                                                                     2007   1.079           1.090                 29,976
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.228           1.339                     --
                                                                     2006   1.056           1.228                    480
                                                                     2005   0.977           1.056                     --
 Pioneer Europe VCT Subaccount (Class II) (6/03).................... 2006   1.235           1.554                     --
                                                                     2005   1.176           1.235                     --
                                                                     2004   1.000           1.176                     --
 Pioneer Fund VCT Subaccount (Class II) (6/03)...................... 2011   1.142           1.217                     --
                                                                     2010   1.012           1.142                 19,287
                                                                     2009   0.832           1.012                 32,867
                                                                     2008   1.301           0.832                 31,761
                                                                     2007   1.274           1.301                 29,920
                                                                     2006   1.124           1.274                 16,484
                                                                     2005   1.089           1.124                 16,935
                                                                     2004   1.000           1.089                  6,968

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05).......... 2012   0.944           1.017                 41,786
                                                                      2011   1.005           0.944                 42,243
                                                                      2010   0.944           1.005                 42,763
                                                                      2009   0.837           0.944                 40,066
                                                                      2008   1.274           0.837                 35,662
                                                                      2007   1.229           1.274                 36,805
                                                                      2006   1.077           1.229                 37,456
                                                                      2005   0.986           1.077                 25,273
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).......... 2009   0.718           0.713                     --
                                                                      2008   1.121           0.718                 39,666
                                                                      2007   1.127           1.121                 40,136
                                                                      2006   1.032           1.127                 19,416
                                                                      2005   0.996           1.032                 18,915
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.139           1.217                     --
                                                                      2009   0.730           1.139                194,478
                                                                      2008   1.165           0.730                  3,249
                                                                      2007   1.132           1.165                  3,318
                                                                      2006   1.074           1.132                 13,431
                                                                      2005   1.084           1.074                  2,754
                                                                      2004   1.000           1.084                     --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.721           0.688                     --
                                                                      2008   1.230           0.721                     --
                                                                      2007   1.200           1.230                     --
                                                                      2006   1.076           1.200                     --
                                                                      2005   1.003           1.076                     --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.600           0.629                     --
                                                                      2008   1.207           0.600                102,300
                                                                      2007   1.153           1.207                102,311
                                                                      2006   1.086           1.153                102,320
                                                                      2005   1.080           1.086                101,352
                                                                      2004   1.000           1.080                     --
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   0.924           0.842                     --
                                                                      2008   1.729           0.924                 26,250
                                                                      2007   1.567           1.729                 25,419
                                                                      2006   1.312           1.567                  9,727
                                                                      2005   1.169           1.312                  4,720
                                                                      2004   1.000           1.169                     --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04)........................................................... 2009   0.714           0.733                     --
                                                                   2008   1.189           0.714                117,038
                                                                   2007   1.128           1.189                117,043
                                                                   2006   1.127           1.128                117,048
                                                                   2005   1.069           1.127                114,298
                                                                   2004   1.000           1.069                     --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04)........................................................... 2007   1.081           1.266                     --
                                                                   2006   1.029           1.081                115,572
                                                                   2005   1.009           1.029                105,396
                                                                   2004   1.000           1.009                     --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   0.757           0.720                     --
                                                                   2008   1.255           0.757                107,078
                                                                   2007   1.388           1.255                107,019
                                                                   2006   1.248           1.388                106,913
                                                                   2005   1.152           1.248                 56,448
                                                                   2004   1.000           1.152                     --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.096           1.159                     --
                                                                   2005   1.106           1.096                 49,716
                                                                   2004   1.000           1.106                     --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   1.009           1.064                     --
                                                                   2008   1.173           1.009                 23,955
                                                                   2007   1.134           1.173                 27,311
                                                                   2006   1.095           1.134                 26,499
                                                                   2005   1.097           1.095                 25,896
                                                                   2004   1.000           1.097                  6,826
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.240           1.231                     --
                                                                   2006   1.106           1.240                 12,208
                                                                   2005   1.085           1.106                 12,260
                                                                   2004   1.000           1.085                  7,012
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   1.835           1.996                159,814
                                                                   2011   2.466           1.835                166,632
                                                                   2010   2.189           2.466                167,805
                                                                   2009   1.291           2.189                189,998
                                                                   2008   3.178           1.291                138,324
                                                                   2007   2.290           3.178                131,978
                                                                   2006   1.734           2.290                132,746
                                                                   2005   1.294           1.734                 78,600
                                                                   2004   1.000           1.294                  4,136

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........ 2012   1.212           1.298                 23,668
                                                                2011   1.176           1.212                 24,148
                                                                2010   1.012           1.176                 25,246
                                                                2009   0.912           1.012                 25,689
                                                                2008   1.347           0.912                 26,323
                                                                2007   1.375           1.347                 27,945
                                                                2006   1.155           1.375                 12,608
                                                                2005   1.124           1.155                  1,859
                                                                2004   1.000           1.124                     --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)........................................................ 2012   1.029           1.122                 89,103
                                                                2011   1.092           1.029                 89,176
                                                                2010   0.977           1.092                 36,764
                                                                2009   0.756           0.977                 89,999
                                                                2008   1.195           0.756                 90,108
                                                                2007   1.160           1.195                404,197
                                                                2006   1.056           1.160                408,332
                                                                2005   0.982           1.056                  7,802
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)........................................................ 2012   1.052           1.144                160,683
                                                                2011   1.103           1.052                176,612
                                                                2010   0.994           1.103                294,399
                                                                2009   0.776           0.994                323,990
                                                                2008   1.156           0.776                324,057
                                                                2007   1.123           1.156                 37,918
                                                                2006   1.042           1.123                 37,885
                                                                2005   0.992           1.042                  7,848
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........ 2012   1.116           1.205                106,596
                                                                2011   1.217           1.116                109,337
                                                                2010   1.059           1.217                109,351
                                                                2009   0.868           1.059                105,831
                                                                2008   1.345           0.868                103,764
                                                                2007   1.310           1.345                103,776
                                                                2006   1.198           1.310                103,787
                                                                2005   1.142           1.198                 90,922
                                                                2004   1.000           1.142                     --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   1.580           1.787               184,205
                                                                     2011   1.478           1.580               190,483
                                                                     2010   1.180           1.478               190,836
                                                                     2009   0.920           1.180               191,033
                                                                     2008   1.533           0.920                85,466
                                                                     2007   1.945           1.533                86,271
                                                                     2006   1.462           1.945                85,572
                                                                     2005   1.306           1.462                77,752
                                                                     2004   1.000           1.306                    --



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   0.987           1.048           --
                                                                     2006   1.000           0.987           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)......... 2008   1.103           1.087           --
                                                                     2007   1.038           1.103           --
                                                                     2006   1.000           1.038           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)............................................................. 2012   1.031           1.123           --
                                                                     2011   0.999           1.031           --
                                                                     2010   0.851           0.999           --
                                                                     2009   0.745           0.851           --
                                                                     2008   1.050           0.745           --
                                                                     2007   1.109           1.050           --
                                                                     2006   1.000           1.109           --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)................................................... 2012   0.970           1.046           --
                                                                     2011   1.047           0.970           --
                                                                     2010   0.843           1.047           --
                                                                     2009   0.603           0.843           --
                                                                     2008   1.078           0.603           --
                                                                     2007   0.995           1.078           --
                                                                     2006   1.000           0.995           --

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   0.907           1.043                     --
                                                                         2011   1.042           0.907                     --
                                                                         2010   0.988           1.042                     --
                                                                         2009   0.740           0.988                     --
                                                                         2008   1.276           0.740                     --
                                                                         2007   1.135           1.276                     --
                                                                         2006   1.000           1.135                     --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   0.914           1.053                     --
                                                                         2011   0.919           0.914                     --
                                                                         2010   0.757           0.919                     --
                                                                         2009   0.580           0.757                     --
                                                                         2008   1.002           0.580                     --
                                                                         2007   1.048           1.002                     --
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07)...................................................... 2012   0.939           1.043                141,663
                                                                         2011   0.896           0.939                144,898
                                                                         2010   0.821           0.896                146,895
                                                                         2009   0.688           0.821                145,677
                                                                         2008   1.086           0.688                 85,774
                                                                         2007   1.091           1.086                 95,939
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................ 2012   0.877           0.982                     --
                                                                         2011   0.961           0.877                     --
                                                                         2010   0.847           0.961                     --
                                                                         2009   0.672           0.847                     --
                                                                         2008   1.089           0.672                     --
                                                                         2007   1.146           1.089                     --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)............................ 2007   1.104           1.153                     --
                                                                         2006   1.000           1.104                     --
 LMPVPI Total Return Subaccount (Class II) (6/03)....................... 2007   1.069           1.096                     --
                                                                         2006   1.000           1.069                 55,779
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)................. 2007   1.026           1.058                     --
                                                                         2006   1.000           1.026                     --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10).................. 2012   1.171           1.329                115,535
                                                                         2011   1.176           1.171                116,697
                                                                         2010   1.121           1.176                118,169

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.598
                                                                               2008   1.073
                                                                               2007   1.035
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2012   0.894
                                                                               2011   1.028
                                                                               2010   0.948
                                                                               2009   0.740
                                                                               2008   1.320
                                                                               2007   1.266
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2012   0.901
                                                                               2011   0.977
                                                                               2010   0.817
                                                                               2009   0.614
                                                                               2008   0.979
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 2012   0.837
                                                                               2011   0.872
                                                                               2010   0.819
                                                                               2009   0.586
                                                                               2008   1.113
                                                                               2007   1.000
                                                                               2006   0.994
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2012   1.280
                                                                               2011   1.296
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2012   0.912
                                                                               2011   1.045
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2012   1.289
                                                                               2011   1.280
                                                                               2010   1.174
                                                                               2009   0.967
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)....................................................................... 2012   0.748
                                                                               2011   0.846
                                                                               2010   0.726
                                                                               2009   0.582



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.566                     --
                                                                               0.598                     --
                                                                               1.073                     --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 1.015                     --
                                                                               0.894                     --
                                                                               1.028                     --
                                                                               0.948                     --
                                                                               0.740                     --
                                                                               1.320                     --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 0.923                     --
                                                                               0.901                     --
                                                                               0.977                     --
                                                                               0.817                     --
                                                                               0.614                     --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)....................................................................... 0.938                     --
                                                                               0.837                     --
                                                                               0.872                     --
                                                                               0.819                     --
                                                                               0.586                     --
                                                                               1.113                     --
                                                                               1.000                     --
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 1.362                 24,736
                                                                               1.280                 26,340
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 0.980                     --
                                                                               0.912                     --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 1.399                223,904
                                                                               1.289                224,343
                                                                               1.280                215,653
                                                                               1.174                258,346
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)....................................................................... 0.832                     --
                                                                               0.748                     --
                                                                               0.846                     --
                                                                               0.726                     --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............. 2012   0.966           0.940               172,833
                                                                     2011   0.993           0.966               175,191
                                                                     2010   1.020           0.993               203,912
                                                                     2009   1.043           1.020               207,565
                                                                     2008   1.042           1.043               219,885
                                                                     2007   1.019           1.042               198,447
                                                                     2006   1.004           1.019               112,991
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                  2012   0.930           0.892                    --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).......... 2012   0.997           1.080                    --
                                                                     2011   1.002           0.997                    --
                                                                     2010   0.938           1.002                    --
                                                                     2009   0.814           0.938                    --
                                                                     2008   1.078           0.814                    --
                                                                     2007   1.104           1.078                    --
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.856           1.009                    --
                                                                     2011   0.960           0.856                    --
                                                                     2010   0.850           0.960                    --
                                                                     2009   0.625           0.850                    --
                                                                     2008   1.080           0.625                    --
                                                                     2007   1.044           1.080                    --
                                                                     2006   0.996           1.044                    --
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   1.000           1.004                    --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.000           1.005                    --
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.000           1.034                    --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   1.007           1.035                    --
                                                                     2006   1.000           1.007                47,453
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   1.000           1.086                    --
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.000           1.032                    --
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.273           1.296                    --
                                                                     2010   1.200           1.273                27,404
                                                                     2009   1.051           1.200                28,642
                                                                     2008   1.090           1.051                38,802
                                                                     2007   1.079           1.090                44,948

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)......... 2007   1.108           1.208                     --
                                                                      2006   1.000           1.108                     --
 Pioneer Europe VCT Subaccount (Class II) (6/03)..................... 2006   1.000           1.192                     --
 Pioneer Fund VCT Subaccount (Class II) (6/03)....................... 2011   0.983           1.047                     --
                                                                      2010   0.872           0.983                     --
                                                                      2009   0.718           0.872                     --
                                                                      2008   1.123           0.718                     --
                                                                      2007   1.101           1.123                     --
                                                                      2006   1.000           1.101                     --
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05).......... 2012   0.842           0.906                     --
                                                                      2011   0.897           0.842                     --
                                                                      2010   0.844           0.897                     --
                                                                      2009   0.749           0.844                     --
                                                                      2008   1.141           0.749                     --
                                                                      2007   1.102           1.141                     --
                                                                      2006   1.000           1.102                     --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).......... 2009   0.684           0.679                     --
                                                                      2008   1.069           0.684                110,382
                                                                      2007   1.075           1.069                127,515
                                                                      2006   1.000           1.075                 81,573
 Pioneer High Yield VCT Subaccount (Class II) (6/03)................. 2010   1.048           1.120                     --
                                                                      2009   0.673           1.048                 28,642
                                                                      2008   1.074           0.673                 36,427
                                                                      2007   1.045           1.074                 38,507
                                                                      2006   1.000           1.045                 39,626
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05).............................................................. 2009   0.643           0.613                     --
                                                                      2008   1.097           0.643                     --
                                                                      2007   1.072           1.097                     --
                                                                      2006   1.000           1.072                     --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............... 2009   0.548           0.575                     --
                                                                      2008   1.104           0.548                     --
                                                                      2007   1.056           1.104                     --
                                                                      2006   1.000           1.056                     --
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   0.661           0.602                     --
                                                                      2008   1.238           0.661                     --
                                                                      2007   1.124           1.238                     --
                                                                      2006   1.000           1.124                     --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04)........................................................... 2009   0.621           0.638                     --
                                                                   2008   1.035           0.621                     --
                                                                   2007   0.984           1.035                     --
                                                                   2006   1.000           0.984                     --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04)........................................................... 2007   1.005           1.177                     --
                                                                   2006   1.000           1.005                     --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......... 2009   0.564           0.536                     --
                                                                   2008   0.937           0.564                     --
                                                                   2007   1.037           0.937                     --
                                                                   2006   1.000           1.037                     --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........... 2006   1.000           0.986                     --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........ 2009   0.915           0.964                     --
                                                                   2008   1.064           0.915                247,309
                                                                   2007   1.030           1.064                241,569
                                                                   2006   1.000           1.030                 68,017
 Pioneer Value VCT Subaccount (Class II) (6/03)................... 2007   1.082           1.073                     --
                                                                   2006   1.000           1.082                     --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........ 2012   0.943           1.024                     --
                                                                   2011   1.268           0.943                     --
                                                                   2010   1.127           1.268                     --
                                                                   2009   0.665           1.127                     --
                                                                   2008   1.639           0.665                     --
                                                                   2007   1.182           1.639                     --
                                                                   2006   1.000           1.182                     --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........... 2012   1.010           1.081                     --
                                                                   2011   0.981           1.010                     --
                                                                   2010   0.846           0.981                     --
                                                                   2009   0.763           0.846                     --
                                                                   2008   1.127           0.763                     --
                                                                   2007   1.152           1.127                     --
                                                                   2006   1.000           1.152                     --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)............................................................. 2012   0.938           1.021               1,092,681
                                                                     2011   0.996           0.938               1,190,224
                                                                     2010   0.892           0.996               1,269,873
                                                                     2009   0.690           0.892               1,285,187
                                                                     2008   1.093           0.690               1,343,418
                                                                     2007   1.062           1.093               1,545,218
                                                                     2006   1.000           1.062                 962,053
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)............................................................. 2012   0.980           1.064               1,467,396
                                                                     2011   1.028           0.980               1,491,446
                                                                     2010   0.927           1.028               1,505,470
                                                                     2009   0.725           0.927               1,520,603
                                                                     2008   1.081           0.725               1,581,382
                                                                     2007   1.051           1.081               1,546,086
                                                                     2006   1.000           1.051               1,154,992
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2012   0.903           0.974                      --
                                                                     2011   0.986           0.903                      --
                                                                     2010   0.859           0.986                      --
                                                                     2009   0.704           0.859                      --
                                                                     2008   1.093           0.704                      --
                                                                     2007   1.066           1.093                      --
                                                                     2006   1.000           1.066                      --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   1.008           1.139                      --
                                                                     2011   0.944           1.008                      --
                                                                     2010   0.754           0.944                      --
                                                                     2009   0.589           0.754                      --
                                                                     2008   0.982           0.589                      --
                                                                     2007   1.247           0.982                      --
                                                                     2006   1.000           1.247                      --



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........ 2007   1.107           1.175           --
                                                                     2006   1.072           1.107           --
                                                                     2005   1.000           1.072           --

                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)............. 2008   1.199           1.181           --
                                                                         2007   1.128           1.199           --
                                                                         2006   1.045           1.128           --
                                                                         2005   1.000           1.045           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
 (6/03)................................................................. 2012   1.067           1.162           --
                                                                         2011   1.035           1.067           --
                                                                         2010   0.882           1.035           --
                                                                         2009   0.772           0.882           --
                                                                         2008   1.089           0.772           --
                                                                         2007   1.151           1.089           --
                                                                         2006   1.010           1.151           --
                                                                         2005   1.000           1.010           --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
 (Class 2) (6/03)....................................................... 2012   1.076           1.160           --
                                                                         2011   1.162           1.076           --
                                                                         2010   0.936           1.162           --
                                                                         2009   0.670           0.936           --
                                                                         2008   1.198           0.670           --
                                                                         2007   1.107           1.198           --
                                                                         2006   1.047           1.107           --
                                                                         2005   1.000           1.047           --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.004           1.154           --
                                                                         2011   1.154           1.004           --
                                                                         2010   1.095           1.154           --
                                                                         2009   0.821           1.095           --
                                                                         2008   1.415           0.821           --
                                                                         2007   1.260           1.415           --
                                                                         2006   1.067           1.260           --
                                                                         2005   1.000           1.067           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class II) (4/07)...................................................... 2012   1.036           1.194           --
                                                                         2011   1.042           1.036           --
                                                                         2010   0.859           1.042           --
                                                                         2009   0.658           0.859           --
                                                                         2008   1.138           0.658           --
                                                                         2007   1.191           1.138           --

               PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07).......................................................... 2012   0.966
                                                                             2011   0.921
                                                                             2010   0.845
                                                                             2009   0.708
                                                                             2008   1.119
                                                                             2007   1.124
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)................................................ 2012   0.936
                                                                             2011   1.025
                                                                             2010   0.904
                                                                             2009   0.718
                                                                             2008   1.164
                                                                             2007   1.225
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................ 2007   1.177
                                                                             2006   1.026
                                                                             2005   0.975
 LMPVPI Total Return Subaccount (Class II) (6/03)........................... 2007   1.102
                                                                             2006   1.009
                                                                             2005   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)..................... 2007   1.166
                                                                             2006   1.082
                                                                             2005   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.................... 2012   1.221
                                                                             2011   1.226
                                                                             2010   1.169
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............ 2009   0.670
                                                                             2008   1.202
                                                                             2007   1.160
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2012   1.024
                                                                             2011   1.179
                                                                             2010   1.088
                                                                             2009   0.850
                                                                             2008   1.515
                                                                             2007   1.454



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Equity Income Builder Subaccount
 (Class II) (4/07).......................................................... 1.071                    --
                                                                             0.966                    --
                                                                             0.921                    --
                                                                             0.845                    --
                                                                             0.708                    --
                                                                             1.119                 4,111
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)................................................ 1.046                    --
                                                                             0.936                    --
                                                                             1.025                    --
                                                                             0.904                    --
                                                                             0.718                    --
                                                                             1.164                    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................ 1.229                    --
                                                                             1.177                    --
                                                                             1.026                    --
 LMPVPI Total Return Subaccount (Class II) (6/03)........................... 1.129                    --
                                                                             1.102                 4,055
                                                                             1.009                    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)..................... 1.202                    --
                                                                             1.166                    --
                                                                             1.082                    --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.................... 1.384                90,386
                                                                             1.221                90,386
                                                                             1.226                96,603
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............ 0.634                    --
                                                                             0.670                    --
                                                                             1.202                    --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 1.162                    --
                                                                             1.024                    --
                                                                             1.179                    --
                                                                             1.088                    --
                                                                             0.850                    --
                                                                             1.515                    --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................... 2012   0.961           0.984                    --
                                                                   2011   1.043           0.961                    --
                                                                   2010   0.872           1.043                    --
                                                                   2009   0.656           0.872                    --
                                                                   2008   1.046           0.656                    --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B)
 (4/06)........................................................... 2012   0.835           0.935                    --
                                                                   2011   0.870           0.835                    --
                                                                   2010   0.817           0.870                    --
                                                                   2009   0.585           0.817                    --
                                                                   2008   1.112           0.585                    --
                                                                   2007   1.000           1.112                    --
                                                                   2006   0.994           1.000                    --
 MIST PIMCO Total Return Subaccount (Class B) (5/11).............. 2012   1.278           1.358                    --
                                                                   2011   1.294           1.278                    --
 MIST Pioneer Fund Subaccount (Class B) (5/11).................... 2012   0.973           1.044                    --
                                                                   2011   1.114           0.973                    --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)........ 2012   1.294           1.402                    --
                                                                   2011   1.285           1.294                    --
                                                                   2010   1.179           1.285                    --
                                                                   2009   0.972           1.179                    --
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E)
 (5/09)........................................................... 2012   0.837           0.929                    --
                                                                   2011   0.946           0.837                    --
                                                                   2010   0.813           0.946                    --
                                                                   2009   0.651           0.813                    --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........... 2012   0.966           0.940                 6,517
                                                                   2011   0.993           0.966                 6,522
                                                                   2010   1.021           0.993                 6,528
                                                                   2009   1.045           1.021                 6,534
                                                                   2008   1.044           1.045                    --
                                                                   2007   1.022           1.044                    --
                                                                   2006   1.007           1.022                    --
 MSF Jennison Growth Subaccount (Class B) (4/12)  .                2012   0.930           0.889                    --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).......... 2012   0.994           1.076               103,998
                                                                     2011   1.000           0.994               104,005
                                                                     2010   0.936           1.000               110,565
                                                                     2009   0.813           0.936               110,574
                                                                     2008   1.077           0.813               110,583
                                                                     2007   1.104           1.077               110,592
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........ 2012   0.853           1.006                    --
                                                                     2011   0.957           0.853                    --
                                                                     2010   0.849           0.957                    --
                                                                     2009   0.624           0.849                    --
                                                                     2008   1.079           0.624                    --
                                                                     2007   1.044           1.079                    --
                                                                     2006   0.996           1.044                    --
Money Market Portfolio
 Money Market Subaccount (5/03)..................................... 2006   1.002           1.007                    --
                                                                     2005   1.000           1.002                    --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.035           1.078                    --
                                                                     2005   1.000           1.035                    --
 Oppenheimer Global Securities Subaccount/VA (Service Shares)
 (6/03)............................................................. 2006   1.138           1.234                    --
                                                                     2005   1.000           1.138                    --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)............ 2007   0.990           1.017                    --
                                                                     2006   0.986           0.990                    --
                                                                     2005   1.000           0.986                    --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).............. 2006   0.985           1.096                    --
                                                                     2005   1.000           0.985                    --
 Pioneer Balanced VCT Subaccount (Class II) (6/03).................. 2006   1.008           1.060                    --
                                                                     2005   1.000           1.008                    --
 Pioneer Bond VCT Subaccount (Class II) (11/07)..................... 2011   1.271           1.294                    --
                                                                     2010   1.199           1.271                    --
                                                                     2009   1.051           1.199                    --
                                                                     2008   1.090           1.051                    --
                                                                     2007   1.079           1.090                    --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)........ 2007   1.224           1.334                    --
                                                                     2006   1.055           1.224                    --
                                                                     2005   0.977           1.055                    --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer Europe VCT Subaccount (Class II) (6/03)................... 2006   1.033           1.298                     --
                                                                    2005   1.000           1.033                     --
 Pioneer Fund VCT Subaccount (Class II) (6/03)..................... 2011   1.048           1.117                     --
                                                                    2010   0.931           1.048                     --
                                                                    2009   0.766           0.931                     --
                                                                    2008   1.200           0.766                     --
                                                                    2007   1.177           1.200                     --
                                                                    2006   1.040           1.177                     --
                                                                    2005   1.000           1.040                     --
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)........ 2012   0.934           1.005                     --
                                                                    2011   0.997           0.934                     --
                                                                    2010   0.938           0.997                     --
                                                                    2009   0.833           0.938                     --
                                                                    2008   1.269           0.833                     --
                                                                    2007   1.226           1.269                     --
                                                                    2006   1.076           1.226                     --
                                                                    2005   0.985           1.076                     --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)........ 2009   0.714           0.709                     --
                                                                    2008   1.116           0.714                  9,582
                                                                    2007   1.124           1.116                  9,589
                                                                    2006   1.031           1.124                 19,249
                                                                    2005   0.995           1.031                     --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............... 2010   1.041           1.112                     --
                                                                    2009   0.669           1.041                106,588
                                                                    2008   1.068           0.669                101,442
                                                                    2007   1.040           1.068                101,442
                                                                    2006   0.987           1.040                     --
                                                                    2005   1.000           0.987                     --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
 (4/05)............................................................ 2009   0.717           0.684                     --
                                                                    2008   1.225           0.717                     --
                                                                    2007   1.197           1.225                     --
                                                                    2006   1.075           1.197                     --
                                                                    2005   1.003           1.075                     --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............. 2009   0.558           0.585                     --
                                                                    2008   1.125           0.558                     --
                                                                    2007   1.076           1.125                     --
                                                                    2006   1.015           1.076                     --
                                                                    2005   1.000           1.015                     --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer International Value VCT Subaccount (Class II) (6/03)........ 2009   0.785           0.714                    --
                                                                      2008   1.470           0.785                    --
                                                                      2007   1.335           1.470                    --
                                                                      2006   1.119           1.335                    --
                                                                      2005   1.000           1.119                    --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2009   0.687           0.705                    --
                                                                      2008   1.145           0.687                    --
                                                                      2007   1.089           1.145                    --
                                                                      2006   1.088           1.089                    --
                                                                      2005   1.000           1.088                    --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
 (4/04).............................................................. 2007   1.060           1.240                    --
                                                                      2006   1.010           1.060                    --
                                                                      2005   1.000           1.010                    --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)............ 2009   0.663           0.631                    --
                                                                      2008   1.102           0.663                    --
                                                                      2007   1.220           1.102                    --
                                                                      2006   1.099           1.220                    --
                                                                      2005   1.000           1.099                    --
 Pioneer Small Company VCT Subaccount (Class II) (6/03).............. 2006   1.023           1.081                    --
                                                                      2005   1.000           1.023                    --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........... 2009   0.911           0.959                    --
                                                                      2008   1.060           0.911                24,657
                                                                      2007   1.026           1.060                 4,302
                                                                      2006   0.993           1.026                 4,360
                                                                      2005   1.000           0.993                    --
 Pioneer Value VCT Subaccount (Class II) (6/03)...................... 2007   1.140           1.129                    --
                                                                      2006   1.018           1.140                    --
                                                                      2005   1.000           1.018                    --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........... 2012   1.349           1.465                    --
                                                                      2011   1.815           1.349                    --
                                                                      2010   1.614           1.815                    --
                                                                      2009   0.953           1.614                    --
                                                                      2008   2.350           0.953                    --
                                                                      2007   1.696           2.350                    --
                                                                      2006   1.286           1.696                    --
                                                                      2005   1.000           1.286                    --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)............. 2012   1.063           1.137                      --
                                                                     2011   1.033           1.063                      --
                                                                     2010   0.890           1.033                      --
                                                                     2009   0.803           0.890                      --
                                                                     2008   1.188           0.803                      --
                                                                     2007   1.215           1.188                      --
                                                                     2006   1.022           1.215                      --
                                                                     2005   1.000           1.022                      --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II)
 (3/05)............................................................. 2012   1.019           1.109                 733,405
                                                                     2011   1.083           1.019                 741,984
                                                                     2010   0.970           1.083                 772,126
                                                                     2009   0.751           0.970                 774,829
                                                                     2008   1.190           0.751                 782,825
                                                                     2007   1.157           1.190               1,126,438
                                                                     2006   1.055           1.157                 876,376
                                                                     2005   0.982           1.055                      --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II)
 (4/05)............................................................. 2012   1.042           1.131                  55,286
                                                                     2011   1.093           1.042                  55,311
                                                                     2010   0.987           1.093                  55,337
                                                                     2009   0.771           0.987                  55,365
                                                                     2008   1.151           0.771                  79,243
                                                                     2007   1.120           1.151                  59,411
                                                                     2006   1.041           1.120                   4,002
                                                                     2005   0.992           1.041                      --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2012   0.972           1.048                      --
                                                                     2011   1.061           0.972                      --
                                                                     2010   0.925           1.061                      --
                                                                     2009   0.759           0.925                      --
                                                                     2008   1.178           0.759                      --
                                                                     2007   1.150           1.178                      --
                                                                     2006   1.053           1.150                      --
                                                                     2005   1.000           1.053                      --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2012   1.254           1.416                      --
                                                                     2011   1.174           1.254                      --
                                                                     2010   0.939           1.174                      --
                                                                     2009   0.734           0.939                      --
                                                                     2008   1.223           0.734                      --
                                                                     2007   1.554           1.223                      --
                                                                     2006   1.171           1.554                      --
                                                                     2005   1.000           1.171                      --

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio - Class II was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio - Class II was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio - Class II was replaced by Met Investors Series Trust-Pioneer Fund Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio - Class B was merged into Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                            Portfolio Architect Plus
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.378           1.346                      --
                                                                        2005   1.220           1.378                 233,209
                                                                        2004   1.145           1.220                 145,734
                                                                        2003   1.000           1.145                      --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2012   1.840           2.217                 527,646
                                                                        2011   2.054           1.840                 581,666
                                                                        2010   1.869           2.054                 590,448
                                                                        2009   1.336           1.869                 710,200
                                                                        2008   2.206           1.336                 757,724
                                                                        2007   1.954           2.206                 862,237
                                                                        2006   1.650           1.954                 840,073
                                                                        2005   1.471           1.650                 790,943
                                                                        2004   1.319           1.471                 298,870
                                                                        2003   1.000           1.319                  15,684
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2012   1.577           1.828               1,469,839
                                                                        2011   1.676           1.577               1,584,818
                                                                        2010   1.436           1.676               1,776,385
                                                                        2009   1.048           1.436               1,981,591
                                                                        2008   1.902           1.048               2,169,802
                                                                        2007   1.722           1.902               2,261,505
                                                                        2006   1.589           1.722               2,434,271
                                                                        2005   1.391           1.589               2,311,664
                                                                        2004   1.258           1.391               1,178,911
                                                                        2003   1.000           1.258                 134,180
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2012   1.382           1.596               1,324,123
                                                                        2011   1.432           1.382               1,570,713
                                                                        2010   1.307           1.432               1,756,510
                                                                        2009   1.013           1.307               1,963,018
                                                                        2008   1.658           1.013               2,163,248
                                                                        2007   1.606           1.658               2,161,567
                                                                        2006   1.418           1.606               2,215,409
                                                                        2005   1.362           1.418               2,165,504
                                                                        2004   1.256           1.362               1,214,780
                                                                        2003   1.000           1.256                 123,333

PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)            UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)......................................... 2006   1.660           1.642                      --
                                                                           2005   1.428           1.660                 445,734
                                                                           2004   1.215           1.428                  86,415
                                                                           2003   1.000           1.215                  38,283
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)..................... 2006   1.719           2.242                      --
                                                                           2005   1.631           1.719               1,012,396
                                                                           2004   1.263           1.631                 516,544
                                                                           2003   1.000           1.263                  75,167
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).............. 2008   1.496           1.431                      --
                                                                           2007   1.420           1.496                 236,748
                                                                           2006   1.240           1.420                 240,910
                                                                           2005   1.209           1.240                 235,604
                                                                           2004   1.170           1.209                  87,371
                                                                           2003   1.000           1.170                  29,621
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........ 2008   1.304           1.230                      --
                                                                           2007   1.491           1.304                 278,225
                                                                           2006   1.461           1.491                 286,689
                                                                           2005   1.405           1.461                 291,197
                                                                           2004   1.283           1.405                 203,908
                                                                           2003   1.000           1.283                  29,960
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)....... 2006   1.312           1.426                      --
                                                                           2005   1.211           1.312                 261,973
                                                                           2004   1.079           1.211                  57,352
                                                                           2003   1.000           1.079                      --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)................................................................... 2006   1.309           1.459                      --
                                                                           2005   1.209           1.309                 124,463
                                                                           2004   1.072           1.209                  48,619
                                                                           2003   1.000           1.072                      --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).... 2012   1.675           1.913                 596,265
                                                                          2011   1.753           1.675                 668,157
                                                                          2010   1.525           1.753                 697,747
                                                                          2009   1.145           1.525                 760,724
                                                                          2008   2.032           1.145                 855,864
                                                                          2007   1.762           2.032                 942,048
                                                                          2006   1.608           1.762               1,002,487
                                                                          2005   1.402           1.608                 819,158
                                                                          2004   1.239           1.402                 398,465
                                                                          2003   1.000           1.239                  30,868
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)......................................................... 2012   1.402           1.685                  23,765
                                                                          2011   1.467           1.402                  24,548
                                                                          2010   1.265           1.467                  23,159
                                                                          2009   0.947           1.265                 224,935
                                                                          2008   1.643           0.947                 229,391
                                                                          2007   1.566           1.643                 217,483
                                                                          2006   1.399           1.566                 217,584
                                                                          2005   1.179           1.399                 231,823
                                                                          2004   1.184           1.179                   9,228
                                                                          2003   1.000           1.184                      --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)................ 2012   2.270           2.557                 801,652
                                                                          2011   2.590           2.270                 904,292
                                                                          2010   2.049           2.590                 903,157
                                                                          2009   1.491           2.049               1,070,554
                                                                          2008   2.512           1.491               1,190,020
                                                                          2007   2.215           2.512               1,327,016
                                                                          2006   2.005           2.215               1,361,783
                                                                          2005   1.728           2.005               1,211,721
                                                                          2004   1.410           1.728                 537,441
                                                                          2003   1.000           1.410                  28,227
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............. 2006   1.452           1.690                      --
                                                                          2005   1.336           1.452                 245,540
                                                                          2004   1.206           1.336                 113,600
                                                                          2003   1.000           1.206                   8,710

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)....................................................... 2008   3.619           3.292                      --
                                                                         2007   2.859           3.619                 358,586
                                                                         2006   2.270           2.859                 367,205
                                                                         2005   1.812           2.270                 338,359
                                                                         2004   1.478           1.812                 152,981
                                                                         2003   1.000           1.478                  11,475
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.691           1.966                 765,025
                                                                         2011   1.925           1.691                 840,062
                                                                         2010   1.806           1.925                 947,057
                                                                         2009   1.340           1.806               1,095,082
                                                                         2008   2.287           1.340               1,288,407
                                                                         2007   2.015           2.287               1,434,778
                                                                         2006   1.687           2.015               1,459,522
                                                                         2005   1.558           1.687               1,527,265
                                                                         2004   1.337           1.558                 940,538
                                                                         2003   1.104           1.337                 182,570
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)......... 2006   1.619           1.939                      --
                                                                         2005   1.513           1.619               1,116,443
                                                                         2004   1.326           1.513                 468,827
                                                                         2003   1.000           1.326                  41,506
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................... 2006   1.058           1.081                      --
                                                                         2005   1.062           1.058                 555,904
                                                                         2004   0.990           1.062                 180,567
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................ 2006   1.232           1.272                      --
                                                                         2005   1.164           1.232                  28,018
                                                                         2004   1.093           1.164                  27,891
                                                                         2003   1.000           1.093                  10,549
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)     2010   1.592           1.614                      --
                                                                         2009   1.289           1.592                   3,253
                                                                         2008   1.847           1.289                   3,255
                                                                         2007   1.544           1.847                   3,256
                                                                         2006   1.477           1.544                      --
                                                                         2005   1.337           1.477                      --
                                                                         2004   1.191           1.337                      --
                                                                         2003   1.000           1.191                      --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.979           2.118                     --
                                                                          2010   1.618           1.979                 40,143
                                                                          2009   1.049           1.618                 44,572
                                                                          2008   1.905           1.049                 33,223
                                                                          2007   1.592           1.905                 37,776
                                                                          2006   1.502           1.592                 14,230
                                                                          2005   1.369           1.502                  7,740
                                                                          2004   1.385           1.369                     --
                                                                          2003   1.000           1.385                     --
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.666           1.569                     --
                                                                          2007   1.549           1.666                  3,622
                                                                          2006   1.336           1.549                  3,714
                                                                          2005   1.287           1.336                  3,689
                                                                          2004   1.253           1.287                  2,471
                                                                          2003   1.000           1.253                     --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................... 2006   1.540           1.726                     --
                                                                          2005   1.506           1.540                294,987
                                                                          2004   1.333           1.506                119,769
                                                                          2003   1.000           1.333                  6,277
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)........................................................ 2012   1.527           1.782                182,158
                                                                          2011   1.516           1.527                192,076
                                                                          2010   1.233           1.516                213,462
                                                                          2009   0.932           1.233                226,662
                                                                          2008   1.591           0.932                243,658
                                                                          2007   1.651           1.591                246,294
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).................................................................. 2012   1.473           1.679                 42,880
                                                                          2011   1.460           1.473                 53,664
                                                                          2010   1.318           1.460                 60,501
                                                                          2009   1.098           1.318                 65,057
                                                                          2008   1.580           1.098                 79,583
                                                                          2007   1.528           1.580                149,614
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................. 2012   1.382           1.562                267,392
                                                                          2011   1.498           1.382                588,539
                                                                          2010   1.307           1.498                311,817
                                                                          2009   1.028           1.307                347,212
                                                                          2008   1.648           1.028                340,472
                                                                          2007   1.722           1.648                347,575

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.289           1.525                251,626
                                                                  2011   1.320           1.289                256,882
                                                                  2010   1.222           1.320                262,911
                                                                  2009   0.873           1.222                274,297
                                                                  2008   1.417           0.873                222,879
                                                                  2007   1.416           1.417                245,584
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.478           1.693                122,575
                                                                  2011   1.432           1.478                137,646
                                                                  2010   1.331           1.432                161,545
                                                                  2009   1.087           1.331                175,379
                                                                  2008   1.718           1.087                179,183
                                                                  2007   1.682           1.718                204,059
                                                                  2006   1.447           1.682                244,341
                                                                  2005   1.381           1.447                271,405
                                                                  2004   1.273           1.381                190,757
                                                                  2003   1.000           1.273                 49,689
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)................................................ 2012   2.007           2.356                221,373
                                                                  2011   2.013           2.007                238,765
                                                                  2010   1.636           2.013                274,528
                                                                  2009   1.165           1.636                392,888
                                                                  2008   1.999           1.165                389,310
                                                                  2007   1.849           1.999                392,612
                                                                  2006   1.667           1.849                410,677
                                                                  2005   1.617           1.667                397,431
                                                                  2004   1.429           1.617                303,512
                                                                  2003   1.000           1.429                 37,303
 LMPVET Equity Index Subaccount (Class II) (5/03)................ 2009   0.965           0.939                     --
                                                                  2008   1.570           0.965                546,627
                                                                  2007   1.522           1.570                699,338
                                                                  2006   1.345           1.522                695,284
                                                                  2005   1.312           1.345                698,391
                                                                  2004   1.211           1.312                504,679
                                                                  2003   1.000           1.211                 55,342

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04)......................................................... 2012   1.192           1.297                 62,157
                                                                 2011   1.212           1.192                 62,193
                                                                 2010   1.100           1.212                 69,847
                                                                 2009   0.911           1.100                320,894
                                                                 2008   1.238           0.911                353,204
                                                                 2007   1.136           1.238                360,173
                                                                 2006   1.073           1.136                362,779
                                                                 2005   1.045           1.073                372,448
                                                                 2004   0.945           1.045                333,251
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................ 2011   0.979           0.967                     --
                                                                 2010   0.912           0.979                130,236
                                                                 2009   0.790           0.912                 71,565
                                                                 2008   1.019           0.790                 86,995
                                                                 2007   1.023           1.019                308,701
                                                                 2006   0.999           1.023                123,836
                                                                 2005   0.993           0.999                146,211
                                                                 2004   0.998           0.993                146,687
                                                                 2003   1.000           0.998                 25,089
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................... 2007   1.656           1.737                     --
                                                                 2006   1.426           1.656                338,487
                                                                 2005   1.394           1.426                356,315
                                                                 2004   1.309           1.394                307,014
                                                                 2003   1.000           1.309                 41,170
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............ 2007   1.369           1.426                     --
                                                                 2006   1.336           1.369                253,907
                                                                 2005   1.291           1.336                286,424
                                                                 2004   1.307           1.291                217,039
                                                                 2003   1.000           1.307                 10,895
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......... 2007   1.610           1.666                     --
                                                                 2006   1.474           1.610                250,676
                                                                 2005   1.365           1.474                260,495
                                                                 2004   1.272           1.365                152,042
                                                                 2003   1.000           1.272                 40,230

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVPII Growth and Income Subaccount (Class I) (7/03).............. 2007   1.473           1.538                     --
                                                                     2006   1.333           1.473                157,580
                                                                     2005   1.308           1.333                126,393
                                                                     2004   1.227           1.308                117,048
                                                                     2003   1.000           1.227                 50,150
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.610           1.672                     --
                                                                     2006   1.396           1.610                469,864
                                                                     2005   1.375           1.396                485,157
                                                                     2004   1.242           1.375                176,267
                                                                     2003   1.000           1.242                  2,811
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.800           1.983                     --
                                                                     2006   1.631           1.800                576,274
                                                                     2005   1.533           1.631                728,687
                                                                     2004   1.257           1.533                284,735
                                                                     2003   1.000           1.257                 35,800
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.082           1.116                     --
                                                                     2005   1.060           1.082                417,007
                                                                     2004   0.981           1.060                165,264
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.780           1.715                     --
                                                                     2007   1.707           1.780                330,746
                                                                     2006   1.794           1.707                330,112
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2012   1.648           1.894                503,657
                                                                     2011   1.633           1.648                570,643
                                                                     2010   1.429           1.633                590,219
                                                                     2009   0.986           1.429                633,369
                                                                     2008   1.322           0.986                681,314
                                                                     2007   1.309           1.322                850,596
                                                                     2006   1.242           1.309                324,051
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.636           1.715                     --
                                                                     2006   1.546           1.636                166,665
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......... 2012   1.349           1.505                125,717
                                                                     2011   1.369           1.349                131,562
                                                                     2010   1.237           1.369                135,483
                                                                     2009   1.055           1.237                148,044
                                                                     2008   1.712           1.055                155,237
                                                                     2007   1.701           1.712                170,287

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.830           1.030              1,014,349
                                                                         2011   0.891           0.830              1,182,379
                                                                         2010   0.780           0.891              1,252,626
                                                                         2009   0.587           0.780              1,366,011
                                                                         2008   1.021           0.587              1,473,698
                                                                         2007   1.219           1.021              1,515,113
                                                                         2006   1.003           1.219              1,809,767
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.276           1.451                 28,051
                                                                         2011   1.444           1.276                 40,795
                                                                         2010   1.229           1.444                 37,691
                                                                         2009   0.968           1.229                 43,951
                                                                         2008   1.317           0.968                 38,523
                                                                         2007   1.353           1.317                 63,517
                                                                         2006   1.270           1.353                 53,423
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.651           2.101                214,785
                                                                         2011   1.952           1.651                227,398
                                                                         2010   1.702           1.952                220,757
                                                                         2009   1.113           1.702                218,267
                                                                         2008   1.910           1.113                287,445
                                                                         2007   1.960           1.910                351,762
                                                                         2006   1.780           1.960                316,052
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2012   1.335           1.555                 11,758
                                                                         2011   1.369           1.335                 21,879
                                                                         2010   1.101           1.369                 17,621
                                                                         2009   0.834           1.101                 22,922
                                                                         2008   1.382           0.834                 22,362
                                                                         2007   1.262           1.382                 27,242
                                                                         2006   1.273           1.262                 17,062
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   1.706           2.060                377,084
                                                                         2011   1.872           1.706                392,118
                                                                         2010   1.736           1.872                444,271
                                                                         2009   1.233           1.736                462,272
                                                                         2008   2.157           1.233                413,517
                                                                         2007   1.682           2.157                429,685
                                                                         2006   1.642           1.682                396,216
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)................................................................. 2009   0.906           0.896                     --
                                                                         2008   1.233           0.906                397,331
                                                                         2007   1.179           1.233                420,681
                                                                         2006   1.116           1.179                472,318

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2012   1.708
                                                                             2011   1.658
                                                                             2010   1.490
                                                                             2009   1.105
                                                                             2008   1.377
                                                                             2007   1.311
                                                                             2006   1.252
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 2012   0.927
                                                                             2011   0.979
                                                                             2010   0.793
                                                                             2009   0.638
                                                                             2008   1.059
                                                                             2007   1.071
                                                                             2006   0.964
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.894
                                                                             2008   1.585
                                                                             2007   1.441
                                                                             2006   1.459
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 2012   0.855
                                                                             2011   1.000
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2012   2.436
                                                                             2011   3.047
                                                                             2010   2.507
                                                                             2009   1.509
                                                                             2008   3.297
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 2012   1.628
                                                                             2011   1.855
                                                                             2010   1.693
                                                                             2009   1.309
                                                                             2008   2.310
                                                                             2007   2.201
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................... 2012   1.648
                                                                             2011   1.767
                                                                             2010   1.458
                                                                             2009   1.082
                                                                             2008   1.712



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 1.901                 281,448
                                                                             1.708                 326,918
                                                                             1.658                 380,617
                                                                             1.490                 384,331
                                                                             1.105                 358,147
                                                                             1.377                 411,364
                                                                             1.311                 429,166
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 1.045                 446,176
                                                                             0.927                 576,851
                                                                             0.979                 612,417
                                                                             0.793                 741,339
                                                                             0.638                 813,148
                                                                             1.059                 898,327
                                                                             1.071                   7,715
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 0.849                      --
                                                                             0.894                 104,847
                                                                             1.585                 114,498
                                                                             1.441                 133,230
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 0.981                 173,118
                                                                             0.855                 178,643
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2.847                 212,539
                                                                             2.436                 244,039
                                                                             3.047                 253,013
                                                                             2.507                 329,620
                                                                             1.509                 366,094
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 1.868                 783,632
                                                                             1.628                 946,241
                                                                             1.855                 995,566
                                                                             1.693               1,210,101
                                                                             1.309               1,266,452
                                                                             2.310                  67,205
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................... 1.711                 216,875
                                                                             1.648                 229,439
                                                                             1.767                 253,497
                                                                             1.458                 276,747
                                                                             1.082                 288,570

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST MLA Mid Cap Subaccount (Class B) (4/07)..................... 2012   1.030           1.066               1,035,971
                                                                   2011   1.106           1.030               1,552,496
                                                                   2010   0.915           1.106               1,164,583
                                                                   2009   0.681           0.915               1,410,554
                                                                   2008   1.122           0.681               1,654,478
                                                                   2007   1.268           1.122                  86,866
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) * 2012   1.499           1.611                 650,535
                                                                   2011   1.367           1.499                 795,965
                                                                   2010   1.288           1.367                 828,396
                                                                   2009   1.107           1.288                 773,155
                                                                   2008   1.206           1.107                 730,859
                                                                   2007   1.139           1.206                 709,817
 MIST PIMCO Total Return Subaccount (Class B) (5/09).............. 2012   1.471           1.580               3,622,366
                                                                   2011   1.450           1.471               3,608,642
                                                                   2010   1.363           1.450               2,320,501
                                                                   2009   1.224           1.363               2,331,313
 MIST Pioneer Fund Subaccount (Class A) (4/06).................... 2012   1.375           1.495                  16,363
                                                                   2011   1.465           1.375                  42,769
                                                                   2010   1.282           1.465                  72,105
                                                                   2009   1.053           1.282                  70,368
                                                                   2008   1.595           1.053                  62,526
                                                                   2007   1.545           1.595                  79,266
                                                                   2006   1.438           1.545                  76,943
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)........... 2007   1.162           1.282                      --
                                                                   2006   1.104           1.162                  85,446
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)........ 2012   1.563           1.715                 713,235
                                                                   2011   1.534           1.563                 948,066
                                                                   2010   1.391           1.534                 909,923
                                                                   2009   1.063           1.391                 946,334
                                                                   2008   1.211           1.063                 983,963
                                                                   2007   1.155           1.211               1,028,520
                                                                   2006   1.116           1.155                 785,830
 MIST RCM Technology Subaccount (Class B) (5/11).................. 2012   1.704           1.878                  48,326
                                                                   2011   2.109           1.704                  50,479

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.872           1.011                 555,744
                                                                          2011   0.924           0.872                 779,438
                                                                          2010   0.803           0.924                 937,954
                                                                          2009   0.690           0.803                 992,643
                                                                          2008   1.101           0.690               1,013,968
                                                                          2007   1.077           1.101               1,216,095
                                                                          2006   1.001           1.077                 697,417
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.887           1.029               1,421,058
                                                                          2011   0.991           0.887               1,592,770
                                                                          2010   0.841           0.991               1,763,969
                                                                          2009   0.676           0.841               2,022,001
                                                                          2008   0.980           0.676               2,140,066
                                                                          2007   1.028           0.980               2,425,148
                                                                          2006   1.003           1.028                 711,952
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.408           1.640                 325,572
                                                                          2011   1.453           1.408                 413,560
                                                                          2010   1.287           1.453                 436,926
                                                                          2009   1.032           1.287                 529,725
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.501           1.636                 184,592
                                                                          2011   1.576           1.501                 196,569
                                                                          2010   1.392           1.576                 221,983
                                                                          2009   0.949           1.392                 416,079
                                                                          2008   1.778           0.949                 463,937
                                                                          2007   1.502           1.778                 461,426
                                                                          2006   1.540           1.502                 460,045
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2012   1.261           1.333                 451,073
                                                                          2011   1.204           1.261                 440,767
                                                                          2010   1.130           1.204                 468,938
                                                                          2009   1.050           1.130                 490,003
                                                                          2008   1.106           1.050                 536,250
                                                                          2007   1.058           1.106                 630,779
                                                                          2006   1.019           1.058                 484,574
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2012   1.160           1.282                 283,972
                                                                          2011   1.137           1.160                 312,718
                                                                          2010   1.055           1.137                 312,094
                                                                          2009   0.910           1.055                 338,380

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)................................................................. 2012   1.093           1.229                 273,943
                                                                         2011   1.221           1.093                 273,863
                                                                         2010   1.037           1.221                 361,316
                                                                         2009   0.824           1.037                 427,767
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................. 2012   1.025           1.008               3,666,525
                                                                         2011   1.043           1.025               5,482,238
                                                                         2010   1.060           1.043               5,587,121
                                                                         2009   1.074           1.060               6,098,592
                                                                         2008   1.062           1.074               6,523,177
                                                                         2007   1.028           1.062               3,332,432
                                                                         2006   1.006           1.028               3,222,885
 MSF Davis Venture Value Subaccount (Class A) (4/08).................... 2012   1.186           1.315                 157,005
                                                                         2011   1.257           1.186                 175,607
                                                                         2010   1.141           1.257                 200,885
                                                                         2009   0.880           1.141                 239,608
                                                                         2008   1.426           0.880                 264,858
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.769           0.802                      --
                                                                         2008   1.417           0.769                 310,605
                                                                         2007   1.387           1.417                 304,423
                                                                         2006   1.369           1.387                 318,716
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2012   1.123           1.276                 598,087
                                                                         2011   1.218           1.123                 592,860
                                                                         2010   1.082           1.218                 618,116
                                                                         2009   0.905           1.082                 615,503
                                                                         2008   1.508           0.905                 650,801
                                                                         2007   1.474           1.508                 760,928
                                                                         2006   1.438           1.474                 812,291
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.926           1.003                      --
                                                                         2010   0.814           0.926                 170,919
                                                                         2009   0.630           0.814                 395,266
                                                                         2008   1.076           0.630                 401,375
                                                                         2007   1.060           1.076                 407,964
                                                                         2006   1.002           1.060                 415,612
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.185           1.271                 896,329
                                                                         2011   1.167           1.185                 776,520
                                                                         2010   1.079           1.167                 767,668
                                                                         2009   0.910           1.079                 809,221
                                                                         2008   1.081           0.910                 628,181
                                                                         2007   1.042           1.081                 167,259
                                                                         2006   1.001           1.042                  52,003

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)................................................... 2012   1.103           1.209                 773,047
                                                                     2011   1.110           1.103                 864,014
                                                                     2010   1.013           1.110                 953,169
                                                                     2009   0.833           1.013                 615,170
                                                                     2008   1.080           0.833                 347,305
                                                                     2007   1.049           1.080                 307,605
                                                                     2006   1.002           1.049                  78,615
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........ 2012   1.018           1.133                 647,180
                                                                     2011   1.050           1.018                 702,750
                                                                     2010   0.943           1.050                 823,214
                                                                     2009   0.758           0.943               1,106,422
                                                                     2008   1.081           0.758                 698,697
                                                                     2007   1.054           1.081                 826,468
                                                                     2006   1.002           1.054                 695,042
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)............................................................. 2012   0.934           1.059                 343,365
                                                                     2011   0.987           0.934                 348,743
                                                                     2010   0.875           0.987                 279,346
                                                                     2009   0.689           0.875                 520,467
                                                                     2008   1.081           0.689                 525,964
                                                                     2007   1.059           1.081                 565,433
                                                                     2006   1.002           1.059                 434,710
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2012   1.009           1.145                 625,964
                                                                     2011   1.010           1.009                 708,708
                                                                     2010   0.897           1.010                 755,899
                                                                     2009   0.730           0.897               1,190,775
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2012   1.359           1.488               1,307,262
                                                                     2011   1.353           1.359               1,317,848
                                                                     2010   1.252           1.353               1,549,396
                                                                     2009   1.076           1.252               1,631,485
                                                                     2008   1.409           1.076               1,664,381
                                                                     2007   1.376           1.409               2,193,063
                                                                     2006   1.288           1.376               2,464,195
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2012   1.256           1.440                 429,025
                                                                     2011   1.266           1.256                 458,507
                                                                     2010   1.156           1.266                 476,031
                                                                     2009   0.973           1.156                 480,020
                                                                     2008   1.467           0.973                 491,422
                                                                     2007   1.387           1.467                 511,174
                                                                     2006   1.256           1.387                 563,222

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.905           1.078               1,322,622
                                                                        2011   1.005           0.905               1,416,751
                                                                        2010   0.881           1.005               1,591,586
                                                                        2009   0.641           0.881               1,624,393
                                                                        2008   1.097           0.641               1,736,560
                                                                        2007   1.050           1.097               1,928,469
                                                                        2006   0.996           1.050               2,037,499
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   1.023           1.194                 538,524
                                                                        2011   1.055           1.023                 903,709
                                                                        2010   0.919           1.055                 875,435
                                                                        2009   0.653           0.919               1,112,032
                                                                        2008   1.146           0.653                 849,286
                                                                        2007   1.068           1.146                 319,549
                                                                        2006   0.998           1.068                 309,858
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.432           1.632                 540,183
                                                                        2011   1.436           1.432                 679,583
                                                                        2010   1.084           1.436                 743,130
                                                                        2009   0.796           1.084                 721,583
                                                                        2008   1.211           0.796                 668,556
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)...................................................... 2007   1.148           1.191                      --
                                                                        2006   1.081           1.148                 611,233
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *.................................................... 2012   1.198           1.219                 186,895
                                                                        2011   1.153           1.198                 235,069
                                                                        2010   1.107           1.153                 268,545
                                                                        2009   1.078           1.107                 328,155
                                                                        2008   1.098           1.078                 345,901
                                                                        2007   1.069           1.098                 356,357
                                                                        2006   1.034           1.069                 364,365
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.998           1.006                      --
                                                                        2005   0.987           0.998               3,371,576
                                                                        2004   0.993           0.987               2,175,883
                                                                        2003   1.000           0.993               1,310,823
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)........ 2006   1.094           1.155                      --
                                                                        2005   1.052           1.094                 269,043
                                                                        2004   0.992           1.052                  92,026

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   1.113           1.135                      --
                                                                         2006   1.124           1.113                 806,861
                                                                         2005   1.120           1.124               1,079,597
                                                                         2004   1.046           1.120                 212,548
                                                                         2003   1.000           1.046                  37,676
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.182           1.221                      --
                                                                         2008   1.147           1.182               2,423,102
                                                                         2007   1.073           1.147               2,470,927
                                                                         2006   1.051           1.073               2,529,532
                                                                         2005   1.044           1.051               2,497,306
                                                                         2004   1.012           1.044                 968,230
                                                                         2003   1.000           1.012                 316,179
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   2.045           2.213                      --
                                                                         2006   1.629           2.045                   6,386
                                                                         2005   1.476           1.629                   4,302
                                                                         2004   1.292           1.476                      --
                                                                         2003   1.000           1.292                   3,031
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)................. 2007   2.151           2.296                      --
                                                                         2006   1.865           2.151                 868,558
                                                                         2005   1.773           1.865                 865,656
                                                                         2004   1.428           1.773                 469,458
                                                                         2003   1.000           1.428                  61,368
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................... 2006   1.371           1.459                      --
                                                                         2005   1.282           1.371                 136,917
                                                                         2004   1.225           1.282                  85,341
                                                                         2003   1.000           1.225                  16,182
 Travelers Convertible Securities Subaccount (6/03)..................... 2006   1.175           1.252                      --
                                                                         2005   1.191           1.175                 335,953
                                                                         2004   1.140           1.191                 184,806
                                                                         2003   1.000           1.140                  34,119
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).................. 2006   1.643           1.794                      --
                                                                         2005   1.487           1.643                 326,543
                                                                         2004   1.298           1.487                 212,893
                                                                         2003   1.000           1.298                  32,105

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Equity Income Subaccount (5/03)............................... 2006   1.369           1.438                     --
                                                                          2005   1.333           1.369                796,677
                                                                          2004   1.234           1.333                445,063
                                                                          2003   1.000           1.234                 83,835
 Travelers Federated High Yield Subaccount (5/03)........................ 2006   1.212           1.242                     --
                                                                          2005   1.202           1.212                278,152
                                                                          2004   1.108           1.202                163,728
                                                                          2003   1.000           1.108                 55,293
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.407           1.456                     --
                                                                          2005   1.359           1.407                 33,030
                                                                          2004   1.250           1.359                 25,423
                                                                          2003   1.000           1.250                  1,345
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.329           1.369                     --
                                                                          2005   1.244           1.329                267,943
                                                                          2004   1.188           1.244                158,186
                                                                          2003   1.000           1.188                 26,643
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.100           1.169                     --
                                                                          2005   1.000           1.100                292,653
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.030           1.033                     --
                                                                          2005   1.000           1.030                 50,090
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.067           1.104                     --
                                                                          2005   1.000           1.067                580,765
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)....................................................... 2006   1.077           1.123                     --
                                                                          2005   1.000           1.077                334,074
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)....................................................... 2006   1.046           1.066                     --
                                                                          2005   1.000           1.046                 25,746
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.456           1.546                     --
                                                                          2005   1.322           1.456                161,991
                                                                          2004   1.160           1.322                 86,666
                                                                          2003   1.000           1.160                     --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)................. 2006   1.456           1.540                     --
                                                                          2005   1.437           1.456                460,731
                                                                          2004   1.281           1.437                312,401
                                                                          2003   1.000           1.281                 10,283

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)................... 2006   1.248           1.288                      --
                                                                          2005   1.233           1.248               2,471,112
                                                                          2004   1.125           1.233               1,075,218
                                                                          2003   1.000           1.125                 143,113
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.162           1.256                      --
                                                                          2005   1.111           1.162                 543,927
                                                                          2004   0.961           1.111                 114,475
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.550           1.780                      --
                                                                          2005   1.439           1.550                 228,774
                                                                          2004   1.265           1.439                 135,891
                                                                          2003   1.000           1.265                   4,766
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.355           1.438                      --
                                                                          2005   1.301           1.355                  69,817
                                                                          2004   1.190           1.301                   9,188
                                                                          2003   1.000           1.190                      --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.050           1.104                      --
                                                                          2005   1.000           1.050                  83,935
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.106           1.116                      --
                                                                          2005   1.085           1.106                 808,416
                                                                          2004   0.971           1.085                 157,198
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.029           1.019                      --
                                                                          2005   1.030           1.029                 605,434
                                                                          2004   1.014           1.030                 311,122
                                                                          2003   1.000           1.014                 142,286
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.335           1.392                      --
                                                                          2005   1.330           1.335                  58,950
                                                                          2004   1.228           1.330                  52,599
                                                                          2003   1.000           1.228                   9,971
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.106           1.273                      --
                                                                          2005   1.000           1.106                  14,618
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.108           1.270                      --
                                                                          2005   1.000           1.108                  50,508
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.073           1.034                      --
                                                                          2005   1.046           1.073                 374,550
                                                                          2004   0.979           1.046                  47,201

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).......... 2009   1.029           0.998                     --
                                                                2008   1.631           1.029                535,740
                                                                2007   1.699           1.631                596,073
                                                                2006   1.489           1.699                611,947
                                                                2005   1.454           1.489                597,781
                                                                2004   1.260           1.454                248,011
                                                                2003   1.000           1.260                  8,903
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.834           0.855                     --
                                                                2008   1.490           0.834                     --
                                                                2007   1.348           1.490                     --
                                                                2006   1.284           1.348                     --
                                                                2005   1.211           1.284                     --
                                                                2004   1.187           1.211                     --
                                                                2003   1.000           1.187                     --



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.376           1.343                    --
                                                                        2005   1.219           1.376                    --
                                                                        2004   1.145           1.219                    --
                                                                        2003   1.000           1.145                    --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2012   1.832           2.206                    --
                                                                        2011   2.046           1.832                    --
                                                                        2010   1.863           2.046                    --
                                                                        2009   1.332           1.863                16,095
                                                                        2008   2.201           1.332                16,095
                                                                        2007   1.950           2.201                16,095
                                                                        2006   1.648           1.950                16,095
                                                                        2005   1.470           1.648                16,095
                                                                        2004   1.318           1.470                16,095
                                                                        2003   1.000           1.318                 2,754

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 American Funds Growth Subaccount (Class 2) (5/03).................. 2012   1.570           1.819                 3,240
                                                                     2011   1.669           1.570                 3,245
                                                                     2010   1.431           1.669                 3,251
                                                                     2009   1.045           1.431                11,665
                                                                     2008   1.898           1.045                11,671
                                                                     2007   1.719           1.898                11,677
                                                                     2006   1.587           1.719                11,682
                                                                     2005   1.390           1.587                11,687
                                                                     2004   1.257           1.390                11,693
                                                                     2003   1.000           1.257                 4,726
 American Funds Growth-Income Subaccount (Class 2) (5/03)........... 2012   1.376           1.588                 3,319
                                                                     2011   1.426           1.376                 3,327
                                                                     2010   1.303           1.426                 3,335
                                                                     2009   1.010           1.303                 3,344
                                                                     2008   1.654           1.010                 3,354
                                                                     2007   1.603           1.654                 3,362
                                                                     2006   1.416           1.603                 3,369
                                                                     2005   1.361           1.416                    --
                                                                     2004   1.255           1.361                 5,691
                                                                     2003   1.000           1.255                 3,612
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)................................... 2006   1.657           1.639                    --
                                                                     2005   1.427           1.657                    --
                                                                     2004   1.215           1.427                    --
                                                                     2003   1.000           1.215                    --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)............... 2006   1.717           2.237                    --
                                                                     2005   1.630           1.717                 1,701
                                                                     2004   1.263           1.630                 7,121
                                                                     2003   1.000           1.263                 3,675
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)........ 2008   1.492           1.428                    --
                                                                     2007   1.418           1.492                16,836
                                                                     2006   1.239           1.418                17,229
                                                                     2005   1.208           1.239                17,653
                                                                     2004   1.170           1.208                13,843
                                                                     2003   1.000           1.170                 1,549

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   1.300
                                                                              2007   1.488
                                                                              2006   1.459
                                                                              2005   1.404
                                                                              2004   1.283
                                                                              2003   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.310
                                                                              2005   1.210
                                                                              2004   1.078
                                                                              2003   1.000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 2006   1.308
                                                                              2005   1.208
                                                                              2004   1.072
                                                                              2003   1.000
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2012   1.668
                                                                              2011   1.746
                                                                              2010   1.520
                                                                              2009   1.142
                                                                              2008   2.027
                                                                              2007   1.759
                                                                              2006   1.606
                                                                              2005   1.401
                                                                              2004   1.238
                                                                              2003   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 2012   1.396
                                                                              2011   1.461
                                                                              2010   1.260
                                                                              2009   0.944
                                                                              2008   1.639
                                                                              2007   1.563
                                                                              2006   1.397
                                                                              2005   1.178
                                                                              2004   1.184
                                                                              2003   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 1.227                    --
                                                                              1.300                    --
                                                                              1.488                    --
                                                                              1.459                    --
                                                                              1.404                 3,443
                                                                              1.283                 3,443
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 1.424                    --
                                                                              1.310                    --
                                                                              1.210                    --
                                                                              1.078                    --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 1.457                    --
                                                                              1.308                    --
                                                                              1.208                    --
                                                                              1.072                    --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 1.903                 3,036
                                                                              1.668                 3,043
                                                                              1.746                 3,051
                                                                              1.520                 3,059
                                                                              1.142                 3,068
                                                                              2.027                 3,075
                                                                              1.759                 3,082
                                                                              1.606                    --
                                                                              1.401                    --
                                                                              1.238                    --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 1.677                    --
                                                                              1.396                    --
                                                                              1.461                    --
                                                                              1.260                    --
                                                                              0.944                    --
                                                                              1.639                    --
                                                                              1.563                    --
                                                                              1.397                    --
                                                                              1.178                    --
                                                                              1.184                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............... 2012   2.260           2.544                    --
                                                                         2011   2.580           2.260                    --
                                                                         2010   2.042           2.580                    --
                                                                         2009   1.487           2.042                    --
                                                                         2008   2.506           1.487                 1,502
                                                                         2007   2.211           2.506                 1,502
                                                                         2006   2.002           2.211                 1,559
                                                                         2005   1.726           2.002                 3,349
                                                                         2004   1.409           1.726                 3,924
                                                                         2003   1.000           1.409                    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............ 2006   1.450           1.686                    --
                                                                         2005   1.334           1.450                    --
                                                                         2004   1.206           1.334                 5,925
                                                                         2003   1.000           1.206                 3,788
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)....................................................... 2008   3.611           3.283                    --
                                                                         2007   2.853           3.611                    --
                                                                         2006   2.267           2.853                    --
                                                                         2005   1.810           2.267                    --
                                                                         2004   1.477           1.810                    --
                                                                         2003   1.000           1.477                    --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.684           1.956                    --
                                                                         2011   1.917           1.684                   984
                                                                         2010   1.800           1.917                   987
                                                                         2009   1.336           1.800                 1,510
                                                                         2008   2.281           1.336                 9,765
                                                                         2007   2.011           2.281                27,581
                                                                         2006   1.685           2.011                40,952
                                                                         2005   1.556           1.685                36,787
                                                                         2004   1.336           1.556                42,048
                                                                         2003   1.104           1.336                    --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)......... 2006   1.617           1.936                    --
                                                                         2005   1.512           1.617                25,503
                                                                         2004   1.326           1.512                17,201
                                                                         2003   1.000           1.326                 1,376
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................... 2006   1.057           1.080                    --
                                                                         2005   1.062           1.057                    --
                                                                         2004   0.990           1.062                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................. 2006   1.231           1.270                    --
                                                                          2005   1.163           1.231                    --
                                                                          2004   1.093           1.163                 4,021
                                                                          2003   1.000           1.093                 4,021
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)      2010   1.587           1.608                    --
                                                                          2009   1.285           1.587                    --
                                                                          2008   1.843           1.285                    --
                                                                          2007   1.541           1.843                    --
                                                                          2006   1.475           1.541                    --
                                                                          2005   1.336           1.475                    --
                                                                          2004   1.190           1.336                    --
                                                                          2003   1.000           1.190                    --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.971           2.109                    --
                                                                          2010   1.613           1.971                    --
                                                                          2009   1.046           1.613                    --
                                                                          2008   1.900           1.046                    --
                                                                          2007   1.589           1.900                    --
                                                                          2006   1.500           1.589                    --
                                                                          2005   1.368           1.500                 1,138
                                                                          2004   1.384           1.368                 1,140
                                                                          2003   1.000           1.384                    --
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.662           1.565                    --
                                                                          2007   1.546           1.662                    --
                                                                          2006   1.334           1.546                    --
                                                                          2005   1.286           1.334                    --
                                                                          2004   1.252           1.286                    --
                                                                          2003   1.000           1.252                    --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................... 2006   1.537           1.723                    --
                                                                          2005   1.504           1.537                 2,061
                                                                          2004   1.333           1.504                 2,065
                                                                          2003   1.000           1.333                    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)........................................................ 2012   1.520           1.773                    --
                                                                          2011   1.510           1.520                    --
                                                                          2010   1.229           1.510                    --
                                                                          2009   0.929           1.229                    --
                                                                          2008   1.587           0.929                    --
                                                                          2007   1.648           1.587                    --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).......................................................... 2012   1.466           1.670                    --
                                                                  2011   1.454           1.466                    --
                                                                  2010   1.314           1.454                    --
                                                                  2009   1.095           1.314                    --
                                                                  2008   1.576           1.095                    --
                                                                  2007   1.524           1.576                    --
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)..................................... 2012   1.376           1.554                 4,141
                                                                  2011   1.492           1.376                 6,035
                                                                  2010   1.302           1.492                 9,080
                                                                  2009   1.025           1.302                13,063
                                                                  2008   1.644           1.025                 3,191
                                                                  2007   1.718           1.644                 3,196
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.284           1.518                    --
                                                                  2011   1.315           1.284                    --
                                                                  2010   1.218           1.315                    --
                                                                  2009   0.871           1.218                    --
                                                                  2008   1.413           0.871                    --
                                                                  2007   1.413           1.413                    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.471           1.684                    --
                                                                  2011   1.427           1.471                    --
                                                                  2010   1.326           1.427                    --
                                                                  2009   1.084           1.326                 8,333
                                                                  2008   1.714           1.084                 8,333
                                                                  2007   1.679           1.714                 8,333
                                                                  2006   1.445           1.679                 8,333
                                                                  2005   1.380           1.445                 8,333
                                                                  2004   1.272           1.380                 8,333
                                                                  2003   1.000           1.272                 1,427
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)................................................ 2012   1.998           2.345                    --
                                                                  2011   2.005           1.998                    --
                                                                  2010   1.630           2.005                    --
                                                                  2009   1.162           1.630                    --
                                                                  2008   1.995           1.162                    --
                                                                  2007   1.845           1.995                    --
                                                                  2006   1.665           1.845                    --
                                                                  2005   1.615           1.665                    --
                                                                  2004   1.428           1.615                    --
                                                                  2003   1.000           1.428                    --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET Equity Index Subaccount (Class II) (5/03)............... 2009   0.962           0.936                    --
                                                                 2008   1.566           0.962                    --
                                                                 2007   1.519           1.566                    --
                                                                 2006   1.343           1.519                    --
                                                                 2005   1.311           1.343                    --
                                                                 2004   1.210           1.311                 5,045
                                                                 2003   1.000           1.210                 3,724
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04)......................................................... 2012   1.187           1.291                    --
                                                                 2011   1.208           1.187                    --
                                                                 2010   1.096           1.208                    --
                                                                 2009   0.908           1.096                    --
                                                                 2008   1.236           0.908                    --
                                                                 2007   1.134           1.236                    --
                                                                 2006   1.072           1.134                    --
                                                                 2005   1.045           1.072                    --
                                                                 2004   0.945           1.045                    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................ 2011   0.975           0.963                    --
                                                                 2010   0.909           0.975                    --
                                                                 2009   0.788           0.909                    --
                                                                 2008   1.017           0.788                    --
                                                                 2007   1.021           1.017                    --
                                                                 2006   0.998           1.021                    --
                                                                 2005   0.992           0.998                    --
                                                                 2004   0.998           0.992                    --
                                                                 2003   1.000           0.998                    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................... 2007   1.653           1.734                    --
                                                                 2006   1.424           1.653                 3,201
                                                                 2005   1.393           1.424                 3,206
                                                                 2004   1.309           1.393                 3,212
                                                                 2003   1.000           1.309                 3,213
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............ 2007   1.366           1.423                    --
                                                                 2006   1.334           1.366                    --
                                                                 2005   1.290           1.334                    --
                                                                 2004   1.306           1.290                    --
                                                                 2003   1.000           1.306                    --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).............. 2007   1.607           1.663                    --
                                                                     2006   1.472           1.607                    --
                                                                     2005   1.363           1.472                    --
                                                                     2004   1.272           1.363                 3,491
                                                                     2003   1.000           1.272                 3,491
 LMPVPII Growth and Income Subaccount (Class I) (7/03).............. 2007   1.470           1.535                    --
                                                                     2006   1.331           1.470                    --
                                                                     2005   1.307           1.331                 2,357
                                                                     2004   1.227           1.307                 2,361
                                                                     2003   1.000           1.227                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.607           1.669                    --
                                                                     2006   1.394           1.607                    --
                                                                     2005   1.374           1.394                    --
                                                                     2004   1.241           1.374                 3,686
                                                                     2003   1.000           1.241                 3,686
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.796           1.979                    --
                                                                     2006   1.629           1.796                 6,379
                                                                     2005   1.532           1.629                 4,441
                                                                     2004   1.257           1.532                 5,008
                                                                     2003   1.000           1.257                    --
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.081           1.115                    --
                                                                     2005   1.060           1.081                 2,761
                                                                     2004   0.981           1.060                 3,195
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.776           1.711                    --
                                                                     2007   1.704           1.776                 3,134
                                                                     2006   1.791           1.704                 3,139
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2012   1.640           1.884                    --
                                                                     2011   1.627           1.640                    --
                                                                     2010   1.424           1.627                    --
                                                                     2009   0.983           1.424                    --
                                                                     2008   1.319           0.983                    --
                                                                     2007   1.306           1.319                    --
                                                                     2006   1.240           1.306                    --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.633           1.711                    --
                                                                     2006   1.543           1.633                 9,105

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.343           1.498                    --
                                                                         2011   1.364           1.343                    --
                                                                         2010   1.233           1.364                    --
                                                                         2009   1.052           1.233                 9,105
                                                                         2008   1.708           1.052                 9,105
                                                                         2007   1.697           1.708                 9,105
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.828           1.027                    --
                                                                         2011   0.889           0.828                    --
                                                                         2010   0.778           0.889                    --
                                                                         2009   0.586           0.778                    --
                                                                         2008   1.020           0.586                 3,722
                                                                         2007   1.219           1.020                 3,392
                                                                         2006   1.003           1.219                 3,023
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.272           1.445                    --
                                                                         2011   1.440           1.272                    --
                                                                         2010   1.226           1.440                    --
                                                                         2009   0.966           1.226                    --
                                                                         2008   1.315           0.966                    --
                                                                         2007   1.352           1.315                    --
                                                                         2006   1.269           1.352                    --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.643           2.091                 3,763
                                                                         2011   1.944           1.643                 3,771
                                                                         2010   1.696           1.944                 3,781
                                                                         2009   1.110           1.696                 3,791
                                                                         2008   1.906           1.110                 3,802
                                                                         2007   1.956           1.906                 3,811
                                                                         2006   1.777           1.956                 3,819
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2012   1.330           1.549                    --
                                                                         2011   1.365           1.330                    --
                                                                         2010   1.098           1.365                    --
                                                                         2009   0.833           1.098                    --
                                                                         2008   1.381           0.833                    --
                                                                         2007   1.261           1.381                    --
                                                                         2006   1.272           1.261                    --
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   1.698           2.050                    --
                                                                         2011   1.865           1.698                    --
                                                                         2010   1.730           1.865                    --
                                                                         2009   1.230           1.730                    --
                                                                         2008   2.152           1.230                    --
                                                                         2007   1.679           2.152                    --
                                                                         2006   1.639           1.679                    --

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 2009   0.904
                                                                             2008   1.231
                                                                             2007   1.178
                                                                             2006   1.115
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2012   1.701
                                                                             2011   1.651
                                                                             2010   1.485
                                                                             2009   1.102
                                                                             2008   1.374
                                                                             2007   1.309
                                                                             2006   1.250
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 2012   0.924
                                                                             2011   0.977
                                                                             2010   0.792
                                                                             2009   0.637
                                                                             2008   1.058
                                                                             2007   1.071
                                                                             2006   0.964
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.891
                                                                             2008   1.581
                                                                             2007   1.438
                                                                             2006   1.457
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 2012   0.852
                                                                             2011   0.998
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2012   2.425
                                                                             2011   3.035
                                                                             2010   2.498
                                                                             2009   1.505
                                                                             2008   3.288
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 2012   1.621
                                                                             2011   1.847
                                                                             2010   1.687
                                                                             2009   1.305
                                                                             2008   2.305
                                                                             2007   2.197



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 0.894                    --
                                                                             0.904                 2,960
                                                                             1.231                 3,042
                                                                             1.178                 2,971
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 1.892                    --
                                                                             1.701                    --
                                                                             1.651                    --
                                                                             1.485                    --
                                                                             1.102                    --
                                                                             1.374                    --
                                                                             1.309                    --
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 1.042                 5,284
                                                                             0.924                 6,109
                                                                             0.977                 6,956
                                                                             0.792                 7,946
                                                                             0.637                 9,200
                                                                             1.058                10,103
                                                                             1.071                    --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 0.847                    --
                                                                             0.891                    --
                                                                             1.581                    --
                                                                             1.438                    --
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 0.978                    --
                                                                             0.852                    --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2.833                    --
                                                                             2.425                    --
                                                                             3.035                    --
                                                                             2.498                    --
                                                                             1.505                    --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 1.859                 2,766
                                                                             1.621                34,707
                                                                             1.847                36,846
                                                                             1.687                34,464
                                                                             1.305                34,716
                                                                             2.305                    --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST MLA Mid Cap Subaccount (Class A) (4/08)..................... 2012   1.641           1.703                 3,108
                                                                   2011   1.760           1.641                 3,112
                                                                   2010   1.454           1.760                 3,118
                                                                   2009   1.079           1.454                 3,123
                                                                   2008   1.707           1.079                 3,129
 MIST MLA Mid Cap Subaccount (Class B) (4/07)..................... 2012   1.026           1.062                24,430
                                                                   2011   1.103           1.026                71,521
                                                                   2010   0.913           1.103                53,698
                                                                   2009   0.680           0.913                55,873
                                                                   2008   1.121           0.680                70,366
                                                                   2007   1.266           1.121                    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) * 2012   1.492           1.603                 5,416
                                                                   2011   1.362           1.492                 5,429
                                                                   2010   1.283           1.362                 5,252
                                                                   2009   1.103           1.283                 5,063
                                                                   2008   1.203           1.103                   211
                                                                   2007   1.137           1.203                    --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).............. 2012   1.464           1.572                41,367
                                                                   2011   1.444           1.464                42,041
                                                                   2010   1.359           1.444                11,419
                                                                   2009   1.221           1.359                22,312
 MIST Pioneer Fund Subaccount (Class A) (4/06).................... 2012   1.369           1.488                    --
                                                                   2011   1.460           1.369                    --
                                                                   2010   1.278           1.460                    --
                                                                   2009   1.050           1.278                    --
                                                                   2008   1.591           1.050                    --
                                                                   2007   1.542           1.591                    --
                                                                   2006   1.435           1.542                    --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)........... 2007   1.161           1.281                    --
                                                                   2006   1.104           1.161                    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)........ 2012   1.557           1.708                    --
                                                                   2011   1.529           1.557                    --
                                                                   2010   1.387           1.529                    --
                                                                   2009   1.061           1.387                    --
                                                                   2008   1.209           1.061                    --
                                                                   2007   1.154           1.209                    --
                                                                   2006   1.115           1.154                    --
 MIST RCM Technology Subaccount (Class B) (5/11).................. 2012   1.696           1.868                    --
                                                                   2011   2.101           1.696                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.869           1.008                    --
                                                                          2011   0.921           0.869                    --
                                                                          2010   0.801           0.921                    --
                                                                          2009   0.689           0.801                    --
                                                                          2008   1.100           0.689                    --
                                                                          2007   1.077           1.100                    --
                                                                          2006   1.001           1.077                    --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.884           1.025                    --
                                                                          2011   0.989           0.884                    --
                                                                          2010   0.839           0.989                    --
                                                                          2009   0.675           0.839                    --
                                                                          2008   0.979           0.675                 3,364
                                                                          2007   1.028           0.979                 3,598
                                                                          2006   1.003           1.028                    --
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.402           1.632                    --
                                                                          2011   1.448           1.402                    --
                                                                          2010   1.282           1.448                    --
                                                                          2009   1.029           1.282                    --
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.494           1.628                    --
                                                                          2011   1.570           1.494                    --
                                                                          2010   1.387           1.570                    --
                                                                          2009   0.946           1.387                    --
                                                                          2008   1.774           0.946                    --
                                                                          2007   1.499           1.774                    --
                                                                          2006   1.538           1.499                    --
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2012   1.256           1.327                 3,909
                                                                          2011   1.199           1.256                 3,915
                                                                          2010   1.126           1.199                 3,921
                                                                          2009   1.047           1.126                 3,928
                                                                          2008   1.103           1.047                37,825
                                                                          2007   1.056           1.103                39,948
                                                                          2006   1.018           1.056                    --
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2012   1.156           1.276                    --
                                                                          2011   1.133           1.156                    --
                                                                          2010   1.052           1.133                    --
                                                                          2009   0.907           1.052                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)................................................................. 2012   1.089           1.223                  3,340
                                                                         2011   1.217           1.089                  4,018
                                                                         2010   1.033           1.217                  4,706
                                                                         2009   0.821           1.033                  5,489
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................. 2012   1.020           1.003                 29,001
                                                                         2011   1.038           1.020                 30,614
                                                                         2010   1.057           1.038                 33,546
                                                                         2009   1.071           1.057                 27,446
                                                                         2008   1.059           1.071                 21,460
                                                                         2007   1.026           1.059                100,284
                                                                         2006   1.005           1.026                 83,497
 MSF Davis Venture Value Subaccount (Class A) (4/08).................... 2012   1.180           1.309                     --
                                                                         2011   1.252           1.180                     --
                                                                         2010   1.137           1.252                     --
                                                                         2009   0.877           1.137                  9,165
                                                                         2008   1.422           0.877                 16,385
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.767           0.800                     --
                                                                         2008   1.414           0.767                 28,492
                                                                         2007   1.384           1.414                 30,557
                                                                         2006   1.367           1.384                 32,182
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2012   1.118           1.270                     --
                                                                         2011   1.213           1.118                     --
                                                                         2010   1.079           1.213                     --
                                                                         2009   0.902           1.079                     --
                                                                         2008   1.505           0.902                     --
                                                                         2007   1.471           1.505                     --
                                                                         2006   1.436           1.471                     --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.924           1.001                     --
                                                                         2010   0.813           0.924                     --
                                                                         2009   0.629           0.813                     --
                                                                         2008   1.075           0.629                     --
                                                                         2007   1.059           1.075                     --
                                                                         2006   1.002           1.059                     --
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.181           1.267                     --
                                                                         2011   1.164           1.181                     --
                                                                         2010   1.077           1.164                     --
                                                                         2009   0.909           1.077                     --
                                                                         2008   1.080           0.909                     --
                                                                         2007   1.042           1.080                     --
                                                                         2006   1.001           1.042                     --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)................................................... 2012   1.100           1.205                    --
                                                                     2011   1.108           1.100                    --
                                                                     2010   1.011           1.108                    --
                                                                     2009   0.832           1.011                    --
                                                                     2008   1.079           0.832                    --
                                                                     2007   1.048           1.079                    --
                                                                     2006   1.002           1.048                    --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........ 2012   1.015           1.129                    --
                                                                     2011   1.047           1.015                    --
                                                                     2010   0.942           1.047                    --
                                                                     2009   0.757           0.942                    --
                                                                     2008   1.080           0.757                    --
                                                                     2007   1.053           1.080                    --
                                                                     2006   1.002           1.053                    --
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)............................................................. 2012   0.931           1.055                    --
                                                                     2011   0.984           0.931                    --
                                                                     2010   0.873           0.984                    --
                                                                     2009   0.689           0.873                    --
                                                                     2008   1.080           0.689                    --
                                                                     2007   1.058           1.080                    --
                                                                     2006   1.002           1.058                    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2012   1.006           1.141                    --
                                                                     2011   1.007           1.006                    --
                                                                     2010   0.895           1.007                    --
                                                                     2009   0.729           0.895                    --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2012   1.353           1.481                 7,685
                                                                     2011   1.347           1.353                 8,258
                                                                     2010   1.248           1.347                 8,866
                                                                     2009   1.073           1.248                28,425
                                                                     2008   1.406           1.073                29,167
                                                                     2007   1.373           1.406                29,798
                                                                     2006   1.286           1.373                30,236
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2012   1.251           1.434                    --
                                                                     2011   1.262           1.251                    --
                                                                     2010   1.153           1.262                    --
                                                                     2009   0.971           1.153                    --
                                                                     2008   1.465           0.971                    --
                                                                     2007   1.385           1.465                    --
                                                                     2006   1.254           1.385                    --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.902           1.074                    --
                                                                        2011   1.002           0.902                    --
                                                                        2010   0.880           1.002                    --
                                                                        2009   0.640           0.880                14,053
                                                                        2008   1.096           0.640                39,661
                                                                        2007   1.050           1.096                41,005
                                                                        2006   0.996           1.050                42,052
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   1.020           1.190                 6,296
                                                                        2011   1.052           1.020                 6,818
                                                                        2010   0.917           1.052                 6,918
                                                                        2009   0.653           0.917                 7,493
                                                                        2008   1.145           0.653                 8,187
                                                                        2007   1.068           1.145                    --
                                                                        2006   0.998           1.068                    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.426           1.624                    --
                                                                        2011   1.430           1.426                    --
                                                                        2010   1.081           1.430                    --
                                                                        2009   0.793           1.081                    --
                                                                        2008   1.209           0.793                    --
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)...................................................... 2007   1.146           1.189                    --
                                                                        2006   1.080           1.146                    --
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *.................................................... 2012   1.194           1.214                    --
                                                                        2011   1.149           1.194                    --
                                                                        2010   1.104           1.149                    --
                                                                        2009   1.075           1.104                    --
                                                                        2008   1.096           1.075                    --
                                                                        2007   1.068           1.096                    --
                                                                        2006   1.033           1.068                    --
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.996           1.005                    --
                                                                        2005   0.986           0.996                 2,843
                                                                        2004   0.993           0.986                29,727
                                                                        2003   1.000           0.993                    --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)........ 2006   1.093           1.154                    --
                                                                        2005   1.052           1.093                    --
                                                                        2004   0.992           1.052                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   1.110           1.132                    --
                                                                         2006   1.122           1.110                    --
                                                                         2005   1.119           1.122                    --
                                                                         2004   1.045           1.119                 4,140
                                                                         2003   1.000           1.045                 4,140
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.179           1.217                    --
                                                                         2008   1.145           1.179                18,304
                                                                         2007   1.071           1.145                18,782
                                                                         2006   1.050           1.071                19,279
                                                                         2005   1.043           1.050                16,287
                                                                         2004   1.012           1.043                17,024
                                                                         2003   1.000           1.012                 1,757
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   2.041           2.209                    --
                                                                         2006   1.626           2.041                    --
                                                                         2005   1.475           1.626                    --
                                                                         2004   1.292           1.475                    --
                                                                         2003   1.000           1.292                    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)................. 2007   2.147           2.292                    --
                                                                         2006   1.863           2.147                 1,700
                                                                         2005   1.771           1.863                 1,577
                                                                         2004   1.428           1.771                 2,066
                                                                         2003   1.000           1.428                    --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................... 2006   1.369           1.457                    --
                                                                         2005   1.281           1.369                    --
                                                                         2004   1.224           1.281                    --
                                                                         2003   1.000           1.224                    --
 Travelers Convertible Securities Subaccount (6/03)..................... 2006   1.173           1.250                    --
                                                                         2005   1.190           1.173                    --
                                                                         2004   1.139           1.190                 3,938
                                                                         2003   1.000           1.139                 3,938
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).................. 2006   1.641           1.791                    --
                                                                         2005   1.485           1.641                 3,144
                                                                         2004   1.298           1.485                 3,150
                                                                         2003   1.000           1.298                 3,151

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Equity Income Subaccount (5/03)............................... 2006   1.367           1.436                    --
                                                                          2005   1.332           1.367                    --
                                                                          2004   1.233           1.332                    --
                                                                          2003   1.000           1.233                    --
 Travelers Federated High Yield Subaccount (5/03)........................ 2006   1.210           1.240                    --
                                                                          2005   1.201           1.210                    --
                                                                          2004   1.107           1.201                    --
                                                                          2003   1.000           1.107                    --
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.405           1.454                    --
                                                                          2005   1.358           1.405                    --
                                                                          2004   1.250           1.358                    --
                                                                          2003   1.000           1.250                    --
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.327           1.367                    --
                                                                          2005   1.243           1.327                31,049
                                                                          2004   1.187           1.243                19,982
                                                                          2003   1.000           1.187                    --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.099           1.168                    --
                                                                          2005   1.000           1.099                    --
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.029           1.033                    --
                                                                          2005   1.000           1.029                    --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.066           1.104                    --
                                                                          2005   1.000           1.066                    --
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)....................................................... 2006   1.077           1.122                    --
                                                                          2005   1.000           1.077                    --
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)....................................................... 2006   1.046           1.066                    --
                                                                          2005   1.000           1.046                    --
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.454           1.543                    --
                                                                          2005   1.321           1.454                 9,105
                                                                          2004   1.160           1.321                 9,105
                                                                          2003   1.000           1.160                 1,562
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)................. 2006   1.454           1.538                    --
                                                                          2005   1.436           1.454                    --
                                                                          2004   1.280           1.436                    --
                                                                          2003   1.000           1.280                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)................... 2006   1.246           1.286                    --
                                                                          2005   1.232           1.246                30,252
                                                                          2004   1.125           1.232                30,919
                                                                          2003   1.000           1.125                 6,907
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.161           1.254                    --
                                                                          2005   1.110           1.161                    --
                                                                          2004   0.961           1.110                    --
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.548           1.777                    --
                                                                          2005   1.438           1.548                    --
                                                                          2004   1.264           1.438                    --
                                                                          2003   1.000           1.264                    --
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.353           1.435                    --
                                                                          2005   1.299           1.353                    --
                                                                          2004   1.190           1.299                    --
                                                                          2003   1.000           1.190                    --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.049           1.104                    --
                                                                          2005   1.000           1.049                    --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.105           1.115                    --
                                                                          2005   1.084           1.105                    --
                                                                          2004   0.971           1.084                    --
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.028           1.018                    --
                                                                          2005   1.029           1.028                43,791
                                                                          2004   1.014           1.029                25,966
                                                                          2003   1.000           1.014                 3,963
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.333           1.390                    --
                                                                          2005   1.329           1.333                    --
                                                                          2004   1.227           1.329                    --
                                                                          2003   1.000           1.227                    --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.106           1.272                    --
                                                                          2005   1.000           1.106                    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107           1.269                    --
                                                                          2005   1.000           1.107                    --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.072           1.033                    --
                                                                          2005   1.045           1.072                    --
                                                                          2004   0.979           1.045                    --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).......... 2009   1.026           0.995           --
                                                                2008   1.627           1.026           --
                                                                2007   1.695           1.627           --
                                                                2006   1.487           1.695           --
                                                                2005   1.453           1.487           --
                                                                2004   1.259           1.453           --
                                                                2003   1.000           1.259           --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.832           0.852           --
                                                                2008   1.487           0.832           --
                                                                2007   1.346           1.487           --
                                                                2006   1.283           1.346           --
                                                                2005   1.210           1.283           --
                                                                2004   1.186           1.210           --
                                                                2003   1.000           1.186           --



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.326           1.294                     --
                                                                        2005   1.175           1.326                     --
                                                                        2004   1.105           1.175                     --
                                                                        2003   1.000           1.105                     --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2012   1.673           2.013                 43,011
                                                                        2011   1.869           1.673                 59,669
                                                                        2010   1.703           1.869                 64,659
                                                                        2009   1.219           1.703                 67,286
                                                                        2008   2.014           1.219                116,778
                                                                        2007   1.785           2.014                115,421
                                                                        2006   1.509           1.785                105,610
                                                                        2005   1.347           1.509                 66,758
                                                                        2004   1.209           1.347                     --
                                                                        2003   1.000           1.209                     --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 American Funds Growth Subaccount (Class 2) (5/03).................. 2012   1.436           1.662                189,256
                                                                     2011   1.527           1.436                246,903
                                                                     2010   1.310           1.527                273,595
                                                                     2009   0.957           1.310                319,160
                                                                     2008   1.739           0.957                368,588
                                                                     2007   1.576           1.739                353,593
                                                                     2006   1.456           1.576                353,045
                                                                     2005   1.276           1.456                335,545
                                                                     2004   1.155           1.276                     --
                                                                     2003   1.000           1.155                     --
 American Funds Growth-Income Subaccount (Class 2) (5/03)........... 2012   1.258           1.451                 55,423
                                                                     2011   1.305           1.258                 65,415
                                                                     2010   1.192           1.305                 84,970
                                                                     2009   0.925           1.192                 95,925
                                                                     2008   1.515           0.925                102,969
                                                                     2007   1.469           1.515                111,233
                                                                     2006   1.298           1.469                110,801
                                                                     2005   1.249           1.298                 56,206
                                                                     2004   1.152           1.249                     --
                                                                     2003   1.000           1.152                     --
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)................................... 2006   1.549           1.532                     --
                                                                     2005   1.334           1.549                  4,325
                                                                     2004   1.137           1.334                     --
                                                                     2003   1.000           1.137                     --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)............... 2006   1.651           2.151                     --
                                                                     2005   1.568           1.651                 63,253
                                                                     2004   1.215           1.568                     --
                                                                     2003   1.000           1.215                     --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)........ 2008   1.389           1.328                     --
                                                                     2007   1.320           1.389                    189
                                                                     2006   1.154           1.320                    191
                                                                     2005   1.126           1.154                     --
                                                                     2004   1.091           1.126                     --
                                                                     2003   1.000           1.091                     --

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   1.203
                                                                              2007   1.377
                                                                              2006   1.351
                                                                              2005   1.300
                                                                              2004   1.189
                                                                              2003   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.309
                                                                              2005   1.210
                                                                              2004   1.083
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 2006   1.306
                                                                              2005   1.208
                                                                              2004   1.124
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2012   1.561
                                                                              2011   1.635
                                                                              2010   1.424
                                                                              2009   1.070
                                                                              2008   1.902
                                                                              2007   1.651
                                                                              2006   1.508
                                                                              2005   1.316
                                                                              2004   1.164
                                                                              2003   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 2012   1.288
                                                                              2011   1.349
                                                                              2010   1.164
                                                                              2009   0.873
                                                                              2008   1.516
                                                                              2007   1.446
                                                                              2006   1.293
                                                                              2005   1.091
                                                                              2004   1.097
                                                                              2003   1.017



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 1.134                     --
                                                                              1.203                 25,165
                                                                              1.377                 24,249
                                                                              1.351                 18,044
                                                                              1.300                     --
                                                                              1.189                     --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 1.423                     --
                                                                              1.309                132,515
                                                                              1.210                     --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 1.455                     --
                                                                              1.306                 17,495
                                                                              1.208                     --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 1.781                 48,721
                                                                              1.561                 56,705
                                                                              1.635                 60,189
                                                                              1.424                 61,815
                                                                              1.070                 78,752
                                                                              1.902                 85,172
                                                                              1.651                 87,922
                                                                              1.508                 77,171
                                                                              1.316                     --
                                                                              1.164                     --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 1.547                     --
                                                                              1.288                     --
                                                                              1.349                     --
                                                                              1.164                     --
                                                                              0.873                     --
                                                                              1.516                     --
                                                                              1.446                     --
                                                                              1.293                     --
                                                                              1.091                     --
                                                                              1.097                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............... 2012   2.029           2.283                 15,540
                                                                         2011   2.317           2.029                 20,061
                                                                         2010   1.835           2.317                 28,028
                                                                         2009   1.337           1.835                 36,730
                                                                         2008   2.254           1.337                 54,110
                                                                         2007   1.990           2.254                 33,684
                                                                         2006   1.802           1.990                 39,701
                                                                         2005   1.555           1.802                 37,003
                                                                         2004   1.270           1.555                     --
                                                                         2003   1.000           1.270                     --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............ 2006   1.353           1.573                     --
                                                                         2005   1.246           1.353                 60,968
                                                                         2004   1.126           1.246                     --
                                                                         2003   1.000           1.126                     --
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)....................................................... 2008   3.245           2.950                     --
                                                                         2007   2.566           3.245                 23,074
                                                                         2006   2.039           2.566                 30,482
                                                                         2005   1.629           2.039                 32,726
                                                                         2004   1.330           1.629                     --
                                                                         2003   1.000           1.330                     --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.528           1.774                167,384
                                                                         2011   1.741           1.528                156,213
                                                                         2010   1.635           1.741                241,331
                                                                         2009   1.215           1.635                254,431
                                                                         2008   2.074           1.215                248,667
                                                                         2007   1.829           2.074                321,873
                                                                         2006   1.534           1.829                310,295
                                                                         2005   1.417           1.534                  8,460
                                                                         2004   1.217           1.417                     --
                                                                         2003   1.000           1.217                     --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)......... 2006   1.446           1.730                     --
                                                                         2005   1.353           1.446                200,793
                                                                         2004   1.187           1.353                     --
                                                                         2003   1.000           1.187                     --
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................... 2006   1.056           1.079                     --
                                                                         2005   1.061           1.056                 58,955
                                                                         2004   0.990           1.061                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................. 2006   1.185           1.223                    --
                                                                          2005   1.121           1.185                    --
                                                                          2004   1.053           1.121                    --
                                                                          2003   1.000           1.053                    --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)      2010   1.480           1.499                    --
                                                                          2009   1.199           1.480                    --
                                                                          2008   1.720           1.199                    --
                                                                          2007   1.439           1.720                    --
                                                                          2006   1.378           1.439                    --
                                                                          2005   1.249           1.378                    --
                                                                          2004   1.114           1.249                    --
                                                                          2003   1.000           1.114                    --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.760           1.883                    --
                                                                          2010   1.440           1.760                     1
                                                                          2009   0.935           1.440                     5
                                                                          2008   1.699           0.935                13,760
                                                                          2007   1.421           1.699                    12
                                                                          2006   1.342           1.421                    14
                                                                          2005   1.225           1.342                    18
                                                                          2004   1.240           1.225                    --
                                                                          2003   1.000           1.240                    --
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.520           1.431                    --
                                                                          2007   1.415           1.520                    --
                                                                          2006   1.222           1.415                    --
                                                                          2005   1.178           1.222                    --
                                                                          2004   1.148           1.178                    --
                                                                          2003   1.000           1.148                    --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................... 2006   1.419           1.589                    --
                                                                          2005   1.389           1.419                    --
                                                                          2004   1.231           1.389                    --
                                                                          2003   1.000           1.231                    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)........................................................ 2012   1.377           1.605                    --
                                                                          2011   1.368           1.377                    --
                                                                          2010   1.114           1.368                     1
                                                                          2009   0.843           1.114                 7,793
                                                                          2008   1.440           0.843                32,485
                                                                          2007   1.496           1.440                29,824

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).......................................................... 2012   1.344           1.530                     --
                                                                  2011   1.334           1.344                 10,981
                                                                  2010   1.206           1.334                 12,004
                                                                  2009   1.005           1.206                 12,575
                                                                  2008   1.448           1.005                 13,769
                                                                  2007   1.401           1.448                 14,358
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)..................................... 2012   1.240           1.400                 18,598
                                                                  2011   1.346           1.240                 20,391
                                                                  2010   1.175           1.346                 23,302
                                                                  2009   0.925           1.175                 24,056
                                                                  2008   1.485           0.925                 26,190
                                                                  2007   1.553           1.485                156,406
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.159           1.369                     --
                                                                  2011   1.187           1.159                     --
                                                                  2010   1.101           1.187                     --
                                                                  2009   0.787           1.101                     --
                                                                  2008   1.278           0.787                     --
                                                                  2007   1.278           1.278                     --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.313           1.502                     --
                                                                  2011   1.274           1.313                     --
                                                                  2010   1.185           1.274                     --
                                                                  2009   0.969           1.185                     --
                                                                  2008   1.532           0.969                     --
                                                                  2007   1.502           1.532                     --
                                                                  2006   1.293           1.502                     --
                                                                  2005   1.235           1.293                     --
                                                                  2004   1.140           1.235                     --
                                                                  2003   1.000           1.140                     --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)................................................ 2012   1.781           2.088                 17,039
                                                                  2011   1.788           1.781                 17,558
                                                                  2010   1.454           1.788                 19,083
                                                                  2009   1.037           1.454                 19,604
                                                                  2008   1.781           1.037                 19,853
                                                                  2007   1.649           1.781                     --
                                                                  2006   1.488           1.649                     --
                                                                  2005   1.445           1.488                     --
                                                                  2004   1.278           1.445                     --
                                                                  2003   1.000           1.278                     --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET Equity Index Subaccount (Class II) (5/03)............... 2009   0.893           0.869                    --
                                                                 2008   1.455           0.893                56,471
                                                                 2007   1.412           1.455                57,013
                                                                 2006   1.249           1.412                58,054
                                                                 2005   1.220           1.249                25,209
                                                                 2004   1.127           1.220                    --
                                                                 2003   1.000           1.127                    --
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04)......................................................... 2012   1.183           1.286                    --
                                                                 2011   1.204           1.183                    --
                                                                 2010   1.093           1.204                    --
                                                                 2009   0.906           1.093                    --
                                                                 2008   1.234           0.906                    --
                                                                 2007   1.133           1.234                    --
                                                                 2006   1.071           1.133                    --
                                                                 2005   1.044           1.071                    --
                                                                 2004   0.945           1.044                    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................ 2011   0.972           0.959                    --
                                                                 2010   0.906           0.972                    --
                                                                 2009   0.786           0.906                    --
                                                                 2008   1.015           0.786                27,805
                                                                 2007   1.020           1.015                29,122
                                                                 2006   0.997           1.020                30,247
                                                                 2005   0.992           0.997                31,427
                                                                 2004   0.998           0.992                    --
                                                                 2003   0.998           0.998                    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................... 2007   1.494           1.567                    --
                                                                 2006   1.288           1.494                    --
                                                                 2005   1.260           1.288                    --
                                                                 2004   1.185           1.260                    --
                                                                 2003   1.000           1.185                    --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............ 2007   1.236           1.287                    --
                                                                 2006   1.208           1.236                    --
                                                                 2005   1.169           1.208                    --
                                                                 2004   1.184           1.169                    --
                                                                 2003   1.000           1.184                    --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).............. 2007   1.459           1.510                     --
                                                                     2006   1.338           1.459                 30,238
                                                                     2005   1.239           1.338                 39,238
                                                                     2004   1.156           1.239                     --
                                                                     2003   1.000           1.156                     --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).............. 2007   1.351           1.410                     --
                                                                     2006   1.223           1.351                  2,448
                                                                     2005   1.202           1.223                     --
                                                                     2004   1.129           1.202                     --
                                                                     2003   0.996           1.129                     --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.493           1.550                     --
                                                                     2006   1.296           1.493                107,711
                                                                     2005   1.278           1.296                 97,856
                                                                     2004   1.155           1.278                     --
                                                                     2003   0.996           1.155                     --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.664           1.832                     --
                                                                     2006   1.509           1.664                156,771
                                                                     2005   1.420           1.509                156,098
                                                                     2004   1.165           1.420                     --
                                                                     2003   1.000           1.165                     --
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.081           1.114                     --
                                                                     2005   1.059           1.081                  9,086
                                                                     2004   0.981           1.059                     --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.628           1.568                     --
                                                                     2007   1.563           1.628                 36,339
                                                                     2006   1.643           1.563                  7,328
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2012   1.581           1.815                 79,089
                                                                     2011   1.569           1.581                 83,485
                                                                     2010   1.374           1.569                 87,098
                                                                     2009   0.949           1.374                 91,723
                                                                     2008   1.274           0.949                143,320
                                                                     2007   1.262           1.274                158,396
                                                                     2006   1.199           1.262                 87,690
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.528           1.601                     --
                                                                     2006   1.445           1.528                  7,905

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.253           1.397                     --
                                                                         2011   1.273           1.253                     --
                                                                         2010   1.152           1.273                     --
                                                                         2009   0.984           1.152                     --
                                                                         2008   1.597           0.984                     --
                                                                         2007   1.588           1.597                  5,731
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.825           1.024                149,202
                                                                         2011   0.887           0.825                192,041
                                                                         2010   0.777           0.887                199,515
                                                                         2009   0.585           0.777                219,875
                                                                         2008   1.020           0.585                223,707
                                                                         2007   1.218           1.020                200,890
                                                                         2006   1.003           1.218                146,333
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.268           1.440                  1,396
                                                                         2011   1.436           1.268                  1,369
                                                                         2010   1.223           1.436                  1,311
                                                                         2009   0.965           1.223                  1,377
                                                                         2008   1.314           0.965                  1,359
                                                                         2007   1.351           1.314                  1,549
                                                                         2006   1.269           1.351                  1,438
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.513           1.924                  2,032
                                                                         2011   1.791           1.513                  2,617
                                                                         2010   1.563           1.791                  2,737
                                                                         2009   1.024           1.563                 11,023
                                                                         2008   1.759           1.024                 17,108
                                                                         2007   1.806           1.759                 16,311
                                                                         2006   1.641           1.806                  7,173
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2012   1.326           1.543                     --
                                                                         2011   1.361           1.326                     --
                                                                         2010   1.096           1.361                     --
                                                                         2009   0.831           1.096                     --
                                                                         2008   1.379           0.831                  6,216
                                                                         2007   1.260           1.379                  5,877
                                                                         2006   1.271           1.260                  6,236
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   1.583           1.909                 45,270
                                                                         2011   1.739           1.583                 75,815
                                                                         2010   1.614           1.739                 89,776
                                                                         2009   1.147           1.614                105,140
                                                                         2008   2.009           1.147                105,926
                                                                         2007   1.568           2.009                106,959
                                                                         2006   1.532           1.568                 83,182

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 2009   0.902
                                                                             2008   1.228
                                                                             2007   1.176
                                                                             2006   1.114
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2012   1.612
                                                                             2011   1.565
                                                                             2010   1.408
                                                                             2009   1.046
                                                                             2008   1.305
                                                                             2007   1.243
                                                                             2006   1.188
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 2012   0.922
                                                                             2011   0.974
                                                                             2010   0.790
                                                                             2009   0.636
                                                                             2008   1.058
                                                                             2007   1.071
                                                                             2006   0.964
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.839
                                                                             2008   1.489
                                                                             2007   1.354
                                                                             2006   1.373
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 2012   0.850
                                                                             2011   0.995
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2012   2.175
                                                                             2011   2.724
                                                                             2010   2.243
                                                                             2009   1.352
                                                                             2008   2.955
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 2012   1.479
                                                                             2011   1.686
                                                                             2010   1.541
                                                                             2009   1.193
                                                                             2008   2.107
                                                                             2007   2.009



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 0.891                     --
                                                                             0.902                 35,712
                                                                             1.228                 35,864
                                                                             1.176                 36,255
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 1.791                     --
                                                                             1.612                     --
                                                                             1.565                     --
                                                                             1.408                 17,089
                                                                             1.046                    138
                                                                             1.305                    139
                                                                             1.243                    140
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 1.038                151,264
                                                                             0.922                161,883
                                                                             0.974                182,953
                                                                             0.790                226,659
                                                                             0.636                260,534
                                                                             1.058                236,077
                                                                             1.071                  8,430
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 0.797                     --
                                                                             0.839                    172
                                                                             1.489                    173
                                                                             1.354                    174
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 0.974                     --
                                                                             0.850                     --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2.540                 30,927
                                                                             2.175                 30,592
                                                                             2.724                 28,061
                                                                             2.243                 30,484
                                                                             1.352                 46,665
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 1.695                 30,590
                                                                             1.479                 27,589
                                                                             1.686                 30,720
                                                                             1.541                 41,457
                                                                             1.193                 20,278
                                                                             2.107                    516

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST MLA Mid Cap Subaccount (Class A) (4/08)..................... 2012   1.502           1.557                  1,804
                                                                   2011   1.612           1.502                 29,110
                                                                   2010   1.331           1.612                 32,790
                                                                   2009   0.988           1.331                 38,039
                                                                   2008   1.565           0.988                 38,886
 MIST MLA Mid Cap Subaccount (Class B) (4/07)..................... 2012   1.023           1.058                 27,493
                                                                   2011   1.100           1.023                 34,193
                                                                   2010   0.911           1.100                 76,744
                                                                   2009   0.678           0.911                 89,891
                                                                   2008   1.119           0.678                121,130
                                                                   2007   1.265           1.119                 45,145
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) * 2012   1.414           1.518                102,319
                                                                   2011   1.291           1.414                126,811
                                                                   2010   1.217           1.291                136,185
                                                                   2009   1.047           1.217                134,684
                                                                   2008   1.142           1.047                143,004
                                                                   2007   1.080           1.142                182,484
 MIST PIMCO Total Return Subaccount (Class B) (5/09).............. 2012   1.424           1.528                453,960
                                                                   2011   1.405           1.424                430,893
                                                                   2010   1.323           1.405                241,207
                                                                   2009   1.188           1.323                235,915
 MIST Pioneer Fund Subaccount (Class A) (4/06).................... 2012   1.293           1.404                     --
                                                                   2011   1.379           1.293                     --
                                                                   2010   1.208           1.379                     --
                                                                   2009   0.993           1.208                    163
                                                                   2008   1.505           0.993                    165
                                                                   2007   1.459           1.505                    166
                                                                   2006   1.359           1.459                    167
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)........... 2007   1.160           1.279                     --
                                                                   2006   1.103           1.160                 46,267
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)........ 2012   1.551           1.700                 59,601
                                                                   2011   1.524           1.551                 60,820
                                                                   2010   1.383           1.524                107,263
                                                                   2009   1.058           1.383                115,514
                                                                   2008   1.207           1.058                216,727
                                                                   2007   1.152           1.207                248,507
                                                                   2006   1.114           1.152                254,998
 MIST RCM Technology Subaccount (Class B) (5/11).................. 2012   1.513           1.666                     --
                                                                   2011   1.875           1.513                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.867           1.004                140,291
                                                                          2011   0.919           0.867                182,403
                                                                          2010   0.800           0.919                190,937
                                                                          2009   0.688           0.800                206,568
                                                                          2008   1.099           0.688                285,750
                                                                          2007   1.076           1.099                280,694
                                                                          2006   1.001           1.076                103,968
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.882           1.022                143,433
                                                                          2011   0.986           0.882                146,422
                                                                          2010   0.838           0.986                150,332
                                                                          2009   0.674           0.838                164,448
                                                                          2008   0.979           0.674                155,484
                                                                          2007   1.027           0.979                172,747
                                                                          2006   1.003           1.027                 34,914
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.263           1.470                164,586
                                                                          2011   1.305           1.263                182,602
                                                                          2010   1.156           1.305                204,377
                                                                          2009   0.928           1.156                225,620
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.352           1.472                  6,455
                                                                          2011   1.421           1.352                  7,287
                                                                          2010   1.256           1.421                 21,443
                                                                          2009   0.857           1.256                 23,152
                                                                          2008   1.608           0.857                 22,577
                                                                          2007   1.360           1.608                 23,002
                                                                          2006   1.395           1.360                 21,429
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2012   1.223           1.292                     --
                                                                          2011   1.168           1.223                     --
                                                                          2010   1.098           1.168                     --
                                                                          2009   1.021           1.098                    538
                                                                          2008   1.077           1.021                    542
                                                                          2007   1.031           1.077                    546
                                                                          2006   0.994           1.031                     --
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2012   1.152           1.271                 29,840
                                                                          2011   1.129           1.152                 32,263
                                                                          2010   1.049           1.129                 35,150
                                                                          2009   0.905           1.049                 35,219

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)................................................................. 2012   1.031           1.158                     --
                                                                         2011   1.153           1.031                     --
                                                                         2010   0.979           1.153                     --
                                                                         2009   0.779           0.979                    179
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................. 2012   1.018           0.999                414,384
                                                                         2011   1.036           1.018                483,466
                                                                         2010   1.055           1.036                678,570
                                                                         2009   1.069           1.055                784,752
                                                                         2008   1.059           1.069                631,296
                                                                         2007   1.026           1.059                490,084
                                                                         2006   1.005           1.026                470,063
 MSF Davis Venture Value Subaccount (Class A) (4/08).................... 2012   1.096           1.215                     --
                                                                         2011   1.163           1.096                     --
                                                                         2010   1.058           1.163                     --
                                                                         2009   0.816           1.058                    187
                                                                         2008   1.323           0.816                    188
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.727           0.758                     --
                                                                         2008   1.341           0.727                     --
                                                                         2007   1.314           1.341                     --
                                                                         2006   1.298           1.314                     --
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2012   1.033           1.174                 25,514
                                                                         2011   1.122           1.033                 26,616
                                                                         2010   0.998           1.122                 27,857
                                                                         2009   0.835           0.998                 27,857
                                                                         2008   1.394           0.835                 51,273
                                                                         2007   1.364           1.394                 52,031
                                                                         2006   1.331           1.364                 52,907
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.922           0.998                     --
                                                                         2010   0.811           0.922                     --
                                                                         2009   0.628           0.811                     --
                                                                         2008   1.074           0.628                     --
                                                                         2007   1.059           1.074                     --
                                                                         2006   1.002           1.059                     --
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.178           1.263                 18,015
                                                                         2011   1.161           1.178                 18,936
                                                                         2010   1.075           1.161                 19,884
                                                                         2009   0.908           1.075                     --
                                                                         2008   1.080           0.908                     --
                                                                         2007   1.041           1.080                     --
                                                                         2006   1.001           1.041                     --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)................................................... 2012   1.097           1.201                     --
                                                                     2011   1.105           1.097                     --
                                                                     2010   1.009           1.105                     --
                                                                     2009   0.831           1.009                 31,259
                                                                     2008   1.079           0.831                     --
                                                                     2007   1.048           1.079                     --
                                                                     2006   1.002           1.048                     --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........ 2012   1.012           1.126                 10,286
                                                                     2011   1.045           1.012                 11,629
                                                                     2010   0.940           1.045                 12,163
                                                                     2009   0.756           0.940                 24,924
                                                                     2008   1.079           0.756                  1,224
                                                                     2007   1.053           1.079                 20,797
                                                                     2006   1.002           1.053                  1,149
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)............................................................. 2012   0.928           1.052                     --
                                                                     2011   0.982           0.928                     --
                                                                     2010   0.872           0.982                     --
                                                                     2009   0.688           0.872                     --
                                                                     2008   1.079           0.688                     --
                                                                     2007   1.058           1.079                     --
                                                                     2006   1.002           1.058                     --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2012   1.003           1.137                 31,894
                                                                     2011   1.005           1.003                 33,271
                                                                     2010   0.893           1.005                 34,826
                                                                     2009   0.727           0.893                 34,835
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2012   1.273           1.392                292,369
                                                                     2011   1.268           1.273                322,189
                                                                     2010   1.175           1.268                338,603
                                                                     2009   1.011           1.175                339,258
                                                                     2008   1.324           1.011                436,166
                                                                     2007   1.295           1.324                494,208
                                                                     2006   1.213           1.295                447,977
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2012   1.246           1.427                     --
                                                                     2011   1.258           1.246                     --
                                                                     2010   1.149           1.258                 15,846
                                                                     2009   0.969           1.149                 15,041
                                                                     2008   1.462           0.969                 15,555
                                                                     2007   1.383           1.462                 21,310
                                                                     2006   1.253           1.383                 25,316

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.900           1.070               326,102
                                                                        2011   1.000           0.900               334,428
                                                                        2010   0.878           1.000               357,008
                                                                        2009   0.640           0.878               394,638
                                                                        2008   1.096           0.640               518,875
                                                                        2007   1.050           1.096               481,473
                                                                        2006   0.996           1.050               501,533
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   1.017           1.186                 3,654
                                                                        2011   1.050           1.017                 3,775
                                                                        2010   0.916           1.050                 3,899
                                                                        2009   0.652           0.916                16,093
                                                                        2008   1.144           0.652                 1,466
                                                                        2007   1.067           1.144                    --
                                                                        2006   0.998           1.067                    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.420           1.616                 9,372
                                                                        2011   1.425           1.420                 9,462
                                                                        2010   1.077           1.425                 9,593
                                                                        2009   0.791           1.077                15,613
                                                                        2008   1.206           0.791                 9,714
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)...................................................... 2007   1.145           1.188                    --
                                                                        2006   1.079           1.145                74,529
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *.................................................... 2012   1.189           1.209                    --
                                                                        2011   1.146           1.189                    --
                                                                        2010   1.101           1.146                    --
                                                                        2009   1.073           1.101                   519
                                                                        2008   1.094           1.073                49,796
                                                                        2007   1.066           1.094                62,433
                                                                        2006   1.032           1.066                59,794
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.997           1.005                    --
                                                                        2005   0.986           0.997                17,086
                                                                        2004   0.994           0.986                    --
                                                                        2003   1.000           0.994                    --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)........ 2006   1.092           1.153                    --
                                                                        2005   1.051           1.092                    --
                                                                        2004   0.992           1.051                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   1.055           1.075                     --
                                                                         2006   1.066           1.055                145,049
                                                                         2005   1.064           1.066                124,863
                                                                         2004   0.994           1.064                     --
                                                                         2003   1.000           0.994                     --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.148           1.185                     --
                                                                         2008   1.115           1.148                307,620
                                                                         2007   1.044           1.115                414,144
                                                                         2006   1.024           1.044                400,473
                                                                         2005   1.018           1.024                324,409
                                                                         2004   0.988           1.018                     --
                                                                         2003   1.000           0.988                     --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   1.867           2.019                     --
                                                                         2006   1.488           1.867                     --
                                                                         2005   1.350           1.488                     --
                                                                         2004   1.183           1.350                     --
                                                                         2003   1.000           1.183                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)................. 2007   1.918           2.047                     --
                                                                         2006   1.665           1.918                 69,851
                                                                         2005   1.584           1.665                 70,108
                                                                         2004   1.278           1.584                     --
                                                                         2003   1.000           1.278                     --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................... 2006   1.290           1.373                     --
                                                                         2005   1.208           1.290                    343
                                                                         2004   1.155           1.208                     --
                                                                         2003   1.000           1.155                     --
 Travelers Convertible Securities Subaccount (6/03)..................... 2006   1.115           1.188                     --
                                                                         2005   1.131           1.115                     --
                                                                         2004   1.084           1.131                     --
                                                                         2003   1.000           1.084                     --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).................. 2006   1.506           1.643                     --
                                                                         2005   1.364           1.506                  1,818
                                                                         2004   1.192           1.364                     --
                                                                         2003   1.000           1.192                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Equity Income Subaccount (5/03)............................... 2006   1.268           1.331                    --
                                                                          2005   1.236           1.268                25,967
                                                                          2004   1.145           1.236                    --
                                                                          2003   1.000           1.145                    --
 Travelers Federated High Yield Subaccount (5/03)........................ 2006   1.170           1.199                    --
                                                                          2005   1.162           1.170                82,442
                                                                          2004   1.072           1.162                    --
                                                                          2003   1.000           1.072                    --
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.277           1.321                    --
                                                                          2005   1.235           1.277                    --
                                                                          2004   1.137           1.235                    --
                                                                          2003   1.000           1.137                    --
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.261           1.298                    --
                                                                          2005   1.181           1.261                    --
                                                                          2004   1.129           1.181                    --
                                                                          2003   1.000           1.129                    --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.099           1.168                    --
                                                                          2005   1.000           1.099                    --
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.029           1.032                    --
                                                                          2005   1.000           1.029                    --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.066           1.103                    --
                                                                          2005   1.000           1.066                    --
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)....................................................... 2006   1.076           1.122                    --
                                                                          2005   1.000           1.076                    --
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)....................................................... 2006   1.046           1.065                    --
                                                                          2005   1.000           1.046                    --
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.362           1.445                    --
                                                                          2005   1.237           1.362                 8,275
                                                                          2004   1.087           1.237                    --
                                                                          2003   1.000           1.087                    --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)................. 2006   1.319           1.395                    --
                                                                          2005   1.303           1.319                    --
                                                                          2004   1.163           1.303                    --
                                                                          2003   1.000           1.163                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)................... 2006   1.175           1.213                     --
                                                                          2005   1.162           1.175                414,797
                                                                          2004   1.062           1.162                     --
                                                                          2003   1.000           1.062                     --
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.160           1.253                     --
                                                                          2005   1.110           1.160                     --
                                                                          2004   0.961           1.110                     --
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.430           1.641                     --
                                                                          2005   1.329           1.430                     --
                                                                          2004   1.169           1.329                     --
                                                                          2003   1.000           1.169                     --
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.282           1.359                     --
                                                                          2005   1.231           1.282                     --
                                                                          2004   1.128           1.231                     --
                                                                          2003   1.000           1.128                     --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.049           1.103                     --
                                                                          2005   1.000           1.049                 29,525
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.104           1.114                     --
                                                                          2005   1.084           1.104                256,138
                                                                          2004   0.971           1.084                     --
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.004           0.994                     --
                                                                          2005   1.006           1.004                     --
                                                                          2004   0.992           1.006                     --
                                                                          2003   1.000           0.992                     --
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.239           1.292                     --
                                                                          2005   1.237           1.239                     --
                                                                          2004   1.142           1.237                     --
                                                                          2003   1.000           1.142                     --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.105           1.271                     --
                                                                          2005   1.000           1.105                     --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107           1.269                     --
                                                                          2005   1.000           1.107                     --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.071           1.032                     --
                                                                          2005   1.045           1.071                 58,157
                                                                          2004   0.979           1.045                     --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).......... 2009   0.926           0.897                     --
                                                                2008   1.469           0.926                276,809
                                                                2007   1.531           1.469                263,811
                                                                2006   1.343           1.531                271,595
                                                                2005   1.314           1.343                274,762
                                                                2004   1.139           1.314                     --
                                                                2003   1.000           1.139                     --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.787           0.806                     --
                                                                2008   1.408           0.787                     --
                                                                2007   1.275           1.408                     --
                                                                2006   1.216           1.275                     --
                                                                2005   1.147           1.216                     --
                                                                2004   1.125           1.147                     --
                                                                2003   1.000           1.125                     --



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.370           1.336                     --
                                                                        2005   1.216           1.370                 35,399
                                                                        2004   1.144           1.216                 29,152
                                                                        2003   1.000           1.144                  8,021
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2012   1.808           2.174                121,254
                                                                        2011   2.022           1.808                126,793
                                                                        2010   1.845           2.022                157,186
                                                                        2009   1.321           1.845                172,769
                                                                        2008   2.185           1.321                204,145
                                                                        2007   1.940           2.185                210,779
                                                                        2006   1.641           1.940                146,647
                                                                        2005   1.466           1.641                143,248
                                                                        2004   1.317           1.466                 79,986
                                                                        2003   1.000           1.317                 17,425

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 American Funds Growth Subaccount (Class 2) (5/03).................. 2012   1.550           1.793                342,877
                                                                     2011   1.650           1.550                395,561
                                                                     2010   1.417           1.650                426,276
                                                                     2009   1.036           1.417                429,541
                                                                     2008   1.885           1.036                445,539
                                                                     2007   1.710           1.885                514,401
                                                                     2006   1.581           1.710                504,212
                                                                     2005   1.387           1.581                564,517
                                                                     2004   1.256           1.387                215,057
                                                                     2003   1.000           1.256                 35,466
 American Funds Growth-Income Subaccount (Class 2) (5/03)........... 2012   1.358           1.566                452,685
                                                                     2011   1.410           1.358                490,288
                                                                     2010   1.290           1.410                507,446
                                                                     2009   1.002           1.290                516,444
                                                                     2008   1.643           1.002                513,201
                                                                     2007   1.594           1.643                649,113
                                                                     2006   1.410           1.594                707,159
                                                                     2005   1.358           1.410                701,792
                                                                     2004   1.254           1.358                324,187
                                                                     2003   1.000           1.254                 14,266
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)................................... 2006   1.651           1.632                     --
                                                                     2005   1.423           1.651                 73,672
                                                                     2004   1.214           1.423                  4,184
                                                                     2003   1.000           1.214                  1,690
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)............... 2006   1.710           2.225                     --
                                                                     2005   1.626           1.710                202,189
                                                                     2004   1.261           1.626                 56,614
                                                                     2003   1.000           1.261                 16,995
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)........ 2008   1.482           1.417                     --
                                                                     2007   1.410           1.482                 12,234
                                                                     2006   1.234           1.410                 12,531
                                                                     2005   1.205           1.234                 18,074
                                                                     2004   1.169           1.205                 18,315
                                                                     2003   1.000           1.169                     --

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   1.291
                                                                              2007   1.480
                                                                              2006   1.454
                                                                              2005   1.400
                                                                              2004   1.282
                                                                              2003   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.306
                                                                              2005   1.208
                                                                              2004   1.078
                                                                              2003   1.000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 2006   1.304
                                                                              2005   1.206
                                                                              2004   1.072
                                                                              2003   1.000
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2012   1.647
                                                                              2011   1.726
                                                                              2010   1.505
                                                                              2009   1.132
                                                                              2008   2.013
                                                                              2007   1.749
                                                                              2006   1.600
                                                                              2005   1.398
                                                                              2004   1.237
                                                                              2003   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 2012   1.378
                                                                              2011   1.444
                                                                              2010   1.248
                                                                              2009   0.937
                                                                              2008   1.627
                                                                              2007   1.554
                                                                              2006   1.392
                                                                              2005   1.175
                                                                              2004   1.183
                                                                              2003   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 1.218                     --
                                                                              1.291                 47,624
                                                                              1.480                 46,062
                                                                              1.454                 48,668
                                                                              1.400                 29,320
                                                                              1.282                  7,419
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 1.419                     --
                                                                              1.306                270,024
                                                                              1.208                 41,497
                                                                              1.078                     --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 1.452                     --
                                                                              1.304                145,324
                                                                              1.206                 34,501
                                                                              1.072                     --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 1.876                 94,011
                                                                              1.647                 96,023
                                                                              1.726                113,857
                                                                              1.505                118,205
                                                                              1.132                115,194
                                                                              2.013                111,923
                                                                              1.749                131,043
                                                                              1.600                186,067
                                                                              1.398                 35,251
                                                                              1.237                  8,116
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 1.653                 17,417
                                                                              1.378                 17,424
                                                                              1.444                 17,432
                                                                              1.248                 18,215
                                                                              0.937                 19,824
                                                                              1.627                 21,562
                                                                              1.554                 21,537
                                                                              1.392                 21,852
                                                                              1.175                  5,370
                                                                              1.183                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............... 2012   2.231           2.508                189,537
                                                                         2011   2.551           2.231                191,678
                                                                         2010   2.022           2.551                200,306
                                                                         2009   1.475           2.022                203,395
                                                                         2008   2.489           1.475                212,450
                                                                         2007   2.199           2.489                223,211
                                                                         2006   1.994           2.199                246,787
                                                                         2005   1.722           1.994                270,650
                                                                         2004   1.408           1.722                 96,075
                                                                         2003   1.000           1.408                     --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............ 2006   1.444           1.677                     --
                                                                         2005   1.331           1.444                134,233
                                                                         2004   1.204           1.331                 50,118
                                                                         2003   1.000           1.204                 27,086
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)....................................................... 2008   3.586           3.259                     --
                                                                         2007   2.838           3.586                 89,946
                                                                         2006   2.258           2.838                272,281
                                                                         2005   1.806           2.258                158,764
                                                                         2004   1.476           1.806                 33,014
                                                                         2003   1.000           1.476                  8,132
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.662           1.928                561,321
                                                                         2011   1.895           1.662                743,191
                                                                         2010   1.782           1.895                771,223
                                                                         2009   1.325           1.782                611,549
                                                                         2008   2.266           1.325                683,896
                                                                         2007   2.000           2.266                750,294
                                                                         2006   1.678           2.000                719,754
                                                                         2005   1.553           1.678                597,349
                                                                         2004   1.335           1.553                446,903
                                                                         2003   1.104           1.335                 49,584
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)......... 2006   1.611           1.925                     --
                                                                         2005   1.508           1.611                180,408
                                                                         2004   1.325           1.508                 62,083
                                                                         2003   1.000           1.325                 11,294
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................... 2006   1.054           1.077                     --
                                                                         2005   1.060           1.054                173,884
                                                                         2004   0.990           1.060                 71,082

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................. 2006   1.226           1.265                     --
                                                                          2005   1.160           1.226                 35,762
                                                                          2004   1.092           1.160                 31,478
                                                                          2003   1.000           1.092                  4,105
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)      2010   1.571           1.591                     --
                                                                          2009   1.274           1.571                  5,292
                                                                          2008   1.830           1.274                  5,292
                                                                          2007   1.533           1.830                  5,292
                                                                          2006   1.469           1.533                  5,292
                                                                          2005   1.333           1.469                  5,292
                                                                          2004   1.189           1.333                  5,292
                                                                          2003   1.000           1.189                  5,292
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.949           2.084                     --
                                                                          2010   1.597           1.949                 19,441
                                                                          2009   1.037           1.597                 26,671
                                                                          2008   1.887           1.037                 37,056
                                                                          2007   1.580           1.887                  8,316
                                                                          2006   1.494           1.580                 10,628
                                                                          2005   1.365           1.494                  9,055
                                                                          2004   1.383           1.365                  9,057
                                                                          2003   1.000           1.383                    579
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.650           1.553                     --
                                                                          2007   1.538           1.650                 16,383
                                                                          2006   1.329           1.538                 17,432
                                                                          2005   1.283           1.329                 17,575
                                                                          2004   1.251           1.283                 17,362
                                                                          2003   1.000           1.251                 17,206
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................... 2006   1.531           1.714                     --
                                                                          2005   1.501           1.531                146,489
                                                                          2004   1.331           1.501                 66,799
                                                                          2003   1.000           1.331                  9,320
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)........................................................ 2012   1.501           1.748                213,229
                                                                          2011   1.493           1.501                220,847
                                                                          2010   1.217           1.493                231,928
                                                                          2009   0.922           1.217                  8,907
                                                                          2008   1.576           0.922                  9,165
                                                                          2007   1.638           1.576                  8,066

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).......................................................... 2012   1.447           1.646                  1,477
                                                                  2011   1.438           1.447                  1,482
                                                                  2010   1.301           1.438                  1,488
                                                                  2009   1.086           1.301                  1,494
                                                                  2008   1.566           1.086                  1,875
                                                                  2007   1.515           1.566                  6,361
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)..................................... 2012   1.358           1.532                 24,566
                                                                  2011   1.475           1.358                 37,918
                                                                  2010   1.289           1.475                 24,528
                                                                  2009   1.016           1.289                 77,694
                                                                  2008   1.633           1.016                 84,840
                                                                  2007   1.708           1.633                102,357
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.267           1.496                 17,007
                                                                  2011   1.300           1.267                 19,332
                                                                  2010   1.206           1.300                 21,613
                                                                  2009   0.863           1.206                 22,338
                                                                  2008   1.403           0.863                 23,159
                                                                  2007   1.405           1.403                 22,877
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.453           1.660                  5,231
                                                                  2011   1.410           1.453                 21,494
                                                                  2010   1.313           1.410                 21,501
                                                                  2009   1.075           1.313                 21,509
                                                                  2008   1.702           1.075                 23,077
                                                                  2007   1.670           1.702                 23,090
                                                                  2006   1.439           1.670                 24,210
                                                                  2005   1.377           1.439                 24,228
                                                                  2004   1.271           1.377                 20,562
                                                                  2003   1.000           1.271                  5,296
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)................................................ 2012   1.972           2.311                 23,618
                                                                  2011   1.983           1.972                 24,457
                                                                  2010   1.614           1.983                 25,443
                                                                  2009   1.152           1.614                 25,645
                                                                  2008   1.981           1.152                 25,709
                                                                  2007   1.835           1.981                 26,140
                                                                  2006   1.659           1.835                 47,191
                                                                  2005   1.611           1.659                 74,741
                                                                  2004   1.427           1.611                 33,772
                                                                  2003   1.000           1.427                  9,538

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET Equity Index Subaccount (Class II) (5/03)............... 2009   0.954           0.928                    --
                                                                 2008   1.556           0.954                18,184
                                                                 2007   1.511           1.556                25,441
                                                                 2006   1.338           1.511                23,258
                                                                 2005   1.308           1.338                34,710
                                                                 2004   1.209           1.308                 7,900
                                                                 2003   1.000           1.209                 3,463
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04)......................................................... 2012   1.174           1.275                 4,467
                                                                 2011   1.196           1.174                25,974
                                                                 2010   1.087           1.196                25,984
                                                                 2009   0.902           1.087                25,995
                                                                 2008   1.229           0.902                26,007
                                                                 2007   1.130           1.229                26,018
                                                                 2006   1.069           1.130                26,028
                                                                 2005   1.044           1.069                26,039
                                                                 2004   0.945           1.044                17,765
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................ 2011   0.965           0.952                    --
                                                                 2010   0.900           0.965                57,769
                                                                 2009   0.781           0.900                52,805
                                                                 2008   1.010           0.781                50,518
                                                                 2007   1.016           1.010                56,875
                                                                 2006   0.995           1.016                56,262
                                                                 2005   0.990           0.995                42,054
                                                                 2004   0.998           0.990                17,041
                                                                 2003   1.000           0.998                    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................... 2007   1.644           1.723                    --
                                                                 2006   1.419           1.644                30,087
                                                                 2005   1.390           1.419                30,277
                                                                 2004   1.308           1.390                33,630
                                                                 2003   1.000           1.308                 6,542
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............ 2007   1.359           1.414                    --
                                                                 2006   1.329           1.359                39,283
                                                                 2005   1.287           1.329                42,873
                                                                 2004   1.305           1.287                37,436
                                                                 2003   1.000           1.305                15,239

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).............. 2007   1.598           1.653                     --
                                                                     2006   1.467           1.598                  9,643
                                                                     2005   1.360           1.467                 13,282
                                                                     2004   1.271           1.360                    912
                                                                     2003   1.000           1.271                     --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).............. 2007   1.462           1.526                     --
                                                                     2006   1.326           1.462                  6,372
                                                                     2005   1.304           1.326                  6,384
                                                                     2004   1.226           1.304                  6,396
                                                                     2003   1.000           1.226                  4,498
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.598           1.659                     --
                                                                     2006   1.389           1.598                225,945
                                                                     2005   1.371           1.389                216,663
                                                                     2004   1.240           1.371                 61,472
                                                                     2003   1.000           1.240                     --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.787           1.967                     --
                                                                     2006   1.623           1.787                391,998
                                                                     2005   1.528           1.623                408,796
                                                                     2004   1.255           1.528                115,122
                                                                     2003   1.000           1.255                  2,573
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.079           1.112                     --
                                                                     2005   1.059           1.079                 56,421
                                                                     2004   0.981           1.059                 49,466
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.763           1.698                     --
                                                                     2007   1.695           1.763                130,832
                                                                     2006   1.783           1.695                139,842
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2012   1.619           1.857                265,021
                                                                     2011   1.608           1.619                256,643
                                                                     2010   1.410           1.608                269,070
                                                                     2009   0.975           1.410                267,016
                                                                     2008   1.310           0.975                291,458
                                                                     2007   1.299           1.310                372,403
                                                                     2006   1.235           1.299                200,119
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.624           1.701                     --
                                                                     2006   1.537           1.624                346,226

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.326           1.476                111,711
                                                                         2011   1.348           1.326                133,937
                                                                         2010   1.220           1.348                151,467
                                                                         2009   1.043           1.220                151,193
                                                                         2008   1.696           1.043                134,254
                                                                         2007   1.687           1.696                117,976
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.821           1.017                214,654
                                                                         2011   0.883           0.821                234,740
                                                                         2010   0.774           0.883                239,136
                                                                         2009   0.584           0.774                256,773
                                                                         2008   1.018           0.584                245,856
                                                                         2007   1.218           1.018                249,935
                                                                         2006   1.003           1.218                331,068
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.259           1.429                     --
                                                                         2011   1.428           1.259                     --
                                                                         2010   1.217           1.428                     --
                                                                         2009   0.961           1.217                     --
                                                                         2008   1.310           0.961                     --
                                                                         2007   1.348           1.310                     --
                                                                         2006   1.268           1.348                     --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.622           2.061                 86,269
                                                                         2011   1.922           1.622                 96,070
                                                                         2010   1.679           1.922                122,803
                                                                         2009   1.101           1.679                120,299
                                                                         2008   1.893           1.101                122,551
                                                                         2007   1.946           1.893                116,121
                                                                         2006   1.769           1.946                 97,479
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2012   1.317           1.531                  8,855
                                                                         2011   1.354           1.317                  8,855
                                                                         2010   1.091           1.354                  8,855
                                                                         2009   0.828           1.091                  8,855
                                                                         2008   1.375           0.828                  8,855
                                                                         2007   1.258           1.375                 11,125
                                                                         2006   1.270           1.258                     --
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   1.677           2.020                222,456
                                                                         2011   1.844           1.677                231,540
                                                                         2010   1.713           1.844                241,815
                                                                         2009   1.219           1.713                 32,572
                                                                         2008   2.137           1.219                 29,436
                                                                         2007   1.670           2.137                 31,724
                                                                         2006   1.632           1.670                 47,512

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 2009   0.898
                                                                             2008   1.224
                                                                             2007   1.173
                                                                             2006   1.112
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2012   1.679
                                                                             2011   1.632
                                                                             2010   1.470
                                                                             2009   1.093
                                                                             2008   1.365
                                                                             2007   1.302
                                                                             2006   1.245
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 2012   0.916
                                                                             2011   0.970
                                                                             2010   0.787
                                                                             2009   0.634
                                                                             2008   1.056
                                                                             2007   1.070
                                                                             2006   0.964
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.884
                                                                             2008   1.570
                                                                             2007   1.430
                                                                             2006   1.451
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 2012   0.845
                                                                             2011   0.990
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2012   2.394
                                                                             2011   3.001
                                                                             2010   2.473
                                                                             2009   1.492
                                                                             2008   3.264
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 2012   1.600
                                                                             2011   1.826
                                                                             2010   1.671
                                                                             2009   1.294
                                                                             2008   2.289
                                                                             2007   2.184



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 0.887                     --
                                                                             0.898                 92,628
                                                                             1.224                 96,733
                                                                             1.173                 94,524
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 1.864                 93,232
                                                                             1.679                 93,259
                                                                             1.632                 89,883
                                                                             1.470                 96,857
                                                                             1.093                138,936
                                                                             1.365                156,666
                                                                             1.302                101,091
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 1.031                328,300
                                                                             0.916                357,512
                                                                             0.970                383,287
                                                                             0.787                406,623
                                                                             0.634                433,837
                                                                             1.056                513,293
                                                                             1.070                     --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 0.839                     --
                                                                             0.884                 45,161
                                                                             1.570                 44,779
                                                                             1.430                 51,879
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 0.968                     --
                                                                             0.845                     --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2.792                 63,066
                                                                             2.394                 76,518
                                                                             3.001                 83,163
                                                                             2.473                 80,060
                                                                             1.492                 85,170
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 1.832                241,788
                                                                             1.600                282,332
                                                                             1.826                283,229
                                                                             1.671                291,236
                                                                             1.294                351,642
                                                                             2.289                 13,979

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST MLA Mid Cap Subaccount (Class A) (4/08)..................... 2012   1.620           1.678                 104,126
                                                                   2011   1.740           1.620                 104,576
                                                                   2010   1.439           1.740                 106,259
                                                                   2009   1.069           1.439                 109,538
                                                                   2008   1.695           1.069                 123,239
 MIST MLA Mid Cap Subaccount (Class B) (4/07)..................... 2012   1.016           1.050                 401,086
                                                                   2011   1.093           1.016                 442,557
                                                                   2010   0.907           1.093                 705,602
                                                                   2009   0.676           0.907                 708,664
                                                                   2008   1.117           0.676                 773,187
                                                                   2007   1.263           1.117                      --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) * 2012   1.473           1.580                 168,276
                                                                   2011   1.347           1.473                 182,335
                                                                   2010   1.271           1.347                 198,350
                                                                   2009   1.094           1.271                 222,343
                                                                   2008   1.194           1.094                 233,304
                                                                   2007   1.130           1.194                 219,448
 MIST PIMCO Total Return Subaccount (Class B) (5/09).............. 2012   1.446           1.550               1,255,619
                                                                   2011   1.428           1.446               1,493,523
                                                                   2010   1.345           1.428                 470,577
                                                                   2009   1.210           1.345                 518,620
 MIST Pioneer Fund Subaccount (Class A) (4/06).................... 2012   1.351           1.466                      --
                                                                   2011   1.443           1.351                      --
                                                                   2010   1.265           1.443                      --
                                                                   2009   1.041           1.265                      --
                                                                   2008   1.580           1.041                   6,162
                                                                   2007   1.533           1.580                  13,666
                                                                   2006   1.429           1.533                  13,890
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)........... 2007   1.158           1.277                      --
                                                                   2006   1.102           1.158                      --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)........ 2012   1.539           1.685                 108,736
                                                                   2011   1.514           1.539                 112,531
                                                                   2010   1.375           1.514                 118,713
                                                                   2009   1.053           1.375                 188,447
                                                                   2008   1.202           1.053                 116,533
                                                                   2007   1.149           1.202                 142,637
                                                                   2006   1.112           1.149                 151,320
 MIST RCM Technology Subaccount (Class B) (5/11).................. 2012   1.674           1.842                  17,565
                                                                   2011   2.076           1.674                  18,734

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.862           0.997                437,276
                                                                          2011   0.915           0.862                521,650
                                                                          2010   0.797           0.915                543,344
                                                                          2009   0.686           0.797                560,177
                                                                          2008   1.097           0.686                557,303
                                                                          2007   1.075           1.097                618,382
                                                                          2006   1.001           1.075                308,607
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.877           1.015                618,577
                                                                          2011   0.982           0.877                632,610
                                                                          2010   0.835           0.982                656,664
                                                                          2009   0.673           0.835                346,350
                                                                          2008   0.977           0.673                347,795
                                                                          2007   1.027           0.977                440,600
                                                                          2006   1.003           1.027                375,519
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.384           1.609                113,050
                                                                          2011   1.431           1.384                129,315
                                                                          2010   1.270           1.431                140,257
                                                                          2009   1.020           1.270                146,058
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.475           1.605                 22,546
                                                                          2011   1.552           1.475                 23,306
                                                                          2010   1.373           1.552                 46,805
                                                                          2009   0.938           1.373                 54,928
                                                                          2008   1.762           0.938                 55,250
                                                                          2007   1.491           1.762                 50,930
                                                                          2006   1.531           1.491                 50,822
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2012   1.239           1.308                 34,891
                                                                          2011   1.185           1.239                 41,994
                                                                          2010   1.115           1.185                 58,853
                                                                          2009   1.038           1.115                 72,969
                                                                          2008   1.096           1.038                 69,083
                                                                          2007   1.051           1.096                 82,096
                                                                          2006   1.013           1.051                 48,424
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2012   1.143           1.260                205,757
                                                                          2011   1.122           1.143                221,587
                                                                          2010   1.043           1.122                240,250
                                                                          2009   0.901           1.043                 61,631

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)................................................................. 2012   1.075           1.206                  84,562
                                                                         2011   1.203           1.075                 117,817
                                                                         2010   1.023           1.203                 120,001
                                                                         2009   0.814           1.023                 123,634
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................. 2012   1.007           0.988               1,028,030
                                                                         2011   1.027           1.007               1,353,079
                                                                         2010   1.046           1.027               1,614,808
                                                                         2009   1.062           1.046               2,112,368
                                                                         2008   1.052           1.062               2,195,577
                                                                         2007   1.021           1.052               2,971,678
                                                                         2006   1.000           1.021                 615,879
 MSF Davis Venture Value Subaccount (Class A) (4/08).................... 2012   1.165           1.290                   8,997
                                                                         2011   1.238           1.165                   9,267
                                                                         2010   1.126           1.238                  10,866
                                                                         2009   0.870           1.126                   8,553
                                                                         2008   1.412           0.870                   3,925
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.760           0.792                      --
                                                                         2008   1.404           0.760                  76,623
                                                                         2007   1.377           1.404                  76,123
                                                                         2006   1.361           1.377                  78,767
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2012   1.103           1.252                 126,107
                                                                         2011   1.199           1.103                 155,023
                                                                         2010   1.068           1.199                 163,036
                                                                         2009   0.894           1.068                 168,997
                                                                         2008   1.494           0.894                 203,824
                                                                         2007   1.463           1.494                 210,006
                                                                         2006   1.429           1.463                 239,210
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.917           0.993                      --
                                                                         2010   0.808           0.917                      --
                                                                         2009   0.626           0.808                      --
                                                                         2008   1.072           0.626                      --
                                                                         2007   1.058           1.072                      --
                                                                         2006   1.002           1.058                      --
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.171           1.255                      --
                                                                         2011   1.156           1.171                      --
                                                                         2010   1.071           1.156                      --
                                                                         2009   0.905           1.071                   9,273
                                                                         2008   1.078           0.905                      --
                                                                         2007   1.041           1.078                  14,445
                                                                         2006   1.001           1.041                   8,936

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)................................................... 2012   1.091           1.193                 75,851
                                                                     2011   1.100           1.091                 82,108
                                                                     2010   1.005           1.100                 66,953
                                                                     2009   0.828           1.005                 66,992
                                                                     2008   1.077           0.828                  8,645
                                                                     2007   1.047           1.077                  8,685
                                                                     2006   1.002           1.047                     --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........ 2012   1.006           1.118                695,184
                                                                     2011   1.040           1.006                714,339
                                                                     2010   0.937           1.040                735,217
                                                                     2009   0.754           0.937                405,566
                                                                     2008   1.077           0.754                405,349
                                                                     2007   1.052           1.077                410,442
                                                                     2006   1.002           1.052                323,255
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)............................................................. 2012   0.923           1.045                 45,918
                                                                     2011   0.978           0.923                 45,998
                                                                     2010   0.869           0.978                 46,086
                                                                     2009   0.686           0.869                 46,180
                                                                     2008   1.077           0.686                 46,279
                                                                     2007   1.057           1.077                 46,364
                                                                     2006   1.002           1.057                 46,438
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2012   0.997           1.129                131,415
                                                                     2011   0.999           0.997                188,966
                                                                     2010   0.890           0.999                225,288
                                                                     2009   0.725           0.890                227,845
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2012   1.336           1.459                573,349
                                                                     2011   1.332           1.336                593,385
                                                                     2010   1.236           1.332                630,367
                                                                     2009   1.064           1.236                641,950
                                                                     2008   1.396           1.064                738,016
                                                                     2007   1.366           1.396                854,330
                                                                     2006   1.280           1.366                826,721
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2012   1.237           1.415                 73,379
                                                                     2011   1.250           1.237                 94,515
                                                                     2010   1.143           1.250                 96,080
                                                                     2009   0.964           1.143                 95,781
                                                                     2008   1.456           0.964                156,687
                                                                     2007   1.379           1.456                178,966
                                                                     2006   1.251           1.379                169,561

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.894           1.063                 308,735
                                                                        2011   0.995           0.894                 308,590
                                                                        2010   0.875           0.995                 314,154
                                                                        2009   0.638           0.875                 350,744
                                                                        2008   1.094           0.638                 349,133
                                                                        2007   1.049           1.094                 361,804
                                                                        2006   0.996           1.049               1,272,556
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   1.012           1.178                 267,091
                                                                        2011   1.045           1.012                 236,797
                                                                        2010   0.912           1.045                 409,259
                                                                        2009   0.650           0.912                 386,369
                                                                        2008   1.142           0.650                 398,832
                                                                        2007   1.067           1.142                  49,390
                                                                        2006   0.998           1.067                  48,934
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.408           1.601                  63,621
                                                                        2011   1.414           1.408                  67,943
                                                                        2010   1.070           1.414                 117,116
                                                                        2009   0.787           1.070                  92,216
                                                                        2008   1.200           0.787                  93,582
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)...................................................... 2007   1.142           1.184                      --
                                                                        2006   1.077           1.142                 192,615
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *.................................................... 2012   1.180           1.198                 259,491
                                                                        2011   1.138           1.180                 271,196
                                                                        2010   1.094           1.138                 286,755
                                                                        2009   1.068           1.094                 283,503
                                                                        2008   1.090           1.068                 290,305
                                                                        2007   1.063           1.090                 345,363
                                                                        2006   1.030           1.063                 345,799
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.993           1.000                      --
                                                                        2005   0.983           0.993                 972,281
                                                                        2004   0.992           0.983                 952,069
                                                                        2003   1.000           0.992                  45,977
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)........ 2006   1.090           1.151                      --
                                                                        2005   1.051           1.090                  87,788
                                                                        2004   0.992           1.051                  31,878

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   1.104           1.125                     --
                                                                         2006   1.118           1.104                223,213
                                                                         2005   1.116           1.118                228,182
                                                                         2004   1.044           1.116                 31,632
                                                                         2003   1.000           1.044                  5,380
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.169           1.206                     --
                                                                         2008   1.137           1.169                491,882
                                                                         2007   1.065           1.137                466,737
                                                                         2006   1.046           1.065                501,044
                                                                         2005   1.040           1.046                503,978
                                                                         2004   1.011           1.040                259,516
                                                                         2003   1.000           1.011                 70,437
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   2.030           2.196                     --
                                                                         2006   1.620           2.030                  8,259
                                                                         2005   1.471           1.620                  9,292
                                                                         2004   1.291           1.471                  9,410
                                                                         2003   1.000           1.291                  9,542
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)................. 2007   2.135           2.278                     --
                                                                         2006   1.855           2.135                131,765
                                                                         2005   1.767           1.855                135,336
                                                                         2004   1.427           1.767                 44,244
                                                                         2003   1.000           1.427                  6,602
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................... 2006   1.364           1.451                     --
                                                                         2005   1.278           1.364                 60,357
                                                                         2004   1.223           1.278                 45,437
                                                                         2003   1.000           1.223                  5,147
 Travelers Convertible Securities Subaccount (6/03)..................... 2006   1.169           1.245                     --
                                                                         2005   1.187           1.169                103,499
                                                                         2004   1.138           1.187                 95,843
                                                                         2003   1.000           1.138                 10,856
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).................. 2006   1.634           1.783                     --
                                                                         2005   1.482           1.634                136,409
                                                                         2004   1.297           1.482                 31,303
                                                                         2003   1.000           1.297                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Equity Income Subaccount (5/03)............................... 2006   1.362           1.429                     --
                                                                          2005   1.328           1.362                269,091
                                                                          2004   1.232           1.328                154,674
                                                                          2003   1.000           1.232                 29,675
 Travelers Federated High Yield Subaccount (5/03)........................ 2006   1.206           1.235                     --
                                                                          2005   1.198           1.206                184,510
                                                                          2004   1.106           1.198                117,310
                                                                          2003   1.000           1.106                     --
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.399           1.448                     --
                                                                          2005   1.354           1.399                 52,115
                                                                          2004   1.248           1.354                 42,711
                                                                          2003   1.000           1.248                  8,102
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.322           1.361                     --
                                                                          2005   1.240           1.322                 18,281
                                                                          2004   1.186           1.240                 17,971
                                                                          2003   1.000           1.186                     --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.098           1.166                     --
                                                                          2005   1.000           1.098                     --
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.028           1.031                     --
                                                                          2005   1.000           1.028                     --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.065           1.102                     --
                                                                          2005   1.000           1.065                277,545
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)....................................................... 2006   1.076           1.121                     --
                                                                          2005   1.000           1.076                 41,561
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)....................................................... 2006   1.045           1.064                     --
                                                                          2005   1.000           1.045                     --
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.449           1.537                     --
                                                                          2005   1.318           1.449                164,685
                                                                          2004   1.159           1.318                 67,661
                                                                          2003   1.000           1.159                  9,646
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)................. 2006   1.448           1.531                     --
                                                                          2005   1.432           1.448                 65,372
                                                                          2004   1.279           1.432                 11,941
                                                                          2003   1.000           1.279                 16,262

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)................... 2006   1.241           1.280                     --
                                                                          2005   1.229           1.241                769,703
                                                                          2004   1.124           1.229                521,821
                                                                          2003   1.000           1.124                179,188
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.158           1.251                     --
                                                                          2005   1.109           1.158                305,624
                                                                          2004   0.961           1.109                110,919
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.542           1.769                     --
                                                                          2005   1.435           1.542                104,848
                                                                          2004   1.263           1.435                 42,103
                                                                          2003   1.000           1.263                  5,268
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.348           1.429                     --
                                                                          2005   1.296           1.348                 19,121
                                                                          2004   1.189           1.296                 19,139
                                                                          2003   1.000           1.189                  3,919
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.048           1.102                     --
                                                                          2005   1.000           1.048                     --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.102           1.112                     --
                                                                          2005   1.083           1.102                141,342
                                                                          2004   0.970           1.083                 65,593
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.024           1.013                     --
                                                                          2005   1.027           1.024                 85,318
                                                                          2004   1.013           1.027                 66,399
                                                                          2003   1.000           1.013                 16,070
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.327           1.384                     --
                                                                          2005   1.326           1.327                 71,060
                                                                          2004   1.226           1.326                 56,996
                                                                          2003   1.000           1.226                 15,652
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.105           1.270                     --
                                                                          2005   1.000           1.105                     --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106           1.268                     --
                                                                          2005   1.000           1.106                     --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.069           1.030                     --
                                                                          2005   1.044           1.069                328,334
                                                                          2004   0.979           1.044                 56,872

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).......... 2009   1.018           0.986                     --
                                                                2008   1.616           1.018                146,461
                                                                2007   1.686           1.616                149,875
                                                                2006   1.481           1.686                183,954
                                                                2005   1.450           1.481                316,526
                                                                2004   1.258           1.450                 46,055
                                                                2003   1.000           1.258                 30,012
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.825           0.844                     --
                                                                2008   1.477           0.825                  8,402
                                                                2007   1.338           1.477                  8,417
                                                                2006   1.278           1.338                  8,430
                                                                2005   1.207           1.278                  8,446
                                                                2004   1.185           1.207                  8,462
                                                                2003   1.000           1.185                  5,277



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.368           1.333                      --
                                                                        2005   1.215           1.368               1,446,650
                                                                        2004   1.143           1.215               1,066,297
                                                                        2003   1.000           1.143                 401,054
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2012   1.800           2.163               2,957,074
                                                                        2011   2.015           1.800               3,741,951
                                                                        2010   1.838           2.015               4,333,180
                                                                        2009   1.317           1.838               4,868,172
                                                                        2008   2.180           1.317               5,404,627
                                                                        2007   1.936           2.180               5,665,061
                                                                        2006   1.639           1.936               5,578,621
                                                                        2005   1.465           1.639               5,335,014
                                                                        2004   1.316           1.465               3,767,523
                                                                        2003   1.000           1.316                 735,729

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 American Funds Growth Subaccount (Class 2) (5/03).................. 2012   1.543           1.784               8,211,577
                                                                     2011   1.644           1.543              10,177,776
                                                                     2010   1.412           1.644              11,683,994
                                                                     2009   1.033           1.412              12,695,260
                                                                     2008   1.880           1.033              13,871,335
                                                                     2007   1.707           1.880              15,423,879
                                                                     2006   1.579           1.707              17,191,152
                                                                     2005   1.385           1.579              17,962,097
                                                                     2004   1.256           1.385              10,816,871
                                                                     2003   1.000           1.256               1,249,178
 American Funds Growth-Income Subaccount (Class 2) (5/03)........... 2012   1.352           1.558               8,146,265
                                                                     2011   1.405           1.352               9,752,589
                                                                     2010   1.285           1.405              11,084,770
                                                                     2009   0.999           1.285              11,885,667
                                                                     2008   1.639           0.999              12,953,306
                                                                     2007   1.591           1.639              14,587,559
                                                                     2006   1.408           1.591              16,216,918
                                                                     2005   1.357           1.408              16,265,299
                                                                     2004   1.253           1.357               9,524,728
                                                                     2003   1.000           1.253               1,234,917
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)................................... 2006   1.649           1.629                      --
                                                                     2005   1.422           1.649               2,224,227
                                                                     2004   1.213           1.422               1,017,661
                                                                     2003   1.000           1.213                  94,570
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)............... 2006   1.707           2.221                      --
                                                                     2005   1.624           1.707               3,331,967
                                                                     2004   1.261           1.624               2,338,420
                                                                     2003   1.000           1.261                 305,412
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)........ 2008   1.478           1.413                      --
                                                                     2007   1.407           1.478               1,311,793
                                                                     2006   1.232           1.407               1,362,149
                                                                     2005   1.204           1.232               1,372,248
                                                                     2004   1.168           1.204               1,199,792
                                                                     2003   1.000           1.168                 531,053

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   1.288
                                                                              2007   1.477
                                                                              2006   1.451
                                                                              2005   1.399
                                                                              2004   1.281
                                                                              2003   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.305
                                                                              2005   1.208
                                                                              2004   1.078
                                                                              2003   1.000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 2006   1.302
                                                                              2005   1.206
                                                                              2004   1.071
                                                                              2003   1.000
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2012   1.639
                                                                              2011   1.719
                                                                              2010   1.499
                                                                              2009   1.129
                                                                              2008   2.008
                                                                              2007   1.746
                                                                              2006   1.598
                                                                              2005   1.396
                                                                              2004   1.237
                                                                              2003   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 2012   1.372
                                                                              2011   1.439
                                                                              2010   1.243
                                                                              2009   0.934
                                                                              2008   1.623
                                                                              2007   1.551
                                                                              2006   1.390
                                                                              2005   1.174
                                                                              2004   1.182
                                                                              2003   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 1.215                      --
                                                                              1.288               2,799,760
                                                                              1.477               3,048,205
                                                                              1.451               3,282,760
                                                                              1.399               2,382,036
                                                                              1.281                 549,527
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 1.417                      --
                                                                              1.305               2,680,327
                                                                              1.208                 709,540
                                                                              1.078                      --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 1.450                      --
                                                                              1.302               2,383,154
                                                                              1.206               1,036,837
                                                                              1.071                      --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 1.867               4,499,662
                                                                              1.639               4,989,150
                                                                              1.719               5,014,550
                                                                              1.499               5,523,778
                                                                              1.129               5,825,507
                                                                              2.008               6,462,397
                                                                              1.746               6,331,967
                                                                              1.598               5,954,325
                                                                              1.396               3,705,401
                                                                              1.237                 284,794
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 1.645                 145,068
                                                                              1.372                 217,054
                                                                              1.439                 226,393
                                                                              1.243                 288,727
                                                                              0.934                 332,581
                                                                              1.623                 492,092
                                                                              1.551                 538,482
                                                                              1.390                 533,752
                                                                              1.174                 324,735
                                                                              1.182                 125,778

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............... 2012   2.221           2.495               3,454,654
                                                                         2011   2.541           2.221               3,847,556
                                                                         2010   2.015           2.541               4,088,893
                                                                         2009   1.470           2.015               4,232,935
                                                                         2008   2.483           1.470               4,728,413
                                                                         2007   2.195           2.483               5,530,751
                                                                         2006   1.991           2.195               5,997,264
                                                                         2005   1.720           1.991               5,952,503
                                                                         2004   1.407           1.720               3,415,326
                                                                         2003   1.000           1.407                 220,091
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............ 2006   1.442           1.674                      --
                                                                         2005   1.330           1.442               2,847,614
                                                                         2004   1.204           1.330               1,545,711
                                                                         2003   1.000           1.204                 247,508
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)....................................................... 2008   3.577           3.251                      --
                                                                         2007   2.833           3.577               2,398,451
                                                                         2006   2.255           2.833               2,284,035
                                                                         2005   1.804           2.255               2,302,402
                                                                         2004   1.475           1.804               1,534,755
                                                                         2003   1.000           1.475                  69,733
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.655           1.918               1,686,139
                                                                         2011   1.888           1.655               1,916,960
                                                                         2010   1.776           1.888               2,137,164
                                                                         2009   1.321           1.776               2,311,954
                                                                         2008   2.260           1.321               2,701,843
                                                                         2007   1.996           2.260               3,144,559
                                                                         2006   1.676           1.996               3,558,027
                                                                         2005   1.551           1.676               3,434,860
                                                                         2004   1.334           1.551               1,581,727
                                                                         2003   1.104           1.334                 268,751
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)......... 2006   1.608           1.921                      --
                                                                         2005   1.506           1.608               3,527,801
                                                                         2004   1.324           1.506               2,094,099
                                                                         2003   1.000           1.324                 279,063
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................... 2006   1.053           1.076                      --
                                                                         2005   1.060           1.053               1,912,567
                                                                         2004   0.990           1.060                 617,054

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................. 2006   1.224           1.263                      --
                                                                          2005   1.159           1.224                 612,964
                                                                          2004   1.092           1.159                 688,730
                                                                          2003   1.000           1.092                 335,634
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)      2010   1.566           1.586                      --
                                                                          2009   1.271           1.566                 169,163
                                                                          2008   1.826           1.271                 189,123
                                                                          2007   1.530           1.826                 208,854
                                                                          2006   1.467           1.530                 239,090
                                                                          2005   1.332           1.467                 238,123
                                                                          2004   1.189           1.332                 236,645
                                                                          2003   1.000           1.189                  68,188
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.941           2.076                      --
                                                                          2010   1.591           1.941                 394,001
                                                                          2009   1.034           1.591                 433,865
                                                                          2008   1.882           1.034                 449,483
                                                                          2007   1.577           1.882                 631,363
                                                                          2006   1.492           1.577                 529,080
                                                                          2005   1.363           1.492                 462,793
                                                                          2004   1.382           1.363                 392,646
                                                                          2003   1.000           1.382                  70,896
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.646           1.549                      --
                                                                          2007   1.535           1.646                 221,329
                                                                          2006   1.327           1.535                 205,531
                                                                          2005   1.282           1.327                 201,037
                                                                          2004   1.250           1.282                 150,292
                                                                          2003   1.000           1.250                  79,957
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................... 2006   1.529           1.711                      --
                                                                          2005   1.499           1.529               1,784,289
                                                                          2004   1.331           1.499               1,300,138
                                                                          2003   1.000           1.331                 100,703
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)........................................................ 2012   1.494           1.739               1,300,527
                                                                          2011   1.487           1.494               1,538,411
                                                                          2010   1.213           1.487               1,640,305
                                                                          2009   0.919           1.213               1,809,729
                                                                          2008   1.573           0.919               1,977,925
                                                                          2007   1.635           1.573               2,331,348

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).......................................................... 2012   1.441           1.638                 392,276
                                                                  2011   1.432           1.441                 444,641
                                                                  2010   1.297           1.432                 560,985
                                                                  2009   1.083           1.297                 590,811
                                                                  2008   1.562           1.083                 643,680
                                                                  2007   1.512           1.562               1,003,788
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)..................................... 2012   1.352           1.524                 901,294
                                                                  2011   1.470           1.352               1,190,370
                                                                  2010   1.285           1.470               1,288,932
                                                                  2009   1.013           1.285               1,386,700
                                                                  2008   1.629           1.013               1,575,642
                                                                  2007   1.705           1.629               1,681,030
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.262           1.489               1,059,401
                                                                  2011   1.295           1.262                 992,349
                                                                  2010   1.202           1.295               1,017,034
                                                                  2009   0.861           1.202               1,091,310
                                                                  2008   1.400           0.861               1,196,640
                                                                  2007   1.402           1.400               1,360,637
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.446           1.652                 501,156
                                                                  2011   1.405           1.446                 600,032
                                                                  2010   1.309           1.405                 625,364
                                                                  2009   1.072           1.309                 973,978
                                                                  2008   1.698           1.072               1,117,359
                                                                  2007   1.667           1.698               1,529,895
                                                                  2006   1.437           1.667               1,560,295
                                                                  2005   1.375           1.437               1,552,486
                                                                  2004   1.271           1.375               1,273,512
                                                                  2003   1.000           1.271                 217,964
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)................................................ 2012   1.964           2.300                 917,913
                                                                  2011   1.975           1.964               1,076,192
                                                                  2010   1.609           1.975               1,226,161
                                                                  2009   1.149           1.609               1,376,679
                                                                  2008   1.976           1.149               1,489,595
                                                                  2007   1.832           1.976               1,684,545
                                                                  2006   1.656           1.832               1,826,602
                                                                  2005   1.610           1.656               1,928,545
                                                                  2004   1.426           1.610               1,412,236
                                                                  2003   1.000           1.426                 292,348

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET Equity Index Subaccount (Class II) (5/03)............... 2009   0.951           0.925                      --
                                                                 2008   1.552           0.951               5,355,007
                                                                 2007   1.508           1.552               5,682,514
                                                                 2006   1.336           1.508               5,973,584
                                                                 2005   1.307           1.336               6,322,261
                                                                 2004   1.209           1.307               4,753,252
                                                                 2003   1.000           1.209                 899,310
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04)......................................................... 2012   1.169           1.269                 365,795
                                                                 2011   1.192           1.169                 389,416
                                                                 2010   1.084           1.192                 405,661
                                                                 2009   0.900           1.084                 417,379
                                                                 2008   1.227           0.900                 397,974
                                                                 2007   1.128           1.227                 399,251
                                                                 2006   1.068           1.128                 400,623
                                                                 2005   1.043           1.068                 379,131
                                                                 2004   0.945           1.043                 183,909
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................ 2011   0.961           0.949                      --
                                                                 2010   0.897           0.961                 873,546
                                                                 2009   0.779           0.897                 919,204
                                                                 2008   1.008           0.779               1,272,283
                                                                 2007   1.015           1.008               1,473,388
                                                                 2006   0.994           1.015               1,554,625
                                                                 2005   0.990           0.994               1,581,560
                                                                 2004   0.998           0.990                 915,496
                                                                 2003   1.000           0.998                  82,755
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................... 2007   1.641           1.720                      --
                                                                 2006   1.417           1.641               1,628,476
                                                                 2005   1.388           1.417               1,688,830
                                                                 2004   1.307           1.388               1,425,396
                                                                 2003   1.000           1.307                 138,937
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............ 2007   1.357           1.412                      --
                                                                 2006   1.327           1.357               1,581,958
                                                                 2005   1.286           1.327               1,689,735
                                                                 2004   1.305           1.286               1,364,354
                                                                 2003   1.000           1.305                 140,010

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).............. 2007   1.595           1.650                      --
                                                                     2006   1.465           1.595               2,707,987
                                                                     2005   1.359           1.465               2,936,955
                                                                     2004   1.270           1.359               1,895,003
                                                                     2003   1.000           1.270                 252,961
 LMPVPII Growth and Income Subaccount (Class I) (7/03).............. 2007   1.459           1.522                      --
                                                                     2006   1.324           1.459               1,137,012
                                                                     2005   1.302           1.324               1,156,361
                                                                     2004   1.225           1.302                 938,294
                                                                     2003   1.000           1.225                 206,699
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.595           1.656                      --
                                                                     2006   1.387           1.595               4,657,947
                                                                     2005   1.370           1.387               4,793,326
                                                                     2004   1.240           1.370               2,734,465
                                                                     2003   1.000           1.240                 353,285
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.783           1.963                      --
                                                                     2006   1.620           1.783               3,770,947
                                                                     2005   1.527           1.620               4,041,401
                                                                     2004   1.255           1.527               2,228,107
                                                                     2003   1.000           1.255                 293,437
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.078           1.111                      --
                                                                     2005   1.058           1.078               1,510,320
                                                                     2004   0.981           1.058                 858,566
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.759           1.694                      --
                                                                     2007   1.691           1.759               1,672,947
                                                                     2006   1.780           1.691               1,718,135
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2012   1.612           1.848               2,012,608
                                                                     2011   1.602           1.612               2,263,449
                                                                     2010   1.405           1.602               2,301,334
                                                                     2009   0.972           1.405               2,493,286
                                                                     2008   1.307           0.972               2,792,118
                                                                     2007   1.297           1.307               3,383,228
                                                                     2006   1.233           1.297               1,935,626
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.621           1.698                      --
                                                                     2006   1.534           1.621               1,544,296

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.320           1.469                 790,953
                                                                         2011   1.343           1.320                 801,088
                                                                         2010   1.216           1.343                 809,627
                                                                         2009   1.040           1.216                 822,977
                                                                         2008   1.692           1.040                 860,409
                                                                         2007   1.683           1.692               1,325,236
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.818           1.013               2,689,141
                                                                         2011   0.881           0.818               3,352,561
                                                                         2010   0.772           0.881               3,721,255
                                                                         2009   0.583           0.772               4,058,050
                                                                         2008   1.017           0.583               4,287,210
                                                                         2007   1.217           1.017               4,995,194
                                                                         2006   1.003           1.217               6,029,742
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.255           1.423                 102,566
                                                                         2011   1.424           1.255                 115,725
                                                                         2010   1.215           1.424                 111,692
                                                                         2009   0.959           1.215                 118,004
                                                                         2008   1.308           0.959                 100,792
                                                                         2007   1.347           1.308                 285,082
                                                                         2006   1.267           1.347                 150,531
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.615           2.051                 964,103
                                                                         2011   1.915           1.615               1,119,973
                                                                         2010   1.673           1.915               1,191,392
                                                                         2009   1.098           1.673               1,323,386
                                                                         2008   1.888           1.098               1,306,134
                                                                         2007   1.942           1.888               1,634,966
                                                                         2006   1.766           1.942               1,588,346
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2012   1.313           1.525                 133,066
                                                                         2011   1.350           1.313                 131,791
                                                                         2010   1.088           1.350                 184,553
                                                                         2009   0.827           1.088                 205,475
                                                                         2008   1.373           0.827                 198,255
                                                                         2007   1.257           1.373                 157,886
                                                                         2006   1.270           1.257                  42,053
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   1.669           2.011               1,688,722
                                                                         2011   1.837           1.669               1,651,974
                                                                         2010   1.707           1.837               1,945,858
                                                                         2009   1.216           1.707               1,994,993
                                                                         2008   2.132           1.216               2,051,575
                                                                         2007   1.667           2.132               2,267,900
                                                                         2006   1.629           1.667               2,093,375

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 2009   0.896
                                                                             2008   1.221
                                                                             2007   1.171
                                                                             2006   1.111
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2012   1.672
                                                                             2011   1.626
                                                                             2010   1.465
                                                                             2009   1.089
                                                                             2008   1.361
                                                                             2007   1.299
                                                                             2006   1.243
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 2012   0.914
                                                                             2011   0.968
                                                                             2010   0.786
                                                                             2009   0.633
                                                                             2008   1.055
                                                                             2007   1.069
                                                                             2006   0.964
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.881
                                                                             2008   1.567
                                                                             2007   1.427
                                                                             2006   1.448
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 2012   0.843
                                                                             2011   0.988
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2012   2.383
                                                                             2011   2.989
                                                                             2010   2.465
                                                                             2009   1.488
                                                                             2008   3.255
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 2012   1.593
                                                                             2011   1.819
                                                                             2010   1.665
                                                                             2009   1.291
                                                                             2008   2.283
                                                                             2007   2.179



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 0.885                      --
                                                                             0.896               1,116,444
                                                                             1.221               1,385,640
                                                                             1.171               1,520,164
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 1.855               1,087,899
                                                                             1.672               1,228,226
                                                                             1.626               1,336,244
                                                                             1.465               1,336,400
                                                                             1.089               1,641,058
                                                                             1.361               1,922,042
                                                                             1.299               2,091,458
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 1.028               3,302,839
                                                                             0.914               3,861,919
                                                                             0.968               4,328,558
                                                                             0.786               4,594,889
                                                                             0.633               5,205,051
                                                                             1.055               6,084,773
                                                                             1.069                  61,141
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 0.837                      --
                                                                             0.881                 750,142
                                                                             1.567                 800,947
                                                                             1.427                 830,559
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 0.965                 115,333
                                                                             0.843                 113,037
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2.779               1,764,555
                                                                             2.383               1,934,825
                                                                             2.989               2,128,239
                                                                             2.465               2,137,808
                                                                             1.488               2,192,390
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 1.823               1,453,642
                                                                             1.593               1,712,926
                                                                             1.819               1,992,980
                                                                             1.665               2,268,150
                                                                             1.291               2,530,223
                                                                             2.283                 453,602

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST MLA Mid Cap Subaccount (Class A) (4/08)..................... 2012   1.613           1.670               1,041,086
                                                                   2011   1.734           1.613               1,181,823
                                                                   2010   1.434           1.734               1,292,739
                                                                   2009   1.066           1.434               1,403,577
                                                                   2008   1.690           1.066               1,494,855
 MIST MLA Mid Cap Subaccount (Class B) (4/07)..................... 2012   1.013           1.046               1,510,570
                                                                   2011   1.090           1.013               1,694,566
                                                                   2010   0.905           1.090               1,901,482
                                                                   2009   0.675           0.905               1,947,311
                                                                   2008   1.115           0.675               2,449,277
                                                                   2007   1.261           1.115                  67,930
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) * 2012   1.467           1.572               4,793,206
                                                                   2011   1.341           1.467               4,782,360
                                                                   2010   1.266           1.341               4,798,257
                                                                   2009   1.091           1.266               4,310,783
                                                                   2008   1.191           1.091               5,162,948
                                                                   2007   1.128           1.191               4,671,910
 MIST PIMCO Total Return Subaccount (Class B) (5/09).............. 2012   1.439           1.542               9,914,970
                                                                   2011   1.422           1.439              11,964,581
                                                                   2010   1.341           1.422               9,282,171
                                                                   2009   1.206           1.341               8,663,471
 MIST Pioneer Fund Subaccount (Class A) (4/06).................... 2012   1.345           1.459                 169,036
                                                                   2011   1.437           1.345                 181,465
                                                                   2010   1.261           1.437                 187,047
                                                                   2009   1.038           1.261                 211,738
                                                                   2008   1.576           1.038                 233,163
                                                                   2007   1.530           1.576                 283,878
                                                                   2006   1.427           1.530                 389,417
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)........... 2007   1.157           1.276                      --
                                                                   2006   1.102           1.157                  57,486
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)........ 2012   1.533           1.678               2,529,968
                                                                   2011   1.509           1.533               2,628,159
                                                                   2010   1.371           1.509               2,816,857
                                                                   2009   1.051           1.371               2,476,661
                                                                   2008   1.200           1.051               2,901,707
                                                                   2007   1.148           1.200               3,242,208
                                                                   2006   1.111           1.148               3,104,648
 MIST RCM Technology Subaccount (Class B) (5/11).................. 2012   1.667           1.833                 409,444
                                                                   2011   2.067           1.667                 364,164

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.859           0.994               6,185,928
                                                                          2011   0.913           0.859               6,692,749
                                                                          2010   0.795           0.913               7,589,083
                                                                          2009   0.685           0.795               8,557,665
                                                                          2008   1.096           0.685               9,498,604
                                                                          2007   1.075           1.096              11,725,128
                                                                          2006   1.001           1.075               6,087,214
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.874           1.011               6,064,245
                                                                          2011   0.979           0.874               7,073,910
                                                                          2010   0.833           0.979               7,864,666
                                                                          2009   0.672           0.833               8,626,898
                                                                          2008   0.976           0.672               9,652,340
                                                                          2007   1.026           0.976              11,874,934
                                                                          2006   1.003           1.026               6,517,395
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.378           1.601               1,698,635
                                                                          2011   1.426           1.378               2,007,747
                                                                          2010   1.265           1.426               2,571,101
                                                                          2009   1.016           1.265               2,985,743
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.468           1.597                 902,838
                                                                          2011   1.546           1.468               1,145,328
                                                                          2010   1.369           1.546               1,306,197
                                                                          2009   0.935           1.369               1,479,373
                                                                          2008   1.758           0.935               1,534,941
                                                                          2007   1.488           1.758               2,054,635
                                                                          2006   1.528           1.488               2,057,753
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2012   1.234           1.301               2,572,351
                                                                          2011   1.181           1.234               2,600,735
                                                                          2010   1.111           1.181               2,862,290
                                                                          2009   1.035           1.111               3,142,016
                                                                          2008   1.093           1.035               3,449,828
                                                                          2007   1.049           1.093               4,086,073
                                                                          2006   1.012           1.049               2,358,263
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2012   1.138           1.254                 785,314
                                                                          2011   1.118           1.138                 851,952
                                                                          2010   1.040           1.118                 828,208
                                                                          2009   0.898           1.040               1,057,532

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)................................................................. 2012   1.070           1.200               1,758,336
                                                                         2011   1.198           1.070               1,932,327
                                                                         2010   1.020           1.198               1,994,565
                                                                         2009   0.811           1.020               2,239,166
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................. 2012   1.003           0.983              10,420,766
                                                                         2011   1.023           1.003              11,956,896
                                                                         2010   1.043           1.023              13,426,853
                                                                         2009   1.059           1.043              14,243,930
                                                                         2008   1.050           1.059              18,801,252
                                                                         2007   1.019           1.050              12,184,273
                                                                         2006   0.999           1.019              10,459,881
 MSF Davis Venture Value Subaccount (Class A) (4/08).................... 2012   1.160           1.284                 984,125
                                                                         2011   1.233           1.160                 957,855
                                                                         2010   1.122           1.233               1,089,556
                                                                         2009   0.867           1.122                 976,100
                                                                         2008   1.408           0.867               1,135,699
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.758           0.790                      --
                                                                         2008   1.401           0.758               1,549,305
                                                                         2007   1.374           1.401               1,723,995
                                                                         2006   1.359           1.374               1,875,574
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2012   1.098           1.246               2,346,964
                                                                         2011   1.195           1.098               2,485,766
                                                                         2010   1.064           1.195               2,707,015
                                                                         2009   0.892           1.064               2,932,088
                                                                         2008   1.491           0.892               3,210,429
                                                                         2007   1.461           1.491               3,847,105
                                                                         2006   1.427           1.461               4,054,232
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.915           0.991                      --
                                                                         2010   0.807           0.915                 428,406
                                                                         2009   0.626           0.807                 410,604
                                                                         2008   1.071           0.626                 141,029
                                                                         2007   1.058           1.071                 194,530
                                                                         2006   1.002           1.058                 166,522
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.168           1.250               3,528,893
                                                                         2011   1.153           1.168               3,117,558
                                                                         2010   1.069           1.153               2,746,854
                                                                         2009   0.904           1.069               2,206,200
                                                                         2008   1.077           0.904               1,040,428
                                                                         2007   1.040           1.077                 290,146
                                                                         2006   1.001           1.040                 762,906

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)................................................... 2012   1.088           1.189               1,917,682
                                                                     2011   1.097           1.088               1,929,294
                                                                     2010   1.003           1.097               1,408,260
                                                                     2009   0.827           1.003               1,291,130
                                                                     2008   1.076           0.827               1,629,351
                                                                     2007   1.047           1.076                 812,407
                                                                     2006   1.002           1.047                  32,113
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........ 2012   1.004           1.114               3,023,101
                                                                     2011   1.038           1.004               2,777,599
                                                                     2010   0.935           1.038               2,863,275
                                                                     2009   0.753           0.935               3,019,694
                                                                     2008   1.076           0.753               2,317,839
                                                                     2007   1.052           1.076               1,565,691
                                                                     2006   1.002           1.052                 840,847
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)............................................................. 2012   0.920           1.041               1,994,465
                                                                     2011   0.975           0.920               2,263,678
                                                                     2010   0.867           0.975               2,539,708
                                                                     2009   0.685           0.867               2,380,036
                                                                     2008   1.076           0.685               2,173,056
                                                                     2007   1.057           1.076               3,096,031
                                                                     2006   1.002           1.057               2,655,143
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2012   0.993           1.124               7,590,499
                                                                     2011   0.997           0.993               8,811,419
                                                                     2010   0.888           0.997              11,368,994
                                                                     2009   0.723           0.888              11,081,194
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2012   1.330           1.452               7,591,184
                                                                     2011   1.327           1.330               9,663,822
                                                                     2010   1.231           1.327              10,654,668
                                                                     2009   1.061           1.231              12,558,844
                                                                     2008   1.392           1.061              13,733,676
                                                                     2007   1.363           1.392              15,761,999
                                                                     2006   1.278           1.363              16,894,540
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2012   1.232           1.409               1,154,365
                                                                     2011   1.245           1.232               1,394,353
                                                                     2010   1.140           1.245               1,558,801
                                                                     2009   0.962           1.140               1,859,578
                                                                     2008   1.454           0.962               1,969,767
                                                                     2007   1.377           1.454               2,412,270
                                                                     2006   1.249           1.377               1,976,009

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.892           1.060               5,226,407
                                                                        2011   0.993           0.892               5,952,665
                                                                        2010   0.873           0.993               6,394,906
                                                                        2009   0.637           0.873               6,714,614
                                                                        2008   1.093           0.637               7,461,465
                                                                        2007   1.049           1.093               8,115,893
                                                                        2006   0.996           1.049               9,427,535
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   1.009           1.174               1,506,919
                                                                        2011   1.042           1.009               1,607,728
                                                                        2010   0.911           1.042               1,774,209
                                                                        2009   0.649           0.911               1,949,472
                                                                        2008   1.141           0.649               2,452,097
                                                                        2007   1.066           1.141               1,814,115
                                                                        2006   0.998           1.066               2,050,674
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.402           1.593               2,549,722
                                                                        2011   1.409           1.402               3,177,786
                                                                        2010   1.067           1.409               3,709,066
                                                                        2009   0.785           1.067               3,628,350
                                                                        2008   1.197           0.785               3,817,198
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)...................................................... 2007   1.140           1.182                      --
                                                                        2006   1.076           1.140               1,792,617
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *.................................................... 2012   1.175           1.193               4,046,871
                                                                        2011   1.134           1.175               2,028,562
                                                                        2010   1.091           1.134               2,059,467
                                                                        2009   1.065           1.091               1,941,627
                                                                        2008   1.088           1.065               2,583,722
                                                                        2007   1.062           1.088               1,910,721
                                                                        2006   1.029           1.062               1,768,963
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.991           0.999                      --
                                                                        2005   0.982           0.991               7,226,300
                                                                        2004   0.992           0.982               4,485,077
                                                                        2003   1.000           0.992                 950,414
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)........ 2006   1.089           1.149                      --
                                                                        2005   1.050           1.089                 880,928
                                                                        2004   0.992           1.050                 618,787

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   1.102           1.123                      --
                                                                         2006   1.116           1.102               4,959,978
                                                                         2005   1.115           1.116               4,931,112
                                                                         2004   1.044           1.115               3,040,077
                                                                         2003   1.000           1.044                 449,303
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.165           1.203                      --
                                                                         2008   1.134           1.165               8,691,827
                                                                         2007   1.063           1.134              10,226,517
                                                                         2006   1.044           1.063              10,625,611
                                                                         2005   1.039           1.044              10,209,308
                                                                         2004   1.010           1.039               6,234,606
                                                                         2003   1.000           1.010               1,057,413
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   2.026           2.191                      --
                                                                         2006   1.618           2.026                 225,484
                                                                         2005   1.470           1.618                 217,756
                                                                         2004   1.290           1.470                 206,926
                                                                         2003   1.000           1.290                  76,986
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)................. 2007   2.131           2.273                      --
                                                                         2006   1.853           2.131               3,307,357
                                                                         2005   1.765           1.853               3,274,704
                                                                         2004   1.426           1.765               1,896,275
                                                                         2003   1.000           1.426                 310,309
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................... 2006   1.362           1.448                      --
                                                                         2005   1.277           1.362                 971,381
                                                                         2004   1.223           1.277                 913,452
                                                                         2003   1.000           1.223                 138,712
 Travelers Convertible Securities Subaccount (6/03)..................... 2006   1.167           1.243                      --
                                                                         2005   1.186           1.167               1,952,423
                                                                         2004   1.138           1.186               1,835,280
                                                                         2003   1.000           1.138                 242,191
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).................. 2006   1.632           1.780                      --
                                                                         2005   1.480           1.632               1,789,951
                                                                         2004   1.296           1.480               1,437,094
                                                                         2003   1.000           1.296                 137,928

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Equity Income Subaccount (5/03)............................... 2006   1.360           1.427                      --
                                                                          2005   1.327           1.360               4,117,515
                                                                          2004   1.232           1.327               2,851,638
                                                                          2003   1.000           1.232                 603,014
 Travelers Federated High Yield Subaccount (5/03)........................ 2006   1.204           1.233                      --
                                                                          2005   1.197           1.204               2,017,258
                                                                          2004   1.106           1.197               1,488,625
                                                                          2003   1.000           1.106                 360,110
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.397           1.445                      --
                                                                          2005   1.353           1.397                 424,679
                                                                          2004   1.248           1.353                 245,975
                                                                          2003   1.000           1.248                  18,244
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.320           1.359                      --
                                                                          2005   1.238           1.320               1,241,554
                                                                          2004   1.186           1.238               1,065,686
                                                                          2003   1.000           1.186                 179,361
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.098           1.166                      --
                                                                          2005   1.000           1.098                  99,439
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.028           1.031                      --
                                                                          2005   1.000           1.028                      --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.065           1.102                      --
                                                                          2005   1.000           1.065                 536,445
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)....................................................... 2006   1.075           1.120                      --
                                                                          2005   1.000           1.075               2,259,960
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)....................................................... 2006   1.044           1.064                      --
                                                                          2005   1.000           1.044                   4,119
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.447           1.534                      --
                                                                          2005   1.316           1.447               1,514,552
                                                                          2004   1.158           1.316                 489,481
                                                                          2003   1.000           1.158                  47,671
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)................. 2006   1.446           1.528                      --
                                                                          2005   1.431           1.446               2,107,522
                                                                          2004   1.279           1.431                 861,813
                                                                          2003   1.000           1.279                 241,916

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)................... 2006   1.240           1.278                      --
                                                                          2005   1.228           1.240              16,161,421
                                                                          2004   1.123           1.228               8,714,058
                                                                          2003   1.000           1.123               1,980,314
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.157           1.249                      --
                                                                          2005   1.109           1.157               1,820,997
                                                                          2004   0.961           1.109                 578,109
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.540           1.766                      --
                                                                          2005   1.433           1.540               1,286,909
                                                                          2004   1.263           1.433                 632,499
                                                                          2003   1.000           1.263                  54,621
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.346           1.427                      --
                                                                          2005   1.295           1.346                 380,063
                                                                          2004   1.188           1.295                 219,253
                                                                          2003   1.000           1.188                  52,389
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.048           1.102                      --
                                                                          2005   1.000           1.048                      --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.101           1.111                      --
                                                                          2005   1.083           1.101               3,015,849
                                                                          2004   0.970           1.083               1,140,984
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.022           1.012                      --
                                                                          2005   1.026           1.022               3,822,133
                                                                          2004   1.013           1.026               3,303,244
                                                                          2003   1.000           1.013                 779,959
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.326           1.382                      --
                                                                          2005   1.325           1.326                 592,707
                                                                          2004   1.225           1.325                 590,087
                                                                          2003   1.000           1.225                 367,260
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.104           1.270                      --
                                                                          2005   1.000           1.104                  18,599
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106           1.267                      --
                                                                          2005   1.000           1.106                  11,244
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.068           1.029                      --
                                                                          2005   1.044           1.068               1,671,366
                                                                          2004   0.979           1.044                 649,181

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).......... 2009   1.015           0.983                      (4)
                                                                2008   1.612           1.015              3,284,045
                                                                2007   1.683           1.612              4,010,531
                                                                2006   1.479           1.683              4,148,414
                                                                2005   1.448           1.479              4,167,998
                                                                2004   1.258           1.448              2,379,217
                                                                2003   1.000           1.258               255,288
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.822           0.842                    --
                                                                2008   1.473           0.822                91,812
                                                                2007   1.336           1.473               108,843
                                                                2006   1.276           1.336               115,292
                                                                2005   1.206           1.276               124,682
                                                                2004   1.185           1.206               141,970
                                                                2003   1.000           1.185               120,742



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.319           1.285           --
                                                                        2005   1.172           1.319           --
                                                                        2004   1.103           1.172           --
                                                                        2003   1.000           1.103           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2012   1.645           1.975           --
                                                                        2011   1.841           1.645           --
                                                                        2010   1.681           1.841           --
                                                                        2009   1.205           1.681           --
                                                                        2008   1.996           1.205           --
                                                                        2007   1.773           1.996           --
                                                                        2006   1.502           1.773           --
                                                                        2005   1.343           1.502           --
                                                                        2004   1.207           1.343           --
                                                                        2003   1.000           1.207           --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 American Funds Growth Subaccount (Class 2) (5/03).................. 2012   1.412           1.631                    --
                                                                     2011   1.504           1.412                    --
                                                                     2010   1.293           1.504                    --
                                                                     2009   0.946           1.293                    --
                                                                     2008   1.723           0.946                    --
                                                                     2007   1.565           1.723                    --
                                                                     2006   1.449           1.565                    --
                                                                     2005   1.272           1.449                    --
                                                                     2004   1.153           1.272                    --
                                                                     2003   1.000           1.153                    --
 American Funds Growth-Income Subaccount (Class 2) (5/03)........... 2012   1.237           1.424                99,739
                                                                     2011   1.285           1.237                99,739
                                                                     2010   1.177           1.285                99,739
                                                                     2009   0.915           1.177                99,739
                                                                     2008   1.502           0.915                99,739
                                                                     2007   1.458           1.502                99,739
                                                                     2006   1.291           1.458                99,950
                                                                     2005   1.245           1.291                86,686
                                                                     2004   1.151           1.245                    --
                                                                     2003   1.000           1.151                    --
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)................................... 2006   1.541           1.523                    --
                                                                     2005   1.330           1.541                    --
                                                                     2004   1.135           1.330                    --
                                                                     2003   1.000           1.135                    --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)............... 2006   1.643           2.136                    --
                                                                     2005   1.564           1.643                    --
                                                                     2004   1.214           1.564                    --
                                                                     2003   1.000           1.214                    --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)........ 2008   1.376           1.316                    --
                                                                     2007   1.311           1.376                    --
                                                                     2006   1.148           1.311                    --
                                                                     2005   1.122           1.148                    --
                                                                     2004   1.090           1.122                    --
                                                                     2003   1.000           1.090                    --

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   1.192
                                                                              2007   1.367
                                                                              2006   1.344
                                                                              2005   1.296
                                                                              2004   1.187
                                                                              2003   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.304
                                                                              2005   1.207
                                                                              2004   1.082
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 2006   1.301
                                                                              2005   1.205
                                                                              2004   1.123
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2012   1.535
                                                                              2011   1.611
                                                                              2010   1.405
                                                                              2009   1.058
                                                                              2008   1.884
                                                                              2007   1.639
                                                                              2006   1.501
                                                                              2005   1.312
                                                                              2004   1.163
                                                                              2003   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 2012   1.267
                                                                              2011   1.329
                                                                              2010   1.149
                                                                              2009   0.863
                                                                              2008   1.502
                                                                              2007   1.436
                                                                              2006   1.287
                                                                              2005   1.088
                                                                              2004   1.096
                                                                              2003   1.017



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 1.124                    --
                                                                              1.192                    --
                                                                              1.367                    --
                                                                              1.344                    --
                                                                              1.296                    --
                                                                              1.187                    --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 1.416                    --
                                                                              1.304                    --
                                                                              1.207                    --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 1.448                    --
                                                                              1.301                    --
                                                                              1.205                    --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 1.747                87,394
                                                                              1.535                87,394
                                                                              1.611                87,394
                                                                              1.405                87,394
                                                                              1.058                87,394
                                                                              1.884                87,394
                                                                              1.639                87,584
                                                                              1.501                76,124
                                                                              1.312                    --
                                                                              1.163                    --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 1.518                    --
                                                                              1.267                    --
                                                                              1.329                    --
                                                                              1.149                    --
                                                                              0.863                    --
                                                                              1.502                    --
                                                                              1.436                    --
                                                                              1.287                    --
                                                                              1.088                    --
                                                                              1.096                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............... 2012   1.995           2.239                73,455
                                                                         2011   2.282           1.995                73,455
                                                                         2010   1.811           2.282                73,455
                                                                         2009   1.322           1.811                73,455
                                                                         2008   2.234           1.322                73,455
                                                                         2007   1.976           2.234                73,455
                                                                         2006   1.793           1.976                73,612
                                                                         2005   1.550           1.793                64,332
                                                                         2004   1.269           1.550                    --
                                                                         2003   1.000           1.269                    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............ 2006   1.346           1.562                    --
                                                                         2005   1.242           1.346                    --
                                                                         2004   1.125           1.242                    --
                                                                         2003   1.000           1.125                    --
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)....................................................... 2008   3.216           2.922                    --
                                                                         2007   2.548           3.216                    --
                                                                         2006   2.029           2.548                    --
                                                                         2005   1.625           2.029                    --
                                                                         2004   1.329           1.625                    --
                                                                         2003   1.000           1.329                    --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.502           1.741                    --
                                                                         2011   1.715           1.502                    --
                                                                         2010   1.614           1.715                    --
                                                                         2009   1.201           1.614                 8,040
                                                                         2008   2.056           1.201                 8,045
                                                                         2007   1.817           2.056                59,802
                                                                         2006   1.526           1.817                55,765
                                                                         2005   1.413           1.526                    --
                                                                         2004   1.216           1.413                    --
                                                                         2003   1.000           1.216                    --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)......... 2006   1.439           1.718                    --
                                                                         2005   1.348           1.439                    --
                                                                         2004   1.186           1.348                    --
                                                                         2003   1.000           1.186                    --
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................... 2006   1.053           1.075                    --
                                                                         2005   1.060           1.053                    --
                                                                         2004   0.990           1.060                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................. 2006   1.179           1.216           --
                                                                          2005   1.117           1.179           --
                                                                          2004   1.052           1.117           --
                                                                          2003   1.000           1.052           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)      2010   1.461           1.479           --
                                                                          2009   1.186           1.461           --
                                                                          2008   1.705           1.186           --
                                                                          2007   1.429           1.705           --
                                                                          2006   1.371           1.429           --
                                                                          2005   1.245           1.371           --
                                                                          2004   1.112           1.245           --
                                                                          2003   1.000           1.112           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.734           1.853           --
                                                                          2010   1.422           1.734           --
                                                                          2009   0.925           1.422           --
                                                                          2008   1.684           0.925           --
                                                                          2007   1.411           1.684           --
                                                                          2006   1.335           1.411           --
                                                                          2005   1.221           1.335           --
                                                                          2004   1.239           1.221           --
                                                                          2003   1.000           1.239           --
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.506           1.417           --
                                                                          2007   1.405           1.506           --
                                                                          2006   1.215           1.405           --
                                                                          2005   1.174           1.215           --
                                                                          2004   1.146           1.174           --
                                                                          2003   1.000           1.146           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................... 2006   1.412           1.579           --
                                                                          2005   1.385           1.412           --
                                                                          2004   1.230           1.385           --
                                                                          2003   1.000           1.230           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)........................................................ 2012   1.354           1.575           --
                                                                          2011   1.348           1.354           --
                                                                          2010   1.100           1.348           --
                                                                          2009   0.834           1.100           --
                                                                          2008   1.428           0.834           --
                                                                          2007   1.484           1.428           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).......................................................... 2012   1.321           1.501           --
                                                                  2011   1.314           1.321           --
                                                                  2010   1.190           1.314           --
                                                                  2009   0.994           1.190           --
                                                                  2008   1.435           0.994           --
                                                                  2007   1.390           1.435           --
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)..................................... 2012   1.219           1.374           --
                                                                  2011   1.326           1.219           --
                                                                  2010   1.160           1.326           --
                                                                  2009   0.915           1.160           --
                                                                  2008   1.472           0.915           --
                                                                  2007   1.541           1.472           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.139           1.343           --
                                                                  2011   1.169           1.139           --
                                                                  2010   1.086           1.169           --
                                                                  2009   0.778           1.086           --
                                                                  2008   1.266           0.778           --
                                                                  2007   1.268           1.266           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.291           1.474           --
                                                                  2011   1.255           1.291           --
                                                                  2010   1.169           1.255           --
                                                                  2009   0.958           1.169           --
                                                                  2008   1.518           0.958           --
                                                                  2007   1.491           1.518           --
                                                                  2006   1.286           1.491           --
                                                                  2005   1.232           1.286           --
                                                                  2004   1.138           1.232           --
                                                                  2003   1.000           1.138           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)................................................ 2012   1.751           2.049           --
                                                                  2011   1.761           1.751           --
                                                                  2010   1.435           1.761           --
                                                                  2009   1.026           1.435           --
                                                                  2008   1.765           1.026           --
                                                                  2007   1.637           1.765           --
                                                                  2006   1.481           1.637           --
                                                                  2005   1.440           1.481           --
                                                                  2004   1.276           1.440           --
                                                                  2003   1.000           1.276           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET Equity Index Subaccount (Class II) (5/03)............... 2009   0.884           0.859           --
                                                                 2008   1.442           0.884           --
                                                                 2007   1.402           1.442           --
                                                                 2006   1.243           1.402           --
                                                                 2005   1.216           1.243           --
                                                                 2004   1.126           1.216           --
                                                                 2003   1.000           1.126           --
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04)......................................................... 2012   1.165           1.264           --
                                                                 2011   1.188           1.165           --
                                                                 2010   1.081           1.188           --
                                                                 2009   0.898           1.081           --
                                                                 2008   1.225           0.898           --
                                                                 2007   1.127           1.225           --
                                                                 2006   1.067           1.127           --
                                                                 2005   1.043           1.067           --
                                                                 2004   0.945           1.043           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................ 2011   0.958           0.945           --
                                                                 2010   0.895           0.958           --
                                                                 2009   0.777           0.895           --
                                                                 2008   1.006           0.777           --
                                                                 2007   1.013           1.006           --
                                                                 2006   0.993           1.013           --
                                                                 2005   0.989           0.993           --
                                                                 2004   0.998           0.989           --
                                                                 2003   0.998           0.998           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................... 2007   1.484           1.555           --
                                                                 2006   1.282           1.484           --
                                                                 2005   1.257           1.282           --
                                                                 2004   1.184           1.257           --
                                                                 2003   1.000           1.184           --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............ 2007   1.228           1.277           --
                                                                 2006   1.202           1.228           --
                                                                 2005   1.165           1.202           --
                                                                 2004   1.182           1.165           --
                                                                 2003   1.000           1.182           --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).............. 2007   1.449           1.498                    --
                                                                     2006   1.331           1.449                    --
                                                                     2005   1.235           1.331                    --
                                                                     2004   1.155           1.235                    --
                                                                     2003   1.000           1.155                    --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).............. 2007   1.341           1.399                    --
                                                                     2006   1.217           1.341                    --
                                                                     2005   1.198           1.217                    --
                                                                     2004   1.128           1.198                    --
                                                                     2003   0.996           1.128                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.482           1.538                    --
                                                                     2006   1.289           1.482                    --
                                                                     2005   1.274           1.289                    --
                                                                     2004   1.154           1.274                    --
                                                                     2003   0.996           1.154                    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.652           1.818                    --
                                                                     2006   1.502           1.652                86,796
                                                                     2005   1.415           1.502                75,080
                                                                     2004   1.164           1.415                    --
                                                                     2003   1.000           1.164                    --
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.077           1.110                    --
                                                                     2005   1.058           1.077                    --
                                                                     2004   0.981           1.058                    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.613           1.553                    --
                                                                     2007   1.552           1.613                    --
                                                                     2006   1.634           1.552                    --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2012   1.554           1.781                    --
                                                                     2011   1.545           1.554                    --
                                                                     2010   1.356           1.545                    --
                                                                     2009   0.939           1.356                    --
                                                                     2008   1.262           0.939                    --
                                                                     2007   1.253           1.262                    --
                                                                     2006   1.192           1.253                    --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.517           1.589                    --
                                                                     2006   1.437           1.517                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.232           1.371           --
                                                                         2011   1.254           1.232           --
                                                                         2010   1.137           1.254           --
                                                                         2009   0.973           1.137           --
                                                                         2008   1.583           0.973           --
                                                                         2007   1.575           1.583           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.816           1.010           --
                                                                         2011   0.879           0.816           --
                                                                         2010   0.771           0.879           --
                                                                         2009   0.582           0.771           --
                                                                         2008   1.016           0.582           --
                                                                         2007   1.217           1.016           --
                                                                         2006   1.003           1.217           --
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.251           1.418           --
                                                                         2011   1.420           1.251           --
                                                                         2010   1.212           1.420           --
                                                                         2009   0.958           1.212           --
                                                                         2008   1.307           0.958           --
                                                                         2007   1.346           1.307           --
                                                                         2006   1.266           1.346           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.488           1.888           --
                                                                         2011   1.765           1.488           --
                                                                         2010   1.543           1.765           --
                                                                         2009   1.013           1.543           --
                                                                         2008   1.743           1.013           --
                                                                         2007   1.793           1.743           --
                                                                         2006   1.632           1.793           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2012   1.308           1.520           --
                                                                         2011   1.346           1.308           --
                                                                         2010   1.086           1.346           --
                                                                         2009   0.825           1.086           --
                                                                         2008   1.372           0.825           --
                                                                         2007   1.256           1.372           --
                                                                         2006   1.269           1.256           --
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   1.556           1.873           --
                                                                         2011   1.713           1.556           --
                                                                         2010   1.593           1.713           --
                                                                         2009   1.135           1.593           --
                                                                         2008   1.991           1.135           --
                                                                         2007   1.557           1.991           --
                                                                         2006   1.523           1.557           --

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 2009   0.894
                                                                             2008   1.219
                                                                             2007   1.170
                                                                             2006   1.110
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2012   1.584
                                                                             2011   1.542
                                                                             2010   1.390
                                                                             2009   1.034
                                                                             2008   1.293
                                                                             2007   1.235
                                                                             2006   1.181
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 2012   0.911
                                                                             2011   0.965
                                                                             2010   0.785
                                                                             2009   0.633
                                                                             2008   1.054
                                                                             2007   1.069
                                                                             2006   0.964
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.829
                                                                             2008   1.475
                                                                             2007   1.345
                                                                             2006   1.365
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 2012   0.840
                                                                             2011   0.985
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2012   2.138
                                                                             2011   2.683
                                                                             2010   2.214
                                                                             2009   1.337
                                                                             2008   2.926
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 2012   1.454
                                                                             2011   1.661
                                                                             2010   1.521
                                                                             2009   1.179
                                                                             2008   2.088
                                                                             2007   1.993



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 0.883                     --
                                                                             0.894                     --
                                                                             1.219                     --
                                                                             1.170                     --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 1.758                     --
                                                                             1.584                     --
                                                                             1.542                     --
                                                                             1.390                     --
                                                                             1.034                     --
                                                                             1.293                     --
                                                                             1.235                     --
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 1.024                133,902
                                                                             0.911                133,902
                                                                             0.965                133,902
                                                                             0.785                133,902
                                                                             0.633                133,902
                                                                             1.054                133,902
                                                                             1.069                     --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 0.787                     --
                                                                             0.829                     --
                                                                             1.475                     --
                                                                             1.345                     --
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 0.961                     --
                                                                             0.840                     --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2.492                     --
                                                                             2.138                     --
                                                                             2.683                     --
                                                                             2.214                     --
                                                                             1.337                     --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 1.663                     --
                                                                             1.454                     --
                                                                             1.661                     --
                                                                             1.521                     --
                                                                             1.179                     --
                                                                             2.088                     --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST MLA Mid Cap Subaccount (Class A) (4/08)..................... 2012   1.476           1.528           --
                                                                   2011   1.587           1.476           --
                                                                   2010   1.314           1.587           --
                                                                   2009   0.977           1.314           --
                                                                   2008   1.550           0.977           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)..................... 2012   1.010           1.042           --
                                                                   2011   1.087           1.010           --
                                                                   2010   0.903           1.087           --
                                                                   2009   0.674           0.903           --
                                                                   2008   1.114           0.674           --
                                                                   2007   1.260           1.114           --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) * 2012   1.390           1.489           --
                                                                   2011   1.272           1.390           --
                                                                   2010   1.202           1.272           --
                                                                   2009   1.036           1.202           --
                                                                   2008   1.131           1.036           --
                                                                   2007   1.071           1.131           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).............. 2012   1.400           1.499           --
                                                                   2011   1.384           1.400           --
                                                                   2010   1.306           1.384           --
                                                                   2009   1.175           1.306           --
 MIST Pioneer Fund Subaccount (Class A) (4/06).................... 2012   1.271           1.377           --
                                                                   2011   1.358           1.271           --
                                                                   2010   1.192           1.358           --
                                                                   2009   0.982           1.192           --
                                                                   2008   1.491           0.982           --
                                                                   2007   1.449           1.491           --
                                                                   2006   1.351           1.449           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)........... 2007   1.156           1.274           --
                                                                   2006   1.101           1.156           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)........ 2012   1.527           1.671           --
                                                                   2011   1.504           1.527           --
                                                                   2010   1.367           1.504           --
                                                                   2009   1.048           1.367           --
                                                                   2008   1.198           1.048           --
                                                                   2007   1.146           1.198           --
                                                                   2006   1.110           1.146           --
 MIST RCM Technology Subaccount (Class B) (5/11).................. 2012   1.488           1.635           --
                                                                   2011   1.846           1.488           --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.857           0.991                    --
                                                                          2011   0.911           0.857                    --
                                                                          2010   0.794           0.911                    --
                                                                          2009   0.684           0.794                    --
                                                                          2008   1.095           0.684                    --
                                                                          2007   1.075           1.095                    --
                                                                          2006   1.001           1.075                    --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.872           1.008                    --
                                                                          2011   0.977           0.872                    --
                                                                          2010   0.831           0.977                    --
                                                                          2009   0.671           0.831                    --
                                                                          2008   0.975           0.671                    --
                                                                          2007   1.026           0.975                    --
                                                                          2006   1.003           1.026                    --
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.241           1.442                96,889
                                                                          2011   1.285           1.241                96,889
                                                                          2010   1.141           1.285                96,889
                                                                          2009   0.917           1.141                96,889
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.329           1.444                    --
                                                                          2011   1.400           1.329                    --
                                                                          2010   1.240           1.400                    --
                                                                          2009   0.848           1.240                    --
                                                                          2008   1.594           0.848                    --
                                                                          2007   1.351           1.594                    --
                                                                          2006   1.387           1.351                    --
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2012   1.202           1.267                    --
                                                                          2011   1.151           1.202                    --
                                                                          2010   1.084           1.151                    --
                                                                          2009   1.010           1.084                    --
                                                                          2008   1.067           1.010                    --
                                                                          2007   1.024           1.067                    --
                                                                          2006   0.989           1.024                    --
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2012   1.134           1.249                    --
                                                                          2011   1.114           1.134                    --
                                                                          2010   1.037           1.114                    --
                                                                          2009   0.896           1.037                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)................................................................. 2012   1.013           1.136                    --
                                                                         2011   1.135           1.013                    --
                                                                         2010   0.967           1.135                    --
                                                                         2009   0.770           0.967                    --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................. 2012   1.000           0.981                    --
                                                                         2011   1.021           1.000                    --
                                                                         2010   1.041           1.021                13,623
                                                                         2009   1.058           1.041                13,630
                                                                         2008   1.049           1.058                    --
                                                                         2007   1.019           1.049                    --
                                                                         2006   0.999           1.019                    --
 MSF Davis Venture Value Subaccount (Class A) (4/08).................... 2012   1.078           1.192                    --
                                                                         2011   1.146           1.078                    --
                                                                         2010   1.044           1.146                    --
                                                                         2009   0.807           1.044                    --
                                                                         2008   1.311           0.807                    --
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.719           0.749                    --
                                                                         2008   1.329           0.719                    --
                                                                         2007   1.305           1.329                    --
                                                                         2006   1.291           1.305                    --
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2012   1.016           1.152                    --
                                                                         2011   1.106           1.016                    --
                                                                         2010   0.986           1.106                    --
                                                                         2009   0.826           0.986                    --
                                                                         2008   1.382           0.826                    --
                                                                         2007   1.354           1.382                    --
                                                                         2006   1.324           1.354                    --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.913           0.988                    --
                                                                         2010   0.805           0.913                    --
                                                                         2009   0.625           0.805                    --
                                                                         2008   1.070           0.625                    --
                                                                         2007   1.057           1.070                    --
                                                                         2006   1.002           1.057                    --
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.165           1.246                    --
                                                                         2011   1.151           1.165                    --
                                                                         2010   1.067           1.151                    --
                                                                         2009   0.903           1.067                    --
                                                                         2008   1.076           0.903                    --
                                                                         2007   1.040           1.076                    --
                                                                         2006   1.001           1.040                    --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)................................................... 2012   1.084           1.185           --
                                                                     2011   1.095           1.084           --
                                                                     2010   1.001           1.095           --
                                                                     2009   0.826           1.001           --
                                                                     2008   1.075           0.826           --
                                                                     2007   1.046           1.075           --
                                                                     2006   1.002           1.046           --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........ 2012   1.001           1.111           --
                                                                     2011   1.035           1.001           --
                                                                     2010   0.933           1.035           --
                                                                     2009   0.752           0.933           --
                                                                     2008   1.076           0.752           --
                                                                     2007   1.052           1.076           --
                                                                     2006   1.002           1.052           --
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)............................................................. 2012   0.918           1.038           --
                                                                     2011   0.973           0.918           --
                                                                     2010   0.865           0.973           --
                                                                     2009   0.684           0.865           --
                                                                     2008   1.075           0.684           --
                                                                     2007   1.057           1.075           --
                                                                     2006   1.002           1.057           --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2012   0.990           1.120           --
                                                                     2011   0.994           0.990           --
                                                                     2010   0.886           0.994           --
                                                                     2009   0.722           0.886           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2012   1.251           1.365           --
                                                                     2011   1.249           1.251           --
                                                                     2010   1.160           1.249           --
                                                                     2009   0.999           1.160           --
                                                                     2008   1.313           0.999           --
                                                                     2007   1.285           1.313           --
                                                                     2006   1.206           1.285           --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2012   1.227           1.403           --
                                                                     2011   1.241           1.227           --
                                                                     2010   1.137           1.241           --
                                                                     2009   0.960           1.137           --
                                                                     2008   1.451           0.960           --
                                                                     2007   1.376           1.451           --
                                                                     2006   1.248           1.376           --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.889           1.056           --
                                                                        2011   0.991           0.889           --
                                                                        2010   0.872           0.991           --
                                                                        2009   0.636           0.872           --
                                                                        2008   1.092           0.636           --
                                                                        2007   1.048           1.092           --
                                                                        2006   0.996           1.048           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   1.006           1.170           --
                                                                        2011   1.040           1.006           --
                                                                        2010   0.909           1.040           --
                                                                        2009   0.648           0.909           --
                                                                        2008   1.140           0.648           --
                                                                        2007   1.066           1.140           --
                                                                        2006   0.998           1.066           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.396           1.586           --
                                                                        2011   1.404           1.396           --
                                                                        2010   1.063           1.404           --
                                                                        2009   0.783           1.063           --
                                                                        2008   1.194           0.783           --
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)...................................................... 2007   1.139           1.181           --
                                                                        2006   1.075           1.139           --
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *.................................................... 2012   1.171           1.188           --
                                                                        2011   1.130           1.171           --
                                                                        2010   1.088           1.130           --
                                                                        2009   1.063           1.088           --
                                                                        2008   1.086           1.063           --
                                                                        2007   1.061           1.086           --
                                                                        2006   1.028           1.061           --
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.992           0.999           --
                                                                        2005   0.983           0.992           --
                                                                        2004   0.993           0.983           --
                                                                        2003   1.000           0.993           --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)........ 2006   1.088           1.148           --
                                                                        2005   1.050           1.088           --
                                                                        2004   0.991           1.050           --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   1.047           1.067           --
                                                                         2006   1.061           1.047           --
                                                                         2005   1.060           1.061           --
                                                                         2004   0.993           1.060           --
                                                                         2003   1.000           0.993           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.135           1.172           --
                                                                         2008   1.105           1.135           --
                                                                         2007   1.037           1.105           --
                                                                         2006   1.019           1.037           --
                                                                         2005   1.014           1.019           --
                                                                         2004   0.987           1.014           --
                                                                         2003   1.000           0.987           --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   1.854           2.004           --
                                                                         2006   1.480           1.854           --
                                                                         2005   1.346           1.480           --
                                                                         2004   1.182           1.346           --
                                                                         2003   1.000           1.182           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)................. 2007   1.905           2.032           --
                                                                         2006   1.657           1.905           --
                                                                         2005   1.579           1.657           --
                                                                         2004   1.276           1.579           --
                                                                         2003   1.000           1.276           --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................... 2006   1.284           1.365           --
                                                                         2005   1.204           1.284           --
                                                                         2004   1.154           1.204           --
                                                                         2003   1.000           1.154           --
 Travelers Convertible Securities Subaccount (6/03)..................... 2006   1.110           1.181           --
                                                                         2005   1.128           1.110           --
                                                                         2004   1.083           1.128           --
                                                                         2003   1.000           1.083           --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).................. 2006   1.498           1.634           --
                                                                         2005   1.359           1.498           --
                                                                         2004   1.191           1.359           --
                                                                         2003   1.000           1.191           --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Equity Income Subaccount (5/03)............................... 2006   1.262           1.324           --
                                                                          2005   1.232           1.262           --
                                                                          2004   1.144           1.232           --
                                                                          2003   1.000           1.144           --
 Travelers Federated High Yield Subaccount (5/03)........................ 2006   1.164           1.192           --
                                                                          2005   1.158           1.164           --
                                                                          2004   1.070           1.158           --
                                                                          2003   1.000           1.070           --
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.271           1.314           --
                                                                          2005   1.231           1.271           --
                                                                          2004   1.136           1.231           --
                                                                          2003   1.000           1.136           --
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.254           1.291           --
                                                                          2005   1.177           1.254           --
                                                                          2004   1.127           1.177           --
                                                                          2003   1.000           1.127           --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.097           1.165           --
                                                                          2005   1.000           1.097           --
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.028           1.030           --
                                                                          2005   1.000           1.028           --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.064           1.101           --
                                                                          2005   1.000           1.064           --
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)....................................................... 2006   1.075           1.120           --
                                                                          2005   1.000           1.075           --
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)....................................................... 2006   1.044           1.063           --
                                                                          2005   1.000           1.044           --
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.355           1.437           --
                                                                          2005   1.233           1.355           --
                                                                          2004   1.086           1.233           --
                                                                          2003   1.000           1.086           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)................. 2006   1.313           1.387           --
                                                                          2005   1.299           1.313           --
                                                                          2004   1.162           1.299           --
                                                                          2003   1.000           1.162           --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)................... 2006   1.170           1.206           --
                                                                          2005   1.159           1.170           --
                                                                          2004   1.061           1.159           --
                                                                          2003   1.000           1.061           --
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.157           1.248           --
                                                                          2005   1.108           1.157           --
                                                                          2004   0.961           1.108           --
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.423           1.632           --
                                                                          2005   1.325           1.423           --
                                                                          2004   1.168           1.325           --
                                                                          2003   1.000           1.168           --
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.275           1.351           --
                                                                          2005   1.227           1.275           --
                                                                          2004   1.127           1.227           --
                                                                          2003   1.000           1.127           --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.048           1.101           --
                                                                          2005   1.000           1.048           --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.100           1.110           --
                                                                          2005   1.082           1.100           --
                                                                          2004   0.970           1.082           --
 Travelers Quality Bond Subaccount (5/03)................................ 2006   0.999           0.989           --
                                                                          2005   1.003           0.999           --
                                                                          2004   0.991           1.003           --
                                                                          2003   1.000           0.991           --
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.233           1.285           --
                                                                          2005   1.233           1.233           --
                                                                          2004   1.141           1.233           --
                                                                          2003   1.000           1.141           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.104           1.269           --
                                                                          2005   1.000           1.104           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105           1.266           --
                                                                          2005   1.000           1.105           --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.067           1.028           --
                                                                          2005   1.044           1.067           --
                                                                          2004   0.979           1.044           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).......... 2009   0.916           0.887                    --
                                                                2008   1.455           0.916                96,889
                                                                2007   1.520           1.455                96,889
                                                                2006   1.337           1.520                97,093
                                                                2005   1.310           1.337                84,129
                                                                2004   1.138           1.310                    --
                                                                2003   1.000           1.138                    --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.779           0.797                    --
                                                                2008   1.395           0.779                    --
                                                                2007   1.266           1.395                    --
                                                                2006   1.209           1.266                    --
                                                                2005   1.144           1.209                    --
                                                                2004   1.124           1.144                    --
                                                                2003   1.000           1.124                    --



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.193           1.161                      --
                                                                        2005   1.060           1.193                  22,094
                                                                        2004   1.000           1.060                   1,930
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2012   1.360           1.633               2,232,386
                                                                        2011   1.524           1.360               2,612,049
                                                                        2010   1.392           1.524               2,872,485
                                                                        2009   0.998           1.392               3,406,844
                                                                        2008   1.654           0.998               3,868,364
                                                                        2007   1.470           1.654               3,869,749
                                                                        2006   1.246           1.470               3,422,804
                                                                        2005   1.115           1.246               2,447,434
                                                                        2004   1.000           1.115                 102,699
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2012   1.203           1.389               5,358,140
                                                                        2011   1.283           1.203               6,046,677
                                                                        2010   1.103           1.283               6,769,675
                                                                        2009   0.808           1.103               7,352,364
                                                                        2008   1.471           0.808               7,628,848
                                                                        2007   1.337           1.471               7,630,777
                                                                        2006   1.238           1.337               8,366,738
                                                                        2005   1.088           1.238               6,930,184
                                                                        2004   1.000           1.088                 326,545

PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)            UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2012   1.056           1.215               4,986,867
                                                                           2011   1.098           1.056               5,628,934
                                                                           2010   1.006           1.098               6,023,164
                                                                           2009   0.782           1.006               6,546,820
                                                                           2008   1.285           0.782               7,121,717
                                                                           2007   1.248           1.285               7,674,099
                                                                           2006   1.106           1.248               7,687,562
                                                                           2005   1.067           1.106               6,619,910
                                                                           2004   1.000           1.067                 438,687
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)......................................... 2006   1.356           1.340                      --
                                                                           2005   1.171           1.356               1,176,891
                                                                           2004   1.000           1.171                  72,539
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)..................... 2006   1.354           1.760                      --
                                                                           2005   1.290           1.354               1,488,230
                                                                           2004   1.000           1.290                 252,024
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).............. 2008   1.254           1.199                      --
                                                                           2007   1.195           1.254                 285,423
                                                                           2006   1.047           1.195                 282,970
                                                                           2005   1.024           1.047                 269,573
                                                                           2004   1.000           1.024                  11,289
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........ 2008   1.006           0.948                      --
                                                                           2007   1.154           1.006               1,549,790
                                                                           2006   1.136           1.154               1,471,395
                                                                           2005   1.095           1.136               1,012,264
                                                                           2004   1.000           1.095                 103,653
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)....... 2006   1.208           1.311                      --
                                                                           2005   1.119           1.208                 901,142
                                                                           2004   1.000           1.119                  27,184
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)................................................................... 2006   1.209           1.346                      --
                                                                           2005   1.121           1.209                 917,926
                                                                           2004   1.000           1.121                  31,903

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).... 2012   1.293           1.470               2,311,633
                                                                          2011   1.357           1.293               2,680,741
                                                                          2010   1.185           1.357               2,894,124
                                                                          2009   0.893           1.185               3,195,329
                                                                          2008   1.590           0.893               3,310,029
                                                                          2007   1.384           1.590               3,428,176
                                                                          2006   1.267           1.384               3,362,207
                                                                          2005   1.109           1.267               2,591,826
                                                                          2004   1.000           1.109                 178,970
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)......................................................... 2012   1.209           1.447                   3,899
                                                                          2011   1.269           1.209                   4,757
                                                                          2010   1.098           1.269                   4,944
                                                                          2009   0.825           1.098                   5,487
                                                                          2008   1.436           0.825                   6,152
                                                                          2007   1.373           1.436                  12,484
                                                                          2006   1.232           1.373                  12,409
                                                                          2005   1.042           1.232                  12,878
                                                                          2004   1.000           1.042                   6,188
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)................ 2012   1.576           1.769               2,584,984
                                                                          2011   1.804           1.576               2,825,541
                                                                          2010   1.433           1.804               2,961,443
                                                                          2009   1.046           1.433               3,394,164
                                                                          2008   1.768           1.046               3,738,049
                                                                          2007   1.565           1.768               4,025,869
                                                                          2006   1.421           1.565               4,371,181
                                                                          2005   1.229           1.421               3,449,474
                                                                          2004   1.000           1.229                 269,552
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............. 2006   1.194           1.384                      --
                                                                          2005   1.102           1.194               1,431,952
                                                                          2004   1.000           1.102                  25,433
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)........................................................ 2008   2.498           2.269                      --
                                                                          2007   1.980           2.498               1,308,808
                                                                          2006   1.578           1.980               1,256,355
                                                                          2005   1.264           1.578               1,089,482
                                                                          2004   1.000           1.264                  34,135

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)......... 2012   1.227           1.421               1,521,960
                                                                          2011   1.401           1.227               1,699,662
                                                                          2010   1.319           1.401               1,961,001
                                                                          2009   0.982           1.319               2,165,533
                                                                          2008   1.682           0.982               2,140,193
                                                                          2007   1.487           1.682               2,156,235
                                                                          2006   1.250           1.487               2,017,281
                                                                          2005   1.158           1.250               1,677,141
                                                                          2004   1.000           1.158                  45,551
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).......... 2006   1.196           1.427                      --
                                                                          2005   1.121           1.196               1,763,327
                                                                          2004   1.000           1.121                 118,493
High Yield Bond Trust
 High Yield Bond Trust (6/04)............................................ 2006   1.070           1.092                      --
                                                                          2005   1.078           1.070               1,679,828
                                                                          2004   1.007           1.078                 174,953
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................. 2006   1.129           1.164                      --
                                                                          2005   1.070           1.129                      --
                                                                          2004   1.000           1.070                      --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)      2010   1.217           1.232                      --
                                                                          2009   0.989           1.217                      --
                                                                          2008   1.422           0.989                      --
                                                                          2007   1.193           1.422                      --
                                                                          2006   1.145           1.193                      --
                                                                          2005   1.040           1.145                      --
                                                                          2004   1.000           1.040                      --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.492           1.595                      --
                                                                          2010   1.224           1.492                 126,074
                                                                          2009   0.797           1.224                 133,304
                                                                          2008   1.451           0.797                 180,214
                                                                          2007   1.217           1.451                 164,752
                                                                          2006   1.152           1.217                  78,955
                                                                          2005   1.054           1.152                  86,738
                                                                          2004   1.000           1.054                  10,943
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.394           1.311                      --
                                                                          2007   1.301           1.394                      --
                                                                          2006   1.126           1.301                      --
                                                                          2005   1.089           1.126                      --
                                                                          2004   1.000           1.089                      --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................... 2006   1.149           1.284                      --
                                                                  2005   1.128           1.149                 665,019
                                                                  2004   1.000           1.128                  51,497
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.153           1.341                 653,001
                                                                  2011   1.149           1.153                 914,684
                                                                  2010   0.938           1.149               1,080,768
                                                                  2009   0.711           0.938               1,176,257
                                                                  2008   1.218           0.711               1,353,443
                                                                  2007   1.267           1.218               1,377,455
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).......................................................... 2012   1.172           1.332                  76,764
                                                                  2011   1.166           1.172                  79,489
                                                                  2010   1.057           1.166                  81,169
                                                                  2009   0.884           1.057                  80,730
                                                                  2008   1.276           0.884                  82,844
                                                                  2007   1.236           1.276                  92,312
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)..................................... 2012   1.024           1.153                 286,567
                                                                  2011   1.114           1.024                 337,799
                                                                  2010   0.975           1.114                 362,923
                                                                  2009   0.769           0.975                 382,158
                                                                  2008   1.238           0.769                 417,825
                                                                  2007   1.297           1.238                 465,377
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   0.967           1.140                 219,339
                                                                  2011   0.993           0.967                 252,365
                                                                  2010   0.923           0.993                 264,814
                                                                  2009   0.662           0.923                 266,162
                                                                  2008   1.077           0.662                 268,783
                                                                  2007   1.079           1.077                 267,544
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.129           1.288                 370,291
                                                                  2011   1.098           1.129                 441,080
                                                                  2010   1.024           1.098                 463,572
                                                                  2009   0.839           1.024                 470,253
                                                                  2008   1.331           0.839                 468,753
                                                                  2007   1.308           1.331                 549,385
                                                                  2006   1.129           1.308                 531,050
                                                                  2005   1.081           1.129                 252,372
                                                                  2004   1.000           1.081                  37,417

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)............................................... 2012   1.415           1.655                 439,376
                                                                 2011   1.424           1.415                 536,498
                                                                 2010   1.161           1.424                 557,714
                                                                 2009   0.830           1.161                 659,811
                                                                 2008   1.429           0.830                 686,747
                                                                 2007   1.326           1.429                 675,600
                                                                 2006   1.200           1.326                 698,488
                                                                 2005   1.168           1.200                 648,799
                                                                 2004   1.000           1.168                 119,827
 LMPVET Equity Index Subaccount (Class II) (5/03)............... 2009   0.777           0.755                      --
                                                                 2008   1.269           0.777               1,662,680
                                                                 2007   1.234           1.269               1,701,241
                                                                 2006   1.094           1.234               1,787,149
                                                                 2005   1.072           1.094               1,778,795
                                                                 2004   1.000           1.072                 310,379
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04)......................................................... 2012   1.199           1.300                  82,793
                                                                 2011   1.224           1.199                  81,916
                                                                 2010   1.114           1.224                  97,012
                                                                 2009   0.925           1.114                 105,126
                                                                 2008   1.263           0.925                  95,379
                                                                 2007   1.162           1.263                 102,530
                                                                 2006   1.102           1.162                 101,380
                                                                 2005   1.077           1.102                  68,550
                                                                 2004   1.000           1.077                  11,365
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................ 2011   0.965           0.952                      --
                                                                 2010   0.902           0.965                 462,714
                                                                 2009   0.784           0.902                 473,513
                                                                 2008   1.015           0.784                 471,941
                                                                 2007   1.022           1.015                 559,477
                                                                 2006   1.002           1.022                 629,039
                                                                 2005   0.999           1.002                 584,191
                                                                 2004   1.000           0.999                  55,228
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................... 2007   1.249           1.309                      --
                                                                 2006   1.079           1.249                 609,853
                                                                 2005   1.059           1.079                 552,573
                                                                 2004   1.000           1.059                  81,667

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)................ 2007   1.045           1.087                      --
                                                                     2006   1.023           1.045                 334,491
                                                                     2005   0.992           1.023                 302,703
                                                                     2004   1.000           0.992                  97,956
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).............. 2007   1.237           1.279                      --
                                                                     2006   1.137           1.237               1,696,269
                                                                     2005   1.056           1.137               1,652,019
                                                                     2004   1.000           1.056                 158,847
 LMPVPII Growth and Income Subaccount (Class I) (7/03).............. 2007   1.193           1.244                      --
                                                                     2006   1.083           1.193                 134,641
                                                                     2005   1.067           1.083                 127,168
                                                                     2004   1.000           1.067                  34,220
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.280           1.328                      --
                                                                     2006   1.114           1.280               2,895,639
                                                                     2005   1.101           1.114               2,465,777
                                                                     2004   1.000           1.101                  59,185
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.355           1.492                      --
                                                                     2006   1.233           1.355               1,638,645
                                                                     2005   1.162           1.233               1,646,916
                                                                     2004   1.000           1.162                  31,511
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.092           1.125                      --
                                                                     2005   1.073           1.092                 457,636
                                                                     2004   1.000           1.073                  82,439
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.328           1.278                      --
                                                                     2007   1.278           1.328                 398,377
                                                                     2006   1.346           1.278                 374,224
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2012   1.444           1.654               1,333,687
                                                                     2011   1.437           1.444               1,480,432
                                                                     2010   1.262           1.437               1,566,878
                                                                     2009   0.874           1.262               1,794,506
                                                                     2008   1.175           0.874               2,008,039
                                                                     2007   1.168           1.175               2,578,175
                                                                     2006   1.111           1.168                 597,716
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.384           1.449                      --
                                                                     2006   1.310           1.384                 921,759

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.121           1.246                 662,464
                                                                         2011   1.142           1.121                 717,999
                                                                         2010   1.035           1.142                 850,588
                                                                         2009   0.886           1.035                 797,284
                                                                         2008   1.443           0.886                 788,207
                                                                         2007   1.436           1.443                 930,515
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.814           1.007               1,236,261
                                                                         2011   0.877           0.814               1,429,434
                                                                         2010   0.770           0.877               1,798,332
                                                                         2009   0.581           0.770               2,034,861
                                                                         2008   1.015           0.581               2,226,372
                                                                         2007   1.216           1.015               2,315,406
                                                                         2006   1.003           1.216               2,602,053
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.247           1.412                  33,707
                                                                         2011   1.416           1.247                  40,574
                                                                         2010   1.209           1.416                  32,072
                                                                         2009   0.956           1.209                  28,271
                                                                         2008   1.305           0.956                  20,778
                                                                         2007   1.345           1.305                  21,288
                                                                         2006   1.266           1.345                  30,034
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.283           1.628                 488,323
                                                                         2011   1.523           1.283                 521,034
                                                                         2010   1.332           1.523                 556,598
                                                                         2009   0.875           1.332                 513,486
                                                                         2008   1.506           0.875                 649,249
                                                                         2007   1.551           1.506                 655,318
                                                                         2006   1.411           1.551                 658,036
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2012   1.304           1.514                  56,276
                                                                         2011   1.342           1.304                  55,365
                                                                         2010   1.083           1.342                  58,071
                                                                         2009   0.824           1.083                  71,097
                                                                         2008   1.370           0.824                  75,328
                                                                         2007   1.255           1.370                  77,035
                                                                         2006   1.269           1.255                  22,821
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   1.365           1.643                 692,048
                                                                         2011   1.503           1.365                 820,932
                                                                         2010   1.399           1.503                 980,337
                                                                         2009   0.997           1.399               1,028,462
                                                                         2008   1.751           0.997               1,170,190
                                                                         2007   1.370           1.751               1,153,308
                                                                         2006   1.340           1.370               1,349,965

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 2009   0.905
                                                                             2008   1.235
                                                                             2007   1.186
                                                                             2006   1.125
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2012   1.461
                                                                             2011   1.423
                                                                             2010   1.283
                                                                             2009   0.955
                                                                             2008   1.195
                                                                             2007   1.142
                                                                             2006   1.093
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 2012   0.909
                                                                             2011   0.963
                                                                             2010   0.783
                                                                             2009   0.632
                                                                             2008   1.053
                                                                             2007   1.069
                                                                             2006   0.964
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.726
                                                                             2008   1.292
                                                                             2007   1.178
                                                                             2006   1.197
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 2012   0.838
                                                                             2011   0.983
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2012   1.657
                                                                             2011   2.081
                                                                             2010   1.718
                                                                             2009   1.038
                                                                             2008   2.272
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 2012   1.249
                                                                             2011   1.428
                                                                             2010   1.308
                                                                             2009   1.015
                                                                             2008   1.798
                                                                             2007   1.717



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 0.893                      --
                                                                             0.905                 819,159
                                                                             1.235                 808,668
                                                                             1.186                 553,746
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 1.620                 422,819
                                                                             1.461                 460,150
                                                                             1.423                 696,118
                                                                             1.283                 374,879
                                                                             0.955                 445,126
                                                                             1.195                 448,164
                                                                             1.142                 389,792
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 1.021               1,203,832
                                                                             0.909               1,327,691
                                                                             0.963               1,550,510
                                                                             0.783               1,846,360
                                                                             0.632               1,974,778
                                                                             1.053               2,083,924
                                                                             1.069                  37,558
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 0.689                      --
                                                                             0.726                 460,310
                                                                             1.292                 442,177
                                                                             1.178                 427,187
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 0.958                 313,512
                                                                             0.838                 326,120
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 1.930                 904,204
                                                                             1.657                 962,996
                                                                             2.081                 989,469
                                                                             1.718               1,094,839
                                                                             1.038               1,297,575
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 1.428                 644,823
                                                                             1.249                 742,717
                                                                             1.428                 806,057
                                                                             1.308                 899,599
                                                                             1.015                 818,702
                                                                             1.798                  63,623

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST MLA Mid Cap Subaccount (Class A) (4/08)..................... 2012   1.213           1.254                 254,001
                                                                   2011   1.305           1.213                 290,789
                                                                   2010   1.080           1.305                 298,228
                                                                   2009   0.804           1.080                 316,927
                                                                   2008   1.276           0.804                 330,311
 MIST MLA Mid Cap Subaccount (Class B) (4/07)..................... 2012   1.006           1.038                 305,079
                                                                   2011   1.084           1.006                 411,374
                                                                   2010   0.901           1.084                 344,056
                                                                   2009   0.672           0.901                 471,353
                                                                   2008   1.112           0.672                 476,038
                                                                   2007   1.259           1.112                 158,062
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) * 2012   1.397           1.496               1,792,682
                                                                   2011   1.279           1.397               1,758,700
                                                                   2010   1.209           1.279               1,877,063
                                                                   2009   1.042           1.209               1,605,253
                                                                   2008   1.139           1.042               1,601,290
                                                                   2007   1.079           1.139               1,975,883
 MIST PIMCO Total Return Subaccount (Class B) (5/09).............. 2012   1.438           1.540               5,458,014
                                                                   2011   1.423           1.438               5,532,907
                                                                   2010   1.343           1.423               4,464,553
                                                                   2009   1.209           1.343               4,804,848
 MIST Pioneer Fund Subaccount (Class A) (4/06).................... 2012   1.130           1.224                 161,255
                                                                   2011   1.208           1.130                 169,526
                                                                   2010   1.061           1.208                 170,942
                                                                   2009   0.874           1.061                 161,052
                                                                   2008   1.328           0.874                 196,929
                                                                   2007   1.291           1.328                 205,133
                                                                   2006   1.205           1.291                 203,966
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)........... 2007   1.155           1.273                      --
                                                                   2006   1.101           1.155                 141,109
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)........ 2012   1.555           1.700               2,029,783
                                                                   2011   1.531           1.555               2,129,139
                                                                   2010   1.393           1.531               2,196,655
                                                                   2009   1.068           1.393               2,292,609
                                                                   2008   1.222           1.068               2,537,774
                                                                   2007   1.170           1.222               2,870,206
                                                                   2006   1.133           1.170               3,032,011
 MIST RCM Technology Subaccount (Class B) (5/11).................. 2012   1.280           1.406                  95,700
                                                                   2011   1.588           1.280                 142,220

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.855           0.988               3,990,959
                                                                          2011   0.909           0.855               4,560,706
                                                                          2010   0.793           0.909               5,475,523
                                                                          2009   0.683           0.793               5,861,192
                                                                          2008   1.094           0.683               6,465,586
                                                                          2007   1.074           1.094               7,175,494
                                                                          2006   1.001           1.074               4,279,681
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.869           1.005               2,673,185
                                                                          2011   0.975           0.869               3,033,054
                                                                          2010   0.830           0.975               3,383,972
                                                                          2009   0.670           0.830               3,792,988
                                                                          2008   0.974           0.670               4,024,446
                                                                          2007   1.026           0.974               5,073,874
                                                                          2006   1.003           1.026               2,539,054
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.070           1.242               1,184,081
                                                                          2011   1.108           1.070               1,503,272
                                                                          2010   0.985           1.108               1,625,658
                                                                          2009   0.792           0.985               1,826,382
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.096           1.190                 326,432
                                                                          2011   1.155           1.096                 340,343
                                                                          2010   1.023           1.155                 369,295
                                                                          2009   0.700           1.023                 394,854
                                                                          2008   1.317           0.700                 440,572
                                                                          2007   1.116           1.317                 400,200
                                                                          2006   1.147           1.116                 472,077
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2012   1.234           1.301               1,146,666
                                                                          2011   1.182           1.234               1,061,286
                                                                          2010   1.114           1.182               1,527,419
                                                                          2009   1.039           1.114               1,270,284
                                                                          2008   1.098           1.039               1,310,534
                                                                          2007   1.054           1.098               1,803,466
                                                                          2006   1.018           1.054               1,254,251
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2012   1.146           1.262                 610,589
                                                                          2011   1.127           1.146                 634,175
                                                                          2010   1.049           1.127                 642,945
                                                                          2009   0.907           1.049                 721,694

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)................................................................. 2012   0.901           1.009               1,266,767
                                                                         2011   1.010           0.901               1,420,527
                                                                         2010   0.860           1.010               1,576,099
                                                                         2009   0.685           0.860               1,835,589
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................. 2012   1.010           0.989               4,464,575
                                                                         2011   1.031           1.010               4,936,230
                                                                         2010   1.052           1.031               4,377,837
                                                                         2009   1.069           1.052               6,208,533
                                                                         2008   1.061           1.069               6,064,712
                                                                         2007   1.031           1.061               4,327,560
                                                                         2006   1.011           1.031               3,617,525
 MSF Davis Venture Value Subaccount (Class A) (4/08).................... 2012   0.980           1.084                 207,702
                                                                         2011   1.043           0.980                 244,884
                                                                         2010   0.950           1.043                 311,773
                                                                         2009   0.735           0.950                 320,611
                                                                         2008   1.194           0.735                 307,581
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.640           0.667                      --
                                                                         2008   1.184           0.640               1,494,816
                                                                         2007   1.163           1.184               1,531,523
                                                                         2006   1.151           1.163               1,588,244
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2012   0.907           1.028                 729,267
                                                                         2011   0.988           0.907                 775,303
                                                                         2010   0.881           0.988                 835,687
                                                                         2009   0.739           0.881               1,070,794
                                                                         2008   1.236           0.739               1,065,755
                                                                         2007   1.212           1.236               1,175,885
                                                                         2006   1.185           1.212               1,127,351
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.911           0.986                      --
                                                                         2010   0.804           0.911                 380,662
                                                                         2009   0.624           0.804                 397,181
                                                                         2008   1.069           0.624                 399,913
                                                                         2007   1.057           1.069                 519,603
                                                                         2006   1.002           1.057                 706,237
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.161           1.242               2,163,806
                                                                         2011   1.148           1.161               1,982,968
                                                                         2010   1.065           1.148               1,996,981
                                                                         2009   0.902           1.065               2,031,931
                                                                         2008   1.075           0.902               1,776,602
                                                                         2007   1.040           1.075               1,619,797
                                                                         2006   1.001           1.040               1,629,306

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)................................................... 2012   1.081           1.181           1,483,922
                                                                     2011   1.092           1.081           1,195,959
                                                                     2010   1.000           1.092           1,142,078
                                                                     2009   0.825           1.000           1,151,609
                                                                     2008   1.074           0.825           1,248,009
                                                                     2007   1.046           1.074           1,473,563
                                                                     2006   1.002           1.046           1,126,245
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........ 2012   0.998           1.107           3,521,658
                                                                     2011   1.033           0.998           3,947,315
                                                                     2010   0.931           1.033           4,201,961
                                                                     2009   0.751           0.931           4,112,266
                                                                     2008   1.075           0.751           4,268,478
                                                                     2007   1.051           1.075           4,727,370
                                                                     2006   1.002           1.051           4,608,518
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)............................................................. 2012   0.915           1.034           1,059,599
                                                                     2011   0.971           0.915           1,121,466
                                                                     2010   0.864           0.971           1,344,374
                                                                     2009   0.683           0.864           1,783,150
                                                                     2008   1.074           0.683           1,984,349
                                                                     2007   1.056           1.074           3,042,363
                                                                     2006   1.002           1.056           2,661,428
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2012   0.987           1.116           1,415,781
                                                                     2011   0.991           0.987           1,594,495
                                                                     2010   0.884           0.991           2,213,548
                                                                     2009   0.721           0.884           2,295,293
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2012   1.181           1.288           3,068,160
                                                                     2011   1.179           1.181           3,418,569
                                                                     2010   1.095           1.179           3,806,803
                                                                     2009   0.945           1.095           4,242,539
                                                                     2008   1.241           0.945           4,744,697
                                                                     2007   1.216           1.241           5,727,520
                                                                     2006   1.141           1.216           5,376,250
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2012   1.245           1.422           1,158,175
                                                                     2011   1.260           1.245           1,305,390
                                                                     2010   1.154           1.260           1,532,617
                                                                     2009   0.975           1.154           1,651,085
                                                                     2008   1.475           0.975           1,891,735
                                                                     2007   1.399           1.475           2,090,425
                                                                     2006   1.270           1.399           1,760,576

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.887           1.053               2,125,285
                                                                        2011   0.988           0.887               2,402,003
                                                                        2010   0.870           0.988               2,643,380
                                                                        2009   0.635           0.870               2,880,492
                                                                        2008   1.091           0.635               3,261,405
                                                                        2007   1.048           1.091               3,475,687
                                                                        2006   0.996           1.048               3,543,586
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   1.003           1.166                  47,741
                                                                        2011   1.038           1.003                  89,453
                                                                        2010   0.907           1.038                  93,124
                                                                        2009   0.647           0.907                 107,698
                                                                        2008   1.139           0.647                  88,269
                                                                        2007   1.066           1.139                 101,732
                                                                        2006   0.998           1.066                  26,363
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.225           1.391               1,050,417
                                                                        2011   1.233           1.225               1,221,513
                                                                        2010   0.934           1.233               1,273,867
                                                                        2009   0.688           0.934               1,433,813
                                                                        2008   1.050           0.688               1,522,492
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)...................................................... 2007   1.157           1.199                      --
                                                                        2006   1.092           1.157               1,967,121
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *.................................................... 2012   1.201           1.218               1,125,259
                                                                        2011   1.160           1.201               1,201,902
                                                                        2010   1.117           1.160               1,236,617
                                                                        2009   1.092           1.117               1,329,086
                                                                        2008   1.117           1.092               1,362,887
                                                                        2007   1.091           1.117               1,626,772
                                                                        2006   1.057           1.091               1,694,959
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   1.004           1.011                      --
                                                                        2005   0.996           1.004               1,698,242
                                                                        2004   1.000           0.996                 106,869
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)........ 2006   1.103           1.164                      --
                                                                        2005   1.064           1.103               1,603,777
                                                                        2004   1.000           1.064                 437,585

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   1.055           1.075                      --
                                                                         2006   1.069           1.055               1,899,386
                                                                         2005   1.069           1.069               1,591,187
                                                                         2004   1.000           1.069                 192,626
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.168           1.205                      --
                                                                         2008   1.138           1.168               4,181,671
                                                                         2007   1.068           1.138               5,335,536
                                                                         2006   1.050           1.068               5,477,660
                                                                         2005   1.046           1.050               4,662,090
                                                                         2004   1.000           1.046                 670,301
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   1.597           1.726                      --
                                                                         2006   1.276           1.597                      --
                                                                         2005   1.161           1.276                      --
                                                                         2004   1.000           1.161                      --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)................. 2007   1.440           1.536                      --
                                                                         2006   1.253           1.440               2,066,452
                                                                         2005   1.195           1.253               1,902,274
                                                                         2004   1.000           1.195                 111,744
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................... 2006   1.125           1.197                      --
                                                                         2005   1.056           1.125                 409,708
                                                                         2004   1.000           1.056                  42,426
 Travelers Convertible Securities Subaccount (6/03)..................... 2006   1.027           1.093                      --
                                                                         2005   1.044           1.027                 209,373
                                                                         2004   1.000           1.044                   8,712
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).................. 2006   1.234           1.346                      --
                                                                         2005   1.121           1.234                 279,051
                                                                         2004   1.000           1.121                  63,337
 Travelers Equity Income Subaccount (5/03).............................. 2006   1.130           1.185                      --
                                                                         2005   1.104           1.130               1,007,488
                                                                         2004   1.000           1.104                 109,314
 Travelers Federated High Yield Subaccount (5/03)....................... 2006   1.085           1.111                      --
                                                                         2005   1.080           1.085                 598,612
                                                                         2004   1.000           1.080                  68,480

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.116           1.153                      --
                                                                          2005   1.081           1.116                   3,957
                                                                          2004   1.000           1.081                      --
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.118           1.151                      --
                                                                          2005   1.050           1.118               1,418,767
                                                                          2004   1.000           1.050                 128,216
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.097           1.165                      --
                                                                          2005   1.000           1.097                 489,349
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.028           1.030                      --
                                                                          2005   1.000           1.028                 955,740
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.064           1.100                      --
                                                                          2005   1.000           1.064               3,453,005
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)....................................................... 2006   1.074           1.119                      --
                                                                          2005   1.000           1.074               1,815,494
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)....................................................... 2006   1.044           1.063                      --
                                                                          2005   1.000           1.044                 312,401
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.236           1.310                      --
                                                                          2005   1.126           1.236                 735,211
                                                                          2004   1.000           1.126                  10,467
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)................. 2006   1.086           1.147                      --
                                                                          2005   1.075           1.086                 488,365
                                                                          2004   1.000           1.075                 125,343
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)................... 2006   1.107           1.141                      --
                                                                          2005   1.097           1.107               4,467,136
                                                                          2004   1.000           1.097                 170,830
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.177           1.270                      --
                                                                          2005   1.128           1.177               1,369,480
                                                                          2004   1.000           1.128                 140,941
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.231           1.411                      --
                                                                          2005   1.147           1.231                 329,605
                                                                          2004   1.000           1.147                  56,547

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.137           1.205                      --
                                                                          2005   1.095           1.137                 230,822
                                                                          2004   1.000           1.095                      --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.047           1.101                      --
                                                                          2005   1.000           1.047                 110,831
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.123           1.133                      --
                                                                          2005   1.106           1.123               2,170,620
                                                                          2004   1.000           1.106                  35,566
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.029           1.018                      --
                                                                          2005   1.033           1.029               1,124,066
                                                                          2004   1.000           1.033                 439,326
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.099           1.145                      --
                                                                          2005   1.100           1.099                 119,498
                                                                          2004   1.000           1.100                   4,346
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.104           1.269                      --
                                                                          2005   1.000           1.104                  18,713
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105           1.266                      --
                                                                          2005   1.000           1.105                   6,935
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.098           1.057                      --
                                                                          2005   1.074           1.098               1,533,044
                                                                          2004   1.000           1.074                 100,757
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).................... 2009   0.791           0.766                      --
                                                                          2008   1.257           0.791               2,287,184
                                                                          2007   1.314           1.257               2,515,110
                                                                          2006   1.156           1.314               2,548,452
                                                                          2005   1.133           1.156               2,545,186
                                                                          2004   1.000           1.133                 100,005
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.706           0.722                      --
                                                                          2008   1.266           0.706                      --
                                                                          2007   1.149           1.266                      --
                                                                          2006   1.098           1.149                      --
                                                                          2005   1.039           1.098                      --
                                                                          2004   1.000           1.039                      --

                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.363           1.326                      --
                                                                        2005   1.212           1.363                 343,834
                                                                        2004   1.142           1.212                 349,162
                                                                        2003   1.000           1.142                  58,742
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2012   1.777           2.132               1,247,605
                                                                        2011   1.992           1.777               1,532,422
                                                                        2010   1.820           1.992               1,963,986
                                                                        2009   1.306           1.820               2,113,567
                                                                        2008   2.165           1.306               2,246,236
                                                                        2007   1.925           2.165               2,321,629
                                                                        2006   1.633           1.925               2,424,248
                                                                        2005   1.461           1.633               2,421,457
                                                                        2004   1.315           1.461               1,719,677
                                                                        2003   1.000           1.315                  98,325
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2012   1.523           1.758               4,927,164
                                                                        2011   1.625           1.523               5,758,110
                                                                        2010   1.398           1.625               6,547,034
                                                                        2009   1.024           1.398               7,093,555
                                                                        2008   1.867           1.024               7,718,571
                                                                        2007   1.697           1.867               8,017,365
                                                                        2006   1.573           1.697               8,919,985
                                                                        2005   1.382           1.573               8,936,004
                                                                        2004   1.255           1.382               5,386,219
                                                                        2003   1.000           1.255                 498,941
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2012   1.335           1.536               5,010,171
                                                                        2011   1.389           1.335               5,965,387
                                                                        2010   1.273           1.389               7,236,668
                                                                        2009   0.990           1.273               7,607,627
                                                                        2008   1.627           0.990               8,468,501
                                                                        2007   1.582           1.627               9,041,374
                                                                        2006   1.403           1.582               9,635,934
                                                                        2005   1.353           1.403               9,693,323
                                                                        2004   1.252           1.353               5,165,721
                                                                        2003   1.000           1.252                 561,577
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)...................................... 2006   1.642           1.622                      --
                                                                        2005   1.419           1.642                 741,870
                                                                        2004   1.212           1.419                 307,989
                                                                        2003   1.000           1.212                  80,503

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)........................ 2006   1.701
                                                                              2005   1.621
                                                                              2004   1.260
                                                                              2003   1.000
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................. 2008   1.468
                                                                              2007   1.400
                                                                              2006   1.227
                                                                              2005   1.201
                                                                              2004   1.167
                                                                              2003   1.000
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   1.279
                                                                              2007   1.469
                                                                              2006   1.446
                                                                              2005   1.395
                                                                              2004   1.280
                                                                              2003   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.301
                                                                              2005   1.206
                                                                              2004   1.078
                                                                              2003   1.000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 2006   1.298
                                                                              2005   1.204
                                                                              2004   1.071
                                                                              2003   1.000
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2012   1.618
                                                                              2011   1.700
                                                                              2010   1.485
                                                                              2009   1.119
                                                                              2008   1.994
                                                                              2007   1.736
                                                                              2006   1.591
                                                                              2005   1.393
                                                                              2004   1.235
                                                                              2003   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)........................ 2.209                      --
                                                                              1.701               2,087,208
                                                                              1.621               1,052,167
                                                                              1.260                 120,095
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................. 1.403                      --
                                                                              1.468                 310,671
                                                                              1.400                 339,545
                                                                              1.227                 322,564
                                                                              1.201                 279,194
                                                                              1.167                  73,771
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 1.206                      --
                                                                              1.279               1,710,107
                                                                              1.469               1,890,021
                                                                              1.446               2,001,004
                                                                              1.395               1,244,600
                                                                              1.280                 166,225
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 1.412                      --
                                                                              1.301               2,614,343
                                                                              1.206               1,355,470
                                                                              1.078                      --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 1.445                      --
                                                                              1.298               1,534,424
                                                                              1.204                 752,043
                                                                              1.071                      --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 1.840               2,154,774
                                                                              1.618               2,381,921
                                                                              1.700               2,582,351
                                                                              1.485               2,732,046
                                                                              1.119               3,075,786
                                                                              1.994               3,515,653
                                                                              1.736               3,315,493
                                                                              1.591               3,246,857
                                                                              1.393               1,658,416
                                                                              1.235                 322,504

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)........................................................ 2012   1.354           1.621                  73,392
                                                                         2011   1.422           1.354                 114,920
                                                                         2010   1.231           1.422                 123,556
                                                                         2009   0.926           1.231                 126,613
                                                                         2008   1.612           0.926                 134,916
                                                                         2007   1.543           1.612                 161,283
                                                                         2006   1.384           1.543                 195,010
                                                                         2005   1.171           1.384                 180,171
                                                                         2004   1.181           1.171                 128,822
                                                                         2003   1.000           1.181                  36,855
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............... 2012   2.193           2.460               1,531,778
                                                                         2011   2.512           2.193               1,810,500
                                                                         2010   1.995           2.512               2,333,813
                                                                         2009   1.458           1.995               2,559,728
                                                                         2008   2.465           1.458               2,866,645
                                                                         2007   2.183           2.465               3,059,518
                                                                         2006   1.983           2.183               3,019,813
                                                                         2005   1.716           1.983               3,083,672
                                                                         2004   1.406           1.716               1,606,538
                                                                         2003   1.000           1.406                 117,973
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............ 2006   1.436           1.665                      --
                                                                         2005   1.327           1.436               1,605,512
                                                                         2004   1.203           1.327               1,107,519
                                                                         2003   1.000           1.203                 214,291
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)....................................................... 2008   3.552           3.227                      --
                                                                         2007   2.817           3.552               1,164,679
                                                                         2006   2.246           2.817               1,177,668
                                                                         2005   1.800           2.246               1,082,179
                                                                         2004   1.474           1.800                 662,560
                                                                         2003   1.000           1.474                  21,549
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.633           1.891               1,487,788
                                                                         2011   1.867           1.633               1,773,593
                                                                         2010   1.758           1.867               1,936,899
                                                                         2009   1.310           1.758               2,042,661
                                                                         2008   2.244           1.310               2,369,655
                                                                         2007   1.985           2.244               2,543,699
                                                                         2006   1.669           1.985               2,903,825
                                                                         2005   1.547           1.669               2,796,139
                                                                         2004   1.333           1.547               1,576,308
                                                                         2003   1.104           1.333                 160,582

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).......... 2006   1.602           1.911                      --
                                                                          2005   1.503           1.602               2,824,330
                                                                          2004   1.323           1.503               1,519,416
                                                                          2003   1.000           1.323                 131,611
High Yield Bond Trust
 High Yield Bond Trust (6/04)............................................ 2006   1.051           1.073                      --
                                                                          2005   1.059           1.051                 807,731
                                                                          2004   0.990           1.059                 182,003
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................. 2006   1.219           1.257                      --
                                                                          2005   1.156           1.219                 183,354
                                                                          2004   1.090           1.156                 172,027
                                                                          2003   1.000           1.090                  61,401
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)      2010   1.550           1.569                      --
                                                                          2009   1.260           1.550                 157,600
                                                                          2008   1.813           1.260                 164,954
                                                                          2007   1.521           1.813                 179,838
                                                                          2006   1.461           1.521                 221,719
                                                                          2005   1.328           1.461                 225,844
                                                                          2004   1.188           1.328                 253,919
                                                                          2003   1.000           1.188                  63,985
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.919           2.051                      --
                                                                          2010   1.576           1.919                 544,186
                                                                          2009   1.026           1.576                 592,901
                                                                          2008   1.869           1.026                 596,411
                                                                          2007   1.569           1.869                 601,276
                                                                          2006   1.486           1.569                 233,502
                                                                          2005   1.360           1.486                 223,695
                                                                          2004   1.381           1.360                 193,118
                                                                          2003   1.000           1.381                  47,837
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.635           1.538                      --
                                                                          2007   1.527           1.635                 170,072
                                                                          2006   1.322           1.527                 169,546
                                                                          2005   1.279           1.322                 184,033
                                                                          2004   1.249           1.279                 199,306
                                                                          2003   1.000           1.249                 107,536
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................... 2006   1.523           1.702                      --
                                                                          2005   1.496           1.523                 958,501
                                                                          2004   1.330           1.496                 590,570
                                                                          2003   1.000           1.330                  79,753

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.475           1.715                 389,144
                                                                  2011   1.470           1.475                 468,281
                                                                  2010   1.201           1.470                 543,132
                                                                  2009   0.911           1.201                 717,738
                                                                  2008   1.562           0.911                 810,739
                                                                  2007   1.625           1.562               1,175,628
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).......................................................... 2012   1.422           1.615                 250,871
                                                                  2011   1.416           1.422                 244,160
                                                                  2010   1.284           1.416                 335,548
                                                                  2009   1.074           1.284                 398,461
                                                                  2008   1.551           1.074                 427,872
                                                                  2007   1.503           1.551                 467,471
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)..................................... 2012   1.334           1.502                 537,521
                                                                  2011   1.453           1.334                 693,937
                                                                  2010   1.272           1.453                 711,759
                                                                  2009   1.004           1.272                 812,464
                                                                  2008   1.617           1.004                 902,809
                                                                  2007   1.694           1.617                 998,239
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.245           1.467                 176,966
                                                                  2011   1.280           1.245                 258,960
                                                                  2010   1.190           1.280                 306,573
                                                                  2009   0.854           1.190                 325,132
                                                                  2008   1.390           0.854                 371,103
                                                                  2007   1.393           1.390                 449,572
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.428           1.628                 104,101
                                                                  2011   1.389           1.428                 100,814
                                                                  2010   1.296           1.389                 124,583
                                                                  2009   1.063           1.296                 159,638
                                                                  2008   1.686           1.063                 180,595
                                                                  2007   1.657           1.686                 296,043
                                                                  2006   1.431           1.657                 305,865
                                                                  2005   1.372           1.431                 334,372
                                                                  2004   1.269           1.372                 301,312
                                                                  2003   1.000           1.269                  55,434

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)............................................... 2012   1.938           2.267                 360,566
                                                                 2011   1.952           1.938                 415,904
                                                                 2010   1.593           1.952                 492,685
                                                                 2009   1.139           1.593                 580,193
                                                                 2008   1.962           1.139                 680,976
                                                                 2007   1.822           1.962                 972,287
                                                                 2006   1.650           1.822               1,083,714
                                                                 2005   1.606           1.650               1,091,263
                                                                 2004   1.425           1.606                 764,608
                                                                 2003   1.000           1.425                  92,033
 LMPVET Equity Index Subaccount (Class II) (5/03)............... 2009   0.943           0.917                      --
                                                                 2008   1.541           0.943               1,605,616
                                                                 2007   1.500           1.541               2,056,807
                                                                 2006   1.331           1.500               2,279,284
                                                                 2005   1.304           1.331               2,386,302
                                                                 2004   1.208           1.304               2,052,173
                                                                 2003   1.000           1.208                 309,180
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04)......................................................... 2012   1.156           1.253                  90,996
                                                                 2011   1.180           1.156                 120,337
                                                                 2010   1.075           1.180                 126,347
                                                                 2009   0.894           1.075                 118,647
                                                                 2008   1.220           0.894                 160,007
                                                                 2007   1.124           1.220                  60,495
                                                                 2006   1.065           1.124                  61,603
                                                                 2005   1.042           1.065                  69,952
                                                                 2004   0.945           1.042                  11,831
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................ 2011   0.951           0.938                      --
                                                                 2010   0.889           0.951                 363,075
                                                                 2009   0.773           0.889                 438,436
                                                                 2008   1.002           0.773                 502,575
                                                                 2007   1.010           1.002                 606,203
                                                                 2006   0.990           1.010                 841,411
                                                                 2005   0.988           0.990                 910,340
                                                                 2004   0.997           0.988                 675,999
                                                                 2003   1.000           0.997                 234,838

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)........................ 2007   1.632           1.710                      --
                                                                    2006   1.411           1.632               1,037,127
                                                                    2005   1.385           1.411               1,072,017
                                                                    2004   1.306           1.385                 837,152
                                                                    2003   1.000           1.306                 131,911
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............... 2007   1.349           1.403                      --
                                                                    2006   1.322           1.349                 524,198
                                                                    2005   1.283           1.322                 554,845
                                                                    2004   1.303           1.283                 498,159
                                                                    2003   1.000           1.303                 111,400
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)............. 2007   1.587           1.640                      --
                                                                    2006   1.459           1.587               1,326,883
                                                                    2005   1.356           1.459               1,399,865
                                                                    2004   1.269           1.356                 877,342
                                                                    2003   1.000           1.269                  55,984
 LMPVPII Growth and Income Subaccount (Class I) (7/03)............. 2007   1.451           1.513                      --
                                                                    2006   1.319           1.451                 492,473
                                                                    2005   1.299           1.319                 501,683
                                                                    2004   1.224           1.299                 472,835
                                                                    2003   1.000           1.224                 145,623
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)........ 2007   1.587           1.646                      --
                                                                    2006   1.381           1.587               3,589,692
                                                                    2005   1.366           1.381               3,531,171
                                                                    2004   1.239           1.366               1,425,542
                                                                    2003   1.000           1.239                 156,220
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............ 2007   1.774           1.952                      --
                                                                    2006   1.614           1.774               2,283,458
                                                                    2005   1.523           1.614               2,309,497
                                                                    2004   1.254           1.523               1,163,033
                                                                    2003   1.000           1.254                 114,315
Managed Assets Trust
 Managed Assets Trust (5/04)....................................... 2006   1.075           1.108                      --
                                                                    2005   1.057           1.075               1,804,168
                                                                    2004   0.981           1.057                 543,062

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............ 2008   1.747           1.681                      --
                                                                         2007   1.682           1.747                 636,284
                                                                         2006   1.773           1.682                 647,573
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................ 2012   1.591           1.822               1,149,891
                                                                         2011   1.584           1.591               1,108,760
                                                                         2010   1.391           1.584               1,213,818
                                                                         2009   0.964           1.391               1,134,600
                                                                         2008   1.298           0.964               1,360,095
                                                                         2007   1.290           1.298               1,529,085
                                                                         2006   1.228           1.290                 902,734
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).............. 2007   1.612           1.688                      --
                                                                         2006   1.527           1.612               1,455,583
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.303           1.448                 596,463
                                                                         2011   1.327           1.303                 690,825
                                                                         2010   1.204           1.327                 775,742
                                                                         2009   1.032           1.204                 831,630
                                                                         2008   1.680           1.032               1,177,251
                                                                         2007   1.674           1.680               1,244,354
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.811           1.003               1,999,044
                                                                         2011   0.875           0.811               2,228,954
                                                                         2010   0.768           0.875               2,457,919
                                                                         2009   0.581           0.768               2,734,713
                                                                         2008   1.014           0.581               2,770,893
                                                                         2007   1.216           1.014               3,082,707
                                                                         2006   1.003           1.216               3,740,248
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.243           1.407                 115,990
                                                                         2011   1.412           1.243                  79,320
                                                                         2010   1.206           1.412                 106,479
                                                                         2009   0.954           1.206                 104,100
                                                                         2008   1.303           0.954                 111,049
                                                                         2007   1.344           1.303                 135,135
                                                                         2006   1.265           1.344                  99,304
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.594           2.021                 506,395
                                                                         2011   1.893           1.594                 514,967
                                                                         2010   1.657           1.893                 528,113
                                                                         2009   1.088           1.657                 564,812
                                                                         2008   1.875           1.088                 791,738
                                                                         2007   1.931           1.875                 898,221
                                                                         2006   1.759           1.931                 852,137

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............ 2012   1.300           1.508                  43,406
                                                                       2011   1.339           1.300                  64,251
                                                                       2010   1.081           1.339                  63,746
                                                                       2009   0.823           1.081                  84,027
                                                                       2008   1.368           0.823                  81,793
                                                                       2007   1.254           1.368                  56,259
                                                                       2006   1.268           1.254                  20,528
 MIST Janus Forty Subaccount (Class A) (4/06)......................... 2012   1.648           1.982                 392,873
                                                                       2011   1.816           1.648                 659,080
                                                                       2010   1.691           1.816                 774,713
                                                                       2009   1.205           1.691                 684,204
                                                                       2008   2.117           1.205                 760,251
                                                                       2007   1.658           2.117                 686,480
                                                                       2006   1.622           1.658                 769,123
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)............................................................... 2009   0.889           0.878                      --
                                                                       2008   1.215           0.889               1,248,695
                                                                       2007   1.167           1.215               1,430,548
                                                                       2006   1.108           1.167               1,447,475
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).......... 2012   1.650           1.829                 765,329
                                                                       2011   1.607           1.650                 832,055
                                                                       2010   1.450           1.607                 878,473
                                                                       2009   1.080           1.450                 908,592
                                                                       2008   1.352           1.080               1,059,184
                                                                       2007   1.292           1.352               1,032,931
                                                                       2006   1.237           1.292               1,285,776
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *......... 2012   0.906           1.018               2,042,231
                                                                       2011   0.961           0.906               2,424,307
                                                                       2010   0.782           0.961               2,625,321
                                                                       2009   0.631           0.782               3,187,300
                                                                       2008   1.052           0.631               3,583,036
                                                                       2007   1.068           1.052               3,588,846
                                                                       2006   0.964           1.068                   4,548
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........ 2009   0.874           0.829                      --
                                                                       2008   1.556           0.874                 253,977
                                                                       2007   1.420           1.556                 361,931
                                                                       2006   1.442           1.420                 396,527
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)......... 2012   0.836           0.955                 876,123
                                                                       2011   0.980           0.836                 883,065

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)..... 2012   2.353
                                                                            2011   2.955
                                                                            2010   2.441
                                                                            2009   1.475
                                                                            2008   3.231
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *.... 2012   1.572
                                                                            2011   1.798
                                                                            2010   1.649
                                                                            2009   1.280
                                                                            2008   2.268
                                                                            2007   2.166
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2012   1.592
                                                                            2011   1.714
                                                                            2010   1.420
                                                                            2009   1.057
                                                                            2008   1.678
 MIST MLA Mid Cap Subaccount (Class B) (4/07).............................. 2012   1.003
                                                                            2011   1.081
                                                                            2010   0.899
                                                                            2009   0.671
                                                                            2008   1.111
                                                                            2007   1.258
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *          2012   1.448
                                                                            2011   1.326
                                                                            2010   1.254
                                                                            2009   1.082
                                                                            2008   1.183
                                                                            2007   1.121
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2012   1.421
                                                                            2011   1.406
                                                                            2010   1.328
                                                                            2009   1.195
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2012   1.328
                                                                            2011   1.421
                                                                            2010   1.249
                                                                            2009   1.029
                                                                            2008   1.565
                                                                            2007   1.522
                                                                            2006   1.420



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)..... 2.739                 483,936
                                                                            2.353                 612,691
                                                                            2.955                 858,693
                                                                            2.441                 962,584
                                                                            1.475               1,080,107
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *.... 1.797               1,519,887
                                                                            1.572               1,846,593
                                                                            1.798               2,295,120
                                                                            1.649               2,528,677
                                                                            1.280               3,009,570
                                                                            2.268                 353,484
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 1.646                 273,622
                                                                            1.592                 355,317
                                                                            1.714                 448,517
                                                                            1.420                 489,974
                                                                            1.057                 501,327
 MIST MLA Mid Cap Subaccount (Class B) (4/07).............................. 1.034               2,902,562
                                                                            1.003               3,074,157
                                                                            1.081               2,967,256
                                                                            0.899               2,853,449
                                                                            0.671               3,150,125
                                                                            1.111                  39,850
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *          1.550               2,209,238
                                                                            1.448               2,432,598
                                                                            1.326               2,298,571
                                                                            1.254               2,049,303
                                                                            1.082               2,291,751
                                                                            1.183               2,044,905
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 1.520               5,700,431
                                                                            1.421               6,642,169
                                                                            1.406               5,467,350
                                                                            1.328               5,132,705
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 1.438                 114,990
                                                                            1.328                 105,861
                                                                            1.421                 125,257
                                                                            1.249                 152,179
                                                                            1.029                 175,789
                                                                            1.565                 190,834
                                                                            1.522                 196,379

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.154           1.272                      --
                                                                          2006   1.100           1.154                  36,564
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2012   1.516           1.656               1,702,513
                                                                          2011   1.494           1.516               1,791,204
                                                                          2010   1.360           1.494               1,881,342
                                                                          2009   1.043           1.360               1,866,228
                                                                          2008   1.194           1.043               1,740,511
                                                                          2007   1.143           1.194               1,915,583
                                                                          2006   1.107           1.143               2,260,023
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   1.645           1.806                 569,156
                                                                          2011   2.043           1.645                 543,400
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.852           0.984               4,676,693
                                                                          2011   0.906           0.852               5,485,937
                                                                          2010   0.791           0.906               6,124,371
                                                                          2009   0.682           0.791               6,409,257
                                                                          2008   1.093           0.682               7,175,990
                                                                          2007   1.074           1.093               8,122,047
                                                                          2006   1.001           1.074               3,304,742
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.867           1.001               2,599,347
                                                                          2011   0.973           0.867               3,112,104
                                                                          2010   0.828           0.973               3,525,183
                                                                          2009   0.669           0.828               4,044,024
                                                                          2008   0.974           0.669               5,169,643
                                                                          2007   1.025           0.974               5,831,154
                                                                          2006   1.003           1.025               3,672,398
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.360           1.578               1,132,864
                                                                          2011   1.409           1.360               1,386,146
                                                                          2010   1.253           1.409               1,456,739
                                                                          2009   1.007           1.253               1,691,345
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.450           1.574                 528,552
                                                                          2011   1.528           1.450                 550,229
                                                                          2010   1.355           1.528                 593,003
                                                                          2009   0.927           1.355                 639,579
                                                                          2008   1.745           0.927                 735,572
                                                                          2007   1.480           1.745                 823,668
                                                                          2006   1.522           1.480                 901,647

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)......... 2012   1.218           1.283               1,254,342
                                                                2011   1.167           1.218               1,313,910
                                                                2010   1.100           1.167               1,354,018
                                                                2009   1.026           1.100               1,502,400
                                                                2008   1.085           1.026               1,400,323
                                                                2007   1.043           1.085               1,694,437
                                                                2006   1.007           1.043                 856,478
 MSF BlackRock Diversified Subaccount (Class A) (5/09)......... 2012   1.125           1.238                 768,340
                                                                2011   1.107           1.125                 988,410
                                                                2010   1.031           1.107               1,034,867
                                                                2009   0.892           1.031               1,023,437
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)........................................................ 2012   1.056           1.183                 644,729
                                                                2011   1.184           1.056                 785,759
                                                                2010   1.010           1.184                 813,279
                                                                2009   0.804           1.010                 848,124
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........ 2012   0.990           0.969               7,890,296
                                                                2011   1.011           0.990               8,183,980
                                                                2010   1.032           1.011               7,562,774
                                                                2009   1.050           1.032               6,572,679
                                                                2008   1.042           1.050               9,643,105
                                                                2007   1.013           1.042               7,014,620
                                                                2006   0.994           1.013               3,634,823
 MSF Davis Venture Value Subaccount (Class A) (4/08)........... 2012   1.145           1.266                 338,635
                                                                2011   1.219           1.145                 393,605
                                                                2010   1.111           1.219                 428,327
                                                                2009   0.860           1.111                 358,814
                                                                2008   1.397           0.860                 322,061
 MSF FI Large Cap Subaccount (Class A) (4/06).................. 2009   0.752           0.783                      --
                                                                2008   1.391           0.752                 624,771
                                                                2007   1.367           1.391                 680,650
                                                                2006   1.353           1.367                 798,415
 MSF FI Value Leaders Subaccount (Class D) (4/06).............. 2012   1.084           1.228               1,028,667
                                                                2011   1.181           1.084               1,144,081
                                                                2010   1.054           1.181               1,297,641
                                                                2009   0.884           1.054               1,359,262
                                                                2008   1.480           0.884               1,463,110
                                                                2007   1.453           1.480               1,751,750
                                                                2006   1.421           1.453               1,848,662

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.909           0.983                      --
                                                                         2010   0.802           0.909                 418,229
                                                                         2009   0.623           0.802                 456,485
                                                                         2008   1.068           0.623                 275,521
                                                                         2007   1.057           1.068                 272,491
                                                                         2006   1.002           1.057                 171,061
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.158           1.238               1,646,626
                                                                         2011   1.145           1.158               1,682,518
                                                                         2010   1.063           1.145               1,805,121
                                                                         2009   0.900           1.063               1,583,269
                                                                         2008   1.074           0.900                 331,472
                                                                         2007   1.039           1.074                 102,739
                                                                         2006   1.001           1.039                      --
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)....................................................... 2012   1.078           1.177                 800,012
                                                                         2011   1.090           1.078                 693,462
                                                                         2010   0.998           1.090                 829,779
                                                                         2009   0.824           0.998                 860,291
                                                                         2008   1.073           0.824                 830,766
                                                                         2007   1.046           1.073                 480,220
                                                                         2006   1.002           1.046                 343,609
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)............ 2012   0.995           1.103               1,388,249
                                                                         2011   1.030           0.995               1,493,315
                                                                         2010   0.930           1.030               1,239,983
                                                                         2009   0.750           0.930               1,524,583
                                                                         2008   1.074           0.750               1,261,047
                                                                         2007   1.051           1.074                 908,903
                                                                         2006   1.002           1.051                 319,669
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)................................................................. 2012   0.913           1.031                 704,634
                                                                         2011   0.968           0.913                 285,069
                                                                         2010   0.862           0.968                 218,108
                                                                         2009   0.682           0.862                 226,553
                                                                         2008   1.074           0.682                  58,931
                                                                         2007   1.056           1.074                 208,019
                                                                         2006   1.002           1.056                 199,806
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................... 2012   0.984           1.112               2,043,442
                                                                         2011   0.989           0.984               2,591,385
                                                                         2010   0.882           0.989               3,124,317
                                                                         2009   0.719           0.882               3,478,120

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2012   1.313           1.431               3,572,890
                                                                        2011   1.312           1.313               4,172,470
                                                                        2010   1.219           1.312               4,556,794
                                                                        2009   1.052           1.219               4,789,724
                                                                        2008   1.383           1.052               5,312,043
                                                                        2007   1.356           1.383               5,889,838
                                                                        2006   1.273           1.356               6,557,953
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2012   1.218           1.391                 852,173
                                                                        2011   1.233           1.218                 880,464
                                                                        2010   1.130           1.233                 953,277
                                                                        2009   0.955           1.130                 931,318
                                                                        2008   1.446           0.955               1,066,337
                                                                        2007   1.372           1.446               1,281,576
                                                                        2006   1.246           1.372               1,198,544
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.884           1.049               4,267,761
                                                                        2011   0.986           0.884               5,151,814
                                                                        2010   0.869           0.986               5,732,407
                                                                        2009   0.634           0.869               6,219,643
                                                                        2008   1.090           0.634               7,061,297
                                                                        2007   1.047           1.090               7,520,103
                                                                        2006   0.996           1.047               8,152,506
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   1.000           1.162                 822,193
                                                                        2011   1.035           1.000                 966,079
                                                                        2010   0.906           1.035               1,387,967
                                                                        2009   0.647           0.906               1,445,643
                                                                        2008   1.138           0.647               1,573,780
                                                                        2007   1.065           1.138                 533,717
                                                                        2006   0.998           1.065                 509,295
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.384           1.570               1,553,187
                                                                        2011   1.393           1.384               1,822,681
                                                                        2010   1.056           1.393               2,374,998
                                                                        2009   0.778           1.056               2,841,948
                                                                        2008   1.188           0.778               2,729,993
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)...................................................... 2007   1.136           1.177                      --
                                                                        2006   1.073           1.136                 780,163

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *..................................................... 2012   1.162           1.178                 606,463
                                                                         2011   1.123           1.162                 630,517
                                                                         2010   1.082           1.123                 633,229
                                                                         2009   1.058           1.082                 537,435
                                                                         2008   1.082           1.058                 545,933
                                                                         2007   1.058           1.082                 726,358
                                                                         2006   1.025           1.058                 592,121
Money Market Portfolio
 Money Market Subaccount (5/03)......................................... 2006   0.987           0.994                      --
                                                                         2005   0.980           0.987               3,543,795
                                                                         2004   0.991           0.980               2,643,226
                                                                         2003   1.000           0.991                 385,422
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)......... 2006   1.086           1.146                      --
                                                                         2005   1.049           1.086                 639,076
                                                                         2004   0.991           1.049                  98,843
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   1.096           1.116                      --
                                                                         2006   1.112           1.096               1,916,081
                                                                         2005   1.112           1.112               1,872,545
                                                                         2004   1.043           1.112               1,097,395
                                                                         2003   1.000           1.043                 114,720
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.156           1.192                      --
                                                                         2008   1.126           1.156               5,225,270
                                                                         2007   1.057           1.126               5,652,971
                                                                         2006   1.040           1.057               6,200,665
                                                                         2005   1.037           1.040               6,118,643
                                                                         2004   1.009           1.037               2,965,417
                                                                         2003   1.000           1.009                 569,789
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   2.015           2.178                      --
                                                                         2006   1.611           2.015                 139,707
                                                                         2005   1.466           1.611                 139,933
                                                                         2004   1.289           1.466                  84,431
                                                                         2003   1.000           1.289                  31,346
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)................. 2007   2.120           2.260                      --
                                                                         2006   1.846           2.120               1,399,522
                                                                         2005   1.761           1.846               1,386,078
                                                                         2004   1.425           1.761                 694,951
                                                                         2003   1.000           1.425                 108,237

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03).................... 2006   1.356           1.442                      --
                                                                          2005   1.274           1.356                 396,876
                                                                          2004   1.221           1.274                 287,910
                                                                          2003   1.000           1.221                  77,447
 Travelers Convertible Securities Subaccount (6/03)...................... 2006   1.163           1.237                      --
                                                                          2005   1.183           1.163               1,328,636
                                                                          2004   1.137           1.183                 932,494
                                                                          2003   1.000           1.137                 302,090
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)................... 2006   1.626           1.773                      --
                                                                          2005   1.477           1.626                 623,163
                                                                          2004   1.295           1.477                 388,638
                                                                          2003   1.000           1.295                  60,421
 Travelers Equity Income Subaccount (5/03)............................... 2006   1.354           1.421                      --
                                                                          2005   1.324           1.354               1,928,237
                                                                          2004   1.230           1.324                 923,266
                                                                          2003   1.000           1.230                 197,581
 Travelers Federated High Yield Subaccount (5/03)........................ 2006   1.199           1.228                      --
                                                                          2005   1.194           1.199                 941,389
                                                                          2004   1.105           1.194                 718,180
                                                                          2003   1.000           1.105                  66,612
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.392           1.439                      --
                                                                          2005   1.350           1.392                 132,563
                                                                          2004   1.247           1.350                 151,090
                                                                          2003   1.000           1.247                  62,816
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.315           1.353                      --
                                                                          2005   1.235           1.315                 749,735
                                                                          2004   1.184           1.235                 396,440
                                                                          2003   1.000           1.184                  83,869
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.097           1.164                      --
                                                                          2005   1.000           1.097                 142,057
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.027           1.029                      --
                                                                          2005   1.000           1.027                      --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.064           1.100                      --
                                                                          2005   1.000           1.064                 279,777

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)............................................... 2006   1.074           1.119                      --
                                                                  2005   1.000           1.074                 178,532
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)............................................... 2006   1.043           1.062                      --
                                                                  2005   1.000           1.043                 330,800
 Travelers Mercury Large Cap Core Subaccount (6/03).............. 2006   1.441           1.527                      --
                                                                  2005   1.313           1.441               1,501,989
                                                                  2004   1.157           1.313                 815,483
                                                                  2003   1.000           1.157                  13,986
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)......... 2006   1.440           1.522                      --
                                                                  2005   1.427           1.440                 937,530
                                                                  2004   1.277           1.427                 530,700
                                                                  2003   1.000           1.277                 122,339
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)........... 2006   1.235           1.273                      --
                                                                  2005   1.225           1.235               6,276,279
                                                                  2004   1.122           1.225               3,975,238
                                                                  2003   1.000           1.122                 617,665
 Travelers MFS(Reg. TM) Value Subaccount (5/04).................. 2006   1.155           1.246                      --
                                                                  2005   1.107           1.155               1,113,129
                                                                  2004   0.961           1.107                 405,745
 Travelers Mondrian International Stock Subaccount (6/03)........ 2006   1.533           1.759                      --
                                                                  2005   1.430           1.533                 733,727
                                                                  2004   1.262           1.430                 364,931
                                                                  2003   1.000           1.262                   4,015
 Travelers Pioneer Fund Subaccount (6/03)........................ 2006   1.341           1.420                      --
                                                                  2005   1.292           1.341                 184,763
                                                                  2004   1.187           1.292                  84,086
                                                                  2003   1.000           1.187                  23,910
 Travelers Pioneer Mid Cap Value Subaccount (5/05)............... 2006   1.047           1.100                      --
                                                                  2005   1.000           1.047                  17,119
 Travelers Pioneer Strategic Income Subaccount (5/04)............ 2006   1.098           1.107                      --
                                                                  2005   1.082           1.098               2,110,523
                                                                  2004   0.970           1.082                 531,486
 Travelers Quality Bond Subaccount (5/03)........................ 2006   1.018           1.007                      --
                                                                  2005   1.023           1.018               1,839,772
                                                                  2004   1.012           1.023               1,146,092
                                                                  2003   1.000           1.012                 322,078

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.320           1.375                      --
                                                                          2005   1.321           1.320                 163,666
                                                                          2004   1.224           1.321                 161,756
                                                                          2003   1.000           1.224                  29,152
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.103           1.268                      --
                                                                          2005   1.000           1.103                   3,875
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105           1.265                      --
                                                                          2005   1.000           1.105                      --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.066           1.025                      --
                                                                          2005   1.043           1.066                 645,959
                                                                          2004   0.979           1.043                 201,875
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).................... 2009   1.006           0.974                      --
                                                                          2008   1.601           1.006               1,946,020
                                                                          2007   1.674           1.601               2,089,455
                                                                          2006   1.473           1.674               2,408,690
                                                                          2005   1.445           1.473               2,551,418
                                                                          2004   1.256           1.445               1,530,528
                                                                          2003   1.000           1.256                 247,290
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.815           0.834                      --
                                                                          2008   1.463           0.815                  10,812
                                                                          2007   1.329           1.463                  16,196
                                                                          2006   1.271           1.329                  30,556
                                                                          2005   1.203           1.271                  30,565
                                                                          2004   1.183           1.203                  31,217
                                                                          2003   1.000           1.183                  25,844



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.361           1.324           --
                                                                        2005   1.211           1.361           --
                                                                        2004   1.142           1.211           --
                                                                        2003   1.000           1.142           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2012   1.769           2.122                 49,522
                                                                  2011   1.984           1.769                 50,120
                                                                  2010   1.814           1.984                 53,938
                                                                  2009   1.302           1.814                 54,218
                                                                  2008   2.160           1.302                 71,213
                                                                  2007   1.922           2.160                105,741
                                                                  2006   1.630           1.922                 80,516
                                                                  2005   1.460           1.630                 67,290
                                                                  2004   1.315           1.460                 65,170
                                                                  2003   1.000           1.315                     --
 American Funds Growth Subaccount (Class 2) (5/03)............... 2012   1.517           1.750                220,894
                                                                  2011   1.619           1.517                241,206
                                                                  2010   1.394           1.619                246,417
                                                                  2009   1.021           1.394                248,258
                                                                  2008   1.863           1.021                294,324
                                                                  2007   1.694           1.863                304,898
                                                                  2006   1.570           1.694                335,800
                                                                  2005   1.381           1.570                460,207
                                                                  2004   1.254           1.381                341,625
                                                                  2003   1.000           1.254                 73,712
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2012   1.329           1.528                182,392
                                                                  2011   1.383           1.329                204,013
                                                                  2010   1.268           1.383                209,725
                                                                  2009   0.987           1.268                210,752
                                                                  2008   1.623           0.987                217,900
                                                                  2007   1.579           1.623                231,541
                                                                  2006   1.401           1.579                322,910
                                                                  2005   1.352           1.401                346,186
                                                                  2004   1.252           1.352                250,388
                                                                  2003   1.000           1.252                     --
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)................................ 2006   1.640           1.620                     --
                                                                  2005   1.417           1.640                 61,779
                                                                  2004   1.212           1.417                  1,512
                                                                  2003   1.000           1.212                     --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)............ 2006   1.698           2.205                     --
                                                                  2005   1.619           1.698                179,489
                                                                  2004   1.259           1.619                 73,707
                                                                  2003   1.000           1.259                     --

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................. 2008   1.465
                                                                              2007   1.397
                                                                              2006   1.225
                                                                              2005   1.199
                                                                              2004   1.167
                                                                              2003   1.000
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   1.276
                                                                              2007   1.466
                                                                              2006   1.444
                                                                              2005   1.394
                                                                              2004   1.279
                                                                              2003   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.299
                                                                              2005   1.205
                                                                              2004   1.078
                                                                              2003   1.000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 2006   1.297
                                                                              2005   1.203
                                                                              2004   1.071
                                                                              2003   1.000
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2012   1.611
                                                                              2011   1.693
                                                                              2010   1.479
                                                                              2009   1.116
                                                                              2008   1.990
                                                                              2007   1.733
                                                                              2006   1.589
                                                                              2005   1.392
                                                                              2004   1.235
                                                                              2003   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................. 1.399                     --
                                                                              1.465                 16,711
                                                                              1.397                 16,732
                                                                              1.225                 16,755
                                                                              1.199                 16,134
                                                                              1.167                  6,273
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 1.203                     --
                                                                              1.276                 18,165
                                                                              1.466                 18,181
                                                                              1.444                 68,387
                                                                              1.394                 31,099
                                                                              1.279                 10,990
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 1.411                     --
                                                                              1.299                 66,640
                                                                              1.205                     --
                                                                              1.078                     --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 1.443                     --
                                                                              1.297                 15,868
                                                                              1.203                  1,648
                                                                              1.071                     --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 1.831                  4,049
                                                                              1.611                 27,919
                                                                              1.693                  4,408
                                                                              1.479                  4,580
                                                                              1.116                 42,503
                                                                              1.990                109,129
                                                                              1.733                 71,365
                                                                              1.589                143,776
                                                                              1.392                 82,985
                                                                              1.235                 65,788

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)........................................................ 2012   1.348           1.613                     --
                                                                         2011   1.417           1.348                     --
                                                                         2010   1.227           1.417                     --
                                                                         2009   0.923           1.227                     --
                                                                         2008   1.608           0.923                     --
                                                                         2007   1.540           1.608                     --
                                                                         2006   1.382           1.540                     --
                                                                         2005   1.170           1.382                     --
                                                                         2004   1.181           1.170                     --
                                                                         2003   1.000           1.181                     --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............... 2012   2.183           2.447                 29,254
                                                                         2011   2.502           2.183                 33,890
                                                                         2010   1.988           2.502                 29,033
                                                                         2009   1.454           1.988                 58,125
                                                                         2008   2.459           1.454                 62,345
                                                                         2007   2.179           2.459                119,781
                                                                         2006   1.981           2.179                123,512
                                                                         2005   1.715           1.981                119,742
                                                                         2004   1.405           1.715                 69,952
                                                                         2003   1.000           1.405                  5,056
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............ 2006   1.434           1.662                     --
                                                                         2005   1.325           1.434                 44,188
                                                                         2004   1.202           1.325                 41,807
                                                                         2003   1.000           1.202                 33,779
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)....................................................... 2008   3.544           3.218                     --
                                                                         2007   2.812           3.544                 28,197
                                                                         2006   2.243           2.812                 12,016
                                                                         2005   1.798           2.243                     --
                                                                         2004   1.473           1.798                     --
                                                                         2003   1.000           1.473                     --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.626           1.882                 64,326
                                                                         2011   1.859           1.626                 69,229
                                                                         2010   1.752           1.859                 67,513
                                                                         2009   1.306           1.752                 68,376
                                                                         2008   2.239           1.306                116,112
                                                                         2007   1.982           2.239                117,549
                                                                         2006   1.667           1.982                184,551
                                                                         2005   1.546           1.667                110,261
                                                                         2004   1.333           1.546                 67,868
                                                                         2003   1.104           1.333                  3,495

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).......... 2006   1.600           1.907                     --
                                                                          2005   1.501           1.600                 57,664
                                                                          2004   1.322           1.501                 24,780
                                                                          2003   1.000           1.322                  5,260
High Yield Bond Trust
 High Yield Bond Trust (6/04)............................................ 2006   1.050           1.071                     --
                                                                          2005   1.059           1.050                136,340
                                                                          2004   0.989           1.059                  4,280
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................. 2006   1.217           1.255                     --
                                                                          2005   1.155           1.217                  6,457
                                                                          2004   1.090           1.155                  6,465
                                                                          2003   1.000           1.090                  6,474
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)      2010   1.545           1.564                     --
                                                                          2009   1.256           1.545                     --
                                                                          2008   1.809           1.256                     --
                                                                          2007   1.519           1.809                     --
                                                                          2006   1.459           1.519                     --
                                                                          2005   1.327           1.459                     --
                                                                          2004   1.187           1.327                     --
                                                                          2003   1.000           1.187                     --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.912           2.043                     --
                                                                          2010   1.570           1.912                     --
                                                                          2009   1.023           1.570                     --
                                                                          2008   1.865           1.023                    706
                                                                          2007   1.566           1.865                 63,021
                                                                          2006   1.484           1.566                     --
                                                                          2005   1.359           1.484                     --
                                                                          2004   1.381           1.359                     --
                                                                          2003   1.000           1.381                     --
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.631           1.534                     --
                                                                          2007   1.524           1.631                     --
                                                                          2006   1.320           1.524                     --
                                                                          2005   1.277           1.320                     --
                                                                          2004   1.249           1.277                     --
                                                                          2003   1.000           1.249                     --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................... 2006   1.521           1.699                     --
                                                                          2005   1.494           1.521                 53,278
                                                                          2004   1.329           1.494                 45,418
                                                                          2003   1.000           1.329                     --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.468           1.706                   358
                                                                  2011   1.464           1.468                   360
                                                                  2010   1.197           1.464                   362
                                                                  2009   0.909           1.197                   365
                                                                  2008   1.558           0.909                   368
                                                                  2007   1.622           1.558                   370
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).......................................................... 2012   1.416           1.607                    --
                                                                  2011   1.410           1.416                    --
                                                                  2010   1.279           1.410                    --
                                                                  2009   1.070           1.279                    --
                                                                  2008   1.547           1.070                 8,246
                                                                  2007   1.500           1.547                    --
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)..................................... 2012   1.329           1.495                17,939
                                                                  2011   1.447           1.329                17,948
                                                                  2010   1.268           1.447                17,959
                                                                  2009   1.002           1.268                17,971
                                                                  2008   1.614           1.002                36,864
                                                                  2007   1.691           1.614                25,033
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.240           1.460                 3,638
                                                                  2011   1.275           1.240                 3,641
                                                                  2010   1.186           1.275                 3,643
                                                                  2009   0.851           1.186                 3,646
                                                                  2008   1.387           0.851                 8,524
                                                                  2007   1.390           1.387                 7,050
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.421           1.620                13,589
                                                                  2011   1.384           1.421                    --
                                                                  2010   1.291           1.384                12,957
                                                                  2009   1.060           1.291                12,968
                                                                  2008   1.682           1.060                12,981
                                                                  2007   1.654           1.682                12,991
                                                                  2006   1.429           1.654                13,000
                                                                  2005   1.371           1.429                13,010
                                                                  2004   1.269           1.371                13,020
                                                                  2003   1.000           1.269                    --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)............................................... 2012   1.930           2.255                    --
                                                                 2011   1.945           1.930                    --
                                                                 2010   1.587           1.945                    --
                                                                 2009   1.136           1.587                    --
                                                                 2008   1.958           1.136                    --
                                                                 2007   1.818           1.958                    --
                                                                 2006   1.647           1.818                    --
                                                                 2005   1.605           1.647                    --
                                                                 2004   1.424           1.605                    --
                                                                 2003   1.000           1.424                    --
 LMPVET Equity Index Subaccount (Class II) (5/03)............... 2009   0.940           0.914                    --
                                                                 2008   1.537           0.940                66,052
                                                                 2007   1.497           1.537                66,578
                                                                 2006   1.329           1.497                66,610
                                                                 2005   1.302           1.329                59,105
                                                                 2004   1.207           1.302                50,491
                                                                 2003   1.000           1.207                    --
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04)......................................................... 2012   1.151           1.247                    --
                                                                 2011   1.177           1.151                    --
                                                                 2010   1.072           1.177                    --
                                                                 2009   0.892           1.072                    --
                                                                 2008   1.218           0.892                    --
                                                                 2007   1.122           1.218                    --
                                                                 2006   1.065           1.122                    --
                                                                 2005   1.042           1.065                    --
                                                                 2004   0.945           1.042                    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................ 2011   0.947           0.934                    --
                                                                 2010   0.886           0.947                    --
                                                                 2009   0.771           0.886                    --
                                                                 2008   1.000           0.771                    --
                                                                 2007   1.008           1.000                    --
                                                                 2006   0.989           1.008                    --
                                                                 2005   0.987           0.989                    --
                                                                 2004   0.997           0.987                    --
                                                                 2003   1.000           0.997                    --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)........................ 2007   1.629           1.706                     --
                                                                    2006   1.409           1.629                  7,041
                                                                    2005   1.384           1.409                  7,041
                                                                    2004   1.305           1.384                     --
                                                                    2003   1.000           1.305                     --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............... 2007   1.347           1.400                     --
                                                                    2006   1.320           1.347                  7,123
                                                                    2005   1.282           1.320                  6,941
                                                                    2004   1.303           1.282                  7,172
                                                                    2003   1.000           1.303                  3,290
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)............. 2007   1.583           1.636                     --
                                                                    2006   1.457           1.583                 41,638
                                                                    2005   1.354           1.457                 42,158
                                                                    2004   1.268           1.354                    378
                                                                    2003   1.000           1.268                     --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)............. 2007   1.448           1.510                     --
                                                                    2006   1.317           1.448                     --
                                                                    2005   1.298           1.317                     --
                                                                    2004   1.224           1.298                     --
                                                                    2003   1.000           1.224                     --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)........ 2007   1.583           1.643                     --
                                                                    2006   1.380           1.583                108,690
                                                                    2005   1.365           1.380                137,175
                                                                    2004   1.238           1.365                 65,061
                                                                    2003   1.000           1.238                     --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............ 2007   1.770           1.948                     --
                                                                    2006   1.612           1.770                100,934
                                                                    2005   1.521           1.612                109,351
                                                                    2004   1.253           1.521                 73,136
                                                                    2003   1.000           1.253                     --
Managed Assets Trust
 Managed Assets Trust (5/04)....................................... 2006   1.074           1.106                     --
                                                                    2005   1.057           1.074                     --
                                                                    2004   0.981           1.057                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............ 2008   1.743           1.677                     --
                                                                         2007   1.679           1.743                    827
                                                                         2006   1.770           1.679                    786
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................ 2012   1.584           1.813                113,189
                                                                         2011   1.577           1.584                 75,990
                                                                         2010   1.387           1.577                 65,769
                                                                         2009   0.961           1.387                 66,580
                                                                         2008   1.295           0.961                125,574
                                                                         2007   1.287           1.295                129,869
                                                                         2006   1.226           1.287                173,995
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).............. 2007   1.609           1.684                     --
                                                                         2006   1.525           1.609                 14,624
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.297           1.441                 13,070
                                                                         2011   1.322           1.297                 13,601
                                                                         2010   1.200           1.322                 13,587
                                                                         2009   1.029           1.200                 13,320
                                                                         2008   1.676           1.029                 12,353
                                                                         2007   1.670           1.676                 11,823
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.809           1.000                 32,568
                                                                         2011   0.873           0.809                 31,016
                                                                         2010   0.767           0.873                 45,744
                                                                         2009   0.580           0.767                 76,228
                                                                         2008   1.014           0.580                 81,411
                                                                         2007   1.216           1.014                 87,240
                                                                         2006   1.003           1.216                137,758
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.238           1.402                     --
                                                                         2011   1.408           1.238                     --
                                                                         2010   1.203           1.408                     --
                                                                         2009   0.952           1.203                     --
                                                                         2008   1.301           0.952                     --
                                                                         2007   1.343           1.301                     --
                                                                         2006   1.264           1.343                     --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.587           2.011                  8,394
                                                                         2011   1.885           1.587                 10,977
                                                                         2010   1.651           1.885                    873
                                                                         2009   1.085           1.651                    876
                                                                         2008   1.871           1.085                 14,505
                                                                         2007   1.928           1.871                 17,893
                                                                         2006   1.756           1.928                 45,238

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............ 2012   1.296           1.502                     --
                                                                       2011   1.335           1.296                     --
                                                                       2010   1.078           1.335                     --
                                                                       2009   0.821           1.078                     --
                                                                       2008   1.366           0.821                     --
                                                                       2007   1.253           1.366                     --
                                                                       2006   1.267           1.253                     --
 MIST Janus Forty Subaccount (Class A) (4/06)......................... 2012   1.641           1.972                 30,826
                                                                       2011   1.809           1.641                 29,801
                                                                       2010   1.685           1.809                 29,372
                                                                       2009   1.202           1.685                 66,965
                                                                       2008   2.112           1.202                 60,602
                                                                       2007   1.654           2.112                 66,808
                                                                       2006   1.620           1.654                 63,907
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)............................................................... 2009   0.887           0.876                     --
                                                                       2008   1.213           0.887                     --
                                                                       2007   1.165           1.213                     --
                                                                       2006   1.106           1.165                     --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).......... 2012   1.643           1.820                 20,001
                                                                       2011   1.601           1.643                 26,991
                                                                       2010   1.445           1.601                 20,874
                                                                       2009   1.077           1.445                 21,285
                                                                       2008   1.349           1.077                 19,052
                                                                       2007   1.290           1.349                 20,498
                                                                       2006   1.235           1.290                 17,963
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *......... 2012   0.904           1.014                104,461
                                                                       2011   0.959           0.904                104,181
                                                                       2010   0.780           0.959                104,566
                                                                       2009   0.630           0.780                106,956
                                                                       2008   1.051           0.630                105,536
                                                                       2007   1.068           1.051                102,462
                                                                       2006   0.964           1.068                     --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........ 2009   0.871           0.827                     --
                                                                       2008   1.552           0.871                 18,544
                                                                       2007   1.417           1.552                 18,558
                                                                       2006   1.440           1.417                 18,564
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)......... 2012   0.833           0.952                     --
                                                                       2011   0.978           0.833                     --

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)..... 2012   2.342
                                                                            2011   2.944
                                                                            2010   2.432
                                                                            2009   1.471
                                                                            2008   3.223
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *.... 2012   1.566
                                                                            2011   1.791
                                                                            2010   1.643
                                                                            2009   1.276
                                                                            2008   2.262
                                                                            2007   2.162
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2012   1.585
                                                                            2011   1.707
                                                                            2010   1.415
                                                                            2009   1.054
                                                                            2008   1.673
 MIST MLA Mid Cap Subaccount (Class B) (4/07).............................. 2012   1.000
                                                                            2011   1.078
                                                                            2010   0.897
                                                                            2009   0.670
                                                                            2008   1.109
                                                                            2007   1.257
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *          2012   1.441
                                                                            2011   1.321
                                                                            2010   1.250
                                                                            2009   1.079
                                                                            2008   1.180
                                                                            2007   1.119
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2012   1.414
                                                                            2011   1.401
                                                                            2010   1.323
                                                                            2009   1.192
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2012   1.322
                                                                            2011   1.415
                                                                            2010   1.244
                                                                            2009   1.026
                                                                            2008   1.561
                                                                            2007   1.519
                                                                            2006   1.418



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)..... 2.725                     --
                                                                            2.342                     --
                                                                            2.944                     --
                                                                            2.432                     --
                                                                            1.471                     --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *.... 1.788                 16,962
                                                                            1.566                 16,546
                                                                            1.791                 23,282
                                                                            1.643                 27,209
                                                                            1.276                 29,520
                                                                            2.262                 25,320
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 1.638                    764
                                                                            1.585                    741
                                                                            1.707                    763
                                                                            1.415                    796
                                                                            1.054                    830
 MIST MLA Mid Cap Subaccount (Class B) (4/07).............................. 1.030                 74,774
                                                                            1.000                 81,209
                                                                            1.078                 95,612
                                                                            0.897                102,789
                                                                            0.670                110,720
                                                                            1.109                  3,095
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *          1.542                 79,461
                                                                            1.441                 81,155
                                                                            1.321                 89,670
                                                                            1.250                 90,811
                                                                            1.079                 99,731
                                                                            1.180                117,393
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 1.512                397,814
                                                                            1.414                344,649
                                                                            1.401                156,400
                                                                            1.323                160,310
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 1.431                     --
                                                                            1.322                     --
                                                                            1.415                     --
                                                                            1.244                     --
                                                                            1.026                  8,241
                                                                            1.561                     --
                                                                            1.519                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.153           1.271                     --
                                                                          2006   1.100           1.153                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2012   1.510           1.649                 39,872
                                                                          2011   1.489           1.510                 14,295
                                                                          2010   1.356           1.489                     --
                                                                          2009   1.041           1.356                     --
                                                                          2008   1.191           1.041                 69,527
                                                                          2007   1.142           1.191                 69,013
                                                                          2006   1.106           1.142                 69,017
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   1.638           1.797                     --
                                                                          2011   2.034           1.638                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.850           0.981                 45,447
                                                                          2011   0.904           0.850                101,681
                                                                          2010   0.790           0.904                 45,600
                                                                          2009   0.681           0.790                 72,747
                                                                          2008   1.093           0.681                 72,174
                                                                          2007   1.074           1.093                 72,094
                                                                          2006   1.001           1.074                  7,088
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.864           0.998                119,704
                                                                          2011   0.970           0.864                115,019
                                                                          2010   0.827           0.970                112,855
                                                                          2009   0.668           0.827                113,441
                                                                          2008   0.973           0.668                139,491
                                                                          2007   1.025           0.973                139,672
                                                                          2006   1.003           1.025                125,035
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.354           1.570                 62,590
                                                                          2011   1.404           1.354                 64,048
                                                                          2010   1.249           1.404                 64,897
                                                                          2009   1.004           1.249                 98,588
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.443           1.566                  6,744
                                                                          2011   1.522           1.443                  2,514
                                                                          2010   1.350           1.522                  2,531
                                                                          2009   0.925           1.350                  2,549
                                                                          2008   1.741           0.925                  2,568
                                                                          2007   1.478           1.741                  2,584
                                                                          2006   1.519           1.478                  2,599

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)......... 2012   1.213           1.276                  8,092
                                                                2011   1.163           1.213                  8,908
                                                                2010   1.097           1.163                  9,758
                                                                2009   1.023           1.097                 10,664
                                                                2008   1.083           1.023                 20,128
                                                                2007   1.041           1.083                 22,971
                                                                2006   1.006           1.041                 11,864
 MSF BlackRock Diversified Subaccount (Class A) (5/09)......... 2012   1.121           1.233                     --
                                                                2011   1.103           1.121                     --
                                                                2010   1.028           1.103                     --
                                                                2009   0.889           1.028                     --
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)........................................................ 2012   1.051           1.177                 52,847
                                                                2011   1.180           1.051                 39,201
                                                                2010   1.006           1.180                 31,618
                                                                2009   0.802           1.006                 32,049
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........ 2012   0.986           0.965                270,151
                                                                2011   1.007           0.986                516,572
                                                                2010   1.029           1.007                818,186
                                                                2009   1.047           1.029                817,087
                                                                2008   1.040           1.047                 36,968
                                                                2007   1.011           1.040                149,267
                                                                2006   0.993           1.011                142,957
 MSF Davis Venture Value Subaccount (Class A) (4/08)........... 2012   1.140           1.259                 11,652
                                                                2011   1.214           1.140                 11,893
                                                                2010   1.107           1.214                 12,151
                                                                2009   0.857           1.107                 12,391
                                                                2008   1.394           0.857                 16,688
 MSF FI Large Cap Subaccount (Class A) (4/06).................. 2009   0.749           0.781                     --
                                                                2008   1.388           0.749                  9,381
                                                                2007   1.364           1.388                  9,392
                                                                2006   1.351           1.364                  9,402
 MSF FI Value Leaders Subaccount (Class D) (4/06).............. 2012   1.079           1.222                    945
                                                                2011   1.176           1.079                    947
                                                                2010   1.050           1.176                    950
                                                                2009   0.882           1.050                    954
                                                                2008   1.477           0.882                 35,230
                                                                2007   1.450           1.477                 43,749
                                                                2006   1.419           1.450                 43,754

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.907           0.981                    --
                                                                         2010   0.801           0.907                    --
                                                                         2009   0.622           0.801                    --
                                                                         2008   1.068           0.622                    --
                                                                         2007   1.056           1.068                    --
                                                                         2006   1.002           1.056                    --
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.155           1.234                    --
                                                                         2011   1.143           1.155                    --
                                                                         2010   1.061           1.143                    --
                                                                         2009   0.899           1.061                    --
                                                                         2008   1.073           0.899                    --
                                                                         2007   1.039           1.073                    --
                                                                         2006   1.001           1.039                    --
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)....................................................... 2012   1.075           1.173                    --
                                                                         2011   1.087           1.075                    --
                                                                         2010   0.996           1.087                    --
                                                                         2009   0.823           0.996                    --
                                                                         2008   1.072           0.823                    --
                                                                         2007   1.045           1.072                    --
                                                                         2006   1.002           1.045                    --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)............ 2012   0.992           1.100                    --
                                                                         2011   1.028           0.992                    --
                                                                         2010   0.928           1.028                    --
                                                                         2009   0.749           0.928                    --
                                                                         2008   1.073           0.749                    --
                                                                         2007   1.051           1.073                    --
                                                                         2006   1.002           1.051                    --
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)................................................................. 2012   0.910           1.027                    --
                                                                         2011   0.966           0.910                    --
                                                                         2010   0.861           0.966                    --
                                                                         2009   0.681           0.861                    --
                                                                         2008   1.073           0.681                    --
                                                                         2007   1.055           1.073                    --
                                                                         2006   1.002           1.055                    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................... 2012   0.981           1.108                51,683
                                                                         2011   0.986           0.981                56,684
                                                                         2010   0.880           0.986                56,735
                                                                         2009   0.718           0.880                73,571

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2012   1.307           1.424                 34,195
                                                                        2011   1.307           1.307                 33,961
                                                                        2010   1.215           1.307                 34,319
                                                                        2009   1.049           1.215                 34,027
                                                                        2008   1.379           1.049                 39,367
                                                                        2007   1.353           1.379                 40,071
                                                                        2006   1.271           1.353                 39,980
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2012   1.213           1.385                 64,563
                                                                        2011   1.229           1.213                 67,029
                                                                        2010   1.127           1.229                 66,294
                                                                        2009   0.953           1.127                 62,233
                                                                        2008   1.443           0.953                 66,855
                                                                        2007   1.370           1.443                 67,056
                                                                        2006   1.244           1.370                106,767
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.882           1.046                111,947
                                                                        2011   0.984           0.882                 95,158
                                                                        2010   0.867           0.984                 95,488
                                                                        2009   0.634           0.867                156,961
                                                                        2008   1.089           0.634                169,256
                                                                        2007   1.047           1.089                169,046
                                                                        2006   0.996           1.047                169,798
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   0.997           1.158                  7,319
                                                                        2011   1.033           0.997                  7,360
                                                                        2010   0.904           1.033                  7,536
                                                                        2009   0.646           0.904                 16,172
                                                                        2008   1.137           0.646                 14,189
                                                                        2007   1.065           1.137                     --
                                                                        2006   0.998           1.065                     --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.378           1.563                 23,493
                                                                        2011   1.388           1.378                 23,932
                                                                        2010   1.053           1.388                 25,650
                                                                        2009   0.776           1.053                 25,769
                                                                        2008   1.185           0.776                 25,873
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)...................................................... 2007   1.134           1.175                     --
                                                                        2006   1.071           1.134                  4,259

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *..................................................... 2012   1.157           1.173                 27,323
                                                                         2011   1.119           1.157                 28,495
                                                                         2010   1.079           1.119                 29,746
                                                                         2009   1.055           1.079                 30,907
                                                                         2008   1.080           1.055                 36,576
                                                                         2007   1.056           1.080                 32,850
                                                                         2006   1.024           1.056                 32,850
Money Market Portfolio
 Money Market Subaccount (5/03)......................................... 2006   0.986           0.993                     --
                                                                         2005   0.979           0.986                248,822
                                                                         2004   0.990           0.979                228,855
                                                                         2003   1.000           0.990                     --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)......... 2006   1.085           1.145                     --
                                                                         2005   1.049           1.085                     --
                                                                         2004   0.991           1.049                     --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   1.094           1.114                     --
                                                                         2006   1.110           1.094                109,562
                                                                         2005   1.111           1.110                247,896
                                                                         2004   1.042           1.111                179,040
                                                                         2003   1.000           1.042                156,113
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.152           1.188                     --
                                                                         2008   1.123           1.152                243,442
                                                                         2007   1.055           1.123                252,025
                                                                         2006   1.039           1.055                254,812
                                                                         2005   1.036           1.039                174,033
                                                                         2004   1.009           1.036                135,135
                                                                         2003   1.000           1.009                     --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   2.011           2.174                     --
                                                                         2006   1.609           2.011                     --
                                                                         2005   1.465           1.609                     --
                                                                         2004   1.288           1.465                     --
                                                                         2003   1.000           1.288                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)................. 2007   2.116           2.255                     --
                                                                         2006   1.843           2.116                 80,633
                                                                         2005   1.759           1.843                 84,475
                                                                         2004   1.424           1.759                 90,101
                                                                         2003   1.000           1.424                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03).................... 2006   1.354           1.440                     --
                                                                          2005   1.273           1.354                 18,579
                                                                          2004   1.221           1.273                 18,594
                                                                          2003   1.000           1.221                     --
 Travelers Convertible Securities Subaccount (6/03)...................... 2006   1.161           1.235                     --
                                                                          2005   1.182           1.161                 17,971
                                                                          2004   1.136           1.182                 17,979
                                                                          2003   1.000           1.136                     --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)................... 2006   1.623           1.770                     --
                                                                          2005   1.475           1.623                    800
                                                                          2004   1.294           1.475                     --
                                                                          2003   1.000           1.294                     --
 Travelers Equity Income Subaccount (5/03)............................... 2006   1.353           1.419                     --
                                                                          2005   1.323           1.353                 42,718
                                                                          2004   1.230           1.323                 41,759
                                                                          2003   1.000           1.230                 33,915
 Travelers Federated High Yield Subaccount (5/03)........................ 2006   1.198           1.226                     --
                                                                          2005   1.193           1.198                141,714
                                                                          2004   1.104           1.193                 90,338
                                                                          2003   1.000           1.104                     --
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.390           1.437                     --
                                                                          2005   1.348           1.390                     --
                                                                          2004   1.246           1.348                     --
                                                                          2003   1.000           1.246                     --
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.313           1.351                     --
                                                                          2005   1.234           1.313                  1,048
                                                                          2004   1.184           1.234                     --
                                                                          2003   1.000           1.184                     --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.096           1.164                     --
                                                                          2005   1.000           1.096                     --
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.027           1.029                     --
                                                                          2005   1.000           1.027                     --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.063           1.099                     --
                                                                          2005   1.000           1.063                     --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)............................................... 2006   1.074           1.118                     --
                                                                  2005   1.000           1.074                     --
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)............................................... 2006   1.043           1.062                     --
                                                                  2005   1.000           1.043                     --
 Travelers Mercury Large Cap Core Subaccount (6/03).............. 2006   1.439           1.525                     --
                                                                  2005   1.312           1.439                 67,553
                                                                  2004   1.157           1.312                 18,211
                                                                  2003   1.000           1.157                     --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)......... 2006   1.438           1.519                     --
                                                                  2005   1.426           1.438                  2,616
                                                                  2004   1.277           1.426                     --
                                                                  2003   1.000           1.277                     --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)........... 2006   1.233           1.271                     --
                                                                  2005   1.224           1.233                120,551
                                                                  2004   1.122           1.224                106,714
                                                                  2003   1.000           1.122                 80,150
 Travelers MFS(Reg. TM) Value Subaccount (5/04).................. 2006   1.154           1.244                     --
                                                                  2005   1.107           1.154                111,542
                                                                  2004   0.961           1.107                     --
 Travelers Mondrian International Stock Subaccount (6/03)........ 2006   1.531           1.756                     --
                                                                  2005   1.429           1.531                 31,852
                                                                  2004   1.261           1.429                     --
                                                                  2003   1.000           1.261                     --
 Travelers Pioneer Fund Subaccount (6/03)........................ 2006   1.339           1.418                     --
                                                                  2005   1.291           1.339                     --
                                                                  2004   1.187           1.291                     --
                                                                  2003   1.000           1.187                     --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)............... 2006   1.047           1.100                     --
                                                                  2005   1.000           1.047                     --
 Travelers Pioneer Strategic Income Subaccount (5/04)............ 2006   1.097           1.106                     --
                                                                  2005   1.081           1.097                     --
                                                                  2004   0.970           1.081                     --
 Travelers Quality Bond Subaccount (5/03)........................ 2006   1.017           1.006                     --
                                                                  2005   1.022           1.017                 83,884
                                                                  2004   1.011           1.022                115,684
                                                                  2003   1.000           1.011                 10,533

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.318           1.373                     --
                                                                          2005   1.320           1.318                  8,228
                                                                          2004   1.224           1.320                  8,236
                                                                          2003   1.000           1.224                  8,236
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.103           1.267                     --
                                                                          2005   1.000           1.103                     --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104           1.264                     --
                                                                          2005   1.000           1.104                     --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.065           1.024                     --
                                                                          2005   1.043           1.065                165,026
                                                                          2004   0.979           1.043                     --
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).................... 2009   1.003           0.971                     --
                                                                          2008   1.597           1.003                127,630
                                                                          2007   1.671           1.597                126,489
                                                                          2006   1.471           1.671                157,891
                                                                          2005   1.443           1.471                214,607
                                                                          2004   1.256           1.443                 81,080
                                                                          2003   1.000           1.256                 66,375
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.813           0.832                     --
                                                                          2008   1.459           0.813                     --
                                                                          2007   1.326           1.459                     --
                                                                          2006   1.269           1.326                     --
                                                                          2005   1.202           1.269                     --
                                                                          2004   1.183           1.202                     --
                                                                          2003   1.000           1.183                     --



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.313           1.276                    --
                                                                        2005   1.168           1.313                 2,338
                                                                        2004   1.102           1.168                    --
                                                                        2003   1.000           1.102                    --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2012   1.617           1.938                 690,699
                                                                  2011   1.814           1.617                 797,771
                                                                  2010   1.659           1.814                 924,544
                                                                  2009   1.192           1.659               1,044,018
                                                                  2008   1.978           1.192               1,141,028
                                                                  2007   1.761           1.978               1,150,538
                                                                  2006   1.494           1.761               1,356,016
                                                                  2005   1.339           1.494               1,020,543
                                                                  2004   1.206           1.339                  37,254
                                                                  2003   1.000           1.206                      --
 American Funds Growth Subaccount (Class 2) (5/03)............... 2012   1.388           1.600               2,716,642
                                                                  2011   1.482           1.388               2,970,575
                                                                  2010   1.276           1.482               3,446,041
                                                                  2009   0.936           1.276               3,909,891
                                                                  2008   1.708           0.936               4,043,683
                                                                  2007   1.554           1.708               3,978,956
                                                                  2006   1.441           1.554               4,265,814
                                                                  2005   1.268           1.441               3,617,683
                                                                  2004   1.152           1.268                 150,607
                                                                  2003   1.000           1.152                      --
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2012   1.216           1.397               2,701,226
                                                                  2011   1.266           1.216               3,094,800
                                                                  2010   1.161           1.266               3,467,359
                                                                  2009   0.905           1.161               3,592,504
                                                                  2008   1.488           0.905               3,719,738
                                                                  2007   1.448           1.488               3,973,463
                                                                  2006   1.285           1.448               4,274,112
                                                                  2005   1.241           1.285               3,793,793
                                                                  2004   1.149           1.241                 165,767
                                                                  2003   1.000           1.149                      --
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)................................ 2006   1.534           1.514                      --
                                                                  2005   1.326           1.534                 818,380
                                                                  2004   1.134           1.326                  65,584
                                                                  2003   1.000           1.134                      --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)............ 2006   1.634           2.121                      --
                                                                  2005   1.559           1.634                 503,067
                                                                  2004   1.213           1.559                 104,263
                                                                  2003   1.000           1.213                      --

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................. 2008   1.364
                                                                              2007   1.302
                                                                              2006   1.142
                                                                              2005   1.119
                                                                              2004   1.089
                                                                              2003   1.000
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   1.181
                                                                              2007   1.358
                                                                              2006   1.337
                                                                              2005   1.292
                                                                              2004   1.186
                                                                              2003   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.298
                                                                              2005   1.204
                                                                              2004   1.082
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 2006   1.295
                                                                              2005   1.202
                                                                              2004   1.123
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2012   1.509
                                                                              2011   1.587
                                                                              2010   1.387
                                                                              2009   1.047
                                                                              2008   1.867
                                                                              2007   1.628
                                                                              2006   1.493
                                                                              2005   1.308
                                                                              2004   1.161
                                                                              2003   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................. 1.303                      --
                                                                              1.364                 314,653
                                                                              1.302                 326,344
                                                                              1.142                 240,724
                                                                              1.119                  11,846
                                                                              1.089                      --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 1.113                      --
                                                                              1.181                 716,957
                                                                              1.358                 707,287
                                                                              1.337                 616,359
                                                                              1.292                  50,940
                                                                              1.186                      --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 1.409                      --
                                                                              1.298               1,885,381
                                                                              1.204                  13,789
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 1.441                      --
                                                                              1.295                 492,360
                                                                              1.202                  33,250
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 1.714               1,127,745
                                                                              1.509               1,198,636
                                                                              1.587               1,284,388
                                                                              1.387               1,399,567
                                                                              1.047               1,583,569
                                                                              1.867               1,646,796
                                                                              1.628               1,766,849
                                                                              1.493               1,255,003
                                                                              1.308                  18,589
                                                                              1.161                      --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)........................................................ 2012   1.245           1.489                   3,656
                                                                         2011   1.309           1.245                   3,889
                                                                         2010   1.134           1.309                   4,158
                                                                         2009   0.854           1.134                   4,438
                                                                         2008   1.488           0.854                   4,433
                                                                         2007   1.426           1.488                   4,011
                                                                         2006   1.280           1.426                   4,125
                                                                         2005   1.085           1.280                   4,126
                                                                         2004   1.095           1.085                      --
                                                                         2003   1.017           1.095                      --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............... 2012   1.961           2.197                 749,249
                                                                         2011   2.248           1.961                 785,623
                                                                         2010   1.788           2.248                 797,891
                                                                         2009   1.308           1.788                 950,303
                                                                         2008   2.213           1.308                 980,802
                                                                         2007   1.962           2.213                 963,717
                                                                         2006   1.784           1.962               1,093,420
                                                                         2005   1.545           1.784                 977,292
                                                                         2004   1.267           1.545                  77,689
                                                                         2003   1.000           1.267                      --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............ 2006   1.339           1.551                      --
                                                                         2005   1.238           1.339                 505,524
                                                                         2004   1.124           1.238                   3,525
                                                                         2003   1.000           1.124                      --
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)....................................................... 2008   3.187           2.894                      --
                                                                         2007   2.530           3.187                 506,025
                                                                         2006   2.019           2.530                 655,796
                                                                         2005   1.620           2.019                 614,776
                                                                         2004   1.328           1.620                   6,918
                                                                         2003   1.000           1.328                      --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.477           1.708                 892,122
                                                                         2011   1.689           1.477                 974,513
                                                                         2010   1.593           1.689               1,045,008
                                                                         2009   1.188           1.593               1,143,831
                                                                         2008   2.037           1.188               1,222,137
                                                                         2007   1.804           2.037               1,379,337
                                                                         2006   1.518           1.804               1,194,699
                                                                         2005   1.409           1.518                 976,249
                                                                         2004   1.215           1.409                  35,367
                                                                         2003   1.000           1.215                      --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).......... 2006   1.432           1.706                      --
                                                                          2005   1.344           1.432               1,842,779
                                                                          2004   1.184           1.344                  84,054
                                                                          2003   1.000           1.184                      --
High Yield Bond Trust
 High Yield Bond Trust (6/04)............................................ 2006   1.049           1.070                      --
                                                                          2005   1.058           1.049                 554,017
                                                                          2004   0.989           1.058                  87,615
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................. 2006   1.173           1.209                      --
                                                                          2005   1.114           1.173                      --
                                                                          2004   1.051           1.114                      --
                                                                          2003   1.000           1.051                      --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)      2010   1.442           1.459                      --
                                                                          2009   1.173           1.442                      --
                                                                          2008   1.690           1.173                      --
                                                                          2007   1.419           1.690                      --
                                                                          2006   1.364           1.419                      --
                                                                          2005   1.242           1.364                      --
                                                                          2004   1.111           1.242                      --
                                                                          2003   1.000           1.111                      --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.708           1.824                      --
                                                                          2010   1.403           1.708                  84,656
                                                                          2009   0.914           1.403                 110,409
                                                                          2008   1.668           0.914                 136,456
                                                                          2007   1.402           1.668                 127,557
                                                                          2006   1.329           1.402                 105,391
                                                                          2005   1.217           1.329                  94,478
                                                                          2004   1.238           1.217                   1,759
                                                                          2003   1.000           1.238                      --
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.493           1.403                      --
                                                                          2007   1.395           1.493                      --
                                                                          2006   1.209           1.395                      --
                                                                          2005   1.171           1.209                      --
                                                                          2004   1.145           1.171                      --
                                                                          2003   1.000           1.145                      --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................... 2006   1.404           1.568                      --
                                                                          2005   1.380           1.404                 303,471
                                                                          2004   1.228           1.380                   1,848
                                                                          2003   1.000           1.228                      --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.331           1.545                352,281
                                                                  2011   1.328           1.331                390,711
                                                                  2010   1.086           1.328                459,942
                                                                  2009   0.825           1.086                493,226
                                                                  2008   1.415           0.825                503,618
                                                                  2007   1.473           1.415                595,221
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).......................................................... 2012   1.299           1.473                 48,085
                                                                  2011   1.294           1.299                 54,407
                                                                  2010   1.175           1.294                 63,454
                                                                  2009   0.983           1.175                 63,235
                                                                  2008   1.422           0.983                 73,109
                                                                  2007   1.379           1.422                 71,124
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)..................................... 2012   1.199           1.348                180,451
                                                                  2011   1.306           1.199                204,240
                                                                  2010   1.145           1.306                243,750
                                                                  2009   0.905           1.145                240,105
                                                                  2008   1.459           0.905                244,917
                                                                  2007   1.529           1.459                261,378
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.120           1.318                169,862
                                                                  2011   1.152           1.120                200,841
                                                                  2010   1.072           1.152                206,203
                                                                  2009   0.770           1.072                207,644
                                                                  2008   1.255           0.770                212,178
                                                                  2007   1.259           1.255                219,027
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.269           1.446                126,729
                                                                  2011   1.236           1.269                135,740
                                                                  2010   1.154           1.236                141,934
                                                                  2009   0.948           1.154                145,454
                                                                  2008   1.505           0.948                146,376
                                                                  2007   1.481           1.505                148,189
                                                                  2006   1.280           1.481                151,038
                                                                  2005   1.228           1.280                132,437
                                                                  2004   1.137           1.228                 45,303
                                                                  2003   1.000           1.137                     --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)............................................... 2012   1.721           2.010                173,988
                                                                 2011   1.735           1.721                205,303
                                                                 2010   1.417           1.735                204,100
                                                                 2009   1.014           1.417                229,767
                                                                 2008   1.749           1.014                252,875
                                                                 2007   1.626           1.749                261,933
                                                                 2006   1.474           1.626                279,667
                                                                 2005   1.436           1.474                264,336
                                                                 2004   1.275           1.436                 47,850
                                                                 2003   1.000           1.275                     --
 LMPVET Equity Index Subaccount (Class II) (5/03)............... 2009   0.874           0.849                     --
                                                                 2008   1.429           0.874                838,597
                                                                 2007   1.393           1.429                848,805
                                                                 2006   1.237           1.393                874,703
                                                                 2005   1.213           1.237                702,497
                                                                 2004   1.124           1.213                 48,594
                                                                 2003   1.000           1.124                     --
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04)......................................................... 2012   1.147           1.242                 26,163
                                                                 2011   1.173           1.147                 56,534
                                                                 2010   1.069           1.173                 93,681
                                                                 2009   0.889           1.069                 93,119
                                                                 2008   1.216           0.889                 90,377
                                                                 2007   1.121           1.216                 90,634
                                                                 2006   1.064           1.121                 91,880
                                                                 2005   1.042           1.064                 78,032
                                                                 2004   0.945           1.042                     --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................ 2011   0.944           0.931                     --
                                                                 2010   0.884           0.944                581,580
                                                                 2009   0.769           0.884                480,109
                                                                 2008   0.998           0.769                467,154
                                                                 2007   1.006           0.998                513,791
                                                                 2006   0.988           1.006                494,797
                                                                 2005   0.987           0.988                513,247
                                                                 2004   0.997           0.987                 62,405
                                                                 2003   0.998           0.997                     --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)........................ 2007   1.473           1.543                      --
                                                                    2006   1.275           1.473                 202,778
                                                                    2005   1.253           1.275                 197,652
                                                                    2004   1.182           1.253                  88,206
                                                                    2003   1.000           1.182                      --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............... 2007   1.219           1.267                      --
                                                                    2006   1.196           1.219                 249,371
                                                                    2005   1.161           1.196                 187,950
                                                                    2004   1.181           1.161                  57,722
                                                                    2003   1.000           1.181                      --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)............. 2007   1.439           1.487                      --
                                                                    2006   1.324           1.439                 611,608
                                                                    2005   1.232           1.324                 458,522
                                                                    2004   1.154           1.232                  77,889
                                                                    2003   1.000           1.154                      --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)............. 2007   1.332           1.388                      --
                                                                    2006   1.211           1.332                  71,646
                                                                    2005   1.195           1.211                  51,085
                                                                    2004   1.127           1.195                  21,267
                                                                    2003   0.996           1.127                      --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)........ 2007   1.472           1.527                      --
                                                                    2006   1.283           1.472               1,048,214
                                                                    2005   1.270           1.283                 862,943
                                                                    2004   1.153           1.270                   2,656
                                                                    2003   0.996           1.153                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............ 2007   1.640           1.804                      --
                                                                    2006   1.494           1.640               1,065,798
                                                                    2005   1.411           1.494                 955,093
                                                                    2004   1.163           1.411                  61,026
                                                                    2003   1.000           1.163                      --
Managed Assets Trust
 Managed Assets Trust (5/04)....................................... 2006   1.073           1.105                      --
                                                                    2005   1.057           1.073                 769,875
                                                                    2004   0.981           1.057                      --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............ 2008   1.599           1.538                     --
                                                                         2007   1.541           1.599                104,866
                                                                         2006   1.625           1.541                114,960
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................ 2012   1.528           1.747                404,634
                                                                         2011   1.522           1.528                420,297
                                                                         2010   1.339           1.522                367,542
                                                                         2009   0.929           1.339                493,560
                                                                         2008   1.251           0.929                619,979
                                                                         2007   1.244           1.251                818,690
                                                                         2006   1.185           1.244                395,062
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).............. 2007   1.507           1.577                     --
                                                                         2006   1.428           1.507                407,536
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.211           1.345                262,350
                                                                         2011   1.236           1.211                331,624
                                                                         2010   1.122           1.236                411,768
                                                                         2009   0.962           1.122                447,645
                                                                         2008   1.569           0.962                441,675
                                                                         2007   1.563           1.569                412,214
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.807           0.997                613,356
                                                                         2011   0.871           0.807                687,124
                                                                         2010   0.765           0.871                788,405
                                                                         2009   0.579           0.765                905,831
                                                                         2008   1.013           0.579                954,582
                                                                         2007   1.215           1.013                874,392
                                                                         2006   1.003           1.215                890,783
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.234           1.396                 45,542
                                                                         2011   1.404           1.234                 39,649
                                                                         2010   1.201           1.404                 68,812
                                                                         2009   0.951           1.201                 43,078
                                                                         2008   1.300           0.951                 56,727
                                                                         2007   1.342           1.300                 23,148
                                                                         2006   1.264           1.342                 18,011
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.463           1.852                215,044
                                                                         2011   1.738           1.463                215,166
                                                                         2010   1.523           1.738                250,592
                                                                         2009   1.002           1.523                312,495
                                                                         2008   1.727           1.002                361,162
                                                                         2007   1.781           1.727                348,947
                                                                         2006   1.623           1.781                346,712

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............ 2012   1.291           1.497                  70,465
                                                                       2011   1.331           1.291                  71,035
                                                                       2010   1.076           1.331                  49,225
                                                                       2009   0.820           1.076                  57,435
                                                                       2008   1.365           0.820                  70,163
                                                                       2007   1.252           1.365                  48,471
                                                                       2006   1.267           1.252                  55,001
 MIST Janus Forty Subaccount (Class A) (4/06)......................... 2012   1.530           1.838                 554,192
                                                                       2011   1.687           1.530                 749,805
                                                                       2010   1.572           1.687                 776,075
                                                                       2009   1.122           1.572                 862,979
                                                                       2008   1.973           1.122                 922,485
                                                                       2007   1.546           1.973                 927,984
                                                                       2006   1.514           1.546                 986,471
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)............................................................... 2009   0.885           0.874                      --
                                                                       2008   1.210           0.885                 465,448
                                                                       2007   1.164           1.210                 468,129
                                                                       2006   1.105           1.164                 485,658
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).......... 2012   1.558           1.724                 163,346
                                                                       2011   1.519           1.558                 171,336
                                                                       2010   1.372           1.519                 170,851
                                                                       2009   1.023           1.372                 186,401
                                                                       2008   1.281           1.023                 146,992
                                                                       2007   1.226           1.281                 150,330
                                                                       2006   1.175           1.226                 171,989
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *......... 2012   0.901           1.011                 899,878
                                                                       2011   0.956           0.901               1,026,784
                                                                       2010   0.779           0.956               1,071,669
                                                                       2009   0.629           0.779               1,401,084
                                                                       2008   1.051           0.629               1,360,483
                                                                       2007   1.068           1.051               1,512,748
                                                                       2006   0.964           1.068                     147
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........ 2009   0.820           0.778                      --
                                                                       2008   1.462           0.820                 131,271
                                                                       2007   1.335           1.462                 145,757
                                                                       2006   1.357           1.335                 158,802
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)......... 2012   0.831           0.949                 444,424
                                                                       2011   0.975           0.831                 452,213

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)..... 2012   2.102
                                                                            2011   2.643
                                                                            2010   2.185
                                                                            2009   1.322
                                                                            2008   2.898
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *.... 2012   1.429
                                                                            2011   1.636
                                                                            2010   1.501
                                                                            2009   1.166
                                                                            2008   2.069
                                                                            2007   1.978
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2012   1.451
                                                                            2011   1.564
                                                                            2010   1.297
                                                                            2009   0.967
                                                                            2008   1.535
 MIST MLA Mid Cap Subaccount (Class B) (4/07).............................. 2012   0.996
                                                                            2011   1.075
                                                                            2010   0.895
                                                                            2009   0.669
                                                                            2008   1.108
                                                                            2007   1.255
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *          2012   1.367
                                                                            2011   1.253
                                                                            2010   1.186
                                                                            2009   1.024
                                                                            2008   1.121
                                                                            2007   1.063
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2012   1.376
                                                                            2011   1.364
                                                                            2010   1.289
                                                                            2009   1.161
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2012   1.249
                                                                            2011   1.338
                                                                            2010   1.177
                                                                            2009   0.971
                                                                            2008   1.478
                                                                            2007   1.439
                                                                            2006   1.344



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)..... 2.445                 359,674
                                                                            2.102                 377,152
                                                                            2.643                 389,471
                                                                            2.185                 430,807
                                                                            1.322                 448,281
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *.... 1.631                 423,883
                                                                            1.429                 514,171
                                                                            1.636                 542,075
                                                                            1.501                 554,678
                                                                            1.166                 586,996
                                                                            2.069                  13,231
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 1.499                  61,869
                                                                            1.451                  63,174
                                                                            1.564                  67,963
                                                                            1.297                  85,165
                                                                            0.967                  93,830
 MIST MLA Mid Cap Subaccount (Class B) (4/07).............................. 1.026                 473,681
                                                                            0.996                 505,149
                                                                            1.075                 463,499
                                                                            0.895                 398,822
                                                                            0.669                 378,102
                                                                            1.108                  17,040
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *          1.461               1,013,468
                                                                            1.367               1,151,093
                                                                            1.253               1,238,422
                                                                            1.186               1,265,695
                                                                            1.024               1,195,507
                                                                            1.121               1,338,887
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 1.471               3,883,138
                                                                            1.376               4,148,350
                                                                            1.364               2,490,762
                                                                            1.289               2,713,340
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 1.351                  25,650
                                                                            1.249                  25,596
                                                                            1.338                  25,589
                                                                            1.177                  27,163
                                                                            0.971                  26,870
                                                                            1.478                  26,917
                                                                            1.439                 144,548

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.152           1.270                      --
                                                                          2006   1.099           1.152                  16,748
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2012   1.504           1.642                 478,491
                                                                          2011   1.484           1.504                 482,061
                                                                          2010   1.352           1.484                 520,864
                                                                          2009   1.038           1.352                 679,018
                                                                          2008   1.189           1.038                 774,968
                                                                          2007   1.140           1.189                 988,568
                                                                          2006   1.105           1.140               1,031,345
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   1.463           1.604                  61,352
                                                                          2011   1.817           1.463                  42,051
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.847           0.978               1,661,874
                                                                          2011   0.902           0.847               1,844,292
                                                                          2010   0.788           0.902               2,043,400
                                                                          2009   0.681           0.788               2,318,149
                                                                          2008   1.092           0.681               2,720,214
                                                                          2007   1.073           1.092               2,916,660
                                                                          2006   1.001           1.073               1,529,139
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.862           0.995               1,367,859
                                                                          2011   0.968           0.862               1,433,184
                                                                          2010   0.825           0.968               1,501,589
                                                                          2009   0.667           0.825               1,778,406
                                                                          2008   0.972           0.667               1,745,181
                                                                          2007   1.025           0.972               1,890,953
                                                                          2006   1.003           1.025               1,275,885
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.220           1.415                 586,063
                                                                          2011   1.266           1.220                 619,158
                                                                          2010   1.127           1.266                 640,434
                                                                          2009   0.906           1.127                 829,741
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.307           1.417                 239,819
                                                                          2011   1.379           1.307                 220,475
                                                                          2010   1.224           1.379                 238,600
                                                                          2009   0.838           1.224                 252,987
                                                                          2008   1.580           0.838                 284,819
                                                                          2007   1.341           1.580                 223,289
                                                                          2006   1.379           1.341                 223,329

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)......... 2012   1.182           1.243                 280,725
                                                                2011   1.134           1.182                 352,335
                                                                2010   1.070           1.134                 390,685
                                                                2009   0.999           1.070                 559,412
                                                                2008   1.057           0.999                 468,495
                                                                2007   1.017           1.057                 614,197
                                                                2006   0.983           1.017                 520,252
 MSF BlackRock Diversified Subaccount (Class A) (5/09)......... 2012   1.117           1.227                 350,182
                                                                2011   1.100           1.117                 353,357
                                                                2010   1.025           1.100                 476,141
                                                                2009   0.887           1.025                 471,185
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)........................................................ 2012   0.996           1.115                 377,758
                                                                2011   1.118           0.996                 424,725
                                                                2010   0.954           1.118                 431,532
                                                                2009   0.761           0.954                 475,973
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........ 2012   0.984           0.962               5,447,560
                                                                2011   1.005           0.984               5,574,947
                                                                2010   1.028           1.005               5,758,011
                                                                2009   1.046           1.028               7,628,176
                                                                2008   1.040           1.046               7,012,301
                                                                2007   1.012           1.040               4,380,223
                                                                2006   0.993           1.012               4,014,525
 MSF Davis Venture Value Subaccount (Class A) (4/08)........... 2012   1.060           1.170                 240,600
                                                                2011   1.129           1.060                 304,655
                                                                2010   1.030           1.129                 300,993
                                                                2009   0.798           1.030                 421,963
                                                                2008   1.298           0.798                 386,755
 MSF FI Large Cap Subaccount (Class A) (4/06).................. 2009   0.711           0.741                      --
                                                                2008   1.317           0.711                 343,411
                                                                2007   1.296           1.317                 276,408
                                                                2006   1.283           1.296                 282,614
 MSF FI Value Leaders Subaccount (Class D) (4/06).............. 2012   0.999           1.130                 717,294
                                                                2011   1.089           0.999                 786,607
                                                                2010   0.973           1.089                 829,482
                                                                2009   0.817           0.973                 880,256
                                                                2008   1.369           0.817                 931,125
                                                                2007   1.345           1.369               1,020,680
                                                                2006   1.316           1.345               1,114,110

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.905           0.978                      --
                                                                         2010   0.799           0.905                 523,582
                                                                         2009   0.621           0.799                 465,327
                                                                         2008   1.067           0.621                 482,672
                                                                         2007   1.056           1.067                 526,314
                                                                         2006   1.002           1.056                 671,207
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.151           1.230                 752,126
                                                                         2011   1.140           1.151                 764,076
                                                                         2010   1.059           1.140                 621,182
                                                                         2009   0.898           1.059                 722,607
                                                                         2008   1.072           0.898                 578,047
                                                                         2007   1.038           1.072                 152,633
                                                                         2006   1.001           1.038                 129,982
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)....................................................... 2012   1.072           1.169                 751,400
                                                                         2011   1.085           1.072                 741,163
                                                                         2010   0.994           1.085                 628,820
                                                                         2009   0.822           0.994                 317,946
                                                                         2008   1.071           0.822                 164,694
                                                                         2007   1.045           1.071                 420,572
                                                                         2006   1.002           1.045                      --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)............ 2012   0.989           1.096               2,016,439
                                                                         2011   1.025           0.989               2,026,546
                                                                         2010   0.926           1.025               2,048,328
                                                                         2009   0.748           0.926               2,123,102
                                                                         2008   1.072           0.748               2,600,791
                                                                         2007   1.050           1.072               3,361,865
                                                                         2006   1.002           1.050               3,734,876
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)................................................................. 2012   0.907           1.024                 504,854
                                                                         2011   0.964           0.907                 933,091
                                                                         2010   0.859           0.964               1,284,074
                                                                         2009   0.680           0.859               1,347,042
                                                                         2008   1.072           0.680               1,111,255
                                                                         2007   1.055           1.072               1,477,379
                                                                         2006   1.002           1.055               1,825,641
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................... 2012   0.978           1.104                 985,031
                                                                         2011   0.984           0.978                 744,065
                                                                         2010   0.878           0.984                 878,891
                                                                         2009   0.717           0.878               1,033,347

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2012   1.230           1.340               1,558,668
                                                                        2011   1.230           1.230               1,779,668
                                                                        2010   1.145           1.230               1,847,901
                                                                        2009   0.988           1.145               2,157,425
                                                                        2008   1.301           0.988               2,254,271
                                                                        2007   1.276           1.301               2,419,094
                                                                        2006   1.199           1.276               2,486,757
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2012   1.208           1.379                 404,317
                                                                        2011   1.225           1.208                 448,332
                                                                        2010   1.124           1.225                 486,463
                                                                        2009   0.951           1.124                 566,943
                                                                        2008   1.440           0.951                 598,060
                                                                        2007   1.368           1.440                 584,107
                                                                        2006   1.243           1.368                 538,257
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.879           1.042               3,633,207
                                                                        2011   0.981           0.879               3,846,523
                                                                        2010   0.865           0.981               4,047,274
                                                                        2009   0.633           0.865               4,693,468
                                                                        2008   1.088           0.633               4,903,552
                                                                        2007   1.047           1.088               5,301,266
                                                                        2006   0.996           1.047               6,033,310
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   0.994           1.154                 130,480
                                                                        2011   1.030           0.994                 197,401
                                                                        2010   0.902           1.030                 296,460
                                                                        2009   0.645           0.902                 386,707
                                                                        2008   1.136           0.645                 395,142
                                                                        2007   1.064           1.136                  34,696
                                                                        2006   0.998           1.064                   2,904
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.372           1.555                 467,633
                                                                        2011   1.382           1.372                 580,971
                                                                        2010   1.049           1.382                 733,074
                                                                        2009   0.774           1.049                 999,289
                                                                        2008   1.182           0.774               1,087,541
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)...................................................... 2007   1.133           1.174                      --
                                                                        2006   1.070           1.133                 520,980

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *..................................................... 2012   1.153           1.168                 349,518
                                                                         2011   1.115           1.153                 382,110
                                                                         2010   1.076           1.115                 414,144
                                                                         2009   1.053           1.076                 395,891
                                                                         2008   1.078           1.053                 542,172
                                                                         2007   1.055           1.078                 357,273
                                                                         2006   1.023           1.055                 339,240
Money Market Portfolio
 Money Market Subaccount (5/03)......................................... 2006   0.987           0.993                      --
                                                                         2005   0.980           0.987               1,262,740
                                                                         2004   0.992           0.980                 270,004
                                                                         2003   1.000           0.992                      --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)......... 2006   1.085           1.144                      --
                                                                         2005   1.048           1.085                 338,931
                                                                         2004   0.991           1.048                 154,823
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   1.040           1.059                      --
                                                                         2006   1.056           1.040               1,321,802
                                                                         2005   1.057           1.056               1,044,496
                                                                         2004   0.992           1.057                  58,531
                                                                         2003   1.000           0.992                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.123           1.158                      --
                                                                         2008   1.095           1.123               2,693,404
                                                                         2007   1.030           1.095               2,994,971
                                                                         2006   1.014           1.030               2,720,847
                                                                         2005   1.011           1.014               2,304,778
                                                                         2004   0.986           1.011                 276,700
                                                                         2003   1.000           0.986                      --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   1.841           1.989                      --
                                                                         2006   1.473           1.841                      --
                                                                         2005   1.342           1.473                      --
                                                                         2004   1.181           1.342                      --
                                                                         2003   1.000           1.181                      --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)................. 2007   1.892           2.016                      --
                                                                         2006   1.648           1.892                 444,890
                                                                         2005   1.574           1.648                 506,529
                                                                         2004   1.275           1.574                  40,231
                                                                         2003   1.000           1.275                      --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03).................... 2006   1.277           1.357                      --
                                                                          2005   1.201           1.277                 115,767
                                                                          2004   1.152           1.201                      --
                                                                          2003   1.000           1.152                      --
 Travelers Convertible Securities Subaccount (6/03)...................... 2006   1.104           1.175                      --
                                                                          2005   1.125           1.104                 126,318
                                                                          2004   1.082           1.125                     243
                                                                          2003   1.000           1.082                      --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)................... 2006   1.491           1.625                      --
                                                                          2005   1.355           1.491                 108,989
                                                                          2004   1.190           1.355                  41,788
                                                                          2003   1.000           1.190                      --
 Travelers Equity Income Subaccount (5/03)............................... 2006   1.255           1.316                      --
                                                                          2005   1.228           1.255                 815,787
                                                                          2004   1.143           1.228                 119,910
                                                                          2003   1.000           1.143                      --
 Travelers Federated High Yield Subaccount (5/03)........................ 2006   1.158           1.185                      --
                                                                          2005   1.155           1.158                 410,952
                                                                          2004   1.069           1.155                  62,194
                                                                          2003   1.000           1.069                      --
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.264           1.307                      --
                                                                          2005   1.227           1.264                  31,338
                                                                          2004   1.135           1.227                  29,646
                                                                          2003   1.000           1.135                      --
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.248           1.283                      --
                                                                          2005   1.174           1.248                 266,425
                                                                          2004   1.126           1.174                  33,560
                                                                          2003   1.000           1.126                      --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.096           1.163                      --
                                                                          2005   1.000           1.096                 302,387
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.027           1.028                      --
                                                                          2005   1.000           1.027                 125,442
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.063           1.099                      --
                                                                          2005   1.000           1.063               3,314,757

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)............................................... 2006   1.073           1.117                      --
                                                                  2005   1.000           1.073               1,521,475
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)............................................... 2006   1.043           1.061                      --
                                                                  2005   1.000           1.043                      --
 Travelers Mercury Large Cap Core Subaccount (6/03).............. 2006   1.348           1.428                      --
                                                                  2005   1.230           1.348                 380,315
                                                                  2004   1.085           1.230                  48,763
                                                                  2003   1.000           1.085                      --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)......... 2006   1.306           1.379                      --
                                                                  2005   1.296           1.306                 204,003
                                                                  2004   1.161           1.296                  37,844
                                                                  2003   1.000           1.161                      --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)........... 2006   1.164           1.199                      --
                                                                  2005   1.155           1.164               1,772,220
                                                                  2004   1.060           1.155                  78,497
                                                                  2003   1.000           1.060                      --
 Travelers MFS(Reg. TM) Value Subaccount (5/04).................. 2006   1.153           1.243                      --
                                                                  2005   1.107           1.153                 445,037
                                                                  2004   0.961           1.107                  43,523
 Travelers Mondrian International Stock Subaccount (6/03)........ 2006   1.415           1.623                      --
                                                                  2005   1.321           1.415                 286,271
                                                                  2004   1.167           1.321                  16,678
                                                                  2003   1.000           1.167                      --
 Travelers Pioneer Fund Subaccount (6/03)........................ 2006   1.269           1.344                      --
                                                                  2005   1.224           1.269                 139,578
                                                                  2004   1.126           1.224                      --
                                                                  2003   1.000           1.126                      --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)............... 2006   1.047           1.099                      --
                                                                  2005   1.000           1.047                  52,789
 Travelers Pioneer Strategic Income Subaccount (5/04)............ 2006   1.096           1.105                      --
                                                                  2005   1.081           1.096                 735,828
                                                                  2004   0.970           1.081                      --
 Travelers Quality Bond Subaccount (5/03)........................ 2006   0.994           0.983                      --
                                                                  2005   1.000           0.994                 585,730
                                                                  2004   0.989           1.000                 245,149
                                                                  2003   1.000           0.989                      --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.227           1.278                      --
                                                                          2005   1.229           1.227                  52,430
                                                                          2004   1.140           1.229                      --
                                                                          2003   1.000           1.140                      --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.103           1.267                      --
                                                                          2005   1.000           1.103                  52,336
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104           1.264                      --
                                                                          2005   1.000           1.104                  11,783
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.064           1.023                      --
                                                                          2005   1.042           1.064                 371,791
                                                                          2004   0.979           1.042                  51,060
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).................... 2009   0.906           0.877                      --
                                                                          2008   1.442           0.906                 896,716
                                                                          2007   1.510           1.442                 869,067
                                                                          2006   1.330           1.510               1,036,717
                                                                          2005   1.306           1.330                 916,581
                                                                          2004   1.137           1.306                      --
                                                                          2003   1.000           1.137                      --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.770           0.788                      --
                                                                          2008   1.383           0.770                      --
                                                                          2007   1.257           1.383                      --
                                                                          2006   1.203           1.257                      --
                                                                          2005   1.140           1.203                      --
                                                                          2004   1.123           1.140                      --
                                                                          2003   1.000           1.123                      --



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.217           1.182           --
                                                                        2005   1.084           1.217           --
                                                                        2004   1.000           1.084           --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........... 2012   1.345           1.611                    --
                                                                     2011   1.509           1.345                    --
                                                                     2010   1.382           1.509                    --
                                                                     2009   0.993           1.382                    --
                                                                     2008   1.648           0.993                    --
                                                                     2007   1.468           1.648                    --
                                                                     2006   1.247           1.468                    --
                                                                     2005   1.118           1.247                    --
                                                                     2004   1.000           1.118                    --
 American Funds Growth Subaccount (Class 2) (5/03).................. 2012   1.200           1.384                 3,007
                                                                     2011   1.283           1.200                 3,018
                                                                     2010   1.105           1.283                 3,031
                                                                     2009   0.811           1.105                 3,045
                                                                     2008   1.480           0.811                 3,059
                                                                     2007   1.348           1.480                 3,070
                                                                     2006   1.251           1.348                 3,080
                                                                     2005   1.101           1.251                 3,091
                                                                     2004   1.000           1.101                    --
 American Funds Growth-Income Subaccount (Class 2) (5/03)........... 2012   1.052           1.208                   905
                                                                     2011   1.096           1.052                   908
                                                                     2010   1.006           1.096                 3,138
                                                                     2009   0.784           1.006                 9,180
                                                                     2008   1.290           0.784                11,545
                                                                     2007   1.256           1.290                11,014
                                                                     2006   1.115           1.256                10,918
                                                                     2005   1.077           1.115                11,085
                                                                     2004   1.000           1.077                 3,331
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)................................... 2006   1.345           1.328                    --
                                                                     2005   1.163           1.345                    --
                                                                     2004   1.000           1.163                    --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)............... 2006   1.259           1.633                    --
                                                                     2005   1.202           1.259                 3,614
                                                                     2004   1.000           1.202                   766
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)........ 2008   1.259           1.203                    --
                                                                     2007   1.202           1.259                    --
                                                                     2006   1.056           1.202                    --
                                                                     2005   1.034           1.056                    --
                                                                     2004   1.000           1.034                    --

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   0.963
                                                                              2007   1.108
                                                                              2006   1.092
                                                                              2005   1.055
                                                                              2004   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.199
                                                                              2005   1.113
                                                                              2004   1.000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 2006   1.182
                                                                              2005   1.097
                                                                              2004   1.000
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2012   1.297
                                                                              2011   1.364
                                                                              2010   1.193
                                                                              2009   0.901
                                                                              2008   1.608
                                                                              2007   1.402
                                                                              2006   1.287
                                                                              2005   1.128
                                                                              2004   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 2012   1.180
                                                                              2011   1.242
                                                                              2010   1.076
                                                                              2009   0.811
                                                                              2008   1.414
                                                                              2007   1.355
                                                                              2006   1.217
                                                                              2005   1.032
                                                                              2004   1.000
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).................... 2012   1.516
                                                                              2011   1.739
                                                                              2010   1.383
                                                                              2009   1.012
                                                                              2008   1.715
                                                                              2007   1.521
                                                                              2006   1.384
                                                                              2005   1.199
                                                                              2004   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 0.907                    --
                                                                              0.963                    --
                                                                              1.108                    --
                                                                              1.092                    --
                                                                              1.055                    --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 1.302                    --
                                                                              1.199                   895
                                                                              1.113                    --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 1.314                    --
                                                                              1.182                    --
                                                                              1.097                    --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 1.473                    --
                                                                              1.297                    --
                                                                              1.364                 1,361
                                                                              1.193                 5,254
                                                                              0.901                 6,928
                                                                              1.608                 6,967
                                                                              1.402                 7,582
                                                                              1.287                 7,465
                                                                              1.128                 2,416
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 1.411                    --
                                                                              1.180                    --
                                                                              1.242                    --
                                                                              1.076                    --
                                                                              0.811                    --
                                                                              1.414                    --
                                                                              1.355                    --
                                                                              1.217                    --
                                                                              1.032                    --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).................... 1.698                    --
                                                                              1.516                    --
                                                                              1.739                    --
                                                                              1.383                    --
                                                                              1.012                    --
                                                                              1.715                   736
                                                                              1.521                   805
                                                                              1.384                   807
                                                                              1.199                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............ 2006   1.175           1.361                    --
                                                                         2005   1.087           1.175                    --
                                                                         2004   1.000           1.087                    --
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)....................................................... 2008   2.319           2.105                    --
                                                                         2007   1.842           2.319                   272
                                                                         2006   1.470           1.842                   351
                                                                         2005   1.180           1.470                   389
                                                                         2004   1.000           1.180                    --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.204           1.392                    --
                                                                         2011   1.378           1.204                    --
                                                                         2010   1.300           1.378                 1,289
                                                                         2009   0.970           1.300                 4,681
                                                                         2008   1.665           0.970                 6,651
                                                                         2007   1.475           1.665                 5,990
                                                                         2006   1.242           1.475                 6,566
                                                                         2005   1.153           1.242                 6,907
                                                                         2004   1.000           1.153                 2,400
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)......... 2006   1.208           1.439                    --
                                                                         2005   1.135           1.208                    --
                                                                         2004   1.000           1.135                    --
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................... 2006   1.048           1.069                    --
                                                                         2005   1.058           1.048                 5,275
                                                                         2004   0.989           1.058                 1,669
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................ 2006   1.117           1.151                    --
                                                                         2005   1.061           1.117                    --
                                                                         2004   1.000           1.061                    --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)     2010   1.233           1.248                    --
                                                                         2009   1.004           1.233                    --
                                                                         2008   1.447           1.004                    --
                                                                         2007   1.216           1.447                    --
                                                                         2006   1.170           1.216                    --
                                                                         2005   1.065           1.170                    --
                                                                         2004   1.000           1.065                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.422           1.519                    --
                                                                          2010   1.169           1.422                    --
                                                                          2009   0.762           1.169                    --
                                                                          2008   1.391           0.762                    --
                                                                          2007   1.169           1.391                    --
                                                                          2006   1.109           1.169                    --
                                                                          2005   1.017           1.109                    --
                                                                          2004   1.000           1.017                    --
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.303           1.225                    --
                                                                          2007   1.219           1.303                    --
                                                                          2006   1.057           1.219                    --
                                                                          2005   1.024           1.057                    --
                                                                          2004   1.000           1.024                    --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................... 2006   1.134           1.265                    --
                                                                          2005   1.115           1.134                    --
                                                                          2004   1.000           1.115                    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)........................................................ 2012   1.119           1.299                    --
                                                                          2011   1.117           1.119                    --
                                                                          2010   0.914           1.117                    --
                                                                          2009   0.695           0.914                    --
                                                                          2008   1.192           0.695                    --
                                                                          2007   1.242           1.192                 1,044
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).................................................................. 2012   1.166           1.322                    --
                                                                          2011   1.162           1.166                    --
                                                                          2010   1.056           1.162                    --
                                                                          2009   0.884           1.056                    --
                                                                          2008   1.279           0.884                    --
                                                                          2007   1.241           1.279                    --
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)............................................. 2012   1.004           1.129                    --
                                                                          2011   1.095           1.004                    --
                                                                          2010   0.960           1.095                    --
                                                                          2009   0.759           0.960                    --
                                                                          2008   1.224           0.759                    --
                                                                          2007   1.284           1.224                    --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   0.964           1.134                   --
                                                                  2011   0.993           0.964                   --
                                                                  2010   0.924           0.993                   --
                                                                  2009   0.664           0.924                   --
                                                                  2008   1.083           0.664                   --
                                                                  2007   1.086           1.083                   --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.100           1.253                   --
                                                                  2011   1.072           1.100                   --
                                                                  2010   1.001           1.072                   --
                                                                  2009   0.823           1.001                   --
                                                                  2008   1.307           0.823                   --
                                                                  2007   1.287           1.307                   --
                                                                  2006   1.113           1.287                   --
                                                                  2005   1.068           1.113                   --
                                                                  2004   1.000           1.068                   --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)................................................ 2012   1.337           1.561                   --
                                                                  2011   1.349           1.337                   --
                                                                  2010   1.102           1.349                   --
                                                                  2009   0.790           1.102                   --
                                                                  2008   1.362           0.790                   --
                                                                  2007   1.266           1.362                   --
                                                                  2006   1.149           1.266                   --
                                                                  2005   1.120           1.149                   --
                                                                  2004   1.000           1.120                   --
 LMPVET Equity Index Subaccount (Class II) (5/03)................ 2009   0.782           0.760                   --
                                                                  2008   1.280           0.782                  912
                                                                  2007   1.248           1.280                  916
                                                                  2006   1.108           1.248                  919
                                                                  2005   1.087           1.108                  922
                                                                  2004   1.000           1.087                   --
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04).......................................................... 2012   1.143           1.237                   --
                                                                  2011   1.169           1.143                   --
                                                                  2010   1.066           1.169                   --
                                                                  2009   0.887           1.066                   --
                                                                  2008   1.213           0.887                   --
                                                                  2007   1.119           1.213                   --
                                                                  2006   1.063           1.119                   --
                                                                  2005   1.041           1.063                   --
                                                                  2004   0.945           1.041                   --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................... 2011   0.944           0.931                    --
                                                                    2010   0.884           0.944                    --
                                                                    2009   0.770           0.884                    --
                                                                    2008   0.999           0.770                    --
                                                                    2007   1.008           0.999                    --
                                                                    2006   0.991           1.008                    --
                                                                    2005   0.990           0.991                    --
                                                                    2004   1.000           0.990                    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)........................ 2007   1.237           1.295                    --
                                                                    2006   1.071           1.237                    --
                                                                    2005   1.053           1.071                    --
                                                                    2004   1.000           1.053                    --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............... 2007   1.052           1.094                    --
                                                                    2006   1.033           1.052                    --
                                                                    2005   1.004           1.033                    --
                                                                    2004   1.000           1.004                    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)............. 2007   1.213           1.253                    --
                                                                    2006   1.117           1.213                 1,017
                                                                    2005   1.040           1.117                   984
                                                                    2004   1.000           1.040                    --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)............. 2007   1.199           1.249                    --
                                                                    2006   1.091           1.199                    --
                                                                    2005   1.076           1.091                    --
                                                                    2004   1.000           1.076                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)........ 2007   1.279           1.327                    --
                                                                    2006   1.116           1.279                 1,383
                                                                    2005   1.105           1.116                 1,388
                                                                    2004   1.000           1.105                    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............ 2007   1.375           1.513                    --
                                                                    2006   1.253           1.375                 7,797
                                                                    2005   1.184           1.253                 7,683
                                                                    2004   1.000           1.184                 2,336

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.072           1.104                    --
                                                                     2005   1.056           1.072                    --
                                                                     2004   0.981           1.056                    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.314           1.264                    --
                                                                     2007   1.267           1.314                    --
                                                                     2006   1.337           1.267                    --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2012   1.405           1.606                    --
                                                                     2011   1.400           1.405                    --
                                                                     2010   1.232           1.400                   851
                                                                     2009   0.855           1.232                 3,439
                                                                     2008   1.152           0.855                 4,714
                                                                     2007   1.147           1.152                 5,705
                                                                     2006   1.093           1.147                    --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.369           1.432                    --
                                                                     2006   1.298           1.369                    --
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......... 2012   1.098           1.218                    --
                                                                     2011   1.120           1.098                    --
                                                                     2010   1.018           1.120                    --
                                                                     2009   0.873           1.018                    --
                                                                     2008   1.425           0.873                    --
                                                                     2007   1.420           1.425                    --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........ 2012   0.804           0.993                    --
                                                                     2011   0.869           0.804                    --
                                                                     2010   0.764           0.869                   667
                                                                     2009   0.578           0.764                 2,714
                                                                     2008   1.012           0.578                 3,714
                                                                     2007   1.215           1.012                 4,987
                                                                     2006   1.003           1.215                 4,223
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)............ 2012   1.230           1.391                    --
                                                                     2011   1.400           1.230                    --
                                                                     2010   1.198           1.400                    --
                                                                     2009   0.949           1.198                    --
                                                                     2008   1.298           0.949                    --
                                                                     2007   1.341           1.298                    --
                                                                     2006   1.263           1.341                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.257           1.591                   864
                                                                         2011   1.495           1.257                   867
                                                                         2010   1.310           1.495                   871
                                                                         2009   0.862           1.310                   875
                                                                         2008   1.487           0.862                   879
                                                                         2007   1.534           1.487                   882
                                                                         2006   1.398           1.534                   885
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2012   1.287           1.491                    --
                                                                         2011   1.327           1.287                    --
                                                                         2010   1.073           1.327                    --
                                                                         2009   0.818           1.073                    --
                                                                         2008   1.363           0.818                    --
                                                                         2007   1.251           1.363                    --
                                                                         2006   1.266           1.251                    --
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   1.337           1.606                    --
                                                                         2011   1.476           1.337                    --
                                                                         2010   1.376           1.476                    --
                                                                         2009   0.983           1.376                    --
                                                                         2008   1.728           0.983                    --
                                                                         2007   1.355           1.728                    --
                                                                         2006   1.328           1.355                    --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)................................................................. 2009   0.883           0.872                    --
                                                                         2008   1.208           0.883                    --
                                                                         2007   1.162           1.208                    --
                                                                         2006   1.104           1.162                    --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............ 2012   1.423           1.575                    --
                                                                         2011   1.388           1.423                    --
                                                                         2010   1.255           1.388                    --
                                                                         2009   0.936           1.255                    --
                                                                         2008   1.173           0.936                    --
                                                                         2007   1.123           1.173                    --
                                                                         2006   1.076           1.123                    --
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *........... 2012   0.898           1.007                    --
                                                                         2011   0.954           0.898                    --
                                                                         2010   0.777           0.954                 1,991
                                                                         2009   0.628           0.777                 8,099
                                                                         2008   1.050           0.628                10,311
                                                                         2007   1.067           1.050                10,434
                                                                         2006   0.964           1.067                    --

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.725
                                                                             2008   1.292
                                                                             2007   1.181
                                                                             2006   1.201
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 2012   0.829
                                                                             2011   0.973
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2012   1.526
                                                                             2011   1.920
                                                                             2010   1.588
                                                                             2009   0.961
                                                                             2008   2.108
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 2012   1.221
                                                                             2011   1.398
                                                                             2010   1.284
                                                                             2009   0.998
                                                                             2008   1.771
                                                                             2007   1.694
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................... 2012   1.191
                                                                             2011   1.283
                                                                             2010   1.065
                                                                             2009   0.794
                                                                             2008   1.261
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................... 2012   0.993
                                                                             2011   1.072
                                                                             2010   0.893
                                                                             2009   0.667
                                                                             2008   1.106
                                                                             2007   1.254
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *           2012   1.313
                                                                             2011   1.205
                                                                             2010   1.141
                                                                             2009   0.986
                                                                             2008   1.080
                                                                             2007   1.024
 MIST PIMCO Total Return Subaccount (Class B) (5/09)........................ 2012   1.360
                                                                             2011   1.349
                                                                             2010   1.275
                                                                             2009   1.149



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 0.687                     --
                                                                             0.725                     --
                                                                             1.292                     --
                                                                             1.181                     --
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 0.946                     --
                                                                             0.829                     --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 1.774                     --
                                                                             1.526                     --
                                                                             1.920                     --
                                                                             1.588                     --
                                                                             0.961                     --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 1.393                183,252
                                                                             1.221                185,757
                                                                             1.398                246,499
                                                                             1.284                285,027
                                                                             0.998                327,394
                                                                             1.771                     --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................... 1.229                     --
                                                                             1.191                     --
                                                                             1.283                     --
                                                                             1.065                     --
                                                                             0.794                     --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................... 1.022                169,411
                                                                             0.993                186,468
                                                                             1.072                223,296
                                                                             0.893                229,127
                                                                             0.667                251,501
                                                                             1.106                     --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *           1.404                     --
                                                                             1.313                     --
                                                                             1.205                    947
                                                                             1.141                  3,545
                                                                             0.986                  4,296
                                                                             1.080                  6,241
 MIST PIMCO Total Return Subaccount (Class B) (5/09)........................ 1.453                 25,290
                                                                             1.360                 24,862
                                                                             1.349                     --
                                                                             1.275                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.126           1.217                    --
                                                                          2011   1.206           1.126                    --
                                                                          2010   1.062           1.206                    --
                                                                          2009   0.876           1.062                    --
                                                                          2008   1.335           0.876                    --
                                                                          2007   1.300           1.335                    --
                                                                          2006   1.214           1.300                    --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.151           1.268                    --
                                                                          2006   1.099           1.151                    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2012   1.498           1.635                    --
                                                                          2011   1.479           1.498                    --
                                                                          2010   1.348           1.479                    --
                                                                          2009   1.036           1.348                    --
                                                                          2008   1.187           1.036                    --
                                                                          2007   1.139           1.187                 3,167
                                                                          2006   1.104           1.139                 3,229
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   1.217           1.334                    --
                                                                          2011   1.513           1.217                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.845           0.974                 1,608
                                                                          2011   0.900           0.845                 1,614
                                                                          2010   0.787           0.900                 1,620
                                                                          2009   0.680           0.787                 1,628
                                                                          2008   1.091           0.680                 1,635
                                                                          2007   1.073           1.091                 1,641
                                                                          2006   1.001           1.073                    --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.860           0.991                    --
                                                                          2011   0.966           0.860                    --
                                                                          2010   0.824           0.966                 1,313
                                                                          2009   0.666           0.824                 5,116
                                                                          2008   0.971           0.666                 6,288
                                                                          2007   1.024           0.971                 7,928
                                                                          2006   1.003           1.024                    --
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.057           1.225                    --
                                                                          2011   1.097           1.057                    --
                                                                          2010   0.977           1.097                    --
                                                                          2009   0.786           0.977                    --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)........ 2012   1.104           1.197                     --
                                                                     2011   1.166           1.104                     --
                                                                     2010   1.035           1.166                     --
                                                                     2009   0.709           1.035                     --
                                                                     2008   1.337           0.709                     --
                                                                     2007   1.136           1.337                     --
                                                                     2006   1.169           1.136                     --
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).............. 2012   1.169           1.229                     --
                                                                     2011   1.122           1.169                     --
                                                                     2010   1.059           1.122                     --
                                                                     2009   0.990           1.059                     --
                                                                     2008   1.048           0.990                     --
                                                                     2007   1.009           1.048                     --
                                                                     2006   0.975           1.009                     --
 MSF BlackRock Diversified Subaccount (Class A) (5/09).............. 2012   1.112           1.222                     --
                                                                     2011   1.096           1.112                     --
                                                                     2010   1.022           1.096                     --
                                                                     2009   0.885           1.022                     --
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)............................................................. 2012   0.895           1.000                    912
                                                                     2011   1.005           0.895                    915
                                                                     2010   0.858           1.005                    919
                                                                     2009   0.684           0.858                    923
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............. 2012   0.991           0.968                 31,491
                                                                     2011   1.013           0.991                169,646
                                                                     2010   1.036           1.013                 38,483
                                                                     2009   1.055           1.036                 62,582
                                                                     2008   1.049           1.055                 13,530
                                                                     2007   1.022           1.049                 24,586
                                                                     2006   1.003           1.022                 16,140
 MSF Davis Venture Value Subaccount (Class A) (4/08)................ 2012   0.976           1.077                     --
                                                                     2011   1.040           0.976                     --
                                                                     2010   0.950           1.040                     --
                                                                     2009   0.736           0.950                     --
                                                                     2008   1.198           0.736                     --
 MSF FI Large Cap Subaccount (Class A) (4/06)....................... 2009   0.640           0.666                     --
                                                                     2008   1.185           0.640                    928
                                                                     2007   1.166           1.185                    931
                                                                     2006   1.156           1.166                    934

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2012   0.889           1.005                     --
                                                                         2011   0.969           0.889                     --
                                                                         2010   0.866           0.969                     --
                                                                         2009   0.728           0.866                     --
                                                                         2008   1.221           0.728                     --
                                                                         2007   1.200           1.221                     --
                                                                         2006   1.174           1.200                     --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.902           0.976                     --
                                                                         2010   0.798           0.902                 44,777
                                                                         2009   0.621           0.798                 47,070
                                                                         2008   1.066           0.621                 49,771
                                                                         2007   1.056           1.066                 55,497
                                                                         2006   1.002           1.056                 61,568
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.148           1.226                     --
                                                                         2011   1.137           1.148                     --
                                                                         2010   1.057           1.137                     --
                                                                         2009   0.897           1.057                     --
                                                                         2008   1.071           0.897                     --
                                                                         2007   1.038           1.071                     --
                                                                         2006   1.001           1.038                     --
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)....................................................... 2012   1.069           1.165                     --
                                                                         2011   1.082           1.069                     --
                                                                         2010   0.992           1.082                 42,696
                                                                         2009   0.821           0.992                 44,924
                                                                         2008   1.070           0.821                 47,501
                                                                         2007   1.045           1.070                 53,048
                                                                         2006   1.002           1.045                 58,852
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)............ 2012   0.987           1.092                     --
                                                                         2011   1.023           0.987                     --
                                                                         2010   0.925           1.023                 86,790
                                                                         2009   0.747           0.925                 91,292
                                                                         2008   1.071           0.747                 96,530
                                                                         2007   1.050           1.071                107,731
                                                                         2006   1.002           1.050                119,517

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)................................................................ 2012   0.905           1.021                     --
                                                                        2011   0.962           0.905                     --
                                                                        2010   0.857           0.962                     --
                                                                        2009   0.679           0.857                     --
                                                                        2008   1.071           0.679                     --
                                                                        2007   1.055           1.071                     --
                                                                        2006   1.002           1.055                     --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2012   0.975           1.100                    985
                                                                        2011   0.981           0.975                    989
                                                                        2010   0.876           0.981                    993
                                                                        2009   0.715           0.876                    997
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2012   1.146           1.247                     --
                                                                        2011   1.147           1.146                     --
                                                                        2010   1.067           1.147                     --
                                                                        2009   0.922           1.067                     --
                                                                        2008   1.214           0.922                     --
                                                                        2007   1.192           1.214                     --
                                                                        2006   1.120           1.192                     --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2012   1.204           1.373                     --
                                                                        2011   1.221           1.204                     --
                                                                        2010   1.120           1.221                     --
                                                                        2009   0.948           1.120                     --
                                                                        2008   1.438           0.948                     --
                                                                        2007   1.366           1.438                     --
                                                                        2006   1.242           1.366                     --
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.877           1.039                  1,137
                                                                        2011   0.979           0.877                  1,141
                                                                        2010   0.864           0.979                  1,146
                                                                        2009   0.632           0.864                  1,151
                                                                        2008   1.087           0.632                  1,156
                                                                        2007   1.046           1.087                  1,161
                                                                        2006   0.996           1.046                  1,165
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   0.992           1.150                 44,052
                                                                        2011   1.028           0.992                 69,300
                                                                        2010   0.901           1.028                 95,479
                                                                        2009   0.644           0.901                 93,761
                                                                        2008   1.136           0.644                127,177
                                                                        2007   1.064           1.136                     --
                                                                        2006   0.998           1.064                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)......... 2012   1.053           1.194                 89,619
                                                                         2011   1.062           1.053                104,398
                                                                         2010   0.806           1.062                145,734
                                                                         2009   0.595           0.806                145,314
                                                                         2008   0.909           0.595                146,797
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)....................................................... 2007   1.131           1.172                     --
                                                                         2006   1.069           1.131                  5,579
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *..................................................... 2012   1.149           1.162                     --
                                                                         2011   1.112           1.149                     --
                                                                         2010   1.073           1.112                     --
                                                                         2009   1.050           1.073                     --
                                                                         2008   1.076           1.050                     --
                                                                         2007   1.053           1.076                     --
                                                                         2006   1.022           1.053                     --
Money Market Portfolio
 Money Market Subaccount (5/03)......................................... 2006   0.997           1.003                     --
                                                                         2005   0.991           0.997                 15,391
                                                                         2004   1.000           0.991                     --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)......... 2006   1.084           1.143                     --
                                                                         2005   1.048           1.084                     --
                                                                         2004   0.991           1.048                     --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   1.002           1.020                     --
                                                                         2006   1.018           1.002                  6,067
                                                                         2005   1.020           1.018                  5,409
                                                                         2004   1.000           1.020                  1,736
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.112           1.146                     --
                                                                         2008   1.085           1.112                     --
                                                                         2007   1.020           1.085                     --
                                                                         2006   1.005           1.020                     --
                                                                         2005   1.003           1.005                     --
                                                                         2004   1.000           1.003                     --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   1.576           1.703                     --
                                                                         2006   1.262           1.576                     --
                                                                         2005   1.150           1.262                     --
                                                                         2004   1.000           1.150                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).................. 2007   1.416           1.509                     --
                                                                          2006   1.235           1.416                  5,364
                                                                          2005   1.180           1.235                  5,408
                                                                          2004   1.000           1.180                  1,569
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03).................... 2006   1.130           1.201                     --
                                                                          2005   1.063           1.130                     --
                                                                          2004   1.000           1.063                     --
 Travelers Convertible Securities Subaccount (6/03)...................... 2006   1.012           1.076                     --
                                                                          2005   1.031           1.012                     --
                                                                          2004   1.000           1.031                     --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)................... 2006   1.227           1.337                     --
                                                                          2005   1.116           1.227                     --
                                                                          2004   1.000           1.116                     --
 Travelers Equity Income Subaccount (5/03)............................... 2006   1.120           1.174                     --
                                                                          2005   1.097           1.120                     --
                                                                          2004   1.000           1.097                     --
 Travelers Federated High Yield Subaccount (5/03)........................ 2006   1.068           1.093                     --
                                                                          2005   1.065           1.068                     --
                                                                          2004   1.000           1.065                     --
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.117           1.154                     --
                                                                          2005   1.085           1.117                     --
                                                                          2004   1.000           1.085                     --
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.124           1.156                     --
                                                                          2005   1.058           1.124                    938
                                                                          2004   1.000           1.058                     --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.096           1.162                     --
                                                                          2005   1.000           1.096                 52,812
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.026           1.028                     --
                                                                          2005   1.000           1.026                     --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.063           1.098                     --
                                                                          2005   1.000           1.063                109,162
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)....................................................... 2006   1.073           1.117                     --
                                                                          2005   1.000           1.073                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)....................................................... 2006   1.042           1.060                    --
                                                                          2005   1.000           1.042                55,703
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.225           1.298                    --
                                                                          2005   1.118           1.225                    --
                                                                          2004   1.000           1.118                    --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)................. 2006   1.107           1.169                    --
                                                                          2005   1.098           1.107                    --
                                                                          2004   1.000           1.098                    --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)................... 2006   1.087           1.120                    --
                                                                          2005   1.080           1.087                    --
                                                                          2004   1.000           1.080                    --
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.152           1.242                    --
                                                                          2005   1.106           1.152                    --
                                                                          2004   0.961           1.106                    --
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.220           1.398                    --
                                                                          2005   1.139           1.220                   888
                                                                          2004   1.000           1.139                    --
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.147           1.214                    --
                                                                          2005   1.107           1.147                    --
                                                                          2004   1.000           1.107                    --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.046           1.099                    --
                                                                          2005   1.000           1.046                    --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.095           1.104                    --
                                                                          2005   1.081           1.095                 3,054
                                                                          2004   0.970           1.081                    --
 Travelers Quality Bond Subaccount (5/03)................................ 2006   0.986           0.975                    --
                                                                          2005   0.992           0.986                    --
                                                                          2004   1.000           0.992                    --
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.099           1.144                    --
                                                                          2005   1.101           1.099                    --
                                                                          2004   1.000           1.101                    --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.102           1.266                    --
                                                                          2005   1.000           1.102                    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104           1.263                    --
                                                                          2005   1.000           1.104                    --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers U.S. Government Securities Subaccount (5/04)........ 2006   1.063           1.022           --
                                                                2005   1.042           1.063           --
                                                                2004   0.979           1.042           --
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).......... 2009   0.786           0.761           --
                                                                2008   1.252           0.786           --
                                                                2007   1.311           1.252           --
                                                                2006   1.156           1.311           --
                                                                2005   1.135           1.156           --
                                                                2004   1.000           1.135           --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.703           0.719           --
                                                                2008   1.263           0.703           --
                                                                2007   1.149           1.263           --
                                                                2006   1.101           1.149           --
                                                                2005   1.043           1.101           --
                                                                2004   1.000           1.043           --



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.356           1.316                     --
                                                                        2005   1.208           1.356                118,938
                                                                        2004   1.141           1.208                136,216
                                                                        2003   1.000           1.141                 47,483
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2012   1.746           2.091                331,819
                                                                        2011   1.961           1.746                366,504
                                                                        2010   1.796           1.961                355,520
                                                                        2009   1.291           1.796                399,676
                                                                        2008   2.145           1.291                414,140
                                                                        2007   1.911           2.145                667,915
                                                                        2006   1.624           1.911                763,456
                                                                        2005   1.457           1.624                748,500
                                                                        2004   1.313           1.457                489,566
                                                                        2003   1.000           1.313                 86,914

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 American Funds Growth Subaccount (Class 2) (5/03).................. 2012   1.497           1.725               1,002,017
                                                                     2011   1.600           1.497               1,168,660
                                                                     2010   1.380           1.600               1,304,247
                                                                     2009   1.013           1.380               1,466,866
                                                                     2008   1.850           1.013               1,581,286
                                                                     2007   1.685           1.850               1,748,923
                                                                     2006   1.564           1.685               2,008,696
                                                                     2005   1.377           1.564               2,290,690
                                                                     2004   1.253           1.377               1,605,103
                                                                     2003   1.000           1.253                 136,561
 American Funds Growth-Income Subaccount (Class 2) (5/03)........... 2012   1.312           1.506               1,134,309
                                                                     2011   1.368           1.312               1,240,530
                                                                     2010   1.256           1.368               1,294,622
                                                                     2009   0.979           1.256               1,360,796
                                                                     2008   1.612           0.979               1,362,494
                                                                     2007   1.571           1.612               1,515,466
                                                                     2006   1.395           1.571               1,806,708
                                                                     2005   1.349           1.395               1,948,617
                                                                     2004   1.250           1.349               1,335,538
                                                                     2003   1.000           1.250                 227,675
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)................................... 2006   1.633           1.612                      --
                                                                     2005   1.414           1.633                 272,146
                                                                     2004   1.210           1.414                 194,013
                                                                     2003   1.000           1.210                  26,959
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)............... 2006   1.692           2.193                      --
                                                                     2005   1.615           1.692                 681,007
                                                                     2004   1.258           1.615                 710,953
                                                                     2003   1.000           1.258                  44,089
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)........ 2008   1.455           1.389                      --
                                                                     2007   1.390           1.455                  78,010
                                                                     2006   1.221           1.390                  88,127
                                                                     2005   1.197           1.221                  96,861
                                                                     2004   1.166           1.197                  61,163
                                                                     2003   1.000           1.166                      --

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   1.267
                                                                              2007   1.458
                                                                              2006   1.438
                                                                              2005   1.391
                                                                              2004   1.278
                                                                              2003   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.295
                                                                              2005   1.203
                                                                              2004   1.078
                                                                              2003   1.000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 2006   1.293
                                                                              2005   1.201
                                                                              2004   1.071
                                                                              2003   1.000
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2012   1.590
                                                                              2011   1.674
                                                                              2010   1.465
                                                                              2009   1.106
                                                                              2008   1.976
                                                                              2007   1.724
                                                                              2006   1.583
                                                                              2005   1.388
                                                                              2004   1.234
                                                                              2003   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 2012   1.331
                                                                              2011   1.401
                                                                              2010   1.215
                                                                              2009   0.915
                                                                              2008   1.597
                                                                              2007   1.532
                                                                              2006   1.377
                                                                              2005   1.167
                                                                              2004   1.179
                                                                              2003   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 1.194                     --
                                                                              1.267                364,164
                                                                              1.458                390,874
                                                                              1.438                578,553
                                                                              1.391                440,447
                                                                              1.278                 50,060
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 1.405                     --
                                                                              1.295                483,665
                                                                              1.203                178,177
                                                                              1.078                     --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 1.438                     --
                                                                              1.293                408,330
                                                                              1.201                177,278
                                                                              1.071                     --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 1.805                287,775
                                                                              1.590                347,057
                                                                              1.674                377,039
                                                                              1.465                393,578
                                                                              1.106                467,202
                                                                              1.976                622,821
                                                                              1.724                641,627
                                                                              1.583                705,307
                                                                              1.388                503,793
                                                                              1.234                 79,669
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 1.590                 10,924
                                                                              1.331                 42,732
                                                                              1.401                 45,478
                                                                              1.215                 60,493
                                                                              0.915                 64,122
                                                                              1.597                 82,858
                                                                              1.532                 94,641
                                                                              1.377                 91,287
                                                                              1.167                 41,106
                                                                              1.179                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............... 2012   2.155           2.412                 448,444
                                                                         2011   2.474           2.155                 490,882
                                                                         2010   1.969           2.474                 503,376
                                                                         2009   1.441           1.969                 422,203
                                                                         2008   2.442           1.441                 381,449
                                                                         2007   2.167           2.442                 443,368
                                                                         2006   1.973           2.167                 470,538
                                                                         2005   1.710           1.973                 470,118
                                                                         2004   1.404           1.710                 277,003
                                                                         2003   1.000           1.404                  75,418
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............ 2006   1.429           1.653                      --
                                                                         2005   1.322           1.429                 477,293
                                                                         2004   1.201           1.322                 330,169
                                                                         2003   1.000           1.201                  76,105
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)....................................................... 2008   3.519           3.195                      --
                                                                         2007   2.797           3.519                 394,355
                                                                         2006   2.234           2.797                 705,718
                                                                         2005   1.794           2.234                 735,779
                                                                         2004   1.472           1.794                 352,058
                                                                         2003   1.000           1.472                  46,788
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.605           1.855                 560,952
                                                                         2011   1.838           1.605                 659,711
                                                                         2010   1.735           1.838                 726,578
                                                                         2009   1.296           1.735                 720,976
                                                                         2008   2.224           1.296                 654,891
                                                                         2007   1.971           2.224                 723,589
                                                                         2006   1.661           1.971                 709,070
                                                                         2005   1.542           1.661               1,084,809
                                                                         2004   1.331           1.542                 561,804
                                                                         2003   1.104           1.331                  93,864
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)......... 2006   1.594           1.897                      --
                                                                         2005   1.498           1.594                 344,238
                                                                         2004   1.321           1.498                 133,717
                                                                         2003   1.000           1.321                  38,621
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................... 2006   1.047           1.068                      --
                                                                         2005   1.058           1.047                 161,603
                                                                         2004   0.989           1.058                  19,588

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................. 2006   1.213           1.250                     --
                                                                          2005   1.153           1.213                 35,087
                                                                          2004   1.089           1.153                 48,674
                                                                          2003   1.000           1.089                 35,512
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)      2010   1.530           1.547                     --
                                                                          2009   1.246           1.530                 39,432
                                                                          2008   1.796           1.246                 45,516
                                                                          2007   1.510           1.796                 54,861
                                                                          2006   1.453           1.510                 81,920
                                                                          2005   1.324           1.453                151,746
                                                                          2004   1.186           1.324                151,614
                                                                          2003   1.000           1.186                 16,568
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.890           2.018                     --
                                                                          2010   1.555           1.890                348,041
                                                                          2009   1.014           1.555                316,463
                                                                          2008   1.852           1.014                131,042
                                                                          2007   1.557           1.852                104,868
                                                                          2006   1.478           1.557                 86,245
                                                                          2005   1.355           1.478                100,506
                                                                          2004   1.379           1.355                 93,098
                                                                          2003   1.000           1.379                 73,510
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.619           1.522                     --
                                                                          2007   1.515           1.619                     --
                                                                          2006   1.315           1.515                     --
                                                                          2005   1.274           1.315                     --
                                                                          2004   1.248           1.274                     --
                                                                          2003   1.000           1.248                    672
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................... 2006   1.515           1.690                     --
                                                                          2005   1.491           1.515                419,277
                                                                          2004   1.328           1.491                327,477
                                                                          2003   1.000           1.328                201,678
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)........................................................ 2012   1.450           1.682                125,876
                                                                          2011   1.447           1.450                126,233
                                                                          2010   1.185           1.447                115,583
                                                                          2009   0.901           1.185                112,682
                                                                          2008   1.547           0.901                137,922
                                                                          2007   1.612           1.547                186,336

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).......................................................... 2012   1.398           1.584                 28,681
                                                                  2011   1.394           1.398                 29,163
                                                                  2010   1.267           1.394                 29,897
                                                                  2009   1.061           1.267                 27,655
                                                                  2008   1.537           1.061                 25,421
                                                                  2007   1.491           1.537                 26,537
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)..................................... 2012   1.312           1.473                 91,986
                                                                  2011   1.431           1.312                117,821
                                                                  2010   1.255           1.431                123,958
                                                                  2009   0.993           1.255                143,417
                                                                  2008   1.602           0.993                161,507
                                                                  2007   1.681           1.602                189,239
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.224           1.439                 93,155
                                                                  2011   1.261           1.224                 96,413
                                                                  2010   1.174           1.261                 97,996
                                                                  2009   0.844           1.174                396,756
                                                                  2008   1.377           0.844                142,786
                                                                  2007   1.382           1.377                146,075
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.403           1.597                 58,901
                                                                  2011   1.368           1.403                 62,719
                                                                  2010   1.279           1.368                104,968
                                                                  2009   1.051           1.279                 99,552
                                                                  2008   1.670           1.051                133,976
                                                                  2007   1.645           1.670                191,707
                                                                  2006   1.424           1.645                198,362
                                                                  2005   1.367           1.424                220,078
                                                                  2004   1.268           1.367                337,824
                                                                  2003   1.000           1.268                223,006
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)................................................ 2012   1.905           2.223                135,181
                                                                  2011   1.923           1.905                159,454
                                                                  2010   1.572           1.923                190,199
                                                                  2009   1.126           1.572                195,639
                                                                  2008   1.944           1.126                198,364
                                                                  2007   1.808           1.944                333,304
                                                                  2006   1.641           1.808                386,886
                                                                  2005   1.601           1.641                397,012
                                                                  2004   1.423           1.601                342,427
                                                                  2003   1.000           1.423                145,121

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET Equity Index Subaccount (Class II) (5/03)............... 2009   0.933           0.906                     --
                                                                 2008   1.527           0.933                341,355
                                                                 2007   1.489           1.527                450,100
                                                                 2006   1.324           1.489                605,832
                                                                 2005   1.299           1.324                631,868
                                                                 2004   1.206           1.299                410,864
                                                                 2003   1.000           1.206                 90,518
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04)......................................................... 2012   1.138           1.231                 14,655
                                                                 2011   1.165           1.138                 11,631
                                                                 2010   1.063           1.165                  3,285
                                                                 2009   0.885           1.063                  3,170
                                                                 2008   1.211           0.885                  3,100
                                                                 2007   1.118           1.211                  3,195
                                                                 2006   1.062           1.118                  3,363
                                                                 2005   1.041           1.062                  3,240
                                                                 2004   0.945           1.041                  3,300
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................ 2011   0.937           0.924                     --
                                                                 2010   0.878           0.937                 26,584
                                                                 2009   0.765           0.878                 15,283
                                                                 2008   0.993           0.765                 15,647
                                                                 2007   1.003           0.993                 24,238
                                                                 2006   0.986           1.003                 54,675
                                                                 2005   0.985           0.986                624,487
                                                                 2004   0.997           0.985                438,219
                                                                 2003   1.000           0.997                     --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................... 2007   1.620           1.696                     --
                                                                 2006   1.404           1.620                200,018
                                                                 2005   1.380           1.404                186,222
                                                                 2004   1.304           1.380                140,570
                                                                 2003   1.000           1.304                 45,334
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............ 2007   1.339           1.392                     --
                                                                 2006   1.315           1.339                174,228
                                                                 2005   1.279           1.315                173,373
                                                                 2004   1.302           1.279                147,703
                                                                 2003   1.000           1.302                  5,538

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).............. 2007   1.575           1.627                     --
                                                                     2006   1.451           1.575                199,913
                                                                     2005   1.351           1.451                190,031
                                                                     2004   1.267           1.351                108,050
                                                                     2003   1.000           1.267                 10,357
 LMPVPII Growth and Income Subaccount (Class I) (7/03).............. 2007   1.441           1.501                     --
                                                                     2006   1.311           1.441                 26,822
                                                                     2005   1.295           1.311                 27,856
                                                                     2004   1.223           1.295                  8,022
                                                                     2003   1.000           1.223                  2,317
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.575           1.633                     --
                                                                     2006   1.374           1.575                533,019
                                                                     2005   1.362           1.374                576,219
                                                                     2004   1.237           1.362                334,227
                                                                     2003   1.000           1.237                 23,042
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.761           1.936                     --
                                                                     2006   1.605           1.761                438,788
                                                                     2005   1.518           1.605                573,850
                                                                     2004   1.252           1.518                369,193
                                                                     2003   1.000           1.252                 80,170
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.072           1.103                     --
                                                                     2005   1.056           1.072                 92,318
                                                                     2004   0.981           1.056                 83,884
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.731           1.664                     --
                                                                     2007   1.670           1.731                235,726
                                                                     2006   1.762           1.670                238,443
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2012   1.564           1.787                209,355
                                                                     2011   1.559           1.564                247,914
                                                                     2010   1.373           1.559                323,414
                                                                     2009   0.953           1.373                331,715
                                                                     2008   1.286           0.953                233,300
                                                                     2007   1.280           1.286                291,616
                                                                     2006   1.220           1.280                296,938
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.600           1.674                     --
                                                                     2006   1.518           1.600                375,619

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.280           1.420                 213,615
                                                                         2011   1.307           1.280                 285,007
                                                                         2010   1.188           1.307                 293,615
                                                                         2009   1.020           1.188                 343,436
                                                                         2008   1.665           1.020                 306,283
                                                                         2007   1.660           1.665                 360,574
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.802           0.990                 470,231
                                                                         2011   0.866           0.802                 570,908
                                                                         2010   0.762           0.866                 576,167
                                                                         2009   0.577           0.762                 687,470
                                                                         2008   1.011           0.577                 762,788
                                                                         2007   1.214           1.011                 931,049
                                                                         2006   1.003           1.214               1,059,246
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.226           1.386                      --
                                                                         2011   1.396           1.226                      --
                                                                         2010   1.195           1.396                      --
                                                                         2009   0.947           1.195                      --
                                                                         2008   1.296           0.947                  29,950
                                                                         2007   1.340           1.296                 141,192
                                                                         2006   1.263           1.340                  13,909
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.567           1.982                  97,122
                                                                         2011   1.864           1.567                 126,226
                                                                         2010   1.635           1.864                 168,709
                                                                         2009   1.076           1.635                 192,793
                                                                         2008   1.858           1.076                 230,313
                                                                         2007   1.917           1.858                 717,899
                                                                         2006   1.748           1.917                 206,980
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2012   1.283           1.485                  10,334
                                                                         2011   1.324           1.283                  15,038
                                                                         2010   1.071           1.324                  15,038
                                                                         2009   0.817           1.071                  13,451
                                                                         2008   1.361           0.817                   4,708
                                                                         2007   1.250           1.361                      --
                                                                         2006   1.266           1.250                      --
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   1.619           1.944                 121,805
                                                                         2011   1.788           1.619                 166,099
                                                                         2010   1.668           1.788                 207,920
                                                                         2009   1.192           1.668                 428,768
                                                                         2008   2.098           1.192                 212,523
                                                                         2007   1.645           2.098                 212,930
                                                                         2006   1.612           1.645                 188,130

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 2009   0.881
                                                                             2008   1.206
                                                                             2007   1.160
                                                                             2006   1.103
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2012   1.622
                                                                             2011   1.583
                                                                             2010   1.431
                                                                             2009   1.068
                                                                             2008   1.339
                                                                             2007   1.283
                                                                             2006   1.230
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 2012   0.896
                                                                             2011   0.952
                                                                             2010   0.776
                                                                             2009   0.627
                                                                             2008   1.049
                                                                             2007   1.067
                                                                             2006   0.964
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.864
                                                                             2008   1.541
                                                                             2007   1.409
                                                                             2006   1.433
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 2012   0.826
                                                                             2011   0.970
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2012   2.312
                                                                             2011   2.910
                                                                             2010   2.408
                                                                             2009   1.459
                                                                             2008   3.199
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 2012   1.545
                                                                             2011   1.771
                                                                             2010   1.627
                                                                             2009   1.265
                                                                             2008   2.246
                                                                             2007   2.149



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 0.869                     --
                                                                             0.881                 41,064
                                                                             1.206                 81,474
                                                                             1.160                 89,078
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 1.794                503,075
                                                                             1.622                530,150
                                                                             1.583                593,749
                                                                             1.431                635,335
                                                                             1.068                429,278
                                                                             1.339                706,015
                                                                             1.283                680,384
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 1.004                359,900
                                                                             0.896                433,315
                                                                             0.952                556,675
                                                                             0.776                747,810
                                                                             0.627                694,665
                                                                             1.049                803,393
                                                                             1.067                 62,536
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 0.819                     --
                                                                             0.864                117,570
                                                                             1.541                121,846
                                                                             1.409                145,832
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 0.942                     --
                                                                             0.826                 69,254
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2.686                149,758
                                                                             2.312                212,847
                                                                             2.910                228,808
                                                                             2.408                260,447
                                                                             1.459                250,646
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 1.762                498,479
                                                                             1.545                540,687
                                                                             1.771                574,162
                                                                             1.627                564,512
                                                                             1.265                655,778
                                                                             2.246                 38,853

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST MLA Mid Cap Subaccount (Class A) (4/08)..................... 2012   1.565           1.614                 153,415
                                                                   2011   1.688           1.565                 169,715
                                                                   2010   1.401           1.688                 179,405
                                                                   2009   1.045           1.401                 196,624
                                                                   2008   1.661           1.045                 226,739
 MIST MLA Mid Cap Subaccount (Class B) (4/07)..................... 2012   0.990           1.018                 336,292
                                                                   2011   1.069           0.990                 447,407
                                                                   2010   0.890           1.069                 576,675
                                                                   2009   0.666           0.890                 666,203
                                                                   2008   1.105           0.666                 700,535
                                                                   2007   1.253           1.105                  17,679
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) * 2012   1.423           1.520                 303,714
                                                                   2011   1.306           1.423                 310,034
                                                                   2010   1.237           1.306                 319,838
                                                                   2009   1.070           1.237                 287,113
                                                                   2008   1.172           1.070                 303,957
                                                                   2007   1.112           1.172                 433,502
 MIST PIMCO Total Return Subaccount (Class B) (5/09).............. 2012   1.396           1.491               1,529,282
                                                                   2011   1.385           1.396               1,387,380
                                                                   2010   1.310           1.385                 774,717
                                                                   2009   1.181           1.310                 685,975
 MIST Pioneer Fund Subaccount (Class A) (4/06).................... 2012   1.305           1.411                  21,721
                                                                   2011   1.399           1.305                  21,610
                                                                   2010   1.232           1.399                  21,418
                                                                   2009   1.018           1.232                  20,634
                                                                   2008   1.550           1.018                   4,673
                                                                   2007   1.511           1.550                  43,579
                                                                   2006   1.412           1.511                  89,014
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)........... 2007   1.151           1.267                      --
                                                                   2006   1.098           1.151                  14,915
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)........ 2012   1.493           1.628                 404,673
                                                                   2011   1.474           1.493                 443,771
                                                                   2010   1.344           1.474                 481,112
                                                                   2009   1.034           1.344                 500,177
                                                                   2008   1.185           1.034                 281,588
                                                                   2007   1.137           1.185                 368,385
                                                                   2006   1.103           1.137                 388,007
 MIST RCM Technology Subaccount (Class B) (5/11).................. 2012   1.617           1.772                 300,452
                                                                   2011   2.010           1.617                 311,070

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.842           0.971                 642,796
                                                                          2011   0.898           0.842                 696,907
                                                                          2010   0.785           0.898                 754,357
                                                                          2009   0.679           0.785                 837,753
                                                                          2008   1.090           0.679                 892,095
                                                                          2007   1.073           1.090               1,109,989
                                                                          2006   1.001           1.073                 668,921
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.857           0.988                 782,544
                                                                          2011   0.964           0.857                 897,988
                                                                          2010   0.822           0.964                 984,492
                                                                          2009   0.665           0.822               1,141,011
                                                                          2008   0.970           0.665               1,139,528
                                                                          2007   1.024           0.970               1,535,978
                                                                          2006   1.003           1.024               1,324,857
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.337           1.548                 137,263
                                                                          2011   1.388           1.337                 147,699
                                                                          2010   1.236           1.388                 152,329
                                                                          2009   0.995           1.236                 147,408
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.425           1.544                 103,086
                                                                          2011   1.505           1.425                 109,194
                                                                          2010   1.337           1.505                 107,471
                                                                          2009   0.917           1.337                 160,608
                                                                          2008   1.729           0.917                 189,318
                                                                          2007   1.470           1.729                 350,570
                                                                          2006   1.513           1.470                 381,920
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2012   1.197           1.258                 170,353
                                                                          2011   1.149           1.197                 193,972
                                                                          2010   1.086           1.149                 204,707
                                                                          2009   1.015           1.086                 244,693
                                                                          2008   1.075           1.015                 347,607
                                                                          2007   1.035           1.075                 415,427
                                                                          2006   1.001           1.035                 371,120
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2012   1.108           1.217                  47,802
                                                                          2011   1.092           1.108                 104,461
                                                                          2010   1.019           1.092                  42,960
                                                                          2009   0.883           1.019                  40,948

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)................................................................. 2012   1.038           1.160                 135,495
                                                                         2011   1.166           1.038                 183,093
                                                                         2010   0.996           1.166                 179,770
                                                                         2009   0.795           0.996                 208,922
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................. 2012   0.973           0.951               2,213,265
                                                                         2011   0.996           0.973               2,398,749
                                                                         2010   1.019           0.996               2,788,304
                                                                         2009   1.038           1.019               2,986,298
                                                                         2008   1.033           1.038               4,776,389
                                                                         2007   1.006           1.033               2,191,855
                                                                         2006   0.988           1.006               3,150,633
 MSF Davis Venture Value Subaccount (Class A) (4/08).................... 2012   1.126           1.241                  66,273
                                                                         2011   1.200           1.126                  52,030
                                                                         2010   1.096           1.200                  46,753
                                                                         2009   0.850           1.096                  44,882
                                                                         2008   1.384           0.850                  45,468
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.743           0.774                      --
                                                                         2008   1.378           0.743                 115,085
                                                                         2007   1.357           1.378                 134,507
                                                                         2006   1.345           1.357                 147,196
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2012   1.066           1.204                 176,801
                                                                         2011   1.163           1.066                 178,475
                                                                         2010   1.040           1.163                 179,732
                                                                         2009   0.874           1.040                 157,203
                                                                         2008   1.467           0.874                 171,530
                                                                         2007   1.442           1.467                 192,982
                                                                         2006   1.412           1.442                 213,537
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.900           0.973                      --
                                                                         2010   0.796           0.900                  69,303
                                                                         2009   0.620           0.796                 377,802
                                                                         2008   1.065           0.620                 429,900
                                                                         2007   1.055           1.065                 429,944
                                                                         2006   1.002           1.055                  88,728
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.145           1.221                 442,846
                                                                         2011   1.135           1.145                 464,840
                                                                         2010   1.055           1.135                 547,931
                                                                         2009   0.896           1.055                 422,602
                                                                         2008   1.071           0.896                 393,489
                                                                         2007   1.038           1.071                 393,528
                                                                         2006   1.001           1.038                      --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)................................................... 2012   1.066           1.161                 348,045
                                                                     2011   1.080           1.066                 359,060
                                                                     2010   0.990           1.080                 440,225
                                                                     2009   0.819           0.990                 456,936
                                                                     2008   1.070           0.819                 397,189
                                                                     2007   1.044           1.070                  16,368
                                                                     2006   1.002           1.044                   2,322
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........ 2012   0.984           1.089                 363,710
                                                                     2011   1.021           0.984                 580,845
                                                                     2010   0.923           1.021                 586,069
                                                                     2009   0.746           0.923                 736,500
                                                                     2008   1.070           0.746                 830,396
                                                                     2007   1.050           1.070                 634,367
                                                                     2006   1.002           1.050                 649,461
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)............................................................. 2012   0.902           1.017                 108,002
                                                                     2011   0.959           0.902                  44,644
                                                                     2010   0.856           0.959                 185,462
                                                                     2009   0.678           0.856                 186,029
                                                                     2008   1.070           0.678                 359,704
                                                                     2007   1.054           1.070                 665,980
                                                                     2006   1.002           1.054               1,179,107
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2012   0.972           1.096               1,090,098
                                                                     2011   0.978           0.972               1,222,586
                                                                     2010   0.874           0.978               1,315,224
                                                                     2009   0.714           0.874               1,424,412
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2012   1.290           1.404                 700,796
                                                                     2011   1.292           1.290                 750,201
                                                                     2010   1.203           1.292                 827,928
                                                                     2009   1.040           1.203                 843,405
                                                                     2008   1.370           1.040               1,055,838
                                                                     2007   1.346           1.370               1,034,026
                                                                     2006   1.265           1.346               1,067,742
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2012   1.199           1.367                 109,638
                                                                     2011   1.217           1.199                 116,928
                                                                     2010   1.117           1.217                 194,883
                                                                     2009   0.946           1.117                 285,920
                                                                     2008   1.435           0.946                 273,405
                                                                     2007   1.365           1.435                 310,544
                                                                     2006   1.241           1.365                 371,856

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.874           1.035                 630,818
                                                                        2011   0.977           0.874                 671,115
                                                                        2010   0.862           0.977                 645,990
                                                                        2009   0.631           0.862                 683,113
                                                                        2008   1.086           0.631                 755,075
                                                                        2007   1.046           1.086                 934,133
                                                                        2006   0.996           1.046               1,181,410
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   0.989           1.147                 214,405
                                                                        2011   1.026           0.989                 262,441
                                                                        2010   0.899           1.026                 307,400
                                                                        2009   0.643           0.899                 361,706
                                                                        2008   1.135           0.643                 356,675
                                                                        2007   1.064           1.135                 139,496
                                                                        2006   0.998           1.064                 173,613
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.360           1.541                 586,329
                                                                        2011   1.372           1.360                 688,470
                                                                        2010   1.043           1.372                 788,168
                                                                        2009   0.770           1.043                 607,650
                                                                        2008   1.176           0.770                 629,902
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)...................................................... 2007   1.130           1.170                      --
                                                                        2006   1.068           1.130                 104,585
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *.................................................... 2012   1.144           1.157                 103,987
                                                                        2011   1.108           1.144                 181,278
                                                                        2010   1.070           1.108                 386,489
                                                                        2009   1.048           1.070                 408,253
                                                                        2008   1.074           1.048                 176,288
                                                                        2007   1.052           1.074                 156,346
                                                                        2006   1.021           1.052                 168,187
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.982           0.988                      --
                                                                        2005   0.977           0.982               2,155,851
                                                                        2004   0.989           0.977               1,991,303
                                                                        2003   1.000           0.989                 226,850
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)........ 2006   1.083           1.141                      --
                                                                        2005   1.048           1.083                   9,491
                                                                        2004   0.991           1.048                      --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   1.088           1.108                      --
                                                                         2006   1.106           1.088                 501,450
                                                                         2005   1.108           1.106                 632,376
                                                                         2004   1.041           1.108                 355,171
                                                                         2003   1.000           1.041                  56,875
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.143           1.178                      --
                                                                         2008   1.116           1.143                 835,476
                                                                         2007   1.050           1.116                 794,155
                                                                         2006   1.034           1.050                 863,716
                                                                         2005   1.033           1.034               1,056,216
                                                                         2004   1.008           1.033                 669,474
                                                                         2003   1.000           1.008                 326,292
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   2.000           2.161                      --
                                                                         2006   1.603           2.000                  19,791
                                                                         2005   1.462           1.603                  23,041
                                                                         2004   1.287           1.462                  41,689
                                                                         2003   1.000           1.287                  58,487
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)................. 2007   2.104           2.242                      --
                                                                         2006   1.836           2.104                 238,721
                                                                         2005   1.755           1.836                 279,291
                                                                         2004   1.423           1.755                 761,420
                                                                         2003   1.000           1.423                  18,683
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................... 2006   1.349           1.433                      --
                                                                         2005   1.270           1.349                 205,672
                                                                         2004   1.220           1.270                 165,632
                                                                         2003   1.000           1.220                  10,359
 Travelers Convertible Securities Subaccount (6/03)..................... 2006   1.156           1.230                      --
                                                                         2005   1.179           1.156                 255,243
                                                                         2004   1.135           1.179                 188,358
                                                                         2003   1.000           1.135                  19,146
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).................. 2006   1.617           1.762                      --
                                                                         2005   1.472           1.617                 297,839
                                                                         2004   1.293           1.472                 227,258
                                                                         2003   1.000           1.293                  18,218

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Equity Income Subaccount (5/03)............................... 2006   1.347           1.412                     --
                                                                          2005   1.320           1.347                204,053
                                                                          2004   1.229           1.320                150,613
                                                                          2003   1.000           1.229                 45,432
 Travelers Federated High Yield Subaccount (5/03)........................ 2006   1.193           1.220                     --
                                                                          2005   1.190           1.193                286,829
                                                                          2004   1.103           1.190                208,068
                                                                          2003   1.000           1.103                 33,024
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.385           1.430                     --
                                                                          2005   1.345           1.385                 23,564
                                                                          2004   1.245           1.345                 15,490
                                                                          2003   1.000           1.245                  5,945
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.308           1.345                     --
                                                                          2005   1.231           1.308                108,488
                                                                          2004   1.183           1.231                 58,557
                                                                          2003   1.000           1.183                 11,500
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.095           1.162                     --
                                                                          2005   1.000           1.095                     --
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.026           1.027                     --
                                                                          2005   1.000           1.026                     --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.062           1.098                     --
                                                                          2005   1.000           1.062                469,242
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)....................................................... 2006   1.073           1.116                     --
                                                                          2005   1.000           1.073                906,666
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)....................................................... 2006   1.042           1.060                     --
                                                                          2005   1.000           1.042                  2,205
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.433           1.518                     --
                                                                          2005   1.309           1.433                282,601
                                                                          2004   1.156           1.309                153,164
                                                                          2003   1.000           1.156                 56,979
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)................. 2006   1.433           1.513                     --
                                                                          2005   1.422           1.433                248,731
                                                                          2004   1.276           1.422                141,938
                                                                          2003   1.000           1.276                 63,421

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)................... 2006   1.228           1.265                      --
                                                                          2005   1.221           1.228               1,227,410
                                                                          2004   1.121           1.221               1,158,398
                                                                          2003   1.000           1.121                 421,068
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.151           1.241                      --
                                                                          2005   1.106           1.151                 266,011
                                                                          2004   0.961           1.106                 159,450
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.525           1.748                      --
                                                                          2005   1.425           1.525                 179,628
                                                                          2004   1.260           1.425                  94,813
                                                                          2003   1.000           1.260                  41,364
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.334           1.412                      --
                                                                          2005   1.288           1.334                  87,965
                                                                          2004   1.186           1.288                  14,897
                                                                          2003   1.000           1.186                      --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.046           1.098                      --
                                                                          2005   1.000           1.046                      --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.094           1.103                      --
                                                                          2005   1.080           1.094                 388,275
                                                                          2004   0.970           1.080                 277,659
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.013           1.001                      --
                                                                          2005   1.020           1.013                 624,547
                                                                          2004   1.010           1.020                 427,684
                                                                          2003   1.000           1.010                 142,767
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.313           1.367                      --
                                                                          2005   1.317           1.313                  35,777
                                                                          2004   1.223           1.317                  24,172
                                                                          2003   1.000           1.223                  22,316
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.102           1.266                      --
                                                                          2005   1.000           1.102                      --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103           1.263                      --
                                                                          2005   1.000           1.103                      --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.062           1.021                      --
                                                                          2005   1.041           1.062                 175,255
                                                                          2004   0.979           1.041                  88,140

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).......... 2009   0.995           0.963                     --
                                                                2008   1.586           0.995                156,985
                                                                2007   1.662           1.586                226,055
                                                                2006   1.465           1.662                248,635
                                                                2005   1.440           1.465                256,421
                                                                2004   1.255           1.440                155,844
                                                                2003   1.000           1.255                 73,766
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.806           0.824                     --
                                                                2008   1.449           0.806                     --
                                                                2007   1.319           1.449                     --
                                                                2006   1.264           1.319                     --
                                                                2005   1.199           1.264                     --
                                                                2004   1.182           1.199                     --
                                                                2003   1.000           1.182                     --



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.215           1.179           --
                                                                        2005   1.083           1.215           --
                                                                        2004   1.000           1.083           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2012   1.334           1.597           --
                                                                        2011   1.499           1.334           --
                                                                        2010   1.374           1.499           --
                                                                        2009   0.988           1.374           --
                                                                        2008   1.642           0.988           --
                                                                        2007   1.464           1.642           --
                                                                        2006   1.244           1.464           --
                                                                        2005   1.117           1.244           --
                                                                        2004   1.000           1.117           --
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2012   1.191           1.371           --
                                                                        2011   1.274           1.191           --
                                                                        2010   1.099           1.274           --
                                                                        2009   0.807           1.099           --
                                                                        2008   1.475           0.807           --
                                                                        2007   1.344           1.475           --
                                                                        2006   1.248           1.344           --
                                                                        2005   1.100           1.248           --
                                                                        2004   1.000           1.100           --

PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)            UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2012   1.044           1.197                    --
                                                                           2011   1.088           1.044                    --
                                                                           2010   1.000           1.088                    --
                                                                           2009   0.780           1.000                    --
                                                                           2008   1.285           0.780                 6,960
                                                                           2007   1.252           1.285                 7,514
                                                                           2006   1.113           1.252                 7,634
                                                                           2005   1.077           1.113                 7,713
                                                                           2004   1.000           1.077                    --
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)......................................... 2006   1.342           1.325                    --
                                                                           2005   1.162           1.342                    --
                                                                           2004   1.000           1.162                    --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)..................... 2006   1.257           1.628                    --
                                                                           2005   1.201           1.257                 6,786
                                                                           2004   1.000           1.201                    --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).............. 2008   1.254           1.198                    --
                                                                           2007   1.199           1.254                    --
                                                                           2006   1.054           1.199                    --
                                                                           2005   1.033           1.054                    --
                                                                           2004   1.000           1.033                    --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........ 2008   0.960           0.904                    --
                                                                           2007   1.105           0.960                    --
                                                                           2006   1.090           1.105                    --
                                                                           2005   1.054           1.090                    --
                                                                           2004   1.000           1.054                    --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)....... 2006   1.197           1.299                    --
                                                                           2005   1.112           1.197                    --
                                                                           2004   1.000           1.112                    --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)................................................................... 2006   1.179           1.311                    --
                                                                           2005   1.097           1.179                    --
                                                                           2004   1.000           1.097                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).... 2012   1.287           1.460                    --
                                                                          2011   1.355           1.287                    --
                                                                          2010   1.187           1.355                    --
                                                                          2009   0.897           1.187                    --
                                                                          2008   1.602           0.897                 6,151
                                                                          2007   1.398           1.602                 6,112
                                                                          2006   1.285           1.398                 6,799
                                                                          2005   1.127           1.285                 6,666
                                                                          2004   1.000           1.127                    --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)......................................................... 2012   1.171           1.398                    --
                                                                          2011   1.233           1.171                    --
                                                                          2010   1.070           1.233                    --
                                                                          2009   0.807           1.070                    --
                                                                          2008   1.408           0.807                    --
                                                                          2007   1.351           1.408                    --
                                                                          2006   1.215           1.351                    --
                                                                          2005   1.031           1.215                    --
                                                                          2004   1.000           1.031                    --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)................ 2012   1.504           1.683                    --
                                                                          2011   1.727           1.504                    --
                                                                          2010   1.375           1.727                    --
                                                                          2009   1.008           1.375                    --
                                                                          2008   1.708           1.008                    --
                                                                          2007   1.516           1.708                    --
                                                                          2006   1.381           1.516                    --
                                                                          2005   1.198           1.381                    --
                                                                          2004   1.000           1.198                    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............. 2006   1.173           1.357                    --
                                                                          2005   1.087           1.173                    --
                                                                          2004   1.000           1.087                    --
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)........................................................ 2008   2.310           2.096                    --
                                                                          2007   1.837           2.310                    --
                                                                          2006   1.468           1.837                    --
                                                                          2005   1.179           1.468                    --
                                                                          2004   1.000           1.179                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)......... 2012   1.195           1.380                    --
                                                                          2011   1.369           1.195                    --
                                                                          2010   1.293           1.369                    --
                                                                          2009   0.966           1.293                    --
                                                                          2008   1.659           0.966                    --
                                                                          2007   1.471           1.659                    --
                                                                          2006   1.240           1.471                    --
                                                                          2005   1.152           1.240                    --
                                                                          2004   1.000           1.152                    --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).......... 2006   1.206           1.435                    --
                                                                          2005   1.134           1.206                 7,298
                                                                          2004   1.000           1.134                    --
High Yield Bond Trust
 High Yield Bond Trust (6/04)............................................ 2006   1.046           1.067                    --
                                                                          2005   1.057           1.046                    --
                                                                          2004   0.989           1.057                    --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................. 2006   1.115           1.148                    --
                                                                          2005   1.060           1.115                    --
                                                                          2004   1.000           1.060                    --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)      2010   1.226           1.240                    --
                                                                          2009   0.999           1.226                    --
                                                                          2008   1.441           0.999                    --
                                                                          2007   1.213           1.441                    --
                                                                          2006   1.167           1.213                    --
                                                                          2005   1.064           1.167                    --
                                                                          2004   1.000           1.064                    --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.412           1.508                    --
                                                                          2010   1.162           1.412                    --
                                                                          2009   0.758           1.162                    --
                                                                          2008   1.386           0.758                    --
                                                                          2007   1.166           1.386                    --
                                                                          2006   1.107           1.166                    --
                                                                          2005   1.016           1.107                    --
                                                                          2004   1.000           1.016                    --
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.298           1.220                    --
                                                                          2007   1.215           1.298                    --
                                                                          2006   1.055           1.215                    --
                                                                          2005   1.023           1.055                    --
                                                                          2004   1.000           1.023                    --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................... 2006   1.132           1.262           --
                                                                  2005   1.114           1.132           --
                                                                  2004   1.000           1.114           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.111           1.288           --
                                                                  2011   1.110           1.111           --
                                                                  2010   0.909           1.110           --
                                                                  2009   0.691           0.909           --
                                                                  2008   1.188           0.691           --
                                                                  2007   1.238           1.188           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).......................................................... 2012   1.157           1.310           --
                                                                  2011   1.155           1.157           --
                                                                  2010   1.049           1.155           --
                                                                  2009   0.880           1.049           --
                                                                  2008   1.274           0.880           --
                                                                  2007   1.237           1.274           --
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)..................................... 2012   0.996           1.119           --
                                                                  2011   1.087           0.996           --
                                                                  2010   0.955           1.087           --
                                                                  2009   0.756           0.955           --
                                                                  2008   1.220           0.756           --
                                                                  2007   1.280           1.220           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   0.957           1.124           --
                                                                  2011   0.986           0.957           --
                                                                  2010   0.919           0.986           --
                                                                  2009   0.661           0.919           --
                                                                  2008   1.079           0.661           --
                                                                  2007   1.083           1.079           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.091           1.242           --
                                                                  2011   1.065           1.091           --
                                                                  2010   0.996           1.065           --
                                                                  2009   0.819           0.996           --
                                                                  2008   1.302           0.819           --
                                                                  2007   1.283           1.302           --
                                                                  2006   1.111           1.283           --
                                                                  2005   1.067           1.111           --
                                                                  2004   1.000           1.067           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)............................................... 2012   1.327           1.548                    --
                                                                 2011   1.340           1.327                    --
                                                                 2010   1.096           1.340                    --
                                                                 2009   0.786           1.096                    --
                                                                 2008   1.357           0.786                    --
                                                                 2007   1.263           1.357                    --
                                                                 2006   1.146           1.263                    --
                                                                 2005   1.119           1.146                    --
                                                                 2004   1.000           1.119                    --
 LMPVET Equity Index Subaccount (Class II) (5/03)............... 2009   0.778           0.756                    --
                                                                 2008   1.275           0.778                    --
                                                                 2007   1.244           1.275                    --
                                                                 2006   1.106           1.244                    --
                                                                 2005   1.086           1.106                    --
                                                                 2004   1.000           1.086                    --
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04)......................................................... 2012   1.134           1.226                    --
                                                                 2011   1.161           1.134                    --
                                                                 2010   1.060           1.161                    --
                                                                 2009   0.883           1.060                    --
                                                                 2008   1.209           0.883                    --
                                                                 2007   1.116           1.209                    --
                                                                 2006   1.061           1.116                    --
                                                                 2005   1.040           1.061                    --
                                                                 2004   0.945           1.040                    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................ 2011   0.937           0.924                    --
                                                                 2010   0.879           0.937                    --
                                                                 2009   0.766           0.879                    --
                                                                 2008   0.995           0.766                 6,442
                                                                 2007   1.006           0.995                 9,730
                                                                 2006   0.989           1.006                 9,418
                                                                 2005   0.989           0.989                 8,717
                                                                 2004   1.000           0.989                    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................... 2007   1.234           1.291                    --
                                                                 2006   1.070           1.234                    --
                                                                 2005   1.052           1.070                    --
                                                                 2004   1.000           1.052                    --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)................ 2007   1.049           1.091                    --
                                                                     2006   1.031           1.049                    --
                                                                     2005   1.003           1.031                    --
                                                                     2004   1.000           1.003                    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).............. 2007   1.210           1.249                    --
                                                                     2006   1.115           1.210                    --
                                                                     2005   1.039           1.115                    --
                                                                     2004   1.000           1.039                    --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).............. 2007   1.195           1.246                    --
                                                                     2006   1.089           1.195                    --
                                                                     2005   1.076           1.089                    --
                                                                     2004   1.000           1.076                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.276           1.323                    --
                                                                     2006   1.114           1.276                 7,582
                                                                     2005   1.104           1.114                 7,685
                                                                     2004   1.000           1.104                    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.372           1.508                    --
                                                                     2006   1.251           1.372                    --
                                                                     2005   1.183           1.251                    --
                                                                     2004   1.000           1.183                    --
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.071           1.102                    --
                                                                     2005   1.056           1.071                    --
                                                                     2004   0.981           1.056                    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.309           1.259                    --
                                                                     2007   1.264           1.309                    --
                                                                     2006   1.334           1.264                    --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2012   1.394           1.592                    --
                                                                     2011   1.391           1.394                    --
                                                                     2010   1.225           1.391                    --
                                                                     2009   0.851           1.225                    --
                                                                     2008   1.148           0.851                    --
                                                                     2007   1.144           1.148                    --
                                                                     2006   1.091           1.144                    --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.365           1.428                    --
                                                                     2006   1.296           1.365                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.089           1.208                    --
                                                                         2011   1.113           1.089                    --
                                                                         2010   1.012           1.113                    --
                                                                         2009   0.869           1.012                    --
                                                                         2008   1.419           0.869                    --
                                                                         2007   1.416           1.419                    --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.800           0.987                    --
                                                                         2011   0.864           0.800                    --
                                                                         2010   0.761           0.864                    --
                                                                         2009   0.577           0.761                    --
                                                                         2008   1.010           0.577                10,529
                                                                         2007   1.214           1.010                 9,391
                                                                         2006   1.003           1.214                 7,722
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.222           1.380                    --
                                                                         2011   1.392           1.222                    --
                                                                         2010   1.192           1.392                    --
                                                                         2009   0.945           1.192                    --
                                                                         2008   1.294           0.945                    --
                                                                         2007   1.338           1.294                    --
                                                                         2006   1.262           1.338                    --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.247           1.577                    --
                                                                         2011   1.484           1.247                    --
                                                                         2010   1.303           1.484                    --
                                                                         2009   0.858           1.303                    --
                                                                         2008   1.482           0.858                    --
                                                                         2007   1.530           1.482                    --
                                                                         2006   1.395           1.530                    --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2012   1.279           1.480                    --
                                                                         2011   1.320           1.279                    --
                                                                         2010   1.069           1.320                    --
                                                                         2009   0.815           1.069                    --
                                                                         2008   1.359           0.815                    --
                                                                         2007   1.249           1.359                    --
                                                                         2006   1.265           1.249                    --
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   1.327           1.592                    --
                                                                         2011   1.466           1.327                    --
                                                                         2010   1.368           1.466                    --
                                                                         2009   0.978           1.368                    --
                                                                         2008   1.722           0.978                    --
                                                                         2007   1.351           1.722                    --
                                                                         2006   1.325           1.351                    --

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 2009   0.879
                                                                             2008   1.204
                                                                             2007   1.159
                                                                             2006   1.102
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2012   1.412
                                                                             2011   1.379
                                                                             2010   1.247
                                                                             2009   0.931
                                                                             2008   1.168
                                                                             2007   1.120
                                                                             2006   1.074
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 2012   0.893
                                                                             2011   0.950
                                                                             2010   0.774
                                                                             2009   0.627
                                                                             2008   1.048
                                                                             2007   1.067
                                                                             2006   0.964
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.721
                                                                             2008   1.288
                                                                             2007   1.178
                                                                             2006   1.198
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 2012   0.824
                                                                             2011   0.968
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2012   1.515
                                                                             2011   1.907
                                                                             2010   1.579
                                                                             2009   0.957
                                                                             2008   2.099
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 2012   1.211
                                                                             2011   1.389
                                                                             2010   1.276
                                                                             2009   0.993
                                                                             2008   1.764
                                                                             2007   1.688



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)..................................................................... 0.867                     --
                                                                             0.879                     --
                                                                             1.204                     --
                                                                             1.159                     --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 1.561                     --
                                                                             1.412                     --
                                                                             1.379                     --
                                                                             1.247                     --
                                                                             0.931                     --
                                                                             1.168                     --
                                                                             1.120                     --
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 1.001                     --
                                                                             0.893                     --
                                                                             0.950                     --
                                                                             0.774                     --
                                                                             0.627                     --
                                                                             1.048                     --
                                                                             1.067                     --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 0.684                     --
                                                                             0.721                     --
                                                                             1.288                     --
                                                                             1.178                     --
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 0.939                 39,382
                                                                             0.824                 39,426
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 1.759                     --
                                                                             1.515                     --
                                                                             1.907                     --
                                                                             1.579                     --
                                                                             0.957                     --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 1.380                 36,399
                                                                             1.211                 85,215
                                                                             1.389                110,147
                                                                             1.276                123,124
                                                                             0.993                144,732
                                                                             1.764                     --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST MLA Mid Cap Subaccount (Class A) (4/08)..................... 2012   1.181           1.218                      --
                                                                   2011   1.275           1.181                      --
                                                                   2010   1.059           1.275                      --
                                                                   2009   0.790           1.059                      --
                                                                   2008   1.256           0.790                      --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)..................... 2012   0.987           1.014                  20,631
                                                                   2011   1.066           0.987                  22,778
                                                                   2010   0.888           1.066                   1,211
                                                                   2009   0.665           0.888                   1,320
                                                                   2008   1.104           0.665                   1,150
                                                                   2007   1.252           1.104                      --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) * 2012   1.303           1.391                      --
                                                                   2011   1.197           1.303                      --
                                                                   2010   1.134           1.197                      --
                                                                   2009   0.981           1.134                      --
                                                                   2008   1.076           0.981                      --
                                                                   2007   1.021           1.076                      --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).............. 2012   1.350           1.441               1,401,293
                                                                   2011   1.339           1.350               1,457,451
                                                                   2010   1.268           1.339                      --
                                                                   2009   1.143           1.268                      --
 MIST Pioneer Fund Subaccount (Class A) (4/06).................... 2012   1.117           1.207                      --
                                                                   2011   1.198           1.117                      --
                                                                   2010   1.055           1.198                      --
                                                                   2009   0.872           1.055                      --
                                                                   2008   1.330           0.872                      --
                                                                   2007   1.297           1.330                      --
                                                                   2006   1.212           1.297                      --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)........... 2007   1.150           1.266                      --
                                                                   2006   1.098           1.150                      --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)........ 2012   1.487           1.621                      --
                                                                   2011   1.469           1.487                      --
                                                                   2010   1.340           1.469                      --
                                                                   2009   1.031           1.340                      --
                                                                   2008   1.183           1.031                   8,976
                                                                   2007   1.136           1.183                   9,573
                                                                   2006   1.102           1.136                   9,573
 MIST RCM Technology Subaccount (Class B) (5/11).................. 2012   1.208           1.322                      --
                                                                   2011   1.502           1.208                      --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.840           0.968                    --
                                                                          2011   0.896           0.840                    --
                                                                          2010   0.784           0.896                    --
                                                                          2009   0.678           0.784                    --
                                                                          2008   1.089           0.678                16,728
                                                                          2007   1.072           1.089                17,763
                                                                          2006   1.001           1.072                 9,022
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.855           0.985                    --
                                                                          2011   0.961           0.855                    --
                                                                          2010   0.821           0.961                    --
                                                                          2009   0.665           0.821                    --
                                                                          2008   0.970           0.665                    --
                                                                          2007   1.024           0.970                    --
                                                                          2006   1.003           1.024                    --
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.049           1.214                    --
                                                                          2011   1.090           1.049                    --
                                                                          2010   0.971           1.090                    --
                                                                          2009   0.782           0.971                    --
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.095           1.186                    --
                                                                          2011   1.158           1.095                    --
                                                                          2010   1.029           1.158                    --
                                                                          2009   0.706           1.029                    --
                                                                          2008   1.332           0.706                    --
                                                                          2007   1.133           1.332                    --
                                                                          2006   1.166           1.133                    --
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2012   1.160           1.218                    --
                                                                          2011   1.114           1.160                    --
                                                                          2010   1.053           1.114                    --
                                                                          2009   0.985           1.053                    --
                                                                          2008   1.044           0.985                 5,265
                                                                          2007   1.006           1.044                 9,323
                                                                          2006   0.973           1.006                    --
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2012   1.104           1.211                    --
                                                                          2011   1.089           1.104                    --
                                                                          2010   1.016           1.089                    --
                                                                          2009   0.880           1.016                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)................................................................. 2012   0.888           0.991                      --
                                                                         2011   0.998           0.888                      --
                                                                         2010   0.853           0.998                      --
                                                                         2009   0.680           0.853                      --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................. 2012   0.983           0.960               2,191,992
                                                                         2011   1.006           0.983               2,956,894
                                                                         2010   1.030           1.006               3,591,722
                                                                         2009   1.050           1.030               5,196,783
                                                                         2008   1.045           1.050               5,906,840
                                                                         2007   1.019           1.045               5,419,780
                                                                         2006   1.001           1.019               3,247,845
 MSF Davis Venture Value Subaccount (Class A) (4/08).................... 2012   0.969           1.068                      --
                                                                         2011   1.033           0.969                      --
                                                                         2010   0.945           1.033                      --
                                                                         2009   0.733           0.945                      --
                                                                         2008   1.193           0.733                      --
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.636           0.662                      --
                                                                         2008   1.181           0.636                      --
                                                                         2007   1.163           1.181                      --
                                                                         2006   1.153           1.163                      --
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2012   0.882           0.996                      --
                                                                         2011   0.963           0.882                      --
                                                                         2010   0.861           0.963                      --
                                                                         2009   0.724           0.861                      --
                                                                         2008   1.216           0.724                   7,698
                                                                         2007   1.196           1.216                   7,990
                                                                         2006   1.172           1.196                   8,033
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.898           0.971                      --
                                                                         2010   0.795           0.898                  39,476
                                                                         2009   0.619           0.795                  39,529
                                                                         2008   1.064           0.619                  39,583
                                                                         2007   1.055           1.064                  39,627
                                                                         2006   1.002           1.055                  39,664
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.142           1.217                      --
                                                                         2011   1.132           1.142                      --
                                                                         2010   1.053           1.132                      --
                                                                         2009   0.894           1.053                      --
                                                                         2008   1.070           0.894                   9,920
                                                                         2007   1.037           1.070                  10,580
                                                                         2006   1.001           1.037                  10,580

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)................................................... 2012   1.063           1.157                     --
                                                                     2011   1.077           1.063                     --
                                                                     2010   0.989           1.077                     --
                                                                     2009   0.818           0.989                     --
                                                                     2008   1.069           0.818                     --
                                                                     2007   1.044           1.069                     --
                                                                     2006   1.002           1.044                     --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........ 2012   0.981           1.085                     --
                                                                     2011   1.018           0.981                     --
                                                                     2010   0.921           1.018                     --
                                                                     2009   0.745           0.921                     --
                                                                     2008   1.069           0.745                     --
                                                                     2007   1.049           1.069                     --
                                                                     2006   1.002           1.049                     --
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)............................................................. 2012   0.900           1.014                 74,916
                                                                     2011   0.957           0.900                 80,109
                                                                     2010   0.854           0.957                 85,477
                                                                     2009   0.678           0.854                 91,251
                                                                     2008   1.069           0.678                 98,175
                                                                     2007   1.054           1.069                104,041
                                                                     2006   1.002           1.054                108,635
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2012   0.969           1.092                 11,168
                                                                     2011   0.976           0.969                 12,447
                                                                     2010   0.873           0.976                 12,456
                                                                     2009   0.713           0.873                 13,259
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2012   1.137           1.236                     --
                                                                     2011   1.139           1.137                     --
                                                                     2010   1.061           1.139                     --
                                                                     2009   0.918           1.061                     --
                                                                     2008   1.210           0.918                  5,781
                                                                     2007   1.189           1.210                  8,009
                                                                     2006   1.118           1.189                  8,053
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2012   1.195           1.361                     --
                                                                     2011   1.213           1.195                     --
                                                                     2010   1.114           1.213                     --
                                                                     2009   0.944           1.114                     --
                                                                     2008   1.433           0.944                     --
                                                                     2007   1.363           1.433                     --
                                                                     2006   1.239           1.363                     --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.872           1.032                     --
                                                                        2011   0.974           0.872                     --
                                                                        2010   0.861           0.974                     --
                                                                        2009   0.630           0.861                     --
                                                                        2008   1.085           0.630                  8,987
                                                                        2007   1.046           1.085                  8,884
                                                                        2006   0.996           1.046                  9,237
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   0.986           1.143                 49,240
                                                                        2011   1.023           0.986                143,122
                                                                        2010   0.897           1.023                140,258
                                                                        2009   0.642           0.897                262,608
                                                                        2008   1.134           0.642                166,329
                                                                        2007   1.063           1.134                     --
                                                                        2006   0.998           1.063                     --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.045           1.183                     --
                                                                        2011   1.055           1.045                     --
                                                                        2010   0.802           1.055                     --
                                                                        2009   0.592           0.802                 64,741
                                                                        2008   0.906           0.592                 19,779
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)...................................................... 2007   1.128           1.168                     --
                                                                        2006   1.067           1.128                     --
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *.................................................... 2012   1.140           1.152                     --
                                                                        2011   1.104           1.140                     --
                                                                        2010   1.067           1.104                     --
                                                                        2009   1.045           1.067                     --
                                                                        2008   1.072           1.045                     --
                                                                        2007   1.051           1.072                     --
                                                                        2006   1.020           1.051                     --
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.995           1.001                     --
                                                                        2005   0.990           0.995                     --
                                                                        2004   1.000           0.990                     --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)........ 2006   1.082           1.140                     --
                                                                        2005   1.047           1.082                  7,841
                                                                        2004   0.991           1.047                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   0.999           1.017                    --
                                                                         2006   1.016           0.999                    --
                                                                         2005   1.019           1.016                    --
                                                                         2004   1.000           1.019                    --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.106           1.140                    --
                                                                         2008   1.081           1.106                    --
                                                                         2007   1.017           1.081                    --
                                                                         2006   1.003           1.017                    --
                                                                         2005   1.002           1.003                    --
                                                                         2004   1.000           1.002                    --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   1.572           1.697                    --
                                                                         2006   1.260           1.572                    --
                                                                         2005   1.149           1.260                    --
                                                                         2004   1.000           1.149                    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)................. 2007   1.412           1.504                    --
                                                                         2006   1.233           1.412                    --
                                                                         2005   1.179           1.233                    --
                                                                         2004   1.000           1.179                    --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................... 2006   1.128           1.198                    --
                                                                         2005   1.062           1.128                    --
                                                                         2004   1.000           1.062                    --
 Travelers Convertible Securities Subaccount (6/03)..................... 2006   1.010           1.074                    --
                                                                         2005   1.030           1.010                    --
                                                                         2004   1.000           1.030                    --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).................. 2006   1.224           1.334                    --
                                                                         2005   1.115           1.224                    --
                                                                         2004   1.000           1.115                    --
 Travelers Equity Income Subaccount (5/03).............................. 2006   1.118           1.172                    --
                                                                         2005   1.096           1.118                 7,621
                                                                         2004   1.000           1.096                    --
 Travelers Federated High Yield Subaccount (5/03)....................... 2006   1.066           1.091                    --
                                                                         2005   1.064           1.066                    --
                                                                         2004   1.000           1.064                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.115           1.152                     --
                                                                          2005   1.084           1.115                     --
                                                                          2004   1.000           1.084                     --
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.122           1.153                     --
                                                                          2005   1.057           1.122                     --
                                                                          2004   1.000           1.057                     --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.095           1.161                     --
                                                                          2005   1.000           1.095                     --
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.026           1.027                     --
                                                                          2005   1.000           1.026                 10,313
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.062           1.097                     --
                                                                          2005   1.000           1.062                     --
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)....................................................... 2006   1.072           1.116                     --
                                                                          2005   1.000           1.072                102,060
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)....................................................... 2006   1.042           1.059                     --
                                                                          2005   1.000           1.042                     --
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.223           1.296                     --
                                                                          2005   1.118           1.223                     --
                                                                          2004   1.000           1.118                     --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)................. 2006   1.105           1.166                     --
                                                                          2005   1.098           1.105                     --
                                                                          2004   1.000           1.098                     --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)................... 2006   1.085           1.118                     --
                                                                          2005   1.079           1.085                  7,906
                                                                          2004   1.000           1.079                     --
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.150           1.239                     --
                                                                          2005   1.106           1.150                     --
                                                                          2004   0.961           1.106                     --
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.218           1.395                     --
                                                                          2005   1.138           1.218                     --
                                                                          2004   1.000           1.138                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.145           1.212                    --
                                                                          2005   1.106           1.145                    --
                                                                          2004   1.000           1.106                    --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.046           1.098                    --
                                                                          2005   1.000           1.046                    --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.094           1.102                    --
                                                                          2005   1.080           1.094                 9,573
                                                                          2004   0.970           1.080                    --
 Travelers Quality Bond Subaccount (5/03)................................ 2006   0.984           0.973                    --
                                                                          2005   0.992           0.984                 8,795
                                                                          2004   1.000           0.992                    --
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.097           1.142                    --
                                                                          2005   1.100           1.097                    --
                                                                          2004   1.000           1.100                    --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.102           1.265                    --
                                                                          2005   1.000           1.102                    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103           1.262                    --
                                                                          2005   1.000           1.103                    --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.061           1.020                    --
                                                                          2005   1.041           1.061                    --
                                                                          2004   0.979           1.041                    --
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).................... 2009   0.782           0.757                    --
                                                                          2008   1.247           0.782                    --
                                                                          2007   1.308           1.247                    --
                                                                          2006   1.153           1.308                    --
                                                                          2005   1.134           1.153                    --
                                                                          2004   1.000           1.134                    --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.700           0.715                    --
                                                                          2008   1.258           0.700                    --
                                                                          2007   1.146           1.258                    --
                                                                          2006   1.099           1.146                    --
                                                                          2005   1.043           1.099                    --
                                                                          2004   1.000           1.043                    --

                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.186           1.151                      --
                                                                        2005   1.058           1.186                  13,923
                                                                        2004   1.000           1.058                   6,266
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2012   1.325           1.585                 261,203
                                                                        2011   1.489           1.325                 264,594
                                                                        2010   1.365           1.489                 260,760
                                                                        2009   0.983           1.365                 238,175
                                                                        2008   1.634           0.983                 313,588
                                                                        2007   1.457           1.634                 302,749
                                                                        2006   1.239           1.457                 298,965
                                                                        2005   1.113           1.239                 283,179
                                                                        2004   1.000           1.113                  56,118
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2012   1.172           1.348                 577,067
                                                                        2011   1.254           1.172                 614,177
                                                                        2010   1.082           1.254                 637,392
                                                                        2009   0.795           1.082                 688,936
                                                                        2008   1.453           0.795                 784,927
                                                                        2007   1.325           1.453                 894,474
                                                                        2006   1.231           1.325               1,008,487
                                                                        2005   1.086           1.231               1,096,818
                                                                        2004   1.000           1.086                  62,763
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2012   1.028           1.179                 361,564
                                                                        2011   1.073           1.028                 421,497
                                                                        2010   0.986           1.073                 433,511
                                                                        2009   0.770           0.986                 676,238
                                                                        2008   1.269           0.770                 712,191
                                                                        2007   1.237           1.269                 947,241
                                                                        2006   1.100           1.237               1,030,688
                                                                        2005   1.065           1.100               1,143,451
                                                                        2004   1.000           1.065                 248,977
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)...................................... 2006   1.349           1.331                      --
                                                                        2005   1.169           1.349                 678,965
                                                                        2004   1.000           1.169                  21,941
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03).................. 2006   1.347           1.744                      --
                                                                        2005   1.287           1.347                  89,921
                                                                        2004   1.000           1.287                      --

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................. 2008   1.239
                                                                              2007   1.185
                                                                              2006   1.042
                                                                              2005   1.022
                                                                              2004   1.000
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   0.993
                                                                              2007   1.144
                                                                              2006   1.129
                                                                              2005   1.093
                                                                              2004   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.201
                                                                              2005   1.116
                                                                              2004   1.000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 2006   1.203
                                                                              2005   1.119
                                                                              2004   1.000
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2012   1.259
                                                                              2011   1.326
                                                                              2010   1.162
                                                                              2009   0.878
                                                                              2008   1.570
                                                                              2007   1.371
                                                                              2006   1.260
                                                                              2005   1.107
                                                                              2004   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 2012   1.177
                                                                              2011   1.240
                                                                              2010   1.076
                                                                              2009   0.812
                                                                              2008   1.418
                                                                              2007   1.361
                                                                              2006   1.225
                                                                              2005   1.040
                                                                              2004   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................. 1.183                     --
                                                                              1.239                 80,873
                                                                              1.185                 87,735
                                                                              1.042                 89,465
                                                                              1.022                 11,107
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 0.935                     --
                                                                              0.993                 96,887
                                                                              1.144                 96,101
                                                                              1.129                119,790
                                                                              1.093                 12,455
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 1.303                     --
                                                                              1.201                328,531
                                                                              1.116                  4,832
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 1.337                     --
                                                                              1.203                158,626
                                                                              1.119                 10,114
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 1.427                108,391
                                                                              1.259                121,933
                                                                              1.326                126,803
                                                                              1.162                162,252
                                                                              0.878                171,256
                                                                              1.570                188,373
                                                                              1.371                181,357
                                                                              1.260                148,235
                                                                              1.107                 28,719
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)............................................................. 1.405                     --
                                                                              1.177                     --
                                                                              1.240                     --
                                                                              1.076                  5,053
                                                                              0.812                  5,024
                                                                              1.418                  4,785
                                                                              1.361                  4,605
                                                                              1.225                  5,132
                                                                              1.040                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............... 2012   1.535           1.716                 153,859
                                                                         2011   1.764           1.535                 168,703
                                                                         2010   1.405           1.764                 175,491
                                                                         2009   1.030           1.405                 233,342
                                                                         2008   1.747           1.030                 200,539
                                                                         2007   1.551           1.747                 222,946
                                                                         2006   1.414           1.551                 251,232
                                                                         2005   1.227           1.414                 238,798
                                                                         2004   1.000           1.227                  23,433
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............ 2006   1.187           1.372                      --
                                                                         2005   1.100           1.187                 104,000
                                                                         2004   1.000           1.100                      --
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)....................................................... 2008   2.467           2.238                      --
                                                                         2007   1.962           2.467                 127,952
                                                                         2006   1.569           1.962                 139,225
                                                                         2005   1.261           1.569                 137,970
                                                                         2004   1.000           1.261                   6,091
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.195           1.379                 479,599
                                                                         2011   1.369           1.195                 497,969
                                                                         2010   1.294           1.369                 491,308
                                                                         2009   0.967           1.294                 776,946
                                                                         2008   1.661           0.967                 734,973
                                                                         2007   1.474           1.661               1,009,051
                                                                         2006   1.243           1.474               1,120,661
                                                                         2005   1.156           1.243                 740,036
                                                                         2004   1.000           1.156                      --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)......... 2006   1.190           1.415                      --
                                                                         2005   1.119           1.190                 413,565
                                                                         2004   1.000           1.119                  20,151
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................... 2006   1.064           1.085                      --
                                                                         2005   1.076           1.064                 135,067
                                                                         2004   1.007           1.076                  13,701
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................ 2006   1.123           1.156                      --
                                                                         2005   1.068           1.123                      --
                                                                         2004   1.000           1.068                      --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)      2010   1.194           1.207                     --
                                                                          2009   0.973           1.194                     --
                                                                          2008   1.405           0.973                     --
                                                                          2007   1.182           1.405                     --
                                                                          2006   1.139           1.182                     --
                                                                          2005   1.038           1.139                     --
                                                                          2004   1.000           1.038                     --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.458           1.557                     --
                                                                          2010   1.201           1.458                 30,190
                                                                          2009   0.784           1.201                 17,501
                                                                          2008   1.433           0.784                 18,690
                                                                          2007   1.206           1.433                 20,826
                                                                          2006   1.146           1.206                 17,567
                                                                          2005   1.052           1.146                  4,581
                                                                          2004   1.000           1.052                     --
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.377           1.294                     --
                                                                          2007   1.290           1.377                     --
                                                                          2006   1.120           1.290                     --
                                                                          2005   1.087           1.120                     --
                                                                          2004   1.000           1.087                     --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................... 2006   1.143           1.274                     --
                                                                          2005   1.125           1.143                 90,093
                                                                          2004   1.000           1.125                     --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)........................................................ 2012   1.123           1.301                 68,765
                                                                          2011   1.122           1.123                 71,966
                                                                          2010   0.920           1.122                 76,310
                                                                          2009   0.700           0.920                375,983
                                                                          2008   1.203           0.700                361,066
                                                                          2007   1.255           1.203                375,920
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).................................................................. 2012   1.142           1.292                 10,004
                                                                          2011   1.140           1.142                     --
                                                                          2010   1.037           1.140                     --
                                                                          2009   0.870           1.037                     --
                                                                          2008   1.260           0.870                  1,606
                                                                          2007   1.224           1.260                  4,254

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)..................................... 2012   0.997           1.119                 51,376
                                                                  2011   1.089           0.997                 51,383
                                                                  2010   0.956           1.089                 51,390
                                                                  2009   0.757           0.956                 51,398
                                                                  2008   1.223           0.757                 51,407
                                                                  2007   1.284           1.223                223,404
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   0.941           1.106                     --
                                                                  2011   0.971           0.941                     --
                                                                  2010   0.905           0.971                     --
                                                                  2009   0.651           0.905                     --
                                                                  2008   1.064           0.651                     --
                                                                  2007   1.068           1.064                     --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.100           1.250                     --
                                                                  2011   1.073           1.100                     --
                                                                  2010   1.004           1.073                     --
                                                                  2009   0.826           1.004                     --
                                                                  2008   1.314           0.826                     --
                                                                  2007   1.296           1.314                     --
                                                                  2006   1.122           1.296                     --
                                                                  2005   1.079           1.122                     --
                                                                  2004   1.000           1.079                     --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)................................................ 2012   1.378           1.606                 16,276
                                                                  2011   1.392           1.378                 25,762
                                                                  2010   1.139           1.392                 26,111
                                                                  2009   0.817           1.139                 31,574
                                                                  2008   1.411           0.817                 40,158
                                                                  2007   1.314           1.411                 37,389
                                                                  2006   1.194           1.314                 38,121
                                                                  2005   1.166           1.194                 39,664
                                                                  2004   1.000           1.166                  7,372
 LMPVET Equity Index Subaccount (Class II) (5/03)................ 2009   0.765           0.742                     --
                                                                  2008   1.253           0.765                 24,030
                                                                  2007   1.224           1.253                 23,895
                                                                  2006   1.089           1.224                 36,493
                                                                  2005   1.070           1.089                 60,633
                                                                  2004   1.000           1.070                     --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04)......................................................... 2012   1.167           1.262                  2,342
                                                                 2011   1.196           1.167                  2,583
                                                                 2010   1.092           1.196                  2,872
                                                                 2009   0.911           1.092                  2,855
                                                                 2008   1.247           0.911                  2,845
                                                                 2007   1.152           1.247                  4,108
                                                                 2006   1.096           1.152                  4,229
                                                                 2005   1.075           1.096                  3,702
                                                                 2004   1.000           1.075                     --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................ 2011   0.943           0.929                     --
                                                                 2010   0.884           0.943                156,088
                                                                 2009   0.771           0.884                161,688
                                                                 2008   1.002           0.771                151,651
                                                                 2007   1.013           1.002                545,659
                                                                 2006   0.997           1.013                558,584
                                                                 2005   0.997           0.997                588,291
                                                                 2004   1.000           0.997                 42,987
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................... 2007   1.238           1.296                     --
                                                                 2006   1.074           1.238                229,339
                                                                 2005   1.057           1.074                236,481
                                                                 2004   1.000           1.057                     --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............ 2007   1.035           1.076                     --
                                                                 2006   1.017           1.035                     --
                                                                 2005   0.990           1.017                     --
                                                                 2004   1.000           0.990                     --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......... 2007   1.226           1.266                     --
                                                                 2006   1.131           1.226                502,011
                                                                 2005   1.054           1.131                718,648
                                                                 2004   1.000           1.054                     --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......... 2007   1.183           1.232                     --
                                                                 2006   1.078           1.183                  4,390
                                                                 2005   1.065           1.078                  4,417
                                                                 2004   1.000           1.065                  4,371

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.269           1.315                     --
                                                                     2006   1.108           1.269                230,266
                                                                     2005   1.099           1.108                253,593
                                                                     2004   1.000           1.099                 34,875
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.343           1.477                     --
                                                                     2006   1.226           1.343                441,478
                                                                     2005   1.160           1.226                405,356
                                                                     2004   1.000           1.160                 24,910
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.086           1.118                     --
                                                                     2005   1.071           1.086                 48,184
                                                                     2004   1.000           1.071                     --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.312           1.261                     --
                                                                     2007   1.267           1.312                 25,544
                                                                     2006   1.338           1.267                 25,965
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2012   1.407           1.605                154,593
                                                                     2011   1.404           1.407                210,037
                                                                     2010   1.237           1.404                215,815
                                                                     2009   0.860           1.237                202,696
                                                                     2008   1.161           0.860                247,890
                                                                     2007   1.157           1.161                246,784
                                                                     2006   1.104           1.157                128,814
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.371           1.434                     --
                                                                     2006   1.302           1.371                347,687
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......... 2012   1.092           1.209                228,991
                                                                     2011   1.116           1.092                241,608
                                                                     2010   1.015           1.116                244,361
                                                                     2009   0.872           1.015                251,633
                                                                     2008   1.425           0.872                243,194
                                                                     2007   1.422           1.425                349,645
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........ 2012   0.798           0.983                134,673
                                                                     2011   0.862           0.798                134,023
                                                                     2010   0.760           0.862                134,130
                                                                     2009   0.576           0.760                158,046
                                                                     2008   1.009           0.576                118,382
                                                                     2007   1.214           1.009                110,302
                                                                     2006   1.003           1.214                118,556

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.218           1.375                    868
                                                                         2011   1.388           1.218                    919
                                                                         2010   1.189           1.388                    974
                                                                         2009   0.944           1.189                  1,021
                                                                         2008   1.293           0.944                  1,023
                                                                         2007   1.337           1.293                 34,191
                                                                         2006   1.261           1.337                  1,201
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.250           1.580                 26,025
                                                                         2011   1.488           1.250                 25,432
                                                                         2010   1.307           1.488                 25,159
                                                                         2009   0.861           1.307                 34,601
                                                                         2008   1.488           0.861                 42,265
                                                                         2007   1.537           1.488                 65,892
                                                                         2006   1.402           1.537                 78,692
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2012   1.274           1.474                  7,891
                                                                         2011   1.316           1.274                  7,875
                                                                         2010   1.066           1.316                  8,097
                                                                         2009   0.814           1.066                  8,154
                                                                         2008   1.358           0.814                  8,355
                                                                         2007   1.248           1.358                  8,393
                                                                         2006   1.264           1.248                 14,723
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   1.329           1.594                 71,832
                                                                         2011   1.469           1.329                 94,443
                                                                         2010   1.372           1.469                 92,218
                                                                         2009   0.981           1.372                375,264
                                                                         2008   1.729           0.981                346,151
                                                                         2007   1.358           1.729                362,992
                                                                         2006   1.331           1.358                361,696
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)................................................................. 2009   0.890           0.878                     --
                                                                         2008   1.220           0.890                 33,588
                                                                         2007   1.175           1.220                 42,930
                                                                         2006   1.118           1.175                 50,634
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............ 2012   1.423           1.573                 20,823
                                                                         2011   1.391           1.423                 29,617
                                                                         2010   1.259           1.391                 42,058
                                                                         2009   0.940           1.259                 13,654
                                                                         2008   1.180           0.940                 16,640
                                                                         2007   1.131           1.180                 19,932
                                                                         2006   1.085           1.131                 26,317

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 2012   0.891
                                                                             2011   0.947
                                                                             2010   0.773
                                                                             2009   0.626
                                                                             2008   1.047
                                                                             2007   1.066
                                                                             2006   0.964
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.715
                                                                             2008   1.276
                                                                             2007   1.168
                                                                             2006   1.189
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 2012   0.821
                                                                             2011   0.966
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 2012   1.614
                                                                             2011   2.034
                                                                             2010   1.685
                                                                             2009   1.021
                                                                             2008   2.242
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 2012   1.217
                                                                             2011   1.396
                                                                             2010   1.283
                                                                             2009   0.999
                                                                             2008   1.776
                                                                             2007   1.700
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................... 2012   1.181
                                                                             2011   1.275
                                                                             2010   1.060
                                                                             2009   0.791
                                                                             2008   1.258
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................... 2012   0.983
                                                                             2011   1.063
                                                                             2010   0.886
                                                                             2009   0.664
                                                                             2008   1.102
                                                                             2007   1.251



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *............... 0.997                389,363
                                                                             0.891                426,857
                                                                             0.947                440,222
                                                                             0.773                491,495
                                                                             0.626                457,927
                                                                             1.047                525,674
                                                                             1.066                  1,603
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 0.677                     --
                                                                             0.715                 19,215
                                                                             1.276                 21,852
                                                                             1.168                 20,827
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............... 0.936                 98,889
                                                                             0.821                114,259
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)...... 1.873                126,007
                                                                             1.614                140,892
                                                                             2.034                141,046
                                                                             1.685                148,540
                                                                             1.021                128,738
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *..... 1.386                189,920
                                                                             1.217                207,976
                                                                             1.396                214,340
                                                                             1.283                214,349
                                                                             0.999                358,020
                                                                             1.776                     --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................... 1.217                 13,802
                                                                             1.181                 20,019
                                                                             1.275                 22,653
                                                                             1.060                 24,515
                                                                             0.791                 23,352
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................... 1.011                183,981
                                                                             0.983                179,180
                                                                             1.063                188,939
                                                                             0.886                189,232
                                                                             0.664                181,467
                                                                             1.102                 30,533

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *        2012   1.360           1.452                138,943
                                                                          2011   1.250           1.360                133,088
                                                                          2010   1.185           1.250                152,501
                                                                          2009   1.026           1.185                160,485
                                                                          2008   1.125           1.026                146,214
                                                                          2007   1.068           1.125                188,755
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2012   1.401           1.494                804,181
                                                                          2011   1.391           1.401                742,170
                                                                          2010   1.317           1.391                273,169
                                                                          2009   1.188           1.317                250,592
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.100           1.188                 21,546
                                                                          2011   1.180           1.100                 20,806
                                                                          2010   1.040           1.180                 20,250
                                                                          2009   0.860           1.040                 20,562
                                                                          2008   1.312           0.860                 20,211
                                                                          2007   1.280           1.312                 19,327
                                                                          2006   1.197           1.280                 19,233
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.149           1.265                     --
                                                                          2006   1.097           1.149                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2012   1.514           1.650                241,466
                                                                          2011   1.496           1.514                265,428
                                                                          2010   1.366           1.496                266,885
                                                                          2009   1.052           1.366                298,317
                                                                          2008   1.207           1.052                311,237
                                                                          2007   1.159           1.207                365,741
                                                                          2006   1.125           1.159                347,972
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   1.247           1.364                 18,260
                                                                          2011   1.551           1.247                 30,204
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.838           0.965                318,100
                                                                          2011   0.894           0.838                327,353
                                                                          2010   0.782           0.894                354,038
                                                                          2009   0.677           0.782                394,536
                                                                          2008   1.088           0.677                427,297
                                                                          2007   1.072           1.088                429,266
                                                                          2006   1.001           1.072                175,715

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *........ 2012   0.852           0.982               317,937
                                                                         2011   0.959           0.852               347,001
                                                                         2010   0.819           0.959               348,614
                                                                         2009   0.664           0.819               767,513
                                                                         2008   0.969           0.664               758,747
                                                                         2007   1.023           0.969               820,458
                                                                         2006   1.003           1.023               373,562
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)................... 2012   1.042           1.206               176,627
                                                                         2011   1.083           1.042               185,883
                                                                         2010   0.966           1.083               187,809
                                                                         2009   0.778           0.966               190,168
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............ 2012   1.067           1.155                 7,112
                                                                         2011   1.129           1.067                 7,115
                                                                         2010   1.004           1.129                 7,119
                                                                         2009   0.689           1.004                49,939
                                                                         2008   1.301           0.689                52,058
                                                                         2007   1.106           1.301                89,678
                                                                         2006   1.140           1.106                63,324
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................. 2012   1.202           1.262                85,864
                                                                         2011   1.156           1.202                66,747
                                                                         2010   1.093           1.156                69,594
                                                                         2009   1.022           1.093                47,384
                                                                         2008   1.084           1.022                52,852
                                                                         2007   1.045           1.084                69,263
                                                                         2006   1.011           1.045                36,825
 MSF BlackRock Diversified Subaccount (Class A) (5/09).................. 2012   1.116           1.225                27,072
                                                                         2011   1.102           1.116                27,804
                                                                         2010   1.029           1.102                27,407
                                                                         2009   0.892           1.029                29,848
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)................................................................. 2012   0.877           0.980                28,174
                                                                         2011   0.987           0.877                33,418
                                                                         2010   0.844           0.987                34,360
                                                                         2009   0.673           0.844                34,504

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................. 2012   0.983           0.960               1,003,845
                                                                         2011   1.007           0.983               1,425,723
                                                                         2010   1.032           1.007                 954,833
                                                                         2009   1.052           1.032                 993,445
                                                                         2008   1.048           1.052               1,168,375
                                                                         2007   1.022           1.048               1,099,935
                                                                         2006   1.005           1.022                 497,072
 MSF Davis Venture Value Subaccount (Class A) (4/08).................... 2012   0.955           1.052                  53,376
                                                                         2011   1.019           0.955                  61,495
                                                                         2010   0.932           1.019                  64,230
                                                                         2009   0.723           0.932                  70,934
                                                                         2008   1.178           0.723                  82,362
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.630           0.656                      --
                                                                         2008   1.170           0.630                  30,299
                                                                         2007   1.153           1.170                  27,152
                                                                         2006   1.143           1.153                  30,138
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2012   0.884           0.997                  76,837
                                                                         2011   0.965           0.884                  76,958
                                                                         2010   0.864           0.965                  76,287
                                                                         2009   0.727           0.864                  77,657
                                                                         2008   1.221           0.727                  79,118
                                                                         2007   1.202           1.221                  81,922
                                                                         2006   1.178           1.202                  88,916
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.896           0.969                      --
                                                                         2010   0.793           0.896                 141,121
                                                                         2009   0.618           0.793                 199,686
                                                                         2008   1.063           0.618                 197,166
                                                                         2007   1.055           1.063                 399,523
                                                                         2006   1.002           1.055                 389,107
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.138           1.213                  30,538
                                                                         2011   1.129           1.138                  32,331
                                                                         2010   1.051           1.129                 367,874
                                                                         2009   0.893           1.051                 177,679
                                                                         2008   1.069           0.893                 679,585
                                                                         2007   1.037           1.069                  48,822
                                                                         2006   1.001           1.037                  86,553

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)................................................... 2012   1.060           1.153                 37,035
                                                                     2011   1.074           1.060                 14,924
                                                                     2010   0.987           1.074                318,372
                                                                     2009   0.817           0.987                 22,887
                                                                     2008   1.068           0.817                 23,889
                                                                     2007   1.044           1.068                 32,410
                                                                     2006   1.002           1.044                 35,938
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........ 2012   0.978           1.081                 91,539
                                                                     2011   1.016           0.978                 99,335
                                                                     2010   0.919           1.016                141,671
                                                                     2009   0.744           0.919                484,162
                                                                     2008   1.068           0.744                498,088
                                                                     2007   1.049           1.068                530,872
                                                                     2006   1.002           1.049                535,804
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)............................................................. 2012   0.897           1.010                466,543
                                                                     2011   0.955           0.897                478,427
                                                                     2010   0.853           0.955                 65,955
                                                                     2009   0.677           0.853                 66,003
                                                                     2008   1.068           0.677                 92,934
                                                                     2007   1.054           1.068                781,291
                                                                     2006   1.002           1.054                873,317
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2012   0.966           1.088                 13,584
                                                                     2011   0.973           0.966                 14,052
                                                                     2010   0.871           0.973                 14,062
                                                                     2009   0.712           0.871                 26,019
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2012   1.150           1.250                102,308
                                                                     2011   1.152           1.150                 93,382
                                                                     2010   1.074           1.152                 97,799
                                                                     2009   0.930           1.074                134,232
                                                                     2008   1.226           0.930                306,439
                                                                     2007   1.205           1.226                298,755
                                                                     2006   1.134           1.205                285,177
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2012   1.212           1.380                121,441
                                                                     2011   1.231           1.212                148,225
                                                                     2010   1.132           1.231                158,510
                                                                     2009   0.959           1.132                202,736
                                                                     2008   1.457           0.959                128,160
                                                                     2007   1.386           1.457                171,501
                                                                     2006   1.261           1.386                172,731

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.869           1.028                344,541
                                                                        2011   0.972           0.869                371,687
                                                                        2010   0.859           0.972                365,128
                                                                        2009   0.629           0.859                394,022
                                                                        2008   1.085           0.629                398,615
                                                                        2007   1.045           1.085                882,712
                                                                        2006   0.996           1.045                937,141
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   0.983           1.139                  9,860
                                                                        2011   1.021           0.983                 10,769
                                                                        2010   0.896           1.021                 10,841
                                                                        2009   0.641           0.896                 11,377
                                                                        2008   1.133           0.641                 20,525
                                                                        2007   1.063           1.133                 17,099
                                                                        2006   0.998           1.063                 17,451
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.193           1.350                 52,762
                                                                        2011   1.205           1.193                 87,783
                                                                        2010   0.916           1.205                111,681
                                                                        2009   0.677           0.916                 88,307
                                                                        2008   1.036           0.677                101,167
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)...................................................... 2007   1.147           1.187                     --
                                                                        2006   1.085           1.147                147,898
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *.................................................... 2012   1.170           1.182                 27,791
                                                                        2011   1.134           1.170                 94,672
                                                                        2010   1.096           1.134                 91,023
                                                                        2009   1.074           1.096                127,573
                                                                        2008   1.103           1.074                 21,457
                                                                        2007   1.081           1.103                 29,540
                                                                        2006   1.050           1.081                 32,369
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.998           1.005                     --
                                                                        2005   0.994           0.998                461,847
                                                                        2004   1.000           0.994                122,820
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)........ 2006   1.097           1.156                     --
                                                                        2005   1.062           1.097                 13,937
                                                                        2004   1.000           1.062                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   1.046           1.064                     --
                                                                         2006   1.064           1.046                181,886
                                                                         2005   1.067           1.064                154,299
                                                                         2004   1.000           1.067                 45,572
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.150           1.185                     --
                                                                         2008   1.124           1.150                331,102
                                                                         2007   1.059           1.124                398,778
                                                                         2006   1.044           1.059                360,763
                                                                         2005   1.044           1.044                293,341
                                                                         2004   1.000           1.044                 68,820
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   1.583           1.709                     --
                                                                         2006   1.269           1.583                     --
                                                                         2005   1.159           1.269                     --
                                                                         2004   1.000           1.159                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)................. 2007   1.427           1.520                     --
                                                                         2006   1.246           1.427                384,859
                                                                         2005   1.193           1.246                102,196
                                                                         2004   1.000           1.193                 18,970
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................... 2006   1.119           1.189                     --
                                                                         2005   1.054           1.119                 20,086
                                                                         2004   1.000           1.054                  4,416
 Travelers Convertible Securities Subaccount (6/03)..................... 2006   1.021           1.085                     --
                                                                         2005   1.042           1.021                 16,276
                                                                         2004   1.000           1.042                     --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).................. 2006   1.228           1.338                     --
                                                                         2005   1.119           1.228                 22,597
                                                                         2004   1.000           1.119                     --
 Travelers Equity Income Subaccount (5/03).............................. 2006   1.124           1.178                     --
                                                                         2005   1.102           1.124                 88,576
                                                                         2004   1.000           1.102                  2,095
 Travelers Federated High Yield Subaccount (5/03)....................... 2006   1.079           1.104                     --
                                                                         2005   1.078           1.079                105,681
                                                                         2004   1.000           1.078                 18,452

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.110           1.146                     --
                                                                          2005   1.079           1.110                  4,249
                                                                          2004   1.000           1.079                  4,285
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.112           1.143                     --
                                                                          2005   1.048           1.112                 15,864
                                                                          2004   1.000           1.048                 10,882
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.094           1.161                     --
                                                                          2005   1.000           1.094                136,743
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.025           1.026                     --
                                                                          2005   1.000           1.025                564,583
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.062           1.097                     --
                                                                          2005   1.000           1.062                 86,003
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)....................................................... 2006   1.072           1.115                     --
                                                                          2005   1.000           1.072                753,723
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)....................................................... 2006   1.041           1.059                     --
                                                                          2005   1.000           1.041                 33,375
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.229           1.302                     --
                                                                          2005   1.124           1.229                314,464
                                                                          2004   1.000           1.124                     --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)................. 2006   1.080           1.140                     --
                                                                          2005   1.073           1.080                 41,239
                                                                          2004   1.000           1.073                     --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)................... 2006   1.101           1.134                     --
                                                                          2005   1.095           1.101                297,074
                                                                          2004   1.000           1.095                 10,404
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.170           1.261                     --
                                                                          2005   1.126           1.170                141,133
                                                                          2004   1.000           1.126                     --
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.224           1.402                     --
                                                                          2005   1.145           1.224                 57,153
                                                                          2004   1.000           1.145                  5,671

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.131           1.197                     --
                                                                          2005   1.093           1.131                 19,978
                                                                          2004   1.000           1.093                  3,277
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.045           1.097                     --
                                                                          2005   1.000           1.045                     --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.117           1.125                     --
                                                                          2005   1.103           1.117                294,318
                                                                          2004   1.000           1.103                 36,748
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.023           1.011                     --
                                                                          2005   1.031           1.023                 80,963
                                                                          2004   1.000           1.031                 16,224
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.093           1.138                     --
                                                                          2005   1.097           1.093                 11,831
                                                                          2004   1.000           1.097                     --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.101           1.264                     --
                                                                          2005   1.000           1.101                 14,717
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103           1.261                     --
                                                                          2005   1.000           1.103                  1,251
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.092           1.050                     --
                                                                          2005   1.072           1.092                 45,022
                                                                          2004   1.000           1.072                 24,703
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).................... 2009   0.778           0.753                     --
                                                                          2008   1.242           0.778                179,775
                                                                          2007   1.302           1.242                258,186
                                                                          2006   1.149           1.302                252,550
                                                                          2005   1.131           1.149                257,053
                                                                          2004   1.000           1.131                  4,747
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.695           0.710                     --
                                                                          2008   1.250           0.695                     --
                                                                          2007   1.139           1.250                     --
                                                                          2006   1.093           1.139                     --
                                                                          2005   1.037           1.093                     --
                                                                          2004   1.000           1.037                     --

                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.348           1.307                     --
                                                                        2005   1.204           1.348                  4,365
                                                                        2004   1.139           1.204                 10,470
                                                                        2003   1.000           1.139                  6,103
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2012   1.716           2.051                185,222
                                                                        2011   1.931           1.716                192,473
                                                                        2010   1.772           1.931                199,653
                                                                        2009   1.277           1.772                204,063
                                                                        2008   2.125           1.277                226,187
                                                                        2007   1.897           2.125                202,928
                                                                        2006   1.615           1.897                203,793
                                                                        2005   1.452           1.615                210,761
                                                                        2004   1.312           1.452                121,245
                                                                        2003   1.000           1.312                     --
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2012   1.471           1.691                403,274
                                                                        2011   1.576           1.471                452,529
                                                                        2010   1.361           1.576                472,370
                                                                        2009   1.001           1.361                404,448
                                                                        2008   1.832           1.001                433,792
                                                                        2007   1.673           1.832                625,129
                                                                        2006   1.556           1.673                614,733
                                                                        2005   1.373           1.556                664,324
                                                                        2004   1.251           1.373                521,083
                                                                        2003   1.000           1.251                 43,903
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2012   1.289           1.477                192,160
                                                                        2011   1.347           1.289                237,555
                                                                        2010   1.239           1.347                277,975
                                                                        2009   0.968           1.239                268,006
                                                                        2008   1.597           0.968                267,284
                                                                        2007   1.559           1.597                494,541
                                                                        2006   1.388           1.559                547,192
                                                                        2005   1.344           1.388                541,196
                                                                        2004   1.249           1.344                422,154
                                                                        2003   1.000           1.249                 43,571
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)...................................... 2006   1.625           1.603                     --
                                                                        2005   1.409           1.625                 47,279
                                                                        2004   1.209           1.409                 23,222
                                                                        2003   1.000           1.209                     --

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)........................ 2006   1.683
                                                                              2005   1.610
                                                                              2004   1.256
                                                                              2003   1.000
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................. 2008   1.441
                                                                              2007   1.379
                                                                              2006   1.214
                                                                              2005   1.193
                                                                              2004   1.164
                                                                              2003   1.000
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   1.256
                                                                              2007   1.448
                                                                              2006   1.430
                                                                              2005   1.386
                                                                              2004   1.276
                                                                              2003   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.290
                                                                              2005   1.200
                                                                              2004   1.078
                                                                              2003   1.000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 2006   1.287
                                                                              2005   1.198
                                                                              2004   1.071
                                                                              2003   1.000
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2012   1.563
                                                                              2011   1.648
                                                                              2010   1.445
                                                                              2009   1.094
                                                                              2008   1.957
                                                                              2007   1.711
                                                                              2006   1.574
                                                                              2005   1.384
                                                                              2004   1.232
                                                                              2003   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)........................ 2.177                     --
                                                                              1.683                166,130
                                                                              1.610                 83,323
                                                                              1.256                  2,444
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................. 1.375                     --
                                                                              1.441                    582
                                                                              1.379                    597
                                                                              1.214                    586
                                                                              1.193                    574
                                                                              1.164                     --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 1.182                     --
                                                                              1.256                 66,266
                                                                              1.448                 72,152
                                                                              1.430                 75,972
                                                                              1.386                 58,200
                                                                              1.276                 16,454
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 1.399                     --
                                                                              1.290                125,973
                                                                              1.200                 90,411
                                                                              1.078                     --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
 (1/04)...................................................................... 1.431                     --
                                                                              1.287                 72,459
                                                                              1.198                 57,729
                                                                              1.071                     --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 1.770                 32,135
                                                                              1.563                 39,013
                                                                              1.648                 40,823
                                                                              1.445                 27,527
                                                                              1.094                 41,767
                                                                              1.957                 45,843
                                                                              1.711                 56,414
                                                                              1.574                 65,739
                                                                              1.384                 35,402
                                                                              1.232                  8,342

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service
 Class 2) (7/03)........................................................ 2012   1.308           1.560                 12,437
                                                                         2011   1.379           1.308                 12,542
                                                                         2010   1.199           1.379                 12,529
                                                                         2009   0.905           1.199                 12,614
                                                                         2008   1.582           0.905                 12,574
                                                                         2007   1.520           1.582                 13,567
                                                                         2006   1.370           1.520                 13,719
                                                                         2005   1.164           1.370                 46,059
                                                                         2004   1.178           1.164                  5,607
                                                                         2003   1.000           1.178                     --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............... 2012   2.118           2.366                 74,031
                                                                         2011   2.436           2.118                 81,407
                                                                         2010   1.942           2.436                104,765
                                                                         2009   1.425           1.942                156,662
                                                                         2008   2.420           1.425                172,412
                                                                         2007   2.151           2.420                194,438
                                                                         2006   1.962           2.151                124,081
                                                                         2005   1.705           1.962                132,577
                                                                         2004   1.402           1.705                142,852
                                                                         2003   1.000           1.402                  8,057
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)............ 2006   1.421           1.641                     --
                                                                         2005   1.318           1.421                251,494
                                                                         2004   1.200           1.318                161,762
                                                                         2003   1.000           1.200                 52,522
 FTVIPT Templeton Developing Markets Securities Subaccount
 (Class 2) (6/03)....................................................... 2008   3.487           3.163                     --
                                                                         2007   2.776           3.487                 85,605
                                                                         2006   2.222           2.776                 92,669
                                                                         2005   1.788           2.222                 66,830
                                                                         2004   1.470           1.788                 40,489
                                                                         2003   1.000           1.470                     --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)........ 2012   1.578           1.819                109,579
                                                                         2011   1.810           1.578                162,436
                                                                         2010   1.712           1.810                142,996
                                                                         2009   1.281           1.712                159,291
                                                                         2008   2.203           1.281                129,454
                                                                         2007   1.957           2.203                262,279
                                                                         2006   1.652           1.957                303,076
                                                                         2005   1.537           1.652                162,941
                                                                         2004   1.330           1.537                137,393
                                                                         2003   1.104           1.330                 19,832

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).......... 2006   1.585           1.883                     --
                                                                          2005   1.493           1.585                146,752
                                                                          2004   1.319           1.493                 90,435
                                                                          2003   1.000           1.319                 12,853
High Yield Bond Trust
 High Yield Bond Trust (6/04)............................................ 2006   1.044           1.064                     --
                                                                          2005   1.056           1.044                 52,152
                                                                          2004   0.989           1.056                 18,681
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................. 2006   1.206           1.242                     --
                                                                          2005   1.149           1.206                  5,997
                                                                          2004   1.088           1.149                  6,000
                                                                          2003   1.000           1.088                  5,964
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)      2010   1.509           1.526                     --
                                                                          2009   1.232           1.509                     --
                                                                          2008   1.779           1.232                     --
                                                                          2007   1.499           1.779                     --
                                                                          2006   1.446           1.499                     --
                                                                          2005   1.319           1.446                  2,975
                                                                          2004   1.184           1.319                  2,832
                                                                          2003   1.000           1.184                     --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)........ 2011   1.861           1.986                     --
                                                                          2010   1.534           1.861                     --
                                                                          2009   1.002           1.534                     --
                                                                          2008   1.835           1.002                     --
                                                                          2007   1.546           1.835                  2,168
                                                                          2006   1.470           1.546                     --
                                                                          2005   1.351           1.470                     --
                                                                          2004   1.377           1.351                     --
                                                                          2003   1.000           1.377                     --
 Janus Aspen Worldwide Subaccount (Service Shares) (6/03)................ 2008   1.604           0.864                     --
                                                                          2007   1.504           1.604                     --
                                                                          2006   1.308           1.504                  8,874
                                                                          2005   1.270           1.308                     --
                                                                          2004   1.246           1.270                     --
                                                                          2003   1.000           1.246                     --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)........................... 2006   1.507           1.678                     --
                                                                          2005   1.486           1.507                237,758
                                                                          2004   1.326           1.486                196,058
                                                                          2003   1.000           1.326                 11,508

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.425           1.649                 79,707
                                                                  2011   1.425           1.425                 81,132
                                                                  2010   1.169           1.425                 80,241
                                                                  2009   0.891           1.169                 72,218
                                                                  2008   1.533           0.891                 98,995
                                                                  2007   1.599           1.533                142,582
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I)
 (4/07).......................................................... 2012   1.374           1.554                     --
                                                                  2011   1.373           1.374                     --
                                                                  2010   1.250           1.373                     --
                                                                  2009   1.049           1.250                     --
                                                                  2008   1.522           1.049                     --
                                                                  2007   1.480           1.522                     --
 LMPVET ClearBridge Variable Fundamental All Cap Value
 Subaccount (Class I) (4/07)..................................... 2012   1.289           1.445                257,503
                                                                  2011   1.409           1.289                259,821
                                                                  2010   1.239           1.409                 26,289
                                                                  2009   0.982           1.239                 25,930
                                                                  2008   1.587           0.982                 16,093
                                                                  2007   1.668           1.587                 63,740
 LMPVET ClearBridge Variable Large Cap Growth Subaccount
 (Class I) (4/07)................................................ 2012   1.203           1.412                  3,336
                                                                  2011   1.241           1.203                  3,732
                                                                  2010   1.159           1.241                  4,565
                                                                  2009   0.835           1.159                  5,045
                                                                  2008   1.365           0.835                  5,048
                                                                  2007   1.371           1.365                 41,962
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I)
 (6/03).......................................................... 2012   1.379           1.567                  6,739
                                                                  2011   1.347           1.379                  7,140
                                                                  2010   1.262           1.347                  7,476
                                                                  2009   1.039           1.262                  7,755
                                                                  2008   1.655           1.039                 21,864
                                                                  2007   1.633           1.655                 38,071
                                                                  2006   1.416           1.633                 38,725
                                                                  2005   1.363           1.416                 38,605
                                                                  2004   1.266           1.363                 21,842
                                                                  2003   1.000           1.266                  5,804

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount
 (Class I) (6/03)............................................... 2012   1.872           2.180                 11,500
                                                                 2011   1.893           1.872                 18,741
                                                                 2010   1.551           1.893                 20,925
                                                                 2009   1.114           1.551                 24,054
                                                                 2008   1.926           1.114                 26,679
                                                                 2007   1.795           1.926                 26,547
                                                                 2006   1.632           1.795                 27,742
                                                                 2005   1.595           1.632                 30,111
                                                                 2004   1.421           1.595                 15,641
                                                                 2003   1.000           1.421                     --
 LMPVET Equity Index Subaccount (Class II) (5/03)............... 2009   0.922           0.895                     --
                                                                 2008   1.513           0.922                168,076
                                                                 2007   1.478           1.513                209,871
                                                                 2006   1.317           1.478                221,503
                                                                 2005   1.295           1.317                265,824
                                                                 2004   1.204           1.295                261,946
                                                                 2003   1.000           1.204                 10,053
 LMPVET Investment Counsel Variable Social Awareness Subaccount
 (5/04)......................................................... 2012   1.121           1.210                    826
                                                                 2011   1.149           1.121                    945
                                                                 2010   1.051           1.149                  1,047
                                                                 2009   0.877           1.051                  1,063
                                                                 2008   1.202           0.877                  1,014
                                                                 2007   1.112           1.202                  2,875
                                                                 2006   1.058           1.112                  2,681
                                                                 2005   1.039           1.058                  2,670
                                                                 2004   0.945           1.039                    437
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
 (11/03)........................................................ 2011   0.923           0.910                     --
                                                                 2010   0.867           0.923                 33,975
                                                                 2009   0.757           0.867                 35,995
                                                                 2008   0.985           0.757                 36,025
                                                                 2007   0.996           0.985                 45,684
                                                                 2006   0.981           0.996                 46,403
                                                                 2005   0.983           0.981                 60,512
                                                                 2004   0.996           0.983                 39,548
                                                                 2003   1.000           0.996                     --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)........................ 2007   1.608           1.683                     --
                                                                    2006   1.396           1.608                 62,018
                                                                    2005   1.376           1.396                 66,895
                                                                    2004   1.302           1.376                 34,398
                                                                    2003   1.000           1.302                  5,619
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............... 2007   1.330           1.381                     --
                                                                    2006   1.308           1.330                 49,680
                                                                    2005   1.274           1.308                 46,771
                                                                    2004   1.300           1.274                 19,231
                                                                    2003   1.000           1.300                  5,029
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)............. 2007   1.563           1.614                     --
                                                                    2006   1.443           1.563                162,996
                                                                    2005   1.347           1.443                156,558
                                                                    2004   1.265           1.347                 89,830
                                                                    2003   1.000           1.265                  9,392
 LMPVPII Growth and Income Subaccount (Class I) (7/03)............. 2007   1.430           1.489                     --
                                                                    2006   1.304           1.430                 10,519
                                                                    2005   1.291           1.304                 10,519
                                                                    2004   1.221           1.291                 10,519
                                                                    2003   1.000           1.221                     --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)........ 2007   1.563           1.620                     --
                                                                    2006   1.367           1.563                119,325
                                                                    2005   1.357           1.367                134,532
                                                                    2004   1.235           1.357                 94,812
                                                                    2003   1.000           1.235                  4,584
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............ 2007   1.748           1.921                     --
                                                                    2006   1.597           1.748                164,293
                                                                    2005   1.513           1.597                233,865
                                                                    2004   1.250           1.513                181,375
                                                                    2003   1.000           1.250                 11,714
Managed Assets Trust
 Managed Assets Trust (5/04)....................................... 2006   1.068           1.099                     --
                                                                    2005   1.054           1.068                152,865
                                                                    2004   0.981           1.054                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............ 2008   1.715           1.648                     --
                                                                         2007   1.658           1.715                 37,257
                                                                         2006   1.752           1.658                 39,756
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................ 2012   1.537           1.753                 94,568
                                                                         2011   1.536           1.537                113,334
                                                                         2010   1.355           1.536                111,631
                                                                         2009   0.943           1.355                111,636
                                                                         2008   1.274           0.943                160,665
                                                                         2007   1.271           1.274                290,661
                                                                         2006   1.213           1.271                247,785
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).............. 2007   1.589           1.661                     --
                                                                         2006   1.509           1.589                112,764
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.258           1.393                143,058
                                                                         2011   1.287           1.258                149,076
                                                                         2010   1.172           1.287                155,743
                                                                         2009   1.008           1.172                162,392
                                                                         2008   1.649           1.008                170,327
                                                                         2007   1.647           1.649                109,978
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.793           0.977                 51,659
                                                                         2011   0.858           0.793                 58,125
                                                                         2010   0.757           0.858                 54,595
                                                                         2009   0.574           0.757                160,729
                                                                         2008   1.008           0.574                164,211
                                                                         2007   1.213           1.008                277,823
                                                                         2006   1.003           1.213                264,390
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................ 2012   1.210           1.365                     --
                                                                         2011   1.380           1.210                     --
                                                                         2010   1.184           1.380                     --
                                                                         2009   0.940           1.184                     --
                                                                         2008   1.289           0.940                     --
                                                                         2007   1.335           1.289                     --
                                                                         2006   1.260           1.335                     --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.540           1.944                124,832
                                                                         2011   1.836           1.540                136,678
                                                                         2010   1.613           1.836                132,957
                                                                         2009   1.064           1.613                 50,307
                                                                         2008   1.840           1.064                 67,480
                                                                         2007   1.903           1.840                 51,479
                                                                         2006   1.738           1.903                 52,793

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............ 2012   1.266           1.463                     --
                                                                       2011   1.309           1.266                     --
                                                                       2010   1.061           1.309                     --
                                                                       2009   0.811           1.061                     --
                                                                       2008   1.354           0.811                     --
                                                                       2007   1.246           1.354                     --
                                                                       2006   1.263           1.246                     --
 MIST Janus Forty Subaccount (Class A) (4/06)......................... 2012   1.592           1.906                 46,950
                                                                       2011   1.761           1.592                 48,634
                                                                       2010   1.646           1.761                 50,622
                                                                       2009   1.178           1.646                108,960
                                                                       2008   2.078           1.178                 92,366
                                                                       2007   1.633           2.078                 32,608
                                                                       2006   1.603           1.633                 49,606
 MIST Legg Mason Partners Managed Assets Subaccount (Class A)
 (4/06)............................................................... 2009   0.873           0.861                     --
                                                                       2008   1.197           0.873                152,865
                                                                       2007   1.154           1.197                152,865
                                                                       2006   1.099           1.154                152,865
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).......... 2012   1.594           1.759                 52,439
                                                                       2011   1.559           1.594                 55,307
                                                                       2010   1.412           1.559                 58,058
                                                                       2009   1.056           1.412                 70,689
                                                                       2008   1.327           1.056                 96,180
                                                                       2007   1.273           1.327                144,999
                                                                       2006   1.222           1.273                148,242
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (5/06) *......... 2012   0.886           0.991                 69,728
                                                                       2011   0.943           0.886                 80,517
                                                                       2010   0.770           0.943                 89,131
                                                                       2009   0.624           0.770                 87,962
                                                                       2008   1.045           0.624                119,874
                                                                       2007   1.065           1.045                254,850
                                                                       2006   0.964           1.065                     --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........ 2009   0.854           0.809                     --
                                                                       2008   1.527           0.854                  5,383
                                                                       2007   1.399           1.527                 42,097
                                                                       2006   1.425           1.399                 55,671
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)......... 2012   0.817           0.930                     --
                                                                       2011   0.961           0.817                     --

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)..... 2012   2.272
                                                                            2011   2.866
                                                                            2010   2.376
                                                                            2009   1.442
                                                                            2008   3.167
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *.... 2012   1.519
                                                                            2011   1.744
                                                                            2010   1.605
                                                                            2009   1.251
                                                                            2008   2.226
                                                                            2007   2.132
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2012   1.538
                                                                            2011   1.662
                                                                            2010   1.383
                                                                            2009   1.034
                                                                            2008   1.645
 MIST MLA Mid Cap Subaccount (Class B) (4/07).............................. 2012   0.977
                                                                            2011   1.057
                                                                            2010   0.882
                                                                            2009   0.662
                                                                            2008   1.099
                                                                            2007   1.248
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *          2012   1.398
                                                                            2011   1.286
                                                                            2010   1.221
                                                                            2009   1.058
                                                                            2008   1.161
                                                                            2007   1.103
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2012   1.372
                                                                            2011   1.364
                                                                            2010   1.293
                                                                            2009   1.167
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2012   1.283
                                                                            2011   1.378
                                                                            2010   1.216
                                                                            2009   1.006
                                                                            2008   1.536
                                                                            2007   1.500
                                                                            2006   1.403



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)..... 2.635                 22,951
                                                                            2.272                 21,523
                                                                            2.866                 21,315
                                                                            2.376                 31,735
                                                                            1.442                 33,162
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *.... 1.729                 28,517
                                                                            1.519                 31,274
                                                                            1.744                 81,624
                                                                            1.605                160,878
                                                                            1.251                112,208
                                                                            2.226                  5,549
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 1.584                     --
                                                                            1.538                     --
                                                                            1.662                     --
                                                                            1.383                     --
                                                                            1.034                  5,969
 MIST MLA Mid Cap Subaccount (Class B) (4/07).............................. 1.003                346,323
                                                                            0.977                343,251
                                                                            1.057                341,884
                                                                            0.882                360,279
                                                                            0.662                353,144
                                                                            1.099                     --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *          1.491                 62,982
                                                                            1.398                 60,992
                                                                            1.286                 49,179
                                                                            1.221                 34,481
                                                                            1.058                 55,607
                                                                            1.161                137,932
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 1.462                719,832
                                                                            1.372                665,578
                                                                            1.364                530,733
                                                                            1.293                520,566
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 1.383                     --
                                                                            1.283                     --
                                                                            1.378                     --
                                                                            1.216                     --
                                                                            1.006                  4,831
                                                                            1.536                 15,040
                                                                            1.500                 32,427

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.147           1.262                     --
                                                                          2006   1.096           1.147                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2012   1.470           1.600                 75,634
                                                                          2011   1.454           1.470                 92,448
                                                                          2010   1.329           1.454                 95,487
                                                                          2009   1.024           1.329                 87,391
                                                                          2008   1.176           1.024                 95,567
                                                                          2007   1.131           1.176                 30,549
                                                                          2006   1.098           1.131                 31,271
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   1.589           1.738                    846
                                                                          2011   1.978           1.589                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.833           0.958                226,310
                                                                          2011   0.890           0.833                249,991
                                                                          2010   0.780           0.890                254,469
                                                                          2009   0.675           0.780                275,312
                                                                          2008   1.086           0.675                322,777
                                                                          2007   1.071           1.086                485,112
                                                                          2006   1.001           1.071                370,933
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2012   0.847           0.975                 84,152
                                                                          2011   0.955           0.847                 87,625
                                                                          2010   0.816           0.955                 96,299
                                                                          2009   0.662           0.816                158,379
                                                                          2008   0.967           0.662                152,200
                                                                          2007   1.023           0.967                379,616
                                                                          2006   1.003           1.023                348,723
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.314           1.518                 14,105
                                                                          2011   1.367           1.314                 15,526
                                                                          2010   1.220           1.367                 12,037
                                                                          2009   0.983           1.220                 12,355
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   1.400           1.514                  9,849
                                                                          2011   1.482           1.400                 10,073
                                                                          2010   1.319           1.482                 10,245
                                                                          2009   0.906           1.319                 10,448
                                                                          2008   1.713           0.906                 10,397
                                                                          2007   1.459           1.713                 22,150
                                                                          2006   1.503           1.459                 21,547

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)......... 2012   1.177           1.234                  86,652
                                                                2011   1.132           1.177                 107,103
                                                                2010   1.071           1.132                 108,189
                                                                2009   1.003           1.071                  86,919
                                                                2008   1.065           1.003                 125,253
                                                                2007   1.028           1.065                 146,957
                                                                2006   0.995           1.028                 148,153
 MSF BlackRock Diversified Subaccount (Class A) (5/09)......... 2012   1.091           1.196                 152,865
                                                                2011   1.078           1.091                 152,865
                                                                2010   1.008           1.078                 152,865
                                                                2009   0.874           1.008                 152,865
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A)
 (5/09)........................................................ 2012   1.020           1.138                  12,754
                                                                2011   1.149           1.020                  15,228
                                                                2010   0.983           1.149                  25,717
                                                                2009   0.785           0.983                  49,793
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........ 2012   0.956           0.933                 518,264
                                                                2011   0.980           0.956               1,098,230
                                                                2010   1.005           0.980               1,480,833
                                                                2009   1.026           1.005               2,374,369
                                                                2008   1.023           1.026               1,756,078
                                                                2007   0.999           1.023               1,507,902
                                                                2006   0.982           0.999                 325,640
 MSF Davis Venture Value Subaccount (Class A) (4/08)........... 2012   1.106           1.217                  59,134
                                                                2011   1.182           1.106                  61,432
                                                                2010   1.082           1.182                  63,943
                                                                2009   0.840           1.082                  45,374
                                                                2008   1.370           0.840                  37,568
 MSF FI Large Cap Subaccount (Class A) (4/06).................. 2009   0.735           0.764                      --
                                                                2008   1.365           0.735                  53,517
                                                                2007   1.347           1.365                  15,057
                                                                2006   1.337           1.347                  25,678
 MSF FI Value Leaders Subaccount (Class D) (4/06).............. 2012   1.047           1.181                 339,569
                                                                2011   1.145           1.047                 359,085
                                                                2010   1.026           1.145                 381,257
                                                                2009   0.864           1.026                 415,153
                                                                2008   1.453           0.864                 411,953
                                                                2007   1.432           1.453                 417,281
                                                                2006   1.404           1.432                 361,693

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).......... 2011   0.892           0.964                     --
                                                                         2010   0.790           0.892                     --
                                                                         2009   0.616           0.790                     --
                                                                         2008   1.061           0.616                     --
                                                                         2007   1.054           1.061                     --
                                                                         2006   1.002           1.054                     --
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)........ 2012   1.132           1.205                273,090
                                                                         2011   1.124           1.132                281,441
                                                                         2010   1.047           1.124                230,747
                                                                         2009   0.891           1.047                191,838
                                                                         2008   1.067           0.891                146,529
                                                                         2007   1.036           1.067                133,574
                                                                         2006   1.001           1.036                133,574
 MSF MetLife Conservative to Moderate Allocation Subaccount
 (Class B) (4/06)....................................................... 2012   1.054           1.146                 77,037
                                                                         2011   1.069           1.054                  5,005
                                                                         2010   0.983           1.069                 14,482
                                                                         2009   0.815           0.983                 11,002
                                                                         2008   1.066           0.815                 13,826
                                                                         2007   1.043           1.066                     --
                                                                         2006   1.002           1.043                     --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)............ 2012   0.973           1.074                104,990
                                                                         2011   1.011           0.973                 32,692
                                                                         2010   0.916           1.011                 17,804
                                                                         2009   0.742           0.916                 17,938
                                                                         2008   1.067           0.742                 27,996
                                                                         2007   1.048           1.067                 26,855
                                                                         2006   1.002           1.048                 26,893
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
 (4/06)................................................................. 2012   0.892           1.004                     --
                                                                         2011   0.950           0.892                     --
                                                                         2010   0.850           0.950                 33,517
                                                                         2009   0.675           0.850                 33,566
                                                                         2008   1.066           0.675                 33,616
                                                                         2007   1.053           1.066                 33,659
                                                                         2006   1.002           1.053                 33,696
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................... 2012   0.960           1.080                243,263
                                                                         2011   0.968           0.960                264,789
                                                                         2010   0.867           0.968                258,672
                                                                         2009   0.709           0.867                242,469

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2012   1.268           1.377                172,963
                                                                        2011   1.272           1.268                192,928
                                                                        2010   1.187           1.272                198,092
                                                                        2009   1.028           1.187                158,490
                                                                        2008   1.357           1.028                147,867
                                                                        2007   1.336           1.357                250,436
                                                                        2006   1.257           1.336                268,549
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2012   1.181           1.343                150,816
                                                                        2011   1.200           1.181                167,097
                                                                        2010   1.105           1.200                176,299
                                                                        2009   0.937           1.105                113,444
                                                                        2008   1.425           0.937                 75,450
                                                                        2007   1.357           1.425                 91,155
                                                                        2006   1.236           1.357                107,603
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *........... 2012   0.864           1.021                194,610
                                                                        2011   0.968           0.864                219,312
                                                                        2010   0.856           0.968                218,946
                                                                        2009   0.628           0.856                220,935
                                                                        2008   1.083           0.628                260,647
                                                                        2007   1.045           1.083                378,012
                                                                        2006   0.996           1.045                400,642
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2012   0.978           1.131                  5,149
                                                                        2011   1.016           0.978                  5,242
                                                                        2010   0.892           1.016                  5,556
                                                                        2009   0.640           0.892                 79,085
                                                                        2008   1.131           0.640                 42,962
                                                                        2007   1.062           1.131                  5,856
                                                                        2006   0.998           1.062                 28,465
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.337           1.511                 36,551
                                                                        2011   1.351           1.337                 47,638
                                                                        2010   1.029           1.351                 50,562
                                                                        2009   0.761           1.029                 52,869
                                                                        2008   1.165           0.761                 55,846
 MSF Western Asset Management High Yield Bond Subaccount
 (Class A) (4/06)...................................................... 2007   1.124           1.163                     --
                                                                        2006   1.064           1.124                 49,479

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF Western Asset Management U.S. Government Subaccount
 (Class A) (4/06) *..................................................... 2012   1.127           1.138                     --
                                                                         2011   1.093           1.127                     --
                                                                         2010   1.058           1.093                     --
                                                                         2009   1.038           1.058                     --
                                                                         2008   1.067           1.038                 18,687
                                                                         2007   1.046           1.067                 36,909
                                                                         2006   1.017           1.046                 39,131
Money Market Portfolio
 Money Market Subaccount (5/03)......................................... 2006   0.977           0.982                     --
                                                                         2005   0.973           0.977                427,636
                                                                         2004   0.988           0.973                519,442
                                                                         2003   1.000           0.988                 12,446
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)......... 2006   1.079           1.137                     --
                                                                         2005   1.046           1.079                  4,394
                                                                         2004   0.991           1.046                  4,397
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)......... 2007   1.080           1.099                     --
                                                                         2006   1.100           1.080                145,608
                                                                         2005   1.105           1.100                155,445
                                                                         2004   1.040           1.105                 58,433
                                                                         2003   1.000           1.040                     --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........ 2009   1.130           1.164                     --
                                                                         2008   1.105           1.130                525,364
                                                                         2007   1.042           1.105                207,715
                                                                         2006   1.029           1.042                222,385
                                                                         2005   1.030           1.029                230,687
                                                                         2004   1.007           1.030                177,219
                                                                         2003   1.000           1.007                 44,382
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............ 2007   1.986           2.143                     --
                                                                         2006   1.594           1.986                  3,383
                                                                         2005   1.457           1.594                     --
                                                                         2004   1.285           1.457                     --
                                                                         2003   1.000           1.285                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)................. 2007   2.089           2.224                     --
                                                                         2006   1.826           2.089                 16,766
                                                                         2005   1.749           1.826                 13,717
                                                                         2004   1.421           1.749                 21,067
                                                                         2003   1.000           1.421                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03).................... 2006   1.342           1.425                     --
                                                                          2005   1.265           1.342                 57,526
                                                                          2004   1.218           1.265                 35,130
                                                                          2003   1.000           1.218                  5,362
 Travelers Convertible Securities Subaccount (6/03)...................... 2006   1.150           1.222                     --
                                                                          2005   1.175           1.150                173,605
                                                                          2004   1.134           1.175                100,202
                                                                          2003   1.000           1.134                 31,053
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)................... 2006   1.608           1.752                     --
                                                                          2005   1.467           1.608                 42,754
                                                                          2004   1.291           1.467                 19,691
                                                                          2003   1.000           1.291                     --
 Travelers Equity Income Subaccount (5/03)............................... 2006   1.340           1.404                     --
                                                                          2005   1.315           1.340                385,079
                                                                          2004   1.227           1.315                420,661
                                                                          2003   1.000           1.227                     --
 Travelers Federated High Yield Subaccount (5/03)........................ 2006   1.186           1.213                     --
                                                                          2005   1.186           1.186                240,860
                                                                          2004   1.102           1.186                 80,804
                                                                          2003   1.000           1.102                     --
 Travelers Federated Stock Subaccount (6/03)............................. 2006   1.377           1.422                     --
                                                                          2005   1.341           1.377                     --
                                                                          2004   1.243           1.341                  5,987
                                                                          2003   1.000           1.243                  5,991
 Travelers Large Cap Subaccount (6/03)................................... 2006   1.301           1.337                     --
                                                                          2005   1.227           1.301                 24,312
                                                                          2004   1.181           1.227                 10,898
                                                                          2003   1.000           1.181                     --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)....... 2006   1.094           1.160                     --
                                                                          2005   1.000           1.094                     --
 Travelers Managed Allocation Series: Conservative Subaccount
 (5/05).................................................................. 2006   1.025           1.025                     --
                                                                          2005   1.000           1.025                     --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)......... 2006   1.061           1.096                     --
                                                                          2005   1.000           1.061                     --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Managed Allocation Series: Moderate-Aggressive
 Subaccount (5/05)............................................... 2006   1.071           1.114                     --
                                                                  2005   1.000           1.071                 30,333
 Travelers Managed Allocation Series: Moderate-Conservative
 Subaccount (5/05)............................................... 2006   1.041           1.058                     --
                                                                  2005   1.000           1.041                     --
 Travelers Mercury Large Cap Core Subaccount (6/03).............. 2006   1.426           1.509                     --
                                                                  2005   1.304           1.426                114,518
                                                                  2004   1.154           1.304                 86,722
                                                                  2003   1.000           1.154                     --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)......... 2006   1.425           1.503                     --
                                                                  2005   1.418           1.425                 21,437
                                                                  2004   1.274           1.418                 15,159
                                                                  2003   1.000           1.274                  5,805
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)........... 2006   1.222           1.257                     --
                                                                  2005   1.217           1.222                276,336
                                                                  2004   1.119           1.217                204,411
                                                                  2003   1.000           1.119                 14,792
 Travelers MFS(Reg. TM) Value Subaccount (5/04).................. 2006   1.147           1.236                     --
                                                                  2005   1.104           1.147                109,504
                                                                  2004   0.961           1.104                 40,039
 Travelers Mondrian International Stock Subaccount (6/03)........ 2006   1.517           1.738                     --
                                                                  2005   1.420           1.517                 55,914
                                                                  2004   1.258           1.420                 25,220
                                                                  2003   1.000           1.258                     --
 Travelers Pioneer Fund Subaccount (6/03)........................ 2006   1.327           1.403                     --
                                                                  2005   1.283           1.327                 32,382
                                                                  2004   1.184           1.283                 20,092
                                                                  2003   1.000           1.184                  4,732
 Travelers Pioneer Mid Cap Value Subaccount (5/05)............... 2006   1.045           1.096                     --
                                                                  2005   1.000           1.045                     --
 Travelers Pioneer Strategic Income Subaccount (5/04)............ 2006   1.091           1.098                     --
                                                                  2005   1.079           1.091                 32,031
                                                                  2004   0.970           1.079                 14,580
 Travelers Quality Bond Subaccount (5/03)........................ 2006   1.008           0.995                     --
                                                                  2005   1.016           1.008                155,175
                                                                  2004   1.009           1.016                105,941
                                                                  2003   1.000           1.009                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.306           1.359                    --
                                                                          2005   1.313           1.306                 1,234
                                                                          2004   1.221           1.313                 1,170
                                                                          2003   1.000           1.221                    --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.101           1.263                    --
                                                                          2005   1.000           1.101                    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.102           1.260                    --
                                                                          2005   1.000           1.102                    --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.058           1.017                    --
                                                                          2005   1.040           1.058                48,194
                                                                          2004   0.979           1.040                 6,020
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (6/03).................... 2009   0.984           0.951                    --
                                                                          2008   1.571           0.984                11,964
                                                                          2007   1.649           1.571                39,186
                                                                          2006   1.457           1.649                44,172
                                                                          2005   1.435           1.457                41,776
                                                                          2004   1.253           1.435                47,949
                                                                          2003   1.000           1.253                 5,339
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.797           0.815                    --
                                                                          2008   1.436           0.797                 2,786
                                                                          2007   1.309           1.436                 2,787
                                                                          2006   1.257           1.309                 2,789
                                                                          2005   1.195           1.257                 2,790
                                                                          2004   1.180           1.195                 2,792
                                                                          2003   1.000           1.180                 2,775

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                            Scudder Advocate Reward
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................. 2012   1.960           1.996                 93,590
                                                                      2011   1.712           1.960                129,091
                                                                      2010   1.638           1.712                151,351
                                                                      2009   1.450           1.638                251,999
                                                                      2008   2.180           1.450                324,056
                                                                      2007   1.838           2.180                358,482
                                                                      2006   1.490           1.838                347,514
                                                                      2005   1.297           1.490                270,209
                                                                      2004   1.068           1.297                 35,539
                                                                      2003   1.000           1.068                  7,638
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................. 2006   1.160           1.166                     --
                                                                      2005   1.091           1.160                425,221
                                                                      2004   1.064           1.091                316,721
                                                                      2003   1.000           1.064                  9,834
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2012   1.781           2.064                168,983
                                                                      2011   1.823           1.781                246,893
                                                                      2010   1.632           1.823                349,797
                                                                      2009   1.102           1.632                465,847
                                                                      2008   2.047           1.102                549,823
                                                                      2007   1.563           2.047                627,520
                                                                      2006   1.337           1.563                407,429
                                                                      2005   1.191           1.337                241,137
                                                                      2004   1.123           1.191                111,360
                                                                      2003   1.000           1.123                 12,237
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)........ 2009   0.903           1.160                     --
                                                                      2008   1.726           0.903                 79,119
                                                                      2007   1.828           1.726                 74,858
                                                                      2006   1.642           1.828                 81,586
                                                                      2005   1.438           1.642                 63,239
                                                                      2004   1.240           1.438                 48,868
                                                                      2003   1.000           1.240                  6,382

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Credit Suisse International Equity Flex III Subaccount (12/09)......... 2012   1.076           1.076                      --
                                                                         2011   1.292           1.076                      --
                                                                         2010   1.171           1.292                 102,708
                                                                         2009   1.168           1.171                  70,276
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................. 2007   2.659           2.785                      --
                                                                         2006   2.041           2.659                 494,866
                                                                         2005   1.623           2.041                 424,756
                                                                         2004   1.321           1.623                 151,468
                                                                         2003   1.000           1.321                   6,207
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)................ 2008   1.489           1.461                      --
                                                                         2007   1.494           1.489                 701,332
                                                                         2006   1.411           1.494               1,054,800
                                                                         2005   1.318           1.411                 959,063
                                                                         2004   1.173           1.318                 654,169
                                                                         2003   1.000           1.173                 130,808
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.270           1.394                  71,825
                                                                         2011   1.283           1.270                  71,848
                                                                         2010   1.139           1.283                  71,875
                                                                         2009   0.868           1.139                  71,904
                                                                         2008   1.350           0.868                  80,810
                                                                         2007   1.278           1.350                  43,725
                                                                         2006   1.193           1.278                  54,056
                                                                         2005   1.174           1.193                  53,735
                                                                         2004   1.127           1.174                  19,256
                                                                         2003   1.000           1.127                  59,530
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.175           1.118                      --
                                                                         2007   1.140           1.175                 560,444
                                                                         2006   1.007           1.140                 592,427
                                                                         2005   1.000           1.007                 609,125
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   2.210           1.818                 428,110
                                                                         2006   1.639           2.210                 711,238
                                                                         2005   1.498           1.639                 759,684
                                                                         2004   1.165           1.498                 441,155
                                                                         2003   1.000           1.165                 112,271

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------- ------ --------------- --------------- ----------------
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)........................ 2008   1.043           1.014                      --
                                                              2007   1.022           1.043                 103,435
                                                              2006   0.996           1.022                  12,397
                                                              2005   1.000           0.996                   4,140
 DWS Global Opportunities Subaccount (Class B) (7/03)........ 2010   1.609           1.726                      --
                                                              2009   1.109           1.609                 232,253
                                                              2008   2.262           1.109                 287,834
                                                              2007   2.113           2.262                 360,235
                                                              2006   1.763           2.113                 355,577
                                                              2005   1.519           1.763                 336,204
                                                              2004   1.255           1.519                 183,911
                                                              2003   1.000           1.255                     823
 DWS Growth & Income Subaccount (Class B) (6/03)............. 2008   1.401           1.315                      --
                                                              2007   1.411           1.401                 448,543
                                                              2006   1.267           1.411                 485,254
                                                              2005   1.219           1.267                 453,897
                                                              2004   1.129           1.219                 265,519
                                                              2003   1.000           1.129                  44,529
 DWS Health Care VIP Subaccount (Class B) (6/03)............. 2011   1.411           1.586                      --
                                                              2010   1.333           1.411                 172,109
                                                              2009   1.113           1.333                 174,959
                                                              2008   1.480           1.113                 444,958
                                                              2007   1.333           1.480                 387,365
                                                              2006   1.282           1.333                 384,475
                                                              2005   1.207           1.282                 365,938
                                                              2004   1.125           1.207                 224,931
                                                              2003   1.000           1.125                   3,171
 DWS I Capital Growth Subaccount (Class B) (7/03)............ 2012   1.292           1.468                 803,130
                                                              2011   1.380           1.292                 803,859
                                                              2010   1.206           1.380                 636,511
                                                              2009   0.970           1.206                 818,275
                                                              2008   1.477           0.970               1,207,246
                                                              2007   1.340           1.477               1,370,698
                                                              2006   1.260           1.340               1,446,302
                                                              2005   1.181           1.260                 503,776
                                                              2004   1.117           1.181                  90,670
                                                              2003   1.000           1.117                  14,597

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS International Subaccount (Class B) (7/03).................. 2008   2.137           2.045                      --
                                                                 2007   1.902           2.137                 579,903
                                                                 2006   1.542           1.902                 601,176
                                                                 2005   1.356           1.542                 459,260
                                                                 2004   1.186           1.356                 230,955
                                                                 2003   1.000           1.186                   9,070
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................. 2006   1.436           1.584                      --
                                                                 2005   1.290           1.436                  47,564
                                                                 2004   1.177           1.290                   8,275
                                                                 2003   1.000           1.177                  85,792
 DWS Balanced Subaccount (Class B) (7/03)....................... 2008   1.261           1.226                      --
                                                                 2007   1.228           1.261                 414,398
                                                                 2006   1.137           1.228                 444,758
                                                                 2005   1.113           1.137                 456,852
                                                                 2004   1.065           1.113                 193,582
                                                                 2003   1.000           1.065                   5,512
 DWS Blue Chip Subaccount (Class B) (6/03)...................... 2008   1.628           1.525                      --
                                                                 2007   1.606           1.628                 644,194
                                                                 2006   1.418           1.606                 758,864
                                                                 2005   1.315           1.418                 653,746
                                                                 2004   1.157           1.315                 288,150
                                                                 2003   1.000           1.157                   9,007
 DWS Conservative Allocation Subaccount (Class B) (8/04)........ 2009   0.907           0.914                      --
                                                                 2008   1.197           0.907                 967,483
                                                                 2007   1.163           1.197               1,147,930
                                                                 2006   1.087           1.163               1,216,233
                                                                 2005   1.059           1.087                 790,500
                                                                 2004   1.003           1.059                 527,935
 DWS Core Fixed Income Subaccount (Class B) (6/03).............. 2008   1.057           1.019                      --
                                                                 2007   1.036           1.057               1,062,037
                                                                 2006   1.014           1.036                 941,396
                                                                 2005   1.013           1.014               1,163,620
                                                                 2004   0.990           1.013                 737,902
                                                                 2003   1.000           0.990                  48,348
 DWS Davis Venture Value Subaccount (Class B) (7/03)............ 2008   1.570           1.521                      --
                                                                 2007   1.533           1.570               1,452,009
                                                                 2006   1.364           1.533               1,420,588
                                                                 2005   1.270           1.364               1,536,278
                                                                 2004   1.160           1.270               1,028,966
                                                                 2003   1.000           1.160                  70,697

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Dreman Financial Services Subaccount (Class B) (7/03)............ 2006   1.213           1.270                      --
                                                                       2005   1.240           1.213                 308,745
                                                                       2004   1.131           1.240                 233,747
                                                                       2003   1.000           1.131                  18,862
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)............ 2008   1.536           1.464                      --
                                                                       2007   1.598           1.536               1,837,451
                                                                       2006   1.375           1.598               2,006,875
                                                                       2005   1.301           1.375               1,669,361
                                                                       2004   1.164           1.301               1,092,256
                                                                       2003   1.000           1.164                  34,775
 DWS Foreign Value Subaccount (Class B) (11/04)....................... 2006   1.133           1.361                      --
                                                                       2005   1.054           1.133                 233,036
                                                                       2004   1.000           1.054                  19,724
 DWS Growth Allocation Subaccount (Class B) (9/04).................... 2009   0.845           0.847                      --
                                                                       2008   1.313           0.845               1,409,013
                                                                       2007   1.265           1.313               1,983,762
                                                                       2006   1.142           1.265               2,073,213
                                                                       2005   1.096           1.142               3,045,436
                                                                       2004   1.016           1.096               1,153,466
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.310           1.295                      --
                                                                       2007   1.326           1.310                 468,468
                                                                       2006   1.225           1.326                 496,514
                                                                       2005   1.205           1.225                 604,103
                                                                       2004   1.093           1.205                 335,786
                                                                       2003   1.000           1.093                  59,898
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.889           2.106                 501,466
                                                                       2011   2.051           1.889                 563,578
                                                                       2010   1.701           2.051                 634,512
                                                                       2009   1.338           1.701                 830,718
                                                                       2008   2.053           1.338               1,001,547
                                                                       2007   2.034           2.053               1,055,263
                                                                       2006   1.660           2.034               1,309,522
                                                                       2005   1.538           1.660               1,277,808
                                                                       2004   1.246           1.538                 733,940
                                                                       2003   1.000           1.246                 136,685
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.061           1.080                      --
                                                                       2005   1.042           1.061                 461,688
                                                                       2004   1.005           1.042                 109,973

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Index 500 Subaccount (Class B) (7/03)........................... 2005   1.226           1.248                     --
                                                                      2004   1.134           1.226                288,447
                                                                      2003   1.000           1.134                 12,472
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   2.209           2.130                     --
                                                                      2007   1.934           2.209                838,056
                                                                      2006   1.573           1.934                558,611
                                                                      2005   1.403           1.573                584,601
                                                                      2004   1.211           1.403                372,591
                                                                      2003   1.000           1.211                  1,306
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.491           1.431                     --
                                                                      2007   1.428           1.491                370,442
                                                                      2006   1.345           1.428                518,469
                                                                      2005   1.224           1.345                578,030
                                                                      2004   1.121           1.224                300,253
                                                                      2003   1.000           1.121                193,023
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.292           1.277                     --
                                                                      2005   1.226           1.292                299,667
                                                                      2004   1.112           1.226                150,471
                                                                      2003   1.000           1.112                     --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.151           1.276                     --
                                                                      2005   1.037           1.151                 96,718
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.570           1.548                     --
                                                                      2007   1.417           1.570                478,714
                                                                      2006   1.253           1.417                475,199
                                                                      2005   1.255           1.253                538,468
                                                                      2004   1.164           1.255                383,077
                                                                      2003   1.000           1.164                 80,778
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.267           1.305                     --
                                                                      2005   1.297           1.267                206,607
                                                                      2004   1.124           1.297                 86,908
                                                                      2003   1.000           1.124                 11,434
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.544           1.453                     --
                                                                      2007   1.456           1.544                189,244
                                                                      2006   1.339           1.456                 92,947
                                                                      2005   1.188           1.339                 38,179
                                                                      2004   1.166           1.188                 29,339
                                                                      2003   1.000           1.166                     --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Moderate Allocation Subaccount (Class B) (8/04)......... 2009   0.858           0.861                      --
                                                              2008   1.254           0.858               2,327,425
                                                              2007   1.213           1.254               2,468,779
                                                              2006   1.113           1.213               2,641,525
                                                              2005   1.077           1.113               2,390,538
                                                              2004   1.000           1.077                 621,390
 DWS Money Market Subaccount (Class B) (7/03)................ 2008   1.040           1.045                      --
                                                              2007   1.011           1.040                 302,778
                                                              2006   0.987           1.011                 358,133
                                                              2005   0.980           0.987                 544,740
                                                              2004   0.992           0.980                 505,558
                                                              2003   1.000           0.992                 195,942
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)........ 2006   1.113           1.137                      --
                                                              2005   1.185           1.113                 649,944
                                                              2004   1.195           1.185                 429,065
                                                              2003   1.000           1.195                  32,143
 DWS Small Cap Growth Subaccount (Class B) (7/03)............ 2008   1.386           1.209                      --
                                                              2007   1.333           1.386                 389,007
                                                              2006   1.293           1.333                 326,052
                                                              2005   1.233           1.293                 335,937
                                                              2004   1.134           1.233                 132,792
                                                              2003   1.000           1.134                   8,495
 DWS Strategic Income Subaccount (Class B) (6/03)............ 2008   1.162           1.162                      --
                                                              2007   1.125           1.162                 615,739
                                                              2006   1.052           1.125               1,054,602
                                                              2005   1.050           1.052                 680,339
                                                              2004   0.986           1.050                 445,880
                                                              2003   1.000           0.986                  45,771
 DWS Technology Subaccount (Class B) (7/03).................. 2010   1.128           1.167                      --
                                                              2009   0.718           1.128                 378,653
                                                              2008   1.363           0.718                 343,697
                                                              2007   1.218           1.363                 439,513
                                                              2006   1.233           1.218                 161,480
                                                              2005   1.215           1.233                 132,915
                                                              2004   1.217           1.215                  73,206
                                                              2003   1.000           1.217                  57,573

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........... 2008   1.856           1.727                      --
                                                                  2007   1.509           1.856                 237,055
                                                                  2006   1.445           1.509                 154,667
                                                                  2005   1.321           1.445                 224,480
                                                                  2004   1.214           1.321                 123,320
                                                                  2003   1.000           1.214                   2,851
 DWSII Global Thematic Subaccount (Class B) (8/03)............... 2012   1.430           1.661                 264,629
                                                                  2011   1.705           1.430                 270,021
                                                                  2010   1.531           1.705                 278,448
                                                                  2009   1.087           1.531                 273,582
                                                                  2008   2.122           1.087                 364,727
                                                                  2007   2.039           2.122                 572,210
                                                                  2006   1.600           2.039                 614,032
                                                                  2005   1.328           1.600                 470,296
                                                                  2004   1.182           1.328                 206,050
                                                                  2003   1.000           1.182                   3,098
 DWSII Government & Agency Securities Subaccount (Class B) (6/03) 2012   1.290           1.299                 474,546
                                                                  2011   1.224           1.290                 426,531
                                                                  2010   1.172           1.224                 415,383
                                                                  2009   1.107           1.172                 365,920
                                                                  2008   1.077           1.107                 326,025
                                                                  2007   1.039           1.077                 254,820
                                                                  2006   1.018           1.039                 275,610
                                                                  2005   1.013           1.018                 272,646
                                                                  2004   0.997           1.013                 176,629
                                                                  2003   1.000           0.997                      --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *......... 2012   1.601           1.834               2,645,733
                                                                  2011   1.591           1.601               3,349,072
                                                                  2010   1.398           1.591               4,637,994
                                                                  2009   0.969           1.398                 702,742
                                                                  2008   1.298           0.969                 411,090
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)........ 2012   1.145           1.282               1,606,953
                                                                  2011   1.185           1.145               1,708,286
                                                                  2010   1.061           1.185               2,089,965
                                                                  2009   0.883           1.061               2,317,516
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).......... 2012   1.153           1.311               1,040,693
                                                                  2011   1.219           1.153               1,056,234
                                                                  2010   1.074           1.219               1,163,446
                                                                  2009   0.874           1.074               1,378,302

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)...................... 2012   1.198
                                                                                2011   1.220
                                                                                2010   1.104
                                                                                2009   0.934
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2012   2.486
                                                                                2011   3.099
                                                                                2010   2.542
                                                                                2009   1.529
                                                                                2008   3.485
                                                                                2007   2.767
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2012   1.628
                                                                                2011   1.855
                                                                                2010   1.693
                                                                                2009   1.309
                                                                                2008   2.247
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2012   1.030
                                                                                2011   1.106
                                                                                2010   0.915
                                                                                2009   0.681
                                                                                2008   1.079
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2012   1.474
                                                                                2011   1.449
                                                                                2010   1.315
                                                                                2009   1.008
                                                                                2008   1.165
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2012   1.240
                                                                                2011   1.401
                                                                                2010   1.190
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2012   0.872
                                                                                2011   0.924
                                                                                2010   0.803
                                                                                2009   0.690
                                                                                2008   1.039
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2012   1.565
                                                                                2011   1.618
                                                                                2010   1.289
                                                                                2009   0.901
                                                                                2008   1.456



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)...................... 1.323                 590,524
                                                                                1.198                 921,618
                                                                                1.220                 986,874
                                                                                1.104               1,038,545
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2.910                 229,567
                                                                                2.486                 326,741
                                                                                3.099                 418,861
                                                                                2.542                 486,392
                                                                                1.529                 452,241
                                                                                3.485                 604,489
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 1.868                 783,632
                                                                                1.628                 946,241
                                                                                1.855                 995,566
                                                                                1.693               1,210,101
                                                                                1.309               1,266,452
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 1.066               1,035,971
                                                                                1.030               1,552,496
                                                                                1.106               1,164,583
                                                                                0.915               1,410,554
                                                                                0.681               1,654,478
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 1.614               3,344,425
                                                                                1.474               3,488,992
                                                                                1.449               3,975,737
                                                                                1.315               3,529,247
                                                                                1.008                 590,942
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 1.371                 295,207
                                                                                1.240                 356,186
                                                                                1.401                 284,309
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 1.011                 555,744
                                                                                0.872                 779,438
                                                                                0.924                 937,954
                                                                                0.803                 992,643
                                                                                0.690               1,013,968
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 1.749                 146,807
                                                                                1.565                 239,401
                                                                                1.618                 366,182
                                                                                1.289                 312,968
                                                                                0.901                 213,354

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........... 2012   1.545           1.610                 136,906
                                                                   2011   1.698           1.545                 251,984
                                                                   2010   1.358           1.698                 143,140
                                                                   2009   0.939           1.358                 226,339
                                                                   2008   1.720           0.939                 294,884
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2012   1.152           1.215               1,932,897
                                                                   2011   1.102           1.152               1,623,760
                                                                   2010   1.037           1.102               1,786,855
                                                                   2009   0.967           1.037               1,536,247
                                                                   2008   1.022           0.967               1,160,353
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2012   1.207           1.331                  76,395
                                                                   2011   1.186           1.207                  79,432
                                                                   2010   1.103           1.186                 101,171
                                                                   2009   0.959           1.103                 150,560
                                                                   2008   1.224           0.959                 163,522
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2012   1.166           1.306               1,075,462
                                                                   2011   1.162           1.166               1,228,624
                                                                   2010   1.085           1.162               1,258,274
                                                                   2009   0.994           1.085               1,536,896
                                                                   2008   1.459           0.994               1,667,548
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2012   1.786           1.755               1,550,481
                                                                   2011   1.816           1.786                 925,775
                                                                   2010   1.847           1.816               1,031,489
                                                                   2009   1.874           1.847               1,055,912
                                                                   2008   1.868           1.874               1,467,055
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2012   1.248           1.382                 776,586
                                                                   2011   1.326           1.248                 832,416
                                                                   2010   1.207           1.326                 829,849
                                                                   2009   0.933           1.207                 837,325
                                                                   2008   1.515           0.933               1,017,180
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2012   1.221           1.386                 364,996
                                                                   2011   1.327           1.221                 409,193
                                                                   2010   1.181           1.327                 404,320
                                                                   2009   0.989           1.181                 530,164
                                                                   2008   1.524           0.989                 588,336

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2012   1.009           1.145                 625,964
                                                                        2011   1.010           1.009                 708,708
                                                                        2010   0.897           1.010                 755,899
                                                                        2009   0.725           0.897               1,190,775
                                                                        2008   1.116           0.725                 472,930
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.055           1.154                 990,558
                                                                        2011   1.050           1.055                 658,086
                                                                        2010   0.973           1.050                 744,405
                                                                        2009   0.837           0.973                 854,064
                                                                        2008   1.096           0.837                 849,720
                                                                        2007   1.071           1.096                 712,498
                                                                        2006   1.003           1.071                 367,219
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.385           1.585                 277,125
                                                                        2011   1.398           1.385                 614,498
                                                                        2010   1.278           1.398                 654,349
                                                                        2009   1.077           1.278                 657,129
                                                                        2008   1.546           1.077                 629,372
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.365           1.626                 173,832
                                                                        2011   1.516           1.365                 181,828
                                                                        2010   1.403           1.516                 165,970
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   1.023           1.194                 538,524
                                                                        2011   1.055           1.023                 903,709
                                                                        2010   0.919           1.055                 875,435
                                                                        2009   0.653           0.919               1,112,032
                                                                        2008   1.072           0.653                 849,286
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.432           1.632                 540,183
                                                                        2011   1.436           1.432                 679,583
                                                                        2010   1.084           1.436                 743,130
                                                                        2009   0.796           1.084                 721,583
                                                                        2008   1.211           0.796                 668,556

                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2012   1.952           1.987                    --
                                                                        2011   1.705           1.952                    --
                                                                        2010   1.633           1.705                    --
                                                                        2009   1.446           1.633                    --
                                                                        2008   2.175           1.446                    --
                                                                        2007   1.835           2.175                    --
                                                                        2006   1.488           1.835                    --
                                                                        2005   1.296           1.488                    --
                                                                        2004   1.068           1.296                    --
                                                                        2003   1.000           1.068                    --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.158           1.164                    --
                                                                        2005   1.090           1.158                 7,965
                                                                        2004   1.064           1.090                 6,583
                                                                        2003   1.000           1.064                    --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.773           2.054                    --
                                                                        2011   1.816           1.773                    --
                                                                        2010   1.627           1.816                    --
                                                                        2009   1.098           1.627                    --
                                                                        2008   2.042           1.098                    --
                                                                        2007   1.561           2.042                    --
                                                                        2006   1.335           1.561                    --
                                                                        2005   1.190           1.335                    --
                                                                        2004   1.122           1.190                    --
                                                                        2003   1.000           1.122                    --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.901           1.156                    --
                                                                        2008   1.722           0.901                    --
                                                                        2007   1.825           1.722                    --
                                                                        2006   1.640           1.825                    --
                                                                        2005   1.437           1.640                    --
                                                                        2004   1.239           1.437                    --
                                                                        2003   1.000           1.239                    --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.071           1.071                    --
                                                                        2011   1.287           1.071                    --
                                                                        2010   1.167           1.287                    --
                                                                        2009   1.164           1.167                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................. 2007   2.655           2.780                    --
                                                                         2006   2.038           2.655                   646
                                                                         2005   1.621           2.038                   650
                                                                         2004   1.321           1.621                    --
                                                                         2003   1.000           1.321                    --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)................ 2008   1.486           1.457                    --
                                                                         2007   1.491           1.486                38,392
                                                                         2006   1.410           1.491                38,241
                                                                         2005   1.317           1.410                38,076
                                                                         2004   1.173           1.317                33,126
                                                                         2003   1.000           1.173                    --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.264           1.387                    --
                                                                         2011   1.278           1.264                    --
                                                                         2010   1.136           1.278                    --
                                                                         2009   0.866           1.136                    --
                                                                         2008   1.347           0.866                    --
                                                                         2007   1.276           1.347                    --
                                                                         2006   1.191           1.276                    --
                                                                         2005   1.173           1.191                    --
                                                                         2004   1.127           1.173                    --
                                                                         2003   1.000           1.127                    --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.174           1.116                    --
                                                                         2007   1.139           1.174                    --
                                                                         2006   1.007           1.139                    --
                                                                         2005   1.000           1.007                    --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   2.206           1.814                   336
                                                                         2006   1.637           2.206                   338
                                                                         2005   1.497           1.637                   340
                                                                         2004   1.165           1.497                    --
                                                                         2003   1.000           1.165                    --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.041           1.012                    --
                                                                         2007   1.021           1.041                    --
                                                                         2006   0.996           1.021                    --
                                                                         2005   1.000           0.996                    --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Global Opportunities Subaccount (Class B) (7/03)........ 2010   1.604           1.720                    --
                                                              2009   1.105           1.604                 1,722
                                                              2008   2.257           1.105                   336
                                                              2007   2.109           2.257                   338
                                                              2006   1.761           2.109                   340
                                                              2005   1.518           1.761                   342
                                                              2004   1.255           1.518                    --
                                                              2003   1.000           1.255                    --
 DWS Growth & Income Subaccount (Class B) (6/03)............. 2008   1.398           0.848                    --
                                                              2007   1.409           1.398                    --
                                                              2006   1.265           1.409                    --
                                                              2005   1.218           1.265                    --
                                                              2004   1.129           1.218                    --
                                                              2003   1.000           1.129                    --
 DWS Health Care VIP Subaccount (Class B) (6/03)............. 2011   1.406           1.579                    --
                                                              2010   1.328           1.406                 2,993
                                                              2009   1.110           1.328                 2,996
                                                              2008   1.476           1.110                 1,299
                                                              2007   1.331           1.476                 1,307
                                                              2006   1.281           1.331                 1,314
                                                              2005   1.206           1.281                 1,322
                                                              2004   1.124           1.206                    --
                                                              2003   1.000           1.124                    --
 DWS I Capital Growth Subaccount (Class B) (7/03)............ 2012   1.287           1.461                 3,959
                                                              2011   1.375           1.287                 3,963
                                                              2010   1.203           1.375                   741
                                                              2009   0.967           1.203                   742
                                                              2008   1.474           0.967                   747
                                                              2007   1.337           1.474                    --
                                                              2006   1.258           1.337                    --
                                                              2005   1.180           1.258                    --
                                                              2004   1.116           1.180                    --
                                                              2003   1.000           1.116                    --
 DWS International Subaccount (Class B) (7/03)............... 2008   2.132           2.040                    --
                                                              2007   1.899           2.132                    --
                                                              2006   1.540           1.899                    --
                                                              2005   1.355           1.540                    --
                                                              2004   1.186           1.355                    --
                                                              2003   1.000           1.186                    --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.434           1.581                    --
                                                                   2005   1.288           1.434                    --
                                                                   2004   1.177           1.288                    --
                                                                   2003   1.000           1.177                    --
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.258           1.223                    --
                                                                   2007   1.226           1.258                    --
                                                                   2006   1.136           1.226                    --
                                                                   2005   1.112           1.136                    --
                                                                   2004   1.064           1.112                    --
                                                                   2003   1.000           1.064                    --
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.624           1.521                    --
                                                                   2007   1.603           1.624                    --
                                                                   2006   1.416           1.603                    --
                                                                   2005   1.314           1.416                    --
                                                                   2004   1.157           1.314                    --
                                                                   2003   1.000           1.157                    --
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.905           0.912                    --
                                                                   2008   1.195           0.905                11,051
                                                                   2007   1.162           1.195                11,087
                                                                   2006   1.086           1.162                11,121
                                                                   2005   1.059           1.086                    --
                                                                   2004   1.003           1.059                    --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.054           1.016                    --
                                                                   2007   1.034           1.054                    --
                                                                   2006   1.013           1.034                    --
                                                                   2005   1.012           1.013                    --
                                                                   2004   0.989           1.012                    --
                                                                   2003   1.000           0.989                    --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.566           1.517                    --
                                                                   2007   1.531           1.566                 3,375
                                                                   2006   1.362           1.531                 3,417
                                                                   2005   1.269           1.362                 3,379
                                                                   2004   1.159           1.269                 2,804
                                                                   2003   1.000           1.159                    --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.212           1.268                    --
                                                                   2005   1.239           1.212                    --
                                                                   2004   1.131           1.239                    --
                                                                   2003   1.000           1.131                    --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)............ 2008   1.533           1.461                     --
                                                                       2007   1.595           1.533                 61,905
                                                                       2006   1.373           1.595                 61,732
                                                                       2005   1.300           1.373                 61,883
                                                                       2004   1.164           1.300                 52,698
                                                                       2003   1.000           1.164                     --
 DWS Foreign Value Subaccount (Class B) (11/04)....................... 2006   1.133           1.359                     --
                                                                       2005   1.054           1.133                     --
                                                                       2004   1.000           1.054                     --
 DWS Growth Allocation Subaccount (Class B) (9/04).................... 2009   0.843           0.845                     --
                                                                       2008   1.311           0.843                482,986
                                                                       2007   1.264           1.311                483,054
                                                                       2006   1.142           1.264                483,116
                                                                       2005   1.096           1.142                477,447
                                                                       2004   1.016           1.096                     --
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.307           1.292                     --
                                                                       2007   1.324           1.307                 37,818
                                                                       2006   1.223           1.324                 37,734
                                                                       2005   1.204           1.223                 37,689
                                                                       2004   1.093           1.204                 32,512
                                                                       2003   1.000           1.093                     --
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.881           2.096                  2,428
                                                                       2011   2.044           1.881                  2,505
                                                                       2010   1.695           2.044                  2,415
                                                                       2009   1.335           1.695                  2,769
                                                                       2008   2.048           1.335                  2,892
                                                                       2007   2.030           2.048                  2,565
                                                                       2006   1.658           2.030                  2,517
                                                                       2005   1.537           1.658                  2,748
                                                                       2004   1.246           1.537                  2,316
                                                                       2003   1.000           1.246                     --
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.060           1.079                     --
                                                                       2005   1.042           1.060                     --
                                                                       2004   1.005           1.042                     --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.225           1.246                     --
                                                                       2004   1.133           1.225                     --
                                                                       2003   1.000           1.133                     --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   2.204           2.125                     --
                                                                      2007   1.930           2.204                 35,911
                                                                      2006   1.571           1.930                 36,265
                                                                      2005   1.402           1.571                 36,572
                                                                      2004   1.211           1.402                 32,029
                                                                      2003   1.000           1.211                     --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.488           1.427                     --
                                                                      2007   1.425           1.488                  5,393
                                                                      2006   1.343           1.425                  5,362
                                                                      2005   1.223           1.343                  5,175
                                                                      2004   1.121           1.223                  4,425
                                                                      2003   1.000           1.121                     --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.290           1.275                     --
                                                                      2005   1.225           1.290                     --
                                                                      2004   1.111           1.225                     --
                                                                      2003   1.000           1.111                     --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.150           1.275                     --
                                                                      2005   1.037           1.150                     --
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.567           1.544                     --
                                                                      2007   1.414           1.567                     --
                                                                      2006   1.252           1.414                     --
                                                                      2005   1.254           1.252                     --
                                                                      2004   1.164           1.254                     --
                                                                      2003   1.000           1.164                     --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.266           1.303                     --
                                                                      2005   1.296           1.266                     --
                                                                      2004   1.123           1.296                     --
                                                                      2003   1.000           1.123                     --
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.541           1.450                     --
                                                                      2007   1.453           1.541                     --
                                                                      2006   1.338           1.453                     --
                                                                      2005   1.187           1.338                     --
                                                                      2004   1.166           1.187                     --
                                                                      2003   1.000           1.166                     --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.856           0.859                     --
                                                                      2008   1.252           0.856                     --
                                                                      2007   1.212           1.252                196,105
                                                                      2006   1.112           1.212                205,315
                                                                      2005   1.077           1.112                198,970
                                                                      2004   1.000           1.077                     --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Money Market Subaccount (Class B) (7/03)................. 2008   1.038           1.042                    --
                                                               2007   1.010           1.038                    --
                                                               2006   0.986           1.010                    --
                                                               2005   0.979           0.986                    --
                                                               2004   0.991           0.979                    --
                                                               2003   1.000           0.991                    --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)......... 2006   1.112           1.135                    --
                                                               2005   1.185           1.112                    --
                                                               2004   1.195           1.185                    --
                                                               2003   1.000           1.195                    --
 DWS Small Cap Growth Subaccount (Class B) (7/03)............. 2008   1.383           1.206                    --
                                                               2007   1.330           1.383                    --
                                                               2006   1.292           1.330                    --
                                                               2005   1.232           1.292                    --
                                                               2004   1.134           1.232                    --
                                                               2003   1.000           1.134                    --
 DWS Strategic Income Subaccount (Class B) (6/03)............. 2008   1.159           1.160                    --
                                                               2007   1.123           1.159                 4,588
                                                               2006   1.051           1.123                 4,545
                                                               2005   1.049           1.051                 4,425
                                                               2004   0.986           1.049                 3,395
                                                               2003   1.000           0.986                    --
 DWS Technology Subaccount (Class B) (7/03)................... 2010   1.124           1.163                    --
                                                               2009   0.716           1.124                    --
                                                               2008   1.360           0.716                    --
                                                               2007   1.216           1.360                    --
                                                               2006   1.232           1.216                    --
                                                               2005   1.214           1.232                    --
                                                               2004   1.217           1.214                    --
                                                               2003   1.000           1.217                    --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........ 2008   1.852           1.723                    --
                                                               2007   1.506           1.852                    --
                                                               2006   1.443           1.506                    --
                                                               2005   1.320           1.443                    --
                                                               2004   1.214           1.320                    --
                                                               2003   1.000           1.214                    --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWSII Global Thematic Subaccount (Class B) (8/03)............... 2012   1.424           1.653                     --
                                                                  2011   1.698           1.424                 70,024
                                                                  2010   1.526           1.698                 70,024
                                                                  2009   1.084           1.526                 70,024
                                                                  2008   2.117           1.084                 70,024
                                                                  2007   2.036           2.117                 70,024
                                                                  2006   1.598           2.036                 70,024
                                                                  2005   1.327           1.598                 70,024
                                                                  2004   1.181           1.327                 61,511
                                                                  2003   1.000           1.181                     --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03) 2012   1.284           1.293                     --
                                                                  2011   1.220           1.284                     --
                                                                  2010   1.168           1.220                     --
                                                                  2009   1.104           1.168                     --
                                                                  2008   1.075           1.104                     --
                                                                  2007   1.037           1.075                     --
                                                                  2006   1.017           1.037                     --
                                                                  2005   1.012           1.017                     --
                                                                  2004   0.997           1.012                     --
                                                                  2003   1.000           0.997                     --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *......... 2012   1.594           1.825                  6,767
                                                                  2011   1.585           1.594                 42,847
                                                                  2010   1.393           1.585                 55,333
                                                                  2009   0.967           1.393                 37,454
                                                                  2008   1.295           0.967                 37,511
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)........ 2012   1.141           1.277                     --
                                                                  2011   1.181           1.141                     --
                                                                  2010   1.058           1.181                     --
                                                                  2009   0.881           1.058                     --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).......... 2012   1.148           1.306                472,171
                                                                  2011   1.216           1.148                472,203
                                                                  2010   1.071           1.216                482,828
                                                                  2009   0.872           1.071                482,905
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)........ 2012   1.193           1.318                 10,911
                                                                  2011   1.216           1.193                 10,942
                                                                  2010   1.101           1.216                 10,976
                                                                  2009   0.932           1.101                 11,012

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2012   2.475
                                                                                2011   3.088
                                                                                2010   2.534
                                                                                2009   1.524
                                                                                2008   3.477
                                                                                2007   2.762
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2012   1.621
                                                                                2011   1.847
                                                                                2010   1.687
                                                                                2009   1.305
                                                                                2008   2.241
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2012   1.026
                                                                                2011   1.103
                                                                                2010   0.913
                                                                                2009   0.680
                                                                                2008   1.077
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2012   1.467
                                                                                2011   1.443
                                                                                2010   1.311
                                                                                2009   1.005
                                                                                2008   1.162
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2012   1.235
                                                                                2011   1.396
                                                                                2010   1.186
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2012   0.869
                                                                                2011   0.921
                                                                                2010   0.801
                                                                                2009   0.689
                                                                                2008   1.038
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2012   1.558
                                                                                2011   1.612
                                                                                2010   1.285
                                                                                2009   0.899
                                                                                2008   1.453
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2012   1.538
                                                                                2011   1.691
                                                                                2010   1.354
                                                                                2009   0.936
                                                                                2008   1.716



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2.897                  1,230
                                                                                2.475                  1,231
                                                                                3.088                  1,232
                                                                                2.534                  1,234
                                                                                1.524                    319
                                                                                3.477                    642
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 1.859                  2,766
                                                                                1.621                 34,707
                                                                                1.847                 36,846
                                                                                1.687                 34,464
                                                                                1.305                 34,716
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 1.062                 24,430
                                                                                1.026                 71,521
                                                                                1.103                 53,698
                                                                                0.913                 55,873
                                                                                0.680                 70,366
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 1.607                103,366
                                                                                1.467                106,753
                                                                                1.443                178,038
                                                                                1.311                180,500
                                                                                1.005                  3,241
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 1.364                     --
                                                                                1.235                     --
                                                                                1.396                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 1.008                     --
                                                                                0.869                     --
                                                                                0.921                     --
                                                                                0.801                     --
                                                                                0.689                     --
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 1.740                     --
                                                                                1.558                     --
                                                                                1.612                     --
                                                                                1.285                     --
                                                                                0.899                     --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 1.602                     --
                                                                                1.538                     --
                                                                                1.691                     --
                                                                                1.354                     --
                                                                                0.936                     --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2012   1.147           1.209                    --
                                                                   2011   1.098           1.147                    --
                                                                   2010   1.034           1.098                    --
                                                                   2009   0.964           1.034                    --
                                                                   2008   1.019           0.964                    --
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2012   1.202           1.324                    --
                                                                   2011   1.181           1.202                    --
                                                                   2010   1.099           1.181                    --
                                                                   2009   0.956           1.099                    --
                                                                   2008   1.221           0.956                    --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2012   1.161           1.300                 7,139
                                                                   2011   1.158           1.161                64,610
                                                                   2010   1.081           1.158                64,804
                                                                   2009   0.991           1.081                64,710
                                                                   2008   1.456           0.991                62,146
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2012   1.778           1.747                    --
                                                                   2011   1.809           1.778                    --
                                                                   2010   1.841           1.809                    --
                                                                   2009   1.869           1.841                    --
                                                                   2008   1.864           1.869                    --
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2012   1.243           1.375                 3,702
                                                                   2011   1.321           1.243                 3,799
                                                                   2010   1.203           1.321                 3,758
                                                                   2009   0.930           1.203                 3,788
                                                                   2008   1.511           0.930                 3,804
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2012   1.216           1.379                 2,270
                                                                   2011   1.322           1.216                 2,272
                                                                   2010   1.177           1.322                 2,275
                                                                   2009   0.986           1.177                 2,278
                                                                   2008   1.520           0.986                   418
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2012   1.006           1.141                    --
                                                                   2011   1.007           1.006                    --
                                                                   2010   0.895           1.007                    --
                                                                   2009   0.724           0.895                    --
                                                                   2008   1.115           0.724                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.052           1.150                14,363
                                                                        2011   1.048           1.052                14,681
                                                                        2010   0.971           1.048                14,956
                                                                        2009   0.835           0.971                36,117
                                                                        2008   1.095           0.835                21,253
                                                                        2007   1.070           1.095                 9,667
                                                                        2006   1.003           1.070                 9,667
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.380           1.578                    --
                                                                        2011   1.393           1.380                    --
                                                                        2010   1.274           1.393                    --
                                                                        2009   1.074           1.274                    --
                                                                        2008   1.542           1.074                    --
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.359           1.618                 2,126
                                                                        2011   1.510           1.359                 2,128
                                                                        2010   1.398           1.510                 2,130
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   1.020           1.190                 6,296
                                                                        2011   1.052           1.020                 6,818
                                                                        2010   0.917           1.052                 6,918
                                                                        2009   0.653           0.917                 7,493
                                                                        2008   1.071           0.653                 8,187
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.426           1.624                    --
                                                                        2011   1.430           1.426                    --
                                                                        2010   1.081           1.430                    --
                                                                        2009   0.793           1.081                    --
                                                                        2008   1.209           0.793                    --



                               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2012   1.943           1.977                11,363
                                                                2011   1.699           1.943                11,387
                                                                2010   1.627           1.699                15,091
                                                                2009   1.442           1.627                13,603
                                                                2008   2.170           1.442                13,003
                                                                2007   1.832           2.170                 4,601
                                                                2006   1.486           1.832                 4,654
                                                                2005   1.295           1.486                 3,429
                                                                2004   1.067           1.295                    --
                                                                2003   1.000           1.067                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.157           1.163                    --
                                                                        2005   1.089           1.157                    --
                                                                        2004   1.063           1.089                    --
                                                                        2003   1.000           1.063                    --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.766           2.044                10,282
                                                                        2011   1.809           1.766                11,871
                                                                        2010   1.621           1.809                11,651
                                                                        2009   1.095           1.621                11,101
                                                                        2008   2.038           1.095                11,961
                                                                        2007   1.558           2.038                10,277
                                                                        2006   1.333           1.558                10,945
                                                                        2005   1.189           1.333                    --
                                                                        2004   1.122           1.189                    --
                                                                        2003   1.000           1.122                    --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.898           1.152                    --
                                                                        2008   1.718           0.898                    --
                                                                        2007   1.821           1.718                    --
                                                                        2006   1.638           1.821                    --
                                                                        2005   1.436           1.638                    --
                                                                        2004   1.239           1.436                    --
                                                                        2003   1.000           1.239                    --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.067           1.067                    --
                                                                        2011   1.282           1.067                    --
                                                                        2010   1.163           1.282                    --
                                                                        2009   1.160           1.163                    --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.650           2.774                    --
                                                                        2006   2.036           2.650                10,569
                                                                        2005   1.620           2.036                 4,151
                                                                        2004   1.320           1.620                    --
                                                                        2003   1.000           1.320                    --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.482           1.454                    --
                                                                        2007   1.489           1.482                 6,048
                                                                        2006   1.408           1.489                 6,055
                                                                        2005   1.316           1.408                 6,063
                                                                        2004   1.173           1.316                    --
                                                                        2003   1.000           1.173                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.259           1.381                    --
                                                                         2011   1.273           1.259                    --
                                                                         2010   1.132           1.273                    --
                                                                         2009   0.864           1.132                    --
                                                                         2008   1.344           0.864                    --
                                                                         2007   1.273           1.344                    --
                                                                         2006   1.190           1.273                    --
                                                                         2005   1.172           1.190                    --
                                                                         2004   1.126           1.172                    --
                                                                         2003   1.000           1.126                    --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.173           1.115                    --
                                                                         2007   1.139           1.173                    --
                                                                         2006   1.006           1.139                    --
                                                                         2005   1.000           1.006                    --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   2.202           1.810                19,244
                                                                         2006   1.635           2.202                15,831
                                                                         2005   1.496           1.635                 4,680
                                                                         2004   1.165           1.496                    --
                                                                         2003   1.000           1.165                    --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.040           1.011                    --
                                                                         2007   1.020           1.040                    --
                                                                         2006   0.996           1.020                    --
                                                                         2005   1.000           0.996                    --
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   1.599           1.714                    --
                                                                         2009   1.102           1.599                 3,411
                                                                         2008   2.252           1.102                 3,124
                                                                         2007   2.106           2.252                 3,126
                                                                         2006   1.759           2.106                 3,128
                                                                         2005   1.517           1.759                 3,130
                                                                         2004   1.254           1.517                    --
                                                                         2003   1.000           1.254                    --
 DWS Growth & Income Subaccount (Class B) (6/03)........................ 2008   1.395           0.845                    --
                                                                         2007   1.406           1.395                    --
                                                                         2006   1.264           1.406                    --
                                                                         2005   1.217           1.264                    --
                                                                         2004   1.129           1.217                    --
                                                                         2003   1.000           1.129                    --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                             YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Health Care VIP Subaccount (Class B) (6/03)......... 2011   1.400           1.573                    --
                                                          2010   1.324           1.400                 1,752
                                                          2009   1.107           1.324                 1,748
                                                          2008   1.473           1.107                 1,427
                                                          2007   1.329           1.473                 1,608
                                                          2006   1.279           1.329                 1,584
                                                          2005   1.205           1.279                    --
                                                          2004   1.124           1.205                    --
                                                          2003   1.000           1.124                    --
 DWS I Capital Growth Subaccount (Class B) (7/03)........ 2012   1.281           1.455                89,488
                                                          2011   1.369           1.281                64,604
                                                          2010   1.199           1.369                61,286
                                                          2009   0.965           1.199                58,359
                                                          2008   1.471           0.965                51,917
                                                          2007   1.335           1.471                53,444
                                                          2006   1.257           1.335                51,325
                                                          2005   1.179           1.257                    --
                                                          2004   1.116           1.179                    --
                                                          2003   1.000           1.116                    --
 DWS International Subaccount (Class B) (7/03)........... 2008   2.127           2.035                    --
                                                          2007   1.896           2.127                11,950
                                                          2006   1.539           1.896                15,589
                                                          2005   1.354           1.539                    --
                                                          2004   1.186           1.354                    --
                                                          2003   1.000           1.186                    --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03).......... 2006   1.432           1.578                    --
                                                          2005   1.287           1.432                    --
                                                          2004   1.176           1.287                    --
                                                          2003   1.000           1.176                    --
 DWS Balanced Subaccount (Class B) (7/03)................ 2008   1.255           1.220                    --
                                                          2007   1.224           1.255                37,460
                                                          2006   1.134           1.224                36,828
                                                          2005   1.112           1.134                 8,101
                                                          2004   1.064           1.112                    --
                                                          2003   1.000           1.064                    --
 DWS Blue Chip Subaccount (Class B) (6/03)............... 2008   1.621           1.517                    --
                                                          2007   1.600           1.621                15,080
                                                          2006   1.414           1.600                19,762
                                                          2005   1.313           1.414                15,225
                                                          2004   1.157           1.313                    --
                                                          2003   1.000           1.157                    --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.903           0.910                    --
                                                                   2008   1.193           0.903                42,028
                                                                   2007   1.160           1.193                43,215
                                                                   2006   1.086           1.160                42,080
                                                                   2005   1.059           1.086                    --
                                                                   2004   1.003           1.059                    --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.052           1.014                    --
                                                                   2007   1.032           1.052                    --
                                                                   2006   1.012           1.032                    --
                                                                   2005   1.011           1.012                    --
                                                                   2004   0.989           1.011                    --
                                                                   2003   1.000           0.989                    --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.563           1.514                    --
                                                                   2007   1.528           1.563                 8,680
                                                                   2006   1.361           1.528                12,633
                                                                   2005   1.268           1.361                13,352
                                                                   2004   1.159           1.268                    --
                                                                   2003   1.000           1.159                    --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.210           1.266                    --
                                                                   2005   1.238           1.210                    --
                                                                   2004   1.130           1.238                    --
                                                                   2003   1.000           1.130                    --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.529           1.457                    --
                                                                   2007   1.592           1.529                47,665
                                                                   2006   1.371           1.592                46,280
                                                                   2005   1.299           1.371                13,100
                                                                   2004   1.164           1.299                    --
                                                                   2003   1.000           1.164                    --
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.132           1.358                    --
                                                                   2005   1.054           1.132                13,738
                                                                   2004   1.000           1.054                    --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.841           0.843                    --
                                                                   2008   1.309           0.841                69,594
                                                                   2007   1.262           1.309                68,657
                                                                   2006   1.141           1.262                69,838
                                                                   2005   1.096           1.141                35,630
                                                                   2004   1.016           1.096                    --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.305           1.289                    --
                                                                       2007   1.321           1.305                12,954
                                                                       2006   1.222           1.321                10,532
                                                                       2005   1.203           1.222                    --
                                                                       2004   1.093           1.203                    --
                                                                       2003   1.000           1.093                    --
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.873           2.086                 1,268
                                                                       2011   2.036           1.873                 1,272
                                                                       2010   1.690           2.036                 4,583
                                                                       2009   1.331           1.690                 4,589
                                                                       2008   2.043           1.331                 4,595
                                                                       2007   2.026           2.043                 4,601
                                                                       2006   1.656           2.026                 4,605
                                                                       2005   1.536           1.656                 4,611
                                                                       2004   1.246           1.536                    --
                                                                       2003   1.000           1.246                    --
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.060           1.078                    --
                                                                       2005   1.042           1.060                 5,563
                                                                       2004   1.005           1.042                    --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.224           1.245                    --
                                                                       2004   1.133           1.224                    --
                                                                       2003   1.000           1.133                    --
 DWS International Select Equity Subaccount (Class B) (7/03).......... 2008   2.199           2.119                    --
                                                                       2007   1.927           2.199                 9,936
                                                                       2006   1.569           1.927                 9,998
                                                                       2005   1.401           1.569                 5,033
                                                                       2004   1.211           1.401                    --
                                                                       2003   1.000           1.211                    --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................ 2008   1.484           1.424                    --
                                                                       2007   1.423           1.484                 1,016
                                                                       2006   1.341           1.423                 1,002
                                                                       2005   1.223           1.341                    --
                                                                       2004   1.121           1.223                    --
                                                                       2003   1.000           1.121                    --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)........... 2006   1.288           1.273                    --
                                                                       2005   1.225           1.288                    --
                                                                       2004   1.111           1.225                    --
                                                                       2003   1.000           1.111                    --
 DWS Large Cap Core Subaccount (Class B) (12/04)...................... 2006   1.150           1.274                    --
                                                                       2005   1.037           1.150                    --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.563           1.540                    --
                                                                      2007   1.412           1.563                    --
                                                                      2006   1.250           1.412                    --
                                                                      2005   1.253           1.250                    --
                                                                      2004   1.163           1.253                    --
                                                                      2003   1.000           1.163                    --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.264           1.300                    --
                                                                      2005   1.295           1.264                    --
                                                                      2004   1.123           1.295                    --
                                                                      2003   1.000           1.123                    --
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.537           1.446                    --
                                                                      2007   1.450           1.537                 4,487
                                                                      2006   1.336           1.450                 4,494
                                                                      2005   1.186           1.336                    --
                                                                      2004   1.166           1.186                    --
                                                                      2003   1.000           1.166                    --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.855           0.857                    --
                                                                      2008   1.249           0.855                 6,440
                                                                      2007   1.211           1.249                69,225
                                                                      2006   1.111           1.211                69,837
                                                                      2005   1.077           1.111                69,899
                                                                      2004   1.000           1.077                    --
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.036           1.039                    --
                                                                      2007   1.008           1.036                    --
                                                                      2006   0.984           1.008                    --
                                                                      2005   0.978           0.984                    --
                                                                      2004   0.991           0.978                    --
                                                                      2003   1.000           0.991                    --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   1.110           1.133                    --
                                                                      2005   1.184           1.110                    --
                                                                      2004   1.195           1.184                    --
                                                                      2003   1.000           1.195                    --
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.380           1.203                    --
                                                                      2007   1.328           1.380                    --
                                                                      2006   1.290           1.328                    --
                                                                      2005   1.231           1.290                    --
                                                                      2004   1.134           1.231                    --
                                                                      2003   1.000           1.134                    --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Strategic Income Subaccount (Class B) (6/03)............. 2008   1.157           1.157                    --
                                                               2007   1.121           1.157                    --
                                                               2006   1.049           1.121                    --
                                                               2005   1.048           1.049                    --
                                                               2004   0.986           1.048                    --
                                                               2003   1.000           0.986                    --
 DWS Technology Subaccount (Class B) (7/03)................... 2010   1.121           1.159                    --
                                                               2009   0.714           1.121                 3,612
                                                               2008   1.357           0.714                 3,985
                                                               2007   1.213           1.357                 3,529
                                                               2006   1.230           1.213                 3,444
                                                               2005   1.213           1.230                    --
                                                               2004   1.217           1.213                    --
                                                               2003   1.000           1.217                    --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........ 2008   1.848           1.719                    --
                                                               2007   1.503           1.848                    --
                                                               2006   1.441           1.503                    --
                                                               2005   1.319           1.441                    --
                                                               2004   1.214           1.319                    --
                                                               2003   1.000           1.214                    --
 DWSII Global Thematic Subaccount (Class B) (8/03)............ 2012   1.418           1.646                    --
                                                               2011   1.692           1.418                    --
                                                               2010   1.521           1.692                    --
                                                               2009   1.081           1.521                    --
                                                               2008   2.112           1.081                    --
                                                               2007   2.032           2.112                    --
                                                               2006   1.596           2.032                    --
                                                               2005   1.326           1.596                    --
                                                               2004   1.181           1.326                    --
                                                               2003   1.000           1.181                    --
 DWSII Government & Agency Securities Subaccount (Class B) (6/02012   1.279           1.287                    --
                                                               2011   1.215           1.279                    --
                                                               2010   1.164           1.215                    --
                                                               2009   1.101           1.164                    --
                                                               2008   1.072           1.101                54,175
                                                               2007   1.035           1.072                    --
                                                               2006   1.016           1.035                    --
                                                               2005   1.011           1.016                    --
                                                               2004   0.996           1.011                    --
                                                               2003   1.000           0.996                    --

              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................... 2012   1.587
                                                                            2011   1.579
                                                                            2010   1.388
                                                                            2009   0.964
                                                                            2008   1.292
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................. 2012   1.137
                                                                            2011   1.177
                                                                            2010   1.055
                                                                            2009   0.879
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................... 2012   1.144
                                                                            2011   1.212
                                                                            2010   1.068
                                                                            2009   0.869
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................. 2012   1.189
                                                                            2011   1.212
                                                                            2010   1.098
                                                                            2009   0.929
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)..... 2012   2.465
                                                                            2011   3.076
                                                                            2010   2.526
                                                                            2009   1.520
                                                                            2008   3.469
                                                                            2007   2.757
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *.... 2012   1.479
                                                                            2011   1.686
                                                                            2010   1.541
                                                                            2009   1.193
                                                                            2008   2.048
 MIST MLA Mid Cap Subaccount (Class B) (4/08).............................. 2012   1.023
                                                                            2011   1.100
                                                                            2010   0.911
                                                                            2009   0.678
                                                                            2008   1.075
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................. 2012   1.461
                                                                            2011   1.438
                                                                            2010   1.307
                                                                            2009   1.002
                                                                            2008   1.159



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................... 1.816                 39,746
                                                                            1.587                 45,534
                                                                            1.579                 47,079
                                                                            1.388                 10,687
                                                                            0.964                 10,830
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................. 1.272                  1,505
                                                                            1.137                  1,506
                                                                            1.177                  1,507
                                                                            1.055                  7,907
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................... 1.300                 61,216
                                                                            1.144                 60,529
                                                                            1.212                 65,720
                                                                            1.068                 66,260
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................. 1.312                 35,860
                                                                            1.189                 36,618
                                                                            1.212                 36,350
                                                                            1.098                 35,908
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)..... 2.883                 10,915
                                                                            2.465                  8,703
                                                                            3.076                 10,489
                                                                            2.526                 11,787
                                                                            1.520                 12,691
                                                                            3.469                  9,835
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *.... 1.695                 30,590
                                                                            1.479                 27,589
                                                                            1.686                 30,720
                                                                            1.541                 41,457
                                                                            1.193                 20,278
 MIST MLA Mid Cap Subaccount (Class B) (4/08).............................. 1.058                 27,493
                                                                            1.023                 34,193
                                                                            1.100                 76,744
                                                                            0.911                 89,891
                                                                            0.678                121,130
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................. 1.599                245,287
                                                                            1.461                391,601
                                                                            1.438                286,931
                                                                            1.307                149,727
                                                                            1.002                     --

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2012   1.229           1.358                  7,094
                                                                          2011   1.391           1.229                  3,228
                                                                          2010   1.182           1.391                  3,334
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2012   0.867           1.004                140,291
                                                                          2011   0.919           0.867                182,403
                                                                          2010   0.800           0.919                190,937
                                                                          2009   0.688           0.800                206,568
                                                                          2008   1.037           0.688                285,750
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2012   1.551           1.732                     --
                                                                          2011   1.606           1.551                  4,452
                                                                          2010   1.281           1.606                  4,460
                                                                          2009   0.896           1.281                  9,897
                                                                          2008   1.449           0.896                  4,479
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2012   1.531           1.595                     --
                                                                          2011   1.685           1.531                     --
                                                                          2010   1.349           1.685                     --
                                                                          2009   0.933           1.349                     --
                                                                          2008   1.712           0.933                     --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2012   1.142           1.203                     --
                                                                          2011   1.094           1.142                     --
                                                                          2010   1.031           1.094                     --
                                                                          2009   0.961           1.031                     --
                                                                          2008   1.017           0.961                     --
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2012   1.197           1.318                 41,332
                                                                          2011   1.177           1.197                 40,661
                                                                          2010   1.096           1.177                 39,440
                                                                          2009   0.954           1.096                 34,844
                                                                          2008   1.218           0.954                 29,034
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2012   1.156           1.294                 80,029
                                                                          2011   1.153           1.156                 58,586
                                                                          2010   1.078           1.153                 61,879
                                                                          2009   0.988           1.078                 68,491
                                                                          2008   1.452           0.988                 46,409
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2012   1.770           1.739                 22,332
                                                                          2011   1.802           1.770                 17,110
                                                                          2010   1.835           1.802                 15,934
                                                                          2009   1.864           1.835                 18,270
                                                                          2008   1.859           1.864                 15,065

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Davis Venture Value Subaccount (Class B) (4/08)................... 2012   1.237           1.368                   711
                                                                        2011   1.316           1.237                   712
                                                                        2010   1.199           1.316                   712
                                                                        2009   0.928           1.199                 4,723
                                                                        2008   1.507           0.928                 4,014
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2012   1.211           1.373                 6,863
                                                                        2011   1.317           1.211                 7,039
                                                                        2010   1.173           1.317                 7,277
                                                                        2009   0.983           1.173                11,075
                                                                        2008   1.516           0.983                10,920
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2012   1.003           1.137                31,894
                                                                        2011   1.005           1.003                33,271
                                                                        2010   0.893           1.005                34,826
                                                                        2009   0.722           0.893                34,835
                                                                        2008   1.113           0.722                    --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.049           1.147                73,043
                                                                        2011   1.045           1.049                62,873
                                                                        2010   0.969           1.045                58,227
                                                                        2009   0.834           0.969                58,157
                                                                        2008   1.094           0.834                27,662
                                                                        2007   1.070           1.094                24,400
                                                                        2006   1.003           1.070                16,032
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.374           1.570                   632
                                                                        2011   1.387           1.374                   632
                                                                        2010   1.270           1.387                   632
                                                                        2009   1.071           1.270                   633
                                                                        2008   1.539           1.071                    --
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.240           1.476                   391
                                                                        2011   1.379           1.240                   392
                                                                        2010   1.277           1.379                 9,482
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   1.017           1.186                 3,654
                                                                        2011   1.050           1.017                 3,775
                                                                        2010   0.916           1.050                 3,899
                                                                        2009   0.652           0.916                16,093
                                                                        2008   1.070           0.652                 1,466
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.420           1.616                 9,372
                                                                        2011   1.425           1.420                 9,462
                                                                        2010   1.077           1.425                 9,593
                                                                        2009   0.791           1.077                15,613
                                                                        2008   1.206           0.791                 9,714

                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2012   1.927           1.958                  9,260
                                                                        2011   1.686           1.927                 42,094
                                                                        2010   1.617           1.686                 15,666
                                                                        2009   1.434           1.617                 16,446
                                                                        2008   2.160           1.434                 15,854
                                                                        2007   1.825           2.160                 27,002
                                                                        2006   1.482           1.825                 22,656
                                                                        2005   1.293           1.482                 23,710
                                                                        2004   1.067           1.293                 19,240
                                                                        2003   1.000           1.067                 11,440
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.154           1.159                     --
                                                                        2005   1.087           1.154                290,401
                                                                        2004   1.063           1.087                288,456
                                                                        2003   1.000           1.063                167,112
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.751           2.025                 42,122
                                                                        2011   1.796           1.751                 43,772
                                                                        2010   1.611           1.796                 42,849
                                                                        2009   1.089           1.611                 57,355
                                                                        2008   2.028           1.089                 65,036
                                                                        2007   1.552           2.028                 59,605
                                                                        2006   1.330           1.552                 49,800
                                                                        2005   1.187           1.330                 51,573
                                                                        2004   1.121           1.187                 56,378
                                                                        2003   1.000           1.121                 28,484
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.893           1.145                     --
                                                                        2008   1.710           0.893                 23,568
                                                                        2007   1.815           1.710                 27,930
                                                                        2006   1.634           1.815                 27,698
                                                                        2005   1.434           1.634                 26,862
                                                                        2004   1.238           1.434                 14,324
                                                                        2003   1.000           1.238                  1,309
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.058           1.058                     --
                                                                        2011   1.273           1.058                     --
                                                                        2010   1.156           1.273                 19,497
                                                                        2009   1.153           1.156                 21,912

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................. 2007   2.640           2.763                     --
                                                                         2006   2.031           2.640                121,269
                                                                         2005   1.618           2.031                126,189
                                                                         2004   1.320           1.618                 57,431
                                                                         2003   1.000           1.320                 22,637
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)................ 2008   1.476           1.447                     --
                                                                         2007   1.484           1.476                435,379
                                                                         2006   1.404           1.484                460,599
                                                                         2005   1.314           1.404                460,059
                                                                         2004   1.172           1.314                298,946
                                                                         2003   1.000           1.172                153,167
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.248           1.368                  8,262
                                                                         2011   1.264           1.248                 56,279
                                                                         2010   1.124           1.264                  8,262
                                                                         2009   0.859           1.124                  8,262
                                                                         2008   1.338           0.859                  8,266
                                                                         2007   1.269           1.338                  8,266
                                                                         2006   1.187           1.269                  8,266
                                                                         2005   1.170           1.187                  8,266
                                                                         2004   1.126           1.170                     --
                                                                         2003   1.000           1.126                     --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.170           1.112                     --
                                                                         2007   1.137           1.170                468,489
                                                                         2006   1.006           1.137                488,240
                                                                         2005   1.000           1.006                403,756
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   2.195           1.801                 85,294
                                                                         2006   1.631           2.195                 95,229
                                                                         2005   1.493           1.631                113,357
                                                                         2004   1.164           1.493                 85,025
                                                                         2003   1.000           1.164                 27,729
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.037           1.008                     --
                                                                         2007   1.019           1.037                 49,918
                                                                         2006   0.995           1.019                 24,664
                                                                         2005   1.000           0.995                 31,602

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Global Opportunities Subaccount (Class B) (7/03)........ 2010   1.588           1.702                     --
                                                              2009   1.096           1.588                 31,258
                                                              2008   2.242           1.096                 73,951
                                                              2007   2.098           2.242                 82,343
                                                              2006   1.754           2.098                 99,521
                                                              2005   1.514           1.754                104,972
                                                              2004   1.254           1.514                 98,828
                                                              2003   1.000           1.254                 80,019
 DWS Growth & Income Subaccount (Class B) (6/03)............. 2008   1.388           1.302                     --
                                                              2007   1.401           1.388                160,579
                                                              2006   1.260           1.401                210,033
                                                              2005   1.215           1.260                176,373
                                                              2004   1.128           1.215                124,026
                                                              2003   1.000           1.128                 17,359
 DWS Health Care VIP Subaccount (Class B) (6/03)............. 2011   1.390           1.561                     --
                                                              2010   1.315           1.390                102,334
                                                              2009   1.101           1.315                113,790
                                                              2008   1.466           1.101                121,650
                                                              2007   1.324           1.466                148,908
                                                              2006   1.276           1.324                136,011
                                                              2005   1.203           1.276                139,318
                                                              2004   1.123           1.203                 96,846
                                                              2003   1.000           1.123                  4,467
 DWS I Capital Growth Subaccount (Class B) (7/03)............ 2012   1.270           1.441                317,143
                                                              2011   1.359           1.270                361,167
                                                              2010   1.191           1.359                302,632
                                                              2009   0.959           1.191                458,034
                                                              2008   1.464           0.959                524,155
                                                              2007   1.330           1.464                595,695
                                                              2006   1.253           1.330                616,559
                                                              2005   1.177           1.253                313,252
                                                              2004   1.115           1.177                 40,798
                                                              2003   1.000           1.115                  9,919
 DWS International Subaccount (Class B) (7/03)............... 2008   2.117           2.025                     --
                                                              2007   1.889           2.117                178,211
                                                              2006   1.535           1.889                176,674
                                                              2005   1.352           1.535                131,334
                                                              2004   1.185           1.352                130,051
                                                              2003   1.000           1.185                 21,842

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.428           1.572                     --
                                                                   2005   1.285           1.428                     --
                                                                   2004   1.176           1.285                     --
                                                                   2003   1.000           1.176                     --
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.249           1.214                     --
                                                                   2007   1.219           1.249                101,585
                                                                   2006   1.131           1.219                111,401
                                                                   2005   1.110           1.131                107,539
                                                                   2004   1.063           1.110                101,837
                                                                   2003   1.000           1.063                 12,272
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.613           1.510                     --
                                                                   2007   1.594           1.613                100,502
                                                                   2006   1.411           1.594                 99,681
                                                                   2005   1.311           1.411                116,657
                                                                   2004   1.156           1.311                 78,630
                                                                   2003   1.000           1.156                 11,317
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.899           0.906                     --
                                                                   2008   1.189           0.899                360,131
                                                                   2007   1.157           1.189                371,557
                                                                   2006   1.084           1.157                296,784
                                                                   2005   1.058           1.084                213,886
                                                                   2004   1.003           1.058                  8,761
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.047           1.009                     --
                                                                   2007   1.029           1.047                715,867
                                                                   2006   1.009           1.029                721,818
                                                                   2005   1.010           1.009                755,373
                                                                   2004   0.989           1.010                741,711
                                                                   2003   1.000           0.989                 40,767
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.556           1.506                     --
                                                                   2007   1.523           1.556                804,221
                                                                   2006   1.357           1.523                831,053
                                                                   2005   1.266           1.357                798,456
                                                                   2004   1.158           1.266                654,549
                                                                   2003   1.000           1.158                214,266
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.207           1.262                     --
                                                                   2005   1.236           1.207                 81,798
                                                                   2004   1.130           1.236                 80,918
                                                                   2003   1.000           1.130                  3,862

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)............ 2008   1.522           1.450                      --
                                                                       2007   1.587           1.522                 732,138
                                                                       2006   1.368           1.587                 806,444
                                                                       2005   1.297           1.368                 598,995
                                                                       2004   1.163           1.297                 282,426
                                                                       2003   1.000           1.163                  25,645
 DWS Foreign Value Subaccount (Class B) (11/04)....................... 2006   1.131           1.355                      --
                                                                       2005   1.053           1.131                  64,188
                                                                       2004   1.000           1.053                  50,309
 DWS Growth Allocation Subaccount (Class B) (9/04).................... 2009   0.838           0.839                      --
                                                                       2008   1.305           0.838               1,581,048
                                                                       2007   1.259           1.305               1,490,977
                                                                       2006   1.139           1.259               1,538,144
                                                                       2005   1.095           1.139               1,523,550
                                                                       2004   1.016           1.095               1,103,829
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.299           1.283                      --
                                                                       2007   1.317           1.299                 592,256
                                                                       2006   1.219           1.317                 613,922
                                                                       2005   1.201           1.219                 616,581
                                                                       2004   1.092           1.201                 592,379
                                                                       2003   1.000           1.092                 138,613
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.857           2.066                 202,400
                                                                       2011   2.021           1.857                 212,755
                                                                       2010   1.679           2.021                 247,220
                                                                       2009   1.324           1.679                 324,782
                                                                       2008   2.034           1.324                 383,584
                                                                       2007   2.019           2.034                 403,392
                                                                       2006   1.652           2.019                 442,398
                                                                       2005   1.533           1.652                 448,368
                                                                       2004   1.245           1.533                 304,896
                                                                       2003   1.000           1.245                 107,469
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.058           1.076                      --
                                                                       2005   1.042           1.058                  90,075
                                                                       2004   1.005           1.042                      --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.222           1.242                      --
                                                                       2004   1.132           1.222                 312,892
                                                                       2003   1.000           1.132                  20,158

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   2.189           2.109                      --
                                                                      2007   1.920           2.189                 209,300
                                                                      2006   1.565           1.920                 255,617
                                                                      2005   1.399           1.565                 262,838
                                                                      2004   1.210           1.399                 189,048
                                                                      2003   1.000           1.210                  88,264
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.477           1.417                      --
                                                                      2007   1.418           1.477                 300,902
                                                                      2006   1.338           1.418                 278,136
                                                                      2005   1.221           1.338                 283,186
                                                                      2004   1.120           1.221                 215,207
                                                                      2003   1.000           1.120                 119,673
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.285           1.268                      --
                                                                      2005   1.223           1.285                  87,257
                                                                      2004   1.110           1.223                  70,171
                                                                      2003   1.000           1.110                  73,182
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.149           1.271                      --
                                                                      2005   1.037           1.149                  49,823
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.556           1.533                      --
                                                                      2007   1.407           1.556                 235,025
                                                                      2006   1.247           1.407                 250,594
                                                                      2005   1.251           1.247                 265,905
                                                                      2004   1.163           1.251                 275,024
                                                                      2003   1.000           1.163                  60,395
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.261           1.296                      --
                                                                      2005   1.293           1.261                 198,995
                                                                      2004   1.122           1.293                 187,731
                                                                      2003   1.000           1.122                   1,201
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.530           1.439                      --
                                                                      2007   1.445           1.530                  35,824
                                                                      2006   1.332           1.445                  36,664
                                                                      2005   1.184           1.332                  36,569
                                                                      2004   1.165           1.184                  22,308
                                                                      2003   1.000           1.165                  19,438
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.851           0.853                      --
                                                                      2008   1.245           0.851                 822,989
                                                                      2007   1.208           1.245                 845,420
                                                                      2006   1.110           1.208                 984,151
                                                                      2005   1.076           1.110               1,139,760
                                                                      2004   1.000           1.076                  89,489

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Money Market Subaccount (Class B) (7/03)................. 2008   1.031           1.034                     --
                                                               2007   1.004           1.031                 33,657
                                                               2006   0.982           1.004                146,413
                                                               2005   0.977           0.982                 28,760
                                                               2004   0.990           0.977                274,043
                                                               2003   1.000           0.990                  6,766
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)......... 2006   1.107           1.129                     --
                                                               2005   1.182           1.107                212,634
                                                               2004   1.194           1.182                 42,485
                                                               2003   1.000           1.194                     --
 DWS Small Cap Growth Subaccount (Class B) (7/03)............. 2008   1.374           1.197                     --
                                                               2007   1.323           1.374                 81,560
                                                               2006   1.287           1.323                 71,759
                                                               2005   1.229           1.287                 72,117
                                                               2004   1.133           1.229                 48,356
                                                               2003   1.000           1.133                 16,484
 DWS Strategic Income Subaccount (Class B) (6/03)............. 2008   1.151           1.151                     --
                                                               2007   1.117           1.151                349,696
                                                               2006   1.047           1.117                353,312
                                                               2005   1.047           1.047                368,592
                                                               2004   0.985           1.047                348,639
                                                               2003   1.000           0.985                 33,347
 DWS Technology Subaccount (Class B) (7/03)................... 2010   1.113           1.151                     --
                                                               2009   0.710           1.113                 65,883
                                                               2008   1.350           0.710                 74,524
                                                               2007   1.209           1.350                 86,576
                                                               2006   1.227           1.209                 84,702
                                                               2005   1.211           1.227                149,732
                                                               2004   1.216           1.211                 92,170
                                                               2003   1.000           1.216                 23,585
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........ 2008   1.839           1.710                     --
                                                               2007   1.498           1.839                107,814
                                                               2006   1.437           1.498                105,855
                                                               2005   1.317           1.437                102,298
                                                               2004   1.213           1.317                 76,106
                                                               2003   1.000           1.213                 12,043

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWSII Global Thematic Subaccount (Class B) (8/03)............... 2012   1.406           1.630                   6,152
                                                                  2011   1.679           1.406                   6,117
                                                                  2010   1.511           1.679                   7,942
                                                                  2009   1.075           1.511                   7,965
                                                                  2008   2.103           1.075                   9,693
                                                                  2007   2.025           2.103                  46,979
                                                                  2006   1.592           2.025                  12,823
                                                                  2005   1.324           1.592                  17,978
                                                                  2004   1.180           1.324                  17,695
                                                                  2003   1.000           1.180                   1,413
 DWSII Government & Agency Securities Subaccount (Class B) (6/03) 2012   1.268           1.275                  72,439
                                                                  2011   1.206           1.268                 206,989
                                                                  2010   1.157           1.206                 127,009
                                                                  2009   1.095           1.157                 126,656
                                                                  2008   1.068           1.095                 124,617
                                                                  2007   1.031           1.068                 119,639
                                                                  2006   1.013           1.031                 142,686
                                                                  2005   1.010           1.013                 153,770
                                                                  2004   0.996           1.010                 151,122
                                                                  2003   1.000           0.996                  10,475
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *......... 2012   1.573           1.799                 651,101
                                                                  2011   1.567           1.573                 682,473
                                                                  2010   1.379           1.567               1,050,209
                                                                  2009   0.959           1.379                 462,408
                                                                  2008   1.286           0.959                 555,213
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)........ 2012   1.128           1.261                 713,295
                                                                  2011   1.170           1.128                 713,295
                                                                  2010   1.050           1.170                 723,967
                                                                  2009   0.875           1.050                 724,442
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).......... 2012   1.136           1.289               1,399,007
                                                                  2011   1.204           1.136               1,504,088
                                                                  2010   1.063           1.204               1,504,219
                                                                  2009   0.865           1.063               1,366,907
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)........ 2012   1.180           1.301                 420,445
                                                                  2011   1.204           1.180                 428,117
                                                                  2010   1.092           1.204                 438,565
                                                                  2009   0.925           1.092                 446,559

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2012   2.444
                                                                                2011   3.053
                                                                                2010   2.509
                                                                                2009   1.512
                                                                                2008   3.453
                                                                                2007   2.746
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2012   1.600
                                                                                2011   1.826
                                                                                2010   1.671
                                                                                2009   1.294
                                                                                2008   2.224
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2012   1.016
                                                                                2011   1.093
                                                                                2010   0.907
                                                                                2009   0.676
                                                                                2008   1.072
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2012   1.449
                                                                                2011   1.427
                                                                                2010   1.298
                                                                                2009   0.996
                                                                                2008   1.153
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2012   1.219
                                                                                2011   1.380
                                                                                2010   1.174
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2012   0.862
                                                                                2011   0.915
                                                                                2010   0.797
                                                                                2009   0.686
                                                                                2008   1.035
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2012   1.538
                                                                                2011   1.594
                                                                                2010   1.272
                                                                                2009   0.891
                                                                                2008   1.442
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2012   1.518
                                                                                2011   1.672
                                                                                2010   1.340
                                                                                2009   0.928
                                                                                2008   1.704



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2.855                  52,885
                                                                                2.444                  50,531
                                                                                3.053                  56,423
                                                                                2.509                  89,789
                                                                                1.512                  94,074
                                                                                3.453                 104,255
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 1.832                 241,788
                                                                                1.600                 282,332
                                                                                1.826                 283,229
                                                                                1.671                 291,236
                                                                                1.294                 351,642
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 1.050                 401,086
                                                                                1.016                 442,557
                                                                                1.093                 705,602
                                                                                0.907                 708,664
                                                                                0.676                 773,187
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 1.584               1,047,284
                                                                                1.449               1,145,450
                                                                                1.427               1,149,453
                                                                                1.298               1,372,955
                                                                                0.996                 324,220
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 1.345                  65,426
                                                                                1.219                 112,522
                                                                                1.380                  68,065
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 0.997                 437,276
                                                                                0.862                 521,650
                                                                                0.915                 543,344
                                                                                0.797                 560,177
                                                                                0.686                 557,303
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 1.716                  50,976
                                                                                1.538                  82,200
                                                                                1.594                  42,063
                                                                                1.272                  29,296
                                                                                0.891                  36,084
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 1.579                  67,174
                                                                                1.518                  66,103
                                                                                1.672                  71,039
                                                                                1.340                  81,041
                                                                                0.928                  88,773

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2012   1.133           1.192                501,333
                                                                   2011   1.086           1.133                626,069
                                                                   2010   1.024           1.086                533,887
                                                                   2009   0.956           1.024                617,076
                                                                   2008   1.012           0.956                701,637
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2012   1.187           1.305                 25,940
                                                                   2011   1.168           1.187                 45,279
                                                                   2010   1.089           1.168                 45,833
                                                                   2009   0.948           1.089                 88,698
                                                                   2008   1.212           0.948                 85,266
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2012   1.146           1.281                365,840
                                                                   2011   1.144           1.146                462,078
                                                                   2010   1.071           1.144                485,382
                                                                   2009   0.983           1.071                701,651
                                                                   2008   1.445           0.983                721,612
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2012   1.755           1.722                 83,061
                                                                   2011   1.789           1.755                130,445
                                                                   2010   1.823           1.789                 81,244
                                                                   2009   1.853           1.823                252,958
                                                                   2008   1.850           1.853                465,455
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2012   1.227           1.355                398,164
                                                                   2011   1.306           1.227                493,142
                                                                   2010   1.192           1.306                618,059
                                                                   2009   0.922           1.192                686,761
                                                                   2008   1.500           0.922                760,033
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2012   1.200           1.360                 62,788
                                                                   2011   1.307           1.200                 95,724
                                                                   2010   1.165           1.307                 99,851
                                                                   2009   0.978           1.165                 76,059
                                                                   2008   1.509           0.978                 80,612
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2012   0.997           1.129                131,415
                                                                   2011   0.999           0.997                188,966
                                                                   2010   0.890           0.999                225,288
                                                                   2009   0.720           0.890                227,845
                                                                   2008   1.111           0.720                208,244

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.043           1.139                210,762
                                                                        2011   1.041           1.043                283,598
                                                                        2010   0.966           1.041                395,524
                                                                        2009   0.832           0.966                471,387
                                                                        2008   1.092           0.832                325,782
                                                                        2007   1.069           1.092                379,953
                                                                        2006   1.003           1.069                325,089
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.362           1.555                154,572
                                                                        2011   1.377           1.362                195,039
                                                                        2010   1.261           1.377                195,309
                                                                        2009   1.065           1.261                240,756
                                                                        2008   1.531           1.065                243,676
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.341           1.595                 47,266
                                                                        2011   1.493           1.341                 47,672
                                                                        2010   1.384           1.493                 52,565
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   1.012           1.178                267,091
                                                                        2011   1.045           1.012                236,797
                                                                        2010   0.912           1.045                409,259
                                                                        2009   0.650           0.912                386,369
                                                                        2008   1.068           0.650                398,832
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.408           1.601                 63,621
                                                                        2011   1.414           1.408                 67,943
                                                                        2010   1.070           1.414                117,116
                                                                        2009   0.787           1.070                 92,216
                                                                        2008   1.200           0.787                 93,582



                               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2012   1.918           1.949               165,514
                                                                2011   1.680           1.918               175,193
                                                                2010   1.611           1.680               185,186
                                                                2009   1.430           1.611               180,142
                                                                2008   2.155           1.430               215,906
                                                                2007   1.822           2.155               312,590
                                                                2006   1.481           1.822               366,397
                                                                2005   1.292           1.481               372,594
                                                                2004   1.066           1.292               255,686
                                                                2003   1.000           1.066                53,333

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.152           1.158                      --
                                                                        2005   1.086           1.152               1,412,665
                                                                        2004   1.062           1.086               1,319,889
                                                                        2003   1.000           1.062                 193,955
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.743           2.015                 225,971
                                                                        2011   1.789           1.743                 238,619
                                                                        2010   1.605           1.789                 303,140
                                                                        2009   1.086           1.605                 332,591
                                                                        2008   2.024           1.086                 428,762
                                                                        2007   1.550           2.024                 465,065
                                                                        2006   1.328           1.550                 381,065
                                                                        2005   1.186           1.328                 362,283
                                                                        2004   1.121           1.186                 202,175
                                                                        2003   1.000           1.121                  83,217
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.891           1.141                      --
                                                                        2008   1.706           0.891                  79,244
                                                                        2007   1.812           1.706                  95,211
                                                                        2006   1.632           1.812                 111,268
                                                                        2005   1.433           1.632                 114,136
                                                                        2004   1.238           1.433                 153,840
                                                                        2003   1.000           1.238                   5,549
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.054           1.054                      --
                                                                        2011   1.268           1.054                      --
                                                                        2010   1.152           1.268                  92,221
                                                                        2009   1.149           1.152                  58,852
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.636           2.758                      --
                                                                        2006   2.028           2.636                 838,986
                                                                        2005   1.616           2.028                 899,458
                                                                        2004   1.319           1.616                 587,875
                                                                        2003   1.000           1.319                  20,306
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.472           1.443                      --
                                                                        2007   1.481           1.472               1,303,173
                                                                        2006   1.402           1.481               1,426,094
                                                                        2005   1.313           1.402               1,596,211
                                                                        2004   1.172           1.313               1,372,525
                                                                        2003   1.000           1.172                 156,281

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.243           1.361                  45,925
                                                                         2011   1.259           1.243                  42,981
                                                                         2010   1.121           1.259                  74,902
                                                                         2009   0.856           1.121                  76,944
                                                                         2008   1.335           0.856                  55,365
                                                                         2007   1.267           1.335                  86,767
                                                                         2006   1.185           1.267                 101,987
                                                                         2005   1.169           1.185                 110,465
                                                                         2004   1.125           1.169                  37,746
                                                                         2003   1.000           1.125                  20,972
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.169           1.110                      --
                                                                         2007   1.137           1.169               2,697,228
                                                                         2006   1.006           1.137               2,713,066
                                                                         2005   1.000           1.006               2,858,953
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   2.191           1.797               1,040,641
                                                                         2006   1.629           2.191               1,143,930
                                                                         2005   1.492           1.629               1,245,319
                                                                         2004   1.164           1.492               1,086,069
                                                                         2003   1.000           1.164                 219,388
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.036           1.007                      --
                                                                         2007   1.018           1.036                  70,390
                                                                         2006   0.995           1.018                   7,265
                                                                         2005   1.000           0.995                   7,272
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   1.583           1.696                      --
                                                                         2009   1.093           1.583                 668,832
                                                                         2008   2.237           1.093                 782,684
                                                                         2007   2.094           2.237                 884,298
                                                                         2006   1.752           2.094                 914,487
                                                                         2005   1.513           1.752               1,083,970
                                                                         2004   1.253           1.513                 654,608
                                                                         2003   1.000           1.253                 120,691
 DWS Growth & Income Subaccount (Class B) (6/03)........................ 2008   1.385           1.299                      --
                                                                         2007   1.399           1.385                 992,695
                                                                         2006   1.259           1.399               1,114,920
                                                                         2005   1.214           1.259               1,061,409
                                                                         2004   1.128           1.214                 820,983
                                                                         2003   1.000           1.128                  98,074

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                             YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Health Care VIP Subaccount (Class B) (6/03)......... 2011   1.384           1.555                      --
                                                          2010   1.311           1.384                 477,607
                                                          2009   1.097           1.311                 484,982
                                                          2008   1.463           1.097                 661,899
                                                          2007   1.322           1.463                 770,922
                                                          2006   1.274           1.322                 807,263
                                                          2005   1.202           1.274               1,118,378
                                                          2004   1.123           1.202                 763,880
                                                          2003   1.000           1.123                 115,899
 DWS I Capital Growth Subaccount (Class B) (7/03)........ 2012   1.265           1.434               1,756,102
                                                          2011   1.354           1.265               1,995,947
                                                          2010   1.187           1.354               1,847,925
                                                          2009   0.957           1.187               2,268,695
                                                          2008   1.461           0.957               2,595,224
                                                          2007   1.328           1.461               3,220,778
                                                          2006   1.252           1.328               3,496,811
                                                          2005   1.176           1.252               2,323,786
                                                          2004   1.115           1.176                 688,589
                                                          2003   1.000           1.115                 165,098
 DWS International Subaccount (Class B) (7/03)........... 2008   2.112           2.020                      --
                                                          2007   1.885           2.112                 905,996
                                                          2006   1.533           1.885                 941,853
                                                          2005   1.350           1.533                 739,991
                                                          2004   1.185           1.350                 544,810
                                                          2003   1.000           1.185                  88,568
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03).......... 2006   1.426           1.570                      --
                                                          2005   1.284           1.426                  96,209
                                                          2004   1.175           1.284                 100,352
                                                          2003   1.000           1.175                  70,396
 DWS Balanced Subaccount (Class B) (7/03)................ 2008   1.246           1.211                      --
                                                          2007   1.217           1.246               1,314,581
                                                          2006   1.130           1.217               1,305,019
                                                          2005   1.109           1.130               1,413,029
                                                          2004   1.063           1.109               1,135,374
                                                          2003   1.000           1.063                 240,677
 DWS Blue Chip Subaccount (Class B) (6/03)............... 2008   1.610           1.506                      --
                                                          2007   1.591           1.610               1,507,328
                                                          2006   1.409           1.591               1,597,699
                                                          2005   1.310           1.409               1,630,945
                                                          2004   1.156           1.310               1,070,728
                                                          2003   1.000           1.156                 187,464

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.897           0.904                      --
                                                                   2008   1.187           0.897               3,143,648
                                                                   2007   1.156           1.187               3,060,131
                                                                   2006   1.083           1.156               2,698,129
                                                                   2005   1.058           1.083               2,090,415
                                                                   2004   1.003           1.058                 818,805
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.045           1.006                      --
                                                                   2007   1.027           1.045               3,343,448
                                                                   2006   1.008           1.027               3,490,478
                                                                   2005   1.009           1.008               3,471,549
                                                                   2004   0.988           1.009               3,241,694
                                                                   2003   1.000           0.988                 776,414
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.552           1.503                      --
                                                                   2007   1.520           1.552               2,573,182
                                                                   2006   1.355           1.520               3,220,705
                                                                   2005   1.265           1.355               3,877,898
                                                                   2004   1.158           1.265               3,402,692
                                                                   2003   1.000           1.158                 281,093
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.206           1.260                      --
                                                                   2005   1.235           1.206               1,093,138
                                                                   2004   1.130           1.235                 702,747
                                                                   2003   1.000           1.130                 114,752
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.519           1.447                      --
                                                                   2007   1.584           1.519               5,027,960
                                                                   2006   1.366           1.584               5,167,979
                                                                   2005   1.296           1.366               3,949,262
                                                                   2004   1.163           1.296               2,944,614
                                                                   2003   1.000           1.163                 345,760
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.130           1.354                      --
                                                                   2005   1.053           1.130                 233,518
                                                                   2004   1.000           1.053                      --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.836           0.837                      --
                                                                   2008   1.302           0.836               4,429,979
                                                                   2007   1.258           1.302               4,703,657
                                                                   2006   1.139           1.258               4,910,402
                                                                   2005   1.095           1.139               4,529,817
                                                                   2004   1.016           1.095               1,527,819

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.296           1.279                      --
                                                                       2007   1.314           1.296               1,452,167
                                                                       2006   1.217           1.314               1,728,669
                                                                       2005   1.200           1.217               1,715,502
                                                                       2004   1.092           1.200               1,606,243
                                                                       2003   1.000           1.092                 495,171
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.849           2.056                 706,574
                                                                       2011   2.013           1.849                 825,410
                                                                       2010   1.673           2.013                 976,117
                                                                       2009   1.320           1.673               1,299,617
                                                                       2008   2.029           1.320               1,327,067
                                                                       2007   2.016           2.029               1,553,769
                                                                       2006   1.650           2.016               1,727,703
                                                                       2005   1.532           1.650               1,912,056
                                                                       2004   1.245           1.532               1,653,878
                                                                       2003   1.000           1.245                 203,281
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.057           1.075                      --
                                                                       2005   1.041           1.057                 616,698
                                                                       2004   1.005           1.041                 403,424
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.221           1.241                      --
                                                                       2004   1.132           1.221               2,195,972
                                                                       2003   1.000           1.132                 163,658
 DWS International Select Equity Subaccount (Class B) (7/03).......... 2008   2.184           2.104                      --
                                                                       2007   1.917           2.184               1,717,858
                                                                       2006   1.563           1.917               2,030,052
                                                                       2005   1.398           1.563               2,020,976
                                                                       2004   1.210           1.398               1,931,793
                                                                       2003   1.000           1.210                 141,788
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................ 2008   1.474           1.414                      --
                                                                       2007   1.415           1.474                 611,394
                                                                       2006   1.336           1.415                 679,397
                                                                       2005   1.220           1.336                 737,651
                                                                       2004   1.120           1.220                 990,342
                                                                       2003   1.000           1.120                 158,746
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)........... 2006   1.283           1.266                      --
                                                                       2005   1.222           1.283                  92,956
                                                                       2004   1.110           1.222                  32,352
                                                                       2003   1.000           1.110                   9,683
 DWS Large Cap Core Subaccount (Class B) (12/04)...................... 2006   1.148           1.270                      --
                                                                       2005   1.036           1.148                  65,272

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.553           1.529                      --
                                                                      2007   1.404           1.553                 912,428
                                                                      2006   1.245           1.404               1,026,737
                                                                      2005   1.250           1.245               1,170,701
                                                                      2004   1.163           1.250               1,211,453
                                                                      2003   1.000           1.163                 384,869
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.259           1.294                      --
                                                                      2005   1.292           1.259                 732,687
                                                                      2004   1.122           1.292                 826,372
                                                                      2003   1.000           1.122                 285,227
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.527           1.436                      --
                                                                      2007   1.443           1.527                 279,456
                                                                      2006   1.331           1.443                 274,945
                                                                      2005   1.183           1.331                 259,942
                                                                      2004   1.165           1.183                 120,411
                                                                      2003   1.000           1.165                  32,701
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.849           0.851                      --
                                                                      2008   1.243           0.849               4,744,890
                                                                      2007   1.206           1.243               5,694,782
                                                                      2006   1.109           1.206               5,493,860
                                                                      2005   1.076           1.109               5,500,435
                                                                      2004   1.000           1.076               1,696,423
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.029           1.032                      --
                                                                      2007   1.002           1.029               3,363,453
                                                                      2006   0.981           1.002               1,921,703
                                                                      2005   0.976           0.981                 407,293
                                                                      2004   0.990           0.976               1,690,427
                                                                      2003   1.000           0.990               1,382,432
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   1.106           1.127                      --
                                                                      2005   1.181           1.106               1,166,411
                                                                      2004   1.194           1.181                 863,278
                                                                      2003   1.000           1.194                 113,339
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.371           1.194                      --
                                                                      2007   1.321           1.371               1,115,019
                                                                      2006   1.285           1.321               1,174,710
                                                                      2005   1.228           1.285               1,251,546
                                                                      2004   1.133           1.228               1,091,295
                                                                      2003   1.000           1.133                 113,258

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Strategic Income Subaccount (Class B) (6/03)............. 2008   1.149           1.148                      --
                                                               2007   1.115           1.149               1,684,108
                                                               2006   1.045           1.115               1,810,175
                                                               2005   1.046           1.045               1,782,342
                                                               2004   0.985           1.046               1,449,640
                                                               2003   1.000           0.985                 154,432
 DWS Technology Subaccount (Class B) (7/03)................... 2010   1.110           1.147                      --
                                                               2009   0.708           1.110                 341,284
                                                               2008   1.347           0.708                 416,050
                                                               2007   1.207           1.347                 373,758
                                                               2006   1.225           1.207                 418,102
                                                               2005   1.210           1.225                 654,505
                                                               2004   1.216           1.210                 590,476
                                                               2003   1.000           1.216                 175,265
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........ 2008   1.835           1.706                      --
                                                               2007   1.495           1.835                 444,814
                                                               2006   1.436           1.495                 421,434
                                                               2005   1.316           1.436                 458,244
                                                               2004   1.213           1.316                 494,879
                                                               2003   1.000           1.213                  72,271
 DWSII Global Thematic Subaccount (Class B) (8/03)............ 2012   1.400           1.622                 258,448
                                                               2011   1.673           1.400                 476,388
                                                               2010   1.506           1.673                 675,876
                                                               2009   1.072           1.506                 756,984
                                                               2008   2.098           1.072                 794,917
                                                               2007   2.021           2.098                 932,133
                                                               2006   1.590           2.021                 848,388
                                                               2005   1.323           1.590                 918,999
                                                               2004   1.180           1.323                 651,961
                                                               2003   1.000           1.180                 142,970
 DWSII Government & Agency Securities Subaccount (Class B) (6/02012   1.263           1.269               1,003,809
                                                               2011   1.201           1.263               1,028,108
                                                               2010   1.153           1.201               1,192,613
                                                               2009   1.092           1.153               1,226,957
                                                               2008   1.065           1.092               1,883,030
                                                               2007   1.029           1.065               1,653,043
                                                               2006   1.012           1.029               1,834,004
                                                               2005   1.009           1.012               1,702,600
                                                               2004   0.995           1.009               1,617,923
                                                               2003   1.000           0.995                 326,395

              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................... 2012   1.567
                                                                            2011   1.561
                                                                            2010   1.375
                                                                            2009   0.956
                                                                            2008   1.283
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................. 2012   1.124
                                                                            2011   1.166
                                                                            2010   1.047
                                                                            2009   0.873
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................... 2012   1.131
                                                                            2011   1.200
                                                                            2010   1.060
                                                                            2009   0.863
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................. 2012   1.176
                                                                            2011   1.200
                                                                            2010   1.089
                                                                            2009   0.923
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)..... 2012   2.433
                                                                            2011   3.041
                                                                            2010   2.501
                                                                            2009   1.507
                                                                            2008   3.445
                                                                            2007   2.741
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *.... 2012   1.593
                                                                            2011   1.819
                                                                            2010   1.665
                                                                            2009   1.291
                                                                            2008   2.219
 MIST MLA Mid Cap Subaccount (Class B) (4/08).............................. 2012   1.013
                                                                            2011   1.090
                                                                            2010   0.905
                                                                            2009   0.675
                                                                            2008   1.071
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................. 2012   1.442
                                                                            2011   1.422
                                                                            2010   1.294
                                                                            2009   0.994
                                                                            2008   1.151



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................... 1.790               2,609,942
                                                                            1.567               2,728,963
                                                                            1.561               3,271,656
                                                                            1.375                 931,655
                                                                            0.956               1,123,073
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................. 1.256               3,506,109
                                                                            1.124               3,810,455
                                                                            1.166               3,941,808
                                                                            1.047               4,584,310
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................... 1.284               2,393,988
                                                                            1.131               2,868,213
                                                                            1.200               3,345,619
                                                                            1.060               4,206,706
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................. 1.296               2,637,940
                                                                            1.176               2,486,193
                                                                            1.200               3,571,647
                                                                            1.089               3,195,710
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)..... 2.842                 391,783
                                                                            2.433                 428,564
                                                                            3.041                 580,201
                                                                            2.501                 607,176
                                                                            1.507                 711,476
                                                                            3.445                 691,308
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *.... 1.823               1,453,642
                                                                            1.593               1,712,926
                                                                            1.819               1,992,980
                                                                            1.665               2,268,150
                                                                            1.291               2,530,223
 MIST MLA Mid Cap Subaccount (Class B) (4/08).............................. 1.046               1,510,570
                                                                            1.013               1,694,566
                                                                            1.090               1,901,482
                                                                            0.905               1,947,311
                                                                            0.675               2,449,277
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................. 1.576               7,802,658
                                                                            1.442               8,390,112
                                                                            1.422               9,699,285
                                                                            1.294               6,183,121
                                                                            0.994               1,616,410

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2012   1.214           1.338                 182,024
                                                                          2011   1.375           1.214                 306,028
                                                                          2010   1.170           1.375                 322,408
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2012   0.859           0.994               6,185,928
                                                                          2011   0.913           0.859               6,692,749
                                                                          2010   0.795           0.913               7,589,083
                                                                          2009   0.685           0.795               8,557,665
                                                                          2008   1.034           0.685               9,498,604
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2012   1.532           1.707                 163,930
                                                                          2011   1.588           1.532                 177,601
                                                                          2010   1.268           1.588                 226,351
                                                                          2009   0.889           1.268                 253,345
                                                                          2008   1.439           0.889                 290,895
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2012   1.512           1.572                 238,153
                                                                          2011   1.666           1.512                 236,494
                                                                          2010   1.336           1.666                 264,514
                                                                          2009   0.926           1.336                 374,727
                                                                          2008   1.700           0.926                 358,510
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2012   1.128           1.186               2,719,293
                                                                          2011   1.082           1.128               2,474,912
                                                                          2010   1.021           1.082               2,640,347
                                                                          2009   0.953           1.021               2,976,550
                                                                          2008   1.009           0.953               3,941,577
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2012   1.182           1.299                 637,743
                                                                          2011   1.163           1.182                 714,384
                                                                          2010   1.085           1.163                 983,870
                                                                          2009   0.946           1.085               1,202,296
                                                                          2008   1.209           0.946               1,283,925
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2012   1.141           1.275               2,263,535
                                                                          2011   1.140           1.141               2,785,749
                                                                          2010   1.067           1.140               3,397,159
                                                                          2009   0.980           1.067               4,308,456
                                                                          2008   1.442           0.980               4,594,964
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2012   1.748           1.714               2,850,525
                                                                          2011   1.782           1.748               3,405,267
                                                                          2010   1.817           1.782               1,929,519
                                                                          2009   1.848           1.817               2,142,897
                                                                          2008   1.846           1.848               2,177,030

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Davis Venture Value Subaccount (Class B) (4/08)................... 2012   1.222           1.349               1,265,634
                                                                        2011   1.301           1.222               1,484,661
                                                                        2010   1.188           1.301               1,688,013
                                                                        2009   0.920           1.188               2,030,441
                                                                        2008   1.496           0.920               2,820,514
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2012   1.195           1.353                 762,519
                                                                        2011   1.302           1.195                 842,425
                                                                        2010   1.162           1.302               1,080,384
                                                                        2009   0.975           1.162               1,152,333
                                                                        2008   1.505           0.975               1,385,415
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2012   0.993           1.124               7,590,499
                                                                        2011   0.997           0.993               8,811,419
                                                                        2010   0.888           0.997              11,368,994
                                                                        2009   0.719           0.888              11,081,194
                                                                        2008   1.109           0.719               3,495,408
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.040           1.135                 873,486
                                                                        2011   1.038           1.040                 924,971
                                                                        2010   0.964           1.038               1,546,348
                                                                        2009   0.831           0.964               1,644,787
                                                                        2008   1.091           0.831               1,612,912
                                                                        2007   1.069           1.091               1,570,181
                                                                        2006   1.003           1.069               1,653,919
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.356           1.548                 438,224
                                                                        2011   1.372           1.356                 486,415
                                                                        2010   1.257           1.372                 507,445
                                                                        2009   1.062           1.257                 579,841
                                                                        2008   1.527           1.062                 724,967
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.336           1.587                 647,127
                                                                        2011   1.487           1.336                 712,326
                                                                        2010   1.379           1.487                 762,125
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   1.009           1.174               1,506,919
                                                                        2011   1.042           1.009               1,607,728
                                                                        2010   0.911           1.042               1,774,209
                                                                        2009   0.649           0.911               1,949,472
                                                                        2008   1.067           0.649               2,452,097
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.402           1.593               2,549,722
                                                                        2011   1.409           1.402               3,177,786
                                                                        2010   1.067           1.409               3,709,066
                                                                        2009   0.785           1.067               3,628,350
                                                                        2008   1.197           0.785               3,817,198

                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2012   1.910           1.940                    --
                                                                        2011   1.674           1.910                    --
                                                                        2010   1.606           1.674                    --
                                                                        2009   1.426           1.606                    --
                                                                        2008   2.150           1.426                    --
                                                                        2007   1.819           2.150                    --
                                                                        2006   1.479           1.819                    --
                                                                        2005   1.291           1.479                    --
                                                                        2004   1.066           1.291                    --
                                                                        2003   1.000           1.066                    --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.151           1.156                    --
                                                                        2005   1.086           1.151                    --
                                                                        2004   1.062           1.086                    --
                                                                        2003   1.000           1.062                    --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.736           2.006                    --
                                                                        2011   1.782           1.736                    --
                                                                        2010   1.600           1.782                    --
                                                                        2009   1.083           1.600                    --
                                                                        2008   2.019           1.083                    --
                                                                        2007   1.547           2.019                    --
                                                                        2006   1.326           1.547                    --
                                                                        2005   1.185           1.326                    --
                                                                        2004   1.121           1.185                    --
                                                                        2003   1.000           1.121                    --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.888           1.137                    --
                                                                        2008   1.702           0.888                    --
                                                                        2007   1.808           1.702                    --
                                                                        2006   1.630           1.808                    --
                                                                        2005   1.431           1.630                    --
                                                                        2004   1.238           1.431                 3,652
                                                                        2003   1.000           1.238                    --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.049           1.049                    --
                                                                        2011   1.263           1.049                    --
                                                                        2010   1.148           1.263                    --
                                                                        2009   1.145           1.148                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................. 2007   2.631           2.753                    --
                                                                         2006   2.025           2.631                    --
                                                                         2005   1.615           2.025                    --
                                                                         2004   1.319           1.615                    --
                                                                         2003   1.000           1.319                    --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)................ 2008   1.469           1.440                    --
                                                                         2007   1.478           1.469                    --
                                                                         2006   1.401           1.478                    --
                                                                         2005   1.312           1.401                    --
                                                                         2004   1.171           1.312                 3,916
                                                                         2003   1.000           1.171                    --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.237           1.355                    --
                                                                         2011   1.254           1.237                    --
                                                                         2010   1.117           1.254                    --
                                                                         2009   0.854           1.117                    --
                                                                         2008   1.332           0.854                    --
                                                                         2007   1.264           1.332                    --
                                                                         2006   1.184           1.264                    --
                                                                         2005   1.168           1.184                    --
                                                                         2004   1.125           1.168                    --
                                                                         2003   1.000           1.125                    --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.167           1.109                    --
                                                                         2007   1.136           1.167                    --
                                                                         2006   1.006           1.136                    --
                                                                         2005   1.000           1.006                    --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   2.187           1.793                 9,292
                                                                         2006   1.627           2.187                 9,302
                                                                         2005   1.491           1.627                 9,312
                                                                         2004   1.164           1.491                 5,292
                                                                         2003   1.000           1.164                    --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.035           1.005                    --
                                                                         2007   1.017           1.035                    --
                                                                         2006   0.995           1.017                    --
                                                                         2005   1.000           0.995                    --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Global Opportunities Subaccount (Class B) (7/03)........ 2010   1.578           1.690                    --
                                                              2009   1.090           1.578                    --
                                                              2008   2.232           1.090                    --
                                                              2007   2.091           2.232                    --
                                                              2006   1.750           2.091                    --
                                                              2005   1.512           1.750                    --
                                                              2004   1.253           1.512                 3,462
                                                              2003   1.000           1.253                    --
 DWS Growth & Income Subaccount (Class B) (6/03)............. 2008   1.382           0.836                    --
                                                              2007   1.396           1.382                    --
                                                              2006   1.257           1.396                    --
                                                              2005   1.213           1.257                    --
                                                              2004   1.127           1.213                 4,220
                                                              2003   1.000           1.127                    --
 DWS Health Care VIP Subaccount (Class B) (6/03)............. 2011   1.379           1.549                    --
                                                              2010   1.307           1.379                 4,845
                                                              2009   1.094           1.307                 4,848
                                                              2008   1.460           1.094                 4,851
                                                              2007   1.319           1.460                 4,854
                                                              2006   1.272           1.319                 4,857
                                                              2005   1.201           1.272                 4,860
                                                              2004   1.123           1.201                    --
                                                              2003   1.000           1.123                    --
 DWS I Capital Growth Subaccount (Class B) (7/03)............ 2012   1.259           1.427                 5,217
                                                              2011   1.349           1.259                 5,220
                                                              2010   1.183           1.349                    --
                                                              2009   0.954           1.183                    --
                                                              2008   1.457           0.954                    --
                                                              2007   1.326           1.457                    --
                                                              2006   1.250           1.326                    --
                                                              2005   1.175           1.250                    --
                                                              2004   1.115           1.175                    --
                                                              2003   1.000           1.115                    --
 DWS International Subaccount (Class B) (7/03)............... 2008   2.108           2.015                    --
                                                              2007   1.882           2.108                    --
                                                              2006   1.531           1.882                    --
                                                              2005   1.349           1.531                    --
                                                              2004   1.184           1.349                    --
                                                              2003   1.000           1.184                    --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.425           1.567           --
                                                                   2005   1.283           1.425           --
                                                                   2004   1.175           1.283           --
                                                                   2003   1.000           1.175           --
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.244           1.208           --
                                                                   2007   1.215           1.244           --
                                                                   2006   1.129           1.215           --
                                                                   2005   1.108           1.129           --
                                                                   2004   1.063           1.108           --
                                                                   2003   1.000           1.063           --
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.606           1.502           --
                                                                   2007   1.589           1.606           --
                                                                   2006   1.407           1.589           --
                                                                   2005   1.309           1.407           --
                                                                   2004   1.155           1.309           --
                                                                   2003   1.000           1.155           --
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.895           0.902           --
                                                                   2008   1.185           0.895           --
                                                                   2007   1.155           1.185           --
                                                                   2006   1.083           1.155           --
                                                                   2005   1.058           1.083           --
                                                                   2004   1.003           1.058           --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.042           1.004           --
                                                                   2007   1.025           1.042           --
                                                                   2006   1.007           1.025           --
                                                                   2005   1.008           1.007           --
                                                                   2004   0.988           1.008           --
                                                                   2003   1.000           0.988           --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.549           1.499           --
                                                                   2007   1.517           1.549           --
                                                                   2006   1.354           1.517           --
                                                                   2005   1.264           1.354           --
                                                                   2004   1.158           1.264           --
                                                                   2003   1.000           1.158           --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.204           1.258           --
                                                                   2005   1.234           1.204           --
                                                                   2004   1.129           1.234           --
                                                                   2003   1.000           1.129           --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)............ 2008   1.516           1.443                    --
                                                                       2007   1.581           1.516                10,489
                                                                       2006   1.364           1.581                10,500
                                                                       2005   1.295           1.364                 6,511
                                                                       2004   1.162           1.295                 6,124
                                                                       2003   1.000           1.162                    --
 DWS Foreign Value Subaccount (Class B) (11/04)....................... 2006   1.130           1.352                    --
                                                                       2005   1.053           1.130                    --
                                                                       2004   1.000           1.053                    --
 DWS Growth Allocation Subaccount (Class B) (9/04).................... 2009   0.834           0.835                    --
                                                                       2008   1.300           0.834                    --
                                                                       2007   1.256           1.300                    --
                                                                       2006   1.138           1.256                    --
                                                                       2005   1.095           1.138                    --
                                                                       2004   1.016           1.095                    --
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.293           1.276                    --
                                                                       2007   1.312           1.293                    --
                                                                       2006   1.215           1.312                    --
                                                                       2005   1.199           1.215                    --
                                                                       2004   1.091           1.199                 4,259
                                                                       2003   1.000           1.091                    --
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.841           2.046                    --
                                                                       2011   2.005           1.841                    --
                                                                       2010   1.668           2.005                    --
                                                                       2009   1.316           1.668                    --
                                                                       2008   2.025           1.316                    --
                                                                       2007   2.012           2.025                 1,776
                                                                       2006   1.647           2.012                 1,781
                                                                       2005   1.531           1.647                 1,787
                                                                       2004   1.244           1.531                 5,165
                                                                       2003   1.000           1.244                    --
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.057           1.074                    --
                                                                       2005   1.041           1.057                    --
                                                                       2004   1.005           1.041                    --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.220           1.239                    --
                                                                       2004   1.132           1.220                    --
                                                                       2003   1.000           1.132                    --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   2.179           2.099                    --
                                                                      2007   1.913           2.179                    --
                                                                      2006   1.561           1.913                    --
                                                                      2005   1.397           1.561                    --
                                                                      2004   1.209           1.397                    --
                                                                      2003   1.000           1.209                    --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.471           1.410                    --
                                                                      2007   1.413           1.471                    --
                                                                      2006   1.335           1.413                    --
                                                                      2005   1.219           1.335                    --
                                                                      2004   1.119           1.219                    --
                                                                      2003   1.000           1.119                    --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.282           1.264                    --
                                                                      2005   1.221           1.282                    --
                                                                      2004   1.110           1.221                    --
                                                                      2003   1.000           1.110                    --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.147           1.268                    --
                                                                      2005   1.036           1.147                    --
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.549           1.525                    --
                                                                      2007   1.402           1.549                 6,891
                                                                      2006   1.244           1.402                 6,900
                                                                      2005   1.249           1.244                 6,910
                                                                      2004   1.162           1.249                 2,170
                                                                      2003   1.000           1.162                    --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.258           1.292                    --
                                                                      2005   1.291           1.258                 4,575
                                                                      2004   1.122           1.291                    --
                                                                      2003   1.000           1.122                    --
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.523           1.432                    --
                                                                      2007   1.440           1.523                    --
                                                                      2006   1.329           1.440                    --
                                                                      2005   1.183           1.329                    --
                                                                      2004   1.164           1.183                    --
                                                                      2003   1.000           1.164                    --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.847           0.849                    --
                                                                      2008   1.241           0.847                    --
                                                                      2007   1.205           1.241                    --
                                                                      2006   1.108           1.205                    --
                                                                      2005   1.076           1.108                    --
                                                                      2004   1.000           1.076                    --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Money Market Subaccount (Class B) (7/03)................. 2008   1.026           1.029                    --
                                                               2007   1.001           1.026                    --
                                                               2006   0.979           1.001                    --
                                                               2005   0.975           0.979                    --
                                                               2004   0.990           0.975                    --
                                                               2003   1.000           0.990                    --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)......... 2006   1.105           1.125                    --
                                                               2005   1.180           1.105                    --
                                                               2004   1.193           1.180                    --
                                                               2003   1.000           1.193                    --
 DWS Small Cap Growth Subaccount (Class B) (7/03)............. 2008   1.367           1.191                    --
                                                               2007   1.319           1.367                    --
                                                               2006   1.284           1.319                    --
                                                               2005   1.227           1.284                    --
                                                               2004   1.132           1.227                    --
                                                               2003   1.000           1.132                    --
 DWS Strategic Income Subaccount (Class B) (6/03)............. 2008   1.146           1.145                    --
                                                               2007   1.113           1.146                11,194
                                                               2006   1.044           1.113                11,201
                                                               2005   1.045           1.044                11,208
                                                               2004   0.985           1.045                    --
                                                               2003   1.000           0.985                    --
 DWS Technology Subaccount (Class B) (7/03)................... 2010   1.106           1.143                    --
                                                               2009   0.706           1.106                    --
                                                               2008   1.344           0.706                    --
                                                               2007   1.205           1.344                    --
                                                               2006   1.224           1.205                    --
                                                               2005   1.209           1.224                    --
                                                               2004   1.215           1.209                    --
                                                               2003   1.000           1.215                    --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........ 2008   1.831           1.702                    --
                                                               2007   1.493           1.831                 8,879
                                                               2006   1.434           1.493                 8,884
                                                               2005   1.315           1.434                 8,890
                                                               2004   1.212           1.315                    --
                                                               2003   1.000           1.212                    --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWSII Global Thematic Subaccount (Class B) (8/03)............... 2012   1.394           1.614                    --
                                                                  2011   1.667           1.394                    --
                                                                  2010   1.501           1.667                    --
                                                                  2009   1.069           1.501                    --
                                                                  2008   2.093           1.069                    --
                                                                  2007   2.018           2.093                    --
                                                                  2006   1.588           2.018                    --
                                                                  2005   1.322           1.588                    --
                                                                  2004   1.180           1.322                    --
                                                                  2003   1.000           1.180                    --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03) 2012   1.257           1.263                    --
                                                                  2011   1.197           1.257                    --
                                                                  2010   1.149           1.197                    --
                                                                  2009   1.089           1.149                    --
                                                                  2008   1.063           1.089                    --
                                                                  2007   1.028           1.063                    --
                                                                  2006   1.010           1.028                    --
                                                                  2005   1.008           1.010                    --
                                                                  2004   0.995           1.008                 5,032
                                                                  2003   1.000           0.995                    --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *......... 2012   1.560           1.782                    --
                                                                  2011   1.555           1.560                    --
                                                                  2010   1.370           1.555                 1,970
                                                                  2009   0.953           1.370                    --
                                                                  2008   1.279           0.953                    --
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)........ 2012   1.120           1.251                    --
                                                                  2011   1.162           1.120                    --
                                                                  2010   1.044           1.162                    --
                                                                  2009   0.871           1.044                    --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).......... 2012   1.127           1.278                    --
                                                                  2011   1.196           1.127                    --
                                                                  2010   1.057           1.196                 8,804
                                                                  2009   0.861           1.057                 8,843
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)........ 2012   1.172           1.291                    --
                                                                  2011   1.197           1.172                    --
                                                                  2010   1.086           1.197                    --
                                                                  2009   0.921           1.086                    --

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2012   2.423
                                                                                2011   3.030
                                                                                2010   2.493
                                                                                2009   1.503
                                                                                2008   3.438
                                                                                2007   2.735
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2012   1.454
                                                                                2011   1.661
                                                                                2010   1.521
                                                                                2009   1.179
                                                                                2008   2.028
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2012   1.010
                                                                                2011   1.087
                                                                                2010   0.903
                                                                                2009   0.674
                                                                                2008   1.069
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2012   1.436
                                                                                2011   1.416
                                                                                2010   1.289
                                                                                2009   0.991
                                                                                2008   1.148
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2012   1.209
                                                                                2011   1.370
                                                                                2010   1.166
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2012   0.857
                                                                                2011   0.911
                                                                                2010   0.794
                                                                                2009   0.684
                                                                                2008   1.033
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2012   1.525
                                                                                2011   1.582
                                                                                2010   1.264
                                                                                2009   0.886
                                                                                2008   1.435
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2012   1.505
                                                                                2011   1.660
                                                                                2010   1.332
                                                                                2009   0.923
                                                                                2008   1.695



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2.828                    --
                                                                                2.423                    --
                                                                                3.030                    --
                                                                                2.493                    --
                                                                                1.503                    --
                                                                                3.438                    --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 1.663                    --
                                                                                1.454                    --
                                                                                1.661                    --
                                                                                1.521                    --
                                                                                1.179                    --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 1.042                    --
                                                                                1.010                    --
                                                                                1.087                    --
                                                                                0.903                    --
                                                                                0.674                    --
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 1.569                11,158
                                                                                1.436                11,165
                                                                                1.416                11,172
                                                                                1.289                11,179
                                                                                0.991                11,187
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 1.332                    --
                                                                                1.209                    --
                                                                                1.370                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 0.991                    --
                                                                                0.857                    --
                                                                                0.911                    --
                                                                                0.794                    --
                                                                                0.684                    --
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 1.699                    --
                                                                                1.525                    --
                                                                                1.582                    --
                                                                                1.264                    --
                                                                                0.886                    --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 1.564                 8,850
                                                                                1.505                 8,855
                                                                                1.660                 8,861
                                                                                1.332                 8,867
                                                                                0.923                 8,873

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2012   1.123           1.181                    --
                                                                   2011   1.078           1.123                    --
                                                                   2010   1.017           1.078                    --
                                                                   2009   0.951           1.017                    --
                                                                   2008   1.007           0.951                    --
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2012   1.177           1.293                    --
                                                                   2011   1.159           1.177                    --
                                                                   2010   1.082           1.159                    --
                                                                   2009   0.943           1.082                    --
                                                                   2008   1.206           0.943                    --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2012   1.136           1.269                 8,356
                                                                   2011   1.136           1.136                 8,361
                                                                   2010   1.064           1.136                 8,366
                                                                   2009   0.977           1.064                 8,372
                                                                   2008   1.438           0.977                 8,378
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2012   1.740           1.706                    --
                                                                   2011   1.775           1.740                    --
                                                                   2010   1.811           1.775                    --
                                                                   2009   1.843           1.811                    --
                                                                   2008   1.841           1.843                 4,041
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2012   1.216           1.342                    --
                                                                   2011   1.296           1.216                    --
                                                                   2010   1.184           1.296                    --
                                                                   2009   0.917           1.184                    --
                                                                   2008   1.493           0.917                    --
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2012   1.190           1.347                    --
                                                                   2011   1.297           1.190                    --
                                                                   2010   1.158           1.297                    --
                                                                   2009   0.972           1.158                    --
                                                                   2008   1.502           0.972                    --
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2012   0.990           1.120                    --
                                                                   2011   0.994           0.990                    --
                                                                   2010   0.886           0.994                    --
                                                                   2009   0.718           0.886                    --
                                                                   2008   1.108           0.718                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.037           1.131                13,090
                                                                        2011   1.036           1.037                13,097
                                                                        2010   0.962           1.036                13,105
                                                                        2009   0.830           0.962                13,114
                                                                        2008   1.090           0.830                13,124
                                                                        2007   1.068           1.090                    --
                                                                        2006   1.003           1.068                    --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.350           1.540                 4,724
                                                                        2011   1.367           1.350                 4,727
                                                                        2010   1.253           1.367                 4,730
                                                                        2009   1.059           1.253                 4,733
                                                                        2008   1.524           1.059                 4,737
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.219           1.448                    --
                                                                        2011   1.358           1.219                    --
                                                                        2010   1.260           1.358                    --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   1.006           1.170                    --
                                                                        2011   1.040           1.006                    --
                                                                        2010   0.909           1.040                    --
                                                                        2009   0.648           0.909                    --
                                                                        2008   1.066           0.648                    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.396           1.586                    --
                                                                        2011   1.404           1.396                    --
                                                                        2010   1.063           1.404                    --
                                                                        2009   0.783           1.063                    --
                                                                        2008   1.194           0.783                    --



                               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2012   1.796           1.823                62,122
                                                                2011   1.574           1.796                68,342
                                                                2010   1.512           1.574                73,081
                                                                2009   1.343           1.512                69,180
                                                                2008   2.026           1.343                71,036
                                                                2007   1.714           2.026                51,616
                                                                2006   1.395           1.714                53,436
                                                                2005   1.218           1.395                48,071
                                                                2004   1.000           1.218                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.104           1.109                     --
                                                                        2005   1.042           1.104                 40,866
                                                                        2004   1.000           1.042                     --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.537           1.775                 22,232
                                                                        2011   1.579           1.537                 34,778
                                                                        2010   1.418           1.579                 38,538
                                                                        2009   0.961           1.418                 51,638
                                                                        2008   1.792           0.961                 39,800
                                                                        2007   1.373           1.792                 68,707
                                                                        2006   1.178           1.373                 38,551
                                                                        2005   1.053           1.178                 32,093
                                                                        2004   1.000           1.053                     --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.696           0.891                     --
                                                                        2008   1.335           0.696                 68,546
                                                                        2007   1.419           1.335                 58,050
                                                                        2006   1.279           1.419                 40,171
                                                                        2005   1.124           1.279                 16,299
                                                                        2004   1.000           1.124                     --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.821           0.821                     --
                                                                        2011   0.989           0.821                     --
                                                                        2010   0.899           0.989                122,182
                                                                        2009   0.897           0.899                118,832
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.097           2.194                     --
                                                                        2006   1.615           2.097                548,445
                                                                        2005   1.289           1.615                296,934
                                                                        2004   1.000           1.289                     --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.263           1.238                     --
                                                                        2007   1.272           1.263                 84,715
                                                                        2006   1.206           1.272                 85,324
                                                                        2005   1.130           1.206                 55,984
                                                                        2004   1.000           1.130                     --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.087           1.189                     --
                                                                         2011   1.102           1.087                     --
                                                                         2010   0.982           1.102                     --
                                                                         2009   0.751           0.982                     --
                                                                         2008   1.172           0.751                     --
                                                                         2007   1.113           1.172                     --
                                                                         2006   1.043           1.113                     --
                                                                         2005   1.030           1.043                     --
                                                                         2004   1.000           1.030                     --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.166           1.107                     --
                                                                         2007   1.135           1.166                195,645
                                                                         2006   1.006           1.135                194,699
                                                                         2005   1.000           1.006                194,098
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   1.880           1.541                266,013
                                                                         2006   1.399           1.880                232,788
                                                                         2005   1.283           1.399                194,118
                                                                         2004   1.000           1.283                     --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.033           1.004                     --
                                                                         2007   1.017           1.033                 21,164
                                                                         2006   0.995           1.017                 20,150
                                                                         2005   1.000           0.995                 19,219
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   1.231           1.319                     --
                                                                         2009   0.851           1.231                183,070
                                                                         2008   1.743           0.851                166,474
                                                                         2007   1.634           1.743                190,160
                                                                         2006   1.368           1.634                195,277
                                                                         2005   1.183           1.368                148,657
                                                                         2004   1.000           1.183                     --
 DWS Growth & Income Subaccount (Class B) (6/03)........................ 2008   1.214           1.138                     --
                                                                         2007   1.227           1.214                490,349
                                                                         2006   1.106           1.227                487,432
                                                                         2005   1.067           1.106                366,062
                                                                         2004   1.000           1.067                     --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                             YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Health Care VIP Subaccount (Class B) (6/03)......... 2011   1.198           1.345                     --
                                                          2010   1.136           1.198                110,921
                                                          2009   0.952           1.136                109,019
                                                          2008   1.270           0.952                106,480
                                                          2007   1.149           1.270                154,541
                                                          2006   1.108           1.149                145,978
                                                          2005   1.047           1.108                116,009
                                                          2004   1.000           1.047                     --
 DWS I Capital Growth Subaccount (Class B) (7/03)........ 2012   1.111           1.258                230,742
                                                          2011   1.190           1.111                237,005
                                                          2010   1.044           1.190                152,073
                                                          2009   0.843           1.044                176,467
                                                          2008   1.288           0.843                268,155
                                                          2007   1.172           1.288                344,486
                                                          2006   1.106           1.172                362,162
                                                          2005   1.040           1.106                186,159
                                                          2004   1.000           1.040                     --
 DWS International Subaccount (Class B) (7/03)........... 2008   1.803           1.723                     --
                                                          2007   1.611           1.803                127,733
                                                          2006   1.311           1.611                133,712
                                                          2005   1.156           1.311                 68,613
                                                          2004   1.000           1.156                     --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03).......... 2006   1.211           1.331                     --
                                                          2005   1.091           1.211                 46,232
                                                          2004   1.000           1.091                     --
 DWS Balanced Subaccount (Class B) (7/03)................ 2008   1.168           1.134                     --
                                                          2007   1.142           1.168                190,198
                                                          2006   1.061           1.142                195,954
                                                          2005   1.043           1.061                196,685
                                                          2004   1.000           1.043                     --
 DWS Blue Chip Subaccount (Class B) (6/03)............... 2008   1.342           1.255                     --
                                                          2007   1.328           1.342                203,239
                                                          2006   1.177           1.328                126,198
                                                          2005   1.095           1.177                114,247
                                                          2004   1.000           1.095                     --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.894           0.900                      --
                                                                   2008   1.183           0.894               1,147,898
                                                                   2007   1.153           1.183                 847,834
                                                                   2006   1.082           1.153               1,015,564
                                                                   2005   1.058           1.082                 591,964
                                                                   2004   1.002           1.058                      --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.077           1.037                      --
                                                                   2007   1.060           1.077                 373,016
                                                                   2006   1.041           1.060                 373,118
                                                                   2005   1.043           1.041                 283,402
                                                                   2004   1.000           1.043                      --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.311           1.269                      --
                                                                   2007   1.285           1.311                 256,839
                                                                   2006   1.147           1.285                 250,962
                                                                   2005   1.072           1.147                 214,562
                                                                   2004   1.000           1.072                      --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.066           1.113                      --
                                                                   2005   1.093           1.066                  71,221
                                                                   2004   1.000           1.093                      --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.314           1.251                      --
                                                                   2007   1.372           1.314               1,250,438
                                                                   2006   1.184           1.372               1,231,102
                                                                   2005   1.124           1.184               1,046,070
                                                                   2004   1.000           1.124                      --
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.129           1.351                      --
                                                                   2005   1.053           1.129                  56,182
                                                                   2004   1.000           1.053                      --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.832           0.833                      --
                                                                   2008   1.298           0.832               2,321,357
                                                                   2007   1.255           1.298               2,818,319
                                                                   2006   1.137           1.255               2,514,600
                                                                   2005   1.095           1.137               2,409,174
                                                                   2004   1.016           1.095                      --
 DWS High Income Subaccount (Class B) (6/03)...................... 2008   1.188           1.173                      --
                                                                   2007   1.206           1.188                 337,303
                                                                   2006   1.118           1.206                 333,001
                                                                   2005   1.103           1.118                 328,946
                                                                   2004   1.000           1.103                      --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.425           1.583                229,907
                                                                       2011   1.553           1.425                260,337
                                                                       2010   1.292           1.553                273,900
                                                                       2009   1.020           1.292                263,021
                                                                       2008   1.570           1.020                309,661
                                                                       2007   1.561           1.570                318,797
                                                                       2006   1.279           1.561                295,734
                                                                       2005   1.189           1.279                308,550
                                                                       2004   1.000           1.189                     --
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.056           1.073                     --
                                                                       2005   1.041           1.056                245,486
                                                                       2004   1.005           1.041                     --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.071           1.088                     --
                                                                       2004   1.000           1.071                     --
 DWS International Select Equity Subaccount (Class B) (7/03).......... 2008   1.819           1.752                     --
                                                                       2007   1.598           1.819                434,395
                                                                       2006   1.304           1.598                375,875
                                                                       2005   1.168           1.304                214,538
                                                                       2004   1.000           1.168                     --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................ 2008   1.324           1.269                     --
                                                                       2007   1.272           1.324                 11,017
                                                                       2006   1.202           1.272                 10,961
                                                                       2005   1.098           1.202                  8,950
                                                                       2004   1.000           1.098                     --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)........... 2006   1.143           1.127                     --
                                                                       2005   1.089           1.143                 44,116
                                                                       2004   1.000           1.089                     --
 DWS Large Cap Core Subaccount (Class B) (12/04)...................... 2006   1.147           1.267                     --
                                                                       2005   1.036           1.147                 99,873
 DWS Large Cap Value Subaccount (Class B) (7/03)...................... 2008   1.327           1.306                     --
                                                                       2007   1.201           1.327                 99,001
                                                                       2006   1.067           1.201                 98,033
                                                                       2005   1.072           1.067                 62,040
                                                                       2004   1.000           1.072                     --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)......... 2006   1.105           1.135                     --
                                                                       2005   1.135           1.105                 17,403
                                                                       2004   1.000           1.135                     --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Mid Cap Growth Subaccount (Class B) (8/03).............. 2008   1.372           1.289                      --
                                                              2007   1.297           1.372                  25,712
                                                              2006   1.198           1.297                   6,636
                                                              2005   1.066           1.198                  11,923
                                                              2004   1.000           1.066                      --
 DWS Moderate Allocation Subaccount (Class B) (8/04)......... 2009   0.845           0.847                      --
                                                              2008   1.239           0.845               1,314,207
                                                              2007   1.203           1.239               1,664,296
                                                              2006   1.107           1.203               1,632,161
                                                              2005   1.076           1.107               1,428,113
                                                              2004   1.000           1.076                      --
 DWS Money Market Subaccount (Class B) (7/03)................ 2008   1.043           1.046                      --
                                                              2007   1.017           1.043                 196,222
                                                              2006   0.996           1.017                      --
                                                              2005   0.993           0.996                   9,985
                                                              2004   1.000           0.993                      --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)........ 2006   0.970           0.988                      --
                                                              2005   1.037           0.970                  53,574
                                                              2004   1.000           1.037                      --
 DWS Small Cap Growth Subaccount (Class B) (7/03)............ 2008   1.203           1.048                      --
                                                              2007   1.160           1.203                 158,883
                                                              2006   1.130           1.160                 157,323
                                                              2005   1.081           1.130                  68,782
                                                              2004   1.000           1.081                      --
 DWS Strategic Income Subaccount (Class B) (6/03)............ 2008   1.207           1.206                      --
                                                              2007   1.173           1.207                 114,490
                                                              2006   1.100           1.173                 110,442
                                                              2005   1.102           1.100                 105,435
                                                              2004   1.000           1.102                      --
 DWS Technology Subaccount (Class B) (7/03).................. 2010   0.948           0.979                      --
                                                              2009   0.605           0.948                  36,606
                                                              2008   1.153           0.605                  23,992
                                                              2007   1.034           1.153                  25,642
                                                              2006   1.051           1.034                  23,793
                                                              2005   1.039           1.051                  13,373
                                                              2004   1.000           1.039                      --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........... 2008   1.540           1.432                      --
                                                                  2007   1.257           1.540                  80,569
                                                                  2006   1.207           1.257                  84,704
                                                                  2005   1.108           1.207                  68,246
                                                                  2004   1.000           1.108                      --
 DWSII Global Thematic Subaccount (Class B) (8/03)............... 2012   1.219           1.411                 225,603
                                                                  2011   1.458           1.219                 220,265
                                                                  2010   1.314           1.458                 209,525
                                                                  2009   0.937           1.314                 244,805
                                                                  2008   1.834           0.937                 255,122
                                                                  2007   1.769           1.834                 285,776
                                                                  2006   1.393           1.769                 251,382
                                                                  2005   1.160           1.393                 230,741
                                                                  2004   1.000           1.160                      --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03) 2012   1.286           1.291                 313,570
                                                                  2011   1.225           1.286                 202,211
                                                                  2010   1.177           1.225                 222,238
                                                                  2009   1.116           1.177                 179,766
                                                                  2008   1.089           1.116                  51,944
                                                                  2007   1.054           1.089                  32,550
                                                                  2006   1.037           1.054                  30,840
                                                                  2005   1.035           1.037                  25,923
                                                                  2004   1.000           1.035                      --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *......... 2012   1.431           1.633                 882,635
                                                                  2011   1.427           1.431               1,073,684
                                                                  2010   1.258           1.427               1,214,565
                                                                  2009   0.876           1.258                 361,978
                                                                  2008   1.176           0.876                 385,139
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)........ 2012   1.116           1.245                 738,328
                                                                  2011   1.159           1.116                 825,671
                                                                  2010   1.041           1.159               1,158,647
                                                                  2009   0.869           1.041               1,301,757
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).......... 2012   1.123           1.273               1,637,125
                                                                  2011   1.193           1.123               1,742,645
                                                                  2010   1.054           1.193               1,927,428
                                                                  2009   0.859           1.054               2,373,357
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)........ 2012   1.167           1.285                 347,287
                                                                  2011   1.193           1.167                 360,312
                                                                  2010   1.083           1.193                 629,188
                                                                  2009   0.919           1.083                 840,281

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2012   1.927
                                                                                2011   2.410
                                                                                2010   1.984
                                                                                2009   1.197
                                                                                2008   2.739
                                                                                2007   2.180
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2012   1.249
                                                                                2011   1.428
                                                                                2010   1.308
                                                                                2009   1.015
                                                                                2008   1.746
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2012   1.006
                                                                                2011   1.084
                                                                                2010   0.901
                                                                                2009   0.672
                                                                                2008   1.068
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2012   1.509
                                                                                2011   1.489
                                                                                2010   1.356
                                                                                2009   1.043
                                                                                2008   1.208
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2012   1.035
                                                                                2011   1.173
                                                                                2010   0.999
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2012   0.855
                                                                                2011   0.909
                                                                                2010   0.793
                                                                                2009   0.683
                                                                                2008   1.032
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2012   1.371
                                                                                2011   1.422
                                                                                2010   1.137
                                                                                2009   0.798
                                                                                2008   1.292
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2012   1.264
                                                                                2011   1.394
                                                                                2010   1.119
                                                                                2009   0.776
                                                                                2008   1.426



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2.248                 894,572
                                                                                1.927                 964,999
                                                                                2.410                 943,029
                                                                                1.984                 892,303
                                                                                1.197                 905,065
                                                                                2.739                 676,155
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 1.428                 644,823
                                                                                1.249                 742,717
                                                                                1.428                 806,057
                                                                                1.308                 899,599
                                                                                1.015                 818,702
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 1.038                 305,079
                                                                                1.006                 411,374
                                                                                1.084                 344,056
                                                                                0.901                 471,353
                                                                                0.672                 476,038
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 1.648               2,036,889
                                                                                1.509               2,093,865
                                                                                1.489               2,287,368
                                                                                1.356               2,366,429
                                                                                1.043                 145,218
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 1.140                  26,199
                                                                                1.035                  37,038
                                                                                1.173                  35,956
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 0.988               3,990,959
                                                                                0.855               4,560,706
                                                                                0.909               5,475,523
                                                                                0.793               5,861,192
                                                                                0.683               6,465,586
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 1.526                  10,335
                                                                                1.371                  24,967
                                                                                1.422                  32,540
                                                                                1.137                  21,254
                                                                                0.798                   6,630
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 1.313                  75,995
                                                                                1.264                  74,073
                                                                                1.394                  78,094
                                                                                1.119                  78,879
                                                                                0.776                  72,325

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2012   1.158           1.217                 832,520
                                                                   2011   1.112           1.158                 835,566
                                                                   2010   1.050           1.112                 373,881
                                                                   2009   0.982           1.050                 378,820
                                                                   2008   1.041           0.982                 617,512
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2012   1.103           1.212                 129,820
                                                                   2011   1.087           1.103                 127,680
                                                                   2010   1.015           1.087                 137,410
                                                                   2009   0.886           1.015                 144,770
                                                                   2008   1.133           0.886                 186,012
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2012   0.983           1.098                 692,250
                                                                   2011   0.983           0.983                 735,373
                                                                   2010   0.922           0.983                 878,941
                                                                   2009   0.847           0.922                 974,718
                                                                   2008   1.247           0.847                 869,587
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2012   1.493           1.462                 221,689
                                                                   2011   1.523           1.493                 214,935
                                                                   2010   1.555           1.523                 199,993
                                                                   2009   1.583           1.555                 200,325
                                                                   2008   1.582           1.583                 346,922
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2012   1.028           1.134                  61,460
                                                                   2011   1.096           1.028                  93,254
                                                                   2010   1.001           1.096                 215,517
                                                                   2009   0.776           1.001                 323,111
                                                                   2008   1.264           0.776                 250,003
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2012   0.993           1.123                  72,012
                                                                   2011   1.082           0.993                 104,905
                                                                   2010   0.967           1.082                 112,887
                                                                   2009   0.812           0.967                 169,130
                                                                   2008   1.255           0.812                 196,972
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2012   0.987           1.116               1,415,781
                                                                   2011   0.991           0.987               1,594,495
                                                                   2010   0.884           0.991               2,213,548
                                                                   2009   0.716           0.884               2,295,293
                                                                   2008   1.106           0.716                 151,951

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.034           1.128                 318,644
                                                                        2011   1.033           1.034                 274,228
                                                                        2010   0.961           1.033                 224,192
                                                                        2009   0.829           0.961                 226,540
                                                                        2008   1.089           0.829                 201,892
                                                                        2007   1.068           1.089                 131,504
                                                                        2006   1.003           1.068                  45,191
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.155           1.316                  73,435
                                                                        2011   1.169           1.155                  77,845
                                                                        2010   1.073           1.169                  77,756
                                                                        2009   0.907           1.073                  77,566
                                                                        2008   1.305           0.907                  96,735
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.126           1.337                 178,449
                                                                        2011   1.255           1.126                 191,957
                                                                        2010   1.165           1.255                 203,304
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   1.003           1.166                  47,741
                                                                        2011   1.038           1.003                  89,453
                                                                        2010   0.907           1.038                  93,124
                                                                        2009   0.647           0.907                 107,698
                                                                        2008   1.064           0.647                  88,269
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.225           1.391               1,050,417
                                                                        2011   1.233           1.225               1,221,513
                                                                        2010   0.934           1.233               1,273,867
                                                                        2009   0.688           0.934               1,433,813
                                                                        2008   1.050           0.688               1,522,492



                               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2012   1.894           1.921               267,933
                                                                2011   1.661           1.894               365,035
                                                                2010   1.596           1.661               466,672
                                                                2009   1.418           1.596               502,387
                                                                2008   2.141           1.418               609,912
                                                                2007   1.812           2.141               841,706
                                                                2006   1.475           1.812               954,561
                                                                2005   1.289           1.475               656,810
                                                                2004   1.065           1.289               334,463
                                                                2003   1.000           1.065                34,545

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.148           1.153                      --
                                                                        2005   1.084           1.148               2,166,535
                                                                        2004   1.061           1.084               1,724,029
                                                                        2003   1.000           1.061                 441,365
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.721           1.987                 334,124
                                                                        2011   1.769           1.721                 349,190
                                                                        2010   1.590           1.769                 449,870
                                                                        2009   1.077           1.590                 570,495
                                                                        2008   2.010           1.077                 611,970
                                                                        2007   1.541           2.010                 658,846
                                                                        2006   1.323           1.541                 600,391
                                                                        2005   1.184           1.323                 642,291
                                                                        2004   1.120           1.184                 556,625
                                                                        2003   1.000           1.120                 113,802
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.884           1.130                      --
                                                                        2008   1.695           0.884                 346,291
                                                                        2007   1.802           1.695                 390,487
                                                                        2006   1.626           1.802                 496,936
                                                                        2005   1.429           1.626                 219,867
                                                                        2004   1.237           1.429                 202,959
                                                                        2003   1.000           1.237                  18,863
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.040           1.040                      --
                                                                        2011   1.253           1.040                      --
                                                                        2010   1.141           1.253                 408,685
                                                                        2009   1.138           1.141                 401,383
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.622           2.742                      --
                                                                        2006   2.020           2.622                 948,578
                                                                        2005   1.613           2.020                 735,007
                                                                        2004   1.318           1.613                 524,512
                                                                        2003   1.000           1.318                  46,378
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.462           1.433                      --
                                                                        2007   1.473           1.462               1,957,357
                                                                        2006   1.397           1.473               2,180,835
                                                                        2005   1.310           1.397               2,272,159
                                                                        2004   1.171           1.310               1,821,314
                                                                        2003   1.000           1.171                 355,123

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.227           1.342                  31,248
                                                                         2011   1.245           1.227                  91,612
                                                                         2010   1.110           1.245                  45,999
                                                                         2009   0.849           1.110                  76,712
                                                                         2008   1.326           0.849                  83,716
                                                                         2007   1.260           1.326                 102,064
                                                                         2006   1.181           1.260                 127,439
                                                                         2005   1.167           1.181                 129,208
                                                                         2004   1.125           1.167                  57,306
                                                                         2003   1.000           1.125                   1,411
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.165           1.106                      --
                                                                         2007   1.134           1.165               1,744,123
                                                                         2006   1.006           1.134               1,811,337
                                                                         2005   1.000           1.006               2,015,491
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   2.179           1.785               1,335,618
                                                                         2006   1.623           2.179               1,312,269
                                                                         2005   1.489           1.623               1,397,745
                                                                         2004   1.163           1.489               1,223,976
                                                                         2003   1.000           1.163                 228,244
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.032           1.002                      --
                                                                         2007   1.016           1.032                  25,670
                                                                         2006   0.994           1.016                  35,874
                                                                         2005   1.000           0.994                  16,230
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   1.568           1.679                      --
                                                                         2009   1.084           1.568                 512,175
                                                                         2008   2.222           1.084                 561,168
                                                                         2007   2.083           2.222                 668,194
                                                                         2006   1.745           2.083                 714,356
                                                                         2005   1.510           1.745                 757,456
                                                                         2004   1.252           1.510                 517,921
                                                                         2003   1.000           1.252                 104,480
 DWS Growth & Income Subaccount (Class B) (6/03)........................ 2008   1.376           1.290                      --
                                                                         2007   1.391           1.376               2,404,504
                                                                         2006   1.254           1.391               2,621,916
                                                                         2005   1.211           1.254               1,807,213
                                                                         2004   1.127           1.211               1,320,705
                                                                         2003   1.000           1.127                 210,864

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                             YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Health Care VIP Subaccount (Class B) (6/03)......... 2011   1.369           1.536                      --
                                                          2010   1.298           1.369                 498,829
                                                          2009   1.088           1.298                 490,762
                                                          2008   1.453           1.088                 635,228
                                                          2007   1.315           1.453                 863,650
                                                          2006   1.269           1.315               1,003,514
                                                          2005   1.199           1.269               1,114,041
                                                          2004   1.122           1.199                 952,861
                                                          2003   1.000           1.122                 291,844
 DWS I Capital Growth Subaccount (Class B) (7/03)........ 2012   1.249           1.413               1,548,184
                                                          2011   1.339           1.249               1,912,417
                                                          2010   1.175           1.339               1,689,027
                                                          2009   0.949           1.175               1,854,414
                                                          2008   1.451           0.949               2,033,540
                                                          2007   1.321           1.451               2,742,057
                                                          2006   1.247           1.321               3,473,765
                                                          2005   1.173           1.247               2,534,205
                                                          2004   1.114           1.173                 816,394
                                                          2003   1.000           1.114                 106,779
 DWS International Subaccount (Class B) (7/03)........... 2008   2.098           2.005                      --
                                                          2007   1.875           2.098               1,467,770
                                                          2006   1.527           1.875               1,627,956
                                                          2005   1.347           1.527               1,163,843
                                                          2004   1.184           1.347                 944,284
                                                          2003   1.000           1.184                 100,740
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03).......... 2006   1.421           1.562                      --
                                                          2005   1.281           1.421                 142,273
                                                          2004   1.174           1.281                 137,469
                                                          2003   1.000           1.174                  11,405
 DWS Balanced Subaccount (Class B) (7/03)................ 2008   1.238           1.202                      --
                                                          2007   1.211           1.238               1,387,828
                                                          2006   1.126           1.211               1,602,699
                                                          2005   1.106           1.126               2,625,625
                                                          2004   1.062           1.106               1,968,047
                                                          2003   1.000           1.062                  42,894
 DWS Blue Chip Subaccount (Class B) (6/03)............... 2008   1.599           1.495                      --
                                                          2007   1.583           1.599               1,932,873
                                                          2006   1.403           1.583               2,101,581
                                                          2005   1.307           1.403               2,038,661
                                                          2004   1.155           1.307               1,724,279
                                                          2003   1.000           1.155                 221,922

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.892           0.897                      --
                                                                   2008   1.181           0.892               3,124,376
                                                                   2007   1.152           1.181               2,704,269
                                                                   2006   1.081           1.152               2,957,982
                                                                   2005   1.058           1.081               1,989,815
                                                                   2004   1.002           1.058                 942,669
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.038           0.999                      --
                                                                   2007   1.021           1.038               3,929,811
                                                                   2006   1.004           1.021               3,873,404
                                                                   2005   1.007           1.004               3,859,669
                                                                   2004   0.987           1.007               3,177,680
                                                                   2003   1.000           0.987                 327,717
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.542           1.492                      --
                                                                   2007   1.512           1.542               3,599,725
                                                                   2006   1.350           1.512               3,690,537
                                                                   2005   1.262           1.350               3,830,850
                                                                   2004   1.157           1.262               2,879,695
                                                                   2003   1.000           1.157                 418,768
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.201           1.254                      --
                                                                   2005   1.232           1.201                 832,423
                                                                   2004   1.129           1.232                 797,679
                                                                   2003   1.000           1.129                 137,423
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.509           1.436                      --
                                                                   2007   1.575           1.509               3,997,268
                                                                   2006   1.361           1.575               4,454,829
                                                                   2005   1.292           1.361               3,262,513
                                                                   2004   1.162           1.292               2,306,972
                                                                   2003   1.000           1.162                 327,079
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.128           1.350                      --
                                                                   2005   1.053           1.128                 716,445
                                                                   2004   1.000           1.053                      --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.830           0.831                      --
                                                                   2008   1.296           0.830               4,743,680
                                                                   2007   1.254           1.296               4,881,675
                                                                   2006   1.136           1.254               5,137,113
                                                                   2005   1.094           1.136               5,172,947
                                                                   2004   1.016           1.094               1,163,269

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.287           1.270                      --
                                                                       2007   1.307           1.287               1,619,083
                                                                       2006   1.212           1.307               1,763,728
                                                                       2005   1.197           1.212               1,911,764
                                                                       2004   1.091           1.197               1,803,867
                                                                       2003   1.000           1.091                 237,066
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.826           2.027                 760,963
                                                                       2011   1.990           1.826                 870,219
                                                                       2010   1.657           1.990               1,158,343
                                                                       2009   1.309           1.657               1,274,291
                                                                       2008   2.015           1.309               1,558,422
                                                                       2007   2.005           2.015               2,115,868
                                                                       2006   1.643           2.005               2,420,539
                                                                       2005   1.528           1.643               2,470,673
                                                                       2004   1.244           1.528               1,998,264
                                                                       2003   1.000           1.244                 231,756
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.055           1.071                      --
                                                                       2005   1.041           1.055                 899,597
                                                                       2004   1.005           1.041                 319,340
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.218           1.236                      --
                                                                       2004   1.131           1.218               1,136,186
                                                                       2003   1.000           1.131                 186,232
 DWS International Select Equity Subaccount (Class B) (7/03).......... 2008   2.169           2.089                      --
                                                                       2007   1.907           2.169               1,605,393
                                                                       2006   1.557           1.907               1,643,932
                                                                       2005   1.395           1.557               1,692,178
                                                                       2004   1.209           1.395               1,517,406
                                                                       2003   1.000           1.209                 204,229
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................ 2008   1.464           1.403                      --
                                                                       2007   1.408           1.464                 654,542
                                                                       2006   1.331           1.408                 649,885
                                                                       2005   1.217           1.331                 725,320
                                                                       2004   1.119           1.217                 664,646
                                                                       2003   1.000           1.119                 184,391
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)........... 2006   1.279           1.260                      --
                                                                       2005   1.219           1.279                 152,552
                                                                       2004   1.109           1.219                 128,893
                                                                       2003   1.000           1.109                  29,748
 DWS Large Cap Core Subaccount (Class B) (12/04)...................... 2006   1.146           1.266                      --
                                                                       2005   1.036           1.146                 821,508

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.542           1.518                      --
                                                                      2007   1.397           1.542               1,273,342
                                                                      2006   1.241           1.397               1,430,291
                                                                      2005   1.247           1.241               1,246,418
                                                                      2004   1.162           1.247               1,207,829
                                                                      2003   1.000           1.162                 285,754
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.254           1.288                      --
                                                                      2005   1.289           1.254                 628,928
                                                                      2004   1.121           1.289                 649,676
                                                                      2003   1.000           1.121                 143,487
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.516           1.425                      --
                                                                      2007   1.435           1.516                 420,767
                                                                      2006   1.326           1.435                 587,949
                                                                      2005   1.181           1.326                 373,826
                                                                      2004   1.164           1.181                 390,272
                                                                      2003   1.000           1.164                 162,074
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.843           0.845                      --
                                                                      2008   1.237           0.843               7,112,932
                                                                      2007   1.202           1.237               7,834,628
                                                                      2006   1.106           1.202               8,155,084
                                                                      2005   1.076           1.106               8,283,036
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.022           1.024                      --
                                                                      2007   0.997           1.022               1,819,256
                                                                      2006   0.977           0.997               1,870,964
                                                                      2005   0.974           0.977               3,508,631
                                                                      2004   0.989           0.974                 724,607
                                                                      2003   1.000           0.989                  12,106
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   1.102           1.121                      --
                                                                      2005   1.178           1.102                 650,598
                                                                      2004   1.193           1.178                 629,144
                                                                      2003   1.000           1.193                  96,816
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.361           1.186                      --
                                                                      2007   1.314           1.361               1,300,291
                                                                      2006   1.280           1.314               1,470,940
                                                                      2005   1.225           1.280               1,460,234
                                                                      2004   1.132           1.225                 843,339
                                                                      2003   1.000           1.132                 214,680

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Strategic Income Subaccount (Class B) (6/03)............. 2008   1.141           1.140                      --
                                                               2007   1.109           1.141               2,305,983
                                                               2006   1.041           1.109               2,259,878
                                                               2005   1.043           1.041               2,174,010
                                                               2004   0.984           1.043               1,630,459
                                                               2003   1.000           0.984                 250,693
 DWS Technology Subaccount (Class B) (7/03)................... 2010   1.099           1.135                      --
                                                               2009   0.702           1.099                 419,790
                                                               2008   1.338           0.702                 469,265
                                                               2007   1.200           1.338                 575,790
                                                               2006   1.221           1.200                 762,250
                                                               2005   1.207           1.221                 828,746
                                                               2004   1.215           1.207                 672,006
                                                               2003   1.000           1.215                 176,200
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........ 2008   1.822           1.694                      --
                                                               2007   1.487           1.822                 930,568
                                                               2006   1.430           1.487               1,102,136
                                                               2005   1.313           1.430               1,068,837
                                                               2004   1.212           1.313               1,072,439
                                                               2003   1.000           1.212                 157,486
 DWSII Global Thematic Subaccount (Class B) (8/03)............ 2012   1.382           1.599                 323,217
                                                               2011   1.654           1.382                 441,206
                                                               2010   1.492           1.654                 778,675
                                                               2009   1.063           1.492                 959,374
                                                               2008   2.084           1.063               1,147,430
                                                               2007   2.011           2.084               1,229,072
                                                               2006   1.584           2.011               1,249,858
                                                               2005   1.320           1.584                 836,970
                                                               2004   1.179           1.320                 778,052
                                                               2003   1.000           1.179                 119,576
 DWSII Government & Agency Securities Subaccount (Class B) (6/02012   1.246           1.251                 723,684
                                                               2011   1.188           1.246               1,790,816
                                                               2010   1.142           1.188                 954,585
                                                               2009   1.083           1.142               1,297,195
                                                               2008   1.058           1.083               1,913,418
                                                               2007   1.024           1.058                 876,256
                                                               2006   1.008           1.024                 958,146
                                                               2005   1.007           1.008               1,168,837
                                                               2004   0.995           1.007                 966,073
                                                               2003   1.000           0.995                 227,022

              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................... 2012   1.547
                                                                            2011   1.543
                                                                            2010   1.361
                                                                            2009   0.948
                                                                            2008   1.273
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................. 2012   1.112
                                                                            2011   1.155
                                                                            2010   1.038
                                                                            2009   0.867
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................... 2012   1.119
                                                                            2011   1.189
                                                                            2010   1.051
                                                                            2009   0.857
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................. 2012   1.163
                                                                            2011   1.189
                                                                            2010   1.080
                                                                            2009   0.916
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)..... 2012   2.402
                                                                            2011   3.007
                                                                            2010   2.477
                                                                            2009   1.495
                                                                            2008   3.422
                                                                            2007   2.725
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *.... 2012   1.572
                                                                            2011   1.798
                                                                            2010   1.649
                                                                            2009   1.280
                                                                            2008   2.202
 MIST MLA Mid Cap Subaccount (Class B) (4/08).............................. 2012   1.003
                                                                            2011   1.081
                                                                            2010   0.899
                                                                            2009   0.671
                                                                            2008   1.066
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................. 2012   1.424
                                                                            2011   1.405
                                                                            2010   1.281
                                                                            2009   0.985
                                                                            2008   1.142



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................... 1.765               2,391,821
                                                                            1.547               2,589,883
                                                                            1.543               3,279,515
                                                                            1.361               1,233,432
                                                                            0.948               1,177,727
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................. 1.240               5,201,582
                                                                            1.112               5,637,695
                                                                            1.155               6,000,820
                                                                            1.038               6,668,015
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................... 1.268               3,285,439
                                                                            1.119               3,325,185
                                                                            1.189               3,808,805
                                                                            1.051               4,674,592
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................. 1.280               2,314,546
                                                                            1.163               2,545,499
                                                                            1.189               2,749,389
                                                                            1.080               3,004,317
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)..... 2.801                 354,785
                                                                            2.402                 291,664
                                                                            3.007                 708,126
                                                                            2.477                 869,563
                                                                            1.495                 703,957
                                                                            3.422                 806,173
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *.... 1.797               1,519,887
                                                                            1.572               1,846,593
                                                                            1.798               2,295,120
                                                                            1.649               2,528,677
                                                                            1.280               3,009,570
 MIST MLA Mid Cap Subaccount (Class B) (4/08).............................. 1.034               2,902,562
                                                                            1.003               3,074,157
                                                                            1.081               2,967,256
                                                                            0.899               2,853,449
                                                                            0.671               3,150,125
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................. 1.554               3,355,938
                                                                            1.424               3,917,304
                                                                            1.405               4,621,907
                                                                            1.281               4,434,575
                                                                            0.985               1,931,637

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2012   1.198           1.319                 284,187
                                                                          2011   1.359           1.198                 438,451
                                                                          2010   1.158           1.359                 403,357
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2012   0.852           0.984               4,676,693
                                                                          2011   0.906           0.852               5,485,937
                                                                          2010   0.791           0.906               6,124,371
                                                                          2009   0.682           0.791               6,409,257
                                                                          2008   1.031           0.682               7,175,990
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2012   1.512           1.683                 117,340
                                                                          2011   1.570           1.512                 183,060
                                                                          2010   1.256           1.570                 412,024
                                                                          2009   0.882           1.256                 416,617
                                                                          2008   1.428           0.882                 424,063
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2012   1.493           1.549                 301,514
                                                                          2011   1.647           1.493                 396,210
                                                                          2010   1.323           1.647                 480,810
                                                                          2009   0.918           1.323                 703,170
                                                                          2008   1.687           0.918                 640,892
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2012   1.113           1.169               2,955,522
                                                                          2011   1.069           1.113               3,054,664
                                                                          2010   1.011           1.069               3,139,526
                                                                          2009   0.945           1.011               3,104,653
                                                                          2008   1.002           0.945               3,507,147
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2012   1.167           1.281                 519,387
                                                                          2011   1.150           1.167                 755,949
                                                                          2010   1.074           1.150                 891,260
                                                                          2009   0.938           1.074                 887,171
                                                                          2008   1.200           0.938                 946,344
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2012   1.127           1.257               2,156,064
                                                                          2011   1.127           1.127               2,604,968
                                                                          2010   1.057           1.127               3,093,929
                                                                          2009   0.972           1.057               3,322,451
                                                                          2008   1.431           0.972               3,479,749
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2012   1.726           1.689               1,806,133
                                                                          2011   1.762           1.726               2,163,822
                                                                          2010   1.799           1.762               2,224,729
                                                                          2009   1.833           1.799               2,031,702
                                                                          2008   1.832           1.833               3,137,526

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Davis Venture Value Subaccount (Class B) (4/08)................... 2012   1.206           1.330               1,463,051
                                                                        2011   1.286           1.206               1,713,212
                                                                        2010   1.176           1.286               2,268,519
                                                                        2009   0.912           1.176               2,493,169
                                                                        2008   1.485           0.912               2,901,846
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2012   1.180           1.334                 852,035
                                                                        2011   1.287           1.180                 947,265
                                                                        2010   1.150           1.287               1,109,552
                                                                        2009   0.967           1.150               1,302,981
                                                                        2008   1.494           0.967               1,554,340
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2012   0.984           1.112               2,043,442
                                                                        2011   0.989           0.984               2,591,385
                                                                        2010   0.882           0.989               3,124,317
                                                                        2009   0.715           0.882               3,478,120
                                                                        2008   1.105           0.715               1,872,860
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.031           1.124               1,309,935
                                                                        2011   1.031           1.031               1,577,941
                                                                        2010   0.959           1.031               1,909,167
                                                                        2009   0.828           0.959               1,576,510
                                                                        2008   1.088           0.828               1,966,414
                                                                        2007   1.068           1.088               2,808,573
                                                                        2006   1.003           1.068               2,857,017
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.339           1.526                 672,879
                                                                        2011   1.356           1.339                 779,830
                                                                        2010   1.245           1.356                 798,068
                                                                        2009   1.054           1.245                 851,254
                                                                        2008   1.516           1.054               1,021,761
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.318           1.564                 401,820
                                                                        2011   1.470           1.318                 504,260
                                                                        2010   1.364           1.470                 628,613
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   1.000           1.162                 822,193
                                                                        2011   1.035           1.000                 966,079
                                                                        2010   0.906           1.035               1,387,967
                                                                        2009   0.647           0.906               1,445,643
                                                                        2008   1.063           0.647               1,573,780
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.384           1.570               1,553,187
                                                                        2011   1.393           1.384               1,822,681
                                                                        2010   1.056           1.393               2,374,998
                                                                        2009   0.778           1.056               2,841,948
                                                                        2008   1.188           0.778               2,729,993

                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2012   1.886           1.912                    --
                                                                        2011   1.655           1.886                   509
                                                                        2010   1.590           1.655                 6,125
                                                                        2009   1.414           1.590                30,787
                                                                        2008   2.136           1.414                33,289
                                                                        2007   1.809           2.136                35,212
                                                                        2006   1.473           1.809                36,298
                                                                        2005   1.288           1.473                27,874
                                                                        2004   1.065           1.288                   707
                                                                        2003   1.000           1.065                   746
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.146           1.151                    --
                                                                        2005   1.083           1.146                26,390
                                                                        2004   1.061           1.083                26,400
                                                                        2003   1.000           1.061                    --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.714           1.977                    --
                                                                        2011   1.762           1.714                    --
                                                                        2010   1.584           1.762                    --
                                                                        2009   1.074           1.584                    --
                                                                        2008   2.005           1.074                    --
                                                                        2007   1.539           2.005                    --
                                                                        2006   1.321           1.539                    --
                                                                        2005   1.183           1.321                    --
                                                                        2004   1.120           1.183                    --
                                                                        2003   1.000           1.120                    --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.881           1.126                    --
                                                                        2008   1.691           0.881                 6,678
                                                                        2007   1.799           1.691                 6,678
                                                                        2006   1.624           1.799                 6,678
                                                                        2005   1.428           1.624                 6,678
                                                                        2004   1.237           1.428                 6,681
                                                                        2003   1.000           1.237                    --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.036           1.036                    --
                                                                        2011   1.249           1.036                    --
                                                                        2010   1.137           1.249                 6,672
                                                                        2009   1.134           1.137                 6,675

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................. 2007   2.617           2.737                    --
                                                                         2006   2.018           2.617                 8,765
                                                                         2005   1.611           2.018                 8,920
                                                                         2004   1.318           1.611                 3,605
                                                                         2003   1.000           1.318                 3,791
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)................ 2008   1.459           1.429                    --
                                                                         2007   1.470           1.459                24,687
                                                                         2006   1.395           1.470                24,914
                                                                         2005   1.309           1.395                25,487
                                                                         2004   1.170           1.309                15,645
                                                                         2003   1.000           1.170                11,925
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.222           1.335                    --
                                                                         2011   1.240           1.222                    --
                                                                         2010   1.106           1.240                    --
                                                                         2009   0.847           1.106                    --
                                                                         2008   1.323           0.847                    --
                                                                         2007   1.258           1.323                    --
                                                                         2006   1.179           1.258                    --
                                                                         2005   1.166           1.179                    --
                                                                         2004   1.124           1.166                    --
                                                                         2003   1.000           1.124                    --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.163           1.105                    --
                                                                         2007   1.134           1.163                42,574
                                                                         2006   1.005           1.134                44,072
                                                                         2005   1.000           1.005                31,648
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   2.175           1.781                39,712
                                                                         2006   1.621           2.175                40,659
                                                                         2005   1.487           1.621                33,069
                                                                         2004   1.163           1.487                12,828
                                                                         2003   1.000           1.163                    --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.031           1.001                    --
                                                                         2007   1.015           1.031                    --
                                                                         2006   0.994           1.015                    --
                                                                         2005   1.000           0.994                    --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Global Opportunities Subaccount (Class B) (7/03)........ 2010   1.562           1.673                    --
                                                              2009   1.081           1.562                29,212
                                                              2008   2.217           1.081                33,731
                                                              2007   2.080           2.217                27,736
                                                              2006   1.743           2.080                26,032
                                                              2005   1.508           1.743                22,732
                                                              2004   1.252           1.508                   600
                                                              2003   1.000           1.252                    --
 DWS Growth & Income Subaccount (Class B) (6/03)............. 2008   1.372           1.287                    --
                                                              2007   1.389           1.372                31,434
                                                              2006   1.252           1.389                31,379
                                                              2005   1.210           1.252                22,924
                                                              2004   1.126           1.210                17,072
                                                              2003   1.000           1.126                 1,404
 DWS Health Care VIP Subaccount (Class B) (6/03)............. 2011   1.364           1.530                    --
                                                              2010   1.294           1.364                 6,457
                                                              2009   1.085           1.294                 6,457
                                                              2008   1.450           1.085                 6,457
                                                              2007   1.312           1.450                 6,457
                                                              2006   1.268           1.312                 6,457
                                                              2005   1.198           1.268                 6,457
                                                              2004   1.122           1.198                    --
                                                              2003   1.000           1.122                    --
 DWS I Capital Growth Subaccount (Class B) (7/03)............ 2012   1.243           1.407                    --
                                                              2011   1.334           1.243                 1,339
                                                              2010   1.171           1.334                 8,255
                                                              2009   0.946           1.171                 8,251
                                                              2008   1.447           0.946                 8,144
                                                              2007   1.318           1.447                 8,212
                                                              2006   1.245           1.318                 8,238
                                                              2005   1.173           1.245                 1,382
                                                              2004   1.114           1.173                 1,386
                                                              2003   1.000           1.114                 1,399
 DWS International Subaccount (Class B) (7/03)............... 2008   2.093           2.000                    --
                                                              2007   1.872           2.093                15,494
                                                              2006   1.525           1.872                15,872
                                                              2005   1.346           1.525                 9,297
                                                              2004   1.183           1.346                 9,760
                                                              2003   1.000           1.183                10,263

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.419           1.559                     --
                                                                   2005   1.280           1.419                  5,819
                                                                   2004   1.174           1.280                     --
                                                                   2003   1.000           1.174                     --
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.235           1.199                     --
                                                                   2007   1.209           1.235                     --
                                                                   2006   1.124           1.209                     --
                                                                   2005   1.106           1.124                     --
                                                                   2004   1.062           1.106                     --
                                                                   2003   1.000           1.062                     --
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.595           1.491                     --
                                                                   2007   1.580           1.595                 55,227
                                                                   2006   1.402           1.580                 56,951
                                                                   2005   1.306           1.402                 58,860
                                                                   2004   1.154           1.306                 44,567
                                                                   2003   1.000           1.154                 46,867
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.890           0.895                     --
                                                                   2008   1.179           0.890                539,006
                                                                   2007   1.151           1.179                541,761
                                                                   2006   1.080           1.151                541,460
                                                                   2005   1.057           1.080                540,961
                                                                   2004   1.002           1.057                     --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.035           0.997                     --
                                                                   2007   1.020           1.035                 15,221
                                                                   2006   1.003           1.020                 14,843
                                                                   2005   1.006           1.003                 14,558
                                                                   2004   0.987           1.006                  4,118
                                                                   2003   1.000           0.987                  1,471
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.538           1.488                     --
                                                                   2007   1.509           1.538                 35,874
                                                                   2006   1.348           1.509                 31,278
                                                                   2005   1.261           1.348                 23,286
                                                                   2004   1.157           1.261                     --
                                                                   2003   1.000           1.157                     --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.200           1.252                     --
                                                                   2005   1.231           1.200                  6,626
                                                                   2004   1.128           1.231                  1,366
                                                                   2003   1.000           1.128                  1,412

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)............ 2008   1.505           1.432                     --
                                                                       2007   1.572           1.505                 78,625
                                                                       2006   1.359           1.572                 73,795
                                                                       2005   1.291           1.359                 30,860
                                                                       2004   1.161           1.291                     --
                                                                       2003   1.000           1.161                     --
 DWS Foreign Value Subaccount (Class B) (11/04)....................... 2006   1.128           1.348                     --
                                                                       2005   1.053           1.128                  9,475
                                                                       2004   1.000           1.053                     --
 DWS Growth Allocation Subaccount (Class B) (9/04).................... 2009   0.829           0.829                     --
                                                                       2008   1.294           0.829                224,959
                                                                       2007   1.252           1.294                252,411
                                                                       2006   1.135           1.252                266,980
                                                                       2005   1.094           1.135                267,712
                                                                       2004   1.016           1.094                 55,272
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.284           1.267                     --
                                                                       2007   1.305           1.284                 37,338
                                                                       2006   1.211           1.305                 38,545
                                                                       2005   1.196           1.211                 27,727
                                                                       2004   1.090           1.196                  2,298
                                                                       2003   1.000           1.090                     --
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.818           2.017                 14,035
                                                                       2011   1.983           1.818                 26,018
                                                                       2010   1.652           1.983                 33,971
                                                                       2009   1.305           1.652                 38,425
                                                                       2008   2.011           1.305                 40,495
                                                                       2007   2.001           2.011                 42,663
                                                                       2006   1.641           2.001                 40,755
                                                                       2005   1.527           1.641                 37,810
                                                                       2004   1.243           1.527                 22,318
                                                                       2003   1.000           1.243                  5,444
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.054           1.070                     --
                                                                       2005   1.041           1.054                     --
                                                                       2004   1.005           1.041                     --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.217           1.235                     --
                                                                       2004   1.131           1.217                     --
                                                                       2003   1.000           1.131                     --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   2.164           2.084                     --
                                                                      2007   1.903           2.164                 20,545
                                                                      2006   1.555           1.903                 20,507
                                                                      2005   1.393           1.555                 17,186
                                                                      2004   1.208           1.393                  6,789
                                                                      2003   1.000           1.208                     --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.461           1.400                     --
                                                                      2007   1.405           1.461                 10,596
                                                                      2006   1.329           1.405                 10,040
                                                                      2005   1.216           1.329                 10,511
                                                                      2004   1.118           1.216                 10,376
                                                                      2003   1.000           1.118                     --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.277           1.257                     --
                                                                      2005   1.218           1.277                     --
                                                                      2004   1.109           1.218                     --
                                                                      2003   1.000           1.109                     --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.145           1.264                     --
                                                                      2005   1.036           1.145                  9,127
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.538           1.514                     --
                                                                      2007   1.394           1.538                 43,104
                                                                      2006   1.239           1.394                 44,693
                                                                      2005   1.246           1.239                 45,703
                                                                      2004   1.161           1.246                 47,296
                                                                      2003   1.000           1.161                 39,551
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.253           1.286                     --
                                                                      2005   1.288           1.253                 24,492
                                                                      2004   1.121           1.288                     --
                                                                      2003   1.000           1.121                     --
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.513           1.422                     --
                                                                      2007   1.432           1.513                    591
                                                                      2006   1.324           1.432                    655
                                                                      2005   1.180           1.324                    652
                                                                      2004   1.163           1.180                    713
                                                                      2003   1.000           1.163                    683
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.842           0.843                     --
                                                                      2008   1.235           0.842                465,661
                                                                      2007   1.201           1.235                466,066
                                                                      2006   1.106           1.201                466,221
                                                                      2005   1.075           1.106                466,120
                                                                      2004   1.000           1.075                     --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Money Market Subaccount (Class B) (7/03)................. 2008   1.019           1.022                    --
                                                               2007   0.995           1.019                 7,618
                                                               2006   0.976           0.995                 7,819
                                                               2005   0.973           0.976                 8,151
                                                               2004   0.989           0.973                 8,439
                                                               2003   1.000           0.989                 8,760
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)......... 2006   1.100           1.119                    --
                                                               2005   1.177           1.100                    --
                                                               2004   1.192           1.177                    --
                                                               2003   1.000           1.192                    --
 DWS Small Cap Growth Subaccount (Class B) (7/03)............. 2008   1.358           1.183                    --
                                                               2007   1.312           1.358                16,806
                                                               2006   1.279           1.312                17,242
                                                               2005   1.224           1.279                17,631
                                                               2004   1.131           1.224                10,819
                                                               2003   1.000           1.131                11,377
 DWS Strategic Income Subaccount (Class B) (6/03)............. 2008   1.138           1.137                    --
                                                               2007   1.107           1.138                47,891
                                                               2006   1.040           1.107                43,741
                                                               2005   1.043           1.040                35,419
                                                               2004   0.984           1.043                11,148
                                                               2003   1.000           0.984                11,724
 DWS Technology Subaccount (Class B) (7/03)................... 2010   1.095           1.131                    --
                                                               2009   0.700           1.095                   793
                                                               2008   1.335           0.700                   782
                                                               2007   1.198           1.335                   734
                                                               2006   1.219           1.198                   803
                                                               2005   1.206           1.219                   718
                                                               2004   1.214           1.206                   693
                                                               2003   1.000           1.214                   686
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........ 2008   1.818           1.690                    --
                                                               2007   1.485           1.818                12,158
                                                               2006   1.428           1.485                12,192
                                                               2005   1.312           1.428                12,220
                                                               2004   1.211           1.312                   667
                                                               2003   1.000           1.211                   679

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWSII Global Thematic Subaccount (Class B) (8/03)............... 2012   1.376           1.591                     --
                                                                  2011   1.648           1.376                     --
                                                                  2010   1.487           1.648                     --
                                                                  2009   1.061           1.487                     --
                                                                  2008   2.079           1.061                     --
                                                                  2007   2.007           2.079                     --
                                                                  2006   1.582           2.007                     --
                                                                  2005   1.319           1.582                     --
                                                                  2004   1.179           1.319                     --
                                                                  2003   1.000           1.179                     --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03) 2012   1.241           1.245                101,049
                                                                  2011   1.183           1.241                107,860
                                                                  2010   1.138           1.183                112,397
                                                                  2009   1.080           1.138                171,831
                                                                  2008   1.055           1.080                179,760
                                                                  2007   1.022           1.055                  8,165
                                                                  2006   1.007           1.022                  7,580
                                                                  2005   1.006           1.007                  7,112
                                                                  2004   0.994           1.006                  6,664
                                                                  2003   1.000           0.994                  1,451
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *......... 2012   1.540           1.756                139,453
                                                                  2011   1.537           1.540                146,598
                                                                  2010   1.357           1.537                173,962
                                                                  2009   0.945           1.357                 32,036
                                                                  2008   1.270           0.945                 35,272
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)........ 2012   1.108           1.235                466,010
                                                                  2011   1.151           1.108                466,098
                                                                  2010   1.036           1.151                466,035
                                                                  2009   0.865           1.036                465,988
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).......... 2012   1.115           1.263                194,427
                                                                  2011   1.185           1.115                200,676
                                                                  2010   1.048           1.185                207,670
                                                                  2009   0.855           1.048                215,069
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)........ 2012   1.159           1.274                521,262
                                                                  2011   1.185           1.159                526,332
                                                                  2010   1.077           1.185                531,202
                                                                  2009   0.914           1.077                536,607

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2012   2.392
                                                                                2011   2.996
                                                                                2010   2.468
                                                                                2009   1.491
                                                                                2008   3.414
                                                                                2007   2.719
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2012   1.566
                                                                                2011   1.791
                                                                                2010   1.643
                                                                                2009   1.276
                                                                                2008   2.197
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2012   1.000
                                                                                2011   1.078
                                                                                2010   0.897
                                                                                2009   0.670
                                                                                2008   1.064
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2012   1.418
                                                                                2011   1.400
                                                                                2010   1.277
                                                                                2009   0.983
                                                                                2008   1.139
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2012   1.193
                                                                                2011   1.354
                                                                                2010   1.154
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2012   0.850
                                                                                2011   0.904
                                                                                2010   0.790
                                                                                2009   0.681
                                                                                2008   1.030
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2012   1.506
                                                                                2011   1.564
                                                                                2010   1.252
                                                                                2009   0.879
                                                                                2008   1.425
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2012   1.486
                                                                                2011   1.641
                                                                                2010   1.319
                                                                                2009   0.915
                                                                                2008   1.683



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2.788                     --
                                                                                2.392                     --
                                                                                2.996                  5,487
                                                                                2.468                  5,487
                                                                                1.491                  5,487
                                                                                3.414                  8,626
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 1.788                 16,962
                                                                                1.566                 16,546
                                                                                1.791                 23,282
                                                                                1.643                 27,209
                                                                                1.276                 29,520
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 1.030                 74,774
                                                                                1.000                 81,209
                                                                                1.078                 95,612
                                                                                0.897                102,789
                                                                                0.670                110,720
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 1.546                115,675
                                                                                1.418                122,902
                                                                                1.400                147,323
                                                                                1.277                114,049
                                                                                0.983                 30,856
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 1.313                     --
                                                                                1.193                    638
                                                                                1.354                    731
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 0.981                 45,447
                                                                                0.850                101,681
                                                                                0.904                 45,600
                                                                                0.790                 72,747
                                                                                0.681                 72,174
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 1.675                     --
                                                                                1.506                    555
                                                                                1.564                    614
                                                                                1.252                    697
                                                                                0.879                    644
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 1.542                     --
                                                                                1.486                    516
                                                                                1.641                 12,213
                                                                                1.319                 12,293
                                                                                0.915                 12,155

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2012   1.109           1.164                 1,458
                                                                   2011   1.065           1.109                 3,255
                                                                   2010   1.007           1.065                13,148
                                                                   2009   0.943           1.007                14,041
                                                                   2008   1.000           0.943                15,141
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2012   1.162           1.275                    --
                                                                   2011   1.146           1.162                    --
                                                                   2010   1.071           1.146                    --
                                                                   2009   0.935           1.071                    --
                                                                   2008   1.197           0.935                    --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2012   1.122           1.251                25,111
                                                                   2011   1.123           1.122                26,797
                                                                   2010   1.053           1.123                51,616
                                                                   2009   0.969           1.053                53,392
                                                                   2008   1.428           0.969                52,300
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2012   1.718           1.681                    --
                                                                   2011   1.755           1.718                17,340
                                                                   2010   1.794           1.755                13,252
                                                                   2009   1.828           1.794                35,962
                                                                   2008   1.828           1.828                38,445
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2012   1.201           1.323                23,603
                                                                   2011   1.282           1.201                23,295
                                                                   2010   1.172           1.282                33,988
                                                                   2009   0.910           1.172                36,657
                                                                   2008   1.482           0.910                39,817
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2012   1.175           1.328                    --
                                                                   2011   1.282           1.175                    --
                                                                   2010   1.146           1.282                16,405
                                                                   2009   0.964           1.146                16,405
                                                                   2008   1.491           0.964                16,405
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2012   0.981           1.108                51,683
                                                                   2011   0.986           0.981                56,684
                                                                   2010   0.880           0.986                56,735
                                                                   2009   0.714           0.880                73,571
                                                                   2008   1.103           0.714                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.028           1.120               106,720
                                                                        2011   1.028           1.028               136,976
                                                                        2010   0.957           1.028               136,989
                                                                        2009   0.827           0.957               137,002
                                                                        2008   1.088           0.827                30,295
                                                                        2007   1.067           1.088                30,295
                                                                        2006   1.003           1.067                30,295
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.333           1.518                 5,244
                                                                        2011   1.351           1.333                 6,693
                                                                        2010   1.241           1.351                 6,566
                                                                        2009   1.051           1.241                10,898
                                                                        2008   1.513           1.051                10,968
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.313           1.556                16,107
                                                                        2011   1.464           1.313                16,397
                                                                        2010   1.359           1.464                33,177
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   0.997           1.158                 7,319
                                                                        2011   1.033           0.997                 7,360
                                                                        2010   0.904           1.033                 7,536
                                                                        2009   0.646           0.904                16,172
                                                                        2008   1.062           0.646                14,189
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.378           1.563                23,493
                                                                        2011   1.388           1.378                23,932
                                                                        2010   1.053           1.388                25,650
                                                                        2009   0.776           1.053                25,769
                                                                        2008   1.185           0.776                25,873



                               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2012   1.878           1.903                21,891
                                                                2011   1.648           1.878                27,064
                                                                2010   1.585           1.648                28,328
                                                                2009   1.410           1.585                41,455
                                                                2008   2.131           1.410                54,556
                                                                2007   1.806           2.131                75,232
                                                                2006   1.471           1.806                42,429
                                                                2005   1.287           1.471                42,909
                                                                2004   1.065           1.287                    --
                                                                2003   1.000           1.065                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.145           1.149                     --
                                                                        2005   1.082           1.145                 95,072
                                                                        2004   1.061           1.082                     --
                                                                        2003   1.000           1.061                     --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.706           1.968                 90,009
                                                                        2011   1.755           1.706                 95,324
                                                                        2010   1.579           1.755                125,689
                                                                        2009   1.071           1.579                311,211
                                                                        2008   2.001           1.071                352,566
                                                                        2007   1.536           2.001                320,891
                                                                        2006   1.320           1.536                322,325
                                                                        2005   1.182           1.320                 56,870
                                                                        2004   1.119           1.182                     --
                                                                        2003   1.000           1.119                     --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.879           1.123                     --
                                                                        2008   1.687           0.879                  2,505
                                                                        2007   1.796           1.687                  3,211
                                                                        2006   1.621           1.796                  3,161
                                                                        2005   1.427           1.621                  1,492
                                                                        2004   1.236           1.427                     --
                                                                        2003   1.000           1.236                     --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.032           1.032                     --
                                                                        2011   1.244           1.032                     --
                                                                        2010   1.133           1.244                  2,484
                                                                        2009   1.130           1.133                  2,462
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.612           2.731                     --
                                                                        2006   2.015           2.612                109,578
                                                                        2005   1.610           2.015                 40,216
                                                                        2004   1.317           1.610                     --
                                                                        2003   1.000           1.317                     --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.456           1.426                     --
                                                                        2007   1.468           1.456                 46,144
                                                                        2006   1.393           1.468                 89,486
                                                                        2005   1.307           1.393                 78,106
                                                                        2004   1.170           1.307                     --
                                                                        2003   1.000           1.170                     --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.216           1.329                      --
                                                                         2011   1.235           1.216                      --
                                                                         2010   1.103           1.235                      --
                                                                         2009   0.845           1.103                      --
                                                                         2008   1.320           0.845                      --
                                                                         2007   1.255           1.320                      --
                                                                         2006   1.178           1.255                      --
                                                                         2005   1.165           1.178                      --
                                                                         2004   1.124           1.165                      --
                                                                         2003   1.000           1.124                      --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.162           1.103                      --
                                                                         2007   1.133           1.162                   6,211
                                                                         2006   1.005           1.133                   6,214
                                                                         2005   1.000           1.005                   6,218
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   2.171           1.777                  56,030
                                                                         2006   1.619           2.171                  75,280
                                                                         2005   1.486           1.619                  66,089
                                                                         2004   1.162           1.486                      --
                                                                         2003   1.000           1.162                      --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.029           0.999                      --
                                                                         2007   1.014           1.029                  19,547
                                                                         2006   0.994           1.014                      --
                                                                         2005   1.000           0.994                      --
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   1.557           1.667                      --
                                                                         2009   1.078           1.557                  52,547
                                                                         2008   2.211           1.078                  55,795
                                                                         2007   2.076           2.211                  71,764
                                                                         2006   1.741           2.076                 128,954
                                                                         2005   1.507           1.741                 110,069
                                                                         2004   1.251           1.507                      --
                                                                         2003   1.000           1.251                      --
 DWS Growth & Income Subaccount (Class B) (6/03)........................ 2008   1.369           1.283                      --
                                                                         2007   1.386           1.369                 976,594
                                                                         2006   1.251           1.386               1,062,844
                                                                         2005   1.209           1.251                  99,587
                                                                         2004   1.126           1.209                      --
                                                                         2003   1.000           1.126                      --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                             YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Health Care VIP Subaccount (Class B) (6/03)......... 2011   1.358           1.524                     --
                                                          2010   1.290           1.358                 39,927
                                                          2009   1.082           1.290                 50,426
                                                          2008   1.446           1.082                  4,013
                                                          2007   1.310           1.446                 41,274
                                                          2006   1.266           1.310                  4,022
                                                          2005   1.198           1.266                  4,091
                                                          2004   1.121           1.198                     --
                                                          2003   1.000           1.121                     --
 DWS I Capital Growth Subaccount (Class B) (7/03)........ 2012   1.238           1.400                106,708
                                                          2011   1.329           1.238                153,976
                                                          2010   1.167           1.329                157,594
                                                          2009   0.944           1.167                165,991
                                                          2008   1.444           0.944                169,279
                                                          2007   1.316           1.444                184,014
                                                          2006   1.244           1.316                197,480
                                                          2005   1.172           1.244                103,402
                                                          2004   1.114           1.172                     --
                                                          2003   1.000           1.114                     --
 DWS International Subaccount (Class B) (7/03)........... 2008   2.088           1.995                     --
                                                          2007   1.869           2.088                375,203
                                                          2006   1.523           1.869                388,024
                                                          2005   1.345           1.523                  5,949
                                                          2004   1.183           1.345                     --
                                                          2003   1.000           1.183                     --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03).......... 2006   1.417           1.556                     --
                                                          2005   1.279           1.417                 11,995
                                                          2004   1.174           1.279                     --
                                                          2003   1.000           1.174                     --
 DWS Balanced Subaccount (Class B) (7/03)................ 2008   1.232           1.196                     --
                                                          2007   1.206           1.232                260,770
                                                          2006   1.123           1.206                281,922
                                                          2005   1.105           1.123                281,931
                                                          2004   1.062           1.105                     --
                                                          2003   1.000           1.062                     --
 DWS Blue Chip Subaccount (Class B) (6/03)............... 2008   1.591           1.488                     --
                                                          2007   1.577           1.591                 74,829
                                                          2006   1.400           1.577                123,200
                                                          2005   1.304           1.400                111,431
                                                          2004   1.154           1.304                     --
                                                          2003   1.000           1.154                     --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.888           0.893                      --
                                                                   2008   1.177           0.888                 624,112
                                                                   2007   1.149           1.177                 624,220
                                                                   2006   1.080           1.149                 628,108
                                                                   2005   1.057           1.080                 170,289
                                                                   2004   1.002           1.057                      --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.033           0.994                      --
                                                                   2007   1.018           1.033                  47,992
                                                                   2006   1.001           1.018                  46,441
                                                                   2005   1.005           1.001                  62,497
                                                                   2004   0.987           1.005                      --
                                                                   2003   1.000           0.987                      --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.535           1.484                      --
                                                                   2007   1.506           1.535               1,053,706
                                                                   2006   1.347           1.506                 973,324
                                                                   2005   1.260           1.347                 441,346
                                                                   2004   1.156           1.260                      --
                                                                   2003   1.000           1.156                      --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.198           1.250                      --
                                                                   2005   1.230           1.198                  51,727
                                                                   2004   1.128           1.230                      --
                                                                   2003   1.000           1.128                      --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.502           1.429                      --
                                                                   2007   1.570           1.502               1,062,009
                                                                   2006   1.357           1.570               1,114,755
                                                                   2005   1.290           1.357                 680,123
                                                                   2004   1.161           1.290                      --
                                                                   2003   1.000           1.161                      --
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.127           1.347                      --
                                                                   2005   1.053           1.127                 433,641
                                                                   2004   1.000           1.053                      --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.827           0.827                      --
                                                                   2008   1.291           0.827                 573,702
                                                                   2007   1.251           1.291                 616,696
                                                                   2006   1.135           1.251               1,067,172
                                                                   2005   1.094           1.135                 945,104
                                                                   2004   1.016           1.094                      --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.281           1.264                     --
                                                                       2007   1.303           1.281                192,891
                                                                       2006   1.209           1.303                165,326
                                                                       2005   1.195           1.209                120,793
                                                                       2004   1.090           1.195                     --
                                                                       2003   1.000           1.090                     --
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.810           2.007                187,977
                                                                       2011   1.975           1.810                245,638
                                                                       2010   1.646           1.975                331,238
                                                                       2009   1.302           1.646                447,756
                                                                       2008   2.006           1.302                485,429
                                                                       2007   1.998           2.006                522,544
                                                                       2006   1.639           1.998                547,627
                                                                       2005   1.526           1.639                382,254
                                                                       2004   1.243           1.526                     --
                                                                       2003   1.000           1.243                     --
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.054           1.069                     --
                                                                       2005   1.040           1.054                454,145
                                                                       2004   1.005           1.040                     --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.216           1.234                     --
                                                                       2004   1.130           1.216                     --
                                                                       2003   1.000           1.130                     --
 DWS International Select Equity Subaccount (Class B) (7/03).......... 2008   2.159           2.078                     --
                                                                       2007   1.900           2.159                183,887
                                                                       2006   1.553           1.900                245,238
                                                                       2005   1.392           1.553                152,361
                                                                       2004   1.208           1.392                     --
                                                                       2003   1.000           1.208                     --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................ 2008   1.457           1.396                     --
                                                                       2007   1.403           1.457                179,205
                                                                       2006   1.328           1.403                163,014
                                                                       2005   1.215           1.328                 39,689
                                                                       2004   1.118           1.215                     --
                                                                       2003   1.000           1.118                     --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)........... 2006   1.275           1.255                     --
                                                                       2005   1.217           1.275                 38,924
                                                                       2004   1.109           1.217                     --
                                                                       2003   1.000           1.109                     --
 DWS Large Cap Core Subaccount (Class B) (12/04)...................... 2006   1.145           1.263                     --
                                                                       2005   1.036           1.145                464,220

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.535           1.510                      --
                                                                      2007   1.392           1.535                  40,253
                                                                      2006   1.237           1.392                 135,712
                                                                      2005   1.245           1.237                 121,171
                                                                      2004   1.161           1.245                      --
                                                                      2003   1.000           1.161                      --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.251           1.284                      --
                                                                      2005   1.287           1.251                  26,842
                                                                      2004   1.120           1.287                      --
                                                                      2003   1.000           1.120                      --
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.509           1.418                      --
                                                                      2007   1.430           1.509                   2,025
                                                                      2006   1.322           1.430                   2,030
                                                                      2005   1.179           1.322                      --
                                                                      2004   1.163           1.179                      --
                                                                      2003   1.000           1.163                      --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.840           0.841                      --
                                                                      2008   1.233           0.840                 892,715
                                                                      2007   1.199           1.233               1,104,915
                                                                      2006   1.105           1.199               1,113,417
                                                                      2005   1.075           1.105               1,043,212
                                                                      2004   1.000           1.075                      --
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.017           1.019                      --
                                                                      2007   0.994           1.017                  30,736
                                                                      2006   0.974           0.994                  28,269
                                                                      2005   0.972           0.974                 106,100
                                                                      2004   0.989           0.972                      --
                                                                      2003   1.000           0.989                      --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   1.099           1.117                      --
                                                                      2005   1.176           1.099                  38,681
                                                                      2004   1.192           1.176                      --
                                                                      2003   1.000           1.192                      --
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.355           1.180                      --
                                                                      2007   1.309           1.355                 474,138
                                                                      2006   1.277           1.309                 468,609
                                                                      2005   1.223           1.277                 199,762
                                                                      2004   1.131           1.223                      --
                                                                      2003   1.000           1.131                      --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Strategic Income Subaccount (Class B) (6/03)............. 2008   1.136           1.134                     --
                                                               2007   1.105           1.136                345,203
                                                               2006   1.039           1.105                303,670
                                                               2005   1.042           1.039                193,174
                                                               2004   0.984           1.042                     --
                                                               2003   1.000           0.984                     --
 DWS Technology Subaccount (Class B) (7/03)................... 2010   1.092           1.127                     --
                                                               2009   0.698           1.092                 59,051
                                                               2008   1.332           0.698                    891
                                                               2007   1.196           1.332                  2,939
                                                               2006   1.217           1.196                     --
                                                               2005   1.205           1.217                     --
                                                               2004   1.214           1.205                     --
                                                               2003   1.000           1.214                     --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........ 2008   1.814           1.686                     --
                                                               2007   1.482           1.814                 58,737
                                                               2006   1.426           1.482                 58,501
                                                               2005   1.311           1.426                 58,464
                                                               2004   1.211           1.311                     --
                                                               2003   1.000           1.211                     --
 DWSII Global Thematic Subaccount (Class B) (8/03)............ 2012   1.370           1.584                 35,082
                                                               2011   1.642           1.370                 37,933
                                                               2010   1.482           1.642                 98,633
                                                               2009   1.058           1.482                145,926
                                                               2008   2.074           1.058                131,501
                                                               2007   2.004           2.074                104,731
                                                               2006   1.580           2.004                 58,127
                                                               2005   1.318           1.580                 60,612
                                                               2004   1.178           1.318                     --
                                                               2003   1.000           1.178                     --
 DWSII Government & Agency Securities Subaccount (Class B) (6/02012   1.236           1.239                 16,553
                                                               2011   1.179           1.236                 37,815
                                                               2010   1.134           1.179                 18,615
                                                               2009   1.077           1.134                 74,312
                                                               2008   1.053           1.077                125,929
                                                               2007   1.020           1.053                 18,260
                                                               2006   1.005           1.020                 16,919
                                                               2005   1.005           1.005                 16,617
                                                               2004   0.994           1.005                     --
                                                               2003   1.000           0.994                     --

              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................... 2012   1.534
                                                                            2011   1.532
                                                                            2010   1.352
                                                                            2009   0.943
                                                                            2008   1.267
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................. 2012   1.104
                                                                            2011   1.148
                                                                            2010   1.033
                                                                            2009   0.863
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................... 2012   1.111
                                                                            2011   1.181
                                                                            2010   1.046
                                                                            2009   0.853
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................. 2012   1.154
                                                                            2011   1.181
                                                                            2010   1.075
                                                                            2009   0.912
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)..... 2012   2.382
                                                                            2011   2.984
                                                                            2010   2.460
                                                                            2009   1.487
                                                                            2008   3.406
                                                                            2007   2.714
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *.... 2012   1.429
                                                                            2011   1.636
                                                                            2010   1.501
                                                                            2009   1.166
                                                                            2008   2.009
 MIST MLA Mid Cap Subaccount (Class B) (4/08).............................. 2012   0.996
                                                                            2011   1.075
                                                                            2010   0.895
                                                                            2009   0.669
                                                                            2008   1.063
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................. 2012   1.412
                                                                            2011   1.395
                                                                            2010   1.273
                                                                            2009   0.980
                                                                            2008   1.137



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................... 1.748               1,759,081
                                                                            1.534               1,841,239
                                                                            1.532               1,884,532
                                                                            1.352                 150,158
                                                                            0.943                 150,682
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................. 1.230                 606,922
                                                                            1.104                 615,238
                                                                            1.148                 651,833
                                                                            1.033                 674,431
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................... 1.257                 411,008
                                                                            1.111                 459,239
                                                                            1.181                 768,602
                                                                            1.046                 761,717
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................. 1.269                 578,262
                                                                            1.154                 937,397
                                                                            1.181                 597,927
                                                                            1.075                 623,995
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)..... 2.775                   9,468
                                                                            2.382                  18,477
                                                                            2.984                  25,257
                                                                            2.460                  70,336
                                                                            1.487                  91,101
                                                                            3.406                 105,600
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *.... 1.631                 423,883
                                                                            1.429                 514,171
                                                                            1.636                 542,075
                                                                            1.501                 554,678
                                                                            1.166                 586,996
 MIST MLA Mid Cap Subaccount (Class B) (4/08).............................. 1.026                 473,681
                                                                            0.996                 505,149
                                                                            1.075                 463,499
                                                                            0.895                 398,822
                                                                            0.669                 378,102
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................. 1.539               4,565,747
                                                                            1.412               4,867,441
                                                                            1.395               5,177,999
                                                                            1.273               5,102,042
                                                                            0.980                 329,828

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2012   1.188           1.307                   9,839
                                                                          2011   1.349           1.188                  55,447
                                                                          2010   1.150           1.349                  55,462
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2012   0.847           0.978               1,661,874
                                                                          2011   0.902           0.847               1,844,292
                                                                          2010   0.788           0.902               2,043,400
                                                                          2009   0.681           0.788               2,318,149
                                                                          2008   1.029           0.681               2,720,214
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2012   1.499           1.667                  31,740
                                                                          2011   1.558           1.499                  79,966
                                                                          2010   1.247           1.558                  70,993
                                                                          2009   0.877           1.247                  71,392
                                                                          2008   1.421           0.877                   2,019
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2012   1.480           1.535                  48,549
                                                                          2011   1.635           1.480                  54,313
                                                                          2010   1.314           1.635                  67,978
                                                                          2009   0.913           1.314                  82,046
                                                                          2008   1.679           0.913                  90,301
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2012   1.104           1.158                  39,356
                                                                          2011   1.061           1.104                  42,742
                                                                          2010   1.004           1.061                  31,816
                                                                          2009   0.940           1.004                  34,505
                                                                          2008   0.997           0.940                  36,886
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2012   1.157           1.268                 231,420
                                                                          2011   1.142           1.157                 242,909
                                                                          2010   1.067           1.142                 251,274
                                                                          2009   0.933           1.067                 260,748
                                                                          2008   1.194           0.933                 260,760
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2012   1.117           1.245                 410,422
                                                                          2011   1.119           1.117                 499,323
                                                                          2010   1.050           1.119                 668,261
                                                                          2009   0.966           1.050                 922,531
                                                                          2008   1.424           0.966                 967,675
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2012   1.711           1.673                 110,205
                                                                          2011   1.749           1.711                 201,535
                                                                          2010   1.788           1.749                 276,214
                                                                          2009   1.823           1.788                 162,301
                                                                          2008   1.823           1.823                 308,330

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Davis Venture Value Subaccount (Class B) (4/08)................... 2012   1.196           1.317                 292,890
                                                                        2011   1.277           1.196                 424,988
                                                                        2010   1.168           1.277                 574,961
                                                                        2009   0.907           1.168                 968,483
                                                                        2008   1.478           0.907               1,002,523
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2012   1.170           1.321                  69,424
                                                                        2011   1.277           1.170                  71,404
                                                                        2010   1.143           1.277                  73,801
                                                                        2009   0.961           1.143                  72,167
                                                                        2008   1.487           0.961                  71,921
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2012   0.978           1.104                 985,031
                                                                        2011   0.984           0.978                 744,065
                                                                        2010   0.878           0.984                 878,891
                                                                        2009   0.713           0.878               1,033,347
                                                                        2008   1.102           0.713                  14,539
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.025           1.116               1,660,269
                                                                        2011   1.026           1.025               1,802,616
                                                                        2010   0.955           1.026               1,854,385
                                                                        2009   0.825           0.955               2,276,123
                                                                        2008   1.087           0.825               1,231,684
                                                                        2007   1.067           1.087                 562,973
                                                                        2006   1.003           1.067                 104,293
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.327           1.511                  69,730
                                                                        2011   1.346           1.327                  78,290
                                                                        2010   1.237           1.346                  83,313
                                                                        2009   1.048           1.237                  84,767
                                                                        2008   1.509           1.048                  68,219
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.199           1.421                  20,088
                                                                        2011   1.338           1.199                  20,132
                                                                        2010   1.243           1.338                  56,305
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   0.994           1.154                 130,480
                                                                        2011   1.030           0.994                 197,401
                                                                        2010   0.902           1.030                 296,460
                                                                        2009   0.645           0.902                 386,707
                                                                        2008   1.061           0.645                 395,142
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.372           1.555                 467,633
                                                                        2011   1.382           1.372                 580,971
                                                                        2010   1.049           1.382                 733,074
                                                                        2009   0.774           1.049                 999,289
                                                                        2008   1.182           0.774               1,087,541

                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2012   1.748           1.771                 12,095
                                                                        2011   1.535           1.748                 21,130
                                                                        2010   1.477           1.535                 43,365
                                                                        2009   1.315           1.477                 47,288
                                                                        2008   1.988           1.315                 48,450
                                                                        2007   1.685           1.988                 76,109
                                                                        2006   1.374           1.685                 51,225
                                                                        2005   1.203           1.374                 51,839
                                                                        2004   1.000           1.203                  7,136
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.076           1.080                     --
                                                                        2005   1.017           1.076                138,482
                                                                        2004   1.000           1.017                 49,391
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.538           1.773                 35,142
                                                                        2011   1.583           1.538                 36,255
                                                                        2010   1.425           1.583                 33,836
                                                                        2009   0.967           1.425                 34,333
                                                                        2008   1.808           0.967                 35,602
                                                                        2007   1.388           1.808                 92,604
                                                                        2006   1.193           1.388                 35,951
                                                                        2005   1.069           1.193                 36,717
                                                                        2004   1.000           1.069                 19,874
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.696           0.889                     --
                                                                        2008   1.337           0.696                 18,138
                                                                        2007   1.424           1.337                 21,118
                                                                        2006   1.286           1.424                 29,797
                                                                        2005   1.133           1.286                 20,278
                                                                        2004   1.000           1.133                     --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.816           0.816                     --
                                                                        2011   0.984           0.816                     --
                                                                        2010   0.897           0.984                 19,541
                                                                        2009   0.895           0.897                 19,159
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.888           1.974                     --
                                                                        2006   1.457           1.888                131,038
                                                                        2005   1.165           1.457                148,877
                                                                        2004   1.000           1.165                 81,525

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)................ 2008   1.242           1.216                     --
                                                                         2007   1.253           1.242                226,064
                                                                         2006   1.190           1.253                246,208
                                                                         2005   1.117           1.190                248,322
                                                                         2004   1.000           1.117                193,170
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.088           1.188                     --
                                                                         2011   1.105           1.088                     --
                                                                         2010   0.987           1.105                     --
                                                                         2009   0.756           0.987                     --
                                                                         2008   1.182           0.756                     --
                                                                         2007   1.125           1.182                     --
                                                                         2006   1.056           1.125                     --
                                                                         2005   1.045           1.056                     --
                                                                         2004   1.000           1.045                     --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.161           1.102                     --
                                                                         2007   1.132           1.161                  5,482
                                                                         2006   1.005           1.132                  5,489
                                                                         2005   1.000           1.005                 13,382
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   1.770           1.448                162,725
                                                                         2006   1.320           1.770                194,962
                                                                         2005   1.213           1.320                215,914
                                                                         2004   1.000           1.213                 73,241
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.028           0.998                     --
                                                                         2007   1.013           1.028                 13,489
                                                                         2006   0.993           1.013                 14,347
                                                                         2005   1.000           0.993                     --
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   1.233           1.320                     --
                                                                         2009   0.854           1.233                106,752
                                                                         2008   1.753           0.854                110,860
                                                                         2007   1.646           1.753                 96,537
                                                                         2006   1.381           1.646                111,830
                                                                         2005   1.197           1.381                123,658
                                                                         2004   1.000           1.197                101,738

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                             YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Growth & Income Subaccount (Class B) (6/03)......... 2008   1.224           1.147                     --
                                                          2007   1.239           1.224                687,409
                                                          2006   1.119           1.239                820,431
                                                          2005   1.082           1.119                624,279
                                                          2004   1.000           1.082                526,405
 DWS Health Care VIP Subaccount (Class B) (6/03)......... 2011   1.176           1.319                     --
                                                          2010   1.117           1.176                 51,673
                                                          2009   0.938           1.117                 49,990
                                                          2008   1.254           0.938                 58,291
                                                          2007   1.136           1.254                 49,521
                                                          2006   1.099           1.136                 61,620
                                                          2005   1.040           1.099                 78,445
                                                          2004   1.000           1.040                 71,153
 DWS I Capital Growth Subaccount (Class B) (7/03)........ 2012   1.112           1.257                122,617
                                                          2011   1.195           1.112                165,771
                                                          2010   1.050           1.195                219,346
                                                          2009   0.849           1.050                240,945
                                                          2008   1.300           0.849                236,780
                                                          2007   1.186           1.300                226,677
                                                          2006   1.121           1.186                220,990
                                                          2005   1.056           1.121                109,916
                                                          2004   1.000           1.056                 19,922
 DWS International Subaccount (Class B) (7/03)........... 2008   1.766           1.687                     --
                                                          2007   1.581           1.766                162,239
                                                          2006   1.289           1.581                146,002
                                                          2005   1.139           1.289                 57,399
                                                          2004   1.000           1.139                 36,920
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03).......... 2006   1.222           1.342                     --
                                                          2005   1.104           1.222                  8,849
                                                          2004   1.000           1.104                    729
 DWS Balanced Subaccount (Class B) (7/03)................ 2008   1.152           1.118                     --
                                                          2007   1.128           1.152                420,289
                                                          2006   1.051           1.128                438,709
                                                          2005   1.034           1.051                509,695
                                                          2004   1.000           1.034                375,718
 DWS Blue Chip Subaccount (Class B) (6/03)............... 2008   1.355           1.267                     --
                                                          2007   1.344           1.355                228,413
                                                          2006   1.193           1.344                236,007
                                                          2005   1.112           1.193                229,714
                                                          2004   1.000           1.112                148,845

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.886           0.891                     --
                                                                   2008   1.175           0.886                141,032
                                                                   2007   1.148           1.175                529,164
                                                                   2006   1.079           1.148                550,100
                                                                   2005   1.057           1.079                355,797
                                                                   2004   1.002           1.057                     --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.022           0.984                     --
                                                                   2007   1.008           1.022                349,401
                                                                   2006   0.992           1.008                540,813
                                                                   2005   0.996           0.992                386,789
                                                                   2004   1.000           0.996                262,027
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.300           1.258                     --
                                                                   2007   1.277           1.300                569,448
                                                                   2006   1.142           1.277                553,736
                                                                   2005   1.069           1.142                534,266
                                                                   2004   1.000           1.069                215,916
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.033           1.078                     --
                                                                   2005   1.062           1.033                 84,350
                                                                   2004   1.000           1.062                 70,489
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.297           1.234                     --
                                                                   2007   1.356           1.297                645,430
                                                                   2006   1.173           1.356                630,452
                                                                   2005   1.116           1.173                448,703
                                                                   2004   1.000           1.116                172,392
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.126           1.345                     --
                                                                   2005   1.053           1.126                 78,032
                                                                   2004   1.000           1.053                     --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.825           0.825                     --
                                                                   2008   1.289           0.825                517,049
                                                                   2007   1.249           1.289                674,640
                                                                   2006   1.134           1.249                645,164
                                                                   2005   1.094           1.134                645,278
                                                                   2004   1.016           1.094                245,258
 DWS High Income Subaccount (Class B) (6/03)...................... 2008   1.162           1.146                     --
                                                                   2007   1.182           1.162                193,432
                                                                   2006   1.098           1.182                172,871
                                                                   2005   1.085           1.098                168,760
                                                                   2004   1.000           1.085                 92,252

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.381           1.531                122,158
                                                                       2011   1.508           1.381                135,599
                                                                       2010   1.258           1.508                200,254
                                                                       2009   0.995           1.258                230,183
                                                                       2008   1.534           0.995                260,145
                                                                       2007   1.529           1.534                303,493
                                                                       2006   1.255           1.529                285,396
                                                                       2005   1.169           1.255                294,240
                                                                       2004   1.000           1.169                167,464
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.053           1.068                     --
                                                                       2005   1.040           1.053                168,575
                                                                       2004   1.005           1.040                     --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.087           1.102                     --
                                                                       2004   1.000           1.087                 28,239
 DWS International Select Equity Subaccount (Class B) (7/03).......... 2008   1.783           1.717                     --
                                                                       2007   1.570           1.783                229,894
                                                                       2006   1.284           1.570                251,879
                                                                       2005   1.152           1.284                222,822
                                                                       2004   1.000           1.152                160,814
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................ 2008   1.320           1.265                     --
                                                                       2007   1.271           1.320                112,444
                                                                       2006   1.204           1.271                146,676
                                                                       2005   1.102           1.204                164,141
                                                                       2004   1.000           1.102                130,633
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)........... 2006   1.161           1.143                     --
                                                                       2005   1.109           1.161                  9,317
                                                                       2004   1.000           1.109                     --
 DWS Large Cap Core Subaccount (Class B) (12/04)...................... 2006   1.144           1.262                     --
                                                                       2005   1.036           1.144                200,092
 DWS Large Cap Value Subaccount (Class B) (7/03)...................... 2008   1.331           1.310                     --
                                                                       2007   1.208           1.331                102,151
                                                                       2006   1.074           1.208                103,461
                                                                       2005   1.082           1.074                105,490
                                                                       2004   1.000           1.082                 35,381
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)......... 2006   1.110           1.138                     --
                                                                       2005   1.142           1.110                148,023
                                                                       2004   1.000           1.142                 99,647

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Mid Cap Growth Subaccount (Class B) (8/03).............. 2008   1.337           1.256                      --
                                                              2007   1.267           1.337                      --
                                                              2006   1.172           1.267                      --
                                                              2005   1.045           1.172                      --
                                                              2004   1.000           1.045                      --
 DWS Moderate Allocation Subaccount (Class B) (8/04)......... 2009   0.838           0.839                      --
                                                              2008   1.231           0.838               2,036,615
                                                              2007   1.198           1.231               2,108,019
                                                              2006   1.104           1.198               3,205,353
                                                              2005   1.075           1.104               4,632,739
                                                              2004   1.000           1.075                 319,936
 DWS Money Market Subaccount (Class B) (7/03)................ 2008   1.030           1.033                      --
                                                              2007   1.007           1.030                 143,677
                                                              2006   0.988           1.007                  78,118
                                                              2005   0.987           0.988                  80,939
                                                              2004   1.000           0.987                  71,280
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)........ 2006   0.949           0.965                      --
                                                              2005   1.016           0.949                 124,899
                                                              2004   1.000           1.016                  56,739
 DWS Small Cap Growth Subaccount (Class B) (7/03)............ 2008   1.180           1.027                      --
                                                              2007   1.141           1.180                 122,459
                                                              2006   1.113           1.141                 128,193
                                                              2005   1.067           1.113                 128,043
                                                              2004   1.000           1.067                 119,412
 DWS Strategic Income Subaccount (Class B) (6/03)............ 2008   1.152           1.150                      --
                                                              2007   1.121           1.152                 312,806
                                                              2006   1.055           1.121                 336,181
                                                              2005   1.058           1.055                 333,217
                                                              2004   1.000           1.058                 150,723
 DWS Technology Subaccount (Class B) (7/03).................. 2010   0.946           0.976                      --
                                                              2009   0.605           0.946                  47,068
                                                              2008   1.155           0.605                  41,652
                                                              2007   1.038           1.155                  39,848
                                                              2006   1.057           1.038                  42,079
                                                              2005   1.047           1.057                  25,052
                                                              2004   1.000           1.047                  34,735

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........... 2008   1.519           1.411                      --
                                                                  2007   1.242           1.519                  58,864
                                                                  2006   1.196           1.242                  66,585
                                                                  2005   1.099           1.196                  47,285
                                                                  2004   1.000           1.099                  52,753
 DWSII Global Thematic Subaccount (Class B) (8/03)............... 2012   1.166           1.347                  20,624
                                                                  2011   1.397           1.166                  20,946
                                                                  2010   1.262           1.397                  45,004
                                                                  2009   0.901           1.262                  48,109
                                                                  2008   1.768           0.901                  51,155
                                                                  2007   1.709           1.768                  59,922
                                                                  2006   1.348           1.709                  53,272
                                                                  2005   1.125           1.348                  75,661
                                                                  2004   1.000           1.125                  46,740
 DWSII Government & Agency Securities Subaccount (Class B) (6/03) 2012   1.227           1.229                 218,430
                                                                  2011   1.171           1.227                 222,512
                                                                  2010   1.128           1.171                 249,533
                                                                  2009   1.071           1.128                 248,013
                                                                  2008   1.048           1.071                 247,991
                                                                  2007   1.016           1.048                  93,322
                                                                  2006   1.001           1.016                  93,775
                                                                  2005   1.002           1.001                 115,039
                                                                  2004   1.000           1.002                 105,052
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *......... 2012   1.388           1.581                  58,450
                                                                  2011   1.387           1.388                  75,532
                                                                  2010   1.225           1.387                 135,492
                                                                  2009   0.854           1.225                 142,200
                                                                  2008   1.149           0.854                 142,946
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)........ 2012   1.100           1.225               1,277,626
                                                                  2011   1.144           1.100               1,686,375
                                                                  2010   1.030           1.144               1,868,138
                                                                  2009   0.861           1.030               1,879,175
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).......... 2012   1.107           1.252                 137,291
                                                                  2011   1.177           1.107                 150,527
                                                                  2010   1.043           1.177                 285,001
                                                                  2009   0.851           1.043                 285,200
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)........ 2012   1.150           1.264                 115,496
                                                                  2011   1.178           1.150                 132,927
                                                                  2010   1.072           1.178                 130,828
                                                                  2009   0.910           1.072                 146,789

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2012   1.717
                                                                                2011   2.152
                                                                                2010   1.775
                                                                                2009   1.073
                                                                                2008   2.460
                                                                                2007   1.961
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2012   1.221
                                                                                2011   1.398
                                                                                2010   1.284
                                                                                2009   0.998
                                                                                2008   1.719
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2012   0.993
                                                                                2011   1.072
                                                                                2010   0.893
                                                                                2009   0.667
                                                                                2008   1.061
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2012   1.429
                                                                                2011   1.413
                                                                                2010   1.289
                                                                                2009   0.993
                                                                                2008   1.153
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2012   1.028
                                                                                2011   1.168
                                                                                2010   0.996
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2012   0.845
                                                                                2011   0.900
                                                                                2010   0.787
                                                                                2009   0.680
                                                                                2008   1.028
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2012   1.325
                                                                                2011   1.378
                                                                                2010   1.104
                                                                                2009   0.776
                                                                                2008   1.258
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2012   1.237
                                                                                2011   1.367
                                                                                2010   1.099
                                                                                2009   0.764
                                                                                2008   1.406



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 1.999                 47,191
                                                                                1.717                 43,187
                                                                                2.152                 82,518
                                                                                1.775                102,636
                                                                                1.073                100,612
                                                                                2.460                102,765
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 1.393                183,252
                                                                                1.221                185,757
                                                                                1.398                246,499
                                                                                1.284                285,027
                                                                                0.998                327,394
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 1.022                169,411
                                                                                0.993                186,468
                                                                                1.072                223,296
                                                                                0.893                229,127
                                                                                0.667                251,501
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 1.557                324,350
                                                                                1.429                312,669
                                                                                1.413                312,156
                                                                                1.289                315,972
                                                                                0.993                246,519
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 1.130                 28,009
                                                                                1.028                 26,292
                                                                                1.168                 32,854
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 0.974                  1,608
                                                                                0.845                  1,614
                                                                                0.900                  1,620
                                                                                0.787                  1,628
                                                                                0.680                  1,635
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 1.473                  3,598
                                                                                1.325                  3,602
                                                                                1.378                     --
                                                                                1.104                     --
                                                                                0.776                     --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 1.282                 19,368
                                                                                1.237                 23,610
                                                                                1.367                 52,265
                                                                                1.099                 66,803
                                                                                0.764                 71,882

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2012   1.090           1.144               387,864
                                                                   2011   1.049           1.090               409,574
                                                                   2010   0.993           1.049               482,870
                                                                   2009   0.930           0.993               581,539
                                                                   2008   0.987           0.930               291,439
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2012   1.079           1.183               302,981
                                                                   2011   1.065           1.079               286,511
                                                                   2010   0.997           1.065               289,818
                                                                   2009   0.871           0.997               321,730
                                                                   2008   1.116           0.871               358,636
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2012   0.963           1.073               242,826
                                                                   2011   0.965           0.963               311,281
                                                                   2010   0.906           0.965               377,001
                                                                   2009   0.834           0.906               438,241
                                                                   2008   1.230           0.834               556,082
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2012   1.391           1.360               111,793
                                                                   2011   1.423           1.391               119,671
                                                                   2010   1.455           1.423               141,665
                                                                   2009   1.484           1.455               145,399
                                                                   2008   1.485           1.484               394,897
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2012   1.011           1.113               230,736
                                                                   2011   1.080           1.011               255,137
                                                                   2010   0.989           1.080               431,153
                                                                   2009   0.768           0.989               499,529
                                                                   2008   1.252           0.768               495,709
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2012   0.994           1.122               193,823
                                                                   2011   1.086           0.994               186,548
                                                                   2010   0.972           1.086               224,267
                                                                   2009   0.818           0.972               224,757
                                                                   2008   1.266           0.818               224,441
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2012   0.975           1.100                   985
                                                                   2011   0.981           0.975                   989
                                                                   2010   0.876           0.981                   993
                                                                   2009   0.712           0.876                   997
                                                                   2008   1.100           0.712                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.023           1.113                104,902
                                                                        2011   1.024           1.023                113,808
                                                                        2010   0.953           1.024                121,799
                                                                        2009   0.824           0.953                131,336
                                                                        2008   1.086           0.824                134,127
                                                                        2007   1.067           1.086                193,463
                                                                        2006   1.003           1.067                352,660
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.149           1.307                 78,061
                                                                        2011   1.166           1.149                 93,200
                                                                        2010   1.072           1.166                116,648
                                                                        2009   0.908           1.072                117,483
                                                                        2008   1.308           0.908                119,806
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.045           1.238                 72,319
                                                                        2011   1.167           1.045                 83,886
                                                                        2010   1.084           1.167                107,284
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   0.992           1.150                 44,052
                                                                        2011   1.028           0.992                 69,300
                                                                        2010   0.901           1.028                 95,479
                                                                        2009   0.644           0.901                 93,761
                                                                        2008   1.060           0.644                127,177
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.053           1.194                 89,619
                                                                        2011   1.062           1.053                104,398
                                                                        2010   0.806           1.062                145,734
                                                                        2009   0.595           0.806                145,314
                                                                        2008   0.909           0.595                146,797



                               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2012   1.862           1.885               131,979
                                                                2011   1.636           1.862               119,718
                                                                2010   1.575           1.636               111,843
                                                                2009   1.402           1.575               108,394
                                                                2008   2.121           1.402               201,199
                                                                2007   1.799           2.121               169,321
                                                                2006   1.467           1.799               169,104
                                                                2005   1.285           1.467               198,034
                                                                2004   1.064           1.285                55,788
                                                                2003   1.000           1.064                32,856

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.142           1.146                     --
                                                                        2005   1.080           1.142                312,033
                                                                        2004   1.060           1.080                298,766
                                                                        2003   1.000           1.060                113,890
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.692           1.949                136,730
                                                                        2011   1.742           1.692                139,582
                                                                        2010   1.569           1.742                134,784
                                                                        2009   1.065           1.569                 49,502
                                                                        2008   1.992           1.065                 64,501
                                                                        2007   1.530           1.992                 69,538
                                                                        2006   1.316           1.530                 57,825
                                                                        2005   1.180           1.316                 63,019
                                                                        2004   1.119           1.180                 70,159
                                                                        2003   1.000           1.119                 28,907
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.874           1.115                     --
                                                                        2008   1.679           0.874                148,217
                                                                        2007   1.789           1.679                177,086
                                                                        2006   1.617           1.789                190,000
                                                                        2005   1.425           1.617                165,569
                                                                        2004   1.236           1.425                 51,243
                                                                        2003   1.000           1.236                  5,846
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.023           1.023                     --
                                                                        2011   1.235           1.023                     --
                                                                        2010   1.126           1.235                 81,331
                                                                        2009   1.123           1.126                 83,236
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.603           2.721                     --
                                                                        2006   2.010           2.603                192,176
                                                                        2005   1.608           2.010                187,979
                                                                        2004   1.317           1.608                 83,528
                                                                        2003   1.000           1.317                  8,911
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.449           1.419                     --
                                                                        2007   1.463           1.449                410,311
                                                                        2006   1.390           1.463                443,425
                                                                        2005   1.305           1.390                472,085
                                                                        2004   1.169           1.305                464,512
                                                                        2003   1.000           1.169                153,451

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.206           1.316                   1,614
                                                                         2011   1.226           1.206                   1,618
                                                                         2010   1.095           1.226                   1,623
                                                                         2009   0.840           1.095                   1,719
                                                                         2008   1.314           0.840                   2,118
                                                                         2007   1.251           1.314                   2,508
                                                                         2006   1.175           1.251                   2,512
                                                                         2005   1.163           1.175                   2,517
                                                                         2004   1.123           1.163                   2,522
                                                                         2003   1.000           1.123                      --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.159           1.100                      --
                                                                         2007   1.131           1.159               3,422,913
                                                                         2006   1.005           1.131               3,429,682
                                                                         2005   1.000           1.005               3,459,838
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   2.164           1.769                 819,062
                                                                         2006   1.614           2.164                 828,138
                                                                         2005   1.484           1.614                 904,787
                                                                         2004   1.162           1.484                 562,916
                                                                         2003   1.000           1.162                  83,839
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.027           0.997                      --
                                                                         2007   1.013           1.027                 139,447
                                                                         2006   0.993           1.013                  84,716
                                                                         2005   1.000           0.993                      --
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   1.547           1.656                      --
                                                                         2009   1.072           1.547                 135,437
                                                                         2008   2.201           1.072                 191,619
                                                                         2007   2.069           2.201                 220,266
                                                                         2006   1.737           2.069                 228,663
                                                                         2005   1.505           1.737                 233,672
                                                                         2004   1.251           1.505                 137,739
                                                                         2003   1.000           1.251                  31,026
 DWS Growth & Income Subaccount (Class B) (6/03)........................ 2008   1.363           1.277                      --
                                                                         2007   1.381           1.363                 771,975
                                                                         2006   1.248           1.381                 811,649
                                                                         2005   1.207           1.248                 723,428
                                                                         2004   1.125           1.207                 568,447
                                                                         2003   1.000           1.125                 124,161

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                             YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Health Care VIP Subaccount (Class B) (6/03)......... 2011   1.348           1.512                     --
                                                          2010   1.281           1.348                162,691
                                                          2009   1.076           1.281                176,328
                                                          2008   1.440           1.076                182,275
                                                          2007   1.305           1.440                258,331
                                                          2006   1.263           1.305                266,851
                                                          2005   1.196           1.263                250,052
                                                          2004   1.121           1.196                274,372
                                                          2003   1.000           1.121                157,925
 DWS I Capital Growth Subaccount (Class B) (7/03)........ 2012   1.227           1.387                486,243
                                                          2011   1.319           1.227                662,016
                                                          2010   1.160           1.319                541,726
                                                          2009   0.938           1.160                581,418
                                                          2008   1.438           0.938                575,939
                                                          2007   1.311           1.438                660,489
                                                          2006   1.241           1.311                710,137
                                                          2005   1.170           1.241                431,425
                                                          2004   1.113           1.170                 13,201
                                                          2003   1.000           1.113                  1,068
 DWS International Subaccount (Class B) (7/03)........... 2008   2.079           1.986                     --
                                                          2007   1.862           2.079                297,231
                                                          2006   1.519           1.862                310,121
                                                          2005   1.343           1.519                282,498
                                                          2004   1.182           1.343                284,429
                                                          2003   1.000           1.182                 62,215
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03).......... 2006   1.414           1.551                     --
                                                          2005   1.277           1.414                 34,622
                                                          2004   1.173           1.277                 40,914
                                                          2003   1.000           1.173                 31,765
 DWS Balanced Subaccount (Class B) (7/03)................ 2008   1.227           1.190                     --
                                                          2007   1.202           1.227                370,418
                                                          2006   1.120           1.202                369,715
                                                          2005   1.103           1.120                369,179
                                                          2004   1.061           1.103                 95,571
                                                          2003   1.000           1.061                 23,719
 DWS Blue Chip Subaccount (Class B) (6/03)............... 2008   1.584           1.481                     --
                                                          2007   1.572           1.584                264,553
                                                          2006   1.396           1.572                278,057
                                                          2005   1.302           1.396                328,171
                                                          2004   1.153           1.302                323,540
                                                          2003   1.000           1.153                179,991

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.884           0.889                      --
                                                                   2008   1.173           0.884                 663,907
                                                                   2007   1.146           1.173                 793,755
                                                                   2006   1.078           1.146               1,438,389
                                                                   2005   1.057           1.078               1,073,774
                                                                   2004   1.002           1.057                 591,288
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.028           0.989                      --
                                                                   2007   1.014           1.028                 782,181
                                                                   2006   0.999           1.014                 717,534
                                                                   2005   1.003           0.999                 793,523
                                                                   2004   0.986           1.003                 748,446
                                                                   2003   1.000           0.986                 329,585
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.528           1.477                      --
                                                                   2007   1.501           1.528                 317,812
                                                                   2006   1.343           1.501                 306,553
                                                                   2005   1.258           1.343                 428,127
                                                                   2004   1.156           1.258                 357,861
                                                                   2003   1.000           1.156                  63,638
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.195           1.246                      --
                                                                   2005   1.228           1.195                 231,877
                                                                   2004   1.127           1.228                 202,183
                                                                   2003   1.000           1.127                 137,906
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.495           1.422                      --
                                                                   2007   1.564           1.495                 914,202
                                                                   2006   1.354           1.564                 936,267
                                                                   2005   1.288           1.354                 528,628
                                                                   2004   1.160           1.288                 477,347
                                                                   2003   1.000           1.160                 146,373
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.126           1.344                      --
                                                                   2005   1.053           1.126                  72,702
                                                                   2004   1.000           1.053                  28,525
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.823           0.823                      --
                                                                   2008   1.287           0.823               2,677,907
                                                                   2007   1.248           1.287               2,719,667
                                                                   2006   1.133           1.248               2,761,331
                                                                   2005   1.094           1.133               1,737,173
                                                                   2004   1.016           1.094                 251,633

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.275           1.258                      --
                                                                       2007   1.298           1.275                 338,540
                                                                       2006   1.206           1.298                 354,517
                                                                       2005   1.193           1.206                 467,383
                                                                       2004   1.090           1.193                 460,712
                                                                       2003   1.000           1.090                 199,028
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.795           1.988                 167,253
                                                                       2011   1.960           1.795                 203,470
                                                                       2010   1.635           1.960                 247,921
                                                                       2009   1.294           1.635                 246,343
                                                                       2008   1.997           1.294                 326,420
                                                                       2007   1.991           1.997                 411,910
                                                                       2006   1.635           1.991                 420,352
                                                                       2005   1.524           1.635                 465,339
                                                                       2004   1.242           1.524                 349,099
                                                                       2003   1.000           1.242                 132,096
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.052           1.067                      --
                                                                       2005   1.040           1.052                 257,828
                                                                       2004   1.005           1.040                      --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.214           1.231                      --
                                                                       2004   1.130           1.214               2,811,601
                                                                       2003   1.000           1.130                 150,055
 DWS International Select Equity Subaccount (Class B) (7/03).......... 2008   2.149           2.068                      --
                                                                       2007   1.893           2.149                 511,102
                                                                       2006   1.549           1.893                 527,028
                                                                       2005   1.390           1.549                 518,709
                                                                       2004   1.207           1.390                 270,382
                                                                       2003   1.000           1.207                  46,406
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................ 2008   1.451           1.390                      --
                                                                       2007   1.398           1.451                 199,443
                                                                       2006   1.324           1.398                 237,623
                                                                       2005   1.213           1.324                 258,807
                                                                       2004   1.117           1.213                 191,606
                                                                       2003   1.000           1.117                  64,618
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)........... 2006   1.272           1.251                      --
                                                                       2005   1.215           1.272                  36,480
                                                                       2004   1.108           1.215                  17,204
                                                                       2003   1.000           1.108                      --
 DWS Large Cap Core Subaccount (Class B) (12/04)...................... 2006   1.143           1.261                      --
                                                                       2005   1.036           1.143                      --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.528           1.503                      --
                                                                      2007   1.387           1.528                 479,859
                                                                      2006   1.234           1.387                 502,745
                                                                      2005   1.243           1.234                 514,974
                                                                      2004   1.160           1.243                 453,213
                                                                      2003   1.000           1.160                 136,169
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.248           1.279                      --
                                                                      2005   1.285           1.248                 349,432
                                                                      2004   1.120           1.285                 289,324
                                                                      2003   1.000           1.120                  78,890
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.503           1.411                      --
                                                                      2007   1.425           1.503                   2,301
                                                                      2006   1.319           1.425                   7,682
                                                                      2005   1.177           1.319                  19,357
                                                                      2004   1.162           1.177                   2,317
                                                                      2003   1.000           1.162                     989
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.836           0.837                      --
                                                                      2008   1.229           0.836                 573,958
                                                                      2007   1.196           1.229                 854,462
                                                                      2006   1.103           1.196                 644,247
                                                                      2005   1.075           1.103                 670,314
                                                                      2004   0.999           1.075                 293,834
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.012           1.014                      --
                                                                      2007   0.990           1.012                 393,191
                                                                      2006   0.972           0.990                 360,375
                                                                      2005   0.971           0.972                 307,283
                                                                      2004   0.988           0.971               1,736,779
                                                                      2003   1.000           0.988               1,744,540
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   1.096           1.114                      --
                                                                      2005   1.174           1.096                 226,814
                                                                      2004   1.191           1.174                 163,532
                                                                      2003   1.000           1.191                  99,509
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.349           1.174                      --
                                                                      2007   1.305           1.349                 248,986
                                                                      2006   1.274           1.305                 289,034
                                                                      2005   1.221           1.274                 323,601
                                                                      2004   1.130           1.221                 151,781
                                                                      2003   1.000           1.130                  25,590

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Strategic Income Subaccount (Class B) (6/03)............. 2008   1.131           1.129                     --
                                                               2007   1.101           1.131                412,080
                                                               2006   1.036           1.101                434,480
                                                               2005   1.040           1.036                466,061
                                                               2004   0.983           1.040                388,986
                                                               2003   1.000           0.983                240,043
 DWS Technology Subaccount (Class B) (7/03)................... 2010   1.085           1.119                     --
                                                               2009   0.694           1.085                131,204
                                                               2008   1.326           0.694                174,196
                                                               2007   1.192           1.326                174,458
                                                               2006   1.214           1.192                209,019
                                                               2005   1.203           1.214                239,428
                                                               2004   1.213           1.203                253,631
                                                               2003   1.000           1.213                150,170
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........ 2008   1.806           1.677                     --
                                                               2007   1.477           1.806                293,473
                                                               2006   1.423           1.477                334,551
                                                               2005   1.309           1.423                306,904
                                                               2004   1.210           1.309                196,566
                                                               2003   1.000           1.210                 88,706
 DWSII Global Thematic Subaccount (Class B) (8/03)............ 2012   1.359           1.569                109,609
                                                               2011   1.629           1.359                116,151
                                                               2010   1.472           1.629                137,730
                                                               2009   1.052           1.472                157,076
                                                               2008   2.065           1.052                263,464
                                                               2007   1.996           2.065                350,756
                                                               2006   1.576           1.996                335,545
                                                               2005   1.316           1.576                318,203
                                                               2004   1.178           1.316                149,851
                                                               2003   1.000           1.178                 24,082
 DWSII Government & Agency Securities Subaccount (Class B) (6/02012   1.225           1.227                158,472
                                                               2011   1.170           1.225                120,156
                                                               2010   1.127           1.170                172,178
                                                               2009   1.071           1.127                168,863
                                                               2008   1.048           1.071                200,936
                                                               2007   1.017           1.048                177,792
                                                               2006   1.003           1.017                166,095
                                                               2005   1.004           1.003                234,498
                                                               2004   0.994           1.004                231,867
                                                               2003   1.000           0.994                 38,297

              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................... 2012   1.520
                                                                            2011   1.520
                                                                            2010   1.344
                                                                            2009   0.938
                                                                            2008   1.261
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................. 2012   1.095
                                                                            2011   1.140
                                                                            2010   1.027
                                                                            2009   0.859
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................... 2012   1.103
                                                                            2011   1.174
                                                                            2010   1.040
                                                                            2009   0.849
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................. 2012   1.146
                                                                            2011   1.174
                                                                            2010   1.069
                                                                            2009   0.908
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)..... 2012   2.361
                                                                            2011   2.962
                                                                            2010   2.444
                                                                            2009   1.478
                                                                            2008   3.391
                                                                            2007   2.704
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *.... 2012   1.545
                                                                            2011   1.771
                                                                            2010   1.627
                                                                            2009   1.265
                                                                            2008   2.180
 MIST MLA Mid Cap Subaccount (Class B) (4/08).............................. 2012   0.990
                                                                            2011   1.069
                                                                            2010   0.890
                                                                            2009   0.666
                                                                            2008   1.060
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................. 2012   1.400
                                                                            2011   1.384
                                                                            2010   1.264
                                                                            2009   0.975
                                                                            2008   1.131



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................... 1.731               1,343,188
                                                                            1.520               1,640,574
                                                                            1.520               1,528,073
                                                                            1.344                 336,233
                                                                            0.938                 293,045
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................. 1.220                 494,661
                                                                            1.095                 690,524
                                                                            1.140                 584,325
                                                                            1.027                 512,846
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................... 1.247               1,103,219
                                                                            1.103               1,132,042
                                                                            1.174               1,266,478
                                                                            1.040               2,451,208
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................. 1.259               1,663,729
                                                                            1.146               1,677,571
                                                                            1.174               1,688,257
                                                                            1.069                 725,480
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)..... 2.748                  58,454
                                                                            2.361                  60,944
                                                                            2.962                  83,099
                                                                            2.444                  80,788
                                                                            1.478                 152,237
                                                                            3.391                 183,443
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *.... 1.762                 498,479
                                                                            1.545                 540,687
                                                                            1.771                 574,162
                                                                            1.627                 564,512
                                                                            1.265                 655,778
 MIST MLA Mid Cap Subaccount (Class B) (4/08).............................. 1.018                 336,292
                                                                            0.990                 447,407
                                                                            1.069                 576,675
                                                                            0.890                 666,203
                                                                            0.666                 700,535
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................. 1.524               1,512,121
                                                                            1.400               1,675,210
                                                                            1.384               1,803,608
                                                                            1.264               1,734,673
                                                                            0.975                 383,859

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2012   1.178           1.294                  65,570
                                                                          2011   1.339           1.178                  93,346
                                                                          2010   1.142           1.339                 111,362
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2012   0.842           0.971                 642,796
                                                                          2011   0.898           0.842                 696,907
                                                                          2010   0.785           0.898                 754,357
                                                                          2009   0.679           0.785                 837,753
                                                                          2008   1.027           0.679                 892,095
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2012   1.486           1.651                  21,589
                                                                          2011   1.546           1.486                  10,287
                                                                          2010   1.239           1.546                  31,512
                                                                          2009   0.872           1.239                  23,249
                                                                          2008   1.414           0.872                   2,368
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2012   1.467           1.520                 135,463
                                                                          2011   1.623           1.467                 151,247
                                                                          2010   1.306           1.623                 166,047
                                                                          2009   0.908           1.306                 186,841
                                                                          2008   1.671           0.908                 283,126
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2012   1.094           1.147                 749,360
                                                                          2011   1.053           1.094                 842,398
                                                                          2010   0.997           1.053                 923,427
                                                                          2009   0.935           0.997                 888,721
                                                                          2008   0.992           0.935                 798,731
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2012   1.147           1.256                 339,633
                                                                          2011   1.133           1.147                 358,017
                                                                          2010   1.060           1.133                 455,176
                                                                          2009   0.927           1.060                 445,369
                                                                          2008   1.189           0.927                 433,559
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2012   1.107           1.233                 329,316
                                                                          2011   1.110           1.107                 451,116
                                                                          2010   1.043           1.110                 534,762
                                                                          2009   0.961           1.043                 598,084
                                                                          2008   1.417           0.961                 693,545
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2012   1.696           1.657               1,188,472
                                                                          2011   1.736           1.696               1,210,301
                                                                          2010   1.776           1.736               1,100,826
                                                                          2009   1.813           1.776               1,153,377
                                                                          2008   1.814           1.813                 836,802

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Davis Venture Value Subaccount (Class B) (4/08)................... 2012   1.185           1.304                 473,982
                                                                        2011   1.267           1.185                 520,806
                                                                        2010   1.161           1.267                 564,480
                                                                        2009   0.902           1.161                 539,826
                                                                        2008   1.471           0.902                 574,824
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2012   1.160           1.309                 119,370
                                                                        2011   1.268           1.160                 152,558
                                                                        2010   1.135           1.268                 165,046
                                                                        2009   0.956           1.135                 180,035
                                                                        2008   1.480           0.956                 224,254
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2012   0.972           1.096               1,090,098
                                                                        2011   0.978           0.972               1,222,586
                                                                        2010   0.874           0.978               1,315,224
                                                                        2009   0.711           0.874               1,424,412
                                                                        2008   1.099           0.711               1,179,703
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.020           1.109                 274,579
                                                                        2011   1.021           1.020                 370,833
                                                                        2010   0.952           1.021                 417,631
                                                                        2009   0.823           0.952                 377,004
                                                                        2008   1.085           0.823                 237,057
                                                                        2007   1.066           1.085                 467,325
                                                                        2006   1.003           1.066                 350,023
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.316           1.497                 163,330
                                                                        2011   1.336           1.316                 174,013
                                                                        2010   1.229           1.336                 208,657
                                                                        2009   1.042           1.229                 220,146
                                                                        2008   1.502           1.042                 325,879
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.296           1.534                  98,263
                                                                        2011   1.447           1.296                 118,067
                                                                        2010   1.345           1.447                 159,806
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   0.989           1.147                 214,405
                                                                        2011   1.026           0.989                 262,441
                                                                        2010   0.899           1.026                 307,400
                                                                        2009   0.643           0.899                 361,706
                                                                        2008   1.059           0.643                 356,675
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.360           1.541                 586,329
                                                                        2011   1.372           1.360                 688,470
                                                                        2010   1.043           1.372                 788,168
                                                                        2009   0.770           1.043                 607,650
                                                                        2008   1.176           0.770                 629,902

                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2012   1.735           1.755                13,710
                                                                        2011   1.525           1.735                13,437
                                                                        2010   1.469           1.525                17,663
                                                                        2009   1.308           1.469                19,000
                                                                        2008   1.980           1.308                24,781
                                                                        2007   1.681           1.980                20,852
                                                                        2006   1.371           1.681                 8,394
                                                                        2005   1.202           1.371                 4,442
                                                                        2004   1.000           1.202                    --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.074           1.077                    --
                                                                        2005   1.017           1.074                    --
                                                                        2004   1.000           1.017                    --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.527           1.758                    --
                                                                        2011   1.573           1.527                    --
                                                                        2010   1.417           1.573                    --
                                                                        2009   0.963           1.417                24,181
                                                                        2008   1.801           0.963                17,401
                                                                        2007   1.384           1.801                50,909
                                                                        2006   1.191           1.384                    --
                                                                        2005   1.068           1.191                    --
                                                                        2004   1.000           1.068                    --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.693           0.884                    --
                                                                        2008   1.332           0.693                 3,523
                                                                        2007   1.420           1.332                 3,752
                                                                        2006   1.284           1.420                 3,899
                                                                        2005   1.132           1.284                 3,903
                                                                        2004   1.000           1.132                    --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.810           0.810                    --
                                                                        2011   0.978           0.810                    --
                                                                        2010   0.892           0.978                    --
                                                                        2009   0.890           0.892                 3,401
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.883           1.967                    --
                                                                        2006   1.454           1.883                 8,081
                                                                        2005   1.164           1.454                 7,745
                                                                        2004   1.000           1.164                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)................ 2008   1.237           1.211                    --
                                                                         2007   1.249           1.237                 1,063
                                                                         2006   1.188           1.249                 4,977
                                                                         2005   1.116           1.188                 4,701
                                                                         2004   1.000           1.116                    --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.079           1.177                    --
                                                                         2011   1.098           1.079                    --
                                                                         2010   0.981           1.098                    --
                                                                         2009   0.753           0.981                    --
                                                                         2008   1.178           0.753                    --
                                                                         2007   1.122           1.178                    --
                                                                         2006   1.054           1.122                 4,400
                                                                         2005   1.044           1.054                 4,041
                                                                         2004   1.000           1.044                    --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.158           1.099                    --
                                                                         2007   1.131           1.158                    --
                                                                         2006   1.005           1.131                    --
                                                                         2005   1.000           1.005                    --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   1.765           1.442                39,552
                                                                         2006   1.318           1.765                42,006
                                                                         2005   1.212           1.318                43,957
                                                                         2004   1.000           1.212                    --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.025           0.995                    --
                                                                         2007   1.012           1.025                 3,938
                                                                         2006   0.993           1.012                 3,633
                                                                         2005   1.000           0.993                 3,921
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   1.226           1.312                    --
                                                                         2009   0.850           1.226                15,885
                                                                         2008   1.746           0.850                 2,230
                                                                         2007   1.642           1.746                 3,793
                                                                         2006   1.379           1.642                 6,828
                                                                         2005   1.196           1.379                 5,753
                                                                         2004   1.000           1.196                    --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                             YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Growth & Income Subaccount (Class B) (6/03)......... 2008   1.219           1.142                     --
                                                          2007   1.236           1.219                 75,420
                                                          2006   1.117           1.236                201,221
                                                          2005   1.081           1.117                     --
                                                          2004   1.000           1.081                     --
 DWS Health Care VIP Subaccount (Class B) (6/03)......... 2011   1.168           1.310                     --
                                                          2010   1.111           1.168                 28,462
                                                          2009   0.934           1.111                 27,955
                                                          2008   1.249           0.934                 17,765
                                                          2007   1.133           1.249                 13,272
                                                          2006   1.097           1.133                  6,513
                                                          2005   1.039           1.097                  6,297
                                                          2004   1.000           1.039                     --
 DWS I Capital Growth Subaccount (Class B) (7/03)........ 2012   1.104           1.246                 26,454
                                                          2011   1.186           1.104                 28,592
                                                          2010   1.044           1.186                     --
                                                          2009   0.845           1.044                     --
                                                          2008   1.295           0.845                  6,709
                                                          2007   1.182           1.295                 27,065
                                                          2006   1.119           1.182                     --
                                                          2005   1.056           1.119                     --
                                                          2004   1.000           1.056                     --
 DWS International Subaccount (Class B) (7/03)........... 2008   1.759           1.680                     --
                                                          2007   1.576           1.759                200,507
                                                          2006   1.286           1.576                206,004
                                                          2005   1.138           1.286                 45,580
                                                          2004   1.000           1.138                     --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03).......... 2006   1.220           1.338                     --
                                                          2005   1.103           1.220                     --
                                                          2004   1.000           1.103                     --
 DWS Balanced Subaccount (Class B) (7/03)................ 2008   1.147           1.113                     --
                                                          2007   1.125           1.147                     --
                                                          2006   1.049           1.125                     --
                                                          2005   1.033           1.049                     --
                                                          2004   1.000           1.033                     --
 DWS Blue Chip Subaccount (Class B) (6/03)............... 2008   1.350           1.262                     --
                                                          2007   1.340           1.350                  3,550
                                                          2006   1.191           1.340                  6,662
                                                          2005   1.112           1.191                  3,637
                                                          2004   1.000           1.112                     --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.882           0.887                     --
                                                                   2008   1.171           0.882                 10,560
                                                                   2007   1.145           1.171                 11,534
                                                                   2006   1.077           1.145                  6,674
                                                                   2005   1.057           1.077                  2,927
                                                                   2004   1.002           1.057                     --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.018           0.980                     --
                                                                   2007   1.005           1.018                  6,964
                                                                   2006   0.990           1.005                     --
                                                                   2005   0.996           0.990                     --
                                                                   2004   1.000           0.996                     --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.295           1.252                     --
                                                                   2007   1.274           1.295                254,973
                                                                   2006   1.140           1.274                208,952
                                                                   2005   1.069           1.140                200,664
                                                                   2004   1.000           1.069                     --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.031           1.075                     --
                                                                   2005   1.061           1.031                     --
                                                                   2004   1.000           1.061                     --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.292           1.229                     --
                                                                   2007   1.353           1.292                182,924
                                                                   2006   1.171           1.353                229,714
                                                                   2005   1.115           1.171                223,055
                                                                   2004   1.000           1.115                     --
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.125           1.343                     --
                                                                   2005   1.053           1.125                196,474
                                                                   2004   1.000           1.053                     --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.821           0.821                     --
                                                                   2008   1.285           0.821                144,032
                                                                   2007   1.246           1.285                144,056
                                                                   2006   1.132           1.246                150,555
                                                                   2005   1.093           1.132                149,400
                                                                   2004   1.016           1.093                     --
 DWS High Income Subaccount (Class B) (6/03)...................... 2008   1.157           1.141                     --
                                                                   2007   1.178           1.157                 29,307
                                                                   2006   1.096           1.178                 27,113
                                                                   2005   1.085           1.096                 26,433
                                                                   2004   1.000           1.085                     --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.371           1.518                  7,132
                                                                       2011   1.498           1.371                 53,987
                                                                       2010   1.250           1.498                 61,223
                                                                       2009   0.990           1.250                 68,856
                                                                       2008   1.528           0.990                 90,851
                                                                       2007   1.524           1.528                138,293
                                                                       2006   1.252           1.524                146,812
                                                                       2005   1.168           1.252                149,448
                                                                       2004   1.000           1.168                     --
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.052           1.066                     --
                                                                       2005   1.040           1.052                  3,674
                                                                       2004   1.005           1.040                     --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.086           1.100                     --
                                                                       2004   1.000           1.086                     --
 DWS International Select Equity Subaccount (Class B) (7/03).......... 2008   1.777           1.709                     --
                                                                       2007   1.566           1.777                  5,609
                                                                       2006   1.282           1.566                  2,939
                                                                       2005   1.151           1.282                  4,022
                                                                       2004   1.000           1.151                     --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................ 2008   1.315           1.260                     --
                                                                       2007   1.268           1.315                143,708
                                                                       2006   1.202           1.268                142,809
                                                                       2005   1.102           1.202                136,116
                                                                       2004   1.000           1.102                     --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)........... 2006   1.159           1.139                     --
                                                                       2005   1.108           1.159                     --
                                                                       2004   1.000           1.108                     --
 DWS Large Cap Core Subaccount (Class B) (12/04)...................... 2006   1.143           1.259                     --
                                                                       2005   1.036           1.143                183,560
 DWS Large Cap Value Subaccount (Class B) (7/03)...................... 2008   1.326           1.304                     --
                                                                       2007   1.204           1.326                     --
                                                                       2006   1.072           1.204                     --
                                                                       2005   1.081           1.072                     --
                                                                       2004   1.000           1.081                     --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)......... 2006   1.108           1.135                     --
                                                                       2005   1.141           1.108                  3,816
                                                                       2004   1.000           1.141                     --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Mid Cap Growth Subaccount (Class B) (8/03).............. 2008   1.332           1.250                    --
                                                              2007   1.263           1.332                 7,392
                                                              2006   1.170           1.263                 4,240
                                                              2005   1.045           1.170                 2,544
                                                              2004   1.000           1.045                    --
 DWS Moderate Allocation Subaccount (Class B) (8/04)......... 2009   0.834           0.835                    --
                                                              2008   1.226           0.834                24,684
                                                              2007   1.195           1.226                    --
                                                              2006   1.103           1.195                    --
                                                              2005   1.075           1.103                    --
                                                              2004   0.999           1.075                    --
 DWS Money Market Subaccount (Class B) (7/03)................ 2008   1.026           1.028                    --
                                                              2007   1.004           1.026                    --
                                                              2006   0.986           1.004                    --
                                                              2005   0.986           0.986                    --
                                                              2004   1.000           0.986                    --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)........ 2006   0.947           0.962                    --
                                                              2005   1.015           0.947                    --
                                                              2004   1.000           1.015                    --
 DWS Small Cap Growth Subaccount (Class B) (7/03)............ 2008   1.176           1.023                    --
                                                              2007   1.138           1.176                59,803
                                                              2006   1.111           1.138                56,768
                                                              2005   1.066           1.111                51,099
                                                              2004   1.000           1.066                    --
 DWS Strategic Income Subaccount (Class B) (6/03)............ 2008   1.147           1.146                    --
                                                              2007   1.118           1.147                80,722
                                                              2006   1.053           1.118                47,024
                                                              2005   1.057           1.053                45,748
                                                              2004   1.000           1.057                    --
 DWS Technology Subaccount (Class B) (7/03).................. 2010   0.940           0.970                    --
                                                              2009   0.602           0.940                57,047
                                                              2008   1.151           0.602                    --
                                                              2007   1.035           1.151                30,237
                                                              2006   1.055           1.035                    --
                                                              2005   1.046           1.055                    --
                                                              2004   1.000           1.046                    --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........... 2008   1.513           1.405                     --
                                                                  2007   1.238           1.513                 53,983
                                                                  2006   1.194           1.238                 13,257
                                                                  2005   1.098           1.194                 12,328
                                                                  2004   1.000           1.098                     --
 DWSII Global Thematic Subaccount (Class B) (8/03)............... 2012   1.157           1.335                     --
                                                                  2011   1.388           1.157                     --
                                                                  2010   1.255           1.388                     --
                                                                  2009   0.897           1.255                     --
                                                                  2008   1.761           0.897                     --
                                                                  2007   1.704           1.761                  2,049
                                                                  2006   1.345           1.704                  4,756
                                                                  2005   1.124           1.345                  3,313
                                                                  2004   1.000           1.124                     --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03) 2012   1.218           1.219                     --
                                                                  2011   1.163           1.218                     --
                                                                  2010   1.121           1.163                     --
                                                                  2009   1.066           1.121                     --
                                                                  2008   1.044           1.066                     --
                                                                  2007   1.013           1.044                     --
                                                                  2006   1.000           1.013                     --
                                                                  2005   1.001           1.000                     --
                                                                  2004   1.000           1.001                     --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *......... 2012   1.377           1.567                407,068
                                                                  2011   1.377           1.377                439,433
                                                                  2010   1.218           1.377                466,033
                                                                  2009   0.850           1.218                 43,236
                                                                  2008   1.144           0.850                 26,532
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)........ 2012   1.091           1.214                     --
                                                                  2011   1.137           1.091                     --
                                                                  2010   1.025           1.137                     --
                                                                  2009   0.857           1.025                 25,348
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).......... 2012   1.099           1.242                 19,259
                                                                  2011   1.170           1.099                 21,533
                                                                  2010   1.037           1.170                 23,476
                                                                  2009   0.847           1.037                 23,516
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)........ 2012   1.142           1.253                 14,811
                                                                  2011   1.170           1.142                 13,882
                                                                  2010   1.066           1.170                 14,784
                                                                  2009   0.906           1.066                 17,050

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2012   1.704
                                                                                2011   2.138
                                                                                2010   1.765
                                                                                2009   1.068
                                                                                2008   2.451
                                                                                2007   1.955
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2012   1.211
                                                                                2011   1.389
                                                                                2010   1.276
                                                                                2009   0.993
                                                                                2008   1.712
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2012   0.987
                                                                                2011   1.066
                                                                                2010   0.888
                                                                                2009   0.665
                                                                                2008   1.058
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2012   1.418
                                                                                2011   1.403
                                                                                2010   1.282
                                                                                2009   0.989
                                                                                2008   1.148
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2012   1.020
                                                                                2011   1.160
                                                                                2010   0.990
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2012   0.840
                                                                                2011   0.896
                                                                                2010   0.784
                                                                                2009   0.678
                                                                                2008   1.026
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2012   1.315
                                                                                2011   1.368
                                                                                2010   1.097
                                                                                2009   0.772
                                                                                2008   1.253
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2012   1.227
                                                                                2011   1.358
                                                                                2010   1.093
                                                                                2009   0.760
                                                                                2008   1.400



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 1.982                  20,994
                                                                                1.704                  21,867
                                                                                2.138                  44,707
                                                                                1.765                  40,883
                                                                                1.068                  15,552
                                                                                2.451                   8,896
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 1.380                  36,399
                                                                                1.211                  85,215
                                                                                1.389                 110,147
                                                                                1.276                 123,124
                                                                                0.993                 144,732
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 1.014                  20,631
                                                                                0.987                  22,778
                                                                                1.066                   1,211
                                                                                0.888                   1,320
                                                                                0.665                   1,150
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 1.543               2,845,058
                                                                                1.418               2,707,456
                                                                                1.403               2,766,113
                                                                                1.282               1,986,678
                                                                                0.989                  67,641
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 1.120                      --
                                                                                1.020                      --
                                                                                1.160                      --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 0.968                      --
                                                                                0.840                      --
                                                                                0.896                      --
                                                                                0.784                      --
                                                                                0.678                  16,728
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 1.460                  24,338
                                                                                1.315                  26,109
                                                                                1.368                  70,004
                                                                                1.097                  74,411
                                                                                0.772                   5,858
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 1.271                      --
                                                                                1.227                      --
                                                                                1.358                   7,915
                                                                                1.093                  20,073
                                                                                0.760                  22,751

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2012   1.082           1.134                 25,079
                                                                   2011   1.042           1.082                 28,103
                                                                   2010   0.987           1.042                 30,577
                                                                   2009   0.926           0.987                  4,031
                                                                   2008   0.983           0.926                  4,887
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2012   1.071           1.172                     --
                                                                   2011   1.058           1.071                     --
                                                                   2010   0.991           1.058                     --
                                                                   2009   0.867           0.991                     --
                                                                   2008   1.112           0.867                     --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2012   0.955           1.063                 88,727
                                                                   2011   0.958           0.955                166,597
                                                                   2010   0.901           0.958                205,250
                                                                   2009   0.830           0.901                229,191
                                                                   2008   1.225           0.830                186,340
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2012   1.380           1.348                195,217
                                                                   2011   1.413           1.380                311,016
                                                                   2010   1.447           1.413                258,561
                                                                   2009   1.477           1.447                 83,371
                                                                   2008   1.479           1.477                308,344
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2012   1.003           1.103                 82,282
                                                                   2011   1.073           1.003                197,903
                                                                   2010   0.983           1.073                154,077
                                                                   2009   0.765           0.983                224,164
                                                                   2008   1.247           0.765                184,278
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2012   0.986           1.112                     --
                                                                   2011   1.079           0.986                     --
                                                                   2010   0.966           1.079                     --
                                                                   2009   0.814           0.966                     --
                                                                   2008   1.261           0.814                     --
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2012   0.969           1.092                 11,168
                                                                   2011   0.976           0.969                 12,447
                                                                   2010   0.873           0.976                 12,456
                                                                   2009   0.709           0.873                 13,259
                                                                   2008   1.098           0.709                 13,270

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.017           1.105                 923,053
                                                                        2011   1.019           1.017                 931,473
                                                                        2010   0.950           1.019               1,256,163
                                                                        2009   0.822           0.950               1,626,999
                                                                        2008   1.084           0.822                 737,743
                                                                        2007   1.066           1.084                 451,073
                                                                        2006   1.003           1.066                      --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.140           1.296                      --
                                                                        2011   1.158           1.140                      --
                                                                        2010   1.065           1.158                      --
                                                                        2009   0.904           1.065                      --
                                                                        2008   1.303           0.904                      --
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.037           1.227                  18,812
                                                                        2011   1.159           1.037                  20,750
                                                                        2010   1.077           1.159                  25,310
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   0.986           1.143                  49,240
                                                                        2011   1.023           0.986                 143,122
                                                                        2010   0.897           1.023                 140,258
                                                                        2009   0.642           0.897                 262,608
                                                                        2008   1.058           0.642                 166,329
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.045           1.183                      --
                                                                        2011   1.055           1.045                      --
                                                                        2010   0.802           1.055                      --
                                                                        2009   0.592           0.802                  64,741
                                                                        2008   0.906           0.592                  19,779



                               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2012   1.749           1.769                   609
                                                                2011   1.539           1.749                   595
                                                                2010   1.483           1.539                 4,525
                                                                2009   1.321           1.483                 4,568
                                                                2008   2.001           1.321                 4,322
                                                                2007   1.699           2.001                 4,421
                                                                2006   1.387           1.699                 4,768
                                                                2005   1.216           1.387                 5,036
                                                                2004   1.000           1.216                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.098           1.102                    --
                                                                        2005   1.040           1.098                    --
                                                                        2004   1.000           1.040                    --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.497           1.723                    --
                                                                        2011   1.543           1.497                    --
                                                                        2010   1.391           1.543                    --
                                                                        2009   0.946           1.391                    --
                                                                        2008   1.770           0.946                    --
                                                                        2007   1.361           1.770                    --
                                                                        2006   1.172           1.361                    --
                                                                        2005   1.051           1.172                    --
                                                                        2004   1.000           1.051                    --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.685           0.874                    --
                                                                        2008   1.318           0.685                    --
                                                                        2007   1.406           1.318                    --
                                                                        2006   1.272           1.406                    --
                                                                        2005   1.122           1.272                    --
                                                                        2004   1.000           1.122                    --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.800           0.800                    --
                                                                        2011   0.966           0.800                    --
                                                                        2010   0.882           0.966                    --
                                                                        2009   0.880           0.882                    --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.079           2.172                    --
                                                                        2006   1.607           2.079                78,273
                                                                        2005   1.286           1.607                78,547
                                                                        2004   1.000           1.286                    --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.248           1.221                    --
                                                                        2007   1.261           1.248                19,867
                                                                        2006   1.199           1.261                19,082
                                                                        2005   1.127           1.199                26,900
                                                                        2004   1.000           1.127                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.059           1.154                     --
                                                                         2011   1.077           1.059                     --
                                                                         2010   0.963           1.077                     --
                                                                         2009   0.739           0.963                     --
                                                                         2008   1.158           0.739                     --
                                                                         2007   1.103           1.158                     --
                                                                         2006   1.037           1.103                     --
                                                                         2005   1.028           1.037                     --
                                                                         2004   1.000           1.028                     --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.157           1.097                     --
                                                                         2007   1.130           1.157                  5,209
                                                                         2006   1.005           1.130                  6,417
                                                                         2005   1.000           1.005                     --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   1.863           1.522                148,627
                                                                         2006   1.392           1.863                148,627
                                                                         2005   1.281           1.392                148,627
                                                                         2004   1.000           1.281                     --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.024           0.994                     --
                                                                         2007   1.011           1.024                 12,409
                                                                         2006   0.993           1.011                 12,416
                                                                         2005   1.000           0.993                 12,422
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   1.208           1.292                     --
                                                                         2009   0.838           1.208                 31,300
                                                                         2008   1.722           0.838                113,958
                                                                         2007   1.619           1.722                117,975
                                                                         2006   1.361           1.619                118,433
                                                                         2005   1.181           1.361                120,875
                                                                         2004   1.000           1.181                     --
 DWS Growth & Income Subaccount (Class B) (6/03)........................ 2008   1.199           1.123                     --
                                                                         2007   1.216           1.199                 22,105
                                                                         2006   1.100           1.216                 21,617
                                                                         2005   1.065           1.100                  8,940
                                                                         2004   1.000           1.065                     --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                             YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Health Care VIP Subaccount (Class B) (6/03)......... 2011   1.171           1.313                     --
                                                          2010   1.114           1.171                 80,710
                                                          2009   0.937           1.114                 80,614
                                                          2008   1.254           0.937                 96,214
                                                          2007   1.138           1.254                107,027
                                                          2006   1.102           1.138                108,804
                                                          2005   1.045           1.102                119,081
                                                          2004   1.000           1.045                     --
 DWS I Capital Growth Subaccount (Class B) (7/03)........ 2012   1.082           1.221                 93,571
                                                          2011   1.163           1.082                104,132
                                                          2010   1.024           1.163                 31,933
                                                          2009   0.830           1.024                 32,076
                                                          2008   1.272           0.830                 31,688
                                                          2007   1.162           1.272                 32,474
                                                          2006   1.100           1.162                 32,460
                                                          2005   1.038           1.100                 20,875
                                                          2004   1.000           1.038                     --
 DWS International Subaccount (Class B) (7/03)........... 2008   1.780           1.700                     --
                                                          2007   1.596           1.780                131,203
                                                          2006   1.303           1.596                131,824
                                                          2005   1.154           1.303                 33,193
                                                          2004   1.000           1.154                     --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03).......... 2006   1.204           1.320                     --
                                                          2005   1.089           1.204                  5,785
                                                          2004   1.000           1.089                     --
 DWS Balanced Subaccount (Class B) (7/03)................ 2008   1.154           1.119                     --
                                                          2007   1.132           1.154                 23,740
                                                          2006   1.056           1.132                 23,740
                                                          2005   1.041           1.056                 23,740
                                                          2004   1.000           1.041                     --
 DWS Blue Chip Subaccount (Class B) (6/03)............... 2008   1.326           1.238                     --
                                                          2007   1.316           1.326                 39,217
                                                          2006   1.171           1.316                 38,356
                                                          2005   1.093           1.171                 38,574
                                                          2004   1.000           1.093                     --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.880           0.885                     --
                                                                   2008   1.169           0.880                 58,601
                                                                   2007   1.144           1.169                 58,637
                                                                   2006   1.077           1.144                 58,670
                                                                   2005   1.056           1.077                 58,704
                                                                   2004   1.002           1.056                     --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.064           1.023                     --
                                                                   2007   1.051           1.064                 13,709
                                                                   2006   1.036           1.051                 12,551
                                                                   2005   1.041           1.036                 11,831
                                                                   2004   1.000           1.041                     --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.295           1.252                     --
                                                                   2007   1.274           1.295                  7,960
                                                                   2006   1.141           1.274                  7,793
                                                                   2005   1.070           1.141                  7,644
                                                                   2004   1.000           1.070                     --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.060           1.104                     --
                                                                   2005   1.091           1.060                  4,927
                                                                   2004   1.000           1.091                     --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.298           1.234                     --
                                                                   2007   1.359           1.298                 95,166
                                                                   2006   1.178           1.359                 94,220
                                                                   2005   1.122           1.178                 95,799
                                                                   2004   1.000           1.122                     --
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.124           1.341                     --
                                                                   2005   1.053           1.124                121,473
                                                                   2004   1.000           1.053                     --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.820           0.819                     --
                                                                   2008   1.283           0.820                 95,896
                                                                   2007   1.245           1.283                 95,968
                                                                   2006   1.132           1.245                 96,032
                                                                   2005   1.093           1.132                 96,100
                                                                   2004   1.016           1.093                     --
 DWS High Income Subaccount (Class B) (6/03)...................... 2008   1.173           1.157                     --
                                                                   2007   1.195           1.173                 44,950
                                                                   2006   1.112           1.195                 44,950
                                                                   2005   1.101           1.112                 44,950
                                                                   2004   1.000           1.101                     --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.388           1.536                 93,463
                                                                       2011   1.518           1.388                 93,486
                                                                       2010   1.267           1.518                 98,744
                                                                       2009   1.004           1.267                 98,952
                                                                       2008   1.551           1.004                110,117
                                                                       2007   1.547           1.551                110,055
                                                                       2006   1.272           1.547                109,927
                                                                       2005   1.187           1.272                110,384
                                                                       2004   1.000           1.187                     --
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.051           1.065                     --
                                                                       2005   1.040           1.051                     --
                                                                       2004   1.005           1.040                     --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.069           1.083                     --
                                                                       2004   1.000           1.069                     --
 DWS International Select Equity Subaccount (Class B) (7/03).......... 2008   1.797           1.728                     --
                                                                       2007   1.584           1.797                230,663
                                                                       2006   1.297           1.584                236,529
                                                                       2005   1.166           1.297                245,955
                                                                       2004   1.000           1.166                     --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................ 2008   1.307           1.252                     --
                                                                       2007   1.261           1.307                     --
                                                                       2006   1.196           1.261                     --
                                                                       2005   1.096           1.196                     --
                                                                       2004   1.000           1.096                     --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)........... 2006   1.137           1.117                     --
                                                                       2005   1.087           1.137                     --
                                                                       2004   1.000           1.087                     --
 DWS Large Cap Core Subaccount (Class B) (12/04)...................... 2006   1.142           1.258                     --
                                                                       2005   1.036           1.142                 16,445
 DWS Large Cap Value Subaccount (Class B) (7/03)...................... 2008   1.311           1.289                     --
                                                                       2007   1.191           1.311                  9,747
                                                                       2006   1.061           1.191                  9,896
                                                                       2005   1.070           1.061                 10,630
                                                                       2004   1.000           1.070                     --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)......... 2006   1.099           1.126                     --
                                                                       2005   1.133           1.099                     --
                                                                       2004   1.000           1.133                     --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Mid Cap Growth Subaccount (Class B) (8/03).............. 2008   1.355           1.272                    --
                                                              2007   1.286           1.355                    --
                                                              2006   1.192           1.286                    --
                                                              2005   1.064           1.192                    --
                                                              2004   1.000           1.064                    --
 DWS Moderate Allocation Subaccount (Class B) (8/04)......... 2009   0.832           0.834                    --
                                                              2008   1.224           0.832                95,791
                                                              2007   1.194           1.224                96,823
                                                              2006   1.102           1.194                97,257
                                                              2005   1.074           1.102                99,217
                                                              2004   0.999           1.074                    --
 DWS Money Market Subaccount (Class B) (7/03)................ 2008   1.030           1.032                    --
                                                              2007   1.008           1.030                11,738
                                                              2006   0.991           1.008                    --
                                                              2005   0.991           0.991                    --
                                                              2004   1.000           0.991                    --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)........ 2006   0.965           0.980                    --
                                                              2005   1.035           0.965                 5,906
                                                              2004   1.000           1.035                    --
 DWS Small Cap Growth Subaccount (Class B) (7/03)............ 2008   1.188           1.034                    --
                                                              2007   1.150           1.188                13,107
                                                              2006   1.124           1.150                13,167
                                                              2005   1.079           1.124                12,746
                                                              2004   1.000           1.079                    --
 DWS Strategic Income Subaccount (Class B) (6/03)............ 2008   1.192           1.190                    --
                                                              2007   1.162           1.192                55,803
                                                              2006   1.094           1.162                60,892
                                                              2005   1.100           1.094                23,716
                                                              2004   1.000           1.100                    --
 DWS Technology Subaccount (Class B) (7/03).................. 2010   0.930           0.960                    --
                                                              2009   0.596           0.930                21,562
                                                              2008   1.139           0.596                21,987
                                                              2007   1.025           1.139                22,402
                                                              2006   1.045           1.025                22,570
                                                              2005   1.037           1.045                30,370
                                                              2004   1.000           1.037                    --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........... 2008   1.521           1.413                     --
                                                                  2007   1.245           1.521                109,870
                                                                  2006   1.201           1.245                110,944
                                                                  2005   1.106           1.201                110,806
                                                                  2004   1.000           1.106                     --
 DWSII Global Thematic Subaccount (Class B) (8/03)............... 2012   1.187           1.369                     --
                                                                  2011   1.425           1.187                     --
                                                                  2010   1.289           1.425                     --
                                                                  2009   0.922           1.289                     --
                                                                  2008   1.811           0.922                     --
                                                                  2007   1.753           1.811                  9,276
                                                                  2006   1.385           1.753                  9,276
                                                                  2005   1.158           1.385                 15,672
                                                                  2004   1.000           1.158                     --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03) 2012   1.253           1.253                  3,481
                                                                  2011   1.197           1.253                  3,348
                                                                  2010   1.154           1.197                  3,391
                                                                  2009   1.098           1.154                  3,320
                                                                  2008   1.076           1.098                  3,066
                                                                  2007   1.045           1.076                  3,426
                                                                  2006   1.031           1.045                  3,458
                                                                  2005   1.033           1.031                  3,427
                                                                  2004   1.000           1.033                     --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *......... 2012   1.393           1.585                600,939
                                                                  2011   1.394           1.393                663,705
                                                                  2010   1.234           1.394                615,186
                                                                  2009   0.862           1.234                 20,339
                                                                  2008   1.160           0.862                 44,950
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)........ 2012   1.087           1.209                 91,350
                                                                  2011   1.133           1.087                 85,597
                                                                  2010   1.022           1.133                 88,632
                                                                  2009   0.855           1.022                 91,938
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).......... 2012   1.095           1.236                 83,592
                                                                  2011   1.166           1.095                 86,596
                                                                  2010   1.034           1.166                 89,663
                                                                  2009   0.845           1.034                 93,005
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)........ 2012   1.138           1.248                 46,328
                                                                  2011   1.167           1.138                 49,327
                                                                  2010   1.063           1.167                 52,388
                                                                  2009   0.904           1.063                 55,722

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2012   1.876
                                                                                2011   2.356
                                                                                2010   1.946
                                                                                2009   1.178
                                                                                2008   2.705
                                                                                2007   2.158
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2012   1.217
                                                                                2011   1.396
                                                                                2010   1.283
                                                                                2009   0.999
                                                                                2008   1.723
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2012   0.983
                                                                                2011   1.063
                                                                                2010   0.886
                                                                                2009   0.664
                                                                                2008   1.057
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2012   1.470
                                                                                2011   1.455
                                                                                2010   1.330
                                                                                2009   1.026
                                                                                2008   1.192
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2012   1.008
                                                                                2011   1.147
                                                                                2010   0.979
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2012   0.838
                                                                                2011   0.894
                                                                                2010   0.782
                                                                                2009   0.677
                                                                                2008   1.025
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2012   1.335
                                                                                2011   1.390
                                                                                2010   1.115
                                                                                2009   0.785
                                                                                2008   1.275
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2012   1.231
                                                                                2011   1.363
                                                                                2010   1.098
                                                                                2009   0.764
                                                                                2008   1.407



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2.181                    669
                                                                                1.876                    644
                                                                                2.356                  3,834
                                                                                1.946                  4,152
                                                                                1.178                 78,317
                                                                                2.705                 77,061
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 1.386                189,920
                                                                                1.217                207,976
                                                                                1.396                214,340
                                                                                1.283                214,349
                                                                                0.999                358,020
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 1.011                183,981
                                                                                0.983                179,180
                                                                                1.063                188,939
                                                                                0.886                189,232
                                                                                0.664                181,467
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 1.599                614,621
                                                                                1.470                650,282
                                                                                1.455                339,841
                                                                                1.330                343,294
                                                                                1.026                 90,408
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 1.106                  6,200
                                                                                1.008                 21,528
                                                                                1.147                 21,544
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 0.965                318,100
                                                                                0.838                327,353
                                                                                0.894                354,038
                                                                                0.782                394,536
                                                                                0.677                427,297
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 1.481                     --
                                                                                1.335                     --
                                                                                1.390                     --
                                                                                1.115                     --
                                                                                0.785                     --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 1.274                 99,903
                                                                                1.231                 99,756
                                                                                1.363                109,795
                                                                                1.098                110,190
                                                                                0.764                111,223

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2012   1.128           1.181                259,625
                                                                   2011   1.087           1.128                259,583
                                                                   2010   1.030           1.087                266,275
                                                                   2009   0.966           1.030                266,309
                                                                   2008   1.027           0.966                 22,443
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2012   1.075           1.176                 10,798
                                                                   2011   1.062           1.075                 10,798
                                                                   2010   0.996           1.062                 10,798
                                                                   2009   0.872           0.996                 10,798
                                                                   2008   1.118           0.872                 23,740
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2012   0.958           1.065                 32,969
                                                                   2011   0.961           0.958                 33,161
                                                                   2010   0.904           0.961                 54,493
                                                                   2009   0.834           0.904                 52,864
                                                                   2008   1.230           0.834                 85,871
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2012   1.454           1.419                 47,336
                                                                   2011   1.489           1.454                 47,336
                                                                   2010   1.525           1.489                  8,044
                                                                   2009   1.558           1.525                103,470
                                                                   2008   1.561           1.558                148,627
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2012   1.001           1.100                  1,269
                                                                   2011   1.071           1.001                  1,301
                                                                   2010   0.982           1.071                  8,612
                                                                   2009   0.764           0.982                  8,341
                                                                   2008   1.247           0.764                  8,150
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2012   0.967           1.090                 12,948
                                                                   2011   1.058           0.967                 13,061
                                                                   2010   0.948           1.058                 29,557
                                                                   2009   0.799           0.948                 28,431
                                                                   2008   1.238           0.799                 40,075
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2012   0.966           1.088                 13,584
                                                                   2011   0.973           0.966                 14,052
                                                                   2010   0.871           0.973                 14,062
                                                                   2009   0.708           0.871                 26,019
                                                                   2008   1.096           0.708                     --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.014           1.102                247,308
                                                                        2011   1.016           1.014                250,681
                                                                        2010   0.948           1.016                199,582
                                                                        2009   0.821           0.948                185,689
                                                                        2008   1.083           0.821                112,301
                                                                        2007   1.066           1.083                 19,627
                                                                        2006   1.003           1.066                     --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.125           1.278                  9,094
                                                                        2011   1.143           1.125                  9,099
                                                                        2010   1.052           1.143                  9,105
                                                                        2009   0.893           1.052                  9,111
                                                                        2008   1.288           0.893                  9,501
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.097           1.298                 13,525
                                                                        2011   1.227           1.097                 22,934
                                                                        2010   1.141           1.227                 35,483
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   0.983           1.139                  9,860
                                                                        2011   1.021           0.983                 10,769
                                                                        2010   0.896           1.021                 10,841
                                                                        2009   0.641           0.896                 11,377
                                                                        2008   1.057           0.641                 20,525
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.193           1.350                 52,762
                                                                        2011   1.205           1.193                 87,783
                                                                        2010   0.916           1.205                111,681
                                                                        2009   0.677           0.916                 88,307
                                                                        2008   1.036           0.677                101,167



                               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45%
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2012   1.721           1.740           46,995
                                                                2011   1.515           1.721           45,949
                                                                2010   1.460           1.515           47,358
                                                                2009   1.302           1.460           48,463
                                                                2008   1.973           1.302           50,729
                                                                2007   1.676           1.973           53,071
                                                                2006   1.369           1.676           53,626
                                                                2005   1.201           1.369           35,355
                                                                2004   1.000           1.201           20,810

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.072           1.075                     --
                                                                        2005   1.016           1.072                155,084
                                                                        2004   1.000           1.016                 75,549
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.515           1.742                 43,526
                                                                        2011   1.562           1.515                 56,703
                                                                        2010   1.409           1.562                 53,911
                                                                        2009   0.958           1.409                 64,099
                                                                        2008   1.794           0.958                 71,777
                                                                        2007   1.380           1.794                 59,854
                                                                        2006   1.189           1.380                 70,162
                                                                        2005   1.067           1.189                 73,707
                                                                        2004   1.000           1.067                 29,900
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.689           0.879                     --
                                                                        2008   1.327           0.689                 16,188
                                                                        2007   1.416           1.327                 16,228
                                                                        2006   1.282           1.416                 14,784
                                                                        2005   1.131           1.282                 29,751
                                                                        2004   1.000           1.131                 31,691
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.804           0.804                     --
                                                                        2011   0.971           0.804                     --
                                                                        2010   0.887           0.971                 40,642
                                                                        2009   0.885           0.887                 40,412
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.877           1.961                     --
                                                                        2006   1.452           1.877                183,744
                                                                        2005   1.163           1.452                200,315
                                                                        2004   1.000           1.163                111,941
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.232           1.206                     --
                                                                        2007   1.246           1.232                441,331
                                                                        2006   1.186           1.246                438,573
                                                                        2005   1.115           1.186                450,476
                                                                        2004   1.000           1.115                239,222

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.071           1.167                     --
                                                                         2011   1.090           1.071                     --
                                                                         2010   0.975           1.090                     --
                                                                         2009   0.749           0.975                     --
                                                                         2008   1.173           0.749                     --
                                                                         2007   1.119           1.173                     --
                                                                         2006   1.052           1.119                 10,781
                                                                         2005   1.043           1.052                 11,530
                                                                         2004   1.000           1.043                     --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.155           1.096                     --
                                                                         2007   1.129           1.155                 75,420
                                                                         2006   1.004           1.129                 65,705
                                                                         2005   1.000           1.004                 66,241
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   1.760           1.437                209,223
                                                                         2006   1.315           1.760                200,025
                                                                         2005   1.211           1.315                229,398
                                                                         2004   1.000           1.211                129,519
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.023           0.992                     --
                                                                         2007   1.010           1.023                 10,584
                                                                         2006   0.992           1.010                 10,591
                                                                         2005   1.000           0.992                 10,598
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   1.219           1.304                     --
                                                                         2009   0.846           1.219                152,341
                                                                         2008   1.740           0.846                150,388
                                                                         2007   1.637           1.740                145,237
                                                                         2006   1.376           1.637                168,142
                                                                         2005   1.195           1.376                178,788
                                                                         2004   1.000           1.195                102,253
 DWS Growth & Income Subaccount (Class B) (6/03)........................ 2008   1.214           1.137                     --
                                                                         2007   1.232           1.214                274,094
                                                                         2006   1.115           1.232                275,508
                                                                         2005   1.080           1.115                297,332
                                                                         2004   1.000           1.080                139,527

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                             YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Health Care VIP Subaccount (Class B) (6/03)......... 2011   1.160           1.301                     --
                                                          2010   1.104           1.160                116,027
                                                          2009   0.929           1.104                115,332
                                                          2008   1.245           0.929                146,574
                                                          2007   1.130           1.245                187,569
                                                          2006   1.095           1.130                196,847
                                                          2005   1.038           1.095                179,229
                                                          2004   1.000           1.038                103,322
 DWS I Capital Growth Subaccount (Class B) (7/03)........ 2012   1.095           1.235                258,634
                                                          2011   1.178           1.095                321,823
                                                          2010   1.038           1.178                244,149
                                                          2009   0.841           1.038                278,498
                                                          2008   1.291           0.841                305,509
                                                          2007   1.179           1.291                365,608
                                                          2006   1.117           1.179                403,359
                                                          2005   1.055           1.117                218,893
                                                          2004   1.000           1.055                 24,509
 DWS International Subaccount (Class B) (7/03)........... 2008   1.752           1.673                     --
                                                          2007   1.572           1.752                 93,592
                                                          2006   1.284           1.572                 72,746
                                                          2005   1.137           1.284                 48,457
                                                          2004   1.000           1.137                 34,231
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03).......... 2006   1.218           1.334                     --
                                                          2005   1.102           1.218                 21,525
                                                          2004   1.000           1.102                  5,782
 DWS Balanced Subaccount (Class B) (7/03)................ 2008   1.143           1.109                     --
                                                          2007   1.122           1.143                553,267
                                                          2006   1.047           1.122                576,812
                                                          2005   1.032           1.047                604,364
                                                          2004   1.000           1.032                417,937
 DWS Blue Chip Subaccount (Class B) (6/03)............... 2008   1.345           1.256                     --
                                                          2007   1.336           1.345                500,185
                                                          2006   1.189           1.336                497,458
                                                          2005   1.111           1.189                517,994
                                                          2004   1.000           1.111                380,613

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.878           0.883                      --
                                                                   2008   1.167           0.878                 226,791
                                                                   2007   1.142           1.167                 338,103
                                                                   2006   1.076           1.142                 342,456
                                                                   2005   1.056           1.076                 319,782
                                                                   2004   1.002           1.056                 135,542
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.015           0.976                      --
                                                                   2007   1.002           1.015                 247,750
                                                                   2006   0.989           1.002                 252,325
                                                                   2005   0.995           0.989                 257,913
                                                                   2004   1.000           0.995                 200,130
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.290           1.247                      --
                                                                   2007   1.270           1.290                 306,678
                                                                   2006   1.138           1.270                 312,904
                                                                   2005   1.068           1.138                 329,833
                                                                   2004   1.000           1.068                 148,614
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.030           1.072                      --
                                                                   2005   1.060           1.030                 233,582
                                                                   2004   1.000           1.060                 114,580
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.287           1.224                      --
                                                                   2007   1.349           1.287                 905,184
                                                                   2006   1.169           1.349                 923,721
                                                                   2005   1.114           1.169                 668,044
                                                                   2004   1.000           1.114                 431,353
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.124           1.340                      --
                                                                   2005   1.053           1.124                  28,661
                                                                   2004   1.000           1.053                      --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.818           0.817                      --
                                                                   2008   1.281           0.818                 998,219
                                                                   2007   1.243           1.281               1,001,191
                                                                   2006   1.131           1.243               1,021,489
                                                                   2005   1.093           1.131                 951,926
                                                                   2004   1.016           1.093                 158,450
 DWS High Income Subaccount (Class B) (6/03)...................... 2008   1.153           1.137                      --
                                                                   2007   1.175           1.153                 430,448
                                                                   2006   1.094           1.175                 429,092
                                                                   2005   1.084           1.094                 444,818
                                                                   2004   1.000           1.084                 273,978

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.360           1.504                184,440
                                                                       2011   1.488           1.360                220,659
                                                                       2010   1.243           1.488                253,250
                                                                       2009   0.985           1.243                327,477
                                                                       2008   1.523           0.985                353,053
                                                                       2007   1.520           1.523                478,881
                                                                       2006   1.250           1.520                510,024
                                                                       2005   1.167           1.250                572,037
                                                                       2004   1.000           1.167                347,101
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.050           1.064                     --
                                                                       2005   1.039           1.050                 20,472
                                                                       2004   1.005           1.039                 13,051
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.085           1.099                     --
                                                                       2004   1.000           1.085                 44,669
 DWS International Select Equity Subaccount (Class B) (7/03).......... 2008   1.770           1.702                     --
                                                                       2007   1.561           1.770                162,922
                                                                       2006   1.279           1.561                188,021
                                                                       2005   1.150           1.279                214,165
                                                                       2004   1.000           1.150                 78,243
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................ 2008   1.310           1.255                     --
                                                                       2007   1.264           1.310                102,936
                                                                       2006   1.200           1.264                124,652
                                                                       2005   1.101           1.200                125,713
                                                                       2004   1.000           1.101                 75,051
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)........... 2006   1.157           1.136                     --
                                                                       2005   1.107           1.157                  1,445
                                                                       2004   1.000           1.107                  1,448
 DWS Large Cap Core Subaccount (Class B) (12/04)...................... 2006   1.141           1.257                     --
                                                                       2005   1.036           1.141                     --
 DWS Large Cap Value Subaccount (Class B) (7/03)...................... 2008   1.321           1.299                     --
                                                                       2007   1.201           1.321                225,597
                                                                       2006   1.070           1.201                232,209
                                                                       2005   1.080           1.070                247,199
                                                                       2004   1.000           1.080                155,386
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)......... 2006   1.106           1.133                     --
                                                                       2005   1.140           1.106                167,357
                                                                       2004   1.000           1.140                152,122

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Mid Cap Growth Subaccount (Class B) (8/03).............. 2008   1.327           1.245                     --
                                                              2007   1.260           1.327                 33,974
                                                              2006   1.168           1.260                 35,233
                                                              2005   1.044           1.168                 35,342
                                                              2004   1.000           1.044                 15,118
 DWS Moderate Allocation Subaccount (Class B) (8/04)......... 2009   0.831           0.832                     --
                                                              2008   1.222           0.831                184,410
                                                              2007   1.192           1.222                196,421
                                                              2006   1.101           1.192                237,374
                                                              2005   1.074           1.101                238,585
                                                              2004   0.999           1.074                 56,813
 DWS Money Market Subaccount (Class B) (7/03)................ 2008   1.022           1.024                     --
                                                              2007   1.001           1.022                128,495
                                                              2006   0.985           1.001                 66,349
                                                              2005   0.985           0.985                 24,224
                                                              2004   1.000           0.985                  3,807
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)........ 2006   0.946           0.959                     --
                                                              2005   1.015           0.946                194,676
                                                              2004   1.000           1.015                107,721
 DWS Small Cap Growth Subaccount (Class B) (7/03)............ 2008   1.171           1.019                     --
                                                              2007   1.135           1.171                163,335
                                                              2006   1.109           1.135                182,075
                                                              2005   1.065           1.109                192,896
                                                              2004   1.000           1.065                 85,297
 DWS Strategic Income Subaccount (Class B) (6/03)............ 2008   1.143           1.141                     --
                                                              2007   1.115           1.143                159,963
                                                              2006   1.051           1.115                162,057
                                                              2005   1.056           1.051                150,128
                                                              2004   1.000           1.056                 89,938
 DWS Technology Subaccount (Class B) (7/03).................. 2010   0.935           0.965                     --
                                                              2009   0.599           0.935                 57,210
                                                              2008   1.146           0.599                 97,090
                                                              2007   1.032           1.146                106,738
                                                              2006   1.053           1.032                124,060
                                                              2005   1.045           1.053                125,547
                                                              2004   1.000           1.045                 83,849

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........... 2008   1.508           1.400                      --
                                                                  2007   1.235           1.508                  67,786
                                                                  2006   1.191           1.235                  87,845
                                                                  2005   1.097           1.191                  85,263
                                                                  2004   1.000           1.097                  38,492
 DWSII Global Thematic Subaccount (Class B) (8/03)............... 2012   1.148           1.323                 116,697
                                                                  2011   1.378           1.148                 138,830
                                                                  2010   1.247           1.378                 142,768
                                                                  2009   0.892           1.247                 188,562
                                                                  2008   1.755           0.892                 221,353
                                                                  2007   1.699           1.755                 237,812
                                                                  2006   1.343           1.699                 234,852
                                                                  2005   1.123           1.343                 250,339
                                                                  2004   1.000           1.123                 124,306
 DWSII Government & Agency Securities Subaccount (Class B) (6/03) 2012   1.208           1.208                  98,329
                                                                  2011   1.155           1.208                  82,228
                                                                  2010   1.115           1.155                 148,779
                                                                  2009   1.061           1.115                 201,343
                                                                  2008   1.040           1.061                 272,847
                                                                  2007   1.010           1.040                 273,232
                                                                  2006   0.998           1.010                 256,885
                                                                  2005   1.000           0.998                 247,721
                                                                  2004   1.000           1.000                 117,594
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *......... 2012   1.366           1.554                 178,587
                                                                  2011   1.368           1.366                 185,633
                                                                  2010   1.211           1.368                 224,167
                                                                  2009   0.846           1.211                 286,130
                                                                  2008   1.139           0.846                 336,706
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)........ 2012   1.083           1.204                 138,278
                                                                  2011   1.129           1.083                 138,970
                                                                  2010   1.019           1.129                 138,391
                                                                  2009   0.852           1.019                 183,790
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).......... 2012   1.090           1.231                 898,449
                                                                  2011   1.163           1.090               1,028,152
                                                                  2010   1.032           1.163               1,024,213
                                                                  2009   0.843           1.032               1,023,415
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)........ 2012   1.133           1.243                 234,552
                                                                  2011   1.163           1.133                 234,737
                                                                  2010   1.060           1.163                 226,222
                                                                  2009   0.901           1.060                 226,682

               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2012   1.690
                                                                              2011   2.123
                                                                              2010   1.755
                                                                              2009   1.063
                                                                              2008   2.442
                                                                              2007   1.949
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)........ 2012   1.202
                                                                              2011   1.379
                                                                              2010   1.269
                                                                              2009   0.988
                                                                              2008   1.705
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 2012   0.980
                                                                              2011   1.060
                                                                              2010   0.884
                                                                              2009   0.663
                                                                              2008   1.055
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................... 2012   1.407
                                                                              2011   1.394
                                                                              2010   1.275
                                                                              2009   0.984
                                                                              2008   1.143
 MIST RCM Technology Subaccount (Class E) (5/10)............................. 2012   1.012
                                                                              2011   1.152
                                                                              2010   0.984
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............. 2012   1.304
                                                                              2011   1.359
                                                                              2010   1.091
                                                                              2009   0.769
                                                                              2008   1.248
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)...................... 2012   1.218
                                                                              2011   1.348
                                                                              2010   1.087
                                                                              2009   0.757
                                                                              2008   1.394
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)....................... 2012   1.074
                                                                              2011   1.035
                                                                              2010   0.981
                                                                              2009   0.921
                                                                              2008   0.979



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 1.964                 80,020
                                                                              1.690                 94,192
                                                                              2.123                104,364
                                                                              1.755                148,577
                                                                              1.063                176,947
                                                                              2.442                152,873
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)........ 1.368                 13,220
                                                                              1.202                 40,203
                                                                              1.379                 77,061
                                                                              1.269                 78,843
                                                                              0.988                 91,225
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 1.007                169,834
                                                                              0.980                205,763
                                                                              1.060                247,921
                                                                              0.884                339,786
                                                                              0.663                382,217
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................... 1.530                145,905
                                                                              1.407                161,588
                                                                              1.394                153,894
                                                                              1.275                155,862
                                                                              0.984                154,121
 MIST RCM Technology Subaccount (Class E) (5/10)............................. 1.111                 56,598
                                                                              1.012                 63,120
                                                                              1.152                 55,824
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............. 1.447                  5,658
                                                                              1.304                 15,945
                                                                              1.359                 16,826
                                                                              1.091                 27,166
                                                                              0.769                 37,545
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)...................... 1.259                 31,127
                                                                              1.218                 43,902
                                                                              1.348                 44,003
                                                                              1.087                 56,043
                                                                              0.757                 64,652
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)....................... 1.124                265,117
                                                                              1.074                249,140
                                                                              1.035                301,673
                                                                              0.981                320,258
                                                                              0.921                271,723

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2012   1.062           1.162                354,903
                                                                   2011   1.051           1.062                376,439
                                                                   2010   0.985           1.051                410,438
                                                                   2009   0.863           0.985                443,131
                                                                   2008   1.107           0.863                468,150
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2012   0.948           1.054                519,870
                                                                   2011   0.952           0.948                597,566
                                                                   2010   0.895           0.952                684,639
                                                                   2009   0.826           0.895                789,578
                                                                   2008   1.220           0.826                788,285
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2012   1.370           1.336                123,151
                                                                   2011   1.404           1.370                198,748
                                                                   2010   1.438           1.404                179,756
                                                                   2009   1.470           1.438                284,059
                                                                   2008   1.473           1.470                397,481
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2012   0.995           1.094                153,620
                                                                   2011   1.066           0.995                166,766
                                                                   2010   0.978           1.066                202,971
                                                                   2009   0.761           0.978                266,159
                                                                   2008   1.242           0.761                276,606
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2012   0.979           1.103                295,072
                                                                   2011   1.071           0.979                356,678
                                                                   2010   0.961           1.071                398,428
                                                                   2009   0.811           0.961                416,528
                                                                   2008   1.256           0.811                469,442
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2012   0.963           1.084                 54,064
                                                                   2011   0.971           0.963                 58,408
                                                                   2010   0.869           0.971                 71,127
                                                                   2009   0.707           0.869                 71,482
                                                                   2008   1.095           0.707                 67,252
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)........ 2012   1.011           1.098                 38,884
                                                                   2011   1.014           1.011                 48,191
                                                                   2010   0.946           1.014                 79,834
                                                                   2009   0.820           0.946                114,376
                                                                   2008   1.082           0.820                147,981
                                                                   2007   1.065           1.082                208,694
                                                                   2006   1.003           1.065                201,514

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.131           1.285                101,383
                                                                        2011   1.150           1.131                116,055
                                                                        2010   1.059           1.150                124,120
                                                                        2009   0.900           1.059                177,018
                                                                        2008   1.298           0.900                164,276
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.556           1.840                 74,148
                                                                        2011   1.741           1.556                 64,597
                                                                        2010   1.620           1.741                 78,317
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   0.980           1.135                100,874
                                                                        2011   1.018           0.980                 68,698
                                                                        2010   0.894           1.018                 93,176
                                                                        2009   0.640           0.894                101,352
                                                                        2008   1.056           0.640                 69,996
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.037           1.173                115,990
                                                                        2011   1.048           1.037                154,009
                                                                        2010   0.797           1.048                199,658
                                                                        2009   0.589           0.797                217,982
                                                                        2008   0.902           0.589                191,969



                               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2012   1.830           1.849                    --
                                                                2011   1.611           1.830                    --
                                                                2010   1.554           1.611                    --
                                                                2009   1.387           1.554                    --
                                                                2008   2.102           1.387                    --
                                                                2007   1.787           2.102                    --
                                                                2006   1.460           1.787                    --
                                                                2005   1.281           1.460                    --
                                                                2004   1.063           1.281                    --
                                                                2003   1.000           1.063                    --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)........... 2006   1.136           1.139                    --
                                                                2005   1.077           1.136                85,977
                                                                2004   1.059           1.077                80,232
                                                                2003   1.000           1.059                51,066

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.663           1.912                 7,832
                                                                        2011   1.716           1.663                 7,971
                                                                        2010   1.548           1.716                 8,121
                                                                        2009   1.054           1.548                 8,261
                                                                        2008   1.974           1.054                 8,386
                                                                        2007   1.520           1.974                11,439
                                                                        2006   1.310           1.520                11,448
                                                                        2005   1.176           1.310                11,457
                                                                        2004   1.118           1.176                11,467
                                                                        2003   1.000           1.118                 2,820
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.864           1.101                    --
                                                                        2008   1.664           0.864                13,755
                                                                        2007   1.777           1.664                14,333
                                                                        2006   1.609           1.777                14,929
                                                                        2005   1.420           1.609                15,520
                                                                        2004   1.234           1.420                 9,450
                                                                        2003   1.000           1.234                    --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.006           1.006                    --
                                                                        2011   1.216           1.006                    --
                                                                        2010   1.111           1.216                12,354
                                                                        2009   1.108           1.111                13,025
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.585           2.700                    --
                                                                        2006   2.000           2.585                   400
                                                                        2005   1.603           2.000                   401
                                                                        2004   1.315           1.603                   402
                                                                        2003   1.000           1.315                    --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.436           1.405                    --
                                                                        2007   1.452           1.436                25,781
                                                                        2006   1.383           1.452                25,580
                                                                        2005   1.301           1.383                25,507
                                                                        2004   1.168           1.301                31,744
                                                                        2003   1.000           1.168                12,304

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.186           1.291                 1,293
                                                                         2011   1.208           1.186                 1,362
                                                                         2010   1.081           1.208                 1,436
                                                                         2009   0.831           1.081                 1,505
                                                                         2008   1.302           0.831                 1,567
                                                                         2007   1.242           1.302                 1,688
                                                                         2006   1.169           1.242                 1,689
                                                                         2005   1.159           1.169                 1,691
                                                                         2004   1.122           1.159                 1,693
                                                                         2003   1.000           1.122                    --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.154           1.094                    --
                                                                         2007   1.129           1.154                15,101
                                                                         2006   1.004           1.129                15,908
                                                                         2005   1.000           1.004                15,823
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   2.148           1.753                26,737
                                                                         2006   1.606           2.148                24,566
                                                                         2005   1.479           1.606                27,728
                                                                         2004   1.160           1.479                25,899
                                                                         2003   1.000           1.160                19,416
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.022           0.991                    --
                                                                         2007   1.010           1.022                    --
                                                                         2006   0.992           1.010                    --
                                                                         2005   1.000           0.992                    --
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   1.527           1.633                    --
                                                                         2009   1.060           1.527                 3,650
                                                                         2008   2.181           1.060                 3,653
                                                                         2007   2.054           2.181                 3,656
                                                                         2006   1.728           2.054                 3,658
                                                                         2005   1.500           1.728                 3,661
                                                                         2004   1.249           1.500                 3,664
                                                                         2003   1.000           1.249                    --
 DWS Growth & Income Subaccount (Class B) (6/03)........................ 2008   1.351           0.813                    --
                                                                         2007   1.371           1.351                23,579
                                                                         2006   1.241           1.371                23,391
                                                                         2005   1.204           1.241                23,813
                                                                         2004   1.124           1.204                23,260
                                                                         2003   1.000           1.124                 3,037

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                             YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Health Care VIP Subaccount (Class B) (6/03)......... 2011   1.328           1.489                     --
                                                          2010   1.264           1.328                  4,404
                                                          2009   1.064           1.264                  4,790
                                                          2008   1.427           1.064                  5,252
                                                          2007   1.296           1.427                 18,747
                                                          2006   1.256           1.296                 19,302
                                                          2005   1.192           1.256                 18,960
                                                          2004   1.119           1.192                 20,145
                                                          2003   1.000           1.119                  3,026
 DWS I Capital Growth Subaccount (Class B) (7/03)........ 2012   1.207           1.360                 44,063
                                                          2011   1.299           1.207                 49,039
                                                          2010   1.145           1.299                 48,710
                                                          2009   0.928           1.145                166,023
                                                          2008   1.425           0.928                167,101
                                                          2007   1.302           1.425                182,690
                                                          2006   1.234           1.302                189,092
                                                          2005   1.166           1.234                102,249
                                                          2004   1.112           1.166                    685
                                                          2003   1.000           1.112                  4,458
 DWS International Subaccount (Class B) (7/03)........... 2008   2.060           1.966                     --
                                                          2007   1.849           2.060                 34,251
                                                          2006   1.511           1.849                 35,511
                                                          2005   1.339           1.511                 36,764
                                                          2004   1.181           1.339                 33,731
                                                          2003   1.000           1.181                     --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03).......... 2006   1.406           1.540                     --
                                                          2005   1.274           1.406                     --
                                                          2004   1.172           1.274                     --
                                                          2003   1.000           1.172                     --
 DWS Balanced Subaccount (Class B) (7/03)................ 2008   1.216           1.179                     --
                                                          2007   1.194           1.216                 26,388
                                                          2006   1.114           1.194                 26,389
                                                          2005   1.099           1.114                 26,391
                                                          2004   1.060           1.099                 32,200
                                                          2003   1.000           1.060                 19,675
 DWS Blue Chip Subaccount (Class B) (6/03)............... 2008   1.570           1.466                     --
                                                          2007   1.561           1.570                 29,732
                                                          2006   1.389           1.561                 29,729
                                                          2005   1.298           1.389                 30,691
                                                          2004   1.152           1.298                 41,147
                                                          2003   1.000           1.152                  5,171

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.876           0.881                    --
                                                                   2008   1.165           0.876                16,767
                                                                   2007   1.141           1.165                17,958
                                                                   2006   1.075           1.141                18,866
                                                                   2005   1.056           1.075                 5,026
                                                                   2004   1.002           1.056                    --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.019           0.980                    --
                                                                   2007   1.007           1.019                93,158
                                                                   2006   0.994           1.007                92,571
                                                                   2005   1.000           0.994                87,034
                                                                   2004   0.985           1.000                79,619
                                                                   2003   1.000           0.985                76,330
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.514           1.463                    --
                                                                   2007   1.490           1.514                19,322
                                                                   2006   1.336           1.490                19,915
                                                                   2005   1.254           1.336                19,709
                                                                   2004   1.154           1.254                21,914
                                                                   2003   1.000           1.154                12,988
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.189           1.238                    --
                                                                   2005   1.225           1.189                18,602
                                                                   2004   1.126           1.225                17,717
                                                                   2003   1.000           1.126                 3,952
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.481           1.408                    --
                                                                   2007   1.553           1.481                66,427
                                                                   2006   1.347           1.553                66,207
                                                                   2005   1.284           1.347                30,231
                                                                   2004   1.159           1.284                33,520
                                                                   2003   1.000           1.159                26,502
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.123           1.338                    --
                                                                   2005   1.053           1.123                    --
                                                                   2004   1.000           1.053                    --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.816           0.815                    --
                                                                   2008   1.278           0.816                72,727
                                                                   2007   1.242           1.278                39,748
                                                                   2006   1.130           1.242                39,780
                                                                   2005   1.093           1.130                39,814
                                                                   2004   1.016           1.093                    --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.264           1.246                    --
                                                                       2007   1.289           1.264                70,397
                                                                       2006   1.200           1.289                70,340
                                                                       2005   1.190           1.200                67,671
                                                                       2004   1.088           1.190                63,733
                                                                       2003   1.000           1.088                61,628
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.764           1.950                11,931
                                                                       2011   1.931           1.764                10,415
                                                                       2010   1.614           1.931                10,977
                                                                       2009   1.280           1.614                11,292
                                                                       2008   1.979           1.280                11,665
                                                                       2007   1.977           1.979                21,797
                                                                       2006   1.627           1.977                22,105
                                                                       2005   1.519           1.627                23,209
                                                                       2004   1.241           1.519                22,392
                                                                       2003   1.000           1.241                 7,314
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.049           1.063                    --
                                                                       2005   1.039           1.049                15,284
                                                                       2004   1.005           1.039                    --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.211           1.225                    --
                                                                       2004   1.128           1.211                13,006
                                                                       2003   1.000           1.128                11,827
 DWS International Select Equity Subaccount (Class B) (7/03).......... 2008   2.130           2.048                    --
                                                                       2007   1.880           2.130                48,554
                                                                       2006   1.541           1.880                49,782
                                                                       2005   1.386           1.541                51,001
                                                                       2004   1.206           1.386                34,831
                                                                       2003   1.000           1.206                15,642
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................ 2008   1.437           1.376                    --
                                                                       2007   1.388           1.437                46,545
                                                                       2006   1.318           1.388                48,248
                                                                       2005   1.209           1.318                47,172
                                                                       2004   1.116           1.209                48,969
                                                                       2003   1.000           1.116                44,650
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)........... 2006   1.266           1.242                    --
                                                                       2005   1.211           1.266                    --
                                                                       2004   1.107           1.211                    --
                                                                       2003   1.000           1.107                    --
 DWS Large Cap Core Subaccount (Class B) (12/04)...................... 2006   1.141           1.255                    --
                                                                       2005   1.036           1.141                    --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.514           1.488                     --
                                                                      2007   1.377           1.514                 94,679
                                                                      2006   1.228           1.377                 96,388
                                                                      2005   1.239           1.228                 97,319
                                                                      2004   1.159           1.239                108,938
                                                                      2003   1.000           1.159                 62,002
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.242           1.271                     --
                                                                      2005   1.281           1.242                 23,758
                                                                      2004   1.119           1.281                 33,181
                                                                      2003   1.000           1.119                 13,785
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.489           1.398                     --
                                                                      2007   1.415           1.489                     --
                                                                      2006   1.312           1.415                     --
                                                                      2005   1.173           1.312                     --
                                                                      2004   1.161           1.173                     --
                                                                      2003   1.000           1.161                     --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.829           0.830                     --
                                                                      2008   1.220           0.829                     --
                                                                      2007   1.191           1.220                     --
                                                                      2006   1.100           1.191                     --
                                                                      2005   1.074           1.100                     --
                                                                      2004   0.999           1.074                     --
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.003           1.005                     --
                                                                      2007   0.983           1.003                102,231
                                                                      2006   0.967           0.983                106,233
                                                                      2005   0.968           0.967                110,254
                                                                      2004   0.987           0.968                 66,151
                                                                      2003   1.000           0.987                  1,914
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   1.091           1.106                     --
                                                                      2005   1.171           1.091                 95,554
                                                                      2004   1.190           1.171                 94,266
                                                                      2003   1.000           1.190                  8,848
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.337           1.163                     --
                                                                      2007   1.295           1.337                  6,750
                                                                      2006   1.267           1.295                  6,757
                                                                      2005   1.217           1.267                  6,765
                                                                      2004   1.129           1.217                  8,897
                                                                      2003   1.000           1.129                  1,694

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Strategic Income Subaccount (Class B) (6/03)............. 2008   1.120           1.118                    --
                                                               2007   1.093           1.120                55,024
                                                               2006   1.031           1.093                55,265
                                                               2005   1.037           1.031                54,386
                                                               2004   0.982           1.037                45,037
                                                               2003   1.000           0.982                40,148
 DWS Technology Subaccount (Class B) (7/03)................... 2010   1.070           1.104                    --
                                                               2009   0.686           1.070                 3,001
                                                               2008   1.314           0.686                 3,700
                                                               2007   1.184           1.314                16,884
                                                               2006   1.208           1.184                18,908
                                                               2005   1.199           1.208                17,967
                                                               2004   1.212           1.199                17,722
                                                               2003   1.000           1.212                 3,721
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........ 2008   1.789           1.661                    --
                                                               2007   1.466           1.789                89,762
                                                               2006   1.416           1.466                92,169
                                                               2005   1.305           1.416                91,093
                                                               2004   1.209           1.305                92,391
                                                               2003   1.000           1.209                13,836
 DWSII Global Thematic Subaccount (Class B) (8/03)............ 2012   1.336           1.539                   463
                                                               2011   1.605           1.336                   465
                                                               2010   1.453           1.605                   466
                                                               2009   1.040           1.453                   468
                                                               2008   2.046           1.040                   470
                                                               2007   1.982           2.046                   471
                                                               2006   1.567           1.982                   472
                                                               2005   1.312           1.567                   474
                                                               2004   1.176           1.312                   475
                                                               2003   1.000           1.176                    --
 DWSII Government & Agency Securities Subaccount (Class B) (6/02012   1.204           1.204                    --
                                                               2011   1.152           1.204                25,297
                                                               2010   1.112           1.152                25,297
                                                               2009   1.059           1.112                36,544
                                                               2008   1.039           1.059                35,981
                                                               2007   1.009           1.039                39,674
                                                               2006   0.998           1.009                39,618
                                                               2005   1.000           0.998                38,211
                                                               2004   0.992           1.000                47,637
                                                               2003   1.000           0.992                32,340

              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................... 2012   1.495
                                                                            2011   1.497
                                                                            2010   1.326
                                                                            2009   0.927
                                                                            2008   1.249
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................. 2012   1.079
                                                                            2011   1.126
                                                                            2010   1.016
                                                                            2009   0.850
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................... 2012   1.086
                                                                            2011   1.159
                                                                            2010   1.029
                                                                            2009   0.841
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................. 2012   1.129
                                                                            2011   1.159
                                                                            2010   1.057
                                                                            2009   0.899
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)..... 2012   2.321
                                                                            2011   2.918
                                                                            2010   2.412
                                                                            2009   1.462
                                                                            2008   3.360
                                                                            2007   2.683
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *.... 2012   1.519
                                                                            2011   1.744
                                                                            2010   1.605
                                                                            2009   1.251
                                                                            2008   2.159
 MIST MLA Mid Cap Subaccount (Class B) (4/08).............................. 2012   0.977
                                                                            2011   1.057
                                                                            2010   0.882
                                                                            2009   0.662
                                                                            2008   1.054
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................. 2012   1.376
                                                                            2011   1.364
                                                                            2010   1.248
                                                                            2009   0.964
                                                                            2008   1.120



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................... 1.699                 741,214
                                                                            1.495               1,308,085
                                                                            1.497               1,324,886
                                                                            1.326                  68,890
                                                                            0.927                  59,621
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................. 1.199                  40,236
                                                                            1.079                      --
                                                                            1.126                      --
                                                                            1.016                      --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................... 1.226                  32,861
                                                                            1.086                  72,488
                                                                            1.159                  72,563
                                                                            1.029                  72,643
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................. 1.238                  13,931
                                                                            1.129                  14,729
                                                                            1.159                  15,757
                                                                            1.057                  16,727
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)..... 2.696                     392
                                                                            2.321                     393
                                                                            2.918                     394
                                                                            2.412                     396
                                                                            1.462                     397
                                                                            3.360                     399
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *.... 1.729                  28,517
                                                                            1.519                  31,274
                                                                            1.744                  81,624
                                                                            1.605                 160,878
                                                                            1.251                 112,208
 MIST MLA Mid Cap Subaccount (Class B) (4/08).............................. 1.003                 346,323
                                                                            0.977                 343,251
                                                                            1.057                 341,884
                                                                            0.882                 360,279
                                                                            0.662                 353,144
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................. 1.495                 556,976
                                                                            1.376                 600,493
                                                                            1.364                 542,857
                                                                            1.248                 486,895
                                                                            0.964                  52,977

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2012   1.158           1.270                  4,442
                                                                          2011   1.319           1.158                  2,191
                                                                          2010   1.126           1.319                  2,532
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2012   0.833           0.958                226,310
                                                                          2011   0.890           0.833                249,991
                                                                          2010   0.780           0.890                254,469
                                                                          2009   0.675           0.780                275,312
                                                                          2008   1.022           0.675                322,777
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2012   1.461           1.620                     --
                                                                          2011   1.523           1.461                     --
                                                                          2010   1.223           1.523                     --
                                                                          2009   0.862           1.223                     --
                                                                          2008   1.401           0.862                     --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2012   1.442           1.491                 16,208
                                                                          2011   1.598           1.442                 14,714
                                                                          2010   1.289           1.598                 16,857
                                                                          2009   0.898           1.289                 89,226
                                                                          2008   1.654           0.898                 92,609
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2012   1.076           1.125                  8,538
                                                                          2011   1.038           1.076                 34,124
                                                                          2010   0.984           1.038                 34,988
                                                                          2009   0.924           0.984                 85,816
                                                                          2008   0.983           0.924                 84,011
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2012   1.127           1.233                  2,173
                                                                          2011   1.116           1.127                 26,381
                                                                          2010   1.047           1.116                 26,383
                                                                          2009   0.917           1.047                 26,385
                                                                          2008   1.177           0.917                 26,386
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2012   1.089           1.210                 27,508
                                                                          2011   1.094           1.089                 25,174
                                                                          2010   1.029           1.094                 26,945
                                                                          2009   0.950           1.029                 67,329
                                                                          2008   1.403           0.950                 39,255
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2012   1.667           1.626                 88,739
                                                                          2011   1.710           1.667                 92,316
                                                                          2010   1.753           1.710                149,119
                                                                          2009   1.793           1.753                159,455
                                                                          2008   1.797           1.793                162,499

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Davis Venture Value Subaccount (Class B) (4/08)................... 2012   1.165           1.280                  7,244
                                                                        2011   1.248           1.165                  7,307
                                                                        2010   1.145           1.248                  7,375
                                                                        2009   0.892           1.145                 19,202
                                                                        2008   1.457           0.892                 18,768
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2012   1.140           1.284                 14,070
                                                                        2011   1.249           1.140                 14,369
                                                                        2010   1.120           1.249                 14,841
                                                                        2009   0.946           1.120                 15,304
                                                                        2008   1.465           0.946                 15,791
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2012   0.960           1.080                243,263
                                                                        2011   0.968           0.960                264,789
                                                                        2010   0.867           0.968                258,672
                                                                        2009   0.706           0.867                242,469
                                                                        2008   1.093           0.706                 17,215
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.008           1.094                163,493
                                                                        2011   1.012           1.008                 53,880
                                                                        2010   0.945           1.012                 58,722
                                                                        2009   0.819           0.945                111,198
                                                                        2008   1.081           0.819                 51,801
                                                                        2007   1.065           1.081                101,165
                                                                        2006   1.003           1.065                 98,803
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.294           1.468                 24,760
                                                                        2011   1.316           1.294                 51,358
                                                                        2010   1.213           1.316                 54,171
                                                                        2009   1.030           1.213                 81,744
                                                                        2008   1.487           1.030                 69,476
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.554           1.836                  3,700
                                                                        2011   1.739           1.554                  3,702
                                                                        2010   1.619           1.739                  3,705
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   0.978           1.131                  5,149
                                                                        2011   1.016           0.978                  5,242
                                                                        2010   0.892           1.016                  5,556
                                                                        2009   0.640           0.892                 79,085
                                                                        2008   1.055           0.640                 42,962
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.337           1.511                 36,551
                                                                        2011   1.351           1.337                 47,638
                                                                        2010   1.029           1.351                 50,562
                                                                        2009   0.761           1.029                 52,869
                                                                        2008   1.165           0.761                 55,846

                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2012   1.386           1.399                11,273
                                                                        2011   1.221           1.386                12,217
                                                                        2010   1.178           1.221                16,983
                                                                        2009   1.051           1.178                16,469
                                                                        2008   1.594           1.051                14,375
                                                                        2007   1.356           1.594                15,101
                                                                        2006   1.109           1.356                15,543
                                                                        2005   1.000           1.109                16,900
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.071           1.074                    --
                                                                        2005   1.000           1.071                18,150
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.440           1.655                 4,762
                                                                        2011   1.487           1.440                 2,806
                                                                        2010   1.342           1.487                 2,863
                                                                        2009   0.914           1.342                 2,830
                                                                        2008   1.713           0.914                 3,233
                                                                        2007   1.319           1.713                 3,007
                                                                        2006   1.138           1.319                 3,506
                                                                        2005   1.000           1.138                 3,821
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.600           0.765                    --
                                                                        2008   1.157           0.600                   428
                                                                        2007   1.236           1.157                   430
                                                                        2006   1.120           1.236                   431
                                                                        2005   1.000           1.120                   432
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.698           0.698                    --
                                                                        2011   0.844           0.698                    --
                                                                        2010   0.772           0.844                   381
                                                                        2009   0.770           0.772                   426
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.570           1.640                    --
                                                                        2006   1.215           1.570                14,824
                                                                        2005   1.000           1.215                16,791
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.109           1.085                    --
                                                                        2007   1.122           1.109                18,962
                                                                        2006   1.069           1.122                17,181
                                                                        2005   1.000           1.069                16,424

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.034           1.126                    --
                                                                         2011   1.054           1.034                    --
                                                                         2010   0.944           1.054                    --
                                                                         2009   0.725           0.944                    --
                                                                         2008   1.138           0.725                    --
                                                                         2007   1.086           1.138                    --
                                                                         2006   1.022           1.086                    --
                                                                         2005   1.000           1.022                    --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.153           1.093                    --
                                                                         2007   1.128           1.153                    --
                                                                         2006   1.004           1.128                    --
                                                                         2005   1.000           1.004                    --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   1.513           1.234                    --
                                                                         2006   1.132           1.513                    --
                                                                         2005   1.000           1.132                    --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.020           0.989                    --
                                                                         2007   1.009           1.020                    --
                                                                         2006   0.992           1.009                    --
                                                                         2005   1.000           0.992                    --
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   0.998           1.067                    --
                                                                         2009   0.693           0.998                 1,277
                                                                         2008   1.427           0.693                 1,283
                                                                         2007   1.344           1.427                 1,288
                                                                         2006   1.131           1.344                 1,292
                                                                         2005   1.000           1.131                 1,295
 DWS Growth & Income Subaccount (Class B) (6/03)........................ 2008   1.124           1.052                    --
                                                                         2007   1.142           1.124                19,638
                                                                         2006   1.034           1.142                17,993
                                                                         2005   1.000           1.034                    --
 DWS Health Care VIP Subaccount (Class B) (6/03)........................ 2011   1.135           1.272                    --
                                                                         2010   1.082           1.135                 5,484
                                                                         2009   0.911           1.082                 5,509
                                                                         2008   1.222           0.911                 5,534
                                                                         2007   1.110           1.222                25,133
                                                                         2006   1.077           1.110                66,027
                                                                         2005   1.000           1.077                98,385

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 DWS I Capital Growth Subaccount (Class B) (7/03)................. 2012   1.038           1.169                 14,312
                                                                   2011   1.118           1.038                 14,284
                                                                   2010   0.985           1.118                  8,957
                                                                   2009   0.799           0.985                  8,939
                                                                   2008   1.228           0.799                  8,663
                                                                   2007   1.123           1.228                  9,470
                                                                   2006   1.065           1.123                  9,468
                                                                   2005   1.000           1.065                     --
 DWS International Subaccount (Class B) (7/03).................... 2008   1.540           1.469                     --
                                                                   2007   1.382           1.540                     --
                                                                   2006   1.130           1.382                     --
                                                                   2005   1.000           1.130                     --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.112           1.217                     --
                                                                   2005   1.000           1.112                  3,826
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.103           1.069                     --
                                                                   2007   1.084           1.103                     --
                                                                   2006   1.012           1.084                     --
                                                                   2005   1.000           1.012                     --
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.210           1.130                     --
                                                                   2007   1.204           1.210                 12,453
                                                                   2006   1.072           1.204                 12,463
                                                                   2005   1.000           1.072                    448
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.826           0.830                     --
                                                                   2008   1.099           0.826                281,348
                                                                   2007   1.077           1.099                348,741
                                                                   2006   1.015           1.077                348,851
                                                                   2005   1.000           1.015                348,946
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.008           0.969                     --
                                                                   2007   0.996           1.008                     --
                                                                   2006   0.984           0.996                     --
                                                                   2005   1.000           0.984                     --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.192           1.152                     --
                                                                   2007   1.174           1.192                    908
                                                                   2006   1.054           1.174                    911
                                                                   2005   1.000           1.054                    913
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   0.986           1.026                     --
                                                                   2005   1.000           0.986                     --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)............ 2008   1.138           1.082                     --
                                                                       2007   1.194           1.138                 50,109
                                                                       2006   1.036           1.194                 40,496
                                                                       2005   1.000           1.036                 19,635
 DWS Foreign Value Subaccount (Class B) (11/04)....................... 2006   1.060           1.262                     --
                                                                       2005   1.000           1.060                     --
 DWS Growth Allocation Subaccount (Class B) (9/04).................... 2009   0.747           0.746                     --
                                                                       2008   1.171           0.747                 86,972
                                                                       2007   1.138           1.171                187,170
                                                                       2006   1.036           1.138                187,274
                                                                       2005   1.000           1.036                187,367
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.048           1.033                     --
                                                                       2007   1.070           1.048                 17,847
                                                                       2006   0.997           1.070                 15,884
                                                                       2005   1.000           0.997                 15,312
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.162           1.284                 12,528
                                                                       2011   1.273           1.162                 13,145
                                                                       2010   1.064           1.273                 16,700
                                                                       2009   0.845           1.064                 17,132
                                                                       2008   1.306           0.845                 16,976
                                                                       2007   1.305           1.306                 16,847
                                                                       2006   1.075           1.305                 15,982
                                                                       2005   1.000           1.075                 17,401
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.005           1.017                     --
                                                                       2005   1.000           1.005                     --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.000           1.018                     --
 DWS International Select Equity Subaccount (Class B) (7/03).......... 2008   1.545           1.485                     --
                                                                       2007   1.364           1.545                 20,576
                                                                       2006   1.119           1.364                 62,035
                                                                       2005   1.000           1.119                 99,604
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................ 2008   1.193           1.142                     --
                                                                       2007   1.152           1.193                  4,054
                                                                       2006   1.095           1.152                  3,802
                                                                       2005   1.000           1.095                  3,908
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)........... 2006   1.067           1.047                     --
                                                                       2005   1.000           1.067                     --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.094           1.203                     --
                                                                      2005   1.000           1.094                 17,064
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.213           1.192                     --
                                                                      2007   1.104           1.213                     --
                                                                      2006   0.985           1.104                     --
                                                                      2005   1.000           0.985                 19,623
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   0.995           1.018                     --
                                                                      2005   1.000           0.995                  5,537
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.257           1.180                     --
                                                                      2007   1.195           1.257                     --
                                                                      2006   1.109           1.195                     --
                                                                      2005   1.000           1.109                     --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.770           0.771                     --
                                                                      2008   1.135           0.770                179,885
                                                                      2007   1.108           1.135                127,323
                                                                      2006   1.025           1.108                109,363
                                                                      2005   1.000           1.025                 52,787
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.036           1.038                     --
                                                                      2007   1.016           1.036                311,636
                                                                      2006   1.000           1.016                311,636
                                                                      2005   1.000           1.000                311,636
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   0.979           0.993                     --
                                                                      2005   1.000           0.979                  5,632
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.093           0.950                     --
                                                                      2007   1.060           1.093                  4,235
                                                                      2006   1.037           1.060                  4,293
                                                                      2005   1.000           1.037                  4,215
 DWS Strategic Income Subaccount (Class B) (6/03).................... 2008   1.070           1.068                     --
                                                                      2007   1.045           1.070                     --
                                                                      2006   0.985           1.045                     --
                                                                      2005   1.000           0.985                     --
 DWS Technology Subaccount (Class B) (7/03).......................... 2010   0.928           0.957                     --
                                                                      2009   0.595           0.928                  7,100
                                                                      2008   1.141           0.595                  7,107
                                                                      2007   1.028           1.141                  7,112
                                                                      2006   1.050           1.028                  7,117
                                                                      2005   1.000           1.050                     --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........... 2008   1.374           1.275                     --
                                                                  2007   1.127           1.374                     --
                                                                  2006   1.088           1.127                 19,785
                                                                  2005   1.000           1.088                    885
 DWSII Global Thematic Subaccount (Class B) (8/03)............... 2012   1.003           1.155                 10,724
                                                                  2011   1.206           1.003                 11,046
                                                                  2010   1.092           1.206                 11,103
                                                                  2009   0.782           1.092                 11,156
                                                                  2008   1.540           0.782                 11,169
                                                                  2007   1.493           1.540                 35,624
                                                                  2006   1.181           1.493                 28,749
                                                                  2005   1.000           1.181                    409
 DWSII Government & Agency Securities Subaccount (Class B) (6/03) 2012   1.195           1.194                  2,530
                                                                  2011   1.144           1.195                     --
                                                                  2010   1.105           1.144                     --
                                                                  2009   1.052           1.105                     --
                                                                  2008   1.033           1.052                     --
                                                                  2007   1.004           1.033                     --
                                                                  2006   0.993           1.004                     --
                                                                  2005   1.000           0.993                     --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *......... 2012   1.238           1.406                216,104
                                                                  2011   1.240           1.238                212,408
                                                                  2010   1.099           1.240                224,182
                                                                  2009   0.769           1.099                 13,468
                                                                  2008   1.036           0.769                 15,200
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)........ 2012   1.002           1.113                 10,210
                                                                  2011   1.046           1.002                 10,247
                                                                  2010   0.944           1.046                 10,288
                                                                  2009   0.791           0.944                 73,426
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).......... 2012   0.993           1.120                 53,765
                                                                  2011   1.060           0.993                 82,538
                                                                  2010   0.941           1.060                 82,661
                                                                  2009   0.770           0.941                 82,793
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)........ 2012   1.063           1.164                122,687
                                                                  2011   1.092           1.063                122,793
                                                                  2010   0.996           1.092                122,907
                                                                  2009   0.848           0.996                176,521

               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2012   1.407
                                                                              2011   1.769
                                                                              2010   1.463
                                                                              2009   0.887
                                                                              2008   2.040
                                                                              2007   1.629
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)........ 2012   1.038
                                                                              2011   1.193
                                                                              2010   1.098
                                                                              2009   0.856
                                                                              2008   1.478
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 2012   0.974
                                                                              2011   1.054
                                                                              2010   0.880
                                                                              2009   0.660
                                                                              2008   1.052
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................... 2012   1.312
                                                                              2011   1.300
                                                                              2010   1.191
                                                                              2009   0.920
                                                                              2008   1.070
 MIST RCM Technology Subaccount (Class E) (5/10)............................. 2012   1.003
                                                                              2011   1.143
                                                                              2010   0.977
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............. 2012   1.231
                                                                              2011   1.284
                                                                              2010   1.032
                                                                              2009   0.727
                                                                              2008   1.182
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)...................... 2012   1.105
                                                                              2011   1.225
                                                                              2010   0.988
                                                                              2009   0.689
                                                                              2008   1.270
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)....................... 2012   1.062
                                                                              2011   1.025
                                                                              2010   0.973
                                                                              2009   0.914
                                                                              2008   0.972



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 1.633                 12,166
                                                                              1.407                 11,040
                                                                              1.769                 12,412
                                                                              1.463                 13,190
                                                                              0.887                 15,794
                                                                              2.040                 12,050
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)........ 1.181                  2,725
                                                                              1.038                     --
                                                                              1.193                    629
                                                                              1.098                    649
                                                                              0.856                    668
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 0.999                 15,998
                                                                              0.974                 15,163
                                                                              1.054                 19,059
                                                                              0.880                 19,383
                                                                              0.660                 19,175
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................... 1.425                530,170
                                                                              1.312                538,862
                                                                              1.300                551,548
                                                                              1.191                551,501
                                                                              0.920                     --
 MIST RCM Technology Subaccount (Class E) (5/10)............................. 1.099                  7,080
                                                                              1.003                  7,086
                                                                              1.143                  7,093
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............. 1.364                  3,437
                                                                              1.231                     --
                                                                              1.284                     --
                                                                              1.032                     --
                                                                              0.727                     --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)...................... 1.142                     --
                                                                              1.105                     --
                                                                              1.225                     --
                                                                              0.988                     --
                                                                              0.689                     --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)....................... 1.110                     --
                                                                              1.062                     --
                                                                              1.025                     --
                                                                              0.973                     --
                                                                              0.914                     --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2012   1.021           1.116                     --
                                                                   2011   1.011           1.021                     --
                                                                   2010   0.949           1.011                     --
                                                                   2009   0.832           0.949                     --
                                                                   2008   1.068           0.832                     --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2012   0.835           0.927                 19,227
                                                                   2011   0.839           0.835                 19,174
                                                                   2010   0.790           0.839                 19,126
                                                                   2009   0.730           0.790                 18,675
                                                                   2008   1.078           0.730                 18,023
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2012   1.171           1.142                     --
                                                                   2011   1.201           1.171                    196
                                                                   2010   1.232           1.201                     --
                                                                   2009   1.261           1.232                     --
                                                                   2008   1.264           1.261                312,278
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2012   0.916           1.005                     --
                                                                   2011   0.981           0.916                    699
                                                                   2010   0.901           0.981                    805
                                                                   2009   0.702           0.901                    900
                                                                   2008   1.147           0.702                    904
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2012   0.877           0.987                 11,954
                                                                   2011   0.961           0.877                 12,307
                                                                   2010   0.863           0.961                 12,370
                                                                   2009   0.729           0.863                 12,428
                                                                   2008   1.129           0.729                 12,442
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2012   0.957           1.076                     --
                                                                   2011   0.965           0.957                     --
                                                                   2010   0.865           0.965                     --
                                                                   2009   0.705           0.865                     --
                                                                   2008   1.092           0.705                     --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)........ 2012   1.005           1.091                 71,309
                                                                   2011   1.009           1.005                 71,568
                                                                   2010   0.943           1.009                 71,814
                                                                   2009   0.818           0.943                 72,053
                                                                   2008   1.080           0.818                 72,950
                                                                   2007   1.064           1.080                     --
                                                                   2006   1.003           1.064                     --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.034           1.173                 4,210
                                                                        2011   1.052           1.034                    --
                                                                        2010   0.970           1.052                    --
                                                                        2009   0.825           0.970                    --
                                                                        2008   1.191           0.825                    --
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.030           1.217                    --
                                                                        2011   1.154           1.030                   991
                                                                        2010   1.074           1.154                 1,142
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   0.975           1.128                 4,123
                                                                        2011   1.014           0.975                 4,145
                                                                        2010   0.891           1.014                 4,175
                                                                        2009   0.639           0.891                 4,297
                                                                        2008   1.054           0.639                 4,531
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.091           1.233                 3,877
                                                                        2011   1.103           1.091                 3,963
                                                                        2010   0.840           1.103                 4,071
                                                                        2009   0.622           0.840                 4,458
                                                                        2008   0.952           0.622                 4,601



                               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2012   1.723           1.739                10,567
                                                                2011   1.519           1.723                 9,795
                                                                2010   1.466           1.519                11,535
                                                                2009   1.310           1.466                11,528
                                                                2008   1.987           1.310                10,031
                                                                2007   1.691           1.987                10,054
                                                                2006   1.383           1.691                10,883
                                                                2005   1.215           1.383                11,424
                                                                2004   1.000           1.215                    --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)........... 2006   1.095           1.098                    --
                                                                2005   1.039           1.095                    --
                                                                2004   1.000           1.039                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2012   1.475           1.694                    --
                                                                        2011   1.523           1.475                    --
                                                                        2010   1.376           1.523                    --
                                                                        2009   0.937           1.376                    --
                                                                        2008   1.757           0.937                    --
                                                                        2007   1.354           1.757                    --
                                                                        2006   1.168           1.354                    --
                                                                        2005   1.050           1.168                    --
                                                                        2004   1.000           1.050                    --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.679           0.864                    --
                                                                        2008   1.309           0.679                    --
                                                                        2007   1.399           1.309                    --
                                                                        2006   1.268           1.399                    --
                                                                        2005   1.121           1.268                    --
                                                                        2004   1.000           1.121                    --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.788           0.788                    --
                                                                        2011   0.954           0.788                    --
                                                                        2010   0.872           0.954                    --
                                                                        2009   0.870           0.872                    --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.068           2.160                    --
                                                                        2006   1.602           2.068                 6,087
                                                                        2005   1.285           1.602                 6,911
                                                                        2004   1.000           1.285                    --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.239           1.212                    --
                                                                        2007   1.254           1.239                    --
                                                                        2006   1.195           1.254                    --
                                                                        2005   1.126           1.195                    --
                                                                        2004   1.000           1.126                    --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)........................................................ 2012   1.043           1.135                    --
                                                                        2011   1.063           1.043                    --
                                                                        2010   0.953           1.063                    --
                                                                        2009   0.733           0.953                    --
                                                                        2008   1.150           0.733                    --
                                                                        2007   1.098           1.150                    --
                                                                        2006   1.034           1.098                    --
                                                                        2005   1.027           1.034                    --
                                                                        2004   1.000           1.027                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.151           1.092                    --
                                                                         2007   1.127           1.151                    --
                                                                         2006   1.004           1.127                    --
                                                                         2005   1.000           1.004                    --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   1.854           1.511                    --
                                                                         2006   1.388           1.854                    --
                                                                         2005   1.279           1.388                    --
                                                                         2004   1.000           1.279                    --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.019           0.988                    --
                                                                         2007   1.008           1.019                    --
                                                                         2006   0.992           1.008                    --
                                                                         2005   1.000           0.992                    --
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   1.194           1.277                    --
                                                                         2009   0.830           1.194                    --
                                                                         2008   1.710           0.830                    --
                                                                         2007   1.611           1.710                    --
                                                                         2006   1.357           1.611                    --
                                                                         2005   1.179           1.357                    --
                                                                         2004   1.000           1.179                    --
 DWS Growth & Income Subaccount (Class B) (6/03)........................ 2008   1.191           0.716                    --
                                                                         2007   1.210           1.191                    --
                                                                         2006   1.096           1.210                    --
                                                                         2005   1.064           1.096                    --
                                                                         2004   1.000           1.064                    --
 DWS Health Care VIP Subaccount (Class B) (6/03)........................ 2011   1.156           1.295                    --
                                                                         2010   1.102           1.156                19,986
                                                                         2009   0.928           1.102                20,660
                                                                         2008   1.246           0.928                19,294
                                                                         2007   1.133           1.246                21,342
                                                                         2006   1.099           1.133                21,675
                                                                         2005   1.044           1.099                19,684
                                                                         2004   1.000           1.044                    --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS I Capital Growth Subaccount (Class B) (7/03)............... 2012   1.066           1.200                20,564
                                                                 2011   1.148           1.066                21,054
                                                                 2010   1.013           1.148                    --
                                                                 2009   0.822           1.013                    --
                                                                 2008   1.263           0.822                    --
                                                                 2007   1.156           1.263                    --
                                                                 2006   1.097           1.156                    --
                                                                 2005   1.037           1.097                    --
                                                                 2004   1.000           1.037                    --
 DWS International Subaccount (Class B) (7/03).................. 2008   1.768           1.687                    --
                                                                 2007   1.588           1.768                    --
                                                                 2006   1.299           1.588                    --
                                                                 2005   1.152           1.299                    --
                                                                 2004   1.000           1.152                    --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................. 2006   1.201           1.313                    --
                                                                 2005   1.088           1.201                    --
                                                                 2004   1.000           1.088                    --
 DWS Balanced Subaccount (Class B) (7/03)....................... 2008   1.146           1.111                    --
                                                                 2007   1.126           1.146                    --
                                                                 2006   1.052           1.126                    --
                                                                 2005   1.039           1.052                    --
                                                                 2004   1.000           1.039                    --
 DWS Blue Chip Subaccount (Class B) (6/03)...................... 2008   1.316           1.229                    --
                                                                 2007   1.310           1.316                    --
                                                                 2006   1.167           1.310                    --
                                                                 2005   1.092           1.167                    --
                                                                 2004   1.000           1.092                    --
 DWS Conservative Allocation Subaccount (Class B) (8/04)........ 2009   0.872           0.877                    --
                                                                 2008   1.161           0.872                    --
                                                                 2007   1.138           1.161                    --
                                                                 2006   1.074           1.138                    --
                                                                 2005   1.056           1.074                    --
                                                                 2004   1.002           1.056                    --
 DWS Core Fixed Income Subaccount (Class B) (6/03).............. 2008   1.056           1.016                    --
                                                                 2007   1.045           1.056                    --
                                                                 2006   1.032           1.045                    --
                                                                 2005   1.040           1.032                    --
                                                                 2004   1.000           1.040                    --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Davis Venture Value Subaccount (Class B) (7/03).................. 2008   1.286           1.242                    --
                                                                       2007   1.268           1.286                    --
                                                                       2006   1.138           1.268                    --
                                                                       2005   1.069           1.138                    --
                                                                       2004   1.000           1.069                    --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)............ 2006   1.057           1.099                    --
                                                                       2005   1.089           1.057                    --
                                                                       2004   1.000           1.089                    --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)............ 2008   1.289           1.225                    --
                                                                       2007   1.352           1.289                    --
                                                                       2006   1.174           1.352                    --
                                                                       2005   1.121           1.174                    --
                                                                       2004   1.000           1.121                    --
 DWS Foreign Value Subaccount (Class B) (11/04)....................... 2006   1.122           1.336                    --
                                                                       2005   1.053           1.122                    --
                                                                       2004   1.000           1.053                    --
 DWS Growth Allocation Subaccount (Class B) (9/04).................... 2009   0.812           0.812                    --
                                                                       2008   1.274           0.812                    --
                                                                       2007   1.239           1.274                    --
                                                                       2006   1.128           1.239                    --
                                                                       2005   1.092           1.128                    --
                                                                       2004   1.016           1.092                    --
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.165           1.148                    --
                                                                       2007   1.189           1.165                    --
                                                                       2006   1.108           1.189                    --
                                                                       2005   1.100           1.108                    --
                                                                       2004   1.000           1.100                    --
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.367           1.510                 8,290
                                                                       2011   1.498           1.367                 8,286
                                                                       2010   1.253           1.498                 7,803
                                                                       2009   0.995           1.253                 9,175
                                                                       2008   1.540           0.995                 9,242
                                                                       2007   1.540           1.540                 8,654
                                                                       2006   1.268           1.540                 7,939
                                                                       2005   1.185           1.268                 8,404
                                                                       2004   1.000           1.185                    --
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.048           1.060                    --
                                                                       2005   1.039           1.048                    --
                                                                       2004   1.005           1.039                    --

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Index 500 Subaccount (Class B) (7/03)........................... 2005   1.068           1.080           --
                                                                      2004   1.000           1.068           --
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   1.784           1.715           --
                                                                      2007   1.576           1.784           --
                                                                      2006   1.293           1.576           --
                                                                      2005   1.164           1.293           --
                                                                      2004   1.000           1.164           --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.298           1.242           --
                                                                      2007   1.254           1.298           --
                                                                      2006   1.192           1.254           --
                                                                      2005   1.095           1.192           --
                                                                      2004   1.000           1.095           --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.133           1.111           --
                                                                      2005   1.086           1.133           --
                                                                      2004   1.000           1.086           --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.140           1.253           --
                                                                      2005   1.036           1.140           --
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.302           1.279           --
                                                                      2007   1.185           1.302           --
                                                                      2006   1.058           1.185           --
                                                                      2005   1.069           1.058           --
                                                                      2004   1.000           1.069           --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.096           1.121           --
                                                                      2005   1.131           1.096           --
                                                                      2004   1.000           1.131           --
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.345           1.262           --
                                                                      2007   1.279           1.345           --
                                                                      2006   1.188           1.279           --
                                                                      2005   1.063           1.188           --
                                                                      2004   1.000           1.063           --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.825           0.826           --
                                                                      2008   1.216           0.825           --
                                                                      2007   1.188           1.216           --
                                                                      2006   1.099           1.188           --
                                                                      2005   1.074           1.099           --
                                                                      2004   0.999           1.074           --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Money Market Subaccount (Class B) (7/03)................. 2008   1.023           1.024                    --
                                                               2007   1.003           1.023                    --
                                                               2006   0.988           1.003                    --
                                                               2005   0.990           0.988                    --
                                                               2004   1.000           0.990                    --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)......... 2006   0.962           0.975                    --
                                                               2005   1.034           0.962                    --
                                                               2004   1.000           1.034                    --
 DWS Small Cap Growth Subaccount (Class B) (7/03)............. 2008   1.179           1.026                    --
                                                               2007   1.144           1.179                11,724
                                                               2006   1.121           1.144                10,729
                                                               2005   1.077           1.121                 9,546
                                                               2004   1.000           1.077                    --
 DWS Strategic Income Subaccount (Class B) (6/03)............. 2008   1.183           1.181                    --
                                                               2007   1.156           1.183                22,361
                                                               2006   1.091           1.156                21,345
                                                               2005   1.099           1.091                19,874
                                                               2004   1.000           1.099                    --
 DWS Technology Subaccount (Class B) (7/03)................... 2010   0.920           0.948                    --
                                                               2009   0.590           0.920                    --
                                                               2008   1.131           0.590                    --
                                                               2007   1.020           1.131                    --
                                                               2006   1.042           1.020                    --
                                                               2005   1.036           1.042                    --
                                                               2004   1.000           1.036                    --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........ 2008   1.510           1.402                    --
                                                               2007   1.239           1.510                    --
                                                               2006   1.197           1.239                    --
                                                               2005   1.104           1.197                    --
                                                               2004   1.000           1.104                    --
 DWSII Global Thematic Subaccount (Class B) (8/03)............ 2012   1.169           1.346                13,944
                                                               2011   1.407           1.169                14,443
                                                               2010   1.275           1.407                12,554
                                                               2009   0.913           1.275                13,507
                                                               2008   1.799           0.913                14,385
                                                               2007   1.744           1.799                11,173
                                                               2006   1.381           1.744                10,627
                                                               2005   1.157           1.381                11,851
                                                               2004   1.000           1.157                    --

              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)           2012   1.234
                                                                            2011   1.182
                                                                            2010   1.142
                                                                            2009   1.088
                                                                            2008   1.068
                                                                            2007   1.039
                                                                            2006   1.028
                                                                            2005   1.032
                                                                            2004   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................... 2012   1.372
                                                                            2011   1.376
                                                                            2010   1.220
                                                                            2009   0.854
                                                                            2008   1.151
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................. 2012   1.072
                                                                            2011   1.119
                                                                            2010   1.011
                                                                            2009   0.846
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................... 2012   1.078
                                                                            2011   1.151
                                                                            2010   1.023
                                                                            2009   0.837
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................. 2012   1.121
                                                                            2011   1.152
                                                                            2010   1.052
                                                                            2009   0.895
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)..... 2012   1.848
                                                                            2011   2.325
                                                                            2010   1.925
                                                                            2009   1.168
                                                                            2008   2.686
                                                                            2007   2.146
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *.... 2012   1.198
                                                                            2011   1.378
                                                                            2010   1.269
                                                                            2009   0.990
                                                                            2008   1.710



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)           1.232                     --
                                                                            1.234                     --
                                                                            1.182                     --
                                                                            1.142                     --
                                                                            1.088                     --
                                                                            1.068                     --
                                                                            1.039                     --
                                                                            1.028                     --
                                                                            1.032                     --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................... 1.558                174,828
                                                                            1.372                180,409
                                                                            1.376                180,443
                                                                            1.220                     --
                                                                            0.854                     --
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................. 1.189                     --
                                                                            1.072                     --
                                                                            1.119                     --
                                                                            1.011                     --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................... 1.216                     --
                                                                            1.078                     --
                                                                            1.151                     --
                                                                            1.023                     --
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................. 1.227                     --
                                                                            1.121                     --
                                                                            1.152                     --
                                                                            1.052                     --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)..... 2.144                  5,866
                                                                            1.848                  6,014
                                                                            2.325                  5,094
                                                                            1.925                  5,999
                                                                            1.168                  7,308
                                                                            2.686                  5,160
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *.... 1.363                     --
                                                                            1.198                     --
                                                                            1.378                     --
                                                                            1.269                     --
                                                                            0.990                     --

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MLA Mid Cap Subaccount (Class B) (4/08)............................ 2012   0.970           0.995                 19,651
                                                                          2011   1.051           0.970                 19,608
                                                                          2010   0.878           1.051                 19,525
                                                                          2009   0.659           0.878                 19,730
                                                                          2008   1.051           0.659                  3,480
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2012   1.448           1.572                 33,476
                                                                          2011   1.436           1.448                 39,121
                                                                          2010   1.316           1.436                 40,525
                                                                          2009   1.017           1.316                 47,822
                                                                          2008   1.183           1.017                 16,731
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2012   0.993           1.088                     --
                                                                          2011   1.132           0.993                     --
                                                                          2010   0.967           1.132                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2012   0.828           0.952                 60,296
                                                                          2011   0.886           0.828                 78,815
                                                                          2010   0.777           0.886                 98,533
                                                                          2009   0.673           0.777                105,845
                                                                          2008   1.020           0.673                119,260
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2012   1.315           1.456                     --
                                                                          2011   1.372           1.315                     --
                                                                          2010   1.103           1.372                     --
                                                                          2009   0.778           1.103                     --
                                                                          2008   1.265           0.778                     --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2012   1.213           1.252                     --
                                                                          2011   1.345           1.213                     --
                                                                          2010   1.085           1.345                     --
                                                                          2009   0.757           1.085                     --
                                                                          2008   1.396           0.757                     --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2012   1.111           1.161                     --
                                                                          2011   1.073           1.111                     --
                                                                          2010   1.019           1.073                     --
                                                                          2009   0.958           1.019                     --
                                                                          2008   1.019           0.958                     --
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2012   1.058           1.156                     --
                                                                          2011   1.049           1.058                     --
                                                                          2010   0.985           1.049                     --
                                                                          2009   0.864           0.985                     --
                                                                          2008   1.109           0.864                     --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2012   0.943           1.047           --
                                                                   2011   0.949           0.943           --
                                                                   2010   0.894           0.949           --
                                                                   2009   0.826           0.894           --
                                                                   2008   1.221           0.826           --
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2012   1.432           1.395           --
                                                                   2011   1.469           1.432           --
                                                                   2010   1.508           1.469           --
                                                                   2009   1.544           1.508           --
                                                                   2008   1.549           1.544           --
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2012   0.986           1.082           --
                                                                   2011   1.057           0.986           --
                                                                   2010   0.971           1.057           --
                                                                   2009   0.757           0.971           --
                                                                   2008   1.237           0.757           --
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2012   0.952           1.071           --
                                                                   2011   1.044           0.952           --
                                                                   2010   0.937           1.044           --
                                                                   2009   0.792           0.937           --
                                                                   2008   1.228           0.792           --
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2012   0.954           1.072           --
                                                                   2011   0.963           0.954           --
                                                                   2010   0.863           0.963           --
                                                                   2009   0.704           0.863           --
                                                                   2008   1.090           0.704           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)........ 2012   1.002           1.087           --
                                                                   2011   1.007           1.002           --
                                                                   2010   0.941           1.007           --
                                                                   2009   0.817           0.941           --
                                                                   2008   1.079           0.817           --
                                                                   2007   1.064           1.079           --
                                                                   2006   1.003           1.064           --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08)............... 2012   1.108           1.256           --
                                                                   2011   1.128           1.108           --
                                                                   2010   1.040           1.128           --
                                                                   2009   0.885           1.040           --
                                                                   2008   1.278           0.885           --
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)........ 2012   1.232           1.454           --
                                                                   2011   1.381           1.232           --
                                                                   2010   1.286           1.381           --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   0.972           1.124                    --
                                                                        2011   1.011           0.972                    --
                                                                        2010   0.889           1.011                    --
                                                                        2009   0.638           0.889                    --
                                                                        2008   1.053           0.638                    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.175           1.327                 9,413
                                                                        2011   1.189           1.175                 9,587
                                                                        2010   0.906           1.189                25,362
                                                                        2009   0.671           0.906                28,419
                                                                        2008   1.028           0.671                29,108



                               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65%
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2012   1.695           1.710                  4,463
                                                                2011   1.494           1.695                  5,306
                                                                2010   1.443           1.494                  6,193
                                                                2009   1.290           1.443                  7,158
                                                                2008   1.958           1.290                  8,313
                                                                2007   1.667           1.958                  9,205
                                                                2006   1.364           1.667                  9,998
                                                                2005   1.199           1.364                  8,423
                                                                2004   1.000           1.199                  9,585
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)........... 2006   1.068           1.071                     --
                                                                2005   1.014           1.068                177,852
                                                                2004   1.000           1.014                197,176
 Alger Capital Appreciation Subaccount (Class S) (7/03)........ 2012   1.491           1.712                 14,522
                                                                2011   1.541           1.491                 15,270
                                                                2010   1.393           1.541                 16,775
                                                                2009   0.949           1.393                 17,713
                                                                2008   1.780           0.949                  2,480
                                                                2007   1.373           1.780                  2,486
                                                                2006   1.185           1.373                     --
                                                                2005   1.066           1.185                     --
                                                                2004   1.000           1.066                     --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)........... 2009   0.683           0.869                     --
                                                                         2008   1.317           0.683                 46,547
                                                                         2007   1.408           1.317                 43,075
                                                                         2006   1.277           1.408                 54,441
                                                                         2005   1.129           1.277                 77,056
                                                                         2004   1.000           1.129                 28,010
 Credit Suisse International Equity Flex III Subaccount (12/09)......... 2012   0.792           0.792                     --
                                                                         2011   0.958           0.792                     --
                                                                         2010   0.877           0.958                 35,794
                                                                         2009   0.875           0.877                 36,850
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................. 2007   1.867           1.949                     --
                                                                         2006   1.447           1.867                 48,157
                                                                         2005   1.161           1.447                143,883
                                                                         2004   1.000           1.161                115,538
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)................ 2008   1.223           1.196                     --
                                                                         2007   1.239           1.223                 88,927
                                                                         2006   1.181           1.239                102,927
                                                                         2005   1.114           1.181                137,034
                                                                         2004   1.000           1.114                 67,616
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service
 Shares) (9/03)......................................................... 2012   1.054           1.147                 14,192
                                                                         2011   1.075           1.054                 14,998
                                                                         2010   0.964           1.075                 17,095
                                                                         2009   0.742           0.964                 17,620
                                                                         2008   1.165           0.742                 28,629
                                                                         2007   1.113           1.165                 32,821
                                                                         2006   1.049           1.113                 32,885
                                                                         2005   1.042           1.049                 32,044
                                                                         2004   1.000           1.042                     --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.150           1.090                     --
                                                                         2007   1.126           1.150                     --
                                                                         2006   1.004           1.126                     --
                                                                         2005   1.000           1.004                  1,564
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   1.750           1.426                 37,016
                                                                         2006   1.311           1.750                 47,281
                                                                         2005   1.209           1.311                 88,239
                                                                         2004   1.000           1.209                 63,171

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------- ------ --------------- --------------- ----------------
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)........................ 2008   1.018           0.987                     --
                                                              2007   1.007           1.018                     --
                                                              2006   0.991           1.007                     --
                                                              2005   1.000           0.991                     --
 DWS Global Opportunities Subaccount (Class B) (7/03)........ 2010   1.205           1.288                     --
                                                              2009   0.838           1.205                  4,589
                                                              2008   1.727           0.838                  4,492
                                                              2007   1.628           1.727                  4,494
                                                              2006   1.371           1.628                  3,420
                                                              2005   1.193           1.371                  3,530
                                                              2004   1.000           1.193                  3,201
 DWS Growth & Income Subaccount (Class B) (6/03)............. 2008   1.205           1.128                     --
                                                              2007   1.226           1.205                 73,355
                                                              2006   1.111           1.226                 86,725
                                                              2005   1.079           1.111                208,382
                                                              2004   1.000           1.079                 12,452
 DWS Health Care VIP Subaccount (Class B) (6/03)............. 2011   1.145           1.282                     --
                                                              2010   1.091           1.145                 30,092
                                                              2009   0.920           1.091                 34,167
                                                              2008   1.235           0.920                 37,677
                                                              2007   1.124           1.235                 40,666
                                                              2006   1.091           1.124                 40,662
                                                              2005   1.037           1.091                 44,250
                                                              2004   1.000           1.037                 37,210
 DWS I Capital Growth Subaccount (Class B) (7/03)............ 2012   1.078           1.214                 73,431
                                                              2011   1.163           1.078                113,108
                                                              2010   1.026           1.163                100,007
                                                              2009   0.833           1.026                103,850
                                                              2008   1.281           0.833                114,859
                                                              2007   1.173           1.281                133,412
                                                              2006   1.113           1.173                196,646
                                                              2005   1.053           1.113                251,158
                                                              2004   1.000           1.053                126,915
 DWS International Subaccount (Class B) (7/03)............... 2008   1.739           1.659                     --
                                                              2007   1.563           1.739                107,722
                                                              2006   1.280           1.563                112,152
                                                              2005   1.135           1.280                200,894
                                                              2004   1.000           1.135                192,174

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.214           1.327                     --
                                                                   2005   1.101           1.214                 28,997
                                                                   2004   1.000           1.101                 21,188
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.134           1.100                     --
                                                                   2007   1.116           1.134                 28,763
                                                                   2006   1.043           1.116                 41,166
                                                                   2005   1.031           1.043                506,574
                                                                   2004   1.000           1.031                648,694
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.335           1.246                     --
                                                                   2007   1.329           1.335                135,237
                                                                   2006   1.185           1.329                149,955
                                                                   2005   1.109           1.185                156,702
                                                                   2004   1.000           1.109                 64,617
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.870           0.874                     --
                                                                   2008   1.159           0.870                     --
                                                                   2007   1.137           1.159                     --
                                                                   2006   1.073           1.137                194,482
                                                                   2005   1.055           1.073                472,263
                                                                   2004   1.002           1.055                     --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.007           0.968                     --
                                                                   2007   0.997           1.007                 95,404
                                                                   2006   0.985           0.997                114,324
                                                                   2005   0.993           0.985                331,589
                                                                   2004   1.000           0.993                569,162
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.281           1.237                     --
                                                                   2007   1.263           1.281                149,705
                                                                   2006   1.134           1.263                176,637
                                                                   2005   1.066           1.134                374,649
                                                                   2004   1.000           1.066                228,243
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.026           1.067                     --
                                                                   2005   1.058           1.026                 69,196
                                                                   2004   1.000           1.058                 23,048
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.277           1.214                     --
                                                                   2007   1.341           1.277                116,100
                                                                   2006   1.165           1.341                158,352
                                                                   2005   1.113           1.165                125,431
                                                                   2004   1.000           1.113                 97,929

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Foreign Value Subaccount (Class B) (11/04)....................... 2006   1.121           1.334                     --
                                                                       2005   1.052           1.121                107,493
                                                                       2004   1.000           1.052                     --
 DWS Growth Allocation Subaccount (Class B) (9/04).................... 2009   0.811           0.810                     --
                                                                       2008   1.272           0.811                     --
                                                                       2007   1.237           1.272                     --
                                                                       2006   1.128           1.237                     --
                                                                       2005   1.092           1.128                265,930
                                                                       2004   1.016           1.092                     --
 DWS High Income Subaccount (Class B) (6/03).......................... 2008   1.144           1.127                     --
                                                                       2007   1.169           1.144                 73,163
                                                                       2006   1.090           1.169                 90,246
                                                                       2005   1.082           1.090                193,348
                                                                       2004   1.000           1.082                149,931
 DWS II Dreman Small Mid Cap Value Subaccount (Class B) (7/03)........ 2012   1.339           1.478                 44,890
                                                                       2011   1.468           1.339                 59,392
                                                                       2010   1.229           1.468                 64,677
                                                                       2009   0.976           1.229                 69,990
                                                                       2008   1.511           0.976                 80,196
                                                                       2007   1.512           1.511                 86,062
                                                                       2006   1.246           1.512                 95,367
                                                                       2005   1.165           1.246                121,216
                                                                       2004   1.000           1.165                 49,334
 DWS Income Allocation Subaccount (Class B) (8/04).................... 2006   1.047           1.059                     --
                                                                       2005   1.039           1.047                     --
                                                                       2004   1.005           1.039                     --
 DWS Index 500 Subaccount (Class B) (7/03)............................ 2005   1.083           1.095                     --
                                                                       2004   1.000           1.083                 19,465
 DWS International Select Equity Subaccount (Class B) (7/03).......... 2008   1.757           1.689                     --
                                                                       2007   1.553           1.757                 34,480
                                                                       2006   1.275           1.553                 50,728
                                                                       2005   1.148           1.275                155,155
                                                                       2004   1.000           1.148                118,454
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................ 2008   1.300           1.244                     --
                                                                       2007   1.257           1.300                 54,489
                                                                       2006   1.196           1.257                 57,989
                                                                       2005   1.099           1.196                 56,240
                                                                       2004   1.000           1.099                  9,886

                            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.153           1.130                     --
                                                                      2005   1.105           1.153                  8,893
                                                                      2004   1.000           1.105                 24,422
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.139           1.251                     --
                                                                      2005   1.036           1.139                 44,899
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.311           1.288                     --
                                                                      2007   1.194           1.311                 66,024
                                                                      2006   1.067           1.194                 67,157
                                                                      2005   1.078           1.067                 67,216
                                                                      2004   1.000           1.078                  2,855
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.102           1.127                     --
                                                                      2005   1.138           1.102                 35,283
                                                                      2004   1.000           1.138                 64,106
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.317           1.235                     --
                                                                      2007   1.253           1.317                  2,931
                                                                      2006   1.164           1.253                  2,923
                                                                      2005   1.042           1.164                 45,378
                                                                      2004   1.000           1.042                 45,980
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.823           0.824                     --
                                                                      2008   1.214           0.823                186,487
                                                                      2007   1.186           1.214                205,631
                                                                      2006   1.098           1.186                226,931
                                                                      2005   1.073           1.098                249,729
                                                                      2004   0.999           1.073                273,922
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.015           1.016                     --
                                                                      2007   0.996           1.015                 93,449
                                                                      2006   0.981           0.996                 94,237
                                                                      2005   0.983           0.981                 95,008
                                                                      2004   1.000           0.983                102,225
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   0.942           0.954                     --
                                                                      2005   1.013           0.942                175,853
                                                                      2004   1.000           1.013                 84,018
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.162           1.011                     --
                                                                      2007   1.128           1.162                 61,668
                                                                      2006   1.106           1.128                 83,011
                                                                      2005   1.064           1.106                125,802
                                                                      2004   1.000           1.064                 24,255

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Strategic Income Subaccount (Class B) (6/03)............... 2008   1.134           1.132                     --
                                                                 2007   1.109           1.134                 99,086
                                                                 2006   1.047           1.109                118,825
                                                                 2005   1.055           1.047                328,345
                                                                 2004   1.000           1.055                243,785
 DWS Technology Subaccount (Class B) (7/03)..................... 2010   0.924           0.953                     --
                                                                 2009   0.593           0.924                 27,657
                                                                 2008   1.138           0.593                 31,098
                                                                 2007   1.026           1.138                 32,907
                                                                 2006   1.049           1.026                 33,216
                                                                 2005   1.043           1.049                 49,178
                                                                 2004   1.000           1.043                 49,196
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03).......... 2008   1.496           1.388                     --
                                                                 2007   1.228           1.496                 21,337
                                                                 2006   1.187           1.228                 26,080
                                                                 2005   1.096           1.187                 27,754
                                                                 2004   1.000           1.096                  8,551
 DWSII Global Thematic Subaccount (Class B) (8/03).............. 2012   1.130           1.300                 19,128
                                                                 2011   1.360           1.130                 14,878
                                                                 2010   1.233           1.360                 14,266
                                                                 2009   0.884           1.233                 14,380
                                                                 2008   1.741           0.884                 10,854
                                                                 2007   1.690           1.741                 14,233
                                                                 2006   1.338           1.690                 18,090
                                                                 2005   1.122           1.338                128,903
                                                                 2004   1.000           1.122                141,027
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)2012   1.190           1.187                  4,538
                                                                 2011   1.140           1.190                  4,448
                                                                 2010   1.102           1.140                  4,524
                                                                 2009   1.050           1.102                  4,371
                                                                 2008   1.032           1.050                  2,553
                                                                 2007   1.005           1.032                  2,897
                                                                 2006   0.994           1.005                 34,521
                                                                 2005   0.998           0.994                355,515
                                                                 2004   1.000           0.998                325,683
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *........ 2012   1.345           1.526                 50,370
                                                                 2011   1.350           1.345                 41,056
                                                                 2010   1.197           1.350                 45,516
                                                                 2009   0.838           1.197                 39,809
                                                                 2008   1.130           0.838                 57,271

SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)             UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)................. 2012   1.068           1.184                 73,955
                                                                           2011   1.115           1.068                 73,990
                                                                           2010   1.008           1.115                 74,028
                                                                           2009   0.844           1.008                186,445
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)................... 2012   1.075           1.211                     --
                                                                           2011   1.148           1.075                     --
                                                                           2010   1.021           1.148                     --
                                                                           2009   0.835           1.021                     --
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)................. 2012   1.117           1.222                     --
                                                                           2011   1.148           1.117                     --
                                                                           2010   1.049           1.148                     --
                                                                           2009   0.893           1.049                     --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07).... 2012   1.664           1.930                 15,202
                                                                           2011   2.095           1.664                 32,223
                                                                           2010   1.735           2.095                 34,378
                                                                           2009   1.053           1.735                 37,252
                                                                           2008   2.423           1.053                 49,585
                                                                           2007   1.937           2.423                 43,315
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)..... 2012   1.183           1.344                 35,543
                                                                           2011   1.361           1.183                 79,756
                                                                           2010   1.254           1.361                 86,153
                                                                           2009   0.979           1.254                 88,733
                                                                           2008   1.691           0.979                109,864
 MIST MLA Mid Cap Subaccount (Class B) (4/08)............................. 2012   0.967           0.991                 56,399
                                                                           2011   1.048           0.967                 68,175
                                                                           2010   0.876           1.048                 70,725
                                                                           2009   0.658           0.876                 76,288
                                                                           2008   1.049           0.658                 92,100
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................ 2012   1.385           1.503                120,552
                                                                           2011   1.375           1.385                116,521
                                                                           2010   1.260           1.375                129,095
                                                                           2009   0.974           1.260                129,539
                                                                           2008   1.134           0.974                 95,388
 MIST RCM Technology Subaccount (Class E) (5/10).......................... 2012   0.997           1.091                 14,471
                                                                           2011   1.137           0.997                 19,408
                                                                           2010   0.972           1.137                 23,351

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *........ 2012   1.284           1.422                 38,423
                                                                         2011   1.341           1.284                 41,567
                                                                         2010   1.078           1.341                 46,281
                                                                         2009   0.761           1.078                 49,243
                                                                         2008   1.238           0.761                  2,978
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)................. 2012   1.199           1.237                  5,560
                                                                         2011   1.330           1.199                 19,253
                                                                         2010   1.074           1.330                 20,397
                                                                         2009   0.749           1.074                 21,576
                                                                         2008   1.383           0.749                 21,767
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).................. 2012   1.057           1.104                 67,170
                                                                         2011   1.021           1.057                 72,715
                                                                         2010   0.970           1.021                 77,568
                                                                         2009   0.912           0.970                 82,674
                                                                         2008   0.971           0.912                 85,768
 MSF BlackRock Diversified Subaccount (Class B) (4/08).................. 2012   1.046           1.142                 11,095
                                                                         2011   1.037           1.046                 15,818
                                                                         2010   0.974           1.037                 19,599
                                                                         2009   0.855           0.974                 23,685
                                                                         2008   1.098           0.855                 27,025
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2012   0.933           1.035                 74,064
                                                                         2011   0.939           0.933                 78,538
                                                                         2010   0.885           0.939                 88,934
                                                                         2009   0.818           0.885                 93,019
                                                                         2008   1.210           0.818                 98,221
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................. 2012   1.348           1.313                 91,935
                                                                         2011   1.385           1.348                 95,460
                                                                         2010   1.422           1.385                 83,554
                                                                         2009   1.456           1.422                 82,199
                                                                         2008   1.461           1.456                 82,821
 MSF Davis Venture Value Subaccount (Class B) (4/08).................... 2012   0.980           1.075                 89,971
                                                                         2011   1.051           0.980                107,938
                                                                         2010   0.966           1.051                116,580
                                                                         2009   0.754           0.966                119,278
                                                                         2008   1.232           0.754                137,075

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2012   0.964           1.083                 72,690
                                                                        2011   1.057           0.964                 93,203
                                                                        2010   0.950           1.057                105,768
                                                                        2009   0.803           0.950                117,244
                                                                        2008   1.245           0.803                126,776
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2012   0.951           1.068                     --
                                                                        2011   0.960           0.951                     --
                                                                        2010   0.861           0.960                     --
                                                                        2009   0.702           0.861                     --
                                                                        2008   1.089           0.702                     --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2012   1.000           1.083                  3,170
                                                                        2011   1.005           1.000                  3,174
                                                                        2010   0.940           1.005                  3,178
                                                                        2009   0.816           0.940                  3,183
                                                                        2008   1.078           0.816                  3,188
                                                                        2007   1.064           1.078                  3,191
                                                                        2006   1.003           1.064                  4,240
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2012   1.114           1.262                 76,390
                                                                        2011   1.134           1.114                 81,742
                                                                        2010   1.047           1.134                 89,221
                                                                        2009   0.891           1.047                 95,446
                                                                        2008   1.287           0.891                 60,541
 MSF Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2012   1.547           1.825                  7,969
                                                                        2011   1.734           1.547                  8,213
                                                                        2010   1.616           1.734                  3,634
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2012   0.969           1.120                 24,603
                                                                        2011   1.009           0.969                 27,492
                                                                        2010   0.887           1.009                 30,979
                                                                        2009   0.637           0.887                 33,461
                                                                        2008   1.052           0.637                 57,945
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2012   1.021           1.152                 16,496
                                                                        2011   1.033           1.021                 37,339
                                                                        2010   0.788           1.033                 43,122
                                                                        2009   0.584           0.788                 47,620
                                                                        2008   0.894           0.584                 61,171

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(Reg. TM) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio was merged with and into Credit Suisse Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP - Class B was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP - Class B was merged into DWS Variable Series I-DWS Capital Growth VIP - Class B and is no longer available as a funding option.

Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2012, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 28, 2013

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2012


                                                                 ALLIANCEBERNSTEIN
                                              ALGER CAPITAL       GLOBAL THEMATIC                           AMERICAN FUNDS
                                              APPRECIATION            GROWTH         AMERICAN FUNDS BOND     GLOBAL GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------- -------------------
ASSETS:
   Investments at fair value............  $         3,300,968  $           878,354  $        10,642,899  $       143,143,642
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------- -------------------
       Total Assets.....................            3,300,968              878,354           10,642,899          143,143,642
                                          -------------------  -------------------  -------------------- -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    3                   --                    1                   14
                                          -------------------  -------------------  -------------------- -------------------
       Total Liabilities................                    3                   --                    1                   14
                                          -------------------  -------------------  -------------------- -------------------

NET ASSETS..............................  $         3,300,965  $           878,354  $        10,642,898  $       143,143,628
                                          ===================  ===================  ==================== ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,300,965  $           878,354  $        10,642,898  $       143,136,015
   Net assets from contracts in payout..                   --                   --                   --                7,613
                                          -------------------  -------------------  -------------------- -------------------
       Total Net Assets.................  $         3,300,965  $           878,354  $        10,642,898  $       143,143,628
                                          ===================  ===================  ==================== ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                             AMERICAN FUNDS
                                              GLOBAL SMALL        AMERICAN FUNDS       AMERICAN FUNDS     DELAWARE VIP SMALL
                                             CAPITALIZATION           GROWTH            GROWTH-INCOME          CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $        3,283,268   $      309,138,991   $      261,008,045   $       12,614,904
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................            3,283,268          309,138,991          261,008,045           12,614,904
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                   16                   16                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                    1                   16                   16                    1
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $        3,283,267   $      309,138,975   $      261,008,029   $       12,614,903
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        3,283,267   $      309,131,417   $      261,003,647   $       12,614,903
   Net assets from contracts in payout..                   --                7,558                4,382                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $        3,283,267   $      309,138,975   $      261,008,029   $       12,614,903
                                           ==================   ==================   ==================   ==================


                                             DREYFUS SOCIALLY       DWS I CAPITAL     DWS II DREMAN SMALL     DWS II GLOBAL
                                            RESPONSIBLE GROWTH         GROWTH            MID CAP VALUE          THEMATIC
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------   ------------------   -------------------  ------------------
ASSETS:
   Investments at fair value............   $           581,607   $       10,389,321   $        7,824,892   $        2,776,166
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --                   --                   --
                                           -------------------   ------------------   -------------------  ------------------
       Total Assets.....................               581,607           10,389,321            7,824,892            2,776,166
                                           -------------------   ------------------   -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     2                    3                    4                    3
                                           -------------------   ------------------   -------------------  ------------------
       Total Liabilities................                     2                    3                    4                    3
                                           -------------------   ------------------   -------------------  ------------------

NET ASSETS..............................   $           581,605   $       10,389,318   $        7,824,888   $        2,776,163
                                           ===================   ==================   ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $           581,605   $       10,389,318   $        7,824,888   $        2,776,163
   Net assets from contracts in payout..                    --                   --                   --                   --
                                           -------------------   ------------------   -------------------  ------------------
       Total Net Assets.................   $           581,605   $       10,389,318   $        7,824,888   $        2,776,163
                                           ===================   ==================   ===================  ==================


                                           DWS II GOVERNMENT &     FIDELITY VIP
                                            AGENCY SECURITIES       CONTRAFUND
                                               SUBACCOUNT           SUBACCOUNT
                                           -------------------  ------------------
ASSETS:
   Investments at fair value............   $        5,114,712   $      224,167,070
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --
                                           -------------------  ------------------
       Total Assets.....................            5,114,712          224,167,070
                                           -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    2                   17
                                           -------------------  ------------------
       Total Liabilities................                    2                   17
                                           -------------------  ------------------

NET ASSETS..............................   $        5,114,710   $      224,167,053
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        5,114,710   $      224,111,900
   Net assets from contracts in payout..                   --               55,153
                                           -------------------  ------------------
       Total Net Assets.................   $        5,114,710   $      224,167,053
                                           ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                              FIDELITY VIP
                                             DYNAMIC CAPITAL       FIDELITY VIP       FIDELITY VIP HIGH
                                              APPRECIATION         EQUITY-INCOME           INCOME        FIDELITY VIP MID CAP
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------  --------------------
ASSETS:
   Investments at fair value............   $        2,129,565   $      224,230,879   $       26,193,583   $      262,317,932
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------  --------------------
       Total Assets.....................            2,129,565          224,230,879           26,193,583          262,317,932
                                           ------------------   ------------------   ------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    3                   --                    2                   17
                                           ------------------   ------------------   ------------------  --------------------
       Total Liabilities................                    3                   --                    2                   17
                                           ------------------   ------------------   ------------------  --------------------

NET ASSETS..............................   $        2,129,562   $      224,230,879   $       26,193,581   $      262,317,915
                                           ==================   ==================   ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        2,129,562   $      223,828,942   $       26,142,584   $      262,194,287
   Net assets from contracts in payout..                   --              401,937               50,997              123,628
                                           ------------------   ------------------   ------------------  --------------------
       Total Net Assets.................   $        2,129,562   $      224,230,879   $       26,193,581   $      262,317,915
                                           ==================   ==================   ==================  ====================

                                                                  FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                             FTVIPT FRANKLIN     RISING DIVIDENDS       SMALL-MID CAP        FTVIPT MUTUAL
                                            INCOME SECURITIES       SECURITIES        GROWTH SECURITIES    SHARES SECURITIES
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $       38,617,127   $       20,237,498   $       32,196,696   $       26,504,729
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           38,617,127           20,237,498           32,196,696           26,504,729
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    6                    5                   10                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                    6                    5                   10                   --
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $       38,617,121   $       20,237,493   $       32,196,686   $       26,504,729
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       38,601,155   $       20,237,493   $       32,196,686   $       26,504,729
   Net assets from contracts in payout..               15,966                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $       38,617,121   $       20,237,493   $       32,196,686   $       26,504,729
                                           ==================   ==================   ==================   ==================

                                            FTVIPT TEMPLETON
                                           DEVELOPING MARKETS    FTVIPT TEMPLETON
                                               SECURITIES       FOREIGN SECURITIES
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $       26,436,054   $       95,361,224
   Due from MetLife Insurance
     Company of Connecticut.............                   10                   --
                                           ------------------   ------------------
       Total Assets.....................           26,436,064           95,361,224
                                           ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   13
                                           ------------------   ------------------
       Total Liabilities................                   --                   13
                                           ------------------   ------------------

NET ASSETS..............................   $       26,436,064   $       95,361,211
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       26,432,025   $       95,352,335
   Net assets from contracts in payout..                4,039                8,876
                                           ------------------   ------------------
       Total Net Assets.................   $       26,436,064   $       95,361,211
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                              INVESCO V.I.         INVESCO V.I.         INVESCO V.I.
                                          DIVERSIFIED DIVIDEND GOVERNMENT SECURITIES    S&P 500 INDEX   INVESCO V.I. UTILITIES
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------- --------------------- ------------------ ----------------------
ASSETS:
   Investments at fair value............   $        1,404,647   $       16,856,932   $        2,789,481   $        1,966,143
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------- --------------------- ------------------ ----------------------
       Total Assets.....................            1,404,647           16,856,932            2,789,481            1,966,143
                                          -------------------- --------------------- ------------------ ----------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    3                    2                    3
                                          -------------------- --------------------- ------------------ ----------------------
       Total Liabilities................                    1                    3                    2                    3
                                          -------------------- --------------------- ------------------ ----------------------

NET ASSETS..............................   $        1,404,646   $       16,856,929   $        2,789,479   $        1,966,140
                                          ==================== ===================== ================== ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        1,404,646   $       16,856,929   $        2,789,479   $        1,966,140
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------- --------------------- ------------------ ----------------------
       Total Net Assets.................   $        1,404,646   $       16,856,929   $        2,789,479   $        1,966,140
                                          ==================== ===================== ================== ======================

                                             INVESCO V.I.         INVESCO V.I.         INVESCO V.I.         INVESCO V.I.
                                              VAN KAMPEN           VAN KAMPEN           VAN KAMPEN           VAN KAMPEN
                                          AMERICAN FRANCHISE        COMSTOCK         EQUITY AND INCOME    GROWTH AND INCOME
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $       10,492,986   $        7,826,898   $       80,615,588   $       83,706,623
   Due from MetLife Insurance
     Company of Connecticut.............                  --                    5                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          10,492,986            7,826,903           80,615,588           83,706,623
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                  25                   --                    1                    4
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  25                   --                    1                    4
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $       10,492,961   $        7,826,903   $       80,615,587   $       83,706,619
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       10,492,961   $        7,826,903   $       80,615,587   $       83,706,619
   Net assets from contracts in payout..                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $       10,492,961   $        7,826,903   $       80,615,587   $       83,706,619
                                          ==================   ==================   ==================   ==================


                                              JANUS ASPEN
                                              ENTERPRISE      JANUS ASPEN OVERSEAS
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------  --------------------
ASSETS:
   Investments at fair value............  $       13,564,829   $       54,579,708
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --
                                          ------------------  --------------------
       Total Assets.....................          13,564,829           54,579,708
                                          ------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   5                    1
                                          ------------------  --------------------
       Total Liabilities................                   5                    1
                                          ------------------  --------------------

NET ASSETS..............................  $       13,564,824   $       54,579,707
                                          ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       13,564,824   $       54,508,839
   Net assets from contracts in payout..                  --               70,868
                                          ------------------  --------------------
       Total Net Assets.................  $       13,564,824   $       54,579,707
                                          ==================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                                LMPVET
                                                                      LMPVET               LMPVET        CLEARBRIDGE VARIABLE
                                               JANUS ASPEN     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE     EQUITY INCOME
                                                WORLDWIDE        AGGRESSIVE GROWTH      APPRECIATION            BUILDER
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------  -------------------- -------------------- --------------------
ASSETS:
   Investments at fair value............   $          920,839   $      366,326,742   $      312,282,699   $      123,812,562
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------  -------------------- -------------------- --------------------
       Total Assets.....................              920,839          366,326,742          312,282,699          123,812,562
                                           ------------------  -------------------- -------------------- --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   32                   18                  286                   15
                                           ------------------  -------------------- -------------------- --------------------
       Total Liabilities................                   32                   18                  286                   15
                                           ------------------  -------------------- -------------------- --------------------

NET ASSETS..............................   $          920,807   $      366,326,724   $      312,282,413   $      123,812,547
                                           ==================  ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $          920,807   $      366,130,447   $      312,243,480   $      123,769,827
   Net assets from contracts in payout..                   --              196,277               38,933               42,720
                                           ------------------  -------------------- -------------------- --------------------
       Total Net Assets.................   $          920,807   $      366,326,724   $      312,282,413   $      123,812,547
                                           ==================  ==================== ==================== ====================

                                                  LMPVET
                                           CLEARBRIDGE VARIABLE        LMPVET               LMPVET               LMPVET
                                                FUNDAMENTAL     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                               ALL CAP VALUE      LARGE CAP GROWTH      LARGE CAP VALUE       MID CAP CORE
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------- -------------------- -------------------- --------------------
ASSETS:
   Investments at fair value............    $       321,709,898 $        98,033,868  $       131,281,750   $       38,808,181
   Due from MetLife Insurance
     Company of Connecticut.............                     --                  --                   --                   --
                                           -------------------- -------------------- -------------------- --------------------
       Total Assets.....................            321,709,898          98,033,868          131,281,750           38,808,181
                                           -------------------- -------------------- -------------------- --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     16                  14                   14                    7
                                           -------------------- -------------------- -------------------- --------------------
       Total Liabilities................                     16                  14                   14                    7
                                           -------------------- -------------------- -------------------- --------------------

NET ASSETS..............................    $       321,709,882 $        98,033,854  $       131,281,736   $       38,808,174
                                           ==================== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...    $       321,602,866 $        98,020,846  $       131,231,381   $       38,794,979
   Net assets from contracts in payout..                107,016              13,008               50,355               13,195
                                           -------------------- -------------------- -------------------- --------------------
       Total Net Assets.................    $       321,709,882 $        98,033,854  $       131,281,736   $       38,808,174
                                           ==================== ==================== ==================== ====================


                                                  LMPVET          LMPVET INVESTMENT
                                           CLEARBRIDGE VARIABLE   COUNSEL VARIABLE
                                             SMALL CAP GROWTH     SOCIAL AWARENESS
                                                SUBACCOUNT           SUBACCOUNT
                                           --------------------  ------------------
ASSETS:
   Investments at fair value............    $       56,626,818   $       41,969,592
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                           --------------------  ------------------
       Total Assets.....................            56,626,818           41,969,592
                                           --------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    14                    3
                                           --------------------  ------------------
       Total Liabilities................                    14                    3
                                           --------------------  ------------------

NET ASSETS..............................    $       56,626,804   $       41,969,589
                                           ====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...    $       56,615,112   $       41,969,589
   Net assets from contracts in payout..                11,692                   --
                                           --------------------  ------------------
       Total Net Assets.................    $       56,626,804   $       41,969,589
                                           ====================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                 LMPVET               LMPVET               LMPVET           LMPVIT WESTERN
                                           VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE  ASSET VARIABLE GLOBAL
                                             ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%       HIGH YIELD BOND
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------  ---------------------
ASSETS:
   Investments at fair value............   $       70,946,365   $       40,633,479   $       25,137,448   $       10,968,400
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------  ---------------------
       Total Assets.....................           70,946,365           40,633,479           25,137,448           10,968,400
                                           ------------------   ------------------   ------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    1                    1                    5
                                           ------------------   ------------------   ------------------  ---------------------
       Total Liabilities................                    1                    1                    1                    5
                                           ------------------   ------------------   ------------------  ---------------------

NET ASSETS..............................   $       70,946,364   $       40,633,478   $       25,137,447   $       10,968,395
                                           ==================   ==================   ==================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       70,898,628   $       40,633,478   $       25,137,447   $       10,968,395
   Net assets from contracts in payout..               47,736                   --                   --                   --
                                           ------------------   ------------------   ------------------  ---------------------
       Total Net Assets.................   $       70,946,364   $       40,633,478   $       25,137,447   $       10,968,395
                                           ==================   ==================   ==================  =====================

                                             LMPVIT WESTERN        MIST AMERICAN        MIST AMERICAN        MIST AMERICAN
                                           ASSET VARIABLE HIGH    FUNDS BALANCED        FUNDS GROWTH        FUNDS MODERATE
                                                 INCOME             ALLOCATION           ALLOCATION           ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $      106,932,290   $        2,431,852   $        2,020,924   $        2,034,082
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Assets.....................          106,932,290            2,431,852            2,020,924            2,034,082
                                           -------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    8                   --                    1                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Liabilities................                    8                   --                    1                   --
                                           -------------------  ------------------   ------------------   ------------------

NET ASSETS..............................   $      106,932,282   $        2,431,852   $        2,020,923   $        2,034,082
                                           ===================  ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      106,884,828   $        2,431,852   $        2,020,923   $        2,034,082
   Net assets from contracts in payout..               47,454                   --                   --                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Net Assets.................   $      106,932,282   $        2,431,852   $        2,020,923   $        2,034,082
                                           ===================  ==================   ==================   ==================


                                             MIST BLACKROCK       MIST BLACKROCK
                                               HIGH YIELD         LARGE CAP CORE
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $      132,794,564   $       42,749,514
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --
                                           ------------------   ------------------
       Total Assets.....................          132,794,564           42,749,514
                                           ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   14                    9
                                           ------------------   ------------------
       Total Liabilities................                   14                    9
                                           ------------------   ------------------

NET ASSETS..............................   $      132,794,550   $       42,749,505
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      132,744,261   $       42,749,505
   Net assets from contracts in payout..               50,289                   --
                                           ------------------   ------------------
       Total Net Assets.................   $      132,794,550   $       42,749,505
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                         MIST HARRIS
                                           MIST CLARION GLOBAL   MIST DREMAN SMALL         OAKMARK            MIST INVESCO
                                               REAL ESTATE           CAP VALUE          INTERNATIONAL       SMALL CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           -------------------  ------------------   -------------------  -------------------
ASSETS:
   Investments at fair value.............  $       76,052,579   $       11,901,838   $        70,442,963  $        11,541,396
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                    --                   --
                                           -------------------  ------------------   -------------------  -------------------
       Total Assets......................          76,052,579           11,901,838            70,442,963           11,541,396
                                           -------------------  ------------------   -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                  15                    9                    13                   10
                                           -------------------  ------------------   -------------------  -------------------
       Total Liabilities.................                  15                    9                    13                   10
                                           -------------------  ------------------   -------------------  -------------------

NET ASSETS...............................  $       76,052,564   $       11,901,829   $        70,442,950  $        11,541,386
                                           ===================  ==================   ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       76,046,260   $       11,898,539   $        70,441,500  $        11,541,386
   Net assets from contracts in payout...               6,304                3,290                 1,450                   --
                                           -------------------  ------------------   -------------------  -------------------
       Total Net Assets..................  $       76,052,564   $       11,901,829   $        70,442,950  $        11,541,386
                                           ===================  ==================   ===================  ===================

                                                                   MIST LEGG MASON
                                                                     CLEARBRIDGE      MIST LOOMIS SAYLES    MIST LORD ABBETT
                                            MIST JANUS FORTY      AGGRESSIVE GROWTH     GLOBAL MARKETS       BOND DEBENTURE
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       503,756,156  $         3,075,259   $      155,638,701   $       52,064,870
   Due from MetLife Insurance
     Company of Connecticut..............                   --                   --                   --                   --
                                           -------------------  -------------------   ------------------   ------------------
       Total Assets......................          503,756,156            3,075,259          155,638,701           52,064,870
                                           -------------------  -------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                   13                    1                    2                    7
                                           -------------------  -------------------   ------------------   ------------------
       Total Liabilities.................                   13                    1                    2                    7
                                           -------------------  -------------------   ------------------   ------------------

NET ASSETS...............................  $       503,756,143  $         3,075,258   $      155,638,699   $       52,064,863
                                           ===================  ===================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       503,204,126  $         3,075,258   $      155,349,052   $       52,059,338
   Net assets from contracts in payout...              552,017                   --              289,647                5,525
                                           -------------------  -------------------   ------------------   ------------------
       Total Net Assets..................  $       503,756,143  $         3,075,258   $      155,638,699   $       52,064,863
                                           ===================  ===================   ==================   ==================


                                            MIST LORD ABBETT      MIST MET/EATON
                                              MID CAP VALUE     VANCE FLOATING RATE
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------
ASSETS:
   Investments at fair value.............  $       57,094,379   $        2,477,278
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --
                                           ------------------   -------------------
       Total Assets......................          57,094,379            2,477,278
                                           ------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                  15                    1
                                           ------------------   -------------------
       Total Liabilities.................                  15                    1
                                           ------------------   -------------------

NET ASSETS...............................  $       57,094,364   $        2,477,277
                                           ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       57,091,450   $        2,477,277
   Net assets from contracts in payout...               2,914                   --
                                           ------------------   -------------------
       Total Net Assets..................  $       57,094,364   $        2,477,277
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                            MIST MET/FRANKLIN   MIST MET/TEMPLETON      MIST METLIFE         MIST METLIFE
                                              MUTUAL SHARES           GROWTH         AGGRESSIVE STRATEGY   BALANCED STRATEGY
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   -------------------  ------------------
ASSETS:
   Investments at fair value............   $          779,766   $       41,673,089   $       54,584,812   $       21,873,635
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   -------------------  ------------------
       Total Assets.....................              779,766           41,673,089           54,584,812           21,873,635
                                           ------------------   ------------------   -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    6                    4                    3
                                           ------------------   ------------------   -------------------  ------------------
       Total Liabilities................                    1                    6                    4                    3
                                           ------------------   ------------------   -------------------  ------------------

NET ASSETS..............................   $          779,765   $       41,673,083   $       54,584,808   $       21,873,632
                                           ==================   ==================   ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $          779,765   $       41,673,083   $       54,584,808   $       21,873,632
   Net assets from contracts in payout..                   --                   --                   --                   --
                                           ------------------   ------------------   -------------------  ------------------
       Total Net Assets.................   $          779,765   $       41,673,083   $       54,584,808   $       21,873,632
                                           ==================   ==================   ===================  ==================


                                              MIST METLIFE         MIST METLIFE       MIST MFS EMERGING    MIST MFS RESEARCH
                                             GROWTH STRATEGY     MODERATE STRATEGY     MARKETS EQUITY        INTERNATIONAL
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $       19,264,878   $       14,233,566   $       72,730,921   $       94,306,224
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           19,264,878           14,233,566           72,730,921           94,306,224
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    3                    2                   20                   13
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                    3                    2                   20                   13
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $       19,264,875   $       14,233,564   $       72,730,901   $       94,306,211
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       19,264,875   $       14,233,564   $       72,729,739   $       94,257,440
   Net assets from contracts in payout..                   --                   --                1,162               48,771
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $       19,264,875   $       14,233,564   $       72,730,901   $       94,306,211
                                           ==================   ==================   ==================   ==================

                                                                    MIST MORGAN
                                                MIST MLA          STANLEY MID CAP
                                                 MID CAP              GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $       71,798,344   $       12,071,257
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --
                                           ------------------   ------------------
       Total Assets.....................           71,798,344           12,071,257
                                           ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   13                    6
                                           ------------------   ------------------
       Total Liabilities................                   13                    6
                                           ------------------   ------------------

NET ASSETS..............................   $       71,798,331   $       12,071,251
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       71,791,334   $       12,071,251
   Net assets from contracts in payout..                6,997                   --
                                           ------------------   ------------------
       Total Net Assets.................   $       71,798,331   $       12,071,251
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                               MIST PIMCO
                                           INFLATION PROTECTED   MIST PIMCO TOTAL                            MIST PIONEER
                                                  BOND                RETURN          MIST PIONEER FUND    STRATEGIC INCOME
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------- -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       117,364,061  $       377,907,368  $        56,439,697  $       213,840,812
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------- -------------------  -------------------  -------------------
       Total Assets.....................          117,364,061          377,907,368           56,439,697          213,840,812
                                          -------------------- -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   14                   15                   14                   18
                                          -------------------- -------------------  -------------------  -------------------
       Total Liabilities................                   14                   15                   14                   18
                                          -------------------- -------------------  -------------------  -------------------

NET ASSETS..............................  $       117,364,047  $       377,907,353  $        56,439,683  $       213,840,794
                                          ==================== ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       117,349,787  $       377,895,782  $        56,418,133  $       213,746,438
   Net assets from contracts in payout..               14,260               11,571               21,550               94,356
                                          -------------------- -------------------  -------------------  -------------------
       Total Net Assets.................  $       117,364,047  $       377,907,353  $        56,439,683  $       213,840,794
                                          ==================== ===================  ===================  ===================


                                               MIST RCM         MIST SSGA GROWTH     MIST SSGA GROWTH    MIST T. ROWE PRICE
                                              TECHNOLOGY         AND INCOME ETF             ETF            LARGE CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $        7,495,551   $      123,361,227   $      148,804,069   $      116,086,772
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           7,495,551          123,361,227          148,804,069          116,086,772
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   6                   --                   --                   19
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   6                   --                   --                   19
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $        7,495,545   $      123,361,227   $      148,804,069   $      116,086,753
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        7,495,545   $      123,361,227   $      148,804,069   $      116,081,830
   Net assets from contracts in payout..                  --                   --                   --                4,923
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $        7,495,545   $      123,361,227   $      148,804,069   $      116,086,753
                                          ==================   ==================   ==================   ==================


                                          MIST T. ROWE PRICE    MIST THIRD AVENUE
                                            MID CAP GROWTH       SMALL CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $        2,812,264   $      124,998,374
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................           2,812,264          124,998,374
                                          ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   3                   15
                                          ------------------   ------------------
       Total Liabilities................                   3                   15
                                          ------------------   ------------------

NET ASSETS..............................  $        2,812,261   $      124,998,359
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        2,812,261   $      124,874,448
   Net assets from contracts in payout..                  --              123,911
                                          ------------------   ------------------
       Total Net Assets.................  $        2,812,261   $      124,998,359
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                            MSF BARCLAYS
                                            MIST TURNER MID      MIST VAN KAMPEN      MORGAN STANLEY      CAPITAL AGGREGATE
                                              CAP GROWTH            COMSTOCK         MULTI CAP GROWTH        BOND INDEX
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $        2,189,160   $      150,180,862   $        1,052,965   $       95,180,912
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           2,189,160          150,180,862            1,052,965           95,180,912
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   2                   11                    1                    1
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   2                   11                    1                    1
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $        2,189,158   $      150,180,851   $        1,052,964   $       95,180,911
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        2,189,158   $      150,147,381   $        1,052,964   $       94,983,932
   Net assets from contracts in payout..                  --               33,470                   --              196,979
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $        2,189,158   $      150,180,851   $        1,052,964   $       95,180,911
                                          ==================   ==================   ==================   ==================


                                             MSF BLACKROCK     MSF BLACKROCK BOND     MSF BLACKROCK        MSF BLACKROCK
                                           AGGRESSIVE GROWTH         INCOME            DIVERSIFIED        LARGE CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------  ------------------   ------------------
ASSETS:
   Investments at fair value............  $       83,365,946   $      227,477,858  $      241,918,765   $       14,563,751
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --                  --                   --
                                          ------------------   ------------------  ------------------   ------------------
       Total Assets.....................          83,365,946          227,477,858         241,918,765           14,563,751
                                          ------------------   ------------------  ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                  11                   23                   7                    4
                                          ------------------   ------------------  ------------------   ------------------
       Total Liabilities................                  11                   23                   7                    4
                                          ------------------   ------------------  ------------------   ------------------

NET ASSETS..............................  $       83,365,935   $      227,477,835  $      241,918,758   $       14,563,747
                                          ==================   ==================  ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       83,357,814   $      227,312,360  $      241,302,101   $       14,563,747
   Net assets from contracts in payout..               8,121              165,475             616,657                   --
                                          ------------------   ------------------  ------------------   ------------------
       Total Net Assets.................  $       83,365,935   $      227,477,835  $      241,918,758   $       14,563,747
                                          ==================   ==================  ==================   ==================

                                             MSF BLACKROCK
                                           LEGACY LARGE CAP       MSF BLACKROCK
                                                GROWTH            MONEY MARKET
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $      197,078,266   $      338,263,992
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................         197,078,266          338,263,992
                                          ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                  18                   31
                                          ------------------   ------------------
       Total Liabilities................                  18                   31
                                          ------------------   ------------------

NET ASSETS..............................  $      197,078,248   $      338,263,961
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      196,881,968   $      338,137,839
   Net assets from contracts in payout..             196,280              126,122
                                          ------------------   ------------------
       Total Net Assets.................  $      197,078,248   $      338,263,961
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012




                                            MSF DAVIS VENTURE      MSF FI VALUE                            MSF LOOMIS SAYLES
                                                  VALUE               LEADERS        MSF JENNISON GROWTH    SMALL CAP CORE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   -------------------  ------------------
ASSETS:
   Investments at fair value............   $      103,067,147   $       71,649,906   $      317,110,824   $        1,156,435
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   -------------------  ------------------
       Total Assets.....................          103,067,147           71,649,906          317,110,824            1,156,435
                                           ------------------   ------------------   -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   16                   21                   11                    1
                                           ------------------   ------------------   -------------------  ------------------
       Total Liabilities................                   16                   21                   11                    1
                                           ------------------   ------------------   -------------------  ------------------

NET ASSETS..............................   $      103,067,131   $       71,649,885   $      317,110,813   $        1,156,434
                                           ==================   ==================   ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      103,050,770   $       71,648,405   $      316,886,868   $        1,156,434
   Net assets from contracts in payout..               16,361                1,480              223,945                   --
                                           ------------------   ------------------   -------------------  ------------------
       Total Net Assets.................   $      103,067,131   $       71,649,885   $      317,110,813   $        1,156,434
                                           ==================   ==================   ===================  ==================

                                                                        MSF
                                                                  MET/DIMENSIONAL        MSF METLIFE          MSF METLIFE
                                             MSF MET/ARTISAN    INTERNATIONAL SMALL     CONSERVATIVE        CONSERVATIVE TO
                                              MID CAP VALUE           COMPANY            ALLOCATION       MODERATE ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------  ------------------   -------------------
ASSETS:
   Investments at fair value............   $        1,786,795   $          828,695   $       43,181,339   $       86,810,595
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   -------------------  ------------------   -------------------
       Total Assets.....................            1,786,795              828,695           43,181,339           86,810,595
                                           ------------------   -------------------  ------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    1                    6                    6
                                           ------------------   -------------------  ------------------   -------------------
       Total Liabilities................                    1                    1                    6                    6
                                           ------------------   -------------------  ------------------   -------------------

NET ASSETS..............................   $        1,786,794   $          828,694   $       43,181,333   $       86,810,589
                                           ==================   ===================  ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        1,786,794   $          828,694   $       43,181,333   $       86,806,262
   Net assets from contracts in payout..                   --                   --                   --                4,327
                                           ------------------   -------------------  ------------------   -------------------
       Total Net Assets.................   $        1,786,794   $          828,694   $       43,181,333   $       86,810,589
                                           ==================   ===================  ==================   ===================



                                             MSF METLIFE MID        MSF METLIFE
                                             CAP STOCK INDEX    MODERATE ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------
ASSETS:
   Investments at fair value............   $         8,935,310  $       406,247,247
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                           -------------------  -------------------
       Total Assets.....................             8,935,310          406,247,247
                                           -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                    7
                                           -------------------  -------------------
       Total Liabilities................                    --                    7
                                           -------------------  -------------------

NET ASSETS..............................   $         8,935,310  $       406,247,240
                                           ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         8,935,310  $       406,247,240
   Net assets from contracts in payout..                    --                   --
                                           -------------------  -------------------
       Total Net Assets.................   $         8,935,310  $       406,247,240
                                           ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                               MSF METLIFE
                                               MODERATE TO       MSF METLIFE STOCK      MSF MFS TOTAL
                                          AGGRESSIVE ALLOCATION        INDEX               RETURN            MSF MFS VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          --------------------- ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $      341,958,469   $      955,635,347   $      465,580,441   $       64,099,085
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          --------------------- ------------------   ------------------   ------------------
       Total Assets.....................          341,958,469          955,635,347          465,580,441           64,099,085
                                          --------------------- ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    5                   12                   26                   13
                                          --------------------- ------------------   ------------------   ------------------
       Total Liabilities................                    5                   12                   26                   13
                                          --------------------- ------------------   ------------------   ------------------

NET ASSETS..............................   $      341,958,464   $      955,635,335   $      465,580,415   $       64,099,072
                                          ===================== ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      341,912,841   $      952,186,563   $      465,199,190   $       64,085,837
   Net assets from contracts in payout..               45,623            3,448,772              381,225               13,235
                                          --------------------- ------------------   ------------------   ------------------
       Total Net Assets.................   $      341,958,464   $      955,635,335   $      465,580,415   $       64,099,072
                                          ===================== ==================   ==================   ==================


                                               MSF MSCI            MSF NEUBERGER       MSF OPPENHEIMER     MSF RUSSELL 2000
                                              EAFE INDEX          BERMAN GENESIS        GLOBAL EQUITY            INDEX
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------   ------------------
ASSETS:
   Investments at fair value............  $        59,212,775  $           118,604  $       316,647,062   $       96,816,464
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------   ------------------
       Total Assets.....................           59,212,775              118,604          316,647,062           96,816,464
                                          -------------------  -------------------  -------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   --                   24                    1
                                          -------------------  -------------------  -------------------   ------------------
       Total Liabilities................                   --                   --                   24                    1
                                          -------------------  -------------------  -------------------   ------------------

NET ASSETS..............................  $        59,212,775  $           118,604  $       316,647,038   $       96,816,463
                                          ===================  ===================  ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        59,139,365  $           118,604  $       316,549,349   $       96,746,145
   Net assets from contracts in payout..               73,410                   --               97,689               70,318
                                          -------------------  -------------------  -------------------   ------------------
       Total Net Assets.................  $        59,212,775  $           118,604  $       316,647,038   $       96,816,463
                                          ===================  ===================  ===================   ==================


                                           MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                           LARGE CAP GROWTH     SMALL CAP GROWTH
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $       38,929,304   $       98,474,583
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................          38,929,304           98,474,583
                                          ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                  10                    9
                                          ------------------   ------------------
       Total Liabilities................                  10                    9
                                          ------------------   ------------------

NET ASSETS..............................  $       38,929,294   $       98,474,574
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       38,924,189   $       98,464,473
   Net assets from contracts in payout..               5,105               10,101
                                          ------------------   ------------------
       Total Net Assets.................  $       38,929,294   $       98,474,574
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                            MSF WESTERN ASSET    MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC    MANAGEMENT U.S.        PIONEER VCT       PIONEER VCT EQUITY
                                           BOND OPPORTUNITIES       GOVERNMENT        EMERGING MARKETS           INCOME
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $       55,654,813   $      134,993,667   $       14,604,403   $        17,874,035
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                   --                    --
                                          --------------------  ------------------   ------------------   -------------------
       Total Assets......................          55,654,813          134,993,667           14,604,403            17,874,035
                                          --------------------  ------------------   ------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                   8                    7                    5                     4
                                          --------------------  ------------------   ------------------   -------------------
       Total Liabilities.................                   8                    7                    5                     4
                                          --------------------  ------------------   ------------------   -------------------

NET ASSETS...............................  $       55,654,805   $      134,993,660   $       14,604,398   $        17,874,031
                                          ====================  ==================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       55,642,507   $      134,921,399   $       14,604,398   $        17,874,031
   Net assets from contracts in payout...              12,298               72,261                   --                    --
                                          --------------------  ------------------   ------------------   -------------------
       Total Net Assets..................  $       55,654,805   $      134,993,660   $       14,604,398   $        17,874,031
                                          ====================  ==================   ==================   ===================

                                                                   PIONEER VCT           PIONEER VCT
                                              PIONEER VCT           IBBOTSON          IBBOTSON MODERATE       PIONEER VCT
                                           FUNDAMENTAL VALUE    GROWTH ALLOCATION        ALLOCATION          MID CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          ------------------   -------------------  -------------------   ------------------
ASSETS:
   Investments at fair value............. $       10,469,384   $       226,048,733  $       114,841,520   $       28,565,658
   Due from MetLife Insurance
     Company of Connecticut..............                 --                    --                   --                   --
                                          ------------------   -------------------  -------------------   ------------------
       Total Assets......................         10,469,384           226,048,733          114,841,520           28,565,658
                                          ------------------   -------------------  -------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                  4                     6                    6                    5
                                          ------------------   -------------------  -------------------   ------------------
       Total Liabilities.................                  4                     6                    6                    5
                                          ------------------   -------------------  -------------------   ------------------

NET ASSETS............................... $       10,469,380   $       226,048,727  $       114,841,514   $       28,565,653
                                          ==================   ===================  ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.... $       10,469,380   $       226,048,727  $       114,841,514   $       28,565,653
   Net assets from contracts in payout...                 --                    --                   --                   --
                                          ------------------   -------------------  -------------------   ------------------
       Total Net Assets.................. $       10,469,380   $       226,048,727  $       114,841,514   $       28,565,653
                                          ==================   ===================  ===================   ==================


                                           PIONEER VCT REAL
                                             ESTATE SHARES         UIF GROWTH
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............. $       12,543,890   $        7,099,630
   Due from MetLife Insurance
     Company of Connecticut..............                 --                   --
                                          ------------------   ------------------
       Total Assets......................         12,543,890            7,099,630
                                          ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                  5                    2
                                          ------------------   ------------------
       Total Liabilities.................                  5                    2
                                          ------------------   ------------------

NET ASSETS............................... $       12,543,885   $        7,099,628
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.... $       12,543,885   $        7,099,628
   Net assets from contracts in payout...                 --                   --
                                          ------------------   ------------------
       Total Net Assets.................. $       12,543,885   $        7,099,628
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2012


                                                                    WELLS FARGO VT
                                           UIF U.S. REAL ESTATE     SMALL CAP VALUE
                                                SUBACCOUNT            SUBACCOUNT
                                           --------------------  -------------------
ASSETS:
   Investments at fair value.............   $       13,803,143   $         3,080,263
   Due from MetLife Insurance
     Company of Connecticut..............                   --                    --
                                           --------------------  -------------------
       Total Assets......................           13,803,143             3,080,263
                                           --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                   --                    --
                                           --------------------  -------------------
       Total Liabilities.................                   --                    --
                                           --------------------  -------------------

NET ASSETS...............................   $       13,803,143   $         3,080,263
                                           ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....   $       13,803,143   $         3,080,263
   Net assets from contracts in payout...                   --                    --
                                           --------------------  -------------------
       Total Net Assets..................   $       13,803,143   $         3,080,263
                                           ====================  ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                 ALLIANCEBERNSTEIN
                                              ALGER CAPITAL       GLOBAL THEMATIC                           AMERICAN FUNDS
                                              APPRECIATION            GROWTH         AMERICAN FUNDS BOND     GLOBAL GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $           17,514   $               --   $          265,835   $        1,242,927
                                           ------------------   ------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              66,787               14,436              158,060            2,292,039
      Administrative charges.............               5,769                1,363               16,285              201,776
                                           ------------------   ------------------   -------------------  ------------------
        Total expenses...................              72,556               15,799              174,345            2,493,815
                                           ------------------   ------------------   -------------------  ------------------
          Net investment income (loss)...            (55,042)             (15,799)               91,490          (1,250,888)
                                           ------------------   ------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........               1,170                   --                   --                   --
      Realized gains (losses) on sale of
        investments......................             336,860                1,725              209,113            4,907,179
                                           ------------------   ------------------   -------------------  ------------------
          Net realized gains (losses)....             338,030                1,725              209,113            4,907,179
                                           ------------------   ------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................             283,401              111,735               94,433           23,997,679
                                           ------------------   ------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             621,431              113,460              303,546           28,904,858
                                           ------------------   ------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          566,389   $           97,661   $          395,036   $       27,653,970
                                           ==================   ==================   ===================  ==================

                                             AMERICAN FUNDS
                                              GLOBAL SMALL        AMERICAN FUNDS       AMERICAN FUNDS     DELAWARE VIP SMALL
                                             CAPITALIZATION           GROWTH            GROWTH-INCOME          CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $           48,247   $        2,464,513   $        4,212,649   $           76,655
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              53,175            5,261,412            4,568,810               87,725
      Administrative charges.............               5,429              454,993              397,169                  137
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................              58,604            5,716,405            4,965,979               87,862
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...            (10,357)          (3,251,892)            (753,330)             (11,207)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --                   --              904,919
      Realized gains (losses) on sale of
        investments......................             116,153            6,546,581            3,451,949              387,941
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....             116,153            6,546,581            3,451,949            1,292,860
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................             452,356           44,862,840           36,965,015              300,163
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             568,509           51,409,421           40,416,964            1,593,023
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          558,152   $       48,157,529   $       39,663,634   $        1,581,816
                                           ==================   ==================   ==================   ==================


                                            DREYFUS SOCIALLY        DWS I CAPITAL
                                           RESPONSIBLE GROWTH          GROWTH
                                               SUBACCOUNT            SUBACCOUNT
                                           -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $             3,955   $           60,496
                                           -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               11,477              202,898
      Administrative charges.............                  934               16,702
                                           -------------------   ------------------
        Total expenses...................               12,411              219,600
                                           -------------------   ------------------
          Net investment income (loss)...              (8,456)            (159,104)
                                           -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --                   --
      Realized gains (losses) on sale of
        investments......................               22,452              322,430
                                           -------------------   ------------------
          Net realized gains (losses)....               22,452              322,430
                                           -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................               43,365            1,237,985
                                           -------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................               65,817            1,560,415
                                           -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $            57,361   $        1,401,311
                                           ===================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                           DWS II DREMAN SMALL     DWS II GLOBAL      DWS II GOVERNMENT &     FIDELITY VIP
                                              MID CAP VALUE          THEMATIC          AGENCY SECURITIES       CONTRAFUND
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------  --------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $           65,762   $            30,105   $          197,420   $        2,554,915
                                           -------------------  -------------------  --------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             147,961                51,486              100,866            3,268,626
      Administrative charges.............              12,232                 4,250                8,430              176,327
                                           -------------------  -------------------  --------------------  ------------------
        Total expenses...................             160,193                55,736              109,296            3,444,953
                                           -------------------  -------------------  --------------------  ------------------
          Net investment income (loss)...            (94,431)              (25,631)               88,124            (890,038)
                                           -------------------  -------------------  --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                    --              117,750                   --
      Realized gains (losses) on sale of
        investments......................           (279,013)             (265,169)               61,670            (217,305)
                                           -------------------  -------------------  --------------------  ------------------
          Net realized gains (losses)....           (279,013)             (265,169)              179,420            (217,305)
                                           -------------------  -------------------  --------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................           1,251,534               730,914            (238,163)           32,418,560
                                           -------------------  -------------------  --------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             972,521               465,745             (58,743)           32,201,255
                                           -------------------  -------------------  --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          878,090   $           440,114   $           29,381   $       31,311,217
                                           ===================  ===================  ====================  ==================

                                              FIDELITY VIP
                                             DYNAMIC CAPITAL       FIDELITY VIP       FIDELITY VIP HIGH
                                              APPRECIATION         EQUITY-INCOME           INCOME         FIDELITY VIP MID CAP
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           ------------------   ------------------   -------------------  --------------------
INVESTMENT INCOME:
      Dividends..........................  $           11,995   $        6,826,303   $         1,478,548  $         1,016,041
                                           ------------------   ------------------   -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              31,001            2,819,344               331,354            3,740,347
      Administrative charges.............               2,061               13,445                    83              193,110
                                           ------------------   ------------------   -------------------  --------------------
        Total expenses...................              33,062            2,832,789               331,437            3,933,457
                                           ------------------   ------------------   -------------------  --------------------
          Net investment income (loss)...            (21,067)            3,993,514             1,147,111          (2,917,416)
                                           ------------------   ------------------   -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --           14,079,559                    --           20,954,286
      Realized gains (losses) on sale of
        investments......................             117,242            (897,423)             (319,382)            5,304,635
                                           ------------------   ------------------   -------------------  --------------------
          Net realized gains (losses)....             117,242           13,182,136             (319,382)           26,258,921
                                           ------------------   ------------------   -------------------  --------------------
      Change in unrealized gains (losses)
        on investments...................             296,790           15,416,329             2,353,424            9,907,900
                                           ------------------   ------------------   -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             414,032           28,598,465             2,034,042           36,166,821
                                           ------------------   ------------------   -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          392,965   $       32,591,979   $         3,181,153  $        33,249,405
                                           ==================   ==================   ===================  ====================

                                                                  FTVIPT FRANKLIN
                                             FTVIPT FRANKLIN     RISING DIVIDENDS
                                            INCOME SECURITIES       SECURITIES
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        2,493,244   $          342,994
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             627,465              376,760
      Administrative charges.............              58,369               31,788
                                           ------------------   ------------------
        Total expenses...................             685,834              408,548
                                           ------------------   ------------------
          Net investment income (loss)...           1,807,410             (65,554)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................             251,057              818,497
                                           ------------------   ------------------
          Net realized gains (losses)....             251,057              818,497
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           1,840,344            1,229,328
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           2,091,401            2,047,825
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        3,898,811   $        1,982,271
                                           ==================   ==================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                             FTVIPT FRANKLIN                          FTVIPT TEMPLETON
                                              SMALL-MID CAP        FTVIPT MUTUAL     DEVELOPING MARKETS    FTVIPT TEMPLETON
                                            GROWTH SECURITIES    SHARES SECURITIES       SECURITIES       FOREIGN SECURITIES
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $          591,440   $          364,485   $         2,841,857
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             576,742              453,445              311,849             1,582,644
      Administrative charges.............              44,008               45,498                  546               119,500
                                           ------------------   ------------------   ------------------   -------------------
        Total expenses...................             620,750              498,943              312,395             1,702,144
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)...           (620,750)               92,497               52,090             1,139,713
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........           2,489,555                   --                   --                    --
      Realized gains (losses) on sale of
        investments......................             906,796            (112,713)            (289,789)             (944,229)
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)....           3,396,351            (112,713)            (289,789)             (944,229)
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................             276,252            3,644,908            3,136,219            13,948,363
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           3,672,603            3,532,195            2,846,430            13,004,134
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        3,051,853   $        3,624,692   $        2,898,520   $        14,143,847
                                           ==================   ==================   ==================   ===================


                                               INVESCO V.I.         INVESCO V.I.          INVESCO V.I.
                                           DIVERSIFIED DIVIDEND GOVERNMENT SECURITIES     S&P 500 INDEX   INVESCO V.I. UTILITIES
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           -------------------- --------------------- ------------------- ----------------------
INVESTMENT INCOME:
      Dividends..........................   $           24,941   $          535,877   $            51,591   $           73,173
                                           -------------------- --------------------- ------------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               28,548              298,451                61,809               42,749
      Administrative charges.............                2,114               28,377                 4,520                3,441
                                           -------------------- --------------------- ------------------- ----------------------
        Total expenses...................               30,662              326,828                66,329               46,190
                                           -------------------- --------------------- ------------------- ----------------------
          Net investment income (loss)...              (5,721)              209,049              (14,738)               26,983
                                           -------------------- --------------------- ------------------- ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --                   --                    --               83,536
      Realized gains (losses) on sale of
        investments......................               46,105              314,611               140,465              (3,403)
                                           -------------------- --------------------- ------------------- ----------------------
          Net realized gains (losses)....               46,105              314,611               140,465               80,133
                                           -------------------- --------------------- ------------------- ----------------------
      Change in unrealized gains (losses)
        on investments...................              175,602            (426,184)               263,167             (73,979)
                                           -------------------- --------------------- ------------------- ----------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................              221,707            (111,573)               403,632                6,154
                                           -------------------- --------------------- ------------------- ----------------------
      Net increase (decrease) in net assets
        resulting from operations........   $          215,986   $           97,476   $           388,894   $           33,137
                                           ==================== ===================== =================== ======================

                                              INVESCO V.I.         INVESCO V.I.
                                               VAN KAMPEN           VAN KAMPEN
                                           AMERICAN FRANCHISE        COMSTOCK
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $          135,976
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             191,250              123,005
      Administrative charges.............              17,349               12,113
                                           ------------------   ------------------
        Total expenses...................             208,599              135,118
                                           ------------------   ------------------
          Net investment income (loss)...           (208,599)                  858
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................             517,385              (7,149)
                                           ------------------   ------------------
          Net realized gains (losses)....             517,385              (7,149)
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................             971,254            1,305,188
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           1,488,639            1,298,039
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        1,280,040   $        1,298,897
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                              INVESCO V.I.         INVESCO V.I.
                                               VAN KAMPEN           VAN KAMPEN           JANUS ASPEN
                                            EQUITY AND INCOME    GROWTH AND INCOME       ENTERPRISE      JANUS ASPEN OVERSEAS
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------  --------------------
INVESTMENT INCOME:
      Dividends.........................   $        1,566,755   $        1,164,512   $               --   $          331,849
                                           ------------------   ------------------   ------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            1,409,416            1,394,690              196,551              706,304
      Administrative charges............              140,985              138,768               16,069                7,906
                                           ------------------   ------------------   ------------------  --------------------
        Total expenses..................            1,550,401            1,533,458              212,620              714,210
                                           ------------------   ------------------   ------------------  --------------------
          Net investment income (loss)..               16,354            (368,946)            (212,620)            (382,361)
                                           ------------------   ------------------   ------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --            5,885,974
      Realized gains (losses) on sale of
        investments.....................            4,276,625            3,072,038              846,540          (1,180,504)
                                           ------------------   ------------------   ------------------  --------------------
          Net realized gains (losses)...            4,276,625            3,072,038              846,540            4,705,470
                                           ------------------   ------------------   ------------------  --------------------
      Change in unrealized gains (losses)
        on investments..................            5,503,768            8,408,985            1,321,397            1,651,324
                                           ------------------   ------------------   ------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            9,780,393           11,481,023            2,167,937            6,356,794
                                           ------------------   ------------------   ------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        9,796,747   $       11,112,077   $        1,955,317   $        5,974,433
                                           ==================   ==================   ==================  ====================

                                                                                                                LMPVET
                                                                      LMPVET               LMPVET        CLEARBRIDGE VARIABLE
                                               JANUS ASPEN     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE     EQUITY INCOME
                                                WORLDWIDE        AGGRESSIVE GROWTH      APPRECIATION            BUILDER
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------  -------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends.........................   $            6,767   $        1,485,272   $        5,036,105   $        3,552,231
                                           ------------------  -------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................                4,586            5,794,184            4,889,134            2,202,715
      Administrative charges............                   39              505,668              485,553              196,282
                                           ------------------  -------------------- -------------------- --------------------
        Total expenses..................                4,625            6,299,852            5,374,687            2,398,997
                                           ------------------  -------------------- -------------------- --------------------
          Net investment income (loss)..                2,142          (4,814,580)            (338,582)            1,153,234
                                           ------------------  -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --           13,893,586                   --                   --
      Realized gains (losses) on sale of
        investments.....................                (167)           30,191,844           11,541,475          (2,380,705)
                                           ------------------  -------------------- -------------------- --------------------
          Net realized gains (losses)...                (167)           44,085,430           11,541,475          (2,380,705)
                                           ------------------  -------------------- -------------------- --------------------
      Change in unrealized gains (losses)
        on investments..................              146,904           23,116,839           34,435,202           16,441,244
                                           ------------------  -------------------- -------------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              146,737           67,202,269           45,976,677           14,060,539
                                           ------------------  -------------------- -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $          148,879   $       62,387,689   $       45,638,095   $       15,213,773
                                           ==================  ==================== ==================== ====================

                                                  LMPVET
                                           CLEARBRIDGE VARIABLE        LMPVET
                                                FUNDAMENTAL     CLEARBRIDGE VARIABLE
                                               ALL CAP VALUE      LARGE CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                           -------------------- --------------------
INVESTMENT INCOME:
      Dividends.........................    $        5,414,810   $          659,673
                                           -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             4,894,197            1,525,522
      Administrative charges............               433,516              130,002
                                           -------------------- --------------------
        Total expenses..................             5,327,713            1,655,524
                                           -------------------- --------------------
          Net investment income (loss)..                87,097            (995,851)
                                           -------------------- --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                    --            6,089,130
      Realized gains (losses) on sale of
        investments.....................               297,028            4,899,723
                                           -------------------- --------------------
          Net realized gains (losses)...               297,028           10,988,853
                                           -------------------- --------------------
      Change in unrealized gains (losses)
        on investments..................            43,071,355            7,312,286
                                           -------------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            43,368,383           18,301,139
                                           -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations.......    $       43,455,480   $       17,305,288
                                           ==================== ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                LMPVET               LMPVET               LMPVET          LMPVET INVESTMENT
                                         CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE   COUNSEL VARIABLE
                                            LARGE CAP VALUE       MID CAP CORE       SMALL CAP GROWTH     SOCIAL AWARENESS
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         -------------------- -------------------- --------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $        2,970,972   $          332,723   $          201,163   $          626,442
                                         -------------------- -------------------- --------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,784,208              648,352              917,515              558,316
      Administrative charges............             169,903               62,001               72,043               17,900
                                         -------------------- -------------------- --------------------  ------------------
        Total expenses..................           1,954,111              710,353              989,558              576,216
                                         -------------------- -------------------- --------------------  ------------------
          Net investment income (loss)..           1,016,861            (377,630)            (788,395)               50,226
                                         -------------------- -------------------- --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......             127,628              721,861            2,492,650                   --
      Realized gains (losses) on sale of
        investments.....................           (435,169)            1,376,288            3,479,174              671,030
                                         -------------------- -------------------- --------------------  ------------------
          Net realized gains (losses)...           (307,541)            2,098,149            5,971,824              671,030
                                         -------------------- -------------------- --------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................          18,178,454            4,560,303            4,719,516            3,239,630
                                         -------------------- -------------------- --------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          17,870,913            6,658,452           10,691,340            3,910,660
                                         -------------------- -------------------- --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       18,887,774   $        6,280,822   $        9,902,945   $        3,960,886
                                         ==================== ==================== ====================  ==================

                                               LMPVET               LMPVET               LMPVET           LMPVIT WESTERN
                                         VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE  ASSET VARIABLE GLOBAL
                                           ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%       HIGH YIELD BOND
                                             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------   ------------------   ------------------  ---------------------
INVESTMENT INCOME:
      Dividends......................... $        1,912,157   $          983,418   $          451,392   $          779,800
                                         ------------------   ------------------   ------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges.........................          1,004,269              543,796              339,273              191,605
      Administrative charges............            113,436               64,114               40,250               16,948
                                         ------------------   ------------------   ------------------  ---------------------
        Total expenses..................          1,117,705              607,910              379,523              208,553
                                         ------------------   ------------------   ------------------  ---------------------
          Net investment income (loss)..            794,452              375,508               71,869              571,247
                                         ------------------   ------------------   ------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                 --                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................          1,189,253               39,219            (119,023)             (40,295)
                                         ------------------   ------------------   ------------------  ---------------------
          Net realized gains (losses)...          1,189,253               39,219            (119,023)             (40,295)
                                         ------------------   ------------------   ------------------  ---------------------
      Change in unrealized gains (losses)
        on investments..................          6,234,000            4,822,006            3,658,299            1,171,574
                                         ------------------   ------------------   ------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          7,423,253            4,861,225            3,539,276            1,131,279
                                         ------------------   ------------------   ------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations....... $        8,217,705   $        5,236,733   $        3,611,145   $        1,702,526
                                         ==================   ==================   ==================  =====================

                                           LMPVIT WESTERN       MIST AMERICAN
                                         ASSET VARIABLE HIGH   FUNDS BALANCED
                                               INCOME            ALLOCATION
                                             SUBACCOUNT          SUBACCOUNT
                                         ------------------- ------------------
INVESTMENT INCOME:
      Dividends......................... $        8,751,023  $           35,539
                                         ------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................          1,669,578              13,293
      Administrative charges............            166,019                  64
                                         ------------------- ------------------
        Total expenses..................          1,835,597              13,357
                                         ------------------- ------------------
          Net investment income (loss)..          6,915,426              22,182
                                         ------------------- ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                 --              21,566
      Realized gains (losses) on sale of
        investments.....................        (2,933,206)              26,907
                                         ------------------- ------------------
          Net realized gains (losses)...        (2,933,206)              48,473
                                         ------------------- ------------------
      Change in unrealized gains (losses)
        on investments..................         12,556,579             188,559
                                         ------------------- ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          9,623,373             237,032
                                         ------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations....... $       16,538,799  $          259,214
                                         =================== ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                             MIST AMERICAN        MIST AMERICAN
                                             FUNDS GROWTH        FUNDS MODERATE       MIST BLACKROCK       MIST BLACKROCK
                                              ALLOCATION           ALLOCATION           HIGH YIELD         LARGE CAP CORE
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $           20,855   $           31,000   $        9,658,679   $          498,434
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              11,010               12,794            1,920,711              659,474
      Administrative charges............                  36                   42              126,685               62,133
                                          ------------------   ------------------   ------------------   ------------------
        Total expenses..................              11,046               12,836            2,047,396              721,607
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..               9,809               18,164            7,611,283            (223,173)
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --               20,266            1,729,165                   --
      Realized gains (losses) on sale of
        investments.....................              28,530                7,139            1,613,144            (871,444)
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...              28,530               27,405            3,342,309            (871,444)
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             198,921              108,490            7,720,031            6,281,384
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             227,451              135,895           11,062,340            5,409,940
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          237,260   $          154,059   $       18,673,623   $        5,186,767
                                          ==================   ==================   ==================   ==================

                                                                                        MIST HARRIS
                                          MIST CLARION GLOBAL   MIST DREMAN SMALL         OAKMARK          MIST INVESCO
                                              REAL ESTATE           CAP VALUE          INTERNATIONAL     SMALL CAP GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          -------------------  ------------------   ------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $        1,695,551   $          102,704   $        1,214,641  $               --
                                          -------------------  ------------------   ------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,094,666              185,132              995,243             206,326
      Administrative charges............              68,679               10,288               77,027              13,242
                                          -------------------  ------------------   ------------------  ------------------
        Total expenses..................           1,163,345              195,420            1,072,270             219,568
                                          -------------------  ------------------   ------------------  ------------------
          Net investment income (loss)..             532,206             (92,716)              142,371           (219,568)
                                          -------------------  ------------------   ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --                   --             800,162
      Realized gains (losses) on sale of
        investments.....................         (3,134,837)              303,468          (1,522,520)             566,745
                                          -------------------  ------------------   ------------------  ------------------
          Net realized gains (losses)...         (3,134,837)              303,468          (1,522,520)           1,366,907
                                          -------------------  ------------------   ------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................          18,607,737            1,354,946           17,503,483             768,284
                                          -------------------  ------------------   ------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          15,472,900            1,658,414           15,980,963           2,135,191
                                          -------------------  ------------------   ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       16,005,106   $        1,565,698   $       16,123,334  $        1,915,623
                                          ===================  ==================   ==================  ==================

                                                                 MIST LEGG MASON
                                                                   CLEARBRIDGE
                                           MIST JANUS FORTY     AGGRESSIVE GROWTH
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        2,248,977   $              732
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           6,325,695               50,722
      Administrative charges............             103,298                4,105
                                          ------------------   ------------------
        Total expenses..................           6,428,993               54,827
                                          ------------------   ------------------
          Net investment income (loss)..         (4,180,016)             (54,095)
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................           1,098,638               72,205
                                          ------------------   ------------------
          Net realized gains (losses)...           1,098,638               72,205
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          98,730,778              470,746
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          99,829,416              542,951
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       95,649,400   $          488,856
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                           MIST LOOMIS SAYLES     MIST LORD ABBETT     MIST LORD ABBETT      MIST MET/EATON
                                             GLOBAL MARKETS        BOND DEBENTURE        MID CAP VALUE     VANCE FLOATING RATE
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $        4,012,097   $         4,229,274   $          191,031   $           41,277
                                           ------------------   -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,978,206               801,742              940,676               34,462
      Administrative charges.............               1,215                71,228               78,654                2,908
                                           ------------------   -------------------   ------------------   -------------------
        Total expenses...................           1,979,421               872,970            1,019,330               37,370
                                           ------------------   -------------------   ------------------   -------------------
          Net investment income (loss)...           2,032,676             3,356,304            (828,299)                3,907
                                           ------------------   -------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                    --                   --                3,504
      Realized gains (losses) on sale of
        investments......................           2,483,209             1,403,323          (1,449,083)                7,995
                                           ------------------   -------------------   ------------------   -------------------
          Net realized gains (losses)....           2,483,209             1,403,323          (1,449,083)               11,499
                                           ------------------   -------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................          18,401,482             1,326,661            7,840,704               69,646
                                           ------------------   -------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................          20,884,691             2,729,984            6,391,621               81,145
                                           ------------------   -------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       22,917,367   $         6,086,288   $        5,563,322   $           85,052
                                           ==================   ===================   ==================   ===================

                                            MIST MET/FRANKLIN   MIST MET/TEMPLETON       MIST METLIFE         MIST METLIFE
                                              MUTUAL SHARES           GROWTH          AGGRESSIVE STRATEGY   BALANCED STRATEGY
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $            5,236   $           708,722   $          335,435   $          476,362
                                           ------------------   -------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              14,883               709,435              653,197              406,585
      Administrative charges.............               1,201                64,447                6,959               33,271
                                           ------------------   -------------------   -------------------  ------------------
        Total expenses...................              16,084               773,882              660,156              439,856
                                           ------------------   -------------------   -------------------  ------------------
          Net investment income (loss)...            (10,848)              (65,160)            (324,721)               36,506
                                           ------------------   -------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........             159,108             1,655,511                   --                   --
      Realized gains (losses) on sale of
        investments......................            (26,699)             (481,801)            (307,784)              772,633
                                           ------------------   -------------------   -------------------  ------------------
          Net realized gains (losses)....             132,409             1,173,710            (307,784)              772,633
                                           ------------------   -------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................            (26,811)             6,834,924            8,071,655            1,614,962
                                           ------------------   -------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             105,598             8,008,634            7,763,871            2,387,595
                                           ------------------   -------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $           94,750   $         7,943,474   $        7,439,150   $        2,424,101
                                           ==================   ===================   ===================  ==================

                                              MIST METLIFE          MIST METLIFE
                                             GROWTH STRATEGY      MODERATE STRATEGY
                                               SUBACCOUNT            SUBACCOUNT
                                           ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $          320,895   $           381,196
                                           ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             358,176               271,665
      Administrative charges.............              29,287                21,783
                                           ------------------   -------------------
        Total expenses...................             387,463               293,448
                                           ------------------   -------------------
          Net investment income (loss)...            (66,568)                87,748
                                           ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                    --
      Realized gains (losses) on sale of
        investments......................             800,368               445,713
                                           ------------------   -------------------
          Net realized gains (losses)....             800,368               445,713
                                           ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................           1,709,951               858,237
                                           ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           2,510,319             1,303,950
                                           ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        2,443,751   $         1,391,698
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                             MIST MORGAN
                                           MIST MFS EMERGING    MIST MFS RESEARCH        MIST MLA          STANLEY MID CAP
                                            MARKETS EQUITY        INTERNATIONAL           MID CAP              GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          656,340   $        1,860,628   $          465,365   $               --
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,276,725            1,368,416            1,051,185              214,585
      Administrative charges............             107,474              114,823               58,034               18,726
                                          ------------------   ------------------   ------------------   ------------------
        Total expenses..................           1,384,199            1,483,239            1,109,219              233,311
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..           (727,859)              377,389            (643,854)            (233,311)
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................              67,203          (4,460,099)              847,029              408,285
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...              67,203          (4,460,099)              847,029              408,285
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          12,358,695           17,574,640            3,077,619              742,007
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          12,425,898           13,114,541            3,924,648            1,150,292
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       11,698,039   $       13,491,930   $        3,280,794   $          916,981
                                          ==================   ==================   ==================   ==================

                                              MIST PIMCO
                                          INFLATION PROTECTED   MIST PIMCO TOTAL                            MIST PIONEER
                                                 BOND                RETURN          MIST PIONEER FUND    STRATEGIC INCOME
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        3,786,489   $       12,223,507   $          880,052   $       10,954,505
                                          -------------------  ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,836,807            6,060,822              859,709            3,441,458
      Administrative charges............             120,148              453,593               70,923              295,261
                                          -------------------  ------------------   ------------------   ------------------
        Total expenses..................           1,956,955            6,514,415              930,632            3,736,719
                                          -------------------  ------------------   ------------------   ------------------
          Net investment income (loss)..           1,829,534            5,709,092             (50,580)            7,217,786
                                          -------------------  ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......           6,988,100                   --                   --              846,888
      Realized gains (losses) on sale of
        investments.....................           1,807,764            7,774,845              982,682            6,019,459
                                          -------------------  ------------------   ------------------   ------------------
          Net realized gains (losses)...           8,795,864            7,774,845              982,682            6,866,347
                                          -------------------  ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................         (2,029,603)           14,475,036            4,172,837            6,409,275
                                          -------------------  ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           6,766,261           22,249,881            5,155,519           13,275,622
                                          -------------------  ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        8,595,795   $       27,958,973   $        5,104,939   $       20,493,408
                                          ===================  ==================   ==================   ==================


                                               MIST RCM         MIST SSGA GROWTH
                                              TECHNOLOGY         AND INCOME ETF
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------  -------------------
INVESTMENT INCOME:
      Dividends.........................  $               --  $         2,870,878
                                          ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             140,031            1,523,769
      Administrative charges............              12,786                   --
                                          ------------------  -------------------
        Total expenses..................             152,817            1,523,769
                                          ------------------  -------------------
          Net investment income (loss)..           (152,817)            1,347,109
                                          ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......           1,050,372            2,677,600
      Realized gains (losses) on sale of
        investments.....................           (255,083)            1,021,220
                                          ------------------  -------------------
          Net realized gains (losses)...             795,289            3,698,820
                                          ------------------  -------------------
      Change in unrealized gains (losses)
        on investments..................             260,043            8,035,731
                                          ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           1,055,332           11,734,551
                                          ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          902,515  $        13,081,660
                                          ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                            MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE    MIST THIRD AVENUE
                                                   ETF            LARGE CAP VALUE      MID CAP GROWTH       SMALL CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        2,831,617   $        1,700,476   $               --   $               --
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,838,568            1,958,908               57,109            1,850,787
      Administrative charges.............                  --              150,248                4,909               99,960
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................           1,838,568            2,109,156               62,018            1,950,747
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...             993,049            (408,680)             (62,018)          (1,950,747)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........           5,300,044                   --              439,637                   --
      Realized gains (losses) on sale of
        investments......................           1,005,920          (3,066,751)              134,680          (2,049,928)
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....           6,305,964          (3,066,751)              574,317          (2,049,928)
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          11,324,188           20,922,598            (133,949)           23,044,283
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................          17,630,152           17,855,847              440,368           20,994,355
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       18,623,201   $       17,447,167   $          378,350   $       19,043,608
                                           ==================   ==================   ==================   ==================

                                                                                                             MSF BARCLAYS
                                             MIST TURNER MID      MIST VAN KAMPEN      MORGAN STANLEY      CAPITAL AGGREGATE
                                               CAP GROWTH            COMSTOCK         MULTI CAP GROWTH        BOND INDEX
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $        2,180,540   $               --   $        3,760,735
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              44,011            2,419,793               22,896            1,194,375
      Administrative charges.............               3,559              231,633                1,626                  202
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................              47,570            2,651,426               24,522            1,194,577
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...            (47,570)            (470,886)             (24,522)            2,566,158
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........             394,604                   --               21,800                   --
      Realized gains (losses) on sale of
        investments......................             (2,681)           16,812,925               82,378              946,556
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....             391,923           16,812,925              104,178              946,556
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           (231,775)            8,982,368               26,725            (822,155)
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             160,148           25,795,293              130,903              124,401
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          112,578   $       25,324,407   $          106,381   $        2,690,559
                                           ==================   ==================   ==================   ==================


                                              MSF BLACKROCK      MSF BLACKROCK BOND
                                            AGGRESSIVE GROWTH          INCOME
                                               SUBACCOUNT            SUBACCOUNT
                                           ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $         6,344,866
                                           ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,212,021             3,458,081
      Administrative charges.............             118,379               254,498
                                           ------------------   -------------------
        Total expenses...................           1,330,400             3,712,579
                                           ------------------   -------------------
          Net investment income (loss)...         (1,330,400)             2,632,287
                                           ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --             1,581,151
      Realized gains (losses) on sale of
        investments......................           2,757,661             3,880,834
                                           ------------------   -------------------
          Net realized gains (losses)....           2,757,661             5,461,985
                                           ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................           6,784,308             5,368,211
                                           ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           9,541,969            10,830,196
                                           ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        8,211,569   $        13,462,483
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                                       MSF BLACKROCK
                                             MSF BLACKROCK        MSF BLACKROCK      LEGACY LARGE CAP      MSF BLACKROCK
                                              DIVERSIFIED        LARGE CAP VALUE          GROWTH           MONEY MARKET
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          ------------------   ------------------   -----------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        5,667,900   $          217,817   $         658,307   $               --
                                          ------------------   ------------------   -----------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           3,116,556              260,287           2,740,470            5,329,195
      Administrative charges............              16,710               21,052             229,303              428,046
                                          ------------------   ------------------   -----------------   ------------------
        Total expenses..................           3,133,266              281,339           2,969,773            5,757,241
                                          ------------------   ------------------   -----------------   ------------------
          Net investment income (loss)..           2,534,634             (63,522)         (2,311,466)          (5,757,241)
                                          ------------------   ------------------   -----------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --            2,477,494                  --                   --
      Realized gains (losses) on sale of
        investments.....................           3,883,777            (560,230)          14,335,793                   --
                                          ------------------   ------------------   -----------------   ------------------
          Net realized gains (losses)...           3,883,777            1,917,264          14,335,793                   --
                                          ------------------   ------------------   -----------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          19,262,933            (115,596)          13,662,533                   --
                                          ------------------   ------------------   -----------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          23,146,710            1,801,668          27,998,326                   --
                                          ------------------   ------------------   -----------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       25,681,344   $        1,738,146   $      25,686,860   $      (5,757,241)
                                          ==================   ==================   =================   ==================



                                           MSF DAVIS VENTURE     MSF FI VALUE                            MSF LOOMIS SAYLES
                                                 VALUE              LEADERS        MSF JENNISON GROWTH    SMALL CAP CORE
                                              SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------  ------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $          748,449  $          862,199   $           27,931   $               --
                                          ------------------  ------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,863,493           1,120,232            3,063,989               22,088
      Administrative charges............             149,911              92,707               83,546                1,796
                                          ------------------  ------------------   -------------------  ------------------
        Total expenses..................           2,013,404           1,212,939            3,147,535               23,884
                                          ------------------  ------------------   -------------------  ------------------
          Net investment income (loss)..         (1,264,955)           (350,740)          (3,119,604)             (23,884)
                                          ------------------  ------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                  --            7,892,402               33,973
      Realized gains (losses) on sale of
        investments.....................           (681,017)         (4,495,742)            (761,816)               52,690
                                          ------------------  ------------------   -------------------  ------------------
          Net realized gains (losses)...           (681,017)         (4,495,742)            7,130,586               86,663
                                          ------------------  ------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................          13,217,423          14,727,184         (10,278,788)               97,079
                                          ------------------  ------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          12,536,406          10,231,442          (3,148,202)              183,742
                                          ------------------  ------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       11,271,451  $        9,880,702   $      (6,267,806)   $          159,858
                                          ==================  ==================   ===================  ==================

                                                                      MSF
                                                                MET/DIMENSIONAL
                                            MSF MET/ARTISAN   INTERNATIONAL SMALL
                                             MID CAP VALUE          COMPANY
                                              SUBACCOUNT          SUBACCOUNT
                                          ------------------  -------------------
INVESTMENT INCOME:
      Dividends.........................  $           15,836   $           2,656
                                          ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              30,007               9,879
      Administrative charges............               2,941                 796
                                          ------------------  -------------------
        Total expenses..................              32,948              10,675
                                          ------------------  -------------------
          Net investment income (loss)..            (17,112)             (8,019)
                                          ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --              11,284
      Realized gains (losses) on sale of
        investments.....................              85,483             (1,834)
                                          ------------------  -------------------
          Net realized gains (losses)...              85,483               9,450
                                          ------------------  -------------------
      Change in unrealized gains (losses)
        on investments..................             110,427              48,414
                                          ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             195,910              57,864
                                          ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          178,798   $          49,845
                                          ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                               MSF METLIFE          MSF METLIFE
                                              CONSERVATIVE        CONSERVATIVE TO      MSF METLIFE MID        MSF METLIFE
                                               ALLOCATION       MODERATE ALLOCATION    CAP STOCK INDEX    MODERATE ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------  ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $        1,205,928   $        2,538,595   $           85,700   $         9,306,223
                                           ------------------   -------------------  ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             615,802            1,130,568              105,804             5,044,807
      Administrative charges.............              40,282               31,999                   --                60,000
                                           ------------------   -------------------  ------------------   -------------------
        Total expenses...................             656,084            1,162,567              105,804             5,104,807
                                           ------------------   -------------------  ------------------   -------------------
          Net investment income (loss)...             549,844            1,376,028             (20,104)             4,201,416
                                           ------------------   -------------------  ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........           1,002,288              274,643              360,302                    --
      Realized gains (losses) on sale of
        investments......................             544,646            1,007,347               91,322               514,353
                                           ------------------   -------------------  ------------------   -------------------
          Net realized gains (losses)....           1,546,934            1,281,990              451,624               514,353
                                           ------------------   -------------------  ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................             758,350            5,498,496              785,864            39,922,201
                                           ------------------   -------------------  ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           2,305,284            6,780,486            1,237,488            40,436,554
                                           ------------------   -------------------  ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        2,855,128   $        8,156,514   $        1,217,384   $        44,637,970
                                           ==================   ===================  ==================   ===================

                                                MSF METLIFE
                                                MODERATE TO       MSF METLIFE STOCK       MSF MFS TOTAL
                                           AGGRESSIVE ALLOCATION        INDEX                RETURN            MSF MFS VALUE
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           --------------------- -------------------  -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................   $        6,393,350   $        12,944,588  $        13,425,384   $        1,285,519
                                           --------------------- -------------------  -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................            4,097,766            15,519,928            6,926,701              989,706
      Administrative charges.............               26,671               487,457              541,272               55,488
                                           --------------------- -------------------  -------------------   ------------------
        Total expenses...................            4,124,437            16,007,385            7,467,973            1,045,194
                                           --------------------- -------------------  -------------------   ------------------
          Net investment income (loss)...            2,268,913           (3,062,797)            5,957,411              240,325
                                           --------------------- -------------------  -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --             5,348,956                   --              920,030
      Realized gains (losses) on sale of
        investments......................          (1,490,907)            19,346,920          (3,009,153)              505,638
                                           --------------------- -------------------  -------------------   ------------------
          Net realized gains (losses)....          (1,490,907)            24,695,876          (3,009,153)            1,425,668
                                           --------------------- -------------------  -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           42,766,330            76,781,148           42,725,699            7,474,276
                                           --------------------- -------------------  -------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           41,275,423           101,477,024           39,716,546            8,899,944
                                           --------------------- -------------------  -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........   $       43,544,336   $        98,414,227  $        45,673,957   $        9,140,269
                                           ===================== ===================  ===================   ==================


                                                MSF MSCI           MSF NEUBERGER
                                               EAFE INDEX         BERMAN GENESIS
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        1,795,218   $              105
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             666,630                1,638
      Administrative charges.............               1,717                  121
                                           ------------------   ------------------
        Total expenses...................             668,347                1,759
                                           ------------------   ------------------
          Net investment income (loss)...           1,126,871              (1,654)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................         (3,462,250)                  223
                                           ------------------   ------------------
          Net realized gains (losses)....         (3,462,250)                  223
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          11,344,422                5,406
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           7,882,172                5,629
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        9,009,043   $            3,975
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                             MSF OPPENHEIMER    MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                              GLOBAL EQUITY           INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH
                                               SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.........................  $         4,892,718  $         1,124,836  $                --  $                --
                                          -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            4,296,891            1,154,688              600,769            1,328,515
      Administrative charges............              143,827                4,918               50,073               52,585
                                          -------------------  -------------------  -------------------  -------------------
        Total expenses..................            4,440,718            1,159,606              650,842            1,381,100
                                          -------------------  -------------------  -------------------  -------------------
          Net investment income (loss)..              452,000             (34,770)            (650,842)          (1,381,100)
                                          -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --           10,474,238
      Realized gains (losses) on sale of
        investments.....................            (972,244)              160,588            1,778,040            4,077,259
                                          -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)...            (972,244)              160,588            1,778,040           14,551,497
                                          -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments..................           56,108,439           13,304,339            5,188,407              458,209
                                          -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           55,136,195           13,464,927            6,966,447           15,009,706
                                          -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        55,588,195  $        13,430,157  $         6,315,605  $        13,628,606
                                          ===================  ===================  ===================  ===================

                                            MSF WESTERN ASSET    MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC    MANAGEMENT U.S.        PIONEER VCT      PIONEER VCT EQUITY
                                           BOND OPPORTUNITIES       GOVERNMENT        EMERGING MARKETS          INCOME
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          --------------------  ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $        2,013,403   $        2,930,868   $           31,866   $          695,393
                                          --------------------  ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              893,489            1,770,314              279,827              328,430
      Administrative charges............               84,021              124,804               23,246               28,524
                                          --------------------  ------------------   ------------------   ------------------
        Total expenses..................              977,510            1,895,118              303,073              356,954
                                          --------------------  ------------------   ------------------   ------------------
          Net investment income (loss)..            1,035,893            1,035,750            (271,207)              338,439
                                          --------------------  ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                   --              471,404                   --
      Realized gains (losses) on sale of
        investments.....................              791,156              769,852            (315,364)              236,816
                                          --------------------  ------------------   ------------------   ------------------
          Net realized gains (losses)...              791,156              769,852              156,040              236,816
                                          --------------------  ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................            3,457,585              928,987            1,390,536              870,578
                                          --------------------  ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            4,248,741            1,698,839            1,546,576            1,107,394
                                          --------------------  ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        5,284,634   $        2,734,589   $        1,275,369   $        1,445,833
                                          ====================  ==================   ==================   ==================

                                                                   PIONEER VCT
                                              PIONEER VCT           IBBOTSON
                                           FUNDAMENTAL VALUE    GROWTH ALLOCATION
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          110,097   $        3,929,520
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             191,498            4,738,197
      Administrative charges............              16,647              336,960
                                          ------------------   ------------------
        Total expenses..................             208,145            5,075,157
                                          ------------------   ------------------
          Net investment income (loss)..            (98,048)          (1,145,637)
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................              78,320          (1,018,774)
                                          ------------------   ------------------
          Net realized gains (losses)...              78,320          (1,018,774)
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             941,617           22,165,857
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           1,019,937           21,147,083
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          921,889   $       20,001,446
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                              PIONEER VCT
                                           IBBOTSON MODERATE       PIONEER VCT       PIONEER VCT REAL
                                              ALLOCATION          MID CAP VALUE        ESTATE SHARES        UIF GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          ------------------   ------------------   ------------------   -----------------
INVESTMENT INCOME:
      Dividends.........................  $        2,868,969   $          262,708   $          282,486   $              --
                                          ------------------   ------------------   ------------------   -----------------
EXPENSES:
      Mortality and expense risk
        charges.........................           2,391,156              505,310              239,568             122,805
      Administrative charges............             175,836               46,908               20,227              11,393
                                          ------------------   ------------------   ------------------   -----------------
        Total expenses..................           2,566,992              552,218              259,795             134,198
                                          ------------------   ------------------   ------------------   -----------------
          Net investment income (loss)..             301,977            (289,510)               22,691           (134,198)
                                          ------------------   ------------------   ------------------   -----------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --                   --             346,602
      Realized gains (losses) on sale of
        investments.....................              45,485          (1,302,882)              110,070             520,075
                                          ------------------   ------------------   ------------------   -----------------
          Net realized gains (losses)...              45,485          (1,302,882)              110,070             866,677
                                          ------------------   ------------------   ------------------   -----------------
      Change in unrealized gains (losses)
        on investments..................           9,914,423            4,374,689            1,648,335             153,448
                                          ------------------   ------------------   ------------------   -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           9,959,908            3,071,807            1,758,405           1,020,125
                                          ------------------   ------------------   ------------------   -----------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       10,261,885   $        2,782,297   $        1,781,096   $         885,927
                                          ==================   ==================   ==================   =================


                                                                 WELLS FARGO VT
                                          UIF U.S. REAL ESTATE   SMALL CAP VALUE
                                               SUBACCOUNT          SUBACCOUNT
                                          --------------------  -----------------
INVESTMENT INCOME:
      Dividends.........................   $          129,106   $          28,184
                                          --------------------  -----------------
EXPENSES:
      Mortality and expense risk
        charges.........................              226,154              38,962
      Administrative charges............               22,957               2,275
                                          --------------------  -----------------
        Total expenses..................              249,111              41,237
                                          --------------------  -----------------
          Net investment income (loss)..            (120,005)            (13,053)
                                          --------------------  -----------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                  --
      Realized gains (losses) on sale of
        investments.....................             (66,324)            (17,294)
                                          --------------------  -----------------
          Net realized gains (losses)...             (66,324)            (17,294)
                                          --------------------  -----------------
      Change in unrealized gains (losses)
        on investments..................            2,219,377             406,775
                                          --------------------  -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            2,153,053             389,481
                                          --------------------  -----------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        2,033,048   $         376,428
                                          ====================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                       ALLIANCEBERNSTEIN GLOBAL
                                      ALGER CAPITAL APPRECIATION            THEMATIC GROWTH              AMERICAN FUNDS BOND
                                              SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                    ------------------------------- ------------------------------ -------------------------------
                                         2012             2011           2012            2011           2012             2011
                                    --------------   -------------- --------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $     (55,042)   $     (73,389) $     (15,799)  $     (15,741) $       91,490   $      161,506
   Net realized gains (losses).....        338,030          193,092          1,725          75,815        209,113          246,811
   Change in unrealized gains
     (losses) on investments.......        283,401        (296,244)        111,735       (338,252)         94,433           27,858
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        566,389        (176,541)         97,661       (278,178)        395,036          436,175
                                    --------------   -------------- --------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,567           16,127            137              --         32,090          120,737
   Net transfers (including fixed
     account)......................      (715,863)          552,353         73,748           5,973      2,732,364        3,600,871
   Contract charges................          (928)          (1,004)          (355)           (459)        (3,966)          (3,590)
   Transfers for contract benefits
     and terminations..............      (456,844)        (239,995)      (166,712)       (324,960)    (3,664,008)      (3,631,978)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..    (1,172,068)          327,481       (93,182)       (319,446)      (903,520)           86,040
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............      (605,679)          150,940          4,479       (597,624)      (508,484)          522,215
NET ASSETS:
   Beginning of year...............      3,906,644        3,755,704        873,875       1,471,499     11,151,382       10,629,167
                                    --------------   -------------- --------------  -------------- --------------   --------------
   End of year..................... $    3,300,965   $    3,906,644 $      878,354  $      873,875 $   10,642,898   $   11,151,382
                                    ==============   ============== ==============  ============== ==============   ==============

                                                                          AMERICAN FUNDS GLOBAL
                                      AMERICAN FUNDS GLOBAL GROWTH        SMALL CAPITALIZATION            AMERICAN FUNDS GROWTH
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    -------------------------------- ------------------------------- -------------------------------
                                         2012              2011           2012             2011           2012             2011
                                    --------------   --------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $  (1,250,888)   $     (892,743) $     (10,357)   $     (10,127) $  (3,251,892)   $  (4,530,045)
   Net realized gains (losses).....      4,907,179         5,786,510        116,153          384,459      6,546,581        4,713,524
   Change in unrealized gains
     (losses) on investments.......     23,997,679      (22,994,961)        452,356      (1,772,730)     44,862,840     (20,479,662)
                                    --------------   --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     27,653,970      (18,101,194)        558,152      (1,398,398)     48,157,529     (20,296,183)
                                    --------------   --------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      1,543,246         2,488,454         44,785           68,514      2,219,827        3,620,149
   Net transfers (including fixed
     account)......................    (6,984,587)       (6,962,762)        303,838         (89,951)   (12,448,672)     (18,936,371)
   Contract charges................       (31,424)          (38,871)        (1,684)          (2,728)       (69,851)         (86,261)
   Transfers for contract benefits
     and terminations..............   (27,094,062)      (35,568,928)    (1,529,104)      (2,643,001)   (51,856,896)     (69,322,958)
                                    --------------   --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (32,566,827)      (40,082,107)    (1,182,165)      (2,667,166)   (62,155,592)     (84,725,441)
                                    --------------   --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............    (4,912,857)      (58,183,301)      (624,013)      (4,065,564)   (13,998,063)    (105,021,624)
NET ASSETS:
   Beginning of year...............    148,056,485       206,239,786      3,907,280        7,972,844    323,137,038      428,158,662
                                    --------------   --------------- --------------   -------------- --------------   --------------
   End of year..................... $  143,143,628   $   148,056,485 $    3,283,267   $    3,907,280 $  309,138,975   $  323,137,038
                                    ==============   =============== ==============   ============== ==============   ==============


                                     AMERICAN FUNDS GROWTH-INCOME
                                              SUBACCOUNT
                                    -------------------------------
                                         2012             2011
                                    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    (753,330)   $  (1,164,577)
   Net realized gains (losses).....      3,451,949        (439,387)
   Change in unrealized gains
     (losses) on investments.......     36,965,015      (9,204,681)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     39,663,634     (10,808,645)
                                    --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      1,348,701        2,612,073
   Net transfers (including fixed
     account)......................   (12,709,273)     (16,509,591)
   Contract charges................       (59,677)         (70,958)
   Transfers for contract benefits
     and terminations..............   (42,829,402)     (58,533,397)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (54,249,651)     (72,501,873)
                                    --------------   --------------
     Net increase (decrease)
       in net assets...............   (14,586,017)     (83,310,518)
NET ASSETS:
   Beginning of year...............    275,594,046      358,904,564
                                    --------------   --------------
   End of year..................... $  261,008,029   $  275,594,046
                                    ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                     DREYFUS SOCIALLY RESPONSIBLE
                                     DELAWARE VIP SMALL CAP VALUE               GROWTH                   DWS I CAPITAL GROWTH
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- ------------------------------
                                         2012             2011           2012             2011           2012            2011
                                     --------------  -------------- --------------   -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (11,207)  $     (44,043) $      (8,456)   $      (7,782) $    (159,104)  $    (176,161)
   Net realized gains (losses)......      1,292,860       3,767,699         22,452           10,035        322,430         181,678
   Change in unrealized gains
     (losses) on investments........        300,163     (3,161,046)         43,365         (13,196)      1,237,985       (982,632)
                                     --------------  -------------- --------------   -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,581,816         562,610         57,361         (10,943)      1,401,311       (977,115)
                                     --------------  -------------- --------------   -------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        731,350         859,953             --               --         29,993          13,452
   Net transfers (including fixed
     account).......................      (690,554)    (10,731,317)      (116,528)           86,012      (349,162)       2,649,227
   Contract charges.................           (28)            (58)          (150)            (148)        (3,483)         (3,799)
   Transfers for contract benefits
     and terminations...............    (1,661,436)     (2,295,994)       (22,404)         (14,205)    (1,272,303)     (1,026,964)
                                     --------------  -------------- --------------   -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,620,668)    (12,167,416)      (139,082)           71,659    (1,594,955)       1,631,916
                                     --------------  -------------- --------------   -------------- --------------  --------------
     Net increase (decrease)
       in net assets................       (38,852)    (11,604,806)       (81,721)           60,716      (193,644)         654,801
NET ASSETS:
   Beginning of year................     12,653,755      24,258,561        663,326          602,610     10,582,962       9,928,161
                                     --------------  -------------- --------------   -------------- --------------  --------------
   End of year...................... $   12,614,903  $   12,653,755 $      581,605   $      663,326 $   10,389,318  $   10,582,962
                                     ==============  ============== ==============   ============== ==============  ==============

                                       DWS II DREMAN SMALL MID CAP
                                                  VALUE                  DWS II GLOBAL THEMATIC
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (94,431)   $    (122,790) $     (25,631)   $      (66,982)
   Net realized gains (losses)......      (279,013)        (387,338)      (265,169)         (336,640)
   Change in unrealized gains
     (losses) on investments........      1,251,534        (248,873)        730,914         (180,709)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        878,090        (759,001)        440,114         (584,331)
                                     --------------   -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         14,509           10,408         23,802            33,227
   Net transfers (including fixed
     account).......................      (294,594)        (753,982)       (35,971)         (199,532)
   Contract charges.................        (2,159)          (2,411)          (844)           (1,019)
   Transfers for contract benefits
     and terminations...............    (1,031,963)        (930,715)      (677,908)         (955,892)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,314,207)      (1,676,700)      (690,921)       (1,123,216)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................      (436,117)      (2,435,701)      (250,807)       (1,707,547)
NET ASSETS:
   Beginning of year................      8,261,005       10,696,706      3,026,970         4,734,517
                                     --------------   -------------- --------------   ---------------
   End of year...................... $    7,824,888   $    8,261,005 $    2,776,163   $     3,026,970
                                     ==============   ============== ==============   ===============

                                       DWS II GOVERNMENT & AGENCY
                                               SECURITIES                FIDELITY VIP CONTRAFUND
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- -------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       88,124   $      109,287 $    (890,038)   $  (1,842,138)
   Net realized gains (losses)......        179,420          134,232      (217,305)      (3,447,135)
   Change in unrealized gains
     (losses) on investments........      (238,163)           35,389     32,418,560      (4,937,022)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         29,381          278,908     31,311,217     (10,226,295)
                                     --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        147,683           53,171      6,078,861        8,916,221
   Net transfers (including fixed
     account).......................      (616,320)        1,097,662    (8,160,108)      (8,077,907)
   Contract charges.................        (1,373)          (1,505)       (94,569)        (102,566)
   Transfers for contract benefits
     and terminations...............      (932,099)        (588,147)   (28,683,433)     (30,890,804)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,402,109)          561,181   (30,859,249)     (30,155,056)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (1,372,728)          840,089        451,968     (40,381,351)
NET ASSETS:
   Beginning of year................      6,487,438        5,647,349    223,715,085      264,096,436
                                     --------------   -------------- --------------   --------------
   End of year...................... $    5,114,710   $    6,487,438 $  224,167,053   $  223,715,085
                                     ==============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                     FIDELITY VIP DYNAMIC CAPITAL
                                             APPRECIATION             FIDELITY VIP EQUITY-INCOME       FIDELITY VIP HIGH INCOME
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (21,067)  $     (34,062) $     3,993,514  $    2,659,389 $    1,147,111   $    1,456,696
   Net realized gains (losses)......        117,242          34,857      13,182,136     (2,487,608)      (319,382)        (572,908)
   Change in unrealized gains
     (losses) on investments........        296,790        (96,275)      15,416,329       (711,393)      2,353,424        (101,925)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        392,965        (95,480)      32,591,979       (539,612)      3,181,153          781,863
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         37,029          37,216       6,860,943       7,696,093        407,151          493,646
   Net transfers (including fixed
     account).......................          2,822          26,764     (6,524,100)     (6,118,085)      (187,370)      (1,085,003)
   Contract charges.................          (383)           (440)       (177,494)       (191,800)       (21,468)         (23,117)
   Transfers for contract benefits
     and terminations...............      (371,492)       (280,667)    (22,344,583)    (24,402,072)    (3,110,690)      (3,055,688)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (332,024)       (217,127)    (22,185,234)    (23,015,864)    (2,912,377)      (3,670,162)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................         60,941       (312,607)      10,406,745    (23,555,476)        268,776      (2,888,299)
NET ASSETS:
   Beginning of year................      2,068,621       2,381,228     213,824,134     237,379,610     25,924,805       28,813,104
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $    2,129,562  $    2,068,621 $   224,230,879  $  213,824,134 $   26,193,581   $   25,924,805
                                     ==============  ============== ===============  ============== ==============   ==============

                                                                          FTVIPT FRANKLIN INCOME
                                           FIDELITY VIP MID CAP                 SECURITIES
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $   (2,917,416)   $  (4,577,424) $    1,807,410   $    1,858,033
   Net realized gains (losses)......      26,258,921        6,541,449        251,057          561,856
   Change in unrealized gains
     (losses) on investments........       9,907,900     (40,829,193)      1,840,344      (2,039,182)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      33,249,405     (38,865,168)      3,898,811          380,707
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      10,365,662       12,531,076         73,349          227,117
   Net transfers (including fixed
     account).......................    (10,756,521)      (7,742,416)      3,927,427        2,134,661
   Contract charges.................       (106,107)        (123,455)        (7,367)          (8,310)
   Transfers for contract benefits
     and terminations...............    (37,874,468)     (45,265,492)    (7,742,097)     (12,982,341)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (38,371,434)     (40,600,287)    (3,748,688)     (10,628,873)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................     (5,122,029)     (79,465,455)        150,123     (10,248,166)
NET ASSETS:
   Beginning of year................     267,439,944      346,905,399     38,466,998       48,715,164
                                     ---------------   -------------- --------------   --------------
   End of year...................... $   262,317,915   $  267,439,944 $   38,617,121   $   38,466,998
                                     ===============   ============== ==============   ==============

                                          FTVIPT FRANKLIN RISING       FTVIPT FRANKLIN SMALL-MID CAP
                                           DIVIDENDS SECURITIES              GROWTH SECURITIES
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (65,554)   $     (92,642) $    (620,750)   $    (738,025)
   Net realized gains (losses)......         818,497          509,046      3,396,351        1,758,379
   Change in unrealized gains
     (losses) on investments........       1,229,328          492,548        276,252      (3,391,329)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       1,982,271          908,952      3,051,853      (2,370,975)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          35,945           86,719        333,633          328,562
   Net transfers (including fixed
     account).......................       (264,262)        1,243,437      (966,502)      (2,281,320)
   Contract charges.................         (7,675)          (7,961)       (12,963)         (15,286)
   Transfers for contract benefits
     and terminations...............     (3,653,849)      (3,285,346)    (5,167,132)      (6,873,511)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (3,889,841)      (1,963,151)    (5,812,964)      (8,841,555)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................     (1,907,570)      (1,054,199)    (2,761,111)     (11,212,530)
NET ASSETS:
   Beginning of year................      22,145,063       23,199,262     34,957,797       46,170,327
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    20,237,493   $   22,145,063 $   32,196,686   $   34,957,797
                                     ===============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                       FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON FOREIGN
                                     FTVIPT MUTUAL SHARES SECURITIES       MARKETS SECURITIES                  SECURITIES
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------   -------------- --------------   -------------- ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       92,497   $      208,025 $       52,090   $     (65,242) $     1,139,713  $     (86,068)
   Net realized gains (losses)......      (112,713)        (697,265)      (289,789)           12,802       (944,229)         898,333
   Change in unrealized gains
     (losses) on investments........      3,644,908        (432,198)      3,136,219      (5,395,367)      13,948,363    (14,200,122)
                                     --------------   -------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      3,624,692        (921,438)      2,898,520      (5,447,807)      14,143,847    (13,387,857)
                                     --------------   -------------- --------------   -------------- ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         71,335          102,557      1,469,993        1,787,892       1,440,354       1,691,780
   Net transfers (including fixed
     account).......................    (1,093,683)      (1,285,384)    (1,429,738)      (2,027,823)     (3,163,312)     (5,748,550)
   Contract charges.................       (12,225)         (15,138)       (14,972)         (17,300)        (24,492)        (29,500)
   Transfers for contract benefits
     and terminations...............    (9,188,675)     (11,663,683)    (2,169,694)      (2,708,122)    (12,879,146)    (20,507,747)
                                     --------------   -------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (10,223,248)     (12,861,648)    (2,144,411)      (2,965,353)    (14,626,596)    (24,594,017)
                                     --------------   -------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets................    (6,598,556)     (13,783,086)        754,109      (8,413,160)       (482,749)    (37,981,874)
NET ASSETS:
   Beginning of year................     33,103,285       46,886,371     25,681,955       34,095,115      95,843,960     133,825,834
                                     --------------   -------------- --------------   -------------- ---------------  --------------
   End of year...................... $   26,504,729   $   33,103,285 $   26,436,064   $   25,681,955 $    95,361,211  $   95,843,960
                                     ==============   ============== ==============   ============== ===============  ==============


                                     INVESCO V.I. DIVERSIFIED DIVIDEND INVESCO V.I. GOVERNMENT SECURITIES
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------- ----------------------------------
                                           2012             2011              2012           2011 (a)
                                      --------------   ---------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (5,721)   $      (11,070)   $      209,049   $    (280,650)
   Net realized gains (losses)......          46,105            17,439          314,611          279,430
   Change in unrealized gains
     (losses) on investments........         175,602          (45,194)        (426,184)        1,275,198
                                      --------------   ---------------   --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         215,986          (38,825)           97,476        1,273,978
                                      --------------   ---------------   --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           1,194                 5            8,100           16,164
   Net transfers (including fixed
     account).......................        (51,056)          (77,150)        (166,931)       24,854,553
   Contract charges.................           (156)             (167)          (3,205)          (3,984)
   Transfers for contract benefits
     and terminations...............       (313,733)         (357,820)      (3,955,771)      (5,263,451)
                                      --------------   ---------------   --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       (363,751)         (435,132)      (4,117,807)       19,603,282
                                      --------------   ---------------   --------------   --------------
     Net increase (decrease)
       in net assets................       (147,765)         (473,957)      (4,020,331)       20,877,260
NET ASSETS:
   Beginning of year................       1,552,411         2,026,368       20,877,260               --
                                      --------------   ---------------   --------------   --------------
   End of year......................  $    1,404,646   $     1,552,411   $   16,856,929   $   20,877,260
                                      ==============   ===============   ==============   ==============


                                       INVESCO V.I. S&P 500 INDEX         INVESCO V.I. UTILITIES
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (14,738)   $     (17,436) $        26,983   $       28,915
   Net realized gains (losses)......        140,465          210,784          80,133         (33,637)
   Change in unrealized gains
     (losses) on investments........        263,167        (334,887)        (73,979)          316,207
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        388,894        (141,539)          33,137          311,485
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             --               --           1,896            2,326
   Net transfers (including fixed
     account).......................      (133,975)      (3,193,636)         (5,416)          188,313
   Contract charges.................          (551)            (765)           (747)            (726)
   Transfers for contract benefits
     and terminations...............      (609,963)        (898,702)       (429,489)        (475,159)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (744,489)      (4,093,103)       (433,756)        (285,246)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................      (355,595)      (4,234,642)       (400,619)           26,239
NET ASSETS:
   Beginning of year................      3,145,074        7,379,716       2,366,759        2,340,520
                                     --------------   -------------- ---------------   --------------
   End of year...................... $    2,789,479   $    3,145,074 $     1,966,140   $    2,366,759
                                     ==============   ============== ===============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       INVESCO V.I. VAN KAMPEN        INVESCO V.I. VAN KAMPEN         INVESCO V.I. VAN KAMPEN
                                         AMERICAN FRANCHISE                  COMSTOCK                    EQUITY AND INCOME
                                             SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------ ------------------------------ ------------------------------
                                         2012            2011           2012          2011 (a)         2012            2011
                                    --------------  -------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    (208,599)  $    (236,887) $          858  $     (96,993) $       16,354  $      269,369
   Net realized gains (losses).....        517,385         898,553        (7,149)       (114,472)      4,276,625       3,304,871
   Change in unrealized gains
     (losses) on investments.......        971,254     (1,481,583)      1,305,188       (920,262)      5,503,768     (6,928,875)
                                    --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      1,280,040       (819,917)      1,298,897     (1,131,727)      9,796,747     (3,354,635)
                                    --------------  -------------- --------------  -------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,146           3,459            361               1        213,015         622,341
   Net transfers (including fixed
     account)......................      (475,619)       (353,803)      (246,949)       9,987,817    (2,416,792)     (3,604,380)
   Contract charges................        (3,377)         (3,941)        (1,700)         (1,981)       (33,275)        (42,256)
   Transfers for contract benefits
     and terminations..............    (1,669,817)     (2,542,135)    (1,266,249)       (811,567)   (30,869,610)    (35,142,469)
                                    --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..    (2,145,667)     (2,896,420)    (1,514,537)       9,174,270   (33,106,662)    (38,166,764)
                                    --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets...............      (865,627)     (3,716,337)      (215,640)       8,042,543   (23,309,915)    (41,521,399)
NET ASSETS:
   Beginning of year...............     11,358,588      15,074,925      8,042,543              --    103,925,502     145,446,901
                                    --------------  -------------- --------------  -------------- --------------  --------------
   End of year..................... $   10,492,961  $   11,358,588 $    7,826,903  $    8,042,543 $   80,615,587  $  103,925,502
                                    ==============  ============== ==============  ============== ==============  ==============

                                        INVESCO V.I. VAN KAMPEN
                                           GROWTH AND INCOME           JANUS ASPEN ENTERPRISE           JANUS ASPEN OVERSEAS
                                              SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------ ------------------------------- -------------------------------
                                         2012             2011          2012             2011           2012             2011
                                    --------------   ------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    (368,946)   $   (768,352) $    (212,620)   $    (238,761) $    (382,361)   $    (686,826)
   Net realized gains (losses).....      3,072,038       2,595,490        846,540        1,018,681      4,705,470        2,169,526
   Change in unrealized gains
     (losses) on investments.......      8,408,985     (5,959,759)      1,321,397      (1,209,794)      1,651,324     (29,566,214)
                                    --------------   ------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     11,112,077     (4,132,621)      1,955,317        (429,874)      5,974,433     (28,083,514)
                                    --------------   ------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        266,480         324,740        267,589          305,103      2,968,757        3,980,041
   Net transfers (including fixed
     account)......................    (1,811,856)     (4,750,984)        108,869        (768,032)    (3,474,120)      (5,295,000)
   Contract charges................       (39,879)        (48,374)        (3,043)          (3,709)       (34,603)         (43,630)
   Transfers for contract benefits
     and terminations..............   (21,113,886)    (26,963,743)    (2,317,257)      (3,016,876)    (4,488,415)      (8,314,131)
                                    --------------   ------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (22,699,141)    (31,438,361)    (1,943,842)      (3,483,514)    (5,028,381)      (9,672,720)
                                    --------------   ------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............   (11,587,064)    (35,570,982)         11,475      (3,913,388)        946,052     (37,756,234)
NET ASSETS:
   Beginning of year...............     95,293,683     130,864,665     13,553,349       17,466,737     53,633,655       91,389,889
                                    --------------   ------------- --------------   -------------- --------------   --------------
   End of year..................... $   83,706,619   $  95,293,683 $   13,564,824   $   13,553,349 $   54,579,707   $   53,633,655
                                    ==============   ============= ==============   ============== ==============   ==============


                                         JANUS ASPEN WORLDWIDE
                                              SUBACCOUNT
                                    -------------------------------
                                         2012             2011
                                    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $        2,142   $        (902)
   Net realized gains (losses).....          (167)           16,054
   Change in unrealized gains
     (losses) on investments.......        146,904        (150,745)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        148,879        (135,593)
                                    --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         64,175           79,663
   Net transfers (including fixed
     account)......................       (48,601)         (52,705)
   Contract charges................           (12)             (13)
   Transfers for contract benefits
     and terminations..............       (40,800)        (166,824)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (25,238)        (139,879)
                                    --------------   --------------
     Net increase (decrease)
       in net assets...............        123,641        (275,472)
NET ASSETS:
   Beginning of year...............        797,166        1,072,638
                                    --------------   --------------
   End of year..................... $      920,807   $      797,166
                                    ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                      LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                           AGGRESSIVE GROWTH                 APPRECIATION                EQUITY INCOME BUILDER
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $  (4,814,580)  $  (6,528,490) $    (338,582)   $    (575,412) $    1,153,234   $    1,917,977
   Net realized gains (losses)......     44,085,430      29,837,439     11,541,475        5,284,146    (2,380,705)      (7,975,402)
   Change in unrealized gains
     (losses) on investments........     23,116,839    (15,938,881)     34,435,202        (460,520)     16,441,244       11,691,431
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     62,387,689       7,370,068     45,638,095        4,248,214     15,213,773        5,634,006
                                     --------------  -------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      3,566,611       4,001,388      1,791,990        2,353,479        339,783          510,457
   Net transfers (including fixed
     account).......................   (15,777,633)    (21,773,662)    (8,210,376)     (14,061,686)          6,397       29,027,359
   Contract charges.................      (247,106)       (287,914)      (216,634)        (254,296)       (52,471)         (61,858)
   Transfers for contract benefits
     and terminations...............   (76,445,520)    (94,403,126)   (71,941,731)     (87,046,432)   (27,333,135)     (30,054,870)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (88,903,648)   (112,463,314)   (78,576,751)     (99,008,935)   (27,039,426)        (578,912)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................   (26,515,959)   (105,093,246)   (32,938,656)     (94,760,721)   (11,825,653)        5,055,094
NET ASSETS:
   Beginning of year................    392,842,683     497,935,929    345,221,069      439,981,790    135,638,200      130,583,106
                                     --------------  -------------- --------------   -------------- --------------   --------------
   End of year...................... $  366,326,724  $  392,842,683 $  312,282,413   $  345,221,069 $  123,812,547   $  135,638,200
                                     ==============  ============== ==============   ============== ==============   ==============

                                       LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE
                                        FUNDAMENTAL ALL CAP VALUE            LARGE CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     --------------   --------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       87,097   $   (1,295,681) $    (995,851)   $  (1,358,486)
   Net realized gains (losses)......        297,028       (2,424,527)     10,988,853        3,861,207
   Change in unrealized gains
     (losses) on investments........     43,071,355      (27,146,877)      7,312,286      (4,786,309)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     43,455,480      (30,867,085)     17,305,288      (2,283,588)
                                     --------------   --------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      3,007,764         3,535,545        727,124          748,149
   Net transfers (including fixed
     account).......................   (10,124,391)       (8,099,229)    (3,735,251)      (3,105,994)
   Contract charges.................      (171,837)         (206,637)       (39,057)         (45,515)
   Transfers for contract benefits
     and terminations...............   (69,240,823)      (87,706,979)   (16,061,095)     (20,471,397)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (76,529,287)      (92,477,300)   (19,108,279)     (22,874,757)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets................   (33,073,807)     (123,344,385)    (1,802,991)     (25,158,345)
NET ASSETS:
   Beginning of year................    354,783,689       478,128,074     99,836,845      124,995,190
                                     --------------   --------------- --------------   --------------
   End of year...................... $  321,709,882   $   354,783,689 $   98,033,854   $   99,836,845
                                     ==============   =============== ==============   ==============

                                       LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP VALUE                   MID CAP CORE
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    1,016,861   $    1,008,601 $     (377,630)   $    (889,563)
   Net realized gains (losses)......      (307,541)      (3,263,606)       2,098,149        1,201,339
   Change in unrealized gains
     (losses) on investments........     18,178,454        7,717,041       4,560,303      (2,733,518)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     18,887,774        5,462,036       6,280,822      (2,421,742)
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        759,512        1,097,993         109,113          130,996
   Net transfers (including fixed
     account).......................    (2,998,025)      (4,309,355)     (1,098,264)      (2,693,828)
   Contract charges.................       (73,396)         (84,125)        (17,321)         (21,823)
   Transfers for contract benefits
     and terminations...............   (19,375,272)     (24,818,658)     (8,867,245)     (13,744,841)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (21,687,181)     (28,114,145)     (9,873,717)     (16,329,496)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................    (2,799,407)     (22,652,109)     (3,592,895)     (18,751,238)
NET ASSETS:
   Beginning of year................    134,081,143      156,733,252      42,401,069       61,152,307
                                     --------------   -------------- ---------------   --------------
   End of year...................... $  131,281,736   $  134,081,143 $    38,808,174   $   42,401,069
                                     ==============   ============== ===============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       LMPVET CLEARBRIDGE VARIABLE      LMPVET INVESTMENT COUNSEL     LMPVET VARIABLE LIFESTYLE
                                            SMALL CAP GROWTH            VARIABLE SOCIAL AWARENESS          ALLOCATION 50%
                                               SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                     ------------------------------- ------------------------------ ------------------------------
                                          2012             2011           2012            2011           2012            2011
                                     --------------   -------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (788,395)   $  (1,070,566) $       50,226  $    (137,805) $      794,452  $      783,541
   Net realized gains (losses)......      5,971,824        3,639,657        671,030         291,982      1,189,253         651,161
   Change in unrealized gains
     (losses) on investments........      4,719,516      (2,303,613)      3,239,630       (766,908)      6,234,000     (1,482,053)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      9,902,945          265,478      3,960,886       (612,731)      8,217,705        (47,351)
                                     --------------   -------------- --------------  -------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        592,445          829,628        848,103       1,020,601        171,607         336,719
   Net transfers (including fixed
     account).......................    (1,810,170)        (630,880)    (1,059,503)     (1,000,640)        466,107       (104,821)
   Contract charges.................       (21,924)         (24,623)       (38,575)        (43,121)       (44,091)        (52,106)
   Transfers for contract benefits
     and terminations...............   (11,517,060)     (12,468,979)    (5,534,979)     (8,675,764)   (15,336,669)    (20,411,041)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (12,756,709)     (12,294,854)    (5,784,954)     (8,698,924)   (14,743,046)    (20,231,249)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets................    (2,853,764)     (12,029,376)    (1,824,068)     (9,311,655)    (6,525,341)    (20,278,600)
NET ASSETS:
   Beginning of year................     59,480,568       71,509,944     43,793,657      53,105,312     77,471,705      97,750,305
                                     --------------   -------------- --------------  -------------- --------------  --------------
   End of year...................... $   56,626,804   $   59,480,568 $   41,969,589  $   43,793,657 $   70,946,364  $   77,471,705
                                     ==============   ============== ==============  ============== ==============  ==============

                                        LMPVET VARIABLE LIFESTYLE       LMPVET VARIABLE LIFESTYLE     LMPVIT WESTERN ASSET VARIABLE
                                             ALLOCATION 70%                  ALLOCATION 85%              GLOBAL HIGH YIELD BOND
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------   -------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      375,508   $      189,559 $       71,869   $      (5,604) $      571,247   $      704,903
   Net realized gains (losses)......         39,219        (399,157)      (119,023)        (417,220)       (40,295)         (65,788)
   Change in unrealized gains
     (losses) on investments........      4,822,006        (543,178)      3,658,299        (581,634)      1,171,574        (609,805)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      5,236,733        (752,776)      3,611,145      (1,004,458)      1,702,526           29,310
                                     --------------   -------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        120,645          242,607         97,174          157,469          7,382            2,164
   Net transfers (including fixed
     account).......................      (273,998)        (315,827)      (760,712)        (232,166)      (339,514)         (24,319)
   Contract charges.................       (41,133)         (48,215)       (31,702)         (36,441)        (1,739)          (1,977)
   Transfers for contract benefits
     and terminations...............    (7,899,829)     (10,790,019)    (5,203,494)      (5,105,423)    (1,945,028)      (2,643,621)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (8,094,315)     (10,911,454)    (5,898,734)      (5,216,561)    (2,278,899)      (2,667,753)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (2,857,582)     (11,664,230)    (2,287,589)      (6,221,019)      (576,373)      (2,638,443)
NET ASSETS:
   Beginning of year................     43,491,060       55,155,290     27,425,036       33,646,055     11,544,768       14,183,211
                                     --------------   -------------- --------------   -------------- --------------   --------------
   End of year...................... $   40,633,478   $   43,491,060 $   25,137,447   $   27,425,036 $   10,968,395   $   11,544,768
                                     ==============   ============== ==============   ============== ==============   ==============

                                      LMPVIT WESTERN ASSET VARIABLE
                                               HIGH INCOME
                                               SUBACCOUNT
                                     -------------------------------
                                          2012             2011
                                     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    6,915,426   $    8,354,735
   Net realized gains (losses)......    (2,933,206)      (4,102,865)
   Change in unrealized gains
     (losses) on investments........     12,556,579      (2,567,605)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     16,538,799        1,684,265
                                     --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        126,420          270,029
   Net transfers (including fixed
     account).......................    (1,651,746)      (2,507,937)
   Contract charges.................       (37,222)         (46,114)
   Transfers for contract benefits
     and terminations...............   (22,011,987)     (30,203,089)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (23,574,535)     (32,487,111)
                                     --------------   --------------
     Net increase (decrease)
       in net assets................    (7,035,736)     (30,802,846)
NET ASSETS:
   Beginning of year................    113,968,018      144,770,864
                                     --------------   --------------
   End of year...................... $  106,932,282   $  113,968,018
                                     ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                     MIST AMERICAN FUNDS BALANCED     MIST AMERICAN FUNDS GROWTH     MIST AMERICAN FUNDS MODERATE
                                              ALLOCATION                      ALLOCATION                      ALLOCATION
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       22,182  $       15,187 $         9,809  $        8,703 $       18,164   $        9,697
   Net realized gains (losses)......         48,473          88,650          28,530          70,376         27,405           24,779
   Change in unrealized gains
     (losses) on investments........        188,559       (158,223)         198,921       (198,256)        108,490         (44,519)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        259,214        (54,386)         237,260       (119,177)        154,059         (10,043)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        561,361         447,832         574,068         479,768        424,405          371,069
   Net transfers (including fixed
     account).......................       (28,923)         242,372        (68,125)        (41,373)        218,100              840
   Contract charges.................           (51)            (73)            (56)            (19)          (183)            (140)
   Transfers for contract benefits
     and terminations...............      (173,711)     (1,077,219)       (159,244)     (1,096,245)      (112,163)        (232,823)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        358,676       (387,088)         346,643       (657,869)        530,159          138,946
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................        617,890       (441,474)         583,903       (777,046)        684,218          128,903
NET ASSETS:
   Beginning of year................      1,813,962       2,255,436       1,437,020       2,214,066      1,349,864        1,220,961
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $    2,431,852  $    1,813,962 $     2,020,923  $    1,437,020 $    2,034,082   $    1,349,864
                                     ==============  ============== ===============  ============== ==============   ==============


                                         MIST BLACKROCK HIGH YIELD     MIST BLACKROCK LARGE CAP CORE
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     7,611,283   $    7,769,514 $    (223,173)   $    (286,746)
   Net realized gains (losses)......       3,342,309        1,972,832      (871,444)      (1,811,495)
   Change in unrealized gains
     (losses) on investments........       7,720,031      (8,138,446)      6,281,384        1,772,980
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      18,673,623        1,603,900      5,186,767        (325,261)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       1,945,799        2,433,464        315,431          335,464
   Net transfers (including fixed
     account).......................       1,500,903        (513,689)      (886,017)        (299,826)
   Contract charges.................        (53,044)         (56,352)       (35,808)         (41,177)
   Transfers for contract benefits
     and terminations...............    (21,972,385)     (21,000,450)    (7,872,380)      (8,568,739)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (18,578,727)     (19,137,027)    (8,478,774)      (8,574,278)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................          94,896     (17,533,127)    (3,292,007)      (8,899,539)
NET ASSETS:
   Beginning of year................     132,699,654      150,232,781     46,041,512       54,941,051
                                     ---------------   -------------- --------------   --------------
   End of year...................... $   132,794,550   $  132,699,654 $   42,749,505   $   46,041,512
                                     ===============   ============== ==============   ==============


                                      MIST CLARION GLOBAL REAL ESTATE   MIST DREMAN SMALL CAP VALUE
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       532,206   $    2,069,469 $     (92,716)   $       21,238
   Net realized gains (losses)......     (3,134,837)      (6,209,887)        303,468          554,169
   Change in unrealized gains
     (losses) on investments........      18,607,737      (1,177,992)      1,354,946      (2,311,385)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      16,005,106      (5,318,410)      1,565,698      (1,735,978)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       1,841,167        2,035,180        423,618          368,233
   Net transfers (including fixed
     account).......................     (1,277,816)      (2,466,083)      (340,717)        (250,753)
   Contract charges.................        (29,775)         (32,498)        (3,488)          (4,019)
   Transfers for contract benefits
     and terminations...............    (10,374,122)     (11,181,915)    (1,702,034)      (2,361,256)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (9,840,546)     (11,645,316)    (1,622,621)      (2,247,795)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................       6,164,560     (16,963,726)       (56,923)      (3,983,773)
NET ASSETS:
   Beginning of year................      69,888,004       86,851,730     11,958,752       15,942,525
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    76,052,564   $   69,888,004 $   11,901,829   $   11,958,752
                                     ===============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                          MIST HARRIS OAKMARK
                                             INTERNATIONAL           MIST INVESCO SMALL CAP GROWTH         MIST JANUS FORTY
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      142,371  $  (1,262,468) $    (219,568)   $    (242,404) $  (4,180,016)   $    2,911,960
   Net realized gains (losses)......    (1,522,520)     (2,163,527)      1,366,907          628,670      1,098,638      (4,551,244)
   Change in unrealized gains
     (losses) on investments........     17,503,483     (8,551,550)        768,284        (841,194)     98,730,778     (41,942,954)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     16,123,334    (11,977,545)      1,915,623        (454,928)     95,649,400     (43,582,238)
                                     --------------  -------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,051,982       1,183,060        192,144          190,130     12,610,741       15,689,596
   Net transfers (including fixed
     account).......................    (1,000,166)     (2,224,130)      (678,893)        1,697,055   (14,947,078)     (21,711,758)
   Contract charges.................       (17,447)        (19,939)        (3,133)          (3,587)      (399,210)        (423,292)
   Transfers for contract benefits
     and terminations...............    (8,915,818)    (13,266,257)    (2,462,177)      (2,341,694)   (49,205,210)     (53,222,812)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (8,881,449)    (14,327,266)    (2,952,059)        (458,096)   (51,940,757)     (59,668,266)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      7,241,885    (26,304,811)    (1,036,436)        (913,024)     43,708,643    (103,250,504)
NET ASSETS:
   Beginning of year................     63,201,065      89,505,876     12,577,822       13,490,846    460,047,500      563,298,004
                                     --------------  -------------- --------------   -------------- --------------   --------------
   End of year...................... $   70,442,950  $   63,201,065 $   11,541,386   $   12,577,822 $  503,756,143   $  460,047,500
                                     ==============  ============== ==============   ============== ==============   ==============

                                        MIST LEGG MASON CLEARBRIDGE      MIST LOOMIS SAYLES GLOBAL
                                             AGGRESSIVE GROWTH                    MARKETS
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (54,095)   $     (35,457) $    2,032,676   $    2,134,420
   Net realized gains (losses)......          72,205          (7,738)      2,483,209        1,701,587
   Change in unrealized gains
     (losses) on investments........         470,746        (234,951)     18,401,482      (7,312,567)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         488,856        (278,146)     22,917,367      (3,476,560)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         216,872          115,480      3,393,868        4,338,907
   Net transfers (including fixed
     account).......................       (333,489)        3,456,495    (5,232,576)      (3,721,255)
   Contract charges.................           (346)            (406)      (109,706)        (118,081)
   Transfers for contract benefits
     and terminations...............       (293,220)        (491,613)   (16,179,822)     (16,032,651)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       (410,183)        3,079,956   (18,128,236)     (15,533,080)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................          78,673        2,801,810      4,789,131     (19,009,640)
NET ASSETS:
   Beginning of year................       2,996,585          194,775    150,849,568      169,859,208
                                     ---------------   -------------- --------------   --------------
   End of year...................... $     3,075,258   $    2,996,585 $  155,638,699   $  150,849,568
                                     ===============   ============== ==============   ==============

                                          MIST LORD ABBETT BOND
                                                DEBENTURE             MIST LORD ABBETT MID CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     --------------    -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    3,356,304    $    3,061,826 $    (828,299)   $    (718,592)
   Net realized gains (losses)......      1,403,323         1,724,630    (1,449,083)      (2,450,156)
   Change in unrealized gains
     (losses) on investments........      1,326,661       (2,623,590)      7,840,704          683,560
                                     --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      6,086,288         2,162,866      5,563,322      (2,485,188)
                                     --------------    -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        375,961           476,893        273,799          276,401
   Net transfers (including fixed
     account).......................    (1,732,389)         (844,181)     13,349,622      (2,902,955)
   Contract charges.................       (15,373)          (18,259)       (12,072)         (10,945)
   Transfers for contract benefits
     and terminations...............   (10,567,168)      (13,631,379)    (7,617,589)      (8,378,011)
                                     --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (11,938,969)      (14,016,926)      5,993,760     (11,015,510)
                                     --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (5,852,681)      (11,854,060)     11,557,082     (13,500,698)
NET ASSETS:
   Beginning of year................     57,917,544        69,771,604     45,537,282       59,037,980
                                     --------------    -------------- --------------   --------------
   End of year...................... $   52,064,863    $   57,917,544 $   57,094,364   $   45,537,282
                                     ==============    ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                         MIST MET/EATON VANCE
                                             FLOATING RATE          MIST MET/FRANKLIN MUTUAL SHARES    MIST MET/TEMPLETON GROWTH
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        3,907  $      (2,850) $      (10,848)  $        9,129 $     (65,160)   $    (387,755)
   Net realized gains (losses)......         11,499           (931)         132,409          55,962      1,173,710          (8,261)
   Change in unrealized gains
     (losses) on investments........         69,646        (13,103)        (26,811)        (99,318)      6,834,924      (6,650,212)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         85,052        (16,884)          94,750        (34,227)      7,943,474      (7,046,228)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         31,408           4,531           1,823              --         41,898           36,255
   Net transfers (including fixed
     account).......................      1,427,064       3,671,314          37,009         301,484    (1,771,330)       27,571,445
   Contract charges.................          (170)           (101)            (87)            (78)       (15,980)         (19,482)
   Transfers for contract benefits
     and terminations...............      (305,479)     (3,144,532)       (286,859)        (79,747)    (8,993,889)     (12,667,987)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      1,152,823         531,212       (248,114)         221,659   (10,739,301)       14,920,231
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      1,237,875         514,328       (153,364)         187,432    (2,795,827)        7,874,003
NET ASSETS:
   Beginning of year................      1,239,402         725,074         933,129         745,697     44,468,910       36,594,907
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $    2,477,277  $    1,239,402 $       779,765  $      933,129 $   41,673,083   $   44,468,910
                                     ==============  ============== ===============  ============== ==============   ==============


                                     MIST METLIFE AGGRESSIVE STRATEGY MIST METLIFE BALANCED STRATEGY
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012            2011 (a)         2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (324,721)   $    (449,536) $       36,506   $     (89,409)
   Net realized gains (losses)......       (307,784)        (708,953)        772,633          923,392
   Change in unrealized gains
     (losses) on investments........       8,071,655      (7,641,139)      1,614,962      (1,653,151)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       7,439,150      (8,799,628)      2,424,101        (819,168)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       2,856,173        2,050,844         64,103           44,387
   Net transfers (including fixed
     account).......................     (1,523,425)       59,877,668      (110,062)          651,718
   Contract charges.................        (61,060)         (63,619)        (5,307)          (6,166)
   Transfers for contract benefits
     and terminations...............     (3,722,535)      (3,468,760)    (2,334,802)      (2,543,987)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (2,450,847)       58,396,133    (2,386,068)      (1,854,048)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................       4,988,303       49,596,505         38,033      (2,673,216)
NET ASSETS:
   Beginning of year................      49,596,505               --     21,835,599       24,508,815
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    54,584,808   $   49,596,505 $   21,873,632   $   21,835,599
                                     ===============   ============== ==============   ==============


                                       MIST METLIFE GROWTH STRATEGY   MIST METLIFE MODERATE STRATEGY
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (66,568)   $     (96,968) $       87,748   $     (43,199)
   Net realized gains (losses)......         800,368          884,077        445,713          861,190
   Change in unrealized gains
     (losses) on investments........       1,709,951      (1,953,025)        858,237      (1,203,271)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       2,443,751      (1,165,916)      1,391,698        (385,280)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          28,000           35,834         51,150          125,875
   Net transfers (including fixed
     account).......................       (562,907)        (580,275)      (187,325)        (916,243)
   Contract charges.................         (5,356)          (6,165)        (4,299)          (4,555)
   Transfers for contract benefits
     and terminations...............     (1,471,796)      (1,748,243)    (1,163,974)        (941,672)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (2,012,059)      (2,298,849)    (1,304,448)      (1,736,595)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................         431,692      (3,464,765)         87,250      (2,121,875)
NET ASSETS:
   Beginning of year................      18,833,183       22,297,948     14,146,314       16,268,189
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    19,264,875   $   18,833,183 $   14,233,564   $   14,146,314
                                     ===============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       MIST MFS EMERGING MARKETS
                                                EQUITY              MIST MFS RESEARCH INTERNATIONAL        MIST MLA MID CAP
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- --------------   -------------- --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (727,859)  $    (272,929) $      377,389   $    (340,832) $    (643,854)  $     (470,532)
   Net realized gains (losses)......         67,203         884,647    (4,460,099)      (3,863,221)        847,029        1,038,406
   Change in unrealized gains
     (losses) on investments........     12,358,695    (20,750,405)     17,574,640     (15,112,552)      3,077,619      (6,270,867)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     11,698,039    (20,138,687)     13,491,930     (19,316,605)      3,280,794      (5,702,993)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        308,800         736,246      1,077,006          969,181      1,415,508        1,880,991
   Net transfers (including fixed
     account).......................    (2,197,101)     (1,700,011)    (3,454,724)       62,455,106    (2,467,568)      (1,012,070)
   Contract charges.................       (14,187)        (18,043)       (51,859)         (63,689)       (35,746)         (41,922)
   Transfers for contract benefits
     and terminations...............   (11,300,655)    (18,266,654)   (15,776,853)     (16,874,713)    (8,687,206)     (11,167,423)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (13,203,143)    (19,248,462)   (18,206,430)       46,485,885    (9,775,012)     (10,340,424)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets................    (1,505,104)    (39,387,149)    (4,714,500)       27,169,280    (6,494,218)     (16,043,417)
NET ASSETS:
   Beginning of year................     74,236,005     113,623,154     99,020,711       71,851,431     78,292,549       94,335,966
                                     --------------  -------------- --------------   -------------- --------------  ---------------
   End of year...................... $   72,730,901  $   74,236,005 $   94,306,211   $   99,020,711 $   71,798,331  $    78,292,549
                                     ==============  ============== ==============   ============== ==============  ===============

                                       MIST MORGAN STANLEY MID CAP    MIST PIMCO INFLATION PROTECTED
                                                 GROWTH                            BOND
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012             2011            2012             2011
                                     --------------   --------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (233,311)   $     (179,788) $    1,829,534   $      145,570
   Net realized gains (losses)......        408,285         1,456,517      8,795,864        7,364,082
   Change in unrealized gains
     (losses) on investments........        742,007       (2,415,947)    (2,029,603)        2,785,833
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        916,981       (1,139,218)      8,595,795       10,295,485
                                     --------------   --------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         59,160            58,613      2,689,139        2,185,285
   Net transfers (including fixed
     account).......................        170,802       (1,131,285)      9,298,774       12,004,968
   Contract charges.................        (2,115)           (2,680)       (29,649)         (29,494)
   Transfers for contract benefits
     and terminations...............    (1,978,573)       (2,903,439)   (18,834,647)     (19,122,773)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,750,726)       (3,978,791)    (6,876,383)      (4,962,014)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets................      (833,745)       (5,118,009)      1,719,412        5,333,471
NET ASSETS:
   Beginning of year................     12,904,996        18,023,005    115,644,635      110,311,164
                                     --------------   --------------- --------------   --------------
   End of year...................... $   12,071,251   $    12,904,996 $  117,364,047   $  115,644,635
                                     ==============   =============== ==============   ==============


                                         MIST PIMCO TOTAL RETURN             MIST PIONEER FUND
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    5,709,092   $    3,966,637 $     (50,580)    $    (353,752)
   Net realized gains (losses)......      7,774,845       22,191,385        982,682         1,322,323
   Change in unrealized gains
     (losses) on investments........     14,475,036     (20,363,357)      4,172,837       (7,168,938)
                                     --------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     27,958,973        5,794,665      5,104,939       (6,200,367)
                                     --------------   -------------- --------------    --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      6,402,752        9,247,517        744,386           809,675
   Net transfers (including fixed
     account).......................     10,751,704       28,814,382    (1,505,451)        28,711,482
   Contract charges.................       (89,753)        (102,632)       (29,490)          (34,374)
   Transfers for contract benefits
     and terminations...............   (64,344,973)     (77,141,150)    (8,148,327)      (11,845,107)
                                     --------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (47,280,270)     (39,181,883)    (8,938,882)        17,641,676
                                     --------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets................   (19,321,297)     (33,387,218)    (3,833,943)        11,441,309
NET ASSETS:
   Beginning of year................    397,228,650      430,615,868     60,273,626        48,832,317
                                     --------------   -------------- --------------    --------------
   End of year...................... $  377,907,353   $  397,228,650 $   56,439,683    $   60,273,626
                                     ==============   ============== ==============    ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                         MIST SSGA GROWTH AND
                                     MIST PIONEER STRATEGIC INCOME        MIST RCM TECHNOLOGY                 INCOME ETF
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- ------------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------- --------------  --------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $   7,217,786   $    7,733,913 $    (152,817)  $     (133,606) $    1,347,109  $      633,457
   Net realized gains (losses)......     6,866,347       11,704,292        795,289         (82,392)      3,698,820       3,384,658
   Change in unrealized gains
     (losses) on investments........     6,409,275     (14,503,293)        260,043      (1,765,055)      8,035,731     (4,165,475)
                                     -------------   -------------- --------------  --------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............    20,493,408        4,934,912        902,515      (1,981,053)     13,081,660       (147,360)
                                     -------------   -------------- --------------  --------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........     1,838,698        1,912,985         17,977           19,287      3,902,222       4,286,666
   Net transfers (including fixed
     account).......................     7,400,345        4,993,451      (239,165)        8,738,253    (1,715,029)     (2,721,856)
   Contract charges.................      (58,800)         (66,671)        (3,087)          (3,627)      (155,371)       (167,224)
   Transfers for contract benefits
     and terminations...............  (39,879,979)     (54,284,819)    (1,753,489)        (926,869)    (8,966,183)    (10,534,334)
                                     -------------   -------------- --------------  --------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...  (30,699,736)     (47,445,054)    (1,977,764)        7,827,044    (6,934,361)     (9,136,748)
                                     -------------   -------------- --------------  --------------- --------------  --------------
     Net increase (decrease)
       in net assets................  (10,206,328)     (42,510,142)    (1,075,249)        5,845,991      6,147,299     (9,284,108)
NET ASSETS:
   Beginning of year................   224,047,122      266,557,264      8,570,794        2,724,803    117,213,928     126,498,036
                                     -------------   -------------- --------------  --------------- --------------  --------------
   End of year...................... $ 213,840,794   $  224,047,122 $    7,495,545  $     8,570,794 $  123,361,227  $  117,213,928
                                     =============   ============== ==============  =============== ==============  ==============

                                                                      MIST T. ROWE PRICE LARGE CAP
                                          MIST SSGA GROWTH ETF                    VALUE
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- -------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      993,049   $      568,982 $    (408,680)   $  (1,503,367)
   Net realized gains (losses)......      6,305,964          855,233    (3,066,751)      (5,999,706)
   Change in unrealized gains
     (losses) on investments........     11,324,188      (6,336,615)     20,922,598         (22,210)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     18,623,201      (4,912,400)     17,447,167      (7,525,283)
                                     --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      5,627,082        6,533,689      1,145,490        1,256,529
   Net transfers (including fixed
     account).......................    (4,385,270)      (5,362,569)    (3,942,231)      (3,924,121)
   Contract charges.................      (188,943)        (204,001)       (31,573)         (35,852)
   Transfers for contract benefits
     and terminations...............   (12,418,857)     (11,423,883)   (15,727,373)     (20,783,202)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (11,365,988)     (10,456,764)   (18,555,687)     (23,486,646)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      7,257,213     (15,369,164)    (1,108,520)     (31,011,929)
NET ASSETS:
   Beginning of year................    141,546,856      156,916,020    117,195,273      148,207,202
                                     --------------   -------------- --------------   --------------
   End of year...................... $  148,804,069   $  141,546,856 $  116,086,753   $  117,195,273
                                     ==============   ============== ==============   ==============

                                       MIST T. ROWE PRICE MID CAP
                                                 GROWTH               MIST THIRD AVENUE SMALL CAP VALUE
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------- ---------------------------------
                                          2012              2011            2012             2011
                                     --------------   ---------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (62,018)   $      (72,602)  $  (1,950,747)   $    (669,137)
   Net realized gains (losses)......        574,317           338,144     (2,049,928)      (3,461,170)
   Change in unrealized gains
     (losses) on investments........      (133,949)         (449,435)      23,044,283     (11,812,952)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        378,350         (183,893)      19,043,608     (15,943,259)
                                     --------------   ---------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,122            22,199       2,985,194        3,734,056
   Net transfers (including fixed
     account).......................      (425,485)           730,834     (5,087,359)        2,358,574
   Contract charges.................          (526)             (634)        (63,560)         (72,447)
   Transfers for contract benefits
     and terminations...............      (632,053)         (705,536)    (17,033,883)     (20,445,343)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,056,942)            46,863    (19,199,608)     (14,425,160)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets................      (678,592)         (137,030)       (156,000)     (30,368,419)
NET ASSETS:
   Beginning of year................      3,490,853         3,627,883     125,154,359      155,522,778
                                     --------------   ---------------  --------------   --------------
   End of year...................... $    2,812,261   $     3,490,853  $  124,998,359   $  125,154,359
                                     ==============   ===============  ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                      MIST TURNER MID CAP GROWTH      MIST VAN KAMPEN COMSTOCK     MORGAN STANLEY MULTI CAP GROWTH
                                              SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- ------------------------------ -------------------------------
                                         2012             2011           2012            2011           2012             2011
                                    --------------   -------------- --------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $     (47,570)   $     (55,039) $    (470,886)  $    (952,059) $     (24,522)   $     (28,646)
   Net realized gains (losses).....        391,923           63,933     16,812,925      17,811,837        104,178          134,170
   Change in unrealized gains
     (losses) on investments.......      (231,775)        (240,079)      8,982,368    (22,062,746)         26,725        (225,771)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        112,578        (231,185)     25,324,407     (5,202,968)        106,381        (120,247)
                                    --------------   -------------- --------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,719           14,907        950,933       1,083,871          6,000               --
   Net transfers (including fixed
     account)......................       (78,876)         (17,265)    (6,505,517)     (8,403,818)        194,504        (178,053)
   Contract charges................          (757)            (881)       (72,812)        (87,731)          (106)            (120)
   Transfers for contract benefits
     and terminations..............      (275,989)        (183,975)   (37,963,052)    (44,283,943)      (291,086)        (127,675)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (350,903)        (187,214)   (43,590,448)    (51,691,621)       (90,688)        (305,848)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............      (238,325)        (418,399)   (18,266,041)    (56,894,589)         15,693        (426,095)
NET ASSETS:
   Beginning of year...............      2,427,483        2,845,882    168,446,892     225,341,481      1,037,271        1,463,366
                                    --------------   -------------- --------------  -------------- --------------   --------------
   End of year..................... $    2,189,158   $    2,427,483 $  150,180,851  $  168,446,892 $    1,052,964   $    1,037,271
                                    ==============   ============== ==============  ============== ==============   ==============

                                    MSF BARCLAYS CAPITAL AGGREGATE
                                              BOND INDEX            MSF BLACKROCK AGGRESSIVE GROWTH    MSF BLACKROCK BOND INCOME
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- ------------------------------- -------------------------------
                                         2012              2011          2012             2011           2012             2011
                                    --------------   -------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    2,566,158   $    2,541,074 $  (1,330,400)   $  (1,309,030) $    2,632,287   $    6,572,507
   Net realized gains (losses).....        946,556          696,588      2,757,661        2,960,580      5,461,985        3,223,707
   Change in unrealized gains
     (losses) on investments.......      (822,155)        3,169,218      6,784,308      (5,755,682)      5,368,211        2,893,526
                                    --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      2,690,559        6,406,880      8,211,569      (4,104,132)     13,462,483       12,689,740
                                    --------------   -------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      2,381,531        2,980,978        742,640          942,806      1,684,578        2,139,640
   Net transfers (including fixed
     account)......................    (1,264,013)      (2,295,383)    (3,230,355)      (4,048,305)      4,221,930      (3,315,327)
   Contract charges................       (70,760)         (78,082)       (65,736)         (76,025)       (77,617)         (90,713)
   Transfers for contract benefits
     and terminations..............   (12,450,038)     (14,356,532)   (12,681,680)     (17,300,935)   (42,695,199)     (52,466,220)
                                    --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (11,403,280)     (13,749,019)   (15,235,131)     (20,482,459)   (36,866,308)     (53,732,620)
                                    --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............    (8,712,721)      (7,342,139)    (7,023,562)     (24,586,591)   (23,403,825)     (41,042,880)
NET ASSETS:
   Beginning of year...............    103,893,632      111,235,771     90,389,497      114,976,088    250,881,660      291,924,540
                                    --------------   -------------- --------------   -------------- --------------   --------------
   End of year..................... $   95,180,911   $  103,893,632 $   83,365,935   $   90,389,497 $  227,477,835   $  250,881,660
                                    ==============   ============== ==============   ============== ==============   ==============


                                       MSF BLACKROCK DIVERSIFIED
                                              SUBACCOUNT
                                    -------------------------------
                                         2012             2011
                                    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    2,534,634   $    3,056,552
   Net realized gains (losses).....      3,883,777        2,895,874
   Change in unrealized gains
     (losses) on investments.......     19,262,933          729,222
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     25,681,344        6,681,648
                                    --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      4,358,237        5,002,694
   Net transfers (including fixed
     account)......................    (5,444,581)      (5,704,753)
   Contract charges................      (189,007)        (207,743)
   Transfers for contract benefits
     and terminations..............   (24,033,764)     (27,729,730)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (25,309,115)     (28,639,532)
                                    --------------   --------------
     Net increase (decrease)
       in net assets...............        372,229     (21,957,884)
NET ASSETS:
   Beginning of year...............    241,546,529      263,504,413
                                    --------------   --------------
   End of year..................... $  241,918,758   $  241,546,529
                                    ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                     MSF BLACKROCK LEGACY LARGE CAP
                                      MSF BLACKROCK LARGE CAP VALUE              GROWTH                MSF BLACKROCK MONEY MARKET
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------  --------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (63,522)  $     (155,035) $  (2,311,466)   $  (2,963,525) $  (5,757,241)   $  (6,694,787)
   Net realized gains (losses)......      1,917,264        (366,570)     14,335,793       16,005,349             --               --
   Change in unrealized gains
     (losses) on investments........      (115,596)          628,393     13,662,533     (37,628,458)             --               --
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,738,146          106,788     25,686,860     (24,586,634)    (5,757,241)      (6,694,787)
                                     --------------  --------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        214,911          177,144      2,998,291        2,902,725     10,678,386       13,685,000
   Net transfers (including fixed
     account).......................      (166,449)      (1,016,528)    (6,945,223)      (5,342,991)     74,595,895      154,035,845
   Contract charges.................        (4,419)          (4,949)      (101,035)        (116,934)      (158,212)        (191,982)
   Transfers for contract benefits
     and terminations...............    (2,394,223)      (1,695,938)   (30,740,805)     (35,163,549)  (137,876,250)    (206,302,584)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (2,350,180)      (2,540,271)   (34,788,772)     (37,720,749)   (52,760,181)     (38,773,721)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      (612,034)      (2,433,483)    (9,101,912)     (62,307,383)   (58,517,422)     (45,468,508)
NET ASSETS:
   Beginning of year................     15,175,781       17,609,264    206,180,160      268,487,543    396,781,383      442,249,891
                                     --------------  --------------- --------------   -------------- --------------   --------------
   End of year...................... $   14,563,747  $    15,175,781 $  197,078,248   $  206,180,160 $  338,263,961   $  396,781,383
                                     ==============  =============== ==============   ============== ==============   ==============


                                          MSF DAVIS VENTURE VALUE          MSF FI VALUE LEADERS
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- --------------------------------
                                           2012             2011           2012              2011
                                     ---------------   -------------- --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $   (1,264,955)   $  (1,271,087) $    (350,740)    $    (484,573)
   Net realized gains (losses)......       (681,017)      (2,164,272)    (4,495,742)       (6,975,856)
   Change in unrealized gains
     (losses) on investments........      13,217,423     (10,373,169)     14,727,184           893,660
                                     ---------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      11,271,451     (13,808,528)      9,880,702       (6,566,769)
                                     ---------------   -------------- --------------    --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         474,088          499,569        464,932           751,919
   Net transfers (including fixed
     account).......................     (3,768,664)       95,112,541    (1,436,583)       (3,094,692)
   Contract charges.................        (28,925)         (34,711)       (17,734)          (21,376)
   Transfers for contract benefits
     and terminations...............    (15,507,602)     (17,195,093)   (12,587,064)      (15,048,874)
                                     ---------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (18,831,103)       78,382,306   (13,576,449)      (17,413,023)
                                     ---------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets................     (7,559,652)       64,573,778    (3,695,747)      (23,979,792)
NET ASSETS:
   Beginning of year................     110,626,783       46,053,005     75,345,632        99,325,424
                                     ---------------   -------------- --------------    --------------
   End of year...................... $   103,067,131   $  110,626,783 $   71,649,885    $   75,345,632
                                     ===============   ============== ==============    ==============


                                           MSF JENNISON GROWTH        MSF LOOMIS SAYLES SMALL CAP CORE
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------- --------------------------------
                                          2012             2011             2012             2011
                                     --------------   ---------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $  (3,119,604)   $     (732,949)  $     (23,884)   $     (21,835)
   Net realized gains (losses)......      7,130,586         1,060,119          86,663           49,522
   Change in unrealized gains
     (losses) on investments........   (10,278,788)         (562,643)          97,079        (140,818)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............    (6,267,806)         (235,473)         159,858        (113,131)
                                     --------------   ---------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      4,383,464           251,996          18,205            9,309
   Net transfers (including fixed
     account).......................    304,619,233       (1,503,330)       (188,708)        1,056,490
   Contract charges.................      (285,716)          (40,888)           (100)            (114)
   Transfers for contract benefits
     and terminations...............   (29,157,613)      (11,248,453)       (179,803)        (234,005)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    279,559,368      (12,540,675)       (350,406)          831,680
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets................    273,291,562      (12,776,148)       (190,548)          718,549
NET ASSETS:
   Beginning of year................     43,819,251        56,595,399       1,346,982          628,433
                                     --------------   ---------------  --------------   --------------
   End of year...................... $  317,110,813   $    43,819,251  $    1,156,434   $    1,346,982
                                     ==============   ===============  ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                    MSF MET/DIMENSIONAL INTERNATIONAL
                                     MSF MET/ARTISAN MID CAP VALUE            SMALL COMPANY
                                              SUBACCOUNT                       SUBACCOUNT
                                    ------------------------------- ---------------------------------
                                         2012             2011            2012            2011
                                    --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $     (17,112)   $     (19,653)  $      (8,019)  $         (91)
   Net realized gains (losses).....         85,483           61,646           9,450           4,927
   Change in unrealized gains
     (losses) on investments.......        110,427           63,620          48,414        (29,384)
                                    --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        178,798          105,613          49,845        (24,548)
                                    --------------   --------------  --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,291               --             500              --
   Net transfers (including fixed
     account)......................         15,070           46,076         695,278          39,288
   Contract charges................          (311)            (338)            (57)            (20)
   Transfers for contract benefits
     and terminations..............      (461,551)        (292,254)        (32,688)         (7,362)
                                    --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (445,501)        (246,516)         663,033          31,906
                                    --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets...............      (266,703)        (140,903)         712,878           7,358
NET ASSETS:
   Beginning of year...............      2,053,497        2,194,400         115,816         108,458
                                    --------------   --------------  --------------  --------------
   End of year..................... $    1,786,794   $    2,053,497  $      828,694  $      115,816
                                    ==============   ==============  ==============  ==============

                                       MSF METLIFE CONSERVATIVE        MSF METLIFE CONSERVATIVE TO
                                              ALLOCATION                   MODERATE ALLOCATION       MSF METLIFE MID CAP STOCK INDEX
                                              SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- -------------------------------- -------------------------------
                                         2012             2011           2012              2011           2012             2011
                                    ---------------  -------------- --------------    -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $       549,844  $      314,408 $    1,376,028    $      668,557 $     (20,104)   $     (25,487)
   Net realized gains (losses).....       1,546,934       1,098,459      1,281,990           876,080        451,624          492,845
   Change in unrealized gains
     (losses) on investments.......         758,350       (799,840)      5,498,496       (1,745,916)        785,864        (746,319)
                                    ---------------  -------------- --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       2,855,128         613,027      8,156,514         (201,279)      1,217,384        (278,961)
                                    ---------------  -------------- --------------    -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........       1,117,280       1,055,711      3,218,129         3,098,237        372,495          411,176
   Net transfers (including fixed
     account)......................       6,503,203       5,538,686      1,839,905         5,540,799        600,877          295,733
   Contract charges................        (11,790)        (10,985)       (43,764)          (46,473)        (5,189)          (5,173)
   Transfers for contract benefits
     and terminations..............     (5,177,716)     (7,853,444)   (11,611,698)      (15,674,570)      (817,437)        (758,895)
                                    ---------------  -------------- --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       2,430,977     (1,270,032)    (6,597,428)       (7,082,007)        150,746         (57,159)
                                    ---------------  -------------- --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............       5,286,105       (657,005)      1,559,086       (7,283,286)      1,368,130        (336,120)
NET ASSETS:
   Beginning of year...............      37,895,228      38,552,233     85,251,503        92,534,789      7,567,180        7,903,300
                                    ---------------  -------------- --------------    -------------- --------------   --------------
   End of year..................... $    43,181,333  $   37,895,228 $   86,810,589    $   85,251,503 $    8,935,310   $    7,567,180
                                    ===============  ============== ==============    ============== ==============   ==============

                                                                        MSF METLIFE MODERATE TO
                                    MSF METLIFE MODERATE ALLOCATION      AGGRESSIVE ALLOCATION
                                              SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- -------------------------------
                                         2012             2011           2012             2011
                                    --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    4,201,416   $    1,144,736 $    2,268,913   $      672,549
   Net realized gains (losses).....        514,353        (688,451)    (1,490,907)      (2,900,887)
   Change in unrealized gains
     (losses) on investments.......     39,922,201     (10,874,963)     42,766,330     (14,403,833)
                                    --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     44,637,970     (10,418,678)     43,544,336     (16,632,171)
                                    --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........     15,234,193       17,464,459     12,846,236       13,933,533
   Net transfers (including fixed
     account)......................      1,280,329        2,861,181    (5,676,065)      (5,399,738)
   Contract charges................      (348,742)        (373,926)      (389,201)        (415,049)
   Transfers for contract benefits
     and terminations..............   (42,321,658)     (49,533,366)   (26,955,458)     (32,689,252)
                                    --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (26,155,878)     (29,581,652)   (20,174,488)     (24,570,506)
                                    --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............     18,482,092     (40,000,330)     23,369,848     (41,202,677)
NET ASSETS:
   Beginning of year...............    387,765,148      427,765,478    318,588,616      359,791,293
                                    --------------   -------------- --------------   --------------
   End of year..................... $  406,247,240   $  387,765,148 $  341,958,464   $  318,588,616
                                    ==============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                        MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN                MSF MFS VALUE
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012            2011
                                     --------------  -------------- --------------   -------------- --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $  (3,062,797)  $  (1,944,470) $    5,957,411   $    6,204,372 $      240,325  $       (1,459)
   Net realized gains (losses)......     24,695,876      18,784,853    (3,009,153)      (9,694,633)      1,425,668        (468,161)
   Change in unrealized gains
     (losses) on investments........     76,781,148    (16,373,680)     42,725,699        7,839,003      7,474,276           88,961
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     98,414,227         466,703     45,673,957        4,348,742      9,140,269        (380,659)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........     15,913,166      15,672,907      6,658,837        8,343,960      1,622,670        2,159,622
   Net transfers (including fixed
     account).......................    231,186,569    (30,407,027)    (9,870,945)     (13,818,999)    (2,418,294)      (1,787,901)
   Contract charges.................      (878,766)       (561,567)      (219,278)        (254,692)       (22,471)         (24,294)
   Transfers for contract benefits
     and terminations...............   (99,740,412)    (82,389,114)   (75,950,142)     (94,119,605)    (8,179,126)      (9,912,499)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    146,480,557    (97,684,801)   (79,381,528)     (99,849,336)    (8,997,221)      (9,565,072)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets................    244,894,784    (97,218,098)   (33,707,571)     (95,500,594)        143,048      (9,945,731)
NET ASSETS:
   Beginning of year................    710,740,551     807,958,649    499,287,986      594,788,580     63,956,024       73,901,755
                                     --------------  -------------- --------------   -------------- --------------  ---------------
   End of year...................... $  955,635,335  $  710,740,551 $  465,580,415   $  499,287,986 $   64,099,072  $    63,956,024
                                     ==============  ============== ==============   ============== ==============  ===============

                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012           2011 (a)
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    1,126,871   $      898,773 $       (1,654)   $         (76)
   Net realized gains (losses)......    (3,462,250)      (3,563,858)             223                2
   Change in unrealized gains
     (losses) on investments........     11,344,422      (6,334,332)           5,406              335
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      9,009,043      (8,999,417)           3,975              261
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,931,856        2,403,596           2,162               --
   Net transfers (including fixed
     account).......................    (1,603,125)      (1,647,481)          92,938           19,748
   Contract charges.................       (40,106)         (46,102)             (8)              (1)
   Transfers for contract benefits
     and terminations...............    (6,283,899)      (7,832,217)           (468)              (3)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (5,995,274)      (7,122,204)          94,624           19,744
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................      3,013,769     (16,121,621)          98,599           20,005
NET ASSETS:
   Beginning of year................     56,199,006       72,320,627          20,005               --
                                     --------------   -------------- ---------------   --------------
   End of year...................... $   59,212,775   $   56,199,006 $       118,604   $       20,005
                                     ==============   ============== ===============   ==============

                                      MSF OPPENHEIMER GLOBAL EQUITY      MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      452,000   $    1,728,130 $     (34,770)   $     (118,276)
   Net realized gains (losses)......      (972,244)      (1,033,597)        160,588         (447,044)
   Change in unrealized gains
     (losses) on investments........     56,108,439     (32,567,930)     13,304,339       (4,743,400)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     55,588,195     (31,873,397)     13,430,157       (5,308,720)
                                     --------------   -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      7,516,782        8,777,842      2,507,815         2,857,620
   Net transfers (including fixed
     account).......................   (11,480,407)      (6,309,834)    (2,828,948)       (2,617,863)
   Contract charges.................      (161,283)        (182,684)       (69,898)          (76,823)
   Transfers for contract benefits
     and terminations...............   (36,397,866)     (40,254,294)    (9,523,958)      (10,869,620)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (40,522,774)     (37,968,970)    (9,914,989)      (10,706,686)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................     15,065,421     (69,842,367)      3,515,168      (16,015,406)
NET ASSETS:
   Beginning of year................    301,581,617      371,423,984     93,301,295       109,316,701
                                     --------------   -------------- --------------   ---------------
   End of year...................... $  316,647,038   $  301,581,617 $   96,816,463   $    93,301,295
                                     ==============   ============== ==============   ===============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                      MSF T. ROWE PRICE LARGE CAP     MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT
                                                GROWTH                          GROWTH               STRATEGIC BOND OPPORTUNITIES
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (650,842)  $    (706,061) $   (1,381,100)  $  (1,456,034) $    1,035,893   $    (362,394)
   Net realized gains (losses)......      1,778,040       1,286,583      14,551,497       4,434,771        791,156          283,149
   Change in unrealized gains
     (losses) on investments........      5,188,407     (1,668,794)         458,209     (2,841,905)      3,457,585        1,196,855
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      6,315,605     (1,088,272)      13,628,606         136,832      5,284,634        1,117,610
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        362,331         407,031       3,028,125       3,071,873         81,156           72,507
   Net transfers (including fixed
     account).......................         81,257     (1,703,777)     (4,024,439)         191,404        452,932       61,505,952
   Contract charges.................       (16,934)        (19,252)        (56,989)        (62,383)       (10,449)         (12,562)
   Transfers for contract benefits
     and terminations...............    (6,174,855)     (7,934,558)    (11,895,518)    (11,348,941)    (9,773,986)     (11,487,269)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (5,748,201)     (9,250,556)    (12,948,821)     (8,148,047)    (9,250,347)       50,078,628
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................        567,404    (10,338,828)         679,785     (8,011,215)    (3,965,713)       51,196,238
NET ASSETS:
   Beginning of year................     38,361,890      48,700,718      97,794,789     105,806,004     59,620,518        8,424,280
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $   38,929,294  $   38,361,890 $    98,474,574  $   97,794,789 $   55,654,805   $   59,620,518
                                     ==============  ============== ===============  ============== ==============   ==============

                                       MSF WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT          PIONEER VCT EMERGING MARKETS
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     1,035,750   $      277,238 $    (271,207)   $    (408,646)
   Net realized gains (losses)......         769,852        6,112,162        156,040          557,400
   Change in unrealized gains
     (losses) on investments........         928,987           69,362      1,390,536      (5,700,836)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       2,734,589        6,458,762      1,275,369      (5,552,082)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       1,902,930        2,445,013        127,717          110,088
   Net transfers (including fixed
     account).......................       7,191,353          982,416      (240,035)      (2,419,505)
   Contract charges.................        (76,227)         (88,475)        (7,019)          (8,622)
   Transfers for contract benefits
     and terminations...............    (25,694,277)     (34,116,535)    (1,961,621)      (2,941,326)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (16,676,221)     (30,777,581)    (2,080,958)      (5,259,365)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (13,941,632)     (24,318,819)      (805,589)     (10,811,447)
NET ASSETS:
   Beginning of year................     148,935,292      173,254,111     15,409,987       26,221,434
                                     ---------------   -------------- --------------   --------------
   End of year...................... $   134,993,660   $  148,935,292 $   14,604,398   $   15,409,987
                                     ===============   ============== ==============   ==============


                                         PIONEER VCT EQUITY INCOME     PIONEER VCT FUNDAMENTAL VALUE
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       338,439   $       24,662 $     (98,048)   $    (143,498)
   Net realized gains (losses)......         236,816          100,032         78,320         (14,098)
   Change in unrealized gains
     (losses) on investments........         870,578          675,856        941,617        (528,798)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       1,445,833          800,550        921,889        (686,394)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         144,844          108,077         49,364           75,877
   Net transfers (including fixed
     account).......................       (539,010)          426,315        220,675      (1,222,734)
   Contract charges.................         (6,802)          (7,418)        (3,861)          (4,438)
   Transfers for contract benefits
     and terminations...............     (2,351,762)      (3,439,197)    (1,485,303)      (1,506,782)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (2,752,730)      (2,912,223)    (1,219,125)      (2,658,077)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................     (1,306,897)      (2,111,673)      (297,236)      (3,344,471)
NET ASSETS:
   Beginning of year................      19,180,928       21,292,601     10,766,616       14,111,087
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    17,874,031   $   19,180,928 $   10,469,380   $   10,766,616
                                     ===============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                               PIONEER VCT                     PIONEER VCT
                                       IBBOTSON GROWTH ALLOCATION     IBBOTSON MODERATE ALLOCATION      PIONEER VCT MID CAP VALUE
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------  --------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $  (1,145,637)  $     (690,552) $      301,977   $      421,589 $    (289,510)   $    (427,796)
   Net realized gains (losses)......    (1,018,774)      (1,693,718)         45,485        (213,468)    (1,302,882)      (1,947,923)
   Change in unrealized gains
     (losses) on investments........     22,165,857     (10,426,952)      9,914,423      (5,383,568)      4,374,689        (337,519)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     20,001,446     (12,811,222)     10,261,885      (5,175,447)      2,782,297      (2,713,238)
                                     --------------  --------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      4,010,911        3,559,835        558,161          667,022        136,865          178,370
   Net transfers (including fixed
     account).......................    (2,675,315)      (3,243,344)       (15,369)        1,240,567      (484,974)        (973,283)
   Contract charges.................      (110,634)        (120,182)       (36,924)         (40,372)       (13,087)         (15,407)
   Transfers for contract benefits
     and terminations...............   (12,945,160)     (16,316,670)   (12,478,678)     (14,341,396)    (6,292,918)      (7,808,934)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (11,720,198)     (16,120,361)   (11,972,810)     (12,474,179)    (6,654,114)      (8,619,254)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      8,281,248     (28,931,583)    (1,710,925)     (17,649,626)    (3,871,817)     (11,332,492)
NET ASSETS:
   Beginning of year................    217,767,479      246,699,062    116,552,439      134,202,065     32,437,470       43,769,962
                                     --------------  --------------- --------------   -------------- --------------   --------------
   End of year...................... $  226,048,727  $   217,767,479 $  114,841,514   $  116,552,439 $   28,565,653   $   32,437,470
                                     ==============  =============== ==============   ============== ==============   ==============


                                     PIONEER VCT REAL ESTATE SHARES             UIF GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       22,691   $       39,828 $     (134,198)   $    (143,483)
   Net realized gains (losses)......        110,070        (403,653)         866,677          804,566
   Change in unrealized gains
     (losses) on investments........      1,648,335        1,458,143         153,448        (933,812)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,781,096        1,094,318         885,927        (272,729)
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         99,972           85,193          29,398           13,262
   Net transfers (including fixed
     account).......................      (642,554)        (317,126)          59,632        (345,794)
   Contract charges.................        (6,298)          (6,341)         (1,526)          (1,880)
   Transfers for contract benefits
     and terminations...............    (2,054,969)      (2,515,143)     (1,223,613)      (1,586,751)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (2,603,849)      (2,753,417)     (1,136,109)      (1,921,163)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................      (822,753)      (1,659,099)       (250,182)      (2,193,892)
NET ASSETS:
   Beginning of year................     13,366,638       15,025,737       7,349,810        9,543,702
                                     --------------   -------------- ---------------   --------------
   End of year...................... $   12,543,885   $   13,366,638 $     7,099,628   $    7,349,810
                                     ==============   ============== ===============   ==============

                                                                         WELLS FARGO VT SMALL CAP
                                          UIF U.S. REAL ESTATE                     VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- --------------------------------
                                          2012              2011           2012             2011
                                     --------------    -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (120,005)    $    (146,860) $     (13,053)   $      (23,584)
   Net realized gains (losses)......       (66,324)         (886,865)       (17,294)          (43,636)
   Change in unrealized gains
     (losses) on investments........      2,219,377         1,898,263        406,775         (243,647)
                                     --------------    -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      2,033,048           864,538        376,428         (310,867)
                                     --------------    -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         60,094            88,416         53,152            72,666
   Net transfers (including fixed
     account).......................       (12,581)         (521,388)       (71,383)          (44,682)
   Contract charges.................        (7,219)           (8,685)          (365)             (484)
   Transfers for contract benefits
     and terminations...............    (3,912,201)       (5,746,173)      (496,151)         (526,671)
                                     --------------    -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (3,871,907)       (6,187,830)      (514,747)         (499,171)
                                     --------------    -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................    (1,838,859)       (5,323,292)      (138,319)         (810,038)
NET ASSETS:
   Beginning of year................     15,642,002        20,965,294      3,218,582         4,028,620
                                     --------------    -------------- --------------   ---------------
   End of year...................... $   13,803,143    $   15,642,002 $    3,080,263   $     3,218,582
                                     ==============    ============== ==============   ===============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                      NOTES TO THE FINANCIAL STATEMENTS



1. ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable                 Legg Mason Partners Variable Equity Trust
   Insurance Funds) ("Invesco V.I.")                             ("LMPVET")
AllianceBernstein Variable Products Series Fund, Inc.          Legg Mason Partners Variable Income Trust
   ("AllianceBernstein")                                         ("LMPVIT")
American Funds Insurance Series ("American Funds")             Met Investors Series Trust ("MIST")*
Delaware VIP Trust ("Delaware VIP")                            Metropolitan Series Fund ("MSF")*
The Dreyfus Socially Responsible Growth Fund, Inc.             Morgan Stanley Variable Investment Series ("Morgan
DWS Variable Series I ("DWS I")                                  Stanley")
DWS Variable Series II ("DWS II")                              Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")          The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust           The Universal Institutional Funds, Inc. ("UIF")
   ("FTVIPT")                                                  Wells Fargo Variable Trust ("Wells Fargo VT")
Janus Aspen Series ("Janus Aspen")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2012:

Alger Capital Appreciation Subaccount                     Fidelity VIP Contrafund Subaccount (a)
AllianceBernstein Global Thematic Growth Subaccount       Fidelity VIP Dynamic Capital Appreciation Subaccount
American Funds Bond Subaccount                            Fidelity VIP Equity-Income Subaccount (a)
American Funds Global Growth Subaccount                   Fidelity VIP High Income Subaccount
American Funds Global Small Capitalization Subaccount     Fidelity VIP Mid Cap Subaccount
American Funds Growth Subaccount                          FTVIPT Franklin Income Securities Subaccount
American Funds Growth-Income Subaccount                   FTVIPT Franklin Rising Dividends Securities
Delaware VIP Small Cap Value Subaccount                     Subaccount
Dreyfus Socially Responsible Growth Subaccount            FTVIPT Franklin Small-Mid Cap Growth Securities
DWS I Capital Growth Subaccount                             Subaccount
DWS II Dreman Small Mid Cap Value Subaccount              FTVIPT Mutual Shares Securities Subaccount
DWS II Global Thematic Subaccount                         FTVIPT Templeton Developing Markets Securities
DWS II Government & Agency Securities Subaccount            Subaccount

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


FTVIPT Templeton Foreign Securities Subaccount           MIST Legg Mason ClearBridge Aggressive Growth
Invesco V.I. Diversified Dividend Subaccount               Subaccount
Invesco V.I. Government Securities Subaccount (a)        MIST Loomis Sayles Global Markets Subaccount
Invesco V.I. S&P 500 Index Subaccount                    MIST Lord Abbett Bond Debenture Subaccount
Invesco V.I. Utilities Subaccount                        MIST Lord Abbett Mid Cap Value Subaccount (a)
Invesco V.I. Van Kampen American Franchise               MIST Met/Eaton Vance Floating Rate Subaccount
   Subaccount (a)                                        MIST Met/Franklin Mutual Shares Subaccount
Invesco V.I. Van Kampen Comstock Subaccount              MIST Met/Templeton Growth Subaccount
Invesco V.I. Van Kampen Equity and Income Subaccount     MIST MetLife Aggressive Strategy Subaccount
Invesco V.I. Van Kampen Growth and Income                MIST MetLife Balanced Strategy Subaccount
   Subaccount (a)                                        MIST MetLife Growth Strategy Subaccount
Janus Aspen Enterprise Subaccount                        MIST MetLife Moderate Strategy Subaccount
Janus Aspen Overseas Subaccount                          MIST MFS Emerging Markets Equity Subaccount (a)
Janus Aspen Worldwide Subaccount                         MIST MFS Research International Subaccount
LMPVET ClearBridge Variable Aggressive Growth            MIST MLA Mid Cap Subaccount (a)
   Subaccount (a)                                        MIST Morgan Stanley Mid Cap Growth Subaccount (a)
LMPVET ClearBridge Variable Appreciation Subaccount      MIST PIMCO Inflation Protected Bond Subaccount (a)
LMPVET ClearBridge Variable Equity Income Builder        MIST PIMCO Total Return Subaccount
   Subaccount (a)                                        MIST Pioneer Fund Subaccount (a)
LMPVET ClearBridge Variable Fundamental All Cap          MIST Pioneer Strategic Income Subaccount (a)
   Value Subaccount                                      MIST RCM Technology Subaccount (a)
LMPVET ClearBridge Variable Large Cap Growth             MIST SSgA Growth and Income ETF Subaccount
   Subaccount                                            MIST SSgA Growth ETF Subaccount
LMPVET ClearBridge Variable Large Cap Value              MIST T. Rowe Price Large Cap Value Subaccount
   Subaccount                                            MIST T. Rowe Price Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Mid Cap Core                 MIST Third Avenue Small Cap Value Subaccount (a)
   Subaccount                                            MIST Turner Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Small Cap Growth             MIST Van Kampen Comstock Subaccount (a)
   Subaccount                                            Morgan Stanley Multi Cap Growth Subaccount
LMPVET Investment Counsel Variable Social                MSF Barclays Capital Aggregate Bond Index
   Awareness Subaccount                                    Subaccount
LMPVET Variable Lifestyle Allocation 50% Subaccount      MSF BlackRock Aggressive Growth Subaccount
LMPVET Variable Lifestyle Allocation 70% Subaccount      MSF BlackRock Bond Income Subaccount (a)
LMPVET Variable Lifestyle Allocation 85% Subaccount      MSF BlackRock Diversified Subaccount (a)
LMPVIT Western Asset Variable Global High Yield          MSF BlackRock Large Cap Value Subaccount
   Bond Subaccount                                       MSF BlackRock Legacy Large Cap Growth
LMPVIT Western Asset Variable High Income                  Subaccount (a)
   Subaccount                                            MSF BlackRock Money Market Subaccount (a)
MIST American Funds Balanced Allocation                  MSF Davis Venture Value Subaccount (a)
   Subaccount                                            MSF FI Value Leaders Subaccount (a)
MIST American Funds Growth Allocation Subaccount         MSF Jennison Growth Subaccount (a)
MIST American Funds Moderate Allocation Subaccount       MSF Loomis Sayles Small Cap Core Subaccount
MIST BlackRock High Yield Subaccount (a)                 MSF Met/Artisan Mid Cap Value Subaccount
MIST BlackRock Large Cap Core Subaccount                 MSF Met/Dimensional International Small Company
MIST Clarion Global Real Estate Subaccount (a)             Subaccount
MIST Dreman Small Cap Value Subaccount                   MSF MetLife Conservative Allocation Subaccount
MIST Harris Oakmark International Subaccount             MSF MetLife Conservative to Moderate Allocation
MIST Invesco Small Cap Growth Subaccount (a)               Subaccount
MIST Janus Forty Subaccount (a)                          MSF MetLife Mid Cap Stock Index Subaccount

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONCLUDED)


MSF MetLife Moderate Allocation Subaccount                 MSF Western Asset Management U.S. Government
MSF MetLife Moderate to Aggressive Allocation                Subaccount
   Subaccount                                              Pioneer VCT Emerging Markets Subaccount
MSF MetLife Stock Index Subaccount (a)                     Pioneer VCT Equity Income Subaccount
MSF MFS Total Return Subaccount (a)                        Pioneer VCT Fundamental Value Subaccount
MSF MFS Value Subaccount (a)                               Pioneer VCT Ibbotson Growth Allocation Subaccount
MSF MSCI EAFE Index Subaccount                             Pioneer VCT Ibbotson Moderate Allocation Subaccount
MSF Neuberger Berman Genesis Subaccount                    Pioneer VCT Mid Cap Value Subaccount
MSF Oppenheimer Global Equity Subaccount (a)               Pioneer VCT Real Estate Shares Subaccount
MSF Russell 2000 Index Subaccount                          UIF Growth Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount              UIF U.S. Real Estate Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount              Wells Fargo VT Small Cap Value Subaccount
MSF Western Asset Management Strategic Bond
   Opportunities Subaccount (a)

(a) This Subaccount invests in two or more share classes within the underlying fund, portfolio, or series of the Trusts.


3. PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2012:

MIST Batterymarch Growth and Income Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MSF Lord Abbett Mid Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2012:

NAME CHANGES:

Former Name                                                New Name

Invesco V.I. Dividend Growth Fund                          Invesco V.I. Diversified Dividend Fund
Invesco Van Kampen V.I. Capital Growth Fund                Invesco Van Kampen V.I. American Franchise Fund
(MIST) Lazard Mid Cap Portfolio                            (MIST) MLA Mid Cap Portfolio
(MSF) Morgan Stanley EAFE Index Portfolio                  (MSF) MSCI EAFE Index Portfolio
(MSF) Neuberger Berman Mid Cap Value Portfolio             (MSF) Lord Abbett Mid Cap Value Portfolio
Pioneer Cullen Value VCT Portfolio                         Pioneer Fundamental Value VCT Portfolio

MERGERS:

Former Portfolio                                            New Portfolio

(MIST) Batterymarch Growth and Income Portfolio             (MSF) MetLife Stock Index Portfolio
(MIST) Oppenheimer Capital Appreciation Portfolio           (MSF) Jennison Growth Portfolio
(MSF) Lord Abbett Mid Cap Value Portfolio                   (MIST) Lord Abbett Mid Cap Value Portfolio

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2012, the Separate Account adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have an impact on the Separate Account's financial statements.


5. EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

   Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

   Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

   Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


   Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

   Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

   Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

   Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2012:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                       0.30% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                   0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                    0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                            0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                   0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                          0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                             0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                             1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS



                                                                        AS OF DECEMBER 31, 2012
                                                                   --------------------------------

                                                                       SHARES           COST ($)
                                                                   -------------      -------------
     Alger Capital Appreciation Subaccount.......................         55,516          2,502,609
     AllianceBernstein Global Thematic Growth Subaccount.........         53,493            826,191
     American Funds Bond Subaccount..............................        952,811         10,167,588
     American Funds Global Growth Subaccount.....................      6,106,811        115,384,179
     American Funds Global Small Capitalization Subaccount.......        165,321          2,902,902
     American Funds Growth Subaccount............................      5,113,962        267,877,146
     American Funds Growth-Income Subaccount.....................      6,825,524        236,269,409
     Delaware VIP Small Cap Value Subaccount.....................        380,655         10,297,584
     Dreyfus Socially Responsible Growth Subaccount..............         17,619            454,291
     DWS I Capital Growth Subaccount.............................        487,991          8,628,055
     DWS II Dreman Small Mid Cap Value Subaccount................        612,276          8,706,107
     DWS II Global Thematic Subaccount...........................        300,126          3,374,940
     DWS II Government & Agency Securities Subaccount............        404,006          5,057,711
     Fidelity VIP Contrafund Subaccount..........................      8,600,769        221,122,704
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        216,639          1,719,229
     Fidelity VIP Equity-Income Subaccount.......................     11,251,215        233,350,112
     Fidelity VIP High Income Subaccount.........................      4,508,362         27,883,693
     Fidelity VIP Mid Cap Subaccount.............................      8,749,764        247,106,726
     FTVIPT Franklin Income Securities Subaccount................      2,562,517         36,853,680
     FTVIPT Franklin Rising Dividends Securities Subaccount......        935,189         16,304,145
     FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount..      1,530,261         29,114,287
     FTVIPT Mutual Shares Securities Subaccount..................      1,539,183         25,727,830
     FTVIPT Templeton Developing Markets Securities Subaccount...      2,517,721         26,352,082
     FTVIPT Templeton Foreign Securities Subaccount..............      6,636,133         91,563,347
     Invesco V.I. Diversified Dividend Subaccount................         86,281          1,180,982
     Invesco V.I. Government Securities Subaccount...............      1,369,230         16,007,918
     Invesco V.I. S&P 500 Index Subaccount.......................        217,419          2,325,957
     Invesco V.I. Utilities Subaccount...........................        121,367          2,003,663
     Invesco V.I. Van Kampen American Franchise Subaccount.......        293,662          8,529,030
     Invesco V.I. Van Kampen Comstock Subaccount.................        589,820          7,441,973
     Invesco V.I. Van Kampen Equity and Income Subaccount........      5,356,517         69,109,744
     Invesco V.I. Van Kampen Growth and Income Subaccount........      4,178,279         70,907,077
     Janus Aspen Enterprise Subaccount...........................        314,146          9,774,095
     Janus Aspen Overseas Subaccount.............................      1,473,932         62,346,968
     Janus Aspen Worldwide Subaccount............................         30,370            835,320
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     19,276,616        257,935,939
     LMPVET ClearBridge Variable Appreciation Subaccount.........     11,570,316        263,286,701
     LMPVET ClearBridge Variable Equity Income Builder
        Subaccount...............................................     10,659,115        128,689,566
     LMPVET ClearBridge Variable Fundamental All Cap Value
        Subaccount...............................................     15,639,762        310,760,216
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      5,464,541         78,349,865
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      8,519,257        129,841,048
     LMPVET ClearBridge Variable Mid Cap Core Subaccount.........      2,654,458         33,487,979
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      3,224,762         45,210,854
     LMPVET Investment Counsel Variable Social Awareness
        Subaccount...............................................      1,595,802         37,403,709
     LMPVET Variable Lifestyle Allocation 50% Subaccount.........      5,639,616         64,665,877
     LMPVET Variable Lifestyle Allocation 70% Subaccount.........      3,469,981         39,094,094
     LMPVET Variable Lifestyle Allocation 85% Subaccount.........      1,895,735         24,503,060
     LMPVIT Western Asset Variable Global High Yield Bond
        Subaccount...............................................      1,350,788         10,997,634
     LMPVIT Western Asset Variable High Income Subaccount........     17,822,048        118,274,075
     MIST American Funds Balanced Allocation Subaccount..........        232,936          2,139,661
     MIST American Funds Growth Allocation Subaccount............        201,689          1,763,884
     MIST American Funds Moderate Allocation Subaccount..........        193,538          1,851,588

                                                                         FOR THE YEAR ENDED
                                                                          DECEMBER 31, 2012
                                                                   --------------------------------
                                                                       COST OF          PROCEEDS
                                                                    PURCHASES ($)    FROM SALES ($)
                                                                   --------------    --------------
     Alger Capital Appreciation Subaccount.......................        557,957          1,783,866
     AllianceBernstein Global Thematic Growth Subaccount.........         75,545            184,532
     American Funds Bond Subaccount..............................      2,957,232          3,769,268
     American Funds Global Growth Subaccount.....................      4,794,418         38,612,045
     American Funds Global Small Capitalization Subaccount.......        539,916          1,732,441
     American Funds Growth Subaccount............................      7,912,460         73,319,796
     American Funds Growth-Income Subaccount.....................      8,718,019         63,720,810
     Delaware VIP Small Cap Value Subaccount.....................      1,587,499          2,314,436
     Dreyfus Socially Responsible Growth Subaccount..............          9,396            156,933
     DWS I Capital Growth Subaccount.............................        317,698          2,071,732
     DWS II Dreman Small Mid Cap Value Subaccount................        251,959          1,660,580
     DWS II Global Thematic Subaccount...........................        117,772            834,325
     DWS II Government & Agency Securities Subaccount............      1,076,573          2,272,801
     Fidelity VIP Contrafund Subaccount..........................      9,420,917         41,169,977
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        590,701            943,844
     Fidelity VIP Equity-Income Subaccount.......................     21,645,721         25,757,884
     Fidelity VIP High Income Subaccount.........................      2,826,955          4,592,229
     Fidelity VIP Mid Cap Subaccount.............................     29,083,246         49,417,612
     FTVIPT Franklin Income Securities Subaccount................      7,421,341          9,362,579
     FTVIPT Franklin Rising Dividends Securities Subaccount......      1,119,142          5,074,488
     FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount..      3,827,048          7,771,092
     FTVIPT Mutual Shares Securities Subaccount..................        891,918         11,022,675
     FTVIPT Templeton Developing Markets Securities Subaccount...      2,391,669          4,484,068
     FTVIPT Templeton Foreign Securities Subaccount..............      6,463,798         19,950,588
     Invesco V.I. Diversified Dividend Subaccount................         82,068            451,546
     Invesco V.I. Government Securities Subaccount...............      1,063,668          4,972,422
     Invesco V.I. S&P 500 Index Subaccount.......................        217,970            977,202
     Invesco V.I. Utilities Subaccount...........................        553,125            876,347
     Invesco V.I. Van Kampen American Franchise Subaccount.......        191,995          2,546,215
     Invesco V.I. Van Kampen Comstock Subaccount.................        206,141          1,719,868
     Invesco V.I. Van Kampen Equity and Income Subaccount........      2,836,668         35,926,980
     Invesco V.I. Van Kampen Growth and Income Subaccount........      1,677,706         24,745,772
     Janus Aspen Enterprise Subaccount...........................      1,141,372          3,297,726
     Janus Aspen Overseas Subaccount.............................      8,575,823          8,100,569
     Janus Aspen Worldwide Subaccount............................         74,671             97,775
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     20,267,983        100,092,501
     LMPVET ClearBridge Variable Appreciation Subaccount.........      9,183,531         88,098,798
     LMPVET ClearBridge Variable Equity Income Builder
        Subaccount...............................................      9,077,298         34,963,469
     LMPVET ClearBridge Variable Fundamental All Cap Value
        Subaccount...............................................      6,934,797         83,376,853
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      8,226,585         22,241,527
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      5,362,713         25,905,370
     LMPVET ClearBridge Variable Mid Cap Core Subaccount.........      1,987,150         11,516,607
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      5,593,346         16,645,734
     LMPVET Investment Counsel Variable Social Awareness
        Subaccount...............................................      1,367,187          7,101,930
     LMPVET Variable Lifestyle Allocation 50% Subaccount.........      3,066,199         17,014,803
     LMPVET Variable Lifestyle Allocation 70% Subaccount.........      1,388,452          9,107,270
     LMPVET Variable Lifestyle Allocation 85% Subaccount.........        552,312          6,379,190
     LMPVIT Western Asset Variable Global High Yield Bond
        Subaccount...............................................      1,512,830          3,220,479
     LMPVIT Western Asset Variable High Income Subaccount........     10,922,516         27,581,647
     MIST American Funds Balanced Allocation Subaccount..........        669,021            266,598
     MIST American Funds Growth Allocation Subaccount............        722,725            366,275
     MIST American Funds Moderate Allocation Subaccount..........        662,981             94,393

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONTINUED)



                                                                         AS OF DECEMBER 31, 2012
                                                                    ---------------------------------

                                                                        SHARES            COST ($)
                                                                    --------------     --------------
     MIST BlackRock High Yield Subaccount..........................     14,923,426        121,713,247
     MIST BlackRock Large Cap Core Subaccount......................      4,430,002         45,216,404
     MIST Clarion Global Real Estate Subaccount....................      6,614,684         84,661,365
     MIST Dreman Small Cap Value Subaccount........................        789,770         10,264,817
     MIST Harris Oakmark International Subaccount..................      4,677,488         67,762,530
     MIST Invesco Small Cap Growth Subaccount......................        742,636          9,810,276
     MIST Janus Forty Subaccount...................................      6,471,948        475,140,842
     MIST Legg Mason ClearBridge Aggressive Growth Subaccount......        340,184          2,811,273
     MIST Loomis Sayles Global Markets Subaccount..................     11,917,205        131,158,379
     MIST Lord Abbett Bond Debenture Subaccount....................      3,876,759         46,356,342
     MIST Lord Abbett Mid Cap Value Subaccount.....................      3,282,834         60,162,143
     MIST Met/Eaton Vance Floating Rate Subaccount.................        232,827          2,401,349
     MIST Met/Franklin Mutual Shares Subaccount....................        102,736            785,818
     MIST Met/Templeton Growth Subaccount..........................      4,205,155         39,401,494
     MIST MetLife Aggressive Strategy Subaccount...................      5,233,443         54,154,295
     MIST MetLife Balanced Strategy Subaccount.....................      1,951,261         15,385,514
     MIST MetLife Growth Strategy Subaccount.......................      1,698,843         12,852,131
     MIST MetLife Moderate Strategy Subaccount.....................      1,243,106         10,946,864
     MIST MFS Emerging Markets Equity Subaccount...................      6,627,084         67,042,334
     MIST MFS Research International Subaccount....................      9,200,607        104,086,239
     MIST MLA Mid Cap Subaccount...................................      6,382,293         67,978,816
     MIST Morgan Stanley Mid Cap Growth Subaccount.................      1,033,724         10,501,703
     MIST PIMCO Inflation Protected Bond Subaccount................      9,925,694        109,479,601
     MIST PIMCO Total Return Subaccount............................     29,850,503        333,745,290
     MIST Pioneer Fund Subaccount..................................      3,896,154         49,444,156
     MIST Pioneer Strategic Income Subaccount......................     18,518,819        183,404,004
     MIST RCM Technology Subaccount................................      1,752,845          8,527,078
     MIST SSgA Growth and Income ETF Subaccount....................     10,271,543        106,507,458
     MIST SSgA Growth ETF Subaccount...............................     12,827,937        132,749,257
     MIST T. Rowe Price Large Cap Value Subaccount.................      4,783,139        122,268,946
     MIST T. Rowe Price Mid Cap Growth Subaccount..................        306,014          2,574,205
     MIST Third Avenue Small Cap Value Subaccount..................      7,838,757        127,225,258
     MIST Turner Mid Cap Growth Subaccount.........................        195,286          2,350,550
     MIST Van Kampen Comstock Subaccount...........................     13,840,152         92,581,674
     Morgan Stanley Multi Cap Growth Subaccount....................         25,961            796,869
     MSF Barclays Capital Aggregate Bond Index Subaccount..........      8,212,331         89,030,298
     MSF BlackRock Aggressive Growth Subaccount....................      2,911,839         69,884,541
     MSF BlackRock Bond Income Subaccount..........................      1,983,523        206,412,133
     MSF BlackRock Diversified Subaccount..........................     13,809,326        204,934,418
     MSF BlackRock Large Cap Value Subaccount......................      1,496,788         16,833,229
     MSF BlackRock Legacy Large Cap Growth Subaccount..............      6,930,007        126,021,306
     MSF BlackRock Money Market Subaccount.........................      3,382,640        338,263,992
     MSF Davis Venture Value Subaccount............................      3,118,477        102,653,771
     MSF FI Value Leaders Subaccount...............................        476,883         87,471,147
     MSF Jennison Growth Subaccount................................     27,075,579        325,339,122
     MSF Loomis Sayles Small Cap Core Subaccount...................          4,741          1,043,431
     MSF Met/Artisan Mid Cap Value Subaccount......................          9,251          1,448,739
     MSF Met/Dimensional International Small Company
        Subaccount.................................................         60,094            793,526
     MSF MetLife Conservative Allocation Subaccount................      3,640,922         40,181,242
     MSF MetLife Conservative to Moderate Allocation Subaccount....      7,204,199         79,343,938
     MSF MetLife Mid Cap Stock Index Subaccount....................        617,506          8,080,799
     MSF MetLife Moderate Allocation Subaccount....................     34,024,058        387,122,524
     MSF MetLife Moderate to Aggressive Allocation Subaccount......     29,152,470        343,476,849
     MSF MetLife Stock Index Subaccount............................     28,660,044        858,450,852
     MSF MFS Total Return Subaccount...............................      3,339,508        464,605,623

                                                                          FOR THE YEAR ENDED
                                                                           DECEMBER 31, 2012
                                                                    --------------------------------
                                                                       COST OF           PROCEEDS
                                                                    PURCHASES ($)     FROM SALES ($)
                                                                    -------------     --------------
     MIST BlackRock High Yield Subaccount..........................    26,017,607         35,255,890
     MIST BlackRock Large Cap Core Subaccount......................     2,587,874         11,289,853
     MIST Clarion Global Real Estate Subaccount....................     4,974,314         14,282,625
     MIST Dreman Small Cap Value Subaccount........................     1,343,184          3,058,511
     MIST Harris Oakmark International Subaccount..................     5,870,111         14,609,134
     MIST Invesco Small Cap Growth Subaccount......................     2,151,120          4,522,565
     MIST Janus Forty Subaccount...................................     9,367,847         65,488,314
     MIST Legg Mason ClearBridge Aggressive Growth Subaccount......       495,370            959,650
     MIST Loomis Sayles Global Markets Subaccount..................     4,847,217         20,942,782
     MIST Lord Abbett Bond Debenture Subaccount....................     8,517,176         17,099,861
     MIST Lord Abbett Mid Cap Value Subaccount.....................    16,531,597         11,366,044
     MIST Met/Eaton Vance Floating Rate Subaccount.................     1,621,329            461,094
     MIST Met/Franklin Mutual Shares Subaccount....................       220,859            320,716
     MIST Met/Templeton Growth Subaccount..........................     3,249,031         12,397,957
     MIST MetLife Aggressive Strategy Subaccount...................     2,852,034          5,627,601
     MIST MetLife Balanced Strategy Subaccount.....................       625,816          2,975,371
     MIST MetLife Growth Strategy Subaccount.......................       607,191          2,685,811
     MIST MetLife Moderate Strategy Subaccount.....................       991,715          2,208,409
     MIST MFS Emerging Markets Equity Subaccount...................     3,895,679         17,826,644
     MIST MFS Research International Subaccount....................     4,427,158         22,256,192
     MIST MLA Mid Cap Subaccount...................................     4,171,678         14,590,567
     MIST Morgan Stanley Mid Cap Growth Subaccount.................     1,326,179          3,310,226
     MIST PIMCO Inflation Protected Bond Subaccount................    27,832,299         25,890,999
     MIST PIMCO Total Return Subaccount............................    38,755,051         80,326,143
     MIST Pioneer Fund Subaccount..................................     2,132,687         11,122,144
     MIST Pioneer Strategic Income Subaccount......................    27,507,079         50,142,103
     MIST RCM Technology Subaccount................................     1,804,024          2,884,235
     MIST SSgA Growth and Income ETF Subaccount....................     6,779,664          9,689,321
     MIST SSgA Growth ETF Subaccount...............................     9,036,552         14,109,451
     MIST T. Rowe Price Large Cap Value Subaccount.................     5,052,036         24,016,302
     MIST T. Rowe Price Mid Cap Growth Subaccount..................       973,206          1,652,535
     MIST Third Avenue Small Cap Value Subaccount..................     1,861,181         23,011,465
     MIST Turner Mid Cap Growth Subaccount.........................       553,488            557,350
     MIST Van Kampen Comstock Subaccount...........................     4,077,771         48,139,107
     Morgan Stanley Multi Cap Growth Subaccount....................       232,611            326,006
     MSF Barclays Capital Aggregate Bond Index Subaccount..........     6,759,200         15,596,332
     MSF BlackRock Aggressive Growth Subaccount....................     2,011,390         18,576,802
     MSF BlackRock Bond Income Subaccount..........................    20,676,859         53,329,273
     MSF BlackRock Diversified Subaccount..........................     7,130,842         29,905,310
     MSF BlackRock Large Cap Value Subaccount......................     3,388,705          3,324,902
     MSF BlackRock Legacy Large Cap Growth Subaccount..............     4,619,723         41,719,711
     MSF BlackRock Money Market Subaccount.........................   127,677,936        186,195,217
     MSF Davis Venture Value Subaccount............................     2,641,781         22,737,698
     MSF FI Value Leaders Subaccount...............................     1,898,016         15,824,970
     MSF Jennison Growth Subaccount................................   320,448,799         36,116,639
     MSF Loomis Sayles Small Cap Core Subaccount...................       282,464            622,774
     MSF Met/Artisan Mid Cap Value Subaccount......................       125,915            588,502
     MSF Met/Dimensional International Small Company
        Subaccount.................................................       740,141             73,843
     MSF MetLife Conservative Allocation Subaccount................    12,689,878          8,706,783
     MSF MetLife Conservative to Moderate Allocation Subaccount....    13,011,135         17,957,900
     MSF MetLife Mid Cap Stock Index Subaccount....................     2,143,789          1,652,848
     MSF MetLife Moderate Allocation Subaccount....................    20,865,057         42,819,508
     MSF MetLife Moderate to Aggressive Allocation Subaccount......    13,034,108         30,939,695
     MSF MetLife Stock Index Subaccount............................   287,629,210        138,862,319
     MSF MFS Total Return Subaccount...............................    20,439,218         93,863,041

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)



                                                                       AS OF DECEMBER 31, 2012
                                                                   --------------------------------

                                                                      SHARES            COST ($)
                                                                   -------------     --------------
     MSF MFS Value Subaccount....................................      4,646,400         59,610,862
     MSF MSCI EAFE Index Subaccount..............................      5,052,285         80,393,516
     MSF Neuberger Berman Genesis Subaccount.....................          9,123            112,864
     MSF Oppenheimer Global Equity Subaccount....................     19,070,295        295,106,853
     MSF Russell 2000 Index Subaccount...........................      6,649,482         90,180,013
     MSF T. Rowe Price Large Cap Growth Subaccount...............      2,219,459         31,121,213
     MSF T. Rowe Price Small Cap Growth Subaccount...............      5,847,659         80,412,954
     MSF Western Asset Management Strategic Bond Opportunities
       Subaccount................................................      4,000,509         50,314,094
     MSF Western Asset Management U.S. Government Subaccount.....     10,921,818        130,424,082
     Pioneer VCT Emerging Markets Subaccount.....................        571,601         15,086,090
     Pioneer VCT Equity Income Subaccount........................        827,502         16,639,545
     Pioneer VCT Fundamental Value Subaccount....................        887,988          9,879,453
     Pioneer VCT Ibbotson Growth Allocation Subaccount...........     20,237,129        226,479,478
     Pioneer VCT Ibbotson Moderate Allocation Subaccount.........     10,374,121        110,815,055
     Pioneer VCT Mid Cap Value Subaccount........................      1,651,194         32,257,482
     Pioneer VCT Real Estate Shares Subaccount...................        629,397         11,847,806
     UIF Growth Subaccount.......................................        323,593          4,910,719
     UIF U.S. Real Estate Subaccount.............................        885,384         13,373,004
     Wells Fargo VT Small Cap Value Subaccount...................        327,688          3,046,162

                                                                          FOR THE YEAR ENDED
                                                                           DECEMBER 31, 2012
                                                                   --------------------------------
                                                                       COST OF          PROCEEDS
                                                                    PURCHASES ($)    FROM SALES ($)
                                                                   --------------    --------------
     MSF MFS Value Subaccount....................................       6,046,443        13,883,276
     MSF MSCI EAFE Index Subaccount..............................       2,410,698         7,279,120
     MSF Neuberger Berman Genesis Subaccount.....................          99,917             6,948
     MSF Oppenheimer Global Equity Subaccount....................       7,828,797        47,899,423
     MSF Russell 2000 Index Subaccount...........................       2,680,306        12,630,082
     MSF T. Rowe Price Large Cap Growth Subaccount...............       3,352,482         9,751,498
     MSF T. Rowe Price Small Cap Growth Subaccount...............      17,813,728        21,669,392
     MSF Western Asset Management Strategic Bond Opportunities
       Subaccount................................................       4,450,002        12,664,448
     MSF Western Asset Management U.S. Government Subaccount.....      16,037,403        31,677,905
     Pioneer VCT Emerging Markets Subaccount.....................       1,747,322         3,627,999
     Pioneer VCT Equity Income Subaccount........................       1,335,958         3,750,203
     Pioneer VCT Fundamental Value Subaccount....................         767,518         2,084,680
     Pioneer VCT Ibbotson Growth Allocation Subaccount...........       9,513,041        22,378,838
     Pioneer VCT Ibbotson Moderate Allocation Subaccount.........       6,324,781        17,995,581
     Pioneer VCT Mid Cap Value Subaccount........................       1,087,054         8,030,649
     Pioneer VCT Real Estate Shares Subaccount...................         959,814         3,540,937
     UIF Growth Subaccount.......................................         721,099         1,644,780
     UIF U.S. Real Estate Subaccount.............................         900,032         4,891,949
     Wells Fargo VT Small Cap Value Subaccount...................         150,511           678,330

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                   ALLIANCEBERNSTEIN GLOBAL
                                    ALGER CAPITAL APPRECIATION          THEMATIC GROWTH             AMERICAN FUNDS BOND
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012            2011
                                   -------------  -------------- --------------  ------------- --------------  -------------

Units beginning of year...........     2,234,246       2,108,411      1,221,384      1,545,364      6,649,857      6,629,074
Units issued and transferred
   from other funding options.....       294,395         638,403        129,193      1,539,952      2,069,548      9,924,012
Units redeemed and transferred to
   other funding options..........     (883,118)       (512,568)      (245,791)    (1,863,932)    (2,594,067)    (9,903,229)
                                   -------------  -------------- --------------  ------------- --------------  -------------
Units end of year.................     1,645,523       2,234,246      1,104,786      1,221,384      6,125,338      6,649,857
                                   =============  ============== ==============  ============= ==============  =============


                                                                         AMERICAN FUNDS
                                   AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION      AMERICAN FUNDS GROWTH
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------ ----------------------------- -----------------------------
                                        2012            2011          2012            2011           2012           2011
                                   --------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year...........     92,495,761     115,240,903     1,623,025       2,635,611   226,708,667     282,002,413
Units issued and transferred
   from other funding options.....      3,643,151     105,424,559       271,167       3,287,168     7,165,670     257,694,615
Units redeemed and transferred to
   other funding options..........   (21,798,863)   (128,169,701)     (719,639)     (4,299,754)  (46,144,716)   (312,988,361)
                                   --------------  -------------- -------------  -------------- -------------  --------------
Units end of year.................     74,340,049      92,495,761     1,174,553       1,623,025   187,729,621     226,708,667
                                   ==============  ============== =============  ============== =============  ==============

                                           AMERICAN FUNDS                                        DREYFUS SOCIALLY RESPONSIBLE
                                            GROWTH-INCOME         DELAWARE VIP SMALL CAP VALUE              GROWTH
                                             SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011           2012           2011
                                   --------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    212,465,063     266,085,972      5,815,368      10,497,320       536,060         480,877
Units issued and transferred
   from other funding options.....      5,747,361     248,225,998        439,078       4,502,467         8,246         100,383
Units redeemed and transferred to
   other funding options..........   (43,423,648)   (301,846,907)    (1,007,507)     (9,184,419)     (114,947)        (45,200)
                                   --------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    174,788,776     212,465,063      5,246,939       5,815,368       429,359         536,060
                                   ==============  ============== ==============  ============== =============  ==============


                                                                   DWS II DREMAN SMALL MID CAP
                                        DWS I CAPITAL GROWTH                  VALUE                 DWS II GLOBAL THEMATIC
                                             SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011          2012            2011
                                   --------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........      8,491,921       7,420,886      4,665,637       5,549,304     2,219,665       2,895,029
Units issued and transferred
   from other funding options.....        297,934       2,521,070        181,846         193,843        81,579         104,704
Units redeemed and transferred to
   other funding options..........    (1,450,243)     (1,450,035)      (877,476)     (1,077,510)     (534,829)       (780,068)
                                   --------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................      7,339,612       8,491,921      3,970,007       4,665,637     1,766,415       2,219,665
                                   ==============  ============== ==============  ============== =============  ==============

                                    DWS II GOVERNMENT & AGENCY                                 FIDELITY VIP DYNAMIC CAPITAL
                                            SECURITIES              FIDELITY VIP CONTRAFUND            APPRECIATION
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012            2011
                                   -------------  -------------- -------------- -------------- --------------  -------------

Units beginning of year...........     5,140,392       4,693,342    141,726,054    160,809,148      1,629,814      1,800,348
Units issued and transferred
   from other funding options.....       695,703       1,357,214      9,011,322    102,224,509        429,851      1,196,589
Units redeemed and transferred to
   other funding options..........   (1,818,892)       (910,164)   (27,069,324)  (121,307,603)      (643,653)    (1,367,123)
                                   -------------  -------------- -------------- -------------- --------------  -------------
Units end of year.................     4,017,203       5,140,392    123,668,052    141,726,054      1,416,012      1,629,814
                                   =============  ============== ============== ============== ==============  =============



                                    FIDELITY VIP EQUITY-INCOME      FIDELITY VIP HIGH INCOME        FIDELITY VIP MID CAP
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------ ----------------------------- -----------------------------
                                        2012            2011          2012            2011           2012           2011
                                   --------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year...........     78,077,952      87,497,260     9,899,875      11,343,721   131,855,567     150,237,224
Units issued and transferred
   from other funding options.....      3,481,471      14,784,785       806,737       1,060,190     9,553,588      89,130,981
Units redeemed and transferred to
   other funding options..........   (11,892,131)    (24,204,093)   (1,840,903)     (2,504,036)  (26,684,655)   (107,512,638)
                                   --------------  -------------- -------------  -------------- -------------  --------------
Units end of year.................     69,667,292      78,077,952     8,865,709       9,899,875   114,724,500     131,855,567
                                   ==============  ============== =============  ============== =============  ==============

                                      FTVIPT FRANKLIN INCOME        FTVIPT FRANKLIN RISING      FTVIPT FRANKLIN SMALL-MID CAP
                                            SECURITIES               DIVIDENDS SECURITIES             GROWTH SECURITIES
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    22,928,793      29,222,902     15,551,161      16,928,302    25,729,063      31,824,896
Units issued and transferred
   from other funding options.....     2,097,819      30,227,388        808,561       2,332,749     1,458,236      17,928,671
Units redeemed and transferred to
   other funding options..........   (5,008,955)    (36,521,497)    (3,504,218)     (3,709,890)   (5,430,107)    (24,024,504)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    20,017,657      22,928,793     12,855,504      15,551,161    21,757,192      25,729,063
                                   =============  ============== ==============  ============== =============  ==============


                                       FTVIPT MUTUAL SHARES       FTVIPT TEMPLETON DEVELOPING     FTVIPT TEMPLETON FOREIGN
                                            SECURITIES                MARKETS SECURITIES                 SECURITIES
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........     26,399,650     36,409,020     13,337,044      14,717,477    69,167,489      84,974,211
Units issued and transferred
   from other funding options.....        716,000     36,436,514      1,999,457       2,555,899     4,543,293      65,570,772
Units redeemed and transferred to
   other funding options..........    (8,332,566)   (46,445,884)    (3,060,036)     (3,936,332)  (14,410,972)    (81,377,494)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................     18,783,084     26,399,650     12,276,465      13,337,044    59,299,810      69,167,489
                                   ==============  ============= ==============  ============== =============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                             INVESCO V.I.
                                   INVESCO V.I. DIVERSIFIED DIVIDEND     GOVERNMENT SECURITIES      INVESCO V.I. S&P 500 INDEX
                                              SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                   --------------------------------- ----------------------------- -----------------------------
                                          2012            2011            2012          2011 (a)       2012            2011
                                     --------------  --------------  --------------  ------------- -------------  --------------

Units beginning of year...........        1,477,262       1,892,620      16,254,323             --     2,706,272       6,211,524
Units issued and transferred
   from other funding options.....           51,025       1,825,973         481,791     22,126,396       145,749       6,229,384
Units redeemed and transferred to
   other funding options..........        (362,077)     (2,241,331)     (3,693,967)    (5,872,073)     (719,598)     (9,734,636)
                                     --------------  --------------  --------------  ------------- -------------  --------------
Units end of year.................        1,166,210       1,477,262      13,042,147     16,254,323     2,132,423       2,706,272
                                     ==============  ==============  ==============  ============= =============  ==============


                                                                     INVESCO V.I. VAN KAMPEN        INVESCO V.I. VAN KAMPEN
                                      INVESCO V.I. UTILITIES           AMERICAN FRANCHISE                  COMSTOCK
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012            2011          2012          2011 (a)
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........      1,250,696       1,414,907     10,789,832     12,335,955      8,566,782              --
Units issued and transferred
   from other funding options.....        225,407         247,175        198,500     12,269,424         91,543       9,856,127
Units redeemed and transferred to
   other funding options..........      (450,094)       (411,386)    (1,997,826)   (13,815,547)    (1,496,689)     (1,289,345)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................      1,026,009       1,250,696      8,990,506     10,789,832      7,161,636       8,566,782
                                   ==============  ============== ==============  ============= ==============  ==============

                                      INVESCO V.I. VAN KAMPEN       INVESCO V.I. VAN KAMPEN
                                         EQUITY AND INCOME             GROWTH AND INCOME          JANUS ASPEN ENTERPRISE
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012            2011          2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year...........     70,089,823     95,244,297     72,432,015     95,521,755     15,657,254     20,137,778
Units issued and transferred
   from other funding options.....      3,135,678     95,644,293      1,176,705     89,918,227        954,097     17,474,244
Units redeemed and transferred to
   other funding options..........   (24,055,209)  (120,798,767)   (16,982,386)  (113,007,967)    (3,171,661)   (21,954,768)
                                   --------------  ------------- --------------  ------------- --------------  -------------
Units end of year.................     49,170,292     70,089,823     56,626,334     72,432,015     13,439,690     15,657,254
                                   ==============  ============= ==============  ============= ==============  =============


                                                                                                    LMPVET CLEARBRIDGE
                                       JANUS ASPEN OVERSEAS          JANUS ASPEN WORLDWIDE      VARIABLE AGGRESSIVE GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012            2011          2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year...........     35,812,624     40,655,745        865,137      1,013,409    346,829,648    443,390,285
Units issued and transferred
   from other funding options.....      4,561,615     10,693,648         74,255        110,707      8,747,447    364,838,748
Units redeemed and transferred to
   other funding options..........    (7,712,989)   (15,536,769)      (118,333)      (258,979)   (79,087,961)  (461,399,385)
                                   --------------  ------------- --------------  ------------- --------------  -------------
Units end of year.................     32,661,250     35,812,624        821,059        865,137    276,489,134    346,829,648
                                   ==============  ============= ==============  ============= ==============  =============

                                                                                                      LMPVET CLEARBRIDGE
                                        LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE            VARIABLE FUNDAMENTAL
                                       VARIABLE APPRECIATION     VARIABLE EQUITY INCOME BUILDER          ALL CAP VALUE
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ ------------------------------
                                        2012           2011            2012            2011          2012            2011
                                   -------------  --------------  --------------  ------------- --------------  --------------

Units beginning of year...........   264,460,402     340,812,870     116,486,691    117,810,538    289,032,086     360,564,870
Units issued and transferred
   from other funding options.....     5,612,014     309,947,399       5,876,306    158,397,686      6,994,196     290,684,689
Units redeemed and transferred to
   other funding options..........  (60,912,862)   (386,299,867)    (27,433,278)  (159,721,533)   (65,313,423)   (362,217,473)
                                   -------------  --------------  --------------  ------------- --------------  --------------
Units end of year.................   209,159,554     264,460,402      94,929,719    116,486,691    230,712,859     289,032,086
                                   =============  ==============  ==============  ============= ==============  ==============



                                        LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                     VARIABLE LARGE CAP GROWTH     VARIABLE LARGE CAP VALUE         VARIABLE MID CAP CORE
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    87,976,409     107,663,025    106,825,703    129,276,662     29,141,332      39,617,087
Units issued and transferred
   from other funding options.....     2,171,915      89,771,823      2,687,838    102,779,112      1,210,340      37,410,512
Units redeemed and transferred to
   other funding options..........  (17,233,404)   (109,458,439)   (18,490,220)  (125,230,071)    (7,390,239)    (47,886,267)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................    72,914,920      87,976,409     91,023,321    106,825,703     22,961,433      29,141,332
                                   =============  ============== ==============  ============= ==============  ==============

                                        LMPVET CLEARBRIDGE          LMPVET INVESTMENT COUNSEL      LMPVET VARIABLE LIFESTYLE
                                     VARIABLE SMALL CAP GROWTH      VARIABLE SOCIAL AWARENESS           ALLOCATION 50%
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012           2011           2012            2011
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........     38,530,720      46,003,583     23,310,011     28,992,998     54,802,370      69,091,278
Units issued and transferred
   from other funding options.....      2,658,977      37,710,988        674,595     14,833,181      1,804,909      66,066,579
Units redeemed and transferred to
   other funding options..........    (9,567,013)    (45,183,851)    (4,049,455)   (20,516,168)   (11,668,926)    (80,355,487)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................     31,622,684      38,530,720     19,935,151     23,310,011     44,938,353      54,802,370
                                   ==============  ============== ==============  ============= ==============  ==============


                                     LMPVET VARIABLE LIFESTYLE      LMPVET VARIABLE LIFESTYLE        LMPVIT WESTERN ASSET
                                          ALLOCATION 70%                 ALLOCATION 85%         VARIABLE GLOBAL HIGH YIELD BOND
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- -------------------------------
                                        2012            2011          2012            2011            2012            2011
                                   --------------  -------------- -------------  --------------  --------------  --------------

Units beginning of year...........     35,895,323      44,663,513    24,183,514      28,603,564       7,281,992       8,965,094
Units issued and transferred
   from other funding options.....        571,889      41,201,406       202,722      27,345,370         478,177       8,265,431
Units redeemed and transferred to
   other funding options..........    (6,809,469)    (49,969,596)   (5,020,705)    (31,765,420)     (1,840,537)     (9,948,533)
                                   --------------  -------------- -------------  --------------  --------------  --------------
Units end of year.................     29,657,743      35,895,323    19,365,531      24,183,514       5,919,632       7,281,992
                                   ==============  ============== =============  ==============  ==============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                       LMPVIT WESTERN ASSET           MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                       VARIABLE HIGH INCOME           BALANCED ALLOCATION             GROWTH ALLOCATION
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    66,903,303      85,709,100      1,843,499       2,241,816     1,580,396       2,314,410
Units issued and transferred
   from other funding options.....     2,458,833      83,334,725        648,933         771,778       769,280         586,831
Units redeemed and transferred to
   other funding options..........  (15,233,957)   (102,140,522)      (302,275)     (1,170,095)     (426,786)     (1,320,845)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    54,128,179      66,903,303      2,190,157       1,843,499     1,922,890       1,580,396
                                   =============  ============== ==============  ============== =============  ==============


                                        MIST AMERICAN FUNDS                                            MIST BLACKROCK
                                        MODERATE ALLOCATION         MIST BLACKROCK HIGH YIELD          LARGE CAP CORE
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011           2012           2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........      1,316,789      1,184,260     62,492,572      72,671,332    46,368,859      54,907,593
Units issued and transferred
   from other funding options.....        617,554        396,221      8,932,018      40,297,898     2,117,953      51,473,923
Units redeemed and transferred to
   other funding options..........      (129,656)      (263,692)   (17,633,288)    (50,476,658)  (10,103,133)    (60,012,657)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................      1,804,687      1,316,789     53,791,302      62,492,572    38,383,679      46,368,859
                                   ==============  ============= ==============  ============== =============  ==============

                                                                                                       MIST HARRIS OAKMARK
                                   MIST CLARION GLOBAL REAL ESTATE  MIST DREMAN SMALL CAP VALUE           INTERNATIONAL
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------- ----------------------------- ------------------------------
                                         2012            2011           2012           2011           2012            2011
                                    --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........      77,408,843      89,036,157      9,341,233     11,051,153     49,035,319      59,047,438
Units issued and transferred
   from other funding options.....       5,892,283      63,202,917      1,222,523      9,501,490      4,764,889      49,612,720
Units redeemed and transferred to
   other funding options..........    (15,220,505)    (74,830,231)    (2,388,971)   (11,211,410)   (10,934,436)    (59,624,839)
                                    --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................      68,080,621      77,408,843      8,174,785      9,341,233     42,865,772      49,035,319
                                    ==============  ============== ==============  ============= ==============  ==============


                                                                                                 MIST LEGG MASON CLEARBRIDGE
                                   MIST INVESCO SMALL CAP GROWTH        MIST JANUS FORTY              AGGRESSIVE GROWTH
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ------------------------------ ------------------------------
                                        2012           2011           2012            2011           2012            2011
                                   --------------  ------------- --------------  -------------- --------------  --------------

Units beginning of year...........      8,619,870      8,936,088    112,073,709     130,954,529      4,640,959         243,732
Units issued and transferred
   from other funding options.....        995,839      9,597,322      5,932,404      46,190,455        824,757       5,358,034
Units redeemed and transferred to
   other funding options..........    (2,778,351)    (9,913,540)   (18,570,588)    (65,071,275)    (1,279,071)       (960,807)
                                   --------------  ------------- --------------  -------------- --------------  --------------
Units end of year.................      6,837,358      8,619,870     99,435,525     112,073,709      4,186,645       4,640,959
                                   ==============  ============= ==============  ============== ==============  ==============

                                     MIST LOOMIS SAYLES GLOBAL       MIST LORD ABBETT BOND            MIST LORD ABBETT
                                              MARKETS                      DEBENTURE                    MID CAP VALUE
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    30,124,440      33,062,109     32,502,638      40,480,659    48,643,274      59,583,746
Units issued and transferred
   from other funding options.....     1,394,518       2,208,287      2,867,812      36,053,228    10,937,641      55,919,253
Units redeemed and transferred to
   other funding options..........   (4,709,742)     (5,145,956)    (9,115,054)    (44,031,249)  (10,240,728)    (66,859,725)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    26,809,216      30,124,440     26,255,396      32,502,638    49,340,187      48,643,274
                                   =============  ============== ==============  ============== =============  ==============


                                       MIST MET/EATON VANCE        MIST MET/FRANKLIN MUTUAL
                                           FLOATING RATE                    SHARES                MIST MET/TEMPLETON GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........      1,214,850        711,474      1,093,751         849,530    45,862,165      31,582,017
Units issued and transferred
   from other funding options.....      1,528,125      4,730,873         60,752       1,587,454     1,969,835      55,474,414
Units redeemed and transferred to
   other funding options..........      (433,796)    (4,227,497)      (337,250)     (1,343,233)  (12,102,852)    (41,194,266)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................      2,309,179      1,214,850        817,253       1,093,751    35,729,148      45,862,165
                                   ==============  ============= ==============  ============== =============  ==============

                                      MIST METLIFE AGGRESSIVE        MIST METLIFE BALANCED           MIST METLIFE GROWTH
                                             STRATEGY                      STRATEGY                       STRATEGY
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012         2011 (a)         2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    54,062,263              --     19,472,712      21,057,825    16,695,645      18,635,211
Units issued and transferred
   from other funding options.....     4,383,614      61,329,579        153,829       1,162,148       258,473         331,684
Units redeemed and transferred to
   other funding options..........   (6,969,467)     (7,267,316)    (2,156,977)     (2,747,261)   (1,890,818)     (2,271,250)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    51,476,410      54,062,263     17,469,564      19,472,712    15,063,300      16,695,645
                                   =============  ============== ==============  ============== =============  ==============


                                       MIST METLIFE MODERATE       MIST MFS EMERGING MARKETS          MIST MFS RESEARCH
                                             STRATEGY                       EQUITY                      INTERNATIONAL
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........     12,096,560     13,603,309     32,814,639      40,055,591    77,589,499      48,036,599
Units issued and transferred
   from other funding options.....        516,695      2,197,858      1,910,708      35,785,519     4,053,451      74,378,829
Units redeemed and transferred to
   other funding options..........    (1,554,228)    (3,704,607)    (7,253,895)    (43,026,471)  (17,253,830)    (44,825,929)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................     11,059,027     12,096,560     27,471,452      32,814,639    64,389,120      77,589,499
                                   ==============  ============= ==============  ============== =============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                      MIST MORGAN STANLEY          MIST PIMCO INFLATION
                                         MIST MLA MID CAP               MID CAP GROWTH                PROTECTED BOND
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year...........    50,098,545      55,785,950     9,246,133      11,758,200    81,257,553      84,809,882
Units issued and transferred
   from other funding options.....     3,447,984      24,342,611     1,095,461      10,851,231    16,446,646      81,258,980
Units redeemed and transferred to
   other funding options..........   (9,704,846)    (30,030,016)   (2,180,096)    (13,363,298)  (20,749,987)    (84,811,309)
                                   -------------  -------------- -------------  -------------- -------------  --------------
Units end of year.................    43,841,683      50,098,545     8,161,498       9,246,133    76,954,212      81,257,553
                                   =============  ============== =============  ============== =============  ==============



                                      MIST PIMCO TOTAL RETURN          MIST PIONEER FUND       MIST PIONEER STRATEGIC INCOME
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year...........    260,102,976    285,034,968     43,521,716     30,744,777    134,759,531    163,592,465
Units issued and transferred
   from other funding options.....     28,318,767    267,862,443      1,524,750     45,644,359     14,779,317    122,782,751
Units redeemed and transferred to
   other funding options..........   (58,216,286)  (292,794,435)    (7,696,896)   (32,867,420)   (32,525,259)  (151,615,685)
                                   --------------  ------------- --------------  ------------- --------------  -------------
Units end of year.................    230,205,457    260,102,976     37,349,570     43,521,716    117,013,589    134,759,531
                                   ==============  ============= ==============  ============= ==============  =============

                                                                  MIST SSGA GROWTH AND INCOME
                                        MIST RCM TECHNOLOGY                   ETF                  MIST SSGA GROWTH ETF
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    10,508,349       1,999,423    102,294,878    110,185,544    133,087,707     142,607,091
Units issued and transferred
   from other funding options.....       665,858      11,038,370      4,834,219      5,350,636      7,009,857       7,773,698
Units redeemed and transferred to
   other funding options..........   (3,139,209)     (2,529,444)   (10,518,252)   (13,241,302)   (16,932,202)    (17,293,082)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................     8,034,998      10,508,349     96,610,845    102,294,878    123,165,362     133,087,707
                                   =============  ============== ==============  ============= ==============  ==============


                                   MIST T. ROWE PRICE LARGE CAP   MIST T. ROWE PRICE MID CAP    MIST THIRD AVENUE SMALL CAP
                                               VALUE                        GROWTH                         VALUE
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012            2011
                                   -------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........   128,584,761     153,267,618     2,874,302       2,637,941    102,729,374    118,085,929
Units issued and transferred
   from other funding options.....     5,206,738     126,485,432       431,944       2,203,292      4,198,888     78,832,566
Units redeemed and transferred to
   other funding options..........  (23,909,183)   (151,168,289)   (1,277,401)     (1,966,931)   (19,331,152)   (94,189,121)
                                   -------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................   109,882,316     128,584,761     2,028,845       2,874,302     87,597,110    102,729,374
                                   =============  ============== =============  ============== ==============  =============

                                                                                                 MORGAN STANLEY MULTI CAP
                                    MIST TURNER MID CAP GROWTH     MIST VAN KAMPEN COMSTOCK               GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- -------------- --------------

Units beginning of year...........     1,652,474       1,767,559   137,929,311     178,757,353        683,491        877,893
Units issued and transferred
   from other funding options.....       119,183         222,677     3,198,466     160,196,705        134,143        865,238
Units redeemed and transferred to
   other funding options..........     (337,860)       (337,762)  (35,621,074)   (201,024,747)      (182,694)    (1,059,640)
                                   -------------  -------------- -------------  -------------- -------------- --------------
Units end of year.................     1,433,797       1,652,474   105,506,703     137,929,311        634,940        683,491
                                   =============  ============== =============  ============== ============== ==============


                                   MSF BARCLAYS CAPITAL AGGREGATE   MSF BLACKROCK AGGRESSIVE
                                             BOND INDEX                      GROWTH               MSF BLACKROCK BOND INCOME
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------ ----------------------------- -----------------------------
                                         2012           2011           2012            2011          2012            2011
                                    --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year...........      45,268,185     51,647,712     95,805,405    116,770,017    185,391,674    225,736,980
Units issued and transferred
   from other funding options.....       2,911,941      3,228,498      3,785,668     95,970,287     14,170,027    158,016,694
Units redeemed and transferred to
   other funding options..........     (7,904,161)    (9,608,025)   (18,694,379)  (116,934,899)   (40,101,925)  (198,362,000)
                                    --------------  ------------- --------------  ------------- --------------  -------------
Units end of year.................      40,275,965     45,268,185     80,896,694     95,805,405    159,459,776    185,391,674
                                    ==============  ============= ==============  ============= ==============  =============

                                                                                                    MSF BLACKROCK LEGACY
                                     MSF BLACKROCK DIVERSIFIED   MSF BLACKROCK LARGE CAP VALUE        LARGE CAP GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........   105,534,840     118,061,128     13,528,382      15,747,692   197,272,481     232,943,584
Units issued and transferred
   from other funding options.....     3,480,698      10,254,747        730,110         698,899     5,571,987     181,176,484
Units redeemed and transferred to
   other funding options..........  (13,931,320)    (22,781,035)    (2,672,701)     (2,918,209)  (37,085,497)   (216,847,587)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    95,084,218     105,534,840     11,585,791      13,528,382   165,758,971     197,272,481
                                   =============  ============== ==============  ============== =============  ==============



                                    MSF BLACKROCK MONEY MARKET      MSF DAVIS VENTURE VALUE         MSF FI VALUE LEADERS
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------- -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    355,598,094    390,620,368     96,387,852      39,290,500    63,384,285      77,016,714
Units issued and transferred
   from other funding options.....    149,151,409    476,826,492      2,319,534      96,208,204     1,381,347      53,370,473
Units redeemed and transferred to
   other funding options..........  (198,796,530)  (511,848,766)   (17,614,216)    (39,110,852)  (11,671,456)    (67,002,902)
                                   -------------- -------------- --------------  -------------- -------------  --------------
Units end of year.................    305,952,973    355,598,094     81,093,170      96,387,852    53,094,176      63,384,285
                                   ============== ============== ==============  ============== =============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                       MSF LOOMIS SAYLES           MSF MET/ARTISAN MID CAP
                                        MSF JENNISON GROWTH             SMALL CAP CORE                      VALUE
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    60,489,570      76,713,717        421,875        192,214        918,844       1,029,255
Units issued and transferred
   from other funding options.....   331,078,417      72,566,487         89,010        503,095         49,909       1,063,204
Units redeemed and transferred to
   other funding options..........  (43,781,640)    (88,790,634)      (185,959)      (273,434)      (241,525)     (1,173,615)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................   347,786,347      60,489,570        324,926        421,875        727,228         918,844
                                   =============  ============== ==============  ============= ==============  ==============


                                        MSF MET/DIMENSIONAL        MSF METLIFE CONSERVATIVE      MSF METLIFE CONSERVATIVE TO
                                    INTERNATIONAL SMALL COMPANY           ALLOCATION                 MODERATE ALLOCATION
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........        82,833          63,743     31,816,365     32,850,961     75,138,747      81,246,395
Units issued and transferred
   from other funding options.....       475,285         100,017      8,906,925     33,765,680     10,825,726      31,579,761
Units redeemed and transferred to
   other funding options..........      (45,444)        (80,927)    (6,972,504)   (34,800,276)   (16,362,783)    (37,687,409)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................       512,674          82,833     33,750,786     31,816,365     69,601,690      75,138,747
                                   =============  ============== ==============  ============= ==============  ==============

                                                                     MSF METLIFE MODERATE          MSF METLIFE MODERATE TO
                                     MSF METLIFE MID CAP STOCK            ALLOCATION                AGGRESSIVE ALLOCATION
                                         INDEX SUBACCOUNT                 SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........     6,867,767       6,949,687    365,836,158    393,118,303    320,193,265     343,766,439
Units issued and transferred
   from other funding options.....     1,987,923       2,781,003     27,008,932     73,459,725     19,562,785      42,817,441
Units redeemed and transferred to
   other funding options..........   (1,872,518)     (2,862,923)   (50,165,745)  (100,741,870)   (38,317,062)    (66,390,615)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................     6,983,172       6,867,767    342,679,345    365,836,158    301,438,988     320,193,265
                                   =============  ============== ==============  ============= ==============  ==============



                                      MSF METLIFE STOCK INDEX        MSF MFS TOTAL RETURN              MSF MFS VALUE
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                       2012            2011           2012           2011           2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........   660,304,058     752,977,742    300,786,307    365,263,272     48,193,344      55,157,576
Units issued and transferred
   from other funding options.....   206,111,279      85,985,098     10,295,635    283,119,661      4,138,969      33,120,541
Units redeemed and transferred to
   other funding options.......... (119,538,729)   (178,658,782)   (58,329,549)  (347,596,626)   (10,138,714)    (40,084,773)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................   746,876,608     660,304,058    252,752,393    300,786,307     42,193,599      48,193,344
                                   =============  ============== ==============  ============= ==============  ==============

                                                                         MSF NEUBERGER             MSF OPPENHEIMER GLOBAL
                                        MSF MSCI EAFE INDEX             BERMAN GENESIS                     EQUITY
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012          2011 (a)        2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    35,199,957      39,250,929         12,539              --   319,487,588     355,293,700
Units issued and transferred
   from other funding options.....     1,670,192       2,117,134         60,985          12,540    13,204,233     112,061,168
Units redeemed and transferred to
   other funding options..........   (5,278,216)     (6,168,106)        (3,230)             (1)  (52,417,562)   (147,867,280)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    31,591,933      35,199,957         70,294          12,539   280,274,259     319,487,588
                                   =============  ============== ==============  ============== =============  ==============


                                                                  MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP
                                      MSF RUSSELL 2000 INDEX                GROWTH                         GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........     37,289,119     41,489,141     37,121,993      45,753,740    71,061,468      76,912,938
Units issued and transferred
   from other funding options.....      2,048,180      2,697,285      3,626,587      35,502,982     8,165,803      37,828,196
Units redeemed and transferred to
   other funding options..........    (5,682,371)    (6,897,307)    (8,547,524)    (44,134,729)  (16,591,275)    (43,679,666)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................     33,654,928     37,289,119     32,201,056      37,121,993    62,635,996      71,061,468
                                   ==============  ============= ==============  ============== =============  ==============

                                   MSF WESTERN ASSET MANAGEMENT  MSF WESTERN ASSET MANAGEMENT
                                   STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT        PIONEER VCT EMERGING MARKETS
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........    39,676,652       3,494,208   101,794,264     125,335,567      6,504,758      8,376,046
Units issued and transferred
   from other funding options.....     1,705,643      49,512,412    14,563,215     104,919,656        622,758        974,984
Units redeemed and transferred to
   other funding options..........   (7,809,202)    (13,329,968)  (27,005,185)   (128,460,959)    (1,518,029)    (2,846,272)
                                   -------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................    33,573,093      39,676,652    89,352,294     101,794,264      5,609,487      6,504,758
                                   =============  ============== =============  ============== ==============  =============


                                                                                                PIONEER VCT IBBOTSON GROWTH
                                     PIONEER VCT EQUITY INCOME   PIONEER VCT FUNDAMENTAL VALUE          ALLOCATION
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012           2011           2012            2011         2012            2011
                                   --------------  ------------- --------------  ------------- -------------  --------------

Units beginning of year...........     12,775,811     14,712,580     10,856,888     13,452,820   206,818,842     221,599,749
Units issued and transferred
   from other funding options.....        638,358      1,452,330        725,572        420,189     7,455,420       7,579,123
Units redeemed and transferred to
   other funding options..........    (2,367,863)    (3,389,099)    (1,862,792)    (3,016,121)  (18,038,451)    (22,360,030)
                                   --------------  ------------- --------------  ------------- -------------  --------------
Units end of year.................     11,046,306     12,775,811      9,719,668     10,856,888   196,235,811     206,818,842
                                   ==============  ============= ==============  ============= =============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONCLUDED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                       PIONEER VCT IBBOTSON
                                        MODERATE ALLOCATION         PIONEER VCT MID CAP VALUE   PIONEER VCT REAL ESTATE SHARES
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012            2011          2012            2011
                                   --------------  -------------- --------------  -------------  -------------  --------------

Units beginning of year...........    107,898,072     119,014,176     21,724,375     27,106,926      6,712,774       8,080,999
Units issued and transferred
   from other funding options.....      4,727,843       5,895,965      1,014,781     17,222,895        430,599         742,971
Units redeemed and transferred to
   other funding options..........   (15,302,556)    (17,012,069)    (5,172,262)   (22,605,446)    (1,608,357)     (2,111,196)
                                   --------------  -------------- --------------  -------------  -------------  --------------
Units end of year.................     97,323,359     107,898,072     17,566,894     21,724,375      5,535,016       6,712,774
                                   ==============  ============== ==============  =============  =============  ==============


                                                                                                        WELLS FARGO VT
                                            UIF GROWTH                UIF U.S. REAL ESTATE              SMALL CAP VALUE
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012            2011          2012            2011
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........      6,391,312       7,852,817     11,698,765     16,338,780      2,074,209       2,391,673
Units issued and transferred
   from other funding options.....        309,375       6,260,195        997,265     16,433,965         76,493       1,338,898
Units redeemed and transferred to
   other funding options..........    (1,221,591)     (7,721,700)    (3,632,973)   (21,073,980)      (369,583)     (1,656,362)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................      5,479,096       6,391,312      9,063,057     11,698,765      1,781,119       2,074,209
                                   ==============  ============== ==============  ============= ==============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for the respective stated periods in the five years ended December 31, 2012:

                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  Alger Capital Appreciation             2012      1,645,523         1.66 - 2.09          3,300,965
     Subaccount                          2011      2,234,246         1.44 - 1.80          3,906,644
                                         2010      2,108,411         1.49 - 1.84          3,755,704
                                         2009      2,568,654         1.34 - 1.65          4,100,549
                                         2008      2,726,355         0.91 - 1.11          2,946,088

  AllianceBernstein Global               2012      1,104,786         0.78 - 0.80            878,354
     Thematic Growth Subaccount          2011      1,221,384         0.70 - 0.72            873,875
                                         2010      1,545,364         0.94 - 0.96          1,471,499
                                         2009      1,859,710         0.80 - 0.82          1,520,169
                                         2008      1,967,504         0.54 - 0.55          1,068,173

  American Funds Bond                    2012      6,125,338         1.66 - 1.80         10,642,898
     Subaccount                          2011      6,649,857         1.61 - 1.73         11,151,382
     (Commenced 4/28/2008)               2010      6,629,074         1.54 - 1.65         10,629,167
                                         2009      5,354,874         1.48 - 1.57          8,185,030
                                         2008      1,707,759         1.34 - 1.42          2,375,182

  American Funds Global                  2012     74,340,049         1.48 - 2.31        143,143,628
     Growth Subaccount                   2011     92,495,761         1.23 - 1.92        148,056,485
                                         2010    115,240,903         1.38 - 2.14        206,239,786
                                         2009    130,525,259         1.26 - 1.95        212,149,219
                                         2008    148,315,752         0.89 - 1.39        171,788,338

  American Funds Global Small            2012      1,174,553         2.68 - 2.89          3,283,267
     Capitalization Subaccount           2011      1,623,025         2.32 - 2.48          3,907,280
     (Commenced 4/28/2008)               2010      2,635,611         2.92 - 3.11          7,972,844
                                         2009      1,997,395         2.43 - 2.58          5,011,389
                                         2008        638,633         1.54 - 1.62          1,017,332

  American Funds Growth                  2012    187,729,621         1.22 - 1.96        309,138,975
     Subaccount                          2011    226,708,667         1.06 - 1.69        323,137,038
                                         2010    282,002,413         1.14 - 1.80        428,158,662
                                         2009    323,767,342         0.99 - 1.54        421,186,273
                                         2008    359,615,200         0.72 - 1.13        341,207,267

  American Funds                         2012    174,788,776         1.14 - 1.68        261,008,029
     Growth-Income Subaccount            2011    212,465,063         1.00 - 1.46        275,594,046
                                         2010    266,085,972         1.04 - 1.51        358,904,564
                                         2009    305,682,875         0.95 - 1.38        376,941,251
                                         2008    341,874,694         0.73 - 1.07        327,273,662

  Delaware VIP Small Cap                 2012      5,246,939         1.89 - 3.44         12,614,903
     Value Subaccount                    2011      5,815,368         1.66 - 3.04         12,653,755
                                         2010     10,497,320         1.69 - 3.10         24,258,561
                                         2009     11,809,419         1.28 - 2.36         21,004,334
                                         2008     13,377,371         0.98 - 1.80         18,558,123

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  Alger Capital Appreciation             2012        0.46         1.55 - 2.65          14.79 - 16.07
     Subaccount                          2011          --         1.55 - 2.65        (3.24) - (2.17)
                                         2010        0.23         1.55 - 2.65          10.70 - 11.89
                                         2009          --         1.55 - 2.65          46.68 - 48.33
                                         2008          --         1.55 - 2.65      (46.69) - (46.09)

  AllianceBernstein Global               2012          --         1.65 - 1.90          11.10 - 11.38
     Thematic Growth Subaccount          2011        0.36         1.65 - 1.90      (24.89) - (24.66)
                                         2010        1.97         1.65 - 1.90          16.42 - 16.57
                                         2009          --         1.65 - 1.90          50.28 - 50.64
                                         2008          --         1.65 - 1.90      (48.51) - (48.29)

  American Funds Bond                    2012        2.46         1.40 - 1.90            3.38 - 3.90
     Subaccount                          2011        3.15         1.40 - 1.90            4.08 - 4.60
     (Commenced 4/28/2008)               2010        3.26         1.40 - 1.90            4.47 - 4.96
                                         2009        4.01         1.40 - 1.90          10.47 - 11.08
                                         2008        8.67         1.40 - 1.90      (10.75) - (10.45)

  American Funds Global                  2012        0.84         0.30 - 2.60          19.40 - 22.19
     Growth Subaccount                   2011        1.21         0.30 - 2.70       (11.30) - (9.16)
                                         2010        1.45         0.30 - 2.70           8.71 - 11.44
                                         2009        1.43         0.30 - 2.70          38.52 - 41.88
                                         2008        1.71         0.30 - 2.70      (40.07) - (38.58)

  American Funds Global Small            2012        1.34         1.40 - 1.90          15.94 - 16.53
     Capitalization Subaccount           2011        1.46         1.40 - 1.90      (20.66) - (20.26)
     (Commenced 4/28/2008)               2010        1.81         1.40 - 1.90          20.08 - 20.69
                                         2009        0.46         1.40 - 1.90          58.31 - 59.01
                                         2008          --         1.40 - 1.90      (49.55) - (49.38)

  American Funds Growth                  2012        0.76         0.30 - 2.70          14.74 - 17.54
     Subaccount                          2011        0.58         0.30 - 2.70        (6.83) - (4.57)
                                         2010        0.70         0.30 - 2.70          15.51 - 18.38
                                         2009        0.66         0.30 - 2.70          35.68 - 38.90
                                         2008        0.78         0.30 - 2.70      (45.51) - (44.10)

  American Funds                         2012        1.53         0.30 - 2.75          14.28 - 17.13
     Growth-Income Subaccount            2011        1.43         0.30 - 2.75        (4.48) - (2.15)
                                         2010        1.43         0.30 - 2.75           8.45 - 11.08
                                         2009        1.60         0.30 - 2.75          27.57 - 30.86
                                         2008        1.64         0.30 - 2.75      (39.52) - (38.03)

  Delaware VIP Small Cap                 2012        0.59         0.30 - 1.30          12.43 - 13.56
     Value Subaccount                    2011        0.67         0.30 - 1.30        (2.60) - (1.66)
                                         2010        0.66         0.30 - 2.60          28.92 - 31.90
                                         2009        1.02         0.30 - 2.60          28.40 - 31.49
                                         2008        0.81         0.30 - 2.60      (31.67) - (30.11)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  Dreyfus Socially                       2012        429,359         1.15 - 1.41            581,605
     Responsible Growth                  2011        536,060         1.05 - 1.29            663,326
     Subaccount                          2010        480,877         1.08 - 1.30            602,610
                                         2009        574,094         0.96 - 1.15            639,903
                                         2008        582,742         0.74 - 0.88            495,408

  DWS I Capital Growth                   2012      7,339,612         1.17 - 1.49         10,389,318
     Subaccount                          2011      8,491,921         1.04 - 1.31         10,582,962
                                         2010      7,420,886         1.12 - 1.40          9,928,161
                                         2009      8,917,378         0.99 - 1.22         10,469,508
                                         2008     10,177,735         0.80 - 0.98          9,638,233

  DWS II Dreman Small Mid Cap            2012      3,970,007         1.28 - 2.14          7,824,888
     Value Subaccount                    2011      4,665,637         1.16 - 1.91          8,261,005
                                         2010      5,549,304         1.27 - 2.08         10,696,706
                                         2009      6,769,158         1.06 - 1.72         10,898,028
                                         2008      7,699,706         0.84 - 1.35          9,778,847

  DWS II Global Thematic                 2012      1,766,415         1.16 - 1.69          2,776,163
     Subaccount                          2011      2,219,665         1.00 - 1.45          3,026,970
                                         2010      2,895,029         1.21 - 1.72          4,734,517
                                         2009      3,417,264         1.09 - 1.55          5,030,435
                                         2008      3,883,900         0.78 - 1.10          4,073,603

  DWS II Government & Agency             2012      4,017,203         1.19 - 1.32          5,114,710
     Securities Subaccount               2011      5,140,392         1.19 - 1.31          6,487,438
                                         2010      4,693,342         1.14 - 1.24          5,647,349
                                         2009      5,472,346         1.10 - 1.18          6,311,542
                                         2008      7,027,315         1.05 - 1.12          7,663,328

  Fidelity VIP Contrafund                2012    123,668,052         1.25 - 2.01        224,167,053
     Subaccount                          2011    141,726,054         1.09 - 1.77        223,715,085
                                         2010    160,809,148         1.15 - 1.85        264,096,436
                                         2009    181,273,642         1.00 - 1.61        257,127,712
                                         2008    193,501,420         0.76 - 1.21        204,385,840

  Fidelity VIP Dynamic                   2012      1,416,012         1.11 - 1.88          2,129,562
     Capital Appreciation                2011      1,629,814         0.92 - 1.54          2,068,621
     Subaccount                          2010      1,800,348         0.96 - 1.59          2,381,228
                                         2009      2,259,227         0.82 - 1.35          2,578,968
                                         2008      2,474,553         0.61 - 1.00          2,110,918

  Fidelity VIP Equity-Income             2012     69,667,292         1.22 - 3.41        224,230,879
     Subaccount                          2011     78,077,952         1.06 - 2.94        213,824,134
                                         2010     87,497,260         1.07 - 2.95        237,379,610
                                         2009    108,541,676         0.95 - 2.60        240,102,941
                                         2008    115,661,779         0.74 - 2.02        199,519,894

  Fidelity VIP High Income               2012      8,865,709         1.69 - 2.98         26,193,581
     Subaccount                          2011      9,899,875         1.50 - 2.64         25,924,805
                                         2010     11,343,721         1.46 - 2.57         28,813,104
                                         2009     14,725,421         1.25 - 2.29         31,480,724
                                         2008     15,749,612         0.88 - 1.61         23,781,248

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  Dreyfus Socially                       2012        0.63         1.55 - 2.65            8.76 - 9.97
     Responsible Growth                  2011        0.67         1.55 - 2.65        (1.95) - (0.92)
     Subaccount                          2010        0.73         1.55 - 2.65          11.51 - 12.77
                                         2009        0.64         1.55 - 2.65          29.92 - 31.39
                                         2008        0.43         1.55 - 2.65      (36.31) - (35.59)

  DWS I Capital Growth                   2012        0.54         1.55 - 2.65          12.57 - 13.83
     Subaccount                          2011        0.36         1.55 - 2.65        (7.23) - (6.23)
                                         2010        0.58         1.55 - 2.65          13.26 - 14.61
                                         2009        1.08         1.55 - 2.65          23.17 - 24.54
                                         2008        0.66         1.55 - 2.65      (34.97) - (34.27)

  DWS II Dreman Small Mid Cap            2012        0.81         1.55 - 2.65          10.40 - 11.63
     Value Subaccount                    2011        0.68         1.55 - 2.65        (8.79) - (7.76)
                                         2010        0.93         1.55 - 2.65          19.45 - 20.78
                                         2009        1.69         1.55 - 2.65          25.92 - 27.35
                                         2008        1.35         1.55 - 2.65      (35.41) - (34.74)

  DWS II Global Thematic                 2012        1.06         1.55 - 2.65          15.05 - 16.33
     Subaccount                          2011        0.24         1.55 - 2.65      (16.91) - (15.95)
                                         2010        0.62         1.55 - 2.65          10.27 - 11.51
                                         2009        1.26         1.55 - 2.65          39.48 - 41.06
                                         2008        1.13         1.55 - 2.65      (49.25) - (48.71)

  DWS II Government & Agency             2012        3.52         1.55 - 2.65          (0.21) - 0.90
     Securities Subaccount               2011        3.81         1.55 - 2.65            4.39 - 5.49
                                         2010        4.40         1.55 - 2.65            3.45 - 4.56
                                         2009        4.70         1.55 - 2.65            4.95 - 6.09
                                         2008        4.25         1.55 - 2.65            1.74 - 2.86

  Fidelity VIP Contrafund                2012        1.10         0.30 - 2.65          13.09 - 15.79
     Subaccount                          2011        0.77         0.30 - 2.70        (5.31) - (3.06)
                                         2010        1.01         0.30 - 2.70          13.91 - 16.63
                                         2009        1.23         0.30 - 2.70          31.90 - 35.08
                                         2008        0.80         0.30 - 2.70      (44.22) - (42.88)

  Fidelity VIP Dynamic                   2012        0.53         0.30 - 2.50          19.22 - 21.88
     Capital Appreciation                2011          --         0.30 - 2.50        (5.15) - (3.02)
     Subaccount                          2010        0.23         0.30 - 2.50          15.01 - 17.63
                                         2009        0.02         0.30 - 2.50          32.49 - 35.41
                                         2008        0.42         0.30 - 2.50      (42.79) - (41.56)

  Fidelity VIP Equity-Income             2012        3.06         0.30 - 1.90          14.84 - 16.95
     Subaccount                          2011        2.43         0.30 - 1.90          (1.18) - 0.67
                                         2010        1.75         0.30 - 1.90          12.67 - 14.86
                                         2009        2.34         0.30 - 1.90          27.47 - 29.73
                                         2008        2.41         0.30 - 1.90      (43.90) - (42.78)

  Fidelity VIP High Income               2012        5.59         0.60 - 1.30          12.75 - 13.54
     Subaccount                          2011        6.54         0.60 - 1.30            2.66 - 3.40
                                         2010        7.21         0.30 - 1.30          12.36 - 13.42
                                         2009        8.11         0.30 - 1.30          42.09 - 43.51
                                         2008        8.57         0.30 - 1.30      (25.93) - (25.18)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ----------------
  Fidelity VIP Mid Cap                   2012    114,724,500         1.36 - 2.62        262,317,915
     Subaccount                          2011    131,855,567         1.20 - 2.32        267,439,944
                                         2010    150,237,224         1.38 - 2.65        346,905,399
                                         2009    163,964,353         1.10 - 2.10        298,753,019
                                         2008    175,219,157         0.81 - 1.53        232,101,268

  FTVIPT Franklin Income                 2012     20,017,657         1.30 - 5.35         38,617,121
     Securities Subaccount               2011     22,928,793         1.18 - 4.81         38,466,998
                                         2010     29,222,902         1.18 - 4.77         48,715,164
                                         2009     30,320,651         1.08 - 4.29         41,814,022
                                         2008     27,781,181         0.82 - 3.21         25,140,094

  FTVIPT Franklin Rising                 2012     12,855,504         1.26 - 1.69         20,237,493
     Dividends Securities                2011     15,551,161         1.14 - 1.54         22,145,063
     Subaccount                          2010     16,928,302         1.06 - 1.47         23,199,262
                                         2009     18,663,538         0.90 - 1.24         21,564,888
                                         2008     21,627,695         0.79 - 1.07         21,687,343

  FTVIPT Franklin Small-Mid              2012     21,757,192         1.01 - 1.87         32,196,686
     Cap Growth Securities               2011     25,729,063         0.93 - 1.71         34,957,797
     Subaccount                          2010     31,824,896         0.99 - 1.83         46,170,327
                                         2009     38,242,323         0.79 - 1.46         44,113,405
                                         2008     39,918,390         0.56 - 1.04         32,498,385

  FTVIPT Mutual Shares                   2012     18,783,084         1.36 - 1.52         26,504,729
     Securities Subaccount               2011     26,399,650         1.22 - 1.35         33,103,285
                                         2010     36,409,020         1.25 - 1.39         46,886,371
                                         2009     42,535,689         1.15 - 1.26         50,121,663
                                         2008     47,564,032         0.93 - 1.02         45,238,751

  FTVIPT Templeton Developing            2012     12,276,465         1.85 - 3.06         26,436,064
     Markets Securities Subaccount       2011     13,337,044         1.67 - 2.74         25,681,955
                                         2010     14,717,477         2.02 - 3.30         34,095,115
                                         2009     15,673,026         1.75 - 2.85         31,239,521
                                         2008     14,310,331         1.03 - 3.33         16,745,138

  FTVIPT Templeton Foreign               2012     59,299,810         1.16 - 2.07         95,361,211
     Securities Subaccount               2011     69,167,489         1.01 - 1.78         95,843,960
                                         2010     84,974,211         1.16 - 2.03        133,825,834
                                         2009     97,704,725         1.10 - 1.90        144,240,071
                                         2008    111,025,532         0.82 - 1.41        121,590,564

  Invesco V.I. Diversified               2012      1,166,210         1.04 - 1.28          1,404,646
     Dividend Subaccount                 2011      1,477,262         0.91 - 1.10          1,552,411
                                         2010      1,892,620         0.93 - 1.12          2,026,368
                                         2009      2,297,823         0.86 - 1.03          2,276,427
                                         2008      2,424,014         0.71 - 0.84          1,981,211

  Invesco V.I. Government                2012     13,042,147         1.09 - 1.60         16,856,929
     Securities Subaccount               2011     16,254,323         1.10 - 1.59         20,877,260
     (Commenced 5/2/2011)

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  Fidelity VIP Mid Cap                   2012       0.37          0.30 - 2.65          11.55 - 14.22
     Subaccount                          2011       0.02          0.30 - 2.70      (13.21) - (11.08)
                                         2010       0.12          0.30 - 2.70          25.11 - 28.14
                                         2009       0.47          0.30 - 2.70          36.02 - 39.41
                                         2008       0.24          0.30 - 2.70      (41.24) - (39.82)

  FTVIPT Franklin Income                 2012       6.43          1.30 - 2.60           9.75 - 11.19
     Securities Subaccount               2011       5.99          1.30 - 2.70          (0.34) - 1.02
                                         2010       6.39          1.30 - 2.70           9.65 - 11.21
                                         2009       8.12          1.30 - 2.70          31.95 - 33.84
                                         2008       5.49          1.30 - 2.70      (31.52) - (30.53)

  FTVIPT Franklin Rising                 2012       1.62          1.50 - 2.65           9.02 - 10.29
     Dividends Securities                2011       1.52          1.50 - 2.65            3.20 - 4.38
     Subaccount                          2010       1.60          1.50 - 2.65          17.54 - 18.83
                                         2009       1.47          1.50 - 2.65          14.27 - 15.66
                                         2008       1.84          1.50 - 2.65      (29.05) - (28.22)

  FTVIPT Franklin Small-Mid              2012         --          1.25 - 2.75            7.83 - 9.47
     Cap Growth Securities               2011         --          1.25 - 2.75        (7.35) - (5.96)
     Subaccount                          2010         --          1.25 - 2.75          24.11 - 26.04
                                         2009         --          1.25 - 2.75          39.60 - 41.80
                                         2008         --          1.25 - 2.75      (44.02) - (43.20)

  FTVIPT Mutual Shares                   2012       1.96          1.40 - 1.90          12.08 - 12.65
     Securities Subaccount               2011       2.15          1.40 - 1.90        (2.96) - (2.45)
                                         2010       1.53          1.40 - 1.90            9.15 - 9.65
                                         2009       1.91          1.40 - 1.90          23.60 - 24.29
                                         2008       2.96          1.40 - 1.90      (38.26) - (37.99)

  FTVIPT Templeton Developing            2012       1.40          0.30 - 1.80          11.13 - 12.82
     Markets Securities Subaccount       2011       0.98          0.30 - 1.80      (17.32) - (16.11)
                                         2010       1.60          0.30 - 1.80          15.47 - 17.21
                                         2009       4.01          0.30 - 1.80          69.58 - 72.16
                                         2008       1.88          0.30 - 2.75       (53.56) - (8.93)

  FTVIPT Templeton Foreign               2012       3.01          0.30 - 2.70          15.07 - 17.88
     Securities Subaccount               2011       1.72          0.30 - 2.70      (13.04) - (10.86)
                                         2010       1.91          0.30 - 2.75            5.44 - 8.03
                                         2009       3.43          0.30 - 2.75          33.29 - 36.64
                                         2008       2.41          0.30 - 2.75      (41.99) - (40.56)

  Invesco V.I. Diversified               2012       1.77          1.60 - 2.50          15.43 - 16.48
     Dividend Subaccount                 2011       1.48          1.60 - 2.50        (2.58) - (1.70)
                                         2010       1.54          1.60 - 2.50            7.49 - 8.45
                                         2009       1.75          1.60 - 2.50          20.90 - 22.06
                                         2008       0.42          1.60 - 2.50      (38.06) - (37.51)

  Invesco V.I. Government                2012       2.85          1.40 - 2.60          (0.42) - 1.04
     Securities Subaccount               2011         --          1.40 - 2.60            4.79 - 5.87
     (Commenced 5/2/2011)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO             NET
                                                    UNITS           HIGHEST ($)        ASSETS ($)
                                                -------------   -----------------   ---------------
  Invesco V.I. S&P 500 Index             2012       2,132,423         1.12 - 1.40         2,789,479
     Subaccount                          2011       2,706,272         0.99 - 1.23         3,145,074
                                         2010       6,211,524         1.00 - 1.24         7,379,716
                                         2009       6,684,139         0.89 - 1.10         7,067,118
                                         2008       6,631,301         0.72 - 0.88         5,673,311

  Invesco V.I. Utilities                 2012       1,026,009         1.40 - 2.03         1,966,140
     Subaccount                          2011       1,250,696         1.39 - 1.99         2,366,759
                                         2010       1,414,907         1.22 - 1.73         2,340,520
                                         2009       1,703,060         1.18 - 1.65         2,716,233
                                         2008       2,120,045         1.05 - 1.46         3,005,689

  Invesco V.I. Van Kampen                2012       8,990,506         0.70 - 1.61        10,492,961
     American Franchise                  2011      10,789,832         0.63 - 1.44        11,358,588
     Subaccount                          2010      12,335,955         0.68 - 1.55        15,074,925
                                         2009      15,018,782         0.58 - 1.31        15,653,524
                                         2008      17,441,725         0.36 - 1.50        10,959,766

  Invesco V.I. Van Kampen                2012       7,161,636         0.73 - 1.55         7,826,903
     Comstock Subaccount                 2011       8,566,782         0.63 - 1.32         8,042,543
     (Commenced 5/2/2011)

  Invesco V.I. Van Kampen                2012      49,170,292         1.60 - 1.68        80,615,587
     Equity and Income Subaccount        2011      70,089,823         1.45 - 1.52       103,925,502
                                         2010      95,244,297         1.50 - 1.56       145,446,901
                                         2009     106,877,677         1.36 - 1.41       148,131,048
                                         2008     124,047,368         1.13 - 1.17       142,710,330

  Invesco V.I. Van Kampen                2012      56,626,334         1.11 - 1.89        83,706,619
     Growth and Income                   2011      72,432,015         0.99 - 1.67        95,293,683
     Subaccount                          2010      95,521,755         1.03 - 1.73       130,864,665
                                         2009     114,335,077         0.94 - 1.56       141,710,332
                                         2008     135,745,590         0.78 - 1.27       137,594,743

  Janus Aspen Enterprise                 2012      13,439,690         0.69 - 2.44        13,564,824
     Subaccount                          2011      15,657,254         0.60 - 2.13        13,553,349
                                         2010      20,137,778         0.62 - 2.20        17,466,737
                                         2009      24,776,585         0.50 - 1.79        17,035,938
                                         2008      28,579,786         0.35 - 1.26        13,787,452

  Janus Aspen Overseas                   2012      32,661,250         1.16 - 2.77        54,579,707
     Subaccount                          2011      35,812,624         1.04 - 2.50        53,633,655
                                         2010      40,655,745         1.57 - 3.78        91,389,889
                                         2009      43,929,512         1.28 - 3.09        79,311,843
                                         2008      45,196,584         0.73 - 1.77        45,301,896

  Janus Aspen Worldwide                  2012         821,059         0.86 - 1.34           920,807
     Subaccount                          2011         865,137         0.72 - 1.12           797,166
                                         2010       1,013,409         0.85 - 1.31         1,072,638
                                         2009       1,215,231         0.75 - 1.13         1,081,304
                                         2008       1,473,348         0.55 - 1.61           933,270

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------    -----------------
  Invesco V.I. S&P 500 Index             2012       1.71          1.55 - 2.60          12.54 - 13.73
     Subaccount                          2011       1.76          1.55 - 2.60          (1.05) - 0.00
                                         2010       1.68          1.55 - 2.60          11.62 - 12.79
                                         2009       2.54          1.55 - 2.60          22.77 - 24.19
                                         2008       2.18          1.55 - 2.60      (38.88) - (38.23)

  Invesco V.I. Utilities                 2012       3.17          1.55 - 2.65            0.88 - 2.00
     Subaccount                          2011       3.25          1.55 - 2.65          13.43 - 14.67
                                         2010       3.67          1.55 - 2.65            3.53 - 4.66
                                         2009       4.58          1.55 - 2.65          11.86 - 13.13
                                         2008       2.63          1.55 - 2.65      (34.12) - (33.39)

  Invesco V.I. Van Kampen                2012         --          1.40 - 2.60          10.47 - 12.14
     American Franchise                  2011         --          1.40 - 2.60        (8.78) - (7.47)
     Subaccount                          2010         --          1.40 - 2.60          16.48 - 18.19
                                         2009       0.02          1.40 - 2.60           0.00 - 63.84
                                         2008       0.53          0.30 - 2.60       (50.44) - (4.25)

  Invesco V.I. Van Kampen                2012       1.69          1.40 - 2.60          16.16 - 17.57
     Comstock Subaccount                 2011         --          1.40 - 2.60       (11.45) - (3.30)
     (Commenced 5/2/2011)

  Invesco V.I. Van Kampen                2012       1.68          1.40 - 1.90          10.26 - 10.82
     Equity and Income Subaccount        2011       1.86          1.40 - 1.90        (3.14) - (2.70)
                                         2010       1.99          1.40 - 1.90           9.90 - 10.50
                                         2009       2.80          1.40 - 1.90          20.19 - 20.74
                                         2008       2.39          1.40 - 1.90      (24.15) - (23.73)

  Invesco V.I. Van Kampen                2012       1.27          1.40 - 2.60          11.40 - 13.03
     Growth and Income                   2011       0.99          1.40 - 2.60        (4.70) - (3.41)
     Subaccount                          2010       0.11          1.40 - 2.60           9.24 - 10.97
                                         2009       3.64          1.40 - 2.60          21.02 - 22.66
                                         2008       1.94          1.40 - 2.60      (34.00) - (33.00)

  Janus Aspen Enterprise                 2012         --          0.30 - 2.60          13.97 - 16.64
     Subaccount                          2011         --          0.30 - 2.60        (4.17) - (1.97)
                                         2010         --          0.30 - 2.60          22.28 - 25.15
                                         2009         --          0.30 - 2.60          40.68 - 44.00
                                         2008       0.06          0.30 - 2.60      (45.29) - (44.02)

  Janus Aspen Overseas                   2012       0.61          1.25 - 2.50          10.37 - 11.77
     Subaccount                          2011       0.38          1.25 - 2.50      (34.01) - (33.19)
                                         2010       0.54          1.25 - 2.50          21.93 - 23.50
                                         2009       0.42          1.25 - 2.50          74.67 - 76.85
                                         2008       1.14          1.25 - 2.50      (53.41) - (52.82)

  Janus Aspen Worldwide                  2012       0.79          0.30 - 1.30          18.30 - 19.50
     Subaccount                          2011       0.47          0.30 - 1.30      (15.12) - (14.24)
                                         2010       0.50          0.30 - 1.30          14.04 - 15.17
                                         2009       1.30          0.30 - 1.30          35.75 - 36.96
                                         2008       0.15          0.30 - 2.45       (45.55) - (5.61)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  LMPVET ClearBridge Variable            2012    276,489,134         1.11 - 1.86        366,326,724
     Aggressive Growth                   2011    346,829,648         0.95 - 1.60        392,842,683
     Subaccount                          2010    443,390,285         0.94 - 1.59        497,935,929
                                         2009    532,331,659         0.76 - 1.32        486,236,715
                                         2008    622,180,674         0.57 - 1.00        428,934,280

  LMPVET ClearBridge Variable            2012    209,159,554         0.79 - 1.91        312,282,413
     Appreciation Subaccount             2011    264,460,402         1.13 - 1.67        345,221,069
                                         2010    340,812,870         1.12 - 1.65        439,981,790
                                         2009    397,735,990         1.01 - 1.49        463,631,605
                                         2008    467,330,035         0.80 - 1.24        453,131,027

  LMPVET ClearBridge Variable            2012     94,929,719         1.04 - 1.74        123,812,547
     Equity Income Builder               2011    116,486,691         0.93 - 1.56        135,638,200
     Subaccount                          2010    117,810,538         0.90 - 1.36        130,583,106
                                         2009    135,980,347         0.82 - 1.22        137,170,481
                                         2008    156,487,513         0.69 - 1.00        131,469,976

  LMPVET ClearBridge Variable            2012    230,712,859         1.04 - 3.32        321,709,882
     Fundamental All Cap Value           2011    289,032,086         0.93 - 2.92        354,783,689
     Subaccount                          2010    360,564,870         1.02 - 3.15        478,128,074
                                         2009    428,072,804         0.90 - 2.73        494,512,064
                                         2008    503,204,890         0.72 - 2.14        457,409,846

  LMPVET ClearBridge Variable            2012     72,914,920         1.07 - 1.95         98,033,854
     Large Cap Growth Subaccount         2011     87,976,409         0.90 - 1.63         99,836,845
                                         2010    107,663,025         0.92 - 1.65        124,995,190
                                         2009    128,748,339         0.86 - 1.51        137,942,475
                                         2008    150,824,586         0.61 - 1.07        115,654,875

  LMPVET ClearBridge Variable            2012     91,023,321         1.14 - 2.16        131,281,736
     Large Cap Value Subaccount          2011    106,825,703         1.00 - 1.86        134,081,143
                                         2010    129,276,662         0.98 - 1.79        156,733,252
                                         2009    153,410,278         0.92 - 1.64        172,680,085
                                         2008    180,915,479         0.76 - 1.33        166,124,166

  LMPVET ClearBridge Variable            2012     22,961,433         1.41 - 1.99         38,808,174
     Mid Cap Core Subaccount             2011     29,141,332         1.22 - 1.71         42,401,069
                                         2010     39,617,087         1.29 - 1.82         61,152,307
                                         2009     49,070,208         1.08 - 1.51         62,841,873
                                         2008     57,996,976         0.81 - 1.13         55,520,897

  LMPVET ClearBridge Variable            2012     31,622,684         1.36 - 2.54         56,626,804
     Small Cap Growth Subaccount         2011     38,530,720         1.17 - 2.17         59,480,568
                                         2010     46,003,583         1.18 - 2.18         71,509,944
                                         2009     54,202,034         0.96 - 1.77         68,494,048
                                         2008     59,867,011         0.69 - 1.26         53,919,156

  LMPVET Investment Counsel              2012     19,935,151         1.03 - 3.39         41,969,589
     Variable Social Awareness           2011     23,310,011         0.94 - 3.10         43,793,657
     Subaccount                          2010     28,992,998         0.95 - 3.14         53,105,312
                                         2009     35,265,807         0.86 - 2.84         55,656,183
                                         2008     39,745,946         0.71 - 2.34         50,092,116

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  LMPVET ClearBridge Variable            2012        0.38         0.30 - 2.65          15.34 - 18.37
     Aggressive Growth                   2011        0.17         0.30 - 2.70          (0.52) - 2.14
     Subaccount                          2010        0.13         0.30 - 2.70          21.43 - 24.70
                                         2009          --         0.30 - 2.70          30.76 - 34.11
                                         2008          --         0.30 - 2.70      (42.18) - (40.60)

  LMPVET ClearBridge Variable            2012        1.49         0.30 - 2.70           0.00 - 15.60
     Appreciation Subaccount             2011        1.44         0.60 - 2.70          (0.18) - 2.06
                                         2010        1.52         0.60 - 2.70           9.69 - 11.88
                                         2009        2.10         0.60 - 2.70          18.86 - 21.39
                                         2008        1.19         0.30 - 2.70      (31.28) - (29.54)

  LMPVET ClearBridge Variable            2012        2.70         0.30 - 2.70          11.02 - 13.86
     Equity Income Builder               2011        3.20         0.30 - 2.70          (2.40) - 7.56
     Subaccount                          2010        3.70         0.30 - 2.70           9.14 - 11.90
                                         2009        3.17         0.30 - 2.70          19.33 - 22.53
                                         2008        0.92         0.30 - 2.75      (36.73) - (35.21)

  LMPVET ClearBridge Variable            2012        1.57         0.30 - 2.75          11.84 - 14.63
     Fundamental All Cap Value           2011        1.24         0.30 - 2.75        (8.77) - (6.50)
     Subaccount                          2010        1.65         0.30 - 2.75          13.48 - 16.32
                                         2009        1.33         0.30 - 2.75          25.84 - 28.91
                                         2008        1.59         0.30 - 2.75      (38.34) - (36.73)

  LMPVET ClearBridge Variable            2012        0.65         0.30 - 2.70          17.13 - 19.99
     Large Cap Growth Subaccount         2011        0.42         0.30 - 2.70        (3.33) - (0.98)
                                         2010        0.11         0.30 - 2.70            6.90 - 9.54
                                         2009        0.27         0.30 - 2.70          38.57 - 42.03
                                         2008        0.26         0.30 - 2.70      (38.96) - (37.50)

  LMPVET ClearBridge Variable            2012        2.19         0.30 - 2.70          13.39 - 16.15
     Large Cap Value Subaccount          2011        2.13         0.30 - 2.70            2.14 - 4.63
                                         2010        2.92         0.30 - 2.70            6.61 - 9.13
                                         2009        1.90         0.30 - 2.70          21.21 - 24.09
                                         2008        1.22         0.30 - 2.70      (37.38) - (35.81)

  LMPVET ClearBridge Variable            2012        0.81         1.30 - 2.70          14.74 - 16.37
     Mid Cap Core Subaccount             2011          --         1.30 - 2.70        (6.52) - (5.18)
                                         2010          --         1.30 - 2.70          19.30 - 20.96
                                         2009        0.46         1.30 - 2.70          32.43 - 34.18
                                         2008        0.19         1.30 - 2.70      (37.03) - (36.11)

  LMPVET ClearBridge Variable            2012        0.33         0.30 - 2.60          16.35 - 19.07
     Small Cap Growth Subaccount         2011          --         0.30 - 2.60          (1.24) - 1.10
                                         2010          --         0.30 - 2.75          21.75 - 24.79
                                         2009          --         0.30 - 2.75          38.93 - 42.35
                                         2008          --         0.30 - 2.75      (42.32) - (40.89)

  LMPVET Investment Counsel              2012        1.43         0.30 - 2.50           7.97 - 10.38
     Variable Social Awareness           2011        1.04         0.30 - 2.50        (2.44) - (0.35)
     Subaccount                          2010        1.29         0.30 - 2.50           9.32 - 11.87
                                         2009        1.52         0.30 - 2.50          19.84 - 22.47
                                         2008        1.84         0.30 - 2.50      (27.04) - (25.45)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  LMPVET Variable Lifestyle              2012     44,938,353         1.43 - 1.95         70,946,364
     Allocation 50% Subaccount           2011     54,802,370         1.29 - 1.74         77,471,705
                                         2010     69,091,278         1.30 - 1.74         97,750,305
                                         2009     82,791,698         1.16 - 1.54        104,008,687
                                         2008    101,668,320         0.89 - 1.18         98,139,570

  LMPVET Variable Lifestyle              2012     29,657,743         1.31 - 1.68         40,633,478
     Allocation 70% Subaccount           2011     35,895,323         1.17 - 1.48         43,491,060
                                         2010     44,663,513         1.20 - 1.51         55,155,290
                                         2009     52,457,087         1.06 - 1.33         57,089,042
                                         2008     61,066,781         0.81 - 1.01         50,738,235

  LMPVET Variable Lifestyle              2012     19,365,531         1.23 - 1.64         25,137,447
     Allocation 85% Subaccount           2011     24,183,514         1.08 - 1.43         27,425,036
                                         2010     28,603,564         1.13 - 1.49         33,646,055
                                         2009     33,143,582         1.00 - 1.30         34,156,185
                                         2008     38,462,858         0.77 - 0.99         30,330,127

  LMPVIT Western Asset                   2012      5,919,632         1.40 - 2.29         10,968,395
     Variable Global High Yield          2011      7,281,992         1.21 - 1.96         11,544,768
     Bond Subaccount                     2010      8,965,094         1.22 - 1.95         14,183,211
                                         2009     10,569,292         1.08 - 1.72         14,895,212
                                         2008     11,006,706         0.71 - 1.12         10,450,813

  LMPVIT Western Asset                   2012     54,128,179         1.54 - 2.75        106,932,282
     Variable High Income                2011     66,903,303         1.33 - 2.36        113,968,018
     Subaccount                          2010     85,709,100         1.32 - 2.33        144,770,864
                                         2009    102,925,900         1.16 - 2.02        151,238,219
                                         2008    123,565,072         0.74 - 1.28        115,143,440

  MIST American Funds                    2012      2,190,157         1.07 - 1.13          2,431,852
     Balanced Allocation                 2011      1,843,499         0.96 - 0.99          1,813,962
     Subaccount                          2010      2,241,816         0.99 - 1.02          2,255,436
     (Commenced 4/28/2008)               2009      1,066,350         0.90 - 0.91            966,059
                                         2008        460,585         0.70 - 0.71            324,976

  MIST American Funds Growth             2012      1,922,890         1.02 - 1.07          2,020,923
     Allocation Subaccount               2011      1,580,396         0.89 - 0.92          1,437,020
     (Commenced 4/28/2008)               2010      2,314,410         0.94 - 0.97          2,214,066
                                         2009        860,371         0.84 - 0.86            733,008
                                         2008        361,073                0.64            231,081

  MIST American Funds                    2012      1,804,687         1.10 - 1.15          2,034,082
     Moderate Allocation                 2011      1,316,789         1.01 - 1.04          1,349,864
     Subaccount                          2010      1,184,260         1.02 - 1.04          1,220,961
     (Commenced 4/28/2008)               2009        664,781         0.94 - 0.95            628,194
                                         2008        127,658         0.77 - 0.78             98,733

  MIST BlackRock High Yield              2012     53,791,302         1.33 - 8.84        132,794,550
     Subaccount                          2011     62,492,572         1.17 - 7.66        132,699,654
                                         2010     72,671,332         1.18 - 7.56        150,232,781
                                         2009     52,060,128         1.10 - 6.58        105,877,776
                                         2008     55,599,982         0.77 - 4.52         78,057,547

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  LMPVET Variable Lifestyle              2012        2.54         1.17 - 1.90          10.96 - 11.77
     Allocation 50% Subaccount           2011        2.37         1.17 - 1.90          (0.77) - 0.00
                                         2010        2.91         1.17 - 1.90          12.26 - 13.04
                                         2009        4.97         1.17 - 1.90          29.82 - 30.79
                                         2008        3.26         1.17 - 1.90      (28.75) - (28.20)

  LMPVET Variable Lifestyle              2012        2.31         1.17 - 1.90          12.43 - 13.26
     Allocation 70% Subaccount           2011        1.81         1.17 - 1.90        (2.42) - (1.79)
                                         2010        2.03         1.17 - 1.90          12.81 - 13.70
                                         2009        3.47         1.17 - 1.90          30.47 - 31.36
                                         2008        2.32         1.17 - 1.90      (34.09) - (33.57)

  LMPVET Variable Lifestyle              2012        1.69         1.17 - 1.90          13.70 - 14.53
     Allocation 85% Subaccount           2011        1.40         1.17 - 1.90        (4.07) - (3.43)
                                         2010        1.57         1.17 - 1.90          13.47 - 14.32
                                         2009        2.32         1.17 - 1.90          30.07 - 30.95
                                         2008        1.65         1.17 - 1.90      (38.60) - (38.15)

  LMPVIT Western Asset                   2012        6.91         1.40 - 2.60          15.28 - 16.67
     Variable Global High Yield          2011        7.29         1.40 - 2.60          (0.90) - 0.31
     Bond Subaccount                     2010        8.24         1.40 - 2.60          12.05 - 13.34
                                         2009       10.68         1.40 - 2.60          51.46 - 53.38
                                         2008       10.04         1.40 - 2.60      (32.56) - (31.80)

  LMPVIT Western Asset                   2012        7.85         0.30 - 2.60          14.84 - 17.52
     Variable High Income                2011        7.96         0.30 - 2.70          (0.29) - 2.07
     Subaccount                          2010        9.24         0.30 - 2.70          13.47 - 16.27
                                         2009       11.51         0.30 - 2.70          55.73 - 59.42
                                         2008       10.18         0.30 - 2.70      (31.84) - (30.18)

  MIST American Funds                    2012        1.61         0.30 - 1.30          12.06 - 13.19
     Balanced Allocation                 2011        1.36         0.30 - 1.30        (3.33) - (2.36)
     Subaccount                          2010        0.76         0.30 - 1.30          10.71 - 11.86
     (Commenced 4/28/2008)               2009          --         0.30 - 1.30          27.64 - 28.85
                                         2008        9.23         0.30 - 1.15      (29.79) - (29.38)

  MIST American Funds Growth             2012        1.18         0.30 - 1.30          14.65 - 15.81
     Allocation Subaccount               2011        1.16         0.30 - 1.30        (6.04) - (4.95)
     (Commenced 4/28/2008)               2010        0.55         0.30 - 1.30          12.11 - 13.07
                                         2009          --         0.30 - 1.30          32.18 - 33.70
                                         2008        8.34         0.30 - 1.30      (36.32) - (35.88)

  MIST American Funds                    2012        1.88         0.30 - 1.30           9.40 - 10.51
     Moderate Allocation                 2011        1.52         0.30 - 1.30        (1.08) - (0.10)
     Subaccount                          2010        1.32         0.30 - 1.30            8.54 - 9.55
     (Commenced 4/28/2008)               2009          --         0.30 - 1.30          21.85 - 22.97
                                         2008        6.60         0.30 - 1.30      (23.20) - (22.67)

  MIST BlackRock High Yield              2012        7.22         0.19 - 2.75          13.37 - 16.57
     Subaccount                          2011        6.91         0.19 - 2.75          (0.43) - 2.32
                                         2010        5.46         0.19 - 2.75          12.17 - 15.88
                                         2009        5.75         0.19 - 2.65          42.84 - 46.92
                                         2008        7.33         0.19 - 2.65      (26.75) - (24.36)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MIST BlackRock Large Cap               2012     38,383,679         0.87 - 1.59         42,749,505
     Core Subaccount                     2011     46,368,859         0.78 - 1.43         46,041,512
                                         2010     54,907,593         0.79 - 1.45         54,941,051
                                         2009     63,249,054         0.71 - 1.31         56,574,643
                                         2008     71,441,239         0.61 - 1.12         54,264,589

  MIST Clarion Global Real               2012     68,080,621         0.97 - 2.62         76,052,564
     Estate Subaccount                   2011     77,408,843         0.79 - 2.11         69,888,004
                                         2010     89,036,157         0.85 - 2.26         86,851,730
                                         2009     98,568,292         0.75 - 1.98         84,648,075
                                         2008    105,420,478         0.57 - 1.49         68,580,445

  MIST Dreman Small Cap Value            2012      8,174,785         1.18 - 1.88         11,901,829
     Subaccount                          2011      9,341,233         1.03 - 1.62         11,958,752
                                         2010     11,051,153         1.16 - 1.53         15,942,525
                                         2009     11,126,251         0.98 - 1.30         13,676,299
                                         2008     11,190,143         0.77 - 1.02         10,817,418

  MIST Harris Oakmark                    2012     42,865,772         1.21 - 2.40         70,442,950
     International Subaccount            2011     49,035,319         0.95 - 1.85         63,201,065
                                         2010     59,047,438         1.13 - 2.05         89,505,876
                                         2009     65,954,572         0.99 - 1.79         86,620,909
                                         2008     73,645,655         0.65 - 1.17         62,788,056

  MIST Invesco Small Cap                 2012      6,837,358         1.25 - 2.24         11,541,386
     Growth Subaccount                   2011      8,619,870         1.08 - 1.92         12,577,822
                                         2010      8,936,088         1.12 - 1.97         13,490,846
                                         2009      7,370,837         0.91 - 1.17          8,271,522
                                         2008      6,688,902         0.69 - 0.88          5,665,418

  MIST Janus Forty Subaccount            2012     99,435,525         0.82 - 8.61        503,756,143
                                         2011    112,073,709         0.68 - 7.09        460,047,500
                                         2010    130,954,529         0.74 - 7.75        563,298,004
                                         2009    178,453,861         0.69 - 7.16        617,906,720
                                         2008    184,741,781         0.49 - 5.06        456,343,114

  MIST Legg Mason ClearBridge            2012      4,186,645         0.68 - 2.10          3,075,258
     Aggressive Growth Subaccount        2011      4,640,959         0.59 - 0.87          2,996,585
     (Commenced 4/28/2008)               2010        243,732         0.76 - 0.84            194,775
                                         2009        206,409         0.63 - 0.68            138,656
                                         2008        103,980         0.49 - 0.52             52,646

  MIST Loomis Sayles Global              2012     26,809,216         1.94 - 5.88        155,638,699
     Markets Subaccount                  2011     30,124,440         1.69 - 5.08        150,849,568
                                         2010     33,062,109         1.74 - 5.21        169,859,208
                                         2009     43,268,117         1.44 - 4.31        166,789,133
                                         2008     46,805,268         1.04 - 3.10        129,910,023

  MIST Lord Abbett Bond                  2012     26,255,396         1.57 - 2.59         52,064,863
     Debenture Subaccount                2011     32,502,638         1.40 - 2.30         57,917,544
                                         2010     40,480,659         1.37 - 2.22         69,771,604
                                         2009     45,437,764         1.25 - 1.98         70,758,842
                                         2008     50,357,034         0.94 - 1.46         58,397,632

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MIST BlackRock Large Cap               2012        1.09         0.30 - 2.75          10.41 - 13.16
     Core Subaccount                     2011        1.01         0.30 - 2.75        (2.48) - (0.08)
                                         2010        1.24         0.30 - 2.75           9.44 - 12.18
                                         2009        1.44         0.30 - 2.75          15.99 - 18.86
                                         2008        0.59         0.30 - 2.75      (39.06) - (37.48)

  MIST Clarion Global Real               2012        2.30         0.30 - 2.65          22.74 - 25.92
     Estate Subaccount                   2011        4.13         0.30 - 2.65        (8.05) - (5.57)
                                         2010        8.52         0.30 - 2.75          13.07 - 15.96
                                         2009        3.61         0.30 - 2.75          31.31 - 34.81
                                         2008        2.12         0.30 - 2.75      (43.20) - (41.78)

  MIST Dreman Small Cap Value            2012        0.86         0.00 - 2.60          12.67 - 15.66
     Subaccount                          2011        1.79         0.00 - 2.70      (12.47) - (10.14)
                                         2010        0.88         0.30 - 2.70          16.33 - 19.24
                                         2009        0.92         0.30 - 2.70          25.72 - 28.66
                                         2008        0.75         0.30 - 2.70      (27.24) - (25.45)

  MIST Harris Oakmark                    2012        1.85         0.00 - 2.70          26.01 - 29.47
     International Subaccount            2011        0.03         0.00 - 2.70      (16.26) - (14.01)
                                         2010        2.13         0.30 - 2.70          13.54 - 16.31
                                         2009        8.30         0.30 - 2.70          51.28 - 55.03
                                         2008        2.06         0.30 - 2.70      (42.32) - (40.90)

  MIST Invesco Small Cap                 2012          --         0.30 - 2.60          15.18 - 18.15
     Growth Subaccount                   2011          --         0.30 - 2.70        (3.66) - (1.17)
                                         2010          --         0.30 - 2.70          16.36 - 26.09
                                         2009          --         0.30 - 2.70          30.71 - 33.87
                                         2008          --         0.30 - 2.70      (40.29) - (38.81)

  MIST Janus Forty Subaccount            2012        0.44         0.30 - 2.60          19.67 - 22.47
                                         2011        1.83         0.30 - 2.60        (9.72) - (7.57)
                                         2010        1.83         0.30 - 2.75            6.69 - 9.36
                                         2009          --         0.30 - 2.75          39.33 - 42.78
                                         2008        6.04         0.30 - 2.75      (43.44) - (42.04)

  MIST Legg Mason ClearBridge            2012        0.02         0.00 - 2.60          15.58 - 18.64
     Aggressive Growth Subaccount        2011          --         0.30 - 2.60         (10.09) - 3.32
     (Commenced 4/28/2008)               2010          --         0.30 - 1.30          22.08 - 23.43
                                         2009          --         0.30 - 1.30          31.30 - 32.62
                                         2008          --         0.30 - 0.90      (36.79) - (36.53)

  MIST Loomis Sayles Global              2012        2.54         0.60 - 1.65          15.31 - 16.53
     Markets Subaccount                  2011        2.53         0.60 - 1.65        (2.88) - (1.85)
                                         2010        3.48         0.30 - 1.65          20.39 - 22.05
                                         2009        2.44         0.30 - 1.65          38.65 - 40.52
                                         2008        5.05         0.30 - 1.65      (40.09) - (39.26)

  MIST Lord Abbett Bond                  2012        7.58         0.30 - 2.50          10.38 - 12.85
     Debenture Subaccount                2011        6.33         0.30 - 2.65            2.07 - 4.56
                                         2010        6.51         0.30 - 2.65          10.20 - 12.86
                                         2009        7.78         0.30 - 2.65          33.50 - 36.72
                                         2008        4.53         0.30 - 2.65      (20.53) - (18.67)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                ----------------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO             NET
                                                     UNITS          HIGHEST ($)        ASSETS ($)
                                                -------------   -----------------   ----------------
   MIST Lord Abbett Mid Cap               2012     49,340,187         0.98 - 2.04         57,094,364
      Value Subaccount                    2011     48,643,274         0.88 - 1.30         45,537,282
                                          2010     59,583,746         0.93 - 1.35         59,037,980
                                          2009     70,579,098         0.77 - 1.08         56,795,766
                                          2008     80,119,831         0.62 - 0.86         51,848,646

   MIST Met/Eaton Vance                   2012      2,309,179         1.05 - 1.08          2,477,277
      Floating Rate Subaccount            2011      1,214,850         1.01 - 1.02          1,239,402
      (Commenced 5/3/2010)                2010        711,474         1.01 - 1.02            725,074

   MIST Met/Franklin Mutual               2012        817,253         0.93 - 0.97            779,765
      Shares Subaccount                   2011      1,093,751         0.84 - 0.86            933,129
      (Commenced 4/28/2008)               2010        849,530         0.87 - 0.88            745,697
                                          2009        658,147         0.80 - 0.81            530,058
                                          2008        386,422                0.66            254,151

   MIST Met/Templeton Growth              2012     35,729,148         0.99 - 1.61         41,673,083
      Subaccount                          2011     45,862,165         0.83 - 1.33         44,468,910
      (Commenced 5/3/2010)                2010     31,582,017         0.91 - 1.45         36,594,907

   MIST MetLife Aggressive                2012     51,476,410         0.93 - 1.72         54,584,808
      Strategy Subaccount                 2011     54,062,263         0.81 - 1.51         49,596,505
      (Commenced 5/2/2011)

   MIST MetLife Balanced                  2012     17,469,564         1.11 - 1.30         21,873,632
      Strategy Subaccount                 2011     19,472,712         1.00 - 1.16         21,835,599
      (Commenced 5/4/2009)                2010     21,057,825         1.05 - 1.20         24,508,815
                                          2009     23,223,388         0.94 - 1.07         24,265,282

   MIST MetLife Growth                    2012     15,063,300         1.12 - 1.33         19,264,875
      Strategy Subaccount                 2011     16,695,645         0.99 - 1.17         18,833,183
      (Commenced 5/4/2009)                2010     18,635,211         1.06 - 1.23         22,297,948
                                          2009     22,113,186         0.94 - 1.08         23,350,459

   MIST MetLife Moderate                  2012     11,059,027         1.16 - 1.34         14,233,564
      Strategy Subaccount                 2011     12,096,560         1.06 - 1.21         14,146,314
      (Commenced 5/4/2009)                2010     13,603,309         1.09 - 1.23         16,268,189
                                          2009     13,266,871         1.00 - 1.11         14,418,041

   MIST MFS Emerging Markets              2012     27,471,452         1.41 - 3.61         72,730,901
      Equity Subaccount                   2011     32,814,639         1.22 - 3.09         74,236,005
                                          2010     40,055,591         1.54 - 3.88        113,623,154
                                          2009     45,575,766         1.28 - 3.20        106,330,059
                                          2008     49,186,008         0.78 - 1.93         69,356,966

   MIST MFS Research                      2012     64,389,120         1.11 - 1.98         94,306,211
      International Subaccount            2011     77,589,499         0.98 - 1.72         99,020,711
                                          2010     48,036,599         1.13 - 1.98         71,851,431
                                          2009     57,249,025         1.04 - 1.81         77,964,871
                                          2008     65,026,844         0.81 - 1.40         68,048,654

   MIST MLA Mid Cap Subaccount            2012     43,841,683         0.98 - 2.65         71,798,331
                                          2011     50,098,545         0.95 - 2.52         78,292,549
                                          2010     55,785,950         1.03 - 2.68         94,335,966
                                          2009     64,642,037         0.86 - 2.19         90,411,267
                                          2008     69,717,278         0.64 - 1.60         72,983,686

                                                           FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------------------------------
                                                INVESTMENT(1)   EXPENSE RATIO(2)      TOTAL RETURN(3)
                                                   INCOME           LOWEST TO            LOWEST TO
                                                  RATIO (%)        HIGHEST (%)          HIGHEST (%)
                                                -------------   -----------------   ------------------
   MIST Lord Abbett Mid Cap               2012        0.35         0.30 - 2.70            1.60 - 14.35
      Value Subaccount                    2011        0.55         0.30 - 2.70         (6.21) - (4.00)
                                          2010        0.62         0.30 - 2.70           22.09 - 25.23
                                          2009        2.21         0.30 - 2.70           23.15 - 26.08
                                          2008        0.58         0.30 - 2.75       (40.44) - (38.93)

   MIST Met/Eaton Vance                   2012        2.13         1.70 - 2.60             4.56 - 5.51
      Floating Rate Subaccount            2011        1.64         1.70 - 2.60           (0.59) - 0.29
      (Commenced 5/3/2010)                2010          --         1.70 - 2.60             1.44 - 2.04

   MIST Met/Franklin Mutual               2012        0.65         1.70 - 2.50           11.09 - 11.99
      Shares Subaccount                   2011        2.91         1.70 - 2.50         (3.01) - (2.27)
      (Commenced 4/28/2008)               2010          --         1.70 - 2.35             8.38 - 9.15
                                          2009          --         1.70 - 2.35           21.95 - 22.76
                                          2008       10.69         1.70 - 2.25       (34.37) - (34.19)

   MIST Met/Templeton Growth              2012        1.66         1.30 - 2.60           19.08 - 20.65
      Subaccount                          2011        0.95         1.30 - 2.60         (9.26) - (8.07)
      (Commenced 5/3/2010)                2010          --         1.30 - 2.60           10.07 - 11.55

   MIST MetLife Aggressive                2012        0.64         0.30 - 2.55           13.79 - 16.39
      Strategy Subaccount                 2011          --         0.30 - 2.55       (15.03) - (13.69)
      (Commenced 5/2/2011)

   MIST MetLife Balanced                  2012        2.16         1.55 - 2.65           10.94 - 12.17
      Strategy Subaccount                 2011        1.59         1.55 - 2.65         (4.22) - (3.18)
      (Commenced 5/4/2009)                2010        2.15         1.55 - 2.65           10.62 - 11.78
                                          2009          --         1.55 - 2.65           22.33 - 23.27

   MIST MetLife Growth                    2012        1.65         1.55 - 2.55           12.79 - 13.93
      Strategy Subaccount                 2011        1.52         1.55 - 2.55         (6.32) - (5.36)
      (Commenced 5/4/2009)                2010        1.78         1.55 - 2.55           12.60 - 13.67
                                          2009          --         1.55 - 2.55           26.14 - 27.11

   MIST MetLife Moderate                  2012        2.63         1.55 - 2.55            9.55 - 10.66
      Strategy Subaccount                 2011        1.72         1.55 - 2.55         (2.66) - (1.62)
      (Commenced 5/4/2009)                2010        2.50         1.55 - 2.55            9.64 - 10.60
                                          2009          --         1.55 - 2.55           20.11 - 20.98

   MIST MFS Emerging Markets              2012        0.88         0.30 - 2.70           15.71 - 18.74
      Equity Subaccount                   2011        1.55         0.30 - 2.70       (20.90) - (18.66)
                                          2010        1.14         0.30 - 2.75           20.34 - 23.67
                                          2009        1.85         0.30 - 2.75           64.38 - 68.59
                                          2008        0.98         0.30 - 2.75          (58.76) - 0.58

   MIST MFS Research                      2012        1.94         0.30 - 2.65           13.64 - 16.36
      International Subaccount            2011        1.25         0.30 - 2.65       (19.52) - (10.93)
                                          2010        1.78         0.30 - 2.65            8.52 - 11.02
                                          2009        3.25         0.30 - 2.65           28.09 - 31.20
                                          2008        1.70         0.30 - 2.65       (44.56) - (42.53)

   MIST MLA Mid Cap Subaccount            2012        0.61         0.30 - 2.65             2.52 - 5.27
                                          2011        0.91         0.30 - 2.65         (7.80) - (5.41)
                                          2010        1.07         0.30 - 2.65           19.63 - 22.86
                                          2009        1.37         0.30 - 2.65           33.13 - 36.70
                                          2008        0.08         0.30 - 2.65        (39.91) - (3.15)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MIST Morgan Stanley Mid Cap            2012      8,161,498         0.95 - 2.62         12,071,251
     Growth Subaccount                   2011      9,246,133         0.89 - 2.43         12,904,996
                                         2010     11,758,200         0.97 - 2.66         18,023,005
                                         2009     15,136,307         0.75 - 2.05         17,892,218
                                         2008     16,241,619         0.49 - 1.32         12,604,861

  MIST PIMCO Inflation                   2012     76,954,212         1.33 - 1.67        117,364,047
     Protected Bond Subaccount           2011     81,257,553         1.25 - 1.55        115,644,635
                                         2010     84,809,882         1.15 - 1.41        110,311,164
                                         2009     85,594,721         1.09 - 1.32        104,939,462
                                         2008     84,875,080         0.95 - 1.13         89,827,203

  MIST PIMCO Total Return                2012    230,205,457         1.36 - 2.07        377,907,353
     Subaccount                          2011    260,102,976         1.28 - 1.90        397,228,650
                                         2010    285,034,968         1.28 - 1.85        430,615,868
                                         2009    309,041,939         1.21 - 1.72        437,011,528
                                         2008     20,657,165         1.06 - 1.09         22,251,150

  MIST Pioneer Fund Subaccount           2012     37,349,570         0.89 - 2.00         56,439,683
                                         2011     43,521,716         0.83 - 1.83         60,273,626
                                         2010     30,744,777         0.89 - 1.94         48,832,317
                                         2009     35,071,315         0.78 - 1.69         48,615,076
                                         2008     16,387,552         0.68 - 1.38         18,839,100

  MIST Pioneer Strategic                 2012    117,013,589         1.38 - 3.01        213,840,794
     Income Subaccount                   2011    134,759,531         1.28 - 2.72        224,047,122
                                         2010    163,592,465         1.28 - 2.66        266,557,264
                                         2009    167,562,465         1.17 - 2.40        249,602,835
                                         2008    132,562,461         0.95 - 1.82        156,083,247

  MIST RCM Technology                    2012      8,034,998         0.46 - 1.98          7,495,545
     Subaccount                          2011     10,508,349         0.42 - 1.80          8,570,794
     (Commenced 5/3/2010)                2010      1,999,423         1.14 - 1.42          2,724,803

  MIST SSgA Growth and Income            2012     96,610,845                1.28        123,361,227
     ETF Subaccount                      2011    102,294,878                1.15        117,213,928
                                         2010    110,185,544                1.15        126,498,036
                                         2009    118,121,815                1.04        122,341,279
                                         2008    130,577,256                0.84        109,653,164

  MIST SSgA Growth ETF                   2012    123,165,362                1.21        148,804,069
     Subaccount                          2011    133,087,707                1.06        141,546,856
                                         2010    142,607,091                1.10        156,916,020
                                         2009    151,971,206                0.98        148,328,139
                                         2008    161,274,026                0.77        123,461,622

  MIST T. Rowe Price Large               2012    109,882,316         0.94 - 5.81        116,086,753
     Cap Value Subaccount                2011    128,584,761         0.82 - 4.97        117,195,273
                                         2010    153,267,618         0.88 - 5.23        148,207,202
                                         2009    178,302,083         0.77 - 4.00        149,934,901
                                         2008    200,939,476         0.67 - 3.43        145,054,521

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------    -----------------
  MIST Morgan Stanley Mid Cap            2012          --         0.30 - 2.60            6.46 - 8.95
     Growth Subaccount                   2011        0.71         0.30 - 2.60        (9.32) - (7.19)
                                         2010        0.12         0.30 - 2.60          28.69 - 31.65
                                         2009        0.01         0.30 - 2.60          53.24 - 56.78
                                         2008        0.43         0.30 - 2.60      (49.06) - (47.29)

  MIST PIMCO Inflation                   2012        3.19         0.00 - 2.75            6.32 - 9.33
     Protected Bond Subaccount           2011        1.81         0.00 - 2.75           8.31 - 11.45
                                         2010        2.54         0.30 - 2.75            5.00 - 7.67
                                         2009        3.81         0.30 - 2.75          14.94 - 18.00
                                         2008        3.82         0.30 - 2.70        (9.46) - (7.14)

  MIST PIMCO Total Return                2012        3.16         0.30 - 2.75            6.29 - 8.94
     Subaccount                          2011        2.63         0.30 - 2.75          (1.23) - 2.81
                                         2010        3.67         0.30 - 2.70            5.25 - 7.89
                                         2009        0.57         0.30 - 2.70          10.87 - 16.13
                                         2008        3.60         1.70 - 2.60        (2.22) - (1.36)

  MIST Pioneer Fund Subaccount           2012        1.48         0.30 - 2.70           7.48 - 10.26
                                         2011        0.93         0.30 - 2.65       (12.60) - (4.78)
                                         2010        0.94         0.30 - 2.60          13.24 - 15.84
                                         2009        1.01         0.30 - 2.60          20.72 - 26.30
                                         2008        1.12         0.30 - 2.60      (34.56) - (32.98)

  MIST Pioneer Strategic                 2012        4.97         0.30 - 2.85           8.31 - 11.29
     Income Subaccount                   2011        4.80         0.30 - 2.85            0.55 - 3.36
                                         2010        5.15         0.30 - 2.75           8.94 - 11.80
                                         2009        4.51         0.30 - 2.75          22.59 - 32.67
                                         2008        6.69         0.30 - 2.70      (14.11) - (10.96)

  MIST RCM Technology                    2012          --         1.40 - 2.65           9.34 - 10.71
     Subaccount                          2011          --         1.40 - 2.65      (19.68) - (11.36)
     (Commenced 5/3/2010)                2010          --         1.55 - 2.65          23.05 - 24.41

  MIST SSgA Growth and Income            2012        2.37                1.25                  11.44
     ETF Subaccount                      2011        1.76                1.25                 (0.17)
                                         2010        1.37                1.25                  10.81
                                         2009        2.14                1.25                  23.33
                                         2008        1.90                1.25                (25.99)

  MIST SSgA Growth ETF                   2012        1.94                1.25                  13.60
     Subaccount                          2011        1.62                1.25                 (3.27)
                                         2010        1.53                1.25                  12.70
                                         2009        1.93                1.25                  27.42
                                         2008        1.56                1.25                (33.74)

  MIST T. Rowe Price Large               2012        1.45         0.30 - 2.70          14.82 - 17.62
     Cap Value Subaccount                2011        0.65         0.30 - 2.70        (6.61) - (4.26)
                                         2010        1.06         0.30 - 2.70          13.90 - 16.69
                                         2009        2.27         0.30 - 2.70          15.27 - 18.02
                                         2008        1.55         0.30 - 2.70      (38.03) - (36.47)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MIST T. Rowe Price Mid Cap             2012      2,028,845         0.99 - 1.77          2,812,261
     Growth Subaccount                   2011      2,874,302         0.89 - 1.59          3,490,853
     (Commenced 4/28/2008)               2010      2,637,941         0.93 - 1.64          3,627,883
                                         2009      2,174,650         0.76 - 1.30          2,536,266
                                         2008      1,198,311         0.76 - 0.91          1,061,661

  MIST Third Avenue Small Cap            2012     87,597,110         0.96 - 2.58        124,998,359
     Value Subaccount                    2011    102,729,374         0.84 - 2.22        125,154,359
                                         2010    118,085,929         0.95 - 1.91        155,522,778
                                         2009    135,415,681         0.81 - 1.62        149,634,615
                                         2008    150,325,118         0.66 - 1.30        132,190,608

  MIST Turner Mid Cap Growth             2012      1,433,797         1.24 - 1.63          2,189,158
     Subaccount                          2011      1,652,474         1.20 - 1.56          2,427,483
     (Commenced 4/28/2008)               2010      1,767,559         1.33 - 1.72          2,845,882
                                         2009      2,403,026         1.07 - 1.37          3,118,333
                                         2008      2,586,292         0.75 - 0.95          2,331,082

  MIST Van Kampen Comstock               2012    105,506,703         1.03 - 1.81        150,180,851
     Subaccount                          2011    137,929,311         0.90 - 1.54        168,446,892
                                         2010    178,757,353         0.93 - 1.57        225,341,481
                                         2009    212,159,391         0.83 - 1.37        237,036,843
                                         2008        938,859         0.68 - 0.70            648,344

  Morgan Stanley Multi Cap               2012        634,940         1.41 - 1.80          1,052,964
     Growth Subaccount                   2011        683,491         1.29 - 1.63          1,037,271
                                         2010        877,893         1.40 - 1.78          1,463,366
                                         2009        921,618         1.13 - 1.42          1,228,624
                                         2008        938,169         0.68 - 0.84            753,390

  MSF Barclays Capital                   2012     40,275,965         1.36 - 2.56         95,180,911
     Aggregate Bond Index                2011     45,268,185         1.31 - 2.49        103,893,632
     Subaccount                          2010     51,647,712         1.24 - 2.35        111,235,771
                                         2009     62,894,452         1.18 - 2.24        124,909,151
                                         2008     71,329,220         1.14 - 2.16        135,715,355

  MSF BlackRock Aggressive               2012     80,896,694         0.62 - 1.71         83,365,935
     Growth Subaccount                   2011     95,805,405         0.57 - 1.57         90,389,497
                                         2010    116,770,017         0.60 - 1.66        114,976,088
                                         2009    136,340,583         0.53 - 1.46        118,461,145
                                         2008    154,809,818         0.36 - 1.00         91,555,768

  MSF BlackRock Bond Income              2012    159,459,776         1.10 - 2.15        227,477,835
     Subaccount                          2011    185,391,674         1.06 - 2.03        250,881,660
                                         2010    225,736,980         1.02 - 1.93        291,924,540
                                         2009    254,242,025         0.97 - 1.81        310,155,879
                                         2008    265,533,848         0.91 - 1.67        305,259,676

  MSF BlackRock Diversified              2012     95,084,218         1.14 - 2.80        241,918,758
     Subaccount                          2011    105,534,840         1.05 - 2.53        241,546,529
                                         2010    118,061,128         1.04 - 2.46        263,504,413
                                         2009    141,009,077         0.97 - 5.48        281,893,639
                                         2008     68,632,597         0.86 - 1.96        122,906,726

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------    -----------------
  MIST T. Rowe Price Mid Cap             2012          --         1.55 - 2.65          10.69 - 11.93
     Growth Subaccount                   2011          --         1.55 - 2.65        (4.25) - (3.18)
     (Commenced 4/28/2008)               2010          --         1.55 - 2.65          24.40 - 25.73
                                         2009          --         1.55 - 2.65          29.50 - 43.23
                                         2008          --         1.55 - 2.65      (38.51) - (38.05)

  MIST Third Avenue Small Cap            2012          --         0.30 - 2.70          14.83 - 17.63
     Value Subaccount                    2011        1.07         0.30 - 2.70       (16.37) - (9.27)
                                         2010        1.21         0.30 - 2.70          16.75 - 19.59
                                         2009        1.19         0.30 - 2.70          23.10 - 26.11
                                         2008        0.77         0.30 - 2.70      (31.74) - (30.08)

  MIST Turner Mid Cap Growth             2012          --         1.55 - 2.65            3.23 - 4.38
     Subaccount                          2011          --         1.55 - 2.65        (9.85) - (8.85)
     (Commenced 4/28/2008)               2010          --         1.55 - 2.65          23.84 - 25.24
                                         2009          --         1.55 - 2.65          43.39 - 44.93
                                         2008          --         1.55 - 2.65      (45.80) - (45.39)

  MIST Van Kampen Comstock               2012        1.34         0.30 - 2.75          15.29 - 18.16
     Subaccount                          2011        1.19         0.30 - 2.75        (4.15) - (1.73)
                                         2010        1.58         0.30 - 2.75          11.79 - 14.51
                                         2009        0.01         0.30 - 2.75          23.19 - 31.15
                                         2008        2.17         1.70 - 2.60      (37.55) - (37.01)

  Morgan Stanley Multi Cap               2012          --         1.60 - 2.50           9.31 - 10.31
     Growth Subaccount                   2011          --         1.60 - 2.60        (9.30) - (8.48)
                                         2010          --         1.60 - 2.60          24.13 - 25.44
                                         2009        0.12         1.60 - 2.60          66.53 - 68.13
                                         2008        0.17         1.60 - 2.60      (49.11) - (48.57)

  MSF Barclays Capital                   2012        3.74         0.30 - 1.30            2.55 - 3.59
     Aggregate Bond Index                2011        3.57         0.30 - 1.40            5.99 - 7.17
     Subaccount                          2010        3.84         0.30 - 1.40            4.57 - 5.75
                                         2009        6.40         0.30 - 1.40            3.69 - 4.85
                                         2008        4.71         0.30 - 1.40            4.50 - 5.66

  MSF BlackRock Aggressive               2012          --         0.30 - 2.70           7.91 - 10.55
     Growth Subaccount                   2011        0.22         0.30 - 2.70        (5.78) - (3.37)
                                         2010          --         0.30 - 2.70          12.16 - 14.83
                                         2009        0.07         0.30 - 2.70          45.36 - 48.77
                                         2008          --         0.30 - 2.70      (47.24) - (45.92)

  MSF BlackRock Bond Income              2012        2.66         0.30 - 2.75            4.46 - 7.22
     Subaccount                          2011        3.98         0.30 - 2.75            3.53 - 6.25
                                         2010        3.97         0.30 - 2.75            5.26 - 8.01
                                         2009        6.84         0.30 - 2.75            5.70 - 9.11
                                         2008        5.16         0.30 - 2.75        (9.43) - (3.72)

  MSF BlackRock Diversified              2012        2.29         0.30 - 2.65           9.16 - 12.04
     Subaccount                          2011        2.45         0.30 - 2.65            0.87 - 3.44
                                         2010        1.96         0.30 - 2.65            6.47 - 9.35
                                         2009        2.89         0.30 - 2.65          13.92 - 18.94
                                         2008        2.82         0.30 - 2.65      (26.08) - (23.80)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MSF BlackRock Large Cap                2012     11,585,791         0.93 - 1.40         14,563,747
     Value Subaccount                    2011     13,528,382         0.83 - 1.24         15,175,781
     (Commenced 4/28/2008)               2010     15,747,692         0.84 - 1.21         17,609,264
                                         2009     18,388,146         0.79 - 1.12         19,257,470
                                         2008     18,738,894         0.73 - 1.01         17,997,131

  MSF BlackRock Legacy Large             2012    165,758,971         0.71 - 3.42        197,078,248
     Cap Growth Subaccount               2011    197,272,481         0.63 - 3.03        206,180,160
     (Commenced 4/28/2008)               2010    232,943,584         0.71 - 3.37        268,487,543
                                         2009    278,436,667         0.60 - 2.85        269,927,201
                                         2008          8,268                2.34             19,311

  MSF BlackRock Money Market             2012    305,952,973         0.92 - 2.41        338,263,961
     Subaccount                          2011    355,598,094         0.94 - 1.81        396,781,383
                                         2010    390,620,368         0.97 - 1.84        442,249,891
                                         2009    292,409,144         1.00 - 1.87        335,600,209
                                         2008    380,710,006         1.02 - 1.89        441,091,140

  MSF Davis Venture Value                2012     81,093,170         0.94 - 1.61        103,067,131
     Subaccount                          2011     96,387,852         0.85 - 1.46        110,626,783
     (Commenced 4/28/2008)               2010     39,290,500         0.90 - 1.34         46,053,005
                                         2009     46,272,413         0.82 - 1.22         49,036,833
                                         2008     50,458,028         0.63 - 0.94         41,210,080

  MSF FI Value Leaders                   2012     53,094,176         0.92 - 1.77         71,649,885
     Subaccount                          2011     63,384,285         0.81 - 1.56         75,345,632
                                         2010     77,016,714         0.88 - 1.68         99,325,424
                                         2009     90,780,311         0.79 - 1.49        103,755,815
                                         2008    105,348,325         0.66 - 1.24        100,762,189

  MSF Jennison Growth                    2012    347,786,347         0.61 - 1.68        317,110,813
     Subaccount                          2011     60,489,570         0.53 - 1.48         43,819,251
     (Commenced 4/28/2008)               2010     76,713,717         0.54 - 1.50         56,595,399
                                         2009     92,196,381         0.49 - 1.37         61,763,702
                                         2008    110,066,602         0.36 - 1.00         52,990,327

  MSF Loomis Sayles Small Cap            2012        324,926         3.18 - 3.77          1,156,434
     Core Subaccount                     2011        421,875         2.86 - 3.35          1,346,982
     (Commenced 5/4/2009)                2010        192,214         2.93 - 3.40            628,433
                                         2009        123,912         2.40 - 2.72            325,388

  MSF Met/Artisan Mid Cap                2012        727,228         2.36 - 2.52          1,786,794
     Value Subaccount                    2011        918,844         2.16 - 2.29          2,053,497
     (Commenced 5/3/2010)                2010      1,029,255         2.07 - 2.18          2,194,400

  MSF Met/Dimensional                    2012        512,674         1.58 - 1.64            828,694
     International Small Company         2011         82,833         1.38 - 1.41            115,816
     Subaccount                          2010         63,743         1.68 - 1.71            108,458
     (Commenced 5/4/2009)                2009         53,278         1.41 - 1.42             75,431

  MSF MetLife Conservative               2012     33,750,786         1.19 - 1.41         43,181,333
     Allocation Subaccount               2011     31,816,365         1.12 - 1.29         37,895,228
                                         2010     32,850,961         1.11 - 1.26         38,552,233
                                         2009     30,329,127         1.04 - 1.14         32,861,250
                                         2008     26,245,707         0.89 - 0.95         23,973,280

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MSF BlackRock Large Cap                2012        1.44         0.30 - 2.65          10.97 - 13.63
     Value Subaccount                    2011        0.93         0.30 - 2.65          (0.64) - 1.81
     (Commenced 4/28/2008)               2010        0.86         0.30 - 2.65            6.10 - 8.59
                                         2009        1.36         0.30 - 2.65           8.19 - 10.69
                                         2008          --         0.30 - 2.65      (32.35) - (31.26)

  MSF BlackRock Legacy Large             2012        0.31         0.30 - 2.65          11.23 - 14.03
     Cap Growth Subaccount               2011        0.19         0.30 - 2.70       (11.49) - (9.26)
     (Commenced 4/28/2008)               2010        0.24         0.30 - 2.75          16.47 - 19.49
                                         2009          --         0.30 - 2.75          28.38 - 30.51
                                         2008          --                0.30                (34.82)

  MSF BlackRock Money Market             2012          --         0.30 - 2.75        (2.73) - (0.30)
     Subaccount                          2011          --         0.30 - 2.85        (2.74) - (0.26)
                                         2010        0.01         0.30 - 2.75          (2.77) - 0.55
                                         2009        0.45         0.30 - 2.75          (2.34) - 0.09
                                         2008        2.77         0.30 - 2.90          (0.10) - 3.28

  MSF Davis Venture Value                2012        0.69         0.30 - 2.65           9.66 - 12.52
     Subaccount                          2011        0.48         0.30 - 2.70       (12.22) - (4.37)
     (Commenced 4/28/2008)               2010        0.99         0.30 - 2.75           8.80 - 11.64
                                         2009        1.55         0.30 - 2.75          28.12 - 31.64
                                         2008          --         0.30 - 2.75      (38.81) - (37.72)

  MSF FI Value Leaders                   2012        1.14         0.30 - 2.65          12.44 - 15.30
     Subaccount                          2011        1.05         0.30 - 2.65        (8.80) - (6.57)
                                         2010        1.56         0.30 - 2.65          11.26 - 14.05
                                         2009        2.82         0.30 - 2.65          18.31 - 21.34
                                         2008        1.84         0.30 - 2.65      (40.60) - (39.17)

  MSF Jennison Growth                    2012        0.01         0.30 - 2.60         (4.86) - 15.21
     Subaccount                          2011        0.11         0.30 - 2.60        (2.35) - (0.07)
     (Commenced 4/28/2008)               2010        0.46         0.30 - 2.60           8.51 - 10.94
                                         2009        0.04         0.30 - 2.60          36.00 - 39.13
                                         2008          --         0.30 - 2.60      (34.22) - (33.18)

  MSF Loomis Sayles Small Cap            2012          --         1.70 - 2.60          11.32 - 12.33
     Core Subaccount                     2011          --         1.70 - 2.60        (2.22) - (1.35)
     (Commenced 5/4/2009)                2010          --         1.70 - 2.60          23.94 - 25.06
                                         2009          --         1.70 - 2.50          26.14 - 26.77

  MSF Met/Artisan Mid Cap                2012        0.81         1.40 - 2.10           9.25 - 10.02
     Value Subaccount                    2011        0.77         1.40 - 2.10            4.30 - 5.04
     (Commenced 5/3/2010)                2010          --         1.40 - 2.10          14.63 - 15.44

  MSF Met/Dimensional                    2012        0.49         1.70 - 2.50          14.98 - 15.91
     International Small Company         2011        1.88         1.70 - 2.50      (18.35) - (17.63)
     Subaccount                          2010        1.23         1.70 - 2.50          19.60 - 20.55
     (Commenced 5/4/2009)                2009          --         1.70 - 2.50          38.45 - 39.18

  MSF MetLife Conservative               2012        2.99         0.30 - 2.70            6.26 - 8.85
     Allocation Subaccount               2011        2.43         0.30 - 2.70            0.45 - 2.95
                                         2010        3.77         0.30 - 2.70            7.12 - 9.70
                                         2009        3.10         0.30 - 2.70          17.38 - 20.17
                                         2008        0.89         0.30 - 2.70      (16.65) - (14.70)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                ----------------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO              NET
                                                     UNITS          HIGHEST ($)         ASSETS ($)
                                                -------------    -----------------   ---------------
   MSF MetLife Conservative to            2012     69,601,690          1.13 - 1.35        86,810,589
      Moderate Allocation                 2011     75,138,747          1.05 - 1.22        85,251,503
      Subaccount                          2010     81,246,395          1.06 - 1.21        92,534,789
                                          2009     86,062,934          0.98 - 1.09        89,073,057
                                          2008     89,863,744          0.82 - 0.88        76,216,690

   MSF MetLife Mid Cap Stock              2012      6,983,172                 1.28         8,935,310
      Index Subaccount                    2011      6,867,767                 1.10         7,567,180
                                          2010      6,949,687                 1.14         7,903,300
                                          2009      6,859,089                 0.91         6,254,414
                                          2008      6,459,837                 0.67         4,353,823

   MSF MetLife Moderate                   2012    342,679,345          1.06 - 1.72       406,247,240
      Allocation Subaccount               2011    365,836,158          0.96 - 1.13       387,765,148
                                          2010    393,118,303          1.00 - 1.15       427,765,478
                                          2009    422,006,805          0.91 - 1.02       411,199,938
                                          2008    448,656,252          0.74 - 0.81       349,923,570

   MSF MetLife Moderate to                2012    301,438,988          1.00 - 1.21       341,958,464
      Aggressive Allocation               2011    320,193,265          0.89 - 1.05       318,588,616
      Subaccount                          2010    343,766,439          0.94 - 1.10       359,791,293
                                          2009    385,002,457          0.85 - 0.96       356,369,177
                                          2008    401,062,441          0.67 - 0.75       290,979,056

   MSF MetLife Stock Index                2012    746,876,608         0.85 - 24.72       955,635,335
      Subaccount                          2011    660,304,058          0.78 - 3.51       710,740,551
                                          2010    752,977,742          0.79 - 2.08       807,958,649
                                          2009    956,309,555          0.70 - 1.82       894,068,941
                                          2008    491,992,717          0.56 - 1.45       354,305,788

   MSF MFS Total Return                   2012    252,752,393          0.97 - 3.15       465,580,415
      Subaccount                          2011    300,786,307          0.90 - 2.86       499,287,986
                                          2010    365,263,272          0.90 - 2.83       594,788,580
                                          2009    424,517,109          0.85 - 2.61       636,362,549
                                          2008    485,162,845          0.74 - 2.23       625,319,073

   MSF MFS Value Subaccount               2012     42,193,599          1.17 - 1.80        64,099,072
                                          2011     48,193,344          1.11 - 1.58        63,956,024
                                          2010     55,157,576          1.12 - 1.60        73,901,755
                                          2009     58,644,242          1.02 - 1.47        71,463,612
                                          2008     62,480,214          0.86 - 1.25        64,279,938

   MSF MSCI EAFE Index                    2012     31,591,933          0.91 - 2.18        59,212,775
      Subaccount                          2011     35,199,957          0.78 - 1.87        56,199,006
                                          2010     39,250,929          0.91 - 2.16        72,320,627
                                          2009     48,947,939          0.85 - 2.03        81,732,457
                                          2008     52,994,262          0.68 - 1.59        69,092,998

   MSF Neuberger Berman                   2012         70,294          1.58 - 1.77           118,604
      Genesis Subaccount                  2011         12,539          1.57 - 1.64            20,005
      (Commenced 5/2/2011)

                                                           FOR THE YEAR ENDED DECEMBER 31
                                                -------------------------------------------------------
                                                 INVESTMENT(1)   EXPENSE RATIO(2)      TOTAL RETURN(3)
                                                    INCOME           LOWEST TO            LOWEST TO
                                                   RATIO (%)        HIGHEST (%)          HIGHEST (%)
                                                --------------   -----------------   ------------------
   MSF MetLife Conservative to            2012        2.94          0.30 - 2.65            8.53 - 11.13
      Moderate Allocation                 2011        2.07          0.30 - 2.65           (1.60) - 0.75
      Subaccount                          2010        3.47          0.30 - 2.65            8.59 - 11.14
                                          2009        3.32          0.30 - 2.50           20.61 - 23.27
                                          2008        1.12          0.30 - 2.50       (23.55) - (21.83)

   MSF MetLife Mid Cap Stock              2012        1.02                 1.25                   16.13
      Index Subaccount                    2011        0.93                 1.25                  (3.08)
                                          2010        1.00                 1.25                   24.67
                                          2009        1.77                 1.25                   35.31
                                          2008        1.37                 1.25                 (36.95)

   MSF MetLife Moderate                   2012        2.31          0.00 - 2.75           10.15 - 13.24
      Allocation Subaccount               2011        1.53          0.30 - 2.75         (4.00) - (1.65)
                                          2010        2.63          0.30 - 2.75           10.02 - 12.81
                                          2009        3.02          0.30 - 2.75           23.17 - 26.14
                                          2008        0.82          0.30 - 2.75       (30.60) - (28.80)

   MSF MetLife Moderate to                2012        1.91          0.30 - 2.60           12.41 - 15.04
      Aggressive Allocation               2011        1.42          0.30 - 2.55         (6.22) - (4.01)
      Subaccount                          2010        2.21          0.30 - 2.65           11.72 - 14.39
                                          2009        2.58          0.30 - 2.65           25.71 - 28.72
                                          2008        0.62          0.30 - 2.65       (36.84) - (35.33)

   MSF MetLife Stock Index                2012        1.43          0.28 - 3.50           11.63 - 15.43
      Subaccount                          2011        1.65          0.28 - 3.50           (1.73) - 1.51
                                          2010        1.80          0.28 - 3.50           10.69 - 14.51
                                          2009        1.48          0.28 - 3.50           22.80 - 28.15
                                          2008        1.98          0.28 - 2.50       (38.82) - (37.32)

   MSF MFS Total Return                   2012        2.74          0.30 - 2.75            8.27 - 11.03
      Subaccount                          2011        2.65          0.30 - 2.75           (0.60) - 1.87
                                          2010        2.94          0.30 - 2.75             6.82 - 9.55
                                          2009        4.24          0.30 - 2.75           15.10 - 18.01
                                          2008        3.54          0.30 - 2.90       (24.58) - (22.59)

   MSF MFS Value Subaccount               2012        1.95          0.30 - 2.65           13.33 - 16.30
                                          2011        1.61          0.30 - 2.70           (1.82) - 0.51
                                          2010        1.45          0.30 - 2.70            8.31 - 11.16
                                          2009          --          0.30 - 2.70           17.51 - 20.39
                                          2008        1.88          0.30 - 2.70       (34.35) - (31.31)

   MSF MSCI EAFE Index                    2012        3.14          0.30 - 1.60           16.44 - 17.97
      Subaccount                          2011        2.51          0.30 - 1.60       (13.96) - (12.76)
                                          2010        2.90          0.30 - 1.60             6.56 - 7.83
                                          2009        4.32          0.30 - 1.60           26.52 - 28.27
                                          2008        3.03          0.30 - 1.60       (42.99) - (42.23)

   MSF Neuberger Berman                   2012        0.12          1.70 - 2.60             6.92 - 7.89
      Genesis Subaccount                  2011          --          1.70 - 2.10         (7.49) - (7.23)
      (Commenced 5/2/2011)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MSF Oppenheimer Global                 2012    280,274,259         1.01 - 1.99        316,647,038
     Equity Subaccount                   2011    319,487,588         0.85 - 1.68        301,581,617
                                         2010    355,293,700         0.96 - 1.86        371,423,984
                                         2009    410,567,773         0.85 - 1.59        374,398,305
                                         2008    448,654,570         0.62 - 1.15        295,841,010

  MSF Russell 2000 Index                 2012     33,654,928         1.43 - 3.25         96,816,463
     Subaccount                          2011     37,289,119         1.25 - 2.83         93,301,295
                                         2010     41,489,141         1.33 - 2.99        109,316,701
                                         2009     52,166,793         1.06 - 2.38        102,896,929
                                         2008     54,971,926         0.86 - 1.92         87,292,343

  MSF T. Rowe Price Large Cap            2012     32,201,056         1.12 - 1.88         38,929,294
     Growth Subaccount                   2011     37,121,993         0.97 - 1.59         38,361,890
                                         2010     45,753,740         1.01 - 1.61         48,700,718
                                         2009     53,594,235         0.89 - 1.39         49,610,845
                                         2008     59,778,256         0.64 - 0.97         39,237,067

  MSF T. Rowe Price Small Cap            2012     62,635,996         1.15 - 2.32         98,474,574
     Growth Subaccount                   2011     71,061,468         1.02 - 2.01         97,794,789
     (Commenced 4/28/2008)               2010     76,912,938         1.03 - 2.00        105,806,004
                                         2009     84,858,983         0.79 - 1.49         87,765,568
                                         2008     91,237,701         0.58 - 1.08         69,058,943

  MSF Western Asset                      2012     33,573,093         1.21 - 2.91         55,654,805
     Management Strategic Bond           2011     39,676,652         1.11 - 2.65         59,620,518
     Opportunities Subaccount            2010      3,494,208         2.29 - 2.52          8,424,280
                                         2009      3,762,287         2.06 - 2.27          8,142,474
                                         2008      4,192,426         1.58 - 1.74          6,937,973

  MSF Western Asset                      2012     89,352,294         1.10 - 2.58        134,993,660
     Management U.S. Government          2011    101,794,264         1.07 - 2.53        148,935,292
     Subaccount                          2010    125,335,567         1.04 - 2.42        173,254,111
                                         2009    140,576,689         1.00 - 2.31        185,790,047
                                         2008    165,146,188         1.01 - 2.24        209,916,401

  Pioneer VCT Emerging                   2012      5,609,487         1.58 - 2.96         14,604,398
     Markets Subaccount                  2011      6,504,758         1.39 - 2.69         15,409,987
                                         2010      8,376,046         1.86 - 3.58         26,221,434
                                         2009      9,315,020         1.65 - 3.15         25,836,006
                                         2008      8,306,485         0.97 - 1.84         13,714,981

  Pioneer VCT Equity Income              2012     11,046,306         1.22 - 1.73         17,874,031
     Subaccount                          2011     12,775,811         1.13 - 1.60         19,180,928
                                         2010     14,712,580         1.09 - 1.53         21,292,601
                                         2009     16,094,477         0.91 - 1.31         19,818,006
                                         2008     18,907,498         0.82 - 1.17         20,833,195

  Pioneer VCT Fundamental                2012      9,719,668         1.02 - 1.11         10,469,380
     Value Subaccount                    2011     10,856,888         0.94 - 1.02         10,766,616
                                         2010     13,452,820         1.01 - 1.07         14,111,087
                                         2009     14,948,808         0.94 - 1.00         14,626,585
                                         2008     14,609,008         0.84 - 0.87         12,564,364

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MSF Oppenheimer Global                 2012        1.59         0.30 - 2.70          17.93 - 20.81
     Equity Subaccount                   2011        1.94         0.30 - 2.70       (10.84) - (8.68)
                                         2010        1.52         0.30 - 2.70          12.45 - 16.53
                                         2009        2.51         0.30 - 2.70          36.04 - 40.00
                                         2008        2.07         0.30 - 2.75      (42.21) - (40.55)

  MSF Russell 2000 Index                 2012        1.16         0.30 - 1.65          14.44 - 16.00
     Subaccount                          2011        1.08         0.30 - 1.65        (5.64) - (4.33)
                                         2010        1.17         0.30 - 1.65          24.90 - 26.48
                                         2009        2.08         0.30 - 1.65          23.86 - 25.64
                                         2008        1.30         0.30 - 1.65      (34.53) - (33.61)

  MSF T. Rowe Price Large Cap            2012          --         0.30 - 2.65          15.56 - 18.32
     Growth Subaccount                   2011          --         0.30 - 2.65        (3.96) - (1.61)
                                         2010        0.07         0.30 - 2.65          13.72 - 16.38
                                         2009        0.34         0.30 - 2.65          39.25 - 42.59
                                         2008        0.29         0.30 - 2.65      (43.53) - (42.18)

  MSF T. Rowe Price Small Cap            2012          --         0.30 - 2.65          12.86 - 15.56
     Growth Subaccount                   2011          --         0.30 - 2.65          (1.18) - 1.10
     (Commenced 4/28/2008)               2010          --         0.30 - 2.65          31.04 - 34.21
                                         2009        0.06         0.30 - 2.65          34.93 - 38.25
                                         2008          --         0.30 - 2.65      (34.75) - (33.70)

  MSF Western Asset                      2012        3.46         1.17 - 2.60           8.42 - 10.19
     Management Strategic Bond           2011        0.87         1.17 - 2.60            0.69 - 4.89
     Opportunities Subaccount            2010        6.37         1.17 - 1.45          11.08 - 11.45
                                         2009        6.88         1.17 - 1.45          30.34 - 30.64
                                         2008        4.25         1.17 - 1.45      (16.23) - (15.99)

  MSF Western Asset                      2012        2.10         0.15 - 2.45            0.86 - 3.21
     Management U.S. Government          2011        1.53         0.15 - 2.45            2.95 - 5.33
     Subaccount                          2010        2.75         0.15 - 2.45            3.23 - 5.63
                                         2009        4.76         0.15 - 2.45            1.78 - 4.15
                                         2008        3.03         0.15 - 2.45        (2.77) - (0.45)

  Pioneer VCT Emerging                   2012        0.21         1.50 - 2.75            8.61 - 9.99
     Markets Subaccount                  2011          --         1.50 - 2.75      (25.68) - (24.74)
                                         2010        0.31         1.50 - 2.75          12.48 - 13.89
                                         2009        0.89         1.50 - 2.75          69.34 - 71.42
                                         2008        0.09         1.50 - 2.75      (59.46) - (58.92)

  Pioneer VCT Equity Income              2012        3.67         1.50 - 2.60            7.13 - 8.32
     Subaccount                          2011        1.99         1.50 - 2.60            3.05 - 4.17
                                         2010        2.05         1.50 - 2.60          16.21 - 17.49
                                         2009        3.08         1.50 - 2.60          10.96 - 12.19
                                         2008        2.58         1.50 - 2.60      (32.29) - (31.52)

  Pioneer VCT Fundamental                2012        0.99         1.50 - 2.75            7.58 - 8.94
     Value Subaccount                    2011        0.73         1.50 - 2.75        (6.23) - (5.04)
                                         2010        0.59         1.50 - 2.75            6.31 - 7.64
                                         2009        0.78         1.50 - 2.75          12.54 - 14.01
                                         2008        1.38         1.50 - 2.75      (34.39) - (33.56)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   -----------------   ---------------
  Pioneer VCT Ibbotson Growth            2012     196,235,811         1.01 - 1.22       226,048,727
     Allocation Subaccount               2011     206,818,842         0.93 - 1.11       217,767,479
                                         2010     221,599,749         0.99 - 1.16       246,699,062
                                         2009     235,330,904         0.89 - 1.03       233,598,663
                                         2008     241,041,098         0.69 - 0.79       184,451,666

  Pioneer VCT Ibbotson                   2012      97,323,359         1.05 - 1.25       114,841,514
     Moderate Allocation                 2011     107,898,072         0.97 - 1.13       116,552,439
     Subaccount                          2010     119,014,176         1.02 - 1.18       134,202,065
                                         2009     127,523,679         0.92 - 1.05       129,177,322
                                         2008     131,739,676         0.72 - 0.81       103,808,691

  Pioneer VCT Mid Cap Value              2012      17,566,894         1.19 - 1.82        28,565,653
     Subaccount                          2011      21,724,375         1.10 - 1.67        32,437,470
                                         2010      27,106,926         1.21 - 1.80        43,769,962
                                         2009      31,686,148         0.95 - 1.55        43,949,273
                                         2008      36,082,317         0.77 - 1.26        40,897,724

  Pioneer VCT Real Estate                2012       5,535,016         1.53 - 2.50        12,543,885
     Shares Subaccount                   2011       6,712,774         1.34 - 2.19        13,366,638
                                         2010       8,080,999         1.24 - 2.03        15,025,737
                                         2009       8,382,574         0.96 - 1.60        12,313,902
                                         2008       8,720,284         0.75 - 1.24        10,025,395

  UIF Growth Subaccount                  2012       5,479,096         0.93 - 1.93         7,099,628
                                         2011       6,391,312         0.82 - 1.72         7,349,810
                                         2010       7,852,817         0.86 - 1.81         9,543,702
                                         2009       9,106,525         0.71 - 1.50         9,168,364
                                         2008      10,817,955         0.44 - 0.92         6,578,629

  UIF U.S. Real Estate                   2012       9,063,057         1.49 - 1.55        13,803,143
     Subaccount                          2011      11,698,765         1.31 - 1.36        15,642,002
                                         2010      16,338,780         1.26 - 1.30        20,965,294
                                         2009      20,079,803         0.99 - 1.01        20,149,396
                                         2008      21,716,459         0.79 - 0.80        17,256,470

  Wells Fargo VT Small Cap               2012       1,781,119         1.53 - 2.37         3,080,263
     Value Subaccount                    2011       2,074,209         1.36 - 2.09         3,218,582
                                         2010       2,391,673         1.48 - 2.27         4,028,620
                                         2009       2,853,960         1.28 - 1.95         4,195,513
                                         2008       2,939,820         0.81 - 1.22         2,659,523

                                                          FOR THE YEAR ENDED DECEMBER 31
                                               ------------------------------------------------------
                                                INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                   INCOME           LOWEST TO           LOWEST TO
                                                  RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               --------------  -----------------   ------------------
  Pioneer VCT Ibbotson Growth            2012        1.76         1.50 - 2.90            8.67 - 10.21
     Allocation Subaccount               2011        1.96         1.50 - 2.90         (6.07) - (4.73)
                                         2010        1.91         1.50 - 2.90           11.41 - 13.12
                                         2009        2.51         1.50 - 2.90           28.97 - 30.66
                                         2008        2.24         1.50 - 2.90       (37.01) - (36.04)

  Pioneer VCT Ibbotson                   2012        2.46         1.50 - 2.90             8.38 - 9.92
     Moderate Allocation                 2011        2.52         1.50 - 2.90         (4.91) - (3.49)
     Subaccount                          2010        2.54         1.50 - 2.90           10.65 - 12.23
                                         2009        3.43         1.50 - 2.90           27.74 - 29.49
                                         2008        2.90         1.50 - 2.90       (33.09) - (32.13)

  Pioneer VCT Mid Cap Value              2012        0.84         1.40 - 2.75             7.80 - 9.28
     Subaccount                          2011        0.65         1.40 - 2.75         (8.38) - (7.15)
                                         2010        0.89         1.40 - 2.75           14.65 - 16.27
                                         2009        1.29         1.40 - 2.75           21.93 - 23.45
                                         2008        0.87         1.40 - 2.75       (35.58) - (34.65)

  Pioneer VCT Real Estate                2012        2.10         1.50 - 2.65           13.04 - 14.35
     Shares Subaccount                   2011        2.18         1.50 - 2.60             6.90 - 8.11
                                         2010        2.45         1.50 - 2.60           25.25 - 26.68
                                         2009        4.45         1.50 - 2.60           28.17 - 29.57
                                         2008        3.91         1.50 - 2.60       (39.99) - (39.28)

  UIF Growth Subaccount                  2012          --         1.40 - 2.50           11.54 - 12.78
                                         2011        0.11         1.40 - 2.60         (5.22) - (4.13)
                                         2010        0.12         1.40 - 2.60           19.72 - 21.27
                                         2009          --         1.40 - 2.60           61.13 - 63.27
                                         2008        0.19         1.40 - 2.60       (50.47) - (49.93)

  UIF U.S. Real Estate                   2012        0.85         1.40 - 1.90           13.65 - 14.22
     Subaccount                          2011        0.84         1.40 - 1.90             3.96 - 4.46
                                         2010        2.17         1.40 - 1.90           27.45 - 28.11
                                         2009        3.29         1.40 - 1.90           25.92 - 26.59
                                         2008        3.42         1.40 - 1.90       (39.04) - (38.76)

  Wells Fargo VT Small Cap               2012        0.87         0.30 - 1.85           11.90 - 13.65
     Value Subaccount                    2011        0.65         0.30 - 1.85         (8.95) - (7.58)
                                         2010        1.51         0.30 - 1.85           15.16 - 16.95
                                         2009        1.23         0.30 - 1.85           57.11 - 59.59
                                         2008          --         0.30 - 1.85       (45.53) - (44.70)

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series, or fund of the trusts which may have unique investment income ratios.

 2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

This page is intentionally left blank.

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                    Page
                                                                                                   Number
                                                                                                   ------
Report of Independent Registered Public Accounting Firm...........................................   F-2
Financial Statements at December 31, 2012 and 2011 and for the Years Ended December 31, 2012,
  2011, and 2010:
 Consolidated Balance Sheets......................................................................   F-3
 Consolidated Statements of Operations............................................................   F-4
 Consolidated Statements of Comprehensive Income..................................................   F-5
 Consolidated Statements of Stockholders' Equity..................................................   F-6
 Consolidated Statements of Cash Flows............................................................   F-7
Notes to the Consolidated Financial Statements....................................................   F-9
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies.........   F-9
 Note 2 -- Segment Information....................................................................  F-26
 Note 3 -- Dispositions...........................................................................  F-31
 Note 4 -- Insurance..............................................................................  F-32
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related
   Intangibles....................................................................................  F-38
 Note 6 -- Reinsurance............................................................................  F-42
 Note 7 -- Investments............................................................................  F-48
 Note 8 -- Derivatives............................................................................  F-70
 Note 9 -- Fair Value.............................................................................  F-82
 Note 10 -- Goodwill.............................................................................. F-107
 Note 11 -- Debt.................................................................................. F-109
 Note 12 -- Equity................................................................................ F-109
 Note 13 -- Other Expenses........................................................................ F-113
 Note 14 -- Income Tax............................................................................ F-114
 Note 15 -- Contingencies, Commitments and Guarantees............................................. F-117
 Note 16 -- Related Party Transactions............................................................ F-122
Financial Statement Schedules at December 31, 2012 and 2011 and for the Years Ended December 31,
  2012, 2011, and 2010:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related
   Parties........................................................................................ F-123
 Schedule II -- Condensed Financial Information (Parent Company Only)............................. F-124
 Schedule III -- Consolidated Supplementary Insurance Information................................. F-128
 Schedule IV -- Consolidated Reinsurance.......................................................... F-130

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2012. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 22, 2013

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2012 and 2011

                (In millions, except share and per share data)

                                                                                                                     2012
                                                                                                                  ----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,005 and $44,215,
 respectively)................................................................................................... $   50,968
Equity securities available-for-sale, at estimated fair value (cost: $311 and $295, respectively)................        317
Fair value option securities, at estimated fair value............................................................          9
Mortgage loans (net of valuation allowances of $35 and $61, respectively; includes $2,666 and $3,138,
 respectively, at estimated fair value, relating to variable interest entities)..................................      9,157
Policy loans.....................................................................................................      1,216
Real estate and real estate joint ventures.......................................................................        708
Other limited partnership interests..............................................................................      1,848
Short-term investments, principally at estimated fair value......................................................      2,576
Other invested assets, principally at estimated fair value.......................................................      2,961
                                                                                                                  ----------
  Total investments..............................................................................................     69,760
Cash and cash equivalents, principally at estimated fair value...................................................        895
Accrued investment income (includes $13 and $14, respectively, relating to variable interest entities)...........        575
Premiums, reinsurance and other receivables......................................................................     22,143
Deferred policy acquisition costs and value of business acquired.................................................      3,793
Current income tax recoverable...................................................................................        135
Goodwill.........................................................................................................        559
Other assets.....................................................................................................        822
Separate account assets..........................................................................................     86,114
                                                                                                                  ----------
  Total assets................................................................................................... $  184,796
                                                                                                                  ==========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits........................................................................................... $   27,585
Policyholder account balances....................................................................................     36,976
Other policy-related balances....................................................................................      3,138
Payables for collateral under securities loaned and other transactions...........................................      8,399
Long-term debt (includes $2,559 and $3,065, respectively, at estimated fair value, relating to variable interest
 entities).......................................................................................................      3,350
Deferred income tax liability....................................................................................      1,938
Other liabilities (includes $13 and $14, respectively, relating to variable interest entities)...................      6,547
Separate account liabilities.....................................................................................     86,114
                                                                                                                  ----------
  Total liabilities..............................................................................................    174,047
                                                                                                                  ----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.......................................................................         86
Additional paid-in capital.......................................................................................      6,718
Retained earnings................................................................................................      1,545
Accumulated other comprehensive income (loss)....................................................................      2,400
                                                                                                                  ----------
  Total stockholders' equity.....................................................................................     10,749
                                                                                                                  ----------
  Total liabilities and stockholders' equity..................................................................... $  184,796
                                                                                                                  ==========

                                                                                                                     2011
                                                                                                                  ----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,005 and $44,215,
 respectively)................................................................................................... $   47,781
Equity securities available-for-sale, at estimated fair value (cost: $311 and $295, respectively)................        252
Fair value option securities, at estimated fair value............................................................      3,665
Mortgage loans (net of valuation allowances of $35 and $61, respectively; includes $2,666 and $3,138,
 respectively, at estimated fair value, relating to variable interest entities)..................................      9,800
Policy loans.....................................................................................................      1,203
Real estate and real estate joint ventures.......................................................................        503
Other limited partnership interests..............................................................................      1,696
Short-term investments, principally at estimated fair value......................................................      2,578
Other invested assets, principally at estimated fair value.......................................................      3,354
                                                                                                                  ----------
  Total investments..............................................................................................     70,832
Cash and cash equivalents, principally at estimated fair value...................................................        745
Accrued investment income (includes $13 and $14, respectively, relating to variable interest entities)...........        568
Premiums, reinsurance and other receivables......................................................................     20,223
Deferred policy acquisition costs and value of business acquired.................................................      4,188
Current income tax recoverable...................................................................................        140
Goodwill.........................................................................................................        953
Other assets.....................................................................................................        856
Separate account assets..........................................................................................     72,559
                                                                                                                  ----------
  Total assets................................................................................................... $  171,064
                                                                                                                  ==========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits........................................................................................... $   25,483
Policyholder account balances....................................................................................     42,075
Other policy-related balances....................................................................................      2,989
Payables for collateral under securities loaned and other transactions...........................................      8,079
Long-term debt (includes $2,559 and $3,065, respectively, at estimated fair value, relating to variable interest
 entities).......................................................................................................      3,857
Deferred income tax liability....................................................................................        935
Other liabilities (includes $13 and $14, respectively, relating to variable interest entities)...................      5,384
Separate account liabilities.....................................................................................     72,559
                                                                                                                  ----------
  Total liabilities..............................................................................................    161,361
                                                                                                                  ----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.......................................................................         86
Additional paid-in capital.......................................................................................      6,673
Retained earnings................................................................................................      1,173
Accumulated other comprehensive income (loss)....................................................................      1,771
                                                                                                                  ----------
  Total stockholders' equity.....................................................................................      9,703
                                                                                                                  ----------
  Total liabilities and stockholders' equity..................................................................... $  171,064
                                                                                                                  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                               2012       2011       2010
                                                                            ---------- ---------- ----------
Revenues
Premiums................................................................... $    1,261 $    1,828 $    1,067
Universal life and investment-type product policy fees.....................      2,261      1,956      1,639
Net investment income......................................................      2,952      3,074      3,153
Other revenues.............................................................        511        508        503
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............       (52)       (42)      (103)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................          3        (5)         53
 Other net investment gains (losses).......................................        201         82        200
                                                                            ---------- ---------- ----------
   Total net investment gains (losses).....................................        152         35        150
 Net derivative gains (losses).............................................        980      1,119         58
                                                                            ---------- ---------- ----------
   Total revenues..........................................................      8,117      8,520      6,570
                                                                            ---------- ---------- ----------
Expenses
Policyholder benefits and claims...........................................      2,395      2,660      1,905
Interest credited to policyholder account balances.........................      1,147      1,189      1,271
Goodwill impairment........................................................        394         --         --
Other expenses.............................................................      2,575      2,915      2,372
                                                                            ---------- ---------- ----------
   Total expenses..........................................................      6,511      6,764      5,548
                                                                            ---------- ---------- ----------
Income (loss) from continuing operations before provision for income tax...      1,606      1,756      1,022
Provision for income tax expense (benefit).................................        391        523        303
                                                                            ---------- ---------- ----------
Income (loss) from continuing operations, net of income tax................      1,215      1,233        719
Income (loss) from discontinued operations, net of income tax..............          8         --         --
                                                                            ---------- ---------- ----------
Net income (loss).......................................................... $    1,223 $    1,233 $      719
                                                                            ========== ========== ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                       2012        2011        2010
                                                                    ----------  ----------  ----------

Net income (loss).................................................. $    1,223  $    1,233  $      719
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets......        850       2,074       1,619
 Unrealized gains (losses) on derivatives..........................          4         347        (107)
 Foreign currency translation adjustments..........................         88         (16)        (17)
                                                                    ----------  ----------  ----------
 Other comprehensive income (loss), before income tax..............        942       2,405       1,495
 Income tax (expense) benefit related to items of other
   comprehensive income (loss).....................................       (313)       (851)       (523)
                                                                    ----------  ----------  ----------
 Other comprehensive income (loss), net of income tax..............        629       1,554         972
                                                                    ----------  ----------  ----------
Comprehensive income (loss) excluding cumulative effect of change
  in accounting principle..........................................      1,852       2,787       1,691
Cumulative effect of change in accounting principle, net of income
  tax..............................................................         --          --          34
                                                                    ----------  ----------  ----------
Comprehensive income (loss)........................................ $    1,852  $    2,787  $    1,725
                                                                    ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholders' Equity
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                  Accumulated Other Comprehensive Income (Loss)
                                                                  --------------------------------------------
                                                                       Net                          Foreign
                                             Additional             Unrealized      Other-Than-    Currency         Total
                                      Common  Paid-in   Retained    Investment       Temporary    Translation   Stockholders'
                                      Stock   Capital   Earnings  Gains (Losses)    Impairments   Adjustments      Equity
                                      ------ ---------- --------  --------------    -----------   -----------   -------------
Balance at December 31, 2009......... $  86   $  6,719  $    102     $   (597)        $  (83)       $ (109)       $   6,118
Cumulative effect of change in
 accounting principle, net of income
 tax (Note 1)........................                        (34)          23             11                             --
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at January 1, 2010...........    86      6,719        68         (574)           (72)         (109)           6,118
Dividend paid to MetLife.............                       (330)                                                      (330)
Net income (loss)....................                        719                                                        719
Other comprehensive income (loss),
 net of income tax...................                                     967             21           (16)             972
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2010.........    86      6,719       457          393            (51)         (125)           7,479
Dividend paid to MetLife.............                       (517)                                                      (517)
Capital contribution.................                1                                                                    1
Return of capital (Note 12)..........              (47)                                                                 (47)
Net income (loss)....................                      1,233                                                      1,233
Other comprehensive income (loss),
 net of income tax...................                                   1,591            (23)          (14)           1,554
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2011.........    86      6,673     1,173        1,984            (74)         (139)           9,703
Dividend of subsidiary (Note 3)......                       (347)                                                      (347)
Dividend paid to MetLife.............                       (504)                                                      (504)
Capital contribution.................               45                                                                   45
Net income (loss)....................                      1,223                                                      1,223
Other comprehensive income (loss),
 net of income tax (1)...............                                     503             36            90              629
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2012......... $  86   $  6,718  $  1,545     $  2,487         $  (38)       $  (49)       $  10,749
                                      =====   ========  ========     ========         ======        ======        =========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 3 and 12.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                              2012       2011       2010
                                                                                           ---------  ---------  ----------
Cash flows from operating activities
Net income (loss)......................................................................... $   1,223  $   1,233  $      719
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
 Depreciation and amortization expenses...................................................        31         37          41
 Amortization of premiums and accretion of discounts associated with investments, net.....      (168)      (152)       (259)
 (Gains) losses on investments and derivatives and from sales of businesses, net..........    (1,020)    (1,183)       (300)
 (Income) loss from equity method investments, net of dividends or distributions..........       (42)       (23)        (39)
 Interest credited to policyholder account balances.......................................     1,147      1,189       1,271
 Universal life and investment-type product policy fees...................................    (2,261)    (1,956)     (1,639)
 Goodwill impairment......................................................................       394         --          --
 Change in fair value option securities...................................................      (602)    (1,483)     (1,199)
 Change in accrued investment income......................................................        66         51          31
 Change in premiums, reinsurance and other receivables....................................    (1,229)    (1,288)     (3,284)
 Change in deferred policy acquisition costs and value of business acquired, net..........        69       (187)        (87)
 Change in income tax.....................................................................       649        567         191
 Change in other assets...................................................................     1,503      1,386       1,041
 Change in insurance-related liabilities and policy-related balances......................     1,865      2,307       1,952
 Change in other liabilities..............................................................       804        406       2,072
 Other, net...............................................................................        53         30           3
                                                                                           ---------  ---------  ----------
Net cash provided by operating activities.................................................     2,482        934         514
                                                                                           ---------  ---------  ----------
Cash flows from investing activities
 Sales, maturities and repayments of:
  Fixed maturity securities...............................................................    14,394     17,348      17,748
  Equity securities.......................................................................        50        168         131
  Mortgage loans..........................................................................     1,447        993         964
  Real estate and real estate joint ventures..............................................        72         26          18
  Other limited partnership interests.....................................................       223        256         123
 Purchases of:
  Fixed maturity securities...............................................................   (15,706)   (17,439)    (19,342)
  Equity securities.......................................................................       (58)       (27)        (39)
  Mortgage loans..........................................................................      (807)    (1,357)     (1,468)
  Real estate and real estate joint ventures..............................................      (225)       (72)       (117)
  Other limited partnership interests.....................................................      (341)      (378)       (363)
  Cash received in connection with freestanding derivatives...............................       414        397          97
  Cash paid in connection with freestanding derivatives...................................      (335)      (478)       (155)
  Dividend of subsidiary..................................................................       (53)        --          --
  Issuances of loans to affiliates........................................................        --       (430)         --
  Net change in policy loans..............................................................       (13)       (13)         (1)
  Net change in short-term investments....................................................      (155)    (1,347)        554
  Net change in other invested assets.....................................................       (54)       (12)       (190)
  Other, net..............................................................................        --          1          --
                                                                                           ---------  ---------  ----------
Net cash used in investing activities.....................................................    (1,147)    (2,364)    (2,040)
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
 Policyholder account balances:
  Deposits................................................................................    14,785     20,496      24,910
  Withdrawals.............................................................................   (15,493)   (19,404)    (23,700)
 Net change in payables for collateral under securities loaned and other transactions.....       320        (24)        934
 Long-term debt repaid....................................................................      (482)      (385)       (878)
 Financing element on certain derivative instruments......................................       180        129         (44)
 Return of capital........................................................................        --        (47)         --
 Dividends on common stock................................................................      (504)      (517)       (330)
                                                                                           ---------  ---------  ----------
Net cash (used in) provided by financing activities.......................................    (1,194)       248         892
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.         9         (1)        (12)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................       150     (1,183)       (646)
Cash and cash equivalents, beginning of year..............................................       745      1,928       2,574
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $     895  $     745  $    1,928
                                                                                           =========  =========  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                   2012       2011      2010
                                                                               -----------  --------  --------
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
  Interest.................................................................... $       232  $    406  $    479
                                                                               ===========  ========  ========
  Income tax.................................................................. $      (226) $    (47) $    122
                                                                               ===========  ========  ========
  Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed............................................................ $     4,857  $     --  $     --
   Liabilities disposed.......................................................      (4,567)       --        --
                                                                               -----------  --------  --------
   Net assets disposed........................................................         290        --        --
   Cash disposed..............................................................         (53)       --        --
   Dividend of interests in subsidiary........................................        (237)       --        --
                                                                               -----------  --------  --------
   (Gain) loss on dividend of interests in subsidiary......................... $        --  $     --  $     --
                                                                               ===========  ========  ========
  Capital contribution from MetLife, Inc...................................... $        45  $     --  $     --
                                                                               ===========  ========  ========
  Real estate and real estate joint ventures acquired in satisfaction of debt. $        50  $      5  $     28
                                                                               ===========  ========  ========
  Long-term debt issued in exchange for certain other invested assets......... $        --  $     --  $     45
                                                                               ===========  ========  ========

--------

(1) See Note 3.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

  The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

  The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

  The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

 Reclassifications

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

----------------------------------------------------------------------------------------------------------
 Accounting Policy                                                                                    Note
----------------------------------------------------------------------------------------------------------
 Insurance                                                                                               4
----------------------------------------------------------------------------------------------------------
 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles      5
----------------------------------------------------------------------------------------------------------
 Reinsurance                                                                                             6
----------------------------------------------------------------------------------------------------------
 Investments                                                                                             7
----------------------------------------------------------------------------------------------------------
 Derivatives                                                                                             8
----------------------------------------------------------------------------------------------------------
 Fair Value                                                                                              9
----------------------------------------------------------------------------------------------------------
 Goodwill                                                                                               10
----------------------------------------------------------------------------------------------------------
 Income Tax                                                                                             14
----------------------------------------------------------------------------------------------------------
 Litigation Contingencies                                                                               15
----------------------------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

 The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Other Policy-Related Balances

 Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

 The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

 The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

 The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

 Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

 Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

 Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

 Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

---------------------------------------------------------------------------------------------------------------------
 Products:                                                In proportion to the following over estimated lives of the contracts:
---------------------------------------------------------------------------------------------------------------------
 Non-participating and non-dividend-paying traditional    Historic actual and expected future gross premiums.
   contracts (primarily term insurance)
---------------------------------------------------------------------------------------------------------------------
 Participating, dividend-paying traditional contracts     Actual and expected future gross margins.
---------------------------------------------------------------------------------------------------------------------
 Fixed and variable universal life contracts              Actual and expected future gross profits.
 Fixed and variable deferred annuity contracts
---------------------------------------------------------------------------------------------------------------------

  See Note 5 for additional information on DAC and VOBA amortization.

  The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

  Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value with a corresponding charge to earnings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Fair Value Option Securities

    FVO securities are stated at estimated fair value and include investments for which the FVO has been elected ("FVO Securities"). FVO Securities include:

  . fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products; and
  . contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in PABs through interest credited to policyholder account balances.

    Changes in estimated fair value of these securities subsequent to purchase are included in net investment income.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 7.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate, while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected. These loans are stated at estimated fair value with changes in estimated fair value subsequent to consolidation recognized in net investment gains (losses).

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

    Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

    In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

  . Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
  . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
  . Tax credit partnerships derive their primary source of investment return in the form of income tax credits. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
  . Joint venture investments that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

  Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities, equity securities, and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks, and are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

----------------------------------------------------------------------------------------------------
Statement of Operations Presentation:.   Derivative:
----------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
----------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint
                                         ventures
----------------------------------------------------------------------------------------------------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

  The Company sells variable annuities and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

..  the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
..  the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and .. a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

  Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Goodwill

  Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

  The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

  On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

  Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

  The Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MetLife Insurance Company of Connecticut. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Property, Equipment, Leasehold Improvements and Computer Software

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2012 and 2011.

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $185 million and $153 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $92 million and $83 million at December 31, 2012 and 2011, respectively. Related amortization expense was $10 million, $17 million and $25 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Other Revenues

  Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Foreign Currency

  Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred. The cumulative effect adjustment of adopting the guidance on accounting for DAC was a decrease in total equity of $443 million, net of income tax, as of January 1, 2010, which is reflected in the opening balance of equity in the consolidated statement of stockholders' equity.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. In 2012, the Company proceeded to Step 1 of the two-step impairment analysis for all of the Company's reporting units. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's consolidated financial statements other than the expanded disclosures in Note 9.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

  As a result of the adoption of the amended VIE consolidation guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity commercial mortgage-backed securities ("CMBS"). The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6.8 billion of commercial mortgage loans and $6.7 billion of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) ("AOCI") of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt, and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other As anticipated, in the third quarter of 2012, MetLife and the Company continued to realign certain products and businesses among its existing segments, as well as Corporate & Other. Prior period results have been revised in connection with this change, which did not have a significant impact on the segment and Corporate & Other results.

 Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

 Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

 Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses). Operating expenses excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

.. Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

.. Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
   (ii) includes income from discontinued real estate operations,
   (iii) excludes certain amounts related to contractholder-directed unit-linked investments, and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

.. Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIB ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

.. Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

.. Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

.. Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

.. Other expenses excludes costs related to implementation of new insurance regulatory requirements and acquisition and integration costs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2012, 2011 and 2010 and at December 31, 2012 and 2011. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax.

                                                         Operating Earnings
                                            --------------------------------------------
                                                        Corporate
                                                         Benefit   Corporate                                 Total
Year Ended December 31, 2012                  Retail     Funding    & Other      Total     Adjustments    Consolidated
------------------------------------------- ----------  ---------  ---------  ----------  ------------    ------------
                                                                          (In millions)
Revenues
Premiums................................... $      498  $     629  $     134  $    1,261  $         --    $      1,261
Universal life and investment-type product
 policy fees...............................      2,081         29         14       2,124           137           2,261
Net investment income......................      1,525      1,167        185       2,877            75           2,952
Other revenues.............................        505          6         --         511            --             511
Net investment gains (losses)..............         --         --         --          --           152             152
Net derivative gains (losses)..............         --         --         --          --           980             980
                                            ----------  ---------  ---------  ----------  ------------    ------------
  Total revenues...........................      4,609      1,831        333       6,773         1,344           8,117
                                            ----------  ---------  ---------  ----------  ------------    ------------
Expenses
Policyholder benefits and claims...........        741      1,161        128       2,030           365           2,395
Interest credited to policy holder account
 balances..................................        943        162         --       1,105            42           1,147
Goodwill impairment........................         --         --         --          --           394             394
Capitalization of DAC......................       (834)        (5)       (33)       (872)           --            (872)
Amortization of DAC and VOBA...............        570         10          2         582           359             941
Interest expense on debt...................         --         --         68          68           163             231
Other expenses.............................      2,164         39         66       2,269             6           2,275
                                            ----------  ---------  ---------  ----------  ------------    ------------
  Total expenses...........................      3,584      1,367        231       5,182         1,329           6,511
                                            ----------  ---------  ---------  ----------  ------------    ------------
Provision for income tax expense (benefit).        359        162        (30)        491          (100)            391
                                            ----------  ---------  ---------  ----------                  ------------
Operating earnings......................... $      666  $     302  $     132       1,100
                                            ==========  =========  =========
Adjustments to:
  Total revenues...........................................................        1,344
  Total expenses...........................................................       (1,329)
  Provision for income tax (expense) benefit...............................          100
                                                                              ----------
Income (loss) from continuing operations, net of income tax.................. $    1,215                  $      1,215
                                                                              ==========                  ============

                                                        Corporate
                                                         Benefit   Corporate
At December 31, 2012:                         Retail     Funding    & Other      Total
------------------------------------------- ----------  ---------  ---------  ----------
                                                            (In millions)
Total assets............................... $  136,333  $  33,140  $  15,323  $  184,796
Separate account assets.................... $   84,106  $   2,008  $      --  $   86,114
Separate account liabilities............... $   84,106  $   2,008  $      --  $   86,114

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                     Operating Earnings
                                    ---------------------------------------------------
                                                  Corporate
                                                   Benefit      Corporate &                             Total
Year Ended December 31, 2011          Retail       Funding         Other        Total    Adjustments Consolidated
----------------------------------- ----------  -------------  ------------  ----------  ----------- ------------
                                                                    (In millions)
Revenues
Premiums........................... $      710  $       1,071  $         47  $    1,828  $        -- $      1,828
Universal life and investment-type
 product policy fees...............      1,764             34            36       1,834          122        1,956
Net investment income..............      1,423          1,175           181       2,779          295        3,074
Other revenues.....................        502              5             1         508           --          508
Net investment gains (losses)......         --             --            --          --           35           35
Net derivative gains (losses)......         --             --            --          --        1,119        1,119
                                    ----------  -------------  ------------  ----------  ----------- ------------
  Total revenues...................      4,399          2,285           265       6,949        1,571        8,520
                                    ----------  -------------  ------------  ----------  ----------- ------------
Expenses
Policyholder benefits and claims...        896          1,598            46       2,540          120        2,660
Interest credited to policy holder
 account balances..................        988            180            --       1,168           21        1,189
Goodwill impairment................         --             --            --          --           --           --
Capitalization of DAC..............     (1,278)            (7)          (57)     (1,342)          --       (1,342)
Amortization of DAC and VOBA.......        788              4             6         798          358        1,156
Interest expense on debt...........         --             --            67          67          322          389
Other expenses.....................      2,483             42           163       2,688           24        2,712
                                    ----------  -------------  ------------  ----------  ----------- ------------
  Total expenses...................      3,877          1,817           225       5,919          845        6,764
                                    ----------  -------------  ------------  ----------  ----------- ------------
Provision for income tax expense
 (benefit).........................        183            164           (70)        277          246          523
                                    ----------  -------------  ------------  ----------              ------------
Operating earnings................. $      339  $         304  $        110         753
                                    ==========  =============  ============
Adjustments to:
  Total revenues..........................................................        1,571
  Total expenses..........................................................         (845)
  Provision for income tax (expense) benefit..............................         (246)
                                                                             ----------
Income (loss) from continuing operations, net of income tax................. $    1,233              $      1,233
                                                                             ==========              ============

                                                   Corporate
                                                   Benefit        Corporate
At December 31, 2011:                 Retail       Funding        & Other       Total
----------------------------------- ----------  -------------  ------------  ----------
                                                       (In millions)
Total assets....................... $  120,810  $      30,836  $     19,418  $  171,064
Separate account assets............ $   70,679  $       1,880  $         --  $   72,559
Separate account liabilities....... $   70,679  $       1,880  $         --  $   72,559

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                             Operating Earnings
                                                   --------------------------------------
                                                              Corporate
                                                              Benefit   Corporate                         Total
Year Ended December 31, 2010                        Retail    Funding    & Other   Total   Adjustments Consolidated
-------------------------------------------------- -------  ----------- --------- -------  ----------- ------------
                                                                            (In millions)
Revenues
Premiums.......................................... $   424    $   643    $   --   $ 1,067   $     --    $   1,067
Universal life and investment-type product policy
 fees.............................................   1,509         29        15     1,553         86        1,639
Net investment income.............................   1,425      1,102       203     2,730        423        3,153
Other revenues....................................     454          6        43       503         --          503
Net investment gains (losses).....................      --         --        --        --        150          150
Net derivative gains (losses).....................      --         --        --        --         58           58
                                                   -------    -------    ------   -------   --------    ---------
  Total revenues..................................   3,812      1,780       261     5,853        717        6,570
                                                   -------    -------    ------   -------   --------    ---------
Expenses
Policyholder benefits and claims..................     671      1,159        --     1,830         75        1,905
Interest credited to policyholder account
 balances.........................................     954        193        96     1,243         28        1,271
Goodwill impairment...............................      --         --        --        --         --           --
Capitalization of DAC.............................    (800)        (4)      (54)     (858)        --         (858)
Amortization of DAC and VOBA......................     686          2        10       698         72          770
Interest expense on debt..........................      --         --        70        70        402          472
Other expenses....................................   1,829         36       123     1,988         --        1,988
                                                   -------    -------    ------   -------   --------    ---------
  Total expenses..................................   3,340      1,386       245     4,971        577        5,548
                                                   -------    -------    ------   -------   --------    ---------
Provision for income tax expense
 (benefit)........................................     165        139      (50)       254         49          303
                                                   -------    -------    ------   -------               ---------
Operating earnings................................ $   307    $   255    $   66       628
                                                   =======    =======    ======
Adjustments to:
  Total revenues...............................................................       717
  Total expenses...............................................................      (577)
  Provision for income tax (expense) benefit...................................       (49)
                                                                                  -------
Income (loss) from continuing operations, net of income tax...................... $   719               $     719
                                                                                  =======               =========

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2012     2011     2010
           -                              -------- -------- --------
                                                (In millions)
           Life insurance (1)............ $  4,026 $  4,285 $  3,160
           Accident and health insurance.        7        7        7
           Non-insurance.................       --       --       42
                                          -------- -------- --------
            Total........................ $  4,033 $  4,292 $  3,209
                                          ======== ======== ========

--------
(1)Includes annuities and corporate benefit funding products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2012, 2011and 2010.

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2012     2011     2010
                  -                -------- -------- --------
                                         (In millions)
                  U.S............. $  3,329 $  3,222 $  2,631
                  Foreign:
                   United Kingdom.      556      986      562
                   Other..........      148       84       16
                                   -------- -------- --------
                     Total........ $  4,033 $  4,292 $  3,209
                                   ======== ======== ========

3. Dispositions

Disposition

  During June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe Limited ("MetLife Europe") to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other. See Note 2 for a discussion of Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                                  Year Ended
                                                               December 31, 2012
                                                               -----------------
                                                                 (In millions)
Total revenues................................................   $          12
Total expenses................................................              --
                                                                 -------------
Income (loss) before provision for income tax.................              12
Provision for income tax expense (benefit)....................               4
                                                                 -------------
Income (loss) from discontinued operations, net of income tax.   $           8
                                                                 =============

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2011 and 2010.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                          -----------------------
                                             2012        2011
                                          ----------- -----------
                                               (In millions)
               Retail.................... $    37,644 $    37,916
               Corporate Benefit Funding.      23,766      22,417
               Corporate & Other.........       6,289      10,214
                                          ----------- -----------
                Total.................... $    67,699 $    70,547
                                          =========== ===========

  See Note 2 for information on the continued realignment of certain products and businesses among the Company's existing segments, as well as Corporate & Other, during the third quarter of 2012, which was retrospectively applied. See
Note 3 for information on the disposition of a subsidiary that had been reported in Corporate & Other. See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

      Product Type:                Measurement Assumptions:
      -------------------------------------------------------------------
      Participating life           Aggregate of net level premium
                                   reserves for death and endowment
                                   policy benefits (calculated based
                                   upon the non-forfeiture interest rate
                                   of 4%, and mortality rates guaranteed
                                   in calculating the cash surrender
                                   values described in such contracts).
      -------------------------------------------------------------------
      Non-participating life       Aggregate of the present value of
                                   expected future benefit payments and
                                   related expenses less the present
                                   value of expected future net
                                   premiums. Assumptions as to mortality
                                   and persistency are based upon the
                                   Company's experience when the basis
                                   of the liability is established.
                                   Interest rate assumptions for the
                                   aggregate future policy benefit
                                   liabilities range from 2% to 7%.
      -------------------------------------------------------------------
      Individual and group         Present value of expected future
      traditional fixed annuities  payments. Interest rate assumptions
      after annuitization          used in establishing such liabilities
                                   range from 4% to 8%.
      -------------------------------------------------------------------
      Non-medical health           The net level premium method and
      insurance                    assumptions as to future morbidity,
                                   withdrawals and interest, which
                                   provide a margin for adverse
                                   deviation. Interest rate assumptions
                                   used in establishing such liabilities
                                   range from 4% to 7%.
      -------------------------------------------------------------------
      Disabled lives               Present value of benefits method and
                                   experience assumptions as to claim
                                   terminations, expenses and interest.
                                   Interest rate assumptions used in
                                   establishing such liabilities range
                                   from 3% to 7%.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Participating business represented 2% and 1% of the Company's life insurance in-force at December 31, 2012 and 2011, respectively. Participating policies represented 24% and 10% of gross life insurance premiums for the years ended December 31, 2012 and 2011, respectively. Such policies are 90% reinsured.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                          Measurement Assumptions:
----------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon      Present value of expected death benefits in
          death even if the account value is       excess of the projected account balance
          reduced to zero.                         recognizing the excess ratably over the
                                                   accumulation period based on the present
                                                   value of total expected assessments.
       .  An enhanced death benefit may be
          available for an additional fee.       Assumptions are consistent with those used
                                                   for amortizing DAC, and are thus subject to
                                                   the same variability and risk.

                                                 Investment performance and volatility
                                                   assumptions are consistent with the historical
                                                   experience of the appropriate underlying
                                                   equity index, such as the S&P 500 Index.

                                                 Benefit assumptions are based on the average
                                                   benefits payable over a range of scenarios.
----------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time       Present value of expected income benefits in
          determined at the time of issuance       excess of the projected account balance at
          of the variable annuity contract,        any future date of annuitization and
          a minimum accumulation of purchase       recognizing the excess ratably over the
          payments, even if the account            accumulation period based on present value
          value is reduced to zero, that can       of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less         Assumptions are consistent with those used
          than a specified amount.                 for estimating GMDBs liabilities.
       .  Certain contracts also provide for
          a guaranteed lump sum return of        Calculation incorporates an assumption for
          purchase premium in lieu of the          the percentage of the potential annuitizations
          annuitization benefit.                   that may be elected by the contractholder.
------------------------------------------------
GMWBs  .  A return of purchase payment via       Expected value of the life contingent
          partial withdrawals, even if the         payments and expected assessments using
          account value is reduced to zero,        assumptions consistent with those used for
          provided that cumulative                 estimating the GMDBs liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.
----------------------------------------------------------------------------------------------------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:



                                                   Universal and Variable
                               Annuity Contracts       Life Contracts
                              -------------------- ----------------------


                                                         Secondary
                                GMDBs      GMIBs         Guarantees          Total
                              ---------  --------- ---------------------- -----------
                                                   (In millions)
Direct
Balance at January 1, 2010... $      57  $     215    $           295     $       567
Incurred guaranteed benefits.        52         66                601             719
Paid guaranteed benefits.....       (30)        --                 --             (30)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.        79        281                896           1,256
Incurred guaranteed benefits.        84        128                140             352
Paid guaranteed benefits.....       (25)        --                 --             (25)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.       138        409              1,036           1,583
Incurred guaranteed benefits.       108        404                332             844
Paid guaranteed benefits.....       (29)        --                 --             (29)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $     217  $     813    $         1,368     $     2,398
                              =========  =========    ===============     ===========

Ceded
Balance at January 1, 2010... $      56  $      74    $           142     $       272
Incurred guaranteed benefits.        38         23                515             576
Paid guaranteed benefits.....       (18)        --                 --             (18)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.        76         97                657             830
Incurred guaranteed benefits.        59         42                110             211
Paid guaranteed benefits.....       (21)        --                 --             (21)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.       114        139                767           1,020
Incurred guaranteed benefits.        56        129                267             452
Paid guaranteed benefits.....       (25)        --                 --             (25)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $     145  $     268    $         1,034     $     1,447
                              =========  =========    ===============     ===========

Net
Balance at January 1, 2010... $       1  $     141    $           153     $       295
Incurred guaranteed benefits.        14         43                 86             143
Paid guaranteed benefits.....       (12)        --                 --             (12)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.         3        184                239             426
Incurred guaranteed benefits.        25         86                 30             141
Paid guaranteed benefits.....        (4)        --                 --              (4)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.        24        270                269             563
Incurred guaranteed benefits.        52        275                 65             392
Paid guaranteed benefits.....        (4)        --                 --              (4)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $      72  $     545    $           334     $       951
                              =========  =========    ===============     ===========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2012       2011
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Equity.......... $   37,981 $   33,482
                     Balanced........     37,528     29,189
                     Bond............      4,678      4,132
                     Specialty.......      1,132      1,002
                     Money Market....        879      1,077
                                      ---------- ----------
                      Total.......... $   82,198 $   68,882
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

  Defined as the guaranteed minimum death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  At Annuitization

  Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that only allow annuitization of the guaranteed amount after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 6 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2012                            2011
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         -------------- -------------    -------------- -------------
                                                                  (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $    89,671    $    51,411      $    76,550    $    41,713
Separate account value..................  $    84,106    $    49,778      $    70,635    $    39,454
Net amount at risk......................  $     3,117    $     2,316 (2)  $     5,515    $     1,444 (2)
Average attained age of contractholders.     63 years       63 years         62 years       62 years

                                                        December 31,
                                                   -----------------------
                                                      2012        2011
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     5,812 $     5,177
     Net amount at risk........................... $    86,468 $    80,477
     Average attained age of policyholders........    58 years    58 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The Company had previously disclosed the NAR based on the excess of the benefit base over the contractholder's total contract account value on the balance sheet date. Such amounts were $5.3 billion and $6.6 billion at December 31, 2012 and 2011, respectively. The Company has provided, in the table above, the NAR as defined above. The Company believes that this definition is more representative of the potential economic exposures of these guarantees as the contractholders do not have access to this difference other than through annuitization.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2012, 2011 and 2010, the Company issued $10.3 billion, $12.5 billion and $19.1 billion, respectively, and repaid $9.6 billion, $13.4 billion and $18.6 billion, respectively, of such funding agreements. At December 31, 2012 and 2011, liabilities for funding agreements outstanding, which are included in PABs, were $6.1 billion and $5.4 billion, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  MetLife Insurance Company of Connecticut and MLI-USA, are members of the Federal Home Loan Bank ("FHLB"). Holdings of FHLB common stock by branch, included in equity securities, were as follows at:

                                           December 31,
                                        -------------------
                                          2012      2011
                                        --------- ---------
                                           (In millions)
                    FHLB of Boston..... $      67 $      70
                    FHLB of Pittsburgh. $      11       N/A

  The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows at:

                                Liability             Collateral
                            ----------------- ----------------------
                                            December 31,
                            ----------------------------------------
                              2012     2011       2012         2011
                            -------- -------- --------     ---------
                                           (In millions)
        FHLB of Boston (1). $    450 $    450 $    537 (2)  $    518 (2)
        Farmer Mac (3)..... $    200 $    200 $    230      $    230
        FHLB of Pittsburgh. $     --      N/A $    595 (2)       N/A

--------
(1)Represents funding agreements issued to the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a lien on certain assets, some of which are in the custody of the FHLB of Boston, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Boston as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Boston's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Boston.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                         -----------------------------
                                            2012       2011      2010
                                         ---------  ---------  -------
                                                 (In millions)
        Balance at January 1,........... $   1,079  $     978  $   805
         Less: Reinsurance recoverables.       980        878      706
                                         ---------  ---------  -------
        Net balance at January 1,.......        99        100       99
                                         ---------  ---------  -------
        Incurred related to:
         Current year...................         5          5       24
         Prior years....................        (2)         4      (12)
                                         ---------  ---------  -------
           Total incurred...............         3          9       12
                                         ---------  ---------  -------
        Paid related to:
         Current year...................        --         --       (1)
         Prior years....................       (10)       (10)     (10)
                                         ---------  ---------  -------
           Total paid...................       (10)       (10)     (11)
                                         ---------  ---------  -------
        Net balance at December 31,.....        92         99      100
         Add: Reinsurance recoverables..     1,124        980      878
                                         ---------  ---------  -------
        Balance at December 31,......... $   1,216  $   1,079  $   978
                                         =========  =========  =======

  During 2012, 2011 and 2010, claims and claim adjustment expenses associated with prior years decreased by $2 million, increased by $4 million, and decreased by $12 million, respectively, due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $85.9 billion and $72.4 billion at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

  Non-Participating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual historic and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

  Participating, Dividend Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

  Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding DAC and VOBA was as follows:

                                              Years Ended December 31,
                                         ----------------------------------
                                            2012        2011        2010
                                         ----------  ----------  ----------
                                                    (In millions)
   DAC
   Balance at January 1,................ $    3,182  $    2,705  $    2,458
   Capitalizations......................        872       1,342         858
   Amortization related to:
    Net investment gains (losses).......       (331)       (339)        (57)
    Other expenses......................       (419)       (474)       (399)
                                         ----------  ----------  ----------
      Total amortization................       (750)       (813)       (456)
                                         ----------  ----------  ----------
   Unrealized investment gains (losses).        (19)        (49)       (155)
   Disposition and other (1)............       (159)         (3)         --
                                         ----------  ----------  ----------
   Balance at December 31,..............      3,126       3,182       2,705
                                         ----------  ----------  ----------
   VOBA
   Balance at January 1,................      1,006       1,686       2,117
   Amortization related to:
    Net investment gains (losses).......         --         (29)        (17)
    Other expenses......................       (191)       (314)       (297)
                                         ----------  ----------  ----------
      Total amortization................       (191)       (343)       (314)
                                         ----------  ----------  ----------
   Unrealized investment gains (losses).       (148)       (337)       (117)
                                         ----------  ----------  ----------
   Balance at December 31,..............        667       1,006       1,686
                                         ----------  ----------  ----------
   Total DAC and VOBA
   Balance at December 31,.............. $    3,793  $    4,188  $    4,391
                                         ==========  ==========  ==========

--------

(1)See Note 3.

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                           ---------------------
                                              2012       2011
                                           ---------- ----------
                                               (In millions)
                Retail.................... $    3,785 $    4,047
                Corporate Benefit Funding.          8         13
                Corporate & Other (1).....         --        128
                                           ---------- ----------
                 Total                     $    3,793 $    4,188
                                           ========== ==========

--------
(1)See Note 3 for information on the disposition of a subsidiary that had been reported in Corporate and Other.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding other policy-related intangibles was as follows:

                                         Years Ended December 31,
                                       ----------------------------
                                         2012      2011      2010
                                       --------  --------  --------
                                               (In millions)
           Deferred Sales Inducements
           Balance at January 1,...... $    535  $    537  $    493
           Capitalization.............       21        79       100
           Amortization...............      (51)      (81)      (56)
                                       --------  --------  --------
           Balance at December 31,.... $    505  $    535  $    537
                                       ========  ========  ========
           VODA and VOCRA
           Balance at January 1,...... $    190  $    203  $    215
           Amortization...............      (15)      (13)      (12)
                                       --------  --------  --------
           Balance at December 31,.... $    175  $    190  $    203
                                       ========  ========  ========
           Accumulated amortization... $     65  $     50  $     37
                                       ========  ========  ========

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA     VODA and VOCRA
                             ------------ --------------
                                    (In millions)
                       2013. $        199 $          16
                       2014. $        163 $          17
                       2015. $        132 $          17
                       2016. $        108 $          15
                       2017. $         89 $          14

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

  Retail

  The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees issued in connection with most of its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2006 to

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates.

  Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

  Corporate & Other

  The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.2 billion and $2.5 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  At December 31, 2012, the Company had $7.2 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 90%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2011, the Company had $7.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 92%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.9 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                               ----------------------------------
                                                                  2012        2011        2010
                                                               ----------  ----------  ----------
                                                                          (In millions)
Premiums:
Direct premiums............................................... $    2,063  $    2,429  $    1,559
Reinsurance assumed...........................................         11           7          13
Reinsurance ceded.............................................       (813)       (608)       (505)
                                                               ----------  ----------  ----------
 Net premiums................................................. $    1,261  $    1,828  $    1,067
                                                               ==========  ==========  ==========
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees. $    2,972  $    2,572  $    2,104
Reinsurance assumed...........................................         87          92         120
Reinsurance ceded.............................................       (798)       (708)       (585)
                                                               ----------  ----------  ----------
 Net universal life and investment-type product policy fees... $    2,261  $    1,956  $    1,639
                                                               ==========  ==========  ==========
Other revenues:
Direct other revenues......................................... $      231  $      209  $      200
Reinsurance assumed...........................................         --          --          --
Reinsurance ceded.............................................        280         299         303
                                                               ----------  ----------  ----------
 Net other revenues........................................... $      511  $      508  $      503
                                                               ==========  ==========  ==========
Policyholder benefits and claims:
Direct policyholder benefits and claims....................... $    4,145  $    4,277  $    3,708
Reinsurance assumed...........................................         23          20          31
Reinsurance ceded.............................................     (1,773)     (1,637)     (1,834)
                                                               ----------  ----------  ----------
 Net policyholder benefits and claims......................... $    2,395  $    2,660  $    1,905
                                                               ==========  ==========  ==========
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances..... $    1,185  $    1,206  $    1,265
Reinsurance assumed...........................................         71          68          64
Reinsurance ceded.............................................       (109)        (85)        (58)
                                                               ----------  ----------  ----------
 Net interest credited to policyholder account balances....... $    1,147  $    1,189  $    1,271
                                                               ==========  ==========  ==========
Other expenses:
Direct other expenses......................................... $    2,417  $    2,715  $    2,158
Reinsurance assumed...........................................         33          48          92
Reinsurance ceded.............................................        125         152         122
                                                               ----------  ----------  ----------
 Net other expenses........................................... $    2,575  $    2,915  $    2,372
                                                               ==========  ==========  ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                               December 31,
                                                ---------------------------------------------------------------------------
                                                                2012                                  2011
                                                ------------------------------------- -------------------------------------
                                                                              Total                                 Total
                                                                             Balance                               Balance
                                                 Direct  Assumed    Ceded     Sheet    Direct  Assumed    Ceded     Sheet
                                                -------- -------- --------- --------- -------- -------- --------- ---------
                                                                               (In millions)
Assets:
Premiums, reinsurance and other receivables.... $    612 $     35 $  21,496 $  22,143 $    686 $     34 $  19,503 $  20,223
Deferred policy acquisition costs and value of
 business acquired.............................    4,311      121     (639)     3,793    4,635      134     (581)     4,188
                                                -------- -------- --------- --------- -------- -------- --------- ---------
  Total assets................................. $  4,923 $    156 $  20,857 $  25,936 $  5,321 $    168 $  18,922 $  24,411
                                                ======== ======== ========= ========= ======== ======== ========= =========
Liabilities:
Other policy-related balances.................. $    691 $  1,592 $     855 $   3,138 $    677 $  1,515 $     797 $   2,989
Other liabilities..............................    1,396       11     5,140     6,547    1,230       12     4,142     5,384
                                                -------- -------- --------- --------- -------- -------- --------- ---------
  Total liabilities............................ $  2,087 $  1,603 $   5,995 $   9,685 $  1,907 $  1,527 $   4,939 $   8,373
                                                ======== ======== ========= ========= ======== ======== ========= =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.7 billion at both December 31, 2012 and 2011. There were no deposit liabilities on reinsurance at both December 31, 2012 and 2011.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company, MetLife Investors Insurance Company, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                               2012      2011      2010
                                                             --------  --------  --------
                                                                     (In millions)
Premiums:
Reinsurance assumed......................................... $     11  $      7  $     13
Reinsurance ceded...........................................     (478)     (286)     (191)
                                                             --------  --------  --------
 Net premiums............................................... $   (467) $   (279) $   (178)
                                                             ========  ========  ========
Universal life and investment-type product policy fees:
Reinsurance assumed......................................... $     87  $     92  $    120
Reinsurance ceded...........................................     (444)     (400)     (308)
                                                             --------  --------  --------
 Net universal life and investment-type product policy fees. $   (357) $   (308) $   (188)
                                                             ========  ========  ========
Other revenues:
Reinsurance assumed......................................... $     --  $     --  $     --
Reinsurance ceded...........................................      280       299       303
                                                             --------  --------  --------
 Net other revenues......................................... $    280  $    299  $    303
                                                             ========  ========  ========
Policyholder benefits and claims:
Reinsurance assumed......................................... $     21  $     18  $     29
Reinsurance ceded...........................................     (780)     (484)     (343)
                                                             --------  --------  --------
 Net policyholder benefits and claims....................... $   (759) $   (466) $   (314)
                                                             ========  ========  ========
Interest credited to policyholder account balances:
Reinsurance assumed......................................... $     71  $     68  $     64
Reinsurance ceded...........................................     (109)      (84)      (59)
                                                             --------  --------  --------
 Net interest credited to policyholder account balances..... $    (38) $    (16) $      5
                                                             ========  ========  ========
Other expenses:
Reinsurance assumed......................................... $     33  $     48  $     93
Reinsurance ceded...........................................      157       204       153
                                                             --------  --------  --------
 Net other expenses......................................... $    190  $    252  $    246
                                                             ========  ========  ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                         December 31,
                                                         --------------------------------------------
                                                                  2012                   2011
                                                         ---------------------  ---------------------
                                                          Assumed      Ceded     Assumed      Ceded
                                                         ---------- ----------  ---------- ----------
                                                                         (In millions)
Assets:
Premiums, reinsurance and other receivables............. $       35 $   14,171  $       34 $   12,345
Deferred policy acquisition costs and value of business
  acquired..............................................        121       (642)        134       (585)
                                                         ---------- ----------  ---------- ----------
 Total assets........................................... $      156 $   13,529  $      168 $   11,760
                                                         ========== ==========  ========== ==========
Liabilities:
Other policy-related balances........................... $    1,592 $      855  $    1,515 $      758
Other liabilities.......................................         10      4,894          10      3,903
                                                         ---------- ----------  ---------- ----------
 Total liabilities...................................... $    1,602 $    5,749  $    1,525 $    4,661
                                                         ========== ==========  ========== ==========

  Effective October 1, 2012, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by MLI-USA. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $407 million, and the funds withheld liability and other reinsurance payables, included in other liabilities, were $438 million at December 31, 2012. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $6 million at December 31, 2012. For the year ended December 31, 2012, the Company's consolidated statement of operations reflected a loss for this agreement of $37 million, which included a decrease in net derivative gains (losses) of $6 million related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $3.6 billion and $2.8 billion at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were $524 million, $1.6 billion, and ($2) million for the years ended December 31, 2012, 2011 and 2010, respectively.

  MLI-USA ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $546 million and $416 million at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($130) million, ($411) million and ($17) million for the years ended December 31, 2012, 2011 and 2010, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.1 billion and $4.8 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.6 billion at both December 31, 2012 and 2011. There were no deposit liabilities on affiliated reinsurance at both December 31, 2012 and 2011.

7. Investments

See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the fixed maturity and equity securities AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, CMBS and ABS.

                                          December 31, 2012                             December 31, 2011
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                              Gross Unrealized
                             Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                            Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                              Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                            --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate............. $  16,914 $  2,063  $   82   $  --  $  18,895 $  16,018 $  1,550  $  229   $   -- $  17,339
Foreign corporate..........     8,618      853      26      --      9,445     7,958      649     114       --     8,493
U.S. Treasury and
 agency....................     7,678    1,186      --      --      8,864     6,832    1,217       1       --     8,048
RMBS.......................     5,492      360      50      64      5,738     6,478      330     189      125     6,494
CMBS.......................     2,221      141       6      --      2,356     2,128      115      16       --     2,227
State and political
 subdivision...............     2,002      354      27      --      2,329     1,891      222      58       --     2,055
ABS........................     2,204       67      18      --      2,253     1,875       45      42       --     1,878
Foreign government.........       876      214       2      --      1,088     1,035      215       3       --     1,247
                            --------- --------  ------   -----  --------- --------- --------  ------   ------ ---------
 Total fixed maturity
 securities................ $  46,005 $  5,238  $  211   $  64  $  50,968 $  44,215 $  4,343  $  652   $  125 $  47,781
                            ========= ========  ======   =====  ========= ========= ========  ======   ====== =========
Equity Securities:
Common..................... $     160 $     18  $    1   $  --  $     177 $     148 $     11  $   13   $   -- $     146
Non-redeemable
 preferred.................       151       11      22      --        140       147        3      44       --       106
                            --------- --------  ------   -----  --------- --------- --------  ------   ------ ---------
 Total equity securities... $     311 $     29  $   23   $  --  $     317 $     295 $     14  $   57   $   -- $     252
                            ========= ========  ======   =====  ========= ========= ========  ======   ====== =========

  The Company held non-income producing fixed maturity securities with an estimated fair value of $22 million and $5 million with unrealized gains (losses) of $3 million and ($2) million at December 31, 2012 and 2011, respectively.

  Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                           December 31,
                                            -------------------------------------------
                                                    2012                  2011
                                            --------------------- ---------------------
                                                       Estimated             Estimated
                                            Amortized    Fair     Amortized    Fair
                                              Cost       Value      Cost       Value
                                            ---------- ---------- ---------- ----------
                                                           (In millions)
Due in one year or less.................... $    4,831 $    4,875 $    2,946 $    2,970
Due after one year through five years......      8,646      9,192      8,648      9,022
Due after five years through ten years.....      7,967      8,960      7,905      8,606
Due after ten years........................     14,644     17,594     14,235     16,584
                                            ---------- ---------- ---------- ----------
 Subtotal..................................     36,088     40,621     33,734     37,182
Structured securities (RMBS, CMBS and ABS).      9,917     10,347     10,481     10,599
                                            ---------- ---------- ---------- ----------
 Total fixed maturity securities........... $   46,005 $   50,968 $   44,215 $   47,781
                                            ========== ========== ========== ==========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                           December 31, 2012                         December 31, 2011
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate................ $    784   $    16   $    621    $   66   $  1,699   $     71  $    786   $    158
Foreign corporate.............      494         8        203        18      1,213         68       162         46
U.S. Treasury and agency......      200        --         --        --        118         --        20          1
RMBS..........................       62         6        781       108        784        114       972        200
CMBS..........................       59         1        101         5        152          4       111         12
State and political
  subdivision.................       44         2         55        25          6         --       367         58
ABS...........................      208         1        266        17        803         12       261         30
Foreign government............      116         2         --        --         70          3         4         --
                               --------   -------   --------    ------   --------   --------  --------   --------
 Total fixed maturity
   securities................. $  1,967   $    36   $  2,027    $  239   $  4,845   $    272  $  2,683   $    505
                               ========   =======   ========    ======   ========   ========  ========   ========
Equity Securities:
Common........................ $     10   $     1   $      7    $   --   $     35   $     13  $     --   $     --
Non-redeemable preferred......       --        --         50        22         32         16        59         28
                               --------   -------   --------    ------   --------   --------  --------   --------
 Total equity securities...... $     10   $     1   $     57    $   22   $     67   $     29  $     59   $     28
                               ========   =======   ========    ======   ========   ========  ========   ========
Total number of securities in
  an unrealized loss
  position....................      327                  420                  808                  479
                               ========             ========             ========             ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
  (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

     When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities in an unrealized loss position decreased $502 million during the year ended December 31, 2012 from $777 million to $275 million. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

    At December 31, 2012, $117 million of the total $275 million of gross unrealized losses were from 34 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $117 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $79 million, or 68%, are related to gross unrealized losses on 17 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads or rising interest rates since purchase.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Below Investment Grade Fixed Maturity Securities

    Of the $117 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $38 million, or 32%, are related to gross unrealized losses on 17 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans), U.S and foreign corporate securities (primarily financial services and transportation industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Equity securities in an unrealized loss position decreased $34 million during the year ended December 31, 2012 from $57 million to $23 million. Of the $23 million, $19 million were from four equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, of which 74% were financial services industry investment grade non-redeemable preferred stock, of which 64% were rated A, AA, or AAA.

 FVO Securities

    See Note 9 for tables that present the two categories of securities that comprise FVO securities. See "-- Net Investment Income" and "-- Net Investment Gains (Losses)" for the net investment income recognized on FVO securities and the related changes in estimated fair value subsequent to purchase included in net investment income and net investment gains (losses) for securities still held as of the end of the respective years, as applicable.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                        December 31,
                                        --------------------------------------------
                                                 2012                   2011
                                        ---------------------  ---------------------
                                          Carrying     % of      Carrying     % of
                                            Value      Total       Value      Total
                                        ------------- -------  ------------- -------
                                        (In millions)          (In millions)
Mortgage loans:
 Commercial............................   $  5,266       57.5%   $  5,390       55.0%
 Agricultural..........................      1,260       13.8       1,333       13.6
                                          --------    -------    --------    -------
   Subtotal (1)........................      6,526       71.3       6,723       68.6
 Valuation allowances..................        (35)      (0.4)        (61)      (0.6)
                                          --------    -------    --------    -------
   Subtotal mortgage loans, net........      6,491       70.9       6,662       68.0
Commercial mortgage loans held by CSEs.      2,666       29.1       3,138       32.0
                                          --------    -------    --------    -------
     Total mortgage loans, net.........   $  9,157      100.0%   $  9,800      100.0%
                                          ========    =======    ========    =======

--------
(1)Purchases of mortgage loans were $27 million for the year ended December 31, 2012. The Company did not purchase any mortgage loans during the year ended December 31, 2011.

  See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

  See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

  Mortgage Loans and Valuation Allowance by Portfolio Segment

  The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows:

                                                                     December 31,
                                           -----------------------------------------------------------------
                                                         2012                             2011
-                                          -------------------------------- --------------------------------
                                           Commercial Agricultural  Total   Commercial Agricultural  Total
                                           ---------- ------------ -------- ---------- ------------ --------
                                                                     (In millions)
Mortgage loans:
  Evaluated individually for credit
   losses.................................  $     76    $     --   $     76  $     23    $     --   $     23
  Evaluated collectively for credit
   losses.................................     5,190       1,260      6,450     5,367       1,333      6,700
                                            --------    --------   --------  --------    --------   --------
    Total mortgage loans..................     5,266       1,260      6,526     5,390       1,333      6,723
                                            --------    --------   --------  --------    --------   --------
Valuation allowances:
  Specific credit losses..................        11          --         11        15          --         15
  Non-specifically identified credit
   losses.................................        21           3         24        43           3         46
                                            --------    --------   --------  --------    --------   --------
    Total valuation allowances............        32           3         35        58           3         61
                                            --------    --------   --------  --------    --------   --------
     Mortgage loans, net of valuation
      allowance...........................  $  5,234    $  1,257   $  6,491  $  5,332    $  1,330   $  6,662
                                            ========    ========   ========  ========    ========   ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural  Total
                                        ---------- ------------ -------
                                                 (In millions)
        Balance at January 1, 2010.....  $    74      $    3    $    77
        Provision (release)............       16          --         16
        Charge-offs, net of recoveries.       (6)         --         (6)
                                         -------      ------    -------
        Balance at December 31, 2010...       84           3         87
        Provision (release)............      (26)         --        (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2011...       58           3         61
        Provision (release)............      (26)         --        (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2012...  $    32      $    3    $    35
                                         =======      ======    =======

   Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for both loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit Quality of Commercial Mortgage Loans

  Information about the credit quality of commercial mortgage loans is presented below at:

                                     Recorded Investment
                       ----------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------            % of      Estimated     % of
                       > 1.20x  1.00x -1.20x < 1.00x  Total     Total    Fair Value     Total
-                      -------- ------------ ------- -------- -------   ------------- -------
                                   (In millions)                        (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  3,888    $  106    $   89  $  4,083    77.5 %   $  4,459       78.5 %
65% to 75%............      626        32        27       685    13.0          711       12.5
76% to 80%............      343         8        57       408     7.8          428        7.6
Greater than 80%......       39        28        23        90     1.7           81        1.4
                       --------    ------    ------  -------- -------     --------    -------
 Total                 $  4,896    $  174    $  196  $  5,266   100.0 %   $  5,679      100.0 %
                       ========    ======    ======  ======== =======     ========    =======
December 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  3,324    $  135    $  210  $  3,669    68.1 %   $  3,888       69.9 %
65% to 75%............      719        54        52       825    15.3          852       15.3
76% to 80%............      199        --        26       225     4.2          221        4.0
Greater than 80%......      452       181        38       671    12.4          602       10.8
                       --------    ------    ------  -------- -------     --------    -------
 Total                 $  4,694    $  370    $  326  $  5,390   100.0 %   $  5,563      100.0 %
                       ========    ======    ======  ======== =======     ========    =======

  Credit Quality of Agricultural Mortgage Loans

  Information about the credit quality of agricultural mortgage loans is presented below at:

                                             December 31,
                             -------------------------------------------
                                      2012                   2011
                             --------------------   --------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- ------   ------------- ------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,184      94.0 %   $  1,129      84.7 %
      65% to 75%............         76       6.0          142      10.7
      76% to 80%............         --        --           62       4.6
                               --------    ------     --------    ------
       Total................   $  1,260     100.0 %   $  1,333     100.0 %
                               ========    ======     ========    ======

  The estimated fair value of agricultural mortgage loans was $1.3 billion and $1.4 billion at December 31, 2012 and 2011, respectively.

  Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at December 31, 2012 and 99% classified as performing at December 31, 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no loans in non-accrual status at both December 31, 2012 and December 31, 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Impaired Mortgage Loans

  Information regarding impaired mortgage loans including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the periods ended:

                                                          Loans without
                  Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
              ---------------------------------------- --------------------  --------------------------------------
               Unpaid                                   Unpaid                Unpaid             Average
              Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
               Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
              --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                         (In millions)
December 31,
  2012:
Commercial...   $  76     $  76      $  11      $ 65     $  --      $  --      $  76    $  65     $  67      $  2
Agricultural.      --        --         --        --        --         --         --       --        --        --
                -----     -----      -----      ----     -----      -----      -----    -----     -----      ----
 Total          $  76     $  76      $  11      $ 65     $  --      $  --      $  76    $  65     $  67      $  2
                =====     =====      =====      ====     =====      =====      =====    =====     =====      ====
December 31,
  2011:
Commercial...   $  23     $  23      $  15      $  8     $  15      $  15      $  38    $  23     $  29      $  2
Agricultural.      --        --         --        --        --         --         --       --         4        --
                -----     -----      -----      ----     -----      -----      -----    -----     -----      ----
 Total          $  23     $  23      $  15      $  8     $  15      $  15      $  38    $  23     $  33      $  2
                =====     =====      =====      ====     =====      =====      =====    =====     =====      ====

  Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial and agricultural mortgage loans was $45 million and $13 million, respectively, for the year ended December 31, 2010; and interest income recognized for commercial and agricultural mortgage loans was $2 million and $0, respectively, for the year ended December 31, 2010.

  Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  The Company had one commercial mortgage loan modified during the year ended December 31, 2012 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $53 million pre-modification and $48 million post-modification. The Company had one commercial mortgage loan modified during the year ended December 31, 2011 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $15 million pre-modification and $15 million post-modification. There were no agricultural mortgage loans modified as a troubled debt restructuring during the years ended December 31, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  There were no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2012 and 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 8), loans to affiliates (see "-- Related Party Investment Transactions) and leveraged leases.

 Leveraged Leases

  Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  December 31,
                                                ----------------
                                                  2012     2011
                                                -------  -------
                                                  (In millions)
               Rental receivables, net......... $    92  $    92
               Estimated residual values.......      14       14
                                                -------  -------
                Subtotal.......................     106      106
               Unearned income.................     (37)     (42)
                                                -------  -------
                Investment in leveraged leases. $    69  $    64
                                                =======  =======

  Rental receivables are generally due in periodic installments. The payment periods range from three to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. At December 31, 2012 and 2011, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $53 million and $35 million at December 31, 2012 and 2011, respectively.

  The components of income from investment in leveraged leases, excluding net investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                        ---------------------------------
                                                                           2012        2011        2010
                                                                        ---------  ------------- --------
                                                                                   (In millions)
Income from investment in leveraged leases............................. $       5    $       8   $     --
Less: Income tax expense on leveraged leases...........................        (2)          (3)        --
                                                                        ---------    ---------   --------
Investment income after income tax from investment in leveraged leases. $       3    $       5   $     --
                                                                        =========    =========   ========

 Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $654 million and $583 million at December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                               Years Ended December 31,
                                                                           --------------------------------
                                                                              2012        2011        2010
                                                                           ---------  ------------- -------
                                                                                      (In millions)
Fixed maturity securities................................................. $   5,019    $   3,690   $   878
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................       (64)        (125)      (86)
                                                                           ---------    ---------   -------
   Total fixed maturity securities........................................     4,955        3,565       792
Equity securities.........................................................        12          (41)      (21)
Derivatives...............................................................       243          239      (109)
Short-term investments....................................................        (2)          (2)       (2)
Other.....................................................................       (17)          (5)       (3)
                                                                           ---------    ---------   -------
   Subtotal...............................................................     5,191        3,756       657
                                                                           ---------    ---------   -------
Amounts allocated from:
 Insurance liability loss recognition.....................................      (739)        (325)      (33)
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)..........................         4            9         5
 DAC and VOBA.............................................................      (671)        (509)     (119)
                                                                           ---------    ---------   -------
   Subtotal...............................................................    (1,406)        (825)     (147)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............        22           42        30
Deferred income tax benefit (expense).....................................    (1,358)      (1,063)     (198)
                                                                           ---------    ---------   -------
Net unrealized investment gains (losses).................................. $   2,449    $   1,910   $   342
                                                                           =========    =========   =======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                          2012         2011
                                                        ---------   ---------
                                                           (In millions)

    Balance, January 1,............................... $    (125)   $     (86)
    Noncredit OTTI losses recognized (1)..............        (3)           5
    Securities sold with previous noncredit OTTI loss.        35           26
    Subsequent changes in estimated fair value........        29          (70)
                                                        ---------   ---------
    Balance, December 31,............................. $     (64)   $    (125)
                                                        =========   =========

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $5 million and $8 million for the years ended December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                          -------------------------
                                                                            2012     2011     2010
                                                                          -------  -------  -------
                                                                                (In millions)

Balance, beginning of period............................................. $ 1,910  $   342  $  (680)
Cumulative effect of change in accounting principles, net of income tax..      --       --       34
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.............................................................      61      (39)      39
Unrealized investment gains (losses) during the year.....................   1,374    3,138    1,778
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition.............................    (414)    (292)     (33)
 DAC and VOBA related to noncredit OTTI losses recognized in accumulated
   other comprehensive income (loss).....................................      (5)       4       (7)
 DAC and VOBA............................................................    (162)    (390)    (265)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)............     (20)      12      (11)
Deferred income tax benefit (expense)....................................    (295)    (865)    (513)
                                                                          -------  -------  -------
Balance, end of period................................................... $ 2,449  $ 1,910  $   342
                                                                          =======  =======  =======
Change in net unrealized investment gains (losses)....................... $   539  $ 1,568  $ 1,022
                                                                          =======  =======  =======

 Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholders' equity, other than the U.S. government and its agencies, at December 31, 2012 and 2011.

 Securities Lending

  As described in Note 1, the Company participates in a securities lending program. Elements of the securities lending program are presented below at:

                                                             December 31,
                                                           -----------------
                                                             2012     2011
                                                           -------- --------
                                                             (In millions)
   Securities on loan: (1)
    Amortized cost........................................ $  6,154 $  5,307
    Estimated fair value.................................. $  7,339 $  6,451
   Cash collateral on deposit from counterparties (2)..... $  7,502 $  6,456
   Security collateral on deposit from counterparties (3). $     51 $    137
   Reinvestment portfolio -- estimated fair value......... $  7,533 $  6,295

--------
(1)Included within fixed maturity securities, equity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities and at carrying value for mortgage loans.

                                                                December 31,
                                                              -----------------
                                                                2012     2011
                                                              -------- --------
                                                                (In millions)

 Invested assets on deposit (regulatory deposits)............ $     58 $     51
 Invested assets pledged as collateral (1)...................    1,569      897
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $  1,627 $    948
                                                              ======== ========

--------

(1)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see
   Note 8).

 Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                       -----------------
                                                         2012     2011
                                                       -------- --------
                                                         (In millions)

       Outstanding principal and interest balance (1). $    560 $    560
       Carrying value (2)............................. $    459 $    418

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                             December 31,
                                                             -------------
                                                             2012   2011
                                                             -----  -----
                                                             (In millions)

       Contractually required payments (including interest). $ 172  $ 882
       Cash flows expected to be collected (1).............. $  88  $ 761
       Fair value of investments acquired................... $  55  $ 449

--------

(1)Represents undiscounted principal and interest cash flow expectations at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                            December 31,
                                                            ------------
                                                             2012   2011
                                                            -----  -----
                                                            (In millions)

       Accretable yield, January 1,........................ $ 320  $   5
       Investments purchased...............................    33    312
       Accretion recognized in earnings....................   (18)    (9)
       Disposals...........................................    (4)    --
       Reclassification (to) from nonaccretable difference.   (22)    12
                                                            -----  -----
       Accretable yield, December 31,...................... $ 309  $ 320
                                                            =====  =====

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2012. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $870 million at December 31, 2012. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended December 31, 2012, 2011 and 2010. Aggregate total assets of these entities totaled $178.3 billion and $173.1 billion at December 31, 2012 and 2011, respectively. Aggregate total liabilities of these entities totaled $12.4 billion and $13.7 billion at December 31, 2012 and 2011, respectively. Aggregate net income (loss) of these entities totaled $13.1 billion, $7.1 billion and $14.0 billion for the years ended

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

December 31, 2012, 2011 and 2010, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                                   December 31,
                                                                 -----------------
                                                                   2012     2011
                                                                 -------- --------
                                                                   (In millions)
CSEs: (1)
Assets:
 Mortgage loans held-for-investment (commercial mortgage loans). $  2,666 $  3,138
 Accrued investment income......................................       13       14
                                                                 -------- --------
   Total assets................................................. $  2,679 $  3,152
                                                                 ======== ========
Liabilities:
 Long-term debt................................................. $  2,559 $  3,065
 Other liabilities..............................................       13       14
                                                                 -------- --------
   Total liabilities............................................ $  2,572 $  3,079
                                                                 ======== ========

--------
(1)The Company consolidates former QSPEs that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   remaining investment in the former QSPEs of $92 million and $59 million at estimated fair value at December 31, 2012 and 2011, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $163 million, $322 million and $402 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                 December 31,
                                                 ---------------------------------------------
                                                          2012                   2011
                                                 ---------------------- ----------------------
                                                             Maximum                Maximum
                                                 Carrying   Exposure    Carrying   Exposure
                                                   Amount   to Loss (1)   Amount   to Loss (1)
                                                 -------- ------------- -------- -------------
                                                                 (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $ 10,347   $ 10,347    $ 10,599   $ 10,599
 U.S. and foreign corporate.....................      651        651         658        658
Other limited partnership interests.............    1,408      1,930       1,302      1,982
Real estate joint ventures......................       71         74          22         26
                                                 --------   --------    --------   --------
 Total.......................................... $ 12,477   $ 13,002    $ 12,581   $ 13,265
                                                 ========   ========    ========   ========

--------
(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 15, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Net Investment Income

   The components of net investment income were as follows:

                                                                                 Years Ended December 31,
                                                                                ----------------------------------
                                                                                  2012        2011        2010
                                                                                 -------     -------     -------
                                                                                      (In millions)
Investment income:
Fixed maturity securities...................................................... $ 2,143     $ 2,147     $ 2,120
Equity securities..............................................................       9          10          16
FVO securities -- FVO general account securities (1)...........................       2           1          --
Mortgage loans.................................................................     357         347         301
Policy loans...................................................................      59          63          67
Real estate and real estate joint ventures.....................................      83          24         (24)
Other limited partnership interests............................................     167         176         190
Cash, cash equivalents and short-term investments..............................       5           5           9
International joint ventures...................................................      (2)         (5)        (10)
Other..........................................................................      (4)          3           3
                                                                                 -------     -------     -------
   Subtotal..................................................................     2,819       2,771       2,672
 Less: Investment expenses....................................................      101         100          97
                                                                                 -------     -------     -------
   Subtotal, net.............................................................     2,718       2,671       2,575
                                                                                 -------     -------     -------
FVO securities -- FVO contractholder-directed unit-linked investments (1)......      62          71         167
FVO CSEs -- interest income:
 Commercial mortgage loans....................................................      172         332         411
                                                                                 -------     -------     -------
   Subtotal..................................................................       234         403         578
                                                                                 -------     -------     -------
   Net investment income.....................................................   $ 2,952     $ 3,074     $ 3,153
                                                                                 =======     =======     =======
--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

                                                                                 Years Ended December 31,
                                                                                ----------------------------------
                                                                                  2012        2011        2010
                                                                                 -------     -------     -------
                                                                                      (In millions)
   FVO general account securities.............................................. $    --     $     2     $    --
   FVO contractholder-directed unit-linked investments......................... $    --     $   (11)    $   121

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                           -----------------------
                                                                             2012     2011    2010
                                                                           ------   ------  ------
                                                                               (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation....................................................... $  (16)  $  --   $  --
     Finance..............................................................     (7)     (9)     (7)
     Utility..............................................................     (3)     --      (2)
     Communications.......................................................     (2)    (11)     (4)
     Industrial...........................................................     (1)     (2)     --
     Consumer.............................................................     --      --     (10)
                                                                           ------   -----   -----
       Total U.S. and foreign corporate securities........................    (29)    (22)    (23)
     RMBS.................................................................    (20)    (17)    (18)
     ABS..................................................................     --      (5)     (1)
     CMBS.................................................................     --      (3)     (8)
                                                                           ------   -----   -----
 OTTI losses on fixed maturity securities recognized in earnings..........    (49)    (47)    (50)
 Fixed maturity securities -- net gains (losses) on sales and disposals...    145      81     123
                                                                           ------   -----   -----
   Total gains (losses) on fixed maturity securities......................     96      34      73
                                                                           ------   -----   -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common.................................................................     (9)     (2)     (2)
   Non-redeemable preferred...............................................     --      (6)     --
                                                                           ------   -----   -----
 OTTI losses on equity securities recognized in earnings..................     (9)     (8)     (2)
 Equity securities -- net gains (losses) on sales and disposals...........      5     (13)     30
                                                                           ------   -----   -----
   Total gains (losses) on equity securities..............................     (4)    (21)     28
                                                                           ------   -----   -----
 FVO securities -- FVO general account securities -- changes in estimated
   fair value subsequent to consolidation.................................      1      --      --
 Mortgage loans...........................................................     27      26     (18)
 Real estate and real estate joint ventures...............................     (3)     (1)    (21)
 Other limited partnership interests......................................     (2)     (5)    (13)
 Other investment portfolio gains (losses)................................      3      (9)     10
                                                                           ------   -----   -----
     Subtotal -- investment portfolio gains (losses)......................    118      24      59
                                                                           ------   -----   -----
FVO CSEs -- changes in estimated fair value subsequent to consolidation:
   Commercial mortgage loans..............................................      7     (84)    758
   Long-term debt -- related to commercial mortgage loans.................     27      93    (734)
Non-investment portfolio gains (losses)...................................     --       2      67
                                                                           ------   -----   -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)........     34      11      91
                                                                           ------   -----   -----
       Total net investment gains (losses)................................ $  152   $  35   $ 150
                                                                           ======   =====   =====

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were $2 million, $(7) million and $78 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                             Years Ended December 31,
                                   ----------------------------------------------------------------------------
                                     2012     2011      2010     2012  2011   2010    2012     2011      2010
                                   -------  --------  --------  ----- -----  -----  -------  --------  --------
                                    Fixed Maturity Securities    Equity Securities             Total
                                   ---------------------------  ------------------  ---------------------------
                                                                   (In millions)
Proceeds.......................... $ 6,690  $ 11,634  $ 12,434  $ 39  $ 190  $ 109  $ 6,729  $ 11,824  $ 12,543
                                   =======  ========  ========  ====  =====  =====  =======  ========  ========
Gross investment gains............ $   186  $    182  $    244  $  9  $   9  $  31  $   195  $    191  $    275
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
Gross investment losses...........     (41)     (101)     (121)   (4)   (22)    (1)     (45)     (123)     (122)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
Total OTTI losses recognized in
 earnings:
  Credit-related..................     (42)      (38)      (47)   --     --     --      (42)      (38)      (47)
  Other (1).......................      (7)       (9)       (3)   (9)    (8)    (2)     (16)      (17)       (5)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
   Total OTTI losses recognized
    in earnings...................     (49)      (47)      (50)   (9)    (8)    (2)     (58)      (55)      (52)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
    Net investment gains
     (losses)..................... $    96  $     34  $     73  $ (4) $ (21) $  28  $    92  $     13  $    101
                                   =======  ========  ========  ====  =====  =====  =======  ========  ========

--------
(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                   Years Ended December 31,
                                                                                  ------------------------
                                                                                    2012         2011
                                                                                   --------     --------
                                                                                     (In millions)
Balance, at January 1,........................................................... $     55     $     63
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired......................................................................        6            6
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired......................................................................       15           17
 Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI.......................................      (17)          (7)
 Securities impaired to net present value of expected future cash flows..........       --          (22)
 Increases in cash flows -- accretion of previous credit loss OTTI...............       --           (2)
                                                                                   --------     --------
Balance, at December 31,......................................................... $     59     $     55
                                                                                   ========     ========

  Related Party Investment Transactions

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                     2012    2011     2010
                                                                      -----   -----   ------
                                                                       (In millions)
Estimated fair value of invested assets transferred to affiliates... $  --   $  --   $  582
Amortized cost of invested assets transferred to affiliates......... $  --   $  --   $  533
Net investment gains (losses) recognized on transfers............... $  --   $  --   $   49
Estimated fair value of invested assets transferred from affiliates. $  --   $  33   $   46

  The Company loaned $310 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans. The carrying value of these loans was $306 million and $307 million at December 31, 2012, and 2011, respectively. A loan of $110 million bears interest at one-month London Inter-Bank Offered Rate ("LIBOR") + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan of $140 million bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. The remaining $60 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $17 million for the year ended December 31, 2012 and $14 million for both the years ended December 31, 2011 and 2010.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $430 million at both December 31, 2012 and 2011. At December 31, 2011, the loans were outstanding with Exeter, an

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans of $305 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these loans was $25 million and $8 million for the years ended December 31, 2012 and 2011, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million, $67 million and $56 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company also had additional affiliated net investment income of less than $1 million for both years ended December 31, 2012 and 2011 and ($2) million for the year ended December 31, 2010.

8. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps. The Company utilizes inflation swaps in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

  To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

  Credit derivatives primarily include credit default swaps that are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit default swaps are also used to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities.

 Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps and exchange-traded equity futures.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

  To a lesser extent, the Company also uses total rate of return swaps ("TRRs") to hedge its equity market guarantees in certain of its insurance products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                  December 31,
                                                           -----------------------------------------------------------
                                                                       2012                           2011
                                                           -----------------------------  -----------------------------
                                                                     Estimated Fair Value           Estimated Fair Value
                                                           Notional --------------------  Notional --------------------
                         Primary Underlying Risk Exposure   Amount   Assets   Liabilities  Amount   Assets   Liabilities
                          -------------------------------- -------- -------  ------------ -------- -------  ------------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................. $    538 $    28     $   9     $    311 $    35     $   6
  Foreign currency swaps.. Foreign currency exchange rate.      122      --        14          598     188        19
                                                           -------- -------     -----     -------- -------     -----
   Subtotal...............                                      660      28        23          909     223        25
                                                           -------- -------     -----     -------- -------     -----
Cash flow hedges:
  Interest rate swaps..... Interest rate..................      658      99        --          355      96        --
  Interest rate forwards.. Interest rate..................      410      81        --          620     128        --
  Foreign currency swaps.. Foreign currency exchange rate.      524      16        14          445      31        12
                                                           -------- -------     -----     -------- -------     -----
   Subtotal...............                                    1,592     196        14        1,420     255        12
                                                           -------- -------     -----     -------- -------     -----
    Total qualifying
     hedges...............                                    2,252     224        37        2,329     478        37
                                                           -------- -------     -----     -------- -------     -----
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate..................   16,869   1,254       513       12,408   1,287       421
Interest rate floors...... Interest rate..................   15,136     318       274        7,986     330       152
Interest rate caps........ Interest rate..................    9,031      11        --       10,133      19        --
Interest rate futures..... Interest rate..................    2,771      --         7        3,766      10         1
Foreign currency swaps.... Foreign currency
                            exchange rate.................      811      60        35          749      78        31
Foreign currency forwards. Foreign currency
                            exchange rate.................      139      --         4          149       9        --
Credit default swaps...... Credit.........................    2,618      23         3        2,426      18        28
Equity futures............ Equity market..................    1,075      --        27        1,007       4        --
Equity options............ Equity market..................    2,845     469         1        2,111     482        --
Variance swaps............ Equity market..................    2,346      11        62        2,430      51         8
TRRs...................... Equity market..................      300      --         7          129      --         2
                                                           -------- -------     -----     -------- -------     -----
  Total non-designated or non-qualifying derivatives....     53,941   2,146       933       43,294   2,288       643
                                                           -------- -------     -----     -------- -------     -----
   Total...............................................    $ 56,193 $ 2,370     $ 970     $ 45,623 $ 2,766     $ 680
                                                           ======== =======     =====     ======== =======     =====

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2012     2011     2010
                                                 -------  --------- ------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $  (289) $     846 $  (74)
     Embedded derivatives.......................   1,269        273    132
                                                 -------  --------- ------
      Total net derivative gains (losses)....... $   980  $   1,119 $   58
                                                 =======  ========= ======

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives for the:

                                                       Years Ended December 31,
                                                       -----------------------
                                                         2012     2011   2010
                                                       -------   ------ -------
                                                            (In millions)
  Qualifying hedges:
   Net investment income.............................. $     2   $    2 $     2
   Interest credited to policyholder account balances.      18       41      37
  Non-qualifying hedges:
   Net derivative gains (losses)......................     127       83       6
   Policyholder benefits and claims...................      (6)      --      --
                                                       -------   ------ -------
     Total............................................ $   141   $  126 $    45
                                                       =======   ====== =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
For the Year Ended December 31, 2012:
 Interest rate derivatives..................    $    (5)     $    --     $    --
 Foreign currency exchange rate derivatives.         (4)          --          --
 Credit derivatives.........................         30           --          --
 Equity derivatives.........................       (413)          (4)        (51)
                                                -------      -------     -------
   Total....................................    $  (392)     $    (4)    $   (51)
                                                =======      =======     =======
For the Year Ended December 31, 2011:
 Interest rate derivatives..................    $   701      $    --     $    --
 Foreign currency exchange rate derivatives.         27           --          --
 Credit derivatives.........................         --           --          --
 Equity derivatives.........................         45           (7)         (4)
                                                -------      -------     -------
   Total....................................    $   773      $    (7)    $    (4)
                                                =======      =======     =======
For the Year Ended December 31, 2010:
 Interest rate derivatives..................    $    38      $    --     $    --
 Foreign currency exchange rate derivatives.        (29)          --          --
 Credit derivatives.........................         --           --          --
 Equity derivatives.........................        (48)          (7)         --
                                                -------      -------     -------
   Total....................................    $   (39)     $    (7)    $    --
                                                =======      =======     =======

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
For the Year Ended December 31, 2012:
Interest rate swaps:...... Fixed maturity securities....    $      (3)     $       1       $      (2)
                           Policyholder liabilities (1).          (10)             8              (2)
Foreign currency swaps:... Foreign-denominated PABs (2).          (29)            20              (9)
                                                            ---------      ---------       ---------
 Total.................................................     $     (42)     $      29       $     (13)
                                                            =========      =========       =========
For the Year Ended December 31, 2011:
Interest rate swaps:...... Fixed maturity securities....    $      (7)     $       5       $      (2)
                           Policyholder liabilities (1).           36            (38)             (2)
Foreign currency swaps:... Foreign-denominated PABs (2).          (52)            30             (22)
                                                            ---------      ---------       ---------
 Total.................................................     $     (23)     $      (3)      $     (26)
                                                            =========      =========       =========
For the Year Ended December 31, 2010:
Interest rate swaps:...... Fixed maturity securities....    $      (1)     $       1       $      --
                           Policyholder liabilities (1).          (13)             8              (5)
Foreign currency swaps:... Foreign-denominated PABs (2).          (38)            14             (24)
                                                            ---------      ---------       ---------
 Total.................................................     $     (52)     $      23       $     (29)
                                                            =========      =========       =========

--------
(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

 Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified $0, $1 million and an insignificant amount from AOCI into net derivative gains (losses) for the years ended December 31, 2012, 2011 and 2010, respectively, related to such discontinued cash flow hedges.

  At December 31, 2012 and 2011, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed seven years and five years, respectively.

  At December 31, 2012 and 2011, the balance in AOCI associated with cash flow hedges was $243 million and $239 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                                  Amount of Gains (Losses)  Amount and Location of Gains       Amount and Location of
                                  Deferred in Accumulated    (Losses) Reclassified from            Gains (Losses)
Derivatives in Cash Flow         Other Comprehensive Income Accumulated Other Comprehensive  Recognized in Income (Loss)
Hedging Relationships              (Loss) on Derivatives    Income (Loss) into Income (Loss)       on Derivatives
------------------------         -------------------------- -------------------------------- ---------------------------
                                    (Effective Portion)          (Effective Portion)            (Ineffective Portion)
                                 -------------------------- -------------------------------- ---------------------------
                                                            Net Derivative   Net Investment        Net Derivative
                                                            Gains (Losses)       Income            Gains (Losses)
                                                            --------------   --------------  ---------------------------
                                                                    (In millions)
For the Year Ended December 31,
 2012:
  Interest rate swaps...........     $              21      $          --     $        --         $              1
  Interest rate forwards........                     1                  1               1                       --
  Foreign currency swaps........                   (15)                 1              --                       (1)
  Credit forwards...............                    --                 --              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $               7      $           2     $         1         $             --
                                     =================      =============     ===========         ================
For the Year Ended December 31,
 2011:
  Interest rate swaps...........     $             132      $           1     $        --         $             --
  Interest rate forwards........                   208                  9              --                        1
  Foreign currency swaps........                    17                 (2)             --                       --
  Credit forwards...............                    --                  1              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $             357      $           9     $        --         $              1
                                     =================      =============     ===========         ================
For the Year Ended December 31,
 2010:
  Interest rate swaps...........     $             (44)     $          --     $        --         $             --
  Interest rate forwards........                   (71)                 4              --                       (1)
  Foreign currency swaps........                    (6)                (3)             --                       --
  Credit forwards...............                    14                 --              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $            (107)     $           1     $        --         $             (1)
                                     =================      =============     ===========         ================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2012, $1 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.5 billion and $2.1 billion at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012 and 2011, the Company would have received $22 million and paid $11 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                              December 31,
                                              -----------------------------------------------------------------------------
                                                               2012                                   2011
                                              -------------------------------------- --------------------------------------
                                                            Maximum                                Maximum
                                              Estimated    Amount of                 Estimated      Amount
                                              Fair Value     Future       Weighted   Fair Value   of Future      Weighted
                                              of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced        Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                          Swaps      Swaps (2)    Maturity (3)   Swaps      Swaps (2)    Maturity (3)
---------------------------------------       ---------- -------------- ------------ ---------- -------------- ------------
                                                    (In millions)                          (In millions)
Aaa/Aa/A
Single name credit default swaps (corporate).  $      3     $    167        3.2       $      2     $    212        4.3
Credit default swaps referencing indices.....        10          650        2.1             --          661        3.1
                                               --------     --------                  --------     --------
  Subtotal...................................        13          817        2.3              2          873        3.4
                                               --------     --------                  --------     --------
Baa
Single name credit default swaps (corporate).         4          479        3.8            (6)          434        4.6
Credit default swaps referencing indices.....         5        1,124        4.8            (7)          793        4.8
                                               --------     --------                  --------     --------
  Subtotal...................................         9        1,603        4.5           (13)        1,227        4.7
                                               --------     --------                  --------     --------
B
Single name credit default swaps (corporate).        --           --         --             --           --         --
Credit default swaps referencing indices.....        --           36        5.0             --           --         --
                                               --------     --------                  --------     --------
  Subtotal...................................        --           36        5.0             --           --         --
                                               --------     --------                  --------     --------
   Total.....................................  $     22     $  2,456        3.8       $   (11)     $  2,100        4.2
                                               ========     ========                  ========     ========

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivatives. At December 31, 2012 and 2011, the Company was obligated to return cash collateral under its control of $897 million and $1.6 billion, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2012 and 2011, the Company had received collateral consisting of various securities with a fair market value of $689 million and $315 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2012, none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                            Estimated
                                          Fair Value of
                                            Collateral         Fair Value of Incremental
                                          Provided (2):        Collateral Provided Upon:
                                          -------------- --------------------------------------
                                                                           Downgrade in the
                                                                       Company's Credit Rating
                                                                       to a Level that Triggers
                         Estimated                         One Notch        Full Overnight
                       Fair Value of                     Downgrade In    Collateralization or
                     Derivatives in Net   Fixed Maturity the Company's      Termination of
                   Liability Position (1)   Securities   Credit Rating the Derivative Position
                   ---------------------- -------------- ------------- ------------------------
                                                  (In millions)
December 31, 2012.       $      143          $    121       $    2             $    28
December 31, 2011.       $       14          $      9       $    1             $    10

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2012 and 2011, the Company did not provide any cash collateral.

  The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2012 and 2011, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2012 and 2011, the Company provided cash collateral for exchange-traded futures of $86 million and $140 million, respectively, which is included in premiums, reinsurance and other receivables.

 Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; and certain debt and equity securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                          December 31,
                                                                       ------------------
                                          Balance Sheet Location         2012      2011
                                      -------------------------------- --------  --------
                                                                          (In millions)
Net embedded derivatives within asset host contracts:
 Ceded guaranteed minimum benefits... Premiums, reinsurance and other receivables..................... $  3,551  $  2,815
 Options embedded in debt or equity
   securities........................ Investments.....................      (14)       (2)
                                                                       --------  --------
 Net embedded derivatives within asset host contracts................  $  3,537  $  2,813
                                                                       ========  ========
Net embedded derivatives within liability host contracts:
 Direct guaranteed minimum benefits.. PABs............................ $    705  $  1,363
 Assumed guaranteed minimum
   benefits.......................... PABs............................        4         4
 Funds withheld on ceded reinsurance. Other liabilities...............      552       416
                                                                       --------  --------
   Net embedded derivatives within liability host contracts........    $  1,261  $  1,783
                                                                       ========  ========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2012      2011   2010
                                                 --------   ------ ------
                                                     (In millions)
         Net derivative gains (losses) (1), (2). $  1,269   $  273 $  132

--------
(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($235) million, 354 million and ($153) million for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $124 million, ($476) million and $210 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


9. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                        Level 1  Unadjusted quoted prices in active
                                 markets for identical assets or
                                 liabilities. The Company defines
                                 active markets based on average
                                 trading volume for equity securities.
                                 The size of the bid/ask spread is
                                 used as an indicator of market
                                 activity for fixed maturity
                                 securities.

                        Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                        Level 3  Unobservable inputs that are
                                 supported by little or no market
                                 activity and are significant to the
                                 determination of estimated fair value
                                 of the assets or liabilities.
                                 Unobservable inputs reflect the
                                 reporting entity's own assumptions
                                 about the assumptions that market
                                 participants would use in pricing the
                                 asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                        December 31, 2012
                                                      ------------------------------------------------------
                                                               Fair Value Hierarchy
                                                      --------------------------------------
                                                                                             Total Estimated
                                                        Level 1      Level 2      Level 3      Fair Value
                                                      ------------ ------------ ------------ ---------------
                                                                          (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate..................................... $         -- $     17,461 $      1,434  $     18,895
  Foreign corporate..................................           --        8,577          868         9,445
  U.S. Treasury and agency...........................        5,082        3,782           --         8,864
  RMBS...............................................           --        5,460          278         5,738
  CMBS...............................................           --        2,231          125         2,356
  State and political subdivision....................           --        2,304           25         2,329
  ABS................................................           --        1,910          343         2,253
  Foreign government.................................           --        1,085            3         1,088
                                                      ------------ ------------ ------------  ------------
   Total fixed maturity securities...................        5,082       42,810        3,076        50,968
                                                      ------------ ------------ ------------  ------------
Equity securities:
  Common stock.......................................           70           81           26           177
  Non-redeemable preferred stock.....................           --           47           93           140
                                                      ------------ ------------ ------------  ------------
   Total equity securities...........................           70          128          119           317
                                                      ------------ ------------ ------------  ------------
FVO securities:
  FVO general account securities.....................           --            9           --             9
  FVO contractholder-directed unit-linked
   investments (1)...................................           --           --           --            --
                                                      ------------ ------------ ------------  ------------
   Total FVO securities..............................           --            9           --             9
                                                      ------------ ------------ ------------  ------------
Short-term investments (2)...........................        1,233        1,285           13         2,531
Mortgage loans held by CSEs..........................           --        2,666           --         2,666
Derivative assets: (3)
  Interest rate......................................           --        1,643          148         1,791
  Foreign currency exchange rate.....................           --           76           --            76
  Credit.............................................           --           13           10            23
  Equity market......................................           --          469           11           480
                                                      ------------ ------------ ------------  ------------
   Total derivative assets...........................           --        2,201          169         2,370
                                                      ------------ ------------ ------------  ------------
Net embedded derivatives within asset host contracts
 (4).................................................           --           --        3,551         3,551
Separate account assets (5)..........................          201       85,772          141        86,114
                                                      ------------ ------------ ------------  ------------
   Total assets...................................... $      6,586 $    134,871 $      7,069  $    148,526
                                                      ============ ============ ============  ============
Liabilities:
Derivative liabilities: (3)
  Interest rate...................................... $          7 $        767 $         29  $        803
  Foreign currency exchange rate.....................           --           67           --            67
  Credit.............................................           --            3           --             3
  Equity market......................................           27            8           62            97
                                                      ------------ ------------ ------------  ------------
   Total derivative liabilities......................           34          845           91           970
                                                      ------------ ------------ ------------  ------------
Net embedded derivatives within liability host
 contracts (4).......................................           --           --        1,261         1,261
Long-term debt of CSEs...............................           --        2,559           --         2,559
                                                      ------------ ------------ ------------  ------------
   Total liabilities................................. $         34 $      3,404 $      1,352  $      4,790
                                                      ============ ============ ============  ============

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

                                                                             December 31, 2011
                                                      ---------------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                      ----------------------------------------------
                                                                                                     Total Estimated
                                                         Level 1         Level 2         Level 3       Fair Value
                                                      -------------- --------------- --------------- ----------------
                                                                               (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate..................................... $           -- $        15,907 $         1,432 $         17,339
  Foreign corporate..................................             --           7,913             580            8,493
  U.S. Treasury and agency...........................          4,326           3,722              --            8,048
  RMBS...............................................             --           6,255             239            6,494
  CMBS...............................................             --           2,080             147            2,227
  State and political subdivision....................             --           2,032              23            2,055
  ABS................................................             --           1,658             220            1,878
  Foreign government.................................             --           1,245               2            1,247
                                                      -------------- --------------- --------------- ----------------
   Total fixed maturity securities...................          4,326          40,812           2,643           47,781
                                                      -------------- --------------- --------------- ----------------
Equity securities:
  Common stock.......................................             51              74              21              146
  Non-redeemable preferred stock.....................             --              30              76              106
                                                      -------------- --------------- --------------- ----------------
   Total equity securities...........................             51             104              97              252
                                                      -------------- --------------- --------------- ----------------
FVO securities:
  FVO general account securities.....................             --              49              --               49
  FVO contractholder-directed unit-linked
   investments.......................................          3,616              --              --            3,616
                                                      -------------- --------------- --------------- ----------------
   Total FVO securities..............................          3,616              49              --            3,665
                                                      -------------- --------------- --------------- ----------------
Short-term investments (2)...........................            865           1,684              10            2,559
Mortgage loans held by CSEs..........................             --           3,138              --            3,138
Derivative assets: (3)
  Interest rate......................................             10           1,708             187            1,905
  Foreign currency exchange rate.....................             --             306              --              306
  Credit.............................................             --              12               6               18
  Equity market......................................              4             482              51              537
                                                      -------------- --------------- --------------- ----------------
   Total derivative assets...........................             14           2,508             244            2,766
                                                      -------------- --------------- --------------- ----------------
Net embedded derivatives within asset host contracts
 (4).................................................             --              --           2,815            2,815
Separate account assets (5)..........................            185          72,244             130           72,559
                                                      -------------- --------------- --------------- ----------------
   Total assets...................................... $        9,057 $       120,539 $         5,939 $        135,535
                                                      ============== =============== =============== ================
Liabilities:
Derivative liabilities: (3)
  Interest rate...................................... $            1 $           566 $            13 $            580
  Foreign currency exchange rate.....................             --              62              --               62
  Credit.............................................             --              21               7               28
  Equity market......................................             --               2               8               10
                                                      -------------- --------------- --------------- ----------------
   Total derivative liabilities......................              1             651              28              680
                                                      -------------- --------------- --------------- ----------------
Net embedded derivatives within liability host
 contracts (4).......................................             --              --           1,783            1,783
Long-term debt of CSEs...............................             --           3,065              --            3,065
                                                      -------------- --------------- --------------- ----------------
   Total liabilities................................. $            1 $         3,716 $         1,811 $          5,528
                                                      ============== =============== =============== ================

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

--------
(1)During June 2012, the Company disposed of MetLife Europe which held the FVO contractholder-directed unit-linked investments. See Note 3.

(2)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(3)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(4)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2012, fixed maturity securities and equity securities included embedded derivatives of $0 and ($14) million, respectively. At December 31, 2011, fixed maturity securities and equity securities included embedded derivatives of $1 million and ($3) million, respectively.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 0.5% of the total estimated fair value of fixed maturity securities and 8% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs

    When available, the estimated fair value of these investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs is determined on a basis consistent with the methodologies described herein for securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   Level 2 Valuation Techniques and Key Inputs:

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. FVO securities and short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

     U.S. corporate and foreign corporate securities

       These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

     U.S. Treasury and agency securities

       These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

     Foreign government and state and political subdivision securities

       These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

     Common and non-redeemable preferred stock

       These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Level 3 Valuation Techniques and Key Inputs:

     In general, fixed maturity securities and equity securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

     Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

     U.S. corporate and foreign corporate securities

       These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities, alternative residential mortgage loan RMBS and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

     Foreign government and state and political subdivision securities

       These securities are principally valued using the market and income approaches. Valuation is based primarily on independent non-binding broker quotations and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

     Common and non-redeemable preferred stock

       These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loans Held by CSEs

    The Company consolidates certain securitization entities that hold mortgage loans.

    Level 2 Valuation Techniques and Key Inputs:

     These investments are principally valued using the market approach. The principal market for these investments is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents.

    Level 2 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAVs provided by the fund managers.

   Level 3 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "--Investments."

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

    Interest rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and LIBOR basis curves.

     Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

    Foreign currency exchange rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

    Credit

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

    Equity market

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


     Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

   Level 3 Valuation Techniques and Key Inputs:

     These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

    Interest rate

     Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

    Credit

     Non-option-based. -- Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

    Equity market

     Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

 Embedded Derivatives

  Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

  The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

  Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

  The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

  The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

     Direct and Assumed Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

     Reinsurance Ceded on Certain Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

  Transfers into or out of Level 3:

    Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.


                                               Valuation Techniques                  Significant Unobservable Inputs
                                        ------------------------------------ ------------------------------------------------
Fixed maturity securities:

  U.S. corporate and foreign corporate  . Matrix pricing                     . Delta spread adjustments (1)
                                                                             .Illiquidity premium (1)
                                                                             .Spreads from below investment grade curves (1)
                                                                             .Offered quotes (2)
                                        .Market pricing                      .Quoted prices (2)
                                        .Consensus pricing                   .Offered quotes (2)
                                        -------------------------------------------------------------------------------------

  RMBS                                  .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        -------------------------------------------------------------------------------------

  CMBS                                  .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        -------------------------------------------------------------------------------------

  ABS                                   .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        .Consensus pricing                   .Offered quotes (2)
                                        -------------------------------------------------------------------------------------

Derivatives:

  Interest rate                         .Present value techniques            .Swap yield (1)
                                        -------------------------------------------------------------------------------------

  Credit                                .Present value techniques            .Credit spreads (1)
                                        .Consensus pricing                   .Offered quotes (3)
                                        -------------------------------------------------------------------------------------
  Equity market                         .Present value techniques            .Volatility
                                        -------------------------------------------------------------------------------------

Embedded derivatives:

  Direct and ceded guaranteed
 minimum benefits                       .Option pricing techniques           .Mortality rates:
                                                                                Ages 0 - 40
                                                                                Ages 41 -60
                                                                                Ages 61 -115
                                                                             .Lapse rates:
                                                                                Durations 1 - 10
                                                                                Durations 11 - 20
                                                                                Durations 21 - 116

                                                                             .Utilization rates (4)
                                                                             .Withdrawal rates
                                                                             .Long-term equity volatilities
                                                                             .Nonperformance risk spread
                                        -------------------------------------------------------------------------------------

                                                                   Weighted
        Significant Unobservable Inputs               Range        Average
------------------------------------------------ --------------    --------


.. Delta spread adjustments (1)                       9  -     500    105
..Illiquidity premium (1)                            30  -      30
..Spreads from below investment grade curves (1)   (157) -     876    227
..Offered quotes (2)                                100  -     100
..Quoted prices (2)                                 (40) -     577    143
..Offered quotes (2)                                 35  -     555
-------------------------


..Spreads from below investment grade curves (1)     40  -   2,367    436
..Quoted prices (2)                                 100  -     100    100
-------------------------


..Spreads from below investment grade curves (1)     10  -   9,164    413
..Quoted prices (2)                                 100  -     104    102
-------------------------


..Spreads from below investment grade curves (1)     --  -     900    152
..Quoted prices (2)                                  97  -     102    100
..Offered quotes (2)                                 50  -     111
-------------------------



..Swap yield (1)                                    221  -     353
-------------------------

..Credit spreads (1)                                100  -     100
..Offered quotes (3)
-------------------------
..Volatility                                         18% -      26%
-------------------------




..Mortality rates:
   Ages 0 - 40                                       0% -    0.10%
   Ages 41 -60                                    0.05% -    0.64%
   Ages 61 -115                                   0.32% -     100%
..Lapse rates:
   Durations 1 - 10                               0.50% -     100%
   Durations 11 - 20                                 3% -     100%
   Durations 21 - 116                                3% -     100%

..Utilization rates (4)                              20% -      50%
..Withdrawal rates                                 0.07% -      10%
..Long-term equity volatilities                   17.40% -      25%
..Nonperformance risk spread                       0.10% -    0.67%
-------------------------

--------
(1)For this unobservable input, range and weighted average are presented in basis points.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(3)At December 31, 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(4)This range is attributable to certain GMIBs and lifetime withdrawal benefits.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments -- Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The long-term debt of CSEs is valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these assets and liabilities is similar in nature to that described below. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements" and Note 10.

  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

  Securities

   Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS, CMBS and ABS, changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

  Interest rate derivatives

   Significant increases (decreases) in the unobservable portion of the swap yield curve in isolation will result in substantial valuation changes.

  Credit derivatives

   Credit derivatives with significant unobservable inputs are primarily comprised of credit default swaps written by the Company. Significant credit spread widening in isolation will result in substantially higher adverse valuations, while significant spread tightening will result in substantially lower adverse valuations. Significant increases (decreases) in offered quotes in isolation will result in substantially higher (lower) valuations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Equity market derivatives

   Significant decreases in equity volatility in isolation will adversely impact overall valuation, while significant increases in equity volatility will result in substantial valuation increases.

  Direct and ceded guaranteed minimum benefits

   For any increase (decrease) in mortality and lapse rates, the fair value of the guarantees will decrease (increase). For any increase (decrease) in utilization and volatility, the fair value of the guarantees will increase (decrease). Specifically for GMWBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will increase (decrease). Specifically for GMABs and GMIBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will decrease (increase).

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------
                                                                   Fixed Maturity Securities:
                                      -------------------------------------------------------------------------------------
                                                               U.S.                         State and
                                         U.S.      Foreign   Treasury                       Political             Foreign
                                       Corporate  Corporate and Agency   RMBS      CMBS    Subdivision    ABS    Government
                                      ----------  --------- ---------- --------  --------  ----------- --------  ----------
                                                                          (In millions)
Year Ended December 31, 2012:
Balance, January 1,.................. $    1,432  $    580   $    --   $    239  $    147    $    23   $    220   $      2
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)........
   Net investment income.............          7        --        --         --        --         --         --         --
   Net investment gains (losses).....         --       (24)       --         (4)       (1)        --         --         --
   Net derivative gains (losses).....         --        --        --         --        --         --         --         --
  Other comprehensive income (loss)..         66        44        --         39         6          2          8          1
Purchases (3)........................        227       269        --         61        22         --        148         --
Sales (3)............................       (183)      (56)       --        (63)      (71)        --        (15)        --
Issuances (3)........................         --        --        --         --        --         --         --         --
Settlements (3)......................         --        --        --         --        --         --         --         --
Transfers into Level 3 (4)...........         76        68        --          6        39         --         --         --
Transfers out of Level 3 (4).........       (191)      (13)       --         --       (17)        --        (18)        --
                                      ----------  --------   -------   --------  --------    -------   --------   --------
Balance, December 31,................ $    1,434  $    868   $    --   $    278  $    125    $    25   $    343   $      3
                                      ==========  ========   =======   ========  ========    =======   ========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        7  $      1   $    --   $     --  $     --    $    --   $     --   $     --
   Net investment gains (losses)..... $       --  $    (16)  $    --   $     (2) $     --    $    --   $     --   $     --
   Net derivative gains (losses)..... $       --  $     --   $    --   $     --  $     --    $    --   $     --   $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ---------------------------------------------------------------------------------------
                                       Equity Securities:                       Net Derivatives: (6)
                                      -------------------              -------------------------------------
                                                   Non-                          Foreign
                                                redeemable                       Currency                           Net
                                       Common   Preferred  Short-term  Interest  Exchange            Equity      Embedded
                                       Stock      Stock    Investments   Rate      Rate    Credit    Market   Derivatives (7)
                                      --------  ---------- ----------- --------  -------- --------  --------  ---------------
                                                                                (In millions)
Year Ended December 31, 2012:
Balance, January 1,.................. $     21   $     76   $     10   $    174  $    --  $     (1) $     43     $  1,032
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............       --         --         --         --       --        --        --           --
   Net investment gains (losses).....       (2)        --         --         --       --        --        --           --
   Net derivative gains (losses).....       --         --         --          1       --        10       (91)       1,273
 Other comprehensive income (loss)...        9         20         --          1       --        --        --           --
Purchases (3)........................       --         --         13         --       --        --        --           --
Sales (3)............................       (2)        (3)       (10)        --       --        --        --           --
Issuances (3)........................       --         --         --        (10)      --        --        --           --
Settlements (3)......................       --         --         --        (47)      --        --        (3)         (15)
Transfers into Level 3 (4)...........       --         --         --         --       --        --        --           --
Transfers out of Level 3 (4).........       --         --         --         --       --         1        --           --
                                      --------   --------   --------   --------  -------  --------  --------     --------
Balance, December 31,................ $     26   $     93   $     13   $    119  $    --  $     10  $    (51)    $  2,290
                                      ========   ========   ========   ========  =======  ========  ========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $     --   $     --   $     --   $     --  $    --  $     --  $     --     $     --
   Net investment gains (losses)..... $     (4)  $     --   $     --   $     --  $    --  $     --  $     --     $     --
   Net derivative gains (losses)..... $     --   $     --   $     --   $      3  $    --  $     11  $    (88)    $  1,282

                                      ----------



                                       Separate
                                       Account
                                      Assets (8)
                                      ----------

Year Ended December 31, 2012:
Balance, January 1,..................  $    130
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --
   Net investment gains (losses).....        16
   Net derivative gains (losses).....        --
 Other comprehensive income (loss)...        --
Purchases (3)........................         1
Sales (3)............................        (5)
Issuances (3)........................        --
Settlements (3)......................        --
Transfers into Level 3 (4)...........         1
Transfers out of Level 3 (4).........        (2)
                                       --------
Balance, December 31,................  $    141
                                       ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.............  $     --
   Net investment gains (losses).....  $     --
   Net derivative gains (losses).....  $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ----------------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                      ----------------------------------------------------------------------------------------
                                                                U.S.                           State and
                                         U.S.      Foreign    Treasury                         Political              Foreign
                                       Corporate  Corporate  and Agency    RMBS       CMBS    Subdivision    ABS     Government
                                      ----------  ---------  ---------- ---------  ---------  ----------- ---------  ----------
                                                                            (In millions)
Year Ended December 31, 2011:
Balance, January 1,.................. $    1,510  $     880  $      34  $     282  $     130   $      32  $     321  $      14
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          6          1         --          1         --          --         --         --
   Net investment gains (losses).....         32        (20)        --         (5)        --          --         (6)        --
   Net derivative gains (losses).....         --         --         --         --         --          --         --         --
 Other comprehensive income (loss)...         80         22         --         (9)        19          (8)         8         --
Purchases (3)........................         76        282         --         16         17          --        166         --
Sales (3)............................       (175)      (515)        --        (34)       (19)         (1)       (46)       (12)
Issuances (3)........................         --         --         --         --         --          --         --         --
Settlements (3)......................         --         --         --         --         --          --         --         --
Transfers into Level 3 (4)...........         40          3         --          1         --          --         --         --
Transfers out of Level 3 (4).........       (137)       (73)       (34)       (13)        --          --       (223)        --
                                      ----------  ---------  ---------  ---------  ---------   ---------  ---------  ---------
Balance, December 31,................ $    1,432  $     580  $      --  $     239  $     147   $      23  $     220  $       2
                                      ==========  =========  =========  =========  =========   =========  =========  =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        6  $       1  $      --  $       1  $      --   $      --  $      --  $      --
   Net investment gains (losses)..... $       --  $      (9) $      --  $      (5) $      --   $      --  $      (2) $      --
   Net derivative gains (losses)..... $       --  $      --  $      --  $      --  $      --   $      --  $      --  $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------------
                                       Equity Securities:                         Net Derivatives: (6)
                                      --------------------              ----------------------------------------
                                                    Non-                           Foreign
                                                 redeemable                        Currency                             Net
                                        Common   Preferred  Short-term   Interest  Exchange              Equity      Embedded
                                        Stock      Stock    Investments    Rate      Rate      Credit    Market   Derivatives (7)
                                      ---------  ---------- ----------- ---------  --------- ---------  --------  ---------------
                                                                                  (In millions)
Year Ended December 31, 2011:
Balance, January 1,.................. $      22  $     214   $     173  $     (61) $      -- $      11  $     12     $     677
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --         --          --         --         --        --        --            --
   Net investment gains (losses).....         2        (24)         (1)        --         --        --        --            --
   Net derivative gains (losses).....        --         --          --         50         --       (10)       32           277
 Other comprehensive income (loss)...        (6)         1          --        199         --        --        --            --
Purchases (3)........................         9         --          10         --         --        --         3            --
Sales (3)............................        (6)      (115)       (172)        --         --        --        --            --
Issuances (3)........................        --         --          --         --         --        (1)       (4)           --
Settlements (3)......................        --         --          --        (13)        --        (1)       --            78
Transfers into Level 3 (4)...........        --         --          --         (1)        --        --        --            --
Transfers out of Level 3 (4).........        --         --          --         --         --        --        --            --
                                      ---------  ---------   ---------  ---------  --------- ---------  --------     ---------
Balance, December 31,................ $      21  $      76   $      10  $     174  $      -- $      (1) $     43     $   1,032
                                      =========  =========   =========  =========  ========= =========  ========     =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $      --  $      --   $      --  $      --  $      -- $      --  $     --     $      --
   Net investment gains (losses)..... $      --  $      (3)  $      --  $      --  $      -- $      --  $     --     $      --
   Net derivative gains (losses)..... $      --  $      --   $      --  $      39  $      -- $     (10) $     33     $     279

                                      ----------



                                       Separate
                                       Account
                                      Assets (8)
                                      ----------

Year Ended December 31, 2011:
Balance, January 1,.................. $     133
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --
   Net investment gains (losses).....        (7)
   Net derivative gains (losses).....        --
 Other comprehensive income (loss)...        --
Purchases (3)........................         5
Sales (3)............................        (1)
Issuances (3)........................        --
Settlements (3)......................        --
Transfers into Level 3 (4)...........        --
Transfers out of Level 3 (4).........        --
                                      ---------
Balance, December 31,................ $     130
                                      =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $      --
   Net investment gains (losses)..... $      --
   Net derivative gains (losses)..... $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -----------------------------------------------------------------------------------------
                                                                      Fixed Maturity Securities:
                                      -----------------------------------------------------------------------------------------
                                                                U.S.                           State and
                                         U.S.      Foreign    Treasury                         Political               Foreign
                                       Corporate  Corporate  and Agency    RMBS       CMBS    Subdivision     ABS     Government
                                      ----------  ---------  ---------- ---------  ---------  ----------- ----------  ----------
                                                                            (In millions)
Year Ended December 31, 2010:
Balance, January 1,.................. $    1,605  $     994  $      33  $     272  $      45  $       32  $      290  $      16
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          7         (1)        --          1         --          --           1         --
   Net investment gains (losses).....         (5)        (3)        --         (4)        --          --          (5)        --
   Net derivative gains (losses).....         --         --         --         --         --          --          --         --
 Other comprehensive income (loss)...         79         90          2         47         21           4          34         --
Purchases, sales, issuances and
 settlements (3).....................       (173)      (199)        (1)       (48)         1          (1)         53          4
Transfers into Level 3 (4)...........        147        114         --         21         85          --          --          3
Transfers out of Level 3 (4).........       (150)      (115)        --         (7)       (22)         (3)        (52)        (9)
                                      ----------  ---------  ---------  ---------  ---------  ----------  ----------  ---------
Balance, December 31,................ $    1,510  $     880  $      34  $     282  $     130  $       32  $      321  $      14
                                      ==========  =========  =========  =========  =========  ==========  ==========  =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        6  $      --  $      --  $      --  $      --  $       --  $        1  $      --
   Net investment gains (losses)..... $      (10) $      --  $      --  $      (2) $      --  $       --  $       --  $      --
   Net derivative gains (losses)..... $       --  $      --  $      --  $      --  $      --  $       --  $       --  $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ---------------------------------------------------------------------------------------
                                      Equity Securities:                  Net Derivatives: (6)
-                                     ----------------               ------------------------------
                                                 Non-                         Foreign
                                              redeemable                      Currency                     Net        Separate
                                      Common  Preferred  Short-term  Interest Exchange        Equity    Embedded      Account
                                      Stock     Stock    Investments   Rate     Rate   Credit Market Derivatives (7) Assets (8)
                                      ------  ---------- ----------- -------- -------- ------ ------ --------------- ----------
                                                                           (In millions)
Year Ended December 31, 2010:
Balance, January 1,.................. $   11   $    258    $     8    $   2    $   23  $   4  $  18     $     445      $  153
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.............     --         --          1       --        --     --     --            --          --
   Net investment gains (losses).....      5         15         --       --        --     --     --            --          (5)
   Net derivative gains (losses).....     --         --         --       10        --      3     (6)          135          --
  Other comprehensive income
   (loss)............................      3          6         --      (71)       --     13     --            --          --
Purchases, sales, issuances and
 settlements (3).....................      3        (65)       164       (2)       --     (9)    --            97         (12)
Transfers into Level 3 (4)...........     --         --         --       --        --     --     --            --          --
Transfers out of Level 3 (4).........     --         --         --       --       (23)    --     --            --          (3)
                                      ------   --------    -------    -----    ------  -----  -----     ---------      ------
Balance, December 31,................ $   22   $    214    $   173    $ (61)   $   --  $  11  $  12     $     677      $  133
                                      ======   ========    =======    =====    ======  =====  =====     =========      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $   --   $     --    $     1    $  --    $   --  $  --  $  --     $      --      $   --
   Net investment gains (losses)..... $   --   $     --    $    --    $  --    $   --  $  --  $  --     $      --      $   --
   Net derivative gains (losses)..... $   --   $     --    $    --    $  10    $   --  $   3  $  (6)    $     137      $   --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Relates to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fair Value Option

  The following table presents information for certain assets and liabilities held by CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           -----------------
                                                                             2012     2011
                                                                           -------- --------
                                                                             (In millions)
Assets: (1)
Unpaid principal balance.................................................. $  2,539 $  3,019
Difference between estimated fair value and unpaid principal balance......      127      119
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  2,666 $  3,138
                                                                           ======== ========
Liabilities: (1)
Contractual principal balance............................................. $  2,444 $  2,925
Difference between estimated fair value and contractual principal balance.      115      140
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  2,559 $  3,065
                                                                           ======== ========

--------
(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value of these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs is recognized in net investment income. Interest expense from long-term debt of CSEs is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods presented; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                        Years Ended December 31,
                   -------------------------------------------------------------------------------------------------
                                 2012                             2011                             2010
                   -------------------------------  -------------------------------  -------------------------------
                    Carrying    Carrying             Carrying    Carrying             Carrying    Carrying
                      Value       Value                Value       Value                Value       Value
                    Prior to      After     Gains    Prior to      After     Gains    Prior to      After     Gains
                   Measurement Measurement (Losses) Measurement Measurement (Losses) Measurement Measurement (Losses)
                   ----------- ----------- -------- ----------- ----------- -------- ----------- ----------- --------
                                                             (In millions)
Mortgage loans,
 net (1)..........  $      61   $     65    $    4   $     --     $    8    $     8    $    --     $    --   $    --
Other limited
 partnership
 interests (2)....  $       9   $      6    $   (3)  $      7     $    5    $    (2)   $    33     $    22   $   (11)
Real estate joint
 ventures (3).....  $       5   $      2    $   (3)  $     --     $   --    $    --    $    25     $     5   $   (20)
Goodwill (4)......  $     394   $     --    $ (394)  $     --     $   --    $    --    $    --     $    --   $    --

--------
(1)The carrying value after measurement has been adjusted for the excess of the carrying value prior to measurement over the estimated fair value. Estimated fair values for impaired mortgage loans are based on

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows.

(2)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(3)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(4)As discussed in Note 10, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of these financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                              December 31, 2012
                                             ---------------------------------------------------
                                                         Fair Value Hierarchy
                                                      --------------------------
                                             Carrying                            Total Estimated
                                              Value    Level 1 Level 2 Level 3     Fair Value
                                             -------- -------- ------- --------- ---------------
                                                                (In millions)
Assets:
Mortgage loans, net......................... $  6,491  $   --  $    -- $   7,009   $     7,009
Policy loans................................ $  1,216  $   --  $   861 $     450   $     1,311
Real estate joint ventures.................. $     59  $   --  $    -- $     101   $       101
Other limited partnership interests......... $     94  $   --  $    -- $     103   $       103
Other invested assets....................... $    432  $   --  $   548 $      --   $       548
Premiums, reinsurance and other receivables. $  6,015  $   --  $    86 $   6,914   $     7,000
Liabilities:
PABs........................................ $ 22,613  $   --  $    -- $  24,520   $    24,520
Long-term debt.............................. $    791  $   --  $ 1,076 $      --   $     1,076
Other liabilities........................... $    237  $   --  $    81 $     156   $       237
Separate account liabilities................ $  1,296  $   --  $ 1,296 $      --   $     1,296
Commitments: (1)
Mortgage loan commitments................... $     --  $   --  $    -- $       1   $         1
Commitments to fund bank credit facilities
  and private corporate bond investments.... $     --  $   --  $     6 $      --   $         6

                                                                           December 31, 2011
                                                                       -------------------------
                                                                                    Estimated
                                                                       Carrying       Fair
                                                                        Value         Value
                                                                       --------- ---------------
                                                                             (In millions)
Assets:
Mortgage loans, net................................................... $   6,662   $     6,946
Policy loans.......................................................... $   1,203   $     1,307
Real estate joint ventures............................................ $      69   $       107
Other limited partnership interests................................... $      98   $       126
Other invested assets................................................. $     430   $       477
Premiums, reinsurance and other receivables........................... $   5,973   $     6,880
Liabilities:
PABs.................................................................. $  23,144   $    24,732
Long-term debt........................................................ $     792   $       970
Other liabilities..................................................... $     224   $       224
Separate account liabilities.......................................... $   1,240   $     1,240
Commitments: (1)
Mortgage loan commitments............................................. $      --   $        --
Commitments to fund bank credit facilities
  and private corporate bond investments.............................. $      --   $         7

--------
(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 15 for additional information on these off-balance sheet obligations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

  The amounts disclosed in the preceding tables consist of those investments accounted for using the cost method. The estimated fair values for such cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

  Other invested assets within the preceding tables are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  PABs

  PABs in the preceding tables include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

  The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

  The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

  Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

  Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

10. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value. In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, such as the Retail Annuities and Life & Other reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the Retail Annuities and Life & Other reporting units are particularly sensitive to equity market levels.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  In connection with its annual goodwill impairment testing, an actuarial appraisal which estimates the net worth of the reporting unit, the value of existing business and the value of new business was performed for the Retail Annuities reporting unit that resulted in a fair value of the reporting unit less than the carrying value, indicating a potential for goodwill impairment. The growing concern regarding an extended period of low interest rates was reflected in the fair value estimate, particularly on the returns a market buyer would assume on the fixed income portion of separate account annuity products. In addition, industry-wide inquiries by regulators on the use of affiliated captive reinsurers for off-shore entities to reinsure insurance risks may limit access to this type of capital structure. As a result, a market buyer may discount the ability to fully utilize these structures,

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

which also affected the fair value estimate of the reporting unit. Accordingly, the Company performed Step 2 of the goodwill impairment process, which compares the implied fair value of goodwill with the carrying value of that goodwill in the reporting unit to calculate the amount of goodwill impairment. The Company determined that all of the recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2012. Of this amount, $327 million ($80 million, net of income tax) was impaired at MetLife Insurance Company of Connecticut.

  In addition, the Company performed its annual goodwill impairment tests of its other reporting units and concluded that the fair values of all such reporting units were in excess of their carrying values and, therefore, their goodwill was not impaired.

  In the third quarter of 2012, the Company continued to realign certain products and businesses among its existing segments, as well as Corporate & Other. As a result, the Company reallocated $5 million of goodwill from Corporate & Other to the Retail segment. There were no acquisitions, dispositions or impairments of goodwill for both the years ended December 31, 2011 and 2010.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------  --------- ----------- -------
                                                (In millions)
     Balance at December 31, 2011
     Goodwill..................... $   241   $   307    $   405   $   953
     Accumulated impairment.......      --        --         --        --
                                   -------   -------    -------   -------
      Total goodwill, net......... $   241   $   307    $   405   $   953

     Impairments.................. $  (218)  $    --    $  (176)  $  (394)

     Balance at December 31, 2012
     Goodwill.....................     241       307        405       953
     Accumulated impairment.......    (218)       --       (176)     (394)
                                   -------   -------    -------   -------
      Total goodwill, net......... $    23   $   307    $   229   $   559
                                   =======   =======    =======   =======

--------
(1)The $405 million of goodwill in Corporate & Other relates to goodwill acquired as a part of the 2005 Travelers acquisition. For purposes of goodwill impairment testing, $396 million of the $405 million of Corporate & Other goodwill was allocated to business units of the Retail and Corporate Benefit Funding segments in the amounts of $210 million and $186 million, respectively. The Retail segment amount was further allocated within the segment to the Life & Other and the Annuities reporting units in the amounts of $34 million and $176 million, respectively. Also included in Corporate & Other is $9 million of goodwill associated with ancillary group life and non-medical health business. As reflected in the table, the $176 million related to the Retail Annuities reporting unit was impaired in the third quarter of 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


11. Debt

  Long-term debt outstanding was as follows:

                                                             December 31,
                                       Interest           -------------------
                                         Rate    Maturity   2012      2011
                                       --------  -------- --------- ---------
                                                             (In millions)
   Surplus notes -- affiliated........    8.60 %   2038   $     750 $     750
   Long-term debt -- unaffiliated (1).    7.03 %   2030          41        42
                                                          --------- ---------
    Total long-term debt (2)..........                    $     791 $     792
                                                          ========= =========

--------
(1)Principal and interest is paid quarterly.

(2)Excludes $2.6 billion and $3.1 billion of long-term debt relating to CSEs at December 31, 2012 and 2011, respectively. See Note 7.

  On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate of MLI-USA, issued to a third party $45 million of long-term notes maturing in 2030 with an interest rate of 7.03%. The notes were issued in exchange for certain investments, which are included in other invested assets. During the years ended December 31, 2012 and 2011, Greater Sandhill repaid
$1 million and $3 million, respectively, of the long-term notes.

  In December 2010, MetLife Insurance Company of Connecticut repaid the $200 million surplus note issued to MetLife Credit Corporation.

  The aggregate maturities of long-term debt at December 31, 2012 are $1 million in each of 2013, 2014, 2015, 2016 and 2017, and $786 million thereafter.

  Interest expense related to the Company's indebtedness included in other expenses was $68 million, $67 million and $70 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Payments of interest and principal on the outstanding surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

12. Equity

 Return of Capital

  During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

 Common Stock

  The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which were outstanding at both December 31, 2012 and 2011. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

 Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for MetLife Insurance Company of Connecticut and its U.S. insurance subsidiary, MLI-USA, were in excess of four times Company Action RBC for all periods presented.

  As of December 31, 2012, the Company's sole foreign insurance subsidiary, MetLife Assurance Limited was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. As of December 31, 2012, the required capital and surplus was $143 million and the actual regulatory capital and surplus was $352 million. Each of the Company's foreign insurance subsidiaries exceeded minimum capital and solvency requirements of their respective countries for all other periods presented.

  MetLife Insurance Company of Connecticut and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Statutory net income (loss) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $848 million, $46 million and $668 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $5.3 billion and $5.1 billion at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Connecticut Insurance Department.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $84 million, $178 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $1.7 billion at both December 31, 2012 and 2011. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

 Dividend Restrictions

  Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)" reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2012, MetLife Insurance Company of Connecticut paid total dividends of $706 million. During June 2012, the Company distributed all of the issued and outstanding shares of common stock of MetLife Europe to its stockholders as an in-kind extraordinary dividend of $202 million, as calculated on a statutory basis. Regulatory approval for this extraordinary dividend was obtained due to the timing of payment. During December 2012, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $504 million, which represented its ordinary dividend capacity at year-end 2012. Due to the June 2012 in-kind dividend, a portion of this was extraordinary and regulatory approval was obtained. During the years ended December 31, 2011 and 2010, MetLife Insurance Company of Connecticut paid a dividend of $517 million and $330 million, respectively. Based on amounts at December 31, 2012, MetLife Insurance Company of Connecticut could pay a stockholder dividend in 2013 of $1.3 billion without prior approval of the Connecticut Commissioner.

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2012, 2011 and 2010, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds were negative at December 31, 2012, MLI-USA cannot pay any dividends in 2013 without prior regulatory approval.

 Other Comprehensive Income (Loss)

   The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                   Years Ended December 31,
                                                                                  --------------------------
                                                                                    2012     2011      2010
                                                                                  -------  --------  -------
                                                                                         (In millions)
Holding gains (losses) on investments arising during the year.................... $ 1,343  $  3,157  $ 2,032
Income tax effect of holding gains (losses)......................................    (495)   (1,111)    (705)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income.........................................................      95       (58)    (215)
Income tax effect of reclassification adjustments................................     (35)       20       74
Unrealized investment loss on dividend of subsidiary (see Note 3)................      (3)       --       --
Income tax on unrealized investment loss on dividend of subsidiary (see
  Note 3)........................................................................       1        --       --
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts...........................................................    (581)     (678)    (305)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts........................................................................     214       238      107
                                                                                  -------  --------  -------
Net unrealized investment gains (losses), net of income tax......................     539     1,568      988
Foreign currency translation adjustments, net of income tax expense (benefit) of
  $2 million, ($2) million and ($1) million......................................      31       (14)     (16)
Foreign currency translation adjustment on dividend of subsidiary, net of
  income tax expense (benefit) of $0, $0 and $0 (see Note 3).....................      59        --       --
                                                                                  -------  --------  -------
Other comprehensive income (loss), excluding cumulative effect of change in
  accounting principle...........................................................     629     1,554      972
Cumulative effect of change in accounting principle, net of income tax expense
  (benefit) of $0, $0 and $18 million (see Note 1)...............................      --        --       34
                                                                                  -------  --------  -------
Other comprehensive income (loss), net of income tax............................. $   629  $  1,554  $ 1,006
                                                                                  =======  ========  =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Other Expenses

  Information on other expenses was as follows:

                                                    Years Ended December 31,
                                                  ----------------------------
                                                    2012      2011      2010
                                                  --------  --------  --------
                                                          (In millions)
Compensation..................................... $    364  $    306  $    283
Commissions......................................      939     1,418       936
Volume-related costs.............................      132       162       130
Affiliated interest costs on ceded reinsurance...      271       271       162
Capitalization of DAC............................     (872)   (1,342)     (858)
Amortization of DAC and VOBA.....................      941     1,156       770
Interest expense on debt and debt issuance costs.      231       389       472
Premium taxes, licenses and fees.................       63        75        47
Professional services............................       25        50        38
Rent.............................................       37        29        29
Other............................................      444       401       363
                                                  --------  --------  --------
 Total other expenses............................ $  2,575  $  2,915  $  2,372
                                                  ========  ========  ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 11) and interest expense related to CSEs (see Note 7).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

  See Notes 6, 11 and 16 for discussion of affiliated expenses included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                         Years Ended December 31,
                                                       -------------------------
                                                        2012     2011     2010
                                                        -----    -----   ------
                                                           (In millions)
    Current:
     Federal.......................................... $(235)   $(157)   $   55
     Foreign..........................................   (10)      (5)       (4)
                                                        -----    -----   ------
       Subtotal.......................................  (245)    (162)       51
                                                        -----    -----   ------
    Deferred:
     Federal..........................................   617      643       257
     Foreign..........................................    19       42        (5)
                                                        -----    -----   ------
       Subtotal.......................................   636      685       252
                                                        -----    -----   ------
         Provision for income tax expense (benefit)... $ 391    $ 523    $  303
                                                        =====    =====   ======

   The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations was as follows:

                                                 Years Ended December 31,
                                                 ------------------------
                                                   2012    2011     2010
                                                 -------  ------- -------
                                                       (In millions)
      Income (loss) from continuing operations:
       Domestic................................. $ 1,608  $ 1,634 $ 1,071
       Foreign..................................      (2)     122     (49)
                                                 -------  ------- -------
         Total.................................. $ 1,606  $ 1,756 $ 1,022
                                                 =======  ======= =======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                    Years Ended December 31,
                                                    ----------------------
                                                     2012     2011    2010
                                                    ------   ------  ------
                                                         (In millions)
     Tax provision at U.S. statutory rate.......... $  562   $  615  $  358
     Tax effect of:
      Tax-exempt investment income.................    (71)     (71)    (67)
      Prior year tax...............................      3       (9)      8
      Tax credits..................................     (8)     (11)     (6)
      Foreign tax rate differential................     13       (1)      5
      Change in valuation allowance................      1       (2)      4
      Goodwill impairment..........................   (109)      --      --
      Other, net...................................     --        2       1
                                                    ------   ------  ------
        Provision for income tax expense (benefit). $  391   $  523  $  303
                                                    ======   ======  ======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                         December 31,
                                                     -------------------
                                                       2012       2011
                                                     --------  ---------
                                                        (In millions)
       Deferred income tax assets:
        Policyholder liabilities and receivables.... $    829  $     880
        Net operating loss carryforwards............       32        124
        Employee benefits...........................        3         --
        Capital loss carryforwards..................       --        123
        Investments, including derivatives..........       --        119
        Tax credit carryforwards....................       92        160
        Other.......................................       35         41
                                                     --------  ---------
          Total gross deferred income tax assets....      991      1,447
        Less: Valuation allowance...................        3          2
                                                     --------  ---------
          Total net deferred income tax assets......      988      1,445
                                                     --------  ---------
       Deferred income tax liabilities:
        Investments, including derivatives..........      258         --
        Net unrealized investment gains.............    1,336      1,021
        DAC and VOBA................................    1,317      1,350
        Other.......................................       15          9
                                                     --------  ---------
          Total deferred income tax liabilities.....    2,926      2,380
                                                     --------  ---------
          Net deferred income tax asset (liability). $ (1,938) $    (935)
                                                     ========  =========

  The following table sets forth the domestic, state, and foreign net operating loss carryforwards for tax purposes at December 31, 2012.

                                    Net Operating Loss
                                      Carryforwards
                           ------------------------------------
                                Amount           Expiration
                           ------------------ -----------------
                             (In millions)
                 Domestic. $               60 Beginning in 2025
                 State.... $               33 Beginning in 2013
                 Foreign.. $               35 Indefinite

  Domestic capital loss carryforwards of less than $1 million at December 31, 2012 will expire beginning in 2016. Tax credit carryforwards of $92 million at December 31, 2012 will expire beginning in 2026.

  The Company has recorded a valuation allowance related to tax benefits of certain state net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2012, the Company recorded an overall increase to the deferred tax valuation allowance of $1 million.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as a foreign jurisdiction. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations in major taxing jurisdictions for years prior to 2005. In 2012, the Company and the IRS completed and settled substantially all the issues identified in the audit years of 2005 and 2006. The issues not settled are under review at the IRS Appeals Division.

  The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                   Years Ended December 31,
                                                  -------------------------
                                                    2012     2011     2010
                                                  -------  -------  -------
                                                        (In millions)
   Balance at January 1,......................... $    29  $    38  $    44
   Additions for tax positions of prior years....      46       --        1
   Reductions for tax positions of prior years...     (76)      (3)      --
   Additions for tax positions of current year...       9        2       --
   Reductions for tax positions of current year..      (9)      (8)      (7)
                                                  -------  -------  -------
   Balance at December 31,....................... $    (1) $    29  $    38
                                                  =======  =======  =======
   Unrecognized tax benefits that, if recognized
     would impact the effective rate............. $    (1) $    (3) $    --
                                                  =======  =======  =======

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                                                   Years Ended December 31,
                                                                  --------------------------
                                                                    2012      2011    2010
                                                                  --------- -------- -------
                                                                        (In millions)
Interest recognized in the consolidated statements of operations. $     (9) $     -- $     5

                                                                               December 31,
                                                                           --------------------
                                                                              2012      2011
                                                                           ---------- ---------
                                                                              (In millions)
Interest included in other liabilities in the consolidated balance sheets. $       -- $       9

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company had no penalties for the years ended December 31, 2012, 2011 and 2010.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $70 million and $73 million, respectively, related to the separate account DRD. The 2012 benefit included an expense of less than $1 million related to a true-up of the 2011 tax return. The 2011 benefit included a benefit of $3 million related to a true-up of the 2010 tax return.

15. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

  Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

  The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2012.

  Matters as to Which an Estimate Can Be Made

  For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

made. As of December 31, 2012, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

  For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

 Unclaimed Property Inquiries

  In April 2012, MetLife, for itself and on behalf of entities including MetLife Insurance Company of Connecticut, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of year-end 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, MetLife will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. On December 28, 2012, the West Virginia Treasurer filed an action against the Company in West Virginia state court alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

 Sales Practices Claims

  Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Connecticut General Life Insurance Company ("Connecticut General") and MetLife Insurance Company of Connecticut engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is owed money from Connecticut General or is required to refund several million dollars it collected and/or should stop submitting certain claims under reinsurance contracts in which Connecticut General reinsured

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

death benefits payable under certain MetLife Insurance Company of Connecticut annuities. The arbitration panel issued an interim final award, dated
August 28, 2012, which states that MetLife Insurance Company of Connecticut shall pay Connecticut General $11,369,675 in damages incurred through the second quarter of 2011 to be offset against $7,028,955 in claims due to MetLife Insurance Company of Connecticut through the fourth quarter of 2011. These amounts are being settled in accordance with the terms of the interim final award. The award also will lead MetLife Insurance Company of Connecticut to stop submitting certain claims under the reinsurance contracts.

  A former Tower Square Securities, Inc. ("Tower Square") financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the IRS, the Financial Industry Regulatory Authority, Inc. and the U.S. Attorney's Office conducted inquiries. Tower Square made remediation to all the affected customers. The Illinois Securities Division issued a Statement of Violations to Tower Square, and Tower Square conducted discussions with the Illinois Securities Division.

 Summary

  Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Assets and liabilities held for insolvency assessments were as follows:

                                                                  December 31,
                                                               -------------------
                                                                 2012      2011
                                                               --------- ---------
                                                                  (In millions)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      19 $      19
 Premium tax offsets currently available for paid assessments.         2         2
                                                               --------- ---------
                                                               $      21 $      21
                                                               ========= =========
Other Liabilities:
 Insolvency assessments....................................... $      37 $      39
                                                               ========= =========

  On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $11 million, after tax, during the year ended December 31, 2011, related to ELNY.

Commitments

  Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.0 billion and $1.2 billion at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $181 million and $167 million at December 31, 2012 and 2011, respectively.

  Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

  The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $144 million and $248 million at December 31, 2012 and 2011, respectively.

  Other Commitments

  The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2012 and 2011, the Company had agreed to fund up to $86 million and $90 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $106 million and $109 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $235 million and $272 million at December 31, 2012 and 2011, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2012 and 2011. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


16. Related Party Transactions

  Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                       Years Ended December 31,
                                      --------------------------
                                        2012     2011     2010
                                      -------- -------- --------
                                            (In millions)
               Compensation.......... $    360 $    259 $    244
               Commissions...........      609      992      561
               Volume-related costs..      200      225      177
               Professional services.       22       20       16
               Rent..................       37       26       26
               Other.................      429      331      300
                                      -------- -------- --------
                Total other expenses. $  1,657 $  1,853 $  1,324
                                      ======== ======== ========

  Revenues received from affiliates related to these agreements were recorded as follows:

                                                         Years Ended December 31,
                                                        --------------------------
                                                          2012     2011     2010
                                                        -------- -------- --------
                                                              (In millions)
Universal life and investment-type product policy fees. $    179 $    145 $    114
Other revenues......................................... $    166 $    136 $    101

  The Company had net receivables from affiliates of $107 million and $93 million at December 31, 2012 and 2011, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 6.

  See Notes 6, 7 and 11 for additional information on related party transactions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2012
                                 (In millions)

                                                                               Amount at
                                                    Cost or       Estimated  Which Shown on
Types of Investments                           Amortized Cost (1) Fair Value Balance Sheet
--------------------                           ------------------ ---------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........    $     7,678      $ 8,864    $     8,864
   Public utilities...........................          4,091        4,759          4,759
   State and political subdivision securities.          2,002        2,329          2,329
   Foreign government securities..............            876        1,088          1,088
   All other corporate bonds..................         20,925       23,025         23,025
                                                  -----------      -------    -----------
     Total bonds..............................         35,572       40,065         40,065
Mortgage-backed and asset-backed securities...          9,917       10,347         10,347
Redeemable preferred stock....................            516          556            556
                                                  -----------      -------    -----------
 Total fixed maturity securities..............         46,005       50,968         50,968
                                                  -----------      -------    -----------
Fair value option securities..................              8            9              9
                                                  -----------      -------    -----------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......            160          177            177
 Non-redeemable preferred stock...............            151          140            140
                                                  -----------      -------    -----------
   Total equity securities....................            311          317            317
                                                  -----------      -------    -----------
Mortgage loans, net...........................          9,157                       9,157
Policy loans..................................          1,216                       1,216
Real estate and real estate joint ventures....            708                         708
Other limited partnership interests...........          1,848                       1,848
Short-term investments........................          2,576                       2,576
Other invested assets.........................          2,961                       2,961
                                                  -----------                 -----------
     Total investments........................    $    64,790                 $    69,760
                                                  ===========                 ===========

--------

(1)The Company's fair value option securities portfolio is comprised of fixed maturity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2012 and 2011
                (In millions, except share and per share data)

                                                                                                                   2012
                                                                                                                -----------
Condensed Balance Sheets
Assets
Investments:...................................................................................................
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $32,018 and $31,856,
   respectively)............................................................................................... $    35,152
  Equity securities available-for-sale, at estimated fair value (cost: $273 and $288, respectively)............         277
  Fair value option securities, at estimated fair value........................................................          --
  Mortgage loans (net of valuation allowances of $22 and $37, respectively)....................................       4,703
  Policy loans.................................................................................................       1,086
  Real estate and real estate joint ventures...................................................................         371
  Other limited partnership interests..........................................................................       1,181
  Short-term investments, principally at estimated fair value..................................................       1,833
  Investment in subsidiaries...................................................................................       6,849
  Loans to subsidiaries........................................................................................         305
  Other invested assets, principally at estimated fair value...................................................       1,682
                                                                                                                -----------
    Total investments..........................................................................................      53,439
  Cash and cash equivalents, principally at estimated fair value...............................................         553
  Accrued investment income....................................................................................         316
  Premiums, reinsurance and other receivables..................................................................       7,003
  Receivables from subsidiaries................................................................................         795
  Deferred policy acquisition costs and value of business acquired.............................................         797
  Current income tax recoverable...............................................................................          --
  Goodwill.....................................................................................................         558
  Other assets.................................................................................................         140
  Separate account assets......................................................................................      15,238
                                                                                                                -----------
    Total assets............................................................................................... $    78,839
                                                                                                                ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $    19,632
Policyholder account balances..................................................................................      24,039
Other policy-related balances..................................................................................         872
Payables for collateral under securities loaned and other transactions.........................................       6,477
Long-term debt -- affiliated...................................................................................         750
Current income tax payable.....................................................................................           3
Deferred income tax liability..................................................................................         255
Other liabilities..............................................................................................         824
Separate account liabilities...................................................................................      15,238
                                                                                                                -----------
    Total liabilities..........................................................................................      68,090
                                                                                                                -----------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.....................................................................          86
Additional paid-in capital.....................................................................................       6,718
Retained earnings..............................................................................................       1,545
Accumulated other comprehensive income (loss)..................................................................       2,400
                                                                                                                -----------
    Total stockholders' equity.................................................................................      10,749
                                                                                                                -----------
    Total liabilities and stockholders' equity................................................................. $    78,839
                                                                                                                ===========

                                                                                                                   2011
                                                                                                                -----------
Condensed Balance Sheets
Assets
Investments:...................................................................................................
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $32,018 and $31,856,
   respectively)............................................................................................... $    34,063
  Equity securities available-for-sale, at estimated fair value (cost: $273 and $288, respectively)............         244
  Fair value option securities, at estimated fair value........................................................          40
  Mortgage loans (net of valuation allowances of $22 and $37, respectively)....................................       5,109
  Policy loans.................................................................................................       1,101
  Real estate and real estate joint ventures...................................................................         351
  Other limited partnership interests..........................................................................       1,141
  Short-term investments, principally at estimated fair value..................................................       1,581
  Investment in subsidiaries...................................................................................       5,753
  Loans to subsidiaries........................................................................................         305
  Other invested assets, principally at estimated fair value...................................................       2,095
                                                                                                                -----------
    Total investments..........................................................................................      51,783
  Cash and cash equivalents, principally at estimated fair value...............................................         379
  Accrued investment income....................................................................................         358
  Premiums, reinsurance and other receivables..................................................................       6,993
  Receivables from subsidiaries................................................................................         728
  Deferred policy acquisition costs and value of business acquired.............................................       1,184
  Current income tax recoverable...............................................................................          66
  Goodwill.....................................................................................................         885
  Other assets.................................................................................................         155
  Separate account assets......................................................................................      15,739
                                                                                                                -----------
    Total assets............................................................................................... $    78,270
                                                                                                                ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $    19,509
Policyholder account balances..................................................................................      24,605
Other policy-related balances..................................................................................         730
Payables for collateral under securities loaned and other transactions.........................................       6,375
Long-term debt -- affiliated...................................................................................         750
Current income tax payable.....................................................................................          --
Deferred income tax liability..................................................................................          42
Other liabilities..............................................................................................         817
Separate account liabilities...................................................................................      15,739
                                                                                                                -----------
    Total liabilities..........................................................................................      68,567
                                                                                                                -----------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.....................................................................          86
Additional paid-in capital.....................................................................................       6,673
Retained earnings..............................................................................................       1,173
Accumulated other comprehensive income (loss)..................................................................       1,771
                                                                                                                -----------
    Total stockholders' equity.................................................................................       9,703
                                                                                                                -----------
    Total liabilities and stockholders' equity................................................................. $    78,270
                                                                                                                ===========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2012, 2011 and 2010
                                 (In millions)

                                                                  2012        2011       2010
                                                               ----------  ---------- ----------
Condensed Statements of Operations
Revenues
Premiums...................................................... $      144  $      148 $      148
Universal life and investment-type product policy fees........        662         632        633
Net investment income.........................................      1,854       1,943      2,018
Equity in earnings from subsidiaries..........................        875         640        193
Other revenues................................................        151         154        162
Net investment gains (losses).................................         20          14        102
Net derivative gains (losses).................................       (140)        241        (67)
                                                               ----------  ---------- ----------
 Total revenues...............................................      3,566       3,772      3,189
                                                               ----------  ---------- ----------
Expenses
Policyholder benefits and claims..............................        797         755        800
Interest credited to policyholder account balances............        666         710        691
Goodwill impairment...........................................        327          --         --
Other expenses................................................        584         784        744
                                                               ----------  ---------- ----------
 Total expenses...............................................      2,374       2,249      2,235
                                                               ----------  ---------- ----------
Income (loss) from continuing operations before provision for
  income tax..................................................      1,192       1,523        954
Provision for income tax expense (benefit)....................        (23)        290        235
                                                               ----------  ---------- ----------
Income (loss) from continuing operations, net of income tax...      1,215       1,233        719
Income (loss) from discontinued operations, net of income tax.          8          --         --
                                                               ----------  ---------- ----------
Net income (loss)............................................. $    1,223  $    1,233 $      719
                                                               ==========  ========== ==========
Comprehensive income (loss)................................... $    1,852  $    2,787 $    1,725
                                                               ==========  ========== ==========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2012, 2011 and 2010
                                 (In millions)

                                                                                            2012         2011       2010
                                                                                        -----------  -----------  --------
Condensed Statements of Cash Flows
Cash flows from operating activities
Net cash provided by operating activities.............................................. $     1,184  $       886  $  1,129
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...........................................................      10,714       13,921    13,203
   Equity securities...................................................................          46          163       127
   Mortgage loans......................................................................         845          552       279
   Real estate and real estate joint ventures..........................................          47           12        14
   Other limited partnership interests.................................................         154          159        92
  Purchases of:........................................................................
   Fixed maturity securities...........................................................     (10,729)     (11,658)  (13,715)
   Equity securities...................................................................         (27)         (22)      (38)
   Mortgage loans......................................................................        (428)        (946)     (868)
   Real estate and real estate joint ventures..........................................         (77)         (83)      (80)
   Other limited partnership interests.................................................        (179)        (214)     (204)
  Cash received in connection with freestanding derivatives............................         362          375        93
  Cash paid in connection with freestanding derivatives................................        (322)        (453)     (102)
  Returns of capital from subsidiaries.................................................          84           49        51
  Capital contributions to subsidiaries................................................        (166)        (422)     (198)
  Issuances of loans to affiliates.....................................................          --         (305)       --
  Net change in policy loans...........................................................          15           26        12
  Net change in short-term investments.................................................        (251)        (487)     (169)
  Net change in other invested assets..................................................         (50)         (16)     (254)
                                                                                        -----------  -----------  --------
Net cash provided by (used in) investing activities....................................          38          651    (1,757)
                                                                                        -----------  -----------  --------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................      11,577       14,151    20,496
   Withdrawals.........................................................................     (12,298)     (15,754)  (21,062)
  Net change in payables for collateral under securities loaned and other transactions.         102         (482)    1,295
  Long-term debt repaid................................................................          --           --      (200)
  Financing element on certain derivative instruments..................................          75          127       (24)
  Return of capital....................................................................          --          (47)       --
  Dividends on common stock............................................................        (504)        (517)     (330)
                                                                                        -----------  -----------  --------
Net cash (used in) provided by financing activities....................................      (1,048)      (2,522)      175
                                                                                        -----------  -----------  --------
Change in cash and cash equivalents....................................................         174         (985)     (453)
Cash and cash equivalents, beginning of year...........................................         379        1,364     1,817
                                                                                        -----------  -----------  --------
Cash and cash equivalents, end of year................................................. $       553  $       379  $  1,364
                                                                                        ===========  ===========  ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest............................................................................ $        64  $        64  $     74
                                                                                        ===========  ===========  ========
   Income tax.......................................................................... $      (194) $       (66) $     98
                                                                                        ===========  ===========  ========
  Non-cash transactions:...............................................................
   Capital contribution from MetLife, Inc.............................................. $        45  $        --  $     --
                                                                                        ===========  ===========  ========
   Returns of capital from subsidiaries................................................ $       202  $        --  $     --
                                                                                        ===========  ===========  ========
   Capital contributions to subsidiaries............................................... $        31  $        --  $     --
                                                                                        ===========  ===========  ========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

  The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

  The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

  Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2012 presentation.

2. Support Agreement

  The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                        Future Policy
                              DAC     Benefits and Other Policyholder
                              and       Policy-Related     Account     Unearned
Segment                       VOBA         Balances        Balances   Revenue (1)
-------                    ---------- ------------------ ------------ -----------
2012
Retail.................... $    3,785    $     9,357     $    28,287   $    158
Corporate Benefit Funding.          8         15,078           8,688          2
Corporate & Other.........         --          6,288               1         --
                           ----------    -----------     -----------   --------
 Total.................... $    3,793    $    30,723     $    36,976   $    160
                           ==========    ===========     ===========   ========
2011
Retail.................... $    4,047    $     7,915     $    30,001   $    184
Corporate Benefit Funding.         13         14,042           8,375          2
Corporate & Other.........        128          6,515           3,699         72
                           ----------    -----------     -----------   --------
 Total.................... $    4,188    $    28,472     $    42,075   $    258
                           ==========    ===========     ===========   ========
2010
Retail.................... $    4,303    $     6,755     $    27,580   $    217
Corporate Benefit Funding.          9         12,996           9,452         --
Corporate & Other.........         79          6,099           2,259         45
                           ----------    -----------     -----------   --------
 Total.................... $    4,391    $    25,850     $    39,291   $    262
                           ==========    ===========     ===========   ========

--------

(1)Amounts are included within future policy benefits and other policy-related balances.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                             Policyholder Benefits
                                                and Claims and     Amortization of
                      Premium        Net       Interest Credited    DAC and VOBA      Other
                    Revenue and   Investment    to Policyholder      Charged to     Operating   Premiums Written
Segment            Policy Charges   Income     Account Balances    Other Expenses  Expenses (1) (Excluding Life)
-------            -------------- ---------- --------------------- --------------- ------------ ----------------
2012
Retail............   $    2,716   $    1,434      $    2,037          $    929      $    1,330       $    6
Corporate Benefit
  Funding.........          658        1,111           1,318                10              36           --
Corporate &
  Other...........          148          407             187                 2             268           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    3,522   $    2,952      $    3,542          $    941      $    1,634       $    6
                     ==========   ==========      ==========          ========      ==========       ======
2011
Retail............   $    2,596   $    1,360      $    1,984          $  1,146      $    1,205       $    8
Corporate Benefit
  Funding.........        1,105        1,142           1,763                 4              36           --
Corporate &
  Other...........           83          572             102                 6             518           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    3,784   $    3,074      $    3,849          $  1,156      $    1,759       $    8
                     ==========   ==========      ==========          ========      ==========       ======
2010
Retail............   $    2,019   $    1,381      $    1,670          $    758      $    1,029       $    5
Corporate Benefit
  Funding.........          672        1,098           1,341                 2              32           --
Corporate &
  Other...........           15          674             165                10             541           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    2,706   $    3,153      $    3,176          $    770      $    1,602       $    5
                     ==========   ==========      ==========          ========      ==========       ======

--------

(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                            % Amount
                                                                            Assumed
                               Gross Amount   Ceded    Assumed  Net Amount   to Net
                               ------------ ---------- -------- ----------- --------
2012
Life insurance in-force.......  $  428,803  $  391,045 $  7,750 $    45,508  17.0 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    1,815  $      572 $     11 $     1,254   0.9 %
Accident and health insurance.         248         241       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    2,063  $      813 $     11 $     1,261   0.9 %
                                ==========  ========== ======== ===========
2011
Life insurance in-force.......  $  378,153  $  340,477 $  8,085 $    45,761  17.7 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    2,180  $      366 $      7 $     1,821   0.4 %
Accident and health insurance.         249         242       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    2,429  $      608 $      7 $     1,828   0.4 %
                                ==========  ========== ======== ===========
2010
Life insurance in-force.......  $  326,366  $  289,559 $  8,217 $    45,024  18.3 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    1,310  $      263 $     13 $     1,060   1.2 %
Accident and health insurance.         249         242       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    1,559  $      505 $     13 $     1,067   1.2 %
                                ==========  ========== ======== ===========

  For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.2 billion and $7.8 billion, respectively, and life insurance premiums of $478 million and $11 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively. For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156.6 billion and $8.2 billion, respectively, and life insurance premiums of $191 million and $13 million, respectively.

                                     PART C



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:


   (1)   Statements of Assets and Liabilities as of December 31, 2012

   (2)   Statements of Operations for the year ended December 31, 2012

   (3) Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011


   (4)   Notes to Financial Statements

   The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


   (1)   Consolidated Balance Sheets as of December 31, 2012 and 2011

   (2) Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010

   (3) Consolidated Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and 2010

   (4) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2012, 2011 and 2010

   (5) Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010

   (6)   Notes to Consolidated Financial Statements

   (7)   Financial Statement Schedules



(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


3(c). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4,
                      2007.)



3(d). Master Retail Sales Agreement (MLIDC) (9-2012). (Filed herewith.)



3(e). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


                      to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos.

                      033-73466/811-08242, filed April 7, 2008.)



4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)


4(b).                 Form of Guaranteed Minimum Withdrawal Rider.
                      (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101778, filed November 19, 2004.)


4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(d). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(e). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(f). 403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(g).                 401(a)/403(a) Plan Endorsement (L-22492 (5/11)).
                      (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


5(a). Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)


5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)



6(b). Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (June 1, 2012). (Filed herewith.)




6(c). Certificate of Amendment, dated February 10, 2006, of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(d). Certificate of Correction, dated April 4, 2007, to the Certificate of Amendment of the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.)



7(a). Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


7(b). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment
                      No. 4

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


                      to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4,
                      2012.)


8(a). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31,
                      2007.)


8(a)(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


8(b)(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)


8(c). Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


8(c)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated October 1, 2000 between AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds)
                      ("AVIF"), Invesco Distributors, Inc. and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment
                      No. 21 to MetLife of CT Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File No. 333-101778, filed April 5, 2011.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


8(d). Participation Agreement Among The Alger American Fund, The Travelers Insurance Company and Fred Alger & Company, Inc. effective April 23, 2003. (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(d)(i). Amendment dated April 30, 2010 to the Participation Agreement dated April 23, 2003 between The Alger Portfolios, Fred Alger & Company, Incorporated and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


8(e). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


8(f). Participation Agreement Among The Travelers Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities effective June 8, 2003 and an Amendment to the Participation Agreement (effective December 10, 2004.) (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.)
                      (Incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series I, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(g)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


8(h). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004
                      and December 28, 2004.) (Incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(h)(i). Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(h)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities'

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


                      Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


8(i). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(i)(i). Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(i)(ii).             Participation Agreement Addendum effective May 1, 2011
                      Among Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)



8(i)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Filed herewith.)



8(j). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(j)(i). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(k). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)



8(k)(i). Amendment No. 3 dated May 1, 2011 to the Participation Agreement Among MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 4, 2012.)



8(l). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


                      to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(l)(i). Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(m). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. effective March 1, 1998 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 17, 2001, April 3, 2003, October 22, 2004 and September 1, 2005.) (Incorporated herein by reference to Exhibit 8(p) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(m)(i). Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Exhibit h 9 i to Post-Effective Amendment No. 18 to MetLife of CT Fund UL III Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


11.                   Not Applicable


12.                   Not Applicable



13.                   Powers of Attorney authorizing Michele H. Abate, Paul G.
                      Cellupica, John E. Connolly, Jr., Myra L. Saul and Marie
                      C. Swift to act as signatory for Eric T. Steigerwalt, Elizabeth M. Forget, Gene L. Lunman, Peter M. Carlson and Stanley J. Talbi (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06022-2910



NAME AND PRINCIPAL        POSITIONS AND OFFICES
BUSINESS ADDRESS          WITH DEPOSITOR
-----------------------   ---------------------------------------------------------------
Eric T. Steigerwalt       Director, Chairman of the Board, President and Chief Executive
501 Route 22              Officer
Bridgewater, NJ 08807





Elizabeth M. Forget            Director and Senior Vice President
1095 Avenue of the Americas
New York, New York 10036

Gene L. Lunman           Director and Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06002





Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, New York 10036





Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962





Ricardo A. Anzaldua            General Counsel
1095 Avenue of the Americas
New York, New York 10036





Stanley J. Talbi               Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, New York 10036





Robin Lenna            Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Marlene B. Debel               Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036
United States





Roberto Baron                  Senior Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036





Steven J. Brash                Senior Vice President
1095 Avenue of the Americas
New York, New York 10036





Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, New York 10036





S. Peter Headley             Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210





Andrew Kaniuk             Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807





Christopher A. Kremer     Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal     Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962





Andrew T. Aoyama       Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807





Lynn A. Dumais            Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807





Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962





John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Karen A. Johnson       Vice President
501 Boylston Street
Boston, MA 02116





Derrick L. Kelson      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328





James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128





Daniel A. O'Neill            Vice President
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210





Mark S. Reilly           Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002





Kathleen J. Schoos     Vice President
700 Quaker Lane
Warwick, RI 02886

Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Steven G. Sorrentino      Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807





Robert L. Staffier, Jr.     Vice President
501 Boylston Street
Boston, MA 02116





Nan D. Tecotzky        Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Michael F. Tietz       Vice President
200 Park Avenue
40th Floor
New York, NY 10166





Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962





Isaac Torres                   Secretary
1095 Avenue of the Americas
New York, NY 10036


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

            e)    1320 GP LLC (DE)

            f) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

     4.     MetLife Reinsurance Company of Delaware (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      17. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      18.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 66.67% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 18.18% is owned by MetLife Investors USA Insurance Company, 12.12% is owned by MetLife Insurance Company of Connecticut and 3.03% is owned by Metropolitan Property and Casualty Insurance Company.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Management, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   1) MetLife EU Holding Company Limited (Ireland) - 18.234% of MetLife EU Holding Company Limited is owned by ALICO and the remaining interest is owned by MetLife Global Holding Company II GmbH.

                       aa) MetLife Europe Limited (Ireland)

                           ii. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                   2)  MetLife S.A. (France)

                       aa) Hestis S.A.(France) - 66.06% of Hestis S.A. is owned
                           by ALICO and the remaining interests are owned by third parties.

                       bb) MetLife Solutions S.A.S. (France)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    MetLife Holdings (Cyprus) Limited (Cyprus)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovat elno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

            (a)   Metlife pojist'ovna a.s. (Czech Republic)

      11.   American Life Insurance Company (Cyprus) Limited (Cyprus)

      12.   MetLife Alico Life Insurance Company S.A. (Greece)

            a) ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

            b)    Metlife Biztosito Zrt. (Hungary)

      14. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      15. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    Metropolitan Training and Consulting S.R.L. (Romania)

            c) Metropolitan Life Asigurari S.A. (Romania) - 99.9999% of Metropolitan Life Asigurari S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

      16.   International Investment Holding Company Limited (Russia)

      17.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      18.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      19.   MetLife AMSLICO poist'ovna a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      20.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      21.   ALICO Management Services Limited (United Kingdom)

      22.   ZEUS Administration Services Limited (United Kingdom)

      23. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      24. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by ALICO 0.0005% is owned by International Technical and Advisory Services Limited and the remaining 0.0005% is owned by Borderland Investment Limited.

      25.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      26.   International Technical and Advisory Services Limited (USA-Delaware)

      27.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      28. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      29. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      30. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.01% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      31. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by ALICO and 0.000002% is owned by International Technical and Advisory Services Limited.

      32.   MetLife Seguros de Vida, S.A. (Uruguay)

      33. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      34.   Alpha Properties, Inc. (USA-Delaware)

      35.   Beta Properties, Inc. (USA-Delaware)

      36.   Delta Properties Japan, Inc. (USA-Delaware)

      37.   Epsilon Properties Japan, Inc. (USA-Delaware)

      38.   Iris Properties, Inc. (USA-Delaware)

      39.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2013, there were 262,183 owners of qualified contracts and 69,729 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614


MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (including the Registrant):

MetLife of CT Separate Account Eleven for Variable Annuities

MetLife of CT Separate Account QPN for Variable Annuities

MetLife of CT Fund UL for Variable Life Insurance,

MetLife of CT Fund UL III for Variable Life Insurance

Metropolitan Life Variable Annuity Separate Account II

Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Life Account One

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D

Metropolitan Series Fund



(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL              POSITIONS AND OFFICES
BUSINESS ADDRESS                WITH UNDERWRITER
-----------------------------   ----------------------
Mark E. Rosenthal               President
5 Park Plaza, Suite 1900 EBS
Irvine, CA 92614





Elizabeth M. Forget             Director and Executive Vice President
1095 Avenues of the Americas
New York, NY 10036





Paul A. LaPiana           Director and Executive Vice President, National Sales Manager-Life
501 Route 22
Bridgewater, NJ 08807





Isaac Torres                   Secretary
1095 Avenue of the Americas
New York, NY 10036





Jay S. Kaduson                 Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036





John G. Martinez        Vice President, Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647





Debora L. Buffington     Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Rashid Ismail        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Paul M. Kos          Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Craig W. Markham           Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128





Cathy A. Sturdivant
5 Park Plaza
Suite 1900
Irvine, CA 92614





Paulina Vakouros               Vice President
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------
MetLife Investors Distribution Company....... $35,916,770        $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The MetLife Insurance Company of Connecticut hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of New York, and State of New York, on this 3rd day of April, 2013.


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                 (Registrant)


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  (Depositor)



By:  /s/ ELIZABETH M. FORGET
    ------------------------------------------
     Elizabeth M. Forget, Senior Vice President

As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 3rd day of April 2013.




/s/ *ERIC T. STEIGERWALT                   Chairman of the Board, President, Chief Executive
------------------------                   Officer and a Director
(Eric T. Steigerwalt)

/s/ *STANLEY J. TALBI                      Executive Vice President and Chief Financial Officer
---------------------
(Stanley J. Talbi)

/s/ *PETER M. CARLSON                      Executive Vice President and Chief Accounting Officer
---------------------
(Peter M. Carlson)

/s/ *ELIZABETH M. FORGET                   Director and Senior Vice President
------------------------
(Elizabeth M. Forget)

/s/ *GENE L. LUNMAN                        Director and Senior Vice President
-------------------
(Gene L. Lunman)


By: /s/ JOHN E. CONNOLLY, JR.
    ---------------------------------------
    John E. Connolly, Jr., Attorney-in-Fact




* MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



3(d)       Master Retail Sales Agreement (MLIDC) (9-2012)


6(b) Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (June 1, 2012)


8(i) (iii) Amendment to Franklin Templeton Participation Agreement


10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


13         Powers of Attorney